John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.2%
Communication services – 10.1%
Diversified telecommunication services – 2.1%
AT&T, Inc.	1,665,447	$63,020,514
CenturyLink, Inc.	223,752	2,792,425
Verizon Communications, Inc.	942,697	56,901,191
		122,714,130
Entertainment – 1.8%
Activision Blizzard, Inc.	174,824	9,251,686
Electronic Arts, Inc. (A)	67,171	6,570,667
Netflix, Inc. (A)	99,793	26,706,603
Take-Two Interactive Software, Inc. (A)	25,796	3,233,271
The Walt Disney Company	410,579	53,506,655
Viacom, Inc., Class B	80,677	1,938,668
		101,207,550
Interactive media and services – 4.7%
Alphabet, Inc., Class A (A)	68,271	83,368,449
Alphabet, Inc., Class C (A)	68,877	83,961,063
Facebook, Inc., Class A (A)	548,324	97,645,538
TripAdvisor, Inc. (A)	23,931	925,651
Twitter, Inc. (A)	176,190	7,259,028
		273,159,729
Media – 1.4%
CBS Corp., Class B	74,585	3,010,996
Charter Communications, Inc., Class A (A)	36,851	15,187,034
Comcast Corp., Class A	1,033,763	46,602,036
Discovery, Inc., Series A (A)(B)	36,021	959,239
Discovery, Inc., Series C (A)	79,080	1,946,950
DISH Network Corp., Class A (A)	54,836	1,868,263
Fox Corp., Class A	80,784	2,547,523
Fox Corp., Class B	37,007	1,167,201
News Corp., Class A	87,897	1,223,526
News Corp., Class B	27,756	396,772
Omnicom Group, Inc.	49,579	3,882,036
The Interpublic Group of Companies, Inc.	88,258	1,902,842
		80,694,418
Wireless telecommunication services – 0.1%
T-Mobile US, Inc. (A)	72,058	5,676,009
		583,451,836
Consumer discretionary – 9.8%
Auto components – 0.1%
Aptiv PLC	58,393	5,104,716
BorgWarner, Inc.	47,070	1,726,528
		6,831,244
Automobiles – 0.3%
Ford Motor Company	893,236	8,182,042
General Motors Company	286,365	10,732,960
Harley-Davidson, Inc.	35,723	1,284,956
		20,199,958
Distributors – 0.1%
Genuine Parts Company	33,295	3,315,849
LKQ Corp. (A)	70,247	2,209,268
		5,525,117
Diversified consumer services – 0.0%
H&R Block, Inc.	45,749	1,080,591
Hotels, restaurants and leisure – 1.9%
Carnival Corp.	91,263	3,989,106
Chipotle Mexican Grill, Inc. (A)	5,813	4,885,652
Darden Restaurants, Inc.	27,993	3,309,332
Hilton Worldwide Holdings, Inc.	65,381	6,087,625
Marriott International, Inc., Class A	62,307	7,749,122
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
McDonald's Corp.	173,096	$37,165,442
MGM Resorts International	118,846	3,294,411
Norwegian Cruise Line Holdings, Ltd. (A)	49,140	2,543,978
Royal Caribbean Cruises, Ltd.	39,167	4,242,961
Starbucks Corp.	272,826	24,123,275
Wynn Resorts, Ltd.	22,076	2,400,103
Yum! Brands, Inc.	69,354	7,866,824
		107,657,831
Household durables – 0.4%
D.R. Horton, Inc.	76,705	4,043,121
Garmin, Ltd.	32,930	2,788,842
Leggett & Platt, Inc.	29,965	1,226,767
Lennar Corp., A Shares	64,823	3,620,365
Mohawk Industries, Inc. (A)	13,650	1,693,556
Newell Brands, Inc.	86,853	1,625,888
NVR, Inc. (A)	780	2,899,533
PulteGroup, Inc.	58,751	2,147,349
Whirlpool Corp.	14,479	2,292,894
		22,338,315
Internet and direct marketing retail – 3.4%
Amazon.com, Inc. (A)	94,705	164,399,357
Booking Holdings, Inc. (A)	9,690	19,017,691
eBay, Inc.	179,705	7,004,901
Expedia Group, Inc.	31,874	4,284,184
		194,706,133
Leisure products – 0.1%
Hasbro, Inc.	26,751	3,175,076
Multiline retail – 0.5%
Dollar General Corp.	58,592	9,312,612
Dollar Tree, Inc. (A)	53,933	6,156,991
Kohl's Corp.	36,269	1,801,119
Macy's, Inc.	70,410	1,094,171
Nordstrom, Inc. (B)	24,363	820,302
Target Corp.	116,453	12,449,990
		31,635,185
Specialty retail – 2.3%
Advance Auto Parts, Inc.	16,271	2,691,223
AutoZone, Inc. (A)	5,591	6,064,110
Best Buy Company, Inc.	52,866	3,647,225
CarMax, Inc. (A)	37,741	3,321,208
L Brands, Inc.	52,917	1,036,644
Lowe's Companies, Inc.	175,912	19,343,284
O'Reilly Automotive, Inc. (A)	17,439	6,949,616
Ross Stores, Inc.	83,123	9,131,062
The Gap, Inc.	48,821	847,533
The Home Depot, Inc.	249,613	57,915,208
The TJX Companies, Inc.	275,546	15,358,934
Tiffany & Company	24,780	2,295,371
Tractor Supply Company	27,183	2,458,431
Ulta Beauty, Inc. (A)	13,413	3,361,968
		134,421,817
Textiles, apparel and luxury goods – 0.7%
Capri Holdings, Ltd. (A)	34,549	1,145,645
Hanesbrands, Inc.	82,405	1,262,445
NIKE, Inc., Class B	285,331	26,798,288
PVH Corp.	16,899	1,490,999
Ralph Lauren Corp.	11,816	1,128,074
Tapestry, Inc.	65,380	1,703,149
Under Armour, Inc., Class A (A)(B)	42,882	855,067
Under Armour, Inc., Class C (A)	44,299	803,141

1

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
VF Corp.	74,419	$6,622,547
		41,809,355
		569,380,622
Consumer staples – 7.4%
Beverages – 1.9%
Brown-Forman Corp., Class B	41,486	2,604,491
Constellation Brands, Inc., Class A	38,118	7,901,099
Molson Coors Brewing Company, Class B	42,816	2,461,920
Monster Beverage Corp. (A)	88,176	5,119,499
PepsiCo, Inc.	318,678	43,690,754
The Coca-Cola Company	877,152	47,752,155
		109,529,918
Food and staples retailing – 1.6%
Costco Wholesale Corp.	100,239	28,879,858
Sysco Corp.	116,966	9,287,100
The Kroger Company	182,066	4,693,661
Walgreens Boots Alliance, Inc.	172,913	9,563,818
Walmart, Inc.	324,142	38,469,173
		90,893,610
Food products – 1.1%
Archer-Daniels-Midland Company	126,948	5,213,754
Campbell Soup Company	38,438	1,803,511
Conagra Brands, Inc.	110,909	3,402,688
General Mills, Inc.	137,551	7,581,811
Hormel Foods Corp.	63,287	2,767,541
Kellogg Company	56,676	3,647,101
Lamb Weston Holdings, Inc.	33,203	2,414,522
McCormick & Company, Inc.	28,046	4,383,590
Mondelez International, Inc., Class A	328,702	18,183,795
The Hershey Company	33,953	5,262,375
The J.M. Smucker Company	25,994	2,859,860
The Kraft Heinz Company	141,814	3,961,574
Tyson Foods, Inc., Class A	67,164	5,785,507
		67,267,629
Household products – 1.8%
Church & Dwight Company, Inc.	56,319	4,237,442
Colgate-Palmolive Company	195,561	14,375,689
Kimberly-Clark Corp.	78,452	11,144,107
The Clorox Company	28,660	4,352,594
The Procter & Gamble Company	570,412	70,947,845
		105,057,677
Personal products – 0.2%
Coty, Inc., Class A	67,041	704,601
The Estee Lauder Companies, Inc., Class A	50,421	10,031,258
		10,735,859
Tobacco – 0.8%
Altria Group, Inc.	425,786	17,414,647
Philip Morris International, Inc.	354,615	26,925,917
		44,340,564
		427,825,257
Energy – 4.4%
Energy equipment and services – 0.4%
Baker Hughes, a GE Company	117,694	2,730,501
Halliburton Company	199,647	3,763,346
Helmerich & Payne, Inc.	24,943	999,466
National Oilwell Varco, Inc.	87,955	1,864,646
Schlumberger, Ltd.	315,221	10,771,102
TechnipFMC PLC	95,658	2,309,184
		22,438,245
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels – 4.0%
Apache Corp.	85,690	$2,193,664
Cabot Oil & Gas Corp.	95,362	1,675,510
Chevron Corp.	432,697	51,317,864
Cimarex Energy Company	23,125	1,108,613
Concho Resources, Inc.	45,831	3,111,925
ConocoPhillips	253,029	14,417,592
Devon Energy Corp.	92,127	2,216,576
Diamondback Energy, Inc.	37,162	3,341,235
EOG Resources, Inc.	132,278	9,817,673
Exxon Mobil Corp.	964,374	68,094,448
Hess Corp.	58,989	3,567,655
HollyFrontier Corp.	34,510	1,851,116
Kinder Morgan, Inc.	443,741	9,145,502
Marathon Oil Corp.	183,261	2,248,612
Marathon Petroleum Corp.	150,047	9,115,355
Noble Energy, Inc.	109,006	2,448,275
Occidental Petroleum Corp.	203,874	9,066,277
ONEOK, Inc.	94,126	6,936,145
Phillips 66	102,234	10,468,762
Pioneer Natural Resources Company	38,096	4,791,334
The Williams Companies, Inc.	276,250	6,646,575
Valero Energy Corp.	94,451	8,051,003
		231,631,711
		254,069,956
Financials – 12.6%
Banks – 5.3%
Bank of America Corp.	1,909,434	55,698,190
BB&T Corp.	174,628	9,319,896
Citigroup, Inc.	514,895	35,568,947
Citizens Financial Group, Inc.	101,902	3,604,274
Comerica, Inc.	34,043	2,246,498
Fifth Third Bancorp	166,496	4,558,660
First Republic Bank	38,342	3,707,671
Huntington Bancshares, Inc.	236,550	3,375,569
JPMorgan Chase & Co.	728,786	85,770,824
KeyCorp	228,682	4,079,687
M&T Bank Corp.	30,466	4,812,714
People's United Financial, Inc.	90,885	1,420,987
Regions Financial Corp.	227,417	3,597,737
SunTrust Banks, Inc.	101,185	6,961,528
SVB Financial Group (A)	11,747	2,454,536
The PNC Financial Services Group, Inc.	101,485	14,224,138
U.S. Bancorp	326,845	18,087,602
Wells Fargo & Company	913,878	46,096,006
Zions Bancorp NA	40,334	1,795,670
		307,381,134
Capital markets – 2.6%
Affiliated Managers Group, Inc.	11,542	962,026
Ameriprise Financial, Inc.	29,829	4,387,846
BlackRock, Inc.	26,776	11,932,457
Cboe Global Markets, Inc.	25,455	2,925,034
CME Group, Inc.	81,618	17,249,148
E*TRADE Financial Corp.	54,660	2,388,095
Franklin Resources, Inc.	64,287	1,855,323
Intercontinental Exchange, Inc.	127,733	11,785,924
Invesco, Ltd.	87,804	1,487,400
MarketAxess Holdings, Inc.	8,606	2,818,465
Moody's Corp.	37,086	7,596,325
Morgan Stanley	286,297	12,216,293
MSCI, Inc.	19,305	4,203,664
Nasdaq, Inc.	26,276	2,610,521
Northern Trust Corp.	48,979	4,570,720
Raymond James Financial, Inc.	28,165	2,322,486
S&P Global, Inc.	56,138	13,752,687

2

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
State Street Corp.	84,920	$5,026,415
T. Rowe Price Group, Inc.	53,691	6,134,197
The Bank of New York Mellon Corp.	195,519	8,839,414
The Charles Schwab Corp.	265,166	11,091,894
The Goldman Sachs Group, Inc.	73,758	15,284,870
		151,441,204
Consumer finance – 0.7%
American Express Company	155,065	18,341,088
Capital One Financial Corp.	107,201	9,753,147
Discover Financial Services	72,535	5,881,863
Synchrony Financial	139,117	4,742,499
		38,718,597
Diversified financial services – 1.6%
Berkshire Hathaway, Inc., Class B (A)	446,927	92,969,755
Insurance – 2.4%
Aflac, Inc.	168,752	8,829,105
American International Group, Inc.	198,274	11,043,862
Aon PLC	53,754	10,405,162
Arthur J. Gallagher & Company	42,410	3,798,664
Assurant, Inc.	13,937	1,753,553
Chubb, Ltd.	103,877	16,769,903
Cincinnati Financial Corp.	34,622	4,039,349
Everest Re Group, Ltd.	9,286	2,470,912
Globe Life, Inc.	22,878	2,190,797
Lincoln National Corp.	45,629	2,752,341
Loews Corp.	59,271	3,051,271
Marsh & McLennan Companies, Inc.	115,401	11,545,870
MetLife, Inc.	181,424	8,555,956
Principal Financial Group, Inc.	59,099	3,376,917
Prudential Financial, Inc.	91,626	8,241,759
The Allstate Corp.	75,031	8,154,369
The Hartford Financial Services Group, Inc.	82,413	4,995,052
The Progressive Corp.	133,256	10,294,026
The Travelers Companies, Inc.	59,348	8,824,454
Unum Group	47,552	1,413,245
Willis Towers Watson PLC	29,401	5,673,511
		138,180,078
		728,690,768
Health care – 13.3%
Biotechnology – 2.1%
AbbVie, Inc.	336,983	25,516,353
Alexion Pharmaceuticals, Inc. (A)	51,107	5,005,420
Amgen, Inc.	136,687	26,450,301
Biogen, Inc. (A)	42,040	9,787,753
Celgene Corp. (A)	161,540	16,040,922
Gilead Sciences, Inc.	288,657	18,295,081
Incyte Corp. (A)	40,686	3,020,122
Regeneron Pharmaceuticals, Inc. (A)	18,213	5,052,286
Vertex Pharmaceuticals, Inc. (A)	58,585	9,925,471
		119,093,709
Health care equipment and supplies – 3.5%
Abbott Laboratories	402,834	33,705,121
ABIOMED, Inc. (A)	10,343	1,839,916
Align Technology, Inc. (A)	16,566	2,997,121
Baxter International, Inc.	116,368	10,178,709
Becton, Dickinson and Company	61,529	15,564,376
Boston Scientific Corp. (A)	317,493	12,918,790
Danaher Corp.	145,520	21,017,454
DENTSPLY SIRONA, Inc.	51,097	2,723,981
Edwards Lifesciences Corp. (A)	47,401	10,423,954
Hologic, Inc. (A)	60,926	3,076,154
IDEXX Laboratories, Inc. (A)	19,622	5,335,810
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	26,269	$14,183,421
Medtronic PLC	305,800	33,215,996
ResMed, Inc.	32,746	4,424,312
Stryker Corp.	73,134	15,818,884
Teleflex, Inc.	10,538	3,580,286
The Cooper Companies, Inc.	11,299	3,355,803
Varian Medical Systems, Inc. (A)	20,755	2,471,713
Zimmer Biomet Holdings, Inc.	46,796	6,423,687
		203,255,488
Health care providers and services – 2.4%
AmerisourceBergen Corp.	34,662	2,853,722
Anthem, Inc.	58,307	13,999,511
Cardinal Health, Inc.	67,952	3,206,655
Centene Corp. (A)	94,271	4,078,163
Cigna Corp.	86,066	13,063,958
CVS Health Corp.	296,416	18,694,957
DaVita, Inc. (A)	22,070	1,259,535
HCA Healthcare, Inc.	60,620	7,299,860
Henry Schein, Inc. (A)	33,792	2,145,792
Humana, Inc.	30,790	7,872,079
Laboratory Corp. of America Holdings (A)	22,268	3,741,024
McKesson Corp.	42,144	5,759,399
Quest Diagnostics, Inc.	30,695	3,285,286
UnitedHealth Group, Inc.	216,000	46,941,120
Universal Health Services, Inc., Class B	18,515	2,754,106
WellCare Health Plans, Inc. (A)	11,467	2,971,902
		139,927,069
Health care technology – 0.1%
Cerner Corp.	72,570	4,947,097
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	70,535	5,405,097
Illumina, Inc. (A)	33,505	10,192,891
IQVIA Holdings, Inc. (A)	41,524	6,202,855
Mettler-Toledo International, Inc. (A)	5,609	3,950,980
PerkinElmer, Inc.	25,317	2,156,249
Thermo Fisher Scientific, Inc.	91,278	26,586,543
Waters Corp. (A)	15,216	3,396,668
		57,891,283
Pharmaceuticals – 4.2%
Allergan PLC	74,767	12,582,538
Bristol-Myers Squibb Company	372,832	18,906,311
Eli Lilly & Company	193,641	21,654,873
Johnson & Johnson	601,532	77,826,210
Merck & Company, Inc.	583,573	49,125,175
Mylan NV (A)	117,580	2,325,732
Nektar Therapeutics (A)(B)	39,949	727,671
Perrigo Company PLC	31,010	1,733,149
Pfizer, Inc.	1,260,663	45,295,622
Zoetis, Inc.	108,847	13,561,248
		243,738,529
		768,853,175
Industrials – 9.1%
Aerospace and defense – 2.6%
Arconic, Inc.	88,290	2,295,540
General Dynamics Corp.	53,326	9,744,260
Huntington Ingalls Industries, Inc.	9,421	1,995,274
L3Harris Technologies, Inc.	50,891	10,617,898
Lockheed Martin Corp.	56,642	22,093,779
Northrop Grumman Corp.	35,865	13,441,843
Raytheon Company	63,476	12,453,356
Textron, Inc.	52,451	2,568,001
The Boeing Company	121,843	46,357,606

3

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
TransDigm Group, Inc.	11,314	$5,890,860
United Technologies Corp.	184,880	25,239,818
		152,698,235
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	30,856	2,615,972
Expeditors International of Washington, Inc.	38,911	2,890,698
FedEx Corp.	54,701	7,962,825
United Parcel Service, Inc., Class B	159,168	19,071,510
		32,541,005
Airlines – 0.4%
Alaska Air Group, Inc.	28,097	1,823,776
American Airlines Group, Inc.	90,325	2,436,065
Delta Air Lines, Inc.	131,895	7,597,152
Southwest Airlines Company	110,262	5,955,251
United Airlines Holdings, Inc. (A)	50,360	4,452,328
		22,264,572
Building products – 0.3%
Allegion PLC	21,283	2,205,983
AO Smith Corp.	31,533	1,504,439
Fortune Brands Home & Security, Inc.	31,882	1,743,945
Johnson Controls International PLC	181,361	7,959,934
Masco Corp.	65,974	2,749,796
		16,164,097
Commercial services and supplies – 0.4%
Cintas Corp.	18,921	5,072,720
Copart, Inc. (A)	45,954	3,691,485
Republic Services, Inc.	48,251	4,176,124
Rollins, Inc.	32,096	1,093,511
Waste Management, Inc.	88,958	10,230,170
		24,264,010
Construction and engineering – 0.1%
Jacobs Engineering Group, Inc.	30,883	2,825,795
Quanta Services, Inc.	32,407	1,224,985
		4,050,780
Electrical equipment – 0.5%
AMETEK, Inc.	52,046	4,778,864
Eaton Corp. PLC	95,728	7,959,783
Emerson Electric Company	140,197	9,373,571
Rockwell Automation, Inc.	26,669	4,395,051
		26,507,269
Industrial conglomerates – 1.3%
3M Company	131,120	21,556,128
General Electric Company	1,989,117	17,782,706
Honeywell International, Inc.	163,994	27,747,785
Roper Technologies, Inc.	23,705	8,453,203
		75,539,822
Machinery – 1.5%
Caterpillar, Inc.	128,228	16,196,479
Cummins, Inc.	35,963	5,850,101
Deere & Company	71,767	12,105,658
Dover Corp.	33,149	3,300,314
Flowserve Corp.	29,897	1,396,489
Fortive Corp.	67,299	4,614,019
IDEX Corp.	17,287	2,832,994
Illinois Tool Works, Inc.	67,093	10,499,384
Ingersoll-Rand PLC	55,061	6,784,066
PACCAR, Inc.	78,946	5,527,009
Parker-Hannifin Corp.	29,273	5,286,997
Pentair PLC	38,303	1,447,853
Snap-on, Inc.	12,584	1,969,899
Stanley Black & Decker, Inc.	34,586	4,994,564
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Wabtec Corp.	41,508	$2,982,765
Xylem, Inc.	41,033	3,267,047
		89,055,638
Professional services – 0.3%
Equifax, Inc.	27,552	3,875,740
IHS Markit, Ltd. (A)	91,421	6,114,236
Nielsen Holdings PLC	81,067	1,722,674
Robert Half International, Inc.	26,795	1,491,410
Verisk Analytics, Inc.	37,267	5,893,403
		19,097,463
Road and rail – 0.9%
CSX Corp.	181,924	12,601,875
J.B. Hunt Transport Services, Inc.	19,468	2,154,134
Kansas City Southern	22,926	3,049,387
Norfolk Southern Corp.	60,037	10,786,247
Union Pacific Corp.	160,580	26,010,748
		54,602,391
Trading companies and distributors – 0.2%
Fastenal Company	130,699	4,269,936
United Rentals, Inc. (A)	17,587	2,192,044
W.W. Grainger, Inc.	10,075	2,993,786
		9,455,766
		526,241,048
Information technology – 21.3%
Communications equipment – 1.0%
Arista Networks, Inc. (A)	12,403	2,963,325
Cisco Systems, Inc.	967,607	47,809,462
F5 Networks, Inc. (A)	13,705	1,924,456
Juniper Networks, Inc.	78,820	1,950,795
Motorola Solutions, Inc.	37,734	6,430,251
		61,078,289
Electronic equipment, instruments and components – 0.5%
Amphenol Corp., Class A	67,796	6,542,314
CDW Corp.	32,984	4,064,948
Corning, Inc.	177,968	5,075,647
FLIR Systems, Inc.	30,908	1,625,452
IPG Photonics Corp. (A)	8,124	1,101,614
Keysight Technologies, Inc. (A)	42,749	4,157,340
TE Connectivity, Ltd.	76,568	7,134,606
		29,701,921
IT services – 5.4%
Accenture PLC, Class A	145,220	27,933,067
Akamai Technologies, Inc. (A)	37,604	3,436,254
Alliance Data Systems Corp.	9,337	1,196,350
Automatic Data Processing, Inc.	98,906	15,965,407
Broadridge Financial Solutions, Inc.	26,048	3,241,153
Cognizant Technology Solutions Corp., Class A	125,881	7,586,218
DXC Technology Company	59,708	1,761,386
Fidelity National Information Services, Inc.	139,819	18,562,370
Fiserv, Inc. (A)	130,103	13,477,370
FleetCor Technologies, Inc. (A)	19,731	5,658,456
Gartner, Inc. (A)	20,544	2,937,587
Global Payments, Inc.	68,386	10,873,374
IBM Corp.	201,913	29,362,188
Jack Henry & Associates, Inc.	17,550	2,561,774
Leidos Holdings, Inc.	30,811	2,646,049
Mastercard, Inc., Class A	203,484	55,260,150
Paychex, Inc.	72,894	6,033,436
PayPal Holdings, Inc. (A)	268,193	27,782,113
The Western Union Company	96,615	2,238,570

4

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
VeriSign, Inc. (A)	23,742	$4,478,453
Visa, Inc., Class A	393,620	67,706,576
		310,698,301
Semiconductors and semiconductor equipment – 3.8%
Advanced Micro Devices, Inc. (A)	247,423	7,172,793
Analog Devices, Inc.	84,197	9,407,331
Applied Materials, Inc.	210,547	10,506,295
Broadcom, Inc.	90,731	25,048,107
Intel Corp.	1,009,707	52,030,202
KLA Corp.	36,298	5,787,716
Lam Research Corp.	32,943	7,613,457
Maxim Integrated Products, Inc.	61,830	3,580,575
Microchip Technology, Inc.	54,256	5,040,925
Micron Technology, Inc. (A)	251,584	10,780,374
NVIDIA Corp.	138,806	24,161,960
Qorvo, Inc. (A)	26,846	1,990,362
QUALCOMM, Inc.	277,079	21,135,586
Skyworks Solutions, Inc.	39,135	3,101,449
Texas Instruments, Inc.	212,795	27,501,626
Xilinx, Inc.	57,575	5,521,443
		220,380,201
Software – 6.5%
Adobe, Inc. (A)	110,644	30,565,405
ANSYS, Inc. (A)	19,169	4,243,250
Autodesk, Inc. (A)	50,050	7,392,385
Cadence Design Systems, Inc. (A)	63,854	4,219,472
Citrix Systems, Inc.	28,046	2,707,000
Fortinet, Inc. (A)	32,348	2,483,032
Intuit, Inc.	59,277	15,764,125
Microsoft Corp.	1,740,300	241,953,907
Oracle Corp.	501,809	27,614,549
salesforce.com, Inc. (A)	199,890	29,671,672
Symantec Corp.	129,596	3,062,353
Synopsys, Inc. (A)	34,254	4,701,362
		374,378,512
Technology hardware, storage and peripherals – 4.1%
Apple, Inc.	968,231	216,854,697
Hewlett Packard Enterprise Company	297,579	4,514,273
HP, Inc.	337,765	6,390,514
NetApp, Inc.	54,226	2,847,407
Seagate Technology PLC	53,962	2,902,616
Western Digital Corp.	67,467	4,023,732
Xerox Holdings Corp.	43,375	1,297,346
		238,830,585
		1,235,067,809
Materials – 2.6%
Chemicals – 1.9%
Air Products & Chemicals, Inc.	50,224	11,142,697
Albemarle Corp. (B)	24,157	1,679,395
Celanese Corp.	28,203	3,448,945
CF Industries Holdings, Inc.	49,762	2,448,290
Corteva, Inc.	170,691	4,779,348
Dow, Inc.	169,396	8,071,719
DuPont de Nemours, Inc.	169,914	12,116,567
Eastman Chemical Company	31,224	2,305,268
Ecolab, Inc.	57,060	11,300,162
FMC Corp.	29,729	2,606,639
International Flavors & Fragrances, Inc. (B)	24,337	2,985,907
Linde PLC	123,214	23,869,016
LyondellBasell Industries NV, Class A	58,836	5,264,057
PPG Industries, Inc.	53,861	6,383,067
The Mosaic Company	80,913	1,658,717
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	18,714	$10,290,267
		110,350,061
Construction materials – 0.1%
Martin Marietta Materials, Inc.	14,232	3,900,991
Vulcan Materials Company	30,152	4,560,188
		8,461,179
Containers and packaging – 0.4%
Amcor PLC	370,266	3,610,094
Avery Dennison Corp.	19,190	2,179,408
Ball Corp.	75,672	5,509,678
International Paper Company	89,537	3,744,437
Packaging Corp. of America	21,576	2,289,214
Sealed Air Corp.	35,220	1,461,982
Westrock Company	58,655	2,137,975
		20,932,788
Metals and mining – 0.2%
Freeport-McMoRan, Inc.	330,694	3,164,742
Newmont Goldcorp Corp.	186,874	7,086,262
Nucor Corp.	69,097	3,517,728
		13,768,732
		153,512,760
Real estate – 3.1%
Equity real estate investment trusts – 3.0%
Alexandria Real Estate Equities, Inc.	25,851	3,982,088
American Tower Corp.	100,899	22,311,796
Apartment Investment & Management Company, A Shares	33,934	1,769,319
AvalonBay Communities, Inc.	31,831	6,854,169
Boston Properties, Inc.	32,764	4,248,180
Crown Castle International Corp.	94,761	13,172,727
Digital Realty Trust, Inc.	47,487	6,164,287
Duke Realty Corp.	82,382	2,798,517
Equinix, Inc.	19,332	11,150,698
Equity Residential	79,455	6,853,788
Essex Property Trust, Inc.	14,981	4,893,544
Extra Space Storage, Inc.	29,292	3,421,891
Federal Realty Investment Trust	15,888	2,162,992
HCP, Inc.	111,936	3,988,280
Host Hotels & Resorts, Inc.	166,363	2,876,416
Iron Mountain, Inc.	65,439	2,119,569
Kimco Realty Corp.	96,207	2,008,802
Mid-America Apartment Communities, Inc.	25,993	3,379,350
Prologis, Inc.	143,850	12,258,897
Public Storage	34,224	8,394,120
Realty Income Corp.	72,532	5,561,754
Regency Centers Corp.	38,190	2,653,823
SBA Communications Corp.	25,780	6,216,847
Simon Property Group, Inc.	70,204	10,927,253
SL Green Realty Corp.	18,785	1,535,674
The Macerich Company	25,114	793,351
UDR, Inc.	66,746	3,235,846
Ventas, Inc.	84,921	6,201,781
Vornado Realty Trust	36,098	2,298,360
Welltower, Inc.	92,366	8,372,978
Weyerhaeuser Company	169,788	4,703,128
		177,310,225
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	76,659	4,063,694
		181,373,919
Utilities – 3.5%

5

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities – 2.1%
Alliant Energy Corp.	54,132	$2,919,339
American Electric Power Company, Inc.	112,548	10,544,622
Duke Energy Corp.	166,066	15,919,087
Edison International	81,618	6,155,630
Entergy Corp.	45,318	5,318,520
Evergy, Inc.	53,669	3,572,209
Eversource Energy	73,757	6,304,011
Exelon Corp.	221,448	10,698,153
FirstEnergy Corp.	123,076	5,935,955
NextEra Energy, Inc.	111,399	25,954,853
Pinnacle West Capital Corp.	25,597	2,484,701
PPL Corp.	164,618	5,183,821
The Southern Company	238,234	14,715,714
Xcel Energy, Inc.	119,517	7,755,458
		123,462,073
Gas utilities – 0.1%
Atmos Energy Corp.	26,941	3,068,310
Independent power and renewable electricity producers – 0.1%
AES Corp.	151,308	2,472,373
NRG Energy, Inc.	57,662	2,283,415
		4,755,788
Multi-utilities – 1.1%
Ameren Corp.	56,025	4,484,801
CenterPoint Energy, Inc.	114,469	3,454,674
CMS Energy Corp.	64,682	4,136,414
Consolidated Edison, Inc.	75,704	7,151,757
Dominion Energy, Inc.	187,335	15,181,628
DTE Energy Company	41,779	5,554,936
NiSource, Inc.	85,095	2,546,042
Public Service Enterprise Group, Inc.	115,247	7,154,534
Sempra Energy	62,577	9,236,991
WEC Energy Group, Inc.	71,896	6,837,310
		65,739,087
Water utilities – 0.1%
American Water Works Company, Inc.	41,175	5,115,170
		202,140,428
TOTAL COMMON STOCKS (Cost $2,760,788,026)		$5,630,607,578
SECURITIES LENDING COLLATERAL – 0.1%
John Hancock Collateral Trust, 2.1169% (C)(D)	793,599	7,941,306
TOTAL SECURITIES LENDING COLLATERAL (Cost $7,941,104)		$7,941,306
500 Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.8%
U.S. Government Agency – 2.7%
Federal Agricultural Mortgage Corp. Discount Note 1.900%, 10/11/2019 *	$10,000,000	$9,994,778
Federal Home Loan Bank Discount Note
1.960%, 10/22/2019 *	15,000,000	14,983,550
1.970%, 10/08/2019 *	25,000,000	24,990,861
2.015%, 10/04/2019 *	30,000,000	29,995,300
2.020%, 10/01/2019 *	10,000,000	10,000,000
2.025%, 10/30/2019 *	20,000,000	19,969,711
2.050%, 10/17/2019 *	45,000,000	44,962,400
		154,896,600
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $6,268,139 on 10-1-19, collateralized by $6,250,000 U.S. Treasury Notes, 2.625% due 6/15/2021 (valued at $6,394,563, including interest)	6,268,000	6,268,000
TOTAL SHORT-TERM INVESTMENTS (Cost $161,157,332)		$161,164,600
Total Investments (500 Index Trust) (Cost $2,929,886,462) – 100.1%		$5,799,713,484
Other assets and liabilities, net – (0.1%)		(2,924,369)
TOTAL NET ASSETS – 100.0%		$5,796,789,115
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $7,774,422.
(C)	The rate shown is the annualized seven-day yield as of 9-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1,170	Long	Dec 2019	$176,227,747	$174,198,375	$(2,029,372)
						$(2,029,372)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
6

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 44.5%
U.S. Government – 18.9%
U.S. Treasury Bonds
2.250%, 08/15/2049		$4,000,000	$4,117,969
2.500%, 02/15/2045		4,501,000	4,847,014
2.750%, 11/15/2042		7,350,000	8,253,533
2.875%, 05/15/2049		20,404,000	23,816,888
3.000%, 02/15/2047		11,632,000	13,799,369
3.375%, 11/15/2048		2,300,000	2,932,859
U.S. Treasury Notes
1.250%, 08/31/2024		817,000	805,671
1.625%, 08/15/2029		14,112,000	14,050,811
2.000%, 07/31/2022 to 02/15/2025		3,700,000	3,757,367
2.125%, 05/31/2026		1,730,000	1,785,076
2.375%, 12/31/2020 to 05/15/2029		29,500,000	31,146,797
2.750%, 02/15/2028		14,040,000	15,245,466
2.875%, 08/15/2028		10,000,000	10,997,266
			135,556,086
U.S. Government Agency – 25.6%
Federal Home Loan Mortgage Corp.
3.000%, 10/01/2031 to 04/01/2047		12,794,577	13,160,162
3.500%, 10/01/2046 to 06/01/2049		16,573,993	17,295,895
4.000%, 01/01/2041 to 12/01/2048		6,592,245	6,958,474
4.500%, 09/01/2023 to 10/01/2041		2,600,322	2,806,185
5.000%, 03/01/2041		167,113	183,181
Federal National Mortgage Association
3.000%, TBA (A)		31,250,000	31,721,300
3.000%, 07/01/2027 to 09/01/2049		13,544,794	13,865,233
3.500%, TBA (A)		25,000,000	25,644,260
3.500%, 06/01/2034 to 09/01/2049		16,159,850	16,898,830
4.000%, TBA (A)		16,000,000	16,602,355
4.000%, 10/01/2025 to 10/01/2048		15,786,938	16,710,254
4.021%, (12 month LIBOR + 1.620%), 08/01/2034 (B)		358,528	374,286
4.500%, 08/01/2040 to 07/01/2048		9,245,757	9,930,217
4.747%, (6 month LIBOR + 2.122%), 07/01/2033 (B)		19,515	20,395
5.000%, 01/01/2022 to 04/01/2041		2,862,568	3,140,651
5.500%, 09/01/2034 to 01/01/2037		2,485,528	2,778,992
6.000%, 05/01/2035 to 02/01/2036		1,913,915	2,181,622
7.000%, 09/01/2031 to 06/01/2032		141,454	163,674
7.500%, 09/01/2029 to 08/01/2031		31,506	36,355
Government National Mortgage Association
4.000%, 02/15/2041		1,977,864	2,114,456
5.000%, 04/15/2035		275,883	302,959
5.500%, 03/15/2035		220,362	245,713
6.000%, 03/15/2033 to 06/15/2033		167,893	189,192
6.500%, 09/15/2028 to 08/15/2031		44,510	49,761
7.000%, 04/15/2029		36,597	41,405
8.000%, 10/15/2026		18,305	20,402
			183,436,209
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $307,677,833)			$318,992,295
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.0%
Republic of Argentina, GDP-Linked Note 6.002%, 12/15/2035 (C)*	ARS	19,532,033	4,408
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	1,365,237
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	629,274
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	$492,783
9.375%, 04/01/2029		130,000	199,551
			692,334
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024 (D)		428,000	447,795
5.103%, 04/23/2048 (D)		255,000	325,763
			773,558
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (D)		640,000	718,400
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	157,626
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,105,073)			$4,340,837
CORPORATE BONDS – 38.2%
Communication services – 4.1%
Activision Blizzard, Inc. 3.400%, 09/15/2026		$218,000	226,721
Altice Financing SA 6.625%, 02/15/2023 (D)		275,000	282,219
AT&T, Inc.
3.400%, 05/15/2025		700,000	730,922
3.800%, 02/15/2027		372,000	394,179
4.350%, 06/15/2045		285,000	300,672
7.570%, 02/01/2024		716,000	855,470
7.625%, 04/15/2031		451,000	609,778
C&W Senior Financing DAC 6.875%, 09/15/2027 (D)		315,000	326,419
Cablevision Systems Corp. 5.875%, 09/15/2022		280,000	301,700
CBS Corp.
3.375%, 03/01/2022		175,000	178,937
3.700%, 08/15/2024		280,000	292,912
CC Holdings GS V LLC 3.849%, 04/15/2023		365,000	383,347
CenturyLink, Inc. 7.600%, 09/15/2039 (E)		1,000,000	975,000
Charter Communications Operating LLC
4.200%, 03/15/2028		712,000	749,554
5.750%, 04/01/2048		775,000	883,179
6.484%, 10/23/2045		675,000	822,485
Cincinnati Bell, Inc. 7.000%, 07/15/2024 (D)(E)		482,000	445,850
Comcast Corp.
3.969%, 11/01/2047		633,000	698,709
3.999%, 11/01/2049		761,000	845,789
Comunicaciones Celulares SA 6.875%, 02/06/2024 (D)		700,000	721,000
Connect Finco SARL 6.750%, 10/01/2026 (D)		490,000	499,188
CSC Holdings LLC
5.375%, 02/01/2028 (D)		200,000	210,750
5.500%, 04/15/2027 (D)		230,000	243,200
5.750%, 01/15/2030 (D)		243,000	253,964
7.500%, 04/01/2028 (D)		280,000	315,322
Deutsche Telekom International Finance BV 8.750%, 06/15/2030		758,000	1,119,447
Discovery Communications LLC 2.800%, 06/15/2020		600,000	602,050

7

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
GCI LLC
6.625%, 06/15/2024 (D)	$177,000	$190,939
6.875%, 04/15/2025	216,000	227,340
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (D)	200,000	205,500
Liquid Telecommunications Financing PLC 8.500%, 07/13/2022 (D)	280,000	276,226
MDC Partners, Inc. 6.500%, 05/01/2024 (D)	492,000	448,335
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (D)	140,000	141,708
Myriad International Holdings BV 5.500%, 07/21/2025 (D)	365,000	405,657
National CineMedia LLC 6.000%, 04/15/2022	146,000	147,460
Netflix, Inc.
4.875%, 04/15/2028	290,000	295,061
5.375%, 11/15/2029 (D)	120,000	124,800
5.875%, 11/15/2028	480,000	521,424
Oztel Holdings SPC, Ltd. 6.625%, 04/24/2028 (D)	250,000	251,713
Radiate Holdco LLC
6.625%, 02/15/2025 (D)	270,000	271,917
6.875%, 02/15/2023 (D)	120,000	123,450
Sirius XM Radio, Inc.
5.000%, 08/01/2027 (D)	642,000	662,191
5.375%, 07/15/2026 (D)	350,000	367,451
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	436,080
Sprint Corp. 7.875%, 09/15/2023	365,000	400,938
Telecom Argentina SA
6.500%, 06/15/2021 (D)(E)	240,000	217,200
8.000%, 07/18/2026 (D)	235,000	204,450
Telecom Italia Capital SA 7.200%, 07/18/2036	405,000	471,829
Telecom Italia SpA 5.303%, 05/30/2024 (D)(E)	335,000	361,281
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	484,970
Time Warner Entertainment Company LP 8.375%, 07/15/2033	300,000	415,071
UPCB Finance IV, Ltd. 5.375%, 01/15/2025 (D)	65,000	66,788
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,476,508
4.400%, 11/01/2034	335,000	381,864
4.522%, 09/15/2048	978,000	1,154,910
4.672%, 03/15/2055	715,000	857,256
4.862%, 08/21/2046	760,000	929,263
5.012%, 08/21/2054	335,000	421,954
Viacom, Inc. 4.375%, 03/15/2043	642,000	661,519
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%) 02/28/2057	350,000	377,300
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) 04/04/2079	595,000	684,219
WMG Acquisition Corp.
4.875%, 11/01/2024 (D)	135,000	139,556
5.500%, 04/15/2026 (D)	234,000	245,700
		29,318,591
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 2.8%
Advance Auto Parts, Inc. 4.500%, 12/01/2023	$650,000	$701,915
Amazon.com, Inc.
3.150%, 08/22/2027	760,000	807,724
4.050%, 08/22/2047	440,000	529,600
AutoZone, Inc. 3.125%, 04/21/2026	535,000	552,726
BidFair MergeRight, Inc. 7.375%, 10/15/2027 (D)	330,000	336,188
Brinker International, Inc. 3.875%, 05/15/2023	740,000	747,400
CCM Merger, Inc. 6.000%, 03/15/2022 (D)	260,000	266,500
Daimler Finance North America LLC
3.500%, 08/03/2025 (D)	150,000	157,137
3.750%, 11/05/2021 (D)	391,000	401,998
Diamond Sports Group LLC 6.625%, 08/15/2027 (D)(E)	190,000	196,850
Dollar Tree, Inc. 4.200%, 05/15/2028	841,000	903,869
eBay, Inc. 3.800%, 03/09/2022	520,000	538,672
Eldorado Resorts, Inc.
6.000%, 09/15/2026	160,000	175,200
7.000%, 08/01/2023	95,000	99,275
Expedia Group, Inc.
3.250%, 02/15/2030 (D)	570,000	568,525
3.800%, 02/15/2028	743,000	777,721
5.000%, 02/15/2026	645,000	724,691
Ford Motor Credit Company LLC
3.336%, 03/18/2021	350,000	351,625
3.813%, 10/12/2021	795,000	805,709
5.875%, 08/02/2021	794,000	831,646
General Motors Company 4.875%, 10/02/2023	656,000	704,198
General Motors Financial Company, Inc.
4.000%, 01/15/2025	929,000	954,815
4.300%, 07/13/2025	460,000	478,645
Grain Spectrum Funding II LLC 3.290%, 10/10/2019 (D)	449,172	449,173
Hilton Domestic Operating Company, Inc. 5.125%, 05/01/2026	190,000	199,500
Hilton Grand Vacations Borrower LLC 6.125%, 12/01/2024	171,000	181,688
Hyatt Hotels Corp. 3.375%, 07/15/2023	660,000	682,074
International Game Technology PLC 6.500%, 02/15/2025 (D)	180,000	199,813
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (D)	205,000	218,838
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (D)	100,000	103,500
Laureate Education, Inc. 8.250%, 05/01/2025 (D)	209,000	227,288
Lear Corp. 5.250%, 01/15/2025	352,000	363,602
Marriott International, Inc. 3.125%, 06/15/2026	500,000	509,483
MDC Holdings, Inc. 5.500%, 01/15/2024 (E)	670,000	731,975
Nissan Motor Acceptance Corp. 3.450%, 03/15/2023 (D)	285,000	292,625
QVC, Inc.
4.375%, 03/15/2023	315,000	325,557

8

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
QVC, Inc. (continued)
5.125%, 07/02/2022	$185,000	$194,375
5.450%, 08/15/2034	245,000	249,319
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (D)	300,000	315,284
Twin River Worldwide Holdings, Inc. 6.750%, 06/01/2027 (D)(E)	221,000	232,050
Waterford Gaming LLC 8.625%, 09/15/2014 (D)(F)(G)	343,849	0
Wyndham Destinations, Inc. 5.750%, 04/01/2027	700,000	756,000
Yum! Brands, Inc.
5.350%, 11/01/2043	600,000	576,000
6.875%, 11/15/2037	292,000	327,040
		19,747,813
Consumer staples – 1.0%
Alimentation Couche-Tard, Inc. 2.700%, 07/26/2022 (D)	315,000	317,369
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	824,265
4.600%, 04/15/2048	400,000	461,099
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026	500,000	500,091
Conagra Brands, Inc. 3.800%, 10/22/2021	196,000	202,266
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	1,136,148
Keurig Dr Pepper, Inc. 3.551%, 05/25/2021	645,000	659,258
Kraft Heinz Foods Company 4.875%, 02/15/2025 to 10/01/2049 (D)	689,000	700,364
Natura Cosmeticos SA 5.375%, 02/01/2023 (D)	410,000	427,942
Performance Food Group, Inc. 5.500%, 10/15/2027 (D)	62,000	65,100
Post Holdings, Inc. 5.500%, 12/15/2029 (D)	177,000	184,523
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	1,082,311
Simmons Foods, Inc. 5.750%, 11/01/2024 (D)	235,000	229,125
		6,789,861
Energy – 6.0%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	400,000	396,815
5.550%, 03/15/2026	800,000	848,836
Apache Corp. 5.100%, 09/01/2040	325,000	324,057
Archrock Partners LP 6.000%, 10/01/2022	342,000	345,848
Boardwalk Pipelines LP 3.375%, 02/01/2023	850,000	861,859
BP Capital Markets PLC 2.750%, 05/10/2023	530,000	540,759
Buckeye Partners LP 3.950%, 12/01/2026	500,000	440,300
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,473,619
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/2027	154,000	168,630
Cheniere Energy Partners LP 4.500%, 10/01/2029 (D)	395,000	404,628
Chesapeake Energy Corp. 7.500%, 10/01/2026	214,000	145,520
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Cimarex Energy Company 4.375%, 06/01/2024	$745,000	$782,898
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (D)	545,000	689,405
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (D)	235,000	246,919
Columbia Pipeline Group, Inc. 4.500%, 06/01/2025	269,000	289,959
ConocoPhillips Company 5.950%, 03/15/2046	575,000	826,566
Continental Resources, Inc.
4.900%, 06/01/2044	400,000	404,745
5.000%, 09/15/2022	448,000	451,947
CSI Compressco LP
7.250%, 08/15/2022	495,000	447,777
7.500%, 04/01/2025 (D)	393,000	386,123
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) 12/15/2022 (H)	611,000	580,450
DCP Midstream Operating LP 5.125%, 05/15/2029	130,000	132,438
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) 05/21/2043 (D)	620,000	563,146
Devon Energy Corp. 5.000%, 06/15/2045	600,000	695,212
Devon Financing Company LLC 7.875%, 09/30/2031	874,000	1,242,762
Diamondback Energy, Inc. 4.750%, 11/01/2024	256,000	262,080
Enable Midstream Partners LP
3.900%, 05/15/2024	421,000	429,169
4.950%, 05/15/2028	555,000	576,531
Enbridge Energy Partners LP 7.500%, 04/15/2038	600,000	857,240
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) 07/15/2077	462,000	465,078
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	394,000	417,595
Energen Corp. 4.625%, 09/01/2021	500,000	514,375
Energy Transfer Operating LP
4.150%, 10/01/2020	1,000,000	1,014,897
4.200%, 04/15/2027	141,000	148,319
4.250%, 03/15/2023	555,000	579,886
5.150%, 03/15/2045	340,000	356,538
5.875%, 01/15/2024	365,000	405,824
5.950%, 10/01/2043	300,000	339,341
Enterprise Products Operating LLC 6.875%, 03/01/2033	471,000	646,785
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	609,000	603,919
Hess Corp.
5.600%, 02/15/2041	400,000	443,419
5.800%, 04/01/2047 (E)	500,000	575,569
Husky Energy, Inc. 3.950%, 04/15/2022	392,000	404,405
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	522,923
7.300%, 08/15/2033	603,000	805,968
7.750%, 03/15/2032	240,000	324,405
Kinder Morgan, Inc. 3.150%, 01/15/2023	232,000	237,735

9

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Marathon Oil Corp. 6.800%, 03/15/2032	$785,000	$982,494
MPLX LP
4.000%, 03/15/2028	380,000	396,228
4.250%, 12/01/2027 (D)	156,000	165,448
5.250%, 01/15/2025 (D)	100,000	105,550
6.375%, 05/01/2024 (D)	305,000	319,948
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) 02/15/2023 (E)(H)	927,000	925,888
Murphy Oil Corp. 5.750%, 08/15/2025	222,000	225,330
National Oilwell Varco, Inc. 2.600%, 12/01/2022	600,000	603,239
Newfield Exploration Company
5.625%, 07/01/2024	842,000	928,938
5.750%, 01/30/2022	250,000	267,032
Nexen, Inc. 6.400%, 05/15/2037	775,000	1,092,081
Noble Energy, Inc. 4.150%, 12/15/2021	600,000	623,275
Noble Holding International, Ltd. 5.250%, 03/15/2042	500,000	207,500
Occidental Petroleum Corp. 3.400%, 04/15/2026	310,000	314,877
ONEOK Partners LP
5.000%, 09/15/2023	135,000	146,159
6.650%, 10/01/2036	835,000	1,040,431
Parsley Energy LLC 5.625%, 10/15/2027 (D)	310,000	320,075
Petrobras Global Finance BV
5.093%, 01/15/2030 (D)	499,000	520,532
6.900%, 03/19/2049	235,000	269,545
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	755,161
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	293,000	310,626
5.000%, 03/15/2027	336,000	371,163
5.875%, 06/30/2026	555,000	636,255
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (D)	550,000	567,881
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,103,575
3.900%, 07/15/2026	475,000	492,788
5.400%, 10/01/2047	324,000	353,470
Tallgrass Energy Partners LP 4.750%, 10/01/2023 (D)	294,000	294,735
Targa Resources Partners LP 5.875%, 04/15/2026	300,000	316,875
Teekay Offshore Partners LP 8.500%, 07/15/2023 (D)	315,000	311,063
Tervita Corp. 7.625%, 12/01/2021 (D)(E)	265,000	269,306
The Williams Companies, Inc.
3.700%, 01/15/2023	353,000	365,074
3.750%, 06/15/2027	437,000	452,054
4.300%, 03/04/2024	700,000	744,524
4.550%, 06/24/2024	555,000	597,582
5.750%, 06/24/2044	330,000	381,017
WPX Energy, Inc. 5.250%, 09/15/2024 to 10/15/2027	257,000	261,251
YPF SA 8.500%, 07/28/2025 (D)	262,000	205,673
		42,867,862
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 10.7%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (D)	$81,000	$85,556
Ally Financial, Inc. 5.125%, 09/30/2024	620,000	675,800
Ambac Assurance Corp. 5.100%, 06/07/2020 (D)	131	191
Ambac LSNI LLC (3 month LIBOR + 5.000%) 7.104%, 02/12/2023 (B)(D)	564	569
American Express Company 2.500%, 08/01/2022	635,000	641,416
American International Group, Inc. 3.900%, 04/01/2026	830,000	883,917
American International Group, Inc. (6.250% to 3-15-37, then 3 month LIBOR + 2.056%) 03/15/2087	100,000	106,500
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	511,533
Ares Capital Corp. 3.625%, 01/19/2022	326,000	331,430
ASP AMC Merger Sub, Inc. 8.000%, 05/15/2025 (D)	171,000	116,280
Assurant, Inc. 4.000%, 03/15/2023	1,260,000	1,310,392
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) 06/15/2026 (D)(H)	235,000	260,263
AXA SA 8.600%, 12/15/2030	170,000	245,650
Banco Santander SA 4.379%, 04/12/2028	400,000	437,267
Bank of America Corp.
3.950%, 04/21/2025	517,000	548,548
4.200%, 08/26/2024	225,000	241,343
4.450%, 03/03/2026	594,000	647,392
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,149,000	1,173,485
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,087,000	1,134,193
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) 03/10/2026 (H)	680,000	765,000
Barclays Bank PLC 10.179%, 06/12/2021 (D)	175,000	195,710
Barclays PLC 4.375%, 01/12/2026	300,000	316,627
BPCE SA
4.500%, 03/15/2025 (D)	405,000	430,330
5.700%, 10/22/2023 (D)	340,000	374,242
Brighthouse Financial, Inc. 3.700%, 06/22/2027	700,000	691,988
Cantor Fitzgerald LP 4.875%, 05/01/2024 (D)	520,000	548,980
Capital One Financial Corp.
3.500%, 06/15/2023	1,338,000	1,393,600
3.750%, 07/28/2026	500,000	520,019
3.900%, 01/29/2024	300,000	316,982
Citigroup, Inc.
3.200%, 10/21/2026	613,000	632,848
3.500%, 05/15/2023	1,060,000	1,098,493
4.500%, 01/14/2022	1,000,000	1,051,507
4.600%, 03/09/2026	761,000	830,446
5.500%, 09/13/2025	215,000	243,574

10

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) 08/15/2026 (H)	$550,000	$612,563
CNO Financial Group, Inc.
5.250%, 05/30/2025	398,000	427,770
5.250%, 05/30/2029 (E)	170,000	186,150
Credit Acceptance Corp. 6.125%, 02/15/2021	280,000	280,700
Credit Agricole SA 4.375%, 03/17/2025 (D)	600,000	636,522
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (D)(H)	310,000	345,663
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) 12/11/2023 (D)(H)	245,000	270,725
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (D)(H)	410,000	438,188
Credit Suisse Group Funding Guernsey, Ltd. 4.550%, 04/17/2026	405,000	445,962
Credito Real SAB de CV 7.250%, 07/20/2023 (D)	185,000	196,100
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) 11/29/2022 (D)(H)	195,000	199,877
Danske Bank A/S 5.000%, 01/12/2022 (D)	375,000	394,268
Discover Bank 2.450%, 09/12/2024	411,000	409,885
Discover Financial Services
3.950%, 11/06/2024	580,000	615,247
4.100%, 02/09/2027	167,000	177,735
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust 6.125%, 11/30/2021 (D)	10,082	10,081
Enova International, Inc. 8.500%, 09/01/2024 to 09/15/2025 (D)	422,000	385,322
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) 06/30/2023 (H)	297,000	300,261
Freedom Mortgage Corp.
8.125%, 11/15/2024 (D)	350,000	322,000
8.250%, 04/15/2025 (D)	140,000	128,450
Gogo Intermediate Holdings LLC 9.875%, 05/01/2024 (D)	248,000	265,360
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) 05/18/2024 (E)	570,000	596,275
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) 09/17/2024 (H)	185,000	194,135
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) 06/01/2021 (E)(H)	395,000	414,355
ING Bank NV 5.800%, 09/25/2023 (D)	280,000	310,728
ING Groep NV 3.550%, 04/09/2024	357,000	372,996
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) 04/16/2025 (H)	200,000	209,960
Invesco Finance PLC 3.125%, 11/30/2022	850,000	870,778
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	$1,330,000	$1,445,408
Jefferies Group LLC
4.150%, 01/23/2030	420,000	419,629
4.850%, 01/15/2027	414,000	439,867
JPMorgan Chase & Co.
2.950%, 10/01/2026	725,000	744,185
3.375%, 05/01/2023	1,250,000	1,293,202
4.125%, 12/15/2026	600,000	655,417
4.500%, 01/24/2022	1,300,000	1,372,507
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	539,000	583,341
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (H)	560,000	621,600
Ladder Capital Finance Holdings LLLP 5.250%, 03/15/2022 to 10/01/2025 (D)	265,000	272,155
Lazard Group LLC 4.375%, 03/11/2029	295,000	320,333
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	698,786
4.750%, 03/15/2026	825,000	903,316
Liberty Mutual Group, Inc. 4.250%, 06/15/2023 (D)	1,000,000	1,060,399
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) 03/07/2087 (D)(E)	551,000	730,075
Lincoln National Corp. 6.250%, 02/15/2020	1,000,000	1,013,842
Lloyds Banking Group PLC 4.450%, 05/08/2025	935,000	1,006,393
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024 (H)	405,000	434,201
Loews Corp.
2.625%, 05/15/2023	630,000	639,460
3.750%, 04/01/2026	825,000	883,349
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (H)	315,000	330,750
Macquarie Bank, Ltd. 4.875%, 06/10/2025 (D)	405,000	435,802
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,400,354
MetLife, Inc. 3.000%, 03/01/2025	300,000	311,743
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2066	300,000	355,772
MetLife, Inc. (9.250% to 4-8-33, then 3 month LIBOR + 5.540%) 04/08/2068 (D)	120,000	174,300
MGIC Investment Corp. 5.750%, 08/15/2023	161,000	176,094
Mitsubishi UFJ Financial Group, Inc. 3.218%, 03/07/2022	825,000	844,081
Morgan Stanley
3.875%, 01/27/2026	360,000	386,250
4.100%, 05/22/2023	900,000	947,729
Morgan Stanley (3 month LIBOR + 3.610%) 5.913%, 01/15/2020 (B)(E)(H)	200,000	201,640
MSCI, Inc. 5.250%, 11/15/2024 (D)	50,000	51,625

11

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nationstar Mortgage Holdings, Inc.
8.125%, 07/15/2023 (D)	$217,000	$226,223
9.125%, 07/15/2026 (D)	174,000	185,310
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) 04/26/2023 (D)	359,000	365,993
Nationwide Building Society (3.960% to 7-18-29, then 3 month LIBOR + 1.855%) 07/18/2030 (D)	290,000	302,884
Nationwide Mutual Insurance Company (3 month LIBOR + 2.290%) 4.409%, 12/15/2024 (B)(D)	1,130,000	1,125,612
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) 10/16/2044 (D)	315,000	341,775
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	732,000	788,488
Quicken Loans, Inc. 5.750%, 05/01/2025 (D)	345,000	355,781
Radian Group, Inc. 4.500%, 10/01/2024	190,000	196,175
Raymond James Financial, Inc.
3.625%, 09/15/2026	500,000	523,162
4.950%, 07/15/2046	500,000	597,786
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	57,000	61,132
8.250%, 11/15/2026 (D)	92,000	101,545
Santander Holdings USA, Inc.
3.400%, 01/18/2023	360,000	368,413
3.500%, 06/07/2024	745,000	764,381
3.700%, 03/28/2022	590,000	604,840
4.400%, 07/13/2027	203,000	217,179
4.450%, 12/03/2021	266,000	277,817
Santander UK Group Holdings PLC 4.750%, 09/15/2025 (D)	345,000	359,545
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021 (D)(H)	375,000	394,538
Sompo International Holdings, Ltd. 4.700%, 10/15/2022	1,080,000	1,138,954
Springleaf Finance Corp. 6.875%, 03/15/2025	140,000	154,263
Stearns Holdings LLC 9.375%, 08/15/2020 (D)(F)	46,000	21,965
Stifel Financial Corp. 4.250%, 07/18/2024	1,592,000	1,676,366
SunTrust Bank 2.450%, 08/01/2022 (E)	470,000	475,074
Synchrony Financial 2.850%, 07/25/2022	165,000	166,454
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (D)	441,000	500,480
The Charles Schwab Corp. (7.000% to 2-1-22, then 3 month LIBOR + 4.820%) 02/01/2022 (E)(H)	1,000,000	1,095,000
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	1,200,000	1,248,463
3.850%, 01/26/2027	962,000	1,020,390
The Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	500,000	508,134
6.625%, 03/30/2040	500,000	687,925
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc. 3.500%, 01/23/2024	$303,000	$320,137
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (H)	315,000	321,300
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (H)	740,000	789,432
The Royal Bank of Scotland Group PLC 3.875%, 09/12/2023	980,000	1,011,361
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (H)	740,000	792,429
The Toronto-Dominion Bank 3.250%, 03/11/2024	479,000	501,000
Trident TPI Holdings, Inc. 6.625%, 11/01/2025 (D)	115,000	100,625
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) 08/15/2023 (D)	620,000	626,875
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (D)(H)	383,000	406,746
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	807,369
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) 05/15/2053	630,000	664,373
Wells Fargo & Company (3 month LIBOR + 3.770%) 5.889%, 12/15/2019 (B)(H)	173,000	175,163
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (H)	1,025,000	1,129,755
Wells Fargo & Company, Series M 3.450%, 02/13/2023	900,000	929,693
Willis Towers Watson PLC 5.750%, 03/15/2021	1,350,000	1,415,109
		76,777,146
Health care – 2.1%
Abbott Laboratories 3.750%, 11/30/2026	680,000	740,959
Agilent Technologies, Inc. 3.875%, 07/15/2023	670,000	704,185
Bausch Health Companies, Inc. 6.125%, 04/15/2025 (D)	490,000	508,375
Baxter International, Inc. 3.500%, 08/15/2046	500,000	503,909
Bayer US Finance II LLC 3.500%, 06/25/2021 (D)	270,000	275,399
Bristol-Myers Squibb Company 2.900%, 07/26/2024 (D)	845,000	871,929
Catalent Pharma Solutions, Inc. 5.000%, 07/15/2027 (D)	81,000	84,038
Celgene Corp. 3.250%, 02/20/2023	341,000	353,029
Centene Corp. 5.375%, 06/01/2026 (D)	343,000	359,293
Cigna Holding Company 4.500%, 03/15/2021	1,100,000	1,130,552
CVS Health Corp.
3.000%, 08/15/2026	108,000	108,516
4.100%, 03/25/2025	500,000	533,898

12

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CVS Health Corp. (continued)
5.050%, 03/25/2048	$371,000	$421,913
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	981,144	1,256,804
DaVita, Inc. 5.000%, 05/01/2025 (E)	545,000	542,956
Encompass Health Corp. 4.500%, 02/01/2028	62,000	62,682
GlaxoSmithKline Capital PLC 3.000%, 06/01/2024	567,000	587,021
HCA, Inc.
4.125%, 06/15/2029	186,000	194,754
5.250%, 04/15/2025 to 06/15/2026	738,000	821,437
MEDNAX, Inc.
5.250%, 12/01/2023 (D)	290,000	294,785
6.250%, 01/15/2027 (D)	292,000	289,790
Mylan NV
3.950%, 06/15/2026 (E)	800,000	827,860
5.250%, 06/15/2046	250,000	265,566
Select Medical Corp. 6.250%, 08/15/2026 (D)	170,000	177,650
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	1,015,000	1,047,465
Team Health Holdings, Inc. 6.375%, 02/01/2025 (D)(E)	89,000	61,499
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	49,000	36,505
Teva Pharmaceutical Finance Netherlands III BV 6.750%, 03/01/2028 (E)	315,000	258,300
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	720,294
Universal Health Services, Inc.
4.750%, 08/01/2022 (D)	290,000	292,175
5.000%, 06/01/2026 (D)	288,000	300,960
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/2025	550,000	577,515
		15,212,013
Industrials – 3.7%
3M Company 3.250%, 02/14/2024	485,000	510,154
AECOM 5.125%, 03/15/2027	475,000	498,750
AerCap Ireland Capital DAC
2.875%, 08/14/2024	433,000	432,737
5.000%, 10/01/2021	382,000	401,635
Ahern Rentals, Inc. 7.375%, 05/15/2023 (D)	472,000	401,790
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 11/15/2026 (D)	272,942	289,701
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 07/15/2027 (D)	315,741	315,362
Air Lease Corp.
2.250%, 01/15/2023	220,000	218,290
3.000%, 09/15/2023	400,000	406,185
4.750%, 03/01/2020	500,000	504,799
Aircastle, Ltd.
4.400%, 09/25/2023	235,000	247,013
5.500%, 02/15/2022	299,000	318,162
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2000-1 Pass Through Trust 6.977%, 11/23/2022	$73,203	$74,272
American Airlines 2013-2 Class A Pass Through Trust 4.950%, 07/15/2024	362,525	379,853
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 11/01/2028	482,472	499,792
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 11/01/2024	180,268	181,296
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 07/15/2029	478,128	512,362
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 08/15/2030	166,488	175,211
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 08/15/2030	328,594	347,412
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 04/15/2031	141,882	144,989
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 08/15/2033	220,000	228,096
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 08/15/2033	335,000	343,532
Arconic, Inc. 5.125%, 10/01/2024	402,000	428,130
Ashtead Capital, Inc. 4.375%, 08/15/2027 (D)	350,000	360,063
Avolon Holdings Funding, Ltd. 5.125%, 10/01/2023 (D)	295,000	312,966
Azul Investments LLP 5.875%, 10/26/2024 (D)(E)	315,000	314,213
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (D)	256,975	272,136
British Airways 2013-1 Class B Pass Through Trust 5.625%, 12/20/2021 (D)	38,767	39,170
British Airways 2018-1 Class A Pass Through Trust 4.125%, 03/20/2033 (D)	191,227	201,764
Clean Harbors, Inc. 4.875%, 07/15/2027 (D)	65,000	67,844
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 10/19/2023	209,946	221,640
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 10/11/2021	66,620	67,280
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 07/02/2024	130,080	137,794
Delta Air Lines, Inc.
3.625%, 03/15/2022	590,000	606,091
3.800%, 04/19/2023	411,000	426,255
4.375%, 04/19/2028	510,000	544,096
Empresa de Transporte de Pasajeros Metro SA 4.750%, 02/04/2024 (D)	340,000	368,958

13

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Fortive Corp. 3.150%, 06/15/2026	$700,000	$710,784
GATX Corp. 3.850%, 03/30/2027	800,000	838,596
General Electric Company
2.700%, 10/09/2022	1,100,000	1,102,847
5.550%, 01/05/2026	588,000	665,069
H&E Equipment Services, Inc. 5.625%, 09/01/2025	175,000	180,145
Harsco Corp. 5.750%, 07/31/2027 (D)	110,000	114,543
Huntington Ingalls Industries, Inc. 5.000%, 11/15/2025 (D)	460,000	481,850
IHS Markit, Ltd.
4.000%, 03/01/2026 (D)	512,000	539,136
4.750%, 02/15/2025 (D)	175,000	189,875
4.750%, 08/01/2028	273,000	303,440
5.000%, 11/01/2022 (D)	145,000	154,450
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	739,736
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/2025 (D)	270,000	288,225
Lennox International, Inc. 3.000%, 11/15/2023	800,000	805,223
LSC Communications, Inc. 8.750%, 10/15/2023 (D)(E)	420,000	306,600
Masco Corp. 4.375%, 04/01/2026	400,000	429,418
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 05/01/2021	76,886	77,117
Owens Corning 3.950%, 08/15/2029	311,000	316,292
Prime Security Services Borrower LLC 9.250%, 05/15/2023 (D)	54,000	56,770
TTX Company 4.200%, 07/01/2046 (D)(E)	700,000	809,133
Tutor Perini Corp. 6.875%, 05/01/2025 (D)(E)	115,000	111,550
Tyco Electronics Group SA 4.875%, 01/15/2021	500,000	516,783
Uber Technologies, Inc. 7.500%, 09/15/2027 (D)	347,000	346,133
Union Pacific Corp. 4.163%, 07/15/2022	1,137,000	1,196,744
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 03/03/2028	465,708	491,554
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 03/03/2024	244,384	251,838
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 01/07/2030	343,477	351,789
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	544,705	554,183
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	147,932	154,145
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 02/25/2033	340,000	376,891
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Rentals North America, Inc. 4.875%, 01/15/2028 (E)	$440,000	$457,600
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	91,870	100,102
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	440,819
XPO Logistics, Inc. 6.500%, 06/15/2022 (D)	254,000	258,445
		26,517,618
Information technology – 3.3%
Advanced Micro Devices, Inc. 7.000%, 07/01/2024 (E)	216,000	224,100
Banff Merger Sub, Inc. 9.750%, 09/01/2026 (D)	290,000	276,805
Broadcom Corp. 3.875%, 01/15/2027	1,820,000	1,829,408
Broadcom, Inc. 4.750%, 04/15/2029 (D)	400,000	422,795
CommScope, Inc. 8.250%, 03/01/2027 (D)(E)	501,000	487,692
Dell International LLC
4.900%, 10/01/2026 (D)	597,000	639,548
5.300%, 10/01/2029 (D)	609,000	662,646
6.020%, 06/15/2026 (D)	400,000	451,075
8.350%, 07/15/2046 (D)	758,000	999,287
Fiserv, Inc.
2.750%, 07/01/2024	388,000	394,636
3.200%, 07/01/2026	570,000	590,517
3.850%, 06/01/2025	614,000	656,449
IBM Corp. 2.850%, 05/13/2022	1,225,000	1,251,889
KLA Corp. 4.100%, 03/15/2029	340,000	375,248
Lam Research Corp.
3.750%, 03/15/2026	435,000	464,311
4.875%, 03/15/2049	359,000	439,185
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	525,000	583,196
Microchip Technology, Inc.
3.922%, 06/01/2021	340,000	347,255
4.333%, 06/01/2023	913,000	958,706
Micron Technology, Inc.
4.185%, 02/15/2027	970,000	998,378
4.663%, 02/15/2030	1,000,000	1,042,358
4.975%, 02/06/2026	225,000	242,360
5.327%, 02/06/2029	858,000	943,133
Microsoft Corp. 4.450%, 11/03/2045	405,000	511,459
Motorola Solutions, Inc. 4.600%, 02/23/2028	683,000	737,577
NXP BV
3.875%, 06/18/2026 (D)	325,000	341,759
4.625%, 06/01/2023 (D)	710,000	756,430
4.875%, 03/01/2024 (D)	354,000	383,893
PayPal Holdings, Inc.
2.400%, 10/01/2024	539,000	540,790
2.850%, 10/01/2029	1,818,000	1,823,847
Qorvo, Inc. 5.500%, 07/15/2026	150,000	158,438
QUALCOMM, Inc. 3.450%, 05/20/2025	500,000	528,566
Seagate HDD Cayman 4.750%, 01/01/2025	475,000	492,396

14

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Tech Data Corp.
3.700%, 02/15/2022	$233,000	$238,232
4.950%, 02/15/2027	650,000	697,764
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	640,000	659,104
Tempo Acquisition LLC 6.750%, 06/01/2025 (D)	136,000	140,080
VeriSign, Inc.
4.750%, 07/15/2027	195,000	204,263
5.250%, 04/01/2025	205,000	223,819
		23,719,394
Materials – 1.4%
Anglo American Capital PLC
4.125%, 09/27/2022 (D)	400,000	416,640
4.750%, 04/10/2027 (D)	215,000	231,898
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (D)	190,000	198,664
Bemis Company, Inc. 3.100%, 09/15/2026	500,000	491,084
Braskem Netherlands Finance BV 4.500%, 01/10/2028 (D)	390,000	390,488
Cemex SAB de CV 6.125%, 05/05/2025 (D)	335,000	348,400
CF Industries, Inc. 4.950%, 06/01/2043	175,000	171,500
Commercial Metals Company 5.375%, 07/15/2027	122,000	123,525
Cydsa SAB de CV 6.250%, 10/04/2027 (D)	290,000	295,440
Eastman Chemical Company 4.500%, 01/15/2021	68,000	69,398
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (D)	175,000	166,688
7.500%, 04/01/2025 (D)	100,000	98,500
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	500,000	450,190
Huntsman International LLC 4.500%, 05/01/2029	500,000	527,242
Klabin Finance SA 4.875%, 09/19/2027 (D)	200,000	203,252
Methanex Corp.
5.250%, 12/15/2029	387,000	388,654
5.650%, 12/01/2044	450,000	434,311
Newmont Goldcorp Corp. 2.800%, 10/01/2029	223,000	220,094
Norbord, Inc. 6.250%, 04/15/2023 (D)	185,000	195,638
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (D)	380,000	382,854
Syngenta Finance NV
4.441%, 04/24/2023 (D)	535,000	559,127
5.676%, 04/24/2048 (D)	205,000	211,921
The Chemours Company 6.625%, 05/15/2023 (E)	352,000	347,600
The Dow Chemical Company
3.000%, 11/15/2022	270,000	275,102
4.125%, 11/15/2021	1,000,000	1,036,338
The Mosaic Company 4.250%, 11/15/2023	600,000	635,808
The Sherwin-Williams Company 4.200%, 01/15/2022	1,000,000	1,037,024
		9,907,380
Real estate – 1.8%
American Homes 4 Rent LP 4.250%, 02/15/2028	415,000	447,758
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
American Tower Corp.
2.950%, 01/15/2025	$341,000	$348,393
3.550%, 07/15/2027	662,000	697,929
3.800%, 08/15/2029	280,000	298,919
5.000%, 02/15/2024	670,000	740,347
5.900%, 11/01/2021	800,000	859,692
Columbia Property Trust Operating Partnership LP 4.150%, 04/01/2025	600,000	624,934
Equinix, Inc. 5.375%, 05/15/2027	275,000	296,484
ERP Operating LP 3.375%, 06/01/2025	300,000	317,123
Essex Portfolio LP 3.625%, 05/01/2027	500,000	530,141
GLP Capital LP 5.375%, 04/15/2026	292,000	321,565
HCP, Inc. 3.875%, 08/15/2024	800,000	852,267
Healthcare Trust of America Holdings LP 3.500%, 08/01/2026	500,000	515,443
Mid-America Apartments LP 3.950%, 03/15/2029	700,000	764,053
National Retail Properties, Inc. 3.300%, 04/15/2023	660,000	678,212
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	526,901
Reckson Operating Partnership LP 7.750%, 03/15/2020	775,000	793,056
SBA Tower Trust
2.836%, 01/15/2025 (D)	477,000	477,635
3.722%, 04/09/2048 (D)	608,000	633,609
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	510,105
The GEO Group, Inc. 6.000%, 04/15/2026	96,000	77,472
Ventas Realty LP 3.500%, 02/01/2025	343,000	359,204
VEREIT Operating Partnership LP 4.600%, 02/06/2024	397,000	426,413
Weingarten Realty Investors 3.375%, 10/15/2022	1,050,000	1,075,056
		13,172,711
Utilities – 1.3%
ABY Transmision Sur SA 6.875%, 04/30/2043 (D)	216,480	268,167
AmeriGas Partners LP 5.500%, 05/20/2025	250,000	268,438
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,380,798
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	774,168
CenterPoint Energy, Inc. 2.500%, 09/01/2024	230,000	229,705
Clearway Energy Operating LLC 5.375%, 08/15/2024	543,000	556,575
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) 01/29/2023 (D)(H)	555,000	568,181
Emera US Finance LP 3.550%, 06/15/2026	248,000	259,763
Empresa Electrica Angamos SA 4.875%, 05/25/2029 (D)	243,460	254,378

15

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Greenko Dutch BV
4.875%, 07/24/2022 (D)	$285,000	$285,154
5.250%, 07/24/2024 (D)	145,000	145,000
Instituto Costarricense de Electricidad 6.375%, 05/15/2043 (D)	210,000	173,777
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (D)	170,000	193,506
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	660,000	699,672
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (D)	323,000	323,000
4.500%, 09/15/2027 (D)	245,000	250,513
NRG Energy, Inc. 3.750%, 06/15/2024 (D)	270,000	277,862
Oncor Electric Delivery Company LLC 4.100%, 06/01/2022	750,000	787,609
PPL Capital Funding, Inc. 3.400%, 06/01/2023	1,160,000	1,193,973
Vistra Operations Company LLC 4.300%, 07/15/2029 (D)	520,000	533,650
		9,423,889
TOTAL CORPORATE BONDS (Cost $258,755,807)		$273,454,278
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
State Street Corp. (3 month LIBOR + 1.000%) 3.119%, 06/01/2077 (B)	132,000	101,298
SunTrust Preferred Capital I (Greater of 3 month LIBOR + 0.645% or 4.000%) 4.000%, 11/01/2019 (B)(H)	425,000	367,625
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 11/01/2019 (B)(H)	1,045,000	890,863
		1,359,786
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,503,699)		$1,359,786
MUNICIPAL BONDS – 0.7%
New Jersey State Turnpike Authority 7.414%, 01/01/2040	1,885,000	3,037,301
The School District of Philadelphia
5.995%, 09/01/2030	315,000	400,349
6.765%, 06/01/2040	1,010,000	1,360,844
TOTAL MUNICIPAL BONDS (Cost $3,662,761)		$4,798,494
TERM LOANS (I) – 0.0%
Financials – 0.0%
LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%) 8.042%, 05/01/2023	198,188	184,102
TOTAL TERM LOANS (Cost $196,838)		$184,102
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.0%
Commercial and residential – 6.8%
Americold LLC
Series 2010-ARTA, Class C, 6.811%, 01/14/2029 (D)	1,350,000	1,402,692
Series 2010-ARTA, Class D, 7.443%, 01/14/2029 (D)	1,789,000	1,862,311
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1, 3.258%, 04/27/2048 (D)(J)	80,236	80,441
Series 2018-3, Class A1, 3.649%, 09/25/2048 (D)(J)	162,312	164,160
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
AOA Mortgage Trust Series 2015-1177, Class C 3.110%, 12/13/2029 (D)(J)	$190,000	$191,209
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (D)(J)	686,647	699,072
Series 2019-2, Class A1, 3.347%, 04/25/2049 (D)(J)	607,140	616,244
Series 2019-3, Class A1, 2.962%, 10/25/2048 (D)(J)	329,593	332,031
Bayview Commercial Asset Trust
Series 2005-1A, Class A2 (1 month LIBOR + 0.525%), 2.543%, 04/25/2035 (B)(D)	299,153	293,856
Series 2005-4A, Class A2 (1 month LIBOR + 0.390%), 2.408%, 01/25/2036 (B)(D)	165,521	160,277
Series 2006-2A, Class A2 (1 month LIBOR + 0.280%), 2.298%, 07/25/2036 (B)(D)	253,169	243,685
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%), 2.998%, 03/15/2037 (B)(D)	353,000	352,227
Series 2018-TALL, Class E (1 month LIBOR + 2.437%), 4.465%, 03/15/2037 (B)(D)	223,000	223,417
BBCMS Trust
Series 2015-MSQ, Class D, 4.123%, 09/15/2032 (D)(J)	205,000	208,998
Series 2015-SRCH, Class D, 5.122%, 08/10/2035 (D)(J)	329,000	363,290
Bear Stearns Asset Backed Securities Trust Series 2003-AC4, Class A 5.500%, 09/25/2033	469,542	482,227
Bear Stearns Commercial Mortgage Securities Trust Series 2004-T16, Class X1 IO 2.036%, 02/13/2046 (D)	50,952	2,213
BENCHMARK Mortgage Trust
Series 2019-B10, Class A2, 3.614%, 03/15/2062	475,000	502,298
Series 2019-B11, Class A2, 3.410%, 05/15/2052	380,000	399,974
Series 2019-B12, Class A2, 3.001%, 08/15/2052	475,000	492,750
Series 2019-B13, Class A2, 2.889%, 08/15/2057	418,000	432,097
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 2.666%, 07/25/2059 (D)(J)	266,674	267,040
BWAY Mortgage Trust Series 2015-1740, Class XA IO 1.023%, 01/10/2035 (D)	3,705,000	77,091
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) 3.349%, 03/15/2037 (B)(D)	260,000	260,649
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) 3.777%, 12/15/2037 (B)(D)	121,000	121,604

16

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	$1,800,000	$1,950,301
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F 3.912%, 04/10/2028 (D)(J)	120,000	120,538
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) 4.178%, 07/15/2032 (B)(D)	254,000	254,000
CHL Mortgage Pass Through Trust Series 2004-HYB2, Class 4A 4.958%, 07/20/2034 (J)	529,915	544,341
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) 4.277%, 11/15/2036 (B)(D)	358,000	358,446
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class E (1 month LIBOR + 2.500%), 4.527%, 07/15/2032 (B)(D)	103,000	103,464
Series 2018-C5, Class XA IO, 0.758%, 06/10/2051	9,967,357	492,154
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (D)	170,000	177,376
Series 2019-SMRT, Class A, 4.149%, 01/10/2024 (D)	158,000	169,841
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) 3.301%, 06/11/2032 (B)(D)	153,000	152,760
COLT Mortgage Loan Trust
Series 2018-2, Class A1, 3.470%, 07/27/2048 (D)(J)	61,422	61,632
Series 2019-2, Class A1, 3.337%, 05/25/2049 (D)(J)	277,455	282,224
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (D)	1,400,000	1,462,774
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO, 1.800%, 08/15/2045	9,433,953	354,197
Series 2012-CR3 Class XA IO, 2.022%, 10/15/2045	9,317,026	429,122
Series 2013-CR8 Class AM, 3.955%, 06/10/2046 (D)(J)	1,000,000	1,047,900
Series 2014-CR15, Class C, 4.898%, 02/10/2047 (J)	800,000	868,371
Series 2014-CR15, Class XA IO, 1.094%, 02/10/2047	9,241,010	303,063
Series 2014-CR16, Class C, 5.093%, 04/10/2047 (J)	400,000	430,281
Series 2014-CR20, Class A3, 3.326%, 11/10/2047	730,000	767,796
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.588%, 05/10/2051	5,049,025	175,915
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B, 4.934%, 12/10/2044 (J)	$108,000	$112,884
Series 2012-LC4, Class XA IO, 2.289%, 12/10/2044 (D)	4,111,972	162,492
Series 2013-300P, Class D, 4.540%, 08/10/2030 (D)(J)	377,000	396,680
Series 2013-300P, Class E, 4.540%, 08/10/2030 (D)(J)	700,000	714,421
Series 2013-LC13, Class B, 5.009%, 08/10/2046 (D)(J)	114,000	123,591
Series 2014-LC15, Class C, 5.154%, 04/10/2047 (J)	400,000	431,805
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (D)	159,000	165,652
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.366%, 03/10/2047	4,413,725	185,857
Core Industrial Trust Series 2015-CALW, Class XA IO 0.939%, 02/10/2034 (D)	4,836,326	75,334
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO 0.879%, 02/15/2038 (D)	255,161	5
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) 3.627%, 05/15/2036 (B)(D)	830,000	831,037
CSMC Trust Series 2019-AFC1, Class A1 2.573%, 07/25/2049 (D)	553,946	551,580
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 3.082%, 07/19/2044 (B)	557,814	564,493
FREMF Mortgage Trust
Series 2011-K10, Class B, 4.781%, 11/25/2049 (D)(J)	1,000,000	1,021,464
Series 2011-K11, Class B, 4.567%, 12/25/2048 (D)(J)	875,000	894,474
Series 2017-K67, Class B, 4.079%, 09/25/2049 (D)(J)	445,000	475,438
Galton Funding Mortgage Trust Series 2018-1, Class A43 3.500%, 11/25/2057 (D)(J)	112,544	113,941
GCAT LLC Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (D)	620,097	626,865
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class XC IO 0.011%, 06/10/2048 (D)	3,794,102	1
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM 5.606%, 12/10/2049 (J)	156,063	127,152
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) 5.128%, 09/15/2034 (B)(D)	120,000	120,037

17

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM 5.821%, 07/10/2038 (J)	$134,420	$135,167
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO, 2.357%, 05/10/2045	2,683,128	89,189
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (D)(J)	859,800	893,762
Series 2015-590M, Class C, 3.932%, 10/10/2035 (D)(J)	150,000	156,418
Series 2016-RENT, Class D, 4.202%, 02/10/2029 (D)(J)	319,000	322,703
Series 2017-485L, Class C, 4.115%, 02/10/2037 (D)(J)	155,000	162,387
Series 2017-500K, Class F (1 month LIBOR + 1.800%), 3.828%, 07/15/2032 (B)(D)	58,000	58,145
Series 2019-GC39, Class A2, 3.457%, 05/10/2052	539,000	568,919
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	445,000	461,150
Series 2005-GG4, Class XC IO, 1.590%, 07/10/2039 (D)	512,251	1,386
Series 2015-GC30, Class A3, 3.119%, 05/10/2050	210,000	219,421
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (D)	14,216,510	240,093
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	14,178,974	204,674
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (D)	12,577,536	178,997
Hilton Orlando Trust
Series 2018-ORL, Class B (1 month LIBOR + 1.050%), 3.078%, 12/15/2034 (B)(D)	1,000,000	999,053
Series 2018-ORL, Class D (1 month LIBOR + 1.700%), 3.728%, 12/15/2034 (B)(D)	145,000	144,999
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.900%) 6.260%, 08/05/2034 (B)(D)	100,000	99,943
IMT Trust
Series 2017-APTS, Class AFX, 3.478%, 06/15/2034 (D)	172,000	180,506
Series 2017-APTS, Class CFX, 3.613%, 06/15/2034 (D)(J)	188,000	192,594
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO, 1.027%, 07/25/2035	2,047,034	98,760
Series 2005-AR8, Class AX2 IO, 1.069%, 05/25/2035	1,238,001	75,483
Series 2005-AR18, Class 1X IO, 0.894%, 10/25/2036	2,195,073	141,521
Irvine Core Office Trust
Series 2013-IRV, Class A2, 3.279%, 05/15/2048 (D)(J)	325,000	337,389
Series 2013-IRV, Class XA IO, 1.211%, 05/15/2048 (D)	9,136,557	183,247
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO, 0.733%, 08/15/2046	$6,352,182	$122,469
Series 2015-C31, Class A3, 3.801%, 08/15/2048	225,000	243,640
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class X IO, 0.285%, 05/15/2045	742,938	1,176
Series 2011-C3A, Class XA IO, 1.135%, 02/15/2046 (D)	9,399,278	101,713
Series 2011-C4, Class XA IO, 1.367%, 07/15/2046 (D)	7,131,250	103,824
Series 2012-HSBC, Class XA IO, 1.582%, 07/05/2032 (D)	10,247,350	358,381
Series 2015-JP1, Class A4, 3.650%, 01/15/2049	255,000	274,871
Series 2018-PHH, Class A (1 month LIBOR + 0.910%), 2.938%, 06/15/2035 (B)(D)	150,208	149,947
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) 3.377%, 05/15/2036 (B)(D)	185,000	185,029
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class XCL IO 0.100%, 02/15/2040 (D)	699,674	73
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.852%, 04/21/2034 (J)	135,657	138,463
Series 2004-8, Class 5A1, 4.667%, 08/25/2034 (J)	307,278	316,666
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	283,527	304,128
Merrill Lynch Mortgage Investors Trust Series 2005-A, Class A1 (1 month LIBOR + 0.460%) 2.605%, 03/25/2030 (B)	27,704	27,214
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO, 0.060%, 02/12/2051 (D)	4,975,792	50
Series 2005-CIP1, Class XC IO, 0.010%, 07/12/2038 (D)	3,859,119	225
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO, 1.601%, 08/15/2045 (D)	10,151,408	331,403
Series 2012-C6, Class XA IO, 1.768%, 11/15/2045 (D)	6,043,226	235,486
Series 2013-C7, Class AS, 3.214%, 02/15/2046	1,000,000	1,020,365
Series 2013-C7, Class XA IO, 1.489%, 02/15/2046	10,938,397	409,281
Series 2014-C17, Class XA IO, 1.274%, 08/15/2047	12,239,575	493,487
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO, 0.804%, 07/15/2049 (D)	6,805,063	55,201
Series 2012-C4, Class AS, 3.773%, 03/15/2045	2,371,500	2,443,760

18

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust (continued)
Series 2017-CLS, Class D (1 month LIBOR + 1.400%), 3.428%, 11/15/2034 (B)(D)	$368,000	$368,000
Series 2005-IQ9, Class X1 IO, 0.797%, 07/15/2056 (D)	3,067,126	31
MSCG Trust Series 2016-SNR, Class D 6.550%, 11/15/2034 (D)	254,150	260,582
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.917%, 11/15/2032 (D)(J)	135,000	137,891
Series 2018-ALXA, Class C, 4.460%, 01/15/2043 (D)(J)	168,000	186,906
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (D)	90,000	92,481
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO 2.182%, 12/25/2045	2,517,077	201,419
Seasoned Credit Risk Transfer Trust Series 2019-2, Class MA 3.500%, 08/25/2058	568,887	595,018
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.200%) 2.244%, 05/20/2035 (B)	66,817	66,546
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 3.793%, 03/25/2048 (D)(J)	139,529	141,569
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (D)(J)	55,252	53,907
UBS Commercial Mortgage Trust Series 2012-C1, Class B 4.822%, 05/10/2045	55,000	57,817
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 1.471%, 05/10/2063 (D)	6,117,186	186,469
Verus Securitization Trust Series 2018-3, Class A1 4.108%, 10/25/2058 (D)(J)	422,772	427,426
VNDO Mortgage Trust Series 2013-PENN, Class D 4.079%, 12/13/2029 (D)(J)	347,000	350,120
Wachovia Bank Commercial Mortgage Trust Series 2005-C17, Class XC IO 0.219%, 03/15/2042 (D)	235,563	864
WaMu Mortgage Pass Through Certificates
Series 2004-AR8, Class A2 (1 month LIBOR + 0.400%), 2.545%, 06/25/2044 (B)	440,718	448,242
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%), 2.515%, 01/25/2045 (B)	658,692	654,816
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%), 2.985%, 07/25/2045 (B)	467,148	469,978
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass Through Certificates (continued)
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%), 2.865%, 07/25/2045 (B)	$373,162	$372,409
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	274,701	277,301
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C, 2.800%, 03/18/2028 (D)(J)	344,000	343,025
Series 2017-SMP, Class D (1 month LIBOR + 1.650%), 3.678%, 12/15/2034 (B)(D)	95,000	94,693
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3, Class 1A2 4.990%, 03/25/2035 (J)	276,825	282,073
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO, 1.493%, 03/15/2044 (D)	12,801,072	212,954
Series 2012-C10, Class XA IO, 1.700%, 12/15/2045 (D)	6,103,806	253,657
Series 2012-C9, Class XA IO, 2.062%, 11/15/2045 (D)	7,159,795	342,567
Series 2013-C15, Class B, 4.624%, 08/15/2046 (J)	58,000	61,910
Series 2013-C16, Class B, 5.194%, 09/15/2046 (J)	74,000	80,566
		48,917,547
U.S. Government Agency – 2.2%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	1,771,303	197,386
Series 3387, Class SB IO, 4.393%, 11/15/2037	1,339,414	206,176
Series 3632, Class AP, 3.000%, 02/15/2040	1,109,850	1,138,577
Series K005, Class AX IO, 1.631%, 11/25/2019	5,843,586	123
Series K011, Class X1 IO, 0.323%, 11/25/2020	45,707,700	103,459
Series K014, Class X1 IO, 1.323%, 04/25/2021	8,917,422	133,172
Series K015, Class X1 IO, 1.726%, 07/25/2021	8,701,300	212,347
Series K018, Class X1 IO, 1.455%, 01/25/2022	3,354,187	78,489
Series K021, Class A2, 2.396%, 06/25/2022	1,000,000	1,009,572
Series K021, Class X1 IO, 1.564%, 06/25/2022	11,813,785	393,829
Series K022, Class X1 IO, 1.346%, 07/25/2022	2,534,403	72,487
Series K026, Class X1 IO, 1.108%, 11/25/2022	10,247,407	264,159
Series K040, Class A2, 3.241%, 09/25/2024	260,000	274,541
Series K043, Class A2, 3.062%, 12/25/2024	405,000	424,875
Series KAIV, Class X1 IO, 1.252%, 06/25/2021	29,281,949	443,768

19

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series KIR3, Class A1, 3.038%, 08/25/2027	$760,000	$801,268
Series KS01, Class X1 IO, 1.435%, 01/25/2023	6,533,744	171,922
Series T-41, Class 3A, 5.411%, 07/25/2032 (J)	57,270	63,401
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	8,566	9,692
Series 2010-15, Class KA, 4.000%, 03/25/2039	194,808	197,480
Series 2011-41, Class KA, 4.000%, 01/25/2041	309,012	319,629
Series 2011-86, Class NA, 4.000%, 01/25/2041	478,389	487,572
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	1,880,216	223,625
Series 2012-21, Class PA, 2.000%, 03/25/2041	2,634,757	2,620,550
Series 2012-38, Class PA, 2.000%, 09/25/2041	896,838	893,177
Series 2012-M5, Class X IO, 0.623%, 02/25/2022	12,780,381	125,912
Series 2002-W3, Class A5, 7.500%, 11/25/2041	64,501	76,227
Government National Mortgage Association
Series 2008-90, Class IO, 1.876%, 12/16/2050	2,637,429	569,008
Series 2010-147, Class SA IO, 4.126%, 05/20/2040	1,564,940	108,651
Series 2010-85, Class SB IO, 4.118%, 03/16/2040	1,661,662	254,541
Series 2012-114, Class IO, 0.767%, 01/16/2053	771,376	35,166
Series 2012-120, Class IO, 0.780%, 02/16/2053	8,845,864	433,419
Series 2012-70, Class IO, 0.442%, 08/16/2052	5,308,330	75,866
Series 2015-41, Class IO, 0.622%, 09/16/2056	9,270,409	397,716
Series 2016-174, Class IO, 0.913%, 11/16/2056	915,825	68,547
Series 2017-109, Class IO, 0.610%, 04/16/2057	1,963,358	101,483
Series 2017-124, Class IO, 0.706%, 01/16/2059	2,702,016	168,661
Series 2017-135, Class IO, 0.839%, 10/16/2058	1,716,378	112,906
Series 2017-140, Class IO, 0.609%, 02/16/2059	1,244,354	71,184
Series 2017-159, Class IO, 0.544%, 06/16/2059	1,858,268	96,751
Series 2017-169, Class IO, 0.733%, 01/16/2060	3,957,162	255,662
Series 2017-20, Class IO, 0.747%, 12/16/2058	4,253,524	250,164
Series 2017-22, Class IO, 1.022%, 12/16/2057	705,264	58,312
Series 2017-41, Class IO, 0.792%, 07/16/2058	1,936,559	124,700
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-46, Class IO, 0.620%, 11/16/2057	$1,701,130	$95,569
Series 2017-61, Class IO, 0.769%, 05/16/2059	911,078	62,094
Series 2018-081, Class IO, 0.448%, 01/16/2060	620,908	34,036
Series 2018-158, Class IO, 0.727%, 05/16/2061	3,493,986	261,797
Series 2018-35, Class IO, 0.526%, 03/16/2060	4,135,571	224,860
Series 2018-43, Class IO, 0.576%, 05/16/2060	4,680,320	267,613
Series 2018-69, Class IO, 0.536%, 04/16/2060	2,799,794	166,482
Series 2018-9, Class IO, 0.558%, 01/16/2060	3,063,227	168,599
		15,407,202
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $64,903,670)		$64,324,749
ASSET BACKED SECURITIES – 8.6%
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) 2.369%, 06/22/2037 (B)	165,077	158,394
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) 2.332%, 08/25/2037 (B)	737,091	715,471
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) 2.432%, 05/25/2036 (B)	262,468	258,167
Ally Master Owner Trust Series 2018-1, Class A2 2.700%, 01/17/2023	1,065,000	1,074,191
Americredit Automobile Receivables Trust
Series 2018-2, Class C 3.590%, 06/18/2024	200,000	206,215
Series 2018-3, Class C 3.740%, 10/18/2024	211,000	220,467
Ameriquest Mortgage Securities, Inc. Series 2005-R10, Class M1 (1 month LIBOR + 0.410%) 2.428%, 01/25/2036 (B)	263,620	263,618
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 6.510%, 08/25/2027 (J)	134	138
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/07/2049 (D)	541,000	553,367
Arby's Funding LLC Series 2015-1A, Class A2 4.969%, 10/30/2045 (D)	462,000	475,329
ARL First LLC Series 2012-1A, Class A2 3.810%, 12/15/2042 (D)	900,000	927,338
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A 3.450%, 03/20/2023 (D)	280,000	287,595

20

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC (continued)
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	$439,000	$437,204
BA Credit Card Trust Series 2017-A1, Class A1 1.950%, 08/15/2022	3,730,000	3,727,765
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (D)	270,259	275,309
Business Loan Express SBA Loan Trust Series 2005-1A, Class A (1 month LIBOR + 0.300%) 2.318%, 06/27/2033 (B)(D)	269,066	255,211
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8 2.050%, 08/15/2023	3,500,000	3,503,833
Series 2016-A7, Class A7 (1 month LIBOR + 0.510%) 2.538%, 09/16/2024 (B)	3,123,000	3,140,850
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 3.218%, 01/25/2035 (B)	156,736	149,292
Chase Issuance Trust Series 2016-A3, Class A3 (1 month LIBOR + 0.550%) 2.745%, 06/15/2023 (B)	4,500,000	4,529,562
Citibank Credit Card Issuance Trust
Series 2017-A3, Class A3 1.920%, 04/07/2022	3,000,000	2,998,031
Series 2017-A7, Class A7 (1 month LIBOR + 0.370%) 2.412%, 08/08/2024 (B)	3,000,000	3,006,575
CLI Funding LLC Series 2018-1A, Class A 4.030%, 04/18/2043 (D)	400,210	404,030
CNH Equipment Trust Series 2018-B, Class A3 3.190%, 11/15/2023	455,000	463,435
Coinstar Funding LLC Series 2017-1A, Class A2 5.216%, 04/25/2047 (D)	449,650	463,078
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) 2.530%, 03/28/2035 (B)	240,000	230,400
Conseco Finance Corp. Series 1996-10, Class M1 7.240%, 11/15/2028 (J)	207,249	217,152
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	6,834	3,974
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.250%, 10/25/2036 (D)	2,560,000	2,641,018
Cronos Containers Program I, Ltd. Series 2013-1A, Class A 3.080%, 04/18/2028 (D)	645,000	644,500
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B 4.559%, 02/25/2035	58,953	59,024
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (D)	$211,238	$216,316
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (D)	225,975	234,101
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (D)	1,142,138	1,176,173
DLL LLC Series 2018-ST2, Class A3 3.460%, 01/20/2022 (D)	370,000	374,411
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	607,600	635,671
Series 2017-1A, Class A2II 3.082%, 07/25/2047 (D)	980,000	983,322
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (D)	625,625	642,692
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.380%, 05/20/2024 (D)	474,303	480,307
Evergreen Credit Card Trust Series 2018-1, Class A 2.950%, 03/15/2023 (D)	675,000	684,555
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, 04/30/2047 (D)	195,500	196,468
Ford Credit Floorplan Master Owner Trust
Series 2018-3, Class A1 3.520%, 10/15/2023	825,000	848,898
Series 2019-2, Class A 3.320%, 04/15/2026	688,000	713,531
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A 2.900%, 04/15/2026 (D)	645,000	663,918
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) 2.332%, 08/25/2044 (B)	985,372	963,060
Golden Credit Card Trust Series 2018-4A, Class A 3.440%, 10/15/2025 (D)	480,000	503,511
GSRPM Mortgage Loan Trust Series 2006-1, Class A1 (1 month LIBOR + 0.300%) 2.318%, 03/25/2035 (B)(D)	197,836	197,035
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.660%, 12/26/2028 (D)	440,284	441,406
Series 2018-AA, Class A 3.540%, 02/25/2032 (D)	143,386	147,934
InSite Issuer LLC
Series 2016-1A, Class A 2.883%, 11/15/2046 (D)	750,000	757,666
Series 2016-1A, Class B 4.557%, 11/15/2046 (D)	500,000	516,426
Jack In The Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (D)	230,000	238,409
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (D)	230,000	233,887
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) 2.496%, 10/27/2042 (B)	297,178	286,128

21

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Long Beach Mortgage Loan Trust Series 2004-1, Class M3 (1 month LIBOR + 1.050%) 3.068%, 02/25/2034 (B)	$64,520	$64,362
MelTel Land Funding LLC Series 2019-1A, Class A 3.768%, 04/15/2049 (D)	257,000	263,433
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.500%, 08/25/2058 (D)(J)	227,969	234,200
MMAF Equipment Finance LLC
Series 2017-B, Class A3 2.210%, 10/17/2022 (D)	369,076	369,205
Series 2019-A, Class A3 3.270%, 11/13/2023 (D)	324,000	329,351
MVW Owner Trust
Series 2015-1A, Class A 2.520%, 12/20/2032 (D)	39,346	39,323
Series 2018-1A, Class A 3.450%, 01/21/2036 (D)	341,237	351,764
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (D)	465,445	482,412
Nelnet Student Loan Trust Series 2006-1, Class A6 (3 month LIBOR + 0.450%) 2.598%, 08/23/2036 (B)(D)	660,000	640,170
New Residential Mortgage LLC
Series 2018-FNT1, Class A 3.610%, 05/25/2023 (D)	259,972	263,402
Series 2018-FNT2, Class A 3.790%, 07/25/2054 (D)	138,664	140,979
NextGear Floorplan Master Owner Trust Series 2018-2A, Class A2 3.690%, 10/15/2023 (D)	350,000	360,342
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (D)	112,043	112,588
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (D)	445,300	448,419
Option One Mortgage Loan Trust Series 2004-1, Class M1 (1 month LIBOR + 0.900%) 2.918%, 01/25/2034 (B)	292,063	289,667
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (D)	185,000	189,692
PFS Financing Corp. Series 2018-B, Class A 2.890%, 02/15/2023 (D)	420,000	424,130
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 4.934%, 08/25/2035	134,245	137,777
Santander Drive Auto Receivables Trust
Series 2018-2, Class C 3.350%, 07/17/2023	200,000	202,079
Series 2018-3, Class C 3.510%, 08/15/2023	485,000	493,172
SCF Equipment Leasing LLC Series 2019-1A, Class A2 3.230%, 10/20/2024 (D)	186,000	187,634
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (D)	385,000	393,490
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A 3.500%, 06/20/2035 (D)	$190,490	$194,554
Series 2019-1A, Class A 3.200%, 01/20/2036 (D)	228,217	231,279
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (D)	181,489	182,552
Series 2019-B, Class A2A 2.840%, 06/15/2037 (D)	591,000	600,301
Sonic Capital LLC Series 2016-1A, Class A2 4.472%, 05/20/2046 (D)	97,664	98,886
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) 2.446%, 10/28/2037 (B)(D)	767,224	750,842
Taco Bell Funding LLC
Series 2016-1A, Class A2II 4.377%, 05/25/2046 (D)	684,250	693,734
Series 2018-1A, Class A2I 4.318%, 11/25/2048 (D)	563,740	583,899
TAL Advantage V LLC Series 2014-1A, Class A 3.510%, 02/22/2039 (D)	395,292	394,810
Towd Point Mortgage Trust
Series 2015-1, Class A5 3.987%, 10/25/2053 (D)(J)	105,000	109,166
Series 2015-2, Class 1M2 3.806%, 11/25/2060 (D)(J)	245,000	257,873
Series 2015-6, Class M2 3.750%, 04/25/2055 (D)(J)	1,000,000	1,061,938
Series 2016-5, Class A1 2.500%, 10/25/2056 (D)(J)	194,371	194,170
Series 2017-1, Class A1 2.750%, 10/25/2056 (D)(J)	71,403	72,054
Series 2017-2, Class A1 2.750%, 04/25/2057 (D)(J)	61,776	62,245
Series 2018-1, Class A1 3.000%, 01/25/2058 (D)(J)	157,943	159,925
Series 2018-3, Class A1 3.750%, 05/25/2058 (D)(J)	273,210	283,269
Series 2018-4, Class A1 3.000%, 06/25/2058 (D)(J)	455,867	467,253
Series 2018-5, Class A1A 3.250%, 07/25/2058 (D)(J)	83,886	85,076
Series 2018-6, Class A1A 3.750%, 03/25/2058 (D)(J)	648,433	665,487
Series 2019-1, Class A1 3.750%, 03/25/2058 (D)(J)	320,940	336,597
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 3.270%, 11/25/2031 (D)	1,265,000	1,293,005
Triton Container Finance V LLC Series 2018-1A, Class A 3.950%, 03/20/2043 (D)	284,750	291,153
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.072%, 02/16/2043 (D)	265,725	276,202
VB-S1 Issuer LLC
Series 2016-1A, Class D 4.459%, 06/15/2046 (D)	500,000	506,738
Series 2016-1A, Class F 6.901%, 06/15/2046 (D)	250,000	259,402

22

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (D)	$227,646	$227,371
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) 2.515%, 04/25/2040 (B)(D)	79,617	74,687
Westgate Resorts LLC
Series 2015-2A, Class B 4.000%, 07/20/2028 (D)	57,992	57,876
Series 2016-1A, Class A 3.500%, 12/20/2028 (D)	27,804	27,907
Series 2017-1A, Class A 3.050%, 12/20/2030 (D)	196,387	197,178
Westlake Automobile Receivables Trust Series 2019-1A, Class C 4.050%, 03/15/2024 (D)	260,000	263,834
TOTAL ASSET BACKED SECURITIES (Cost $60,991,727)		$61,805,212
PREFERRED SECURITIES – 0.1%
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	2,216	192,792
Financials – 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.943% (B)	8,934	234,160
Wells Fargo & Company, Series L, 7.500%	55	83,737
		317,897
Information technology – 0.1%
Broadcom, Inc., 8.000%	332	340,428
Utilities – 0.0%
Dominion Energy, Inc., 7.250%	550	58,163
The Southern Company, 6.750%	831	44,467
		102,630
TOTAL PREFERRED SECURITIES (Cost $929,782)		$953,747
SECURITIES LENDING COLLATERAL – 1.1%
John Hancock Collateral Trust, 2.1169% (K)(L)	766,549	7,670,624
TOTAL SECURITIES LENDING COLLATERAL (Cost $7,670,863)		$7,670,624
SHORT-TERM INVESTMENTS – 8.2%
U.S. Government Agency – 0.6%
Federal Agricultural Mortgage Corp. Discount Note 1.700%, 10/01/2019 *	$684,000	684,000
Federal Home Loan Bank Discount Note 1.580%, 10/01/2019 *	3,791,000	3,791,000
		4,475,000
Money market funds – 7.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (K)	53,762,447	53,762,447
Active Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $480,011 on 10-1-19, collateralized by $480,000 U.S. Treasury Notes, 2.625% due 6-15-21 (valued at $491,102, including interest)	$480,000	$480,000
TOTAL SHORT-TERM INVESTMENTS (Cost $58,717,447)		$58,717,447
Total Investments (Active Bond Trust) (Cost $769,115,500) – 111.2%		$796,601,571
Other assets and liabilities, net – (11.2%)		(80,350,336)
TOTAL NET ASSETS – 100.0%		$716,251,235
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $120,476,818 or 16.8% of the fund's net assets as of 9-30-19.
(E)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $7,496,177.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	The rate shown is the annualized seven-day yield as of 9-30-19.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

23

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	59,349,269	$1,360,878,734
TOTAL INVESTMENT COMPANIES (Cost $1,057,239,692)		$1,360,878,734
Total Investments (American Asset Allocation Trust) (Cost $1,057,239,692) - 100.0%		$1,360,878,734
Other assets and liabilities, net - (0.0%)		(107,071)
TOTAL NET ASSETS - 100.0%		$1,360,771,663
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	7,020,706	$205,145,023
TOTAL INVESTMENT COMPANIES (Cost $189,106,702)		$205,145,023
Total Investments (American Global Growth Trust) (Cost $189,106,702) - 100.0%		$205,145,023
Other assets and liabilities, net - (0.0%)		(26,296)
TOTAL NET ASSETS - 100.0%		$205,118,727
American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	11,210,925	$808,980,372
TOTAL INVESTMENT COMPANIES (Cost $781,452,668)		$808,980,372
Total Investments (American Growth Trust) (Cost $781,452,668) - 100.0%		$808,980,372
Other assets and liabilities, net - (0.0%)		(65,110)
TOTAL NET ASSETS - 100.0%		$808,915,262
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	20,351,890	$961,219,766
TOTAL INVESTMENT COMPANIES (Cost $913,879,416)		$961,219,766
Total Investments (American Growth-Income Trust) (Cost $913,879,416) - 100.0%		$961,219,766
Other assets and liabilities, net - (0.0%)		(78,778)
TOTAL NET ASSETS - 100.0%		$961,140,988
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	23,780,642	$459,917,608
TOTAL INVESTMENT COMPANIES (Cost $449,437,193)		$459,917,608
Total Investments (American International Trust) (Cost $449,437,193) - 100.0%		$459,917,608
Other assets and liabilities, net - (0.0%)		(40,416)
TOTAL NET ASSETS - 100.0%		$459,877,192
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Communication services – 15.7%
Entertainment – 1.8%
Electronic Arts, Inc. (A)	129,800	$12,697,036
Netflix, Inc. (A)	88,190	23,601,408
		36,298,444
Interactive media and services – 13.9%
Alphabet, Inc., Class A (A)	20,941	25,571,893
Alphabet, Inc., Class C (A)	73,919	90,107,261
Facebook, Inc., Class A (A)	639,993	113,969,953
InterActiveCorp (A)	45,549	9,928,316
Match Group, Inc. (B)	21,800	1,557,392
Tencent Holdings, Ltd.	1,039,400	43,475,908
		284,610,723
		320,909,167
Consumer discretionary – 21.5%
Auto components – 0.8%
Aptiv PLC	183,181	16,013,683
Automobiles – 0.1%
Ferrari NV	17,032	2,624,461
Hotels, restaurants and leisure – 2.6%
Hilton Worldwide Holdings, Inc.	108,772	10,127,761
Marriott International, Inc., Class A	66,703	8,295,852
McDonald's Corp.	69,251	14,868,882
Norwegian Cruise Line Holdings, Ltd. (A)	5,798	300,162
Restaurant Brands International, Inc.	84,401	6,004,287
Royal Caribbean Cruises, Ltd.	46,727	5,061,936
Wynn Resorts, Ltd.	3,146	342,033
Yum! Brands, Inc.	76,705	8,700,648
		53,701,561
Internet and direct marketing retail – 14.8%
Alibaba Group Holding, Ltd., ADR (A)	444,645	74,357,983
Amazon.com, Inc. (A)	107,235	186,150,308
Booking Holdings, Inc. (A)	19,847	38,951,921
Ctrip.com International, Ltd., ADR (A)	89,415	2,618,965
		302,079,177
Multiline retail – 1.7%
Dollar General Corp.	165,751	26,344,464
Dollar Tree, Inc. (A)	71,000	8,105,360
		34,449,824
Specialty retail – 1.0%
Ross Stores, Inc.	172,600	18,960,110
The TJX Companies, Inc.	15,800	880,692
		19,840,802
Textiles, apparel and luxury goods – 0.5%
NIKE, Inc., Class B	57,900	5,437,968
VF Corp.	58,500	5,205,915
		10,643,883
		439,353,391
Consumer staples – 0.1%
Beverages – 0.1%
Constellation Brands, Inc., Class A	4,306	892,548
Tobacco – 0.0%
Philip Morris International, Inc.	808	61,351
		953,899
Energy – 0.4%
Oil, gas and consumable fuels – 0.4%
Concho Resources, Inc.	44,100	2,994,390
Pioneer Natural Resources Company	46,100	5,797,997
		8,792,387

24

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 5.4%
Banks – 0.1%
Citigroup, Inc.	8,523	$588,769
JPMorgan Chase & Co.	3,700	435,453
		1,024,222
Capital markets – 3.3%
Ameriprise Financial, Inc.	6,376	937,910
Intercontinental Exchange, Inc.	217,588	20,076,845
Moody's Corp.	3,239	663,444
Morgan Stanley	146,624	6,256,446
S&P Global, Inc.	44,148	10,815,377
TD Ameritrade Holding Corp.	383,260	17,898,242
The Charles Schwab Corp.	233,873	9,782,908
The Goldman Sachs Group, Inc.	10,024	2,077,274
		68,508,446
Insurance – 2.0%
American International Group, Inc.	218,976	12,196,963
Chubb, Ltd.	19,767	3,191,184
Marsh & McLennan Companies, Inc.	58,900	5,892,945
The Progressive Corp.	11,618	897,491
Willis Towers Watson PLC	100,543	19,401,783
		41,580,366
		111,113,034
Health care – 14.8%
Biotechnology – 1.9%
Alexion Pharmaceuticals, Inc. (A)	76,299	7,472,724
Amgen, Inc.	700	135,457
Exact Sciences Corp. (A)	8,900	804,293
Vertex Pharmaceuticals, Inc. (A)	175,240	29,689,161
		38,101,635
Health care equipment and supplies – 7.1%
Abbott Laboratories	63,060	5,276,230
Becton, Dickinson and Company	145,234	36,738,393
Boston Scientific Corp. (A)	13,800	561,522
Danaher Corp.	180,795	26,112,222
Intuitive Surgical, Inc. (A)	55,365	29,893,224
Stryker Corp.	208,691	45,139,863
Teleflex, Inc.	5,284	1,795,239
		145,516,693
Health care providers and services – 4.5%
Anthem, Inc.	77,606	18,633,201
Centene Corp. (A)	87,346	3,778,588
Cigna Corp.	177,322	26,915,706
HCA Healthcare, Inc.	29,182	3,514,096
UnitedHealth Group, Inc.	136,908	29,752,847
WellCare Health Plans, Inc. (A)	34,624	8,973,502
		91,567,940
Health care technology – 0.0%
Veeva Systems, Inc., Class A (A)	6,800	1,038,292
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	18,839	1,443,633
Thermo Fisher Scientific, Inc.	82,988	24,171,915
		25,615,548
Pharmaceuticals – 0.1%
Elanco Animal Health, Inc. (A)	9,666	257,019
Eli Lilly & Company	1,318	147,392
Merck & Company, Inc.	1,539	129,553
Zoetis, Inc.	10,489	1,306,825
		1,840,789
		303,680,897
Industrials – 9.4%
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense – 6.0%
L3Harris Technologies, Inc.	78,062	$16,286,856
Northrop Grumman Corp.	66,152	24,793,108
The Boeing Company	214,145	81,475,748
		122,555,712
Airlines – 0.7%
Delta Air Lines, Inc.	73,932	4,258,483
United Airlines Holdings, Inc. (A)	128,020	11,318,248
		15,576,731
Commercial services and supplies – 0.2%
Cintas Corp.	13,010	3,487,981
Industrial conglomerates – 1.3%
Honeywell International, Inc.	58,848	9,957,082
Roper Technologies, Inc.	48,915	17,443,089
		27,400,171
Machinery – 0.3%
Fortive Corp.	86,398	5,923,447
Xylem, Inc.	1,800	143,316
		6,066,763
Professional services – 0.3%
CoStar Group, Inc. (A)	3,406	2,020,439
Equifax, Inc.	5,800	815,886
IHS Markit, Ltd. (A)	45,647	3,052,871
		5,889,196
Road and rail – 0.6%
Canadian Pacific Railway, Ltd.	28,922	6,433,988
Kansas City Southern	16,514	2,196,527
Norfolk Southern Corp.	2,028	364,350
Union Pacific Corp.	19,618	3,177,724
		12,172,589
		193,149,143
Information technology – 31.2%
Communications equipment – 0.1%
Motorola Solutions, Inc.	16,069	2,738,318
IT services – 14.1%
Automatic Data Processing, Inc.	18,300	2,953,986
Fidelity National Information Services, Inc.	283,583	37,648,479
Fiserv, Inc. (A)	297,599	30,828,280
FleetCor Technologies, Inc. (A)	32,036	9,187,284
Global Payments, Inc.	219,240	34,859,160
Mastercard, Inc., Class A	242,494	65,854,096
PayPal Holdings, Inc. (A)	324,034	33,566,682
Visa, Inc., Class A	431,832	74,279,422
		289,177,389
Semiconductors and semiconductor equipment – 2.4%
Analog Devices, Inc.	40,632	4,539,813
Applied Materials, Inc.	103,328	5,156,067
Broadcom, Inc.	1,553	428,737
KLA Corp.	29,600	4,719,720
Lam Research Corp.	5,128	1,185,132
Marvell Technology Group, Ltd.	309,700	7,733,209
Maxim Integrated Products, Inc.	112,644	6,523,214
Microchip Technology, Inc.	19,566	1,817,877
NVIDIA Corp.	52,825	9,195,248
QUALCOMM, Inc.	3,763	287,042
Texas Instruments, Inc.	62,626	8,093,784
Xilinx, Inc.	6,232	597,649
		50,277,492
Software – 14.4%
Atlassian Corp. PLC, Class A (A)	18,072	2,266,952
DocuSign, Inc. (A)	34,655	2,145,838

25

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Intuit, Inc.	157,382	$41,854,169
Microsoft Corp.	916,388	127,405,424
salesforce.com, Inc. (A)	257,096	38,163,330
ServiceNow, Inc. (A)	146,513	37,192,325
Splunk, Inc. (A)(B)	118,894	14,012,847
Synopsys, Inc. (A)	7,600	1,043,100
VMware, Inc., Class A	56,941	8,544,566
Workday, Inc., Class A (A)	123,880	21,054,645
Zoom Video Communications, Inc., Class A (A)(B)	5,499	419,024
		294,102,220
Technology hardware, storage and peripherals – 0.2%
Apple, Inc.	14,613	3,272,874
		639,568,293
Materials – 0.8%
Chemicals – 0.7%
Air Products & Chemicals, Inc.	13,844	3,071,430
Linde PLC	29,943	5,800,558
The Sherwin-Williams Company	10,142	5,576,782
		14,448,770
Containers and packaging – 0.1%
Ball Corp.	18,204	1,325,433
		15,774,203
Real estate – 0.0%
Equity real estate investment trusts – 0.0%
American Tower Corp.	1,610	356,019
Utilities – 0.4%
Electric utilities – 0.0%
NextEra Energy, Inc.	1,067	248,600
Multi-utilities – 0.4%
Sempra Energy	52,383	7,732,255
		7,980,855
TOTAL COMMON STOCKS (Cost $1,358,708,394)		$2,041,631,288
SECURITIES LENDING COLLATERAL – 0.1%
John Hancock Collateral Trust, 2.1169% (C)(D)	274,340	2,745,243
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,745,281)		$2,745,243
SHORT-TERM INVESTMENTS – 0.2%
Money market funds – 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (C)	500,000	500,000
T. Rowe Price Government Reserve Fund, 2.0381% (C)	4,087,904	4,087,904
		4,587,904
TOTAL SHORT-TERM INVESTMENTS (Cost $4,587,904)		$4,587,904
Total Investments (Blue Chip Growth Trust) (Cost $1,366,041,579) – 100.0%		$2,048,964,435
Other assets and liabilities, net – (0.0%)		(419,640)
TOTAL NET ASSETS – 100.0%		$2,048,544,795
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $2,678,325.
(C)	The rate shown is the annualized seven-day yield as of 9-30-19.
Blue Chip Growth Trust (continued)
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%
Communication services – 14.9%
Entertainment – 4.2%
Netflix, Inc. (A)	50,075	$13,401,072
The Walt Disney Company	56,730	7,393,054
		20,794,126
Interactive media and services – 10.7%
Alphabet, Inc., Class A (A)	11,244	13,730,498
Alphabet, Inc., Class C (A)	11,251	13,714,969
Facebook, Inc., Class A (A)	95,789	17,058,105
Tencent Holdings, Ltd.	194,872	8,151,084
		52,654,656
		73,448,782
Consumer discretionary – 20.9%
Automobiles – 1.4%
Tesla, Inc. (A)(B)	29,272	7,050,747
Hotels, restaurants and leisure – 2.2%
Chipotle Mexican Grill, Inc. (A)	7,637	6,418,669
Marriott International, Inc., Class A	36,134	4,493,986
		10,912,655
Internet and direct marketing retail – 8.7%
Alibaba Group Holding, Ltd., ADR (A)	84,346	14,105,182
Amazon.com, Inc. (A)	16,517	28,672,025
		42,777,207
Leisure products – 0.2%
Peloton Interactive, Inc., Class A (A)	39,860	1,000,486
Specialty retail – 1.6%
The Home Depot, Inc.	33,278	7,721,162
Textiles, apparel and luxury goods – 6.8%
adidas AG	15,766	4,907,476
Kering SA	14,679	7,480,196
Lululemon Athletica, Inc. (A)	48,730	9,381,987
NIKE, Inc., Class B	127,874	12,009,926
		33,779,585
		103,241,842
Consumer staples – 4.7%
Beverages – 0.5%
Constellation Brands, Inc., Class A	12,341	2,558,042
Food and staples retailing – 2.2%
Costco Wholesale Corp.	37,543	10,816,514
Personal products – 2.0%
The Estee Lauder Companies, Inc., Class A	49,261	9,800,476
		23,175,032
Financials – 2.2%
Banks – 0.9%
JPMorgan Chase & Co.	36,249	4,266,145
Capital markets – 1.3%
S&P Global, Inc.	26,227	6,425,090
		10,691,235
Health care – 10.5%
Biotechnology – 2.5%
BioMarin Pharmaceutical, Inc. (A)	42,430	2,859,782
Exact Sciences Corp. (A)	21,619	1,953,709
Sage Therapeutics, Inc. (A)(B)	13,958	1,958,168

26

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (A)	33,986	$5,757,908
		12,529,567
Health care equipment and supplies – 4.3%
Danaher Corp.	35,576	5,138,242
DexCom, Inc. (A)	19,013	2,837,500
Edwards Lifesciences Corp. (A)	26,970	5,930,973
Intuitive Surgical, Inc. (A)	13,209	7,131,935
		21,038,650
Health care providers and services – 0.1%
Guardant Health, Inc. (A)(B)	11,143	711,258
Life sciences tools and services – 1.8%
Illumina, Inc. (A)	28,348	8,624,029
Pharmaceuticals – 1.8%
AstraZeneca PLC, ADR (B)	199,656	8,898,668
		51,802,172
Industrials – 6.7%
Aerospace and defense – 5.3%
Airbus SE	35,449	4,602,292
Safran SA	45,250	7,124,624
The Boeing Company	37,190	14,149,679
		25,876,595
Road and rail – 1.4%
Uber Technologies, Inc. (A)(B)	48,775	1,486,174
Union Pacific Corp.	34,354	5,564,661
		7,050,835
		32,927,430
Information technology – 38.4%
IT services – 13.7%
Adyen NV (A)(C)	9,055	5,954,788
FleetCor Technologies, Inc. (A)	28,949	8,301,994
Mastercard, Inc., Class A	77,835	21,137,651
PayPal Holdings, Inc. (A)	57,747	5,982,012
Shopify, Inc., Class A (A)	9,403	2,930,539
Square, Inc., Class A (A)	54,699	3,388,603
Twilio, Inc., Class A (A)	26,784	2,945,169
Visa, Inc., Class A	100,049	17,209,428
		67,850,184
Semiconductors and semiconductor equipment – 5.5%
Broadcom, Inc.	21,484	5,931,088
NVIDIA Corp.	58,620	10,203,983
QUALCOMM, Inc.	95,946	7,318,761
Universal Display Corp.	7,324	1,229,700
Xilinx, Inc.	24,723	2,370,936
		27,054,468
Software – 15.4%
Adobe, Inc. (A)	49,616	13,706,420
Microsoft Corp.	175,397	24,385,445
salesforce.com, Inc. (A)	130,844	19,422,483
ServiceNow, Inc. (A)	23,355	5,928,667
Splunk, Inc. (A)	52,430	6,179,400
Workday, Inc., Class A (A)	36,764	6,248,409
		75,870,824
Technology hardware, storage and peripherals – 3.8%
Apple, Inc.	84,102	18,836,325
		189,611,801
Real estate – 1.6%
Equity real estate investment trusts – 1.6%
American Tower Corp.	22,700	5,019,651
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Crown Castle International Corp.	22,486	$3,125,779
		8,145,430
TOTAL COMMON STOCKS (Cost $403,168,099)		$493,043,724
SECURITIES LENDING COLLATERAL – 2.8%
John Hancock Collateral Trust, 2.1169% (D)(E)	1,379,638	13,805,626
TOTAL SECURITIES LENDING COLLATERAL (Cost $13,806,292)		$13,805,626
SHORT-TERM INVESTMENTS – 0.1%
Money market funds – 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (D)	567,011	567,011
TOTAL SHORT-TERM INVESTMENTS (Cost $567,011)		$567,011
Total Investments (Capital Appreciation Trust) (Cost $417,541,402) – 102.8%		$507,416,361
Other assets and liabilities, net – (2.8%)		(13,862,899)
TOTAL NET ASSETS – 100.0%		$493,553,462
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $13,466,296.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 9-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 60.2%
Communication services – 3.6%
Interactive media and services – 3.6%
Alphabet, Inc., Class A (A)(B)	635	$775,424
Alphabet, Inc., Class C (B)	7,550	9,203,450
Facebook, Inc., Class A (B)	24,800	4,416,384
		14,395,258
Consumer discretionary – 5.1%
Auto components – 1.0%
Aptiv PLC	43,478	3,800,847
Hotels, restaurants and leisure – 2.2%
Hilton Worldwide Holdings, Inc.	49,024	4,564,625
McDonald's Corp.	7,300	1,567,383
Yum! Brands, Inc.	24,423	2,770,301
		8,902,309
Internet and direct marketing retail – 1.9%
Amazon.com, Inc. (B)	4,419	7,670,986
		20,374,142
Consumer staples – 0.8%
Beverages – 0.8%
Keurig Dr. Pepper, Inc. (C)	109,084	2,980,175
Energy – 0.2%

27

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels – 0.2%
Concho Resources, Inc.	13,100	$889,490
Financials – 5.9%
Banks – 0.3%
The PNC Financial Services Group, Inc.	7,100	995,136
Capital markets – 2.7%
Intercontinental Exchange, Inc.	49,506	4,567,919
S&P Global, Inc.	25,849	6,332,488
		10,900,407
Insurance – 2.9%
Marsh & McLennan Companies, Inc.	113,464	11,352,073
		23,247,616
Health care – 12.6%
Health care equipment and supplies – 6.8%
Alcon, Inc. (B)	96,724	5,641,898
Becton, Dickinson and Company	37,028	9,366,603
Danaher Corp.	82,266	11,881,678
		26,890,179
Health care providers and services – 0.6%
Anthem, Inc.	2,122	509,492
UnitedHealth Group, Inc.	7,900	1,716,828
		2,226,320
Life sciences tools and services – 5.2%
Avantor, Inc. (B)	68,776	1,011,007
PerkinElmer, Inc.	131,417	11,192,786
Thermo Fisher Scientific, Inc.	29,655	8,637,612
		20,841,405
		49,957,904
Industrials – 8.0%
Commercial services and supplies – 1.0%
Waste Connections, Inc.	41,453	3,813,676
Industrial conglomerates – 5.1%
General Electric Company	1,291,139	11,542,783
Roper Technologies, Inc.	23,907	8,525,236
		20,068,019
Machinery – 1.9%
Fortive Corp.	111,703	7,658,358
		31,540,053
Information technology – 16.2%
Electronic equipment, instruments and components – 1.5%
TE Connectivity, Ltd.	66,108	6,159,943
IT services – 6.6%
Fiserv, Inc. (B)	114,680	11,879,701
Global Payments, Inc.	20,705	3,292,095
Visa, Inc., Class A	64,573	11,107,202
		26,278,998
Semiconductors and semiconductor equipment – 4.1%
Maxim Integrated Products, Inc.	88,424	5,120,634
NXP Semiconductors NV	38,804	4,234,284
Texas Instruments, Inc.	53,462	6,909,429
		16,264,347
Software – 4.0%
Microsoft Corp.	112,800	15,682,584
		64,385,872
Real estate – 0.6%
Equity real estate investment trusts – 0.6%
American Tower Corp.	10,700	2,366,091
Utilities – 7.2%
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities – 5.6%
American Electric Power Company, Inc.	62,229	$5,830,235
Eversource Energy	62,414	5,334,525
NextEra Energy, Inc.	23,956	5,581,508
Xcel Energy, Inc.	87,662	5,688,387
		22,434,655
Multi-utilities – 0.9%
NiSource, Inc.	114,233	3,417,851
Water utilities – 0.7%
American Water Works Company, Inc.	22,812	2,833,935
		28,686,441
TOTAL COMMON STOCKS (Cost $194,630,806)		$238,823,042
PREFERRED SECURITIES – 5.7%
Financials – 1.9%
Banks – 1.8%
JPMorgan Chase & Co., 5.750%	25,000	686,250
U.S. Bancorp, 5.500%	19,000	511,670
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (C)	14,000	382,900
Wells Fargo & Company, Series L, 7.500%	3,702	5,636,258
		7,217,078
Capital markets – 0.1%
State Street Corp., 6.000%	2,346	59,330
The Charles Schwab Corp., 5.950%	1,000	26,920
The Charles Schwab Corp., 6.000%	15,000	395,700
		481,950
		7,699,028
Health care – 1.5%
Health care equipment and supplies – 0.8%
Becton, Dickinson and Company, 6.125%	50,574	3,131,036
Life sciences tools and services – 0.7%
Avantor, Inc., 6.250%	53,534	2,874,240
		6,005,276
Industrials – 0.3%
Machinery – 0.3%
Fortive Corp., 5.000%	1,082	975,423
Utilities – 2.0%
Electric utilities – 0.9%
Alabama Power Company, 5.000%	10,000	265,100
American Electric Power Company, Inc., 6.125%	10,402	572,942
Duke Energy Corp., 5.625%	40,000	1,098,400
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	11,881	293,104
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	29,316	699,187
SCE Trust V (5.450% to 3-15-26, then 3 month LIBOR + 3.790%)	6,668	163,166
SCE Trust VI, 5.000%	9,343	221,149
		3,313,048
Multi-utilities – 1.1%
CMS Energy Corp., 5.875%	50,000	1,413,500
CMS Energy Corp., 5.875%	50,000	1,412,500
DTE Energy Company, 5.250%	35,000	974,050
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	23,510	652,638
		4,452,688
		7,765,736
TOTAL PREFERRED SECURITIES (Cost $20,163,971)		$22,445,463

28

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 17.0%
Communication services - 5.3%
CCO Holdings LLC
4.000%, 03/01/2023 (D)	$266,000	$270,323
5.000%, 02/01/2028 (D)	2,095,000	2,165,706
5.125%, 02/15/2023	253,000	257,111
5.125%, 05/01/2023 to 05/01/2027 (D)	1,741,000	1,809,565
5.250%, 03/15/2021 to 09/30/2022	820,000	826,794
5.750%, 09/01/2023 to 01/15/2024	677,000	691,228
5.875%, 04/01/2024 (D)	550,000	573,903
Charter Communications Operating LLC 3.579%, 07/23/2020	150,000	151,342
Comcast Corp.
3.300%, 10/01/2020	690,000	699,387
3.450%, 10/01/2021	310,000	319,237
Comcast Corp. (3 month LIBOR + 0.330%) 2.649%, 10/01/2020 (E)	335,000	335,568
Comcast Corp. (3 month LIBOR + 0.440%) 2.759%, 10/01/2021 (E)	265,000	265,820
Level 3 Financing, Inc. 5.375%, 08/15/2022	400,000	402,250
Netflix, Inc.
4.375%, 11/15/2026	1,260,000	1,276,443
4.875%, 04/15/2028	2,995,000	3,047,263
5.375%, 02/01/2021	25,000	25,775
5.500%, 02/15/2022 (C)	80,000	84,500
5.875%, 02/15/2025 (C)	405,000	444,747
5.875%, 11/15/2028	2,970,000	3,226,311
6.375%, 05/15/2029 (D)	1,405,000	1,549,013
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (D)	345,000	350,606
4.625%, 05/15/2023 (D)	85,000	86,624
T-Mobile USA, Inc.
6.000%, 03/01/2023	165,000	168,084
6.500%, 01/15/2026	80,000	86,015
Verizon Communications, Inc. 3.125%, 03/16/2022	475,000	488,707
Verizon Communications, Inc. (3 month LIBOR + 1.000%) 3.119%, 03/16/2022 (E)	475,000	482,151
Zayo Group LLC 5.750%, 01/15/2027 (D)	936,000	956,873
		21,041,346
Consumer discretionary - 2.5%
Amazon.com, Inc. 2.600%, 12/05/2019	465,000	465,210
Aptiv PLC 4.350%, 03/15/2029	40,000	43,254
AutoZone, Inc. 2.500%, 04/15/2021	155,000	155,611
Cedar Fair LP 5.375%, 06/01/2024 to 04/15/2027	1,155,000	1,212,680
Dollar Tree, Inc. (3 month LIBOR + 0.700%) 3.003%, 04/17/2020 (E)	135,000	135,024
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	205,000	208,844
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	1,642,000	1,709,733
5.000%, 06/01/2024 (D)	432,000	448,200
5.250%, 06/01/2026 (D)	1,135,000	1,201,398
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Marriott International, Inc. (3 month LIBOR + 0.650%) 2.752%, 03/08/2021 (E)	$135,000	$135,493
New Red Finance, Inc. 4.625%, 01/15/2022 (D)	330,000	330,033
Service Corp. International 5.375%, 05/15/2024	250,000	258,010
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	170,000	175,950
5.500%, 04/15/2027 (D)	65,000	69,305
The Home Depot, Inc. 3.250%, 03/01/2022	200,000	206,931
The Home Depot, Inc. (3 month LIBOR + 0.310%) 2.448%, 03/01/2022 (E)	235,000	235,303
Yum! Brands, Inc.
3.750%, 11/01/2021	950,000	971,375
3.875%, 11/01/2020 to 11/01/2023	1,067,000	1,090,846
5.350%, 11/01/2043	389,000	373,440
6.875%, 11/15/2037	367,000	411,040
		9,837,680
Consumer staples - 1.4%
B&G Foods, Inc. 4.625%, 06/01/2021	300,000	300,060
Conagra Brands, Inc. 3.800%, 10/22/2021	960,000	990,693
Conagra Brands, Inc. (3 month LIBOR + 0.750%) 3.028%, 10/22/2020 (E)	170,000	170,035
Nestle Holdings, Inc. 3.100%, 09/24/2021 (D)	1,420,000	1,449,769
Philip Morris International, Inc.
2.000%, 02/21/2020	380,000	379,817
2.625%, 02/18/2022	470,000	475,669
Philip Morris International, Inc. (3 month LIBOR + 0.420%) 2.571%, 02/21/2020 (E)	255,000	255,333
Reckitt Benckiser Treasury Services PLC 2.375%, 06/24/2022 (D)	800,000	804,960
Reckitt Benckiser Treasury Services PLC (3 month LIBOR + 0.560%) 2.695%, 06/24/2022 (D)(E)	640,000	637,783
Unilever Capital Corp. 3.000%, 03/07/2022	225,000	230,679
		5,694,798
Energy - 0.3%
Enterprise Products Operating LLC 3.500%, 02/01/2022	335,000	345,922
NuStar Logistics LP 4.800%, 09/01/2020	175,000	177,844
Shell International Finance BV (3 month LIBOR + 0.450%) 2.631%, 05/11/2020 (E)	810,000	812,283
		1,336,049
Financials - 1.0%
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	140,000	140,061
2.750%, 01/30/2022	190,000	192,872
3.300%, 03/14/2023	65,000	67,286
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	550,000	589,870
8.250%, 11/15/2026 (D)	735,000	811,256

29

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
State Street Corp. (5.250% to 9-15-20, then 3 month LIBOR + 3.597%) 09/15/2020 (F)	$435,000	$442,613
The Bank of New York Mellon Corp. (4.625% to 9-20-26, then 3 month LIBOR + 3.131%) 09/20/2026 (F)	375,000	383,235
The Bank of New York Mellon Corp. (4.950% to 6-20-20, then 3 month LIBOR + 3.420%) 06/20/2020 (F)	450,000	452,250
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (F)	525,000	544,688
U.S. Bancorp (5.300% to 4-15-27, then 3 month LIBOR + 2.914%) 04/15/2027 (F)	350,000	375,095
		3,999,226
Health care - 1.9%
Avantor, Inc.
6.000%, 10/01/2024 (D)	85,000	91,080
9.000%, 10/01/2025 (D)	1,860,000	2,090,175
Becton, Dickinson and Company
2.675%, 12/15/2019	111,000	111,032
2.894%, 06/06/2022	796,000	808,151
3.363%, 06/06/2024	420,000	438,111
Becton, Dickinson and Company (3 month LIBOR + 1.030%) 3.142%, 06/06/2022 (E)	400,000	401,650
Bristol-Myers Squibb Company 2.550%, 05/14/2021 (D)	975,000	983,533
Bristol-Myers Squibb Company (3 month LIBOR + 0.200%) 2.368%, 11/16/2020 (D)(E)	635,000	635,348
Centene Corp. 5.625%, 02/15/2021	130,000	131,847
Elanco Animal Health, Inc.
3.912%, 08/27/2021	416,000	426,029
4.272%, 08/28/2023	55,000	57,743
4.900%, 08/28/2028 (C)	215,000	234,575
Fresenius Medical Care US Finance, Inc. 5.750%, 02/15/2021 (D)	75,000	78,102
HCA Healthcare, Inc. 6.250%, 02/15/2021	175,000	183,243
Hologic, Inc. 4.375%, 10/15/2025 (D)	287,000	294,175
Teleflex, Inc.
4.625%, 11/15/2027	360,000	375,750
4.875%, 06/01/2026	331,000	345,068
		7,685,612
Industrials - 1.3%
Caterpillar Financial Services Corp. 2.250%, 12/01/2019	225,000	225,037
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 05/10/2021	99,359	99,538
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	176,172	184,892
Delta Air Lines 2009-1 Class A Pass Through Trust 7.750%, 06/17/2021	47,182	47,569
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) 01/21/2021 (F)	$1,428,000	$1,354,815
Lennox International, Inc. 3.000%, 11/15/2023	90,000	90,588
Moog, Inc. 5.250%, 12/01/2022 (D)	16,000	16,260
Northrop Grumman Corp. 2.550%, 10/15/2022	430,000	435,986
Roper Technologies, Inc.
3.650%, 09/15/2023	420,000	440,936
4.200%, 09/15/2028	100,000	109,981
Sensata Technologies BV
4.875%, 10/15/2023 (D)	110,000	115,913
5.000%, 10/01/2025 (D)	325,000	347,344
5.625%, 11/01/2024 (D)	90,000	97,875
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (D)	200,000	213,000
Trinity Acquisition PLC 4.400%, 03/15/2026	185,000	200,842
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	123,299	134,347
US Airways 2012-2 Class A Pass Through Trust 4.625%, 12/03/2026	15,551	16,771
US Airways 2012-2 Class B Pass Through Trust 6.750%, 12/03/2022	52,376	55,985
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	171,824	180,096
US Airways 2013-1 Class B Pass Through Trust 5.375%, 05/15/2023	55,911	58,159
Welbilt, Inc. 9.500%, 02/15/2024	342,000	365,940
Xylem, Inc.
3.250%, 11/01/2026 (C)	75,000	77,340
4.875%, 10/01/2021	60,000	63,051
		4,932,265
Information technology - 0.9%
Amphenol Corp. 2.200%, 04/01/2020	285,000	285,093
Fiserv, Inc.
2.700%, 06/01/2020	580,000	581,545
3.800%, 10/01/2023 (C)	240,000	254,004
Solera LLC 10.500%, 03/01/2024 (D)	2,115,000	2,235,809
		3,356,451
Materials - 0.7%
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (D)	440,000	450,450
5.750%, 10/15/2020	1,322,832	1,325,610
6.875%, 02/15/2021	301,487	302,241
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) 5.803%, 07/15/2021 (D)(E)	195,000	195,244
Sealed Air Corp. 6.500%, 12/01/2020 (D)	340,000	350,625
		2,624,170

30

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate - 0.9%
American Tower Corp. 3.300%, 02/15/2021	$320,000	$324,545
Crown Castle International Corp.
4.875%, 04/15/2022	400,000	425,240
5.250%, 01/15/2023	950,000	1,036,542
Equinix, Inc. 5.375%, 01/01/2022 to 04/01/2023	227,000	232,080
SBA Communications Corp.
4.000%, 10/01/2022	550,000	561,000
4.875%, 07/15/2022	1,010,000	1,023,484
		3,602,891
Utilities - 0.8%
American Electric Power Company, Inc. 3.650%, 12/01/2021	75,000	77,368
Berkshire Hathaway Energy Company 2.400%, 02/01/2020	260,000	260,192
DTE Energy Company 3.700%, 08/01/2023	200,000	209,731
Edison International 2.125%, 04/15/2020	175,000	174,658
Eversource Energy
2.750%, 03/15/2022	275,000	278,548
3.800%, 12/01/2023	125,000	132,188
NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/2022	225,000	229,199
NiSource, Inc.
3.490%, 05/15/2027	585,000	613,749
4.375%, 05/15/2047	430,000	483,152
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (F)	575,000	577,875
Wisconsin Public Service Corp. 3.350%, 11/21/2021	200,000	205,583
		3,242,243
TOTAL CORPORATE BONDS (Cost $65,246,077)		$67,352,731
TERM LOANS (G) – 3.5%
Communication services – 0.3%
Formula One Management, Ltd., 2018 USD Term Loan (1 month LIBOR + 2.500%) 4.544%, 02/01/2024	425,000	418,944
Zayo Group LLC, 2017 Incremental Term Loan (1 month LIBOR + 2.250%) 4.294%, 01/19/2024	425,000	425,693
Zayo Group LLC, 2017 Term Loan B1 (1 month LIBOR + 2.000%) 4.044%, 01/19/2021	232,614	232,954
		1,077,591
Consumer discretionary – 0.1%
Sunshine Luxembourg VII Sarl, Term Loan TBD 07/16/2026 (H)	480,000	482,002
Consumer staples – 0.0%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 4.044%, 01/26/2024	29,858	29,901
Financials – 1.4%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 5.267%, 04/25/2025	2,884,892	2,849,234
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Financials (continued)
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%) 5.794%, 10/01/2025	$2,529,052	$2,541,697
		5,390,931
Health care – 0.3%
NVA Holdings, Inc., 2019 Term Loan A3 TBD 09/19/2022 (H)	850,000	845,750
NVA Holdings, Inc., Term Loan B3 (1 month LIBOR + 2.750%) 4.794%, 02/02/2025	405,223	404,717
		1,250,467
Industrials – 0.3%
Trans Union LLC, 2018 Term Loan B4 (1 month LIBOR + 2.000%) 4.054%, 06/19/2025	567,813	569,232
Trans Union LLC, Term Loan A2 (1 month LIBOR + 1.500%) 3.544%, 08/09/2022	795,179	790,209
		1,359,441
Information technology – 1.1%
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 2.750%) 4.800%, 04/26/2024	792,534	788,428
Emerald TopCo, Inc., Term Loan (1 month LIBOR + 3.500%) 5.544%, 07/24/2026	425,000	423,585
Gartner, Inc., 2016 Term Loan A (1 month LIBOR + 1.500%) 3.544%, 03/20/2022	97,381	97,747
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%) 5.253%, 11/01/2023	2,732,678	2,737,023
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 5.794%, 05/04/2026	165,000	165,825
		4,212,608
Materials – 0.0%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 4.044%, 10/20/2024	216,544	215,511
TOTAL TERM LOANS (Cost $14,031,590)		$14,018,452
ASSET BACKED SECURITIES - 0.4%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	509,600	533,144
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (D)	483,875	502,320
Wendy's Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048 (D)	327,173	332,355
TOTAL ASSET BACKED SECURITIES (Cost $1,308,046)		$1,367,819
SECURITIES LENDING COLLATERAL – 0.9%
John Hancock Collateral Trust, 2.1169% (I)(J)	377,882	3,781,350
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,781,365)		$3,781,350

31

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 14.0%
Money market funds – 13.2%
T. Rowe Price Government Reserve Fund, 2.0381% (I)	52,181,436	$52,181,436
Repurchase agreement – 0.8%
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $3,372,075 on 10-1-19, collateralized by $3,365,000 U.S. Treasury Notes, 2.625% due 6-15-21 (valued at $3,442,832, including interest)	$3,372,000	3,372,000
TOTAL SHORT-TERM INVESTMENTS (Cost $55,553,436)		$55,553,436
Total Investments (Capital Appreciation Value Trust) (Cost $354,715,291) – 101.7%		$403,342,293
Other assets and liabilities, net – (1.7%)		(6,678,232)
TOTAL NET ASSETS – 100.0%		$396,664,061
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
Capital Appreciation Value Trust (continued)
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $3,664,945.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	The rate shown is the annualized seven-day yield as of 9-30-19.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls

GSI	Alphabet, Inc., Class A	USD	1,270.00	Jan 2020	2	200	$10,474	$(8,758)
GSI	Alphabet, Inc., Class A	USD	1,300.00	Jan 2020	2	200	8,472	(6,458)
GSI	Alphabet, Inc., Class A	USD	1,350.00	Jan 2020	2	200	5,796	(3,610)
CITI	Alphabet, Inc., Class C	USD	1,300.00	Jan 2020	20	2,000	97,382	(61,646)
CITI	Alphabet, Inc., Class C	USD	1,340.00	Jan 2020	5	500	40,113	(9,721)
CITI	Alphabet, Inc., Class C	USD	1,350.00	Jan 2020	7	700	26,579	(12,036)
CITI	Alphabet, Inc., Class C	USD	1,365.00	Jan 2020	17	1,700	49,611	(24,176)
CITI	Alphabet, Inc., Class C	USD	1,400.00	Jan 2020	5	500	31,273	(4,458)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2020	4	400	17,036	(821)
CITI	Amazon.com, Inc.	USD	1,800.00	Jan 2020	4	400	74,944	(30,339)
CITI	Amazon.com, Inc.	USD	2,000.00	Jan 2020	1	100	11,608	(2,009)
CITI	Amazon.com, Inc.	USD	2,025.00	Jan 2020	1	100	10,908	(1,662)
CITI	Amazon.com, Inc.	USD	2,100.00	Jan 2020	1	100	8,958	(919)
CITI	Amazon.com, Inc.	USD	2,300.00	Jan 2020	6	600	63,568	(1,012)
CSFB	Amazon.com, Inc.	USD	2,500.00	Jan 2020	2	200	24,705	(56)
CSFB	Amazon.com, Inc.	USD	2,600.00	Jan 2020	2	200	20,545	(22)
CSFB	Amazon.com, Inc.	USD	2,700.00	Jan 2020	3	300	25,663	(12)
CITI	American Electric Power Company, Inc.	USD	82.50	Jan 2020	35	3,500	11,162	(41,238)
CITI	American Electric Power Company, Inc.	USD	85.00	Jan 2020	158	15,800	22,372	(150,711)
CITI	American Electric Power Company, Inc.	USD	95.00	Jan 2020	112	11,200	19,583	(29,700)
CSFB	American Tower Corp.	USD	170.00	Jan 2020	28	2,800	29,962	(148,041)
CITI	American Tower Corp.	USD	175.00	Jan 2020	20	2,000	14,804	(96,248)
CSFB	American Tower Corp.	USD	175.00	Jan 2020	59	5,900	46,011	(283,933)
CITI	Anthem, Inc.	USD	300.00	Jan 2020	14	1,400	25,438	(1,341)
CITI	Anthem, Inc.	USD	310.00	Jan 2020	7	700	9,919	(374)
CITI	Anthem, Inc.	USD	330.00	Jan 2020	7	700	12,033	(109)
CITI	Danaher Corp.	USD	150.00	Jan 2020	19	1,900	4,986	(8,986)
JPM	Facebook, Inc., Class A	USD	200.00	Jan 2020	55	5,500	53,904	(21,219)
JPM	Facebook, Inc., Class A	USD	220.00	Jan 2020	94	9,400	39,695	(9,384)
JPM	Facebook, Inc., Class A	USD	220.00	Jan 2020	4	400	3,615	(399)
CSFB	Fiserv, Inc.	USD	95.00	Dec 2019	47	4,700	11,557	(52,522)
CITI	McDonald's Corp.	USD	195.00	Jan 2020	26	2,600	26,124	(57,097)
CSFB	McDonald's Corp.	USD	195.00	Jan 2020	11	1,100	8,330	(24,157)
CITI	McDonald's Corp.	USD	200.00	Jan 2020	26	2,600	21,564	(46,423)
32

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	McDonald's Corp.	USD	200.00	Jan 2020	10	1,000	$6,156	$(17,855)
CITI	Microsoft Corp.	USD	120.00	Jan 2020	52	5,200	32,259	(109,843)
CITI	Microsoft Corp.	USD	125.00	Jan 2020	40	4,000	29,340	(67,840)
CSFB	Microsoft Corp.	USD	125.00	Jan 2020	164	16,400	74,840	(278,144)
CITI	Microsoft Corp.	USD	130.00	Jan 2020	93	9,300	40,327	(122,079)
CSFB	Microsoft Corp.	USD	130.00	Jan 2020	26	2,600	8,601	(34,130)
RBC	Microsoft Corp.	USD	130.00	Jan 2020	87	8,700	24,886	(114,203)
CITI	Microsoft Corp.	USD	135.00	Jan 2020	95	9,500	55,753	(92,285)
CSFB	NextEra Energy, Inc.	USD	195.00	Jan 2020	17	1,700	5,933	(67,061)
CSFB	NextEra Energy, Inc.	USD	200.00	Jan 2020	118	11,800	51,428	(410,034)
CITI	S&P Global, Inc.	USD	220.00	Jan 2020	40	4,000	38,649	(123,775)
CITI	S&P Global, Inc.	USD	230.00	Jan 2020	39	3,900	22,590	(91,244)
JPM	Texas Instruments, Inc.	USD	120.00	Jan 2020	39	3,900	9,972	(50,638)
RBC	Texas Instruments, Inc.	USD	125.00	Jan 2020	180	18,000	59,307	(173,031)
GSI	Texas Instruments, Inc.	USD	130.00	Jan 2020	8	800	5,806	(5,409)
JPM	Texas Instruments, Inc.	USD	130.00	Jan 2020	86	8,600	33,214	(58,144)
GSI	Texas Instruments, Inc.	USD	135.00	Jan 2020	10	1,000	4,220	(4,485)
GSI	Texas Instruments, Inc.	USD	140.00	Jan 2020	10	1,000	2,620	(2,788)
CSFB	The PNC Financial Services Group, Inc.	USD	140.00	Jan 2020	71	7,100	37,098	(48,377)
GSI	UnitedHealth Group, Inc.	USD	270.00	Jan 2020	16	1,600	23,645	(1,191)
CITI	UnitedHealth Group, Inc.	USD	280.00	Jan 2020	16	1,600	17,519	(622)
CITI	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	20	2,000	36,340	(398)
GSI	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	9	900	16,471	(179)
CITI	UnitedHealth Group, Inc.	USD	300.00	Jan 2020	9	900	13,428	(90)
GSI	UnitedHealth Group, Inc.	USD	310.00	Jan 2020	2	200	1,657	(10)
CSFB	Visa, Inc., Class A	USD	150.00	Jan 2020	33	3,300	30,571	(82,152)
CSFB	Visa, Inc., Class A	USD	155.00	Jan 2020	33	3,300	24,836	(68,225)
CSFB	Visa, Inc., Class A	USD	160.00	Jan 2020	54	5,400	37,267	(94,566)
CSFB	Visa, Inc., Class A	USD	165.00	Jan 2020	45	4,500	22,482	(62,096)
CSFB	Visa, Inc., Class A	USD	170.00	Jan 2020	45	4,500	23,584	(44,877)
GSI	Visa, Inc., Class A	USD	170.00	Jan 2020	44	4,400	25,609	(43,879)
CSFB	Visa, Inc., Class A	USD	175.00	Jan 2020	44	4,400	15,827	(31,677)
GSI	Visa, Inc., Class A	USD	175.00	Jan 2020	107	10,700	50,969	(77,032)
GSI	Visa, Inc., Class A	USD	180.00	Jan 2020	36	3,600	23,789	(17,746)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2020	51	5,100	18,517	(75,418)
BOA	Yum! Brands, Inc.	USD	105.00	Jan 2020	45	4,500	10,840	(47,591)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2020	76	7,600	17,975	(80,376)
CITI	Yum! Brands, Inc.	USD	115.00	Jan 2020	10	1,000	3,570	(4,006)
CITI	Yum! Brands, Inc.	USD	115.00	Jan 2020	25	2,500	8,925	(10,016)
CITI	Yum! Brands, Inc.	USD	120.00	Jan 2020	10	1,000	1,851	(2,002)
CITI	Yum! Brands, Inc.	USD	120.00	Jan 2020	27	2,700	4,887	(5,407)
							$1,862,252	$(3,760,518)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 58.4%
U.S. Government – 26.7%
U.S. Treasury Bonds
2.250%, 08/15/2046 to 08/15/2049	$5,672,000	$5,835,004
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
2.500%, 05/15/2046	$6,423,000	$6,922,790

33

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
2.875%, 05/15/2049	$1,642,000	$1,916,650
3.000%, 11/15/2044	20,728,000	24,364,307
3.125%, 02/15/2043 to 08/15/2044	22,599,000	27,034,922
U.S. Treasury Notes
1.375%, 08/31/2020 to 08/31/2026	19,499,000	19,274,370
1.500%, 09/15/2022 to 09/30/2024	17,659,000	17,621,642
1.625%, 09/30/2021 to 08/15/2029	25,688,000	25,657,638
2.000%, 10/31/2022	1,780,000	1,802,041
2.125%, 05/31/2021 to 02/29/2024	25,517,000	25,773,511
2.250%, 04/30/2021 to 11/15/2025	21,831,000	22,414,741
2.500%, 01/15/2022	12,037,000	12,270,217
2.625%, 05/15/2021 to 02/28/2023	10,681,000	10,891,388
2.750%, 08/15/2021 to 08/31/2025	80,609,000	84,294,207
2.875%, 11/30/2025	5,092,000	5,468,331
		291,541,759
U.S. Government Agency – 31.7%
Federal Home Loan Mortgage Corp.
2.500%, 06/01/2028	1,271,515	1,287,807
3.000%, 05/01/2047 to 06/01/2049	1,889,436	1,929,713
3.500%, 05/01/2046 to 10/01/2049	11,985,443	12,545,458
4.000%, 01/01/2035 to 09/01/2049	11,015,074	11,613,287
4.500%, 06/01/2039 to 07/01/2039	115,191	125,207
Federal National Mortgage Association
2.500%, 08/01/2031	920,903	932,213
2.616%, (12 month LIBOR + 1.583%), 05/01/2045 (A)	792,225	802,338
2.660%, (12 month LIBOR + 1.586%), 01/01/2046 (A)	3,782,784	3,833,338
2.748%, (12 month LIBOR + 1.578%), 06/01/2045 (A)	1,051,207	1,066,068
2.954%, (12 month LIBOR + 1.599%), 08/01/2047 (A)	768,479	785,837
3.000%, TBA (B)	37,800,000	38,367,772
3.000%, 01/01/2043	1,572,073	1,619,354
3.123%, (12 month LIBOR + 1.620%), 03/01/2047 (A)	1,130,418	1,162,461
3.500%, TBA (B)	9,400,000	9,642,242
3.500%, 03/01/2046 to 08/01/2049	48,237,563	50,502,025
4.000%, TBA (B)	3,700,000	3,839,295
4.000%, 07/01/2033 to 07/01/2049	49,008,726	51,370,092
4.500%, 05/01/2034 to 08/01/2049	13,395,601	14,538,559
5.000%, 07/01/2044 to 08/01/2049	33,990,936	37,669,349
5.500%, 12/01/2048 to 06/01/2049	5,053,142	5,672,305
Government National Mortgage Association
3.000%, TBA (B)	26,600,000	27,280,187
3.500%, TBA (B)	17,100,000	17,712,318
3.500%, 01/20/2048 to 09/20/2049	4,212,473	4,433,522
4.000%, 10/20/2047 to 08/20/2049	13,102,682	13,789,184
4.500%, 08/15/2047 to 05/20/2049	8,623,405	9,190,267
5.000%, 12/20/2039 to 09/20/2049	22,724,554	24,221,189
		345,931,387
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $630,564,655)		$637,473,146
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Mexico – 0.3%
Government of Mexico
4.500%, 04/22/2029	2,531,000	2,749,324
4.500%, 01/31/2050	395,000	415,990
4.600%, 02/10/2048	632,000	675,456
		3,840,770
Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (C)	$497,000	$565,338
United Arab Emirates – 0.2%
Abu Dhabi Government
2.125%, 09/30/2024 (C)	582,000	578,508
2.500%, 09/30/2029 (C)	765,000	759,630
3.125%, 09/30/2049 (C)	427,000	413,656
		1,751,794
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,944,987)		$6,157,902
CORPORATE BONDS – 26.1%
Communication services – 2.2%
AT&T, Inc.
3.400%, 05/15/2025	734,000	766,423
3.800%, 02/15/2027	293,000	310,469
4.300%, 02/15/2030	255,000	280,641
4.350%, 03/01/2029	200,000	221,027
4.850%, 03/01/2039	360,000	408,064
5.150%, 02/15/2050	449,000	525,628
5.250%, 03/01/2037	215,000	253,149
5.350%, 12/15/2043	180,000	211,800
5.375%, 10/15/2041	288,000	337,578
5.450%, 03/01/2047	260,000	314,122
5.700%, 03/01/2057	215,000	270,893
Charter Communications Operating LLC
4.464%, 07/23/2022	353,000	371,626
5.375%, 05/01/2047	580,000	631,151
Comcast Corp.
3.300%, 10/01/2020	2,049,000	2,076,874
3.450%, 10/01/2021	907,000	934,025
3.700%, 04/15/2024	722,000	769,812
3.950%, 10/15/2025	653,000	710,985
4.000%, 03/01/2048	548,000	607,225
4.150%, 10/15/2028	368,000	412,904
4.600%, 10/15/2038	915,000	1,096,412
4.700%, 10/15/2048	183,000	224,286
4.950%, 10/15/2058	273,000	350,249
Discovery Communications LLC
4.125%, 05/15/2029	506,000	533,039
5.300%, 05/15/2049	664,000	735,748
Fox Corp.
4.030%, 01/25/2024 (C)	384,000	408,519
4.709%, 01/25/2029 (C)	257,000	293,353
5.576%, 01/25/2049 (C)	412,000	523,328
Telefonica Emisiones SA 5.520%, 03/01/2049	604,000	736,129
The Walt Disney Company
1.750%, 08/30/2024	1,098,000	1,087,305
2.000%, 09/01/2029	731,000	711,862
2.750%, 09/01/2049	294,000	282,804
4.950%, 10/15/2045 (C)(D)	348,000	467,404
Time Warner Cable LLC 6.550%, 05/01/2037	255,000	306,267
Verizon Communications, Inc.
4.016%, 12/03/2029	397,000	441,385
4.125%, 08/15/2046	874,000	974,394
4.272%, 01/15/2036	161,000	181,326
4.329%, 09/21/2028	632,000	716,887
4.400%, 11/01/2034	783,000	892,537
4.522%, 09/15/2048	179,000	211,379
4.672%, 03/15/2055	96,000	115,100
5.012%, 04/15/2049	179,000	224,888
5.500%, 03/16/2047	348,000	459,592

34

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Viacom, Inc. 5.850%, 09/01/2043	$305,000	$375,106
Vodafone Group PLC 4.250%, 09/17/2050	1,406,000	1,433,137
		24,196,832
Consumer discretionary – 0.8%
Ford Motor Company 4.750%, 01/15/2043	1,443,000	1,250,367
Ford Motor Credit Company LLC 4.542%, 08/01/2026	517,000	516,749
General Motors Company
5.400%, 04/01/2048	86,000	86,242
5.950%, 04/01/2049	954,000	1,021,523
Lowe's Companies, Inc. 3.650%, 04/05/2029	1,720,000	1,839,510
McDonald's Corp.
2.625%, 09/01/2029	1,115,000	1,110,961
3.625%, 09/01/2049	545,000	551,413
4.450%, 09/01/2048	432,000	499,718
Starbucks Corp.
3.750%, 12/01/2047	311,000	321,217
3.800%, 08/15/2025	40,000	43,289
4.500%, 11/15/2048	291,000	338,262
The Home Depot, Inc. 4.500%, 12/06/2048	910,000	1,135,869
		8,715,120
Consumer staples – 2.2%
Altria Group, Inc.
3.875%, 09/16/2046	315,000	289,902
4.800%, 02/14/2029	778,000	853,177
5.950%, 02/14/2049	189,000	222,340
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	752,000	805,748
4.900%, 02/01/2046	1,371,000	1,630,938
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	1,135,000	1,240,034
4.600%, 04/15/2048	147,000	169,906
4.900%, 01/23/2031	643,000	765,746
5.550%, 01/23/2049	473,000	619,320
BAT Capital Corp.
3.222%, 08/15/2024	571,000	577,902
3.462%, 09/06/2029	395,000	386,525
Constellation Brands, Inc.
3.150%, 08/01/2029	1,014,000	1,038,427
3.200%, 02/15/2023	182,000	187,580
3.500%, 05/09/2027	260,000	271,994
3.600%, 02/15/2028	574,000	606,152
3.700%, 12/06/2026	306,000	323,849
4.400%, 11/15/2025	56,000	61,922
Costco Wholesale Corp.
2.750%, 05/18/2024	936,000	968,647
3.000%, 05/18/2027	1,236,000	1,310,018
Danone SA
2.589%, 11/02/2023 (C)	306,000	310,226
2.947%, 11/02/2026 (C)	2,709,000	2,773,232
Kraft Heinz Foods Company 2.800%, 07/02/2020	1,124,000	1,125,932
Reynolds American, Inc. 5.850%, 08/15/2045	284,000	314,442
The Coca-Cola Company
1.750%, 09/06/2024	998,000	990,352
2.125%, 09/06/2029	599,000	587,137
Walmart, Inc.
2.375%, 09/24/2029	882,000	888,693
2.950%, 09/24/2049	641,000	643,422
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Walmart, Inc. (continued)
3.250%, 07/08/2029	$473,000	$511,210
3.550%, 06/26/2025	948,000	1,023,559
3.700%, 06/26/2028	1,692,000	1,876,933
3.950%, 06/28/2038	111,000	129,475
4.050%, 06/29/2048	185,000	222,234
		23,726,974
Energy – 3.1%
BP Capital Markets America, Inc.
3.410%, 02/11/2026	996,000	1,053,026
3.796%, 09/21/2025	725,000	783,404
3.937%, 09/21/2028	1,693,000	1,877,046
Cimarex Energy Company 4.375%, 03/15/2029 (D)	1,185,000	1,247,385
Devon Energy Corp. 5.600%, 07/15/2041	596,000	722,470
Ecopetrol SA 5.875%, 05/28/2045	353,000	414,634
Enbridge, Inc. 2.900%, 07/15/2022	775,000	789,711
Encana Corp.
6.500%, 02/01/2038	374,000	450,659
6.625%, 08/15/2037	338,000	412,657
Energy Transfer Operating LP
5.250%, 04/15/2029	321,000	362,112
5.500%, 06/01/2027	458,000	517,289
5.875%, 01/15/2024	1,075,000	1,195,234
6.125%, 12/15/2045	188,000	220,441
Enterprise Products Operating LLC
3.125%, 07/31/2029	1,212,000	1,239,513
4.200%, 01/31/2050	942,000	1,007,274
4.800%, 02/01/2049	111,000	128,787
Hess Corp.
3.500%, 07/15/2024	158,000	161,260
5.800%, 04/01/2047	66,000	75,975
6.000%, 01/15/2040	538,000	623,546
7.125%, 03/15/2033	132,000	164,781
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044	264,000	304,211
6.950%, 01/15/2038	182,000	237,695
7.300%, 08/15/2033	57,000	76,186
Kinder Morgan, Inc.
5.000%, 02/15/2021 (C)	1,114,000	1,150,631
5.550%, 06/01/2045	210,000	247,817
Marathon Oil Corp. 6.600%, 10/01/2037	96,000	119,482
Marathon Petroleum Corp. 3.625%, 09/15/2024	550,000	575,552
MPLX LP
3.500%, 12/01/2022 (C)	428,000	440,164
5.200%, 12/01/2047 (C)	533,000	583,403
5.500%, 02/15/2049	490,000	570,784
Noble Energy, Inc.
3.250%, 10/15/2029	600,000	593,967
4.200%, 10/15/2049	280,000	274,810
4.950%, 08/15/2047 (D)	631,000	689,148
5.050%, 11/15/2044	523,000	570,851
Occidental Petroleum Corp.
4.850%, 03/15/2021	337,000	348,448
6.600%, 03/15/2046	197,000	256,725
7.500%, 05/01/2031	195,000	255,467
Petroleos Mexicanos
2.378%, 04/15/2025	825,000	835,045
2.460%, 12/15/2025	2,106,650	2,138,873
6.350%, 02/12/2048	1,944,000	1,786,361

35

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petroleos Mexicanos (continued)
6.490%, 01/23/2027 (C)(D)	$229,000	$238,710
6.750%, 09/21/2047	815,000	782,237
Plains All American Pipeline LP
3.550%, 12/15/2029	1,346,000	1,323,236
4.900%, 02/15/2045	684,000	688,707
Schlumberger Finance Canada, Ltd. 2.650%, 11/20/2022 (C)	731,000	742,549
Spectra Energy Partners LP 3.375%, 10/15/2026	368,000	380,938
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	671,000	706,538
5.400%, 10/01/2047	179,000	195,281
The Williams Companies, Inc. 3.900%, 01/15/2025	263,000	275,580
Total Capital International SA
2.434%, 01/10/2025	1,467,000	1,481,706
2.829%, 01/10/2030	1,211,000	1,248,246
Western Midstream Operating LP 5.500%, 08/15/2048	380,000	337,187
		33,903,739
Financials – 6.7%
American International Group, Inc.
4.200%, 04/01/2028	560,000	610,761
4.250%, 03/15/2029	365,000	399,803
4.500%, 07/16/2044	308,000	342,885
Banco Santander SA
2.706%, 06/27/2024	1,200,000	1,213,304
3.306%, 06/27/2029	600,000	620,034
Bank of America Corp. (4.330% to 3-15-49, then 3 month LIBOR + 1.520%) 03/15/2050	309,000	365,073
Bank of America Corp. (2.328% to 10-1-20, then 3 month LIBOR + 0.630%) 10/01/2021	1,631,000	1,632,796
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	2,197,000	2,262,962
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	921,000	960,175
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,793,000	1,870,845
Bank of America Corp. (3.458% to 3-15-24, then 3 month LIBOR + 0.970%) 03/15/2025	1,040,000	1,085,113
Bank of America Corp. (3.559% to 4-23-26, then 3 month LIBOR + 1.060%) 04/23/2027	1,144,000	1,207,683
Barclays PLC (3.932% to 5-7-24, then 3 month LIBOR + 1.610%) 05/07/2025	1,341,000	1,385,413
Barclays PLC (4.338% to 5-16-23, then 3 month LIBOR + 1.356%) 05/16/2024	304,000	317,582
Barclays PLC (4.972% to 5-16-28, then 3 month LIBOR + 1.902%) 05/16/2029	700,000	768,267
BB&T Corp.
2.500%, 08/01/2024	2,206,000	2,223,784
3.050%, 06/20/2022	1,268,000	1,298,432
BNP Paribas SA 4.400%, 08/14/2028 (C)	262,000	289,270
BPCE SA 2.700%, 10/01/2029 (C)	1,155,000	1,147,967
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Burlington Northern Santa Fe LLC
3.550%, 02/15/2050	$548,000	$581,536
4.900%, 04/01/2044	206,000	258,513
Capital One Financial Corp. 3.300%, 10/30/2024	378,000	391,278
Citibank NA (2.844% to 5-20-21, then 3 month LIBOR + 0.596%) 05/20/2022	2,280,000	2,303,370
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030 (D)	367,000	400,101
Citigroup, Inc. (4.044% to 6-1-23, then 3 month LIBOR + 1.023%) 06/01/2024	919,000	970,678
Commonwealth Bank of Australia 3.743%, 09/12/2039 (C)	306,000	303,848
Commonwealth Bank of Australia (3.610% to 9-12-29, 5 Year CMT + 2.050%) 09/12/2034 (C)	764,000	765,147
Credit Suisse Group AG 4.282%, 01/09/2028 (C)	963,000	1,035,521
Danske Bank A/S (3.001% to 9-20-21, then 3 month LIBOR + 1.249%) 09/20/2022 (C)	1,882,000	1,888,825
Danske Bank A/S (3.244% to 12-20-24, then 3 month LIBOR + 1.591%) 12/20/2025 (C)	1,648,000	1,661,437
Enel Finance International NV 3.500%, 04/06/2028 (C)	346,000	354,370
GE Capital International Funding Company Unlimited Company
2.342%, 11/15/2020	262,000	261,362
4.418%, 11/15/2035	1,296,000	1,359,389
HSBC Holdings PLC (3.803% to 3-11-24, then 3 month LIBOR + 1.211%) 03/11/2025	2,017,000	2,101,235
HSBC Holdings PLC (3.973% to 5-22-29, then 3 month LIBOR + 1.610%) 05/22/2030	2,191,000	2,339,881
HSBC Holdings PLC (4.041% to 3-13-27, then 3 month LIBOR + 1.546%) 03/13/2028	428,000	454,296
JPMorgan Chase & Co. 2.950%, 10/01/2026	674,000	691,836
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025 (D)	1,649,000	1,643,757
JPMorgan Chase & Co. (2.739% to 10-15-29, then SOFR + 1.510%) 10/15/2030	1,466,000	1,457,051
JPMorgan Chase & Co. (3.207% to 4-1-22, then 3 month LIBOR + 0.695%) 04/01/2023	4,205,000	4,305,016
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025	212,000	219,597
JPMorgan Chase & Co. (3.559% to 4-23-23, then 3 month LIBOR + 0.730%) 04/23/2024	366,000	381,788
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030	183,000	196,303
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024	183,000	193,140

36

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	$547,000	$600,676
JPMorgan Chase & Co. (3.897% to 1-23-48, then 3 month LIBOR + 1.220%) 01/23/2049	674,000	748,787
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029	479,000	523,795
JPMorgan Chase & Co. (4.023% to 12-5-23, then 3 month LIBOR + 1.000%) 12/05/2024	356,000	379,755
KeyCorp 2.550%, 10/01/2029	1,397,000	1,364,025
Liberty Mutual Group, Inc. 4.569%, 02/01/2029 (C)	1,018,000	1,136,137
Lincoln National Corp. 3.050%, 01/15/2030	1,218,000	1,213,715
Mizuho Financial Group, Inc. (2.721% to 7-16-22, then 3 month LIBOR + 0.840%) 07/16/2023	1,642,000	1,655,625
Morgan Stanley
2.625%, 11/17/2021	1,461,000	1,474,316
2.750%, 05/19/2022	5,000	5,072
3.700%, 10/23/2024	1,096,000	1,161,091
4.375%, 01/22/2047	182,000	213,954
Morgan Stanley (4.457% to 4-22-38, then 3 month LIBOR + 1.431%) 04/22/2039 (D)	344,000	400,619
Nationwide Building Society (3.960% to 7-18-29, then 3 month LIBOR + 1.855%) 07/18/2030 (C)	526,000	549,368
Prudential Financial, Inc.
3.700%, 03/13/2051	230,000	237,715
4.350%, 02/25/2050	629,000	721,375
Santander Holdings USA, Inc. 3.500%, 06/07/2024	1,466,000	1,504,138
Spirit Realty LP 3.400%, 01/15/2030	451,000	447,490
Standard Chartered PLC (2.744% to 9-10-21, then 3 month LIBOR + 1.200%) 09/10/2022 (C)	2,092,000	2,094,155
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/2024	1,881,000	1,902,364
3.040%, 07/16/2029	1,505,000	1,539,154
The Charles Schwab Corp. 3.250%, 05/22/2029	1,757,000	1,851,557
The PNC Financial Services Group, Inc. 3.450%, 04/23/2029	2,175,000	2,322,463
Trust F/1401 6.390%, 01/15/2050 (C)(D)	364,000	387,624
UBS Group AG (3.126% to 8-13-29, then 3 month LIBOR + 1.468%) 08/13/2030 (C)	1,019,000	1,026,222
UBS Group Funding Switzerland AG 4.253%, 03/23/2028 (C)	397,000	433,120
Westpac Banking Corp. (4.110% to 7-24-29, then 5 Year CMT + 2.000%) 07/24/2034	440,000	458,752
		72,874,488
Health care – 3.2%
Abbott Laboratories
3.400%, 11/30/2023	203,000	213,406
3.750%, 11/30/2026	662,000	721,345
3.875%, 09/15/2025	150,000	163,146
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Abbott Laboratories (continued)
4.900%, 11/30/2046	$1,371,000	$1,768,871
AbbVie, Inc.
2.500%, 05/14/2020	1,389,000	1,392,168
4.250%, 11/14/2028	272,000	295,369
4.875%, 11/14/2048	210,000	231,824
Aetna, Inc. 3.875%, 08/15/2047	293,000	285,285
Becton, Dickinson and Company
2.404%, 06/05/2020	1,217,000	1,218,258
3.363%, 06/06/2024	410,000	427,680
3.700%, 06/06/2027	400,000	423,798
3.734%, 12/15/2024	969,000	1,025,428
4.685%, 12/15/2044	452,000	521,942
Boston Scientific Corp.
3.750%, 03/01/2026	598,000	639,382
4.000%, 03/01/2028 to 03/01/2029	797,000	877,882
4.700%, 03/01/2049	398,000	487,342
Bristol-Myers Squibb Company
2.600%, 05/16/2022 (C)(D)	1,582,000	1,605,799
2.900%, 07/26/2024 (C)	862,000	889,470
3.200%, 06/15/2026 (C)	755,000	791,564
3.400%, 07/26/2029 (C)	924,000	987,955
4.125%, 06/15/2039 (C)	92,000	104,318
4.250%, 10/26/2049 (C)	257,000	299,270
Celgene Corp.
2.750%, 02/15/2023	1,364,000	1,388,427
2.875%, 02/19/2021	379,000	382,640
3.900%, 02/20/2028	202,000	221,894
4.350%, 11/15/2047	188,000	217,914
Cigna Corp.
3.400%, 09/17/2021 (D)	822,000	840,644
3.750%, 07/15/2023	1,014,000	1,060,431
4.375%, 10/15/2028	433,000	474,684
4.800%, 08/15/2038	80,000	89,889
4.900%, 12/15/2048	641,000	733,195
CVS Health Corp.
2.625%, 08/15/2024	485,000	486,674
3.000%, 08/15/2026	404,000	405,930
3.250%, 08/15/2029	323,000	324,768
3.700%, 03/09/2023	371,000	386,147
4.000%, 12/05/2023	544,000	574,901
4.100%, 03/25/2025	804,000	858,508
4.780%, 03/25/2038	397,000	437,654
5.050%, 03/25/2048	104,000	118,272
Edwards Lifesciences Corp. 4.300%, 06/15/2028	851,000	958,814
Express Scripts Holding Company 3.400%, 03/01/2027	369,000	381,277
Gilead Sciences, Inc.
3.650%, 03/01/2026	368,000	394,334
4.150%, 03/01/2047 (D)	293,000	326,664
Merck & Company, Inc.
3.400%, 03/07/2029	646,000	700,423
4.000%, 03/07/2049	233,000	277,161
Pfizer, Inc.
2.800%, 03/11/2022 (D)	359,000	365,870
3.000%, 12/15/2026	188,000	198,125
3.450%, 03/15/2029	981,000	1,063,673
4.100%, 09/15/2038	206,000	235,890
Sanofi 3.375%, 06/19/2023	1,005,000	1,054,365
Thermo Fisher Scientific, Inc. 2.600%, 10/01/2029	999,000	995,384

37

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc.
2.375%, 08/15/2024	$1,015,000	$1,021,509
2.875%, 08/15/2029	1,014,000	1,034,353
3.500%, 08/15/2039	404,000	420,800
3.700%, 12/15/2025 to 08/15/2049	970,000	1,034,350
3.875%, 08/15/2059	404,000	426,959
4.450%, 12/15/2048	122,000	144,690
		35,408,715
Industrials – 1.9%
Caterpillar, Inc.
2.600%, 09/19/2029	621,000	627,421
3.250%, 09/19/2049	695,000	723,136
Crowley Conro LLC 4.181%, 08/15/2043	556,800	635,039
CSX Corp.
2.400%, 02/15/2030	439,000	429,037
3.350%, 09/15/2049	237,000	231,709
4.750%, 11/15/2048	260,000	313,700
FedEx Corp. 4.950%, 10/17/2048	462,000	512,774
General Electric Company
2.700%, 10/09/2022	179,000	179,463
3.100%, 01/09/2023	131,000	132,742
5.875%, 01/14/2038	452,000	542,997
Lockheed Martin Corp.
4.070%, 12/15/2042	381,000	439,859
4.090%, 09/15/2052	303,000	357,877
Northrop Grumman Corp.
2.550%, 10/15/2022	1,181,000	1,197,440
2.930%, 01/15/2025	53,000	54,641
3.250%, 08/01/2023 to 01/15/2028	1,222,000	1,274,184
The Boeing Company
2.700%, 05/01/2022 to 02/01/2027	1,803,000	1,840,343
2.950%, 02/01/2030	1,214,000	1,250,528
3.100%, 05/01/2026	1,012,000	1,061,824
3.200%, 03/01/2029	464,000	487,241
3.500%, 03/01/2039	389,000	410,523
3.550%, 03/01/2038	155,000	163,599
3.750%, 02/01/2050	286,000	309,610
3.850%, 11/01/2048	72,000	78,435
3.900%, 05/01/2049	490,000	540,773
Union Pacific Corp.
2.950%, 03/01/2022	661,000	676,442
3.150%, 03/01/2024	422,000	438,275
4.300%, 03/01/2049	98,000	114,317
United Technologies Corp.
2.800%, 05/04/2024	502,000	516,560
3.100%, 06/01/2022	682,000	702,128
3.650%, 08/16/2023	2,025,000	2,141,984
3.950%, 08/16/2025	526,000	575,828
4.125%, 11/16/2028	321,000	363,258
4.450%, 11/16/2038	488,000	581,011
4.625%, 11/16/2048	532,000	665,754
		20,570,452
Information technology – 2.3%
Apple, Inc.
1.800%, 09/11/2024	998,000	991,621
2.050%, 09/11/2026	1,198,000	1,183,727
2.200%, 09/11/2029	2,395,000	2,351,426
2.950%, 09/11/2049	737,000	721,491
3.200%, 05/13/2025 to 05/11/2027	1,589,000	1,685,107
4.250%, 02/09/2047	328,000	392,390
4.375%, 05/13/2045	338,000	411,112
Broadcom, Inc.
4.250%, 04/15/2026 (C)	2,311,000	2,387,531
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc. (continued)
4.750%, 04/15/2029 (C)	$261,000	$275,874
Fidelity National Information Services, Inc. 3.750%, 05/21/2029	548,000	594,606
Fiserv, Inc.
3.200%, 07/01/2026	641,000	664,072
3.500%, 07/01/2029	668,000	702,952
4.200%, 10/01/2028	63,000	69,665
4.400%, 07/01/2049	339,000	380,618
Global Payments, Inc.
3.200%, 08/15/2029	607,000	614,816
4.150%, 08/15/2049	363,000	380,621
IBM Corp.
3.300%, 05/15/2026	626,000	660,628
4.150%, 05/15/2039	282,000	322,084
4.250%, 05/15/2049	772,000	891,931
Lam Research Corp.
3.750%, 03/15/2026	593,000	632,957
4.875%, 03/15/2049	161,000	196,960
Mastercard, Inc.
2.950%, 06/01/2029	731,000	767,047
3.650%, 06/01/2049	254,000	288,362
Micron Technology, Inc. 4.663%, 02/15/2030	501,000	522,221
Microsoft Corp.
3.300%, 02/06/2027	560,000	603,666
3.700%, 08/08/2046	182,000	208,592
4.000%, 02/12/2055	481,000	573,686
4.100%, 02/06/2037	599,000	710,454
4.250%, 02/06/2047	856,000	1,062,710
4.500%, 02/06/2057	442,000	576,507
NXP BV 3.875%, 06/18/2026 (C)	915,000	962,183
Oracle Corp.
2.625%, 02/15/2023	494,000	503,423
2.950%, 11/15/2024	264,000	274,034
3.800%, 11/15/2037	270,000	296,491
4.000%, 11/15/2047	775,000	870,850
		24,732,415
Materials – 0.7%
Barrick Gold Corp. 3.850%, 04/01/2022	77,000	79,855
Barrick North America Finance LLC
5.700%, 05/30/2041	744,000	935,549
5.750%, 05/01/2043	174,000	228,691
DuPont de Nemours, Inc.
4.493%, 11/15/2025	421,000	465,043
4.725%, 11/15/2028	375,000	429,327
FMC Corp. 4.500%, 10/01/2049	147,000	152,637
Huntsman International LLC
4.500%, 05/01/2029	694,000	731,812
5.125%, 11/15/2022	302,000	321,992
Lyondellbasell Industries NV 6.000%, 11/15/2021	381,000	407,143
Minera Mexico SA De CV 4.500%, 01/26/2050 (C)	354,000	348,690
Southern Copper Corp.
3.875%, 04/23/2025	416,000	432,940
5.875%, 04/23/2045	294,000	356,465
Teck Resources, Ltd. 6.250%, 07/15/2041	1,223,000	1,359,952
The Dow Chemical Company 4.250%, 10/01/2034	252,000	267,061

38

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
The Mosaic Company
4.050%, 11/15/2027	$421,000	$437,465
5.625%, 11/15/2043	443,000	491,368
		7,445,990
Real estate – 0.8%
Boston Properties LP 2.900%, 03/15/2030	150,000	149,269
GLP Capital LP
4.000%, 01/15/2030	700,000	703,479
5.300%, 01/15/2029	378,000	416,635
Healthcare Trust of America Holdings LP 3.100%, 02/15/2030	217,000	216,377
Mid-America Apartments LP
3.600%, 06/01/2027	254,000	268,721
3.750%, 06/15/2024	894,000	939,918
3.950%, 03/15/2029 (D)	484,000	528,288
4.000%, 11/15/2025	458,000	490,826
4.300%, 10/15/2023	383,000	409,158
Public Storage 3.094%, 09/15/2027	789,000	829,128
Regency Centers LP 2.950%, 09/15/2029	813,000	811,314
Simon Property Group LP
2.000%, 09/13/2024	599,000	592,875
3.250%, 09/13/2049	439,000	428,327
SITE Centers Corp. 4.625%, 07/15/2022	318,000	332,401
STORE Capital Corp.
4.500%, 03/15/2028	1,407,000	1,518,781
4.625%, 03/15/2029	470,000	516,938
Ventas Realty LP 4.875%, 04/15/2049	218,000	260,633
		9,413,068
Utilities – 2.2%
Alabama Power Company 3.450%, 10/01/2049	914,000	940,608
Black Hills Corp.
3.050%, 10/15/2029	999,000	998,718
3.875%, 10/15/2049	129,000	130,350
CenterPoint Energy, Inc.
2.500%, 09/01/2022 to 09/01/2024	1,272,000	1,270,984
2.950%, 03/01/2030	548,000	545,969
4.250%, 11/01/2028	544,000	597,927
Commonwealth Edison Company 4.000%, 03/01/2049	695,000	802,196
Consolidated Edison Company of New York, Inc. 4.125%, 05/15/2049	625,000	715,318
Dominion Energy, Inc.
2.000%, 08/15/2021	526,000	524,336
4.600%, 03/15/2049	292,000	344,168
Duke Energy Corp. 1.800%, 09/01/2021	789,000	785,450
Duke Energy Indiana LLC
3.250%, 10/01/2049	550,000	548,342
3.750%, 05/15/2046	179,000	192,437
Duke Energy Progress LLC 3.450%, 03/15/2029	366,000	394,534
Edison International
4.125%, 03/15/2028	548,000	561,699
5.750%, 06/15/2027 (D)	183,000	205,676
Electricite de France SA
4.500%, 09/21/2028 (C)	1,160,000	1,294,651
5.600%, 01/27/2040 (C)	344,000	427,323
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Enel Finance International NV
2.875%, 05/25/2022 (C)	$587,000	$594,780
4.625%, 09/14/2025 (C)	784,000	856,414
4.750%, 05/25/2047 (C)	307,000	347,427
6.000%, 10/07/2039 (C)	486,000	607,306
Entergy Arkansas LLC 4.200%, 04/01/2049	108,000	125,103
Eversource Energy 3.150%, 01/15/2025	225,000	232,256
FirstEnergy Corp.
2.850%, 07/15/2022	63,000	63,959
4.250%, 03/15/2023	949,000	1,003,834
4.850%, 07/15/2047	333,000	395,766
FirstEnergy Transmission LLC 5.450%, 07/15/2044 (C)	152,000	193,161
Georgia Power Company 2.650%, 09/15/2029	201,000	197,607
Metropolitan Edison Company 4.300%, 01/15/2029 (C)	590,000	665,708
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/2028 (C)	734,000	809,352
Mississippi Power Company
3.950%, 03/30/2028	918,000	1,001,318
4.250%, 03/15/2042	551,000	596,924
PPL Capital Funding, Inc.
3.100%, 05/15/2026	254,000	258,888
3.400%, 06/01/2023	108,000	111,163
4.000%, 09/15/2047	131,000	136,047
4.700%, 06/01/2043	72,000	81,173
5.000%, 03/15/2044	270,000	315,379
Public Service Enterprise Group, Inc. 2.875%, 06/15/2024	450,000	461,792
Sempra Energy 4.000%, 02/01/2048	580,000	614,426
Southern California Edison Company
2.850%, 08/01/2029 (D)	380,000	382,747
3.700%, 08/01/2025	433,000	458,107
4.000%, 04/01/2047	343,000	368,983
4.125%, 03/01/2048	721,000	784,352
4.650%, 10/01/2043	179,000	206,401
5.550%, 01/15/2037	105,000	128,098
5.950%, 02/01/2038	345,000	440,410
6.000%, 01/15/2034	55,000	69,359
Southwestern Electric Power Company 3.900%, 04/01/2045	240,000	253,518
		24,042,444
TOTAL CORPORATE BONDS (Cost $271,377,622)		$285,030,237
MUNICIPAL BONDS – 0.6%
County of Clark (Nevada) 6.820%, 07/01/2045	750,000	1,229,685
Los Angeles Community College District (California) 6.750%, 08/01/2049	1,100,000	1,840,300
North Texas Tollway Authority 6.718%, 01/01/2049	697,000	1,141,010
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,501,000	1,908,416
State of California 7.600%, 11/01/2040	155,000	262,218

39

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
State of Illinois, GO 5.100%, 06/01/2033 (D)	$125,000	$135,393
The Ohio State University 4.800%, 06/01/2111	464,000	617,213
TOTAL MUNICIPAL BONDS (Cost $5,914,843)		$7,134,235
COLLATERALIZED MORTGAGE OBLIGATIONS – 10.1%
Commercial and residential – 4.0%
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (C)(E)	642,915	651,899
Benchmark Mortgage Trust
Series 2018-B1, Class ASB, 3.602%, 01/15/2051 (E)	360,000	384,109
Series 2019-B13, Class A4, 2.952%, 08/15/2057	701,000	727,155
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1, 3.613%, 10/26/2048 (C)	428,205	433,114
Series 2019-2, Class A1, 2.879%, 07/25/2049 (C)	1,142,517	1,149,797
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049	221,565	219,971
Series 2016-CD1, Class ASB, 2.622%, 08/10/2049	1,138,000	1,160,166
Series 2017-CD4, Class A4, 3.514%, 05/10/2050 (E)	576,000	620,255
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	508,000	532,920
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,197,000	1,259,963
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1, 1.793%, 01/10/2048	281,671	280,696
Series 2016-C4, Class ASB, 3.091%, 05/10/2058	637,000	657,344
Series 2017-C8, Class A1, 1.965%, 06/15/2050	151,358	150,962
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	529,000	555,515
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class AS 3.457%, 04/10/2048	281,000	294,594
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (C)(E)	626,814	635,628
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(E)	1,168,494	1,188,582
Series 2019-4, Class A1 , 2.579%, 11/25/2049 (C)(E)	1,175,000	1,174,992
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR9, Class A4, 4.373%, 07/10/2045 (E)	1,074,000	1,153,152
Series 2016-COR1, Class ASB, 2.972%, 10/10/2049	505,000	521,451
Series 2018-COR3, Class A3, 4.228%, 05/10/2051	209,000	236,918
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	563,000	596,725
Series 2015-C3, Class A4, 3.718%, 08/15/2048	702,000	753,065
Series 2015-C4, Class A4, 3.808%, 11/15/2048	772,000	834,918
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CSAIL Commercial Mortgage Trust (continued)
Series 2016-C5, Class ASB, 3.533%, 11/15/2048	$261,000	$273,032
Series 2019-C17, Class A5, 3.016%, 09/15/2052	581,000	603,422
CSMC Trust Series 2016-NXSR, Class A4 3.795%, 12/15/2049 (E)	1,667,000	1,810,022
DBJPM Mortgage Trust Series 2017-C6, Class ASB 3.121%, 06/10/2050	298,000	309,985
GCAT LLC Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (C)	464,369	469,438
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045	84,581	84,752
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	408,048	431,482
Series 2015-GC28, Class A5, 3.396%, 02/10/2048	254,000	268,066
Series 2015-GC34, Class A4, 3.506%, 10/10/2048	617,000	658,669
Series 2017-GS7, Class A4, 3.430%, 08/10/2050	984,000	1,049,139
Series 2019-GC42, Class A4, 3.001%, 09/01/2052	504,000	524,714
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (C)	2,256,422	2,466,180
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	567,000	601,831
Series 2015-C28, Class A2, 2.773%, 10/15/2048	332,731	332,483
Series 2015-C28, Class A3, 2.912%, 10/15/2048	2,646,000	2,725,318
Series 2015-C33, Class A4, 3.770%, 12/15/2048	300,000	325,247
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class ASB, 3.549%, 03/15/2050	1,441,000	1,525,231
Series 2017-JP6, Class ASB, 3.283%, 07/15/2050	563,000	589,735
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A5, 3.693%, 03/15/2050	313,000	340,622
Series 2017-C5, Class ASB, 3.492%, 03/15/2050	202,000	213,292
Series 2018-C8, Class ASB, 4.145%, 06/15/2051	561,000	616,444
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class A1 1.324%, 08/15/2049	358,257	355,639

40

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.218%, 07/15/2046 (E)	$100,000	$106,642
Series 2015-C20, Class A4, 3.249%, 02/15/2048	158,000	165,399
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	425,000	442,963
Series 2015-C27, Class A4, 3.753%, 12/15/2047	151,000	163,103
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	490,678	487,596
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	579,000	587,362
Series 2016-UBS9, Class A1, 1.711%, 03/15/2049	289,764	288,403
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, 3.600%, 04/25/2049 (C)(E)	626,829	634,925
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(E)	894,000	894,049
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (C)(E)	539,944	545,892
Series 2019-2, Class A1, 3.211%, 04/25/2059 (C)(E)	2,272,250	2,284,702
Series 2019-3, Class A1, 2.784%, 07/25/2059 (C)	2,217,952	2,218,430
Series 2019-INV1, Class A1, 3.402%, 12/25/2059 (C)(E)	858,735	865,830
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (C)(E)	1,017,940	1,020,662
Visio Trust Series 2019-1, Class A1 3.572%, 06/25/2054 (C)(E)	505,391	510,195
		43,964,787
U.S. Government Agency – 6.1%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	3,166,365	3,270,764
Series 4705, Class A, 4.500%, 09/15/2042	1,485,041	1,604,584
Series 4742, Class PA, 3.000%, 10/15/2047	4,822,249	4,918,348
Series 4763, Class CA, 3.000%, 09/15/2038	370,744	383,642
Series 4767, Class KA, 3.000%, 03/15/2048	1,891,110	1,951,159
Series 4786, Class DP, 4.500%, 07/15/2042	967,317	999,590
Series 4796, Class AK, 3.000%, 05/15/2048	3,541,068	3,610,106
Series 4802, Class A, 3.000%, 06/15/2048	3,406,882	3,468,720
Series 4846, Class PF (1 month LIBOR + 0.350%), 2.744%, 12/15/2048 (A)	450,678	448,852
Series 4856, Class FD (1 month LIBOR + 0.300%), 2.328%, 08/15/2040 (A)	1,372,570	1,373,933
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4897, Class F (1 month LIBOR + 0.400%), 2.428%, 07/15/2049 (A)	$480,018	$479,796
Federal National Mortgage Association
Series 2013-30, Class CA, 1.500%, 04/25/2043	396,306	384,466
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,210,067	1,272,283
Series 2017-42, Class H, 3.000%, 11/25/2043	828,661	847,889
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	423,000	443,973
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,964,011	2,023,500
Series 2018-15, Class AB, 3.000%, 03/25/2048	462,719	478,399
Series 2018-43, Class CT, 3.000%, 06/25/2048	3,384,503	3,435,562
Series 2018-45, Class GA, 3.000%, 06/25/2048	2,643,829	2,678,515
Series 2018-56, Class CH, 3.000%, 08/25/2048	1,662,962	1,690,393
Series 2018-57, Class PT, 3.000%, 08/25/2048	1,302,919	1,325,292
Series 2018-59, Class DA, 3.000%, 08/25/2048	3,615,650	3,675,292
Series 2018-79, Class FA (1 month LIBOR + 0.250%), 2.268%, 11/25/2048 (A)	2,215,103	2,198,751
Series 2018-8, Class KL, 2.500%, 03/25/2047	1,414,038	1,421,019
Series 2019-14, Class FB (1 month LIBOR + 0.400%), 2.630%, 04/25/2059 (A)	814,339	813,304
Series 2019-18, Class FH (1 month LIBOR + 0.350%), 2.368%, 05/25/2049 (A)	1,356,349	1,352,498
Series 2019-25, Class YF (1 month LIBOR + 0.450%), 2.468%, 10/25/2046 (A)	2,657,102	2,654,452
Series 2019-35, Class A, 3.000%, 07/25/2049	1,049,386	1,093,249
Series 2019-35, Class FH (1 month LIBOR + 0.350%), 2.368%, 07/25/2049 (A)	590,002	587,573
Series 2019-35, Class MB, 3.000%, 07/25/2049	1,445,510	1,514,679
Series 2019-42, Class FK (1 month LIBOR + 0.450%), 2.468%, 08/25/2049 (A)	3,087,549	3,078,048
Series 2019-60, Class BF (1 month LIBOR + 0.450%), 2.496%, 10/25/2049 (A)	1,062,000	1,061,004
Series 2019-60, Class FW (1 month LIBOR + 0.450%), 2.496%, 10/25/2049 (A)	818,000	817,233
Series 414, Class A35, 3.500%, 10/25/2042	3,294,845	3,496,546
Government National Mortgage Association
Series 2012-141, Class WA, 4.527%, 11/16/2041 (E)	359,101	401,451

41

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-167, Class BQ, 2.500%, 08/20/2044	$1,569,818	$1,593,212
Series 2019-20, Class JK, 3.500%, 02/20/2049	3,314,000	3,402,597
		66,250,674
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $107,048,643)		$110,215,461
ASSET BACKED SECURITIES – 12.0%
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (C)	637,000	650,295
Series 2019-2A, Class A 3.600%, 09/22/2025 (C)	1,705,000	1,774,304
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	2,207,000	2,197,970
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 3.668%, 11/26/2046 (A)(C)	803,257	806,150
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	486,252	514,984
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	473,135	477,921
Ford Credit Auto Owner Trust
Series 2017-1, Class A 2.620%, 08/15/2028 (C)	505,000	511,276
Series 2017-2, Class A 2.360%, 03/15/2029 (C)	2,654,000	2,665,709
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	2,926,000	3,047,620
Series 2018-2, Class A 3.470%, 01/15/2030 (C)	1,185,000	1,240,381
Series 2019-1, Class A 3.520%, 07/15/2030 (C)	1,252,000	1,324,141
Ford Credit Floorplan Master Owner Trust A
Series 2019-3, Class A1 2.230%, 09/15/2024	2,380,000	2,385,729
Series 2019-3, Class A2 (1 month LIBOR + 0.600%) 2.650%, 09/15/2024 (A)	1,713,000	1,714,333
Series 2019-4, Class A 2.440%, 09/15/2026	1,904,000	1,914,280
Hertz Vehicle Financing II LP
Series 2015-3A, Class A 2.670%, 09/25/2021 (C)	995,000	998,546
Series 2016-2A, Class A 2.950%, 03/25/2022 (C)	1,239,000	1,247,239
Series 2017-1A, Class A 2.960%, 10/25/2021 (C)	1,125,000	1,132,829
Series 2017-2A, Class A 3.290%, 10/25/2023 (C)	4,543,000	4,646,902
Series 2019-1A, Class A 3.710%, 03/25/2023 (C)	1,666,000	1,715,736
Series 2019-2A, Class A 3.420%, 05/25/2025 (C)	2,873,000	2,966,728
Hertz Vehicle Financing LLC
Series 2018-2A, Class A 3.650%, 06/27/2022 (C)	1,096,000	1,118,077
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC (continued)
Series 2018-3A, Class A 4.030%, 07/25/2024 (C)	$1,099,000	$1,156,918
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 3.628%, 10/15/2031 (A)(C)	1,490,000	1,517,377
Series 2014-CTA, Class A (1 month LIBOR + 0.700%) 2.895%, 09/16/2024 (A)(C)	188,048	188,144
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 4.345%, 12/15/2045 (A)(C)	607,074	626,589
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 2.928%, 12/16/2058 (A)(C)	1,457,000	1,460,314
Series 2018-BA, Class A2A 3.610%, 12/15/2059 (C)	467,000	489,224
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (C)	485,000	494,662
Series 2018-CA, Class A2 3.520%, 06/16/2042 (C)	501,000	517,382
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	1,994,000	2,085,646
Series 2019-A, Class A2A 3.870%, 01/15/2043 (C)	2,333,000	2,434,066
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	1,662,000	1,707,088
Series 2019-D, Class A2A 3.480%, 12/15/2059 (C)	1,915,000	1,938,907
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month LIBOR + 0.510%) 2.655%, 06/25/2031 (A)	943,325	935,936
Series 2015-1, Class A2 (1 month LIBOR + 0.600%) 2.745%, 04/25/2040 (A)	2,374,776	2,348,755
Series 2016-1A, Class A (1 month LIBOR + 0.700%) 2.845%, 02/25/2070 (A)(C)	1,411,314	1,394,958
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 2.995%, 06/25/2065 (A)(C)	330,017	330,941
Series 2016-5A, Class A (1 month LIBOR + 1.250%) 3.268%, 06/25/2065 (A)(C)	1,420,891	1,432,012
Series 2017-5A, Class A (1 month LIBOR + 0.800%) 2.818%, 07/26/2066 (A)(C)	742,508	739,720
Series 2018-EA, Class A2 4.000%, 12/15/2059 (C)	1,329,000	1,407,476
Series 2019-3A, Class A (1 month LIBOR + 0.830%) 2.887%, 07/25/2068 (A)(C)	4,498,000	4,498,081
Series 2019-BA, Class A2A 3.760%, 12/15/2059 (C)	1,568,000	1,635,365
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 2.456%, 10/27/2036 (A)	1,416,274	1,381,713
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 2.436%, 01/25/2037 (A)	1,518,362	1,491,470

42

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 2.386%, 10/25/2033 (A)	$3,967,501	$3,897,918
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 2.259%, 03/23/2037 (A)	5,500,035	5,414,222
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 2.279%, 12/24/2035 (A)	3,394,289	3,368,427
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 2.523%, 03/22/2032 (A)	715,397	690,722
Series 2012-4A, Class A (1 month LIBOR + 0.700%) 2.845%, 09/27/2038 (A)(C)	967,672	967,065
Series 2014-1A, Class A (1 month LIBOR + 0.570%) 2.715%, 09/25/2041 (A)(C)	439,025	434,681
Series 2016-1A, Class A (1 month LIBOR + 0.800%) 2.945%, 09/25/2065 (A)(C)	1,526,891	1,532,631
Series 2017-2A, Class A (1 month LIBOR + 0.770%) 2.915%, 09/25/2065 (A)(C)	818,958	815,880
Series 2018-3A, Class A2 (1 month LIBOR + 0.440%) 2.930%, 09/27/2066 (A)(C)	563,000	561,236
SLC Student Loan Trust
Series 2005-2, Class A4 (3 month LIBOR + 0.160%) 2.570%, 12/15/2039 (A)	1,029,000	983,920
Series 2007-1, Class A5 (3 month LIBOR + 0.090%) 2.248%, 02/15/2068 (A)	761,000	711,496
Series 2008-1, Class A4A (3 month LIBOR + 1.600%) 3.719%, 12/15/2032 (A)	902,033	921,392
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 2.869%, 12/15/2032 (A)(C)	822,332	803,025
Series 2004-10, Class A7A (3 month LIBOR + 0.600%) 2.876%, 10/25/2029 (A)(C)	2,449,000	2,452,354
Series 2005-3, Class A6 (3 month LIBOR + 0.150%) 2.433%, 04/25/2040 (A)	1,000,000	966,889
Series 2006-1, Class A5 (3 month LIBOR + 0.110%) 2.386%, 07/26/2021 (A)	2,229,541	2,214,262
Series 2006-3, Class A5 (3 month LIBOR + 0.100%) 2.376%, 01/25/2021 (A)	1,449,608	1,432,024
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 2.343%, 07/25/2022 (A)	2,811,420	2,742,156
Series 2010-1, Class A (1 month LIBOR + 0.400%) 2.545%, 03/25/2025 (A)	1,008,145	977,955
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 2.968%, 09/25/2028 (A)	2,389,917	2,362,054
Series 2012-2, Class A (1 month LIBOR + 0.700%) 2.845%, 01/25/2029 (A)	2,035,876	1,990,127
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 2.895%, 05/26/2026 (A)	$1,340,644	$1,322,216
SMB Private Education Loan Trust
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) 3.028%, 06/15/2027 (A)(C)	1,302,600	1,307,015
Series 2015-B, Class A2B (1 month LIBOR + 1.200%) 3.228%, 07/15/2027 (A)(C)	1,211,391	1,219,885
Series 2015-C, Class A2B (1 month LIBOR + 1.400%) 3.428%, 07/15/2027 (A)(C)	412,552	417,221
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	1,626,805	1,640,658
Series 2016-A, Class A2B (1 month LIBOR + 1.500%) 3.528%, 05/15/2031 (A)(C)	1,521,746	1,544,539
Series 2016-B, Class A2A 2.430%, 02/17/2032 (C)	240,912	241,722
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 3.478%, 02/17/2032 (A)(C)	2,330,363	2,373,853
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 3.128%, 09/15/2034 (A)(C)	821,328	828,034
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 2.928%, 09/15/2034 (A)(C)	2,809,164	2,813,614
Series 2017-B, Class A2A 2.820%, 10/15/2035 (C)	1,355,983	1,372,917
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) 2.778%, 10/15/2035 (A)(C)	1,744,652	1,745,050
Series 2018-C, Class A2A 3.630%, 11/15/2035 (C)	279,000	290,600
Series 2019-A, Class A2A 3.440%, 07/15/2036 (C)	1,767,000	1,842,291
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (C)	607,437	611,215
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 2.868%, 07/25/2039 (A)(C)	229,396	230,122
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 2.845%, 03/26/2040 (A)(C)	229,482	230,103
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (C)	146,000	147,194
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 2.645%, 11/26/2040 (A)(C)	157,160	157,306
Series 2017-E, Class A2B 2.720%, 11/26/2040 (C)	2,240,000	2,281,632
Series 2018-A, Class A2B 2.950%, 02/25/2042 (C)	565,000	575,825
Series 2018-B, Class A2FX 3.340%, 08/25/2047 (C)	1,917,000	1,974,903

43

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust
Series 2018-B, Class A 3.460%, 07/15/2025	$537,000	$550,176
Series 2019-C, Class A 2.210%, 07/15/2026	2,169,000	2,167,471
TOTAL ASSET BACKED SECURITIES (Cost $129,994,695)		$131,389,892
SECURITIES LENDING COLLATERAL – 0.5%
John Hancock Collateral Trust, 2.1169% (F)(G)	549,091	5,494,586
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,494,513)		$5,494,586
SHORT-TERM INVESTMENTS – 0.9%
Money market funds – 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (F)	10,082,656	10,082,656
TOTAL SHORT-TERM INVESTMENTS (Cost $10,082,656)		$10,082,656
Total Investments (Core Bond Trust) (Cost $1,166,422,614) – 109.2%		$1,192,978,115
Other assets and liabilities, net – (9.2%)		(100,995,479)
TOTAL NET ASSETS – 100.0%		$1,091,982,636
SALE COMMITMENTS OUTSTANDING - (0.4)%
U.S. Government Agency – (0.4%)
Federal National Mortgage Association 4.000%, TBA (B)	$(3,700,000)	$(3,839,295)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(3,836,582))		$(3,839,295)
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $141,419,002 or 13.0% of the fund's net assets as of 9-30-19.
(D)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $5,369,288.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 9-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.2%
Brazil - 6.1%
Alliar Medicos A Frente SA	3,300	$15,289
Banco Bradesco SA	17,661	132,831
Banco do Brasil SA	78,883	863,642
Banco Santander Brasil SA	28,874	315,012
BrasilAgro - Co Brasileira de Propriedades Agricolas	6,700	28,703
Camil Alimentos SA	10,600	17,144
Cia Siderurgica Nacional SA, ADR (A)	14,489	45,785
Construtora Tenda SA	1,924	11,410
Cosan SA	15,942	204,121
CSU Cardsystem SA	9,300	14,325
Duratex SA	44,418	135,233
Enauta Participacoes SA	16,860	45,001
Fras-Le SA	8,800	9,700
Gerdau SA	12,229	32,346
Industrias Romi SA	6,500	21,698
International Meal Company Alimentacao SA	26,600	55,697
Iochpe Maxion SA	11,411	52,675
JHSF Participacoes SA	56,500	57,657
Kepler Weber SA	2,100	10,902
Kroton Educacional SA	168,446	453,249
Marisa Lojas SA (B)	12,000	27,437
MRV Engenharia e Participacoes SA	27,789	117,979
Petroleo Brasileiro SA	431,803	3,133,337
Portobello SA	12,300	12,433
Restoque Comercio e Confeccoes de Roupas SA	2,875	14,600
Sao Carlos Empreendimentos e Participacoes SA	5,205	45,461
Sao Martinho SA	15,365	70,077
SLC Agricola SA	9,500	40,904
Springs Global Participacoes SA (B)	5,600	16,308
Suzano SA, ADR (A)	16,212	130,831
Trisul SA	13,137	31,460
Tupy SA	9,951	42,990
Usinas Siderurgicas de Minas Gerais SA	23,738	53,418
Vale SA (B)	554,256	6,369,685
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,359	37,782
		12,667,122
Chile - 1.4%
CAP SA	12,755	111,022
Cementos BIO BIO SA	16,447	20,806
Cencosud SA	260,777	429,045
Cia Pesquera Camanchaca SA	214,992	16,275
Cristalerias de Chile SA	13,401	97,717
Empresa Nacional de Telecomunicaciones SA (B)	26,364	231,078
Empresas CMPC SA	142,931	332,378
Empresas COPEC SA	29,187	275,130
Empresas Hites SA	46,731	26,763
Enel Americas SA	2,922,546	534,917
Grupo Security SA	147,513	50,799
Inversiones Aguas Metropolitanas SA	20,673	28,915
Itau CorpBanca	13,647,128	103,328
Masisa SA (B)	321,066	16,733
PAZ Corp. SA	32,925	50,110
Ripley Corp. SA	172,249	122,944
Salfacorp SA	79,291	77,597
Sigdo Koppers SA	50,989	79,436
SMU SA	43,046	10,273
Sociedad Matriz SAAM SA	1,211,492	105,497
Socovesa SA	113,429	57,551

44

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
SONDA SA	17,248	$21,042
Vina Concha y Toro SA	9,318	18,517
		2,817,873
China - 11.2%
21Vianet Group, Inc., ADR (B)	3,800	28,956
361 Degrees International, Ltd.	140,000	30,728
Agile Group Holdings, Ltd.	93,000	112,972
Agricultural Bank of China, Ltd., H Shares	1,467,000	574,472
Air China, Ltd., H Shares	116,000	101,812
Aluminum Corp. of China, Ltd., H Shares (B)	200,000	63,020
Angang Steel Company, Ltd., H Shares	85,800	31,319
Anton Oilfield Services Group	238,000	23,711
Asia Cement China Holdings Corp.	53,500	64,435
AVIC International Holdings, Ltd., H Shares (B)	46,000	40,715
BAIC Motor Corp., Ltd., H Shares (C)	113,000	69,809
Baidu, Inc., ADR (B)	150	15,414
Bank of China, Ltd., H Shares	3,675,694	1,441,502
Bank of Chongqing Company, Ltd., H Shares	69,500	38,569
Bank of Communications Company, Ltd., H Shares	354,876	231,650
Baoye Group Company, Ltd., H Shares (B)	54,000	30,321
BBMG Corp., H Shares	112,000	32,134
Beijing Capital International Airport Company, Ltd., H Shares	58,000	49,492
Beijing North Star Company, Ltd., H Shares	132,000	39,768
Boyaa Interactive International, Ltd.	63,000	9,461
BYD Electronic International Company, Ltd.	26,000	38,931
Cabbeen Fashion, Ltd.	40,000	8,579
Central China Real Estate, Ltd.	147,732	62,713
Changshouhua Food Company, Ltd.	30,000	13,280
Chaowei Power Holdings, Ltd.	145,000	53,291
Cheetah Mobile, Inc., ADR	2,094	7,497
China Aoyuan Group, Ltd.	39,000	44,181
China BlueChemical, Ltd., H Shares	158,000	38,107
China Cinda Asset Management Company, Ltd., H Shares	419,000	82,316
China CITIC Bank Corp., Ltd., H Shares	376,775	200,883
China Coal Energy Company, Ltd., H Shares	126,000	51,290
China Communications Construction Company, Ltd., H Shares	267,000	208,768
China Communications Services Corp., Ltd., H Shares	109,200	61,908
China Construction Bank Corp., H Shares	6,306,000	4,804,915
China Dili Group (B)	272,600	93,352
China Dongxiang Group Company, Ltd.	530,000	56,811
China Eastern Airlines Corp., Ltd., H Shares (B)	78,000	37,778
China Energy Engineering Corp., Ltd., H Shares (A)	292,000	29,031
China Everbright Bank Company, Ltd., H Shares	119,000	50,693
China Galaxy Securities Company, Ltd., H Shares	97,500	51,906
China Harmony New Energy Auto Holding, Ltd. (A)	105,500	35,028
China Hongqiao Group, Ltd.	249,000	158,986
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Huarong Asset Management Company, Ltd., H Shares (C)	602,000	$90,625
China Huiyuan Juice Group, Ltd. (B)(D)	212,500	39,706
China International Capital Corp., Ltd., H Shares (C)	31,600	61,332
China Lesso Group Holdings, Ltd.	91,000	86,132
China Machinery Engineering Corp., H Shares	106,000	44,903
China Minsheng Banking Corp., Ltd., H Shares (A)	360,400	245,018
China National Building Material Company, Ltd., H Shares	245,450	220,152
China Oilfield Services, Ltd., H Shares	60,000	71,746
China Oriental Group Company, Ltd.	56,000	19,363
China Petroleum & Chemical Corp., ADR	15,616	916,659
China Petroleum & Chemical Corp., H Shares (A)	624,000	369,247
China Railway Construction Corp., Ltd., H Shares	119,665	130,913
China Railway Group, Ltd., H Shares	230,000	139,610
China Reinsurance Group Corp., H Shares	193,000	31,285
China Resources Medical Holdings Company, Ltd.	14,000	8,454
China Resources Pharmaceutical Group, Ltd. (C)	27,000	25,259
China Sanjiang Fine Chemicals Company, Ltd.	105,000	17,568
China SCE Group Holdings, Ltd.	140,200	64,611
China Shenhua Energy Company, Ltd., H Shares	252,000	505,928
China Shineway Pharmaceutical Group, Ltd.	12,000	10,472
China Southern Airlines Company, Ltd., H Shares	116,000	70,167
China Taifeng Beddings Holdings, Ltd. (B)(D)	204,000	12,650
China XLX Fertiliser, Ltd.	115,000	28,559
China ZhengTong Auto Services Holdings, Ltd.	62,000	17,825
China Zhongwang Holdings, Ltd.	106,400	43,305
Chongqing Rural Commercial Bank Company, Ltd., H Shares	136,000	72,407
CIFI Holdings Group Company, Ltd. (A)	159,573	93,259
CNOOC, Ltd.	1,465,000	2,243,106
Cogobuy Group (A)(B)(C)	74,000	13,313
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	50,000	22,146
CRRC Corp., Ltd., H Shares	17,000	11,862
CT Environmental Group, Ltd. (B)(D)	164,000	6,403
Ctrip.com International, Ltd., ADR (B)	2,104	61,626
Dalian Port PDA Company, Ltd., H Shares (A)	323,400	40,834
Dongfeng Motor Group Company, Ltd., H Shares	110,000	104,512
Dongyue Group, Ltd.	81,000	37,909
E-Commodities Holdings, Ltd.	348,000	15,124
Everbright Securities Company, Ltd., H Shares (C)	25,600	19,422
Evergreen International Holdings, Ltd. (B)	122,000	6,392
Fosun International, Ltd.	195,460	241,932
Fufeng Group, Ltd. (B)	334,200	153,233

45

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Genertec Universal Medical Group Company, Ltd. (C)	27,000	$18,118
GF Securities Company, Ltd., H Shares	53,000	55,558
GOME Retail Holdings, Ltd. (B)	1,349,000	122,176
Grand Baoxin Auto Group, Ltd. (B)	69,500	13,110
Great Wall Motor Company, Ltd., H Shares	174,500	116,931
Greentown China Holdings, Ltd.	57,500	46,626
Guangshen Railway Company, Ltd., ADR	3,552	56,157
Guangzhou Automobile Group Company, Ltd., H Shares	86,000	82,304
Guangzhou R&F Properties Company, Ltd., H Shares	54,800	82,964
Guorui Properties, Ltd.	84,000	16,193
Guotai Junan Securities Company, Ltd., H Shares (C)	7,200	11,199
Haitong Securities Company, Ltd., H Shares	110,400	115,789
Harbin Bank Company, Ltd., H Shares (B)(C)	74,000	13,760
Hilong Holding, Ltd.	119,000	12,905
Honworld Group, Ltd. (C)	56,000	26,234
Hopefluent Group Holdings, Ltd.	46,000	11,175
Hua Hong Semiconductor, Ltd. (A)(C)	25,000	49,784
Huaneng Renewables Corp., Ltd., H Shares	350,000	119,033
Huatai Securities Company, Ltd., H Shares (C)	40,000	59,940
Huishang Bank Corp., Ltd., H Shares	34,300	12,458
Hydoo International Holding, Ltd. (B)	264,000	10,605
Industrial & Commercial Bank of China, Ltd., H Shares	3,793,000	2,541,065
Inner Mongolia Yitai Coal Company, Ltd., H Shares	14,200	9,541
Jiangxi Copper Company, Ltd., H Shares	43,000	49,799
JinkoSolar Holding Company, Ltd., ADR (B)	3,756	59,908
Kaisa Group Holdings, Ltd. (B)	235,000	103,127
Kangda International Environmental Company, Ltd. (B)(C)	209,000	22,144
KWG Group Holdings, Ltd. (B)	58,513	51,302
Legend Holdings Corp., H Shares (C)	66,200	142,679
Lonking Holdings, Ltd.	190,000	48,965
Maanshan Iron & Steel Company, Ltd., H Shares	112,000	42,173
Maoye International Holdings, Ltd.	426,000	26,345
Metallurgical Corp. of China, Ltd., H Shares	185,000	41,511
NVC Lighting Holding, Ltd.	267,000	35,057
Orient Securities Company, Ltd., H Shares (C)	15,200	9,038
PetroChina Company, Ltd., H Shares	1,818,000	932,547
PICC Property & Casualty Company, Ltd., H Shares	360,000	420,060
Poly Culture Group Corp., Ltd., H Shares	22,400	17,768
Postal Savings Bank of China Company, Ltd., H Shares (C)	209,000	127,482
Powerlong Real Estate Holdings, Ltd.	122,000	86,080
Qingling Motors Company, Ltd., H Shares	128,000	30,554
Qunxing Paper Holdings Company, Ltd. (B)(D)	634,371	0
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Red Star Macalline Group Corp., Ltd., H Shares (C)	11,800	$9,860
Regal International Airport Group Company, Ltd.	17,000	10,579
Ronshine China Holdings, Ltd. (B)	33,000	38,474
Sany Heavy Equipment International Holdings Company, Ltd.	129,000	55,502
Semiconductor Manufacturing International Corp. (B)	105,000	131,313
Semiconductor Manufacturing International Corp., ADR (B)	7,675	47,547
Shandong Chenming Paper Holdings, Ltd., H Shares	42,500	17,023
Shanghai Electric Group Company, Ltd., H Shares	96,000	30,979
Shanghai Jin Jiang Capital Company, Ltd., H Shares	106,000	15,933
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares (A)	26,200	47,452
Shenguan Holdings Group, Ltd. (B)	90,000	3,390
Shui On Land, Ltd.	171,461	34,132
Sihuan Pharmaceutical Holdings Group, Ltd.	177,000	26,860
SINA Corp. (B)	547	21,437
Sino-Ocean Group Holding, Ltd.	151,473	51,463
Sinopec Engineering Group Company, Ltd., H Shares	58,500	36,753
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	128,000	37,212
Sinotrans, Ltd., H Shares	132,000	41,376
Sinotruk Hong Kong, Ltd.	42,000	62,291
SOHO China, Ltd.	103,500	29,590
Springland International Holdings, Ltd.	197,000	38,957
Sunshine 100 China Holdings, Ltd. (B)(C)	77,000	14,258
Tarena International, Inc., ADR (B)	2,100	2,079
Tenwow International Holdings, Ltd. (B)(D)	121,000	4,400
Tianneng Power International, Ltd.	18,000	12,681
Trigiant Group, Ltd.	154,000	28,083
West China Cement, Ltd.	270,000	44,131
Xiamen International Port Company, Ltd., H Shares	330,000	42,083
Xingda International Holdings, Ltd.	172,187	46,801
Xingfa Aluminium Holdings, Ltd.	29,000	27,980
Xinyuan Real Estate Company, Ltd., ADR	3,210	13,033
Yanzhou Coal Mining Company, Ltd., H Shares	112,000	113,743
Yuzhou Properties Company, Ltd.	402,725	160,336
YY, Inc., ADR (B)	2,315	130,172
Zhejiang Glass Company, Ltd., H Shares (B)(D)	162,000	0
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	112,600	76,262
		22,989,802
Colombia - 0.4%
Almacenes Exito SA (D)	31,665	160,327
Banco de Bogota SA	1,741	40,223
Cementos Argos SA	8,844	18,908
Corp. Financiera Colombiana SA (B)	5,229	42,133
Grupo Argos SA	41,940	205,602
Grupo de Inversiones Suramericana SA	28,024	265,745
		732,938

46

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Czech Republic - 0.3%
CEZ AS	25,679	$567,235
Greece - 0.3%
Alpha Bank AE (B)	56,716	105,992
Bank of Greece	667	10,090
Ellaktor SA (B)	37,262	74,384
Eurobank Ergasias SA (B)	120,613	116,784
Hellenic Petroleum SA	3,100	28,252
Marfin Investment Group Holdings SA (B)	159,197	22,596
Mytilineos SA	10,218	106,714
National Bank of Greece SA (B)	48,169	146,727
Piraeus Bank SA (B)	33,087	111,066
		722,605
Hong Kong - 5.0%
Ajisen China Holdings, Ltd.	123,000	34,460
AMVIG Holdings, Ltd.	104,000	24,821
Anxin-China Holdings, Ltd. (B)(D)	1,648,000	0
Asian Citrus Holdings, Ltd. (B)(D)	249,000	9,531
Beijing Enterprises Clean Energy Group, Ltd. (B)	600,000	7,804
Beijing Enterprises Holdings, Ltd.	22,000	101,228
Beijing Properties Holdings, Ltd. (B)	366,000	11,636
Brilliance China Automotive Holdings, Ltd.	112,000	120,318
C C Land Holdings, Ltd.	240,126	56,394
Capital Environment Holdings, Ltd. (B)	1,184,000	28,213
CECEP COSTIN New Materials Group, Ltd. (B)(D)	348,000	0
Century Sunshine Group Holdings, Ltd. (B)	165,000	4,429
CGN New Energy Holdings Company, Ltd.	278,000	30,153
China Agri-Industries Holdings, Ltd.	104,300	33,914
China Everbright, Ltd.	66,000	77,235
China Fiber Optic Network System Group, Ltd. (B)(D)	150,800	5,387
China High Precision Automation Group, Ltd. (B)(D)	18,000	2,136
China Jinmao Holdings Group, Ltd.	172,000	98,602
China Longevity Group Company, Ltd. (B)(D)	93,000	4,877
China Lumena New Materials Corp. (A)(B)(D)	2,036,000	0
China Merchants Land, Ltd. (B)	260,000	35,815
China Merchants Port Holdings Company, Ltd.	48,064	72,297
China Mobile, Ltd.	455,000	3,769,107
China New Town Development Company, Ltd.	300,165	5,440
China Oil & Gas Group, Ltd. (B)	1,020,000	36,434
China Overseas Grand Oceans Group, Ltd.	122,500	55,669
China Overseas Land & Investment, Ltd.	292,000	918,690
China Resources Cement Holdings, Ltd.	128,000	128,382
China Resources Land, Ltd.	172,000	720,444
China South City Holdings, Ltd.	340,000	40,362
China State Construction International Holdings, Ltd.	118,000	110,886
China Taiping Insurance Holdings Company, Ltd.	80,600	179,892
China Traditional Chinese Medicine Holdings Company, Ltd.	56,000	25,693
China Travel International Investment Hong Kong, Ltd.	188,000	29,246
China Unicom Hong Kong, Ltd.	476,000	503,930
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Vast Industrial Urban Development Company, Ltd. (A)(C)	36,000	$14,291
Chu Kong Shipping Enterprises Group Company, Ltd.	22,000	3,590
CITIC Resources Holdings, Ltd.	488,000	30,227
CITIC, Ltd.	371,130	468,480
Concord New Energy Group, Ltd.	690,000	33,913
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	15,294
COSCO SHIPPING Ports, Ltd.	116,438	92,986
Dah Chong Hong Holdings, Ltd.	119,952	37,912
Dynasty Fine Wines Group, Ltd. (B)	330,000	17,684
Far East Horizon, Ltd.	137,000	127,236
GCL New Energy Holdings, Ltd. (B)	1,230,000	43,989
GCL-Poly Energy Holdings, Ltd. (A)(B)	717,000	28,833
Gemdale Properties & Investment Corp., Ltd.	778,000	86,385
Goldlion Holdings, Ltd.	36,000	11,710
Hi Sun Technology China, Ltd. (B)	375,000	64,013
HKC Holdings, Ltd.	29,206	20,822
Hopson Development Holdings, Ltd.	118,000	118,037
Hua Han Health Industry Holdings, Ltd. (B)(D)	1,120,000	30,295
Jiayuan International Group, Ltd.	46,000	19,196
Joy City Property, Ltd.	328,000	34,709
Ju Teng International Holdings, Ltd.	158,000	37,053
Kingboard Holdings, Ltd.	43,130	114,265
Kingboard Laminates Holdings, Ltd.	53,500	48,252
Kunlun Energy Company, Ltd.	228,000	196,462
Lai Fung Holdings, Ltd.	11,200	10,517
Lee & Man Paper Manufacturing, Ltd.	95,000	51,382
Min Xin Holdings, Ltd.	24,000	11,626
Mingyuan Medicare Development Company, Ltd. (B)(D)	1,300,000	0
Minmetals Land, Ltd.	272,000	37,483
Nine Dragons Paper Holdings, Ltd.	156,000	131,379
Overseas Chinese Town Asia Holdings, Ltd.	52,000	14,605
Poly Property Group Company, Ltd.	139,453	48,637
Pou Sheng International Holdings, Ltd.	142,000	42,182
Seaspan Corp. (A)	9,130	97,052
Shanghai Industrial Holdings, Ltd.	19,000	35,399
Shanghai Industrial Urban Development Group, Ltd.	290,000	36,607
Shanghai Zendai Property, Ltd. (B)	765,000	6,835
Shenzhen International Holdings, Ltd.	19,000	36,479
Shenzhen Investment, Ltd.	161,596	59,645
Shimao Property Holdings, Ltd.	142,500	416,168
Shougang Fushan Resources Group, Ltd.	84,000	17,379
Silver Grant International Holdings Group, Ltd. (B)	160,000	26,364
Sinopec Kantons Holdings, Ltd.	66,000	27,111
Skyworth Group, Ltd.	78,000	20,073
TCL Electronics Holdings, Ltd.	35,600	17,841
Texhong Textile Group, Ltd.	11,500	10,547
Tian An China Investment Company, Ltd.	54,000	24,938
Tianjin Port Development Holdings, Ltd.	352,000	31,890
Tomson Group, Ltd.	131,714	31,730
Tongda Group Holdings, Ltd.	230,000	16,123
TPV Technology, Ltd.	105,684	50,098
Wasion Holdings, Ltd.	66,000	24,994
Yuexiu Property Company, Ltd.	381,542	82,777
		10,396,920

47

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hungary - 0.4%
MOL Hungarian Oil & Gas PLC	73,291	$689,386
Richter Gedeon NYRT	4,439	71,824
		761,210
India - 13.2%
ACC, Ltd.	4,588	104,386
Adani Enterprises, Ltd.	49,045	100,850
Adani Gas, Ltd.	52,433	95,497
Adani Green Energy, Ltd. (B)	76,295	62,820
Adani Transmission, Ltd. (B)	8,675	28,013
Aditya Birla Capital, Ltd. (B)	55,560	66,670
Allcargo Logistics, Ltd.	10,467	15,736
Ambuja Cements, Ltd.	51,599	148,755
Apar Industries, Ltd.	2,063	16,252
Apollo Tyres, Ltd.	28,578	73,153
Arvind Fashions, Ltd. (B)	6,229	38,319
Arvind, Ltd.	12,009	8,136
Ashok Leyland, Ltd.	15,212	14,615
Aurobindo Pharma, Ltd.	12,809	106,401
Axis Bank, Ltd.	96,880	937,263
Bajaj Holdings & Investment, Ltd.	9,643	487,691
Balmer Lawrie & Company, Ltd.	15,078	35,594
Balrampur Chini Mills, Ltd.	33,958	74,645
Bank of Baroda (B)	140,919	185,668
BEML, Ltd.	1,822	24,478
Bharat Electronics, Ltd.	59,808	91,583
Bharat Heavy Electricals, Ltd.	72,839	49,791
Bharti Airtel, Ltd.	254,603	1,342,239
Birla Corp., Ltd.	4,591	36,292
Birlasoft, Ltd.	13,384	13,150
Brigade Enterprises, Ltd.	12,969	39,509
BSE, Ltd.	724	5,789
Cadila Healthcare, Ltd.	6,483	21,373
Canara Bank (B)	9,205	23,715
Ceat, Ltd.	2,623	35,247
CG Power and Industrial Solutions, Ltd. (B)	58,203	11,647
Chambal Fertilizers & Chemicals, Ltd.	24,429	52,656
Chennai Super Kings Cricket, Ltd. (B)(D)	207,315	6,582
Cholamandalam Financial Holdings, Ltd.	5,472	37,239
Cipla, Ltd.	11,934	71,584
Container Corp. of India, Ltd.	4,848	41,424
Cox & Kings Financial Service, Ltd. (B)	15,714	178
Cox & Kings, Ltd.	24,940	1,338
Cyient, Ltd.	5,147	33,780
Dalmia Bharat, Ltd.	1,993	23,057
DB Corp., Ltd.	6,129	12,472
DCB Bank, Ltd.	23,624	65,041
DCM Shriram, Ltd.	10,563	60,412
Dewan Housing Finance Corp., Ltd. (B)	11,383	6,236
Dishman Carbogen Amcis, Ltd.	5,361	12,628
DLF, Ltd.	38,202	83,856
Dr. Reddy's Laboratories, Ltd.	13,052	496,967
Edelweiss Financial Services, Ltd.	46,814	62,684
EID Parry India, Ltd.	14,915	34,524
Essel Propack, Ltd.	6,943	11,594
Federal Bank, Ltd.	151,570	194,870
Finolex Industries, Ltd.	5,072	42,627
Fortis Healthcare, Ltd. (B)	97,990	187,372
Future Enterprises, Ltd. (B)	31,677	9,189
GAIL India, Ltd.	175,376	331,878
Gateway Distriparks, Ltd.	20,634	31,561
General Insurance Corp. of India (C)	4,300	13,602
GFL, Ltd.	5,323	6,020
GHCL, Ltd.	6,390	18,963
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Glenmark Pharmaceuticals, Ltd.	7,263	$33,257
Granules India, Ltd.	24,247	36,302
Grasim Industries, Ltd.	31,544	328,306
Gujarat Alkalies & Chemicals, Ltd.	3,130	21,136
Gujarat Ambuja Exports, Ltd.	7,910	18,240
Gujarat Fluorochemicals, Ltd. (B)(D)	5,323	55,751
Gujarat Mineral Development Corp., Ltd.	23,433	20,146
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	29,241
Gujarat Pipavav Port, Ltd.	15,449	18,709
Gujarat State Petronet, Ltd.	22,857	70,036
HBL Power Systems, Ltd.	18,476	4,829
HCL Technologies, Ltd.	3,346	50,937
HIL, Ltd.	588	10,564
Himachal Futuristic Communications, Ltd.	95,724	24,130
Himatsingka Seide, Ltd.	7,201	14,592
Hindalco Industries, Ltd.	135,777	367,059
HSIL, Ltd.	8,910	5,150
ICICI Bank, Ltd.	185,794	1,132,484
IDFC First Bank, Ltd. (B)	126,067	71,587
IDFC, Ltd.	67,378	32,668
IIFL Finance, Ltd.	47,890	85,784
IIFL Securities, Ltd. (B)	47,890	20,847
IIFL Wealth Management, Ltd. (B)	6,841	119,220
Indiabulls Housing Finance, Ltd.	33,338	120,884
Indiabulls Real Estate, Ltd. (B)	41,734	27,116
Indian Bank (B)	13,953	24,717
Ingersoll Rand India, Ltd.	4,901	44,891
Ipca Laboratories, Ltd.	1,050	13,373
J Kumar Infraprojects, Ltd.	9,276	16,971
Jagran Prakashan, Ltd.	12,700	11,475
Jai Corp., Ltd.	10,722	12,539
Jain Irrigation Systems, Ltd.	32,039	8,891
Jaiprakash Associates, Ltd. (B)	207,878	6,604
JB Chemicals & Pharmaceuticals, Ltd.	8,851	46,130
Jindal Saw, Ltd.	29,627	35,865
Jindal Steel & Power, Ltd. (B)	43,530	63,747
JK Cement, Ltd.	3,406	50,579
JK Paper, Ltd.	18,859	40,183
JK Tyre & Industries, Ltd.	8,887	8,795
JM Financial, Ltd.	33,116	36,705
JMC Projects India, Ltd.	1,703	2,669
JSW Energy, Ltd.	51,942	47,692
JSW Steel, Ltd.	103,888	335,744
Jubilant Life Sciences, Ltd.	11,603	82,278
Kalpataru Power Transmission, Ltd.	9,196	63,305
Kiri Industries, Ltd.	2,637	15,228
Kirloskar Brothers, Ltd.	6,377	14,268
Kolte-Patil Developers, Ltd.	12,368	46,082
KPIT Technologies, Ltd.	13,384	17,941
KPR Mill, Ltd.	4,780	36,809
L&T Finance Holdings, Ltd.	47,017	56,194
Laurus Labs, Ltd. (C)	2,865	15,162
LIC Housing Finance, Ltd.	34,587	183,775
Linde India, Ltd.	5,094	37,373
Lupin, Ltd.	22,726	229,546
Magma Fincorp, Ltd.	19,104	14,086
Maharashtra Scooters, Ltd.	619	39,430
Maharashtra Seamless, Ltd.	6,251	33,976
Mahindra & Mahindra Financial Services, Ltd.	27,536	127,543
Mahindra & Mahindra, Ltd.	84,826	656,636
Mahindra CIE Automotive, Ltd. (B)	17,673	40,709
Mahindra Lifespace Developers, Ltd.	9,555	55,973

48

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Manappuram Finance, Ltd.	41,072	$81,609
Max India, Ltd. (B)	21,707	19,312
MOIL, Ltd.	15,877	30,715
Mphasis, Ltd.	13,286	179,015
MRF, Ltd.	80	71,438
Muthoot Finance, Ltd.	5,997	57,657
Nagarjuna Fertilizers & Chemicals, Ltd. (B)	72,119	3,719
National Aluminium Company, Ltd.	86,920	57,073
Nava Bharat Ventures, Ltd.	28,327	32,923
NCC, Ltd.	25,675	20,024
Nilkamal, Ltd.	1,287	21,911
Oberoi Realty, Ltd.	4,654	33,173
Omaxe, Ltd.	5,567	15,052
PC Jeweller, Ltd. (B)	36,034	16,223
Persistent Systems, Ltd.	6,511	52,353
Phillips Carbon Black, Ltd.	7,735	13,043
Piramal Enterprises, Ltd.	6,745	155,264
PNB Housing Finance, Ltd. (C)	3,409	27,976
Polyplex Corp., Ltd.	2,563	15,576
Power Finance Corp., Ltd. (B)	90,707	127,057
Prestige Estates Projects, Ltd.	32,049	131,293
Procter & Gamble Health, Ltd.	1,896	125,026
PTC India, Ltd.	31,315	24,860
Punjab National Bank (B)	67,838	59,159
Rain Industries, Ltd.	22,684	30,678
Rajesh Exports, Ltd.	8,931	84,252
Rallis India, Ltd.	9,977	24,932
Ramco Industries, Ltd.	4,270	11,046
RBL Bank, Ltd. (C)	1,860	8,642
REC, Ltd.	71,046	123,465
Redington India, Ltd.	91,128	152,727
Reliance Capital, Ltd. (B)	10,794	3,729
Reliance Home Finance, Ltd. (B)	31,920	1,738
Reliance Industries, Ltd., GDR (C)	258,707	9,639,180
Reliance Power, Ltd. (B)	105,791	3,287
Repco Home Finance, Ltd.	5,371	23,595
Sharda Cropchem, Ltd.	2,311	9,897
Shriram City Union Finance, Ltd.	2,480	47,018
Shriram Transport Finance Company, Ltd.	18,150	274,745
Sobha, Ltd.	5,289	36,329
Somany Home Innovation, Ltd. (B)(D)	8,910	20,141
State Bank of India (B)	124,809	477,936
Steel Authority of India, Ltd.	63,740	30,035
Strides Pharma Science, Ltd.	2,675	11,629
Sun Pharmaceutical Industries, Ltd.	70,742	390,381
Sunteck Realty, Ltd.	9,376	53,377
TAKE Solutions, Ltd.	7,707	11,333
Tata Chemicals, Ltd.	5,882	49,261
Tata Global Beverages, Ltd.	23,936	93,299
Tata Motors, Ltd. (B)	234,225	388,602
Tata Steel, Ltd.	45,303	231,658
Tech Mahindra, Ltd.	11,689	118,172
Techno Electric & Engineering Company, Ltd. (B)	7,028	26,332
The Anup Engineering, Ltd.	1,153	7,541
The Great Eastern Shipping Company, Ltd.	12,279	48,415
The Indian Hotels Company, Ltd.	11,320	25,541
The Jammu & Kashmir Bank, Ltd. (B)	55,678	26,429
The Karnataka Bank, Ltd.	6,493	6,932
The Karur Vysya Bank, Ltd.	24,026	20,268
The KCP, Ltd.	9,336	9,087
The South Indian Bank, Ltd.	134,442	20,598
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Time Technoplast, Ltd.	29,797	$25,010
Tourism Finance Corp. of India, Ltd.	1,588	1,758
Transport Corp. of India, Ltd.	3,182	13,958
Trident, Ltd.	17,105	14,269
Tube Investments of India, Ltd.	3,266	17,697
TV18 Broadcast, Ltd. (B)	95,709	32,047
Uflex, Ltd.	7,789	23,601
Unichem Laboratories, Ltd.	6,860	17,438
VA Tech Wabag, Ltd. (B)	7,507	28,707
Vardhman Textiles, Ltd.	3,223	42,762
Vedanta, Ltd., ADR	72,140	626,175
Vodafone Idea, Ltd. (B)	803,348	72,068
Welspun Corp., Ltd.	14,025	26,749
Welspun Enterprises, Ltd.	9,451	12,631
Welspun India, Ltd.	12,315	9,306
Wipro, Ltd.	183,166	620,952
Wockhardt, Ltd. (B)	4,216	15,249
Yes Bank, Ltd.	196,614	116,046
		27,168,571
Indonesia - 2.5%
Adaro Energy Tbk PT	1,509,400	137,228
Alam Sutera Realty Tbk PT (B)	3,659,400	74,753
Aneka Tambang Tbk PT	938,306	64,410
Asahimas Flat Glass Tbk PT	62,500	18,733
Astra Agro Lestari Tbk PT	100,055	75,967
Astra International Tbk PT	218,300	101,496
Astra Otoparts Tbk PT	267,700	23,573
Astrindo Nusantara Infrastructure Tbk PT (B)	8,664,700	30,514
Bakrie Telecom Tbk PT (B)(D)	17,557,300	30,922
Bank Danamon Indonesia Tbk PT	352,694	118,062
Bank Mandiri Persero Tbk PT	1,884,440	926,874
Bank Negara Indonesia Persero Tbk PT	831,281	430,181
Bank Pan Indonesia Tbk PT (B)	966,897	90,881
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	284,100	31,450
Bank Pembangunan Daerah Jawa Timur Tbk PT	841,600	37,665
Bank Tabungan Negara Persero Tbk PT	376,361	51,968
Barito Pacific Tbk PT	1,906,900	132,997
Bekasi Fajar Industrial Estate Tbk PT	817,800	14,741
Berlian Laju Tanker Tbk PT (B)	16,708,166	58,852
BISI International Tbk PT	290,800	29,492
Blue Bird Tbk PT	5,500	945
Bukit Asam Tbk PT	229,800	36,600
Bumi Serpong Damai Tbk PT (B)	499,400	48,911
Ciputra Development Tbk PT	2,816,144	209,395
Delta Dunia Makmur Tbk PT (B)	610,700	14,031
Elnusa Tbk PT	742,600	16,723
Erajaya Swasembada Tbk PT	222,700	28,642
Gajah Tunggal Tbk PT (B)	721,700	32,021
Global Mediacom Tbk PT (B)	2,570,400	61,552
Harum Energy Tbk PT	299,900	28,312
Indah Kiat Pulp & Paper Corp. Tbk PT	298,900	136,407
Indika Energy Tbk PT	225,300	20,878
Indo Tambangraya Megah Tbk PT	34,600	30,237
Indofood Sukses Makmur Tbk PT	483,100	261,952
Intiland Development Tbk PT	1,795,100	50,345
Japfa Comfeed Indonesia Tbk PT	499,770	55,648
Jaya Real Property Tbk PT	215,500	10,250
Kawasan Industri Jababeka Tbk PT (B)	5,590,099	125,220
KMI Wire & Cable Tbk PT	743,100	33,256
Krakatau Steel Persero Tbk PT (B)	540,000	13,312
Lippo Karawaci Tbk PT (B)	8,596,848	142,894
Malindo Feedmill Tbk PT	128,500	8,285

49

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Medco Energi Internasional Tbk PT (B)	853,233	$41,430
Media Nusantara Citra Tbk PT	718,600	62,542
Metrodata Electronics Tbk PT	233,100	23,645
MNC Investama Tbk PT (B)	10,867,300	54,335
Modernland Realty Tbk PT (B)	2,313,300	38,792
Pabrik Kertas Tjiwi Kimia Tbk PT	50,500	37,529
Paninvest Tbk PT (B)	116,800	10,160
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	28,804
PP Persero Tbk PT	292,600	35,139
Salim Ivomas Pratama Tbk PT (B)	1,429,500	33,229
Sampoerna Agro Tbk PT (B)	260,500	39,799
Sentul City Tbk PT (B)	3,615,400	29,292
Siloam International Hospitals Tbk PT (B)	161,400	80,820
Sri Rejeki Isman Tbk PT	1,260,900	28,238
Summarecon Agung Tbk PT	24,700	2,010
Suryainti Permata Tbk PT (B)(D)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk PT (B)(D)	1,428,300	11,410
Timah Tbk PT	721,660	49,068
Trias Sentosa Tbk PT	1,792,200	45,313
Truba Alam Manunggal Engineering PT (B)(D)	11,991,500	0
Tunas Baru Lampung Tbk PT	884,800	57,985
Tunas Ridean Tbk PT	865,400	60,344
United Tractors Tbk PT	202,200	293,087
Vale Indonesia Tbk PT (B)	224,100	55,404
Visi Media Asia Tbk PT (B)	2,030,800	13,303
Waskita Beton Precast Tbk PT	1,406,800	32,110
Waskita Karya Persero Tbk PT	533,700	62,022
Wijaya Karya Beton Tbk PT	1,074,000	35,863
Wijaya Karya Persero Tbk PT	349,400	47,373
XL Axiata Tbk PT (B)	403,300	97,727
		5,253,348
Malaysia - 3.0%
Aeon Company M BHD	28,600	9,971
AFFIN Bank BHD	221,474	104,764
AirAsia Group BHD	217,600	91,428
Alliance Bank Malaysia BHD	288,800	196,595
AMMB Holdings BHD	365,362	361,126
Batu Kawan BHD	3,100	11,608
Berjaya Assets BHD (B)	77,400	5,550
Berjaya Corp. BHD (B)	422,593	24,724
Berjaya Land BHD (B)	244,400	11,074
BIMB Holdings BHD	24,400	23,061
Borneo Oil BHD (B)	234,100	2,792
Boustead Holdings BHD	116,088	27,977
Boustead Plantations BHD	144,840	22,847
Cahya Mata Sarawak BHD	11,200	7,222
CIMB Group Holdings BHD	641,040	770,178
Cypark Resources BHD	54,200	17,631
DRB-Hicom BHD	93,400	52,904
Eastern & Oriental BHD	173,037	27,284
Eco World Development Group BHD (B)	261,500	40,604
Ekovest BHD	146,600	26,980
FGV Holdings BHD (B)	198,000	42,080
Gamuda BHD	97,800	86,411
Genting BHD	204,300	280,201
Genting Malaysia BHD	189,000	136,939
Glomac BHD	106,040	9,248
HAP Seng Consolidated BHD	33,620	79,148
Hap Seng Plantations Holdings BHD	76,300	26,032
Hengyuan Refining Company BHD (B)	28,800	30,193
HeveaBoard BHD	105,300	12,584
Hiap Teck Venture BHD	368,000	18,487
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Hong Leong Financial Group BHD	56,699	$220,079
IGB BHD	71,035	46,637
IJM Corp. BHD	554,760	290,086
Insas BHD	191,469	37,516
IOI Properties Group BHD	292,175	79,556
Jaya Tiasa Holdings BHD	58,826	6,464
Keck Seng Malaysia BHD	45,400	49,757
Kenanga Investment Bank BHD	102,545	12,115
KSL Holdings BHD (B)	213,800	39,807
Kumpulan Fima BHD	2,300	890
Land & General BHD	814,920	31,135
LBS Bina Group BHD	206,900	24,473
Lotte Chemical Titan Holding BHD (C)	29,800	19,081
Magnum BHD	147,000	99,342
Mah Sing Group BHD	393,200	70,438
Malayan Banking BHD	190,837	387,729
Malayan Flour Mills BHD	198,450	27,743
Malaysia Building Society BHD	174,766	34,861
Malaysian Resources Corp. BHD	202,400	35,550
Matrix Concepts Holdings BHD	17,400	7,853
Media Prima BHD (B)	113,800	12,769
Mega First Corp. BHD	73,700	71,834
MISC BHD	106,200	198,159
MKH BHD	97,630	27,504
MMC Corp. BHD	68,600	17,370
MNRB Holdings BHD (B)	36,000	9,374
Mudajaya Group BHD (B)	95,139	4,321
Muhibbah Engineering (M) BHD	99,700	57,435
Oriental Holdings BHD	82,020	127,244
OSK Holdings BHD	310,897	71,658
Petron Malaysia Refining & Marketing BHD	19,300	24,519
Pos Malaysia BHD	30,900	12,030
PPB Group BHD	30,500	132,044
RHB Bank BHD (A)	116,789	157,344
Sapura Energy BHD	1,548,500	103,376
Shangri-La Hotels Malaysia BHD	40,400	48,979
Sime Darby BHD	257,500	138,357
Sime Darby Property BHD	145,900	29,254
SP Setia BHD Group	92,400	30,016
Sunway BHD	340,998	140,129
Ta Ann Holdings BHD	50,348	26,583
TA Enterprise BHD	379,700	58,060
TA Global BHD	247,700	13,888
Tan Chong Motor Holdings BHD	42,500	13,805
TIME dotCom BHD	18,100	39,472
Tropicana Corp. BHD	209,131	42,213
UEM Edgenta BHD	42,600	35,797
UEM Sunrise BHD (B)	434,200	68,966
United Malacca BHD	11,900	14,495
UOA Development BHD (A)	269,700	128,832
Vivocom International Holdings BHD (B)	1,011,666	3,624
Wah Seong Corp. BHD (B)	1,700	248
WCT Holdings BHD (B)	190,652	40,965
YNH Property BHD (B)	84,519	48,876
YTL Corp. BHD	1,061,214	233,272
		6,261,567
Mexico - 3.2%
Alfa SAB de CV, Class A	480,315	423,507
Alpek SAB de CV	49,200	57,293
Arca Continental SAB de CV	35,787	194,023
Banco del Bajio SA (A)(C)	62,444	103,156
Cemex SAB de CV	1,051,474	409,208
Consorcio ARA SAB de CV	25,993	5,440

50

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Corp. Actinver SAB de CV	16,024	$10,085
Credito Real SAB de CV	56,038	63,807
El Puerto de Liverpool SAB de CV, Series C1	13,794	75,562
Genomma Lab Internacional SAB de CV, Class B (B)	32,470	31,345
Gentera SAB de CV	115,192	95,497
Grupo Aeromexico SAB de CV (A)(B)	36,410	26,439
Grupo Carso SAB de CV, Series A1	62,150	182,350
Grupo Comercial Chedraui SA de CV	87,437	137,000
Grupo Elektra SAB de CV	3,332	236,046
Grupo Famsa SAB de CV, Class A (A)(B)	38,394	10,156
Grupo Financiero Banorte SAB de CV, Series O	183,982	991,605
Grupo Financiero Inbursa SAB de CV, Series O	271,448	345,947
Grupo Industrial Saltillo SAB de CV	60,034	69,483
Grupo KUO SAB de CV, Series B	51,692	127,017
Grupo Mexico SAB de CV, Series B	567,720	1,331,124
Grupo Pochteca SAB de CV (B)	9,600	3,216
Grupo Sanborns SAB de CV	135,592	158,033
Grupo Sports World SAB de CV (B)	9,300	8,483
Grupo Televisa SAB	82,906	162,459
Industrias Bachoco SAB de CV, Series B	7,921	34,796
Industrias CH SAB de CV, Series B (B)	38,925	161,744
Industrias Penoles SAB de CV	12,262	163,419
Minera Frisco SAB de CV, Series A1 (B)	112,423	22,047
Nemak SAB de CV (C)	122,637	55,309
Orbia Advance Corp. SAB de CV	77,826	152,544
Organizacion Cultiba SAB de CV	67,503	44,297
Organizacion Soriana SAB de CV, Series B	460,533	609,097
Promotora y Operadora de Infraestructura SAB de CV, L Shares	3,141	18,463
TV Azteca SAB de CV	265,273	13,039
Unifin Financiera SAB de CV (A)	21,575	39,533
Vitro SAB de CV, Series A	40,322	88,249
		6,660,818
Philippines - 2.0%
8990 Holdings, Inc.	76,300	22,155
Alliance Global Group, Inc.	657,000	138,133
Altus San Nicolas Corp. (B)(D)	11,509	1,151
Bank of the Philippine Islands	74,260	133,276
BDO Unibank, Inc.	190,647	525,980
Cebu Air, Inc.	67,130	116,567
China Banking Corp.	75,528	36,428
Cosco Capital, Inc.	467,000	58,796
DMCI Holdings, Inc.	144,200	23,123
East West Banking Corp. (B)	118,100	27,203
EEI Corp.	43,000	9,101
Empire East Land Holdings, Inc. (B)	994,000	8,618
Filinvest Development Corp.	119,475	29,948
Filinvest Land, Inc.	3,210,500	97,253
First Philippine Holdings Corp.	60,810	94,218
Global Ferronickel Holdings, Inc. (B)	283,424	9,022
GT Capital Holdings, Inc.	4,619	75,065
International Container Terminal Services, Inc.	8,100	18,849
JG Summit Holdings, Inc.	595,690	833,121
Lopez Holdings Corp.	424,600	35,966
LT Group, Inc.	159,800	42,969
Megaworld Corp.	1,589,700	134,072
Metropolitan Bank & Trust Company	115,906	153,081
Nickel Asia Corp.	533,320	40,750
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Petron Corp.	750,700	$72,437
Philex Mining Corp. (B)	161,300	11,715
Philippine National Bank (B)	93,610	78,691
Philtown Properties, Inc. (B)(D)	3,844	114
Phoenix Petroleum Philippines, Inc.	22,200	4,745
Premium Leisure Corp.	815,000	10,999
RFM Corp.	133,700	13,206
Rizal Commercial Banking Corp.	181,703	92,897
Robinsons Land Corp.	597,768	282,751
Robinsons Retail Holdings, Inc.	8,570	13,067
San Miguel Corp.	100,880	333,943
Security Bank Corp.	15,410	58,591
Top Frontier Investment Holdings, Inc. (B)	58,824	255,549
Travellers International Hotel Group, Inc.	120,800	12,625
Union Bank of the Philippines	79,780	90,969
Vista Land & Lifescapes, Inc.	983,900	146,553
		4,143,697
Poland - 1.0%
Alior Bank SA (B)	8,706	84,316
Amica SA	769	21,640
Asseco Poland SA	17,857	227,473
Bank Millennium SA (B)	24,574	34,990
Boryszew SA (B)	12,781	14,030
Develia SA	82,120	47,873
Enea SA (B)	24,198	51,894
Firma Oponiarska Debica SA	1,142	22,871
Grupa Azoty SA (B)	4,728	39,906
Grupa Kety SA	25	1,851
Grupa Lotos SA	8,608	190,148
Jastrzebska Spolka Weglowa SA	2,583	14,043
KGHM Polska Miedz SA (B)	15,387	307,124
Lubelski Wegiel Bogdanka SA	2,164	19,424
mBank SA (B)	756	65,525
Netia SA (B)	21,291	23,755
PGE Polska Grupa Energetyczna SA (B)	63,994	127,546
PKP Cargo SA	5,709	35,306
Polski Koncern Naftowy ORLEN SA	27,426	675,118
Stalexport Autostrady SA	15,820	12,812
Stalprodukt SA	243	14,426
Tauron Polska Energia SA (B)	106,161	40,981
		2,073,052
Russia - 2.2%
Gazprom PJSC, ADR (London Stock Exchange)	254,607	1,755,046
LUKOIL PJSC, ADR	31,284	2,584,130
RusHydro PJSC, ADR	74,896	60,646
VTB Bank PJSC, GDR	86,297	111,678
		4,511,500
Singapore - 0.0%
Grindrod Shipping Holdings, Ltd. (B)	2,852	15,799
Pacc Offshore Services Holdings, Ltd. (B)	4,398	318
		16,117
South Africa - 7.0%
Absa Group, Ltd.	90,035	909,344
Adcorp Holdings, Ltd.	26,009	35,275
AECI, Ltd.	25,200	159,721
African Oxygen, Ltd.	7,992	10,693
African Rainbow Minerals, Ltd.	18,216	169,427
Alexander Forbes Group Holdings, Ltd.	189,709	70,343
Alviva Holdings, Ltd.	28,091	29,376
AngloGold Ashanti, Ltd.	85,300	1,577,304
ArcelorMittal South Africa, Ltd. (B)	65,616	9,273

51

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Ascendis Health, Ltd. (B)	19,735	$5,527
Aspen Pharmacare Holdings, Ltd.	28,458	161,753
Assore, Ltd.	5,884	99,327
Astral Foods, Ltd.	4,628	44,953
Aveng, Ltd. (B)	2,832,517	3,741
Balwin Properties, Ltd.	6,271	1,240
Barloworld, Ltd.	29,177	222,294
Blue Label Telecoms, Ltd. (B)	44,582	8,512
Caxton & CTP Publishers & Printers, Ltd.	32,910	15,391
Clover Industries, Ltd.	43,728	71,622
DataTec, Ltd.	12,913	28,446
Discovery, Ltd.	4,421	33,333
DRDGOLD, Ltd.	7,674	3,438
EOH Holdings, Ltd. (B)	24,231	19,205
Exxaro Resources, Ltd.	25,633	221,081
Gold Fields, Ltd., ADR	232,409	1,143,452
Grindrod, Ltd.	84,437	25,064
Harmony Gold Mining Company, Ltd. (B)	10,790	30,655
Hudaco Industries, Ltd.	6,513	45,117
Imperial Holdings, Ltd. (B)	28,993	99,831
Investec, Ltd.	28,733	151,201
Invicta Holdings, Ltd.	2,127	2,767
KAP Industrial Holdings, Ltd.	552,780	172,643
Lewis Group, Ltd.	23,713	49,789
Liberty Holdings, Ltd.	18,643	138,302
Life Healthcare Group Holdings, Ltd.	68,635	102,757
Long4Life, Ltd. (B)	31,563	8,596
Merafe Resources, Ltd.	394,983	26,028
Metair Investments, Ltd.	46,817	71,029
Momentum Metropolitan Holdings	162,536	199,946
Motus Holdings, Ltd.	9,545	43,340
Mpact, Ltd.	61,349	65,279
MTN Group, Ltd.	217,876	1,386,294
Murray & Roberts Holdings, Ltd.	233,005	203,098
Nampak, Ltd. (B)	184,260	115,522
Nedbank Group, Ltd.	46,298	693,738
Novus Holdings, Ltd.	30,686	5,733
Old Mutual, Ltd. (A)	210,031	268,036
Omnia Holdings, Ltd. (A)	43,526	71,707
Peregrine Holdings, Ltd.	27,974	32,317
Pioneer Foods Group, Ltd.	2,541	17,788
PPC, Ltd. (B)	332,814	88,257
Raubex Group, Ltd.	33,663	42,338
RCL Foods, Ltd.	35,643	22,666
Reunert, Ltd.	22,587	103,024
Sappi, Ltd.	61,862	153,240
Sasol, Ltd.	59,943	1,008,161
Sibanye Gold, Ltd. (B)	602,117	834,742
Standard Bank Group, Ltd.	190,859	2,201,971
Steinhoff International Holdings NV (A)(B)	999,171	64,690
Super Group, Ltd. (B)	97,676	178,812
Telkom SA SOC, Ltd.	62,599	291,822
Tongaat Hulett, Ltd. (B)(D)	15,397	12,087
Trencor, Ltd. (B)	56,829	113,565
Truworths International, Ltd.	4,729	16,552
Tsogo Sun Gaming, Ltd.	91,928	80,061
Wilson Bayly Holmes-Ovcon, Ltd.	10,053	94,895
		14,387,531
South Korea - 16.1%
AJ Networks Company, Ltd.	2,832	10,335
AK Holdings, Inc.	743	19,537
Asia Cement Company, Ltd.	32	2,481
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
ASIA Holdings Company, Ltd.	241	$23,165
BNK Financial Group, Inc.	29,185	175,165
Bookook Securities Company, Ltd.	501	8,420
Busan City Gas Company, Ltd.	58	1,722
Byucksan Corp.	14,706	25,317
Chosun Refractories Company, Ltd.	643	46,176
CJ CheilJedang Corp.	1,034	202,473
CJ Corp.	1,898	130,004
CJ Hello Company, Ltd.	3,836	20,027
Cosmax BTI, Inc.	798	9,261
D.I. Corp.	4,680	12,612
Dae Dong Industrial Company, Ltd.	3,364	19,697
Dae Han Flour Mills Company, Ltd.	344	47,283
Dae Won Kang Up Company, Ltd.	4,385	14,425
Daehan Steel Company, Ltd.	3,888	20,861
Daelim Industrial Company, Ltd.	3,627	315,184
Daesang Corp.	2,028	37,706
Daesang Holdings Company, Ltd.	6,371	37,648
Daewon San Up Company, Ltd.	5,336	25,675
Daewoo Engineering & Construction Company, Ltd. (B)	17,971	72,541
Dahaam E-Tec Company, Ltd. (B)(D)	2,630	53,429
Daishin Securities Company, Ltd.	3,901	42,866
Daou Data Corp.	3,288	23,017
Daou Technology, Inc.	3,359	55,856
DB Financial Investment Company, Ltd.	10,502	39,831
DB Insurance Company, Ltd.	5,794	249,568
DGB Financial Group, Inc.	17,640	109,809
DI Dong Il Corp.	604	41,201
Dong A Eltek Company, Ltd.	3,101	19,458
Dongil Industries Company, Ltd.	400	18,851
Dongkuk Industries Company, Ltd.	14,391	30,292
Dongkuk Steel Mill Company, Ltd. (B)	6,404	34,752
Dongwha Enterprise Company, Ltd.	1,327	21,952
Dongwon Development Company, Ltd.	13,035	47,977
Dongwon Industries Company, Ltd.	176	31,538
Doosan Bobcat, Inc.	2,891	85,480
Doosan Corp.	612	54,221
Doosan Heavy Industries & Construction Company, Ltd. (B)	13,929	79,167
Doosan Infracore Company, Ltd. (A)(B)	39,769	209,270
DTR Automotive Corp.	1,591	40,546
e Tec E&C, Ltd.	188	12,018
Eagon Holdings Company, Ltd.	11,259	26,415
Easy Bio, Inc.	4,032	19,653
E-MART, Inc.	2,274	214,358
Eugene Corp.	6,888	27,936
Eugene Investment & Securities Company, Ltd.	11,471	20,555
Eusu Holdings Company, Ltd. (B)	1,407	8,606
Farmsco	2,687	12,718
GS Engineering & Construction Corp.	7,468	205,760
GS Global Corp.	7,813	15,624
GS Holdings Corp.	6,964	292,724
Gwangju Shinsegae Company, Ltd.	152	21,775
Halla Holdings Corp.	1,446	51,828
Hana Financial Group, Inc.	50,016	1,472,320
Hanil Cement Company, Ltd.	609	50,558
Hanil Holdings Company, Ltd.	595	24,785
Hanjin Transportation Company, Ltd.	878	22,821
Hankook Tire & Technology Company, Ltd.	9,820	264,381
Hanshin Construction Company, Ltd.	2,652	34,697
Hansol Holdings Company, Ltd. (B)	5,241	18,159
Hansol Paper Company, Ltd.	2,920	37,600

52

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hanwha Aerospace Company, Ltd. (B)	2,248	$79,171
Hanwha Chemical Corp.	11,907	178,613
Hanwha Corp.	5,442	114,742
Hanwha General Insurance Company, Ltd.	5,427	13,649
Hanwha Investment & Securities Company, Ltd. (B)	15,071	26,553
Hanwha Life Insurance Company, Ltd.	43,282	86,098
Harim Holdings Company, Ltd.	2,823	22,221
HDC Holdings Company, Ltd.	12,858	138,572
Heungkuk Fire & Marine Insurance Company, Ltd. (B)	6,321	16,897
Huvis Corp.	3,715	19,152
Hyundai BNG Steel Company, Ltd.	3,816	28,772
Hyundai Construction Equipment Company, Ltd.	4,013	105,973
Hyundai Corp.	1,339	22,232
Hyundai Corp. Holdings, Inc.	1,811	23,800
Hyundai Department Store Company, Ltd.	1,430	93,301
Hyundai Electric & Energy System Company, Ltd. (B)	2,395	22,436
Hyundai Engineering & Construction Company, Ltd.	7,065	272,888
Hyundai Greenfood Company, Ltd.	5,234	51,133
Hyundai Heavy Industries Holdings Company, Ltd.	1,124	327,995
Hyundai Home Shopping Network Corp.	652	49,850
Hyundai Hy Communications & Network Company, Ltd.	8,894	27,285
Hyundai Livart Furniture Company, Ltd.	1,327	15,179
Hyundai Marine & Fire Insurance Company, Ltd.	8,489	187,166
Hyundai Mipo Dockyard Company, Ltd.	3,528	132,906
Hyundai Mobis Company, Ltd.	6,438	1,354,832
Hyundai Motor Company	16,193	1,813,048
Hyundai Motor Securities Company, Ltd.	5,956	52,734
Hyundai Steel Company	12,021	390,539
Hyundai Wia Corp.	1,149	48,931
Industrial Bank of Korea	37,892	418,005
Interpark Holdings Corp.	5,387	10,532
Inzi Controls Company, Ltd.	1,539	6,638
Iones Company, Ltd. (B)	2,017	8,733
IS Dongseo Company, Ltd.	770	19,352
JB Financial Group Company, Ltd.	41,127	193,203
Jeil Savings Bank (B)(D)	1,820	0
KB Financial Group, Inc.	22,097	788,675
KB Financial Group, Inc., ADR	43,651	1,559,214
KC Company, Ltd.	3,208	35,512
KCC Corp.	413	75,237
KG Chemical Corp.	1,543	14,761
KG Eco Technology Service Company, Ltd.	13,709	35,741
Kia Motors Corp.	32,179	1,226,893
KISCO Corp.	4,131	16,846
KISCO Holdings Company, Ltd.	2,512	26,331
KISWIRE, Ltd.	1,351	26,851
KIWOOM Securities Company, Ltd.	1,432	81,099
Kolon Corp.	898	12,082
Kolon Industries, Inc.	2,219	77,532
Korea Asset In Trust Company, Ltd.	8,237	23,221
Korea Electric Terminal Company, Ltd.	561	21,670
Korea Investment Holdings Company, Ltd.	2,059	129,356
Korea Line Corp. (B)	2,569	47,443
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Korea Petrochemical Industrial Company, Ltd.	441	$46,943
Korea Shipbuilding & Offshore Engineering Company, Ltd. (B)	3,823	395,776
Korean Air Lines Company, Ltd.	4,072	77,944
Korean Reinsurance Company	9,470	63,402
Kortek Corp.	1,806	18,943
KPX Chemical Company, Ltd.	933	42,389
KSS LINE, Ltd.	5,242	30,958
KT Skylife Company, Ltd.	1,768	13,369
KTB Investment & Securities Company, Ltd. (B)	8,806	18,236
Kukdo Chemical Company, Ltd.	308	11,517
Kumho Tire Company, Inc. (B)	7,054	25,354
Kyeryong Construction Industrial Company, Ltd.	1,547	28,739
Kyungbang Company, Ltd.	5,320	43,543
LF Corp.	2,312	39,055
LG Corp.	9,914	579,852
LG Display Company, Ltd., ADR (A)(B)	121,621	723,645
LG Electronics, Inc.	16,836	947,827
LG Hausys, Ltd.	659	33,203
LG International Corp.	2,902	41,593
LG Uplus Corp.	13,630	155,307
Lotte Chemical Corp.	2,605	513,739
Lotte Chilsung Beverage Company, Ltd.	305	35,272
Lotte Corp.	1,347	40,783
Lotte Fine Chemical Company, Ltd.	1,849	70,422
Lotte Food Company, Ltd.	34	12,495
Lotte Himart Company, Ltd.	1,006	25,240
Lotte Non-Life Insurance Company, Ltd. (B)	5,459	9,664
Lotte Shopping Company, Ltd.	1,153	124,182
LS Corp.	1,793	71,060
Meritz Financial Group, Inc.	4,707	50,520
Meritz Fire & Marine Insurance Company, Ltd.	1,385	22,097
Meritz Securities Company, Ltd.	38,783	163,489
Mirae Asset Daewoo Company, Ltd.	38,700	242,328
Mirae Asset Life Insurance Company, Ltd.	30,202	109,120
MK Electron Company, Ltd.	5,670	37,661
Moorim Paper Company, Ltd.	9,074	20,156
Muhak Company, Ltd.	2,080	16,166
Namyang Dairy Products Company, Ltd.	58	23,809
Nexen Corp.	3,733	18,308
Nexen Tire Corp.	6,465	48,823
NH Investment & Securities Company, Ltd.	17,050	180,816
NHN Corp. (B)	408	21,253
Nong Shim Holdings Company, Ltd.	545	40,356
NongShim Company, Ltd.	255	53,144
NOROO Paint & Coatings Company, Ltd.	3,102	19,433
NS Shopping Company, Ltd.	1,078	8,800
OCI Company, Ltd.	2,222	129,033
Orange Life Insurance, Ltd. (C)	2,492	56,298
Orion Holdings Corp.	2,756	36,630
Pan Ocean Company, Ltd. (B)	26,446	100,948
Poonglim Industrial Company, Ltd. (B)(D)	189	13
Poongsan Corp.	2,423	45,118
Poongsan Holdings Corp.	1,404	40,849
POSCO	14,137	2,679,780
Posco International Corp.	5,969	95,320

53

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
S&T Dynamics Company, Ltd.	2,942	$15,083
S&T Holdings Company, Ltd.	3,156	39,446
S&T Motiv Company, Ltd.	693	31,437
Sajo Industries Company, Ltd.	611	21,725
Sam Young Electronics Company, Ltd.	938	7,271
Sambo Motors Company, Ltd.	2,520	11,436
Samho Development Company, Ltd.	4,213	15,862
Sammok S-Form Company, Ltd.	1,315	10,924
Samsung C&T Corp.	5,166	387,059
Samsung Card Company, Ltd.	3,308	97,146
Samsung Fire & Marine Insurance Company, Ltd.	2,407	448,481
Samsung Heavy Industries Company, Ltd. (B)	32,261	212,187
Samsung Life Insurance Company, Ltd.	9,699	576,362
Samsung Securities Company, Ltd.	6,247	184,316
SAMT Company, Ltd.	11,604	20,764
Samyang Corp.	258	10,637
Samyang Holdings Corp.	535	26,823
SAVEZONE I&C Corp.	6,270	17,639
SeAH Holdings Corp.	204	14,000
Sebang Company, Ltd.	1,153	11,518
Sebang Global Battery Company, Ltd.	921	30,163
Sejong Industrial Company, Ltd.	1,547	5,846
Shindaeyang Paper Company, Ltd.	267	14,451
Shinhan Financial Group Company, Ltd., ADR (A)	81,864	2,864,421
Shinsegae Engineering & Construction Company, Ltd.	621	13,038
Shinsegae, Inc.	878	192,375
Shinyoung Securities Company, Ltd.	970	45,096
Silla Company, Ltd.	1,581	17,574
SIMMTECH Company, Ltd.	2,347	17,813
Sindoh Company, Ltd.	1,086	36,048
SK Chemicals Company, Ltd.	325	12,306
SK Discovery Company, Ltd.	1,496	27,446
SK Gas, Ltd.	597	37,106
SK Holdings Company, Ltd.	2,806	478,324
SK Innovation Company, Ltd.	8,221	1,138,383
SK Networks Company, Ltd.	21,423	99,509
SKC Company, Ltd.	2,315	77,015
Ssangyong Motor Company (B)	4,060	9,733
Sun Kwang Company, Ltd.	1,162	15,061
Sungshin Cement Company, Ltd.	3,637	27,545
Sungwoo Hitech Company, Ltd.	2,984	9,535
Sunjin Company, Ltd.	2,276	20,624
Taekwang Industrial Company, Ltd.	102	96,335
Taeyoung Engineering & Construction Company, Ltd.	2,307	25,623
The LEADCORP, Inc.	7,284	38,084
Tongyang Life Insurance Company, Ltd.	7,644	24,392
Tovis Company, Ltd.	1,305	7,078
TS Corp.	1,935	33,858
Unid Company, Ltd.	746	28,602
Wonik Holdings Company, Ltd. (B)	5,948	21,036
Woongjin Thinkbig Company, Ltd. (B)	5,538	11,098
Woori Financial Group, Inc.	90,830	944,165
YeaRimDang Publishing Company, Ltd. (B)	4,078	13,072
Youlchon Chemical Company, Ltd.	1,237	14,702
Young Poong Corp.	21	10,665
Youngone Corp.	805	24,004
Youngone Holdings Company, Ltd.	920	36,449
Yuanta Securities Korea Company, Ltd. (B)	11,703	26,186
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Zeus Company, Ltd.	1,798	$17,598
		33,216,877
Spain - 0.2%
Banco Santander SA (Mexican Stock Exchange)	91,699	373,134
Taiwan - 16.6%
Acer, Inc.	256,452	147,086
ACES Electronic Company, Ltd.	54,000	40,429
Advanced International Multitech Company, Ltd.	13,000	16,975
Advancetek Enterprise Company, Ltd.	57,186	29,123
AGV Products Corp. (B)	87,716	19,818
Allis Electric Company, Ltd.	36,050	19,639
AmTRAN Technology Company, Ltd. (B)	53,000	19,742
Apacer Technology, Inc.	11,000	11,202
APCB, Inc.	37,000	32,312
Apex International Company, Ltd.	7,000	9,471
Ardentec Corp.	12,000	10,778
Asia Cement Corp.	265,805	370,978
Asia Polymer Corp.	47,253	22,761
Asia Tech Image, Inc.	12,000	17,781
Asia Vital Components Company, Ltd.	48,328	59,193
Asustek Computer, Inc.	70,000	465,839
AU Optronics Corp., ADR (A)	194,079	477,426
Audix Corp.	31,000	37,519
AVY Precision Technology, Inc. (B)	24,498	25,867
BES Engineering Corp.	227,700	56,912
Capital Securities Corp.	405,403	115,153
Career Technology MFG. Company, Ltd.	37,000	43,597
Casetek Holdings, Ltd.	14,000	23,814
Catcher Technology Company, Ltd.	96,000	726,730
Cathay Financial Holding Company, Ltd.	1,030,000	1,357,595
Cathay Real Estate Development Company, Ltd.	46,400	30,651
Central Reinsurance Company, Ltd.	31,500	18,371
Champion Building Materials Company, Ltd. (B)	65,132	13,644
Chang Hwa Commercial Bank, Ltd.	854,394	596,000
CHC Healthcare Group	29,000	40,568
Chen Full International Company, Ltd.	15,000	17,488
Cheng Loong Corp.	68,320	39,277
Cheng Uei Precision Industry Company, Ltd.	56,629	63,501
Chien Kuo Construction Company, Ltd.	72,000	23,210
Chilisin Electronics Corp.	18,000	48,626
China Airlines, Ltd.	264,910	77,520
China Bills Finance Corp.	275,000	131,641
China Chemical & Pharmaceutical Company, Ltd.	34,000	20,553
China Development Financial Holding Corp.	1,286,208	383,081
China General Plastics Corp.	34,000	21,768
China Life Insurance Company, Ltd. (B)	251,719	199,565
China Man-Made Fiber Corp.	171,552	45,087
China Metal Products Company, Ltd.	42,513	41,744
China Motor Corp.	118,125	94,010
China Petrochemical Development Corp.	275,677	88,776
China Steel Corp.	2,263,180	1,677,602
China Wire & Cable Company, Ltd. (B)	26,380	17,508
Chin-Poon Industrial Company, Ltd.	43,571	44,450
ChipMOS Technologies, Inc.	55,938	56,923
Chun Yuan Steel Industry Company, Ltd.	234,874	76,838
Chung Hung Steel Corp.	38,625	12,126
Chung Hwa Pulp Corp.	179,977	53,458

54

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Chung-Hsin Electric & Machinery Manufacturing Corp.	75,500	$49,153
CMC Magnetics Corp. (B)(D)	99,000	26,303
Compal Electronics, Inc.	481,000	277,512
Compeq Manufacturing Company, Ltd.	111,000	124,369
Continental Holdings Corp.	74,050	34,006
Coretronic Corp.	53,000	63,655
Creative Sensor, Inc.	45,000	31,616
CTBC Financial Holding Company, Ltd.	2,278,348	1,512,338
DA CIN Construction Company, Ltd.	20,000	13,148
Darfon Electronics Corp.	16,000	20,320
Darwin Precisions Corp.	37,000	20,919
Delpha Construction Company, Ltd.	25,261	13,068
Depo Auto Parts Industrial Company, Ltd.	21,000	42,430
Dynamic Electronics Company, Ltd. (B)	159,762	65,687
Dynapack International Technology Corp.	10,000	16,942
E.Sun Financial Holding Company, Ltd.	71,002	60,063
Edom Technology Company, Ltd.	34,000	19,612
Elite Semiconductor Memory Technology, Inc.	35,000	37,184
Elitegroup Computer Systems Company, Ltd. (B)	65,104	26,422
EnTie Commercial Bank Company, Ltd.	103,000	49,096
Epistar Corp. (B)	119,312	93,121
Eva Airways Corp.	287,715	126,544
Everest Textile Company, Ltd. (B)	98,085	31,916
Evergreen International Storage & Transport Corp.	85,600	37,796
Evergreen Marine Corp. Taiwan, Ltd. (B)	451,637	189,278
Everlight Chemical Industrial Corp.	83,250	43,726
Everlight Electronics Company, Ltd.	136,000	122,070
Excelsior Medical Company, Ltd.	24,695	41,387
Far Eastern Department Stores, Ltd.	212,720	163,862
Far Eastern International Bank	405,171	156,723
Far Eastern New Century Corp.	408,249	376,490
Farglory Land Development Company, Ltd.	44,530	52,474
First Financial Holding Company, Ltd.	677,781	475,949
First Steamship Company, Ltd.	77,807	30,978
Formosa Advanced Technologies Company, Ltd.	25,000	27,449
Formosa Chemicals & Fibre Corp.	107,000	299,152
Formosa Laboratories, Inc.	18,257	19,595
Formosa Taffeta Company, Ltd.	67,000	72,995
Formosan Rubber Group, Inc.	33,020	19,164
Formosan Union Chemical	144,013	60,362
Founding Construction & Development Company, Ltd.	81,566	41,544
Foxconn Technology Company, Ltd.	96,626	201,510
Froch Enterprise Company, Ltd.	33,060	13,968
Fubon Financial Holding Company, Ltd.	1,126,417	1,617,216
Fulgent Sun International Holding Company, Ltd.	12,676	36,249
Fulltech Fiber Glass Corp.	45,000	20,285
Fwusow Industry Company, Ltd.	26,752	15,473
G Shank Enterprise Company, Ltd.	40,535	31,356
General Interface Solution Holding, Ltd.	12,000	40,427
Gigabyte Technology Company, Ltd.	43,000	68,771
Global Brands Manufacture, Ltd.	40,806	22,297
Global Lighting Technologies, Inc.	16,000	37,950
Globe Union Industrial Corp.	51,750	27,603
Gloria Material Technology Corp.	100,684	65,375
Gold Circuit Electronics, Ltd. (B)	44,000	19,575
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Goldsun Building Materials Company, Ltd.	188,714	$55,146
Grand Ocean Retail Group, Ltd.	13,000	12,778
Grand Pacific Petrochemical (B)	77,000	44,946
Great China Metal Industry	33,000	25,367
Great Wall Enterprise Company, Ltd.	29,755	36,144
Hannstar Board Corp.	37,492	49,240
HannStar Display Corp.	320,842	66,112
Hey Song Corp.	83,000	83,735
Ho Tung Chemical Corp.	150,399	34,222
Hon Hai Precision Industry Company, Ltd.	1,173,448	2,768,890
Hong Pu Real Estate Development Company, Ltd.	27,000	17,887
Hong YI Fiber Industry Company	67,000	38,980
Hsing TA Cement Company, Ltd.	38,000	21,418
HUA ENG Wire & Cable Company, Ltd. (B)	117,000	36,818
Hua Nan Financial Holdings Company, Ltd.	426,905	288,151
Hung Sheng Construction, Ltd. (B)	66,000	42,320
IBF Financial Holdings Company, Ltd.	616,807	212,729
Innolux Corp. (A)	1,168,561	248,476
International CSRC Investment Holdings Company	124,383	130,483
Jarllytec Company, Ltd.	16,000	34,873
Jih Sun Financial Holdings Company, Ltd.	486,330	154,802
Jinli Group Holdings, Ltd.	60,857	26,083
King Yuan Electronics Company, Ltd.	227,796	255,802
King's Town Bank Company, Ltd. (A)	200,000	198,824
King's Town Construction Company, Ltd. (B)	7,300	6,584
Kinpo Electronics, Inc.	183,269	63,174
Kinsus Interconnect Technology Corp.	22,000	29,673
Kuo Toong International Company, Ltd. (B)	18,000	10,722
Kwong Fong Industries Corp.	20,878	9,389
L&K Engineering Company, Ltd.	56,000	44,948
Lealea Enterprise Company, Ltd.	132,124	39,140
Li Peng Enterprise Company, Ltd.	118,030	26,596
Lida Holdings, Ltd.	4,640	6,147
Lingsen Precision Industries, Ltd. (B)	139,481	41,372
Longchen Paper & Packaging Company, Ltd.	129,928	57,157
Macronix International	129,000	130,897
Mega Financial Holding Company, Ltd.	1,020,472	945,282
Mercuries & Associates Holding, Ltd. (B)	100,469	61,179
Mercuries Life Insurance Company, Ltd. (B)	50,998	17,511
Mitac Holdings Corp.	185,711	156,481
MPI Corp.	22,000	44,396
Nan Ya Printed Circuit Board Corp. (B)	19,000	30,989
Nanya Technology Corp.	148,000	384,413
Nien Hsing Textile Company, Ltd.	45,310	33,282
Nishoku Technology, Inc.	7,800	11,689
O-Bank Company, Ltd. (B)	48,000	11,861
OptoTech Corp.	68,439	55,333
Pacific Construction Company	38,289	14,130
Pan-International Industrial Corp.	44,481	33,628
Pegatron Corp.	250,660	436,253
Pou Chen Corp.	283,348	363,227
President Securities Corp.	218,845	91,278
Prince Housing & Development Corp.	405,555	143,771

55

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Prodisc Technology, Inc. (B)(D)	762,000	$0
Qisda Corp.	210,280	143,228
Qualipoly Chemical Corp.	20,448	18,027
Quintain Steel Company, Ltd.	53,200	11,354
Radium Life Tech Company, Ltd.	65,621	24,856
Ruentex Development Company, Ltd. (B)	32,562	43,556
Ruentex Industries, Ltd. (B)	33,000	71,187
Sampo Corp.	43,470	25,556
Sesoda Corp.	39,734	33,036
Shan-Loong Transportation Company, Ltd.	34,000	32,436
Sheng Yu Steel Company, Ltd.	59,000	38,009
ShenMao Technology, Inc.	8,000	5,934
Shihlin Electric & Engineering Corp.	21,000	31,099
Shin Kong Financial Holding Company, Ltd. (A)(B)	1,672,768	506,171
Shining Building Business Company, Ltd. (B)	55,118	19,634
Shinkong Insurance Company, Ltd.	34,000	40,977
Shinkong Synthetic Fibers Corp.	132,239	48,525
Sigurd Microelectronics Corp.	46,293	49,370
Sinher Technology, Inc.	8,000	10,808
Sinon Corp.	71,650	42,851
SinoPac Financial Holdings Company, Ltd.	1,513,931	590,294
Sirtec International Company, Ltd.	44,800	45,582
Siward Crystal Technology Company, Ltd.	49,213	31,648
Sunplus Technology Company, Ltd. (B)	58,000	26,452
Sunrex Technology Corp.	38,678	43,760
Sunspring Metal Corp.	26,000	25,178
Supreme Electronics Company, Ltd.	12,000	11,214
Sweeten Real Estate Development Company, Ltd.	38,470	28,636
Synnex Technology International Corp.	106,000	123,971
Ta Ya Electric Wire & Cable	89,893	30,559
Taichung Commercial Bank Company, Ltd.	402,038	153,493
Taiflex Scientific Company, Ltd.	24,100	33,048
Tainan Spinning Company, Ltd.	326,638	118,424
Taishin Financial Holding Company, Ltd.	910,177	406,192
Taita Chemical Company, Ltd.	62,220	22,273
Taiwan Business Bank	493,884	202,847
Taiwan Cement Corp.	769,815	983,596
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,000	15,515
Taiwan Cooperative Financial Holding Company, Ltd.	989,025	653,201
Taiwan Fertilizer Company, Ltd.	65,000	95,319
Taiwan Fire & Marine Insurance Company, Ltd.	59,000	38,511
Taiwan FU Hsing Industrial Company, Ltd.	31,000	44,005
Taiwan Glass Industry Corp.	267,319	100,374
Taiwan Hon Chuan Enterprise Company, Ltd.	63,000	112,329
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	40,200	24,675
Taiwan Kolin Company, Ltd. (B)(D)	327,000	0
Taiwan PCB Techvest Company, Ltd.	49,000	56,712
Taiwan Surface Mounting Technology Corp.	33,225	78,684
Taiyen Biotech Company, Ltd.	26,137	27,413
Tatung Company, Ltd. (B)	69,000	37,832
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Teco Electric & Machinery Company, Ltd.	132,000	$106,403
The Ambassador Hotel	29,000	20,196
The First Insurance Company, Ltd.	78,475	36,040
Thye Ming Industrial Company, Ltd.	31,000	31,075
Ton Yi Industrial Corp.	119,000	45,454
Tong Yang Industry Company, Ltd.	30,627	46,293
Tong-Tai Machine & Tool Company, Ltd.	65,588	35,832
Topoint Technology Company, Ltd.	63,190	40,014
TPK Holding Company, Ltd. (B)	29,000	52,262
Tsann Kuen Enterprise Company, Ltd.	7,000	3,870
Tung Ho Steel Enterprise Corp.	152,000	105,566
TXC Corp.	67,000	84,151
TYC Brother Industrial Company, Ltd.	15,511	15,656
Tycoons Group Enterprise (B)	30,371	6,147
U-Ming Marine Transport Corp.	67,000	72,449
Unimicron Technology Corp.	152,000	213,884
Union Bank of Taiwan (B)	400,927	135,028
Unitech Printed Circuit Board Corp.	146,194	166,576
United Microelectronics Corp.	1,910,794	819,343
United Renewable Energy Company, Ltd. (B)	246,651	65,025
Universal Cement Corp.	27,483	16,475
UPC Technology Corp.	177,751	60,740
USI Corp.	208,996	86,907
Victory New Materials, Ltd., Company	43,494	23,209
Wah Lee Industrial Corp.	40,000	68,186
Walsin Lihwa Corp.	268,000	125,229
Walton Advanced Engineering, Inc.	72,584	21,985
Wan Hai Lines, Ltd.	112,050	65,957
Weikeng Industrial Company, Ltd.	25,000	14,660
Well Shin Technology Company, Ltd.	15,000	23,920
Winbond Electronics Corp.	754,793	434,027
Wintek Corp. (B)(D)	543,000	0
Wisdom Marine Lines Company, Ltd. (B)	45,274	43,779
Wistron Corp.	393,291	317,397
WPG Holdings, Ltd.	180,400	221,930
WT Microelectronics Company, Ltd.	50,174	62,661
YC Company, Ltd.	122,324	46,306
YC INOX Company, Ltd.	59,800	50,511
Yea Shin International Development Company, Ltd.	20,906	11,549
Yeong Guan Energy Technology Group Company, Ltd. (B)	13,000	22,749
YFY, Inc.	441,202	165,618
Yi Jinn Industrial Company, Ltd.	73,613	33,084
Yieh Phui Enterprise Company, Ltd.	398,900	117,237
Youngtek Electronics Corp.	27,000	36,339
Yuanta Financial Holding Company, Ltd.	1,338,319	798,568
Yuen Chang Stainless Steel Company, Ltd.	19,007	12,745
Yulon Motor Company, Ltd.	125,000	79,187
Zenitron Corp.	45,000	30,961
Zhen Ding Technology Holding, Ltd.	44,000	157,498
Zig Sheng Industrial Company, Ltd.	152,908	42,330
		34,132,286
Thailand - 3.0%
AAPICO Hitech PCL	144,720	84,741
AJ Plast PCL	43,100	11,833
AP Thailand PCL	223,670	49,388
Asia Aviation PCL, NVDR (B)	109,300	10,873
Bangchak Corp. PCL	61,000	54,340
Bangkok Airways PCL	163,500	46,485

56

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Bangkok Bank PCL	12,800	$73,608
Bangkok Bank PCL, NVDR	5,300	30,064
Bangkok Insurance PCL	3,250	34,119
Bangkok Land PCL	1,059,200	50,919
Bangkok Life Assurance PCL, NVDR	55,200	36,653
Bangkok Ranch PCL	92,300	8,690
Bank of Ayudhya PCL, NVDR	2,900	3,151
Banpu PCL, Foreign Quota Shares	401,300	154,855
Cal-Comp Electronics Thailand PCL	544,898	29,923
Charoen Pokphand Foods PCL, Foreign Quota Shares	343,000	294,501
Esso Thailand PCL	84,000	22,089
Hana Microelectronics PCL	54,900	50,765
IRPC PCL, Foreign Quota Shares	943,100	113,413
Italian-Thai Development PCL	477,400	29,497
Kasikornbank PCL, NVDR	180,200	922,242
Khon Kaen Sugar Industry PCL	192,600	15,100
Kiatnakin Bank PCL	19,400	41,856
Krung Thai Bank PCL, Foreign Quota Shares	265,400	149,386
LH Financial Group PCL	1,203,600	52,758
LPN Development PCL	52,900	9,780
MCOT PCL (B)	42,500	14,039
Millcon Steel PCL	143,086	4,026
Polyplex Thailand PCL	104,000	47,933
Precious Shipping PCL (B)	39,300	11,039
Pruksa Holding PCL	78,800	43,012
PTT Exploration & Production PCL, Foreign Quota Shares	102,700	406,507
PTT Global Chemical PCL, Foreign Quota Shares	291,800	513,132
PTT PCL, Foreign Quota Shares	733,400	1,109,130
Quality Houses PCL	370,100	31,970
Regional Container Lines PCL (B)	94,200	12,574
Rojana Industrial Park PCL	113,100	24,576
Saha-Union PCL	57,800	82,182
Sansiri PCL	1,026,866	40,300
SC Asset Corp. PCL	672,196	56,232
Siam Future Development PCL	167,749	32,096
Somboon Advance Technology PCL	51,300	28,208
Sri Trang Agro-Industry PCL	60,900	20,493
Srithai Superware PCL	283,000	7,959
Star Petroleum Refining PCL	153,100	46,567
STP & I PCL	21,600	4,592
Supalai PCL	105,700	62,224
Super Energy Corp. PCL (B)	743,000	15,070
SVI PCL	121,000	18,133
Syntec Construction PCL	156,500	10,328
Thai Airways International PCL (B)	61,300	18,231
Thai Oil PCL, Foreign Quota Shares	124,800	284,641
Thai Stanley Electric PCL	700	4,157
Thanachart Capital PCL	37,300	69,542
The Siam Commercial Bank PCL, Foreign Quota Shares	137,300	529,910
Thitikorn PCL	59,000	18,800
TMB Bank PCL, Foreign Quota Shares	788,500	40,460
TPI Polene PCL	559,900	28,009
True Corp. PCL, Foreign Quota Shares	905,400	155,329
Univentures PCL	51,700	10,318
Vinythai PCL	9,700	7,803
		6,190,551
Turkey - 1.0%
Akbank T.A.S. (A)(B)	287,261	412,227
Cimsa Cimento Sanayi ve Ticaret AS (B)	5,786	7,643
Eczacibasi Yatirim Holding Ortakligi AS	1	1
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Enka Insaat ve Sanayi AS	63,349	$63,395
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (B)(D)	54,846	918
Gozde Girisim Sermayesi Yatirim Ortakligi AS (B)	35,592	21,327
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	77,523	30,535
NET Holding AS (B)	40,130	12,783
Trakya Cam Sanayii AS	83,945	44,089
Turk Hava Yollari AO (A)(B)	80,925	177,092
Turkiye Garanti Bankasi AS (B)	427,322	771,561
Turkiye Halk Bankasi AS (B)	56,201	65,184
Turkiye Is Bankasi AS, Class C (B)	131,554	145,721
Turkiye Sinai Kalkinma Bankasi AS (B)	360,509	60,602
Turkiye Sise ve Cam Fabrikalari AS	13,576	11,216
Turkiye Vakiflar Bankasi TAO, Class D (B)	91,535	83,733
Uzel Makina Sanayii AS (B)(D)	22,930	0
Yapi ve Kredi Bankasi AS (B)	254,969	108,581
		2,016,608
Ukraine - 0.1%
Kernel Holding SA	9,824	107,828
United States - 0.0%
Nexteer Automotive Group, Ltd.	6,000	4,955
TOTAL COMMON STOCKS (Cost $225,740,840)		$198,174,145
PREFERRED SECURITIES - 2.5%
Brazil - 2.4%
Banco ABC Brasil SA	9,474	40,815
Banco Bradesco SA	18,757	153,128
Banco do Estado do Rio Grande do Sul SA, B Shares	30,800	167,160
Cia Ferro Ligas da Bahia	5,956	25,946
Eucatex SA Industria e Comercio	4,200	4,650
Gerdau SA	120,676	382,218
Marcopolo SA	17,700	13,845
Petroleo Brasileiro SA	608,477	4,034,595
Usinas Siderurgicas de Minas Gerais SA, A Shares	15,010	28,214
		4,850,571
Colombia - 0.1%
Grupo Argos SA	23,975	93,420
Grupo de Inversiones Suramericana SA	17,025	143,734
		237,154
Panama - 0.0%
Avianca Holdings SA	41,390	18,078
South Korea - 0.0%
CJ Corp. (B)	285	14,296
TOTAL PREFERRED SECURITIES (Cost $4,646,006)		$5,120,099
WARRANTS - 0.0%
Medco Energi Internasional Tbk PT (Expiration Date: 12-14-20; Strike Price: IDR 625.00) (B)	983,733	10,395
TOTAL WARRANTS (Cost $0)		$10,395
RIGHTS - 0.0%
TMB Bank PCL (Expiration Date: 12-31-49; Strike Price: THB 1.40) (B)	545,851	3,034
TOTAL RIGHTS (Cost $0)		$3,034

57

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 1.8%
John Hancock Collateral Trust, 2.1169% (E)(F)	372,570	$3,728,195
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,728,187)		$3,728,195
Total Investments (Emerging Markets Value Trust) (Cost $234,115,033) - 100.5%		$207,035,868
Other assets and liabilities, net - (0.5%)		(975,284)
TOTAL NET ASSETS - 100.0%		$206,060,584
Currency Abbreviations
IDR	Indonesian Rupiah
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
Emerging Markets Value Trust (continued)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $3,553,582.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	26	Long	Dec 2019	$1,340,032	$1,302,080	$(37,952)
						$(37,952)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.7%
Communication services – 6.3%
Diversified telecommunication services – 2.8%
AT&T, Inc.	104,312	$3,947,166
CenturyLink, Inc.	165,252	2,062,345
Telefonica SA	996,842	7,617,012
Verizon Communications, Inc.	521,819	31,496,995
		45,123,518
Entertainment – 0.4%
The Walt Disney Company	54,766	7,137,105
Media – 3.1%
Comcast Corp., Class A	431,961	19,472,802
Fox Corp., Class B	493,066	15,551,302
News Corp., Class A	974,772	13,568,826
		48,592,930
		100,853,553
Consumer discretionary – 2.2%
Hotels, restaurants and leisure – 1.0%
Las Vegas Sands Corp.	248,071	14,328,581
MGM Resorts International	88,200	2,444,904
		16,773,485
Leisure products – 0.4%
Mattel, Inc. (A)(B)	570,198	6,494,555
Multiline retail – 0.5%
Kohl's Corp.	160,500	7,970,430
Specialty retail – 0.3%
L Brands, Inc.	214,693	4,205,836
		35,444,306
Consumer staples – 8.1%
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages – 0.1%
PepsiCo, Inc.	14,653	$2,008,926
Food and staples retailing – 0.8%
Walmart, Inc.	112,306	13,328,476
Food products – 3.8%
Bunge, Ltd.	136,400	7,722,968
Conagra Brands, Inc.	650,358	19,952,983
Kellogg Company	49,679	3,196,844
Tyson Foods, Inc., Class A	339,528	29,246,942
		60,119,737
Household products – 1.8%
Kimberly-Clark Corp.	195,011	27,701,313
Tobacco – 1.6%
Philip Morris International, Inc.	337,481	25,624,932
		128,783,384
Energy – 9.0%
Oil, gas and consumable fuels – 9.0%
Chevron Corp.	77,922	9,241,549
Equitrans Midstream Corp.	126,076	1,834,406
Exxon Mobil Corp.	421,719	29,777,579
Hess Corp.	75,023	4,537,391
Occidental Petroleum Corp.	441,165	19,618,608
Pioneer Natural Resources Company	65,000	8,175,050
Targa Resources Corp. (B)	118,300	4,752,111
TC Energy Corp.	565,717	29,298,483
TOTAL SA	683,506	35,587,935
		142,823,112
Financials – 22.8%
Banks – 11.3%
Bank of America Corp.	35,072	1,023,050

58

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Citigroup, Inc.	158,626	$10,957,884
Fifth Third Bancorp	785,359	21,503,129
JPMorgan Chase & Co.	425,656	50,095,455
The PNC Financial Services Group, Inc.	120,100	16,833,216
U.S. Bancorp	347,790	19,246,699
Wells Fargo & Company	1,184,989	59,770,844
		179,430,277
Capital markets – 4.2%
Ameriprise Financial, Inc.	7,300	1,073,830
Franklin Resources, Inc.	324,200	9,356,412
Morgan Stanley	630,455	26,901,515
Northern Trust Corp.	50,772	4,738,043
State Street Corp.	340,338	20,144,606
The Bank of New York Mellon Corp.	108,624	4,910,891
		67,125,297
Diversified financial services – 0.3%
AXA Equitable Holdings, Inc.	200,837	4,450,548
Insurance – 7.0%
American International Group, Inc.	499,677	27,832,009
Brighthouse Financial, Inc. (A)	101,519	4,108,474
Chubb, Ltd.	188,944	30,503,119
Loews Corp.	268,640	13,829,587
Marsh & McLennan Companies, Inc.	58,400	5,842,920
MetLife, Inc.	433,761	20,456,169
Willis Towers Watson PLC (B)	47,889	9,241,140
		111,813,418
		362,819,540
Health care – 11.8%
Biotechnology – 1.5%
AbbVie, Inc.	107,200	8,117,184
Gilead Sciences, Inc.	254,016	16,099,534
		24,216,718
Health care equipment and supplies – 2.2%
Becton, Dickinson and Company	22,070	5,582,827
Medtronic PLC	218,139	23,694,258
Zimmer Biomet Holdings, Inc.	38,800	5,326,076
		34,603,161
Health care providers and services – 2.6%
Anthem, Inc.	77,887	18,700,669
CVS Health Corp.	363,730	22,940,451
		41,641,120
Pharmaceuticals – 5.5%
Allergan PLC	77,300	13,008,817
Bristol-Myers Squibb Company	226,725	11,497,225
GlaxoSmithKline PLC	311,956	6,686,649
Johnson & Johnson	242,200	31,335,836
Pfizer, Inc.	684,035	24,577,378
		87,105,905
		187,566,904
Industrials – 12.2%
Aerospace and defense – 3.9%
L3Harris Technologies, Inc.	137,329	28,652,323
The Boeing Company	81,268	30,920,036
United Technologies Corp.	20,100	2,744,052
		62,316,411
Air freight and logistics – 1.5%
United Parcel Service, Inc., Class B	198,530	23,787,865
Airlines – 1.4%
Alaska Air Group, Inc.	189,027	12,269,743
Delta Air Lines, Inc.	112,941	6,505,402
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Southwest Airlines Company	70,920	$3,830,389
		22,605,534
Building products – 1.1%
Johnson Controls International PLC	385,178	16,905,462
Commercial services and supplies – 0.6%
Stericycle, Inc. (A)(B)	184,558	9,399,539
Electrical equipment – 0.8%
Emerson Electric Company	130,800	8,745,288
nVent Electric PLC (B)	166,000	3,658,640
		12,403,928
Industrial conglomerates – 1.5%
General Electric Company	2,661,800	23,796,492
Machinery – 0.7%
Flowserve Corp.	16,354	763,895
PACCAR, Inc.	66,600	4,662,666
Snap-on, Inc.	37,700	5,901,558
		11,328,119
Professional services – 0.7%
Nielsen Holdings PLC	569,012	12,091,505
		194,634,855
Information technology – 8.0%
Communications equipment – 1.3%
Cisco Systems, Inc.	404,219	19,972,461
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	31,111	2,898,923
IT services – 0.5%
Cognizant Technology Solutions Corp., Class A	140,530	8,469,040
Semiconductors and semiconductor equipment – 4.1%
Applied Materials, Inc.	210,100	10,483,990
NXP Semiconductors NV	36,100	3,939,232
QUALCOMM, Inc.	484,721	36,974,518
Texas Instruments, Inc.	111,428	14,400,955
		65,798,695
Software – 1.6%
Microsoft Corp.	186,440	25,920,753
Technology hardware, storage and peripherals – 0.3%
Hewlett Packard Enterprise Company	103,000	1,562,510
Western Digital Corp.	52,600	3,137,064
		4,699,574
		127,759,446
Materials – 4.5%
Chemicals – 3.4%
Akzo Nobel NV	24,324	2,167,333
CF Industries Holdings, Inc.	312,400	15,370,080
Corteva, Inc.	207,878	5,820,584
Dow, Inc.	246,212	11,732,002
DuPont de Nemours, Inc.	229,478	16,364,076
PPG Industries, Inc.	16,700	1,979,117
		53,433,192
Construction materials – 0.1%
Vulcan Materials Company	8,500	1,285,540
Containers and packaging – 0.8%
International Paper Company	322,086	13,469,637
Metals and mining – 0.2%
Nucor Corp.	61,600	3,136,056
		71,324,425
Real estate – 3.4%

59

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts – 3.4%
Equity Residential	189,400	$16,337,644
Rayonier, Inc.	326,383	9,204,001
SL Green Realty Corp.	109,973	8,990,293
Weyerhaeuser Company	674,200	18,675,340
		53,207,278
Utilities – 7.4%
Electric utilities – 5.5%
Duke Energy Corp.	27,311	2,618,032
Edison International	268,770	20,270,633
Evergy, Inc.	143,663	9,562,209
NextEra Energy, Inc.	69,870	16,279,011
The Southern Company	623,491	38,513,039
		87,242,924
Multi-utilities – 1.9%
NiSource, Inc.	792,218	23,703,163
Sempra Energy	50,852	7,506,264
		31,209,427
		118,452,351
TOTAL COMMON STOCKS (Cost $1,269,117,008)		$1,523,669,154
PREFERRED SECURITIES – 2.1%
Health care – 0.8%
Health care equipment and supplies – 0.8%
Becton, Dickinson and Company, 6.125%	209,092	12,944,886
Utilities – 1.3%
Electric utilities – 0.4%
The Southern Company, 6.750%	128,324	6,866,617
Multi-utilities – 0.7%
Sempra Energy, 6.000%	74,197	8,770,085
Sempra Energy, 6.750%	23,662	2,784,071
		11,554,156
Water utilities – 0.2%
Aqua America, Inc., 6.000% (B)	41,219	2,497,871
		20,918,644
TOTAL PREFERRED SECURITIES (Cost $28,745,707)		$33,863,530
CORPORATE BONDS - 0.4%
Consumer discretionary - 0.2%
Mattel, Inc. 6.750%, 12/31/2025 (C)	$2,698,000	2,815,201
Utilities - 0.2%
Pacific Gas & Electric Company
3.950%, 12/01/2047 (D)	1,411,000	1,365,143
Equity Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company (continued)
4.000%, 12/01/2046 (D)	$1,585,000	$1,540,422
		2,905,565
TOTAL CORPORATE BONDS (Cost $4,916,892)		$5,720,766
CONVERTIBLE BONDS - 0.2%
Financials - 0.2%
AXA SA 7.250%, 05/15/2021 (C)	3,124,000	3,334,182
TOTAL CONVERTIBLE BONDS (Cost $3,124,000)		$3,334,182
SECURITIES LENDING COLLATERAL – 0.9%
John Hancock Collateral Trust, 2.1169% (E)(F)	1,410,380	14,113,249
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,113,193)		$14,113,249
SHORT-TERM INVESTMENTS – 1.2%
Money market funds – 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (E)	3,000,000	3,000,000
T. Rowe Price Government Reserve Fund, 2.0381% (E)	15,902,460	15,902,460
		18,902,460
TOTAL SHORT-TERM INVESTMENTS (Cost $18,902,460)		$18,902,460
Total Investments (Equity Income Trust) (Cost $1,338,919,260) – 100.5%		$1,599,603,341
Other assets and liabilities, net – (0.5%)		(7,728,756)
TOTAL NET ASSETS – 100.0%		$1,591,874,585
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $13,816,291.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Non-income producing - Issuer is in default.
(E)	The rate shown is the annualized seven-day yield as of 9-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	14	Long	Dec 2019	$2,105,378	$2,084,425	$(20,953)
						$(20,953)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
60

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.6%
Financials – 84.4%
Banks – 45.3%
1st Source Corp.	19,748	$903,076
American Business Bank (A)	22,868	780,027
American River Bankshares	4,785	65,076
Ameris Bancorp	39,297	1,581,311
Atlantic Union Bankshares Corp.	53,538	1,994,023
Bank of America Corp.	160,753	4,689,165
Bank of Marin Bancorp	23,132	959,747
Bankinter SA	183,160	1,155,793
Baycom Corp. (A)	18,257	414,616
BOK Financial Corp.	24,695	1,954,609
Business First Bancshares, Inc.	11,516	280,990
California Bancorp, Inc. (A)	5,116	93,277
California Bancorp, Inc. (A)	5,477	102,420
Cambridge Bancorp	3,263	244,758
Citigroup, Inc.	68,775	4,750,977
Citizens Financial Group, Inc.	122,180	4,321,507
Coastal Financial Corp. (A)	25,954	392,165
Columbia Banking System, Inc.	53,876	1,988,024
Comerica, Inc.	24,018	1,584,948
DNB ASA	81,495	1,436,593
Evans Bancorp, Inc.	14,809	553,857
First Horizon National Corp.	147,422	2,388,236
First Merchants Corp.	41,168	1,549,358
Flushing Financial Corp.	29,433	594,694
German American Bancorp, Inc.	12,350	395,818
Glacier Bancorp, Inc.	22,794	922,245
Heritage Commerce Corp.	47,986	564,075
Heritage Financial Corp.	21,876	589,777
JPMorgan Chase & Co.	42,153	4,960,987
KeyCorp	150,809	2,690,433
Level One Bancorp, Inc.	15,125	364,815
M&T Bank Corp.	16,428	2,595,131
Nicolet Bankshares, Inc. (A)	12,157	809,291
Pacific Premier Bancorp, Inc.	25,668	800,585
PacWest Bancorp	44,234	1,607,464
Pinnacle Financial Partners, Inc.	27,400	1,554,950
Red River Bancshares, Inc. (A)	1,805	78,283
Regions Financial Corp.	73,994	1,170,585
Southern First Bancshares, Inc. (A)	9,675	385,549
Stock Yards Bancorp, Inc.	27,036	991,951
SVB Financial Group (A)	13,643	2,850,705
TCF Financial Corp.	32,074	1,221,057
The First Bancshares, Inc.	13,075	422,323
TriCo Bancshares	41,966	1,523,366
U.S. Bancorp	83,093	4,598,367
Washington Trust Bancorp, Inc.	4,850	234,304
Western Alliance Bancorp	35,017	1,613,583
Zions Bancorp NA	70,741	3,149,389
		70,874,280
Capital markets – 9.0%
Ares Management Corp., Class A	102,820	2,756,604
Close Brothers Group PLC	82,176	1,422,658
E*TRADE Financial Corp.	37,367	1,632,564
KKR & Company, Inc., Class A	109,809	2,948,372
The Blackstone Group, Inc., Class A	61,355	2,996,578
Tradeweb Markets, Inc., Class A	64,521	2,385,987
		14,142,763
Consumer finance – 4.1%
American Express Company	33,182	3,924,767
Discover Financial Services	30,590	2,480,543
		6,405,310
Diversified financial services – 5.4%
AXA Equitable Holdings, Inc.	62,547	1,386,042
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Berkshire Hathaway, Inc., Class B (A)	15,126	$3,146,511
Eurazeo SE	17,360	1,291,044
Voya Financial, Inc.	47,992	2,612,684
		8,436,281
Insurance – 19.1%
Aon PLC	23,125	4,476,306
Arthur J. Gallagher & Company	32,019	2,867,942
Assured Guaranty, Ltd.	69,425	3,086,636
Chubb, Ltd.	17,263	2,786,934
Cincinnati Financial Corp.	20,991	2,449,020
Kinsale Capital Group, Inc.	39,581	4,089,113
Lincoln National Corp.	47,946	2,892,103
Palomar Holdings, Inc. (A)	36,597	1,442,654
The Hanover Insurance Group, Inc.	22,313	3,024,304
Willis Towers Watson PLC	14,043	2,709,878
		29,824,890
Thrifts and mortgage finance – 1.5%
OP Bancorp	29,972	293,126
Provident Financial Services, Inc.	42,239	1,036,123
United Community Financial Corp.	97,058	1,046,285
		2,375,534
		132,059,058
Information technology – 6.5%
IT services – 6.5%
Adyen NV (A)(B)	2,912	1,915,002
EVERTEC, Inc.	22,148	691,461
Visa, Inc., Class A	25,047	4,308,334
WEX, Inc. (A)	15,832	3,199,172
		10,113,969
Real estate – 6.7%
Equity real estate investment trusts – 6.1%
Lexington Realty Trust	104,646	1,072,622
Monmouth Real Estate Investment Corp.	59,101	851,645
Nippon Prologis REIT, Inc.	487	1,335,399
Park Hotels & Resorts, Inc.	23,797	594,211
Plymouth Industrial REIT, Inc.	37,736	691,324
Prologis, Inc.	36,801	3,136,181
Rexford Industrial Realty, Inc.	22,989	1,011,976
Simon Property Group, Inc.	5,007	779,340
		9,472,698
Real estate management and development – 0.6%
VGP NV	10,709	978,005
		10,450,703
TOTAL COMMON STOCKS (Cost $135,443,957)		$152,623,730
CONVERTIBLE BONDS - 0.5%
Financials - 0.5%
AXA SA 7.250%, 05/15/2021 (B)	$812,000	866,631
TOTAL CONVERTIBLE BONDS (Cost $812,000)		$866,631
SHORT-TERM INVESTMENTS – 1.3%
U.S. Government Agency – 1.2%
Federal Agricultural Mortgage Corp. Discount Note 1.700%, 10/01/2019 *	224,000	224,000
Federal Home Loan Bank Discount Note 1.580%, 10/01/2019 *	1,631,000	1,631,000
		1,855,000

61

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $188,004 on 10-1-19, collateralized by $190,000 U.S. Treasury Notes, 2.625% due 6-15-21 (valued at $194,395, including interest)	$188,000	$188,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,043,000)		$2,043,000
Total Investments (Financial Industries Trust) (Cost $138,298,957) – 99.4%		$155,533,361
Other assets and liabilities, net – 0.6%		906,264
TOTAL NET ASSETS – 100.0%		$156,439,625
Financial Industries Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	5,378,590	EUR	4,820,000	RBC	2/12/2020	$71,958	—
USD	1,398,390	GBP	1,130,000	CITI	2/12/2020	1,807	—
USD	60,739	JPY	6,500,000	MSCS	2/12/2020	47	—
USD	1,329,043	JPY	140,570,000	SSB	2/12/2020	16,522	—
USD	1,336,044	NOK	12,020,000	MSCS	2/12/2020	12,665	—
USD	91,697	NOK	820,000	TD	2/12/2020	1,416	—
						$104,415	—
Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar
Derivatives Abbreviations
CITI	Citibank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
TD	The Toronto-Donimion Bank
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 17.1%
Entertainment – 3.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,228,709	$51,102,007
Interactive media and services – 14.1%
Alphabet, Inc., Class A (A)	68,550	83,709,147
CarGurus, Inc. (A)	1,208,566	37,405,118
Facebook, Inc., Class A (A)	524,237	93,356,125
Twitter, Inc. (A)	725,742	29,900,570
		244,370,960
		295,472,967
Consumer discretionary – 19.4%
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables – 7.8%
Lennar Corp., A Shares	1,182,581	$66,047,149
NVR, Inc. (A)	8,173	30,381,902
Tempur Sealy International, Inc. (A)	508,283	39,239,448
		135,668,499
Internet and direct marketing retail – 7.0%
Amazon.com, Inc. (A)	69,361	120,404,452
Leisure products – 2.0%
Polaris, Inc.	399,107	35,125,407
Specialty retail – 1.2%
Group 1 Automotive, Inc.	221,622	20,457,927
Textiles, apparel and luxury goods – 1.4%
Ralph Lauren Corp.	134,831	12,872,316

62

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Salvatore Ferragamo SpA	641,159	$11,846,460
		24,718,776
		336,375,061
Consumer staples – 5.6%
Beverages – 4.5%
Anheuser-Busch InBev SA, ADR	600,189	57,107,983
Diageo PLC, ADR	128,329	20,984,358
		78,092,341
Food products – 1.1%
The Hain Celestial Group, Inc. (A)	865,692	18,590,736
		96,683,077
Energy – 6.7%
Energy equipment and services – 2.0%
Baker Hughes, a GE Company	1,094,320	25,388,224
National Oilwell Varco, Inc.	465,065	9,859,378
		35,247,602
Oil, gas and consumable fuels – 4.7%
Cheniere Energy, Inc. (A)	857,379	54,066,320
Kinder Morgan, Inc.	508,010	10,470,086
Suncor Energy, Inc.	514,954	16,262,247
		80,798,653
		116,046,255
Financials – 18.5%
Banks – 11.2%
Bank of America Corp.	2,660,473	77,605,997
Citigroup, Inc.	1,182,621	81,695,459
First Hawaiian, Inc.	1,290,530	34,457,151
		193,758,607
Capital markets – 5.6%
Affiliated Managers Group, Inc.	96,194	8,017,770
Morgan Stanley	1,272,939	54,316,307
The Goldman Sachs Group, Inc.	163,730	33,929,768
		96,263,845
Consumer finance – 1.7%
American Express Company	125,710	14,868,979
Synchrony Financial	449,208	15,313,501
		30,182,480
		320,204,932
Health care – 6.2%
Biotechnology – 4.0%
Alnylam Pharmaceuticals, Inc. (A)	121,353	9,759,208
Amgen, Inc.	257,473	49,823,600
Moderna, Inc. (A)	635,564	10,118,179
		69,700,987
Health care equipment and supplies – 1.4%
Hologic, Inc. (A)	471,655	23,813,861
Health care providers and services – 0.8%
Anthem, Inc.	54,490	13,083,049
		106,597,897
Industrials – 6.8%
Electrical equipment – 1.8%
Regal Beloit Corp.	180,246	13,130,921
Sensata Technologies Holding PLC (A)	350,148	17,528,409
		30,659,330
Industrial conglomerates – 1.5%
Roper Technologies, Inc.	72,271	25,771,839
Machinery – 0.4%
The Manitowoc Company, Inc. (A)	511,644	6,395,550
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services – 2.1%
IHS Markit, Ltd. (A)	553,405	$37,011,726
Trading companies and distributors – 1.0%
United Rentals, Inc. (A)	141,399	17,623,971
		117,462,416
Information technology – 13.5%
Semiconductors and semiconductor equipment – 1.6%
Analog Devices, Inc.	98,620	11,018,813
NVIDIA Corp.	91,142	15,865,088
		26,883,901
Software – 5.7%
Microsoft Corp.	249,365	34,669,216
salesforce.com, Inc. (A)	227,876	33,825,913
Workday, Inc., Class A (A)	177,158	30,109,774
		98,604,903
Technology hardware, storage and peripherals – 6.2%
Apple, Inc.	402,116	90,061,921
Samsung Electronics Company, Ltd.	430,133	17,611,377
		107,673,298
		233,162,102
Real estate – 3.6%
Equity real estate investment trusts – 2.9%
American Tower Corp.	227,734	50,358,819
Real estate management and development – 0.7%
Five Point Holdings LLC, Class A (A)	1,665,364	12,490,230
		62,849,049
TOTAL COMMON STOCKS (Cost $1,291,403,167)		$1,684,853,756
SHORT-TERM INVESTMENTS – 2.6%
U.S. Government Agency – 2.4%
Federal Agricultural Mortgage Corp. Discount Note 1.700%, 10/01/2019 *	$6,390,000	6,390,000
Federal Home Loan Bank Discount Note 1.580%, 10/01/2019 *	35,389,000	35,389,000
		41,779,000
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $4,077,091 on 10-1-19, collateralized by $4,065,000 U.S. Treasury Notes, 2.625% due 6-15-21 (valued at $4,159,023, including interest)	4,077,000	4,077,000
TOTAL SHORT-TERM INVESTMENTS (Cost $45,856,000)		$45,856,000
Total Investments (Fundamental All Cap Core Trust) (Cost $1,337,259,167) – 100.0%		$1,730,709,756
Other assets and liabilities, net – (0.0%)		(147,769)
TOTAL NET ASSETS – 100.0%		$1,730,561,987
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

63

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Communication services – 6.9%
Entertainment – 1.2%
The Walt Disney Company	61,653	$8,034,619
Interactive media and services – 2.2%
Alphabet, Inc., Class A (A)	11,557	14,112,715
Media – 3.5%
Comcast Corp., Class A	247,181	11,142,919
Fox Corp., Class A	84,129	2,653,008
Fox Corp., Class B	275,700	8,695,578
		22,491,505
		44,638,839
Consumer discretionary – 8.0%
Household durables – 5.4%
Lennar Corp., A Shares	482,995	26,975,271
Tempur Sealy International, Inc. (A)	105,381	8,135,413
		35,110,684
Internet and direct marketing retail – 2.0%
eBay, Inc.	329,945	12,861,256
Specialty retail – 0.6%
Group 1 Automotive, Inc.	41,376	3,819,419
		51,791,359
Consumer staples – 8.4%
Beverages – 6.4%
Anheuser-Busch InBev SA, ADR	121,835	11,592,600
Heineken Holding NV	179,280	17,836,513
PepsiCo, Inc.	88,023	12,067,953
		41,497,066
Food products – 2.0%
Danone SA	148,515	13,081,451
		54,578,517
Energy – 9.1%
Energy equipment and services – 1.3%
Baker Hughes, a GE Company	369,622	8,575,230
Oil, gas and consumable fuels – 7.8%
Cheniere Energy, Inc. (A)	104,816	6,609,697
Chevron Corp.	139,717	16,570,436
Kinder Morgan, Inc.	918,193	18,923,958
Suncor Energy, Inc.	271,008	8,558,433
		50,662,524
		59,237,754
Financials – 26.4%
Banks – 13.9%
Bank of America Corp.	1,003,723	29,278,600
Citigroup, Inc.	451,591	31,195,906
JPMorgan Chase & Co.	200,507	23,597,669
Wells Fargo & Company	127,577	6,434,984
		90,507,159
Capital markets – 6.5%
KKR & Company, Inc., Class A	245,893	6,602,227
Morgan Stanley	424,823	18,127,197
The Goldman Sachs Group, Inc.	82,429	17,081,762
		41,811,186
Consumer finance – 4.0%
American Express Company	156,483	18,508,809
Synchrony Financial	210,748	7,184,399
		25,693,208
Diversified financial services – 2.0%
Berkshire Hathaway, Inc., Class B (A)	63,292	13,166,002
		171,177,555
Health care – 15.6%
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology – 2.8%
Amgen, Inc.	19,791	$3,829,756
Biogen, Inc. (A)	20,929	4,872,690
Gilead Sciences, Inc.	146,475	9,283,586
		17,986,032
Health care equipment and supplies – 7.3%
Danaher Corp.	201,202	29,059,605
Hologic, Inc. (A)	152,529	7,701,189
Zimmer Biomet Holdings, Inc.	80,581	11,061,354
		47,822,148
Health care providers and services – 0.9%
UnitedHealth Group, Inc.	27,300	5,932,836
Pharmaceuticals – 4.6%
Allergan PLC	92,914	15,636,496
Merck & Company, Inc.	167,421	14,093,500
		29,729,996
		101,471,012
Industrials – 9.4%
Aerospace and defense – 4.3%
L3Harris Technologies, Inc.	50,981	10,636,676
United Technologies Corp.	126,996	17,337,494
		27,974,170
Machinery – 2.1%
Parker-Hannifin Corp.	77,636	14,021,838
Road and rail – 2.0%
Union Pacific Corp.	79,823	12,929,730
Trading companies and distributors – 1.0%
United Rentals, Inc. (A)	50,077	6,241,597
		61,167,335
Information technology – 13.9%
Communications equipment – 1.5%
Cisco Systems, Inc.	201,261	9,944,306
IT services – 0.8%
Cognizant Technology Solutions Corp., Class A	87,273	5,259,507
Software – 6.5%
Microsoft Corp.	215,654	29,982,376
Oracle Corp.	217,517	11,969,961
		41,952,337
Technology hardware, storage and peripherals – 5.1%
Apple, Inc.	118,805	26,608,756
Samsung Electronics Company, Ltd.	162,176	6,640,139
		33,248,895
		90,405,045
Materials – 1.2%
Chemicals – 1.2%
LyondellBasell Industries NV, Class A	87,321	7,812,610
TOTAL COMMON STOCKS (Cost $508,214,072)		$642,280,026
SHORT-TERM INVESTMENTS – 1.3%
U.S. Government Agency – 1.1%
Federal Agricultural Mortgage Corp. Discount Note 1.700%, 10/01/2019 *	$1,117,000	1,117,000
Federal Home Loan Bank Discount Note 1.580%, 10/01/2019 *	6,182,000	6,182,000
		7,299,000

64

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $968,022 on 10-1-19, collateralized by $970,000 U.S. Treasury Notes, 2.625% due 6-15-21 (valued at $992,436, including interest)	$968,000	$968,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,267,000)		$8,267,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $516,481,072) – 100.2%		$650,547,026
Other assets and liabilities, net – (0.2%)		(981,415)
TOTAL NET ASSETS – 100.0%		$649,565,611
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Global Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.9%
U.S. Government - 10.6%
U.S. Treasury Bonds
2.875%, 05/15/2043 (A)	$500,000	$573,652
3.000%, 05/15/2045	700,000	824,770
3.125%, 02/15/2043 (A)	400,000	477,391
3.625%, 08/15/2043	600,000	774,375
4.625%, 02/15/2040	600,000	869,039
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2022 (A)	1,160,434	1,148,827
0.375%, 07/15/2025 (A)	1,352,325	1,370,970
0.500%, 01/15/2028	3,432,330	3,515,390
0.625%, 01/15/2026	874,581	897,273
1.000%, 02/15/2048	520,195	584,309
1.375%, 02/15/2044	770,574	923,775
2.500%, 01/15/2029	1,613,196	1,950,528
3.875%, 04/15/2029	780,315	1,047,288
U.S. Treasury Notes
2.625%, 06/15/2021 (A)	300,000	304,582
2.875%, 04/30/2025	5,400,000	5,768,719
		21,030,888
U.S. Government Agency - 36.3%
Federal National Mortgage Association
3.000%, TBA (B)	8,400,000	8,515,201
3.500%, TBA (B)	34,800,000	35,700,230
4.000%, TBA (B)	26,400,000	27,410,997
4.287%, (12 month LIBOR + 1.412%), 12/01/2034 (C)	35,682	36,969
4.428%, (12 month LIBOR + 1.678%), 05/01/2035 (C)	28,924	30,333
4.500%, 08/01/2023 to 09/01/2044	360,303	380,586
4.708%, (1 Year CMT + 2.360%), 11/01/2034 (C)	261,448	275,930
Government National Mortgage Association
3.875%, (1 Year CMT + 1.500%), 04/20/2030 to 06/20/2030 (C)	14,530	14,974
Global Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
4.000%, (1 Year CMT + 1.500%), 02/20/2024 to 01/20/2030 (C)		$14,839	$15,156
4.125%, (1 Year CMT + 1.500%), 11/20/2023 to 10/20/2026 (C)		18,230	18,524
			72,398,900
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $93,042,313)			$93,429,788
FOREIGN GOVERNMENT OBLIGATIONS - 33.9%
Australia - 0.1%
New South Wales Treasury Corp., Inflation-Linked Bond 2.750%, 11/20/2025	AUD	300,000	310,209
Brazil - 2.4%
Federative Republic of Brazil 6.000%, 05/15/2021	BRL	5,600,000	4,771,492
Canada - 1.5%
Government of Canada 1.500%, 12/01/2044	CAD	236,984	229,299
Province of Ontario 2.500%, 04/27/2026		$300,000	311,468
Province of Quebec
3.000%, 09/01/2023	CAD	1,700,000	1,340,663
4.250%, 12/01/2021		1,300,000	1,032,876
			2,914,306
France - 2.2%
Government of France
2.000%, 05/25/2048 (D)	EUR	2,000,000	3,062,819
3.250%, 05/25/2045		700,000	1,297,627
			4,360,446
Israel - 0.3%
Government of Israel
3.250%, 01/17/2028		$200,000	216,681
4.125%, 01/17/2048		300,000	352,014
			568,695
Italy - 4.6%
Republic of Italy
2.100%, 07/15/2026	EUR	900,000	1,085,615
2.450%, 10/01/2023		4,250,000	5,067,084
2.950%, 09/01/2038 (D)		500,000	668,280
3.000%, 08/01/2029		1,300,000	1,707,150
6.000%, 08/04/2028	GBP	400,000	638,565
			9,166,694
Japan - 9.7%
Government of Japan
0.100%, 03/20/2029 to 06/20/2029	JPY	540,000,000	5,159,523
0.500%, 09/20/2046 to 03/20/2049		374,000,000	3,614,507
0.700%, 12/20/2048		257,000,000	2,608,197
1.600%, 03/20/2033		310,000,000	3,503,077
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028		171,405,900	1,652,630
Japan Bank for International Cooperation
2.375%, 07/21/2022		$400,000	405,416
2.500%, 06/01/2022		500,000	508,281
3.375%, 10/31/2023		200,000	211,451
Japan Finance Organization for Municipalities
2.125%, 04/13/2021		900,000	901,791
3.000%, 03/12/2024 (D)		300,000	312,844

65

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Tokyo Metropolitan Government 2.000%, 05/17/2021 (D)		$500,000	$498,907
			19,376,624
Kuwait - 0.8%
State of Kuwait 3.500%, 03/20/2027 (D)		1,500,000	1,616,392
Lithuania - 0.6%
Republic of Lithuania
1.100%, 04/26/2027	EUR	200,000	231,854
6.125%, 03/09/2021		$900,000	950,356
			1,182,210
Malaysia - 0.5%
Government of Malaysia 3.654%, 10/31/2019	MYR	4,200,000	1,003,528
Norway - 0.2%
Government of Norway 3.750%, 05/25/2021 (D)	NOK	3,800,000	434,998
Peru - 0.7%
Republic of Peru
5.940%, 02/12/2029 (D)	PEN	200,000	67,189
5.940%, 02/12/2029		200,000	67,263
6.350%, 08/12/2028 (D)		3,400,000	1,175,161
			1,309,613
Poland - 0.3%
Republic of Poland
2.250%, 04/25/2022	PLN	2,300,000	582,893
3.250%, 07/25/2025		100,000	26,858
			609,751
Qatar - 1.7%
State of Qatar
3.875%, 04/23/2023		$1,400,000	1,480,807
4.000%, 03/14/2029		600,000	665,020
4.500%, 01/20/2022 to 04/23/2028		1,200,000	1,332,547
			3,478,374
Saudi Arabia - 1.7%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		1,200,000	1,201,541
3.250%, 10/26/2026		200,000	206,532
3.625%, 03/04/2028 (D)		200,000	212,098
4.000%, 04/17/2025		700,000	750,029
4.375%, 04/16/2029 (D)		200,000	224,500
KSA Sukuk, Ltd.
2.894%, 04/20/2022 (D)		600,000	608,193
4.303%, 01/19/2029 (D)		200,000	223,750
			3,426,643
Slovenia - 1.0%
Republic of Slovenia 5.250%, 02/18/2024 (D)		1,682,000	1,905,376
South Korea - 0.1%
Korea Hydro & Nuclear Power Company, Ltd. 3.750%, 07/25/2023 (D)		200,000	210,754
Spain - 4.4%
Autonomous Community of Catalonia
4.220%, 04/26/2035	EUR	200,000	271,511
4.950%, 02/11/2020		400,000	442,943
Kingdom of Spain
0.250%, 07/30/2024 (D)		800,000	895,178
0.600%, 10/31/2029 (D)		3,500,000	3,988,059
1.400%, 07/30/2028 (D)		700,000	852,892
1.450%, 04/30/2029 (D)		1,300,000	1,596,851
2.700%, 10/31/2048 (D)		200,000	308,011
Global Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain (continued)
Kingdom of Spain (continued)
2.900%, 10/31/2046 (D)	EUR	300,000	$474,079
			8,829,524
United Arab Emirates - 0.8%
Abu Dhabi Government
2.500%, 10/11/2022 (D)		$900,000	909,109
3.125%, 10/11/2027 (D)		600,000	630,324
			1,539,433
United Kingdom - 0.3%
Government of United Kingdom 4.750%, 12/07/2038	GBP	300,000	623,694
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $64,873,308)			$67,638,756
CORPORATE BONDS - 43.1%
Australia - 0.1%
Australia & New Zealand Banking Group, Ltd. 3.300%, 05/17/2021		$300,000	306,167
Brazil - 0.5%
Petrobras Global Finance BV
5.093%, 01/15/2030 (D)		513,000	535,136
7.250%, 03/17/2044		400,000	478,800
			1,013,936
Canada - 1.0%
Air Canada Pass Through Trust 3.300%, 07/15/2031 (D)		284,640	292,638
Brookfield Finance, Inc. 3.900%, 01/25/2028		400,000	419,940
Canadian Imperial Bank of Commerce 3.150%, 06/27/2021 (D)		600,000	612,310
Fairfax Financial Holdings, Ltd. 2.750%, 03/29/2028 (D)	EUR	600,000	719,254
			2,044,142
Cayman Islands - 0.9%
Ambac LSNI LLC (3 month LIBOR + 5.000%) 7.104%, 02/12/2023 (C)(D)		$538	543
QNB Finance, Ltd. (3 month LIBOR + 1.350%) 3.872%, 05/31/2021 (C)		1,700,000	1,715,143
			1,715,686
China - 0.3%
Baidu, Inc. 3.875%, 09/29/2023		300,000	312,560
Tencent Holdings, Ltd. 3.595%, 01/19/2028		200,000	209,008
			521,568
Denmark - 3.6%
Jyske Realkredit A/S
1.000%, 10/01/2050	DKK	9,700,000	1,417,839
1.500%, 10/01/2050 to 10/01/2050		2,096,337	313,513
2.000%, 10/01/2047		5,410,329	811,555
Nordea Kredit Realkreditaktieselskab
1.500%, 10/01/2050		2,200,000	328,557
2.000%, 10/01/2047 to 10/01/2050		11,689,493	1,751,754
2.500%, 10/01/2047		986	150
Nykredit Realkredit A/S
1.500%, 10/01/2050 to 10/01/2050		16,169,756	2,417,069
2.500%, 10/01/2047		38,107	5,788
3.000%, 10/01/2047		30,756	4,777
6.000%, 10/01/2029		27,297	4,799

66

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Denmark (continued)
Realkredit Danmark A/S 2.500%, 07/01/2047	DKK	45,523	$6,915
Realkredit Danmark A/S (6 month CIBOR + 0.850%) 0.560%, 01/01/2038 (C)		173,370	26,857
			7,089,573
France - 0.5%
BNP Paribas SA 3.375%, 01/23/2026	GBP	200,000	267,401
Danone SA 2.077%, 11/02/2021 (D)		$800,000	798,793
			1,066,194
Germany - 1.7%
Deutsche Bank AG
1.875%, 02/28/2020	GBP	300,000	368,643
3.150%, 01/22/2021		$200,000	199,548
Deutsche Bank AG (3 month EURIBOR + 0.500%) 0.180%, 12/07/2020 (C)	EUR	100,000	108,272
Deutsche Bank AG (3 month LIBOR + 0.815%) 3.093%, 01/22/2021 (C)		$200,000	198,192
Deutsche Bank AG (3 month LIBOR + 1.290%) 3.577%, 02/04/2021 (C)		300,000	297,858
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000%, 05/15/2027 (D)		300,000	303,750
KfW
0.250%, 09/15/2025	EUR	800,000	911,014
0.625%, 02/22/2027		900,000	1,058,144
			3,445,421
Guernsey, Channel Islands - 0.2%
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 06/09/2023		$400,000	417,681
Hong Kong - 0.2%
AIA Group, Ltd. 3.900%, 04/06/2028 (D)		400,000	434,611
India - 0.3%
Indian Railway Finance Corp., Ltd. 3.835%, 12/13/2027		300,000	315,618
Shriram Transport Finance Company, Ltd. 5.950%, 10/24/2022		200,000	201,798
			517,416
Indonesia - 0.1%
Indonesia Asahan Aluminium Persero PT 5.710%, 11/15/2023 (D)		200,000	220,000
Ireland - 0.9%
AerCap Ireland Capital DAC 4.450%, 12/16/2021		450,000	467,904
AIB Group PLC 4.750%, 10/12/2023 (D)		200,000	211,517
Bank of Ireland (7.375% to 6-18-20, then 5 Year Euro Swap Rate + 6.956%) 06/18/2020 (E)	EUR	400,000	452,535
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/2021		$300,000	301,391
Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Ireland (continued)
SumitG 2.251%, 11/02/2020		$400,000	$399,984
			1,833,331
Italy - 0.9%
Banca Carige SpA (3 month EURIBOR + 1.500%) 1.082%, 05/25/2060 (C)	EUR	500,000	546,399
Banca Carige SpA (3 month EURIBOR + 1.700%) 1.327%, 10/25/2021 (C)		600,000	657,633
UniCredit SpA 7.830%, 12/04/2023 (D)		$500,000	583,445
			1,787,477
Japan - 2.5%
Central Japan Railway Company 2.800%, 02/23/2022		400,000	404,924
Central Nippon Expressway Company, Ltd.
2.091%, 09/14/2021		500,000	497,498
2.362%, 05/28/2021		600,000	599,610
Japan Tobacco, Inc. 2.000%, 04/13/2021		300,000	298,240
Meiji Yasuda Life Insurance Company (5.100% to 4-26-28, then 5 Year U.S. ISDAFIX + 3.150%) 04/26/2048 (D)		200,000	224,800
Mizuho Financial Group, Inc. (3 month LIBOR + 1.000%) 3.138%, 09/11/2024 (C)		200,000	201,623
Mizuho Financial Group, Inc. (3.922% to 9-11-23, then 3 month LIBOR + 1.000%) 09/11/2024		600,000	631,137
ORIX Corp. 3.250%, 12/04/2024		300,000	311,628
Sumitomo Mitsui Financial Group, Inc.
2.934%, 03/09/2021		500,000	504,465
3.748%, 07/19/2023		1,000,000	1,051,400
Toyota Industries Corp. 3.110%, 03/12/2022 (D)		200,000	203,686
			4,929,011
Jersey, Channel Islands - 0.2%
AA Bond Company, Ltd.
2.750%, 07/31/2043	GBP	100,000	114,444
2.875%, 07/31/2043		200,000	236,475
			350,919
Luxembourg - 0.4%
Aroundtown SA
1.500%, 07/15/2024	EUR	400,000	456,541
2.000%, 11/02/2026		100,000	116,462
Emerald Bay SA 1.964%, 10/08/2020 (D)(F)		291,000	310,832
			883,835
Macau - 0.4%
Sands China, Ltd.
4.600%, 08/08/2023		$300,000	317,544
5.125%, 08/08/2025		200,000	219,584
5.400%, 08/08/2028		200,000	225,275
			762,403
Netherlands - 1.6%
Cooperatieve Rabobank UA 6.875%, 03/19/2020	EUR	550,000	617,701

67

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Netherlands (continued)
ING Bank NV 2.625%, 12/05/2022 (D)		$1,800,000	$1,839,904
Mondelez International Holdings Netherlands BV 2.000%, 10/28/2021 (D)		300,000	299,400
Schaeffler Finance BV 3.250%, 05/15/2025	EUR	100,000	112,327
Stichting AK Rabobank Certificaten 6.500%, 12/29/2019 (E)		200,000	273,687
			3,143,019
Norway - 0.4%
DNB Boligkreditt AS 2.500%, 03/28/2022 (D)		$700,000	710,101
Singapore - 1.0%
BOC Aviation, Ltd.
2.750%, 09/18/2022 (D)		200,000	200,160
3.500%, 09/18/2027 (D)		200,000	205,559
Clifford Capital Pte, Ltd. 3.380%, 03/07/2028		400,000	431,733
DBS Bank, Ltd. 3.300%, 11/27/2021 (D)		200,000	204,680
Oversea-Chinese Banking Corp., Ltd. (3 month LIBOR + 0.450%) 2.574%, 05/17/2021 (C)(D)		700,000	700,861
PSA Treasury Pte, Ltd. 2.500%, 04/12/2026		200,000	202,473
			1,945,466
Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA (6.750% to 2-18-20, then 5 Year Euro Swap Rate + 6.604%) 02/18/2020 (E)	EUR	600,000	665,787
Banco Santander SA 4.379%, 04/12/2028		$200,000	218,634
Banco Santander SA (4.750% to 3-19-25, then 5 Year Euro Swap Rate + 4.097%) 03/19/2025 (E)	EUR	400,000	422,356
			1,306,777
Supranational - 0.1%
European Bank for Reconstruction & Development 0.500%, 12/21/2023	AUD	200,000	129,365
Sweden - 0.2%
Sveriges Sakerstallda Obligationer AB 2.000%, 06/17/2026	SEK	4,000,000	452,157
Switzerland - 0.6%
Credit Suisse AG 6.500%, 08/08/2023		$1,122,000	1,248,219
United Arab Emirates - 0.1%
ICICI Bank, Ltd. 3.500%, 03/18/2020		200,000	200,716
United Kingdom - 5.7%
Barclays Bank PLC 7.625%, 11/21/2022		600,000	661,500
Barclays PLC (4.338% to 5-16-23, then 3 month LIBOR + 1.356%) 05/16/2024		500,000	522,338
Barclays PLC (4.610% to 2-15-22, then 3 month LIBOR + 1.400%) 02/15/2023		1,100,000	1,142,757
Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Barclays PLC (7.125% to 6-15-25, then UK Government Bonds 5 Year Note Generic Bid Yield + 6.579%) 06/15/2025 (E)	GBP	300,000	$390,536
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (E)	EUR	200,000	232,977
BAT International Finance PLC 2.750%, 06/15/2020 (D)		$900,000	902,670
Co-operative Group Holdings 2011, Ltd. 6.875%, 07/08/2020	GBP	100,000	127,429
FCE Bank PLC 1.660%, 02/11/2021	EUR	400,000	442,996
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	300,000	469,260
6.500%, 03/24/2020	EUR	1,000,000	1,122,529
Nationwide Building Society (3.766% to 3-8-23, then 3 month LIBOR + 1.064%) 03/08/2024 (D)		$900,000	924,246
NatWest Markets PLC 0.625%, 03/02/2022	EUR	400,000	440,750
RAC Bond Company PLC 4.870%, 05/06/2046	GBP	200,000	242,253
Santander UK Group Holdings PLC 3.125%, 01/08/2021		$500,000	503,395
Santander UK Group Holdings PLC (3 month EURIBOR + 0.850%) 0.440%, 03/27/2024 (C)	EUR	500,000	540,458
Santander UK Group Holdings PLC (3.823% to 11-3-27, then 3 month LIBOR + 1.400%) 11/03/2028		$500,000	514,811
Tesco PLC 6.125%, 02/24/2022	GBP	175,000	238,784
The Royal Bank of Scotland Group PLC 2.500%, 03/22/2023	EUR	1,200,000	1,399,718
The Royal Bank of Scotland Group PLC (4.269% to 3-22-24, then 3 month LIBOR + 1.762%) 03/22/2025		$300,000	313,755
Virgin Media Secured Finance PLC 5.000%, 04/15/2027 (D)	GBP	200,000	258,833
			11,391,995
United States - 18.1%
Allegion US Holding Company, Inc. 3.200%, 10/01/2024		$300,000	304,288
Allergan Sales LLC 5.000%, 12/15/2021 (D)		300,000	315,165
Ally Financial, Inc. 4.250%, 04/15/2021		100,000	102,125
Ambac Assurance Corp. 5.100%, 06/07/2020 (D)		125	182
American Tower Corp.
1.950%, 05/22/2026	EUR	200,000	237,501
3.450%, 09/15/2021		$400,000	409,225
AT&T, Inc. (3 month LIBOR + 0.750%) 2.888%, 06/01/2021 (C)		1,600,000	1,607,681
AT&T, Inc. (3 month LIBOR + 1.180%) 3.312%, 06/12/2024 (C)		800,000	814,640
Aviation Capital Group LLC 4.125%, 08/01/2025 (D)		1,400,000	1,460,686

68

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Bank of America Corp. (2.328% to 10-1-20, then 3 month LIBOR + 0.630%) 10/01/2021		$500,000	$500,551
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (E)		400,000	433,040
BAT Capital Corp. (3 month LIBOR + 0.590%) 2.765%, 08/14/2020 (C)		400,000	400,767
Bayer US Finance II LLC
3.875%, 12/15/2023 (D)		300,000	313,410
4.250%, 12/15/2025 (D)		300,000	320,286
Bayer US Finance II LLC (3 month LIBOR + 0.630%) 2.736%, 06/25/2021 (C)(D)		200,000	199,770
Bayer US Finance II LLC (3 month LIBOR + 1.010%) 3.129%, 12/15/2023 (C)(D)		200,000	200,122
BBVA USA 3.500%, 06/11/2021		300,000	304,952
Broadcom Corp. 2.650%, 01/15/2023		200,000	199,814
Campbell Soup Company
3.300%, 03/15/2021		200,000	202,879
3.650%, 03/15/2023		300,000	312,106
Charter Communications Operating LLC 3.750%, 02/15/2028		1,300,000	1,334,087
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 07/24/2023		300,000	304,081
Citigroup, Inc. (3.142% to 1-24-22, then 3 month LIBOR + 0.722%) 01/24/2023		400,000	407,413
Consolidated Edison Company of New York, Inc. (3 month LIBOR + 0.400%) 2.506%, 06/25/2021 (C)		300,000	301,012
Continental Resources, Inc. 4.375%, 01/15/2028		300,000	309,980
CVS Health Corp. 3.700%, 03/09/2023		300,000	312,248
Daimler Finance North America LLC (3 month LIBOR + 0.430%) 2.611%, 02/12/2021 (C)(D)		200,000	199,725
Discover Bank 3.350%, 02/06/2023		400,000	412,353
DISH DBS Corp. 5.125%, 05/01/2020		100,000	101,125
Duke Energy Corp. (3 month LIBOR + 0.500%) 2.675%, 05/14/2021 (C)(D)		1,000,000	1,004,010
EMC Corp. 2.650%, 06/01/2020		600,000	599,531
Emera US Finance LP 2.700%, 06/15/2021		400,000	402,338
EQT Corp. 2.500%, 10/01/2020		300,000	299,520
Equifax, Inc. (3 month LIBOR + 0.870%) 3.028%, 08/15/2021 (C)		300,000	299,860
Fidelity National Information Services, Inc.
0.400%, 01/15/2021	EUR	300,000	328,926
Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Fidelity National Information Services, Inc. (continued)
0.750%, 05/21/2023	EUR	100,000	$111,311
Ford Motor Credit Company LLC 3.200%, 01/15/2021		$300,000	300,394
Ford Motor Credit Company LLC (3 month EURIBOR + 0.430%) 0.030%, 05/14/2021 (C)	EUR	700,000	756,277
Ford Motor Credit Company LLC (3 month LIBOR + 1.235%) 3.393%, 02/15/2023 (C)		$500,000	484,790
Fresenius Medical Care US Finance II, Inc. 4.125%, 10/15/2020 (D)		300,000	303,729
GATX Corp. (3 month LIBOR + 0.720%) 3.007%, 11/05/2021 (C)		300,000	300,810
General Mills, Inc. 3.700%, 10/17/2023		500,000	526,344
General Motors Financial Company, Inc. 3.550%, 07/08/2022		200,000	204,299
Harley-Davidson Financial Services, Inc. 2.850%, 01/15/2021 (D)		300,000	300,964
International Lease Finance Corp.
5.875%, 08/15/2022		200,000	219,130
8.250%, 12/15/2020		200,000	213,981
JPMorgan Chase Bank N.A. (3 month LIBOR + 0.340%) 2.607%, 04/26/2021 (C)		1,400,000	1,400,746
Kilroy Realty LP 3.450%, 12/15/2024		100,000	104,008
Komatsu Finance America, Inc. 2.118%, 09/11/2020		200,000	199,442
Kraft Heinz Foods Company 4.875%, 02/15/2025 (D)		684,000	704,169
L3Harris Technologies, Inc. (3 month LIBOR + 0.480%) 2.746%, 04/30/2020 (C)		800,000	799,996
MGM Resorts International 6.625%, 12/15/2021		500,000	542,250
MPLX LP 3.500%, 12/01/2022 (D)		100,000	102,842
MUFG Americas Holdings Corp. 3.000%, 02/10/2025		2,800,000	2,860,024
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 0.375%) 2.479%, 06/30/2021 (C)		700,000	702,520
Navient Corp.
5.875%, 03/25/2021		100,000	103,875
8.000%, 03/25/2020		200,000	204,000
Nissan Motor Acceptance Corp.
2.600%, 09/28/2022 (D)		200,000	200,668
2.650%, 07/13/2022 (D)		200,000	201,046
Penske Truck Leasing Company LP 3.950%, 03/10/2025 (D)		1,500,000	1,584,586
Progress Energy, Inc. 4.400%, 01/15/2021		200,000	204,710
Spirit AeroSystems, Inc. 3.950%, 06/15/2023		200,000	207,424
Spirit AeroSystems, Inc. (3 month LIBOR + 0.800%) 2.919%, 06/15/2021 (C)		100,000	99,916
Sprint Communications, Inc. 7.000%, 08/15/2020		400,000	412,884

69

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Sprint Spectrum Company LLC 4.738%, 03/20/2025 (D)	$300,000	$318,903
Textron, Inc. (3 month LIBOR + 0.550%) 2.731%, 11/10/2020 (C)	900,000	899,595
The Interpublic Group of Companies, Inc. 3.750%, 10/01/2021	300,000	307,537
United Technologies Corp. 3.650%, 08/16/2023	1,480,000	1,565,500
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 3.258%, 05/15/2025 (C)	800,000	812,365
Volkswagen Group of America Finance LLC 2.450%, 11/20/2019 (D)	1,500,000	1,500,030
WEA Finance LLC 3.750%, 09/17/2024 (D)	200,000	211,960
Wells Fargo Bank NA (2.897% to 5-27-21, then 3 month LIBOR + 0.610%) 05/27/2022	600,000	606,737
ZF North America Capital, Inc. 4.500%, 04/29/2022 (D)	200,000	204,663
		36,039,824
TOTAL CORPORATE BONDS (Cost $84,201,713)		$85,907,010
CAPITAL PREFERRED SECURITIES - 0.5%
United States - 0.5%
Dresdner Funding Trust I
8.151%, 06/30/2031 (D)	500,000	673,875
8.151%, 06/30/2031	200,000	269,550
		943,425
TOTAL CAPITAL PREFERRED SECURITIES (Cost $840,000)		$943,425
MUNICIPAL BONDS - 1.1%
United States - 1.1%
American Municipal Power, Inc. (Ohio) 7.334%, 02/15/2028	700,000	909,461
Iowa Tobacco Settlement Authority 6.500%, 06/01/2023	195,000	198,005
State of California (1 month LIBOR + 0.780%) 2.796%, 04/01/2047 (C)	1,200,000	1,203,372
TOTAL MUNICIPAL BONDS (Cost $2,298,147)		$2,310,838
TERM LOANS (G) - 0.3%
United States - 0.3%
CenturyLink, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%), 4.794%, 01/31/2025	589,500	585,244
TOTAL TERM LOANS (Cost $587,382)		$585,244
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.9%
Commercial and residential - 12.6%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1, 4.602%, 09/25/2035 (H)	40,639	39,033
American Home Mortgage Investment Trust, Series 2004-3, Class 5A (12 month LIBOR + 1.500%), 3.689%, 10/25/2034 (C)	2,362	2,362
Global Bond Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America Funding Corp.
Series 2005-E, Class 1A1 (1 month LIBOR + 0.580%), 2.624%, 05/20/2035 (C)		$119,964	$106,261
Series 2006-J, Class 4A1, 4.647%, 01/20/2047 (H)		61,382	59,533
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-6, Class 1A1, 4.852%, 08/25/2033 (H)		27,294	28,277
Series 2003-7, Class 6A, 4.419%, 10/25/2033 (H)		27,094	27,727
Series 2003-9, Class 2A1, 4.619%, 02/25/2034 (H)		5,120	5,279
Series 2004-2, Class 22A, 4.855%, 05/25/2034 (H)		68,652	68,350
Series 2004-2, Class 23A, 3.441%, 05/25/2034 (H)		33,997	31,818
Series 2004-9, Class 22A1, 4.453%, 11/25/2034 (H)		21,338	22,018
Series 2005-12, Class 23A1, 4.069%, 02/25/2036 (H)		305,835	290,239
Bear Stearns ALT-A Trust
Series 2005-7, Class 22A1, 4.201%, 09/25/2035 (H)		430,194	358,179
Series 2005-9, Class 24A1, 4.040%, 11/25/2035 (H)		382,966	334,348
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1, 4.082%, 01/26/2036 (H)		821,534	729,341
Brunel Residential Mortgage Securitisation PLC, Series 2007-1X, Class A4B (3 month GBP LIBOR + 0.220%), 0.987%, 01/13/2039 (C)	GBP	346,277	416,629
Canada Mortgage & Housing Corp. (Merrill Lynch)
Series 98001212 (1 month CDOR - 0.690%), 2.044%, 06/01/2020 (C)	CAD	375,598	283,468
Series 98001247 (1 month CDOR - 0.700%), 2.244%, 07/01/2020 (C)		1,024,095	773,956
Series 98001289 (1 month CDOR - 0.673%), 2.244%, 08/01/2020 (C)		367,821	278,109
Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 3.771%, 07/25/2037 (H)		$56,318	50,979
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1 (1 Year CMT + 2.100%), 4.680%, 09/25/2035 (C)		105,696	108,402
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3, 5.250%, 06/25/2035		68,153	67,144
Series 2005-56, Class 2A2 (12 month Treasury Average Index + 2.040%), 4.486%, 11/25/2035 (C)		49,200	46,988
Series 2005-56, Class 2A3 (12 month Treasury Average Index + 1.500%), 3.946%, 11/25/2035 (C)		59,000	54,705

70

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Countrywide Alternative Loan Trust (continued)
Series 2006-OA9, Class 2A1B (1 month LIBOR + 0.200%), 2.372%, 07/20/2046 (C)		$229,973	$190,132
Series 2007-11T1, Class A12 (1 month LIBOR + 0.350%), 2.495%, 05/25/2037 (C)		188,157	80,749
Series 2007-16CB, Class 5A1, 6.250%, 08/25/2037		99,476	84,378
Series 2007-OA11, Class A1B (12 month Treasury Average Index + 1.250%), 3.696%, 11/25/2047 (C)		1,010,325	899,588
Series 2007-OA3, Class 1A1 (1 month LIBOR + 0.140%), 2.285%, 04/25/2047 (C)		2,200,079	2,096,613
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-12, Class 11A1, 3.803%, 08/25/2034 (H)		18,462	17,566
Series 2004-22, Class A3, 4.241%, 11/25/2034 (H)		87,312	88,180
Series 2004-HYB5, Class 2A1, 4.178%, 04/20/2035 (H)		11,703	11,827
Series 2005-2, Class 2A1 (1 month LIBOR + 0.640%), 2.785%, 03/25/2035 (C)		36,758	37,572
Series 2004-25, Class 1A1 (1 month LIBOR + 0.660%), 2.805%, 02/25/2035 (C)		21,007	21,008
Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%), 2.825%, 02/25/2035 (C)		29,800	28,865
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-8, Class 5A1, 6.500%, 04/25/2033		6,588	6,911
Series 2003-AR18, Class 2A3, 4.198%, 07/25/2033 (H)		4,961	5,084
Finsbury Square PLC, Series 2018-2, Class A (3 month GBP LIBOR + 0.950%), 1.730%, 09/12/2068 (C)	GBP	380,941	468,420
First Horizon Mortgage Pass Through Trust, Series 2005-AR3, Class 2A1, 4.603%, 08/25/2035 (H)		$28,899	24,066
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1 (1 month LIBOR + 0.180%), 2.198%, 01/25/2037 (C)		145,871	140,780
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 4.775%, 10/25/2033 (H)		4,627	4,689
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA IO, 2.109%, 11/10/2045		3,194,956	160,162
GSR Mortgage Loan Trust, Series 2003-1, Class A2 (1 Year CMT + 1.750%), 4.300%, 03/25/2033 (C)		27,493	27,902
Global Bond Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust
Series 2005-12, Class 1A1A (12 month Treasury Average Index + 2.000%), 4.446%, 10/19/2035 (C)		$1,173,141	$901,559
Series 2005-4, Class 3A1, 4.394%, 07/19/2035 (H)		22,605	21,388
Hawksmoor Mortgages, Series 2019-1A, Class A (3 month SONIA + 1.050%), 2.290%, 05/25/2053 (C)(D)	GBP	700,000	861,129
IndyMac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A, 4.245%, 12/25/2034 (H)		$25,750	25,954
JPMorgan Alternative Loan Trust
Series 2006-A5, Class 1A4 (1 month LIBOR + 0.240%), 2.625%, 10/25/2036 (C)		2,237,479	2,202,741
Series 2006-A6, Class 2A1, 5.500%, 11/25/2036 (H)		3,556	2,680
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1, 4.246%, 11/25/2033 (H)		30,304	31,242
Series 2006-S2, Class 1A3, 5.500%, 07/25/2036		186,057	160,782
Series 2007-A1, Class 5A5, 4.627%, 07/25/2035 (H)		127,143	130,254
Series 2007-A1, Class 5A6, 4.627%, 07/25/2035 (H)		115,584	116,175
Lanark Master Issuer PLC, Series 2019-1A, Class 1A2 (3 month GBP LIBOR + 0.820%), 1.581%, 12/22/2069 (C)(D)	GBP	373,333	460,488
Liberty Funding Pty, Ltd., Series 2019-2, Class A1A (1 month BBSW + 0.800%), 1.857%, 06/10/2051 (C)	AUD	352,319	237,834
MASTR Adjustable Rate Mortgages Trust, Series 2007-HF1, Class A1 (1 month LIBOR + 0.240%), 2.258%, 05/25/2037 (C)		$373,033	231,996
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1, 4.437%, 02/25/2033 (H)		47,388	46,154
Series 2005-3, Class 4A (1 month LIBOR + 0.250%), 2.395%, 11/25/2035 (C)		13,353	13,415
MRFC Mortgage Pass Through Trust, Series 2000-TBC3, Class A1 (1 month LIBOR + 0.440%), 2.635%, 12/15/2030 (C)		16,084	15,713
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A (1 month LIBOR + 0.450%), 2.679%, 10/07/2020 (C)		631,117	631,391
Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072%, 08/12/2053 (D)	CAD	529,782	405,963
Residential Accredit Loans Trust
Series 2006-QA2, Class 2A1, 5.483%, 02/25/2036 (H)		$361,202	323,042
Series 2006-QO6, Class A1 (1 month LIBOR + 0.180%), 2.198%, 06/25/2046 (C)		1,399,570	549,003

71

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Residential Accredit Loans Trust (continued)
Series 2007-QO2, Class A1 (1 month LIBOR + 0.150%), 2.168%, 02/25/2047 (C)		$351,135	$192,848
Residential Asset Securitization Trust, Series 2006-R1, Class A2 (1 month LIBOR + 0.400%), 2.545%, 01/25/2046 (C)		349,586	148,901
Residential Funding Mortgage Securities Trust, Series 2005-SA4, Class 1A21, 4.337%, 09/25/2035 (H)		76,707	63,324
Residential Mortgage Securities PLC
Series 29, Class A (3 month GBP LIBOR + 0.950%), 1.726%, 12/20/2046 (C)	GBP	321,492	395,077
Series 30, Class A (3 month GBP LIBOR + 0.800%), 1.576%, 03/20/2050 (C)		352,238	431,594
Series 31, Class A (3 month GBP LIBOR + 1.200%), 1.979%, 09/20/2065 (C)		353,601	435,806
RESIMAC Bastille Trust Series, Series 2018-1NCA, Class A1 (1 month LIBOR + 0.850%), 3.079%, 12/05/2059 (C)(D)		$786,000	786,138
Ripon Mortgages PLC, Series 1X, Class A1 (3 month GBP LIBOR + 0.800%), 1.565%, 08/20/2056 (C)	GBP	377,766	463,742
RMAC PLC, Series 2018-1, Class A (3 month GBP LIBOR + 0.700%), 1.480%, 06/12/2046 (C)		416,269	505,686
Sequoia Mortgage Trust
Series 2003-4, Class 2A1 (1 month LIBOR + 0.350%), 2.394%, 07/20/2033 (C)		$57,467	56,569
Series 5, Class A (1 month LIBOR + 0.700%), 2.882%, 10/19/2026 (C)		7,648	7,585
Silverstone Master Issuer PLC, Series 2019-1A, Class 2A (SONIA + 0.750%), 1.460%, 01/21/2070 (C)(D)	GBP	400,000	493,040
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A1, 4.458%, 02/25/2034 (H)		$51,602	52,038
Series 2004-12, Class 7A1, 4.234%, 09/25/2034 (H)		41,637	42,441
Series 2004-4, Class 3A2, 4.608%, 04/25/2034 (H)		80,010	83,098
Series 2005-18, Class 6A1, 4.396%, 09/25/2035 (H)		101,276	98,670
Structured Asset Mortgage Investments, Inc.
Series 2004-AR3, Class 1A2 (1 month LIBOR + 0.580%), 2.637%, 07/19/2034 (C)		22,241	22,391
Series 2006-AR5, Class 1A1 (1 month LIBOR + 0.210%), 2.355%, 05/25/2036 (C)		361,268	341,716
Global Bond Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 1A1 (1 month LIBOR + 0.290%), 2.435%, 10/25/2036 (C)(D)		$525,183	$461,496
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A, 3.948%, 10/25/2043 (H)		262,543	261,657
Series 2007-2, Class A1 (1 month LIBOR + 1.250%), 3.268%, 06/25/2037 (C)		249,434	236,691
Series 2007-2, Class A2A (12 month LIBOR + 1.250%), 3.283%, 06/25/2037 (C)		338,687	319,426
Series 2007-2, Class A3A (12 month LIBOR + 1.200%), 3.233%, 06/25/2037 (C)		426,704	392,699
Series 2007-3, Class 2A1 (12 month LIBOR + 1.250%), 3.223%, 06/25/2047 (C)		85,353	81,330
Series 2007-3, Class 3A1 (12 month LIBOR + 1.250%), 3.223%, 06/25/2047 (C)		183,443	169,800
Series 2007-3, Class 4A1 (12 month LIBOR + 1.250%), 3.223%, 06/25/2047 (C)		66,206	60,758
Towd Point Mortgage Funding PLC
Series 2018-A12X, Class A (3 month GBP LIBOR + 0.800%), 1.604%, 02/20/2045 (C)	GBP	352,112	431,480
Series 2019-GR4A, Class A1 (3 month GBP LIBOR + 1.025%), 1.798%, 10/20/2051 (C)(D)		566,269	696,518
Uropa Securities PLC
Series 2008-1, Class A (3 month GBP LIBOR + 0.200%), 0.972%, 06/10/2059 (C)		280,467	330,720
Series 2008-1, Class B (3 month GBP LIBOR + 0.750%), 1.522%, 06/10/2059 (C)		56,606	64,744
Series 2008-1, Class M1 (3 month GBP LIBOR + 0.350%), 1.122%, 06/10/2059 (C)		68,070	78,951
Series 2008-1, Class M2 (3 month GBP LIBOR + 0.550%), 1.322%, 06/10/2059 (C)		53,739	62,205
WaMu Mortgage Pass-Through Certificates
Series 2002-AR17, Class 1A (12 month Treasury Average Index + 1.200%), 3.646%, 11/25/2042 (C)		$150,213	147,858
Series 2002-AR2, Class A (COFI + 1.250%), 2.391%, 02/27/2034 (C)		22,137	22,073
Series 2003-AR5, Class A7, 4.684%, 06/25/2033 (H)		24,697	25,438
Series 2005-AR2, Class 2A1A (1 month LIBOR + 0.310%), 2.455%, 01/25/2045 (C)		22,715	22,569

72

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Warwick Finance Residential Mortgages PLC, Series 2, Class A (3 month GBP LIBOR + 1.500%), 2.265%, 09/21/2049 (C)	GBP	153,576	$189,810
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A (12 month Treasury Average Index + 0.940%), 3.386%, 07/25/2046 (C)		$203,007	150,126
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class XA IO, 1.338%, 03/15/2045 (D)		8,159,862	274,874
			25,048,427
U.S. Government Agency - 1.3%
Federal Home Loan Mortgage Corp.
Series 4579, Class FD (1 month LIBOR + 0.350%), 2.859%, 01/15/2038 (C)		563,692	559,214
Series 4579, Class SD IO, 2.169%, 01/15/2038		563,692	39,028
Series T-62, Class 1A1 (12 month Treasury Average Index + 1.200%), 3.646%, 10/25/2044 (C)		625,840	632,598
Federal National Mortgage Association
Series 2002-W8, Class F (1 month LIBOR + 0.400%), 2.545%, 09/25/2032 (C)		750	749
Series 2004-W2, Class 5AF (1 month LIBOR + 0.350%), 2.495%, 03/25/2044 (C)		18,243	18,232
Series 2006-48, Class TF (1 month LIBOR + 0.400%), 2.418%, 06/25/2036 (C)		41,586	41,640
Government National Mortgage Association, Series 2004-68, Class ZC, 6.000%, 08/20/2034		1,164,446	1,305,535
			2,596,996
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,416,621)			$27,645,423
ASSET BACKED SECURITIES - 4.7%
Amresco Residential Securities Corp. Mortgage Loan Trust, Series 1999-1, Class A (1 month LIBOR + 0.940%) 2.958%, 06/25/2029 (C)		25,455	24,730
Apex Credit CLO, Ltd., Series 2016-1A, Class ASR (3 month LIBOR + 1.050%) 3.306%, 10/27/2028 (C)(D)		500,000	499,973
Arbour CLO IV DAC, Series 4A, Class A2R (3 month EURIBOR + 0.870%) 0.870%, 01/15/2030 (C)(D)	EUR	500,000	545,005
Crown Point CLO, Ltd., Series 2018-6A, Class A1 (3 month LIBOR + 1.170%) 3.448%, 10/20/2028 (C)(D)		$500,000	499,995
CWABS Asset-Backed Certificates Trust, Series 2005-4, Class MV5 (1 month LIBOR + 1.005%) 3.150%, 10/25/2035 (C)		2,100,000	2,105,149
Global Bond Trust (continued)
		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Dryden Leveraged Loan CDO, Series 2014-35A, Class AAR (6 month EURIBOR + 0.950%) 0.718%, 05/17/2027 (C)(D)	EUR	249,413	$271,832
Dryden Leveraged Loan CDO, Series 2016-46A, Class A1R (3 month EURIBOR + 0.880%) 0.880%, 01/15/2030 (C)(D)		500,000	544,827
Euro-Galaxy V CLO BV, Series 2016-5A, Class ARV (3 month EURIBOR + 0.820%) 0.820%, 11/10/2030 (C)(D)		500,000	544,986
Home Equity Asset Trust, Series 2002-1, Class A4 (1 month LIBOR + 0.600%) 2.745%, 11/25/2032 (C)		$1,283	1,253
Man GLG Euro CLO II DAC, Series 2A, Class A1R (3 month EURIBOR + 0.870%) 0.874%, 01/15/2030 (C)(D)	EUR	500,000	547,501
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE6, Class A2B (1 month LIBOR + 0.100%) 2.118%, 09/25/2036 (C)		$1,140,456	541,030
Ocean Trails CLO VI, Series 2016-6A, Class AR (3 month LIBOR + 1.150%) 3.453%, 07/15/2028 (C)(D)		500,000	500,054
OZLME BV, Series 1A, Class AR (3 month EURIBOR + 0.820%) 0.820%, 01/18/2030 (C)(D)	EUR	500,000	540,760
RAMP Series Trust, Series 2002-RS3, Class AII1 (1 month LIBOR + 0.560%) 2.578%, 06/25/2032 (C)		$7,084	6,846
Renaissance Home Equity Loan Trust, Series 2002-3, Class M2 (1 month LIBOR + 2.550%) 4.568%, 12/25/2032 (C)		347,937	341,903
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2A (1 month LIBOR + 0.050%) 2.068%, 12/25/2036 (C)		42,488	23,872
Terwin Mortgage Trust, Series 2003-6HE, Class A1 (1 month LIBOR + 0.940%) 2.958%, 11/25/2033 (C)		29,432	28,136
THL Credit Wind River CLO, Ltd., Series 2012-1A, Class AR2 (3 month LIBOR + 0.880%) 3.183%, 01/15/2026 (C)(D)		500,000	500,021
Tikehau CLO II BV, Series 2A, Class AR (3 month EURIBOR + 0.880%) 0.880%, 12/07/2029 (C)(D)	EUR	500,000	545,849
Towd Point Mortgage Trust, Series 2019-HY2, Class A1 (1 month LIBOR + 1.000%) 3.145%, 05/25/2058 (C)(D)		$334,193	336,254
Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A 3.270%, 11/25/2031 (D)		500,000	511,069

73

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
United States Small Business Administration, Series 2000-20K, Class 1 7.220%, 11/01/2020	$2,994	$3,022
TOTAL ASSET BACKED SECURITIES (Cost $9,373,889)		$9,464,067
COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)	5,054	5,054
TOTAL COMMON STOCKS (Cost $1,185)		$5,054
PREFERRED SECURITIES - 0.2%
United Kingdom - 0.2%
Nationwide Building Society, 10.250% (C)	1,940	373,304
TOTAL PREFERRED SECURITIES (Cost $410,172)		$373,304
ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.460%, 12/31/2016 (I)	$4,100,000	56,990
5.625%, 01/24/2013 (I)	4,500,000	63,900
6.875%, 05/02/2018 (I)	2,100,000	30,240
TOTAL ESCROW SHARES (Cost $0)		$151,130
PURCHASED OPTIONS - 0.1%
Calls - 0.0%
Exchange Traded Option on 10-Year Canadian Treasury Note Futures (Expiration Date: 11-15-19; Strike Price: CAD 160.00; Notional Amount: 3,000) (I)	3	11
Exchange Traded Option on Euro BOBL Futures (Expiration Date: 11-22-19; Strike Price: EUR 141.00; Notional Amount: 800,000) (I)	8	44
Exchange Traded Option on Euro BUND Futures (Expiration Date: 11-22-19; Strike Price: EUR 185.00; Notional Amount: 4,100,000) (I)	41	455
Exchange Traded Option on Euro BUND Futures (Expiration Date: 11-22-19; Strike Price: EUR 186.50; Notional Amount: 3,400,000) (I)	34	377
Exchange Traded Option on Euro BUND Futures (Expiration Date: 11-22-19; Strike Price: EUR 187.00; Notional Amount: 1,000,000) (I)	10	111
Exchange Traded Option on Euro OAT Futures (Expiration Date: 11-22-19; Strike Price: EUR 200.00; Notional Amount: 5,200,000) (I)	52	580
Exchange Traded Option on Euro Schatz Futures (Expiration Date: 11-22-19; Strike Price: EUR 114.10; Notional Amount: 4,300,000) (I)	43	239
Exchange Traded Option on Euro Schatz Futures (Expiration Date: 11-22-19; Strike Price: EUR 114.90; Notional Amount: 5,000,000) (I)	50	277
Exchange Traded Option on Euro Schatz Futures (Expiration Date: 11-22-19; Strike Price: EUR 115.50; Notional Amount: 25,000,000) (I)	250	1,388
Global Bond Trust (continued)
	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Calls (continued)
Exchange Traded Option on U.K. Long Gilt Bond Futures (Expiration Date: 11-22-19; Strike Price: GBP 159.00; Notional Amount: 1,000,000) (I)	10	$2
Exchange Traded Option on U.K. Long Gilt Bond Futures (Expiration Date: 11-22-19; Strike Price: GBP 163.00; Notional Amount: 700,000) (I)	7	0
Over the Counter Option on the USD vs. INR (Expiration Date: 10-16-19; Strike Price: $82.00; Counterparty: HSBC Bank USA) (I)(J)	2,600,000	3
Over the Counter Option on the USD vs. INR (Expiration Date: 10-16-19; Strike Price: $82.00; Counterparty: HSBC Bank USA) (I)(J)	600,000	1
		3,488
Puts - 0.1%
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 11-22-19; Strike Price: $116.00; Notional Amount: 157,000) (I)	157	0
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 11-22-19; Strike Price: $109.25; Notional Amount: 321,000) (I)	321	1,254
Exchange Traded Option on Euro BOBL Futures (Expiration Date: 11-22-19; Strike Price: EUR 130.25; Notional Amount: 4,000,000) (I)	40	221
Exchange Traded Option on Euro BTP Futures (Expiration Date: 11-22-19; Strike Price: EUR 100.00; Notional Amount: 600,000) (I)	6	67
Exchange Traded Option on Ultra U.S. Treasury Bond Futures (Expiration Date: 11-22-19; Strike Price: $135.00; Notional Amount: 27,000) (I)	27	232
Exchange Traded Option on Ultra U.S. Treasury Bond Futures (Expiration Date: 11-22-19; Strike Price: $137.00; Notional Amount: 4,000) (I)	4	0
Over the Counter Option on 2 Year Interest Rate Swap. Receive a floating rate based on 6-month JPY LIBOR and pay a fixed rate of 0.147% (Expiration Date: 6-29-20; Strike Rate: 0.147%; Counterparty: Morgan Stanley, Inc.) (I)(J)	168,000,000	1,315
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 1.733% (Expiration Date: 8-26-21; Strike Rate: 1.733%; Counterparty: Credit Suisse Securities (USA) LLC) (I)(J)	700,000	57,971

74

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Puts (continued)
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 1.752% (Expiration Date: 8-23-21; Strike Rate: 1.752%; Counterparty: Morgan Stanley, Inc.) (I)(J)		600,000	$48,273
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 1.779% (Expiration Date: 8-19-20; Strike Rate: 1.779%; Counterparty: Deutsche Bank AG) (I)(J)		800,000	42,404
Over the Counter Option on the AUD vs. USD (Expiration Date: 10-15-19; Strike Price: AUD 0.63; Counterparty: Bank of America N.A.) (I)(J)		3,000,000	2
Over the Counter Option on the USD vs. BRL (Expiration Date: 12-12-19; Strike Price: $4.02; Counterparty: Goldman Sachs Bank USA) (I)(J)		1,008,000	7,877
			159,616
TOTAL PURCHASED OPTIONS (Cost $189,212)			$163,104
SHORT-TERM INVESTMENTS - 2.5%
Foreign government - 1.4%
Italy Treasury Bill (0.294%), 11/14/2019 *	EUR	2,500,000	2,726,131
Repurchase agreement - 1.1%
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $2,254,050 on 10-1-19, collateralized by $2,250,000 U.S. Treasury Notes, 2.625% due 6-15-21 (valued at $2,302,043, including interest)		$2,254,000	2,254,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,990,983)			$4,980,131
Total Investments (Global Bond Trust) (Cost $289,224,925) - 147.3%			$293,597,274
Other assets and liabilities, net - (47.3%)			(94,226,028)
TOTAL NET ASSETS - 100.0%			$199,371,246
SECURITIES SOLD SHORT - (1.3%)
Foreign government - (1.3)%
Government of Canada 2.750%, 12/01/2048	CAD	(2,600,000)	$(2,517,870)
TOTAL SECURITIES SOLD SHORT (Cost $(2,488,742))			$(2,517,870)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
Global Bond Trust (continued)
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SONIA	Sterling Overnight Interbank Average Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $53,722,056 or 26.9% of the fund's net assets as of 9-30-19.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	4	Long	Dec 2019	$399,758	$397,814	$(1,944)
75

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japan Government Bond Futures	1	Long	Dec 2019	$1,433,344	$1,433,711	$367
10-Year U.S. Treasury Note Futures	110	Long	Dec 2019	14,418,692	14,334,375	(84,317)
3-Year Australian Treasury Bond Futures	79	Long	Dec 2019	6,146,509	6,168,759	22,250
5-Year U.S. Treasury Note Futures	198	Long	Dec 2019	23,730,886	23,591,391	(139,495)
Euro-BTP Italian Government Bond Futures	28	Long	Dec 2019	4,373,367	4,450,834	77,467
Euro-Buxl Futures	5	Long	Dec 2019	1,220,204	1,185,321	(34,883)
German Euro BOBL Futures	19	Long	Dec 2019	2,829,912	2,809,183	(20,729)
Short-term Euro-BTP Italian Government Bond Futures	82	Long	Dec 2019	10,076,188	10,071,773	(4,415)
Ultra U.S. Treasury Bond Futures	31	Long	Dec 2019	6,051,853	5,949,094	(102,759)
10-Year Canada Government Bond Futures	14	Short	Dec 2019	(1,490,750)	(1,506,888)	(16,138)
Euro Schatz Futures	343	Short	Dec 2019	(42,087,129)	(41,994,903)	92,226
Euro-OAT Futures	49	Short	Dec 2019	(9,189,245)	(9,095,843)	93,402
German Euro BUND Futures	45	Short	Dec 2019	(8,494,366)	(8,546,573)	(52,207)
U.K. Long Gilt Bond Futures	13	Short	Dec 2019	(2,132,013)	(2,145,711)	(13,698)
						$(184,873)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	3,000	USD	2,018	BOA	10/3/2019	$7	—
AUD	594,000	USD	400,647	BNP	10/3/2019	289	—
AUD	1,191,000	USD	805,623	SCB	10/3/2019	—	$(1,727)
AUD	4,013,000	USD	2,722,613	MSI	11/15/2019	—	(10,041)
BRL	2,788,072	USD	676,202	BOA	10/2/2019	—	(5,177)
BRL	150,094	USD	37,000	CITI	10/2/2019	—	(876)
BRL	15,555,035	USD	3,723,082	CSFB	10/2/2019	20,654	—
BRL	12,180,934	USD	2,925,015	DB	10/2/2019	6,653	—
BRL	1,895,075	USD	455,066	GSI	10/2/2019	1,035	—
BRL	8,300,000	USD	2,175,737	CITI	1/3/2020	—	(189,093)
BRL	8,400,000	USD	2,202,643	GSI	1/3/2020	—	(192,064)
CAD	100,000	USD	75,969	BARC	10/2/2019	—	(488)
CAD	403,000	USD	304,109	BNP	10/2/2019	81	—
CAD	985,000	USD	739,295	CITI	10/2/2019	4,198	—
CAD	160,000	USD	121,146	UBS	10/2/2019	—	(376)
CAD	274,000	USD	205,802	BNP	10/3/2019	1,021	—
CAD	1,604,000	USD	1,211,517	GSI	10/3/2019	—	(772)
CHF	212,000	USD	214,449	BNP	10/3/2019	—	(2,016)
CHF	605,000	USD	610,673	HUS	10/3/2019	—	(4,438)
CHF	1,170,000	USD	1,219,186	MSI	11/15/2019	—	(42,516)
CLP	93,360,940	USD	131,643	BARC	12/3/2019	—	(3,441)
CNY	15,539,937	USD	2,165,151	NWM	12/18/2019	7,340	—
CNY	4,422,915	USD	613,272	BOA	3/18/2020	3,747	—
CNY	7,261,500	USD	1,016,390	DB	3/18/2020	—	(3,376)
CNY	4,436,821	USD	617,872	HUS	3/18/2020	1,086	—
COP	5,022,763,816	USD	1,569,295	GSI	10/15/2019	—	(126,792)
CZK	4,097,188	USD	176,627	BNP	10/21/2019	—	(3,461)
CZK	4,079,213	USD	174,408	HUS	1/17/2020	—	(1,601)
DKK	45,179,306	USD	6,646,459	BOA	10/1/2019	—	(50,892)
DKK	2,620,000	USD	402,536	JPM	10/1/2019	—	(20,051)
DKK	4,090,000	USD	603,109	GSI	1/2/2020	—	(1,340)
EUR	807,160	RON	3,859,032	CITI	10/22/2019	—	(5,244)
EUR	118,597	RON	588,217	BOA	3/16/2020	—	(3,795)
EUR	103,264	RON	512,783	BNP	3/16/2020	—	(3,445)
EUR	104,022	RON	516,469	CITI	3/16/2020	—	(3,452)
EUR	104,117	RON	517,295	MSI	3/16/2020	—	(3,537)
EUR	179,000	USD	195,163	BNP	10/3/2019	—	(47)
EUR	1,117,000	USD	1,237,308	UBS	10/3/2019	—	(19,741)
EUR	8,558,074	USD	9,630,797	BARC	11/15/2019	—	(272,509)
EUR	3,179,000	USD	3,536,354	CITI	11/15/2019	—	(60,105)
EUR	1,672,000	USD	1,856,729	JPM	11/15/2019	—	(28,390)
EUR	2,505,000	USD	2,779,540	NWM	11/15/2019	—	(40,313)
EUR	481,000	USD	527,605	UBS	11/15/2019	—	(1,630)
76

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	31,000	USD	39,634	MSI	6/28/2021	—	$(4,442)
GBP	974,511	USD	1,200,763	BOA	10/2/2019	—	(2,553)
GBP	862,000	USD	1,075,520	CITI	10/2/2019	—	(15,648)
GBP	421,000	USD	525,042	GSI	10/2/2019	—	(7,402)
GBP	1,000	USD	1,244	BOA	10/3/2019	—	(14)
GBP	167,000	USD	201,697	BNP	10/3/2019	$3,646	—
GBP	5,000	USD	6,214	SCB	10/3/2019	—	(66)
GBP	170,000	USD	210,204	UBS	10/3/2019	—	(1,172)
HKD	176,172	USD	22,545	BNP	12/16/2019	—	(50)
HKD	1,504,502	USD	192,557	HUS	12/16/2019	—	(451)
HKD	6,853,880	USD	877,231	JPM	12/16/2019	—	(2,080)
HKD	3,712,907	USD	475,252	MSI	12/16/2019	—	(1,163)
HKD	3,062,000	USD	391,900	SCB	12/16/2019	—	(923)
HKD	254,539	USD	32,513	HUS	12/18/2019	—	(12)
HUF	44,267,082	USD	149,705	JPM	2/10/2020	—	(4,455)
IDR	1,704,043,000	USD	121,000	HUS	12/18/2019	—	(1,984)
IDR	648,370,000	USD	46,000	JPM	12/18/2019	—	(716)
IDR	25,996,046,825	USD	1,795,274	SCB	12/18/2019	20,371	—
ILS	542,000	USD	154,653	JPM	12/16/2019	1,885	—
INR	18,376,603	USD	258,000	BNP	10/17/2019	1,470	—
INR	142,710	USD	2,000	GSI	10/17/2019	15	—
INR	101,451,966	USD	1,400,343	HUS	10/18/2019	32,005	—
INR	143,780	USD	2,000	BOA	12/18/2019	16	—
INR	22,067,160	USD	307,000	BNP	12/18/2019	2,420	—
INR	9,266,715	USD	129,000	HUS	12/18/2019	936	—
INR	18,903,099	USD	261,805	JPM	12/18/2019	3,250	—
INR	129,222,180	USD	1,761,000	HUS	4/27/2020	20,852	—
INR	128,572,500	USD	1,750,000	BNP	5/4/2020	21,353	—
JPY	70,800,000	USD	671,090	UBS	10/2/2019	—	(16,292)
JPY	43,170,000	USD	399,476	BNP	10/3/2019	—	(190)
JPY	87,288,000	USD	816,134	MSI	10/3/2019	—	(8,794)
JPY	70,800,000	USD	659,341	UBS	11/5/2019	—	(3,091)
JPY	2,327,926,718	USD	22,276,050	HUS	11/15/2019	—	(684,453)
JPY	24,300,000	USD	230,147	SCB	11/15/2019	—	(4,764)
KRW	1,218,912,621	USD	1,021,635	CITI	10/17/2019	—	(4,625)
KRW	2,794,795,729	USD	2,311,946	HUS	12/18/2019	23,722	—
MXN	12,645,000	USD	648,618	MSI	10/9/2019	—	(8,608)
MXN	42,687,355	USD	2,175,895	CITI	10/16/2019	—	(17,824)
MXN	10,205,355	USD	520,769	BNP	10/23/2019	—	(5,429)
MXN	26,226,000	USD	1,310,560	CITI	11/19/2019	7,980	—
MXN	10,205,355	USD	515,313	HUS	1/16/2020	—	(6,609)
MXN	22,116,000	USD	1,100,490	JPM	1/22/2020	952	—
MYR	1,300,000	USD	309,671	MSI	11/4/2019	451	—
MYR	2,649,596	USD	630,256	MSI	12/18/2019	1,098	—
NOK	12,000	USD	1,321	BNP	10/3/2019	—	(2)
NOK	1,877,000	USD	206,340	CITI	10/3/2019	—	(19)
NOK	5,437,000	USD	608,033	SCB	10/3/2019	—	(10,395)
NOK	1,215,000	USD	136,421	HUS	11/15/2019	—	(2,775)
NZD	771,000	USD	496,661	BNP	10/2/2019	—	(13,861)
NZD	800,000	USD	505,347	CITI	10/2/2019	—	(4,387)
NZD	989,000	USD	624,955	GSI	10/3/2019	—	(5,629)
NZD	955,000	USD	600,515	HUS	10/3/2019	—	(2,480)
NZD	964,000	USD	608,621	SCB	10/3/2019	—	(4,950)
PLN	2,999,352	USD	765,152	SCB	2/10/2020	—	(15,831)
RON	2,048,000	EUR	420,868	CITI	3/16/2020	4,444	—
RON	86,764	EUR	17,847	MSI	3/16/2020	169	—
RON	1,918,000	USD	449,947	BNP	10/22/2019	—	(9,424)
RON	1,923,000	USD	448,585	CITI	10/22/2019	—	(6,914)
SEK	3,908,000	USD	401,793	BNP	10/3/2019	—	(4,776)
SEK	1,974,000	USD	204,528	JPM	10/3/2019	—	(3,988)
SEK	127,000	USD	12,955	SCB	10/3/2019	—	(53)
SEK	7,920,961	USD	808,787	UBS	10/3/2019	—	(4,090)
SEK	3,406,165	USD	358,999	MSI	11/15/2019	—	(12,003)
THB	19,235,209	USD	627,842	BNP	12/18/2019	2,007	—
TWD	33,600,608	USD	1,082,000	BNP	10/16/2019	1,024	—
TWD	9,300,000	USD	300,000	BARC	11/21/2019	715	—
77

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
TWD	2,118,880	USD	68,000	CITI	11/21/2019	$514	—
TWD	3,374,460	USD	108,000	CSFB	11/21/2019	1,113	—
TWD	7,672,740	USD	246,000	DB	11/21/2019	2,098	—
TWD	7,014,375	USD	225,000	HUS	11/21/2019	1,809	—
TWD	1,401,750	USD	45,000	SCB	11/21/2019	326	—
TWD	33,600,608	USD	1,095,124	DB	12/18/2019	—	$(6,182)
USD	793,582	AUD	1,171,000	BOA	10/3/2019	3,185	—
USD	219,374	AUD	319,000	HUS	10/3/2019	4,057	—
USD	905,395	AUD	1,329,000	CITI	11/15/2019	7,063	—
USD	139,272	AUD	204,000	HUS	11/15/2019	1,379	—
USD	671,000	BRL	2,788,072	BOA	10/2/2019	—	(24)
USD	36,042	BRL	150,094	CITI	10/2/2019	—	(82)
USD	3,735,240	BRL	15,555,035	CSFB	10/2/2019	—	(8,495)
USD	2,926,983	BRL	12,180,934	DB	10/2/2019	—	(4,685)
USD	455,000	BRL	1,895,075	GSI	10/2/2019	—	(1,101)
USD	3,715,922	BRL	15,555,035	CSFB	11/4/2019	—	(19,184)
USD	2,066,116	BRL	8,400,000	BNP	1/3/2020	55,536	—
USD	2,094,109	BRL	8,300,000	GSI	1/3/2020	107,465	—
USD	155,786	CAD	205,000	CITI	10/2/2019	1,048	—
USD	104,061	CAD	138,000	GSI	10/2/2019	—	(104)
USD	343,306	CAD	453,000	HUS	10/2/2019	1,375	—
USD	601,976	CAD	797,000	BNP	10/3/2019	378	—
USD	609,092	CAD	801,000	CITI	10/3/2019	4,475	—
USD	411,724	CAD	546,000	SCB	10/3/2019	—	(413)
USD	210,320	CHF	207,294	CITI	10/3/2019	2,603	—
USD	617,112	CHF	610,000	UBS	10/3/2019	5,867	—
USD	60,921	CHF	60,000	BOA	11/15/2019	579	—
USD	262,582	CNY	1,891,769	DB	3/18/2020	—	(1,329)
USD	754,894	CNY	5,445,051	HUS	3/18/2020	—	(4,717)
USD	379,638	COP	1,284,921,550	CITI	11/25/2019	11,329	—
USD	174,408	CZK	4,088,642	HUS	10/21/2019	1,602	—
USD	7,354,710	DKK	47,987,273	CITI	10/1/2019	349,217	—
USD	6,700,676	DKK	45,179,306	BOA	1/2/2020	53,356	—
USD	1,018,331	EUR	921,121	CITI	10/3/2019	14,279	—
USD	598,437	EUR	543,000	SCB	10/3/2019	6,549	—
USD	417,660	EUR	380,000	UBS	10/3/2019	3,447	—
USD	889,331	EUR	798,000	BOA	11/15/2019	16,715	—
USD	861,337	EUR	782,000	BARC	11/15/2019	6,216	—
USD	3,597,335	EUR	3,240,000	BNP	11/15/2019	54,382	—
USD	4,889,825	EUR	4,405,000	CITI	11/15/2019	72,940	—
USD	1,405,352	EUR	1,269,000	JPM	11/15/2019	17,695	—
USD	2,757,027	GBP	2,257,511	CITI	10/2/2019	—	(18,695)
USD	605,076	GBP	491,000	BNP	10/3/2019	1,342	—
USD	614,201	GBP	503,000	JPM	10/3/2019	—	(4,289)
USD	1,202,386	GBP	974,511	BOA	11/4/2019	2,568	—
USD	253,275	HKD	1,981,000	BARC	12/16/2019	328	—
USD	471,547	HKD	3,690,000	CITI	12/16/2019	383	—
USD	936,796	HKD	7,324,554	HUS	12/16/2019	1,547	—
USD	295,736	HKD	2,313,907	MSI	12/16/2019	280	—
USD	122,000	HKD	958,615	BNP	9/3/2020	—	(401)
USD	1,237,000	HKD	9,721,583	SCB	9/3/2020	—	(4,307)
USD	299,748	IDR	4,255,524,000	HUS	12/18/2019	2,529	—
USD	258,751	INR	18,519,313	JPM	10/17/2019	—	(2,734)
USD	794,213	INR	55,880,819	BNP	10/18/2019	5,261	—
USD	620,000	INR	45,571,147	HUS	10/18/2019	—	(23,395)
USD	382,000	INR	27,827,554	BARC	12/18/2019	—	(8,191)
USD	100,000	INR	7,271,500	SCB	12/18/2019	—	(1,959)
USD	210,000	INR	15,281,700	UBS	12/18/2019	—	(4,276)
USD	1,781,147	INR	129,222,180	GSI	4/27/2020	—	(706)
USD	895,461	INR	64,341,500	BNP	5/4/2020	9,023	—
USD	891,354	INR	64,231,000	JPM	5/4/2020	6,439	—
USD	657,840	JPY	70,800,000	UBS	10/2/2019	3,043	—
USD	1,221,061	JPY	130,504,000	CITI	10/3/2019	14,010	—
USD	210,598	JPY	22,600,000	BOA	11/15/2019	982	—
USD	167,920	JPY	17,800,000	BARC	11/15/2019	2,824	—
USD	335,989	JPY	35,500,000	CITI	11/15/2019	6,725	—
78

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	70,356	JPY	7,400,000	NWM	11/15/2019	$1,721	—
USD	77,939	JPY	8,400,000	SCB	11/15/2019	29	—
USD	1,020,000	KRW	1,214,144,862	BNP	10/17/2019	6,968	—
USD	4,000	KRW	4,767,759	GSI	10/17/2019	22	—
USD	1,023,496	KRW	1,218,912,621	CITI	12/18/2019	4,826	—
USD	44,029	KRW	52,929,900	HUS	12/18/2019	—	$(206)
USD	2,118,584	MXN	42,687,355	CITI	10/16/2019	—	(39,487)
USD	522,080	MXN	10,205,355	HUS	10/23/2019	6,740	—
USD	1,293,910	MXN	26,226,000	JPM	11/19/2019	—	(24,629)
USD	412,471	MYR	1,700,000	GSI	11/4/2019	6,927	—
USD	267,217	MYR	1,100,000	MSI	11/4/2019	4,806	—
USD	655,578	MYR	2,700,000	UBS	11/4/2019	11,479	—
USD	200,094	NOK	1,813,000	CITI	10/3/2019	808	—
USD	618,218	NOK	5,513,000	SCB	10/3/2019	12,225	—
USD	377,833	NOK	3,390,000	BOA	11/15/2019	4,946	—
USD	817,475	NZD	1,289,000	MSI	10/2/2019	10,303	—
USD	1,209,283	NZD	1,905,000	GSI	10/3/2019	16,344	—
USD	440,258	NZD	684,000	HUS	10/3/2019	11,927	—
USD	502,912	PEN	1,699,167	CITI	11/18/2019	—	(310)
USD	74,408	PEN	253,752	CITI	11/29/2019	—	(703)
USD	396,779	SEK	3,901,000	BNP	10/3/2019	473	—
USD	838,184	SEK	8,082,000	CITI	10/3/2019	17,126	—
USD	1,667,326	SGD	2,313,457	MSI	12/18/2019	—	(7,997)
USD	1,088,561	TWD	33,600,608	DB	10/16/2019	5,537	—
USD	794,154	TWD	24,857,794	HUS	11/21/2019	—	(9,622)
USD	93,212	TWD	2,925,000	JPM	11/21/2019	—	(1,368)
USD	116,625	TWD	3,650,000	SCB	11/21/2019	—	(1,398)
USD	2,066,943	TWD	64,292,274	BNP	12/18/2019	—	(16,667)
USD	309,045	TWD	9,503,127	MSI	12/18/2019	1,064	—
USD	734,886	TWD	22,465,479	NOM	12/18/2019	6,816	—
USD	1,093,442	ZAR	16,044,000	BNP	10/8/2019	34,921	—
USD	669,215	ZAR	10,025,000	GSI	10/8/2019	7,804	—
USD	847,943	ZAR	11,929,000	JPM	10/8/2019	60,913	—
ZAR	20,675,694	USD	1,447,057	CITI	10/7/2019	—	(82,774)
ZAR	9,339,000	USD	640,585	JPM	10/8/2019	—	(24,434)
ZAR	7,717,000	USD	499,951	MSI	10/8/2019	9,187	—
						$1,306,685	$(2,332,997)

WRITTEN OPTIONS
Options on exchange-traded futures contracts
Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
5-Year U.S. Treasury Note Futures	USD	119.00	Oct 2019	43	43,000	$10,690	$(21,164)
Euro BOBL Futures	EUR	136.50	Oct 2019	14	1,400,000	5,145	(379)
Euro BOBL Futures	EUR	136.50	Nov 2019	13	1,300,000	7,187	(1,177)
Euro BUND Futures	EUR	173.00	Nov 2019	3	300,000	4,551	(6,384)
Euro BUND Futures	EUR	175.00	Nov 2019	11	1,100,000	9,848	(9,979)
Euro BUND Futures	EUR	178.50	Nov 2019	22	2,200,000	19,795	(2,965)
						$57,216	$(42,048)
Puts
5-Year U.S. Treasury Note Futures	USD	117.00	Oct 2019	43	43,000	9,315	(840)
Euro BOBL Futures	EUR	136.50	Oct 2019	14	1,400,000	6,649	(13,371)
Euro BOBL Futures	EUR	136.50	Nov 2019	13	1,300,000	6,910	(13,216)
Euro BUND Futures	EUR	170.50	Oct 2019	44	4,400,000	13,690	(2,625)
Euro BUND Futures	EUR	173.00	Nov 2019	3	300,000	4,418	(2,294)
Euro BUND Futures	EUR	175.00	Nov 2019	11	1,100,000	22,629	(19,162)
Euro Schatz Futures	EUR	112.20	Nov 2019	48	4,800,000	4,551	(1,880)
						$68,162	$(53,388)
						$125,378	$(95,436)
79

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar versus Brazilian Real	GSI	USD	4.28	Dec 2019	1,008,000	$11,350	$(14,138)
U.S. Dollar versus Chinese Yuan Renminbi	HUS	USD	7.18	Oct 2019	1,000,000	3,325	(4,217)
						$14,675	$(18,355)
Puts
U.S. Dollar versus Brazilian Real	GSI	USD	3.88	Dec 2019	1,008,000	6,582	(2,435)
U.S. Dollar versus Chinese Yuan Renminbi	HUS	USD	7.05	Oct 2019	1,000,000	3,325	(1,687)
						$9,907	$(4,122)
						$24,582	$(22,477)
* For this type of option, notional amounts are equivalent to number of contracts.
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Calls
30-Year Interest Rate Swap	CITI	6 month EUR EURIBOR	Receive	0.050%	Dec 2019	EUR	350,000	$9,000	$(6,896)
30-Year Interest Rate Swap	BARC	6 month EUR EURIBOR	Receive	0.000%	Dec 2019	EUR	100,000	2,813	(1,785)
30-Year Interest Rate Swap	DB	6 month EUR EURIBOR	Receive	0.000%	Dec 2019	EUR	500,000	11,418	(8,925)
5-Year Interest Rate Swap	GSI	3 month USD LIBOR	Receive	1.498%	Oct 2019	USD	2,100,000	9,681	(8,076)
5-Year Interest Rate Swap	GSI	3 month USD LIBOR	Receive	1.335%	Oct 2019	USD	2,100,000	3,318	(2,733)
								$36,230	$(28,415)
Puts
2-Year Interest Rate Swap	MSI	6 month JPY LIBOR	Pay	0.047%	Jun 2020	JPY	337,000,000	1,110	(1,048)
3-Year Interest Rate Swap	DB	3 month USD LIBOR	Pay	1.456%	Aug 2020	USD	6,700,000	42,278	(46,649)
3-Year Interest Rate Swap	MSI	3 month USD LIBOR	Pay	1.448%	Aug 2021	USD	5,000,000	44,534	(51,324)
3-Year Interest Rate Swap	CSFB	3 month USD LIBOR	Pay	1.399%	Aug 2021	USD	5,800,000	51,515	(63,557)
5-Year Interest Rate Swap	GSI	3 month USD LIBOR	Pay	1.497%	Oct 2019	USD	2,100,000	9,681	(8,170)
5-Year Interest Rate Swap	GSI	3 month USD LIBOR	Pay	1.660%	Oct 2019	USD	2,100,000	4,095	(2,345)
								$153,213	$(173,093)
								$189,443	$(201,508)
* For this type of option, notional amounts are equivalent to number of contracts.
Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
Calls
5-Year Credit Default Swap	DB	iTraxx Europe Series 31 Version 2	Buy	0.400%	Dec 2019	EUR	400,000	$199	$(170)
5-Year Credit Default Swap	MLI	iTraxx Europe Series 32 Version 1	Buy	0.475%	Dec 2019	EUR	300,000	165	(146)
5-Year Credit Default Swap	DB	iTraxx Europe Series 32 Version 1	Buy	0.475%	Jan 2020	EUR	500,000	274	(339)
								$638	$(655)
Puts
5-Year Credit Default Swap	DB	iTraxx Europe Series 31 Version 2	Sell	0.700%	Dec 2019	EUR	400,000	419	(279)
5-Year Credit Default Swap	MLI	iTraxx Europe Series 32 Version 1	Sell	0.800%	Dec 2019	EUR	300,000	285	(204)
5-Year Credit Default Swap	DB	iTraxx Europe Series 32 Version 1	Sell	0.800%	Jan 2020	EUR	500,000	739	(534)
								$1,443	$(1,017)
								$2,081	$(1,672)
* For this type of option, notional amounts are equivalent to number of contracts.
Inflation floors
Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date		Notional amount*	Premium	Value
Floor- CPURNSA Index	CITI	217.965	Maximum of ((1+0.0%)[10] - (Final Index/Index Initial)) or $0	Sep 2020	USD	1,900,000	$24,510	—
							$24,510	—
* For this type of option, notional amounts are equivalent to number of contracts.
80

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP	1,200,000	ILS	ILS TELBOR Reuters	Fixed 1.180%	Annual	Quarterly	Jan 2024	—	$15,222	$15,222
BNP	6,100,000	CNY	CNY CNREPOFIX Reuters	Fixed 3.005%	Quarterly	Quarterly	Jun 2024	—	4,183	4,183
BNP	400,000	ILS	ILS TELBOR Reuters	Fixed 1.786%	Annual	Quarterly	May 2029	—	10,771	10,771
BOA	11,800,000	CNY	CNY CNREPOFIX Reuters	Fixed 3.025%	Quarterly	Quarterly	Jun 2024	—	9,569	9,569
CITI	3,500,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.935%	Quarterly	Quarterly	Apr 2024	—	1,246	1,246
CITI	4,400,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.898%	Quarterly	Quarterly	Jul 2024	—	220	220
CITI	800,000	ILS	ILS TELBOR Reuters	Fixed 1.755%	Annual	Quarterly	Apr 2029	—	20,868	20,868
GSCM	2,500,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.930%	Quarterly	Quarterly	Apr 2024	—	811	811
GSCM	1,389,000,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.785%	Quarterly	Quarterly	Mar 2029	—	61,769	61,769
GSCM	700,000	ILS	ILS TELBOR Reuters	Fixed 1.780%	Annual	Quarterly	Apr 2029	—	18,811	18,811
GSCM	700,000	ILS	ILS TELBOR Reuters	Fixed 1.779%	Annual	Quarterly	Apr 2029	—	18,721	18,721
GSI	4,800,000	CNY	CNY CNREPOFIX Reuters	Fixed 3.010%	Quarterly	Quarterly	Jun 2024	—	3,442	3,442
HUS	800,000	ILS	ILS TELBOR Reuters	Fixed 1.785%	Annual	Quarterly	Apr 2029	—	21,581	21,581
JPM	700,000	ILS	ILS TELBOR Reuters	Fixed 1.775%	Annual	Quarterly	Apr 2029	$303	18,385	18,688
MSI	17,700,000	CNY	CNY CNREPOFIX Reuters	Fixed 3.200%	Quarterly	Quarterly	Jun 2024	—	33,732	33,732
NOM	1,250,000,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.725%	Quarterly	Quarterly	Mar 2024	—	23,734	23,734
SCB	15,300,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.788%	Quarterly	Quarterly	Jul 2024	—	(10,237)	(10,237)
SCB	23,000,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.840%	Quarterly	Quarterly	Jul 2024	—	(8,301)	(8,301)
SCB	216,000,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.795%	Quarterly	Quarterly	Mar 2029	—	9,776	9,776
								$303	$254,303	$254,606
Centrally cleared	133,300,000	USD	USD Federal Funds Rate Compounded OIS	Fixed 1.823%	At Maturity	At Maturity	Oct 2019	—	(3,532)	(3,532)
Centrally cleared	133,400,000	USD	USD Federal Funds Rate Compounded OIS	Fixed 1.852%	At Maturity	At Maturity	Oct 2019	—	(267)	(267)
Centrally cleared	1,820,000	NZD	NZD BBR FRA	Fixed 2.500%	Semi-Annual	Quarterly	Feb 2020	749	6,951	7,700
Centrally cleared	14,400,000	USD	1 month LIBOR + 0.117%	3 month LIBOR	Quarterly	Quarterly	Mar 2020	—	5,628	5,628
Centrally cleared	68,000,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	478,908	(670,381)	(191,473)
Centrally cleared	7,300,000	GBP	GBP LIBOR BBA	Fixed 1.500%	At Maturity	Quarterly	Dec 2020	20,695	58,422	79,117
Centrally cleared	20,800,000	BRL	Fixed 7.345%	BRL CDI	At Maturity	At Maturity	Jul 2021	269	(179,167)	(178,898)
Centrally cleared	5,600,000	EUR	Fixed 0.000%	EUR EURIBOR Reuters	Annual	Semi-Annual	Dec 2021	(46,842)	(10,675)	(57,517)
Centrally cleared	9,300,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2021	(129,561)	(42,506)	(172,067)
Centrally cleared	8,800,000	USD	1 month LIBOR + 0.091%	3 month LIBOR	Monthly	Quarterly	Mar 2022	(358)	1,573	1,215
Centrally cleared	11,200,000	GBP	GBP LIBOR BBA	Fixed 0.750%	Semi-Annual	Semi-Annual	Mar 2022	(13,068)	56,945	43,877
Centrally cleared	29,600,000	USD	1 month LIBOR + 0.084%	3 month LIBOR	Quarterly	Quarterly	Apr 2022	—	5,882	5,882
Centrally cleared	7,000,000	USD	1 month LIBOR + 0.084%	3 month LIBOR	Quarterly	Quarterly	Jun 2022	—	8,611	8,611
Centrally cleared	8,500,000	USD	1 month LIBOR + 0.085%	3 month LIBOR	Quarterly	Quarterly	Jun 2022	(346)	11,322	10,976
Centrally cleared	8,600,000	MXN	MXN TIIE Banxico	Fixed 5.825%	Monthly	Monthly	Jan 2023	(26,289)	16,322	(9,967)
Centrally cleared	3,300,000	USD	1 month LIBOR + 0.086%	3 month LIBOR	Quarterly	Quarterly	Apr 2023	—	955	955
Centrally cleared	16,300,000	USD	1 month LIBOR + 0.073%	3 month LIBOR	Quarterly	Quarterly	Apr 2023	—	4,044	4,044
Centrally cleared	8,200,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	2,687	5,047	7,734
Centrally cleared	2,650,000	USD	Fixed 1.305%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2023	—	8,497	8,497
Centrally cleared	33,800,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2023	525,979	(994,828)	(468,849)
Centrally cleared	2,000,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2024	55,458	79,955	135,413
Centrally cleared	2,100,000	USD	Fixed 1.298%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2024	—	6,940	6,940
Centrally cleared	2,450,000	USD	Fixed 1.249%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2024	—	11,283	11,283
Centrally cleared	2,900,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Dec 2024	30,441	33,893	64,334
Centrally cleared	4,100,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Dec 2024	16,582	86,070	102,652
Centrally cleared	13,900,000	EUR	EUR EURIBOR Reuters	Fixed -0.500%	Annual	Semi-Annual	Mar 2025	(131,712)	45,393	(86,319)
Centrally cleared	1,200,000	USD	Fixed 2.696%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	—	(93,796)	(93,796)
Centrally cleared	1,200,000	USD	Fixed 2.684%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	(31)	(92,984)	(93,015)
Centrally cleared	2,900,000	CZK	CZK PRIBOR PRBO	Fixed 1.913%	Annual	Semi-Annual	Jan 2029	—	6,950	6,950
Centrally cleared	1,400,000	USD	1 month LIBOR + 0.088%	3 month LIBOR	Quarterly	Quarterly	May 2029	—	770	770
Centrally cleared	470,000,000	JPY	Fixed 0.200%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2029	(44,559)	(61,699)	(106,258)
Centrally cleared	7,700,000	EUR	EUR EURIBOR Reuters	Fixed 1.310%	Annual	Semi-Annual	Jun 2029	243,132	297,109	540,241
Centrally cleared	600,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2029	(7,562)	(16,583)	(24,145)
Centrally cleared	800,000	CAD	CAD BA CDOR	Fixed 1.900%	Semi-Annual	Semi-Annual	Dec 2029	16,883	(8,430)	8,453
Centrally cleared	4,100,000	USD	Fixed 1.625%	USD LIBOR BBA	Semi-Annual	Quarterly	Jan 2030	(73,166)	50,419	(22,747)
Centrally cleared	2,000,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jan 2030	(9,443)	(72,747)	(82,190)
Centrally cleared	3,600,000	EUR	EUR EURIBOR Reuters	Fixed -0.150%	Annual	Semi-Annual	Mar 2030	(42,221)	27,406	(14,815)
Centrally cleared	2,000,000	CAD	CAD BA CDOR	Fixed 2.750%	Semi-Annual	Semi-Annual	Dec 2048	(12,387)	325,112	312,725
Centrally cleared	700,000	CAD	CAD BA CDOR	Fixed 2.565%	Semi-Annual	Semi-Annual	Mar 2049	(7)	86,172	86,165
81

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	110,000,000	JPY	JPY LIBOR BBA	Fixed 0.500%	Semi-Annual	Semi-Annual	Jun 2049	$(10,407)	$71,633	$61,226
Centrally cleared	700,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	(208,794)	(208,794)
Centrally cleared	200,000	USD	USD LIBOR BBA	Fixed 1.750%	Semi-Annual	Quarterly	Dec 2049	1,746	(164)	1,582
Centrally cleared	100,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jan 2050	(720)	(6,134)	(6,854)
Centrally cleared	200,000	USD	Fixed 1.625%	USD LIBOR BBA	Semi-Annual	Quarterly	Jan 2050	(2,847)	7,218	4,371
Centrally cleared	100,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jan 2050	(231)	(601)	(832)
Centrally cleared	600,000	USD	Fixed 1.625%	USD LIBOR BBA	Semi-Annual	Quarterly	Feb 2050	(843)	13,877	13,034
Centrally cleared	100,000	GBP	GBP LIBOR BBA	Fixed 0.750%	Semi-Annual	Semi-Annual	Mar 2050	(2,189)	3,792	1,603
Centrally cleared	125,000	EUR	Fixed 0.250%	EUR EURIBOR Reuters	Annual	Semi-Annual	Mar 2050	2,995	(3,720)	(725)
Centrally cleared	300,000	USD	USD LIBOR BBA	Fixed 1.678%	Semi-Annual	Quarterly	Aug 2050	—	(2,185)	(2,185)
Centrally cleared	250,000	USD	USD LIBOR BBA	Fixed 1.653%	Semi-Annual	Quarterly	Aug 2051	—	(3,843)	(3,843)
Centrally cleared	300,000	USD	USD LIBOR BBA	Fixed 1.635%	Semi-Annual	Quarterly	Aug 2051	—	(5,698)	(5,698)
Centrally cleared	3,700,000	CAD	CAD BA CDOR	Fixed 2.500%	Semi-Annual	Semi-Annual	Dec 2056	91,592	103,672	195,264
								$933,327	$(1,030,871)	$(97,544)
								$933,630	$(776,568)	$157,062
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP	Commerzbank AG	1,200,000	EUR	$1,307,340	1.000%	Quarterly	Jun 2022	$32,774	$(40,054)	$(7,280)
BNP	Government of Japan	2,300,000	USD	2,300,000	1.000%	Quarterly	Jun 2022	(44,545)	(11,911)	(56,456)
BNP	Republic of Korea	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2023	(34,867)	(18,603)	(53,470)
BOA	Government of Japan	300,000	USD	300,000	1.000%	Quarterly	Jun 2022	(5,711)	(1,653)	(7,364)
CITI	Government of Japan	600,000	USD	600,000	1.000%	Quarterly	Jun 2022	(11,470)	(3,258)	(14,728)
GSI	People’s Republic of China	1,700,000	USD	1,700,000	1.000%	Quarterly	Jun 2023	(24,504)	(18,526)	(43,030)
HUS	Republic of Korea	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(16,761)	(8,567)	(25,328)
				$9,007,340				$(105,084)	$(102,572)	$(207,656)
Centrally cleared	BASF SE	400,000	EUR	425,960	1.000%	Quarterly	Dec 2020	(2,900)	(2,235)	(5,135)
Centrally cleared	Fortum OYJ	200,000	EUR	212,510	1.000%	Quarterly	Dec 2020	(896)	(1,563)	(2,459)
Centrally cleared	Reynolds American, Inc.	1,600,000	USD	1,600,000	1.000%	Quarterly	Dec 2020	(14,217)	(3,943)	(18,160)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(972)	(1,454)	(2,426)
Centrally cleared	CDX.NA.IG.32	5,000,000	USD	5,000,000	1.000%	Quarterly	Jun 2029	13,380	(21,280)	(7,900)
Centrally cleared	iTraxx Europe Series 31 Version 2	5,000,000	EUR	5,516,464	1.000%	Quarterly	Jun 2029	(38,682)	3,364	(35,318)
Centrally cleared	CDX.NA.IG.33	700,000	USD	700,000	1.000%	Quarterly	Dec 2029	3,946	72	4,018
				$13,671,884				$(40,341)	$(27,039)	$(67,380)
				$22,679,224				$(145,425)	$(129,611)	$(275,036)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Republic of South Africa	1.789%	500,000	USD	$500,000	1.000%	Quarterly	Jun 2024	$(19,932)	$2,614	$(17,318)
JPM	A.P. Moller - Maersk A/S	0.719%	1,300,000	EUR	1,534,064	1.000%	Quarterly	Jun 2022	(4,099)	15,440	11,341
					$2,034,064				$(24,031)	$18,054	$(5,977)
Centrally cleared	Deutsche Bank AG	0.401%	600,000	EUR	671,550	1.000%	Quarterly	Dec 2019	560	521	1,081
Centrally cleared	Daimler AG	0.160%	200,000	EUR	245,260	1.000%	Quarterly	Dec 2020	1,569	776	2,345
Centrally cleared	Exelon Generation Company LLC	0.399%	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(21,473)	46,060	24,587
Centrally cleared	CDX.NA.IG.32	0.528%	3,500,000	USD	3,500,000	1.000%	Quarterly	Jun 2020	78,415	(2,828)	75,587
Centrally cleared	CDX.EM.32	2.075%	100,000	USD	100,000	1.000%	Quarterly	Dec 2024	(4,915)	(149)	(5,064)
Centrally cleared	CDX.NA.IG.33	0.600%	800,000	USD	800,000	1.000%	Quarterly	Dec 2024	16,153	(79)	16,074
Centrally cleared	iTraxx Europe Crossover Series 32 Version 1	2.315%	400,000	EUR	440,000	5.000%	Quarterly	Dec 2024	59,385	(2,005)	57,380
Centrally cleared	Tesco PLC	1.289%	1,000,000	EUR	1,223,300	1.000%	Quarterly	Jun 2025	(26,881)	9,394	(17,487)
82

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Royal Dutch Shell PLC	0.439%	700,000	EUR	$738,745	1.000%	Quarterly	Dec 2026	$(14,345)	$45,865	$31,520
					$9,218,855				$88,468	$97,555	$186,023
					$11,252,919				$64,437	$115,609	$180,046
Total return swaps
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	3-month USD LIBOR	Quarterly	USD	900,000	Mar 2020	BARC	—	$(55,686)	$(55,686)
								—	$(55,686)	$(55,686)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Currency swaps
Counterparty (OTC)	Receive	Pay	Payment frequency	Maturity date		Notional amount of currency received		Notional amount of currency delivered	Unamortized upfront payment paid	Unrealized appreciation (depreciation)	Value
CITI	Floating rate equal to 3 Month BBSW less 0.420% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Jul 2029	AUD	1,500,000	USD	1,035,000	$225	$(20,547)	$(20,322)
CITI	Floating rate equal to 3 Month EURIBOR less 0.236% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Oct 2029	EUR	1,200,000	USD	1,320,000	9,180	(23,589)	(14,409)
GSCM	Floating rate equal to 3 Month BBSW less 0.423% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Aug 2029	AUD	1,500,000	USD	1,035,000	(5,525)	(14,675)	(20,200)
GSCM	Floating rate equal to 3 Month EURIBOR less 0.245% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Nov 2029	EUR	500,000	USD	553,350	800	(10,614)	(9,814)
MSI	Floating rate equal to 3 Month EURIBOR less 0.224% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Oct 2029	EUR	600,000	USD	673,590	(990)	(18,966)	(19,956)
									$3,690	$(88,391)	$(84,701)
83

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
84

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBA	The British Banker's Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas
BOA	Bank of America, N.A.
CDI	Brazil Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CSFB	Credit Suisse First Boston International
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSCM	Goldman Sachs Capital Markets, L.P.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MLI	Merrill Lynch International
MSI	Morgan Stanley & Co. International PLC
NOM	Nomura Global Financial Products, Inc.
NWM	NatWest Markets PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
SCB	Standard Chartered Bank
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
UBS	UBS AG
Global Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.8%
Canada - 2.1%
Husky Energy, Inc. (A)	120,630	$848,603
Wheaton Precious Metals Corp.	116,478	3,054,267
		3,902,870
China - 3.6%
Baidu, Inc., ADR (B)	16,160	1,660,602
China Life Insurance Company, Ltd., H Shares	1,227,710	2,829,071
China Telecom Corp., Ltd., ADR	44,110	2,010,093
China Telecom Corp., Ltd., H Shares	309,300	140,843
		6,640,609
Denmark - 1.1%
A.P. Moller - Maersk A/S, Series B	1,540	1,740,867
The Drilling Company of 1972 A/S (B)	3,080	172,616
		1,913,483
France - 8.0%
BNP Paribas SA	87,888	4,272,856
Cie de Saint-Gobain	33,340	1,306,690
Credit Agricole SA	184,098	2,228,292
Sanofi	44,494	4,121,618
Veolia Environnement SA	106,600	2,700,361
		14,629,817
Germany - 6.4%
Bayer AG	52,240	3,680,482
Deutsche Telekom AG	46,400	778,270
Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
E.ON SE	236,860	$2,302,905
Merck KGaA	18,372	2,069,608
Siemens AG	26,789	2,867,642
		11,698,907
Hong Kong - 4.0%
China Mobile, Ltd.	247,250	2,048,158
CK Asset Holdings, Ltd.	16,100	109,079
CK Hutchison Holdings, Ltd.	406,290	3,586,781
Kunlun Energy Company, Ltd.	1,627,410	1,402,302
Value Partners Group, Ltd. (A)	342,600	172,805
		7,319,125
India - 2.2%
Bharti Airtel, Ltd.	510,937	2,693,603
Hero MotoCorp, Ltd.	32,200	1,223,402
		3,917,005
Ireland - 0.3%
Bank of Ireland Group PLC	138,600	549,192
Israel - 0.7%
Teva Pharmaceutical Industries, Ltd., ADR (B)	181,760	1,250,509
Italy - 1.4%
Eni SpA	170,472	2,605,634
Japan - 9.7%
Kirin Holdings Company, Ltd.	80,100	1,704,514

85

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui Fudosan Company, Ltd.	91,210	$2,269,954
Panasonic Corp.	355,570	2,897,785
Seven & i Holdings Company, Ltd.	54,500	2,088,728
Sumitomo Mitsui Financial Group, Inc.	70,120	2,409,472
Suntory Beverage & Food, Ltd.	40,300	1,725,318
Taiheiyo Cement Corp.	33,920	911,479
Takeda Pharmaceutical Company, Ltd.	109,530	3,758,597
		17,765,847
Luxembourg - 2.4%
SES SA	237,443	4,327,995
Netherlands - 5.1%
Aegon NV	395,006	1,640,517
ING Groep NV	359,526	3,755,884
Royal Dutch Shell PLC, B Shares	131,695	3,892,284
		9,288,685
Singapore - 2.2%
Singapore Telecommunications, Ltd.	1,792,250	4,021,330
South Korea - 3.4%
KB Financial Group, Inc., ADR	68,748	2,455,679
Samsung Electronics Company, Ltd.	92,890	3,803,293
		6,258,972
Spain - 0.9%
Telefonica SA	223,304	1,706,304
Switzerland - 3.7%
Alcon, Inc. (B)	1,490	86,912
Novartis AG	7,450	646,563
Roche Holding AG	15,162	4,414,639
UBS Group AG (B)	142,820	1,621,641
		6,769,755
Taiwan - 0.3%
Catcher Technology Company, Ltd.	78,520	594,405
Thailand - 1.4%
Bangkok Bank PCL	311,130	1,789,195
Bangkok Bank PCL, NVDR	126,340	716,652
		2,505,847
United Kingdom - 9.2%
Barclays PLC	742,643	1,368,313
BP PLC	552,738	3,499,236
HSBC Holdings PLC	299,989	2,300,572
Kingfisher PLC	1,049,402	2,666,922
Standard Chartered PLC	423,828	3,557,563
Vodafone Group PLC	1,687,128	3,361,259
		16,753,865
United States - 29.7%
Allergan PLC	30,508	5,134,191
AmerisourceBergen Corp.	20,387	1,678,461
Apache Corp.	129,740	3,321,344
Capital One Financial Corp.	21,009	1,911,399
Cardinal Health, Inc.	35,190	1,660,616
Citigroup, Inc.	53,491	3,695,158
Comcast Corp., Class A	43,526	1,962,152
CommScope Holding Company, Inc. (B)	73,740	867,182
Coty, Inc., Class A	137,192	1,441,888
Exxon Mobil Corp.	39,260	2,772,149
Gilead Sciences, Inc.	68,540	4,344,065
Kellogg Company	79,020	5,084,937
Mattel, Inc. (A)(B)	152,960	1,742,214
Navistar International Corp. (B)	55,455	1,558,840
Oracle Corp.	57,361	3,156,576
The Kroger Company	146,147	3,767,670
United Parcel Service, Inc., Class B	18,920	2,266,994
Verizon Communications, Inc.	15,810	954,292
Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Walgreens Boots Alliance, Inc.	78,690	$4,352,344
Wells Fargo & Company	51,178	2,581,418
		54,253,890
TOTAL COMMON STOCKS (Cost $197,278,103)		$178,674,046
SECURITIES LENDING COLLATERAL - 2.7%
John Hancock Collateral Trust, 2.1169% (C)(D)	495,320	4,956,521
TOTAL SECURITIES LENDING COLLATERAL (Cost $4,956,547)		$4,956,521
SHORT-TERM INVESTMENTS - 1.3%
U.S. Government Agency - 1.3%
Federal Home Loan Bank Discount Note 1.580%, 10/01/2019 *	$2,400,000	2,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,400,000)		$2,400,000
Total Investments (Global Trust) (Cost $204,634,650) - 101.8%		$186,030,567
Other assets and liabilities, net - (1.8%)		(3,222,101)
TOTAL NET ASSETS - 100.0%		$182,808,466
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $2,493,484.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 9-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Consumer discretionary – 0.1%
Consumer services – 0.0%
Zeneca, Inc. (A)(B)	13,151	$8,088
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	14,867	245,752
		253,840
Health care – 97.7%
Biotechnology – 31.2%
AbbVie, Inc.	52,020	3,938,954
Abcam PLC	29,704	418,586
ACADIA Pharmaceuticals, Inc. (B)	76,498	2,753,163
Acceleron Pharma, Inc. (B)	20,927	826,826
Acerta Pharma BV, Class B (A)(B)(C)	4,276,305	391,282
Adverum Biotechnologies, Inc. (B)	23,500	128,075
Agios Pharmaceuticals, Inc. (B)	13,437	435,359
Aimmune Therapeutics, Inc. (B)	27,035	566,113
Akero Therapeutics, Inc. (B)	4,103	93,343
Alexion Pharmaceuticals, Inc. (B)	36,831	3,607,228
Alkermes PLC (B)	25,833	504,002
Allakos, Inc. (B)	5,714	449,292
Allogene Therapeutics, Inc. (B)	7,797	212,507
Alnylam Pharmaceuticals, Inc. (B)	19,200	1,544,064
Amarin Corp. PLC, ADR (B)	44,258	670,951

86

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Amgen, Inc.	31,500	$6,095,565
AnaptysBio, Inc. (B)	5,306	185,657
Apellis Pharmaceuticals, Inc. (B)	8,535	205,608
Argenx SE, ADR (B)	19,240	2,192,590
ArQule, Inc. (B)	7,400	53,058
Ascendis Pharma A/S, ADR (B)	29,018	2,795,014
Audentes Therapeutics, Inc. (B)	4,574	128,484
Autolus Therapeutics PLC, ADR (B)	6,426	79,811
Avrobio, Inc. (B)	6,094	86,047
BeiGene, Ltd., ADR (B)	6,082	744,802
Biogen, Inc. (B)	9,329	2,171,978
BioMarin Pharmaceutical, Inc. (B)	27,193	1,832,808
Bluebird Bio, Inc. (B)	11,954	1,097,616
Blueprint Medicines Corp. (B)	18,113	1,330,762
CareDx, Inc. (B)	4,069	92,000
Corvus Pharmaceuticals, Inc. (B)	11,203	33,721
CRISPR Therapeutics AG (B)	5,900	241,841
Cyclerion Therapeutics, Inc. (B)	3,606	43,705
CytomX Therapeutics, Inc. (B)	9,490	70,036
Deciphera Pharmaceuticals, Inc. (B)	3,918	132,977
Denali Therapeutics, Inc. (B)	9,400	144,008
Dicerna Pharmaceuticals, Inc. (B)	21,078	302,680
Enanta Pharmaceuticals, Inc. (B)	12,823	770,406
Exact Sciences Corp. (B)	19,002	1,717,211
Exelixis, Inc. (B)	53,717	949,985
Fate Therapeutics, Inc. (B)	16,003	248,527
FibroGen, Inc. (B)	18,847	696,962
Forty Seven, Inc. (B)	5,322	34,167
G1 Therapeutics, Inc. (B)	10,907	248,461
Galapagos NV (B)	5,341	813,725
Genmab A/S, ADR (B)	10,918	221,199
Global Blood Therapeutics, Inc. (B)	18,037	875,155
Homology Medicines, Inc. (B)	18,462	334,162
IGM Biosciences, Inc. (B)	7,954	141,184
Immunomedics, Inc. (B)	32,538	431,454
Incyte Corp. (B)	31,784	2,359,326
Insmed, Inc. (B)	24,817	437,772
Intercept Pharmaceuticals, Inc. (B)	3,547	235,379
Ionis Pharmaceuticals, Inc. (B)	16,770	1,004,691
Iovance Biotherapeutics, Inc. (B)	63,234	1,150,859
Karuna Therapeutics, Inc. (B)	8,436	137,676
Kodiak Sciences, Inc. (B)	6,072	87,315
Krystal Biotech, Inc. (B)	7,889	273,946
Minerva Neurosciences, Inc. (B)	19,876	154,039
Mirati Therapeutics, Inc. (B)	11,100	864,801
Moderna, Inc. (B)	7,348	116,980
Momenta Pharmaceuticals, Inc. (B)	18,439	238,969
Myovant Sciences, Ltd. (B)	17,476	90,875
Natera, Inc. (B)	5,800	190,240
Neoleukin Therapeutics, Inc. (B)	7,366	20,993
Neurocrine Biosciences, Inc. (B)	32,664	2,943,353
Orchard Therapeutics PLC, ADR (B)	25,331	300,932
PhaseBio Pharmaceuticals, Inc. (B)	15,205	63,405
Principia Biopharma, Inc. (B)	6,362	179,663
Progenics Pharmaceuticals, Inc. (B)	39,900	201,695
PTC Therapeutics, Inc. (B)	24,601	832,006
Puma Biotechnology, Inc. (B)	11,400	122,721
Radius Health, Inc. (B)	13,400	345,050
Regeneron Pharmaceuticals, Inc. (B)	12,158	3,372,629
REGENXBIO, Inc. (B)	10,900	388,040
Rhythm Pharmaceuticals, Inc. (B)	7,891	170,367
Rocket Pharmaceuticals, Inc. (B)	15,540	181,041
Sage Therapeutics, Inc. (B)	37,712	5,290,616
Sarepta Therapeutics, Inc. (B)	22,168	1,669,694
Scholar Rock Holding Corp. (B)	5,587	50,004
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Seattle Genetics, Inc. (B)	26,175	$2,235,345
Stemline Therapeutics, Inc. (B)	2,239	23,308
Stoke Therapeutics, Inc. (B)	7,038	151,247
Turning Point Therapeutics, Inc. (B)	6,518	245,077
Ultragenyx Pharmaceutical, Inc. (B)	20,405	872,926
Vertex Pharmaceuticals, Inc. (B)	61,466	10,413,570
Xencor, Inc. (B)	25,634	864,635
Y-mAbs Therapeutics, Inc. (B)	8,652	225,471
Zai Lab, Ltd., ADR (B)	3,797	122,833
Zealand Pharma A/S, ADR (B)	2,282	57,872
Zymeworks, Inc. (B)	11,869	294,351
		83,064,823
Health care equipment and supplies – 28.4%
ABIOMED, Inc. (B)	3,400	604,826
Alcon, Inc. (B)	37,308	2,176,171
AtriCure, Inc. (B)	12,700	316,738
Becton, Dickinson and Company	53,406	13,509,582
Boston Scientific Corp. (B)	7,800	317,382
Danaher Corp.	46,587	6,728,560
DexCom, Inc. (B)	15,810	2,359,484
DiaSorin SpA	6,079	706,977
Edwards Lifesciences Corp. (B)	200	43,982
Envista Holdings Corp. (B)	50,827	1,417,057
GenMark Diagnostics, Inc. (B)	51,460	311,848
Hologic, Inc. (B)	74,600	3,766,554
ICU Medical, Inc. (B)	6,225	993,510
IDEXX Laboratories, Inc. (B)	900	244,737
Insulet Corp. (B)	9,600	1,583,328
Integer Holdings Corp. (B)	4,000	302,240
Intuitive Surgical, Inc. (B)	27,201	14,686,636
iRhythm Technologies, Inc. (B)	6,282	465,559
Lantheus Holdings, Inc. (B)	22,144	555,039
Masimo Corp. (B)	2,300	342,217
Nevro Corp. (B)	15,640	1,344,571
Novocure, Ltd. (B)	15,976	1,194,685
NuVasive, Inc. (B)	2,900	183,802
Penumbra, Inc. (B)	8,929	1,200,861
Quidel Corp. (B)	20,729	1,271,724
Shockwave Medical, Inc. (B)	4,275	127,951
SI-BONE, Inc. (B)	5,610	99,129
Silk Road Medical, Inc. (B)	1,823	59,302
SmileDirectClub, Inc. (B)	14,475	200,913
Stryker Corp.	42,641	9,223,248
Tandem Diabetes Care, Inc. (B)	4,700	277,206
Teleflex, Inc.	7,935	2,695,916
The Cooper Companies, Inc.	8,235	2,445,795
West Pharmaceutical Services, Inc.	15,120	2,144,318
Wright Medical Group NV (B)	39,325	811,275
Zimmer Biomet Holdings, Inc.	7,750	1,063,843
		75,776,966
Health care providers and services – 14.1%
Acadia Healthcare Company, Inc. (B)	15,493	481,522
Amedisys, Inc. (B)	4,400	576,444
Anthem, Inc.	16,926	4,063,933
Centene Corp. (B)	82,418	3,565,403
Cigna Corp.	29,886	4,536,396
Exagen, Inc. (B)	9,151	141,749
Guardant Health, Inc. (B)	6,194	395,363
HCA Healthcare, Inc.	42,643	5,135,070
Humana, Inc.	13,289	3,397,599
Molina Healthcare, Inc. (B)	14,509	1,591,927
Patterson Companies, Inc.	3,386	60,339
UnitedHealth Group, Inc.	59,190	12,863,171

87

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
WellCare Health Plans, Inc. (B)	3,357	$870,034
		37,678,950
Health care technology – 0.3%
HTG Molecular Diagnostics, Inc. (B)	34,959	23,772
Phreesia, Inc. (B)	6,466	156,736
Teladoc Health, Inc. (B)	5,500	372,460
Veeva Systems, Inc., Class A (B)	1,700	259,573
		812,541
Life sciences tools and services – 9.0%
10X Genomics, Inc., Class A (B)	3,636	183,254
Adaptive Biotechnologies Corp. (B)	7,752	239,537
Agilent Technologies, Inc.	64,607	4,950,834
Avantor, Inc. (B)	102,304	1,503,869
Bruker Corp.	36,502	1,603,533
Illumina, Inc. (B)	5,026	1,529,010
Lonza Group AG (B)	1,641	555,332
Mettler-Toledo International, Inc. (B)	1,496	1,053,782
PRA Health Sciences, Inc. (B)	8,600	853,378
Quanterix Corp. (B)	18,700	410,652
Thermo Fisher Scientific, Inc.	36,900	10,747,863
Wuxi Biologics Cayman, Inc. (B)(D)	29,500	300,809
		23,931,853
Pharmaceuticals – 14.7%
Allergan PLC	13,167	2,215,874
AstraZeneca PLC	304	27,144
AstraZeneca PLC, ADR	95,600	4,260,892
Axsome Therapeutics, Inc. (B)	13,000	263,120
Bayer AG	14,769	1,040,521
Bristol-Myers Squibb Company	86,252	4,373,839
Cara Therapeutics, Inc. (B)	27,699	506,338
Catalent, Inc. (B)	17,081	814,080
Chugai Pharmaceutical Company, Ltd.	19,500	1,523,869
Daiichi Sankyo Company, Ltd.	39,200	2,477,024
Elanco Animal Health, Inc. (B)	31,108	827,162
Eli Lilly & Company	25,250	2,823,708
GW Pharmaceuticals PLC, ADR (B)	3,977	457,474
Menlo Therapeutics, Inc. (B)	9,800	43,904
Merck & Company, Inc.	56,917	4,791,273
Milestone Pharmaceuticals, Inc. (B)	12,804	221,509
MyoKardia, Inc. (B)	17,145	894,112
Nektar Therapeutics (B)	13,200	240,438
Novartis AG	32,561	2,825,870
Odonate Therapeutics, Inc. (B)	9,305	242,209
Perrigo Company PLC	2,100	117,369
Pfizer, Inc.	80,411	2,889,167
Reata Pharmaceuticals, Inc., Class A (B)	7,677	616,386
Roche Holding AG	11,621	3,383,622
Tricida, Inc. (B)	29,591	913,474
WaVe Life Sciences, Ltd. (B)	5,114	104,987
Zoetis, Inc.	400	49,836
Zogenix, Inc. (B)	8,800	352,352
		39,297,553
		260,562,686
Industrials – 0.3%
Industrial conglomerates – 0.3%
General Electric Company	97,200	868,968
TOTAL COMMON STOCKS (Cost $213,691,362)		$261,685,494
PREFERRED SECURITIES – 0.9%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	33,198	548,763
Health care – 0.6%
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Health care equipment and supplies – 0.6%
Becton, Dickinson and Company, 6.125%	9,988	$618,357
Sartorius AG	4,998	911,187
		1,529,544
Information technology – 0.1%
Software – 0.1%
Doximity, Inc. (A)(B)(C)	31,611	182,395
TOTAL PREFERRED SECURITIES (Cost $1,746,762)		$2,260,702
SHORT-TERM INVESTMENTS – 0.9%
Money market funds – 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (E)	532,029	532,029
T. Rowe Price Government Reserve Fund, 2.0381% (E)	1,821,531	1,821,531
		2,353,560
TOTAL SHORT-TERM INVESTMENTS (Cost $2,353,560)		$2,353,560
Total Investments (Health Sciences Trust) (Cost $217,791,684) – 99.9%		$266,299,756
Other assets and liabilities, net – 0.1%		345,241
TOTAL NET ASSETS – 100.0%		$266,644,997
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Non-income producing security.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 9-30-19.
High Yield Trust
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Argentina – 0.4%
Provincia de Buenos Aires 7.875%, 06/15/2027		$680,000	$244,788
Republic of Argentina
5.625%, 01/26/2022		230,000	98,902
6.875%, 04/22/2021		200,000	98,002
6.875%, 01/26/2027		330,000	138,273
7.500%, 04/22/2026		200,000	88,002
7.625%, 04/22/2046		200,000	86,702
			754,669
Brazil – 0.3%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	100,000	26,051
10.000%, 01/01/2023		2,139,000	585,581
10.000%, 01/01/2027		85,000	24,510
			636,142

88

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ecuador – 0.2%
Republic of Ecuador 7.875%, 01/23/2028 (A)		$440,000	$416,904
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	74,000,000	5,514
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,040,960)			$1,813,229
CORPORATE BONDS – 82.0%
Communication services – 17.8%
Altice France SA
6.250%, 05/15/2024 (A)		$200,000	206,400
7.375%, 05/01/2026 (A)		3,100,000	3,327,726
Altice Luxembourg SA
7.750%, 05/15/2022 (A)(B)		200,000	204,250
10.500%, 05/15/2027 (A)		840,000	946,680
AMC Entertainment Holdings, Inc. 6.125%, 05/15/2027 (B)		410,000	371,050
American Media LLC 10.500%, 12/31/2026 (A)		840,000	903,000
CCO Holdings LLC 5.125%, 05/01/2023 to 05/01/2027 (A)		2,190,000	2,264,331
CenturyLink, Inc.
5.625%, 04/01/2025 (B)		250,000	259,375
6.750%, 12/01/2023		100,000	109,500
Charter Communications Operating LLC
4.908%, 07/23/2025		520,000	571,468
6.484%, 10/23/2045		450,000	548,323
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (A)		880,000	915,200
CSC Holdings LLC
5.375%, 07/15/2023 (A)		940,000	964,675
6.500%, 02/01/2029 (A)		800,000	889,180
10.875%, 10/15/2025 (A)		243,000	275,185
DISH DBS Corp.
5.875%, 11/15/2024 (B)		2,030,000	2,012,238
7.750%, 07/01/2026		2,150,000	2,190,850
Entercom Media Corp. 6.500%, 05/01/2027 (A)		450,000	470,250
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		370,000	345,173
8.000%, 02/15/2024 (A)		560,000	581,700
Level 3 Financing, Inc.
5.250%, 03/15/2026		210,000	218,369
5.625%, 02/01/2023		400,000	405,000
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (A)		1,010,000	1,037,775
Match Group, Inc.
5.000%, 12/15/2027 (A)		360,000	373,500
6.375%, 06/01/2024		340,000	357,000
Meredith Corp. 6.875%, 02/01/2026		480,000	487,800
Netflix, Inc.
4.375%, 11/15/2026 (B)		400,000	405,220
5.375%, 11/15/2029 (A)		540,000	561,600
5.875%, 02/15/2025		250,000	274,535
6.375%, 05/15/2029 (A)		700,000	771,750
Sirius XM Radio, Inc. 4.625%, 07/15/2024 (A)		230,000	238,471
Sprint Capital Corp. 8.750%, 03/15/2032		885,000	1,091,603
Sprint Communications, Inc. 11.500%, 11/15/2021		470,000	545,788
Sprint Corp.
7.250%, 09/15/2021		1,500,000	1,600,650
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Sprint Corp. (continued)
7.625%, 02/15/2025	$510,000	$561,000
7.875%, 09/15/2023 (B)	2,450,000	2,691,227
TEGNA, Inc. 5.000%, 09/15/2029 (A)	410,000	414,613
Telecom Italia SpA 5.303%, 05/30/2024 (A)	1,000,000	1,078,450
Time Warner Cable LLC 7.300%, 07/01/2038	440,000	561,218
T-Mobile USA, Inc.
4.750%, 02/01/2028	780,000	816,270
6.000%, 04/15/2024	60,000	62,250
6.500%, 01/15/2026	470,000	505,339
Univision Communications, Inc. 5.125%, 02/15/2025 (A)(B)	200,000	194,500
UPC Holding BV 5.500%, 01/15/2028 (A)	730,000	757,375
UPCB Finance IV, Ltd. 5.375%, 01/15/2025 (A)	200,000	205,500
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 (A)	1,480,000	1,552,594
		36,125,951
Consumer discretionary – 12.3%
American Axle & Manufacturing, Inc.
6.250%, 04/01/2025 (B)	159,000	153,833
6.500%, 04/01/2027 (B)	621,000	590,726
Boyne USA, Inc. 7.250%, 05/01/2025 (A)	500,000	544,800
Brinker International, Inc. 5.000%, 10/01/2024 (A)	310,000	325,500
Carriage Services, Inc. 6.625%, 06/01/2026 (A)	570,000	583,965
Century Communities, Inc. 5.875%, 07/15/2025	1,040,000	1,072,084
Delphi Technologies PLC 5.000%, 10/01/2025 (A)	370,000	327,450
Diamond Sports Group LLC 5.375%, 08/15/2026 (A)	250,000	259,375
ESH Hospitality, Inc.
4.625%, 10/01/2027 (A)	10,000	10,025
5.250%, 05/01/2025 (A)	770,000	795,988
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015 (A)(C)	3,600,425	360
frontdoor, Inc. 6.750%, 08/15/2026 (A)	610,000	667,962
Golden Nugget, Inc. 8.750%, 10/01/2025 (A)	740,000	771,450
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)	510,000	537,418
4.875%, 05/15/2026 (A)	450,000	475,425
Hilton Worldwide Finance LLC 4.625%, 04/01/2025	300,000	309,000
Installed Building Products, Inc. 5.750%, 02/01/2028 (A)	410,000	422,813
International Game Technology PLC 6.500%, 02/15/2025 (A)	400,000	444,028
L Brands, Inc. 5.250%, 02/01/2028	1,340,000	1,246,736
Lennar Corp.
4.500%, 04/30/2024	290,000	305,515
4.750%, 11/29/2027	400,000	429,000
5.875%, 11/15/2024	810,000	897,075
Levi Strauss & Company 5.000%, 05/01/2025	710,000	737,378

89

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
MGM China Holdings, Ltd.
5.375%, 05/15/2024 (A)	$200,000	$207,500
5.875%, 05/15/2026 (A)	200,000	209,500
MGM Resorts International 6.000%, 03/15/2023	610,000	672,037
Murphy Oil USA, Inc. 5.625%, 05/01/2027	490,000	516,950
New Red Finance, Inc.
3.875%, 01/15/2028 (A)	490,000	493,116
4.250%, 05/15/2024 (A)	740,000	761,245
Party City Holdings, Inc. 6.625%, 08/01/2026 (A)(B)	640,000	633,600
Sands China, Ltd. 5.400%, 08/08/2028	550,000	619,507
Scientific Games International, Inc.
5.000%, 10/15/2025 (A)	500,000	515,900
10.000%, 12/01/2022	496,000	515,840
Service Corp. International
5.125%, 06/01/2029	400,000	427,500
5.375%, 05/15/2024	230,000	237,369
7.500%, 04/01/2027	480,000	586,800
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (A)	512,000	546,560
Speedway Motorsports LLC 5.125%, 02/01/2023	940,000	954,100
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	270,000	265,275
The ServiceMaster Company LLC 5.125%, 11/15/2024 (A)	550,000	570,625
The William Carter Company 5.625%, 03/15/2027 (A)	330,000	353,100
TopBuild Corp. 5.625%, 05/01/2026 (A)	1,050,000	1,090,698
Viking Cruises, Ltd. 5.875%, 09/15/2027 (A)	810,000	858,276
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)(B)	775,000	800,265
William Lyon Homes, Inc.
5.875%, 01/31/2025	50,000	50,500
6.000%, 09/01/2023	390,000	405,600
7.000%, 08/15/2022	26,000	26,065
WW International, Inc. 8.625%, 12/01/2025 (A)(B)	610,000	632,875
		24,858,709
Consumer staples – 2.4%
Altria Group, Inc. 5.950%, 02/14/2049	350,000	411,741
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)	520,000	539,516
Kraft Heinz Foods Company 7.125%, 08/01/2039 (A)	440,000	556,375
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 (A)	1,010,000	1,057,975
Pilgrim's Pride Corp. 5.875%, 09/30/2027 (A)	190,000	204,060
Pyxus International, Inc. 9.875%, 07/15/2021	80,000	55,200
Sally Holdings LLC 5.625%, 12/01/2025 (B)	510,000	518,925
Simmons Foods, Inc. 5.750%, 11/01/2024 (A)(B)	530,000	516,750
Spectrum Brands, Inc.
5.000%, 10/01/2029 (A)	230,000	234,025
5.750%, 07/15/2025	530,000	553,050
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Spectrum Brands, Inc. (continued)
6.125%, 12/15/2024	$230,000	$238,683
		4,886,300
Energy – 11.7%
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	910,000	914,823
6.625%, 07/15/2026 (A)	670,000	661,625
Carrizo Oil & Gas, Inc. 8.250%, 07/15/2025	260,000	254,696
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/2025	740,000	823,250
Cheniere Energy Partners LP 4.500%, 10/01/2029 (A)	360,000	368,775
Chesapeake Energy Corp.
5.375%, 06/15/2021 (B)	280,000	260,400
8.000%, 06/15/2027 (B)	930,000	625,425
Covey Park Energy LLC 7.500%, 05/15/2025 (A)	680,000	544,000
DCP Midstream Operating LP 6.750%, 09/15/2037 (A)	590,000	620,975
Diamondback Energy, Inc. 4.750%, 11/01/2024	280,000	286,650
Endeavor Energy Resources LP
5.500%, 01/30/2026 (A)	290,000	301,600
5.750%, 01/30/2028 (A)	300,000	318,750
Extraction Oil & Gas, Inc.
5.625%, 02/01/2026 (A)	1,120,000	686,000
7.375%, 05/15/2024 (A)	670,000	438,850
Genesis Energy LP 5.625%, 06/15/2024	910,000	871,325
Indigo Natural Resources LLC 6.875%, 02/15/2026 (A)	250,000	225,313
MEG Energy Corp.
6.375%, 01/30/2023 (A)(B)	948,000	914,820
6.500%, 01/15/2025 (A)	250,000	255,000
7.000%, 03/31/2024 (A)	880,000	849,200
Montage Resources Corp. 8.875%, 07/15/2023	460,000	351,900
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	380,000	393,923
4.875%, 08/15/2027 (A)	260,000	278,748
7.768%, 12/15/2037 (A)	500,000	647,930
Northern Oil and Gas, Inc. (8.500% Cash and 1.000% PIK) 9.500%, 05/15/2023	1,145,707	1,180,078
Oasis Petroleum, Inc.
6.875%, 03/15/2022	480,000	447,600
6.875%, 01/15/2023 (B)	267,000	244,305
Petrobras Global Finance BV
5.750%, 02/01/2029	100,000	110,288
6.850%, 06/05/2115	410,000	468,507
Precision Drilling Corp. 7.125%, 01/15/2026 (A)	660,000	610,500
Range Resources Corp. 5.000%, 03/15/2023	470,000	411,250
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	480,000	522,384
7.500%, 07/15/2038 (A)	630,000	702,759
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/2025 (A)	960,000	816,000
Targa Resources Partners LP
4.250%, 11/15/2023	400,000	403,000
5.875%, 04/15/2026	560,000	591,500
6.500%, 07/15/2027 (A)	160,000	174,574
6.875%, 01/15/2029 (A)	220,000	240,365

90

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Teine Energy, Ltd. 6.875%, 09/30/2022 (A)		$610,000	$606,950
The Williams Companies, Inc.
7.500%, 01/15/2031		780,000	1,025,774
8.750%, 03/15/2032		120,000	173,027
Transocean Guardian, Ltd. 5.875%, 01/15/2024 (A)		356,000	357,780
Transocean Pontus, Ltd. 6.125%, 08/01/2025 (A)		542,900	551,044
Transocean, Inc.
6.800%, 03/15/2038		360,000	221,400
7.250%, 11/01/2025 (A)		170,000	149,813
Vesta Energy Corp. 8.125%, 07/24/2023 (A)	CAD	490,000	321,772
WPX Energy, Inc.
5.250%, 10/15/2027		$230,000	231,725
5.750%, 06/01/2026 (B)		220,000	225,500
8.250%, 08/01/2023		870,000	978,750
			23,660,623
Financials – 8.3%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (A)		900,000	950,625
Ally Financial, Inc. 8.000%, 11/01/2031		80,000	110,600
ASP AMC Merger Sub, Inc. 8.000%, 05/15/2025 (A)		770,000	523,600
Banco Mercantil del Norte SA (6.875% to 7-6-22, then 5 Year CMT + 5.035%) 07/06/2022 (A)(D)		200,000	200,750
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (D)		250,000	270,650
Barclays Bank PLC 7.625%, 11/21/2022		200,000	220,500
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030		1,020,000	1,064,085
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (D)	EUR	500,000	582,442
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (D)		$380,000	404,130
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(D)		390,000	435,825
CIT Group, Inc.
5.250%, 03/07/2025		140,000	152,768
6.125%, 03/09/2028		190,000	221,825
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (D)		280,000	296,456
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (D)		560,000	594,899
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(D)		290,000	341,184
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(D)		430,000	445,050
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) 09/12/2025 (A)(D)		200,000	214,000
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (A)(D)	$210,000	$224,438
DAE Funding LLC 5.750%, 11/15/2023 (A)	1,170,000	1,229,495
Danske Bank A/S 5.375%, 01/12/2024 (A)	290,000	318,575
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024	590,000	612,125
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/2025 (A)	440,000	471,900
FirstCash, Inc. 5.375%, 06/01/2024 (A)	530,000	545,900
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) 03/30/2025 (D)	200,000	212,000
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) 03/23/2028 (D)	730,000	763,544
Intesa Sanpaolo SpA 5.017%, 06/26/2024 (A)	200,000	205,913
Navient Corp.
5.875%, 03/25/2021 to 10/25/2024	340,000	345,363
6.625%, 07/26/2021	210,000	220,500
6.750%, 06/25/2025	140,000	144,375
6.750%, 06/15/2026 (B)	450,000	460,260
8.000%, 03/25/2020	688,000	701,760
Quicken Loans, Inc.
5.250%, 01/15/2028 (A)	1,300,000	1,341,600
5.750%, 05/01/2025 (A)	310,000	319,688
Radian Group, Inc. 4.875%, 03/15/2027	310,000	313,875
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (B)(D)	270,000	289,130
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(D)	550,000	584,100
UniCredit SpA (7.296% to 4-2-29, then 5 Year U.S. ISDAFIX + 4.914%) 04/02/2034 (A)	490,000	553,115
		16,887,045
Health care – 5.9%
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023 (A)(B)	270,000	234,900
AMN Healthcare, Inc. 4.625%, 10/01/2027 (A)	160,000	160,800
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (A)	190,000	215,886
Bausch Health Companies, Inc.
6.125%, 04/15/2025 (A)	970,000	1,006,375
9.000%, 12/15/2025 (A)	1,740,000	1,953,150
Centene Corp.
5.375%, 06/01/2026 (A)	730,000	764,675
6.125%, 02/15/2024	160,000	166,832
Community Health Systems, Inc. 8.000%, 03/15/2026 (A)	760,000	758,100
DaVita, Inc. 5.000%, 05/01/2025 (B)	110,000	109,588
HCA, Inc. 5.625%, 09/01/2028	2,140,000	2,384,602
HLF Financing Sarl LLC 7.250%, 08/15/2026 (A)	470,000	474,700

91

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Immucor, Inc. 11.125%, 02/15/2022 (A)	$320,000	$323,600
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)	270,000	245,700
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)(B)	510,000	433,500
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 05/01/2023 (A)	620,000	659,525
9.750%, 12/01/2026 (A)	400,000	427,960
Tenet Healthcare Corp. 6.750%, 06/15/2023 (B)	1,020,000	1,071,184
Teva Pharmaceutical Finance Company BV 2.950%, 12/18/2022	610,000	523,075
		11,914,152
Industrials – 9.4%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (A)	130,000	110,663
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	650,000	669,500
5.000%, 10/01/2024 (A)	210,000	214,594
BBA US Holdings, Inc. 5.375%, 05/01/2026 (A)	610,000	640,500
BWX Technologies, Inc. 5.375%, 07/15/2026 (A)	410,000	431,013
Cleaver-Brooks, Inc. 7.875%, 03/01/2023 (A)	430,000	407,425
Covanta Holding Corp. 5.875%, 07/01/2025	560,000	583,800
Flexi-Van Leasing, Inc. 10.000%, 02/15/2023 (A)	540,000	527,850
GFL Environmental, Inc.
5.375%, 03/01/2023 (A)	400,000	404,920
8.500%, 05/01/2027 (A)	450,000	498,938
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,200,000	2,227,500
Harsco Corp. 5.750%, 07/31/2027 (A)	360,000	374,868
Navios Maritime Acquisition Corp. 8.125%, 11/15/2021 (A)	940,000	714,400
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (A)	830,000	858,884
5.250%, 08/15/2022 (A)	230,000	242,397
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	659,000	629,345
Prime Security Services Borrower LLC
5.250%, 04/15/2024 (A)	200,000	205,310
5.750%, 04/15/2026 (A)	920,000	957,996
9.250%, 05/15/2023 (A)	291,000	305,928
Sensata Technologies, Inc. 4.375%, 02/15/2030 (A)	340,000	340,000
Standard Industries, Inc.
4.750%, 01/15/2028 (A)	420,000	434,137
6.000%, 10/15/2025 (A)	330,000	345,992
The ADT Security Corp. 4.125%, 06/15/2023	700,000	710,500
United Airlines 2013-1 Class B Pass Through Trust 5.375%, 02/15/2023	313,702	325,622
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 10/11/2023	88,850	91,391
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Rentals North America, Inc.
4.625%, 10/15/2025	$190,000	$193,893
4.875%, 01/15/2028	880,000	915,200
5.250%, 01/15/2030 (B)	1,270,000	1,331,125
5.500%, 05/15/2027	650,000	689,000
6.500%, 12/15/2026	580,000	631,910
Waste Pro USA, Inc. 5.500%, 02/15/2026 (A)	440,000	453,622
XPO CNW, Inc. 6.700%, 05/01/2034	740,000	725,200
XPO Logistics, Inc. 6.125%, 09/01/2023 (A)(B)	937,000	967,453
		19,160,876
Information technology – 1.6%
Amkor Technology, Inc. 6.625%, 09/15/2027 (A)	560,000	610,400
CDK Global, Inc.
4.875%, 06/01/2027	250,000	260,300
5.250%, 05/15/2029 (A)	30,000	31,050
5.875%, 06/15/2026	630,000	670,163
CommScope Technologies LLC
5.000%, 03/15/2027 (A)	180,000	148,500
6.000%, 06/15/2025 (A)(B)	260,000	234,650
CommScope, Inc. 8.250%, 03/01/2027 (A)	330,000	321,234
Dell International LLC 7.125%, 06/15/2024 (A)	360,000	379,980
j2 Cloud Services LLC 6.000%, 07/15/2025 (A)	560,000	591,276
		3,247,553
Materials – 9.6%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	1,260,000	1,341,774
7.000%, 09/30/2026 (A)	660,000	716,120
ArcelorMittal 6.750%, 03/01/2041	470,000	558,071
ARD Securities Finance SARL (8.750% Cash or 8.750% PIK) 8.750%, 01/31/2023 (A)(B)	766,954	793,797
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (A)	1,070,000	1,118,792
BHP Billiton Finance USA, Ltd. (6.750% to 10-20-25, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075 (A)	250,000	292,188
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (A)	620,000	590,550
7.500%, 04/01/2025 (A)	1,140,000	1,122,900
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (A)	620,000	568,850
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	248,000	248,620
3.875%, 03/15/2023	160,000	161,200
4.550%, 11/14/2024	730,000	748,104
5.450%, 03/15/2043	2,030,000	1,827,771
FXI Holdings, Inc. 7.875%, 11/01/2024 (A)	580,000	504,600
Greif, Inc. 6.500%, 03/01/2027 (A)	880,000	933,240
Hudbay Minerals, Inc. 7.625%, 01/15/2025 (A)	1,410,000	1,429,388
Mercer International, Inc.
5.500%, 01/15/2026	380,000	365,750
6.500%, 02/01/2024	690,000	707,250

92

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(C)	$913,644	$1,142
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)	340,000	199,750
Olin Corp. 5.000%, 02/01/2030	420,000	420,672
Pactiv LLC
7.950%, 12/15/2025	380,000	414,200
8.375%, 04/15/2027	1,130,000	1,226,050
Summit Materials LLC
5.125%, 06/01/2025 (A)	300,000	307,500
6.500%, 03/15/2027 (A)	360,000	384,300
Teck Resources, Ltd. 5.200%, 03/01/2042	670,000	666,444
Trivium Packaging Finance BV 5.500%, 08/15/2026 (A)	200,000	210,240
U.S. Concrete, Inc. 6.375%, 06/01/2024	300,000	312,000
Valvoline, Inc.
4.375%, 08/15/2025 (B)	510,000	518,925
5.500%, 07/15/2024	650,000	676,000
		19,366,188
Real estate – 2.4%
CoreCivic, Inc.
4.625%, 05/01/2023	130,000	125,956
5.000%, 10/15/2022	390,000	389,025
CTR Partnership LP 5.250%, 06/01/2025	410,000	423,325
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	800,000	812,000
Forestar Group, Inc. 8.000%, 04/15/2024 (A)	640,000	691,200
MPT Operating Partnership LP
4.625%, 08/01/2029	310,000	319,300
5.000%, 10/15/2027	340,000	356,150
5.250%, 08/01/2026	250,000	261,938
The GEO Group, Inc.
5.875%, 10/15/2024	750,000	645,000
6.000%, 04/15/2026	945,000	762,615
		4,786,509
Utilities – 0.6%
NRG Energy, Inc. 7.250%, 05/15/2026	40,000	43,810
Suburban Propane Partners LP 5.875%, 03/01/2027	450,000	459,909
Talen Energy Supply LLC
6.625%, 01/15/2028 (A)	410,000	402,825
10.500%, 01/15/2026 (A)	340,000	293,250
		1,199,794
TOTAL CORPORATE BONDS (Cost $166,154,582)		$166,093,700
CONVERTIBLE BONDS – 1.1%
Communication services – 0.6%
DISH Network Corp.
2.375%, 03/15/2024	420,000	369,064
3.375%, 08/15/2026	110,000	100,783
Liberty Media Corp. 2.125%, 03/31/2048 (A)	370,000	378,325
Zillow Group, Inc.
0.750%, 09/01/2024 (A)	150,000	143,259
1.375%, 09/01/2026 (A)	150,000	140,045
		1,131,476
High Yield Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Energy – 0.1%
Cheniere Energy, Inc. 4.250%, 03/15/2045	$140,000	$107,975
Chesapeake Energy Corp. 5.500%, 09/15/2026	260,000	155,350
		263,325
Information technology – 0.4%
Okta, Inc. 0.125%, 09/01/2025 (A)	180,000	162,974
Vishay Intertechnology, Inc. 2.250%, 06/15/2025	630,000	588,924
		751,898
TOTAL CONVERTIBLE BONDS (Cost $2,329,565)		$2,146,699
TERM LOANS (E) – 6.1%
Communication services – 0.2%
iHeartCommunications, Inc., Exit Term Loan (1 month LIBOR + 4.000%) 6.100%, 05/01/2026	432,109	434,663
Consumer discretionary – 2.3%
CEOC LLC, Exit Term Loan (1 month LIBOR + 2.000%) 4.044%, 10/06/2024	679,171	678,709
CWGS Group LLC, 2016 Term Loan (1 month LIBOR + 2.750%) 4.794%, 11/08/2023	787,725	668,723
Del Frisco's Restaurant Group, Inc., 2019 Bridge Term Loan 12/31/2019 TBD (F)	500,000	500,000
Diamond Sports Group LLC, Term Loan (1 month LIBOR + 3.250%) 5.300%, 08/24/2026	90,000	90,450
Panther BF Aggregator 2 LP, USD Term Loan B (1 month LIBOR + 3.500%) 5.544%, 04/30/2026	480,000	474,902
PetSmart, Inc., Consenting Term Loan (1 month LIBOR + 4.000%) 6.040%, 03/11/2022	1,544,693	1,505,118
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 8.057%, 06/19/2026	650,000	638,086
TOMS Shoes LLC, Term Loan B (3 month LIBOR + 5.500%) 7.760%, 11/02/2020	162,443	102,339
		4,658,327
Energy – 0.4%
Eastern Power LLC, Term Loan B (1 month LIBOR + 3.750%) 5.794%, 10/02/2023	540,435	541,710
Permian Production Partners LLC, Term Loan (1 month LIBOR + 6.000%) 8.050%, 05/18/2024	446,500	223,250
		764,960
Financials – 0.5%
Allied Universal Holdco LLC, 2019 Term Loan B (3 month LIBOR + 4.250%) 6.507%, 07/10/2026	755,225	755,580
Jane Street Group LLC, 2018 Term Loan B (1 month LIBOR + 3.000%) 5.046%, 08/25/2022	329,169	327,934
		1,083,514

93

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Health care – 2.0%
Immucor, Inc., Extended Term Loan B (3 month LIBOR + 5.000%) 7.104%, 06/15/2021	$285,782	$285,157
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%) 5.794%, 09/30/2024	668,312	669,529
Option Care Health, Inc., Term Loan B (1 month LIBOR + 4.500%) 6.544%, 05/21/2026	610,000	607,713
Radnet Management, Inc., Reprice Term Loan (3 month LIBOR + 3.500%) 5.830%, 06/30/2023	777,143	779,086
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 4.500%) 6.554%, 11/17/2025	307,675	307,724
U.S. Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 7.063%, 06/26/2026	1,110,000	1,046,175
VVC Holding Corp., 2019 Term Loan B (3 month LIBOR + 4.500%) 6.681%, 02/11/2026	268,650	267,643
		3,963,027
Industrials – 0.4%
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%) 5.789%, 04/12/2025	553,000	540,558
Temple Generation I LLC, 2nd Lien Term Loan (1 month LIBOR + 8.000%) 10.054%, 02/07/2023	284,562	284,562
		825,120
Information technology – 0.3%
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 6.294%, 11/29/2025	668,317	639,579
TOTAL TERM LOANS (Cost $12,775,474)		$12,369,190
ASSET BACKED SECURITIES – 5.3%
Anchorage Capital CLO, Ltd. Series 2014-3RA, Class E (3 month LIBOR + 5.550%) 7.756%, 01/28/2031 (A)(G)	670,000	618,447
ARES XLIV CLO, Ltd. Series 2017-44A, Class D (3 month LIBOR + 6.550%) 8.853%, 10/15/2029 (A)(G)	700,000	668,422
Avery Point VI CLO, Ltd. Series 2015-6A, Class E1 (3 month LIBOR + 5.500%) 7.787%, 08/05/2027 (A)(G)	750,000	695,642
BlueMountain CLO, Ltd.
Series 2015-2A, Class ER (3 month LIBOR + 5.200%) 7.500%, 07/18/2027 (A)(G)	250,000	228,667
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 10.029%, 08/20/2032 (A)(G)	300,000	290,917
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month LIBOR + 3.700%) 5.978%, 07/20/2031 (A)(G)	750,000	725,681
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 6.000%) 8.278%, 04/20/2029 (A)(G)	400,000	378,246
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Cent CLO 24, Ltd. Series 2015-24A, Class CR (3 month LIBOR + 3.150%) 5.453%, 10/15/2026 (A)(G)	$360,000	$358,747
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 7.703%, 04/17/2030 (A)(G)	250,000	224,251
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 7.928%, 07/20/2028 (A)(G)	750,000	720,884
CVP CLO, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.650%) 4.928%, 01/20/2031 (A)(G)	500,000	463,049
Greenwood Park CLO, Ltd. Series 2018-1A, Class D (3 month LIBOR + 2.500%) 5.287%, 04/15/2031 (A)(G)	290,000	269,781
Greywolf CLO, Ltd. Series 2019-1A, Class C (3 month LIBOR + 3.950%) 6.538%, 04/17/2030 (A)(G)	250,000	250,033
Jamestown CLO VIII, Ltd. Series 2015-8A, Class D2 (3 month LIBOR + 6.750%) 9.053%, 01/15/2028 (A)(G)	750,000	736,423
Neuberger Berman CLO, Ltd. Series 2014-17A, Class ER (3 month LIBOR + 6.550%) 8.828%, 04/22/2029 (A)(G)	420,000	391,772
Oaktree CLO, Ltd. Series 2015-1A, Class DR (3 month LIBOR + 5.200%) 7.478%, 10/20/2027 (A)(G)	250,000	241,316
Octagon Investment Partners XWIII, Ltd. Series 2015-1A, Class ER (3 month LIBOR + 5.750%) 8.053%, 07/15/2027 (A)(G)	250,000	244,058
OZLM XIX, Ltd. Series 2017-19A, Class C (3 month LIBOR + 3.100%) 5.403%, 11/22/2030 (A)(G)	810,000	758,982
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 5.409%, 06/22/2030 (A)(G)	570,000	544,404
Sound Point CLO, Ltd. Series 2013-2RA, Class E (3 month LIBOR + 6.000%) 8.303%, 04/15/2029 (A)(G)	350,000	328,576
THL Credit Wind River CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 5.550%) 7.853%, 07/15/2028 (A)(G)	750,000	711,594
Treman Park CLO, Ltd. Series 2015-1A, Class ERR (3 month LIBOR + 5.500%) 7.778%, 10/20/2028 (A)(G)	250,000	237,417

94

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 5.607%, 04/15/2027 (A)(G)	$350,000	$334,072
Series 2014-17A, Class ERR (3 month LIBOR + 5.740%) 8.527%, 04/15/2027 (A)(G)	350,000	328,845
TOTAL ASSET BACKED SECURITIES (Cost $11,073,920)		$10,750,226
COMMON STOCKS – 0.9%
Communication services – 0.0%
Vertis Holdings, Inc. (H)(I)	69,391	0
Energy – 0.7%
Berry Petroleum Corp.	146,047	1,367,000
Hercules Offshore, Inc. (H)(I)	45,689	29,632
KCAD Holdings I, Ltd. (H)(I)	165,553,563	166
Montage Resources Corp. (B)(I)	28,903	109,253
MWO Holdings LLC (H)(I)	445	25,841
		1,531,892
Industrials – 0.2%
Temple Generation I LLC (I)	17,991	368,816
TOTAL COMMON STOCKS (Cost $10,227,360)		$1,900,708
PREFERRED SECURITIES – 0.8%
Financials – 0.8%
B. Riley Financial, Inc., 6.875%	8,875	231,460
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.943% (G)	51,072	1,338,597
		1,570,057
TOTAL PREFERRED SECURITIES (Cost $1,427,013)		$1,570,057
ESCROW SHARES – 0.0%
Bossier Casino Venture Holdco, Inc. (H)(I)	43,365	11,275
TOTAL ESCROW SHARES (Cost $0)		$11,275
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (H)(I)	$3,000,000	0
9.875%, 03/01/2049 (H)(I)	2,050,000	0
10.250%, 11/01/2049 (H)(I)	1,025,000	0
Magellan Health, Inc. 9.750%, 05/15/2020 (H)(I)	1,930,000	500
TOTAL ESCROW CERTIFICATES (Cost $429,420)		$500
SECURITIES LENDING COLLATERAL – 7.0%
John Hancock Collateral Trust, 2.1169% (J)(K)	1,406,961	14,079,036
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,079,290)		$14,079,036
High Yield Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.9%
Money market funds – 1.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 1.8811% (J)	3,837,754	$3,837,754
TOTAL SHORT-TERM INVESTMENTS (Cost $3,837,754)		$3,837,754
Total Investments (High Yield Trust) (Cost $225,375,338) – 106.0%		$214,572,374
Other assets and liabilities, net – (6.0%)		(12,116,199)
TOTAL NET ASSETS – 100.0%		$202,456,175
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $105,744,521 or 52.2% of the fund's net assets as of 9-30-19.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $13,780,146.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
(J)	The rate shown is the annualized seven-day yield as of 9-30-19.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	86	Long	Dec 2019	$10,300,965	$10,246,766	$(54,199)
U.S. Treasury Long Bond Futures	11	Short	Dec 2019	(1,810,580)	(1,785,438)	25,142
						$(29,057)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
95

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	1,872,009	USD	1,427,444	JPM	10/17/2019	—	$(14,073)
MXN	1,174,325	USD	60,010	JPM	10/17/2019	—	(651)
USD	144,209	EUR	127,131	JPM	10/17/2019	$5,485	—
						$5,485	$(14,724)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.0%
Argentina - 0.0%
Banco Macro SA, ADR	1,600	$41,632
Globant SA (A)	1,200	109,896
Grupo Financiero Galicia SA, ADR	3,700	48,100
Pampa Energia SA, ADR (A)	2,300	39,928
YPF SA, ADR	6,300	58,275
		297,831
Australia - 4.8%
AGL Energy, Ltd.	24,640	318,767
Alumina, Ltd.	94,472	151,357
AMP, Ltd.	102,336	126,217
APA Group	44,410	343,950
Aristocrat Leisure, Ltd.	20,789	429,815
ASX, Ltd.	6,951	380,911
Aurizon Holdings, Ltd.	76,706	305,777
AusNet Services	77,670	95,157
Australia & New Zealand Banking Group, Ltd.	103,351	1,985,340
Bank of Queensland, Ltd.	17,119	114,646
Bendigo & Adelaide Bank, Ltd.	18,165	140,943
BHP Group PLC	77,583	1,657,110
BHP Group, Ltd.	106,565	2,633,282
BlueScope Steel, Ltd.	20,070	163,016
Boral, Ltd.	42,857	139,868
Brambles, Ltd.	57,039	439,258
Caltex Australia, Ltd.	9,411	167,220
Challenger, Ltd.	22,963	114,358
CIMIC Group, Ltd.	3,702	78,660
Coca-Cola Amatil, Ltd.	21,130	152,050
Cochlear, Ltd.	2,020	284,264
Coles Group, Ltd.	40,710	423,242
Commonwealth Bank of Australia	64,038	3,493,239
Computershare, Ltd.	16,916	184,923
Crown Resorts, Ltd.	14,067	114,431
CSL, Ltd.	16,387	2,590,982
Dexus	39,487	318,058
Flight Centre Travel Group, Ltd.	2,493	80,074
Fortescue Metals Group, Ltd.	54,593	324,950
Goodman Group	59,055	565,262
Harvey Norman Holdings, Ltd. (B)	19,515	59,700
Incitec Pivot, Ltd.	65,708	150,476
Insurance Australia Group, Ltd.	82,791	441,770
Lendlease Group	20,344	241,298
Macquarie Group, Ltd.	11,760	1,042,433
Magellan Financial Group, Ltd.	4,432	154,368
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Medibank Pvt., Ltd.	99,625	$228,791
Mirvac Group	141,329	291,967
MMG, Ltd. (A)	88,000	20,766
National Australia Bank, Ltd.	103,587	2,076,943
Newcrest Mining, Ltd.	28,639	660,864
Oil Search, Ltd.	49,235	243,061
Orica, Ltd.	13,519	205,871
Origin Energy, Ltd.	63,117	339,956
QBE Insurance Group, Ltd. (B)	49,037	415,952
Ramsay Health Care, Ltd.	5,011	219,532
REA Group, Ltd.	2,146	156,888
Santos, Ltd.	64,049	333,964
Scentre Group	191,167	507,176
SEEK, Ltd.	11,910	172,759
Sonic Healthcare, Ltd.	16,282	308,724
South32, Ltd.	112,851	199,035
South32, Ltd. (London Stock Exchange)	74,597	131,329
Stockland	87,409	268,494
Suncorp Group, Ltd. (B)	45,184	416,279
Sydney Airport	39,872	216,353
Tabcorp Holdings, Ltd.	75,725	247,867
Telstra Corp., Ltd.	148,535	352,097
The GPT Group	65,090	270,671
TPG Telecom, Ltd.	13,013	60,991
Transurban Group	96,778	960,761
Treasury Wine Estates, Ltd.	26,341	330,629
Vicinity Centres	127,154	220,611
Washington H Soul Pattinson & Company, Ltd.	3,863	54,890
Wesfarmers, Ltd.	40,710	1,093,790
Westpac Banking Corp.	123,266	2,461,949
Woodside Petroleum, Ltd.	34,179	746,714
Woolworths Group, Ltd.	48,115	1,210,748
WorleyParsons, Ltd.	11,515	101,019
		35,934,613
Austria - 0.1%
ANDRITZ AG	2,752	112,462
Erste Group Bank AG (A)	11,010	363,877
OMV AG	5,543	297,097
Raiffeisen Bank International AG	4,926	114,243
Verbund AG	2,442	133,615
voestalpine AG (B)	4,357	100,177
		1,121,471

96

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium - 0.7%
Ageas	7,799	$432,340
Anheuser-Busch InBev SA	27,018	2,571,570
Colruyt SA	2,769	151,693
Groupe Bruxelles Lambert SA	3,135	300,924
KBC Group NV	8,597	558,389
Proximus SADP	5,996	178,166
Solvay SA	2,881	298,263
Telenet Group Holding NV	2,144	101,175
Titan Cement International SA (A)	2,489	51,545
UCB SA	4,152	301,238
Umicore SA	6,530	246,725
		5,192,028
Brazil - 1.3%
Ambev SA	169,030	783,121
Atacadao SA	13,900	70,421
B2W Cia Digital (A)	7,524	87,555
B3 SA - Brasil Bolsa Balcao	73,407	770,827
Banco Bradesco SA	44,362	333,653
Banco BTG Pactual SA	7,800	109,915
Banco do Brasil SA	30,113	329,689
Banco Santander Brasil SA	14,000	152,738
BB Seguridade Participacoes SA	24,400	205,714
BR Malls Participacoes SA	28,116	97,511
Braskem SA, ADR (A)	1,584	24,790
BRF SA (A)	19,720	181,303
CCR SA	40,100	166,482
Centrais Eletricas Brasileiras SA	11,900	114,992
Centrais Eletricas Brasileiras SA, ADR	1,429	14,361
Cia Brasileira de Distribuicao, ADR	628	12,076
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	134,536
Cia Siderurgica Nacional SA	16,100	51,265
Cia Siderurgica Nacional SA, ADR (B)	11,800	37,288
Cielo SA	44,260	85,219
Cosan SA	7,211	92,330
Embraer SA	12,800	55,175
Embraer SA, ADR	2,626	45,299
Energisa SA	3,100	37,268
Engie Brasil Energia SA	9,375	100,159
Equatorial Energia SA	6,700	161,721
Hypera SA	14,208	114,657
IRB Brasil Resseguros SA	25,200	228,410
JBS SA	34,073	268,897
Klabin SA	24,000	88,896
Kroton Educacional SA	47,780	128,565
Localiza Rent a Car SA	20,026	219,108
Lojas Renner SA	29,227	355,019
M Dias Branco SA	4,800	40,434
Magazine Luiza SA	21,600	192,557
Multiplan Empreendimentos Imobiliarios SA	9,975	69,262
Natura Cosmeticos SA	13,000	105,941
Notre Dame Intermedica Participacoes SA	10,400	135,790
Petrobras Distribuidora SA	25,000	165,646
Petroleo Brasileiro SA	106,229	770,841
Porto Seguro SA	4,419	62,633
Raia Drogasil SA	8,100	186,780
Rumo SA (A)	38,235	225,456
Sul America SA	7,299	83,812
Suzano SA	17,263	139,809
Suzano SA, ADR (B)	3,164	25,533
Telefonica Brasil SA, ADR	6,017	79,244
TIM Participacoes SA	28,020	80,318
Ultrapar Participacoes SA	25,400	113,033
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Vale SA (A)	113,597	$1,305,493
WEG SA	30,058	175,286
		9,616,828
Canada - 7.0%
Agnico Eagle Mines, Ltd.	8,919	477,978
Air Canada (A)	4,700	153,291
Alimentation Couche-Tard, Inc., Class B	32,600	999,026
AltaGas, Ltd. (B)	11,500	168,830
Atco, Ltd., Class I	3,400	124,416
Aurora Cannabis, Inc. (A)(B)	27,900	122,563
Bank of Montreal	22,600	1,664,572
Barrick Gold Corp.	42,438	734,180
Barrick Gold Corp. (London Stock Exchange)	20,657	374,349
BCE, Inc.	6,024	291,367
BlackBerry, Ltd. (A)	21,000	110,005
Bombardier, Inc., Class B (A)	88,200	119,167
Brookfield Asset Management, Inc., Class A	29,948	1,590,249
CAE, Inc.	10,400	264,229
Cameco Corp.	16,300	154,775
Canadian Imperial Bank of Commerce	16,300	1,344,871
Canadian National Railway Company	25,600	2,298,657
Canadian Natural Resources, Ltd.	44,260	1,177,616
Canadian Pacific Railway, Ltd.	4,900	1,088,922
Canadian Tire Corp., Ltd., Class A (B)	1,900	213,211
Canadian Utilities, Ltd., Class A	5,500	162,113
Canopy Growth Corp. (A)(B)	8,000	183,266
CCL Industries, Inc., Class B	6,000	242,020
Cenovus Energy, Inc.	40,300	378,102
CGI, Inc. (A)	8,500	672,121
CI Financial Corp.	10,300	150,280
Constellation Software, Inc. (B)	700	699,102
Cronos Group, Inc. (A)(B)	8,100	73,183
Dollarama, Inc.	10,200	365,163
Emera, Inc.	8,500	373,144
Empire Company, Ltd., Class A (B)	7,200	194,938
Enbridge, Inc.	71,900	2,523,569
Encana Corp.	57,100	261,612
Fairfax Financial Holdings, Ltd.	900	396,724
First Capital Realty, Inc.	7,800	129,936
First Quantum Minerals, Ltd.	26,954	226,439
Fortis, Inc.	16,235	686,359
Franco-Nevada Corp.	7,100	646,950
George Weston, Ltd.	3,099	260,720
Gildan Activewear, Inc.	8,400	298,123
Great-West Lifeco, Inc.	11,200	268,915
H&R Real Estate Investment Trust	6,200	108,243
Husky Energy, Inc.	14,897	104,797
Hydro One, Ltd. (B)(C)	13,300	245,852
iA Financial Corp., Inc.	4,500	204,782
IGM Financial, Inc.	3,900	110,743
Imperial Oil, Ltd.	11,130	289,833
Intact Financial Corp.	5,200	523,356
Inter Pipeline, Ltd.	15,900	279,032
Keyera Corp.	8,500	206,397
Kinross Gold Corp. (A)	52,429	241,399
Kirkland Lake Gold, Ltd. (B)	7,100	318,062
Loblaw Companies, Ltd.	7,240	412,372
Lundin Mining Corp.	26,800	126,025
Magna International, Inc.	10,600	565,024
Manulife Financial Corp. (D)	69,400	1,272,914
Methanex Corp.	2,700	95,805
Metro, Inc.	9,357	411,966
National Bank of Canada (B)	12,700	631,909

97

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Nutrien, Ltd.	20,590	$1,025,731
Onex Corp.	3,500	216,972
Open Text Corp.	10,300	420,132
Pembina Pipeline Corp.	18,998	704,224
Power Corp. of Canada	10,347	238,359
Power Financial Corp.	9,300	215,644
PrairieSky Royalty, Ltd. (B)	9,247	128,984
Quebecor, Inc., Class B	6,400	145,309
Restaurant Brands International, Inc.	9,046	643,192
RioCan Real Estate Investment Trust	6,300	125,444
Rogers Communications, Inc., Class B	13,600	662,421
Royal Bank of Canada	51,300	4,161,385
Saputo, Inc.	9,100	279,694
Shaw Communications, Inc., Class B	18,110	355,824
Shopify, Inc., Class A (A)	3,400	1,058,097
SmartCentres Real Estate Investment Trust	3,100	76,046
SNC-Lavalin Group, Inc.	7,300	102,818
Sun Life Financial, Inc.	20,800	930,062
Suncor Energy, Inc.	55,635	1,754,906
TC Energy Corp.	32,797	1,698,211
Teck Resources, Ltd., Class B	19,461	315,524
TELUS Corp.	7,600	270,476
The Bank of Nova Scotia	43,400	2,465,072
The Stars Group, Inc. (A)(B)	7,600	113,755
The Toronto-Dominion Bank	65,100	3,795,883
Thomson Reuters Corp.	7,754	518,260
Tourmaline Oil Corp.	10,800	106,871
Vermilion Energy, Inc. (B)	6,100	101,617
West Fraser Timber Company, Ltd.	2,700	108,012
Wheaton Precious Metals Corp.	16,953	444,539
WSP Global, Inc.	4,200	245,466
		52,242,494
Chile - 0.3%
Antofagasta PLC	16,040	177,074
Banco Santander Chile, ADR	15,561	435,708
Cencosud SA	61,383	100,991
Cia Cervecerias Unidas SA, ADR	8,997	199,643
Enel Americas SA, ADR	62,059	565,357
Enel Chile SA, ADR	53,119	223,631
Itau CorpBanca, ADR	7,999	89,302
Latam Airlines Group SA, ADR (B)	19,197	213,087
Sociedad Quimica y Minera de Chile SA, ADR	6,254	173,799
		2,178,592
China - 7.0%
3SBio, Inc. (A)(C)	40,500	66,975
51job, Inc., ADR (A)(B)	900	66,600
58.com, Inc., ADR (A)	3,300	162,723
AAC Technologies Holdings, Inc.	27,342	144,244
AECC Aviation Power Company, Ltd., Class A	3,600	11,043
Agile Group Holdings, Ltd.	54,000	65,597
Agricultural Bank of China, Ltd., Class A	119,900	58,162
Agricultural Bank of China, Ltd., H Shares	1,041,000	407,652
Aier Eye Hospital Group Company, Ltd., Class A	3,380	16,810
Air China, Ltd., H Shares	84,534	74,195
Alibaba Group Holding, Ltd., ADR (A)	51,100	8,545,433
Aluminum Corp. of China, Ltd., H Shares (A)	185,220	58,363
Angang Steel Company, Ltd., H Shares	49,400	18,032
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Anhui Conch Cement Company, Ltd., Class A	6,400	$37,110
Anhui Conch Cement Company, Ltd., H Shares	56,790	337,011
ANTA Sports Products, Ltd.	43,000	355,446
Autohome, Inc., ADR (A)(B)	2,100	174,573
AviChina Industry & Technology Company, Ltd., H Shares	72,000	35,371
BAIC Motor Corp., Ltd., H Shares (C)	63,000	38,920
Baidu, Inc., ADR (A)	9,900	1,017,324
Bank of Beijing Company, Ltd., Class A	22,600	16,985
Bank of China, Ltd., Class A	52,600	26,396
Bank of China, Ltd., H Shares	2,832,563	1,110,850
Bank of Communications Company, Ltd., Class A	63,200	48,283
Bank of Communications Company, Ltd., H Shares	337,527	220,325
Bank of Jiangsu Company, Ltd., Class A	12,400	11,674
Bank of Nanjing Company, Ltd., Class A	13,600	16,382
Bank of Ningbo Company, Ltd., Class A	5,600	19,804
Bank of Shanghai Company, Ltd., Class A	15,210	19,935
Baoshan Iron & Steel Company, Ltd., Class A	19,900	16,492
Baozun, Inc., ADR (A)(B)	1,300	55,510
BBMG Corp., H Shares	44,000	12,624
BeiGene, Ltd., ADR (A)	1,200	146,952
Beijing Capital International Airport Company, Ltd., H Shares	52,789	45,045
BOE Technology Group Company, Ltd., Class A	36,200	19,061
BYD Company, Ltd., Class A	1,900	12,992
BYD Company, Ltd., H Shares (B)	24,105	119,796
BYD Electronic International Company, Ltd.	13,500	20,214
CGN Power Company, Ltd., H Shares (C)	446,000	112,753
China Aoyuan Group, Ltd.	24,000	27,188
China Cinda Asset Management Company, Ltd., H Shares	304,800	59,881
China CITIC Bank Corp., Ltd., H Shares	310,800	165,707
China Coal Energy Company, Ltd., H Shares	41,000	16,690
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	64,104
China Communications Construction Company, Ltd., H Shares	152,335	119,111
China Communications Services Corp., Ltd., H Shares	129,600	73,474
China Conch Venture Holdings, Ltd.	57,900	214,129
China Construction Bank Corp., Class A	15,400	15,095
China Construction Bank Corp., H Shares	3,462,914	2,638,599
China Eastern Airlines Corp., Ltd., Class A (A)	15,800	11,476
China Eastern Airlines Corp., Ltd., H Shares (A)	50,000	24,217
China Everbright Bank Company, Ltd., Class A	42,600	23,524
China Everbright Bank Company, Ltd., H Shares	120,000	51,119
China Evergrande Group (A)(B)	65,959	140,544
China Fortune Land Development Company, Ltd., Class A	3,200	12,104

98

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Galaxy Securities Company, Ltd., H Shares	129,500	$68,942
China Hongqiao Group, Ltd.	34,500	22,028
China Huarong Asset Management Company, Ltd., H Shares (C)	351,700	52,945
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	3,301
China International Capital Corp., Ltd., H Shares (C)	36,800	71,425
China International Travel Service Corp., Ltd., Class A	3,100	40,422
China Life Insurance Company, Ltd., Class A	4,500	17,355
China Life Insurance Company, Ltd., H Shares	265,624	612,090
China Literature, Ltd. (A)(C)	6,400	21,732
China Longyuan Power Group Corp., Ltd., H Shares	99,000	55,626
China Medical System Holdings, Ltd.	48,300	57,369
China Merchants Bank Company, Ltd., Class A	33,200	161,902
China Merchants Bank Company, Ltd., H Shares	139,323	662,642
China Merchants Securities Company, Ltd., Class A	6,100	14,068
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	7,000	18,650
China Minsheng Banking Corp., Ltd., Class A	57,080	48,165
China Minsheng Banking Corp., Ltd., H Shares	242,496	164,861
China Molybdenum Company, Ltd., Class A	28,400	14,498
China Molybdenum Company, Ltd., H Shares	129,000	42,815
China National Building Material Company, Ltd., H Shares	138,000	123,777
China National Nuclear Power Company, Ltd., Class A	20,900	15,500
China Oilfield Services, Ltd., H Shares	56,000	66,963
China Oriental Group Company, Ltd.	22,000	7,607
China Pacific Insurance Group Company, Ltd., Class A	10,100	49,403
China Pacific Insurance Group Company, Ltd., H Shares	94,100	345,280
China Petroleum & Chemical Corp., Class A	27,300	19,205
China Petroleum & Chemical Corp., H Shares (B)	909,361	538,107
China Railway Construction Corp., Ltd., Class A	12,300	16,311
China Railway Construction Corp., Ltd., H Shares	67,500	73,845
China Railway Group, Ltd., Class A	30,000	25,240
China Railway Group, Ltd., H Shares	179,000	108,653
China Railway Signal & Communication Corp., Ltd., H Shares (C)	53,000	32,789
China Reinsurance Group Corp., H Shares	203,000	32,906
China Resources Pharmaceutical Group, Ltd. (C)	66,000	61,745
China Shenhua Energy Company, Ltd., Class A	4,700	12,373
China Shenhua Energy Company, Ltd., H Shares	127,500	255,976
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Shipbuilding Industry Company, Ltd., Class A	24,500	$18,931
China Southern Airlines Company, Ltd., Class A	13,800	12,830
China Southern Airlines Company, Ltd., H Shares	64,000	38,713
China State Construction Engineering Corp., Ltd., Class A	67,540	51,424
China Telecom Corp., Ltd., H Shares	481,604	219,303
China Tower Corp., Ltd., H Shares (B)(C)	1,390,000	315,459
China United Network Communications, Ltd., Class A	49,900	42,064
China Vanke Company, Ltd., Class A	15,600	56,730
China Vanke Company, Ltd., H Shares	50,300	175,058
China Yangtze Power Company, Ltd., Class A	35,400	90,484
China Zhongwang Holdings, Ltd.	32,800	13,350
Chongqing Rural Commercial Bank Company, Ltd., H Shares	88,000	46,852
Chongqing Zhifei Biological Products Company, Ltd., Class A	2,100	13,968
CIFI Holdings Group Company, Ltd. (B)	128,078	74,852
CITIC Securities Company, Ltd., Class A	15,800	49,863
CITIC Securities Company, Ltd., H Shares (B)	75,500	141,452
CNOOC, Ltd.	637,258	975,725
Contemporary Amperex Technology Company, Ltd., Class A	1,200	12,044
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	44,000	19,488
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	92,000	32,768
Country Garden Holdings Company, Ltd.	271,574	343,966
Country Garden Services Holdings Company, Ltd.	36,000	103,825
CRRC Corp., Ltd., Class A	39,100	40,126
CRRC Corp., Ltd., H Shares	164,150	114,542
CSPC Pharmaceutical Group, Ltd.	164,000	329,119
Ctrip.com International, Ltd., ADR (A)	14,300	418,847
Dali Foods Group Company, Ltd. (C)	73,000	44,795
Daqin Railway Company, Ltd., Class A	15,900	16,916
Datang International Power Generation Company, Ltd., H Shares	110,000	22,737
Dongfeng Motor Group Company, Ltd., H Shares	123,220	117,073
East Money Information Company, Ltd., Class A	7,000	14,510
ENN Energy Holdings, Ltd.	27,300	282,536
Focus Media Information Technology Company, Ltd., Class A	15,700	11,541
Foshan Haitian Flavouring & Food Company, Ltd., Class A	3,600	55,516
Fosun International, Ltd.	102,500	126,870
Founder Securities Company, Ltd., Class A	13,200	12,762
Foxconn Industrial Internet Company, Ltd., Class A	6,400	12,957
Future Land Development Holdings, Ltd. (A)(B)	64,000	55,865
Fuyao Glass Industry Group Company, Ltd., H Shares (B)(C)	16,800	46,620
GDS Holdings, Ltd., ADR (A)	2,100	84,168
Gemdale Corp., Class A	7,300	11,831

99

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Genscript Biotech Corp. (A)	28,000	$53,670
GF Securities Company, Ltd., Class A	6,300	12,001
GF Securities Company, Ltd., H Shares	47,800	50,107
GOME Retail Holdings, Ltd. (A)(B)	386,127	34,971
Great Wall Motor Company, Ltd., H Shares (B)	123,000	82,421
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,800	38,566
Greenland Holdings Corp., Ltd., Class A	13,100	12,972
Greentown Service Group Company, Ltd.	22,000	21,587
Guangzhou Automobile Group Company, Ltd., H Shares	142,310	136,194
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	11,199
Guangzhou R&F Properties Company, Ltd., H Shares	43,600	66,008
Guosen Securities Company, Ltd., Class A	6,600	11,376
Guotai Junan Securities Company, Ltd., Class A	8,000	19,733
Guotai Junan Securities Company, Ltd., H Shares (C)	21,400	33,287
Haier Smart Home Company, Ltd., Class A	6,500	13,941
Haitian International Holdings, Ltd. (B)	29,000	59,376
Haitong Securities Company, Ltd., Class A	8,700	17,471
Haitong Securities Company, Ltd., H Shares	113,200	118,726
Hangzhou Hikvision Digital Technology Company, Ltd., Class A	15,000	68,018
Hengan International Group Company, Ltd.	25,000	163,816
Hengli Petrochemical Company, Ltd., Class A	9,500	19,908
Hua Hong Semiconductor, Ltd. (B)(C)	9,000	17,922
Huadian Power International Corp., Ltd., H Shares	58,000	22,063
Huadong Medicine Company, Ltd., Class A	2,800	10,288
Huaneng Power International, Inc., H Shares	149,436	71,904
Huaneng Renewables Corp., Ltd., H Shares	226,000	76,861
Huatai Securities Company, Ltd., Class A	7,000	18,752
Huatai Securities Company, Ltd., H Shares (C)	65,400	98,002
Huaxia Bank Company, Ltd., Class A	13,700	14,169
Huayu Automotive Systems Company, Ltd., Class A	5,100	16,810
Huazhu Group, Ltd., ADR (B)	4,700	155,194
Hundsun Technologies, Inc., Class A	1,300	13,483
Iflytek Company, Ltd., Class A	3,500	15,632
Industrial & Commercial Bank of China, Ltd., Class A	86,800	67,292
Industrial & Commercial Bank of China, Ltd., H Shares	2,338,735	1,566,801
Industrial Bank Company, Ltd., Class A	33,400	82,140
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	48,800	9,988
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	9,800	39,206
Inner Mongolia Yitai Coal Company, Ltd., Class B	37,900	34,765
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
iQIYI, Inc., ADR (A)(B)	4,500	$72,585
JD.com, Inc., ADR (A)	26,200	739,102
Jiangsu Expressway Company, Ltd., H Shares	41,145	52,247
Jiangsu Hengrui Medicine Company, Ltd., Class A	7,160	80,958
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	2,400	35,011
Jiangxi Copper Company, Ltd., H Shares	54,075	62,626
Kaisa Group Holdings, Ltd. (A)	49,000	21,503
Kingdee International Software Group Company, Ltd.	70,000	73,716
Kingsoft Corp., Ltd. (A)(B)	29,000	61,512
Kweichow Moutai Company, Ltd., Class A	2,000	322,438
KWG Group Holdings, Ltd. (A)	45,000	39,454
Legend Holdings Corp., H Shares (C)	13,600	29,312
Lenovo Group, Ltd.	257,436	171,742
Li Ning Company, Ltd.	70,500	202,266
Logan Property Holdings Company, Ltd.	48,000	68,342
Longfor Group Holdings, Ltd. (C)	59,600	222,593
LONGi Green Energy Technology Company, Ltd., Class A	3,900	14,332
Luxshare Precision Industry Company, Ltd., Class A	5,720	21,466
Luye Pharma Group, Ltd. (B)(C)	23,000	16,407
Luzhou Laojiao Company, Ltd., Class A	1,600	19,117
Maanshan Iron & Steel Company, Ltd., H Shares	34,000	12,803
Meitu, Inc. (A)(B)(C)	61,000	14,022
Meituan Dianping, Class B (A)	35,800	365,639
Metallurgical Corp. of China, Ltd., H Shares	103,000	23,112
Midea Group Company, Ltd., Class A	4,500	32,262
Momo, Inc., ADR	5,200	161,096
Muyuan Foodstuff Company, Ltd., Class A	2,800	27,646
NARI Technology Company, Ltd., Class A	4,900	14,057
NetEase, Inc., ADR	2,800	745,304
New China Life Insurance Company, Ltd., Class A	2,200	15,029
New China Life Insurance Company, Ltd., H Shares	29,500	116,580
New Hope Liuhe Company, Ltd., Class A	6,800	16,377
New Oriental Education & Technology Group, Inc., ADR (A)	5,100	564,876
NIO, Inc., ADR (A)(B)	13,200	20,592
Noah Holdings, Ltd., ADR (A)(B)	1,000	29,200
Orient Securities Company, Ltd., Class A	9,600	13,749
PetroChina Company, Ltd., Class A	17,300	15,004
PetroChina Company, Ltd., H Shares	756,261	387,926
PICC Property & Casualty Company, Ltd., H Shares	252,363	294,466
Pinduoduo, Inc., ADR (A)	6,800	219,096
Ping An Bank Company, Ltd., Class A	27,600	60,405
Ping An Insurance Group Company of China, Ltd., Class A	17,400	212,434
Ping An Insurance Group Company of China, Ltd., H Shares	200,290	2,302,076
Poly Developments and Holdings Group Company, Ltd., Class A	19,100	38,332
Postal Savings Bank of China Company, Ltd., H Shares (C)	285,000	173,838

100

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Power Construction Corp. of China, Ltd., Class A	20,500	$13,311
SAIC Motor Corp., Ltd., Class A	12,500	41,676
Sany Heavy Industry Company, Ltd., Class A	8,300	16,627
SDIC Power Holdings Company, Ltd., Class A	10,900	13,764
Seazen Holdings Company, Ltd., Class A	2,400	9,547
Semiconductor Manufacturing International Corp. (A)	105,400	131,813
Shaanxi Coal Industry Company, Ltd., Class A	13,400	16,403
Shandong Gold Mining Company, Ltd., Class A	4,200	19,844
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	82,384
Shanghai Electric Group Company, Ltd., H Shares	144,864	46,748
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	11,341
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	46,983
Shanghai International Airport Company, Ltd., Class A	1,600	17,931
Shanghai International Port Group Company, Ltd., Class A	13,700	10,945
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	39,240	44,037
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	56,327
Shanghai Pudong Development Bank Company, Ltd., Class A	47,200	78,361
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,400	15,166
Shenwan Hongyuan Group Company, Ltd., Class A	20,100	13,482
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	700	18,111
Shenzhen Overseas Chinese Town Company, Ltd., Class A	13,200	13,002
Shenzhou International Group Holdings, Ltd.	27,000	352,223
Shui On Land, Ltd.	73,000	14,532
Sihuan Pharmaceutical Holdings Group, Ltd.	175,000	26,556
SINA Corp. (A)	2,300	90,137
Sino-Ocean Group Holding, Ltd.	177,213	60,208
Sinopec Engineering Group Company, Ltd., H Shares	47,000	29,528
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	119,901	34,857
Sinopharm Group Company, Ltd., H Shares	42,800	133,792
Sinotrans, Ltd., H Shares	73,000	22,882
Sinotruk Hong Kong, Ltd.	24,500	36,337
SOHO China, Ltd.	140,000	40,025
Sunac China Holdings, Ltd.	85,000	341,673
Suning.com Company, Ltd., Class A	10,000	14,520
Sunny Optical Technology Group Company, Ltd.	25,400	372,843
TAL Education Group, ADR (A)	12,700	434,848
Tencent Holdings, Ltd.	205,900	8,612,369
Tencent Music Entertainment Group, ADR (A)(B)	3,200	40,864
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
The People's Insurance Company Group of China, Ltd., H Shares	265,000	$106,095
Tingyi Cayman Islands Holding Corp.	76,000	106,994
Tong Ren Tang Technologies Company, Ltd., H Shares	20,000	18,177
Tongwei Company, Ltd., Class A	6,200	11,062
TravelSky Technology, Ltd., H Shares	31,000	64,373
Tsingtao Brewery Company, Ltd., H Shares	12,000	72,401
Uni-President China Holdings, Ltd.	46,000	49,630
Vipshop Holdings, Ltd., ADR (A)	15,300	136,476
Wanhua Chemical Group Company, Ltd., Class A	5,100	31,602
Want Want China Holdings, Ltd.	243,000	194,044
Weibo Corp., ADR (A)	1,890	84,578
Weichai Power Company, Ltd., Class A	9,600	15,113
Weichai Power Company, Ltd., H Shares	78,720	113,563
Wens Foodstuffs Group Company, Ltd., Class A	8,500	44,295
Wuliangye Yibin Company, Ltd., Class A	6,200	112,845
WuXi AppTec Company, Ltd., Class A	2,400	29,154
WuXi AppTec Company, Ltd., H Shares (C)	3,080	33,642
Wuxi Biologics Cayman, Inc. (A)(B)(C)	19,000	193,741
Xiaomi Corp., Class B (A)(C)	279,200	313,415
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	22,200	26,287
Xinyi Solar Holdings, Ltd.	62,000	37,249
Yangzijiang Shipbuilding Holdings, Ltd.	99,600	69,252
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	87,328
Yihai International Holding, Ltd. (A)	9,000	53,496
Yonghui Superstores Company, Ltd., Class A	10,200	12,711
Yonyou Network Technology Company, Ltd., Class A	4,000	17,337
Yum China Holdings, Inc.	13,700	622,391
Yunda Holding Company, Ltd., Class A	2,400	11,580
Yunnan Baiyao Group Company, Ltd., Class A	1,700	18,131
Yuzhou Properties Company, Ltd.	35,905	14,295
YY, Inc., ADR (A)	1,600	89,968
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	14,285
Zhaojin Mining Industry Company, Ltd., H Shares	37,500	43,286
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	11,630
Zhejiang Expressway Company, Ltd., H Shares	49,718	43,011
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	5,900	13,937
Zhongsheng Group Holdings, Ltd.	20,000	63,187
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	74,497
Zijin Mining Group Company, Ltd., Class A	27,800	12,710
Zijin Mining Group Company, Ltd., H Shares	285,469	98,585
ZTE Corp., Class A (A)	3,700	16,588
ZTE Corp., H Shares (A)	25,887	68,647
ZTO Express Cayman, Inc., ADR	11,400	243,162
		52,455,632
Colombia - 0.1%
Bancolombia SA, ADR	15,325	757,821

101

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Colombia (continued)
Ecopetrol SA, ADR	8,500	$144,755
		902,576
Czech Republic - 0.0%
CEZ AS	6,817	150,584
Komercni banka AS	3,440	116,296
Moneta Money Bank AS (C)	22,079	68,041
		334,921
Denmark - 1.2%
A.P. Moller - Maersk A/S, Series A	150	159,919
A.P. Moller - Maersk A/S, Series B	245	276,956
Carlsberg A/S, Class B	3,881	573,527
Chr. Hansen Holding A/S	3,392	287,349
Coloplast A/S, B Shares	4,165	501,116
Danske Bank A/S	26,359	366,716
Demant A/S (A)(B)	5,000	128,000
DSV A/S	7,800	741,390
Genmab A/S (A)	2,092	425,060
H Lundbeck A/S	2,300	76,251
ISS A/S	6,590	162,927
Novo Nordisk A/S, B Shares	63,265	3,269,294
Novozymes A/S, B Shares	8,505	357,730
Orsted A/S (C)	7,108	660,750
Pandora A/S	4,042	162,208
Tryg A/S	4,500	128,927
Vestas Wind Systems A/S	6,994	542,580
		8,820,700
Egypt - 0.0%
Commercial International Bank Egypt SAE	51,581	247,172
Finland - 0.8%
Elisa OYJ	6,060	312,420
Fortum OYJ	16,798	397,043
Kone OYJ, B Shares	11,934	679,171
Metso OYJ	4,686	174,869
Neste OYJ	13,164	435,528
Nokia OYJ	153,528	775,366
Nokia OYJ (Helsinki Stock Exchange) (B)	56,247	284,077
Nokian Renkaat OYJ	3,680	103,726
Nordea Bank ABP	1,569	11,115
Nordea Bank ABP (Stockholm Stock Exchange)	110,405	783,148
Orion OYJ, Class B	3,379	125,912
Sampo OYJ, A Shares	15,692	623,481
Stora Enso OYJ, R Shares	20,482	246,485
UPM-Kymmene OYJ (B)	19,972	589,748
Wartsila OYJ ABP	15,222	170,320
		5,712,409
France - 7.6%
Accor SA	7,381	307,667
Aeroports de Paris	1,190	211,667
Air Liquide SA	15,715	2,236,568
Airbus SE	21,299	2,765,227
Alstom SA	6,025	249,576
Amundi SA (C)	2,415	168,225
Arkema SA	2,540	236,796
Atos SE	3,698	260,301
AXA SA	71,240	1,819,034
BioMerieux	1,782	147,373
BNP Paribas SA	41,233	2,004,627
Bollore SA	32,373	134,056
Bouygues SA	8,158	326,703
Bureau Veritas SA	10,297	247,847
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Capgemini SE	6,002	$706,745
Carrefour SA (B)	23,396	409,251
Casino Guichard Perrachon SA (B)	2,522	120,425
Cie de Saint-Gobain	18,327	718,288
Cie Generale des Etablissements Michelin SCA	6,369	709,146
CNP Assurances	6,491	125,437
Covivio	1,971	208,613
Credit Agricole SA	43,230	523,249
Danone SA	22,662	1,996,115
Dassault Aviation SA	98	138,619
Dassault Systemes SE	4,895	697,326
Edenred	9,377	449,814
Eiffage SA	3,075	318,771
Electricite de France SA	23,423	262,022
Engie SA	67,799	1,106,630
EssilorLuxottica SA	10,635	1,533,352
Eurazeo SE	2,101	156,250
Eutelsat Communications SA	7,578	140,966
Faurecia SE	2,970	140,796
Gecina SA	1,814	285,022
Getlink SE	18,405	276,366
Hermes International	1,182	816,385
ICADE	1,225	109,587
Iliad SA	1,034	97,114
Imerys SA	1,510	60,651
Ingenico Group SA	2,422	236,063
Ipsen SA	1,496	141,921
JCDecaux SA	2,889	78,178
Kering SA	2,789	1,421,237
Klepierre SA	8,046	273,247
Legrand SA	9,814	700,103
L'Oreal SA	9,234	2,582,471
LVMH Moet Hennessy Louis Vuitton SE	10,138	4,022,365
Natixis SA	35,715	147,974
Orange SA	73,783	1,154,852
Pernod Ricard SA	7,836	1,394,663
Peugeot SA	21,593	538,936
Publicis Groupe SA	8,370	411,849
Remy Cointreau SA	922	122,392
Renault SA	7,048	404,508
Safran SA	12,271	1,932,080
Sanofi	41,170	3,813,706
Sartorius Stedim Biotech	1,192	166,729
Schneider Electric SE	19,600	1,713,871
Schneider Electric SE (Euronext London Exchange)	623	54,488
SCOR SE	6,432	265,562
SEB SA (B)	927	140,693
Societe BIC SA	1,178	79,080
Societe Generale SA	27,442	751,697
Sodexo SA	3,211	360,446
Suez	15,173	238,469
Teleperformance	2,217	480,374
Thales SA	4,046	465,093
TOTAL SA	84,799	4,415,223
Ubisoft Entertainment SA (A)	3,042	219,300
Unibail-Rodamco-Westfield	3,595	524,079
Unibail-Rodamco-Westfield, CHESS Depositary Interest	27,093	194,836
Valeo SA	9,342	302,748
Veolia Environnement SA	20,459	518,262
Vinci SA	18,656	2,009,614
Vivendi SA	32,611	892,330
Wendel SA	1,176	162,055

102

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Worldline SA (A)(C)	2,944	$185,463
		56,739,564
Germany - 5.3%
1&1 Drillisch AG (B)	1,851	57,699
adidas AG	6,525	2,031,042
Allianz SE	15,355	3,574,226
Axel Springer SE (A)	1,955	134,244
BASF SE (B)	33,222	2,322,826
Bayer AG	33,577	2,365,611
Bayerische Motoren Werke AG	11,858	835,118
Beiersdorf AG	3,796	447,569
Brenntag AG	5,855	283,170
Carl Zeiss Meditec AG, Bearer Shares	1,435	163,555
Commerzbank AG	37,723	218,375
Continental AG	4,026	516,565
Covestro AG (C)	5,968	295,310
Daimler AG	32,896	1,635,494
Delivery Hero SE (A)(B)(C)	3,273	145,307
Deutsche Bank AG (B)	73,967	552,696
Deutsche Boerse AG	7,052	1,099,827
Deutsche Lufthansa AG	9,032	143,385
Deutsche Post AG	35,784	1,192,514
Deutsche Telekom AG	120,571	2,022,345
Deutsche Wohnen SE	13,783	503,129
E.ON SE (B)	80,904	786,601
Evonik Industries AG	6,743	166,460
Fraport AG Frankfurt Airport Services Worldwide	1,636	138,660
Fresenius Medical Care AG & Company KGaA	7,874	529,137
Fresenius SE & Company KGaA	15,091	705,969
GEA Group AG	7,004	188,953
Hannover Rueck SE	2,322	392,441
HeidelbergCement AG	5,549	400,917
Henkel AG & Company KGaA	3,884	355,566
HOCHTIEF AG	894	101,881
HUGO BOSS AG	2,319	124,157
Infineon Technologies AG (B)	40,746	732,076
KION Group AG	2,424	127,476
Knorr-Bremse AG	1,725	162,171
LANXESS AG	3,216	196,420
Merck KGaA (B)	4,647	523,485
METRO AG	6,304	99,455
MTU Aero Engines AG	1,881	499,816
Muenchener Rueckversicherungs-Gesellschaft AG	5,410	1,397,397
Puma SE (B)	3,000	232,128
RWE AG	19,786	618,366
SAP SE	35,553	4,183,656
Siemens AG	27,664	2,961,307
Siemens Healthineers AG (C)	5,866	230,664
Symrise AG	4,676	454,550
Telefonica Deutschland Holding AG	32,281	89,990
thyssenkrupp AG (B)	16,095	222,718
TUI AG	18,061	209,759
Uniper SE	7,281	238,790
United Internet AG	4,503	160,463
Volkswagen AG	1,264	217,288
Vonovia SE	18,291	928,001
Wirecard AG	4,386	701,936
Zalando SE (A)(C)	4,151	189,532
		39,808,193
Greece - 0.1%
Alpha Bank AE (A)	53,207	99,435
Eurobank Ergasias SA (A)	92,602	89,662
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
FF Group (A)(E)	1,869	$3,056
Hellenic Telecommunications Organization SA	8,503	117,149
JUMBO SA	5,651	107,148
OPAP SA	8,571	88,170
		504,620
Hong Kong - 3.3%
AIA Group, Ltd.	432,600	4,079,872
Alibaba Health Information Technology, Ltd. (A)	122,000	106,528
Alibaba Pictures Group, Ltd. (A)	500,000	81,020
ASM Pacific Technology, Ltd.	10,700	130,555
Beijing Enterprises Holdings, Ltd.	19,786	91,041
Beijing Enterprises Water Group, Ltd. (A)	198,000	101,311
BOC Hong Kong Holdings, Ltd.	134,328	455,804
Brilliance China Automotive Holdings, Ltd.	108,000	116,021
China Agri-Industries Holdings, Ltd.	48,000	15,608
China Ding Yi Feng Holdings, Ltd. (E)	32,000	80,166
China Education Group Holdings, Ltd.	12,000	17,629
China Everbright International, Ltd.	117,851	90,650
China Everbright, Ltd.	32,216	37,700
China First Capital Group, Ltd. (A)	112,000	32,691
China Gas Holdings, Ltd.	74,000	285,862
China Jinmao Holdings Group, Ltd.	224,000	128,411
China Mengniu Dairy Company, Ltd. (A)	98,004	366,856
China Merchants Port Holdings Company, Ltd.	44,745	67,305
China Mobile, Ltd.	220,530	1,826,816
China Overseas Land & Investment, Ltd. (B)	142,882	449,535
China Power International Development, Ltd.	88,000	18,306
China Resources Beer Holdings Company, Ltd.	65,979	349,568
China Resources Cement Holdings, Ltd.	88,000	88,263
China Resources Gas Group, Ltd.	36,000	178,146
China Resources Land, Ltd.	110,964	464,787
China Resources Power Holdings Company, Ltd.	68,244	82,799
China State Construction International Holdings, Ltd.	71,250	66,955
China Taiping Insurance Holdings Company, Ltd.	60,500	135,031
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	36,704
China Unicom Hong Kong, Ltd.	215,982	228,655
CITIC, Ltd.	207,967	262,518
CK Asset Holdings, Ltd.	92,665	627,814
CK Hutchison Holdings, Ltd.	96,663	853,354
CK Infrastructure Holdings, Ltd.	24,772	166,592
CLP Holdings, Ltd.	59,900	629,602
COSCO SHIPPING Ports, Ltd.	97,757	78,067
Dairy Farm International Holdings, Ltd.	12,000	75,632
Far East Horizon, Ltd.	89,000	82,657
Galaxy Entertainment Group, Ltd.	86,000	533,176
Geely Automobile Holdings, Ltd. (B)	179,000	304,196
Guangdong Investment, Ltd.	99,220	194,186
Haier Electronics Group Company, Ltd.	45,000	117,173
Hang Lung Properties, Ltd.	74,326	168,682
Hang Seng Bank, Ltd.	27,819	599,432
Henderson Land Development Company, Ltd.	55,324	257,689

103

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
HK Electric Investments & HK Electric Investments, Ltd.	88,500	$84,342
HKT Trust & HKT, Ltd.	145,233	230,386
Hong Kong & China Gas Company, Ltd.	359,122	699,975
Hong Kong Exchanges & Clearing, Ltd.	42,177	1,236,210
Hongkong Land Holdings, Ltd.	44,100	247,940
Hutchison China MediTech, Ltd., ADR (A)	1,900	33,896
Hysan Development Company, Ltd.	24,415	98,457
Jardine Matheson Holdings, Ltd.	8,000	428,138
Jardine Strategic Holdings, Ltd.	8,100	242,283
Kerry Properties, Ltd.	21,438	66,010
Kingboard Holdings, Ltd.	22,500	59,610
Kingboard Laminates Holdings, Ltd.	21,500	19,391
Kunlun Energy Company, Ltd.	118,000	101,678
Lee & Man Paper Manufacturing, Ltd.	56,000	30,288
Link REIT	77,244	852,068
Melco Resorts & Entertainment, Ltd., ADR	9,485	184,104
MTR Corp., Ltd.	52,105	292,213
New World Development Company, Ltd.	230,475	299,309
Nine Dragons Paper Holdings, Ltd.	81,000	68,216
NWS Holdings, Ltd.	58,117	90,016
PCCW, Ltd. (B)	181,876	102,104
Power Assets Holdings, Ltd.	49,082	329,480
Shanghai Industrial Holdings, Ltd.	33,930	63,215
Shanghai Industrial Urban Development Group, Ltd.	33,930	4,283
Shangri-La Asia, Ltd.	70,102	71,451
Shenzhen International Holdings, Ltd.	35,084	67,360
Shenzhen Investment, Ltd.	116,000	42,816
Shimao Property Holdings, Ltd.	64,000	186,910
Sino Biopharmaceutical, Ltd.	249,000	316,148
Sino Land Company, Ltd.	122,951	184,797
SJM Holdings, Ltd.	83,000	78,827
SSY Group, Ltd.	54,000	42,649
Sun Art Retail Group, Ltd.	86,000	87,229
Sun Hung Kai Properties, Ltd.	57,130	821,000
Swire Pacific, Ltd., Class A (B)	18,163	169,048
Swire Properties, Ltd.	43,628	136,922
Techtronic Industries Company, Ltd.	49,000	341,049
The Bank of East Asia, Ltd.	43,961	108,272
The Wharf Holdings, Ltd.	46,876	102,244
Towngas China Company, Ltd. (A)	20,000	15,001
Vitasoy International Holdings, Ltd.	26,000	105,390
WH Group, Ltd. (C)	327,303	293,119
Wharf Real Estate Investment Company, Ltd.	46,876	256,014
Wheelock & Company, Ltd.	29,000	165,218
Yue Yuen Industrial Holdings, Ltd.	31,567	86,244
Yuexiu Property Company, Ltd.	244,000	52,936
		24,755,621
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	12,392	116,561
OTP Bank Nyrt	9,034	376,315
Richter Gedeon NYRT	4,794	77,568
		570,444
India - 2.2%
Adani Ports & Special Economic Zone, Ltd.	28,084	164,624
Ambuja Cements, Ltd.	22,913	66,056
Ashok Leyland, Ltd.	52,290	50,238
Asian Paints, Ltd.	10,113	251,940
Aurobindo Pharma, Ltd.	9,153	76,032
Avenue Supermarts, Ltd. (A)(C)	4,471	118,341
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Axis Bank, Ltd.	65,325	$631,985
Bajaj Auto, Ltd.	2,923	120,867
Bajaj Finance, Ltd.	5,420	310,102
Bajaj Finserv, Ltd.	1,261	151,379
Bharat Forge, Ltd.	9,316	58,756
Bharat Petroleum Corp., Ltd.	27,177	181,938
Bharti Airtel, Ltd.	73,383	386,867
Bharti Infratel, Ltd.	15,904	58,006
Bosch, Ltd.	253	50,030
Britannia Industries, Ltd.	2,012	83,843
Cipla, Ltd.	12,134	72,784
Coal India, Ltd.	24,417	68,934
Dabur India, Ltd.	17,709	111,396
Divi's Laboratories, Ltd.	2,856	67,220
Dr. Reddy's Laboratories, Ltd., ADR	6,754	255,909
Eicher Motors, Ltd.	425	106,386
GAIL India, Ltd., GDR	9,954	110,575
Glenmark Pharmaceuticals, Ltd.	4,541	20,793
Godrej Consumer Products, Ltd.	11,997	116,327
Grasim Industries, Ltd.	10,574	110,053
Havells India, Ltd.	11,177	113,495
HCL Technologies, Ltd.	18,977	288,891
Hero MotoCorp, Ltd.	1,675	63,640
Hindalco Industries, Ltd.	41,886	113,234
Hindustan Petroleum Corp., Ltd.	20,412	87,372
Hindustan Unilever, Ltd.	25,000	700,585
Housing Development Finance Corp., Ltd.	57,455	1,603,700
ICICI Bank, Ltd., ADR (B)	52,063	634,127
ICICI Lombard General Insurance Company, Ltd. (C)	4,861	82,674
Indiabulls Housing Finance, Ltd.	10,065	36,496
Indian Oil Corp., Ltd.	38,494	80,272
Infosys, Ltd., ADR (B)	120,208	1,366,765
ITC, Ltd.	113,026	413,574
JSW Steel, Ltd.	33,031	106,749
Larsen & Toubro, Ltd.	16,660	347,938
LIC Housing Finance, Ltd.	9,991	53,086
Lupin, Ltd.	7,740	78,179
Mahindra & Mahindra Financial Services, Ltd.	12,958	60,019
Mahindra & Mahindra, Ltd., GDR	23,120	179,418
Marico, Ltd.	14,917	82,955
Maruti Suzuki India, Ltd.	3,626	342,992
Motherson Sumi Systems, Ltd.	37,306	55,406
Nestle India, Ltd.	776	152,806
NTPC, Ltd.	66,405	110,296
Oil & Natural Gas Corp., Ltd.	90,136	167,713
Page Industries, Ltd.	194	62,045
Petronet LNG, Ltd.	21,320	78,273
Pidilite Industries, Ltd.	4,359	88,732
Piramal Enterprises, Ltd.	2,660	61,231
Power Grid Corp. of India, Ltd.	55,842	157,244
REC, Ltd.	22,831	39,676
Reliance Capital, Ltd., GDR (A)(C)	4,327	1,502
Reliance Industries, Ltd.	10,985	207,011
Reliance Industries, Ltd., GDR (C)	45,832	1,707,657
Shree Cement, Ltd.	276	73,703
Shriram Transport Finance Company, Ltd.	4,949	74,915
State Bank of India, GDR (A)	5,224	200,681
Sun Pharmaceutical Industries, Ltd.	29,344	161,931
Tata Consultancy Services, Ltd.	33,074	978,845
Tata Motors, Ltd., ADR (A)(B)	16,666	139,828
Tata Steel, Ltd., GDR	11,000	54,795

104

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Tech Mahindra, Ltd.	18,378	$185,796
The Tata Power Company, Ltd.	38,886	34,237
Titan Company, Ltd.	10,263	184,706
UltraTech Cement, Ltd.	2,054	126,010
UltraTech Cement, Ltd., GDR (B)	1,026	62,850
United Spirits, Ltd. (A)	10,125	95,245
UPL, Ltd.	15,099	128,170
Vedanta, Ltd., ADR	13,934	120,947
Vodafone Idea, Ltd. (A)	139,098	12,478
Wipro, Ltd., ADR	87,330	318,755
Yes Bank, Ltd.	54,720	32,297
Zee Entertainment Enterprises, Ltd.	20,071	74,956
		16,588,279
Indonesia - 0.5%
Adaro Energy Tbk PT	315,000	28,638
Astra International Tbk PT	679,000	315,694
Bank Central Asia Tbk PT	360,900	771,593
Bank Mandiri Persero Tbk PT	715,674	352,009
Bank Negara Indonesia Persero Tbk PT	276,500	143,087
Bank Rakyat Indonesia Persero Tbk PT	1,930,000	560,404
Bumi Serpong Damai Tbk PT (A)	429,500	42,065
Charoen Pokphand Indonesia Tbk PT	276,000	104,029
Gudang Garam Tbk PT	26,000	95,929
Hanjaya Mandala Sampoerna Tbk PT	362,500	58,460
Indah Kiat Pulp & Paper Corp. Tbk PT	97,300	44,404
Indocement Tunggal Prakarsa Tbk PT	53,500	70,505
Indofood CBP Sukses Makmur Tbk PT	114,400	96,943
Indofood Sukses Makmur Tbk PT	147,500	79,979
Jasa Marga Persero Tbk PT	123,300	49,524
Kalbe Farma Tbk PT	855,000	100,778
Pakuwon Jati Tbk PT	1,217,900	57,053
Perusahaan Gas Negara Tbk PT	480,500	71,093
Semen Indonesia Persero Tbk PT	111,000	90,245
Surya Citra Media Tbk PT	339,000	27,706
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	583,598
Telekomunikasi Indonesia Persero Tbk PT, ADR	358	10,779
Unilever Indonesia Tbk PT	66,500	217,756
United Tractors Tbk PT	55,279	80,126
		4,052,397
Ireland - 0.6%
AerCap Holdings NV (A)	5,178	283,496
AIB Group PLC	28,431	84,340
Bank of Ireland Group PLC	28,441	112,969
CRH PLC	30,535	1,048,093
DCC PLC	3,819	333,070
Experian PLC	33,825	1,081,688
Flutter Entertainment PLC	2,701	252,381
Irish Bank Resolution Corp., Ltd. (A)(E)	38,483	0
James Hardie Industries PLC, CHESS Depositary Interest	15,679	263,372
Kerry Group PLC (London Stock Exchange), Class A	5,738	670,604
Kingspan Group PLC	5,492	268,308
Smurfit Kappa Group PLC	8,017	239,507
		4,637,828
Isle of Man - 0.0%
GVC Holdings PLC	22,751	207,816
Israel - 0.4%
Azrieli Group, Ltd.	1,424	112,216
Bank Hapoalim BM (A)	35,772	281,860
Bank Leumi Le-Israel BM	54,437	387,582
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Check Point Software Technologies, Ltd. (A)	4,816	$527,352
CyberArk Software, Ltd. (A)	1,300	129,766
Elbit Systems, Ltd.	787	130,658
Israel Chemicals, Ltd.	16,931	84,704
Israel Discount Bank, Ltd., Class A	41,515	182,466
Mizrahi Tefahot Bank, Ltd.	5,543	137,735
Nice, Ltd. (A)	1,954	281,628
Teva Pharmaceutical Industries, Ltd. (A)(B)	33,126	229,117
Wix.com, Ltd. (A)	1,600	186,784
		2,671,868
Italy - 1.4%
Assicurazioni Generali SpA	44,210	856,779
Atlantia SpA	17,752	429,028
Davide Campari-Milano SpA	20,278	183,171
Enel SpA	289,660	2,163,564
Eni SpA	90,809	1,387,999
Ferrari NV	4,346	670,647
FinecoBank Banca Fineco SpA (B)	18,459	195,298
Intesa Sanpaolo SpA	533,162	1,262,969
Leonardo SpA	15,427	181,345
Mediobanca Banca di Credito Finanziario SpA	22,013	240,290
Moncler SpA	6,366	226,907
Pirelli & C. SpA (C)	14,232	84,281
Poste Italiane SpA (C)	17,531	199,277
Prysmian SpA (B)	8,366	179,640
Recordati SpA	3,480	149,254
Snam SpA	82,228	415,354
Telecom Italia SpA (A)	424,333	242,290
Telecom Italia SpA	233,394	127,667
Terna Rete Elettrica Nazionale SpA	57,188	367,303
UniCredit SpA	71,728	845,461
		10,408,524
Japan - 16.6%
ABC-Mart, Inc.	1,400	88,995
Acom Company, Ltd.	18,200	71,721
Advantest Corp.	7,100	316,504
Aeon Company, Ltd.	22,200	407,875
AEON Financial Service Company, Ltd.	4,800	72,575
Aeon Mall Company, Ltd.	3,300	52,210
AGC, Inc.	6,500	202,555
Air Water, Inc.	5,000	89,907
Aisin Seiki Company, Ltd.	6,200	196,022
Ajinomoto Company, Inc.	16,300	308,520
Alfresa Holdings Corp.	7,700	172,528
Alps Alpine Company, Ltd.	7,400	138,954
Amada Holdings Company, Ltd.	12,000	130,038
ANA Holdings, Inc. (B)	4,100	138,127
Aozora Bank, Ltd.	3,900	97,736
Asahi Group Holdings, Ltd.	13,700	680,385
Asahi Intecc Company, Ltd.	7,000	184,685
Asahi Kasei Corp.	46,400	460,290
Astellas Pharma, Inc.	69,900	999,861
Bandai Namco Holdings, Inc.	7,499	467,620
Benesse Holdings, Inc.	2,400	62,520
Bridgestone Corp.	22,700	883,392
Brother Industries, Ltd.	8,700	158,529
Calbee, Inc.	3,800	118,534
Canon, Inc.	37,100	992,135
Casio Computer Company, Ltd. (B)	6,700	104,268
Central Japan Railway Company	5,200	1,072,290
Chubu Electric Power Company, Inc.	21,700	314,772
Chugai Pharmaceutical Company, Ltd.	8,200	640,807

105

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Coca-Cola Bottlers Japan Holdings, Inc. (B)	4,700	$105,685
Concordia Financial Group, Ltd.	39,100	150,682
Credit Saison Company, Ltd.	5,000	67,423
CyberAgent, Inc. (B)	3,600	138,770
Dai Nippon Printing Company, Ltd.	9,800	254,222
Daicel Corp.	10,034	85,364
Daifuku Company, Ltd.	4,000	208,104
Dai-ichi Life Holdings, Inc.	39,400	598,994
Daiichi Sankyo Company, Ltd.	21,100	1,333,296
Daikin Industries, Ltd.	9,000	1,187,002
Daito Trust Construction Company, Ltd.	2,800	358,620
Daiwa House Industry Company, Ltd.	20,200	656,595
Daiwa House REIT Investment Corp.	78	219,444
Daiwa Securities Group, Inc.	59,900	268,067
Denso Corp.	15,600	689,324
Dentsu, Inc.	8,400	297,025
Disco Corp.	1,000	191,167
East Japan Railway Company	11,000	1,051,847
Eisai Company, Ltd.	9,000	459,783
Electric Power Development Company, Ltd.	5,200	118,875
FamilyMart Company, Ltd.	8,800	215,013
FANUC Corp.	7,200	1,360,969
Fast Retailing Company, Ltd.	2,100	1,252,754
Fuji Electric Company, Ltd.	4,600	141,834
FUJIFILM Holdings Corp.	13,800	607,896
Fujitsu, Ltd.	7,500	602,777
Fukuoka Financial Group, Inc.	5,800	110,074
GMO Payment Gateway, Inc.	1,500	100,685
Hakuhodo DY Holdings, Inc.	9,300	135,135
Hamamatsu Photonics KK	5,400	201,465
Hankyu Hanshin Holdings, Inc.	8,400	324,832
Hikari Tsushin, Inc.	800	173,555
Hino Motors, Ltd.	10,000	82,871
Hirose Electric Company, Ltd.	1,223	150,668
Hisamitsu Pharmaceutical Company, Inc.	2,000	88,041
Hitachi Chemical Company, Ltd.	3,700	121,371
Hitachi Construction Machinery Company, Ltd.	4,100	99,589
Hitachi High-Technologies Corp.	2,800	162,765
Hitachi Metals, Ltd.	9,000	97,740
Hitachi, Ltd.	35,800	1,340,718
Honda Motor Company, Ltd.	60,000	1,571,067
Hoshizaki Corp.	1,900	149,770
Hoya Corp.	13,700	1,122,070
Hulic Company, Ltd.	10,700	109,853
Idemitsu Kosan Company, Ltd.	7,206	204,451
IHI Corp.	5,700	124,863
Iida Group Holdings Company, Ltd.	5,000	81,637
Inpex Corp.	36,700	338,219
Isetan Mitsukoshi Holdings, Ltd. (B)	12,219	97,853
Isuzu Motors, Ltd.	21,600	239,272
ITOCHU Corp.	50,200	1,039,824
Itochu Techno-Solutions Corp.	3,400	90,311
J Front Retailing Company, Ltd.	9,000	105,739
Japan Airlines Company, Ltd.	4,000	118,798
Japan Airport Terminal Company, Ltd.	1,500	65,296
Japan Exchange Group, Inc.	19,900	314,469
Japan Post Bank Company, Ltd. (B)	14,000	135,983
Japan Post Holdings Company, Ltd.	56,400	520,436
Japan Prime Realty Investment Corp.	28	132,880
Japan Real Estate Investment Corp.	47	315,196
Japan Retail Fund Investment Corp.	93	196,788
Japan Tobacco, Inc.	39,800	872,004
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
JFE Holdings, Inc. (B)	18,300	$221,656
JGC Corp.	7,000	92,381
JSR Corp.	6,500	104,655
JTEKT Corp.	7,300	84,308
JXTG Holdings, Inc.	116,611	533,023
Kajima Corp.	16,500	217,377
Kakaku.com, Inc.	5,000	123,517
Kamigumi Company, Ltd.	4,500	102,222
Kaneka Corp.	2,165	67,848
Kansai Paint Company, Ltd.	7,000	163,623
Kao Corp.	18,000	1,335,185
Kawasaki Heavy Industries, Ltd.	5,000	111,483
KDDI Corp.	65,400	1,706,466
Keihan Holdings Company, Ltd.	3,400	151,498
Keikyu Corp. (B)	8,900	173,215
Keio Corp.	4,100	256,010
Keisei Electric Railway Company, Ltd.	4,800	198,159
Keyence Corp.	3,298	2,052,860
Kikkoman Corp.	5,200	249,468
Kintetsu Group Holdings Company, Ltd.	6,200	323,629
Kirin Holdings Company, Ltd.	30,900	657,547
Kobayashi Pharmaceutical Company, Ltd.	1,800	137,467
Kobe Steel, Ltd.	10,500	56,395
Koito Manufacturing Company, Ltd.	4,000	196,896
Komatsu, Ltd.	33,200	765,585
Konami Holdings Corp.	3,700	179,241
Konica Minolta, Inc.	18,700	130,835
Kose Corp.	1,100	186,768
Kubota Corp.	35,200	535,346
Kuraray Company, Ltd.	13,300	164,319
Kurita Water Industries, Ltd.	3,500	94,226
Kyocera Corp.	11,500	717,032
Kyowa Kirin Company, Ltd. (B)	9,473	184,480
Kyushu Electric Power Company, Inc.	16,000	151,207
Kyushu Railway Company	5,700	181,943
Lawson, Inc.	1,900	97,291
LINE Corp. (A)	2,600	93,302
Lion Corp.	8,000	158,260
LIXIL Group Corp.	10,300	181,972
M3, Inc.	14,800	358,158
Makita Corp.	8,700	276,082
Marubeni Corp.	57,400	382,799
Marui Group Company, Ltd. (B)	7,600	161,024
Maruichi Steel Tube, Ltd.	2,300	61,087
Mazda Motor Corp.	20,300	181,955
McDonald's Holdings Company Japan, Ltd.	2,600	125,937
Mebuki Financial Group, Inc.	29,510	72,976
Medipal Holdings Corp.	6,090	135,942
MEIJI Holdings Company, Ltd.	4,500	329,163
MINEBEA MITSUMI, Inc.	13,900	221,894
MISUMI Group, Inc.	10,700	253,466
Mitsubishi Chemical Holdings Corp.	45,700	327,550
Mitsubishi Corp.	49,900	1,228,683
Mitsubishi Electric Corp.	67,900	905,797
Mitsubishi Estate Company, Ltd.	44,300	856,608
Mitsubishi Gas Chemical Company, Inc.	5,814	78,198
Mitsubishi Heavy Industries, Ltd.	10,800	424,531
Mitsubishi Materials Corp.	3,900	105,723
Mitsubishi Motors Corp.	24,700	107,761
Mitsubishi Tanabe Pharma Corp.	8,800	96,979
Mitsubishi UFJ Financial Group, Inc.	431,000	2,195,024
Mitsubishi UFJ Lease & Finance Company, Ltd.	17,600	102,087

106

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui & Company, Ltd.	61,500	$1,010,225
Mitsui Chemicals, Inc.	6,800	153,199
Mitsui Fudosan Company, Ltd.	32,300	803,854
Mitsui OSK Lines, Ltd.	4,700	119,489
Mizuho Financial Group, Inc.	890,000	1,367,711
MonotaRO Company, Ltd.	4,500	118,702
MS&AD Insurance Group Holdings, Inc.	17,100	555,821
Murata Manufacturing Company, Ltd.	20,000	969,351
Nabtesco Corp.	3,900	122,082
Nagoya Railroad Company, Ltd.	7,500	224,703
NEC Corp.	9,500	401,722
Nexon Company, Ltd. (A)	16,000	194,403
NGK Insulators, Ltd.	9,000	128,756
NGK Spark Plug Company, Ltd.	6,300	120,877
NH Foods, Ltd.	3,119	125,582
Nidec Corp.	8,300	1,123,998
Nikon Corp.	12,400	155,562
Nintendo Company, Ltd.	4,100	1,527,235
Nippon Building Fund, Inc.	48	368,791
Nippon Electric Glass Company, Ltd.	2,800	62,607
Nippon Express Company, Ltd.	2,900	148,529
Nippon Paint Holdings Company, Ltd.	5,200	271,973
Nippon Prologis REIT, Inc.	60	164,526
Nippon Steel Corp.	30,600	428,778
Nippon Telegraph & Telephone Corp.	23,900	1,143,465
Nippon Yusen KK	5,500	92,394
Nissan Chemical Corp.	4,600	192,606
Nissan Motor Company, Ltd.	83,900	523,818
Nisshin Seifun Group, Inc.	7,400	137,219
Nissin Foods Holdings Company, Ltd.	2,200	159,436
Nitori Holdings Company, Ltd.	2,900	425,574
Nitto Denko Corp. (B)	6,400	310,113
Nomura Holdings, Inc.	123,700	525,829
Nomura Real Estate Holdings, Inc.	4,500	97,549
Nomura Real Estate Master Fund, Inc.	151	272,734
Nomura Research Institute, Ltd.	12,246	244,699
NSK, Ltd.	13,215	111,998
NTT Data Corp.	22,500	292,017
NTT DOCOMO, Inc.	49,500	1,263,964
Obayashi Corp.	25,900	259,024
Obic Company, Ltd.	2,600	297,938
Odakyu Electric Railway Company, Ltd.	10,900	261,821
Oji Holdings Corp.	30,000	140,849
Olympus Corp.	44,400	601,526
Omron Corp.	7,100	391,246
Ono Pharmaceutical Company, Ltd.	15,100	275,001
Oracle Corp. Japan	1,500	130,764
Oriental Land Company, Ltd.	7,500	1,143,116
ORIX Corp.	47,800	715,040
Osaka Gas Company, Ltd.	13,800	265,050
Otsuka Corp.	3,800	152,082
Otsuka Holdings Company, Ltd.	13,900	522,154
Pan Pacific International Holdings Corp.	18,000	301,363
Panasonic Corp.	79,100	644,640
Park24 Company, Ltd.	4,100	95,247
PeptiDream, Inc. (A)	3,300	157,737
Persol Holdings Company, Ltd.	6,200	117,843
Pigeon Corp.	4,100	169,768
Pola Orbis Holdings, Inc.	3,200	72,139
Rakuten, Inc.	32,500	322,159
Recruit Holdings Company, Ltd.	42,500	1,298,524
Renesas Electronics Corp. (A)	29,900	195,941
Resona Holdings, Inc.	78,000	335,645
Ricoh Company, Ltd. (B)	24,000	217,135
Rinnai Corp.	1,200	80,859
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Rohm Company, Ltd.	3,400	$262,147
Ryohin Keikaku Company, Ltd.	9,000	168,720
Sankyo Company, Ltd.	1,900	65,382
Santen Pharmaceutical Company, Ltd.	14,000	244,658
SBI Holdings, Inc.	9,613	206,829
Secom Company, Ltd.	7,900	722,897
Sega Sammy Holdings, Inc.	6,900	96,794
Seibu Holdings, Inc.	9,500	165,834
Seiko Epson Corp. (B)	11,600	164,772
Sekisui Chemical Company, Ltd.	13,400	208,532
Sekisui House, Ltd.	22,200	438,054
Seven & i Holdings Company, Ltd.	28,000	1,073,108
Seven Bank, Ltd.	20,400	56,043
SG Holdings Company, Ltd.	3,500	85,771
Sharp Corp.	9,700	108,321
Shimadzu Corp.	8,000	203,417
Shimamura Company, Ltd.	700	55,613
Shimano, Inc.	2,800	423,091
Shimizu Corp.	20,000	181,678
Shin-Etsu Chemical Company, Ltd.	13,100	1,409,697
Shinsei Bank, Ltd.	5,600	81,884
Shionogi & Company, Ltd.	10,400	579,832
Shiseido Company, Ltd.	14,100	1,131,654
Showa Denko KK	4,800	126,666
SMC Corp.	2,100	902,639
Softbank Corp. (B)	62,700	849,565
SoftBank Group Corp.	60,400	2,383,410
Sohgo Security Services Company, Ltd.	2,900	152,526
Sompo Holdings, Inc. (B)	11,300	474,565
Sony Corp.	46,600	2,754,441
Sony Financial Holdings, Inc.	7,400	161,128
Stanley Electric Company, Ltd.	5,300	141,168
Subaru Corp.	22,300	630,646
SUMCO Corp.	8,200	111,706
Sumitomo Chemical Company, Ltd.	56,000	252,827
Sumitomo Corp.	40,200	629,350
Sumitomo Dainippon Pharma Company, Ltd.	5,300	87,691
Sumitomo Electric Industries, Ltd.	29,000	370,081
Sumitomo Heavy Industries, Ltd.	4,002	119,252
Sumitomo Metal Mining Company, Ltd.	8,500	265,465
Sumitomo Mitsui Financial Group, Inc.	48,000	1,649,382
Sumitomo Mitsui Trust Holdings, Inc.	12,700	459,891
Sumitomo Realty & Development Company, Ltd.	13,000	496,289
Sumitomo Rubber Industries, Ltd.	7,100	84,547
Sundrug Company, Ltd.	2,400	75,728
Suntory Beverage & Food, Ltd.	5,000	214,059
Suzuken Company, Ltd.	2,640	142,110
Suzuki Motor Corp.	12,600	536,752
Sysmex Corp.	6,000	403,094
T&D Holdings, Inc.	19,900	212,646
Taiheiyo Cement Corp.	4,200	112,860
Taisei Corp.	8,300	323,011
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	87,744
Taiyo Nippon Sanso Corp.	4,600	93,495
Takeda Pharmaceutical Company, Ltd.	54,476	1,869,381
TDK Corp.	4,700	424,866
Teijin, Ltd.	6,400	123,533
Terumo Corp.	21,800	705,409
The Bank of Kyoto, Ltd.	1,900	74,744
The Chiba Bank, Ltd.	21,600	111,718
The Chugoku Electric Power Company, Inc. (B)	10,000	128,689

107

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Kansai Electric Power Company, Inc.	27,200	$304,648
The Shizuoka Bank, Ltd.	17,000	127,396
The Yokohama Rubber Company, Ltd.	5,000	100,484
THK Company, Ltd.	5,200	137,765
Tobu Railway Company, Ltd.	7,800	253,397
Toho Company, Ltd.	4,067	178,520
Toho Gas Company, Ltd.	2,800	107,386
Tohoku Electric Power Company, Inc.	16,600	162,253
Tokio Marine Holdings, Inc.	24,000	1,287,532
Tokyo Century Corp.	1,500	69,758
Tokyo Electric Power Company Holdings, Inc. (A)	51,500	252,585
Tokyo Electron, Ltd.	5,800	1,114,318
Tokyo Gas Company, Ltd.	13,900	351,572
Tokyu Corp.	17,900	336,724
Tokyu Fudosan Holdings Corp.	26,400	168,964
Toppan Printing Company, Ltd.	10,300	182,924
Toray Industries, Inc.	49,500	368,649
Toshiba Corp.	19,900	608,710
Tosoh Corp.	9,300	123,893
TOTO, Ltd.	5,400	203,366
Toyo Seikan Group Holdings, Ltd.	5,500	85,826
Toyo Suisan Kaisha, Ltd.	3,600	144,564
Toyoda Gosei Company, Ltd.	2,466	49,644
Toyota Industries Corp.	5,200	300,243
Toyota Motor Corp.	81,480	5,472,217
Toyota Tsusho Corp.	7,900	256,416
Trend Micro, Inc.	4,300	205,490
Tsuruha Holdings, Inc.	1,300	141,965
Unicharm Corp.	14,600	464,047
United Urban Investment Corp.	114	218,396
USS Company, Ltd.	7,770	151,317
Welcia Holdings Company, Ltd.	1,700	85,916
West Japan Railway Company	5,900	499,206
Yahoo Japan Corp.	102,600	289,064
Yakult Honsha Company, Ltd.	4,743	266,262
Yamada Denki Company, Ltd.	22,400	108,536
Yamaha Corp.	4,900	220,917
Yamaha Motor Company, Ltd.	10,100	184,124
Yamato Holdings Company, Ltd.	11,000	166,190
Yamazaki Baking Company, Ltd.	4,000	71,547
Yaskawa Electric Corp.	9,000	334,055
Yokogawa Electric Corp.	9,386	172,474
ZOZO, Inc. (B)	7,300	169,098
		124,512,956
Luxembourg - 0.2%
ArcelorMittal	24,275	341,510
Aroundtown SA	28,574	233,719
Eurofins Scientific SE (B)	430	199,967
Millicom International Cellular SA	2,582	125,297
Reinet Investments SCA	5,229	94,723
RTL Group SA	1,422	68,372
SES SA	14,498	264,262
Tenaris SA	16,418	174,137
		1,501,987
Macau - 0.1%
MGM China Holdings, Ltd.	35,912	55,915
Sands China, Ltd.	89,600	404,874
Wynn Macau, Ltd.	61,415	119,678
		580,467
Malaysia - 0.5%
AirAsia Group BHD	21,700	9,118
Alliance Bank Malaysia BHD	53,600	36,487
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
AMMB Holdings BHD	59,087	$58,402
Axiata Group BHD	100,407	103,121
British American Tobacco Malaysia BHD	4,300	19,442
CIMB Group Holdings BHD	182,907	219,754
Dialog Group BHD	166,000	134,719
DiGi.Com BHD	110,800	125,665
Gamuda BHD	72,333	63,910
Genting BHD	72,900	99,984
Genting Malaysia BHD	105,700	76,585
Genting Plantations BHD	15,000	35,445
HAP Seng Consolidated BHD	30,200	71,097
Hartalega Holdings BHD	60,200	75,458
Hong Leong Bank BHD	23,269	90,914
Hong Leong Financial Group BHD	6,104	23,693
IHH Healthcare BHD	108,100	146,603
IJM Corp. BHD	87,420	45,712
IOI Corp. BHD	114,466	121,090
Kuala Lumpur Kepong BHD	17,150	94,550
Malayan Banking BHD	162,285	329,719
Malaysia Airports Holdings BHD	34,427	71,119
Maxis BHD	67,200	89,860
MISC BHD	26,280	49,036
Nestle Malaysia BHD	2,800	97,387
Petronas Chemicals Group BHD	99,800	179,574
Petronas Dagangan BHD	12,200	68,764
Petronas Gas BHD	21,200	82,920
PPB Group BHD	21,240	91,954
Press Metal Aluminium Holdings BHD	60,400	68,623
Public Bank BHD	97,378	466,845
RHB Bank BHD	29,167	39,295
Sime Darby BHD	108,224	58,150
Sime Darby Plantation BHD	108,224	122,158
Sime Darby Property BHD	108,224	21,700
Telekom Malaysia BHD	42,705	36,734
Tenaga Nasional BHD	124,350	405,147
YTL Corp. BHD	156,867	34,482
		3,965,216
Mexico - 0.7%
Alfa SAB de CV, Class A	108,680	95,826
Alsea SAB de CV (A)	18,000	41,958
America Movil SAB de CV, Series L	1,206,532	896,309
Arca Continental SAB de CV (B)	16,000	86,746
Cemex SAB de CV	521,849	203,091
Coca-Cola Femsa SAB de CV	19,312	117,473
El Puerto de Liverpool SAB de CV, Series C1	7,600	41,632
Fibra Uno Administracion SA de CV	120,700	176,824
Fomento Economico Mexicano SAB de CV	69,720	638,906
Fresnillo PLC	10,264	86,348
Gruma SAB de CV, Class B	7,685	78,669
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,000	135,119
Grupo Aeroportuario del Sureste SAB de CV, B Shares (B)	8,020	122,279
Grupo Bimbo SAB de CV, Series A	58,984	107,602
Grupo Carso SAB de CV, Series A1 (B)	17,777	52,158
Grupo Financiero Banorte SAB de CV, Series O	92,962	501,036
Grupo Financiero Inbursa SAB de CV, Series O	86,738	110,543
Grupo Mexico SAB de CV, Series B	136,866	320,908
Grupo Televisa SAB	87,126	170,729
Industrias Penoles SAB de CV	4,883	65,077

108

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Infraestructura Energetica Nova SAB de CV (A)	18,000	$71,630
Kimberly-Clark de Mexico SAB de CV, Class A (A)	56,178	112,903
Orbia Advance Corp. SAB de CV (B)	37,631	73,759
Promotora y Operadora de Infraestructura SAB de CV	9,800	87,636
Wal-Mart de Mexico SAB de CV (B)	186,488	552,736
		4,947,897
Netherlands - 3.3%
ABN AMRO Bank NV (C)	15,368	270,730
Adyen NV (A)(C)	371	243,980
Aegon NV (B)	74,593	309,795
Akzo Nobel NV	8,226	732,961
ASML Holding NV	15,249	3,781,970
EXOR NV	3,992	267,358
Heineken Holding NV	4,217	419,550
Heineken NV	9,190	992,635
ING Groep NV	139,163	1,453,803
Koninklijke Ahold Delhaize NV	42,324	1,058,427
Koninklijke DSM NV	6,727	809,812
Koninklijke KPN NV	122,257	381,008
Koninklijke Philips NV	34,753	1,605,910
Koninklijke Vopak NV (B)	2,830	145,460
NN Group NV	12,327	436,853
NXP Semiconductors NV	10,569	1,153,289
Prosus NV (A)	15,717	1,153,760
QIAGEN NV (A)	8,350	273,452
Randstad NV (B)	4,395	215,778
Royal Dutch Shell PLC, A Shares	155,153	4,550,297
Royal Dutch Shell PLC, B Shares	133,410	3,942,972
Wolters Kluwer NV	10,629	775,548
		24,975,348
New Zealand - 0.1%
a2 Milk Company, Ltd. (A)	26,028	216,258
Auckland International Airport, Ltd.	36,061	206,772
Fisher & Paykel Healthcare Corp., Ltd.	19,921	216,145
Fletcher Building, Ltd. (B)	29,269	94,396
Meridian Energy, Ltd.	43,320	141,088
Ryman Healthcare, Ltd.	12,940	107,547
Spark New Zealand, Ltd.	63,312	174,873
		1,157,079
Norway - 0.4%
Adevinta ASA, Series B (A)	3,512	40,721
Aker BP ASA	3,844	102,426
DNB ASA	35,015	617,244
Equinor ASA	35,722	676,653
Gjensidige Forsikring ASA	6,934	137,518
Mowi ASA	14,928	344,795
Norsk Hydro ASA	48,185	169,668
Orkla ASA	29,206	265,755
Schibsted ASA, B Shares (B)	3,512	98,490
Telenor ASA	26,898	539,679
Yara International ASA	6,981	300,985
		3,293,934
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	8,064	122,412
Credicorp, Ltd.	2,434	507,343
Southern Copper Corp.	2,874	98,090
		727,845
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	85,070	87,073
Aboitiz Power Corp.	72,200	53,387
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Alliance Global Group, Inc.	147,100	$30,927
Ayala Corp.	8,920	152,328
Ayala Land, Inc.	253,800	242,227
Bank of the Philippine Islands	34,118	61,232
BDO Unibank, Inc.	77,140	212,823
Globe Telecom, Inc.	970	34,247
GT Capital Holdings, Inc.	3,464	56,295
JG Summit Holdings, Inc.	85,100	119,019
Jollibee Foods Corp.	18,900	80,974
Manila Electric Company	8,090	57,715
Megaworld Corp.	564,000	47,567
Metro Pacific Investments Corp.	509,100	48,893
Metropolitan Bank & Trust Company	58,091	76,723
PLDT, Inc.	3,730	81,751
Security Bank Corp.	15,170	57,678
SM Investments Corp.	8,302	155,573
SM Prime Holdings, Inc.	311,044	223,281
Universal Robina Corp.	30,280	91,120
		1,970,833
Poland - 0.3%
Alior Bank SA (A)	4,231	40,977
Bank Millennium SA (A)	21,269	30,284
Bank Polska Kasa Opieki SA	5,522	140,963
CCC SA	1,215	41,945
CD Projekt SA	2,349	142,924
Cyfrowy Polsat SA	6,360	41,888
Dino Polska SA (A)(C)	1,719	67,319
Grupa Lotos SA	3,293	72,741
Jastrzebska Spolka Weglowa SA	1,853	10,074
KGHM Polska Miedz SA (A)	5,681	113,392
LPP SA	42	90,181
mBank SA (A)	525	45,503
Orange Polska SA (A)	26,179	36,071
PGE Polska Grupa Energetyczna SA (A)	26,654	53,124
Polski Koncern Naftowy ORLEN SA	11,432	281,410
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	73,764
Powszechna Kasa Oszczednosci Bank Polski SA	32,873	322,254
Powszechny Zaklad Ubezpieczen SA	23,000	214,549
Santander Bank Polska SA	1,219	95,295
		1,914,658
Portugal - 0.1%
EDP - Energias de Portugal SA	84,624	328,413
Galp Energia SGPS SA	18,673	280,827
Jeronimo Martins SGPS SA	7,332	123,644
		732,884
Romania - 0.0%
NEPI Rockcastle PLC	13,360	117,036
Russia - 1.0%
Evraz PLC	18,017	103,698
Gazprom PJSC, ADR	251,662	1,736,468
Gazprom PJSC, ADR (London Stock Exchange)	3,680	25,367
LUKOIL PJSC, ADR	23,756	1,965,334
MMC Norilsk Nickel PJSC, ADR	39,185	1,002,744
Mobile TeleSystems PJSC, ADR	20,264	164,138
Novatek PJSC, GDR	3,057	619,344
Rosneft Oil Company PJSC, GDR	9,131	58,503
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	30,000	192,213
Sberbank of Russia PJSC, ADR	40,000	565,700
Sberbank of Russia PJSC, ADR (London Stock Exchange)	34,900	492,434

109

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
Severstal PJSC, GDR	4,250	$60,968
Surgutneftegas PJSC, ADR	22,274	126,516
Surgutneftegas PJSC, ADR (London Stock Exchange)	23,070	123,526
Tatneft PJSC, ADR	7,986	509,906
VTB Bank PJSC, GDR	50,760	65,689
		7,812,548
Singapore - 0.9%
Ascendas Real Estate Investment Trust	97,931	221,169
BOC Aviation, Ltd. (C)	7,400	68,295
CapitaLand Commercial Trust	82,786	124,045
CapitaLand Mall Trust	90,402	172,098
CapitaLand, Ltd.	89,999	230,053
City Developments, Ltd.	16,600	118,086
ComfortDelGro Corp., Ltd.	90,200	156,719
DBS Group Holdings, Ltd.	64,118	1,159,966
Genting Singapore, Ltd.	226,200	144,022
Golden Agri-Resources, Ltd.	284,496	46,306
Jardine Cycle & Carriage, Ltd.	4,152	90,176
Keppel Corp., Ltd.	55,069	236,493
Oversea-Chinese Banking Corp., Ltd.	117,944	927,204
SATS, Ltd.	29,800	104,494
Sembcorp Industries, Ltd.	38,019	57,245
Singapore Airlines, Ltd.	23,140	153,054
Singapore Exchange, Ltd.	28,000	171,781
Singapore Press Holdings, Ltd.	59,500	89,604
Singapore Technologies Engineering, Ltd.	54,000	150,105
Singapore Telecommunications, Ltd.	294,940	661,767
Suntec Real Estate Investment Trust	103,300	142,112
United Overseas Bank, Ltd.	47,508	882,937
UOL Group, Ltd.	20,239	109,907
Venture Corp., Ltd.	9,700	107,558
Wilmar International, Ltd.	72,000	194,327
		6,519,523
South Africa - 1.2%
Absa Group, Ltd.	25,092	253,427
Anglo American Platinum, Ltd.	2,632	158,692
AngloGold Ashanti, Ltd.	14,430	266,829
Aspen Pharmacare Holdings, Ltd.	14,246	80,973
Bid Corp., Ltd.	11,078	235,432
Capitec Bank Holdings, Ltd.	1,337	113,660
Clicks Group, Ltd.	9,143	129,855
Discovery, Ltd.	16,606	125,204
Exxaro Resources, Ltd.	8,997	77,598
FirstRand, Ltd. (B)	118,126	485,329
Fortress REIT, Ltd., Class A	32,243	43,919
Gold Fields, Ltd.	29,492	147,063
Growthpoint Properties, Ltd. (B)	106,448	162,497
Investec PLC	28,148	144,804
Investec, Ltd.	7,953	41,851
Kumba Iron Ore, Ltd.	2,928	72,345
Liberty Holdings, Ltd.	4,754	35,267
Life Healthcare Group Holdings, Ltd.	60,966	91,276
Momentum Metropolitan Holdings	19,936	24,525
Mr. Price Group, Ltd.	8,969	93,827
MTN Group, Ltd.	59,164	376,447
MultiChoice Group, Ltd. (A)	15,717	122,354
Naspers, Ltd., N Shares	15,717	2,379,699
Nedbank Group, Ltd.	13,031	195,259
Netcare, Ltd.	36,217	41,926
Old Mutual, Ltd. (London Stock Exchange) (B)	182,601	233,345
Pick n Pay Stores, Ltd.	13,126	51,554
PSG Group, Ltd.	4,220	58,841
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Rand Merchant Investment Holdings, Ltd.	32,688	$64,572
Redefine Properties, Ltd.	221,491	114,517
Remgro, Ltd.	20,519	221,041
RMB Holdings, Ltd.	31,391	155,730
Sanlam, Ltd.	63,976	315,106
Sappi, Ltd.	26,810	66,412
Sasol, Ltd.	19,396	326,215
Shoprite Holdings, Ltd.	16,492	133,551
Standard Bank Group, Ltd.	46,838	540,378
Telkom SA SOC, Ltd.	13,339	62,183
The Bidvest Group, Ltd.	11,166	140,740
The Foschini Group, Ltd.	7,014	75,768
The SPAR Group, Ltd.	5,706	72,011
Tiger Brands, Ltd.	6,286	87,377
Truworths International, Ltd.	19,528	68,348
Vodacom Group, Ltd.	19,298	152,627
Woolworths Holdings, Ltd.	33,746	122,846
		8,963,220
South Korea - 2.9%
Amorepacific Corp.	1,183	138,804
AMOREPACIFIC Group	770	42,070
BGF Company, Ltd.	3,285	16,462
BGF retail Company, Ltd.	279	45,920
BNK Financial Group, Inc.	8,021	48,141
Celltrion Healthcare Company, Ltd. (A)	1,441	60,590
Celltrion Pharm, Inc. (A)	549	16,055
Celltrion, Inc. (A)	3,014	412,328
Cheil Worldwide, Inc.	3,910	81,029
CJ CheilJedang Corp.	326	63,836
CJ Corp.	456	31,234
CJ ENM Company, Ltd.	398	56,340
CJ Logistics Corp. (A)	392	47,297
Daelim Industrial Company, Ltd.	877	76,211
Daewoo Engineering & Construction Company, Ltd. (A)	2,130	8,598
DB Insurance Company, Ltd.	1,810	77,963
Doosan Bobcat, Inc.	1,853	54,789
E-MART, Inc.	817	77,014
Fila Korea, Ltd.	1,753	84,810
GS Engineering & Construction Corp.	1,468	40,447
GS Holdings Corp.	2,038	85,665
GS Retail Company, Ltd.	966	33,299
Hana Financial Group, Inc.	10,757	316,654
Hankook Tire & Technology Company, Ltd.	3,008	80,983
Hanmi Pharm Company, Ltd.	223	51,384
Hanmi Science Company, Ltd.	701	23,189
Hanon Systems	9,450	94,771
Hanwha Chemical Corp.	4,418	66,273
Hanwha Corp.	2,040	43,012
Hanwha Life Insurance Company, Ltd.	8,120	16,152
HDC Hyundai Development Co-Engineering & Construction, Series E	1,376	37,768
Helixmith Company, Ltd. (A)	650	36,030
HLB, Inc. (A)	1,118	56,367
Hotel Shilla Company, Ltd.	1,190	85,676
Hyundai Department Store Company, Ltd.	494	32,231
Hyundai Engineering & Construction Company, Ltd.	2,649	102,319
Hyundai Glovis Company, Ltd.	539	70,209
Hyundai Heavy Industries Holdings Company, Ltd.	311	90,753

110

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Marine & Fire Insurance Company, Ltd.	2,650	$58,427
Hyundai Mobis Company, Ltd.	2,332	490,753
Hyundai Motor Company	5,358	599,908
Hyundai Steel Company	2,875	93,403
Industrial Bank of Korea	9,029	99,603
Kakao Corp.	1,792	202,882
Kangwon Land, Inc.	4,000	98,772
KB Financial Group, Inc.	10,980	391,892
KB Financial Group, Inc., ADR	2,772	99,016
KCC Corp.	196	35,706
Kia Motors Corp.	8,934	340,628
Korea Aerospace Industries, Ltd.	1,710	55,896
Korea Electric Power Corp. (A)	6,370	137,812
Korea Electric Power Corp., ADR (A)(B)	4,277	46,363
Korea Gas Corp.	1,166	38,574
Korea Investment Holdings Company, Ltd.	1,170	73,505
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,465	151,664
Korea Zinc Company, Ltd.	339	126,888
Korean Air Lines Company, Ltd.	1,349	25,822
KT&G Corp.	4,323	381,398
Kumho Petrochemical Company, Ltd.	614	36,716
LG Chem, Ltd.	1,568	392,076
LG Corp.	3,654	213,716
LG Display Company, Ltd. (A)	7,650	90,496
LG Display Company, Ltd., ADR (A)	2,417	14,381
LG Electronics, Inc.	3,460	194,790
LG Household & Health Care, Ltd.	362	395,095
LG Innotek Company, Ltd.	650	61,904
LG Uplus Corp.	3,050	34,753
Lotte Chemical Corp.	562	110,833
Lotte Corp.	819	24,797
Lotte Shopping Company, Ltd.	366	39,419
Medy-Tox, Inc.	144	43,309
Mirae Asset Daewoo Company, Ltd.	13,812	86,487
NAVER Corp.	4,825	632,872
NCSoft Corp.	632	275,207
Netmarble Corp. (A)(C)	916	72,255
NH Investment & Securities Company, Ltd.	3,944	41,826
OCI Company, Ltd.	650	37,746
Orange Life Insurance, Ltd. (C)	1,552	35,062
Orion Corp.	940	77,233
Ottogi Corp.	43	20,946
Pan Ocean Company, Ltd. (A)	11,652	44,477
Pearl Abyss Corp. (A)	204	33,759
POSCO	2,811	532,847
POSCO Chemical Company, Ltd.	847	31,220
Posco International Corp.	1,626	25,966
S-1 Corp.	810	66,462
Samsung Biologics Company, Ltd. (A)(C)	550	141,165
Samsung C&T Corp.	2,732	204,693
Samsung Card Company, Ltd.	1,490	43,757
Samsung Electro-Mechanics Company, Ltd.	2,318	199,464
Samsung Electronics Company, Ltd.	171,900	7,038,283
Samsung Engineering Company, Ltd. (A)	5,618	78,808
Samsung Fire & Marine Insurance Company, Ltd.	1,090	203,093
Samsung Heavy Industries Company, Ltd. (A)	15,521	102,085
Samsung Life Insurance Company, Ltd.	2,349	139,589
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung SDI Company, Ltd.	1,971	$366,939
Samsung SDS Company, Ltd.	1,346	214,196
Samsung Securities Company, Ltd.	2,834	83,616
Shinhan Financial Group Company, Ltd.	14,125	493,570
Shinhan Financial Group Company, Ltd., ADR	350	12,247
Shinsegae, Inc.	197	43,164
SillaJen, Inc. (A)	1,857	12,614
SK Holdings Company, Ltd.	1,081	184,272
SK Hynix, Inc.	20,911	1,436,174
SK Innovation Company, Ltd.	2,274	314,887
SK Telecom Company, Ltd.	677	136,419
S-Oil Corp.	1,778	147,417
Woongjin Coway Company, Ltd.	1,930	136,713
Woori Financial Group, Inc.	16,990	176,609
Yuhan Corp.	404	77,105
		22,005,114
Spain - 1.9%
ACS Actividades de Construccion y Servicios SA	9,685	386,975
Aena SME SA (C)	2,372	434,204
Amadeus IT Group SA	15,884	1,138,118
Banco Bilbao Vizcaya Argentaria SA (B)	239,320	1,245,781
Banco de Sabadell SA	196,135	190,158
Banco Santander SA	576,452	2,345,488
Banco Santander SA (Mexican Stock Exchange)	21,905	89,134
Bankia SA	48,666	91,826
Bankinter SA	26,033	164,276
CaixaBank SA	126,097	330,752
Cellnex Telecom SA (A)(C)	6,926	286,069
Enagas SA	7,812	180,587
Endesa SA	12,378	325,613
Ferrovial SA	19,188	554,405
Grifols SA	10,824	319,072
Iberdrola SA	214,702	2,231,571
Industria de Diseno Textil SA	39,465	1,221,351
Mapfre SA	37,878	102,016
Naturgy Energy Group SA	12,174	322,889
Red Electrica Corp. SA	15,612	316,234
Repsol SA	51,982	810,713
Siemens Gamesa Renewable Energy SA	9,848	133,600
Telefonica SA	168,167	1,284,993
		14,505,825
Sweden - 1.6%
Alfa Laval AB	10,314	203,434
Assa Abloy AB, B Shares	35,703	793,719
Atlas Copco AB, A Shares	24,463	753,293
Atlas Copco AB, B Shares	13,732	371,850
Boliden AB	10,826	248,636
Electrolux AB, B Shares	9,396	222,594
Epiroc AB, A Shares	24,463	264,938
Epiroc AB, B Shares	13,732	141,709
Essity AB, B Shares	21,740	634,339
Hennes & Mauritz AB, B Shares (B)	33,681	652,885
Hexagon AB, B Shares	9,164	441,431
Husqvarna AB, B Shares	18,793	142,918
ICA Gruppen AB	2,659	122,802
Industrivarden AB, C Shares	6,375	139,460
Investor AB, B Shares	16,738	817,438
Kinnevik AB, B Shares	8,775	230,710
L E Lundbergforetagen AB, B Shares	2,546	95,753
Lundin Petroleum AB	6,165	184,818
Sandvik AB	41,495	645,993
Securitas AB, B Shares	10,739	164,447

111

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, A Shares	53,076	$487,700
Skanska AB, B Shares	13,244	268,127
SKF AB, B Shares	14,059	232,158
Svenska Handelsbanken AB, A Shares	54,342	508,374
Swedbank AB, A Shares	33,187	477,949
Swedish Match AB	6,740	278,753
Tele2 AB, B Shares	14,276	212,319
Telefonaktiebolaget LM Ericsson, B Shares	112,943	902,001
Telia Company AB	105,161	470,438
Volvo AB, B Shares	56,973	799,510
		11,910,496
Switzerland - 6.6%
ABB, Ltd.	67,969	1,336,670
Adecco Group AG	6,058	335,236
Alcon, Inc. (A)	16,148	941,911
Baloise Holding AG	1,882	337,207
Barry Callebaut AG	92	189,753
Chocoladefabriken Lindt & Spruengli AG	4	331,146
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	42	310,199
Cie Financiere Richemont SA (B)	19,247	1,410,529
Clariant AG (A)	8,258	160,846
Coca-Cola HBC AG	8,067	263,471
Credit Suisse Group AG (A)	94,443	1,155,332
Dufry AG (A)	1,394	116,610
EMS-Chemie Holding AG (B)	321	200,014
Geberit AG	1,376	657,570
Givaudan SA	344	960,112
Glencore PLC (A)	386,909	1,165,964
Julius Baer Group, Ltd. (A)(B)	8,601	380,946
Kuehne + Nagel International AG	2,065	303,870
LafargeHolcim, Ltd. (A)	10,353	509,821
LafargeHolcim, Ltd. (London Stock Exchange) (A)	6,750	332,130
Lonza Group AG (A)	2,780	940,782
Nestle SA	110,023	11,932,494
Novartis AG (B)	76,810	6,666,109
Pargesa Holding SA, Bearer Shares	1,634	125,685
Partners Group Holding AG	662	508,387
Roche Holding AG	25,236	7,347,833
Schindler Holding AG	806	179,814
Schindler Holding AG, Participation Certificates (B)	1,582	354,031
SGS SA	203	503,221
Sika AG	4,800	702,297
Sonova Holding AG (B)	2,130	495,610
STMicroelectronics NV	26,000	503,148
Straumann Holding AG	401	327,998
Swiss Life Holding AG	1,290	616,749
Swiss Prime Site AG (A)	3,037	297,214
Swiss Re AG	11,284	1,177,415
Swisscom AG (B)	989	487,946
Temenos AG (A)	2,330	390,159
The Swatch Group AG	2,395	120,360
The Swatch Group AG, Bearer Shares	1,191	316,212
UBS Group AG (A)	141,623	1,608,050
Vifor Pharma AG	1,821	291,049
Zurich Insurance Group AG	5,563	2,130,673
		49,422,573
Taiwan - 2.7%
Acer, Inc.	58,018	33,276
Advantech Company, Ltd.	12,089	106,337
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Airtac International Group	4,000	$47,659
ASE Technology Holding Company, Ltd.	111,338	253,495
Asia Cement Corp.	36,863	51,449
Asustek Computer, Inc.	24,952	166,052
AU Optronics Corp.	163,827	41,381
Catcher Technology Company, Ltd.	22,184	167,935
Cathay Financial Holding Company, Ltd.	259,901	342,563
Chailease Holding Company, Ltd.	35,720	144,258
Chang Hwa Commercial Bank, Ltd.	109,345	76,276
Cheng Shin Rubber Industry Company, Ltd.	43,680	64,475
China Airlines, Ltd.	26,874	7,864
China Development Financial Holding Corp.	479,153	142,710
China Life Insurance Company, Ltd. (A)	105,003	83,247
China Steel Corp.	363,388	269,365
Chunghwa Telecom Company, Ltd.	121,148	433,249
Compal Electronics, Inc.	79,764	46,020
CTBC Financial Holding Company, Ltd.	631,465	419,158
Delta Electronics, Inc.	70,866	302,769
E.Sun Financial Holding Company, Ltd.	298,339	252,377
Eclat Textile Company, Ltd.	6,259	84,049
Eva Airways Corp.	33,427	14,702
Evergreen Marine Corp. Taiwan, Ltd. (A)	10,982	4,602
Far Eastern New Century Corp.	64,875	59,828
Far EasTone Telecommunications Company, Ltd.	45,159	105,487
Feng TAY Enterprise Company, Ltd.	12,100	86,724
First Financial Holding Company, Ltd.	367,527	258,084
Formosa Chemicals & Fibre Corp.	126,212	352,865
Formosa Petrochemical Corp.	43,720	138,329
Formosa Plastics Corp.	159,086	484,623
Formosa Taffeta Company, Ltd.	5,000	5,447
Foxconn Technology Company, Ltd.	15,513	32,352
Fubon Financial Holding Company, Ltd.	211,112	303,097
Giant Manufacturing Company, Ltd.	11,000	74,823
Globalwafers Company, Ltd.	9,000	90,768
Highwealth Construction Corp.	27,000	43,420
Hiwin Technologies Corp.	8,769	76,432
Hon Hai Precision Industry Company, Ltd.	468,368	1,105,170
Hotai Motor Company, Ltd.	9,000	136,700
Hua Nan Financial Holdings Company, Ltd.	286,088	193,103
Innolux Corp.	297,841	63,331
Inventec Corp.	25,899	17,865
Largan Precision Company, Ltd.	3,143	449,578
Lite-On Technology Corp.	39,626	62,952
MediaTek, Inc.	49,340	587,033
Mega Financial Holding Company, Ltd.	387,134	358,609
Micro-Star International Company, Ltd.	23,000	66,865
Nan Ya Plastics Corp.	185,992	417,799
Nanya Technology Corp.	37,000	96,103
Novatek Microelectronics Corp.	20,361	116,847
Pegatron Corp.	71,989	125,291
Pou Chen Corp.	36,641	46,971
Powertech Technology, Inc.	13,149	36,948
President Chain Store Corp.	21,496	200,931
Quanta Computer, Inc.	92,771	169,245
Realtek Semiconductor Corp.	16,999	126,032
Shin Kong Financial Holding Company, Ltd. (A)	380,358	115,094
SinoPac Financial Holdings Company, Ltd.	385,762	150,412
Synnex Technology International Corp.	24,928	29,154

112

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taishin Financial Holding Company, Ltd.	319,343	$142,516
Taiwan Cement Corp.	159,830	204,216
Taiwan Cooperative Financial Holding Company, Ltd.	281,866	186,158
Taiwan High Speed Rail Corp.	71,000	80,772
Taiwan Mobile Company, Ltd.	62,257	224,707
Taiwan Semiconductor Manufacturing Company, Ltd.	887,227	7,879,937
Tatung Company, Ltd. (A)	67,000	36,736
The Shanghai Commercial & Savings Bank, Ltd.	110,000	184,783
Uni-President Enterprises Corp.	151,487	365,560
United Microelectronics Corp.	455,313	195,237
Walsin Technology Corp.	11,000	61,914
Win Semiconductors Corp.	12,000	107,347
Winbond Electronics Corp.	102,000	58,653
Wistron Corp.	42,598	34,378
WPG Holdings, Ltd.	47,840	58,853
Ya Hsin Industrial Company, Ltd. (A)(E)	36,000	0
Yageo Corp.	9,584	76,147
Yuanta Financial Holding Company, Ltd.	339,267	202,439
Zhen Ding Technology Holding, Ltd.	19,000	68,010
		20,507,943
Thailand - 0.7%
Advanced Info Service PCL, Foreign Quota Shares	48,400	348,426
Airports of Thailand PCL, Foreign Quota Shares	163,100	398,796
Bangkok Bank PCL	11,700	67,282
Bangkok Bank PCL, NVDR	2,700	15,316
Bangkok Dusit Medical Services PCL, NVDR	166,300	131,567
Bangkok Expressway & Metro PCL	135,200	47,764
Banpu PCL, Foreign Quota Shares	110,000	42,447
Banpu PCL, NVDR	23,700	9,145
Berli Jucker PCL, NVDR	21,300	36,747
BTS Group Holdings PCL, NVDR	114,100	49,957
Bumrungrad Hospital PCL, NVDR	15,600	65,251
Central Pattana PCL, NVDR	64,400	143,241
Charoen Pokphand Foods PCL, Foreign Quota Shares	136,200	116,942
CP ALL PCL, Foreign Quota Shares	184,600	489,964
CP ALL PCL, NVDR	12,800	33,974
Electricity Generating PCL, Foreign Quota Shares	7,600	89,215
Electricity Generating PCL, NVDR	1,400	16,434
Energy Absolute PCL, Foreign Quota Shares	56,900	89,317
Gulf Energy Development PCL, NVDR	9,500	49,657
Home Product Center PCL, Foreign Quota Shares	204,400	114,365
Indorama Ventures PCL, NVDR	54,900	58,309
Intouch Holdings PCL, NVDR	36,900	79,073
IRPC PCL, Foreign Quota Shares	528,400	63,543
Kasikornbank PCL, Foreign Quota Shares	45,000	231,494
Kasikornbank PCL, NVDR	27,100	138,695
Krung Thai Bank PCL, Foreign Quota Shares	164,375	92,522
Land & Houses PCL, NVDR	126,800	39,784
Minor International PCL, NVDR	49,000	60,081
Muangthai Capital PCL, NVDR	11,300	21,082
PTT Exploration & Production PCL, Foreign Quota Shares	60,147	238,074
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
PTT Global Chemical PCL, Foreign Quota Shares	87,373	$153,646
PTT PCL, Foreign Quota Shares	391,000	591,314
PTT PCL, NVDR	10,500	15,879
Ratch Group PCL, NVDR	12,800	29,905
Robinson PCL, Foreign Quota Shares	28,700	59,782
Thai Oil PCL, Foreign Quota Shares	46,900	106,968
Thai Union Group PCL, Foreign Quota Shares	95,900	52,367
The Siam Cement PCL, Foreign Quota Shares	12,000	160,020
The Siam Cement PCL, NVDR	7,900	105,347
The Siam Commercial Bank PCL, Foreign Quota Shares	70,748	273,052
TMB Bank PCL, Foreign Quota Shares	739,100	37,925
Total Access Communication PCL, NVDR	12,500	23,495
True Corp. PCL, Foreign Quota Shares	448,802	76,996
		5,065,160
Turkey - 0.2%
Akbank T.A.S. (A)	100,286	143,913
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	31,457
Arcelik AS (A)	6,139	20,682
Aselsan Elektronik Sanayi Ve Ticaret AS	7,013	24,968
BIM Birlesik Magazalar AS	16,428	142,936
Eregli Demir ve Celik Fabrikalari TAS	49,091	59,450
Ford Otomotiv Sanayi AS	4,572	48,090
Haci Omer Sabanci Holding AS	31,762	53,766
KOC Holding AS	25,423	84,978
TAV Havalimanlari Holding AS	4,656	19,433
Tupras Turkiye Petrol Rafinerileri AS	4,998	126,874
Turk Hava Yollari AO (A)	25,366	55,510
Turkcell Iletisim Hizmetleri AS	38,572	88,810
Turkiye Garanti Bankasi AS (A)	86,216	155,669
Turkiye Is Bankasi AS, Class C (A)	60,572	67,095
Turkiye Sise ve Cam Fabrikalari AS	43,843	36,222
		1,159,853
United Arab Emirates - 0.0%
NMC Health PLC	4,471	149,014
United Kingdom - 9.7%
3i Group PLC	36,926	528,496
Admiral Group PLC	7,852	204,186
Anglo American PLC	39,043	897,281
Ashtead Group PLC	18,209	506,381
Associated British Foods PLC	13,623	385,649
AstraZeneca PLC	46,274	4,131,743
Auto Trader Group PLC (C)	37,238	233,394
Aviva PLC	145,633	714,936
BAE Systems PLC	119,514	836,987
Barclays PLC	632,014	1,164,480
Barratt Developments PLC	39,643	315,582
BP PLC	725,258	4,591,414
British American Tobacco PLC	81,572	3,012,459
BT Group PLC	313,658	687,979
Bunzl PLC	12,951	338,530
Burberry Group PLC	15,796	421,935
Centrica PLC	223,228	202,420
CNH Industrial NV	37,712	384,027
Coca-Cola European Partners PLC	8,055	448,847
Compass Group PLC	56,033	1,441,874
Croda International PLC	4,999	298,618
Diageo PLC	84,564	3,454,449
Direct Line Insurance Group PLC	53,358	196,864

113

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
easyJet PLC	7,197	$101,576
Ferguson PLC	8,737	637,630
Fiat Chrysler Automobiles NV	38,626	500,510
G4S PLC	63,824	148,641
GlaxoSmithKline PLC	177,618	3,807,153
Halma PLC	13,540	327,740
Hargreaves Lansdown PLC	11,129	284,145
HSBC Holdings PLC	724,999	5,555,102
Imperial Brands PLC	35,313	792,991
Informa PLC	47,610	498,613
InterContinental Hotels Group PLC	6,599	411,811
Intertek Group PLC	6,185	416,324
ITV PLC	140,570	217,730
J Sainsbury PLC	71,585	193,164
John Wood Group PLC	28,189	131,420
Johnson Matthey PLC	7,531	282,870
Kingfisher PLC	84,019	213,524
Land Securities Group PLC	28,824	303,574
Legal & General Group PLC	222,310	678,558
Lloyds Banking Group PLC	2,511,365	1,664,826
London Stock Exchange Group PLC	11,723	1,052,717
Marks & Spencer Group PLC	78,181	177,077
Meggitt PLC	31,556	246,167
Melrose Industries PLC	185,187	458,795
Merlin Entertainments PLC (C)	30,811	171,438
Micro Focus International PLC	13,507	189,802
Mondi PLC	4,137	79,256
Mondi PLC (JSE Limited Exchange)	14,338	274,534
National Grid PLC	120,365	1,303,222
Next PLC	5,372	408,353
Ocado Group PLC (A)	16,212	263,698
Pearson PLC	30,415	275,807
Persimmon PLC	12,211	325,668
Prudential PLC	90,571	1,641,250
Reckitt Benckiser Group PLC	24,688	1,927,615
RELX PLC	38,212	907,520
RELX PLC (Euronext Amsterdam Exchange)	32,422	770,897
Rentokil Initial PLC	65,957	379,214
Rio Tinto PLC	40,281	2,093,900
Rio Tinto, Ltd.	13,429	841,125
Rolls-Royce Holdings PLC (A)	63,506	617,075
RSA Insurance Group PLC	40,468	265,513
Schroders PLC	4,962	187,557
Segro PLC	37,028	369,147
Severn Trent PLC	9,498	252,810
Smith & Nephew PLC	32,946	793,399
Smiths Group PLC	15,498	299,045
Spirax-Sarco Engineering PLC	2,625	252,901
SSE PLC	35,766	547,140
St. James's Place PLC	20,193	242,874
Standard Chartered PLC	104,619	878,160
Standard Life Aberdeen PLC	97,033	340,790
Taylor Wimpey PLC	125,790	249,683
Tesco PLC	362,394	1,071,402
The Berkeley Group Holdings PLC	4,907	251,946
The British Land Company PLC	35,353	254,321
The Royal Bank of Scotland Group PLC	181,551	462,751
The Sage Group PLC	41,847	355,621
The Weir Group PLC (B)	9,927	173,897
Unilever NV	51,983	3,121,455
Unilever PLC	39,412	2,368,726
United Utilities Group PLC	26,873	272,773
Vodafone Group PLC	947,036	1,886,776
Whitbread PLC	4,779	252,230
International Equity Index Trust (continued)
		Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Wm Morrison Supermarkets PLC		89,522	$220,422
WPP PLC		47,661	596,778
			72,939,680
United States - 0.1%
Bausch Health Companies, Inc. (A)		12,400	270,491
Carnival PLC		6,571	271,909
International Flavors & Fragrances, Inc.		319	39,195
Nexteer Automotive Group, Ltd.		31,000	25,600
			607,195
TOTAL COMMON STOCKS (Cost $584,790,833)			$727,968,705
PREFERRED SECURITIES - 1.1%
Brazil - 0.6%
Banco Bradesco SA		144,505	1,179,704
Braskem SA, A Shares (A)		4,100	32,090
Centrais Eletricas Brasileiras SA, B Shares		5,700	57,645
Cia Brasileira de Distribuicao		4,938	94,839
Cia Energetica de Minas Gerais		31,260	107,813
Gerdau SA		36,200	114,656
Itau Unibanco Holding SA		173,589	1,463,513
Itausa - Investimentos Itau SA		159,923	507,295
Lojas Americanas SA		24,076	115,659
Petroleo Brasileiro SA		145,251	963,108
Telefonica Brasil SA		9,652	127,626
			4,763,948
Germany - 0.3%
Bayerische Motoren Werke AG		2,090	116,105
FUCHS PETROLUB SE		2,735	102,573
Henkel AG & Company KGaA		6,555	648,614
Porsche Automobil Holding SE		5,695	369,190
Sartorius AG		1,266	230,806
Volkswagen AG		6,657	1,132,262
			2,599,550
South Korea - 0.2%
Amorepacific Corp.		300	18,384
CJ Corp. (A)		68	3,411
Hyundai Motor Company		705	44,997
Hyundai Motor Company, 2nd Preferred		1,197	84,901
LG Chem, Ltd.		162	22,672
LG Household & Health Care, Ltd.		112	72,134
Samsung Electronics Company, Ltd.		30,800	1,016,680
			1,263,179
TOTAL PREFERRED SECURITIES (Cost $7,099,179)			$8,626,677
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries, Ltd. 8.000%, 08/28/2022	INR	60,360	845
TOTAL CORPORATE BONDS (Cost $841)			$845
RIGHTS - 0.0%
Harvey Norman Holdings, Ltd. (Expiration Date: 10-14-19; Strike Price: AUD 2.50) (A)		1,147	1,390
The Shanghai Commercial & Savings Bank, Ltd. (Expiration Date: 10-8-19; Strike Price: TWD 36.00) (A)		8,937	4,638
TMB Bank PCL (Expiration Date: 12-31-49; Strike Price: THB 1.40) (A)		511,653	2,844
TOTAL RIGHTS (Cost $0)			$8,872

114

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 2.9%
John Hancock Collateral Trust, 2.1169% (F)(G)	2,181,289	$21,827,501
TOTAL SECURITIES LENDING COLLATERAL (Cost $21,827,779)		$21,827,501
SHORT-TERM INVESTMENTS - 0.7%
Money market funds - 0.7%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.8786% (F)	5,083,393	5,083,393
TOTAL SHORT-TERM INVESTMENTS (Cost $5,083,393)		$5,083,393
Total Investments (International Equity Index Trust) (Cost $618,802,025) - 101.7%		$763,515,993
Other assets and liabilities, net - (1.7%)		(12,753,022)
TOTAL NET ASSETS - 100.0%		$750,762,971
Currency Abbreviations
AUD	Australian Dollar
International Equity Index Trust (continued)
INR	Indian Rupee
THB	Thai Bhat
TWD	New Taiwan Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $20,714,022.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 9-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	48	Long	Dec 2019	$4,556,658	$4,554,960	$(1,698)
Mini MSCI Emerging Markets Index Futures	180	Long	Dec 2019	9,314,844	9,014,400	(300,444)
MSCI Taiwan Index Futures	25	Long	Oct 2019	1,010,469	1,015,250	4,781
						$(297,361)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
International Growth Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.4%
Australia - 0.7%
CSL, Ltd.	2,765	$437,180
Brazil - 4.1%
Ambev SA, ADR	237,399	1,096,783
B3 SA - Brasil Bolsa Balcao	71,334	749,059
Banco Bradesco SA, ADR	88,969	724,208
		2,570,050
Canada - 9.9%
Canadian National Railway Company	12,523	1,124,456
CGI, Inc. (A)	32,085	2,537,061
Nutrien, Ltd.	18,884	940,743
PrairieSky Royalty, Ltd.	58,013	809,209
Suncor Energy, Inc.	24,240	764,607
		6,176,076
China - 6.8%
Alibaba Group Holding, Ltd., ADR (A)	5,792	968,600
Kweichow Moutai Company, Ltd., Class A	3,818	615,534
New Oriental Education & Technology Group, Inc., ADR (A)	6,609	732,013
Wuliangye Yibin Company, Ltd., Class A	39,357	716,329
Yum China Holdings, Inc.	25,738	1,169,277
		4,201,753
Denmark - 1.6%
Carlsberg A/S, Class B	6,633	980,212
International Growth Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France - 9.3%
Bureau Veritas SA	46,504	$1,119,344
EssilorLuxottica SA	4,633	667,985
Pernod Ricard SA	3,801	676,508
Schneider Electric SE	12,232	1,069,596
Vinci SA	11,762	1,266,996
Vivendi SA	35,618	974,610
		5,775,039
Germany - 8.2%
Allianz SE	6,697	1,558,879
Beiersdorf AG	3,154	371,874
Deutsche Boerse AG	10,685	1,666,428
SAP SE	12,793	1,505,401
		5,102,582
Hong Kong - 1.6%
Galaxy Entertainment Group, Ltd.	154,000	954,758
Ireland - 0.8%
ICON PLC (A)	3,182	468,836
Italy - 2.2%
FinecoBank Banca Fineco SpA	80,633	853,104
Mediobanca Banca di Credito Finanziario SpA	46,941	512,400
		1,365,504
Japan - 9.7%
Asahi Group Holdings, Ltd.	25,400	1,261,443

115

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
FANUC Corp.	4,900	$926,215
Hoya Corp.	15,400	1,261,305
Kao Corp.	9,300	689,846
Keyence Corp.	1,500	933,684
Komatsu, Ltd.	21,500	495,785
SMC Corp.	1,100	472,811
		6,041,089
Mexico - 1.8%
Fomento Economico Mexicano SAB de CV, ADR	12,266	1,123,320
Netherlands - 4.8%
ING Groep NV	73,272	765,455
Royal Dutch Shell PLC, B Shares	18,298	540,803
Wolters Kluwer NV	23,237	1,695,494
		3,001,752
Singapore - 1.4%
United Overseas Bank, Ltd.	47,700	886,505
South Korea - 2.8%
NAVER Corp.	4,397	576,734
Samsung Electronics Company, Ltd.	28,726	1,176,159
		1,752,893
Spain - 1.4%
Amadeus IT Group SA	12,151	870,641
Sweden - 2.6%
Investor AB, B Shares	33,322	1,627,355
Switzerland - 5.7%
Alcon, Inc. (A)	10,055	586,507
Cie Financiere Richemont SA	9,082	665,580
Julius Baer Group, Ltd. (A)	11,168	494,641
Kuehne + Nagel International AG	4,674	687,791
Novartis AG	12,624	1,095,599
		3,530,118
Taiwan - 2.6%
Taiwan Semiconductor Manufacturing Company, Ltd.	182,000	1,616,439
Turkey - 1.0%
Akbank T.A.S. (A)	408,709	586,509
United Kingdom - 11.3%
Amcor PLC	90,966	875,436
British American Tobacco PLC	26,495	978,462
Compass Group PLC	41,108	1,057,815
Informa PLC	108,250	1,133,688
Reckitt Benckiser Group PLC	10,599	827,559
RELX PLC	56,992	1,353,537
TechnipFMC PLC	34,021	813,124
		7,039,621
United States - 5.1%
Booking Holdings, Inc. (A)	318	624,110
Broadcom, Inc.	3,998	1,103,728
Philip Morris International, Inc.	19,119	1,451,706
		3,179,544
TOTAL COMMON STOCKS (Cost $54,654,793)		$59,287,776
International Growth Stock Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.6%
Money market funds - 3.6%
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class, 1.7986% (B)	2,254,457	$2,254,457
TOTAL SHORT-TERM INVESTMENTS (Cost $2,254,457)		$2,254,457
Total Investments (International Growth Stock Trust) (Cost $56,909,250) - 99.0%		$61,542,233
Other assets and liabilities, net - 1.0%		629,717
TOTAL NET ASSETS - 100.0%		$62,171,950
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-19.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.1%
Australia - 6.4%
A2B Australia, Ltd.	9,047	$8,967
Accent Group, Ltd.	24,907	28,692
Adelaide Brighton, Ltd.	19,036	39,216
Ainsworth Game Technology, Ltd.	10,192	5,337
Alkane Resources, Ltd. (A)(B)	4,753	2,342
ALS, Ltd.	11,777	63,747
Altium, Ltd.	5,149	116,201
AMA Group, Ltd.	18,995	15,601
Amaysim Australia, Ltd. (A)(B)	11,607	2,352
Ansell, Ltd.	6,123	113,345
AP Eagers, Ltd. (B)	11,432	109,698
Appen, Ltd.	7,098	101,599
ARB Corp., Ltd. (B)	3,664	47,144
Ardent Leisure Group, Ltd. (A)	39,016	25,525
ARQ Group, Ltd.	8,681	2,196
Asaleo Care, Ltd. (A)	30,182	19,864
AUB Group, Ltd.	4,946	38,991
Aurelia Metals, Ltd.	63,267	19,413
Ausdrill, Ltd.	33,636	50,693
Austal, Ltd.	23,155	67,915
Australian Agricultural Company, Ltd. (A)	28,065	19,715
Australian Pharmaceutical Industries, Ltd.	26,584	24,228
Auswide Bank, Ltd.	607	2,230
Aveo Group	28,401	40,850
Bank of Queensland, Ltd.	16,259	108,887
Bapcor, Ltd. (B)	13,654	67,915
Beach Energy, Ltd.	44,837	76,533
Bega Cheese, Ltd. (B)	14,056	43,027
Bellamy's Australia, Ltd. (A)	4,706	41,419
Bingo Industries, Ltd. (B)	8,137	12,142
Blackmores, Ltd. (B)	372	21,516
Blue Sky Alternative Investments, Ltd. (A)(C)	2,049	218
Bravura Solutions, Ltd.	17,005	47,650
Breville Group, Ltd.	4,935	53,661
Brickworks, Ltd.	3,795	45,247
BWX, Ltd.	7,095	18,561
Cardno, Ltd. (A)	15,086	11,405
carsales.com, Ltd.	10,102	104,370
Cash Converters International, Ltd. (A)	14,501	1,371
Cedar Woods Properties, Ltd.	2,505	11,739
Centuria Capital Group	14,207	21,114

116

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Cleanaway Waste Management, Ltd.	91,256	$120,227
Clinuvel Pharmaceuticals, Ltd. (B)	2,335	38,988
Codan, Ltd.	5,320	19,903
Collins Foods, Ltd.	5,764	38,970
Cooper Energy, Ltd. (A)	98,256	38,484
Corporate Travel Management, Ltd. (B)	2,594	33,071
Costa Group Holdings, Ltd. (B)	10,072	25,535
Credit Corp. Group, Ltd.	2,594	52,860
CSG, Ltd. (A)	32,904	4,876
CSR, Ltd.	25,551	73,708
CuDeco, Ltd. (A)(C)	8,580	1,123
Data#3, Ltd.	9,073	18,193
Decmil Group, Ltd.	2,921	1,736
Domain Holdings Australia, Ltd. (B)	17,171	39,324
Domino's Pizza Enterprises, Ltd.	2,402	75,300
Downer EDI, Ltd.	8,097	42,657
Eclipx Group, Ltd.	16,681	20,117
Elders, Ltd.	8,609	36,747
EML Payments, Ltd. (A)	12,305	35,649
EQT Holdings, Ltd.	691	14,054
ERM Power, Ltd.	7,077	11,566
Estia Health, Ltd.	11,708	20,231
EVENT Hospitality and Entertainment, Ltd.	4,397	40,043
FAR, Ltd. (A)(B)	202,920	7,531
Finbar Group, Ltd.	8,370	4,774
Fleetwood Corp., Ltd. (A)	8,058	10,500
FlexiGroup, Ltd.	20,305	35,012
Freedom Foods Group, Ltd.	6,442	22,844
G8 Education, Ltd.	27,130	47,449
Galaxy Resources, Ltd. (A)	30,280	22,426
Genworth Mortgage Insurance Australia, Ltd.	18,245	41,902
Gold Road Resources, Ltd. (A)	43,849	36,797
GrainCorp, Ltd., Class A	13,614	72,738
GUD Holdings, Ltd.	3,410	23,171
GWA Group, Ltd. (B)	12,195	27,917
Hansen Technologies, Ltd.	11,735	29,978
Healius, Ltd.	45,043	97,904
HT&E, Ltd.	20,357	25,425
HUB24, Ltd.	3,152	26,853
IDP Education, Ltd.	4,283	45,071
Iluka Resources, Ltd.	13,142	70,982
Imdex, Ltd.	20,483	19,368
IMF Bentham, Ltd. (A)	12,988	32,758
Independence Group NL	21,668	94,262
Infigen Energy	77,417	35,575
Infomedia, Ltd.	15,337	21,033
Inghams Group, Ltd. (B)	11,981	25,490
Integral Diagnostics, Ltd.	6,781	14,986
Integrated Research, Ltd.	3,367	7,026
International Ferro Metals, Ltd. (A)(C)	24,339	0
InvoCare, Ltd.	6,934	64,932
IOOF Holdings, Ltd.	16,325	70,593
IPH, Ltd.	6,339	37,289
IRESS, Ltd.	7,537	58,955
iSelect, Ltd. (A)(B)	10,270	4,092
iSentia Group, Ltd. (A)(B)	3,943	1,173
IVE Group, Ltd.	11,452	16,235
Japara Healthcare, Ltd. (B)	17,906	14,327
JB Hi-Fi, Ltd. (B)	5,693	130,714
Jumbo Interactive, Ltd.	3,998	65,306
Jupiter Mines, Ltd.	116,266	30,638
Karoon Energy, Ltd. (A)	6,513	5,080
Kingsgate Consolidated, Ltd. (A)	11,120	3,154
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Lifestyle Communities, Ltd.	3,310	$17,116
Link Administration Holdings, Ltd.	9,632	37,117
Lovisa Holdings, Ltd.	3,846	33,295
MACA, Ltd.	18,596	12,053
Macmahon Holdings, Ltd. (A)	112,440	15,568
Mayne Pharma Group, Ltd. (A)	99,135	34,844
McMillan Shakespeare, Ltd.	3,346	36,919
McPherson's, Ltd.	7,978	13,473
Medusa Mining, Ltd. (A)	8,127	4,519
Mesoblast, Ltd. (A)(B)	24,462	35,023
Metals X, Ltd. (A)(B)	48,765	6,097
Metcash, Ltd.	46,387	93,662
Mineral Resources, Ltd.	6,073	54,920
MMA Offshore, Ltd. (A)	46,658	5,992
Moelis Australia, Ltd.	3,830	10,217
Monadelphous Group, Ltd.	6,360	67,685
Monash IVF Group, Ltd.	13,183	9,486
Mortgage Choice, Ltd.	6,422	4,943
Mount Gibson Iron, Ltd.	62,063	33,124
Myer Holdings, Ltd. (A)	63,302	26,084
MyState, Ltd.	4,190	12,926
Navigator Global Investments, Ltd.	10,160	22,919
New Hope Corp., Ltd.	11,267	16,756
NEXTDC, Ltd. (A)	11,494	47,840
nib holdings, Ltd.	21,443	105,732
Nick Scali, Ltd.	5,272	26,705
Nine Entertainment Company Holdings, Ltd.	89,722	118,569
NRW Holdings, Ltd.	36,145	56,663
Nufarm, Ltd. (B)	12,991	49,505
OceanaGold Corp.	31,900	83,311
OFX Group, Ltd.	14,134	15,245
oOh!media, Ltd. (B)	13,577	26,240
Orora, Ltd.	50,114	97,785
OZ Minerals, Ltd.	17,975	116,755
Pacific Current Group, Ltd.	1,644	7,884
Pact Group Holdings, Ltd. (A)(B)	11,275	16,748
Peet, Ltd.	13,800	10,715
Pendal Group, Ltd.	11,153	55,746
Perpetual, Ltd.	2,520	63,827
Perseus Mining, Ltd. (A)	111,479	52,494
Platinum Asset Management, Ltd. (B)	6,396	18,325
Praemium, Ltd. (A)	28,131	9,612
Premier Investments, Ltd.	4,691	61,409
Prime Media Group, Ltd. (A)	17,812	1,984
Pro Medicus, Ltd.	4,382	82,363
Qube Holdings, Ltd.	23,559	50,950
Quintis, Ltd. (A)(C)	22,092	0
Regis Healthcare, Ltd. (B)	9,267	18,213
Regis Resources, Ltd.	23,625	77,945
Resolute Mining, Ltd. (A)	41,988	40,138
Ridley Corp., Ltd.	19,156	12,864
Sandfire Resources NL	8,336	36,951
Saracen Mineral Holdings, Ltd. (A)	41,271	95,906
SeaLink Travel Group, Ltd.	6,360	15,927
Select Harvests, Ltd.	5,587	29,025
Senex Energy, Ltd. (A)	87,382	20,351
Servcorp, Ltd.	3,171	9,055
Service Stream, Ltd.	18,170	32,164
Seven Group Holdings, Ltd.	1,184	13,945
Seven West Media, Ltd. (A)	85,038	22,406
SG Fleet Group, Ltd.	7,879	12,343
Sigma Healthcare, Ltd.	86,903	35,193
Silver Lake Resources, Ltd. (A)	29,625	18,650
SmartGroup Corp., Ltd.	4,591	37,865

117

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Southern Cross Media Group, Ltd.	51,441	$42,932
Spark Infrastructure Group	57,746	84,188
SpeedCast International, Ltd.	17,245	14,278
St. Barbara, Ltd.	31,231	61,005
Steadfast Group, Ltd.	37,803	90,646
Sundance Energy Australia, Ltd. (A)	33,049	4,210
Super Retail Group, Ltd.	6,693	44,819
Superloop, Ltd. (A)	16,355	11,051
Syrah Resources, Ltd. (A)	31,913	10,896
Tassal Group, Ltd.	15,314	44,275
Technology One, Ltd.	12,347	59,908
The Reject Shop, Ltd.	2,561	3,371
Tiger Resources, Ltd. (A)(C)	92,816	2,305
Troy Resources, Ltd. (A)	15,555	1,153
Villa World, Ltd. (B)	5,140	8,082
Village Roadshow, Ltd.	5,669	10,875
Virgin Australia Holdings, Ltd. (A)	92,110	9,952
Virgin Australia Holdings, Ltd. (A)(C)	359,466	1,213
Virtus Health, Ltd.	8,064	24,245
Vocus Group, Ltd. (A)	35,249	82,873
Webjet, Ltd.	8,700	64,117
Western Areas, Ltd.	18,795	39,390
Westgold Resources, Ltd. (A)	15,813	26,650
WPP AUNZ, Ltd.	25,254	8,788
		6,919,566
Austria - 1.5%
Agrana Beteiligungs AG	724	13,366
ams AG (A)	2,428	108,341
ANDRITZ AG	2,760	112,788
AT&S Austria Technologie & Systemtechnik AG	2,410	41,395
CA Immobilien Anlagen AG	4,952	175,660
DO & CO AG	278	25,599
EVN AG	3,092	54,392
FACC AG (B)	1,116	13,094
Flughafen Wien AG	265	11,074
IMMOFINANZ AG (A)	4,356	121,290
Kapsch TrafficCom AG	191	6,446
Lenzing AG	693	66,742
Mayr Melnhof Karton AG	439	52,827
Oesterreichische Post AG	2,096	73,559
Palfinger AG	1,137	29,926
POLYTEC Holding AG (B)	995	8,972
Porr AG (B)	648	13,346
Rhi Magnesita NV	1,095	54,690
Rosenbauer International AG (B)	174	7,452
S IMMO AG	3,364	77,359
S&T AG	2,773	55,095
Schoeller-Bleckmann Oilfield Equipment AG	710	42,127
Semperit AG Holding (A)	822	11,344
Strabag SE	893	28,661
Telekom Austria AG (A)	7,836	56,971
UBM Development AG	411	18,857
UNIQA Insurance Group AG	7,877	71,140
Vienna Insurance Group AG	2,457	63,993
Wienerberger AG	6,968	169,624
Zumtobel Group AG (A)	2,545	19,142
		1,605,272
Belgium - 1.6%
Ackermans & van Haaren NV	1,132	171,944
AGFA-Gevaert NV (A)	6,780	27,801
Akka Technologies	549	37,809
Atenor	169	13,744
Banque Nationale de Belgique	12	29,152
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Barco NV	735	$145,157
Bekaert SA	2,225	63,808
Biocartis NV (A)(B)(D)	2,587	17,493
bpost SA (B)	4,236	44,392
Celyad SA (A)(B)	493	4,777
Cie d'Entreprises CFE	416	38,291
D'ieteren SA	1,254	67,973
Econocom Group SA	6,435	16,102
Elia System Operator SA	1,281	104,689
Euronav NV	8,334	75,927
EVS Broadcast Equipment SA	811	19,900
Exmar NV (A)	1,567	9,441
Fagron	1,212	21,463
Galapagos NV (A)	1,265	192,729
Gimv NV	1,153	69,599
Immobel SA	209	15,260
Ion Beam Applications (A)	1,305	22,432
Kinepolis Group NV	585	35,954
Lotus Bakeries NV (B)	13	36,566
Melexis NV	987	68,455
Nyrstar NV (A)(B)	5,514	1,261
Ontex Group NV	3,927	70,643
Orange Belgium SA	1,199	24,749
Oxurion NV (A)(B)	1,612	4,554
Picanol	88	5,982
Recticel SA	2,296	19,487
Sioen Industries NV	374	8,719
Sipef NV	420	19,741
Telenet Group Holding NV	1,717	81,025
Tessenderlo Group SA (A)	1,439	45,486
Van de Velde NV	377	9,655
Viohalco SA (A)	7,173	28,624
		1,670,784
Bermuda - 0.2%
Hiscox, Ltd.	8,333	170,048
Canada - 8.9%
5N Plus, Inc. (A)	3,515	5,810
Absolute Software Corp.	3,900	22,402
Advantage Oil & Gas, Ltd. (A)	11,500	18,662
Aecon Group, Inc.	5,700	78,475
Africa Oil Corp. (A)	34,602	30,297
Ag Growth International, Inc. (B)	1,100	36,964
AGF Management, Ltd., Class B	4,298	20,114
Aimia, Inc. (A)(B)	7,777	19,841
AirBoss of America Corp.	1,500	8,831
AKITA Drilling, Ltd., Class A	1,120	921
Alamos Gold, Inc., Class A	23,618	137,267
Alaris Royalty Corp. (B)	2,229	33,128
Alcanna, Inc. (A)(B)	1,500	5,887
Algoma Central Corp.	700	7,318
Alio Gold, Inc. (A)(B)	638	395
Altius Minerals Corp.	3,100	25,832
Altus Group, Ltd.	2,618	78,944
Andrew Peller, Ltd., Class A	2,300	24,565
ARC Resources, Ltd. (B)	11,428	54,429
Aritzia, Inc. (A)	1,700	21,544
Asanko Gold, Inc. (A)	6,600	6,127
Athabasca Oil Corp. (A)(B)	42,135	20,354
ATS Automation Tooling Systems, Inc. (A)(B)	3,547	48,486
AutoCanada, Inc. (B)	1,985	11,971
B2Gold Corp. (A)	44,456	144,624
Badger Daylighting, Ltd. (B)	2,322	71,315
Barrick Gold Corp. (London Stock Exchange)	1,396	25,298

118

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Baytex Energy Corp. (A)	35,400	$52,371
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd.	15,733	25,413
Bird Construction, Inc. (B)	4,995	21,415
Black Diamond Group, Ltd. (A)	2,750	3,716
BMTC Group, Inc. (B)	500	3,766
Bombardier, Inc., Class B (A)	11,075	14,963
Bonavista Energy Corp. (B)	13,661	6,290
Bonterra Energy Corp. (B)	2,200	6,842
Boralex, Inc., Class A	4,277	73,056
Calfrac Well Services, Ltd. (A)(B)	6,414	7,601
Canaccord Genuity Group, Inc.	3,431	13,518
Canacol Energy, Ltd. (A)	7,565	25,867
Canadian Western Bank (B)	4,515	113,348
Canfor Corp. (A)	4,300	50,405
Canfor Pulp Products, Inc.	2,715	19,899
CanWel Building Materials Group, Ltd. (B)	3,600	12,527
Capital Power Corp.	6,627	153,464
Capstone Mining Corp. (A)(B)	29,467	13,123
Cardinal Energy, Ltd. (B)	5,530	10,352
Cascades, Inc.	6,623	57,889
Celestica, Inc. (A)	5,019	35,989
Centerra Gold, Inc. (A)	14,877	126,441
CES Energy Solutions Corp. (B)	18,429	28,516
China Gold International Resources Corp., Ltd. (A)	18,050	15,532
Cineplex, Inc. (B)	3,000	54,935
Clearwater Seafoods, Inc. (B)	1,500	6,363
Cogeco Communications, Inc.	731	58,911
Cogeco, Inc.	445	32,057
Colliers International Group, Inc.	1,700	127,675
Computer Modelling Group, Ltd.	4,420	20,384
Continental Gold, Inc. (A)	6,884	19,122
Copper Mountain Mining Corp. (A)	8,800	4,450
Corby Spirit and Wine, Ltd.	700	9,088
Corridor Resources, Inc. (A)	4,930	2,493
Corus Entertainment, Inc., B Shares	11,806	47,140
Crescent Point Energy Corp.	9,519	40,667
Crew Energy, Inc. (A)	11,300	5,800
CRH Medical Corp. (A)(B)	5,500	16,896
Delphi Energy Corp. (A)	20,245	1,375
Denison Mines Corp. (A)(B)	33,028	15,955
Detour Gold Corp. (A)	9,006	132,216
DHX Media, Ltd. (A)(B)	8,200	11,822
DIRTT Environmental Solutions (A)(B)	3,000	13,564
Dorel Industries, Inc., Class B	2,900	19,897
DREAM Unlimited Corp., Class A	4,500	32,472
Dundee Precious Metals, Inc. (A)	14,687	49,443
ECN Capital Corp.	25,400	87,616
E-L Financial Corp., Ltd.	100	56,689
Eldorado Gold Corp. (A)	9,374	72,595
Element Fleet Management Corp.	20,225	161,818
Endeavour Silver Corp. (A)(B)	10,900	24,353
Enerflex, Ltd.	6,400	56,133
Enerplus Corp.	11,735	87,425
Enghouse Systems, Ltd.	2,300	63,366
Ensign Energy Services, Inc.	9,800	22,635
Entertainment One, Ltd.	16,608	115,496
Equitable Group, Inc. (B)	996	78,043
Essential Energy Services, Ltd. (A)	7,268	1,591
Evertz Technologies, Ltd.	1,712	21,490
Exchange Income Corp. (B)	568	17,758
Exco Technologies, Ltd.	1,500	8,322
Extendicare, Inc. (B)	6,230	40,253
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Fiera Capital Corp.	3,035	$23,596
Finning International, Inc.	2,800	49,011
Firm Capital Mortgage Investment Corp.	1,100	11,591
First Majestic Silver Corp. (A)(B)	6,681	60,766
First Mining Gold Corp. (A)	39,000	7,212
First National Financial Corp.	700	20,606
FirstService Corp.	1,300	133,282
Fission Uranium Corp. (A)(B)	19,500	5,299
Fortuna Silver Mines, Inc. (A)(B)	14,267	44,152
Freehold Royalties, Ltd. (B)	7,229	41,033
Gamehost, Inc.	100	653
Genworth MI Canada, Inc. (B)	1,788	70,988
Gibson Energy, Inc.	7,398	127,037
Glacier Media, Inc. (A)	6,100	3,131
GMP Capital, Inc.	3,026	5,710
goeasy, Ltd. (B)	672	30,210
Golden Star Resources, Ltd. (A)	5,011	14,411
Gran Tierra Energy, Inc. (A)	25,166	31,152
Great Canadian Gaming Corp. (A)	3,100	96,731
Guardian Capital Group, Ltd., Class A	600	11,000
Guyana Goldfields, Inc. (A)	11,400	8,088
Hanfeng Evergreen, Inc. (A)(C)	200	0
Heroux-Devtek, Inc. (A)	2,700	35,053
High Liner Foods, Inc.	1,773	14,774
Home Capital Group, Inc. (A)(B)	5,079	98,793
Horizon North Logistics, Inc.	8,109	6,059
Hudbay Minerals, Inc.	18,257	65,870
IAMGOLD Corp. (A)	35,827	122,231
Imperial Metals Corp. (A)	4,600	7,465
Innergex Renewable Energy, Inc.	7,800	90,019
Interfor Corp. (A)	3,520	37,197
International Petroleum Corp. (A)	5,324	18,566
International Tower Hill Mines, Ltd. (A)(B)	2,300	1,215
Intertape Polymer Group, Inc.	2,700	35,155
Ivanhoe Mines, Ltd., Class A (A)	24,771	64,318
Jamieson Wellness, Inc.	1,100	19,321
Just Energy Group, Inc. (B)	11,440	27,114
KAB Distribution, Inc. (A)(C)	7,076	0
K-Bro Linen, Inc.	600	16,462
Kelt Exploration, Ltd. (A)	10,445	27,436
Kinaxis, Inc. (A)	1,068	69,504
Knight Therapeutics, Inc. (A)	5,400	30,284
Labrador Iron Ore Royalty Corp.	3,218	59,825
Largo Resources, Ltd. (A)(B)	7,800	8,655
Lassonde Industries, Inc., Class A	200	27,389
Laurentian Bank of Canada (B)	2,714	92,245
Leon's Furniture, Ltd.	1,883	23,380
Linamar Corp.	2,766	89,921
Lucara Diamond Corp.	25,184	21,100
Lundin Gold, Inc. (A)	2,800	16,168
Magellan Aerospace Corp.	900	10,115
Major Drilling Group International, Inc. (A)	6,800	32,849
Maple Leaf Foods, Inc.	2,840	63,709
Martinrea International, Inc.	5,613	48,383
Medical Facilities Corp. (B)	2,104	12,752
MEG Energy Corp. (A)	13,888	60,800
Morguard Corp.	400	62,347
Morneau Shepell, Inc.	3,098	77,073
Mountain Province Diamonds, Inc. (A)	6,800	6,364
MTY Food Group, Inc.	1,342	64,221
Mullen Group, Ltd.	7,082	46,666
New Gold, Inc. (A)	28,915	29,027
NFI Group, Inc.	2,279	48,372

119

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Norbord, Inc.	2,572	$61,657
North American Construction Group, Ltd.	2,100	24,204
Northland Power, Inc. (B)	4,359	83,636
NuVista Energy, Ltd. (A)	15,505	29,024
Obsidian Energy, Ltd. (A)(B)	6,789	5,637
Osisko Gold Royalties, Ltd.	7,523	69,901
Painted Pony Energy, Ltd. (A)(B)	7,448	3,823
Pan American Silver Corp.	11,185	175,181
Paramount Resources, Ltd., Class A (A)	5,173	25,146
Parex Resources, Inc. (A)	8,316	127,422
Park Lawn Corp.	1,182	23,054
Pason Systems, Inc.	5,636	68,703
Pengrowth Energy Corp. (A)(B)	37,750	7,408
Peyto Exploration & Development Corp. (B)	10,197	25,707
PHX Energy Services Corp. (A)	1,500	3,170
Pinnacle Renewable Energy, Inc.	1,400	11,360
Pizza Pizza Royalty Corp.	1,729	13,403
Polaris Infrastructure, Inc.	1,500	14,968
PolyMet Mining Corp. (A)(B)	11,854	3,803
PrairieSky Royalty, Ltd. (B)	5,827	81,279
Precision Drilling Corp. (A)	21,659	24,849
Premier Gold Mines, Ltd. (A)	4,127	5,825
Premium Brands Holdings Corp.	1,400	98,413
Pretium Resources, Inc. (A)	8,300	95,664
Pulse Seismic, Inc. (A)	2,882	4,677
Quarterhill, Inc. (B)	9,800	12,797
Questerre Energy Corp., Class A (A)(B)	19,444	3,082
Real Matters, Inc. (A)	3,500	29,166
Recipe Unlimited Corp. (B)	1,300	25,699
Reitmans Canada, Ltd., Class A	3,200	5,676
Richelieu Hardware, Ltd.	4,500	86,817
Rocky Mountain Dealerships, Inc.	100	542
Rogers Sugar, Inc.	6,474	26,339
Roxgold, Inc. (A)	19,200	15,217
Russel Metals, Inc.	3,846	61,456
Sabina Gold & Silver Corp. (A)	20,475	26,582
Sandstorm Gold, Ltd. (A)	12,031	68,017
Savaria Corp. (B)	2,300	20,885
Seabridge Gold, Inc. (A)	1,222	15,431
Secure Energy Services, Inc.	5,954	25,167
SEMAFO, Inc. (A)	27,678	88,789
Seven Generations Energy, Ltd., Class A (A)	3,292	20,922
ShawCor, Ltd.	4,173	48,066
Sienna Senior Living, Inc. (B)	3,606	51,851
Sierra Wireless, Inc. (A)	2,600	27,769
Sleep Country Canada Holdings, Inc. (B)(D)	2,813	43,760
Spin Master Corp. (A)(D)	700	21,388
Sprott, Inc. (B)	13,300	31,321
SSR Mining, Inc. (A)	6,762	98,047
Stantec, Inc.	4,578	101,315
Stella-Jones, Inc.	2,400	70,124
STEP Energy Services, Ltd. (A)(B)(D)	2,600	2,846
Storm Resources, Ltd. (A)(B)	2,200	2,192
Stuart Olson, Inc. (B)	1,600	3,345
SunOpta, Inc. (A)	5,608	10,244
Superior Plus Corp.	6,557	59,490
Surge Energy, Inc. (B)	21,600	18,423
Tamarack Valley Energy, Ltd. (A)	11,685	17,904
Taseko Mines, Ltd. (A)	16,100	6,805
Teranga Gold Corp. (A)	6,581	24,241
Tervita Corp. (A)	616	3,487
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
TFI International, Inc.	3,885	$118,938
The Descartes Systems Group, Inc. (A)	3,600	145,321
The Intertain Group, Ltd. (A)	1,200	10,525
The North West Company, Inc.	1,606	34,306
Tidewater Midstream and Infrastructure, Ltd. (B)	6,650	5,672
Timbercreek Financial Corp. (B)	6,000	43,748
TLC Vision Corp. (A)	3,400	0
TMAC Resources, Inc. (A)(B)	2,100	7,038
TORC Oil & Gas, Ltd.	13,180	38,102
Torex Gold Resources, Inc. (A)	5,460	67,670
Total Energy Services, Inc.	3,132	16,194
TransAlta Corp.	24,882	161,892
TransAlta Renewables, Inc. (B)	6,998	71,995
Transcontinental, Inc., Class A	3,683	43,033
TransGlobe Energy Corp.	5,600	7,397
Trevali Mining Corp. (A)(B)	37,134	6,447
Trican Well Service, Ltd. (A)	26,009	19,828
Tricon Capital Group, Inc.	5,668	43,467
Uni-Select, Inc.	3,401	28,341
Valener, Inc.	3,089	60,598
Vecima Networks, Inc.	479	3,218
Wajax Corp.	1,300	15,818
Wesdome Gold Mines, Ltd. (A)	8,000	36,049
Western Forest Products, Inc.	25,850	23,414
Westshore Terminals Investment Corp. (B)	1,589	24,527
Whitecap Resources, Inc.	15,868	55,095
Winpak, Ltd.	1,577	52,243
Yamana Gold, Inc.	62,988	199,683
Yangarra Resources, Ltd. (A)	7,331	8,134
Yellow Pages, Ltd. (A)(B)	200	1,238
Zenith Capital Corp. (A)(C)	1,700	282
		9,587,598
China - 0.1%
FIH Mobile, Ltd. (A)(B)	195,000	23,885
Goodbaby International Holdings, Ltd. (A)(B)	71,000	10,692
Leyou Technologies Holdings, Ltd. (A)(B)	40,000	12,915
Microport Scientific Corp.	17	15
TK Group Holdings, Ltd.	26,000	11,875
Yangzijiang Shipbuilding Holdings, Ltd.	21,800	15,158
		74,540
Colombia - 0.0%
Frontera Energy Corp.	2,200	21,288
Denmark - 1.9%
ALK-Abello A/S (A)	491	100,898
Alm Brand A/S	2,824	22,191
Amagerbanken A/S (A)(C)	25,580	0
Ambu A/S, Class B (B)	6,056	100,166
Bang & Olufsen A/S (A)(B)	2,596	15,158
Bavarian Nordic A/S (A)	1,247	33,506
D/S Norden A/S	2,246	30,604
Dfds A/S (B)	1,797	65,187
FLSmidth & Company A/S	1,871	81,391
H+H International A/S, Class B (A)	1,146	17,154
ISS A/S	5,094	125,941
Jeudan A/S	76	12,535
Jyske Bank A/S (A)(B)	3,920	126,583
Lan & Spar Bank A/S	225	14,717
Matas A/S	2,910	21,452
Nilfisk Holding A/S (A)	903	20,923
NKT A/S (A)	2,134	41,385

120

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
NNIT A/S (B)(D)	479	$5,909
Pandora A/S	3,050	122,399
Per Aarsleff Holding A/S	1,380	44,652
Ringkjoebing Landbobank A/S	1,650	103,509
Rockwool International A/S, A Shares	136	26,287
Rockwool International A/S, B Shares	258	51,587
Royal Unibrew A/S	2,303	189,744
Scandinavian Tobacco Group A/S (D)	2,633	30,800
Schouw & Company A/S	797	55,696
SimCorp A/S	2,671	234,590
Solar A/S, B Shares	410	17,232
Spar Nord Bank A/S	4,967	44,708
Sydbank A/S	3,740	65,941
Tivoli A/S	102	9,944
Topdanmark A/S	2,474	119,425
United International Enterprises	128	23,819
Vestjysk Bank A/S (A)	23,113	11,863
Zealand Pharma A/S (A)	1,273	32,416
		2,020,312
Finland - 2.3%
Adapteo OYJ (A)	1,982	22,692
Aktia Bank OYJ	2,328	21,357
Alma Media OYJ	1,962	14,963
Asiakastieto Group OYJ (D)	860	24,975
Atria OYJ	1,021	8,384
BasWare OYJ (A)	538	12,890
Bittium OYJ	2,708	19,122
Cargotec OYJ, B Shares	2,007	64,567
Caverion OYJ	3,325	20,419
Citycon OYJ	5,523	57,929
Cramo OYJ	1,982	21,202
Ferratum OYJ (B)	459	4,795
Finnair OYJ	4,081	28,526
Fiskars OYJ ABP	3,218	43,537
F-Secure OYJ (A)	7,159	21,760
HKScan OYJ, A Shares (A)	316	565
Huhtamaki OYJ	5,823	231,991
Ilkka-Yhtyma OYJ	1,535	6,102
Kemira OYJ	7,709	113,383
Kesko OYJ, A Shares	690	39,870
Kesko OYJ, B Shares	2,935	185,387
Konecranes OYJ	3,667	117,524
Lassila & Tikanoja OYJ	1,929	28,496
Lehto Group OYJ	1,159	2,731
Metsa Board OYJ	10,846	64,449
Metso OYJ	6,038	225,322
Nokian Renkaat OYJ	5,405	152,348
Olvi OYJ, A Shares	1,172	48,739
Oriola OYJ, B Shares	9,290	21,119
Orion OYJ, Class A	1,226	45,372
Orion OYJ, Class B	5,385	200,661
Outokumpu OYJ	19,116	50,343
Outotec OYJ (A)	6,904	40,448
Pihlajalinna OYJ	1,193	13,528
Ponsse OYJ	543	16,623
QT Group OYJ (A)	770	11,744
Raisio OYJ, V Shares	8,267	29,360
Revenio Group OYJ	643	13,565
Sanoma OYJ	4,094	45,665
Stockmann OYJ ABP, B Shares (A)	2,666	6,665
Tieto OYJ	2,544	65,130
Tikkurila OYJ	2,646	39,051
Tokmanni Group Corp.	3,550	39,470
Uponor OYJ	2,026	21,539
Vaisala OYJ, A Shares	952	26,294
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Valmet OYJ	6,664	$129,277
YIT OYJ	10,171	58,532
		2,478,411
France - 4.3%
Air France-KLM (A)	11,018	115,291
AKWEL	725	13,435
Albioma SA	1,912	49,978
Altamir	752	13,437
Alten SA	1,582	180,609
Altran Technologies SA	13,470	211,482
Assystem SA	1,078	41,744
Aubay	399	14,757
Axway Software SA	531	6,136
Bastide le Confort Medical (B)	256	10,815
Beneteau SA	2,839	29,844
Boiron SA	274	9,713
Bonduelle SCA	1,027	26,204
Burelle SA	15	13,894
Casino Guichard Perrachon SA (B)	2,995	143,010
Cegedim SA (A)	186	5,273
CGG SA (A)	29,813	66,652
Chargeurs SA	2,228	39,039
Cie des Alpes	874	24,381
Cie Plastic Omnium SA	3,159	86,733
Coface SA	7,024	79,776
Derichebourg SA	6,625	23,129
Devoteam SA (B)	277	23,175
Electricite de Strasbourg SA	81	9,440
Elior Group SA (D)	4,760	63,216
Elis SA	6,449	113,980
Eramet	445	22,029
Etablissements Maurel et Prom SA (B)	1,561	4,748
Europcar Mobility Group (B)(D)	5,117	28,378
Eutelsat Communications SA	9,105	169,372
Exel Industries SA, A Shares	89	3,959
Fnac Darty SA (A)	1,390	87,800
Gaztransport Et Technigaz SA	1,087	107,546
GL Events	1,085	27,141
Groupe Crit	163	11,752
Groupe Open	410	5,234
Guerbet	508	25,701
Haulotte Group SA	962	6,219
ID Logistics Group (A)	176	31,021
Imerys SA	1,325	53,220
Ingenico Group SA	3,076	299,805
IPSOS	2,286	65,120
Jacquet Metal Service SA	1,278	21,592
JCDecaux SA (B)	685	18,536
Kaufman & Broad SA	901	35,888
Korian SA	3,163	130,026
Lagardere SCA	3,040	67,235
Latecoere SACA (A)	5,397	22,569
Laurent-Perrier	110	10,721
Lectra	1,346	26,542
LISI	1,205	33,365
LNA Sante SA	511	26,116
Maisons du Monde SA (D)	1,925	30,405
Manitou BF SA	880	17,261
Manutan International	105	7,626
Mersen SA	1,171	36,492
Metropole Television SA	1,324	21,712
Nexans SA	2,031	74,946
Nexity SA	2,361	112,390
Nicox (A)	3,009	16,350
NRJ Group	782	5,623

121

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Onxeo SA (A)(B)	4,617	$3,040
Pierre & Vacances SA (A)	142	2,402
Plastivaloire (B)	383	2,565
Quadient SAS	2,721	56,320
Rallye SA	1,771	14,529
Recylex SA (A)(B)	1,058	5,121
Rexel SA	15,736	168,307
Robertet SA	28	22,384
Rothschild & Company	1,372	39,367
Rubis SCA	5,042	292,851
Savencia SA	372	26,147
Seche Environnement SA	335	13,293
Societe BIC SA (B)	1,252	84,048
Societe pour l'Informatique Industrielle	438	11,803
SOITEC (A)	1,176	116,159
Solocal Group (A)(B)	36,459	29,011
Somfy SA	407	36,816
Sopra Steria Group	705	87,800
SPIE SA	7,967	159,422
Stef SA	202	18,713
Synergie SA	557	16,024
Tarkett SA	1,942	28,717
Technicolor SA (A)	18,529	16,023
Television Francaise 1	3,803	33,382
Thermador Groupe (B)	453	27,210
Trigano SA	463	37,197
Vallourec SA (A)	19,754	52,272
Vetoquinol SA	56	3,587
Vicat SA	1,404	60,886
VIEL & Cie SA	6,040	32,262
Vilmorin & Cie SA	614	31,291
Virbac SA (A)	180	41,189
		4,649,721
Gabon - 0.0%
Total Gabon	20	3,005
Georgia - 0.1%
Bank of Georgia Group PLC	2,491	41,041
Georgia Capital PLC (A)	2,491	31,270
		72,311
Germany - 5.9%
Aareal Bank AG	2,902	88,205
ADLER Real Estate AG (A)	1,638	20,636
ADO Properties SA (D)	1,427	58,794
ADVA Optical Networking SE (A)	5,162	35,895
AIXTRON SE (A)	3,257	33,249
Allgeier SE (B)	498	11,615
Amadeus Fire AG	408	45,129
Atoss Software AG	109	15,032
Aurubis AG	2,018	89,950
Basler AG	162	7,323
Bauer AG	959	15,046
BayWa AG	1,025	28,978
Bechtle AG	1,408	143,301
Bertrandt AG	394	17,748
bet-at-home.com AG	350	17,842
Bijou Brigitte AG	340	15,017
Bilfinger SE	2,311	67,448
Borussia Dortmund GmbH & Company KGaA	3,564	35,852
CANCOM SE	2,262	121,867
CECONOMY AG (A)	8,144	44,045
CENIT AG	446	6,611
CENTROTEC Sustainable AG	291	4,442
Cewe Stiftung & Company KGAA	503	42,252
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
comdirect bank AG	2,610	$33,682
CompuGroup Medical SE	1,368	82,335
CropEnergies AG	1,544	10,596
CTS Eventim AG & Company KGaA	3,354	188,960
Deutsche Beteiligungs AG	854	32,282
Deutsche EuroShop AG	2,527	71,279
Deutsche Pfandbriefbank AG (D)	7,700	93,877
Deutz AG	10,600	61,455
DIC Asset AG	3,005	38,461
DMG Mori AG	714	33,071
Dr. Hoenle AG (B)	420	22,883
Draegerwerk AG & Company KGaA	82	2,890
Duerr AG (B)	3,200	83,044
Eckert & Ziegler Strahlen- und Medizintechnik AG	402	68,194
Elmos Semiconductor AG	1,271	33,683
ElringKlinger AG (A)(B)	2,576	17,847
Evotec SE (A)	4,831	107,453
Fielmann AG	1,241	91,357
First Sensor AG	676	23,622
Freenet AG	6,277	129,176
FUCHS PETROLUB SE (B)	1,085	39,407
GEA Group AG	6,434	173,576
Gerresheimer AG	1,930	138,381
Gesco AG	885	19,485
GFT Technologies SE	961	7,145
H&R GmbH & Company KGaA (A)	1,324	8,786
Hamburger Hafen und Logistik AG	1,330	33,123
Heidelberger Druckmaschinen AG (A)(B)	18,003	22,175
Hella GmbH & Company KGaA	2,112	94,407
Hornbach Baumarkt AG	921	17,762
HUGO BOSS AG	3,312	177,321
Indus Holding AG	975	39,848
Isra Vision AG	561	23,541
Jenoptik AG	3,695	91,547
K+S AG	10,944	151,617
Kloeckner & Company SE	5,538	33,581
Koenig & Bauer AG	912	35,637
Krones AG	775	46,817
KWS Saat SE & Company KGaA	381	25,040
LANXESS AG	4,224	257,984
Leifheit AG	437	10,166
Leoni AG (A)(B)	2,398	30,256
LPKF Laser & Electronics AG (A)	1,100	15,223
Manz AG (A)(B)	233	4,526
Medigene AG (A)(B)	760	5,058
METRO AG	3,100	48,907
MLP SE	5,864	30,422
Nemetschek SE	3,018	153,780
New Work SE	163	44,430
Nexus AG	866	29,763
Nordex SE (A)	4,553	49,551
Norma Group SE	1,379	47,822
OHB SE	399	14,303
OSRAM Licht AG (B)	4,525	199,055
Paragon GmbH & Company KGaA	209	2,864
PATRIZIA AG	3,146	58,461
Pfeiffer Vacuum Technology AG	311	42,246
PNE AG	4,544	18,467
ProSiebenSat.1 Media SE (B)	8,224	113,289
PSI Software AG	815	16,634
QSC AG	6,549	8,919
Rheinmetall AG	2,634	333,183
RHOEN-KLINIKUM AG	2,065	46,242
RIB Software SE	2,883	66,737

122

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Rocket Internet SE (A)(D)	4,038	$104,286
SAF-Holland SA	4,007	28,318
Salzgitter AG	1,978	33,223
Scout24 AG (D)	3,068	174,716
SGL Carbon SE (A)(B)	1,013	4,806
Siltronic AG	776	59,067
Sixt SE	694	66,473
SMA Solar Technology AG (A)	916	25,986
Software AG	2,120	58,204
STRATEC SE	407	31,855
Stroeer SE & Company KGaA	2,113	160,883
Suedzucker AG	3,535	54,372
SUESS MicroTec SE (A)	2,259	20,409
Surteco Group SE	496	11,027
TAG Immobilien AG (A)	6,907	157,622
Takkt AG	2,476	32,811
Technotrans SE	530	12,765
Tele Columbus AG (A)(D)	1,029	1,976
TLG Immobilien AG	4,368	118,771
Traffic Systems SE	106	2,517
VERBIO Vereinigte BioEnergie AG	1,482	13,661
Vossloh AG	859	35,399
Wacker Chemie AG (B)	759	49,879
Wacker Neuson SE	2,553	44,492
Washtec AG	611	31,456
Wuestenrot & Wuerttembergische AG	1,566	30,728
		6,385,610
Gibraltar - 0.0%
888 Holdings PLC	12,231	23,161
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	3,303	66
TT Hellenic Postbank SA (A)(C)	12,594	0
		66
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)	5,635	2,998
Hong Kong - 2.4%
Agritrade Resources, Ltd.	130,000	15,253
Allied Group, Ltd.	6,000	30,620
Allied Properties HK, Ltd.	160,000	33,481
APAC Resources, Ltd.	15,396	2,220
APT Satellite Holdings, Ltd.	32,250	13,036
Asia Financial Holdings, Ltd.	14,000	7,506
Associated International Hotels, Ltd.	28,000	77,517
BOE Varitronix, Ltd.	18,000	4,851
Bright Smart Securities & Commodities Group, Ltd. (B)	26,000	4,315
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	12,875
Brockman Mining, Ltd. (A)	740,840	14,223
Burwill Holdings, Ltd. (A)(C)	292,000	2,645
Cafe de Coral Holdings, Ltd.	18,000	48,201
Camsing International Holding, Ltd. (C)	16,000	2,368
Chen Hsong Holdings	10,000	3,508
Cheuk Nang Holdings, Ltd.	3,332	1,620
China Energy Development Holdings, Ltd. (A)	634,000	14,373
China Medical & HealthCare Group, Ltd. (A)	200,000	3,882
China Shandong Hi-Speed Financial Group, Ltd. (A)(B)	438,000	13,963
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Strategic Holdings, Ltd. (A)(B)	885,000	$4,176
Chinese Estates Holdings, Ltd.	22,000	15,689
Chong Hing Bank, Ltd.	10,000	16,951
Chow Sang Sang Holdings International, Ltd.	22,000	23,631
Chuang's Consortium International, Ltd.	30,948	6,396
CITIC Telecom International Holdings, Ltd.	59,000	21,443
CK Life Sciences International Holdings, Inc.	282,000	12,793
CP Lotus Corp. (A)	220,000	2,946
CSI Properties, Ltd.	245,066	8,130
CST Group, Ltd. (A)	2,210,240	7,053
Dah Sing Banking Group, Ltd.	18,000	24,213
Dah Sing Financial Holdings, Ltd.	6,520	24,140
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor Capital Group, Ltd.	192,000	5,868
Emperor Entertainment Hotel, Ltd.	40,000	7,797
Emperor International Holdings, Ltd.	97,333	21,482
Esprit Holdings, Ltd. (A)(B)	117,900	22,405
Fairwood Holdings, Ltd.	3,500	9,895
Far East Consortium International, Ltd.	79,809	33,786
First Pacific Company, Ltd.	146,000	55,893
Freeman FinTech Corp., Ltd. (A)	32,000	665
Get Nice Holdings, Ltd.	591,000	18,171
Giordano International, Ltd.	82,000	23,848
Global Brands Group Holding, Ltd.	30,400	2,437
Gold-Finance Holdings, Ltd. (A)(C)	62,000	570
Great Eagle Holdings, Ltd.	10,000	34,217
G-Resources Group, Ltd. (A)	2,014,800	13,607
Guotai Junan International Holdings, Ltd.	207,000	35,137
Haitong International Securities Group, Ltd.	114,070	32,332
Hang Fung Gold Technology, Ltd. (A)(C)	90,000	0
Hang Lung Group, Ltd.	8,000	19,935
Hanison Construction Holdings, Ltd.	27,441	3,923
Harbour Centre Development, Ltd.	38,000	62,665
HKBN, Ltd.	36,000	66,344
HKR International, Ltd.	51,920	20,596
Hong Kong Ferry Holdings Company, Ltd. (B)	29,000	26,263
Hong Kong Television Network, Ltd. (A)(B)	23,000	8,419
Hongkong Chinese, Ltd.	66,000	7,653
Hsin Chong Group Holdings, Ltd. (A)(B)(C)	170,000	7,592
Hutchison Port Holdings Trust	161,400	25,215
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	13,475
Hysan Development Company, Ltd.	9,000	36,294
IT, Ltd.	44,601	12,426
Johnson Electric Holdings, Ltd.	20,500	36,736
Kerry Logistics Network, Ltd.	24,000	38,385
Kingston Financial Group, Ltd.	38,000	5,525
Kowloon Development Company, Ltd.	22,000	26,221
Lai Sun Development Company, Ltd.	15,320	17,832
Landing International Development, Ltd. (A)	75,600	9,930
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	22,500	6,233
Li & Fung, Ltd.	322,000	36,608
Lifestyle International Holdings, Ltd.	25,000	26,049
Lippo China Resources, Ltd.	36,000	845
Liu Chong Hing Investment, Ltd.	16,000	21,199
Luk Fook Holdings International, Ltd.	15,000	37,684

123

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Man Wah Holdings, Ltd. (B)	50,800	$31,647
Mandarin Oriental International, Ltd.	8,000	12,483
Mason Group Holdings, Ltd.	1,548,800	21,935
Melco International Development, Ltd.	33,000	78,396
Midland Holdings, Ltd. (A)	34,734	4,350
Miramar Hotel & Investment	15,000	28,053
Nameson Holdings, Ltd.	62,000	3,360
NewOcean Energy Holdings, Ltd. (A)	66,000	12,459
NOVA Group Holdings, Ltd.	60,000	15,881
OP Financial, Ltd.	32,000	6,408
Oshidori International Holdings, Ltd. (B)	204,000	23,178
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
Pacific Basin Shipping, Ltd.	294,000	59,996
Pacific Textiles Holdings, Ltd.	42,000	28,232
Paliburg Holdings, Ltd.	46,000	15,121
Paradise Entertainment, Ltd.	52,000	5,852
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Perfect Shape Medical, Ltd.	32,000	10,980
Pico Far East Holdings, Ltd.	60,000	18,976
Playmates Holdings, Ltd.	78,000	10,153
Playmates Toys, Ltd. (A)	8,000	505
Polytec Asset Holdings, Ltd.	152,200	18,252
Public Financial Holdings, Ltd.	24,000	9,154
PYI Corp., Ltd. (A)	372,000	4,319
Regal Hotels International Holdings, Ltd.	36,000	19,014
Regina Miracle International Holdings, Ltd. (D)	17,000	11,834
Sa Sa International Holdings, Ltd.	61,568	13,670
SEA Holdings, Ltd.	19,268	19,664
Shangri-La Asia, Ltd. (B)	16,000	16,308
Shenwan Hongyuan HK, Ltd.	20,000	2,987
Shun Tak Holdings, Ltd.	80,250	31,907
Singamas Container Holdings, Ltd.	114,000	13,658
SITC International Holdings Company, Ltd.	64,000	65,933
Sitoy Group Holdings, Ltd.	14,000	2,217
SmarTone Telecommunications Holdings, Ltd.	31,500	27,380
SOCAM Development, Ltd. (A)	3,892	975
South China Holdings Company, Ltd. (A)	640,000	16,164
Stella International Holdings, Ltd.	20,000	31,142
Summit Ascent Holdings, Ltd. (A)	90,000	14,359
Sun Hung Kai & Company, Ltd.	45,000	19,472
SUNeVision Holdings, Ltd.	18,000	13,450
TAI Cheung Holdings, Ltd.	33,000	26,482
Tao Heung Holdings, Ltd.	14,000	2,371
Television Broadcasts, Ltd.	19,100	31,156
Texwinca Holdings, Ltd.	60,000	13,771
The Cross-Harbour Holdings, Ltd.	19,716	29,097
The Hongkong & Shanghai Hotels, Ltd. (B)	31,500	30,624
The United Laboratories International Holdings, Ltd.	42,000	22,047
TOM Group, Ltd. (A)	96,000	17,774
Town Health International Medical Group, Ltd. (B)(C)	261,361	12,080
Tradelink Electronic Commerce, Ltd.	50,000	7,323
Transport International Holdings, Ltd.	11,200	28,185
Trinity, Ltd. (A)	74,000	2,309
Upbest Group, Ltd.	164,000	20,312
Victory City International Holdings, Ltd. (A)	11,306	569
VSTECS Holdings, Ltd. (B)	45,200	23,386
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
VTech Holdings, Ltd.	6,900	$60,220
Wai Kee Holdings, Ltd.	24,000	13,719
We Solutions, Ltd. (A)(B)	56,000	3,389
Wing On Company International, Ltd.	4,000	11,492
Wing Tai Properties, Ltd.	70,000	42,960
Xinyi Glass Holdings, Ltd.	42,000	46,263
YT Realty Group, Ltd. (B)	9,152	2,651
		2,554,179
Ireland - 0.4%
C&C Group PLC	13,557	61,337
Cairn Homes PLC	9,684	11,883
FBD Holdings PLC	778	7,717
Glanbia PLC	5,573	69,232
Grafton Group PLC	14,783	138,059
Greencore Group PLC	23,830	66,061
Hostelworld Group PLC (D)	3,022	4,228
Irish Continental Group PLC	3,120	14,214
UDG Healthcare PLC	8,747	80,665
		453,396
Isle of Man - 0.1%
Hansard Global PLC	6,816	3,736
Playtech PLC	12,183	63,834
Strix Group PLC	6,042	12,631
		80,201
Israel - 1.2%
ADO Group, Ltd. (A)	940	25,778
AFI Properties, Ltd. (A)	558	19,473
Airport City, Ltd. (A)	2,583	50,322
Allot, Ltd. (A)	2,103	17,046
Alony Hetz Properties & Investments, Ltd.	983	14,424
Alrov Properties and Lodgings, Ltd.	399	16,936
Ashtrom Group, Ltd.	1,149	11,753
Ashtrom Properties, Ltd.	2,078	13,293
AudioCodes, Ltd.	1,955	39,760
Bayside Land Corp.	50	31,952
Bet Shemesh Engines Holdings 1997, Ltd.	358	13,056
Big Shopping Centers, Ltd.	381	34,754
Blue Square Real Estate, Ltd.	215	10,239
Cellcom Israel, Ltd. (A)	1,966	5,522
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	825	2,294
Clal Biotechnology Industries, Ltd. (A)	3,950	1,963
Clal Insurance Enterprises Holdings, Ltd. (A)	1,967	29,767
Compugen, Ltd. (A)	1,251	5,217
Delek Automotive Systems, Ltd.	1,858	7,469
Delta Galil Industries, Ltd.	618	15,402
Direct Insurance Financial Investments, Ltd.	919	10,812
El Al Israel Airlines (A)	24,289	7,087
Electra, Ltd.	139	44,124
Energix-Renewable Energies, Ltd. (A)	4,212	10,148
Equital, Ltd. (A)	992	29,991
First International Bank of Israel, Ltd.	787	20,955
Formula Systems 1985, Ltd.	549	34,872
Fox Wizel, Ltd.	488	17,362
Gilat Satellite Networks, Ltd.	1,452	12,342
Hadera Paper, Ltd.	244	11,300
Harel Insurance Investments & Financial Services, Ltd.	7,935	69,261
Hilan, Ltd.	1,033	42,110
IDI Insurance Company, Ltd.	440	16,947

124

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Industrial Buildings Corp., Ltd. (A)	8,157	$18,821
Inrom Construction Industries, Ltd.	2,183	8,687
Intercure, Ltd. (A)	3,504	5,286
Israel Discount Bank, Ltd., Class A	1	4
Kamada, Ltd. (A)	1,616	8,301
Magic Software Enterprises, Ltd.	1,349	12,199
Matrix IT, Ltd.	2,095	35,606
Maytronics, Ltd.	1,808	15,389
Mediterranean Towers, Ltd.	4,044	10,710
Mega Or Holdings, Ltd.	757	16,247
Mehadrin, Ltd. (A)	15	608
Menora Mivtachim Holdings, Ltd.	1,766	26,709
Migdal Insurance & Financial Holding, Ltd.	27,734	29,569
Mivtach Shamir Holdings, Ltd.	397	7,689
Naphtha Israel Petroleum Corp., Ltd.	2,030	11,319
Nova Measuring Instruments, Ltd. (A)	1,872	60,355
Oil Refineries, Ltd. (A)	102,102	53,961
Partner Communications Company, Ltd. (A)	6,688	32,564
Paz Oil Company, Ltd.	525	76,953
Plus500, Ltd.	1,136	10,676
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	25,445
Redhill Biopharma, Ltd. (A)	22,470	16,372
Scope Metals Group, Ltd.	377	8,798
Shapir Engineering and Industry, Ltd.	7,076	35,555
Shikun & Binui, Ltd.	10,724	40,888
Summit Real Estate Holdings, Ltd.	2,363	28,007
The Phoenix Holdings, Ltd.	2,821	17,927
		1,308,376
Italy - 4.1%
A2A SpA	88,577	162,554
ACEA SpA	4,062	81,097
Amplifon SpA	5,240	128,557
Anima Holding SpA (D)	9,128	34,767
Aquafil SpA (B)	969	7,456
Arnoldo Mondadori Editore SpA (A)	12,613	22,217
Ascopiave SpA	7,647	32,291
Autogrill SpA	6,245	60,479
Avio SpA	877	11,374
Azimut Holding SpA	7,499	140,731
Banca Farmafactoring SpA (D)	8,151	42,478
Banca Generali SpA	3,249	100,202
Banca IFIS SpA	1,607	26,786
Banca Popolare di Sondrio SCPA	28,436	52,047
Banca Profilo SpA	24,032	4,346
Banco BPM SpA (A)(B)	97,273	198,493
BF SpA (A)(B)	1,608	5,294
Biesse SpA	835	9,663
BPER Banca (B)	26,394	101,978
Brunello Cucinelli SpA	1,411	43,949
Buzzi Unicem SpA	4,611	105,737
Cairo Communication SpA	4,712	12,066
Cementir Holding SpA	4,165	27,913
Cerved Group SpA	12,425	108,358
CIR-Compagnie Industriali Riunite SpA	30,338	30,751
Credito Emiliano SpA	6,238	33,622
Credito Valtellinese SpA (A)	504,336	34,355
Danieli & C Officine Meccaniche SpA	788	13,930
Datalogic SpA	984	14,126
De' Longhi SpA	2,476	46,686
DeA Capital SpA (A)	4,665	6,872
DiaSorin SpA	357	41,519
doValue SpA (D)	812	9,011
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
El.En. SpA	617	$16,099
Enav SpA (D)	13,939	78,666
ERG SpA	2,242	45,208
Esprinet SpA	3,554	14,295
Eurotech SpA (A)(B)	1,562	12,288
Falck Renewables SpA	9,073	38,396
Fincantieri SpA (B)	18,635	19,783
FinecoBank Banca Fineco SpA (B)	1,735	18,356
Freni Brembo SpA (B)	9,683	94,403
GEDI Gruppo Editoriale SpA (A)	18,304	4,957
Geox SpA	8,390	11,723
Gruppo MutuiOnline SpA	2,096	37,679
Hera SpA	55,199	226,520
IMA Industria Macchine Automatiche SpA	816	57,103
IMMSI SpA (A)	6,756	4,404
Infrastrutture Wireless Italiane SpA (D)	3,185	33,048
Interpump Group SpA	4,044	127,810
Iren SpA	30,720	89,591
Italgas SpA	28,535	184,142
Italmobiliare SpA	1,654	37,841
Juventus Football Club SpA (A)(B)	23,150	33,841
La Doria SpA (B)	1,205	11,831
Leonardo SpA	3,450	40,555
Maire Tecnimont SpA (B)	10,323	25,959
MARR SpA	1,645	36,023
Mediaset SpA (A)(B)	18,917	55,707
OVS SpA (A)(B)(D)	9,134	16,955
Piaggio & C SpA	11,658	34,486
Prima Industrie SpA (B)	178	2,344
Prysmian SpA	4,674	100,363
RAI Way SpA (D)	5,678	32,985
Reno de Medici SpA (B)	15,969	12,160
Reply SpA	832	48,844
Retelit SpA (B)	7,126	11,654
SAES Getters SpA (B)	213	5,387
Safilo Group SpA (A)	2,378	2,447
Saipem SpA (A)(B)	41,655	188,264
Salini Impregilo SpA (A)(B)	14,544	31,737
Salvatore Ferragamo SpA	2,944	54,395
Saras SpA	28,012	47,909
Sesa SpA	320	13,984
Societa Cattolica di Assicurazioni SC	11,261	95,797
Societa Iniziative Autostradali e Servizi SpA	2,805	48,914
Sogefi SpA (A)	3,551	4,800
SOL SpA	2,802	32,555
Tamburi Investment Partners SpA	5,435	36,753
Technogym SpA (D)	3,895	43,296
Tinexta SpA	1,069	13,948
Tod's SpA	590	29,003
Unieuro SpA (D)	707	9,037
Unione di Banche Italiane SpA (B)	63,162	177,221
Unipol Gruppo SpA	23,441	124,818
UnipolSai Assicurazioni SpA	18,184	48,354
Zignago Vetro SpA	1,669	18,554
		4,394,897
Japan - 23.5%
Access Company, Ltd.	2,300	16,581
Achilles Corp.	1,000	15,662
Adastria Company, Ltd.	920	20,737
ADEKA Corp.	4,700	58,638
Advan Company, Ltd.	1,000	10,704
Aeon Delight Company, Ltd.	800	25,149
Aeon Fantasy Company, Ltd.	400	11,011

125

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aeria, Inc. (A)	700	$8,482
Ai Holdings Corp.	1,900	32,578
Aica Kogyo Company, Ltd.	400	11,846
Aichi Corp.	3,200	20,512
Aichi Steel Corp.	700	19,966
Aida Engineering, Ltd.	4,500	36,623
Aiful Corp. (A)	15,500	36,293
Ain Holdings, Inc.	300	17,491
Aiphone Company, Ltd.	1,300	19,179
Airport Facilities Company, Ltd.	1,200	5,901
Aisan Industry Company, Ltd.	2,500	21,338
Aizawa Securities Company, Ltd.	2,400	15,030
Akatsuki, Inc.	400	24,795
Akebono Brake Industry Company, Ltd. (A)	9,400	17,536
Albis Company, Ltd.	500	10,847
Alconix Corp.	1,600	18,723
Alpen Company, Ltd.	1,100	17,363
Alpha Systems, Inc.	840	21,128
Altech Corp.	1,100	15,647
Amano Corp.	1,300	39,756
Anest Iwata Corp.	1,800	15,919
AOI TYO Holdings, Inc.	1,200	6,962
AOKI Holdings, Inc.	3,100	29,897
Aoyama Trading Company, Ltd.	2,500	43,633
Arakawa Chemical Industries, Ltd.	1,400	19,115
Arata Corp.	700	25,794
Arcland Sakamoto Company, Ltd.	2,400	28,002
Arcland Service Holdings Company, Ltd.	1,000	17,985
Arcs Company, Ltd.	2,625	55,195
Arealink Company, Ltd.	500	5,347
Argo Graphics, Inc.	1,000	24,134
Arisawa Manufacturing Company, Ltd. (B)	2,900	27,434
Arrk Corp. (A)	4,200	3,669
As One Corp.	400	33,202
Asahi Company, Ltd.	800	8,816
Asahi Diamond Industrial Company, Ltd.	3,900	22,378
Asahi Holdings, Inc.	1,800	37,156
ASAHI YUKIZAI Corp.	1,200	14,449
Asanuma Corp.	700	24,921
Asia Pile Holdings Corp.	3,300	15,812
ASKA Pharmaceutical Company, Ltd.	1,600	16,105
ASKUL Corp.	1,000	27,073
Ateam, Inc. (B)	800	8,376
Atom Corp. (B)	5,000	45,127
Atrae, Inc. (A)	700	20,820
Atsugi Company, Ltd.	1,200	9,282
Autobacs Seven Company, Ltd.	3,000	49,198
Avex, Inc.	2,500	29,389
Axell Corp. (A)	100	560
Axial Retailing, Inc.	800	29,157
Bando Chemical Industries, Ltd.	2,500	19,171
Bank of the Ryukyus, Ltd.	3,000	31,063
BayCurrent Consulting, Inc.	900	39,846
Belc Company, Ltd.	500	24,494
Bell System24 Holdings, Inc.	2,400	36,859
Belluna Company, Ltd.	5,000	31,844
BML, Inc.	1,000	26,991
Bourbon Corp.	500	7,847
Broadleaf Company, Ltd.	4,600	24,889
BRONCO BILLY Company, Ltd. (B)	600	12,900
Bunka Shutter Company, Ltd.	5,000	42,907
C Uyemura & Company, Ltd.	400	21,149
CAC Holdings Corp.	1,500	18,086
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Can Do Company, Ltd.	900	$13,536
Canon Electronics, Inc.	1,700	28,946
Carlit Holdings Company, Ltd.	2,100	11,112
Cawachi, Ltd.	900	17,392
Central Automotive Products, Ltd. (B)	1,200	22,684
Central Glass Company, Ltd.	2,800	59,103
Central Security Patrols Company, Ltd. (B)	300	15,346
Central Sports Company, Ltd.	600	17,531
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	18,384
Chino Corp.	400	5,080
Chiyoda Company, Ltd.	800	12,566
Chiyoda Integre Company, Ltd.	800	15,869
Chofu Seisakusho Company, Ltd.	1,700	37,837
Chori Company, Ltd.	1,200	18,976
Chubu Shiryo Company, Ltd.	2,000	21,721
Chudenko Corp.	1,900	41,242
Chuetsu Pulp & Paper Company, Ltd.	500	6,932
Chugai Ro Company, Ltd.	500	6,923
Chugoku Marine Paints, Ltd.	4,000	32,885
CI Takiron Corp.	3,000	17,475
Citizen Watch Company, Ltd.	16,000	78,496
CKD Corp.	3,300	39,679
Cleanup Corp.	2,100	10,518
CMIC Holdings Company, Ltd.	1,200	19,120
CMK Corp.	3,700	19,922
cocokara fine, Inc.	1,140	61,588
COLOPL, Inc.	3,000	49,600
Colowide Company, Ltd.	2,700	50,066
Computer Engineering & Consulting, Ltd.	1,800	33,867
Comture Corp.	1,000	18,938
CONEXIO Corp.	1,300	16,390
Corona Corp.	300	2,945
Cosel Company, Ltd. (B)	1,200	11,434
Cosmo Energy Holdings Company, Ltd.	1,400	28,991
Cota Company, Ltd.	400	4,651
Create Restaurants Holdings, Inc.	2,500	40,831
Create SD Holdings Company, Ltd.	900	21,066
CTS Company, Ltd.	1,900	12,635
Cybozu, Inc.	900	8,472
Dai Nippon Toryo Company, Ltd.	1,200	11,794
Daibiru Corp.	3,400	34,943
Dai-Dan Company, Ltd.	1,000	20,134
Daido Metal Company, Ltd.	1,900	11,264
Daido Steel Company, Ltd.	800	31,600
Daidoh, Ltd.	2,000	5,116
Daihen Corp.	1,400	42,589
Daiho Corp.	1,200	31,809
Daiichi Jitsugyo Company, Ltd.	400	11,530
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	13,283
Dai-ichi Seiko Company, Ltd. (B)	500	12,215
Daiken Corp.	1,000	17,417
Daiken Medical Company, Ltd.	400	1,907
Daiki Aluminium Industry Company, Ltd.	3,000	19,773
Daikoku Denki Company, Ltd.	800	11,499
Daikokutenbussan Company, Ltd.	300	9,479
Daikyonishikawa Corp.	1,900	14,031
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	1,000	29,550
Daio Paper Corp.	3,600	45,974
Daiseki Company, Ltd.	1,800	46,306

126

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daishi Hokuetsu Financial Group, Inc.	2,700	$68,361
Daito Pharmaceutical Company, Ltd.	700	19,627
Daiwa Industries, Ltd.	2,000	20,565
Daiwabo Holdings Company, Ltd.	800	33,346
DCM Holdings Company, Ltd. (B)	6,500	63,853
Denki Kogyo Company, Ltd.	1,000	28,389
Densan System Company, Ltd.	700	18,802
Denyo Company, Ltd.	900	14,704
Descente, Ltd.	2,300	30,553
Dexerials Corp.	3,500	26,046
Digital Arts, Inc.	400	26,533
Digital Hearts Holdings Company, Ltd.	900	7,745
Dip Corp. (B)	1,900	46,342
DKS Company, Ltd.	400	10,609
DMG Mori Company, Ltd.	2,900	41,448
Doshisha Company, Ltd.	1,700	26,903
Doutor Nichires Holdings Company, Ltd.	2,300	45,695
Dowa Holdings Company, Ltd.	1,000	34,339
DTS Corp.	1,800	37,633
Duskin Company, Ltd.	2,100	54,306
DyDo Group Holdings, Inc.	700	28,605
Eagle Industry Company, Ltd.	2,200	20,196
Earth Corp.	500	25,711
EDION Corp.	5,000	48,331
eGuarantee, Inc.	2,400	33,222
E-Guardian, Inc.	900	13,769
Eiken Chemical Company, Ltd.	1,800	27,274
Eizo Corp.	800	28,045
Elan Corp.	1,400	23,014
Elecom Company, Ltd.	800	31,447
Elematec Corp.	1,400	12,915
EM Systems Company, Ltd.	1,000	18,823
Enigmo, Inc. (A)	2,400	21,664
en-japan, Inc.	1,100	42,493
Enplas Corp.	1,100	35,781
EPS Holdings, Inc.	1,800	21,445
eRex Company, Ltd.	1,900	22,498
ES-Con Japan, Ltd.	3,800	29,041
ESPEC Corp.	1,600	27,989
Exedy Corp.	1,900	37,254
F@N Communications, Inc.	2,000	10,004
FCC Company, Ltd.	2,200	42,509
Feed One Company, Ltd.	15,040	22,609
Ferrotec Holdings Corp.	2,600	20,461
FIDEA Holdings Company, Ltd.	21,400	23,052
Fields Corp.	1,500	7,007
Financial Products Group Company, Ltd.	1,600	16,034
Fixstars Corp. (B)	2,000	26,825
Foster Electric Company, Ltd.	2,100	35,740
France Bed Holdings Company, Ltd.	2,200	20,623
Fronteo, Inc. (B)	2,600	7,702
Fudo Tetra Corp.	1,080	12,147
Fuji Company, Ltd.	1,400	24,397
Fuji Corp.(Aichi)	2,900	43,423
Fuji Corp., Ltd.	1,300	8,337
Fuji Oil Company, Ltd.	4,400	10,135
Fuji Pharma Company, Ltd.	1,400	17,132
Fuji Seal International, Inc.	1,200	30,426
Fujibo Holdings, Inc.	700	19,529
Fujicco Company, Ltd.	1,500	27,123
Fujikura Kasei Company, Ltd.	2,000	9,662
Fujikura, Ltd.	15,600	60,078
Fujimori Kogyo Company, Ltd.	1,100	32,731
Fujisash Company, Ltd.	4,900	3,728
Fujita Kanko, Inc.	300	7,788
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fujitec Company, Ltd.	4,000	$51,910
Fujitsu Frontech, Ltd.	600	5,244
Fujitsu General, Ltd.	3,000	50,190
Fujiya Company, Ltd.	500	9,409
Fukuda Corp.	200	7,748
Fukushima Industries Corp.	500	14,572
Fukuyama Transporting Company, Ltd.	800	28,238
FULLCAST Holdings Company, Ltd.	1,000	20,376
Funai Electric Company, Ltd. (A)	700	3,877
Funai Soken Holdings, Inc.	1,800	41,116
Furukawa Company, Ltd.	1,900	25,698
Furukawa Electric Company, Ltd.	500	12,151
Furuno Electric Company, Ltd.	2,400	21,042
Fuso Chemical Company, Ltd.	1,000	22,314
Fuso Pharmaceutical Industries, Ltd.	500	9,096
Futaba Corp.	1,600	19,652
Futaba Industrial Company, Ltd.	3,400	23,733
Future Corp.	1,200	20,971
Fuyo General Lease Company, Ltd.	900	54,269
Gakken Holdings Company, Ltd.	400	19,848
GCA Corp.	1,900	13,669
Gecoss Corp.	400	3,174
Genki Sushi Company, Ltd.	500	12,586
Genky DrugStores Company, Ltd.	700	14,310
Geo Holdings Corp.	2,700	32,138
Giken, Ltd.	1,200	38,168
GLOBERIDE, Inc.	1,000	25,915
Glory, Ltd.	1,600	44,970
GMO internet, Inc.	1,800	31,189
Godo Steel, Ltd.	1,000	19,680
Goldcrest Company, Ltd.	990	19,456
Gree, Inc.	6,100	27,828
GS Yuasa Corp.	3,000	52,105
G-Tekt Corp.	1,200	18,734
Gun-Ei Chemical Industry Company, Ltd.	400	8,904
Gunosy, Inc. (A)	900	11,696
Gunze, Ltd.	800	33,520
Gurunavi, Inc.	1,400	9,566
H2O Retailing Corp.	4,900	53,823
Hagihara Industries, Inc.	800	10,890
Hagiwara Electric Holdings Company, Ltd.	500	12,440
Hakuto Company, Ltd.	1,300	14,149
Halows Company, Ltd.	600	12,988
Hamakyorex Company, Ltd.	1,000	32,295
Hanwa Company, Ltd.	2,400	65,894
Happinet Corp.	1,000	11,762
Hazama Ando Corp.	10,090	75,309
Heiwa Corp.	600	12,376
Heiwa Real Estate Company, Ltd.	1,500	33,680
Heiwado Company, Ltd.	2,000	37,660
Hibiya Engineering, Ltd.	1,500	26,091
Hiday Hidaka Corp.	1,432	27,747
HI-LEX Corp.	600	9,328
Hinokiya Group Company, Ltd.	300	5,348
Hioki EE Corp.	500	16,966
Hiramatsu, Inc.	300	944
Hirano Tecseed Company, Ltd. (B)	1,100	13,185
Hirata Corp.	400	26,222
Hiroshima Gas Company, Ltd.	4,900	15,314
HIS Company, Ltd.	500	12,441
Hisaka Works, Ltd.	2,000	16,066
Hitachi Zosen Corp.	11,700	38,184
Hochiki Corp.	600	8,237

127

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hodogaya Chemical Company, Ltd.	700	$21,729
Hogy Medical Company, Ltd.	800	22,985
Hokkaido Electric Power Company, Inc.	11,100	58,498
Hokkaido Gas Company, Ltd.	600	8,378
Hokkan Holdings, Ltd.	1,000	14,128
Hokuetsu Corp.	7,900	39,697
Hokuetsu Industries Company, Ltd.	2,000	23,103
Hokuhoku Financial Group, Inc.	5,900	57,358
Hokuriku Electric Power Company (A)	9,400	63,322
Hokuto Corp.	1,600	29,406
H-One Company, Ltd.	1,000	5,897
Honeys Holdings Company, Ltd.	1,350	18,261
Hoosiers Holdings	5,000	29,530
Hosiden Corp.	4,400	45,315
IBJ Leasing Company, Ltd.	1,900	51,691
Ichibanya Company, Ltd.	300	14,132
Ichigo, Inc.	12,000	48,480
Ichikoh Industries, Ltd.	2,300	17,265
Ichinen Holdings Company, Ltd.	1,900	19,187
Ichiyoshi Securities Company, Ltd.	2,800	17,691
Icom, Inc.	500	10,284
Idec Corp.	1,600	29,246
IDOM, Inc.	3,900	17,178
Iino Kaiun Kaisha, Ltd.	7,300	23,362
IJTT Company, Ltd.	1,200	5,515
Ikegami Tsushinki Company, Ltd.	400	3,961
Imasen Electric Industrial	1,700	13,862
Imuraya Group Company, Ltd.	300	5,734
Inaba Denki Sangyo Company, Ltd.	1,600	70,258
Inaba Seisakusho Company, Ltd.	200	2,655
Inabata & Company, Ltd.	3,000	37,062
Infocom Corp.	1,000	23,464
Infomart Corp.	1,900	29,743
Information Services International-Dentsu, Ltd.	400	12,527
Intage Holdings, Inc.	3,100	26,928
Internet Initiative Japan, Inc.	1,300	29,621
Inui Global Logistics Company, Ltd. (B)	875	9,742
Iriso Electronics Company, Ltd.	1,000	48,312
Iseki & Company, Ltd.	1,200	16,372
Ishihara Sangyo Kaisha, Ltd.	2,100	19,106
Istyle, Inc. (A)(B)	2,200	15,269
Itfor, Inc.	1,000	7,634
Itochu Enex Company, Ltd.	3,800	28,973
Itochu-Shokuhin Company, Ltd.	600	24,438
Itoham Yonekyu Holdings, Inc.	1,900	11,958
Itoki Corp.	2,100	8,726
IwaiCosmo Holdings, Inc.	900	9,332
Iwatani Corp.	2,300	77,894
J Trust Company, Ltd. (B)	4,900	18,100
JAC Recruitment Company, Ltd.	1,200	23,079
Jaccs Company, Ltd.	1,600	33,918
Jafco Company, Ltd.	1,400	53,235
Jalux, Inc.	500	10,949
Jamco Corp.	500	7,078
Janome Sewing Machine Company, Ltd.	1,200	4,476
Japan Asset Marketing Company, Ltd. (A)	14,200	11,307
Japan Aviation Electronics Industry, Ltd.	3,000	42,846
Japan Best Rescue System Company, Ltd.	1,800	17,600
Japan Cash Machine Company, Ltd.	700	5,962
Japan Display, Inc. (A)(B)	45,300	25,371
Japan Elevator Service Holdings Company, Ltd.	1,800	46,901
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Investment Adviser Company, Ltd.	1,000	$17,129
Japan Lifeline Company, Ltd.	2,600	41,961
Japan Material Company, Ltd.	2,200	27,346
Japan Meat Company, Ltd.	600	12,534
Japan Medical Dynamic Marketing, Inc.	900	14,124
Japan Petroleum Exploration Company, Ltd.	2,000	50,882
Japan Property Management Center Company, Ltd.	800	10,977
Japan Pulp & Paper Company, Ltd.	600	20,965
Japan Securities Finance Company, Ltd.	8,000	37,419
Japan Transcity Corp.	5,000	21,948
Jastec Company, Ltd.	400	4,069
JBCC Holdings, Inc.	1,900	27,114
JCU Corp.	1,300	26,329
Jeol, Ltd.	2,000	47,773
Jimoto Holdings, Inc.	9,800	9,016
JINS Holdings, Inc.	400	23,819
JMS Company, Ltd.	500	2,992
J-Oil Mills, Inc.	600	22,805
Joshin Denki Company, Ltd.	1,100	21,895
Joyful Honda Company, Ltd.	1,000	12,898
JSP Corp.	800	13,211
Juki Corp.	1,400	11,795
JVCKenwood Corp.	9,070	26,867
K&O Energy Group, Inc.	800	10,683
Kadokawa Corp.	3,636	51,032
Kaga Electronics Company, Ltd.	1,100	19,806
Kameda Seika Company, Ltd.	700	30,823
Kamei Corp.	2,000	20,284
Kanaden Corp.	1,100	13,048
Kanagawa Chuo Kotsu Company, Ltd.	700	24,963
Kanamoto Company, Ltd.	1,900	47,412
Kandenko Company, Ltd.	2,700	24,222
Kanematsu Corp.	3,500	39,536
Kanematsu Electronics, Ltd.	700	20,023
Kanto Denka Kogyo Company, Ltd.	2,000	15,119
Kappa Create Company, Ltd. (B)	1,000	13,137
Kasai Kogyo Company, Ltd.	1,000	7,176
Katakura Industries Company, Ltd.	1,700	21,093
Kato Sangyo Company, Ltd.	1,100	34,333
Kato Works Company, Ltd.	400	7,027
KAWADA TECHNOLOGIES, Inc.	200	12,951
Kawasaki Kisen Kaisha, Ltd. (A)	5,700	66,781
Keihanshin Building Company, Ltd.	3,200	38,912
Keihin Corp.	2,000	29,541
Keiyo Company, Ltd.	3,400	15,525
Kenedix, Inc.	10,800	54,608
Kenko Mayonnaise Company, Ltd.	900	20,231
Key Coffee, Inc.	100	2,029
KFC Holdings Japan, Ltd.	600	13,087
KH Neochem Company, Ltd.	900	19,724
Kimoto Company, Ltd.	3,000	4,822
Kintetsu Department Store Company, Ltd.	400	11,644
Kintetsu World Express, Inc.	2,600	36,781
Kissei Pharmaceutical Company, Ltd.	1,100	26,603
Kitanotatsujin Corp.	3,300	21,563
Kito Corp.	1,800	25,969
Kitz Corp.	4,600	30,807
KLab, Inc. (A)(B)	2,100	24,606
Koa Corp.	1,700	21,022
Koatsu Gas Kogyo Company, Ltd.	3,000	22,399
Kobe Electric Railway Company, Ltd. (A)(B)	300	11,022

128

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kobe Steel, Ltd.	2,200	$11,816
Kohnan Shoji Company, Ltd.	1,800	39,851
Kojima Company, Ltd.	3,000	13,577
Kokuyo Company, Ltd.	2,100	29,443
Komatsu Matere Company, Ltd.	2,000	14,475
KOMEDA Holdings Company, Ltd.	2,600	48,551
Komeri Company, Ltd.	1,500	30,360
Komori Corp.	3,700	39,180
Kondotec, Inc.	1,300	11,053
Konishi Company, Ltd.	2,200	30,156
Konoike Transport Company, Ltd.	2,600	38,573
Koshidaka Holdings Company, Ltd.	2,000	31,880
Kotobuki Spirits Company, Ltd.	900	59,209
Kourakuen Holdings Corp.	1,100	23,875
Krosaki Harima Corp.	400	20,982
Kumagai Gumi Company, Ltd.	1,800	51,453
Kumiai Chemical Industry Company, Ltd.	6,584	57,071
Kura Sushi, Inc.	500	20,767
Kurabo Industries, Ltd.	1,600	33,538
Kureha Corp.	1,100	65,832
Kurimoto, Ltd.	1,000	13,987
KYB Corp. (A)	1,600	47,039
Kyodo Printing Company, Ltd.	500	12,517
Kyoei Steel, Ltd.	1,800	33,916
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	27,786
Kyokuto Securities Company, Ltd.	2,300	18,404
Kyokuyo Company, Ltd.	700	18,025
KYORIN Holdings, Inc. (B)	1,900	31,541
Kyoritsu Maintenance Company, Ltd.	1,060	45,543
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,843
Kyushu Financial Group, Inc.	3,700	15,140
LAC Company, Ltd.	1,400	17,207
Lacto Japan Company, Ltd. (B)	800	28,707
LEC, Inc.	1,600	14,573
Leopalace21 Corp. (A)(B)	16,600	39,191
Life Corp.	1,200	23,969
LIFULL Company, Ltd.	3,800	24,819
Link And Motivation, Inc. (B)	2,300	11,807
Lintec Corp.	1,900	37,823
LIXIL VIVA Corp.	1,600	24,113
M&A Capital Partners Company, Ltd. (A)	300	18,042
Macnica Fuji Electronics Holdings, Inc.	3,250	42,006
Macromill, Inc.	2,300	18,930
Maeda Corp.	2,800	24,555
Maeda Kosen Company, Ltd.	1,100	15,619
Maeda Road Construction Company, Ltd.	1,600	34,962
Maezawa Kasei Industries Company, Ltd.	1,100	11,467
Maezawa Kyuso Industries Company, Ltd.	900	16,667
Makino Milling Machine Company, Ltd.	1,200	52,600
Mamezou Holdings Company, Ltd.	700	11,181
Mandom Corp.	500	12,453
MarkLines Company, Ltd.	1,000	16,777
Mars Group Holdings Corp.	700	12,362
Marubun Corp.	200	1,012
Marudai Food Company, Ltd.	1,600	33,947
Maruha Nichiro Corp.	1,500	37,934
Marusan Securities Company, Ltd.	4,700	21,740
Maruwa Company, Ltd.	600	38,720
Maruwa Unyu Kikan Company, Ltd.	1,200	29,879
Maruzen Company, Ltd.	800	14,874
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Maruzen Showa Unyu Company, Ltd.	800	$22,345
Marvelous, Inc.	1,400	10,822
Matsuda Sangyo Company, Ltd.	1,400	18,500
Matsuya Company, Ltd.	2,700	20,891
Matsuyafoods Holdings Company, Ltd.	700	25,248
Max Company, Ltd.	2,000	33,682
Maxell Holdings, Ltd.	2,200	31,506
MCJ Company, Ltd.	3,200	20,207
MEC Company, Ltd.	1,500	21,731
Medical Data Vision Company, Ltd. (A)	1,700	17,458
Megachips Corp.	2,000	30,879
Megmilk Snow Brand Company, Ltd.	1,800	43,487
Meidensha Corp.	1,800	31,045
Meiko Electronics Company, Ltd.	1,200	16,705
Meiko Network Japan Company, Ltd.	1,100	8,964
Meisei Industrial Company, Ltd.	3,000	20,427
Meitec Corp.	1,300	63,881
Meito Sangyo Company, Ltd. (B)	900	10,343
Menicon Company, Ltd.	1,200	42,243
METAWATER Company, Ltd.	800	27,267
Micronics Japan Company, Ltd.	2,800	22,509
Mie Kotsu Group Holdings, Inc.	3,700	18,830
Milbon Company, Ltd.	1,112	55,014
Mimasu Semiconductor Industry Company, Ltd.	1,400	22,663
Ministop Company, Ltd.	1,100	14,175
Miraca Holdings, Inc.	3,000	68,623
Mirait Holdings Corp. (B)	4,240	64,120
Miroku Jyoho Service Company, Ltd.	700	19,203
Misawa Homes Company, Ltd.	2,000	20,511
Mitani Corp.	500	24,936
Mitani Sekisan Company, Ltd.	600	18,068
Mito Securities Company, Ltd.	6,300	13,949
Mitsuba Corp.	2,300	13,499
Mitsubishi Logisnext Company, Ltd.	1,000	9,523
Mitsubishi Paper Mills, Ltd.	2,600	11,694
Mitsubishi Pencil Company, Ltd.	600	9,553
Mitsubishi Research Institute, Inc.	500	16,652
Mitsubishi Shokuhin Company, Ltd.	200	5,029
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	10,296
Mitsuboshi Belting, Ltd.	1,000	16,464
Mitsui E&S Holdings Company, Ltd. (A)	4,600	40,633
Mitsui High-Tec, Inc.	2,200	34,789
Mitsui Matsushima Holdings Company, Ltd.	1,000	11,166
Mitsui Mining & Smelting Company, Ltd.	2,500	59,681
Mitsui Sugar Company, Ltd.	1,000	20,684
Mitsui-Soko Holdings Company, Ltd.	2,200	34,202
Mitsuuroko Group Holdings Company, Ltd.	3,200	31,167
Mixi, Inc.	1,800	38,001
Mizuno Corp.	1,400	36,407
Modec, Inc.	1,700	41,730
Monex Group, Inc.	10,400	30,078
Morinaga Milk Industry Company, Ltd.	1,700	64,981
Morita Holdings Corp.	2,200	34,685
MrMax Holdings, Ltd.	1,700	7,183
Musashi Seimitsu Industry Company, Ltd.	2,600	33,232
N Field Company, Ltd.	1,300	7,498
Nachi-Fujikoshi Corp.	600	27,145
Nagase & Company, Ltd.	3,600	50,566
Nagatanien Holdings Company, Ltd.	1,000	18,974

129

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nagawa Company, Ltd.	600	$33,450
Nakamuraya Company, Ltd.	300	12,481
Nakanishi, Inc.	1,300	20,546
Nakayama Steel Works, Ltd.	1,100	4,483
Namura Shipbuilding Company, Ltd.	3,252	9,098
NEC Capital Solutions, Ltd.	800	16,111
NEC Networks & System Integration Corp.	1,500	40,850
Neturen Company, Ltd.	2,300	18,184
Nextage Company, Ltd.	2,300	24,750
Nice Holdings, Inc. (A)	600	3,760
Nichias Corp.	2,400	42,725
Nichiban Company, Ltd.	700	10,363
Nichicon Corp.	3,400	31,192
Nichiden Corp.	600	11,252
Nichiha Corp.	1,600	43,831
NichiiGakkan Company, Ltd.	2,700	44,313
Nichi-iko Pharmaceutical Company, Ltd.	3,100	34,625
Nichireki Company, Ltd.	2,000	20,508
Nichirin Company, Ltd.	1,040	14,249
Nihon Chouzai Company, Ltd.	400	13,761
Nihon Dempa Kogyo Company, Ltd. (A)(B)	1,800	7,334
Nihon Flush Company, Ltd.	500	11,945
Nihon House Holdings Company, Ltd.	1,000	4,839
Nihon Kagaku Sangyo Company, Ltd. (B)	1,000	9,405
Nihon Nohyaku Company, Ltd.	4,000	18,195
Nihon Parkerizing Company, Ltd.	3,900	42,559
Nihon Tokushu Toryo Company, Ltd.	1,000	10,439
Nikkiso Company, Ltd.	2,100	22,549
Nikkon Holdings Company, Ltd.	2,900	66,360
Nippon Air Conditioning Services Company, Ltd.	1,600	10,204
Nippon Beet Sugar Manufacturing Company, Ltd.	900	15,722
Nippon Carbon Company, Ltd. (B)	500	17,797
Nippon Chemical Industrial Company, Ltd.	700	15,276
Nippon Chemi-Con Corp.	1,100	16,302
Nippon Coke & Engineering Company, Ltd.	18,000	13,699
Nippon Concrete Industries Company, Ltd.	2,600	6,479
Nippon Denko Company, Ltd.	6,530	10,144
Nippon Densetsu Kogyo Company, Ltd.	2,100	43,684
Nippon Electric Glass Company, Ltd.	700	15,652
Nippon Fine Chemical Company, Ltd.	800	8,937
Nippon Flour Mills Company, Ltd.	2,700	42,327
Nippon Gas Company, Ltd.	1,000	28,277
Nippon Hume Corp.	2,000	14,278
Nippon Kanzai Company, Ltd.	700	12,115
Nippon Kodoshi Corp.	800	9,213
Nippon Koei Company, Ltd.	1,000	29,285
Nippon Koshuha Steel Company, Ltd.	800	3,070
Nippon Light Metal Holdings Company, Ltd.	28,200	50,909
Nippon Parking Development Company, Ltd.	8,400	13,259
Nippon Pillar Packing Company, Ltd.	1,500	16,842
Nippon Seiki Company, Ltd.	3,000	46,072
Nippon Sharyo, Ltd. (A)(B)	600	14,348
Nippon Sheet Glass Company, Ltd.	5,800	34,882
Nippon Signal Company, Ltd.	3,000	33,636
Nippon Soda Company, Ltd.	1,600	38,838
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Steel Trading Corp.	972	$38,119
Nippon Suisan Kaisha, Ltd.	6,800	38,540
Nippon Thompson Company, Ltd.	4,700	19,741
Nippon Yakin Kogyo Company, Ltd. (B)	1,000	20,224
Nipro Corp.	4,100	46,174
Nishikawa Rubber Company, Ltd.	800	13,535
Nishimatsu Construction Company, Ltd.	3,200	59,814
Nishimatsuya Chain Company, Ltd.	2,900	24,753
Nishi-Nippon Financial Holdings, Inc.	7,000	49,347
Nishi-Nippon Railroad Company, Ltd.	2,600	57,212
Nishio Rent All Company, Ltd.	800	20,595
Nissan Shatai Company, Ltd.	3,400	27,640
Nissei ASB Machine Company, Ltd. (B)	500	15,788
Nissei Plastic Industrial Company, Ltd.	1,600	14,887
Nissha Company, Ltd.	2,300	22,985
Nisshinbo Holdings, Inc.	10,768	84,269
Nissin Corp.	1,400	20,230
Nissin Electric Company, Ltd.	3,400	41,514
Nissin Kogyo Company, Ltd.	2,100	29,574
Nissin Sugar Company, Ltd.	1,100	19,656
Nitta Corp.	1,300	34,828
Nittan Valve Company, Ltd.	1,200	3,019
Nittetsu Mining Company, Ltd.	300	11,825
Nitto Boseki Company, Ltd.	1,100	33,951
Nitto Kogyo Corp.	1,600	30,422
Nitto Kohki Company, Ltd.	1,000	19,615
Nitto Seiko Company, Ltd.	1,700	8,968
Nohmi Bosai, Ltd.	1,300	24,927
Nojima Corp.	1,600	26,973
Nomura Company, Ltd.	3,000	37,950
Noritake Company, Ltd.	700	25,920
Noritsu Koki Company, Ltd.	1,000	15,812
Noritz Corp.	2,100	24,501
North Pacific Bank, Ltd.	20,300	43,268
NS Tool Company, Ltd.	400	7,251
NS United Kaiun Kaisha, Ltd.	800	16,678
NSD Company, Ltd.	1,500	43,241
NTN Corp. (B)	18,400	53,167
NuFlare Technology, Inc.	400	28,480
Obara Group, Inc.	600	20,388
Ohsho Food Service Corp.	700	45,330
Oiles Corp.	1,380	20,199
Oisix ra daichi, Inc. (A)	1,200	15,721
Okabe Company, Ltd.	2,600	20,710
Okamoto Industries, Inc.	600	22,119
Okamura Corp.	3,700	36,230
Okasan Securities Group, Inc.	7,000	24,953
Oki Electric Industry Company, Ltd.	4,700	64,179
Okinawa Cellular Telephone Company	400	13,124
OKUMA Corp.	700	38,180
Okumura Corp.	1,600	42,885
Okura Industrial Company, Ltd.	800	12,100
Okuwa Company, Ltd.	1,000	11,265
Onoken Company, Ltd.	1,500	18,294
Onward Holdings Company, Ltd.	7,100	36,991
Open Door, Inc. (A)	600	12,148
Optex Group Company, Ltd.	1,400	20,935
Organo Corp.	600	26,692
Origin Company, Ltd.	600	7,629
Osaka Organic Chemical Industry, Ltd.	1,400	13,944
Osaka Soda Company, Ltd.	800	20,574
Osaka Steel Company, Ltd.	700	8,607
OSAKA Titanium Technologies Company, Ltd.	800	13,136
Osaki Electric Company, Ltd.	3,000	18,364

130

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
OSG Corp.	1,500	$31,224
OSJB Holdings Corp.	7,600	17,375
Outsourcing, Inc.	4,500	43,106
Oyo Corp.	1,300	12,944
Pacific Industrial Company, Ltd.	3,000	44,099
Pacific Metals Company, Ltd.	1,100	22,947
PAL GROUP Holdings Company, Ltd.	700	21,674
Paramount Bed Holdings Company, Ltd.	800	29,230
Parco Company, Ltd.	800	9,433
Paris Miki Holdings, Inc.	1,100	2,980
PC Depot Corp.	1,700	7,748
Penta-Ocean Construction Company, Ltd.	13,900	77,179
Pepper Food Service Company, Ltd.	600	8,720
PIA Corp.	200	8,670
Pilot Corp.	700	26,073
Piolax, Inc.	2,100	36,197
Plenus Company, Ltd.	1,300	21,840
Poletowin Pitcrew Holdings, Inc.	2,000	19,616
Press Kogyo Company, Ltd.	7,000	29,324
Pressance Corp.	1,800	29,139
Prestige International, Inc.	5,000	39,895
Prima Meat Packers, Ltd.	2,000	39,854
Pronexus, Inc.	600	6,195
Prospect Company, Ltd. (A)	33,000	6,396
Proto Corp.	400	4,349
PS Mitsubishi Construction Company, Ltd.	2,600	17,424
Punch Industry Company, Ltd.	1,300	5,964
Qol Holdings Company, Ltd.	1,400	18,674
Raito Kogyo Company, Ltd.	3,100	40,855
Raiznext Corp.	3,300	33,852
Rakus Company, Ltd.	2,200	34,312
Raysum Company, Ltd.	1,600	16,654
Relia, Inc.	2,100	26,250
Renaissance, Inc. (B)	500	7,436
Resorttrust, Inc.	3,700	60,050
Restar Holdings Corp.	1,600	26,036
Retail Partners Company, Ltd.	300	2,413
Rheon Automatic Machinery Company, Ltd.	1,500	21,736
Ricoh Leasing Company, Ltd.	800	25,927
Riken Corp.	600	20,880
Riken Keiki Company, Ltd.	1,300	25,069
Riken Technos Corp.	3,000	12,729
Riken Vitamin Company, Ltd.	700	22,498
Ringer Hut Company, Ltd.	1,700	40,672
Riso Kagaku Corp.	1,500	22,972
Riso Kyoiku Company, Ltd.	9,300	37,946
Rock Field Company, Ltd.	1,000	13,398
Rokko Butter Company, Ltd. (B)	600	9,593
Roland DG Corp.	900	16,697
Rorze Corp.	900	21,547
Round One Corp.	2,100	31,492
Royal Holdings Company, Ltd.	900	22,822
RS Technologies Company, Ltd.	400	13,121
Ryobi, Ltd.	1,400	23,578
Ryoden Corp.	1,500	20,963
Ryosan Company, Ltd.	1,500	38,283
Ryoyo Electro Corp.	1,600	27,446
S Foods, Inc.	500	13,846
S&B Foods, Inc.	600	22,316
Sac's Bar Holdings, Inc.	600	4,949
Saibu Gas Company, Ltd.	1,900	41,839
Saizeriya Company, Ltd.	1,100	28,308
Sakai Chemical Industry Company, Ltd.	1,400	32,899
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sakai Moving Service Company, Ltd.	500	$28,782
Sakata INX Corp.	3,100	32,309
Sala Corp.	3,000	16,787
SAMTY Company, Ltd.	1,600	27,994
San ju San Financial Group, Inc.	1,700	25,340
San-A Company, Ltd.	900	39,772
San-Ai Oil Company, Ltd.	3,500	34,613
Sanden Holdings Corp. (A)	1,400	7,844
Sangetsu Corp.	2,100	39,670
Sanken Electric Company, Ltd.	1,400	27,948
Sanki Engineering Company, Ltd.	2,000	23,812
Sankyo Seiko Company, Ltd.	3,200	15,228
Sankyo Tateyama, Inc.	2,500	29,073
Sanoh Industrial Company, Ltd. (B)	2,600	14,861
Sanyo Chemical Industries, Ltd.	600	25,951
Sanyo Denki Company, Ltd.	400	17,628
Sanyo Electric Railway Company, Ltd. (B)	1,600	32,632
Sanyo Shokai, Ltd.	700	9,453
Sanyo Special Steel Company, Ltd. (B)	1,400	18,769
Sapporo Holdings, Ltd.	2,700	67,524
Sato Holdings Corp.	1,700	46,097
Sawada Holdings Company, Ltd.	1,000	7,779
SBS Holdings, Inc.	2,200	32,025
Seika Corp.	500	6,155
Seikagaku Corp.	1,700	17,900
Seikitokyu Kogyo Company, Ltd.	1,600	10,813
Seiko Holdings Corp.	1,400	31,065
Seiren Company, Ltd.	2,700	31,191
Sekisui Jushi Corp.	2,200	43,508
Sekisui Plastics Company, Ltd.	2,500	17,417
Senko Group Holdings Company, Ltd.	4,700	36,729
Senshu Electric Company, Ltd.	500	13,080
Senshu Ikeda Holdings, Inc.	17,200	29,865
Senshukai Company, Ltd. (A)	3,300	8,794
Seria Company, Ltd.	500	12,167
SFP Holdings Company, Ltd.	600	12,004
Shibaura Electronics Company, Ltd.	500	12,490
Shibuya Corp.	800	21,513
SHIFT, Inc. (A)	300	14,913
Shikibo, Ltd.	1,100	9,305
Shikoku Chemicals Corp.	3,000	31,569
Shikoku Electric Power Company, Inc.	2,400	22,682
Shima Seiki Manufacturing, Ltd.	1,200	27,727
Shimachu Company, Ltd.	2,300	56,256
Shin Nippon Air Technologies Company, Ltd.	1,200	19,928
Shinagawa Refractories Company, Ltd.	600	14,706
Shindengen Electric Manufacturing Company, Ltd.	500	16,210
Shin-Etsu Polymer Company, Ltd.	3,000	20,951
Shinko Electric Industries Company, Ltd.	5,100	43,768
Shinko Shoji Company, Ltd.	3,200	27,585
Shinmaywa Industries, Ltd.	2,400	28,094
Shinnihon Corp.	2,500	17,558
Shinoken Group Company, Ltd.	2,000	17,796
Shinwa Company, Ltd.	700	14,026
Shizuoka Gas Company, Ltd.	4,500	38,383
Shoei Company, Ltd.	600	25,249
Shoei Foods Corp.	700	21,238
Showa Corp.	1,900	27,549
Showa Sangyo Company, Ltd.	1,400	39,750
SIGMAXYZ, Inc.	900	12,149
Siix Corp. (B)	1,600	21,884
Sinanen Holdings Company, Ltd.	800	13,592

131

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sinfonia Technology Company, Ltd.	1,600	$17,849
Sinko Industries, Ltd.	1,500	24,285
Sintokogio, Ltd.	3,400	30,718
SKY Perfect JSAT Holdings, Inc.	10,300	41,778
SMK Corp.	300	7,480
SMS Company, Ltd.	3,200	78,543
Sodick Company, Ltd.	2,400	17,290
Sogo Medical Holdings Company, Ltd.	1,200	19,752
Soken Chemical & Engineering Company, Ltd.	800	8,957
Solasto Corp.	1,500	16,960
Sourcenext Corp.	6,400	28,265
Space Value Holdings Company, Ltd.	2,000	9,245
Sparx Group Company, Ltd.	7,400	17,161
SRA Holdings	600	13,331
SRS Holdings Company, Ltd.	1,800	17,002
St. Marc Holdings Company, Ltd.	800	17,638
Star Mica Holdings Company, Ltd.	1,100	19,150
Star Micronics Company, Ltd.	2,300	32,753
Starts Corp., Inc.	1,900	46,516
Starzen Company, Ltd.	300	11,960
Stella Chemifa Corp.	800	19,603
Strike Company, Ltd.	700	18,942
Studio Alice Company, Ltd.	900	16,737
Sugimoto & Company, Ltd.	700	12,379
Sumida Corp.	1,600	14,887
Suminoe Textile Company, Ltd.	500	14,063
Sumitomo Bakelite Company, Ltd.	1,200	47,283
Sumitomo Densetsu Company, Ltd.	1,300	26,550
Sumitomo Mitsui Construction Company, Ltd.	6,000	31,616
Sumitomo Osaka Cement Company, Ltd.	2,200	94,635
Sumitomo Riko Company, Ltd.	2,400	19,275
Sumitomo Seika Chemicals Company, Ltd.	500	14,820
Sun Frontier Fudousan Company, Ltd.	2,200	26,351
Sushiro Global Holdings, Ltd.	400	26,928
SWCC Showa Holdings Company, Ltd.	2,400	19,385
Systena Corp.	3,000	44,725
Syuppin Company, Ltd.	1,200	11,973
T Hasegawa Company, Ltd.	1,600	29,668
T RAD Company, Ltd.	500	8,160
T&K Toka Company, Ltd.	1,600	13,840
Tachibana Eletech Company, Ltd.	1,360	20,715
Tachi-S Company, Ltd.	2,400	29,246
Tadano, Ltd.	6,000	57,509
Taihei Dengyo Kaisha, Ltd.	1,500	33,277
Taiho Kogyo Company, Ltd.	1,200	8,579
Taikisha, Ltd.	900	27,250
Taisei Lamick Company, Ltd.	500	13,187
Taiyo Holdings Company, Ltd.	1,000	33,805
Takamatsu Construction Group Company, Ltd.	1,000	22,998
Takaoka Toko Company, Ltd.	700	7,349
Takara Leben Company, Ltd.	6,300	24,432
Takara Standard Company, Ltd.	2,800	46,354
Takasago International Corp.	1,200	29,175
Takasago Thermal Engineering Company, Ltd.	1,700	28,222
Take And Give Needs Company, Ltd.	200	2,183
Takeei Corp.	700	6,901
Takeuchi Manufacturing Company, Ltd.	2,200	34,484
Takihyo Company, Ltd.	600	10,116
Takuma Company, Ltd.	3,300	37,548
Tamron Company, Ltd.	1,500	32,342
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tamura Corp.	7,000	$37,678
Tanseisha Company, Ltd.	1,100	12,368
Tateru, Inc. (A)	1,500	2,461
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	18,045
Tayca Corp.	1,500	27,259
TechMatrix Corp.	1,200	25,950
Teikoku Electric Manufacturing Company, Ltd.	1,700	18,580
Teikoku Sen-I Company, Ltd.	500	8,356
Tekken Corp.	800	20,507
Tenma Corp.	1,000	18,232
T-Gaia Corp.	900	18,228
The 77 Bank, Ltd.	2,800	41,739
The Aichi Bank, Ltd.	600	18,903
The Akita Bank, Ltd.	1,100	20,912
The Aomori Bank, Ltd.	1,700	41,515
The Awa Bank, Ltd.	2,200	49,891
The Bank of Iwate, Ltd.	1,100	26,577
The Bank of Nagoya, Ltd.	1,100	32,485
The Bank of Okinawa, Ltd.	1,640	51,708
The Bank of Saga, Ltd.	1,000	13,685
The Chiba Kogyo Bank, Ltd.	3,200	8,595
The Chugoku Bank, Ltd.	1,500	14,166
The Chukyo Bank, Ltd.	900	17,576
The Ehime Bank, Ltd.	2,100	21,227
The First Bank of Toyama, Ltd.	2,800	7,994
The Fukui Bank, Ltd.	1,800	23,854
The Fukushima Bank, Ltd.	2,100	4,158
The Hachijuni Bank, Ltd.	3,400	13,929
The Hiroshima Bank, Ltd.	4,800	23,865
The Hokkoku Bank, Ltd.	1,500	39,210
The Hyakugo Bank, Ltd.	16,000	51,340
The Hyakujushi Bank, Ltd.	1,700	35,069
The Iyo Bank, Ltd.	4,800	25,216
The Japan Steel Works, Ltd.	2,600	50,410
The Japan Wool Textile Company, Ltd.	4,000	36,678
The Juroku Bank, Ltd.	1,700	37,422
The Keiyo Bank, Ltd.	4,400	26,179
The Kinki Sharyo Company, Ltd. (A)	300	3,805
The Kita-Nippon Bank, Ltd.	700	11,616
The Kiyo Bank, Ltd.	3,800	59,378
The Michinoku Bank, Ltd.	1,400	20,248
The Miyazaki Bank, Ltd.	1,000	22,522
The Monogatari Corp.	400	37,381
The Musashino Bank, Ltd.	1,700	29,684
The Nagano Bank, Ltd.	800	12,037
The Nanto Bank, Ltd.	2,000	46,991
The Nippon Road Company, Ltd.	500	30,251
The Nisshin Oillio Group, Ltd.	1,200	37,759
The Ogaki Kyoritsu Bank, Ltd.	1,600	35,585
The Oita Bank, Ltd.	900	24,260
The Okinawa Electric Power Company, Inc.	1,896	29,865
The Pack Corp.	800	27,183
The San-In Godo Bank, Ltd.	8,000	48,827
The Shibusawa Warehouse Company, Ltd.	1,000	17,586
The Shiga Bank, Ltd.	2,200	50,200
The Shikoku Bank, Ltd.	2,800	25,539
The Shimizu Bank, Ltd.	500	8,569
The Sumitomo Warehouse Company, Ltd.	3,324	43,980
The Tochigi Bank, Ltd.	8,000	14,513
The Toho Bank, Ltd.	12,000	28,367

132

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Tohoku Bank, Ltd.	400	$3,917
The Tottori Bank, Ltd.	400	5,337
The Towa Bank, Ltd.	2,900	21,337
The Yamagata Bank, Ltd.	2,000	27,160
The Yamanashi Chuo Bank, Ltd.	2,000	19,114
Tigers Polymer Corp.	1,000	5,560
TKC Corp.	1,100	47,825
Toa Corp. (Hyogo)	1,400	15,888
Toa Corp. (Tokyo)	1,200	14,543
Toagosei Company, Ltd.	6,900	78,245
Tobishima Corp.	720	7,755
TOC Company, Ltd.	3,400	26,036
Tocalo Company, Ltd.	3,200	26,685
Toda Kogyo Corp.	300	6,161
Toei Company, Ltd.	200	28,412
Toenec Corp.	600	19,210
Toho Company, Ltd.	600	10,340
Toho Holdings Company, Ltd.	2,400	55,763
Toho Titanium Company, Ltd.	3,000	23,117
Toho Zinc Company, Ltd.	800	14,903
Tokai Corp.	1,200	26,282
TOKAI Holdings Corp.	4,000	37,565
Tokai Rika Company, Ltd.	1,400	23,813
Tokai Tokyo Financial Holdings, Inc.	11,500	31,866
Token Corp.	610	37,536
Tokushu Tokai Paper Company, Ltd.	600	21,037
Tokuyama Corp.	1,600	36,905
Tokyo Base Company, Ltd. (A)	900	6,588
Tokyo Dome Corp. (B)	5,500	53,024
Tokyo Energy & Systems, Inc.	2,000	16,335
Tokyo Keiki, Inc.	1,000	8,242
Tokyo Kiraboshi Financial Group, Inc.	1,936	25,241
Tokyo Ohka Kogyo Company, Ltd.	1,900	71,085
Tokyo Rakutenchi Company, Ltd.	200	10,548
Tokyo Rope Manufacturing Company, Ltd.	700	6,571
Tokyo Seimitsu Company, Ltd.	1,800	53,377
Tokyo Steel Manufacturing Company, Ltd.	5,100	39,209
Tokyo Tekko Company, Ltd.	800	9,971
Tokyo Theatres Company, Inc.	900	11,376
Tokyotokeiba Company, Ltd.	1,100	33,471
Tokyu Construction Company, Ltd.	3,900	29,965
Tomato Bank, Ltd.	1,100	10,875
Tomen Devices Corp.	200	4,373
Tomoe Corp.	2,200	8,182
Tomoe Engineering Company, Ltd.	800	17,513
Tomoku Company, Ltd.	500	7,145
TOMONY Holdings, Inc.	10,600	34,533
Tomy Company, Ltd.	4,500	51,693
Tonami Holdings Company, Ltd.	500	21,369
Topcon Corp.	4,700	62,731
Toppan Forms Company, Ltd.	3,400	32,295
Topre Corp.	2,300	36,499
Topy Industries, Ltd.	1,300	23,219
Toridoll Holdings Corp.	1,400	31,618
Torii Pharmaceutical Company, Ltd.	1,100	29,375
Torikizoku Company, Ltd.	500	11,252
Torishima Pump Manufacturing Company, Ltd.	900	8,169
Tosei Corp.	3,700	43,827
Toshiba Machine Company, Ltd.	1,600	33,304
Toshiba Plant Systems & Services Corp.	1,500	25,078
Toshiba TEC Corp.	1,000	29,685
Tosho Company, Ltd.	800	17,687
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Totetsu Kogyo Company, Ltd.	1,000	$29,692
Towa Corp.	1,300	10,385
Towa Pharmaceutical Company, Ltd.	1,500	34,897
Toyo Construction Company, Ltd.	3,100	13,443
Toyo Denki Seizo KK	600	8,226
Toyo Engineering Corp. (A)	2,200	12,664
Toyo Ink SC Holdings Company, Ltd.	2,200	50,207
Toyo Kanetsu KK	400	7,162
Toyo Securities Company, Ltd.	6,000	10,250
Toyo Tanso Company, Ltd.	1,000	21,655
Toyo Tire Corp. (B)	1,900	24,141
Toyo Wharf & Warehouse Company, Ltd.	600	7,521
Toyobo Company, Ltd.	4,993	65,774
TPR Company, Ltd.	1,400	22,457
Trancom Company, Ltd.	600	34,806
Tri Chemical Laboratories, Inc.	300	18,528
Trusco Nakayama Corp.	1,600	37,494
Trust Tech, Inc.	800	9,646
TS Tech Company, Ltd.	500	15,293
TSI Holdings Company, Ltd.	5,270	29,325
Tsubaki Nakashima Company, Ltd.	2,300	34,619
Tsubakimoto Chain Company	1,600	51,500
Tsugami Corp. (B)	3,000	25,665
Tsukishima Kikai Company, Ltd.	2,000	25,802
Tsukuba Bank, Ltd.	5,700	9,713
Tsukui Corp.	4,800	19,035
Tsurumi Manufacturing Company, Ltd.	1,000	18,682
Tsutsumi Jewelry Company, Ltd.	700	13,511
TV Asahi Holdings Corp.	700	11,050
Tv Tokyo Holdings Corp.	1,100	22,580
UACJ Corp.	1,903	32,221
Ube Industries, Ltd.	700	14,221
Uchida Yoko Company, Ltd.	800	29,024
Ulvac, Inc.	1,900	76,944
Uniden Holdings Corp. (A)	400	6,931
Union Tool Company	700	20,455
Unipres Corp.	2,600	40,999
United Arrows, Ltd.	1,200	35,133
United Super Markets Holdings, Inc.	4,200	37,478
UNITED, Inc.	1,300	14,374
Unitika, Ltd. (A)	5,900	17,472
Unizo Holdings Company, Ltd.	1,900	84,665
Ushio, Inc.	5,200	73,842
UT Group Company, Ltd.	1,500	32,319
V Technology Company, Ltd. (B)	400	19,573
Valor Holdings Company, Ltd.	1,700	28,705
Valqua, Ltd.	1,000	20,218
ValueCommerce Company, Ltd.	1,600	25,389
Vector, Inc. (A)	3,100	25,972
Vision, Inc. (A)	1,500	21,761
Vital KSK Holdings, Inc.	3,500	33,998
VT Holdings Company, Ltd.	6,600	27,219
Wacoal Holdings Corp.	1,900	49,056
Wacom Company, Ltd.	4,600	14,996
Wakachiku Construction Company, Ltd.	900	12,516
Wakita & Company, Ltd.	4,000	39,519
Warabeya Nichiyo Holdings Company, Ltd.	900	16,438
Watahan & Company, Ltd.	300	5,493
WATAMI Company, Ltd.	1,200	15,082
WDB Holdings Company, Ltd.	700	18,859
Weathernews, Inc.	500	15,378
West Holdings Corp. (B)	1,300	16,046
WIN-Partners Company, Ltd.	1,000	10,510

133

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
World Holdings Company, Ltd.	600	$8,735
Xebio Holdings Company, Ltd.	2,800	30,578
Yahagi Construction Company, Ltd.	2,000	12,859
Yaizu Suisankagaku Industry Company, Ltd.	1,100	10,693
YAKUODO Holdings Company, Ltd. (B)	700	17,583
YAMABIKO Corp.	2,400	25,381
YAMADA Consulting Group Company, Ltd.	1,100	17,213
Yamaha Motor Robotics Holdings Company, Ltd. (A)	1,500	5,708
Yamaichi Electronics Company, Ltd.	1,700	19,387
YA-MAN, Ltd. (B)	1,700	11,165
Yamato Kogyo Company, Ltd.	1,400	34,902
Yamazen Corp.	3,900	34,134
Yaoko Company, Ltd.	800	35,844
Yasuda Logistics Corp.	1,400	12,083
Yellow Hat, Ltd.	2,000	29,604
Yodogawa Steel Works, Ltd.	1,200	22,508
Yokogawa Bridge Holdings Corp.	2,100	31,691
Yokohama Reito Company, Ltd.	2,900	27,872
Yokowo Company, Ltd.	1,200	32,977
Yomeishu Seizo Company, Ltd.	500	8,835
Yomiuri Land Company, Ltd. (B)	200	8,284
Yondenko Corp.	600	15,738
Yondoshi Holdings, Inc.	1,300	31,730
Yorozu Corp.	1,800	21,758
Yuasa Trading Company, Ltd.	1,100	31,488
Yume No Machi Souzou Iinkai Company, Ltd.	1,700	25,370
Yumeshin Holdings Company, Ltd. (B)	2,200	17,891
Yurtec Corp.	2,000	12,191
Yushiro Chemical Industry Company, Ltd.	1,100	13,638
Zenrin Company, Ltd.	1,950	33,146
ZIGExN Company, Ltd.	3,400	18,057
Zojirushi Corp.	2,000	26,548
Zuken, Inc.	800	13,832
		25,329,180
Jersey, Channel Islands - 0.1%
Atrium European Real Estate, Ltd. (A)	9,345	37,275
Centamin PLC	71,818	111,179
		148,454
Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	528	33,294
VP Bank AG	126	19,781
		53,075
Luxembourg - 0.3%
APERAM SA	2,726	66,257
Corestate Capital Holding SA (A)(B)	623	22,947
Grand City Properties SA	5,163	116,158
IVS Group SA	880	9,244
L'Occitane International SA	17,000	33,818
Stabilus SA	1,018	49,777
Sword Group	496	16,435
		314,636
Macau - 0.0%
Macau Legend Development, Ltd. (A)	129,000	14,322
Malaysia - 0.1%
Lynas Corp., Ltd. (A)	32,921	60,218
Malta - 0.0%
Kindred Group PLC	8,254	48,175
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Monaco - 0.1%
Endeavour Mining Corp. (A)(B)	3,183	$60,832
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	273	17,060
		77,892
Mongolia - 0.0%
Mongolian Mining Corp. (A)(B)	34,600	4,118
Netherlands - 3.0%
Aalberts NV	6,065	240,181
Accell Group NV	1,883	45,541
Altice Europe NV (A)	17,790	93,000
AMG Advanced Metallurgical Group NV (B)	1,350	32,464
Amsterdam Commodities NV	1,174	25,405
Arcadis NV	7,063	131,988
Argenx SE (A)	1,546	175,443
ASM International NV	3,323	305,724
ASR Nederland NV	3,049	112,507
Basic-Fit NV (A)(D)	1,607	50,343
BE Semiconductor Industries NV	4,162	130,193
Beter Bed Holding NV (A)(B)	1,056	2,052
Boskalis Westminster (B)	4,705	98,085
Brack Capital Properties NV (A)	230	26,430
Brunel International NV (B)	1,126	12,830
Corbion NV	2,691	78,141
Euronext NV (D)	2,395	196,106
Flow Traders (D)	1,631	42,682
ForFarmers NV	2,398	15,106
Fugro NV (A)(B)	4,374	29,377
GrandVision NV (D)	2,427	72,680
Heijmans NV (A)(B)	2,023	16,930
Hunter Douglas NV	312	20,256
IMCD NV	2,703	199,754
Innoconcepts NV (A)(C)	10,527	0
Intertrust NV (D)	3,549	69,428
Kendrion NV	1,093	21,933
Koninklijke BAM Groep NV	22,307	55,672
Koninklijke Vopak NV (B)	2,848	146,385
Nederland Apparatenfabriek	225	11,129
Nostrum Oil & Gas PLC (A)	1,610	248
OCI NV (A)	1,346	31,746
Ordina NV	5,537	10,142
PostNL NV	35,264	78,155
SBM Offshore NV	9,689	160,678
Shop Apotheke Europe NV (A)(B)(D)	216	8,391
SIF Holding NV (B)	504	7,171
Signify NV (D)	4,913	135,022
Sligro Food Group NV	1,151	32,536
Takeaway.com NV (A)(D)	1,342	106,937
TKH Group NV	1,730	86,206
TomTom NV (A)	5,276	59,161
Van Lanschot Kempen NV	1,125	24,689
		3,198,847
New Zealand - 0.7%
Air New Zealand, Ltd.	18,857	33,077
Chorus, Ltd.	21,283	67,308
Freightways, Ltd.	5,368	27,297
Genesis Energy, Ltd.	22,721	48,668
Gentrack Group, Ltd.	3,060	10,043
Hallenstein Glasson Holdings, Ltd.	3,354	12,269
Heartland Group Holdings, Ltd.	16,456	16,700
Infratil, Ltd.	31,723	97,808
Kathmandu Holdings, Ltd.	4,554	8,699
Mainfreight, Ltd.	1,758	43,939
Metlifecare, Ltd.	10,897	30,438

134

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
NZME, Ltd.	13,259	$3,692
NZX, Ltd.	13,030	10,531
Oceania Healthcare, Ltd.	33,377	21,319
PGG Wrightson, Ltd.	819	1,205
Pushpay Holdings, Ltd. (A)	10,607	22,297
Restaurant Brands New Zealand, Ltd. (A)	886	6,269
Scales Corp., Ltd.	5,176	16,046
Skellerup Holdings, Ltd.	7,637	10,953
SKY Network Television, Ltd.	18,776	13,177
SKYCITY Entertainment Group, Ltd.	28,677	72,007
Summerset Group Holdings, Ltd.	7,315	30,316
Synlait Milk, Ltd. (A)	4,590	26,166
The New Zealand Refining Company, Ltd.	11,354	14,870
The Warehouse Group, Ltd.	9,894	15,488
Tourism Holdings, Ltd.	6,274	16,626
TOWER, Ltd. (A)	12,717	5,497
Vista Group International, Ltd.	5,589	13,451
Z Energy, Ltd.	10,957	38,441
		734,597
Norway - 1.0%
ABG Sundal Collier Holding ASA (A)	13,972	5,204
AF Gruppen ASA	989	19,670
Akastor ASA (A)	6,104	7,253
Aker Solutions ASA (A)	8,985	24,217
American Shipping Company ASA (A)	1,661	6,061
Atea ASA (A)	4,256	54,767
Austevoll Seafood ASA	2,238	21,253
Axactor SE (A)	11,423	21,622
B2Holding ASA (B)	4,699	3,223
Bonheur ASA	1,672	36,662
Borregaard ASA	6,691	71,387
BW Offshore, Ltd. (A)	4,568	31,445
DNO ASA	36,835	52,843
Europris ASA (D)	10,396	28,750
FLEX LNG, Ltd. (A)	1,570	14,872
Frontline, Ltd. (A)	5,015	45,631
Grieg Seafood ASA	2,264	27,713
Hexagon Composites ASA (A)(B)	9,323	30,308
Hoegh LNG Holdings, Ltd.	2,568	10,285
IDEX ASA (A)	19,564	3,172
Kvaerner ASA (B)	11,623	14,872
NEL ASA (A)(B)	31,894	29,216
Nordic Nanovector ASA (A)	2,098	6,743
Nordic Semiconductor ASA (A)	7,334	41,052
Norway Royal Salmon ASA (B)	1,016	21,873
Norwegian Air Shuttle ASA (A)(B)	6,144	24,288
Norwegian Finans Holding ASA (A)	5,444	45,941
Norwegian Property ASA	8,366	11,674
Ocean Yield ASA (B)	4,830	27,173
Odfjell Drilling, Ltd. (A)	4,970	15,548
Olav Thon Eiendomsselskap ASA	577	9,160
Otello Corp. ASA (A)	6,623	11,558
PGS ASA (A)	19,660	26,604
Prosafe SE (A)	336	353
Protector Forsikring ASA (A)	4,177	20,659
Sbanken ASA (D)	5,201	37,596
Scatec Solar ASA (B)(D)	7,367	94,708
Selvaag Bolig ASA	1,842	10,431
Treasure ASA	3,110	4,700
Veidekke ASA	4,419	49,619
Wilh Wilhelmsen Holding ASA, Class A	862	13,437
XXL ASA (A)(B)(D)	3,048	7,605
		1,041,148
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Peru - 0.0%
Hochschild Mining PLC	16,530	$41,682
Portugal - 0.4%
Altri SGPS SA	3,125	20,741
Banco Comercial Portugues SA	530,269	110,094
CTT-Correios de Portugal SA	8,914	20,630
Mota-Engil SGPS SA	5,636	11,112
NOS SGPS SA	13,982	76,338
REN - Redes Energeticas Nacionais SGPS SA	21,605	60,275
Semapa-Sociedade de Investimento & Gestao	1,885	24,046
Sonae SGPS SA	44,348	41,292
The Navigator Company SA	12,847	45,935
		410,463
Russia - 0.0%
Highland Gold Mining, Ltd.	7,589	20,123
Petropavlovsk PLC (A)	214,252	25,536
		45,659
Singapore - 1.2%
Accordia Golf Trust	40,300	15,606
AEM Holdings, Ltd.	26,200	21,471
Ascendas India Trust	45,100	50,913
Banyan Tree Holdings, Ltd.	19,800	6,514
Best World International, Ltd. (C)	16,300	16,039
Boustead Projects, Ltd.	3,000	1,997
Boustead Singapore, Ltd.	10,000	5,608
Bukit Sembawang Estates, Ltd.	11,000	38,595
BW LPG, Ltd. (D)	4,059	23,747
China Aviation Oil Singapore Corp., Ltd.	14,400	12,089
Chip Eng Seng Corp., Ltd.	33,000	14,927
CITIC Envirotech, Ltd.	26,900	6,233
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	11,736
CSE Global, Ltd.	34,000	11,430
Delfi, Ltd.	21,900	18,040
Ezion Holdings, Ltd. (A)(C)	131,300	4,085
Far East Orchard, Ltd.	5,000	4,234
First Resources, Ltd.	19,300	22,348
Fraser and Neave, Ltd.	8,600	10,827
Gallant Venture, Ltd. (A)	71,000	6,063
GL, Ltd.	51,700	29,181
Golden Agri-Resources, Ltd.	227,000	36,948
GuocoLand, Ltd.	10,400	15,126
Halcyon Agri Corp., Ltd. (A)	4,293	1,399
Haw Par Corp., Ltd.	5,800	56,132
Ho Bee Land, Ltd.	11,400	19,220
Hong Fok Corp., Ltd.	20,100	11,856
Hong Leong Finance, Ltd.	12,900	24,175
Hyflux, Ltd. (A)	24,000	240
IGG, Inc.	51,000	31,745
Indofood Agri Resources, Ltd.	25,000	5,881
Japfa, Ltd.	35,000	11,403
Kenon Holdings, Ltd.	787	15,679
Keppel Infrastructure Trust	157,190	60,303
Metro Holdings, Ltd.	31,600	21,033
Midas Holdings, Ltd. (A)(C)	86,000	10,155
NetLink NBN Trust	103,600	66,726
OM Holdings, Ltd. (B)	10,791	3,280
OUE, Ltd.	11,100	11,730
Raffles Medical Group, Ltd.	34,841	24,960
RHT Health Trust	26,900	368
Riverstone Holdings, Ltd.	15,700	10,843
SBS Transit, Ltd.	5,000	14,824
Sembcorp Marine, Ltd. (A)	12,200	10,412

135

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Sheng Siong Group, Ltd.	29,900	$24,011
SIA Engineering Company, Ltd.	12,800	23,906
SIIC Environment Holdings, Ltd.	35,800	6,349
Sinarmas Land, Ltd.	94,200	15,004
Singapore Post, Ltd.	66,100	46,634
Singapore Press Holdings, Ltd.	66,000	99,393
Stamford Land Corp., Ltd.	59,000	20,508
StarHub, Ltd.	25,600	24,080
Swiber Holdings, Ltd. (A)(C)	15,000	710
UMS Holdings, Ltd.	14,000	6,134
United Engineers, Ltd.	32,100	58,744
United Industrial Corp., Ltd.	7,100	14,490
UOB-Kay Hian Holdings, Ltd.	22,407	19,462
Venture Corp., Ltd.	6,800	75,401
Wing Tai Holdings, Ltd.	21,205	31,449
XP Power, Ltd.	824	24,445
Yeo Hiap Seng, Ltd.	1,104	711
Yongnam Holdings, Ltd. (A)	32,625	3,565
		1,291,117
South Africa - 0.0%
Petra Diamonds, Ltd. (A)	87,324	7,018
Spain - 2.1%
Acciona SA	1,605	169,863
Acerinox SA (A)	7,380	63,201
Alantra Partners SA	1,181	18,762
Almirall SA	2,373	41,514
Amper SA (A)	82,546	23,347
Applus Services SA	6,225	80,731
Atresmedia Corp. de Medios de Comunicacion SA	6,046	23,290
Bolsas y Mercados Espanoles SHMSF SA	4,108	103,696
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
Cellnex Telecom SA (A)(D)	9,173	378,879
Cia de Distribucion Integral Logista Holdings SA	1,412	27,513
CIE Automotive SA	2,718	68,155
Construcciones y Auxiliar de Ferrocarriles SA	1,425	64,685
Distribuidora Internacional de Alimentacion SA (A)(B)	25,044	14,527
Ebro Foods SA	3,323	66,418
eDreams ODIGEO SA (A)	4,905	22,824
Elecnor SA	2,026	21,639
Enagas SA	2,384	55,110
Ence Energia y Celulosa SA	6,294	23,953
Ercros SA	5,006	11,221
Euskaltel SA (D)	3,494	31,032
Faes Farma SA	11,987	61,208
Fluidra SA (A)	1,739	20,624
Fomento de Construcciones y Contratas SA	2,181	25,004
Global Dominion Access SA (A)(D)	5,439	21,880
Grupo Catalana Occidente SA	2,058	65,402
Grupo Empresarial San Jose SA (A)	2,194	16,213
Iberpapel Gestion SA	65	1,842
Indra Sistemas SA (A)	4,996	43,256
Laboratorios Farmaceuticos Rovi SA	987	23,547
Liberbank SA	130,927	40,057
Masmovil Ibercom SA (A)	3,141	63,770
Mediaset Espana Comunicacion SA	7,779	50,142
Melia Hotels International SA	6,008	46,623
Miquel y Costas & Miquel SA	1,474	26,186
Obrascon Huarte Lain SA (A)(B)	14,644	16,870
Pharma Mar SA (A)	13,550	26,923
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Promotora de Informaciones SA, Class A (A)	11,711	$16,716
Prosegur Cia de Seguridad SA	10,114	39,424
Realia Business SA (A)	17,710	17,179
Sacyr SA	20,409	52,276
Solaria Energia y Medio Ambiente SA (A)	3,480	21,602
Talgo SA (A)(D)	4,711	26,026
Tecnicas Reunidas SA (A)	830	20,363
Tubacex SA	6,252	17,744
Vidrala SA	814	68,249
Viscofan SA	1,837	86,077
Zardoya Otis SA	7,487	50,845
		2,276,408
Sweden - 3.2%
AcadeMedia AB (A)(D)	3,665	16,958
AddLife AB, B Shares	378	9,906
AddNode Group AB	1,904	30,634
AddTech AB, B Shares	3,734	97,056
AF POYRY AB	4,396	88,329
Ahlstrom-Munksjo OYJ	4,382	67,038
Alimak Group AB (D)	2,777	36,650
Arjo AB, B Shares	8,195	31,048
Atrium Ljungberg AB, B Shares	2,105	46,503
Attendo AB (D)	5,286	23,062
Avanza Bank Holding AB	4,000	32,552
Beijer Alma AB	2,393	29,699
Beijer Ref AB	2,556	58,072
Bergman & Beving AB	2,270	19,324
Betsson AB (A)	5,105	24,707
Bilia AB, A Shares	5,024	39,876
BillerudKorsnas AB (B)	3,397	36,731
BioGaia AB, B Shares	1,327	58,277
Biotage AB	3,574	37,135
Bonava AB, B Shares	3,323	37,626
Bravida Holding AB (D)	6,336	55,554
Bufab AB	1,896	19,785
Bulten AB	717	4,536
Bure Equity AB	3,775	55,149
Byggmax Group AB (A)(B)	5,363	16,011
Catena AB	1,882	61,723
Clas Ohlson AB, B Shares	3,185	30,558
Cloetta AB, B Shares	10,640	30,522
Collector AB (A)	1,870	9,863
Coor Service Management Holding AB (D)	1,376	11,903
Corem Property Group AB, B Shares	3,585	7,828
Dios Fastigheter AB	3,582	31,246
Dometic Group AB (D)	8,866	69,491
Duni AB	2,559	29,174
Dustin Group AB (B)(D)	4,269	34,130
Eastnine AB	1,669	19,363
Enea AB (A)	1,999	29,132
Fagerhult AB	4,609	24,946
FastPartner AB	2,697	24,421
Fingerprint Cards AB, B Shares (A)(B)	26,708	54,105
Granges AB	5,164	52,699
Haldex AB	3,364	17,150
Heba Fastighets AB, Class B	684	5,677
Hembla AB (A)	1,390	30,411
Hemfosa Fastigheter AB	8,774	88,841
HMS Networks AB (B)	1,433	18,484
Hoist Finance AB (A)(B)(D)	2,083	11,833
Inwido AB	3,126	16,824
JM AB	3,363	85,933

136

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
KappAhl AB	2,691	$5,459
Klovern AB, B Shares	34,595	64,546
KNOW IT AB	2,166	40,430
Kungsleden AB	8,561	77,729
Lagercrantz Group AB, B Shares	4,069	51,791
Lindab International AB	6,008	61,230
Loomis AB, B Shares	2,955	103,764
Mekonomen AB (A)(B)	2,150	18,072
Momentum Group AB, Class B	2,270	22,906
Mycronic AB	3,734	46,194
Nederman Holding AB	887	10,516
NetEnt AB (A)	10,634	32,771
New Wave Group AB, B Shares	4,353	24,793
Nobia AB	6,676	38,704
Nobina AB (D)	4,239	26,492
Nolato AB, B Shares	919	49,035
Nordic Waterproofing Holding AS (D)	2,615	22,814
NP3 Fastigheter AB	1,683	16,907
Nyfosa AB (A)	10,620	72,269
OEM International AB, B Shares	1,040	22,500
Peab AB	5,776	51,284
Platzer Fastigheter Holding AB, Series B	5,149	50,301
Pricer AB, B Shares	7,930	10,130
Proact IT Group AB	476	7,357
Qliro Group AB (A)(B)	6,110	5,954
Ratos AB, B Shares	14,845	37,758
RaySearch Laboratories AB (A)	2,452	39,993
Recipharm AB, B Shares	1,796	24,075
Resurs Holding AB (D)	6,236	36,949
Sagax AB, B Shares	5,242	60,148
SAS AB (A)	22,659	28,871
Scandi Standard AB	4,648	32,521
Scandic Hotels Group AB (D)	5,258	42,131
Sectra AB, B Shares (A)	1,006	33,151
Sensys Gatso Group AB (A)	23,414	3,342
SkiStar AB	3,542	45,257
Sweco AB, B Shares	1,131	32,113
Systemair AB	901	12,585
The Thule Group AB (D)	5,686	107,618
Troax Group AB	1,308	13,220
VBG Group AB, B Shares	630	9,242
Vitrolife AB	2,801	45,789
Wihlborgs Fastigheter AB	8,332	135,399
		3,442,585
Switzerland - 5.2%
Allreal Holding AG (A)	841	161,668
ALSO Holding AG (A)	471	67,275
APG SGA SA	136	36,778
Arbonia AG (A)	2,962	35,560
Aryzta AG (A)	42,352	32,264
Ascom Holding AG	2,404	24,871
Autoneum Holding AG (B)	221	24,322
Banque Cantonale de Geneve	142	28,093
Banque Cantonale Vaudoise	105	80,348
Belimo Holding AG	27	148,534
Bell Food Group AG (A)	138	37,478
Bellevue Group AG	467	10,648
Berner Kantonalbank AG	285	61,248
BKW AG	1,315	97,629
Bobst Group SA (B)	632	32,487
Bossard Holding AG, Class A	310	42,709
Bucher Industries AG	463	144,835
Burckhardt Compression Holding AG	82	20,539
Burkhalter Holding AG	218	15,730
Calida Holding AG (A)	285	8,856
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Carlo Gavazzi Holding AG	38	$9,439
Cembra Money Bank AG	1,587	165,388
Clariant AG (A)	535	10,421
Coltene Holding AG (A)	198	16,143
Conzzeta AG	74	64,432
Daetwyler Holding AG	381	62,053
DKSH Holding AG	375	18,719
dormakaba Holding AG (A)	140	90,293
Dufry AG (A)	454	37,978
EFG International AG (A)	4,687	29,041
Emmi AG	145	118,211
Energiedienst Holding AG	559	17,307
Evolva Holding SA (A)(B)	72,989	11,975
Feintool International Holding AG (A)(B)	142	8,052
Fenix Outdoor International AG	225	20,983
Ferrexpo PLC	22,757	45,108
Flughafen Zurich AG	737	136,419
Forbo Holding AG	47	69,799
GAM Holding AG (A)	11,204	44,975
Georg Fischer AG	261	226,251
Gurit Holding AG	22	29,455
Helvetia Holding AG	1,385	191,153
Hiag Immobilien Holding AG	420	47,513
HOCHDORF Holding AG (A)(B)	124	9,750
Huber & Suhner AG	859	55,316
Hypothekarbank Lenzburg AG	3	13,343
Implenia AG	994	37,348
Inficon Holding AG	129	83,643
Interroll Holding AG	48	89,043
Intershop Holding AG	93	50,234
IWG PLC	38,584	193,858
Jungfraubahn Holding AG	153	23,762
Kardex AG	420	57,992
Komax Holding AG (B)	221	46,555
Kongsberg Automotive ASA (A)(B)	29,400	17,457
Kudelski SA (A)(B)	2,497	15,521
LEM Holding SA	34	40,552
Logitech International SA	1,220	49,578
Luzerner Kantonalbank AG	205	85,530
Metall Zug AG, B Shares	12	24,425
Mobilezone Holding AG (A)	3,642	35,866
Mobimo Holding AG (A)	463	130,843
OC Oerlikon Corp. AG	11,683	117,284
Orascom Development Holding AG (A)	533	8,074
Orell Fuessli Holding AG (B)	92	8,343
Orior AG (A)	425	36,319
Phoenix Mecano AG	38	14,842
Plazza AG, Class A	68	17,302
PSP Swiss Property AG	2,555	324,388
Rieter Holding AG	251	36,010
Romande Energie Holding SA	34	42,245
Schaffner Holding AG (A)	40	8,250
Schmolz + Bickenbach AG (A)(B)	39,436	8,812
Schweiter Technologies AG	48	45,744
SFS Group AG	602	48,014
Siegfried Holding AG (A)	266	104,684
St. Galler Kantonalbank AG, Class A	125	54,852
Sulzer AG	877	86,322
Sunrise Communications Group AG (A)(D)	1,661	129,246
Swiss Prime Site AG (A)	264	25,836
Swissquote Group Holding SA	588	24,455
Tamedia AG	201	19,818
u-blox Holding AG (A)	431	31,120

137

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Valiant Holding AG	867	$86,184
Valora Holding AG (A)	193	52,309
VAT Group AG (A)(D)	1,510	190,433
Vaudoise Assurances Holding SA	64	35,000
Vetropack Holding AG	10	26,487
Von Roll Holding AG (A)	7,878	7,100
Vontobel Holding AG	1,375	74,461
VZ Holding AG	161	48,147
Walliser Kantonalbank	203	23,179
Warteck Invest AG (A)	8	15,945
Ypsomed Holding AG (A)	276	35,625
Zehnder Group AG	615	24,634
Zug Estates Holding AG, B Shares (A)	16	32,542
Zuger Kantonalbank AG	9	54,798
		5,542,400
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (A)(C)	138,000	0
United Kingdom - 15.4%
4imprint Group PLC	1,523	56,260
A.G. Barr PLC	4,718	33,584
AA PLC	34,743	25,627
Afren PLC (A)(C)	55,554	0
Aggreko PLC	12,621	128,927
Alizyme PLC (A)(C)	22,479	0
Alliance Pharma PLC	8,718	7,714
Anglo Pacific Group PLC	12,147	29,403
Anglo-Eastern Plantations PLC	1,225	6,717
Arrow Global Group PLC	6,931	18,477
Ashmore Group PLC	18,787	116,884
AVEVA Group PLC	334	15,177
Avon Rubber PLC	2,322	47,407
B&M European Value Retail SA	35,363	164,886
Babcock International Group PLC	19,872	136,288
Balfour Beatty PLC	34,581	94,304
BBA Aviation PLC	55,280	212,105
BCA Marketplace PLC	3,977	11,518
Beazley PLC	22,416	171,314
Bellway PLC	5,972	245,508
Bodycote PLC	9,417	82,910
boohoo Group PLC (A)	27,067	88,186
Bovis Homes Group PLC	14,876	203,835
Braemar Shipping Services PLC	1,328	3,221
Brewin Dolphin Holdings PLC	15,066	58,903
Britvic PLC	13,590	164,196
Cairn Energy PLC (A)	28,458	67,025
Capital & Counties Properties PLC	29,159	84,319
Card Factory PLC	14,688	30,275
CareTech Holdings PLC	4,102	18,247
Carillion PLC (A)(C)	35,521	4,188
Central Asia Metals PLC	1,507	3,850
Charles Taylor PLC	4,285	16,868
Chemring Group PLC	13,921	33,718
Chesnara PLC	5,125	17,745
Cineworld Group PLC	27,060	75,757
Circassia Pharmaceuticals PLC (A)	9,034	1,870
Clarkson PLC	1,348	40,661
Close Brothers Group PLC	7,194	124,544
CLS Holdings PLC	10,759	31,440
CMC Markets PLC (D)	7,009	9,123
Cobham PLC (A)	120,169	231,598
Computacenter PLC	3,268	51,849
Concentric AB	3,084	37,580
Consort Medical PLC	2,133	19,745
ConvaTec Group PLC (D)	44,809	96,505
Costain Group PLC	4,797	9,189
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Countryside Properties PLC (D)	15,648	$64,594
Countrywide PLC (A)	23,471	1,144
Cranswick PLC	2,685	97,345
Crest Nicholson Holdings PLC	16,969	79,213
CYBG PLC	28,550	40,231
Daejan Holdings PLC	569	35,156
Daily Mail & General Trust PLC, Class A	9,763	102,384
Dart Group PLC	2,992	33,634
De La Rue PLC	6,976	19,199
Debenhams PLC (A)(C)	76,182	0
Devro PLC	12,253	28,710
DFS Furniture PLC	12,509	34,006
Dialight PLC (A)	105	439
Dialog Semiconductor PLC (A)	5,144	243,625
Dignity PLC	3,439	21,559
Diploma PLC	12,001	245,479
DiscoverIE Group PLC	5,627	29,613
Dixons Carphone PLC	27,350	39,958
Domino's Pizza Group PLC	21,324	66,817
Drax Group PLC	21,413	72,720
Dunelm Group PLC	5,863	60,357
EI Group PLC (A)	24,326	84,145
Electrocomponents PLC	24,912	196,947
Elementis PLC	35,393	64,402
EMIS Group PLC	1,913	23,904
EnQuest PLC (A)	109,392	25,655
Equiniti Group PLC (D)	10,616	28,302
Essentra PLC	14,966	78,196
Euromoney Institutional Investor PLC	4,334	78,794
FDM Group Holdings PLC	3,208	29,191
Fevertree Drinks PLC	3,631	108,007
Firstgroup PLC (A)	97,925	165,609
Forterra PLC (D)	6,408	22,436
Foxtons Group PLC (A)	23,551	14,466
Fuller Smith & Turner PLC, Class A	1,525	22,799
G4S PLC	73,635	171,490
Galliford Try PLC	5,675	46,637
Games Workshop Group PLC	3,497	202,562
Gamesys Group PLC (A)	3,107	28,208
Gamma Communications PLC	597	8,072
Gem Diamonds, Ltd. (A)	12,666	10,766
Genus PLC	561	19,307
GoCo Group PLC	23,140	22,893
Grainger PLC	32,768	99,127
Greene King PLC	20,833	216,852
Greggs PLC	6,454	165,924
Gulf Keystone Petroleum, Ltd.	7,420	20,839
Halfords Group PLC	15,547	32,492
Hastings Group Holdings PLC (D)	4,335	10,977
Hays PLC	77,290	143,285
Headlam Group PLC	6,602	36,823
Helical PLC	8,263	39,589
Henry Boot PLC	5,301	16,159
Hill & Smith Holdings PLC	4,882	75,002
Hilton Food Group PLC	1,880	22,979
Hollywood Bowl Group PLC	8,153	23,275
HomeServe PLC	15,202	221,641
Horizon Discovery Group PLC (A)	5,948	11,364
Howden Joinery Group PLC	61,533	423,496
Hunting PLC	8,331	46,890
Huntsworth PLC	20,713	21,710
Hurricane Energy PLC (A)	21,839	11,388
Hyve Group PLC	58,711	61,551
Ibstock PLC (D)	19,043	55,314

138

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
IG Group Holdings PLC	17,144	$127,017
IMI PLC	13,430	158,524
Inchcape PLC	23,434	181,913
Indivior PLC (A)	37,592	22,419
Inmarsat PLC	15,832	113,903
Intermediate Capital Group PLC	17,568	314,142
International Personal Finance PLC	12,526	17,053
iomart Group PLC	2,265	10,015
IP Group PLC (A)	7,609	5,969
J.D. Wetherspoon PLC	3,666	69,892
James Fisher & Sons PLC	4,181	105,438
James Halstead PLC	2,706	16,775
JD Sports Fashion PLC	17,465	161,198
John Laing Group PLC (D)	9,818	44,391
John Menzies PLC	7,323	36,352
John Wood Group PLC	27,017	125,956
Johnson Service Group PLC	7,514	16,086
Jupiter Fund Management PLC	22,824	99,765
Just Group PLC (A)	20,396	13,286
Kainos Group PLC	4,099	22,710
KAZ Minerals PLC	11,463	61,131
Keller Group PLC	4,206	29,238
Kier Group PLC (B)	12,017	17,275
Kin & Carta PLC	3,492	3,493
Lancashire Holdings, Ltd.	9,054	82,407
Lookers PLC	22,449	15,637
Low & Bonar PLC	44,351	7,976
LSL Property Services PLC	6,404	16,959
M&C Saatchi PLC	253	540
Man Group PLC	80,474	172,770
Marshalls PLC	12,527	101,844
Marston's PLC	37,566	57,031
McBride PLC (A)	14,770	9,697
McCarthy & Stone PLC (D)	19,899	35,481
Mears Group PLC	8,289	26,159
Meggitt PLC	15,323	119,534
Merlin Entertainments PLC (D)	37,023	206,002
Metro Bank PLC (A)	674	1,655
Millennium & Copthorne Hotels PLC	7,233	61,152
Mitchells & Butlers PLC (A)	12,079	56,848
Mitie Group PLC	21,415	38,613
MJ Gleeson PLC	2,770	27,543
Moneysupermarket.com Group PLC	30,606	142,333
Morgan Advanced Materials PLC	14,263	45,741
Morgan Sindall Group PLC	2,826	42,388
N. Brown Group PLC	9,633	13,264
Naked Wines PLC	3,126	9,543
National Express Group PLC	23,513	125,122
NCC Group PLC	13,335	28,583
Next Fifteen Communications Group PLC	2,559	15,709
Non-Standard Finance PLC (D)	12,541	6,159
Northgate PLC	8,929	36,196
On the Beach Group PLC (D)	5,451	25,588
OneSavings Bank PLC	13,146	59,751
Oxford Instruments PLC	4,212	66,145
Pagegroup PLC	14,252	76,828
Pan African Resources PLC (A)	85,815	11,914
Paragon Banking Group PLC	16,092	95,425
PayPoint PLC	2,581	28,866
Pendragon PLC	102,667	11,483
Pennon Group PLC	22,187	225,414
Petrofac, Ltd.	12,318	60,482
Pets at Home Group PLC	18,331	46,820
Phoenix Group Holdings PLC	20,820	176,963
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Photo-Me International PLC	18,684	$22,111
Polypipe Group PLC	12,035	59,891
Porvair PLC	2,468	18,408
Premier Asset Management Group PLC (B)	4,273	9,856
Premier Foods PLC (A)	41,106	16,358
Premier Oil PLC (A)	52,556	50,238
Provident Financial PLC	7,268	36,409
PZ Cussons PLC	16,024	39,937
QinetiQ Group PLC	27,714	98,399
Quilter PLC (D)	73,775	123,508
Rank Group PLC	7,303	17,036
Rathbone Brothers PLC	2,988	81,649
Reach PLC	27,680	30,271
Redrow PLC	24,688	187,491
Renew Holdings PLC	4,150	19,688
Renewi PLC	86,394	32,084
Renishaw PLC	1,380	62,152
Ricardo PLC	2,982	23,251
Rightmove PLC	6,409	43,365
RM PLC	8,752	29,151
Robert Walters PLC	4,693	31,692
Rotork PLC	41,331	158,091
Royal Mail PLC	3,828	9,939
RPS Group PLC	15,418	27,865
Saga PLC	35,682	22,226
Savannah Petroleum PLC (A)	25,207	7,121
Savills PLC	9,220	99,625
Scapa Group PLC	9,781	25,856
SDL PLC	7,019	46,318
Senior PLC	21,835	50,391
Severfield PLC	11,941	10,437
SIG PLC	58,251	90,084
Sirius Minerals PLC (A)	39,403	1,931
Smart Metering Systems PLC	1,773	8,739
Soco International PLC	16,636	13,037
Softcat PLC	5,177	63,785
Spectris PLC	6,138	184,248
Speedy Hire PLC	24,369	15,435
Spire Healthcare Group PLC (D)	8,597	11,806
Spirent Communications PLC	44,968	109,853
Sportech PLC (A)	11,390	4,285
Sports Direct International PLC (A)	10,048	34,532
SSP Group PLC	24,866	189,345
St. Modwen Properties PLC	9,201	49,113
Stagecoach Group PLC	27,597	45,402
SThree PLC	8,144	30,327
Stobart Group, Ltd.	19,806	30,916
Stock Spirits Group PLC	6,082	17,347
Stolt-Nielsen, Ltd.	2,414	27,761
Studio Retail Group PLC (A)	8,139	19,874
STV Group PLC	2,685	12,770
Superdry PLC	3,110	15,746
Synthomer PLC	15,208	60,594
TalkTalk Telecom Group PLC	31,116	40,122
Tate & Lyle PLC	50,791	459,510
Ted Baker PLC	1,843	21,992
Telecom Plus PLC	6,067	91,616
Telit Communications PLC (A)	5,999	12,167
The Go-Ahead Group PLC	3,820	94,654
The Gym Group PLC (D)	3,234	10,051
The Restaurant Group PLC	8,885	15,541
The Vitec Group PLC	2,842	43,614
The Weir Group PLC	78	1,366
Thomas Cook Group PLC (A)(C)	58,171	0

139

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Topps Tiles PLC	15,591	$13,024
TORM PLC (A)	2,744	23,196
TP ICAP PLC	27,270	114,161
Travis Perkins PLC	16,496	261,660
Trifast PLC	7,237	17,199
TT Electronics PLC	14,769	45,439
Tullow Oil PLC (B)	72,437	189,848
U & I Group PLC	12,008	23,131
Ultra Electronics Holdings PLC	3,309	82,178
Vectura Group PLC (A)	41,947	44,211
Vesuvius PLC	12,719	71,251
Victrex PLC	8,998	238,265
Volex PLC (A)	3,136	3,331
Vp PLC	637	6,342
Watkin Jones PLC	6,905	19,095
WH Smith PLC	5,673	138,620
William Hill PLC	45,198	104,251
Wilmington PLC	8,076	22,300
Wincanton PLC	10,534	29,051
Xaar PLC (A)	5,629	2,879
Zeal Network SE	349	6,513
		16,591,923
United States - 0.4%
Alacer Gold Corp. (A)	21,191	85,573
Argonaut Gold, Inc. (A)	12,132	19,230
Burford Capital, Ltd.	2,002	20,212
Cott Corp.	6,607	82,385
Diversified Gas & Oil PLC	3,018	4,072
Energy Fuels, Inc. (A)(B)	730	1,411
Invesque, Inc.	2,000	13,400
Kingsway Financial Services, Inc. (A)	425	939
PureTech Health PLC (A)	5,400	16,830
REC Silicon ASA (A)(B)	13,597	6,710
Samsonite International SA (D)	32,400	68,640
Sims Metal Management, Ltd.	9,104	63,980
		383,382
TOTAL COMMON STOCKS (Cost $115,218,326)		$105,533,039
PREFERRED SECURITIES - 0.2%
Germany - 0.2%
Biotest AG	486	11,656
Draegerwerk AG & Company KGaA	721	31,994
FUCHS PETROLUB SE	1,727	64,769
Jungheinrich AG	2,134	46,019
International Small Company Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Germany (continued)
Sixt SE	838	$55,083
STO SE & Company KGaA	124	12,961
Villeroy & Boch AG	625	8,580
		231,062
TOTAL PREFERRED SECURITIES (Cost $260,567)		$231,062
RIGHTS - 0.0%
Chip Eng Seng Corp., Ltd. (Expiration Date: 10-11-19; Strike Price: SGD 0.63) (A)	8,250	6
CSG, Ltd. (Expiration Date: 10-21-19; Strike Price: AUD 0.82) (A)	2,196	267
Tahoe Resources, Inc. (Expiration Date: 12-31-49) (A)(C)(E)	19,100	7,250
TOTAL RIGHTS (Cost $0)		$7,523
SECURITIES LENDING COLLATERAL - 7.1%
John Hancock Collateral Trust, 2.1169% (F)(G)	767,500	7,680,147
TOTAL SECURITIES LENDING COLLATERAL (Cost $7,680,447)		$7,680,147
Total Investments (International Small Company Trust) (Cost $123,159,340) - 105.4%		$113,451,771
Other assets and liabilities, net - (5.4%)		(5,851,870)
TOTAL NET ASSETS - 100.0%		$107,599,901
Currency Abbreviations
AUD	Australian Dollar
SGD	Singapore Dollar
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $7,078,151.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	10	Long	Dec 2019	$955,482	$948,950	$(6,532)
						$(6,532)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
International Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 93.4%
Canada - 4.8%
Alamos Gold, Inc., Class A (A)	535,300	$3,104,740
International Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Husky Energy, Inc.	439,500	$3,091,776

140

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Wheaton Precious Metals Corp. (A)	290,100	$7,606,955
		13,803,471
China - 3.7%
Baidu, Inc., ADR (B)	31,360	3,222,554
China Telecom Corp., Ltd., H Shares	6,676,427	3,040,174
Sinopec Engineering Group Company, Ltd., H Shares	3,615,800	2,271,667
Sinopharm Group Company, Ltd., H Shares	676,400	2,114,408
		10,648,803
Denmark - 1.1%
A.P. Moller - Maersk A/S, Series B (A)	2,585	2,922,170
The Drilling Company of 1972 A/S (B)	5,060	283,584
		3,205,754
France - 10.2%
BNP Paribas SA	195,054	9,482,947
Cie de Saint-Gobain	79,800	3,127,590
Cie Generale des Etablissements Michelin SCA	35,049	3,902,476
Sanofi	46,214	4,280,947
TOTAL SA	95,871	4,991,708
Veolia Environnement SA	151,979	3,849,889
		29,635,557
Germany - 6.1%
Bayer AG	94,003	6,622,824
E.ON SE	363,729	3,536,407
Merck KGaA	43,245	4,871,555
Telefonica Deutschland Holding AG	917,992	2,559,090
		17,589,876
Hong Kong - 5.7%
China Mobile, Ltd.	472,500	3,914,073
CK Asset Holdings, Ltd.	677,500	4,590,125
CK Hutchison Holdings, Ltd.	819,000	7,230,239
Value Partners Group, Ltd.	1,681,900	848,337
		16,582,774
India - 0.7%
Hero MotoCorp, Ltd.	56,929	2,162,953
Ireland - 0.9%
Bank of Ireland Group PLC	625,544	2,478,673
Israel - 0.7%
Teva Pharmaceutical Industries, Ltd., ADR (A)(B)	277,758	1,910,975
Italy - 2.1%
Eni SpA	402,518	6,152,416
Japan - 14.0%
Astellas Pharma, Inc.	193,600	2,769,285
Kirin Holdings Company, Ltd.	149,300	3,177,078
Matsumotokiyoshi Holdings Company, Ltd.	61,800	2,267,855
Mitsui Fudosan Company, Ltd.	172,100	4,283,074
Panasonic Corp.	526,700	4,292,441
Seven & i Holdings Company, Ltd.	81,900	3,138,840
Sumitomo Metal Mining Company, Ltd.	123,800	3,866,427
Sumitomo Mitsui Financial Group, Inc.	143,400	4,927,528
Sundrug Company, Ltd.	92,300	2,912,376
Suntory Beverage & Food, Ltd.	62,900	2,692,867
Takeda Pharmaceutical Company, Ltd.	182,243	6,253,793
		40,581,564
Luxembourg - 2.2%
SES SA	230,788	4,206,691
International Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg (continued)
Tenaris SA	196,023	$2,079,107
		6,285,798
Malta - 0.0%
BGP Holdings PLC (B)(C)	2,126,418	0
Netherlands - 9.0%
Flow Traders (D)	112,725	2,949,926
ING Groep NV	807,040	8,430,959
NXP Semiconductors NV	47,400	5,172,288
Royal Dutch Shell PLC, B Shares	225,938	6,677,664
SBM Offshore NV	183,998	3,051,341
		26,282,178
Norway - 1.5%
Equinor ASA	237,210	4,493,275
Portugal - 1.0%
Galp Energia SGPS SA	197,778	2,974,423
Singapore - 1.1%
Singapore Telecommunications, Ltd.	1,467,300	3,292,229
Singapore Telecommunications, Ltd., ADR	2,200	49,115
		3,341,344
South Korea - 10.1%
Hana Financial Group, Inc.	122,908	3,618,040
KB Financial Group, Inc., ADR	218,051	7,788,782
Korea Electric Power Corp. (B)	111,227	2,406,349
Lotte Chemical Corp.	17,403	3,432,089
Samsung Electronics Company, Ltd.	224,221	9,180,517
Shinhan Financial Group Company, Ltd.	81,326	2,841,774
		29,267,551
Switzerland - 3.0%
Roche Holding AG	17,846	5,196,125
UBS Group AG (B)	311,589	3,537,919
		8,734,044
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	659,000	5,852,931
Thailand - 0.6%
Kasikornbank PCL, Foreign Quota Shares	93,000	478,422
Kasikornbank PCL, NVDR	240,400	1,230,339
		1,708,761
United Kingdom - 12.9%
BAE Systems PLC	415,598	2,910,538
Barclays PLC	1,520,800	2,802,061
BP PLC	1,248,730	7,905,374
Johnson Matthey PLC	126,772	4,761,646
Kingfisher PLC	1,327,975	3,374,879
Standard Chartered PLC	1,042,875	8,753,771
Vodafone Group PLC	3,537,096	7,046,943
		37,555,212
TOTAL COMMON STOCKS (Cost $298,004,572)		$271,248,333
SECURITIES LENDING COLLATERAL - 0.7%
John Hancock Collateral Trust, 2.1169% (E)(F)	206,667	2,068,053
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,068,079)		$2,068,053

141

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 6.7%
U.S. Government Agency - 6.7%
Federal Home Loan Bank Discount Note 1.500%, 10/01/2019 *	$19,300,000	$19,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,300,000)		$19,300,000
Total Investments (International Value Trust) (Cost $319,372,651) - 100.8%		$292,616,386
Other assets and liabilities, net - (0.8%)		(2,286,839)
TOTAL NET ASSETS - 100.0%		$290,329,547
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $1,998,645.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 9-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 64.1%
U.S. Government – 29.0%
U.S. Treasury Bonds
2.250%, 08/15/2046	$975,000	$1,000,594
2.500%, 02/15/2045 (A)	1,204,000	1,296,558
2.500%, 02/15/2046	648,000	698,195
2.875%, 05/15/2043	1,170,000	1,342,346
3.000%, 11/15/2044 to 02/15/2049	3,473,000	4,132,346
3.000%, 11/15/2045 (A)	3,372,000	3,980,277
3.125%, 08/15/2044 (A)	5,535,000	6,636,811
3.125%, 05/15/2048	2,360,000	2,870,811
3.625%, 08/15/2043	680,000	877,625
3.750%, 11/15/2043 (A)	3,789,000	4,987,419
4.375%, 11/15/2039 (A)	2,205,000	3,095,183
5.375%, 02/15/2031	3,000	4,137
U.S. Treasury Inflation Protected Securities
0.375%, 07/15/2027 (A)	7,593,312	7,720,999
0.625%, 01/15/2026	1,997,501	2,049,327
0.875%, 01/15/2029	1,346,280	1,430,893
1.000%, 02/15/2049	443,509	501,857
U.S. Treasury Notes
1.875%, 01/31/2022 to 02/28/2022	7,435,000	7,477,519
2.000%, 06/30/2024 to 02/15/2025 (A)	9,527,000	9,725,324
2.250%, 04/15/2022 to 08/15/2027	3,105,000	3,182,119
2.625%, 02/15/2029	6,305,000	6,825,655
2.750%, 02/15/2024	66,000	69,285
2.875%, 08/15/2028	2,090,000	2,298,429
3.125%, 05/15/2021 (A)	4,240,000	4,333,413
		76,537,122
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 35.1%
Federal Home Loan Mortgage Corp.
3.000%, TBA (B)		$4,500,000	$4,570,328
3.500%, 03/01/2048 to 06/01/2048		4,715,813	4,867,808
5.000%, 12/01/2034		157,561	172,889
6.500%, 04/01/2029 to 08/01/2034		10,402	12,017
7.500%, 12/01/2025 to 05/01/2028		4,046	4,480
Federal National Mortgage Association
2.500%, TBA (B)		4,300,000	4,336,779
2.500%, 07/01/2030 to 04/01/2045		1,558,596	1,563,363
2.660%, 03/01/2027		815,000	844,265
2.720%, 03/01/2027		746,225	769,860
3.000%, TBA (B)		25,500,000	25,935,192
3.500%, 06/01/2046 to 05/01/2048		11,496,672	11,900,968
4.000%, TBA (B)		5,800,000	6,018,354
4.500%, TBA (B)		3,300,000	3,474,538
5.000%, TBA (B)		1,800,000	1,928,109
Government National Mortgage Association
3.000%, TBA (B)		11,500,000	11,802,773
3.500%, TBA (B)		5,400,000	5,594,406
4.000%, 11/15/2040 to 07/20/2049		3,661,501	3,825,678
4.500%, TBA (B)		4,600,000	4,806,641
6.000%, 08/15/2032 to 04/15/2035		63,705	72,187
6.500%, 06/15/2028 to 02/15/2035		28,127	31,270
7.000%, 11/15/2031 to 11/15/2033		155,719	174,262
			92,706,167
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $164,264,805)			$169,243,289
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Argentina – 0.0%
Republic of Argentina 5.250%, 01/15/2028	EUR	135,000	56,668
Dominican Republic – 0.2%
Government of Dominican Republic 6.400%, 06/05/2049 (C)		$425,000	452,629
Egypt – 0.2%
Arab Republic of Egypt 16.100%, 05/07/2029	EGP	6,145,000	409,769
Ghana – 0.1%
Republic of Ghana 7.625%, 05/16/2029		$265,000	265,034
Hungary – 0.0%
Republic of Hungary 6.375%, 03/29/2021		86,000	91,276
Italy – 0.0%
Republic of Italy (6 month EURIBOR + 1.200%) 0.969%, 11/15/2019 (D)	EUR	15,000	16,369
Romania – 0.5%
Government of Romania
3.875%, 10/29/2035		255,000	333,578
4.625%, 04/03/2049 (C)		151,000	213,138
4.625%, 04/03/2049		435,000	615,640
6.125%, 01/22/2044		$94,000	122,739
			1,285,095
Senegal – 0.1%
Republic of Senegal 6.250%, 05/23/2033		255,000	256,933
Tunisia – 0.1%
Banque Centrale de Tunisie
6.375%, 07/15/2026	EUR	130,000	136,914

142

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Tunisia (continued)
Banque Centrale de Tunisie (continued)
6.750%, 10/31/2023 (C)	EUR	190,000	$208,721
			345,635
United Arab Emirates – 0.1%
Abu Dhabi Government 3.125%, 09/30/2049 (C)		$330,000	319,688
Uruguay – 0.0%
Republic of Uruguay 4.975%, 04/20/2055		25,000	29,282
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,525,749)			$3,528,378
CORPORATE BONDS – 28.4%
Communication services – 3.4%
AT&T, Inc.
2.950%, 07/15/2026		280,000	284,007
3.800%, 02/15/2027		5,000	5,298
3.875%, 01/15/2026		70,000	74,261
4.125%, 02/17/2026		255,000	275,417
4.300%, 02/15/2030		320,000	352,177
4.350%, 03/01/2029 to 06/15/2045		350,000	383,036
AT&T, Inc. (3 month LIBOR + 0.650%) 2.953%, 01/15/2020 (D)		75,000	75,111
AT&T, Inc. (3 month LIBOR + 0.750%) 2.888%, 06/01/2021 (D)		45,000	45,216
CBS Corp.
3.700%, 06/01/2028		110,000	114,677
4.200%, 06/01/2029		125,000	135,668
Charter Communications Operating LLC
4.908%, 07/23/2025		30,000	32,969
5.125%, 07/01/2049		75,000	79,900
5.750%, 04/01/2048		125,000	142,448
6.484%, 10/23/2045		25,000	30,462
Comcast Cable Communications LLC 8.500%, 05/01/2027		96,000	133,395
Comcast Corp.
3.200%, 07/15/2036		55,000	56,408
3.950%, 10/15/2025		115,000	125,212
4.049%, 11/01/2052		45,000	50,076
4.150%, 10/15/2028		70,000	78,542
4.250%, 10/15/2030		100,000	113,821
4.600%, 10/15/2038		115,000	137,800
4.650%, 07/15/2042		35,000	41,915
4.950%, 10/15/2058		95,000	121,882
Cox Communications, Inc.
3.150%, 08/15/2024 (C)		461,000	472,161
4.800%, 02/01/2035 (C)		30,000	32,631
Discovery Communications LLC
3.800%, 03/13/2024		80,000	83,571
3.950%, 06/15/2025		12,000	12,640
5.000%, 09/20/2037		140,000	150,599
5.300%, 05/15/2049		50,000	55,403
6.350%, 06/01/2040		220,000	268,988
DISH DBS Corp. 6.750%, 06/01/2021		66,000	69,452
Fox Corp. 4.030%, 01/25/2024 (C)		305,000	324,474
Sprint Corp. 7.125%, 06/15/2024		85,000	91,613
Sprint Spectrum Company LLC 5.152%, 03/20/2028 (C)		295,000	320,075
Telecom Italia Capital SA
6.000%, 09/30/2034		15,000	15,975
7.721%, 06/04/2038		25,000	30,250
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (C)		$200,000	$213,750
Telefonica Emisiones SA
5.520%, 03/01/2049		230,000	280,314
7.045%, 06/20/2036		170,000	235,440
Tencent Holdings, Ltd.
3.595%, 01/19/2028 (C)		200,000	209,008
3.975%, 04/11/2029 (C)		400,000	428,943
Time Warner Cable LLC
4.500%, 09/15/2042		415,000	408,108
5.875%, 11/15/2040		195,000	218,194
Verizon Communications, Inc.
3.875%, 02/08/2029		135,000	148,263
4.016%, 12/03/2029		180,000	200,124
4.272%, 01/15/2036		160,000	180,199
4.400%, 11/01/2034		225,000	256,476
4.500%, 08/10/2033		55,000	64,002
4.672%, 03/15/2055		72,000	86,325
4.812%, 03/15/2039		120,000	143,903
5.012%, 08/21/2054		170,000	214,126
5.250%, 03/16/2037		70,000	87,001
Verizon Communications, Inc. (3 month LIBOR + 0.550%) 2.700%, 05/22/2020 (D)		55,000	55,148
Viacom, Inc.
4.250%, 09/01/2023 (E)		300,000	318,153
4.375%, 03/15/2043		84,000	86,554
Videotron, Ltd. 5.375%, 06/15/2024 (C)		40,000	43,726
Vodafone Group PLC 4.250%, 09/17/2050		90,000	91,737
WMG Acquisition Corp.
4.875%, 11/01/2024 (C)		65,000	67,194
5.000%, 08/01/2023 (C)		10,000	10,225
			8,864,443
Consumer discretionary – 1.1%
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027		235,000	244,103
4.200%, 12/06/2047		200,000	226,893
Amazon.com, Inc. 3.875%, 08/22/2037		290,000	333,201
Daimler Canada Finance, Inc. 1.800%, 12/16/2019	CAD	100,000	75,430
Ford Motor Company 5.291%, 12/08/2046		$75,000	69,441
Ford Motor Credit Company LLC
3.815%, 11/02/2027		200,000	189,667
4.542%, 08/01/2026		200,000	199,903
General Motors Company
5.200%, 04/01/2045		125,000	123,392
5.950%, 04/01/2049		40,000	42,831
6.250%, 10/02/2043		140,000	152,965
6.750%, 04/01/2046		180,000	205,820
General Motors Financial Company, Inc. (3 month LIBOR + 1.560%) 3.863%, 01/15/2020 (D)		100,000	100,327
General Motors Financial of Canada, Ltd. 3.080%, 05/22/2020	CAD	50,000	37,884
Las Vegas Sands Corp. 3.500%, 08/18/2026		$120,000	121,900
Lennar Corp. 4.750%, 11/29/2027		25,000	26,813
Lowe's Companies, Inc.
3.375%, 09/15/2025		370,000	388,539

143

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lowe's Companies, Inc. (continued)
3.700%, 04/15/2046		$15,000	$15,086
McDonald's Corp. 3.350%, 04/01/2023		180,000	187,874
PulteGroup, Inc. 5.500%, 03/01/2026		20,000	21,850
Service Corp. International 5.125%, 06/01/2029		5,000	5,344
The William Carter Company 5.625%, 03/15/2027 (C)		15,000	16,050
Toll Brothers Finance Corp. 4.875%, 11/15/2025		50,000	53,500
VOC Escrow, Ltd. 5.000%, 02/15/2028 (C)		10,000	10,326
VW Credit Canada, Inc. 2.500%, 10/01/2019	CAD	200,000	150,957
			3,000,096
Consumer staples – 1.8%
Alimentation Couche-Tard, Inc. 3.319%, 11/01/2019		40,000	30,216
Altria Group, Inc.
2.625%, 09/16/2026		$80,000	77,396
3.875%, 09/16/2046		70,000	64,423
4.400%, 02/14/2026		100,000	106,899
4.800%, 02/14/2029		280,000	307,056
5.375%, 01/31/2044		185,000	205,769
5.800%, 02/14/2039		250,000	289,899
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042		299,000	307,974
4.600%, 04/15/2048		145,000	167,148
4.750%, 04/15/2058		155,000	180,483
5.450%, 01/23/2039		668,000	845,145
BAT Capital Corp.
2.789%, 09/06/2024		385,000	381,334
4.390%, 08/15/2037		400,000	388,351
Conagra Brands, Inc.
4.300%, 05/01/2024		95,000	101,945
4.600%, 11/01/2025		30,000	32,996
Conagra Brands, Inc. (3 month LIBOR + 0.750%) 3.028%, 10/22/2020 (D)		30,000	30,006
Constellation Brands, Inc. 2.650%, 11/07/2022		155,000	156,735
Molson Coors Brewing Company 3.000%, 07/15/2026		270,000	272,641
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)		630,000	660,713
Reynolds American, Inc. 4.000%, 06/12/2022		40,000	41,672
			4,648,801
Energy – 2.7%
Canadian Natural Resources, Ltd.
2.050%, 06/01/2020	CAD	50,000	37,685
2.600%, 12/03/2019		100,000	75,537
2.890%, 08/14/2020		55,000	41,729
3.850%, 06/01/2027		$100,000	105,493
Cimarex Energy Company 4.375%, 03/15/2029 (E)		215,000	226,319
Continental Resources, Inc.
4.375%, 01/15/2028		230,000	237,651
4.500%, 04/15/2023		15,000	15,582
5.000%, 09/15/2022		25,000	25,220
DCP Midstream Operating LP
4.950%, 04/01/2022		20,000	20,650
5.600%, 04/01/2044		30,000	28,050
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc. 4.530%, 03/09/2020	CAD	60,000	$45,724
Encana Corp. 3.900%, 11/15/2021		$130,000	133,173
Energy Transfer Operating LP
4.200%, 09/15/2023		95,000	99,945
4.500%, 04/15/2024		100,000	106,558
5.250%, 04/15/2029		225,000	253,817
6.250%, 04/15/2049		45,000	54,637
Enterprise Products Operating LLC 3.125%, 07/31/2029		185,000	189,200
EQM Midstream Partners LP
4.125%, 12/01/2026		125,000	116,303
4.750%, 07/15/2023		30,000	30,113
5.500%, 07/15/2028		145,000	145,047
Hess Corp.
5.600%, 02/15/2041		20,000	22,171
6.000%, 01/15/2040		15,000	17,385
7.125%, 03/15/2033		293,000	365,764
7.300%, 08/15/2031		100,000	123,568
Marathon Oil Corp. 3.850%, 06/01/2025		141,000	146,619
Marathon Petroleum Corp. 3.800%, 04/01/2028		40,000	41,700
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (C)		205,000	206,634
MPLX LP
4.250%, 12/01/2027 (C)		160,000	169,691
4.700%, 04/15/2048		105,000	109,677
5.200%, 03/01/2047		40,000	44,213
5.200%, 12/01/2047 (C)		40,000	43,783
6.250%, 10/15/2022 (C)		15,000	15,376
MPLX LP (3 month LIBOR + 0.900%) 3.002%, 09/09/2021 (D)		10,000	10,033
Noble Energy, Inc. 5.050%, 11/15/2044		205,000	223,756
Occidental Petroleum Corp.
3.500%, 08/15/2029		115,000	116,764
6.950%, 07/01/2024		205,000	240,513
Occidental Petroleum Corp. (3 month LIBOR + 0.950%) 3.137%, 02/08/2021 (D)		10,000	10,064
ONEOK, Inc. 3.400%, 09/01/2029		100,000	98,968
Petroleos Mexicanos
6.750%, 09/21/2047		192,000	184,282
6.840%, 01/23/2030 (C)		405,000	418,851
7.690%, 01/23/2050 (C)		50,000	52,140
Phillips 66 Partners LP
2.450%, 12/15/2024		155,000	154,387
3.150%, 12/15/2029		75,000	73,806
QEP Resources, Inc. 5.375%, 10/01/2022 (E)		40,000	38,262
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028		75,000	79,512
5.625%, 03/01/2025		50,000	56,191
Saudi Arabian Oil Company 2.875%, 04/16/2024 (C)		200,000	202,256
SM Energy Company 6.125%, 11/15/2022		35,000	33,542
Sunoco Logistics Partners Operations LP 4.000%, 10/01/2027		115,000	119,051
Texas Eastern Transmission LP
2.800%, 10/15/2022 (C)		50,000	50,446
3.500%, 01/15/2028 (C)		55,000	57,204

144

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
The Williams Companies, Inc. 5.100%, 09/15/2045		$140,000	$153,371
TransCanada PipeLines, Ltd.
4.625%, 03/01/2034		235,000	266,827
4.750%, 05/15/2038		65,000	74,251
6.100%, 06/01/2040		20,000	25,871
Tullow Oil PLC 7.000%, 03/01/2025 (C)		200,000	203,300
Valero Energy Corp.
4.000%, 04/01/2029		80,000	85,046
4.350%, 06/01/2028		25,000	27,161
Valero Energy Partners LP 4.500%, 03/15/2028		230,000	251,391
Western Midstream Operating LP
4.500%, 03/01/2028 (E)		250,000	241,033
4.750%, 08/15/2028		140,000	137,818
5.500%, 08/15/2048		15,000	13,310
WPX Energy, Inc. 5.250%, 09/15/2024		45,000	46,112
YPF SA 16.500%, 05/09/2022 (C)	ARS	6,797,946	35,810
			7,076,343
Financials – 9.5%
Asian Development Bank 3.000%, 01/17/2023	NZD	1,935,000	1,278,043
Banco Bilbao Vizcaya Argentaria SA (6.125% to 11-16-27, then 5 Year U.S. Swap Rate + 3.870%) 11/16/2027 (F)		$200,000	191,750
Banco Bilbao Vizcaya Argentaria SA (8.875% to 4-14-21, then 5 Year Euro Swap Rate + 9.177%) 04/14/2021 (F)	EUR	200,000	240,879
Banco de Sabadell SA (6.500% to 5-18-22, then 5 Year Euro Swap Rate + 6.414%) 05/18/2022 (F)		200,000	217,713
Bank of America Corp.
4.200%, 08/26/2024		$160,000	171,622
7.750%, 05/14/2038		400,000	608,510
Bank of America Corp. (3.124% to 1-20-22, then 3 month LIBOR + 1.160%) 01/20/2023		35,000	35,700
Bank of America Corp. (3.194% to 7-23-29, then 3 month LIBOR + 1.180%) 07/23/2030		290,000	299,257
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026		740,000	771,476
Bank of America Corp. (3.705% to 4-24-27, then 3 month LIBOR + 1.512%) 04/24/2028		755,000	804,108
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%) 02/07/2030		215,000	235,372
Barclays PLC (3.932% to 5-7-24, then 3 month LIBOR + 1.610%) 05/07/2025		200,000	206,624
BNG Bank NV 1.900%, 11/26/2025	AUD	910,000	632,656
BNP Paribas SA (7.625% to 3-30-21, then 5 Year U.S. Swap Rate + 6.314%) 03/30/2021 (C)(F)		$230,000	242,363
Capital One Financial Corp. 3.900%, 01/29/2024		205,000	216,604
Citigroup, Inc.
3.200%, 10/21/2026		225,000	232,285
4.650%, 07/30/2045		23,000	27,710
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
4.450%, 09/29/2027		$45,000	$49,097
Citigroup, Inc. (3 month LIBOR + 0.790%) 3.128%, 01/10/2020 (D)		100,000	100,125
Citigroup, Inc. (3 month LIBOR + 1.100%) 3.224%, 05/17/2024 (D)		335,000	337,919
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%) 04/24/2025		340,000	352,609
Citigroup, Inc. (3.520% to 10-27-27, then 3 month LIBOR + 1.151%) 10/27/2028		125,000	130,944
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030		520,000	566,901
Citigroup, Inc. (4.075% to 4-23-28, then 3 month LIBOR + 1.192%) 04/23/2029		220,000	240,224
CNO Financial Group, Inc. 5.250%, 05/30/2025		80,000	85,984
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (C)(F)		400,000	470,598
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) 12/18/2024 (F)		475,000	502,300
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (C)(F)		200,000	207,000
DAE Funding LLC
4.500%, 08/01/2022 (C)		5,000	5,075
5.000%, 08/01/2024 (C)		5,000	5,213
Danske Bank A/S
5.000%, 01/12/2022 (C)		225,000	236,561
5.375%, 01/12/2024 (C)		235,000	258,156
Genworth Holdings, Inc. 4.900%, 08/15/2023		50,000	47,480
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)		730,000	758,217
HSBC Holdings PLC 2.950%, 05/25/2021		200,000	202,053
HSBC Holdings PLC (3.262% to 3-13-22, then 3 month LIBOR + 1.055%) 03/13/2023		240,000	244,164
HSBC Holdings PLC (4.583% to 6-19-28, then 3 month LIBOR + 1.535%) 06/19/2029		200,000	221,872
HSBC Holdings PLC (6.000% to 5-22-27, then 5 Year U.S. ISDAFIX + 3.746%) 05/22/2027 (F)		225,000	231,417
Inter-American Development Bank 2.750%, 10/30/2025	AUD	1,740,000	1,269,759
International Finance Corp. 1.375%, 09/13/2024	CAD	900,000	667,169
Intesa Sanpaolo SpA (7.750% to 1-11-27, then 5 Year Euro Swap Rate + 7.192%) 01/11/2027 (F)	EUR	225,000	288,462
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025		$295,000	305,571
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029		285,000	301,241

145

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030	$335,000	$359,352
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024	295,000	311,346
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	595,000	643,948
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029	225,000	246,042
KeyCorp 2.550%, 10/01/2029	220,000	214,807
Marsh & McLennan Companies, Inc.
3.875%, 03/15/2024	175,000	186,557
4.375%, 03/15/2029	115,000	130,121
4.750%, 03/15/2039	120,000	144,893
Massachusetts Mutual Life Insurance Company 8.875%, 06/01/2039 (C)	31,000	52,784
MGIC Investment Corp. 5.750%, 08/15/2023	30,000	32,813
MidAmerican Energy Company 3.650%, 08/01/2048	45,000	49,083
Morgan Stanley
2.500%, 04/21/2021	625,000	629,007
3.125%, 07/27/2026	55,000	56,644
3.625%, 01/20/2027	275,000	290,613
3.950%, 04/23/2027	165,000	174,363
4.000%, 07/23/2025	68,000	73,338
4.350%, 09/08/2026	70,000	75,889
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%) 07/22/2028	530,000	559,029
Morgan Stanley (4.431% to 1-23-29, then 3 month LIBOR + 1.628%) 01/23/2030	35,000	39,328
Navient Corp. 7.250%, 01/25/2022 to 09/25/2023	85,000	91,920
Royal Bank of Canada 2.550%, 07/16/2024	235,000	238,225
Santander Holdings USA, Inc. 3.700%, 03/28/2022	200,000	205,030
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021 (C)(F)	375,000	394,538
The Bank of Nova Scotia (3 month LIBOR + 0.620%) 2.747%, 12/05/2019 (D)	100,000	100,110
The Goldman Sachs Group, Inc.
6.250%, 02/01/2041	90,000	124,888
6.750%, 10/01/2037	165,000	222,563
The Goldman Sachs Group, Inc. (2.905% to 7-24-22, then 3 month LIBOR + 0.990%) 07/24/2023	215,000	218,030
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.730%) 2.830%, 12/27/2020 (D)	40,000	40,039
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.800%) 2.927%, 12/13/2019 (D)	110,000	110,148
The Goldman Sachs Group, Inc. (3.814% to 4-23-28, then 3 month LIBOR + 1.158%) 04/23/2029	140,000	148,424
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (4.017% to 10-31-37, then 3 month LIBOR + 1.373%) 10/31/2038		$280,000	$301,249
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month LIBOR + 1.301%) 05/01/2029		225,000	245,456
Toyota Motor Credit Corp. (3 month LIBOR + 0.140%) 2.315%, 11/14/2019 (D)		100,000	100,025
UBS Group Funding Switzerland AG 2.650%, 02/01/2022 (C)		380,000	383,392
UBS Group Funding Switzerland AG (6.875% to 3-22-21, then 5 Year U.S. ISDAFIX + 5.497%) 03/22/2021 (F)		300,000	311,250
UBS Group Funding Switzerland AG (7.000% to 2-19-25, then 5 Year U.S. Swap Rate + 4.866%) 02/19/2025 (F)		200,000	219,310
UniCredit SpA 6.572%, 01/14/2022 (C)		350,000	375,446
UniCredit SpA (5.375% to 6-3-25, then 5 Year Euro Swap Rate + 4.925%) 06/03/2025 (F)	EUR	200,000	212,813
Unum Group
4.000%, 06/15/2029		$80,000	83,175
4.500%, 12/15/2049		25,000	23,926
Wells Fargo & Company
2.625%, 07/22/2022		175,000	176,947
3.000%, 04/22/2026 to 10/23/2026		310,000	317,923
3.069%, 01/24/2023		605,000	616,295
3.750%, 01/24/2024		330,000	349,486
4.400%, 06/14/2046		85,000	95,508
4.900%, 11/17/2045		15,000	17,955
5.606%, 01/15/2044		15,000	19,402
Wells Fargo & Company (3.584% to 5-22-27, then 3 month LIBOR + 1.310%) 05/22/2028		325,000	344,305
Willis North America, Inc.
2.950%, 09/15/2029		90,000	88,304
3.600%, 05/15/2024		115,000	119,515
			25,064,337
Health care – 2.4%
Aetna, Inc. 2.800%, 06/15/2023		80,000	81,018
Alcon Finance Corp. 3.000%, 09/23/2029 (C)		200,000	202,443
Allergan Finance LLC 4.625%, 10/01/2042		135,000	140,141
Amgen, Inc. 2.650%, 05/11/2022		155,000	157,014
Anthem, Inc.
2.875%, 09/15/2029		190,000	187,876
3.500%, 08/15/2024		165,000	172,952
4.625%, 05/15/2042		130,000	144,085
Bausch Health Companies, Inc.
6.500%, 03/15/2022 (C)		35,000	36,181
7.000%, 03/15/2024 (C)		10,000	10,510
Baxalta, Inc. 3.600%, 06/23/2022		11,000	11,291
Bayer US Finance II LLC 4.250%, 12/15/2025 (C)		460,000	491,105
Becton, Dickinson and Company 3.363%, 06/06/2024		490,000	511,130
Boston Scientific Corp. 4.000%, 03/01/2028		170,000	186,396

146

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Bristol-Myers Squibb Company 3.400%, 07/26/2029 (C)	$170,000	$181,767
Cigna Corp. 4.375%, 10/15/2028	885,000	970,197
CommonSpirit Health 3.347%, 10/01/2029	145,000	146,640
Community Health Systems, Inc.
5.125%, 08/01/2021	5,000	4,988
6.250%, 03/31/2023	50,000	49,668
CVS Health Corp.
3.875%, 07/20/2025	179,000	189,620
5.050%, 03/25/2048	185,000	210,388
5.125%, 07/20/2045	170,000	193,714
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/2025	325,000	349,561
HCA, Inc. 4.125%, 06/15/2029	275,000	287,942
Hill-Rom Holdings, Inc. 4.375%, 09/15/2027 (C)	10,000	10,224
Mylan NV 5.250%, 06/15/2046	40,000	42,491
Mylan, Inc. 4.550%, 04/15/2028	135,000	143,808
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/2021	205,000	205,950
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/2026	345,000	241,500
Thermo Fisher Scientific, Inc. 3.000%, 04/15/2023	40,000	41,166
UnitedHealth Group, Inc.
2.375%, 08/15/2024	170,000	171,090
2.875%, 08/15/2029	150,000	153,011
3.500%, 08/15/2039	100,000	104,158
3.700%, 12/15/2025 to 08/15/2049	150,000	160,656
3.750%, 07/15/2025	98,000	105,459
4.750%, 07/15/2045	50,000	60,712
		6,356,852
Industrials – 1.6%
Avolon Holdings Funding, Ltd. 4.375%, 05/01/2026 (C)	190,000	196,441
Clean Harbors, Inc.
4.875%, 07/15/2027 (C)	5,000	5,219
5.125%, 07/15/2029 (C)	5,000	5,300
CSX Corp.
2.400%, 02/15/2030	130,000	127,050
3.250%, 06/01/2027	180,000	189,038
3.350%, 09/15/2049	50,000	48,884
Fluor Corp. 4.250%, 09/15/2028 (E)	265,000	266,384
HD Supply, Inc. 5.375%, 10/15/2026 (C)	25,000	26,469
IHS Markit, Ltd. 4.125%, 08/01/2023	585,000	615,596
Ingersoll-Rand Global Holding Company, Ltd. 2.900%, 02/21/2021	110,000	110,895
International Airport Finance SA 12.000%, 03/15/2033 (C)(E)	330,000	365,888
Lockheed Martin Corp. 4.090%, 09/15/2052	161,000	190,159
Oshkosh Corp. 5.375%, 03/01/2025	35,000	36,356
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Penske Truck Leasing Company LP 3.450%, 07/01/2024 (C)	$275,000	$285,960
Sensata Technologies BV 5.000%, 10/01/2025 (C)	75,000	80,156
Standard Industries, Inc. 5.375%, 11/15/2024 (C)	85,000	87,550
The Boeing Company 3.250%, 02/01/2035	250,000	260,360
Union Pacific Corp. 4.375%, 09/10/2038	345,000	398,197
United Rentals North America, Inc. 5.500%, 07/15/2025 to 05/15/2027	110,000	115,723
United Technologies Corp.
2.800%, 05/04/2024	15,000	15,435
3.650%, 08/16/2023	120,000	126,932
3.950%, 08/16/2025	185,000	202,525
4.450%, 11/16/2038	155,000	184,542
4.625%, 11/16/2048	50,000	62,571
Waste Management, Inc.
3.200%, 06/15/2026	155,000	163,525
3.450%, 06/15/2029	50,000	53,928
4.150%, 07/15/2049	30,000	35,070
		4,256,153
Information technology – 1.7%
Apple, Inc.
2.200%, 09/11/2029	665,000	652,901
3.450%, 02/09/2045	80,000	85,135
4.375%, 05/13/2045	35,000	42,571
Broadcom Corp. 3.875%, 01/15/2027	630,000	633,257
Broadcom, Inc. 4.750%, 04/15/2029 (C)	185,000	195,543
CDW LLC 4.250%, 04/01/2028	5,000	5,101
Entegris, Inc. 4.625%, 02/10/2026 (C)	25,000	25,875
Fidelity National Information Services, Inc. 4.250%, 05/15/2028	60,000	66,949
Fiserv, Inc. 3.200%, 07/01/2026	205,000	212,379
Global Payments, Inc. 3.200%, 08/15/2029	80,000	81,030
Hewlett Packard Enterprise Company 6.350%, 10/15/2045	25,000	29,221
IBM Corp.
3.000%, 05/15/2024	240,000	248,349
3.300%, 05/15/2026	375,000	395,743
3.500%, 05/15/2029	375,000	402,620
Intel Corp. 4.100%, 05/19/2046	100,000	116,413
Microchip Technology, Inc. 4.333%, 06/01/2023	185,000	194,261
Micron Technology, Inc. 4.975%, 02/06/2026	305,000	328,532
Microsoft Corp.
3.700%, 08/08/2046	70,000	80,228
3.950%, 08/08/2056	180,000	212,867
Nokia OYJ 6.625%, 05/15/2039	40,000	47,000
NXP BV 4.875%, 03/01/2024 (C)	340,000	368,711
Oracle Corp. 4.000%, 11/15/2047	95,000	106,749

147

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Qorvo, Inc. 5.500%, 07/15/2026	$20,000	$21,125
Versum Materials, Inc. 5.500%, 09/30/2024 (C)	20,000	21,300
Western Digital Corp. 4.750%, 02/15/2026	20,000	20,575
		4,594,435
Materials – 1.6%
Alpek SAB de CV 4.250%, 09/18/2029 (C)	200,000	201,500
Anglo American Capital PLC
4.750%, 04/10/2027 (C)	200,000	215,719
4.875%, 05/14/2025 (C)	280,000	304,140
Commercial Metals Company 5.375%, 07/15/2027	20,000	20,250
DuPont de Nemours, Inc. 4.205%, 11/15/2023	410,000	439,621
Glencore Funding LLC 4.875%, 03/12/2029 (C)(E)	200,000	216,165
Kaiser Aluminum Corp. 5.875%, 05/15/2024	65,000	67,672
Methanex Corp.
4.250%, 12/01/2024	170,000	171,337
5.650%, 12/01/2044	45,000	43,431
Nutrien, Ltd. 4.200%, 04/01/2029	55,000	60,562
Olin Corp. 5.125%, 09/15/2027	45,000	46,013
Steel Dynamics, Inc. 5.500%, 10/01/2024	20,000	20,526
Suzano Austria GmbH
5.000%, 01/15/2030	775,000	777,093
6.000%, 01/15/2029	285,000	309,795
Syngenta Finance NV 4.892%, 04/24/2025 (C)	200,000	211,836
The Chemours Company 5.375%, 05/15/2027	45,000	38,814
The Sherwin-Williams Company
2.950%, 08/15/2029	160,000	160,389
3.450%, 06/01/2027	175,000	183,191
Vale Overseas, Ltd.
6.250%, 08/10/2026	265,000	305,413
6.875%, 11/10/2039	45,000	57,319
WRKCo, Inc. 4.650%, 03/15/2026	255,000	279,930
		4,130,716
Real estate – 0.6%
GLP Capital LP 5.300%, 01/15/2029	145,000	159,820
HCP, Inc. 3.250%, 07/15/2026	90,000	92,583
SBA Tower Trust
2.836%, 01/15/2025 (C)	300,000	300,399
3.168%, 04/09/2047 (C)	530,000	535,132
3.448%, 03/15/2023 (C)	435,000	447,877
		1,535,811
Utilities – 2.0%
American Water Capital Corp. 4.150%, 06/01/2049 (E)	110,000	126,447
AmeriGas Partners LP
5.625%, 05/20/2024	20,000	21,413
5.875%, 08/20/2026	40,000	43,862
Berkshire Hathaway Energy Company 3.250%, 04/15/2028	135,000	142,329
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
CenterPoint Energy Houston Electric LLC 4.250%, 02/01/2049	$45,000	$54,063
Cleco Corporate Holdings LLC
3.375%, 09/15/2029 (C)	140,000	140,171
4.973%, 05/01/2046	10,000	11,391
Commonwealth Edison Company
3.650%, 06/15/2046	175,000	189,168
4.000%, 03/01/2048	45,000	51,530
Dominion Energy South Carolina, Inc. 5.100%, 06/01/2065	50,000	66,834
DTE Energy Company 1.500%, 10/01/2019	130,000	130,000
Duke Energy Corp. 2.650%, 09/01/2026	100,000	100,476
Duke Energy Florida LLC 3.400%, 10/01/2046	305,000	315,201
Duke Energy Indiana LLC 3.250%, 10/01/2049	155,000	154,533
Duke Energy Progress LLC
3.600%, 09/15/2047	55,000	58,374
3.700%, 10/15/2046	70,000	75,256
Evergy, Inc.
2.450%, 09/15/2024	90,000	89,844
2.900%, 09/15/2029	130,000	128,996
Exelon Corp.
2.450%, 04/15/2021	50,000	50,207
2.850%, 06/15/2020	250,000	251,045
3.950%, 06/15/2025	300,000	321,715
Florida Power & Light Company 3.990%, 03/01/2049	45,000	52,565
Fortis, Inc. 2.100%, 10/04/2021	75,000	74,750
Georgia Power Company
2.000%, 09/08/2020	480,000	479,433
4.300%, 03/15/2042	70,000	76,996
IPALCO Enterprises, Inc. 3.700%, 09/01/2024	175,000	181,231
NextEra Energy Capital Holdings, Inc. 3.150%, 04/01/2024	315,000	325,407
Northern States Power Company 2.900%, 03/01/2050	50,000	48,378
Oglethorpe Power Corp. 5.050%, 10/01/2048	90,000	108,320
Oncor Electric Delivery Company LLC
3.100%, 09/15/2049 (C)	45,000	44,816
5.750%, 03/15/2029	70,000	88,607
PacifiCorp 4.150%, 02/15/2050	45,000	52,704
Public Service Electric & Gas Company 3.800%, 03/01/2046	50,000	55,632
Public Service Enterprise Group, Inc. 2.875%, 06/15/2024	220,000	225,765
Puget Energy, Inc. 3.650%, 05/15/2025	250,000	256,554
Sempra Energy 2.400%, 02/01/2020	155,000	155,009
Southern California Edison Company
2.850%, 08/01/2029 (E)	150,000	151,084
4.000%, 04/01/2047	60,000	64,545
The AES Corp.
4.500%, 03/15/2023	15,000	15,338
5.125%, 09/01/2027	5,000	5,313

148

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
The Connecticut Light & Power Company 4.000%, 04/01/2048	$45,000	$51,979
The Southern Company
2.950%, 07/01/2023	70,000	71,449
3.250%, 07/01/2026	180,000	185,969
4.400%, 07/01/2046	5,000	5,584
Union Electric Company 4.000%, 04/01/2048	45,000	50,871
		5,351,154
TOTAL CORPORATE BONDS (Cost $71,137,221)		$74,879,141
MUNICIPAL BONDS – 1.0%
Chicago Board of Education (Illinois)
6.138%, 12/01/2039	85,000	93,782
6.319%, 11/01/2029	185,000	204,747
City of Chicago (Illinois) 7.375%, 01/01/2033	205,000	244,465
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	200,000	276,024
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	860,112
State of California
7.300%, 10/01/2039	30,000	46,955
7.550%, 04/01/2039	160,000	264,714
State of Illinois, GO
4.950%, 06/01/2023	414,545	433,942
5.000%, 01/01/2023	40,000	41,858
5.563%, 02/01/2021	80,000	83,097
5.947%, 04/01/2022	120,000	128,635
TOTAL MUNICIPAL BONDS (Cost $2,507,183)		$2,678,331
TERM LOANS (G) – 1.6%
Communication services – 0.3%
Clear Channel Outdoor Holdings, Inc., Term Loan B (1 month LIBOR + 3.500%) 5.544%, 08/21/2026	140,000	140,300
CSC Holdings LLC, 2018 Term Loan B (1 month LIBOR + 2.500%) 4.528%, 01/25/2026	98,750	98,750
Formula One Management, Ltd., 2018 USD Term Loan (1 month LIBOR + 2.500%) 4.544%, 02/01/2024	131,829	129,950
ION Media Networks, Inc., 2019 Term Loan B (1 month LIBOR + 3.000%) 5.063%, 12/18/2024	206,003	205,488
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%) 4.563%, 02/02/2024	136,500	135,434
Univision Communications, Inc., Term Loan C5 (1 month LIBOR + 2.750%) 4.794%, 03/15/2024	99,584	96,700
		806,622
Consumer discretionary – 0.4%
Adient US LLC, Term Loan B (3 month LIBOR + 4.250%) 6.781%, 05/06/2024	99,750	97,979
APX Group, Inc., 2018 Term Loan B (Prime rate + 4.000% and 1 month LIBOR + 5.000%) 7.046%, 04/01/2024	198,000	194,040
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Consumer discretionary (continued)
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%) 7.044%, 09/25/2024	$98,000	$94,227
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%) 4.166%, 09/15/2023	96,238	96,468
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%) 4.794%, 12/22/2024	109,343	108,577
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 5.060%, 10/21/2024	120,625	120,927
Panther BF Aggregator 2 LP, USD Term Loan B (1 month LIBOR + 3.500%) 5.544%, 04/30/2026	100,000	98,938
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%) 7.123%, 04/16/2026	128,054	126,160
Sunshine Luxembourg VII Sarl, Term Loan 07/16/2026 TBD (H)	150,000	150,626
		1,087,942
Consumer staples – 0.2%
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%) 4.732%, 08/15/2025	171,386	171,814
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%) 4.292%, 04/07/2025	167,702	162,168
Post Holdings, Inc., 2017 Series A Incremental Term Loan (1 month LIBOR + 2.000%) 4.040%, 05/24/2024	35,714	35,794
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%) 4.794%, 02/05/2023	116,042	116,187
		485,963
Energy – 0.1%
California Resources Corp., Second Out Term Loan (1 month LIBOR + 10.375%) 12.419%, 12/31/2021	110,000	95,494
Foresight Energy LLC, 2017 1st Lien Term Loan (3 month LIBOR + 5.750%) 7.874%, 03/28/2022	121,338	64,309
		159,803
Financials – 0.1%
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.000%) 5.044%, 11/03/2023	186,368	187,037
Sedgwick Claims Management Services, Inc., 2019 Term Loan B 09/03/2026 TBD (H)	134,663	134,764
		321,801
Health care – 0.2%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%) 5.039%, 06/02/2025	86,131	86,445
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%) 4.544%, 03/01/2024	117,449	116,832
Endo International PLC, 2017 Term Loan B (1 month LIBOR + 4.250%) 6.296%, 04/29/2024	146,625	133,200

149

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Health care (continued)
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%) 4.854%, 06/07/2023	$97,622	$92,843
One Call Corp., Extended Term Loan B (3 month LIBOR + 5.250%) 7.408%, 11/25/2022	78,622	61,063
		490,383
Industrials – 0.2%
AVSC Holding Corp., 2018 1st Lien Term Loan (1 week, 1 month and 3 month LIBOR + 3.250%) 5.320%, 03/01/2025	74,060	71,530
Brand Industrial Services, Inc., 2017 Term Loan (2 and 3 month LIBOR + 4.250%) 6.514%, 06/21/2024	195,500	190,613
Gardner Denver, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.750%) 4.794%, 07/30/2024	124,008	124,417
RBS Global, Inc., 2017 Term Loan B (1 month LIBOR + 2.000%) 4.044%, 08/21/2024	58,169	58,460
TransDigm, Inc., 2018 Term Loan E (3 month LIBOR + 2.500%) 4.544%, 05/30/2025	98,183	97,703
		542,723
Information technology – 0.1%
Conduent Business Services LLC, USD Term Loan B (1 month LIBOR + 2.500%) 4.544%, 12/07/2023	126,425	123,106
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 5.794%, 05/04/2026	100,000	100,500
WEX, Inc. Term Loan B3 (1 month LIBOR + 2.250%) 4.294%, 05/15/2026	144,533	145,204
		368,810
TOTAL TERM LOANS (Cost $4,386,659)		$4,264,047
COLLATERALIZED MORTGAGE OBLIGATIONS – 16.4%
Commercial and residential – 12.0%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 3.831%, 08/25/2035 (D)	187,328	170,304
Series 2005-56, Class 5A1 (1 month LIBOR + 0.320%), 2.785%, 11/25/2035 (D)	82,251	75,731
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 2.685%, 01/25/2036 (D)	25,381	24,892
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 2.595%, 04/25/2035 (D)	156,951	142,691
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	102,754	73,464
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 3.421%, 10/25/2046 (D)	47,686	42,894
Series 2007-2, Class A1 (1 month LIBOR + 0.125%), 2.270%, 03/25/2047 (D)	25,946	24,014
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Angel Oak Mortgage Trust Series 2019-3, Class A1 2.930%, 05/25/2059 (C)(I)	$845,218	$850,717
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (C)(I)	201,716	204,534
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(I)	831,315	843,780
BANK
Series 2017-BNK8, Class XA IO, 0.881%, 11/15/2050	4,485,191	227,509
Series 2019-BN18, Class XA IO, 1.052%, 05/15/2062	1,429,234	104,044
Series 2019-BN20, Class XA IO, 0.842%, 09/15/2061	2,465,000	171,123
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.672%, 02/15/2050	3,405,863	292,323
Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 2.878%, 08/15/2036 (C)(D)	949,000	948,404
BBCMS Trust Series 2013-TYSN, Class A2 3.756%, 09/05/2032 (C)	330,000	333,246
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.170%) 2.188%, 01/25/2037 (D)	140,757	134,961
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 2.518%, 01/25/2036 (D)	169,658	184,771
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 2.198%, 10/25/2036 (D)	15,677	15,010
Bellemeade Re, Ltd.
Series 2018-2A, Class M1A (1 month LIBOR + 0.950%), 3.095%, 08/25/2028 (C)(D)	273,333	273,413
Series 2018-3A, Class M1A (1 month LIBOR + 1.200%), 3.345%, 10/25/2027 (C)(D)	571,610	571,947
Series 2019-1A, Class M1A (1 month LIBOR + 1.300%), 3.445%, 03/25/2029 (C)(D)	389,279	389,516
Series 2019-3A, Class M1A (1 month LIBOR + 1.100%), 3.245%, 07/25/2029 (C)(D)	215,000	215,092
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.662%, 01/15/2051	1,345,601	47,385
Series 2018-B4, Class XA IO, 0.693%, 07/15/2051	2,394,479	85,577
Series 2018-B8, Class XA IO, 0.830%, 01/15/2052	4,923,440	249,087
Series 2019-B12, Class XA IO, 1.207%, 08/15/2052	1,099,760	84,447
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 4.578%, 12/15/2037 (C)(D)	355,000	357,878

150

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	$187,533	$185,006
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 2.825%, 03/25/2035 (D)	42,611	39,711
Series 2007-HY4, Class 1A1, 4.011%, 09/25/2047 (I)	120,611	114,612
CIM Trust Series 2017-7, Class A 3.000%, 04/25/2057 (C)(I)	584,072	585,997
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 1.108%, 07/10/2047	2,035,125	83,486
Series 2015-GC29, Class XA IO, 1.241%, 04/10/2048	2,014,640	86,458
COLT Mortgage Loan Trust
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(I)	393,969	400,741
Series 2019-4, Class A1 , 2.579%, 11/25/2049 (C)(I)	535,000	534,996
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (C)	800,000	835,871
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	515,390
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	418,747
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	278,522
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	606,853
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	15,899
Series 2015-C2, Class XA IO, 0.917%, 06/15/2057	5,236,679	182,768
Series 2016-C6, Class XA IO, 1.943%, 01/15/2049	1,669,644	134,304
CSMC Trust Series 2017-FHA1, Class A1 3.250%, 04/25/2047 (C)(I)	264,061	265,246
Deephaven Residential Mortgage Trust
Series 2017-2A, Class A1, 2.453%, 06/25/2047 (C)(I)	95,283	94,974
Series 2019-2A, Class A1, 3.558%, 04/25/2059 (C)(I)	407,697	411,354
Series 2019-3A, Class A1, 2.964%, 07/25/2059 (C)(I)	865,774	869,606
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.150%) 2.168%, 03/25/2037 (D)	67,242	63,708
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
FREMF Mortgage Trust Series 2010-K8, Class B 5.446%, 09/25/2043 (C)(I)	$520,000	$527,360
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 4.182%, 04/19/2036 (I)	165,178	154,608
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.551%, 04/10/2034 (C)	670,000	689,323
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	423,466
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 4.383%, 01/25/2036 (I)	7,232	7,359
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 2.445%, 01/25/2037 (D)	114,410	49,845
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 2.842%, 09/19/2035 (D)	42,052	37,808
Series 2006-12, Class 2A13 (1 month LIBOR + 0.240%), 2.297%, 12/19/2036 (D)	222,812	211,839
Series 2007-7, Class 2A1B (1 month LIBOR + 1.000%), 3.145%, 10/25/2037 (D)	90,246	75,160
Series 2006-12, Class 2A2A (1 month LIBOR + 0.190%), 2.247%, 01/19/2038 (D)	81,450	78,690
Home Re, Ltd. Series 2018-1, Class M1 (1 month LIBOR + 1.600%) 4.030%, 10/25/2028 (C)(D)	316,365	316,542
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 4.312%, 12/25/2036 (I)	63,038	60,123
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A4, 3.997%, 04/15/2047	395,000	423,852
Series 2014-C22, Class A4, 3.801%, 09/15/2047	135,000	144,447
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 4.203%, 05/25/2036 (I)	16,146	16,044
Legacy Mortgage Asset Trust Series 2019-GS6, Class A1 7.000%, 06/25/2059 (C)	457,964	458,995
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.190%) 2.335%, 11/25/2046 (D)	173,872	165,160
LSTAR Securities Investment Trust
Series 2019-1, Class A1 (1 month LIBOR + 1.700%), 3.930%, 03/01/2024 (C)(D)	297,951	298,878
Series 2019-2, Class A1 (1 month LIBOR + 1.500%), 3.730%, 04/01/2024 (C)(D)	88,302	88,445
Series 2019-3, Class A1 (1 month LIBOR + 1.500%), 3.730%, 04/01/2024 (C)(D)	275,589	276,173

151

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
LSTAR Securities Investment Trust (continued)
Series 2019-4, Class A1 (1 month LIBOR + 1.500%), 3.730%, 05/01/2024 (C)(D)	$605,351	$606,066
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.190%) 2.208%, 05/25/2046 (D)	159,290	145,344
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 4.749%, 11/21/2034 (I)	29,097	29,880
MFA Trust Series 2017-RPL1, Class A1 2.588%, 02/25/2057 (C)(I)	126,714	125,906
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 1.199%, 12/15/2047	1,133,840	46,694
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	653,457
Series 2014-MP, Class A, 3.469%, 08/11/2033 (C)	475,000	486,581
Series 2017-H1, Class XA IO, 1.598%, 06/15/2050	771,698	59,093
MTRO Commercial Mortgage Trust Series 2019-TECH, Class D (1 month LIBOR + 1.800%) 3.828%, 12/15/2033 (C)(D)	300,000	300,188
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(I)	427,456	441,323
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(I)	435,955	450,445
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(I)	808,329	839,510
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(I)	734,386	764,849
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(I)	579,887	600,820
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(I)	463,926	483,904
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 3.645%, 06/25/2057 (C)(D)	494,743	501,992
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (C)(I)	656,567	684,340
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(I)	274,455	284,654
Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 2.895%, 01/25/2048 (C)(D)	655,323	653,378
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(I)	280,000	280,015
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 3.695%, 07/25/2028 (C)(D)	377,153	377,617
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Oaktown Re III, Ltd. Series 2019-1A, Class M1A (1 month LIBOR + 1.400%) 3.418%, 07/25/2029 (C)(D)	$645,000	$646,048
OBP Depositor LLC Trust Series 2010-OBP, Class A 4.646%, 07/15/2045 (C)	311,000	313,035
OBX Trust Series 2019-INV1, Class A8 4.000%, 11/25/2048 (C)(I)	614,789	630,964
PMT Credit Risk Transfer Trust Series 2019-1R, Class A (1 month LIBOR + 2.000%) 4.241%, 03/27/2024 (C)(D)	404,059	403,908
Radnor RE, Ltd. Series 2019-2, Class M1A (1 month LIBOR + 1.200%) 3.345%, 06/25/2029 (C)(D)	524,130	523,773
RALI Series Trust
Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.250%), 2.268%, 08/25/2037 (D)	83,421	79,864
Series 2007-QH9, Class A1, 3.724%, 11/25/2037 (I)	85,770	80,086
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	134,605	143,804
STACR Trust Series 2018-HRP1, Class M2 (1 month LIBOR + 1.650%) 3.795%, 04/25/2043 (C)(D)	144,477	144,880
Verus Securitization Trust Series 2019-2, Class A1 3.211%, 04/25/2059 (C)(I)	407,037	409,267
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 3.740%, 06/25/2037 (I)	21,868	20,788
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 2.745%, 07/25/2036 (D)	33,407	22,333
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	330,639
Series 2015-NXS1, Class D, 4.235%, 05/15/2048 (I)	40,000	40,996
Series 2015-NXS1, Class XA IO, 1.276%, 05/15/2048	2,049,041	83,112
Series 2015-NXS3, Class XA IO, 1.282%, 09/15/2057	4,551,994	173,557
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A1 5.005%, 03/25/2036 (I)	18,888	19,408
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	304,634	327,948
		31,577,586

152

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency – 4.4%
Federal Home Loan Mortgage Corp.
Series 3883, Class PB, 3.000%, 05/15/2041	$129,782	$134,260
Series 4139, Class PA, 2.500%, 11/15/2041	476,994	483,609
Series K064, Class X1 IO, 0.743%, 03/25/2027	2,308,695	92,174
Series K068, Class A2, 3.244%, 08/25/2027	545,000	588,093
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	217,738	216,529
Series 2012-21, Class PQ, 2.000%, 09/25/2041	113,995	113,389
Series 2012-52, Class PA, 3.500%, 05/25/2042	130,132	136,208
Series 2012-75, Class KC, 2.500%, 12/25/2041	224,937	227,422
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 6.918%, 11/25/2024 (D)	133,973	146,229
Series 2015-48, Class QB, 3.000%, 02/25/2043	304,095	311,107
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 7.718%, 04/25/2028 (D)	71,575	78,588
Series 2016-11, Class GA, 2.500%, 03/25/2046	197,260	199,384
Series 2016-38, Class NA , 3.000%, 01/25/2046	84,518	87,211
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 8.018%, 09/25/2028 (D)	61,424	66,968
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 6.368%, 05/25/2029 (D)	450,470	474,813
Series 2017-26, Class CG, 3.500%, 07/25/2044	332,492	348,140
Series 2017-34, Class JK, 3.000%, 05/25/2047	175,709	180,624
Series 2017-35, Class AH, 3.500%, 04/25/2053	374,079	385,029
Series 2017-49, Class JA, 4.000%, 07/25/2053	289,972	302,348
Series 2017-72, Class B, 3.000%, 09/25/2047	280,580	288,730
Series 2017-72, Class CD, 3.000%, 09/25/2047	292,721	301,237
Series 2017-84, Class KA, 3.500%, 04/25/2053	226,066	232,125
Series 2017-96, Class PA, 3.000%, 12/25/2054	343,555	353,634
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 5.695%, 07/25/2029 (D)	240,000	252,235
Series 2018-19, Class DC, 3.500%, 05/25/2056	163,176	171,978
Series 2018-23, Class LA, 3.500%, 04/25/2048	268,941	281,961
Series 2018-38, Class PC, 3.500%, 03/25/2045	328,182	335,263
Series 2018-70, Class HA, 3.500%, 10/25/2056	322,814	340,779
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-72, Class BA, 3.500%, 07/25/2054	$414,601	$429,876
Series 2018-77, Class PA, 3.500%, 02/25/2048	151,651	157,432
Series 2018-80, Class GD, 3.500%, 12/25/2047	363,548	376,388
Series 2019-12, Class HA, 3.500%, 11/25/2057	325,181	343,097
Series 2019-14, Class CA, 3.500%, 04/25/2049	313,233	330,419
Series 2019-15, Class AB, 3.500%, 05/25/2053	308,863	325,131
Series 2019-28, Class JA, 3.500%, 06/25/2059	298,658	317,347
Series 2019-41, Class AC, 2.500%, 03/25/2053	363,034	364,923
Series 2019-45, Class PT, 3.000%, 08/25/2049	474,719	488,415
Series 2019-7, Class CA, 3.500%, 11/25/2057	311,077	328,244
Series 2019-7, Class JA, 3.500%, 03/25/2049	315,418	329,194
Series 415, Class A3, 3.000%, 11/25/2042	360,193	370,880
Government National Mortgage Association
Series 2006-38, Class XS IO, 5.223%, 09/16/2035	60,221	6,792
Series 2013-37, Class LG, 2.000%, 01/20/2042	336,035	333,347
		11,631,552
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,529,402)		$43,209,138
ASSET BACKED SECURITIES – 10.9%
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 2.238%, 01/25/2037 (D)	131,655	89,502
AIMCO CLO Series 2015-AA, Class AR (3 month LIBOR + 0.850%) 3.153%, 01/15/2028 (C)(D)	365,000	364,299
ALM XII, Ltd. Series 2015-12A, Class A1R2 (3 month LIBOR + 0.890%) 3.669%, 04/16/2027 (C)(D)	712,165	712,053
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	295,000	295,305
Atrium XII Series 12A, Class AR (3 month LIBOR + 0.830%) 3.108%, 04/22/2027 (C)(D)	765,000	764,963
Avery Point IV CLO, Ltd. Series 2014-1A, Class AR (3 month LIBOR + 1.100%) 3.376%, 04/25/2026 (C)(D)	480,159	480,229
Bayview Koitere Fund Trust Series 2017-RT4, Class A 3.500%, 07/28/2057 (C)(I)	625,938	637,665

153

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A 3.500%, 01/28/2058 (C)(I)	$419,860	$426,668
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL1, Class A 4.000%, 10/28/2064 (C)(I)	518,130	533,128
Series 2017-SPL5, Class A 3.500%, 06/28/2057 (C)(I)	314,297	319,623
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL3, Class A 4.000%, 11/28/2053 (C)(I)	240,479	247,235
Series 2017-SPL4, Class A 3.500%, 01/28/2055 (C)(I)	269,183	273,529
CAL Funding II, Ltd. Series 2012-1A, Class A 3.470%, 10/25/2027 (C)	61,667	62,125
Carlyle Global Market Strategies CLO, Ltd. Series 2015-2A, Class A1R (3 month LIBOR + 0.780%) 3.036%, 04/27/2027 (C)(D)	748,759	748,755
CIG Auto Receivables Trust Series 2017-1A, Class A 2.710%, 05/15/2023 (C)	37,826	37,865
CLUB Credit Trust Series 2017-P2, Class A 2.610%, 01/15/2024 (C)	58,228	58,243
Credit Acceptance Auto Loan Trust Series 2017-3A, Class A 2.650%, 06/15/2026 (C)	300,000	300,810
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	365,375	379,303
Drive Auto Receivables Trust Series 2019-4, Class D 3.070%, 02/16/2027	255,000	255,059
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 2.455%, 09/25/2036 (D)	240,000	219,879
GSAA Home Equity Trust
Series 2006-15, Class AF6 5.876%, 09/25/2036	424,202	197,540
Series 2006-20, Class 2A1A (1 month LIBOR + 0.050%) 2.068%, 12/25/2046 (D)	314,835	206,984
Series 2006-10, Class AF3 5.985%, 06/25/2036 (I)	170,004	76,268
GSAA Trust Series 2005-7, Class AF4 5.058%, 05/25/2035	311,494	325,423
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 2.108%, 01/25/2037 (D)	251,612	168,446
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 3.318%, 10/20/2027 (C)(D)	490,000	490,250
Legacy Mortgage Asset Trust Series 2018-GS1, Class A1 4.000%, 03/25/2058 (C)	836,427	842,907
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Madison Park Funding XII, Ltd. Series 2014-12A, Class B1R (3 month LIBOR + 1.650%) 3.928%, 07/20/2026 (C)(D)	$530,000	$530,037
MFA LLC Series 2017-NPL1, Class A1 3.352%, 11/25/2047 (C)	490,380	492,765
New Residential Mortgage LLC Series 2018-FNT2, Class A 3.790%, 07/25/2054 (C)	751,094	763,638
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (C)	425,762	427,835
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (C)	262,527	264,367
Oak Hill Advisors Residential Loan Trust Series 2017-NPL1, Class A1 3.000%, 06/25/2057 (C)	16,906	16,905
OCP CLO, Ltd.
Series 2015-8A, Class A1R (3 month LIBOR + 0.850%) 3.153%, 04/17/2027 (C)(D)	976,391	976,400
Series 2015-9A, Class A1R (3 month LIBOR + 0.800%) 3.103%, 07/15/2027 (C)(D)	765,000	765,012
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.370%, 09/14/2032 (C)	889,000	888,316
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%) 3.316%, 04/30/2027 (C)(D)	1,025,000	1,024,754
Palmer Square Loan Funding, Ltd. Series 2018-5A, Class A1 (3 month LIBOR + 0.850%) 3.128%, 01/20/2027 (C)(D)	573,696	573,205
Pretium Mortgage Credit Partners I
Series 2019-CFL1, Class A1 3.721%, 01/25/2059 (C)	364,244	363,462
Series 2019-NPL3, Class A1 3.105%, 07/27/2059 (C)	645,000	645,434
PRPM LLC
Series 2018-2A, Class A1 4.000%, 08/25/2023 (C)(I)	425,774	427,950
Series 2018-3A, Class A1 4.483%, 10/25/2023 (C)(I)	702,388	710,081
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.090%) 2.108%, 07/25/2036 (D)	150,427	77,423
Shackleton VIII CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.920%) 3.198%, 10/20/2027 (C)(D)	1,285,000	1,283,135
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.190%, 09/15/2021 (C)	54,929	54,959
SoFi Consumer Loan Program LLC
Series 2016-2, Class A 3.090%, 10/27/2025 (C)	74,255	74,447
Series 2016-3, Class A 3.050%, 12/26/2025 (C)	95,561	95,928
Series 2017-1, Class A 3.280%, 01/26/2026 (C)	82,692	83,267
Series 2017-3, Class A 2.770%, 05/25/2026 (C)	47,129	47,272

154

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SoFi Consumer Loan Program LLC (continued)
Series 2017-4, Class A 2.500%, 05/26/2026 (C)	$93,808	$93,924
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 2.325%, 07/25/2037 (D)	37,758	34,624
Springleaf Funding Trust Series 2016-AA, Class A 2.900%, 11/15/2029 (C)	255,558	255,596
Springleaf Funding Trust Series 2017-AA, Class A 2.680%, 07/15/2030 (C)	900,000	902,111
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2 2.750%, 11/15/2049 (C)	540,000	539,716
Series 2018-T1, Class AT1 3.620%, 10/17/2050 (C)	132,000	133,819
TICP CLO III-2, Ltd. Series 2018-3R, Class A (3 month LIBOR + 0.840%) 3.118%, 04/20/2028 (C)(D)	390,000	388,163
Towd Point Mortgage Trust
Series 2015-3, Class A1B 3.000%, 03/25/2054 (C)(I)	25,112	25,180
Series 2015-4, Class A1B 2.750%, 04/25/2055 (C)(I)	102,620	102,567
Series 2016-2, Class A1A 2.750%, 08/25/2055 (C)(I)	275,602	276,685
Series 2016-3, Class A1 2.250%, 04/25/2056 (C)(I)	337,520	336,150
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(I)	819,751	827,219
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(I)	201,616	203,145
Series 2017-3, Class A1 2.750%, 07/25/2057 (C)(I)	365,854	366,875
Series 2017-4, Class A1 2.750%, 06/25/2057 (C)(I)	546,706	550,923
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) 2.745%, 02/25/2057 (C)(D)	456,563	454,808
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 3.183%, 07/15/2027 (C)(D)	915,000	914,995
VOLT LXII LLC Series 2017-NPL9, Class A1 3.125%, 09/25/2047 (C)	102,774	102,831
VOLT LXIV LLC Series 2017-NP11, Class A1 3.375%, 10/25/2047 (C)	351,631	352,169
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.967%, 09/25/2048 (C)	146,886	147,593
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.228%, 10/25/2049 (C)	655,000	655,692
Wendy's Funding LLC Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	230,888	237,470
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.280%, 12/15/2022 (C)		$535,000	$539,291
Wingstop Funding LLC Series 2018-1, Class A2 4.970%, 12/05/2048 (C)		213,925	222,153
TOTAL ASSET BACKED SECURITIES (Cost $28,737,331)			$28,764,347
SECURITIES LENDING COLLATERAL – 0.6%
John Hancock Collateral Trust, 2.1169% (J)(K)		160,670	1,607,781
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,607,854)			$1,607,781
CERTIFICATE OF DEPOSIT – 0.0%
Credit Agricole Corporate and Investment Bank (3 month LIBOR + 0.400%) 2.766%, 09/24/2020 (D)		$50,000	50,072
TOTAL CERTIFICATE OF DEPOSIT (Cost $50,009)			$50,072
SHORT-TERM INVESTMENTS – 5.2%
Banker's acceptance – 0.1%
Canadian Imperial Bank of Commerce 1.794%, 01/20/2020 *	CAD	10,000	7,506
Royal Bank of Canada 1.786%, 10/07/2019 *		65,000	49,045
			56,551
Foreign government – 0.9%
Italy Treasury Bill
(0.254)%, 10/14/2019 *	EUR	35,000	38,153
(0.117)%, 10/30/2019 *		15,000	16,352
Japan Treasury Discount Bill
(0.156)%, 11/25/2019 *	JPY	110,650,000	1,023,655
(0.141)%, 12/16/2019 *		41,950,000	388,154
(0.139)%, 10/21/2019 *		62,850,000	581,315
(0.126)%, 10/28/2019 *		6,450,000	59,660
(0.098)%, 11/11/2019 *		21,750,000	201,197
Nova Scotia Treasury Bill 1.690%, 10/03/2019 *	CAD	75,000	56,602
Spain Treasury Bill (0.584)%, 01/17/2020 *	EUR	55,000	60,030
			2,425,118
Repurchase agreement – 4.2%
Deutsche Bank Tri-Party Repurchase Agreement dated 9-30-19 at 2.400% to be repurchased at $11,100,740 on 10-1-19, collateralized by $11,335,000 U.S. Treasury Notes, 1.500% due 9-15-22 (valued at $11,322,057, including interest)		$11,100,000	11,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,612,016)			$13,581,669
Total Investments (Investment Quality Bond Trust) (Cost $332,358,229) – 129.5%			$341,806,193
Other assets and liabilities, net – (29.5%)			(77,857,810)
TOTAL NET ASSETS – 100.0%			$263,948,383
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
JPY	Japanese Yen
NZD	New Zealand Dollar

155

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $65,015,900 or 24.6% of the fund's net assets as of 9-30-19.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Investment Quality Bond Trust (continued)
(E)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $1,574,102.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	The rate shown is the annualized seven-day yield as of 9-30-19.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Canada Government Bond Futures	17	Long	Dec 2019	$1,821,221	$1,829,792	$8,571
5-Year U.S. Treasury Note Futures	9	Long	Dec 2019	1,072,212	1,072,336	124
U.S. Treasury Long Bond Futures	20	Long	Dec 2019	3,240,422	3,246,250	5,828
Ultra U.S. Treasury Bond Futures	4	Long	Dec 2019	755,039	767,626	12,587
10-Year U.S. Treasury Note Futures	48	Short	Dec 2019	(6,247,006)	(6,255,000)	(7,994)
10-Year Ultra U.S. Treasury Bond Futures	12	Short	Dec 2019	(1,728,353)	(1,708,875)	19,478
2-Year U.S. Treasury Note Futures	35	Short	Dec 2019	(7,531,615)	(7,542,500)	(10,885)
Euro-Buxl Futures	1	Short	Dec 2019	(242,652)	(237,064)	5,588
						$33,297

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,885,209	AUD	2,791,000	DB	10/31/2019	—	$(496)
USD	37,643	CAD	50,000	GSI	10/1/2019	—	(97)
USD	113,781	CAD	150,000	SSB	10/1/2019	$560	—
USD	18,952	CAD	25,000	JPM	10/3/2019	81	—
USD	38,010	CAD	50,000	SSB	10/3/2019	268	—
USD	49,420	CAD	65,000	CITI	10/7/2019	353	—
USD	19,036	CAD	25,000	NWM	11/1/2019	156	—
USD	11,318	CAD	15,000	SCB	11/1/2019	—	(10)
USD	676,143	CAD	892,000	NWM	11/5/2019	2,483	—
USD	75,822	CAD	100,000	GSI	12/3/2019	270	—
USD	75,539	CAD	100,000	BNP	12/16/2019	—	(34)
USD	7,536	CAD	10,000	SSB	1/21/2020	—	(25)
USD	45,696	CAD	60,000	MSI	3/9/2020	326	—
USD	38,099	CAD	50,000	MSI	5/22/2020	293	—
USD	37,596	CAD	50,000	DB	6/1/2020	—	(209)
USD	11,414	CAD	15,000	CITI	8/14/2020	75	—
USD	30,160	CAD	40,000	MSI	8/14/2020	—	(78)
USD	39,266	EUR	35,000	SSB	10/15/2019	1,080	—
USD	17,168	EUR	15,000	MSI	10/30/2019	784	—
USD	985,108	EUR	893,000	CITI	10/31/2019	9,656	—
USD	17,187	EUR	15,000	MSI	11/15/2019	785	—
156

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,324,248	EUR	1,193,000	JPM	12/18/2019	$16,196	—
USD	349,041	EUR	317,000	MSI	12/18/2019	1,470	—
USD	60,780	EUR	55,000	SSB	1/17/2020	332	—
USD	588,273	JPY	62,850,000	JPM	10/21/2019	6,283	—
USD	59,780	JPY	6,450,000	JPM	10/28/2019	25	—
USD	85,481	JPY	9,000,000	CITI	11/12/2019	2,022	—
USD	121,058	JPY	12,750,000	JPM	11/12/2019	2,825	—
USD	1,055,899	JPY	110,650,000	MSI	11/25/2019	28,956	—
USD	390,193	JPY	41,950,000	JPM	12/16/2019	173	—
USD	1,294,823	NZD	2,061,000	JPM	11/29/2019	2,486	—
						$77,938	$(949)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	5,100,000	USD	Fixed 4.318%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	—	$(1,278,511)	$(1,278,511)
JPM	2,100,000	USD	Fixed 3.425%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2039	—	(643,179)	(643,179)
								—	$(1,921,690)	$(1,921,690)
Centrally cleared	3,540,000	USD	Fixed 2.360%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2024	—	(152,684)	(152,684)
Centrally cleared	3,310,000	USD	Fixed 2.359%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2024	—	(142,603)	(142,603)
Centrally cleared	4,720,000	USD	Fixed 2.358%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2024	—	(203,120)	(203,120)
Centrally cleared	3,445,000	USD	Fixed 2.363%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2024	—	(149,004)	(149,004)
Centrally cleared	1,620,000	USD	Fixed 1.625%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Nov 2026	—	(29,098)	(29,098)
Centrally cleared	1,640,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	$(34,797)	(368,853)	(403,650)
								$(34,797)	$(1,045,362)	$(1,080,159)
								$(34,797)	$(2,967,052)	$(3,001,849)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.IG.32	1,141,000	USD	$1,141,000	1.000%	Quarterly	Jun 2024	$(19,990)	$(4,648)	$(24,638)
Centrally cleared	Republic of Turkey	165,000	USD	165,000	1.000%	Quarterly	Jun 2024	18,829	(2,034)	16,795
				$1,306,000				$(1,161)	$(6,682)	$(7,843)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	CMBX.NA.BBB-.6	6.275%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(17,984)	$8,987	$(8,997)
GSI	CMBX.NA.BBB-.6	6.275%	140,000	USD	140,000	3.000%	Monthly	May 2063	(22,731)	11,280	(11,451)
MSI	CMBX.NA.BBB-.6	6.275%	255,000	USD	255,000	3.000%	Monthly	May 2063	(40,296)	19,439	(20,857)
MSI	CMBX.NA.BBB-.6	6.275%	130,000	USD	130,000	3.000%	Monthly	May 2063	(20,886)	10,253	(10,633)
MSI	CMBX.NA.BBB-.6	6.275%	115,000	USD	115,000	3.000%	Monthly	May 2063	(18,828)	9,422	(9,406)
MSI	CMBX.NA.BBB-.6	6.275%	69,000	USD	69,000	3.000%	Monthly	May 2063	(11,303)	5,659	(5,644)
					$819,000				$(132,028)	$65,040	$(66,988)
Centrally cleared	CDX.EM.31	2.054%	430,000	USD	430,000	1.000%	Quarterly	Jun 2024	(10,856)	(8,618)	(19,474)
Centrally cleared	CDX.NA.HY.32	3.275%	1,064,250	USD	1,064,250	5.000%	Quarterly	Jun 2024	54,913	22,627	77,540
Centrally cleared	Republic of Turkey	3.403%	165,000	USD	165,000	1.000%	Quarterly	Jun 2024	(18,201)	1,827	(16,374)
Centrally cleared	CDX.EM.32	2.077%	1,000,000	USD	1,000,000	1.000%	Quarterly	Dec 2024	(51,423)	777	(50,646)
					$2,659,250				$(25,567)	$16,613	$(8,954)
					$3,478,250				$(157,595)	$81,653	$(75,942)
157

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	U.S. Dollar
Derivatives Abbreviations
BBA	The British Banker's Association
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NWM	NatWest Markets PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 82.5%
Equity - 82.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,438,953	$27,239,377
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $26,108,743)		$27,239,377
UNAFFILIATED INVESTMENT COMPANIES - 17.7%
Exchange-traded funds - 17.7%
Financial Select Sector SPDR Fund	21,335	597,380
Vanguard Energy ETF	5,198	405,548
Vanguard FTSE Emerging Markets ETF	42,872	1,726,028
Vanguard Health Care ETF	1,381	231,566
Vanguard Information Technology ETF	3,879	836,118
Vanguard Materials ETF	1,111	140,408
Vanguard Mid-Cap ETF	6,087	1,020,181
Vanguard Real Estate ETF	3,600	335,700
Vanguard Small-Cap ETF	3,533	543,693
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,395,730)		$5,836,622
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (C)	7,604	7,604
TOTAL SHORT-TERM INVESTMENTS (Cost $7,604)		$7,604
Total Investments (Lifestyle Aggressive Portfolio) (Cost $31,512,077) - 100.2%		$33,083,603
Other assets and liabilities, net - (0.2%)		(73,768)
TOTAL NET ASSETS - 100.0%		$33,009,835
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-19.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	26,053,199	$493,187,051
Fixed income - 50.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	35,227,647	493,187,052
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $925,109,287)		$986,374,103
Total Investments (Lifestyle Balanced Portfolio) (Cost $925,109,287) - 100.0%		$986,374,103
Other assets and liabilities, net - (0.0%)		(114,378)
TOTAL NET ASSETS - 100.0%		$986,259,725
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,966,068	$37,217,672
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	10,654,453	149,162,339
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $181,365,739)		$186,380,011

158

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (C)	102	$102
TOTAL SHORT-TERM INVESTMENTS (Cost $102)		$102
Total Investments (Lifestyle Conservative Portfolio) (Cost $181,365,841) - 100.0%		$186,380,113
Other assets and liabilities, net - (0.0%)		(40,458)
TOTAL NET ASSETS - 100.0%		$186,339,655
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-19.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.4%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	226,353,378	$4,284,869,445
Fixed income - 29.6%
Select Bond, Series NAV, JHVIT (MIM US) (B)	128,619,418	1,800,671,852
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,603,779,312)		$6,085,541,297
Total Investments (Lifestyle Growth Portfolio) (Cost $5,603,779,312) - 100.0%		$6,085,541,297
Other assets and liabilities, net - (0.0%)		(457,111)
TOTAL NET ASSETS - 100.0%		$6,085,084,186
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,440,951	$121,927,206
Fixed income - 60.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	13,075,252	183,053,529
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $288,958,504)		$304,980,735
Lifestyle Moderate Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (C)	54	$54
TOTAL SHORT-TERM INVESTMENTS (Cost $54)		$54
Total Investments (Lifestyle Moderate Portfolio) (Cost $288,958,558) - 100.0%		$304,980,789
Other assets and liabilities, net - (0.0%)		(52,374)
TOTAL NET ASSETS - 100.0%		$304,928,415
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-19.
Managed Volatility Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 87.1%
Equity - 87.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,096,165	$34,584,015
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,475,507	25,943,317
Equity Income, Series NAV, JHVIT (T. Rowe Price)	2,466,711	35,668,638
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	755,697	35,956,041
Mid Cap Stock, Series NAV, JHVIT (Wellington)	756,267	12,735,540
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,495,272	13,397,636
Multifactor Developed International ETF, JHETF (DFA)	495,165	13,779,303
Multifactor Emerging Markets ETF, JHETF (DFA)	456,158	11,146,038
Multifactor Large Cap ETF, JHETF (DFA)	539,926	20,749,356
Multifactor Mid Cap ETF, JHETF (DFA)	269,784	9,933,447
Multifactor Small Cap ETF, JHETF (DFA)	555,602	14,528,881
Small Cap Growth, Class NAV, JHF II (Redwood)	285,932	4,483,419
Small Cap Value, Series NAV, JHVIT (Wellington)	283,460	4,762,126
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,954,597	74,860,528
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $315,642,145)		$312,528,285
UNAFFILIATED INVESTMENT COMPANIES - 11.8%
Equity - 11.8%
Fidelity 500 Index Fund	47,021	4,886,398
Fidelity International Index Fund	916,490	37,566,939
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $39,123,578)		$42,453,337
SHORT-TERM INVESTMENTS - 1.1%
Commercial paper - 0.1%
Children's Hospital Medical Center 2.060%, 10/02/2019 *	$180,000	180,000
State of California 2.240%, 10/16/2019 *	290,000	289,971
		469,971

159

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency - 0.9%
Federal Agricultural Mortgage Corp. Discount Note 1.700%, 10/01/2019 *	$328,000	$328,000
Federal Farm Credit Bank Discount Note 1.990%, 10/29/2019 *	460,000	459,327
Federal Home Loan Bank Discount Note 1.511%, 10/01/2019 *	2,386,000	2,386,000
		3,173,327
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (C)	340,743	340,743
TOTAL SHORT-TERM INVESTMENTS (Cost $3,984,031)		$3,984,041
Total Investments (Managed Volatility Aggressive Portfolio) (Cost $358,749,754) - 100.0%		$358,965,663
Other assets and liabilities, net - 0.0%		143,508
TOTAL NET ASSETS - 100.0%		$359,109,171
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.0%
Equity - 49.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	8,399,495	$265,004,070
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	19,012,050	199,246,286
Equity Income, Series NAV, JHVIT (T. Rowe Price)	18,678,142	270,085,938
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,598,154	313,940,168
Mid Cap Stock, Series NAV, JHVIT (Wellington)	3,990,577	67,201,322
Mid Value, Series NAV, JHVIT (T. Rowe Price)	7,924,460	71,003,162
Multifactor Developed International ETF, JHETF (DFA)	4,305,457	119,810,966
Multifactor Emerging Markets ETF, JHETF (DFA)	3,519,051	85,986,604
Multifactor Large Cap ETF, JHETF (DFA)	4,277,249	164,374,679
Multifactor Mid Cap ETF, JHETF (DFA)	3,002,384	110,547,779
Multifactor Small Cap ETF, JHETF (DFA)	3,279,104	85,747,914
Small Cap Growth, Class NAV, JHF II (Redwood)	2,203,634	34,552,978
Small Cap Value, Series NAV, JHVIT (Wellington)	2,234,836	37,545,251
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	77,886,048	1,474,382,885
		3,299,430,002
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income - 48.8%
Bond, Class NAV, JHSB (MIM US) (B)	51,646,072	$840,798,047
Core Bond, Series NAV, JHVIT (Wells Capital)	21,553,086	292,044,317
Select Bond, Series NAV, JHVIT (MIM US) (B)	153,021,055	2,142,294,776
		3,275,137,140
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,312,949,268)		$6,574,567,142
UNAFFILIATED INVESTMENT COMPANIES - 0.7%
Equity - 0.7%
Fidelity 500 Index Fund	429,370	44,620,160
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $42,755,152)		$44,620,160
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. 1.900%, 08/20/2020	$2,500,000	2,498,721
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,500,000)		$2,498,721
SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.7%
Children's Hospital Medical Center 2.060%, 10/02/2019 *	5,055,000	5,055,000
Salt River Project Agricultural Improvement & Power District
2.050%, 10/16/2019 *	15,225,000	15,199,858
2.070%, 01/15/2020 *	5,930,000	5,888,742
2.100%, 10/15/2019 *	5,905,000	5,896,044
State of California 2.240%, 10/16/2019 *	6,095,000	6,094,391
University of Chicago 2.080%, 10/15/2019 *	3,740,000	3,733,950
Yale University 1.940%, 01/15/2020 *	5,900,000	5,864,507
		47,732,492
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. Discount Note 1.700%, 10/01/2019 *	276,000	276,000
Federal Farm Credit Bank Discount Note 1.990%, 10/29/2019 *	4,715,000	4,708,106
Federal Home Loan Bank Discount Note 1.580%, 10/01/2019 *	2,007,000	2,007,000
		6,991,106
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (C)	544,963	544,963
TOTAL SHORT-TERM INVESTMENTS (Cost $55,294,968)		$55,268,561
Total Investments (Managed Volatility Balanced Portfolio) (Cost $6,413,499,388) - 99.6%		$6,676,954,584
Other assets and liabilities, net - 0.4%		29,407,694
TOTAL NET ASSETS - 100.0%		$6,706,362,278
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund

160

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Managed Volatility Balanced Portfolio (continued)
(C)	The rate shown is the annualized seven-day yield as of 9-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro FX Futures	208	Long	Dec 2019	$28,964,617	$28,502,500	$(462,117)
Euro STOXX 50 Index Futures	748	Long	Dec 2019	28,560,434	28,983,305	422,871
FTSE 100 Index Futures	132	Long	Dec 2019	11,831,076	11,983,460	152,384
Japanese Yen Currency Futures	126	Long	Dec 2019	14,813,407	14,644,350	(169,057)
MSCI Emerging Markets Index Futures	840	Long	Dec 2019	43,215,959	42,079,800	(1,136,159)
Nikkei 225 Index Futures	75	Long	Dec 2019	14,574,000	15,149,133	575,133
Pound Sterling Currency Futures	153	Long	Dec 2019	11,834,239	11,792,475	(41,764)
Russell 2000 E-Mini Index Futures	158	Long	Dec 2019	12,509,598	12,047,500	(462,098)
S&P 500 Index E-Mini Futures	1,386	Long	Dec 2019	208,516,313	206,358,075	(2,158,238)
S&P Mid 400 Index E-Mini Futures	210	Long	Dec 2019	41,299,516	40,698,000	(601,516)
						$(3,880,561)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.6%
Equity - 19.6%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	722,565	$22,796,940
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,029,939	10,793,756
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,584,125	22,906,449
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	473,727	22,539,940
Multifactor Developed International ETF, JHETF (DFA)	18,479	514,228
Multifactor Emerging Markets ETF, JHETF (DFA)	185,802	4,539,998
Multifactor Large Cap ETF, JHETF (DFA)	306,757	11,788,672
Multifactor Mid Cap ETF, JHETF (DFA)	388,527	14,305,564
Multifactor Small Cap ETF, JHETF (DFA)	333,035	8,708,799
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	5,323,721	100,778,045
		219,672,391
Fixed income - 79.0%
Bond, Class NAV, JHSB (MIM US) (B)	13,998,547	227,896,346
Core Bond, Series NAV, JHVIT (Wells Capital)	5,830,523	79,003,588
Select Bond, Series NAV, JHVIT (MIM US) (B)	41,468,523	580,559,321
		887,459,255
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,070,417,769)		$1,107,131,646
UNAFFILIATED INVESTMENT COMPANIES - 0.4%
Equity - 0.4%
Fidelity 500 Index Fund	45,814	4,760,943
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,561,890)		$4,760,943
SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.6%
Children's Hospital Medical Center 2.060%, 10/02/2019 *	$735,000	735,000
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial paper (continued)
Salt River Project Agricultural Improvement & Power District
2.050%, 10/16/2019 *	$2,225,000	$2,221,326
2.070%, 01/15/2020 *	855,000	849,051
2.100%, 10/15/2019 *	865,000	863,688
State of California 2.240%, 10/16/2019 *	870,000	869,913
University of Chicago 2.080%, 10/15/2019 *	545,000	544,118
Yale University 1.940%, 01/15/2020 *	865,000	859,796
		6,942,892
U.S. Government Agency - 0.2%
Federal Farm Credit Bank Discount Note 1.990%, 10/29/2019 *	1,295,000	1,293,106
Federal Home Loan Bank Discount Note 1.581%, 10/01/2019 *	801,000	801,000
		2,094,106
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (C)	267,242	267,242
TOTAL SHORT-TERM INVESTMENTS (Cost $9,308,038)		$9,304,240
Total Investments (Managed Volatility Conservative Portfolio) (Cost $1,084,287,697) - 99.8%		$1,121,196,829
Other assets and liabilities, net - 0.2%		2,436,319
TOTAL NET ASSETS - 100.0%		$1,123,633,148
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.

161

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Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-19.
Managed Volatility Conservative Portfolio (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro FX Futures	13	Long	Dec 2019	$1,807,688	$1,781,406	$(26,282)
Euro STOXX 50 Index Futures	47	Long	Dec 2019	1,792,666	1,821,144	28,478
FTSE 100 Index Futures	7	Long	Dec 2019	626,619	635,487	8,868
Japanese Yen Currency Futures	7	Long	Dec 2019	822,222	813,575	(8,647)
MSCI Emerging Markets Index Futures	49	Long	Dec 2019	2,510,288	2,454,655	(55,633)
Nikkei 225 Index Futures	4	Long	Dec 2019	784,030	807,954	23,924
Pound Sterling Currency Futures	8	Long	Dec 2019	618,989	616,600	(2,389)
Russell 2000 E-Mini Index Futures	8	Long	Dec 2019	630,950	610,000	(20,950)
S&P 500 Index E-Mini Futures	110	Long	Dec 2019	16,516,702	16,377,625	(139,076)
S&P Mid 400 Index E-Mini Futures	15	Long	Dec 2019	2,942,431	2,907,000	(35,431)
						$(227,138)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.2%
Equity - 69.7%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	12,490,628	$394,079,322
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	38,937,326	408,063,182
Equity Income, Series NAV, JHVIT (T. Rowe Price)	28,105,585	406,406,766
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	10,831,597	515,367,405
Mid Cap Stock, Series NAV, JHVIT (Wellington)	8,578,200	144,456,896
Mid Value, Series NAV, JHVIT (T. Rowe Price)	17,072,967	152,973,781
Multifactor Developed International ETF, JHETF (DFA)	9,396,002	261,469,125
Multifactor Emerging Markets ETF, JHETF (DFA)	7,160,935	174,974,582
Multifactor Large Cap ETF, JHETF (DFA)	7,151,381	274,827,572
Multifactor Mid Cap ETF, JHETF (DFA)	5,204,723	191,637,901
Multifactor Small Cap ETF, JHETF (DFA)	6,817,695	178,281,361
Small Cap Growth, Class NAV, JHF II (Redwood)	3,787,377	59,386,070
Small Cap Value, Series NAV, JHVIT (Wellington)	3,914,766	65,768,063
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	137,405,154	2,601,079,560
		5,828,771,586
Fixed income - 28.5%
Bond, Class NAV, JHSB (MIM US) (B)	37,353,344	608,112,441
Core Bond, Series NAV, JHVIT (Wells Capital)	15,621,241	211,667,809
Select Bond, Series NAV, JHVIT (MIM US) (B)	111,283,497	1,557,968,953
		2,377,749,203
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,809,490,959)		$8,206,520,789
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 0.7%
Equity - 0.7%
Fidelity International Index Fund	1,455,855	$59,675,513
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $57,221,790)		$59,675,513
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.0%
U.S. Government Agency - 0.0%
Federal Agricultural Mortgage Corp. 1.900%, 08/20/2020	$2,500,000	2,498,721
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,500,000)		$2,498,721
SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.6%
Children's Hospital Medical Center 2.060%, 10/02/2019 *	5,720,000	5,720,000
Salt River Project Agricultural Improvement & Power District
2.050%, 10/16/2019 *	6,795,000	6,783,779
2.070%, 01/15/2020 *	6,675,000	6,628,559
2.100%, 10/15/2019 *	6,700,000	6,689,838
State of California 2.240%, 10/16/2019 *	7,650,000	7,649,235
Swedbank AB 2.070%, 10/07/2019 *	250,000	249,904
The Boeing Company
2.100%, 11/13/2019 *	2,000,000	1,994,859
2.220%, 11/13/2019 *	2,525,000	2,518,510
University of Chicago 2.080%, 10/15/2019 *	4,245,000	4,238,133
Yale University 1.940%, 01/15/2020 *	6,705,000	6,664,664
		49,137,481
U.S. Government Agency - 0.1%
Federal Farm Credit Bank Discount Note 1.990%, 10/29/2019 *	5,740,000	5,731,607

162

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (C)	953,302	$953,302
TOTAL SHORT-TERM INVESTMENTS (Cost $55,843,926)		$55,822,390
Total Investments (Managed Volatility Growth Portfolio) (Cost $7,925,056,675) - 99.6%		$8,324,517,413
Other assets and liabilities, net - 0.4%		31,584,199
TOTAL NET ASSETS - 100.0%		$8,356,101,612
Managed Volatility Growth Portfolio (continued)
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro FX Futures	328	Long	Dec 2019	$45,564,231	$44,946,250	$(617,981)
Euro STOXX 50 Index Futures	1,162	Long	Dec 2019	44,735,866	45,024,867	289,001
FTSE 100 Index Futures	208	Long	Dec 2019	18,678,807	18,883,028	204,221
Japanese Yen Currency Futures	206	Long	Dec 2019	24,053,657	23,942,350	(111,307)
MSCI Emerging Markets Index Futures	1,362	Long	Dec 2019	69,920,588	68,229,390	(1,691,198)
Nikkei 225 Index Futures	117	Long	Dec 2019	23,459,332	23,632,647	173,315
Pound Sterling Currency Futures	244	Long	Dec 2019	18,957,491	18,806,300	(151,191)
Russell 2000 E-Mini Index Futures	231	Long	Dec 2019	18,221,200	17,613,750	(607,450)
S&P 500 Index E-Mini Futures	1,859	Long	Dec 2019	280,213,183	276,781,862	(3,431,321)
S&P Mid 400 Index E-Mini Futures	310	Long	Dec 2019	60,827,079	60,078,000	(749,079)
						$(6,692,990)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.0%
Equity - 39.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	2,159,544	$68,133,605
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,514,402	36,830,934
Equity Income, Series NAV, JHVIT (T. Rowe Price)	4,783,739	69,172,863
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	1,591,205	75,709,535
Mid Cap Stock, Series NAV, JHVIT (Wellington)	1,070,414	18,025,776
Mid Value, Series NAV, JHVIT (T. Rowe Price)	2,109,334	18,899,632
Multifactor Developed International ETF, JHETF (DFA)	626,561	17,435,752
Multifactor Emerging Markets ETF, JHETF (DFA)	644,675	15,752,376
Multifactor Large Cap ETF, JHETF (DFA)	1,032,435	39,676,477
Multifactor Mid Cap ETF, JHETF (DFA)	392,260	14,443,013
Multifactor Small Cap ETF, JHETF (DFA)	453,354	11,855,116
Small Cap Growth, Class NAV, JHF II (Redwood)	530,502	8,318,267
Small Cap Value, Series NAV, JHVIT (Wellington)	527,495	8,861,908
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	18,315,380	346,710,135
		749,825,389
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income - 58.9%
Bond, Class NAV, JHSB (MIM US) (B)	17,813,928	$290,010,742
Core Bond, Series NAV, JHVIT (Wells Capital)	7,439,433	100,804,320
Select Bond, Series NAV, JHVIT (MIM US) (B)	52,831,915	739,646,814
		1,130,461,876
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,824,578,309)		$1,880,287,265
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	153,885	15,991,780
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,323,525)		$15,991,780
SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.7%
Children's Hospital Medical Center 2.060%, 10/02/2019 *	$1,310,000	1,310,000
Salt River Project Agricultural Improvement & Power District
2.050%, 10/16/2019 *	3,955,000	3,948,469
2.070%, 01/15/2020 *	1,540,000	1,529,285
2.100%, 10/15/2019 *	1,530,000	1,527,679
State of California 2.240%, 10/16/2019 *	1,595,000	1,594,841

163

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial paper (continued)
University of Chicago 2.080%, 10/15/2019 *	$970,000	$968,431
Yale University 1.940%, 01/15/2020 *	1,530,000	1,520,796
		12,399,501
U.S. Government Agency - 0.1%
Federal Farm Credit Bank Discount Note 1.990%, 10/29/2019 *	2,040,000	2,037,017
Federal Home Loan Bank Discount Note 1.500%, 10/01/2019 *	193,000	193,000
		2,230,017
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (C)	307,634	307,634
TOTAL SHORT-TERM INVESTMENTS (Cost $14,943,939)		$14,937,152
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,854,845,773) - 99.6%		$1,911,216,197
Other assets and liabilities, net - 0.4%		7,747,820
TOTAL NET ASSETS - 100.0%		$1,918,964,017
Managed Volatility Moderate Portfolio (continued)
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro FX Futures	47	Long	Dec 2019	$6,539,863	$6,440,469	$(99,394)
Euro STOXX 50 Index Futures	168	Long	Dec 2019	6,419,613	6,509,619	90,006
FTSE 100 Index Futures	28	Long	Dec 2019	2,507,747	2,541,946	34,199
Japanese Yen Currency Futures	28	Long	Dec 2019	3,291,304	3,254,300	(37,004)
MSCI Emerging Markets Index Futures	166	Long	Dec 2019	8,525,919	8,315,770	(210,149)
Nikkei 225 Index Futures	16	Long	Dec 2019	3,109,120	3,231,815	122,695
Pound Sterling Currency Futures	33	Long	Dec 2019	2,557,195	2,543,475	(13,720)
Russell 2000 E-Mini Index Futures	34	Long	Dec 2019	2,684,803	2,592,500	(92,303)
S&P 500 Index E-Mini Futures	339	Long	Dec 2019	50,985,641	50,472,862	(512,779)
S&P Mid 400 Index E-Mini Futures	44	Long	Dec 2019	8,641,579	8,527,200	(114,379)
						$(832,828)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Communication services – 2.3%
Entertainment – 1.0%
Cinemark Holdings, Inc.	84,956	$3,282,700
Live Nation Entertainment, Inc. (A)	110,821	7,351,865
World Wrestling Entertainment, Inc., Class A (B)	37,901	2,696,656
		13,331,221
Interactive media and services – 0.1%
Yelp, Inc. (A)	51,508	1,789,903
Media – 1.1%
AMC Networks, Inc., Class A (A)	35,190	1,729,940
Cable One, Inc.	4,001	5,020,055
John Wiley & Sons, Inc., Class A	35,091	1,541,899
Meredith Corp.	31,932	1,170,627
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
TEGNA, Inc.	172,651	$2,681,270
The New York Times Company, Class A (B)	114,538	3,262,042
		15,405,833
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	77,753	2,006,027
		32,532,984
Consumer discretionary – 12.3%
Auto components – 1.0%
Adient PLC	69,384	1,593,057
Dana, Inc.	114,689	1,656,109
Delphi Technologies PLC	69,418	930,201
Gentex Corp.	203,030	5,590,431

164

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
The Goodyear Tire & Rubber Company	185,296	$2,669,189
Visteon Corp. (A)	22,276	1,838,661
		14,277,648
Automobiles – 0.2%
Thor Industries, Inc.	43,879	2,485,307
Distributors – 0.4%
Pool Corp.	31,814	6,416,884
Diversified consumer services – 1.0%
Adtalem Global Education, Inc. (A)	43,768	1,667,123
Graham Holdings Company, Class B	3,467	2,300,181
Service Corp. International	145,323	6,947,893
Sotheby's (A)	26,003	1,481,651
WW International, Inc. (A)	37,004	1,399,491
		13,796,339
Hotels, restaurants and leisure – 4.1%
Boyd Gaming Corp.	63,768	1,527,244
Brinker International, Inc. (B)	29,884	1,275,150
Caesars Entertainment Corp. (A)	442,890	5,164,097
Churchill Downs, Inc.	28,395	3,505,505
Cracker Barrel Old Country Store, Inc. (B)	19,161	3,116,537
Domino's Pizza, Inc.	32,858	8,036,738
Dunkin' Brands Group, Inc.	65,917	5,231,173
Eldorado Resorts, Inc. (A)(B)	52,057	2,075,513
International Speedway Corp., Class A	19,011	855,685
Jack in the Box, Inc.	20,579	1,875,158
Marriott Vacations Worldwide Corp.	30,871	3,198,544
Papa John's International, Inc. (B)	17,477	914,921
Penn National Gaming, Inc. (A)	86,796	1,616,576
Scientific Games Corp. (A)	43,051	876,088
Six Flags Entertainment Corp.	62,517	3,175,238
Texas Roadhouse, Inc.	52,117	2,737,185
The Cheesecake Factory, Inc. (B)	32,722	1,363,853
The Wendy's Company	147,013	2,937,320
Wyndham Destinations, Inc.	73,494	3,382,194
Wyndham Hotels & Resorts, Inc.	76,845	3,975,960
		56,840,679
Household durables – 1.0%
Helen of Troy, Ltd. (A)	20,008	3,154,461
KB Home	68,148	2,317,032
Tempur Sealy International, Inc. (A)	36,691	2,832,545
Toll Brothers, Inc.	102,955	4,226,303
TRI Pointe Group, Inc. (A)	113,366	1,705,025
		14,235,366
Internet and direct marketing retail – 0.7%
Etsy, Inc. (A)	95,994	5,423,661
GrubHub, Inc. (A)(B)	72,799	4,092,032
		9,515,693
Leisure products – 0.8%
Brunswick Corp.	68,313	3,560,474
Mattel, Inc. (A)(B)	275,355	3,136,293
Polaris, Inc.	45,786	4,029,626
		10,726,393
Multiline retail – 0.2%
Dillard's, Inc., Class A (B)	8,138	538,003
Ollie's Bargain Outlet Holdings, Inc. (A)(B)	43,579	2,555,473
		3,093,476
Specialty retail – 2.1%
Aaron's, Inc.	53,828	3,458,987
American Eagle Outfitters, Inc.	126,567	2,052,917
AutoNation, Inc. (A)	46,849	2,375,244
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Bed Bath & Beyond, Inc. (B)	101,823	$1,083,397
Dick's Sporting Goods, Inc.	52,506	2,142,770
Five Below, Inc. (A)	44,361	5,593,922
Foot Locker, Inc.	87,420	3,773,047
Murphy USA, Inc. (A)	23,948	2,042,764
Sally Beauty Holdings, Inc. (A)	96,060	1,430,333
Urban Outfitters, Inc. (A)	56,209	1,578,911
Williams-Sonoma, Inc.	62,320	4,236,514
		29,768,806
Textiles, apparel and luxury goods – 0.8%
Carter's, Inc.	35,652	3,251,819
Deckers Outdoor Corp. (A)	23,015	3,391,490
Skechers U.S.A., Inc., Class A (A)	106,585	3,980,950
		10,624,259
		171,780,850
Consumer staples – 2.8%
Beverages – 0.2%
The Boston Beer Company, Inc., Class A (A)	7,319	2,664,702
Food and staples retailing – 0.5%
Casey's General Stores, Inc.	29,300	4,721,988
Sprouts Farmers Market, Inc. (A)	94,123	1,820,339
		6,542,327
Food products – 1.7%
Flowers Foods, Inc.	153,384	3,547,772
Ingredion, Inc.	53,176	4,346,606
Lancaster Colony Corp.	15,774	2,187,065
Pilgrim's Pride Corp. (A)	41,721	1,336,949
Post Holdings, Inc. (A)	54,733	5,792,941
Sanderson Farms, Inc.	15,712	2,377,697
The Hain Celestial Group, Inc. (A)	63,950	1,373,326
Tootsie Roll Industries, Inc. (B)	13,444	499,310
TreeHouse Foods, Inc. (A)	44,786	2,483,384
		23,945,050
Household products – 0.2%
Energizer Holdings, Inc. (B)	51,064	2,225,369
Spectrum Brands Holdings, Inc.	4,971	262,061
		2,487,430
Personal products – 0.2%
Edgewell Personal Care Company (A)	43,161	1,402,301
Nu Skin Enterprises, Inc., Class A	44,265	1,882,590
		3,284,891
		38,924,400
Energy – 2.1%
Energy equipment and services – 0.5%
Apergy Corp. (A)	61,727	1,669,715
Core Laboratories NV (B)	35,352	1,648,110
Oceaneering International, Inc. (A)	78,837	1,068,241
Patterson-UTI Energy, Inc.	161,457	1,380,457
Transocean, Ltd. (A)	458,292	2,048,565
		7,815,088
Oil, gas and consumable fuels – 1.6%
Antero Midstream Corp. (B)	205,990	1,524,326
Chesapeake Energy Corp. (A)(B)	898,720	1,267,195
CNX Resources Corp. (A)	149,469	1,085,145
EQT Corp.	203,606	2,166,368
Equitrans Midstream Corp.	162,585	2,365,612
Matador Resources Company (A)	87,378	1,444,358
Murphy Oil Corp.	122,832	2,715,816
Oasis Petroleum, Inc. (A)	230,848	798,734
PBF Energy, Inc., Class A	81,212	2,208,154

165

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Southwestern Energy Company (A)(B)	431,374	$832,552
World Fuel Services Corp.	52,103	2,080,994
WPX Energy, Inc. (A)	336,604	3,564,636
		22,053,890
		29,868,978
Financials – 16.7%
Banks – 6.8%
Associated Banc-Corp.	129,230	2,616,908
BancorpSouth Bank	74,612	2,209,261
Bank of Hawaii Corp.	32,375	2,781,984
Bank OZK	96,332	2,626,974
Cathay General Bancorp	60,426	2,098,897
Commerce Bancshares, Inc.	78,711	4,773,822
Cullen/Frost Bankers, Inc.	45,436	4,023,358
East West Bancorp, Inc.	115,985	5,136,976
First Financial Bankshares, Inc.	108,225	3,607,139
First Horizon National Corp.	249,012	4,033,994
FNB Corp.	258,890	2,985,002
Fulton Financial Corp.	132,501	2,143,866
Hancock Whitney Corp.	72,287	2,768,231
Home BancShares, Inc.	124,112	2,332,685
International Bancshares Corp.	46,044	1,778,219
PacWest Bancorp	94,198	3,423,155
Pinnacle Financial Partners, Inc.	57,642	3,271,184
Prosperity Bancshares, Inc.	55,028	3,886,628
Signature Bank	43,616	5,199,900
Sterling Bancorp	163,521	3,280,231
Synovus Financial Corp.	122,977	4,397,658
TCF Financial Corp.	122,309	4,656,304
Texas Capital Bancshares, Inc. (A)	40,085	2,190,645
Trustmark Corp.	51,321	1,750,559
UMB Financial Corp.	34,410	2,222,198
Umpqua Holdings Corp.	175,476	2,888,335
United Bankshares, Inc.	81,181	3,074,324
Valley National Bancorp	264,404	2,874,071
Webster Financial Corp.	73,442	3,442,227
Wintrust Financial Corp.	45,175	2,919,660
		95,394,395
Capital markets – 2.5%
Eaton Vance Corp.	90,082	4,047,384
Evercore, Inc., Class A	31,774	2,545,097
FactSet Research Systems, Inc.	30,486	7,407,183
Federated Investors, Inc., Class B	76,605	2,482,768
Interactive Brokers Group, Inc., Class A	61,160	3,289,185
Janus Henderson Group PLC	126,760	2,847,030
Legg Mason, Inc.	64,982	2,481,663
SEI Investments Company	101,094	5,990,325
Stifel Financial Corp.	55,451	3,181,778
		34,272,413
Consumer finance – 0.7%
FirstCash, Inc.	34,237	3,138,506
Green Dot Corp., Class A (A)	37,991	959,273
Navient Corp.	161,639	2,068,979
SLM Corp.	339,953	3,000,085
		9,166,843
Diversified financial services – 0.3%
Jefferies Financial Group, Inc.	198,832	3,658,509
Insurance – 5.8%
Alleghany Corp. (A)	11,499	9,173,442
American Financial Group, Inc.	59,490	6,415,997
Brighthouse Financial, Inc. (A)	88,782	3,593,008
Brown & Brown, Inc.	186,042	6,708,675
CNO Financial Group, Inc.	124,311	1,967,843
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
First American Financial Corp.	89,331	$5,271,422
Genworth Financial, Inc., Class A (A)	401,090	1,764,796
Kemper Corp.	49,903	3,889,939
Mercury General Corp.	21,615	1,207,846
Old Republic International Corp.	227,123	5,353,289
Primerica, Inc.	33,375	4,246,301
Reinsurance Group of America, Inc.	50,014	7,996,238
RenaissanceRe Holdings, Ltd.	35,192	6,807,892
Selective Insurance Group, Inc.	47,312	3,557,389
The Hanover Insurance Group, Inc.	31,520	4,272,221
W.R. Berkley Corp.	115,318	8,329,419
		80,555,717
Thrifts and mortgage finance – 0.6%
LendingTree, Inc. (A)(B)	6,107	1,895,796
New York Community Bancorp, Inc.	372,441	4,674,135
Washington Federal, Inc.	63,275	2,340,542
		8,910,473
		231,958,350
Health care – 9.7%
Biotechnology – 0.8%
Exelixis, Inc. (A)	241,384	4,268,876
Ligand Pharmaceuticals, Inc. (A)(B)	15,150	1,508,031
Repligen Corp. (A)	36,958	2,834,309
United Therapeutics Corp. (A)	34,944	2,786,784
		11,398,000
Health care equipment and supplies – 4.0%
Avanos Medical, Inc. (A)	38,020	1,424,229
Cantel Medical Corp.	29,288	2,190,742
Globus Medical, Inc., Class A (A)	61,080	3,122,410
Haemonetics Corp. (A)	40,458	5,103,372
Hill-Rom Holdings, Inc.	53,245	5,602,971
ICU Medical, Inc. (A)	15,316	2,444,434
Integra LifeSciences Holdings Corp. (A)	56,574	3,398,400
LivaNova PLC (A)	38,563	2,845,564
Masimo Corp. (A)	39,096	5,817,094
NuVasive, Inc. (A)	41,475	2,628,686
Penumbra, Inc. (A)(B)	25,508	3,430,571
STERIS PLC	67,487	9,751,190
West Pharmaceutical Services, Inc.	58,770	8,334,761
		56,094,424
Health care providers and services – 2.2%
Acadia Healthcare Company, Inc. (A)	70,545	2,192,539
Amedisys, Inc. (A)	25,640	3,359,096
Chemed Corp.	12,688	5,298,128
Covetrus, Inc. (A)	77,636	923,092
Encompass Health Corp.	78,610	4,974,441
HealthEquity, Inc. (A)	56,277	3,215,949
MEDNAX, Inc. (A)	67,109	1,518,006
Molina Healthcare, Inc. (A)	49,974	5,483,147
Patterson Companies, Inc.	68,531	1,221,222
Tenet Healthcare Corp. (A)	82,437	1,823,506
		30,009,126
Health care technology – 0.4%
Allscripts Healthcare Solutions, Inc. (A)	132,805	1,458,199
Medidata Solutions, Inc. (A)	49,615	4,539,773
		5,997,972
Life sciences tools and services – 1.8%
Bio-Rad Laboratories, Inc., Class A (A)	17,128	5,699,171
Bio-Techne Corp.	30,333	5,935,258
Charles River Laboratories International, Inc. (A)	38,894	5,148,399
PRA Health Sciences, Inc. (A)	50,041	4,965,568

166

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Syneos Health, Inc. (A)	49,480	$2,632,831
		24,381,227
Pharmaceuticals – 0.5%
Catalent, Inc. (A)	116,366	5,546,004
Prestige Consumer Healthcare, Inc. (A)	40,037	1,388,884
		6,934,888
		134,815,637
Industrials – 15.8%
Aerospace and defense – 1.2%
Axon Enterprise, Inc. (A)	47,220	2,681,152
Curtiss-Wright Corp.	34,051	4,405,178
Teledyne Technologies, Inc. (A)	28,990	9,334,490
		16,420,820
Air freight and logistics – 0.4%
XPO Logistics, Inc. (A)	73,459	5,257,461
Airlines – 0.3%
JetBlue Airways Corp. (A)	236,094	3,954,575
Building products – 1.3%
Lennox International, Inc.	28,083	6,823,327
Owens Corning	86,696	5,479,187
Resideo Technologies, Inc. (A)	97,842	1,404,033
Trex Company, Inc. (A)	46,559	4,233,610
		17,940,157
Commercial services and supplies – 1.9%
Clean Harbors, Inc. (A)	40,955	3,161,726
Deluxe Corp.	34,211	1,681,813
Healthcare Services Group, Inc.	59,061	1,434,592
Herman Miller, Inc.	47,060	2,168,995
HNI Corp.	34,167	1,212,929
KAR Auction Services, Inc.	106,366	2,611,285
MSA Safety, Inc.	28,387	3,097,306
Stericycle, Inc. (A)	72,614	3,698,231
Tetra Tech, Inc.	43,550	3,778,398
The Brink's Company	39,844	3,305,060
		26,150,335
Construction and engineering – 1.3%
AECOM (A)	125,692	4,720,992
Dycom Industries, Inc. (A)	25,097	1,281,202
EMCOR Group, Inc.	44,734	3,852,492
Fluor Corp.	111,507	2,133,129
Granite Construction, Inc.	37,327	1,199,317
MasTec, Inc. (A)	48,041	3,119,302
Valmont Industries, Inc.	17,239	2,386,567
		18,693,001
Electrical equipment – 1.3%
Acuity Brands, Inc.	31,795	4,285,648
EnerSys	33,854	2,232,333
Hubbell, Inc.	43,358	5,697,241
nVent Electric PLC	123,985	2,732,629
Regal Beloit Corp.	33,418	2,434,501
		17,382,352
Industrial conglomerates – 0.5%
Carlisle Companies, Inc.	45,109	6,565,164
Machinery – 4.1%
AGCO Corp.	50,427	3,817,324
Colfax Corp. (A)	66,575	1,934,670
Crane Company	40,606	3,274,062
Donaldson Company, Inc.	101,625	5,292,630
Graco, Inc.	132,926	6,119,913
ITT, Inc.	70,127	4,291,071
Kennametal, Inc.	65,714	2,020,048
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Lincoln Electric Holdings, Inc.	49,231	$4,271,282
Nordson Corp.	40,774	5,963,605
Oshkosh Corp.	54,504	4,131,403
Terex Corp.	52,200	1,355,634
The Timken Company	54,538	2,372,948
The Toro Company	84,950	6,226,835
Trinity Industries, Inc.	81,522	1,604,353
Woodward, Inc.	44,849	4,836,068
		57,511,846
Marine – 0.3%
Kirby Corp. (A)	47,736	3,921,990
Professional services – 0.7%
ASGN, Inc. (A)	42,156	2,649,926
Insperity, Inc.	30,852	3,042,624
ManpowerGroup, Inc.	47,686	4,017,069
		9,709,619
Road and rail – 1.8%
Avis Budget Group, Inc. (A)	46,623	1,317,566
Genesee & Wyoming, Inc., Class A (A)	45,112	4,985,327
Knight-Swift Transportation Holdings, Inc. (B)	97,833	3,551,338
Landstar System, Inc.	31,581	3,555,389
Old Dominion Freight Line, Inc.	51,005	8,669,320
Ryder System, Inc.	42,503	2,200,380
Werner Enterprises, Inc.	35,291	1,245,772
		25,525,092
Trading companies and distributors – 0.7%
GATX Corp.	28,449	2,205,651
MSC Industrial Direct Company, Inc., Class A	35,867	2,601,434
NOW, Inc. (A)	86,700	994,449
Watsco, Inc.	25,990	4,396,988
		10,198,522
		219,230,934
Information technology – 15.1%
Communications equipment – 1.1%
Ciena Corp. (A)	123,609	4,849,181
InterDigital, Inc.	24,805	1,301,518
Lumentum Holdings, Inc. (A)	61,281	3,282,210
NetScout Systems, Inc. (A)	53,199	1,226,769
Plantronics, Inc.	25,861	965,133
ViaSat, Inc. (A)	45,916	3,458,393
		15,083,204
Electronic equipment, instruments and components – 4.3%
Arrow Electronics, Inc. (A)	66,254	4,941,223
Avnet, Inc.	82,574	3,673,304
Belden, Inc.	30,787	1,642,179
Cognex Corp.	135,999	6,681,631
Coherent, Inc. (A)	19,111	2,937,743
II-VI, Inc. (A)	71,831	2,529,170
Jabil, Inc.	110,899	3,966,857
Littelfuse, Inc.	19,594	3,474,212
National Instruments Corp.	94,589	3,971,792
SYNNEX Corp.	32,561	3,676,137
Tech Data Corp. (A)	28,371	2,957,393
Trimble, Inc. (A)	200,650	7,787,227
Vishay Intertechnology, Inc.	105,468	1,785,573
Zebra Technologies Corp., Class A (A)	43,125	8,899,706
		58,924,147
IT services – 2.5%
CACI International, Inc., Class A (A)	19,828	4,585,423
CoreLogic, Inc. (A)	63,858	2,954,710

167

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
KBR, Inc.	112,805	$2,768,235
LiveRamp Holdings, Inc. (A)	53,902	2,315,630
MAXIMUS, Inc.	50,851	3,928,748
Perspecta, Inc.	109,933	2,871,450
Sabre Corp.	218,091	4,884,148
Science Applications International Corp.	39,084	3,413,987
WEX, Inc. (A)	34,486	6,968,586
		34,690,917
Semiconductors and semiconductor equipment – 3.7%
Cirrus Logic, Inc. (A)	46,332	2,482,469
Cree, Inc. (A)	85,249	4,177,201
Cypress Semiconductor Corp.	294,305	6,869,079
First Solar, Inc. (A)	60,472	3,507,981
MKS Instruments, Inc.	43,419	4,006,705
Monolithic Power Systems, Inc.	32,049	4,987,786
Semtech Corp. (A)	53,017	2,577,156
Silicon Laboratories, Inc. (A)	34,541	3,846,140
Synaptics, Inc. (A)	26,227	1,047,769
Teradyne, Inc.	135,429	7,842,693
Universal Display Corp.	33,785	5,672,502
Versum Materials, Inc.	87,054	4,607,768
		51,625,249
Software – 3.3%
ACI Worldwide, Inc. (A)	93,009	2,913,507
Blackbaud, Inc.	39,186	3,540,063
CDK Global, Inc.	96,583	4,644,676
CommVault Systems, Inc. (A)	33,123	1,480,929
Fair Isaac Corp. (A)	23,028	6,989,459
j2 Global, Inc.	37,033	3,363,337
LogMeIn, Inc.	39,395	2,795,469
Manhattan Associates, Inc. (A)	51,260	4,135,144
PTC, Inc. (A)	82,607	5,632,145
Teradata Corp. (A)	90,926	2,818,706
Tyler Technologies, Inc. (A)	30,747	8,071,088
		46,384,523
Technology hardware, storage and peripherals – 0.2%
NCR Corp. (A)	95,946	3,028,056
		209,736,096
Materials – 6.0%
Chemicals – 2.5%
Ashland Global Holdings, Inc.	48,230	3,716,122
Cabot Corp.	46,047	2,086,850
Ingevity Corp. (A)	33,356	2,829,923
Minerals Technologies, Inc.	27,942	1,483,441
NewMarket Corp.	5,884	2,777,778
Olin Corp.	130,928	2,450,972
PolyOne Corp.	61,258	2,000,074
RPM International, Inc.	103,334	7,110,413
Sensient Technologies Corp.	33,724	2,315,153
The Chemours Company	130,278	1,946,353
The Scotts Miracle-Gro Company	31,400	3,197,148
Valvoline, Inc.	149,967	3,303,773
		35,218,000
Construction materials – 0.2%
Eagle Materials, Inc.	33,488	3,014,255
Containers and packaging – 1.1%
AptarGroup, Inc.	51,034	6,044,977
Greif, Inc., Class A	20,925	792,848
Owens-Illinois, Inc.	123,883	1,272,278
Silgan Holdings, Inc.	62,017	1,862,681
Sonoco Products Company	79,751	4,642,306
		14,615,090
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining – 1.9%
Allegheny Technologies, Inc. (A)	100,472	$2,034,558
Carpenter Technology Corp.	37,983	1,962,202
Commercial Metals Company	93,973	1,633,251
Compass Minerals International, Inc.	27,002	1,525,343
Reliance Steel & Aluminum Company	53,117	5,293,640
Royal Gold, Inc.	52,244	6,436,983
Steel Dynamics, Inc.	175,008	5,215,238
United States Steel Corp. (B)	136,065	1,571,551
Worthington Industries, Inc.	29,534	1,064,701
		26,737,467
Paper and forest products – 0.3%
Domtar Corp.	49,872	1,785,916
Louisiana-Pacific Corp.	98,507	2,421,302
		4,207,218
		83,792,030
Real estate – 11.3%
Equity real estate investment trusts – 10.9%
Alexander & Baldwin, Inc.	54,116	1,326,383
American Campus Communities, Inc.	109,495	5,264,520
Brixmor Property Group, Inc.	237,352	4,815,872
Camden Property Trust	77,161	8,565,643
CoreCivic, Inc.	94,907	1,639,993
CoreSite Realty Corp.	29,398	3,582,146
Corporate Office Properties Trust	89,212	2,656,733
Cousins Properties, Inc.	116,954	4,396,301
CyrusOne, Inc.	90,202	7,134,978
Douglas Emmett, Inc.	131,276	5,622,551
EastGroup Properties, Inc.	29,931	3,741,974
EPR Properties	61,805	4,750,332
First Industrial Realty Trust, Inc.	100,797	3,987,529
Healthcare Realty Trust, Inc.	102,995	3,450,333
Highwoods Properties, Inc.	82,657	3,714,606
JBG SMITH Properties	94,059	3,688,053
Kilroy Realty Corp.	74,027	5,765,963
Lamar Advertising Company, Class A	68,498	5,612,041
Liberty Property Trust	125,729	6,453,670
Life Storage, Inc.	37,175	3,918,617
Mack-Cali Realty Corp.	72,162	1,563,029
Medical Properties Trust, Inc.	355,648	6,956,475
National Retail Properties, Inc.	136,777	7,714,223
Omega Healthcare Investors, Inc.	172,571	7,211,742
Park Hotels & Resorts, Inc.	191,047	4,770,444
Pebblebrook Hotel Trust	104,101	2,896,090
PotlatchDeltic Corp.	53,541	2,199,732
PS Business Parks, Inc.	15,958	2,903,558
Rayonier, Inc.	103,302	2,913,116
Sabra Health Care REIT, Inc.	151,024	3,467,511
Senior Housing Properties Trust	189,453	1,753,388
Service Properties Trust	131,049	3,379,754
Spirit Realty Capital, Inc.	71,807	3,436,683
Tanger Factory Outlet Centers, Inc.	74,545	1,153,957
Taubman Centers, Inc.	48,777	1,991,565
The GEO Group, Inc.	96,625	1,675,478
Uniti Group, Inc.	153,914	1,195,142
Urban Edge Properties	91,732	1,815,376
Weingarten Realty Investors	96,385	2,807,695
		151,893,196
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc.	41,058	5,709,525
		157,602,721
Utilities – 4.9%
Electric utilities – 1.6%
ALLETE, Inc.	41,164	3,598,145

168

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Hawaiian Electric Industries, Inc.	86,840	$3,960,772
IDACORP, Inc.	40,161	4,524,940
OGE Energy Corp.	159,519	7,238,972
PNM Resources, Inc.	63,476	3,305,830
		22,628,659
Gas utilities – 1.9%
National Fuel Gas Company	68,784	3,227,345
New Jersey Resources Corp.	71,704	3,242,455
ONE Gas, Inc.	42,024	4,038,927
Southwest Gas Holdings, Inc.	43,290	3,941,122
Spire, Inc.	40,489	3,532,260
UGI Corp.	166,519	8,370,910
		26,353,019
Multi-utilities – 0.8%
Black Hills Corp.	48,661	3,733,759
MDU Resources Group, Inc.	158,629	4,471,752
NorthWestern Corp.	40,198	3,016,860
		11,222,371
Water utilities – 0.6%
Aqua America, Inc.	171,951	7,708,563
		67,912,612
TOTAL COMMON STOCKS (Cost $1,174,144,887)		$1,378,155,592
SECURITIES LENDING COLLATERAL – 2.6%
John Hancock Collateral Trust, 2.1169% (C)(D)	3,553,735	35,561,156
TOTAL SECURITIES LENDING COLLATERAL (Cost $35,561,559)		$35,561,156
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.0%
U.S. Government Agency – 0.7%
Federal Home Loan Bank Discount Note 1.970%, 10/08/2019 *	$10,000,000	$9,996,344
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $4,486,100 on 10-1-19, collateralized by $4,475,000 U.S. Treasury Notes, 2.625% due 6/15/2021 (valued at $4,578,507, including interest)	4,486,000	4,486,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,482,169)		$14,482,344
Total Investments (Mid Cap Index Trust) (Cost $1,224,188,615) – 102.6%		$1,428,199,092
Other assets and liabilities, net – (2.6%)		(36,411,110)
TOTAL NET ASSETS – 100.0%		$1,391,787,982
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $34,791,585.
(C)	The rate shown is the annualized seven-day yield as of 9-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	93	Long	Dec 2019	$18,240,376	$18,023,400	$(216,976)
						$(216,976)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.8%
Communication services – 7.0%
Entertainment – 3.4%
Spotify Technology SA (A)(B)	161,921	$18,458,991
Take-Two Interactive Software, Inc. (A)	53,633	6,722,360
		25,181,351
Interactive media and services – 3.6%
Pinterest, Inc., Class A (A)(B)	566,594	14,986,411
Pinterest, Inc., Class B (A)	151,393	3,979,318
TripAdvisor, Inc. (A)	185,251	7,165,509
		26,131,238
Media – 0.0%
Ocean Outdoor, Ltd. (A)(C)	6,084	47,129
		51,359,718
Consumer discretionary – 18.7%
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services – 1.3%
Grand Canyon Education, Inc. (A)	99,620	$9,782,684
Hotels, restaurants and leisure – 6.2%
Marriott Vacations Worldwide Corp.	106,102	10,993,228
Norwegian Cruise Line Holdings, Ltd. (A)	216,691	11,218,093
Planet Fitness, Inc., Class A (A)	181,730	10,516,715
Vail Resorts, Inc.	57,400	13,061,944
		45,789,980
Household durables – 1.7%
Lennar Corp., A Shares	228,759	12,776,190
Leisure products – 1.1%
BRP, Inc.	77,100	2,999,966
Peloton Interactive, Inc., Class A (A)	211,000	5,296,100
		8,296,066

169

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail – 6.4%
Burlington Stores, Inc. (A)	95,099	$19,002,682
Five Below, Inc. (A)	70,580	8,900,138
Floor & Decor Holdings, Inc., Class A (A)	359,154	18,370,727
JAND, Inc., Class A (A)(D)(E)	28,798	476,031
		46,749,578
Textiles, apparel and luxury goods – 2.0%
Carter's, Inc.	56,400	5,144,244
Under Armour, Inc., Class A (A)(B)	90,625	1,807,063
Under Armour, Inc., Class C (A)	407,042	7,379,671
		14,330,978
		137,725,476
Consumer staples – 3.5%
Beverages – 1.0%
Monster Beverage Corp. (A)	124,854	7,249,023
Food products – 2.5%
Lamb Weston Holdings, Inc.	252,976	18,396,415
		25,645,438
Energy – 1.0%
Oil, gas and consumable fuels – 1.0%
Diamondback Energy, Inc.	28,043	2,521,346
WPX Energy, Inc. (A)	449,725	4,762,588
		7,283,934
Financials – 1.1%
Capital markets – 1.1%
The Blackstone Group, Inc., Class A (B)	165,175	8,067,147
Diversified financial services – 0.0%
J2 Acquisition, Ltd. (A)(C)	24,340	239,749
		8,306,896
Health care – 24.1%
Biotechnology – 8.6%
Ascendis Pharma A/S, ADR (A)	51,504	4,960,865
Bluebird Bio, Inc. (A)(B)	12,564	1,153,626
CareDx, Inc. (A)	103,508	2,340,316
Exact Sciences Corp. (A)	233,872	21,135,013
Galapagos NV (A)	70,482	10,738,249
Galapagos NV, ADR (A)	8,312	1,268,910
Ionis Pharmaceuticals, Inc. (A)	145,206	8,699,291
Sage Therapeutics, Inc. (A)(B)	53,396	7,490,925
Seattle Genetics, Inc. (A)	66,369	5,667,913
		63,455,108
Health care equipment and supplies – 11.5%
DexCom, Inc. (A)	54,338	8,109,403
Haemonetics Corp. (A)	209,775	26,461,019
Insulet Corp. (A)(B)	154,503	25,482,180
Penumbra, Inc. (A)(B)	111,346	14,974,924
Tandem Diabetes Care, Inc. (A)	158,960	9,375,461
		84,402,987
Health care technology – 1.4%
Veeva Systems, Inc., Class A (A)	64,496	9,847,894
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	101,264	7,759,860
Pharmaceuticals – 1.5%
Elanco Animal Health, Inc. (A)	424,530	11,288,253
		176,754,102
Industrials – 11.7%
Aerospace and defense – 2.9%
L3Harris Technologies, Inc.	101,779	21,235,171
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies – 1.0%
The Brink's Company	91,659	$7,603,114
Machinery – 3.7%
Dover Corp.	78,180	7,783,601
Ingersoll-Rand PLC	154,979	19,094,963
		26,878,564
Professional services – 2.4%
CoStar Group, Inc. (A)	29,117	17,272,204
Road and rail – 1.7%
Uber Technologies, Inc. (A)	420,446	12,613,487
		85,602,540
Information technology – 28.7%
Electronic equipment, instruments and components – 2.7%
Zebra Technologies Corp., Class A (A)	96,993	20,016,445
IT services – 3.7%
GoDaddy, Inc., Class A (A)	196,094	12,938,282
Square, Inc., Class A (A)(B)	230,425	14,274,829
		27,213,111
Semiconductors and semiconductor equipment – 5.6%
Advanced Micro Devices, Inc. (A)	1,011,285	29,317,152
Marvell Technology Group, Ltd.	457,361	11,420,304
		40,737,456
Software – 15.6%
2U, Inc. (A)(B)	132,165	2,151,646
Birst, Inc. (A)(E)	374,273	19,462
DocuSign, Inc. (A)	39,000	2,414,880
DraftKings, Inc. (A)(D)(E)	1,058,486	2,942,591
Fair Isaac Corp. (A)	41,800	12,687,136
Guidewire Software, Inc. (A)(B)	237,000	24,975,060
ServiceNow, Inc. (A)	82,490	20,940,087
Slack Technologies, Inc., Class A (A)(B)	62,500	1,483,125
Splunk, Inc. (A)	236,112	27,828,160
Workday, Inc., Class A (A)	113,691	19,322,922
		114,765,069
Technology hardware, storage and peripherals – 1.1%
Western Digital Corp.	138,254	8,245,469
		210,977,550
TOTAL COMMON STOCKS (Cost $579,652,056)		$703,655,654
PREFERRED SECURITIES – 3.4%
Consumer discretionary – 1.4%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series C (A)(D)(E)	75,561	2,432,309
Internet and direct marketing retail – 0.9%
Coupang LLC (A)(D)(E)	1,177,710	6,713,889
One Kings Lane, Inc. (A)(E)	302,694	48,431
		6,762,320
Specialty retail – 0.2%
JAND, Inc., Series D (A)(D)(E)	64,307	1,062,995
		10,257,624
Information technology – 1.2%
Software – 1.2%
Essence Group Holdings Corp. (A)(D)(E)	1,663,188	5,039,460
Lookout, Inc., Series F (A)(D)(E)	211,003	1,310,329
MarkLogic Corp., Series F (A)(D)(E)	253,035	2,489,864
		8,839,653
Real estate – 0.8%
Real estate management and development – 0.8%
The We Company, Inc., Series D1 (A)(D)(E)	92,333	3,178,564

170

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Real estate management and development (continued)
The We Company, Inc., Series D2 (A)(D)(E)	81,039	$2,789,768
		5,968,332
TOTAL PREFERRED SECURITIES (Cost $18,418,951)		$25,065,609
WARRANTS – 0.0%
J2 Acquisition, Ltd. (Expiration Date: 10-10-20; Strike Price: $11.50) (A)(E)	26,300	7,233
TOTAL WARRANTS (Cost $12,887)		$7,233
SECURITIES LENDING COLLATERAL – 6.2%
John Hancock Collateral Trust, 2.1169% (F)(G)	4,567,524	45,705,839
TOTAL SECURITIES LENDING COLLATERAL (Cost $45,707,079)		$45,705,839
SHORT-TERM INVESTMENTS – 0.9%
Repurchase agreement – 0.9%
Deutsche Bank Tri-Party Repurchase Agreement dated 9-30-19 at 2.400% to be repurchased at $6,800,453 on 10-1-19, collateralized by $6,712,108 Federal National Mortgage Association, 3.500% due 3-1-48 (valued at $6,936,000, including interest)	$6,800,000	6,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,800,000)		$6,800,000
Total Investments (Mid Cap Stock Trust) (Cost $650,590,973) – 106.3%		$781,234,335
Other assets and liabilities, net – (6.3%)		(46,265,148)
TOTAL NET ASSETS – 100.0%		$734,969,187
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $44,631,908.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 9-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 93.3%
Communication services – 3.9%
Entertainment – 1.0%
Viacom, Inc., Class B	284,825	$6,844,345
Media – 2.9%
CBS Corp., Class B	48,981	1,977,363
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
DISH Network Corp., Class A (A)	67,400	$2,296,318
Fox Corp., Class A	26,800	845,138
News Corp., Class A	829,651	11,548,742
Scholastic Corp.	56,392	2,129,362
		18,796,923
		25,641,268
Consumer discretionary – 3.5%
Diversified consumer services – 0.8%
Strategic Education, Inc.	39,663	5,389,408
Multiline retail – 0.4%
Nordstrom, Inc. (B)	79,500	2,676,765
Specialty retail – 1.6%
The Gap, Inc.	26,900	466,984
Tiffany & Company	108,780	10,076,291
		10,543,275
Textiles, apparel and luxury goods – 0.7%
Ralph Lauren Corp.	44,396	4,238,486
		22,847,934
Consumer staples – 9.5%
Beverages – 1.4%
Carlsberg A/S, Class B	61,306	9,059,681
Food and staples retailing – 1.0%
Sysco Corp.	47,917	3,804,610
The Kroger Company	113,530	2,926,803
		6,731,413
Food products – 5.8%
Archer-Daniels-Midland Company	100,069	4,109,834
Bunge, Ltd.	281,505	15,938,813
Campbell Soup Company (B)	103,910	4,875,457
Flowers Foods, Inc.	559,962	12,951,921
		37,876,025
Household products – 0.5%
Kimberly-Clark Corp.	21,626	3,071,973
Personal products – 0.8%
Edgewell Personal Care Company (A)(B)	161,574	5,249,539
		61,988,631
Energy – 10.7%
Energy equipment and services – 1.1%
Frank's International NV (A)	470,840	2,236,491
SEACOR Holdings, Inc. (A)	29,502	1,388,659
SEACOR Marine Holdings, Inc. (A)	98,958	1,243,902
Tidewater, Inc. (A)	139,940	2,114,493
		6,983,545
Oil, gas and consumable fuels – 9.6%
Apache Corp.	95,581	2,446,874
ARC Resources, Ltd.	236,756	1,127,622
Cameco Corp. (B)	557,997	5,300,972
Canadian Natural Resources, Ltd.	313,503	8,348,585
EQT Corp.	881,331	9,377,362
Equitrans Midstream Corp. (B)	421,254	6,129,246
Hess Corp.	148,416	8,976,200
Imperial Oil, Ltd.	484,391	12,608,698
Murphy Oil Corp. (B)	292,398	6,464,920
NAC Kazatomprom JSC, GDR	178,450	2,352,757
		63,133,236
		70,116,781
Financials – 17.6%
Banks – 3.1%
Fifth Third Bancorp	435,121	11,913,613
Popular, Inc.	28,408	1,536,305

171

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Westamerica Bancorporation	106,218	$6,604,635
		20,054,553
Capital markets – 6.0%
Franklin Resources, Inc.	203,863	5,883,486
Lazard, Ltd., Class A (B)	242,231	8,478,085
Northern Trust Corp.	161,129	15,036,558
State Street Corp.	171,700	10,162,923
		39,561,052
Consumer finance – 1.3%
Ally Financial, Inc.	144,605	4,795,102
Synchrony Financial	107,867	3,677,186
		8,472,288
Diversified financial services – 0.8%
Groupe Bruxelles Lambert SA	15,547	1,492,329
Pargesa Holding SA, Bearer Shares	53,225	4,093,982
		5,586,311
Insurance – 5.7%
Brighthouse Financial, Inc. (A)	58,252	2,357,458
Brown & Brown, Inc.	209,176	7,542,887
CNA Financial Corp.	167,261	8,237,604
Kemper Corp.	61,496	4,793,613
Loews Corp.	176,681	9,095,538
Marsh & McLennan Companies, Inc.	50,815	5,084,041
		37,111,141
Thrifts and mortgage finance – 0.7%
Capitol Federal Financial, Inc.	327,604	4,514,383
		115,299,728
Health care – 15.1%
Biotechnology – 1.7%
Alkermes PLC (A)	233,136	4,548,483
Incyte Corp. (A)	53,593	3,978,208
Seattle Genetics, Inc. (A)	34,719	2,965,003
		11,491,694
Health care equipment and supplies – 6.5%
Alcon, Inc. (A)	48,147	2,808,408
Baxter International, Inc.	96,618	8,451,176
DENTSPLY SIRONA, Inc.	184,537	9,837,667
Envista Holdings Corp. (A)	18,559	517,425
Hologic, Inc. (A)	236,234	11,927,455
Zimmer Biomet Holdings, Inc.	64,275	8,823,029
		42,365,160
Health care providers and services – 4.3%
Cardinal Health, Inc.	150,330	7,094,073
Covetrus, Inc. (A)(B)	159,705	1,898,892
Patterson Companies, Inc. (B)	447,942	7,982,326
Select Medical Holdings Corp. (A)	675,220	11,188,395
		28,163,686
Pharmaceuticals – 2.6%
Amneal Pharmaceuticals, Inc. (A)(B)	41,841	121,339
Elanco Animal Health, Inc. (A)	122,636	3,260,891
Perrigo Company PLC	240,050	13,416,395
		16,798,625
		98,819,165
Industrials – 9.3%
Aerospace and defense – 2.3%
Cobham PLC (A)	1,297,151	2,499,971
Textron, Inc.	260,735	12,765,586
		15,265,557
Air freight and logistics – 1.7%
C.H. Robinson Worldwide, Inc. (B)	85,983	7,289,639
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Expeditors International of Washington, Inc.	52,938	$3,932,764
		11,222,403
Commercial services and supplies – 0.6%
Cintas Corp.	14,754	3,955,547
Machinery – 3.2%
AGCO Corp.	50,588	3,829,512
CNH Industrial NV (B)	197,239	2,001,976
PACCAR, Inc.	60,200	4,214,602
Wabtec Corp. (B)	49,251	3,539,177
Xylem, Inc.	88,553	7,050,590
		20,635,857
Road and rail – 1.5%
J.B. Hunt Transport Services, Inc.	40,500	4,481,325
Kansas City Southern	37,237	4,952,893
		9,434,218
		60,513,582
Information technology – 3.8%
Electronic equipment, instruments and components – 1.3%
AVX Corp.	231,620	3,520,624
National Instruments Corp. (B)	113,518	4,766,621
		8,287,245
IT services – 0.4%
Cognizant Technology Solutions Corp., Class A	42,371	2,553,488
Semiconductors and semiconductor equipment – 1.4%
Applied Materials, Inc.	190,601	9,510,990
Technology hardware, storage and peripherals – 0.7%
Western Digital Corp.	72,996	4,353,481
		24,705,204
Materials – 10.0%
Chemicals – 2.2%
CF Industries Holdings, Inc.	3,611	177,661
Corteva, Inc.	190,100	5,322,800
PPG Industries, Inc.	22,219	2,633,174
RPM International, Inc.	34,000	2,339,540
Westlake Chemical Corp.	61,200	4,009,824
		14,482,999
Construction materials – 1.5%
Summit Materials, Inc., Class A (A)	143,500	3,185,700
Vulcan Materials Company	41,356	6,254,681
		9,440,381
Metals and mining – 6.3%
Barrick Gold Corp. (B)	568,608	9,853,977
Cia de Minas Buenaventura SAA, ADR	265,338	4,027,831
Franco-Nevada Corp.	100,491	9,156,715
Freeport-McMoRan, Inc.	459,900	4,401,243
Gold Fields, Ltd., ADR	338,100	1,663,452
Newmont Goldcorp Corp.	222,717	8,445,429
Nucor Corp.	76,407	3,889,880
		41,438,527
		65,361,907
Real estate – 6.5%
Equity real estate investment trusts – 6.1%
Equity Commonwealth	187,060	6,406,805
Equity Residential	80,949	6,982,661
Rayonier, Inc.	378,915	10,685,403
Regency Centers Corp.	54,175	3,764,621
Weyerhaeuser Company	429,767	11,904,546
		39,744,036

172

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development – 0.4%
The St. Joe Company (A)(B)	144,771	$2,479,927
		42,223,963
Utilities – 3.4%
Electric utilities – 3.2%
Entergy Corp.	30,955	3,632,879
FirstEnergy Corp.	276,100	13,316,303
PG&E Corp. (A)	408,350	4,083,500
		21,032,682
Independent power and renewable electricity producers – 0.2%
Vistra Energy Corp.	52,330	1,398,781
		22,431,463
TOTAL COMMON STOCKS (Cost $574,257,613)		$609,949,626
PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	18,222	1,851,902
TOTAL PREFERRED SECURITIES (Cost $2,064,626)		$1,851,902
SECURITIES LENDING COLLATERAL – 4.2%
John Hancock Collateral Trust, 2.1169% (C)(D)	2,716,528	27,183,482
TOTAL SECURITIES LENDING COLLATERAL (Cost $27,183,400)		$27,183,482
SHORT-TERM INVESTMENTS – 6.1%
Money market funds – 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (C)	2,064,249	2,064,249
T. Rowe Price Government Reserve Fund, 2.0381% (C)	38,021,470	38,021,470
		40,085,719
TOTAL SHORT-TERM INVESTMENTS (Cost $40,085,719)		$40,085,719
Total Investments (Mid Value Trust) (Cost $643,591,358) – 103.9%		$679,070,729
Other assets and liabilities, net – (3.9%)		(25,189,869)
TOTAL NET ASSETS – 100.0%		$653,880,860
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $26,491,887.
(C)	The rate shown is the annualized seven-day yield as of 9-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mutual Shares Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 89.3%
Communication services – 9.5%
Diversified telecommunication services – 0.7%
Koninklijke KPN NV	335,100	$1,044,319
Entertainment – 2.7%
The Walt Disney Company	30,468	3,970,590
Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media – 6.1%
Charter Communications, Inc., Class A (A)	7,942	$3,273,057
Comcast Corp., Class A	61,072	2,753,126
Discovery, Inc., Series C (A)	55,300	1,361,486
DISH Network Corp., Class A (A)	33,142	1,129,148
iHeartMedia, Inc., Class A (A)(B)	41,767	626,505
iHeartMedia, Inc., Class B (A)	704	10,560
		9,153,882
		14,168,791
Consumer discretionary – 5.5%
Automobiles – 1.3%
General Motors Company	51,290	1,922,349
Household durables – 3.2%
Lennar Corp., A Shares	28,100	1,569,385
Newell Brands, Inc.	116,016	2,171,820
Toll Brothers, Inc.	22,400	919,520
		4,660,725
Textiles, apparel and luxury goods – 1.0%
PVH Corp.	17,400	1,535,202
		8,118,276
Consumer staples – 8.4%
Food and staples retailing – 2.6%
The Kroger Company	85,631	2,207,567
Walgreens Boots Alliance, Inc.	28,930	1,600,118
		3,807,685
Food products – 2.4%
Archer-Daniels-Midland Company	32,100	1,318,347
The Kraft Heinz Company	80,800	2,257,148
		3,575,495
Household products – 0.6%
Energizer Holdings, Inc.	21,313	928,821
Tobacco – 2.8%
Altria Group, Inc.	27,572	1,127,695
British American Tobacco PLC	51,908	1,916,974
British American Tobacco PLC, ADR	17,408	642,355
Imperial Brands PLC	19,494	437,761
		4,124,785
		12,436,786
Energy – 9.8%
Energy equipment and services – 1.9%
Baker Hughes, a GE Company	55,900	1,296,880
Schlumberger, Ltd.	43,300	1,479,561
		2,776,441
Oil, gas and consumable fuels – 7.9%
BP PLC	284,828	1,803,177
Kinder Morgan, Inc.	137,600	2,835,936
Marathon Oil Corp.	126,877	1,556,781
Occidental Petroleum Corp.	24,676	1,097,342
Plains GP Holdings LP, Class A (A)	44,201	938,387
Royal Dutch Shell PLC, A Shares	31,946	936,910
Royal Dutch Shell PLC, A Shares (London Stock Exchange) (B)	31,125	912,785
The Williams Companies, Inc.	73,384	1,765,619
		11,846,937
		14,623,378
Financials – 22.4%
Banks – 10.9%
Barclays PLC	7,734	14,250
Cadence BanCorp	20,900	366,586
CIT Group, Inc.	28,078	1,272,214

173

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Citigroup, Inc.	42,560	$2,940,045
Citizens Financial Group, Inc.	60,535	2,141,123
Independent Bank Group, Inc.	2,312	121,634
JPMorgan Chase & Co.	33,812	3,979,334
Synovus Financial Corp.	63,831	2,282,597
Wells Fargo & Company	61,693	3,111,795
		16,229,578
Consumer finance – 1.4%
Capital One Financial Corp.	23,262	2,116,377
Diversified financial services – 1.3%
Voya Financial, Inc.	36,330	1,977,805
Insurance – 8.8%
Alleghany Corp. (A)	4,369	3,485,413
American International Group, Inc.	67,565	3,763,371
Chubb, Ltd.	7,792	1,257,938
Everest Re Group, Ltd.	2,800	745,052
MetLife, Inc.	25,039	1,180,839
The Hartford Financial Services Group, Inc.	43,259	2,621,928
		13,054,541
		33,378,301
Health care – 13.0%
Biotechnology – 0.7%
Celgene Corp. (A)	9,773	970,459
Health care equipment and supplies – 3.1%
Medtronic PLC	42,639	4,631,448
Health care providers and services – 1.5%
CVS Health Corp.	34,948	2,204,170
Pharmaceuticals – 7.7%
Eli Lilly & Company	19,414	2,171,068
GlaxoSmithKline PLC	147,999	3,172,298
Merck & Company, Inc.	22,353	1,881,676
Novartis AG, ADR	39,242	3,410,130
Perrigo Company PLC	15,700	877,473
		11,512,645
		19,318,722
Industrials – 7.5%
Aerospace and defense – 2.2%
BAE Systems PLC	212,441	1,487,785
Huntington Ingalls Industries, Inc.	8,127	1,721,217
		3,209,002
Building products – 1.6%
Johnson Controls International PLC	55,200	2,422,728
Construction and engineering – 0.3%
Fluor Corp.	20,053	383,614
Electrical equipment – 1.7%
Sensata Technologies Holding PLC (A)	51,497	2,577,940
Industrial conglomerates – 1.0%
General Electric Company	160,158	1,431,813
Machinery – 0.7%
CNH Industrial NV	110,402	1,124,237
		11,149,334
Information technology – 9.3%
Communications equipment – 1.0%
Cisco Systems, Inc.	28,487	1,407,543
Electronic equipment, instruments and components – 1.0%
Corning, Inc.	54,009	1,540,337
IT services – 1.6%
Cognizant Technology Solutions Corp., Class A	39,426	2,376,008
Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software – 1.8%
Symantec Corp.	112,937	$2,668,701
Technology hardware, storage and peripherals – 3.9%
Hewlett Packard Enterprise Company	86,693	1,315,133
Samsung Electronics Company, Ltd.	63,416	2,596,506
Western Digital Corp.	32,400	1,932,336
		5,843,975
		13,836,564
Materials – 1.5%
Containers and packaging – 1.5%
International Paper Company	44,080	1,843,426
Westrock Company	12,086	440,535
		2,283,961
Real estate – 1.6%
Equity real estate investment trusts – 1.6%
Alexander's, Inc.	2,422	843,849
Vornado Realty Trust	23,418	1,491,024
		2,334,873
Utilities – 0.8%
Independent power and renewable electricity producers – 0.8%
Vistra Energy Corp.	45,613	1,219,235
TOTAL COMMON STOCKS (Cost $118,947,023)		$132,868,221
CORPORATE BONDS - 2.1%
Communication services - 0.8%
Frontier Communications Corp.
8.000%, 04/01/2027 (C)	$267,000	281,602
10.500%, 09/15/2022	905,000	415,734
11.000%, 09/15/2025	1,015,000	458,653
		1,155,989
Energy - 0.1%
McDermott Technology Americas, Inc. 10.625%, 05/01/2024 (C)	405,000	94,163
Information technology - 1.2%
Banff Merger Sub, Inc. 9.750%, 09/01/2026 (C)	762,000	727,329
Veritas US, Inc.
7.500%, 02/01/2023 (C)	200,000	197,689
10.500%, 02/01/2024 (C)	983,000	928,935
		1,853,953
TOTAL CORPORATE BONDS (Cost $4,241,171)		$3,104,105
ESCROW CERTIFICATES - 0.0%
iHeartCommunications, Inc. 9.000%, 12/15/2019 (A)(D)	3,977,000	398
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020 (A)(D)	7,466,240	11,199
TOTAL ESCROW CERTIFICATES (Cost $3,316)		$11,597
SECURITIES LENDING COLLATERAL – 1.1%
John Hancock Collateral Trust, 2.1169% (E)(F)	157,320	1,574,253
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,574,327)		$1,574,253
SHORT-TERM INVESTMENTS – 8.7%
U.S. Government – 2.0%
U.S. Treasury Bill
1.910%, 12/05/2019 *	$1,500,000	1,495,176
2.175%, 10/10/2019 *	1,500,000	1,499,333
		2,994,509

174

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency – 6.7%
Federal Home Loan Bank Discount Note 1.580%, 10/01/2019 *	$10,000,000	$10,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,994,011)		$12,994,509
Total Investments (Mutual Shares Trust) (Cost $137,759,848) – 101.2%		$150,552,685
Other assets and liabilities, net – (1.2%)		(1,774,865)
TOTAL NET ASSETS – 100.0%		$148,777,820
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Mutual Shares Trust (continued)
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $1,514,405.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	52,125	USD	65,157	BOA	10/24/2019	—	$(1,009)
GBP	53,544	USD	66,596	HSBC	10/24/2019	—	(702)
USD	2,416,326	EUR	2,186,661	HSBC	10/16/2019	$30,453	—
USD	3,349,072	GBP	2,711,887	HSBC	10/24/2019	11,679	—
USD	2,537,217	KRW	3,023,389,508	HSBC	10/18/2019	14,564	—
						$56,696	$(1,711)
Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
KRW	Korean Won
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
HSBC	HSBC Bank PLC
OTC	Over-the-counter
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Information technology – 1.0%
IT services – 1.0%
IT consulting and other services – 1.0%
InterXion Holding NV (A)	45,738	$3,725,817
Real estate – 98.1%
Equity real estate investment trusts – 98.1%
Diversified REITs – 8.5%
Essential Properties Realty Trust, Inc.	147,880	3,387,931
Liberty Property Trust	70,237	3,605,265
STORE Capital Corp.	346,540	12,964,061
VEREIT, Inc.	1,231,252	12,041,645
		31,998,902
Health care REITs – 13.1%
HCP, Inc.	366,854	13,071,008
Medical Properties Trust, Inc.	498,329	9,747,315
Omega Healthcare Investors, Inc.	222,615	9,303,081
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Welltower, Inc.	188,508	$17,088,250
		49,209,654
Hotel and resort REITs – 4.4%
DiamondRock Hospitality Company	312,913	3,207,358
Host Hotels & Resorts, Inc.	275,527	4,763,862
Park Hotels & Resorts, Inc.	81,143	2,026,141
Ryman Hospitality Properties, Inc.	80,869	6,615,893
		16,613,254
Industrial REITs – 10.4%
Americold Realty Trust	225,587	8,362,510
Prologis, Inc.	249,882	21,294,944
Rexford Industrial Realty, Inc.	209,662	9,229,321
		38,886,775
Office REITs – 10.4%
Alexandria Real Estate Equities, Inc.	83,661	12,887,140
Douglas Emmett, Inc.	203,915	8,733,679
JBG SMITH Properties	122,256	4,793,658
Kilroy Realty Corp.	101,933	7,939,561

175

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Paramount Group, Inc.	352,991	$4,712,430
		39,066,468
Residential REITs – 19.2%
Apartment Investment & Management Company, A Shares	176,518	9,203,649
Equity LifeStyle Properties, Inc.	86,706	11,583,922
Equity Residential	194,329	16,762,820
Essex Property Trust, Inc.	28,339	9,256,934
Invitation Homes, Inc.	416,526	12,333,335
Mid-America Apartment Communities, Inc.	99,009	12,872,160
		72,012,820
Retail REITs – 10.8%
Agree Realty Corp.	95,381	6,977,120
Brixmor Property Group, Inc.	298,600	6,058,594
Kimco Realty Corp.	450,576	9,408,027
Realty Income Corp.	63,763	4,889,347
Regency Centers Corp.	18,396	1,278,338
Simon Property Group, Inc.	76,195	11,859,752
		40,471,178
Specialized REITs – 21.3%
American Tower Corp.	28,601	6,324,539
CoreSite Realty Corp.	61,270	7,465,750
CubeSmart	191,068	6,668,273
CyrusOne, Inc.	116,604	9,223,376
Equinix, Inc.	42,066	24,263,669
Extra Space Storage, Inc.	130,505	15,245,594
Life Storage, Inc.	58,187	6,133,492
SBA Communications Corp.	18,200	4,388,930
		79,713,623
		367,972,674
TOTAL COMMON STOCKS (Cost $324,329,689)		$371,698,491
SHORT-TERM INVESTMENTS – 0.3%
Money market funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (B)	1,107,163	1,107,163
TOTAL SHORT-TERM INVESTMENTS (Cost $1,107,163)		$1,107,163
Total Investments (Real Estate Securities Trust) (Cost $325,436,852) – 99.4%		$372,805,654
Other assets and liabilities, net – 0.6%		2,263,792
TOTAL NET ASSETS – 100.0%		$375,069,446
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-19.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 93.2%
Communication services – 21.1%
Entertainment – 2.3%
Activision Blizzard, Inc.	35,685	$1,888,450
Electronic Arts, Inc. (A)	44,657	4,368,348
Netflix, Inc. (A)	23,000	6,155,260
Take-Two Interactive Software, Inc. (A)	40,605	5,089,431
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Zynga, Inc., Class A (A)	136,745	$795,856
		18,297,345
Interactive media and services – 18.5%
58.com, Inc., ADR (A)	230,294	11,355,797
Alphabet, Inc., Class C (A)	43,262	52,736,378
Facebook, Inc., Class A (A)	287,858	51,261,753
Mail.Ru Group, Ltd., GDR (A)	464,252	9,705,607
NAVER Corp.	97,639	12,806,838
Snap, Inc., Class A (A)(B)	556,455	8,791,989
Yandex NV, Class A (A)	26,260	919,363
		147,577,725
Media – 0.3%
News Corp., Class A	165,285	2,300,767
		168,175,837
Consumer discretionary – 14.6%
Automobiles – 1.1%
Tesla, Inc. (A)(B)	34,801	8,382,517
Diversified consumer services – 0.2%
GSX Techedu, Inc., ADR (A)(B)	126,169	1,931,647
Household durables – 0.2%
Roku, Inc. (A)(B)	17,470	1,777,747
Internet and direct marketing retail – 13.1%
Alibaba Group Holding, Ltd., ADR (A)	114,232	19,103,017
Amazon.com, Inc. (A)	12,959	22,495,658
Booking Holdings, Inc. (A)	10,058	19,739,931
Ctrip.com International, Ltd., ADR (A)	683,964	20,033,306
GrubHub, Inc. (A)(B)	4,610	259,128
Naspers, Ltd., N Shares	44,073	6,673,058
Prosus NV (A)	45,362	3,329,941
Zalando SE (A)(C)	272,976	12,463,858
		104,097,897
		116,189,808
Health care – 1.2%
Health care equipment and supplies – 1.0%
Intuitive Surgical, Inc. (A)	14,900	8,044,957
Health care technology – 0.2%
Veeva Systems, Inc., Class A (A)	9,705	1,481,856
		9,526,813
Industrials – 0.3%
Electrical equipment – 0.0%
Bloom Energy Corp., Class A (A)(B)	126,549	411,284
Industrial conglomerates – 0.2%
Roper Technologies, Inc.	4,715	1,681,369
Road and rail – 0.1%
Lyft, Inc., Class A (A)	6,655	271,790
Uber Technologies, Inc. (A)(B)	9,705	295,711
		567,501
		2,660,154
Information technology – 55.8%
Communications equipment – 0.2%
Arista Networks, Inc. (A)	3,135	749,014
Viavi Solutions, Inc. (A)	28,460	398,582
		1,147,596
Electronic equipment, instruments and components – 0.1%
CDW Corp.	1,535	189,173
Cognex Corp.	1,125	55,271
Flex, Ltd. (A)	75,550	790,630
		1,035,074

176

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services – 10.4%
Akamai Technologies, Inc. (A)	81,500	$7,447,470
Capgemini SE	6,795	800,119
DXC Technology Company	21,275	627,613
Fidelity National Information Services, Inc.	42,478	5,639,379
Fiserv, Inc. (A)	43,417	4,497,567
Global Payments, Inc.	31,731	5,045,229
Mastercard, Inc., Class A	53,460	14,518,132
MongoDB, Inc. (A)(B)	55,150	6,644,472
Okta, Inc. (A)(B)	119,635	11,779,262
PayPal Holdings, Inc. (A)	34,250	3,547,958
Shopify, Inc., Class A (A)	1,175	366,201
Square, Inc., Class A (A)	6,470	400,817
Twilio, Inc., Class A (A)(B)	121,200	13,327,152
Visa, Inc., Class A	47,495	8,169,615
		82,810,986
Semiconductors and semiconductor equipment – 15.1%
Advanced Micro Devices, Inc. (A)	312,820	9,068,652
Analog Devices, Inc.	39,075	4,365,850
Applied Materials, Inc.	102,930	5,136,207
ASML Holding NV	12,650	3,137,370
ASML Holding NV	4,625	1,148,943
Broadcom, Inc.	13,940	3,848,416
Cree, Inc. (A)	99,555	4,878,195
Infineon Technologies AG	22,926	411,906
KLA Corp.	37,505	5,980,172
Lam Research Corp.	15,400	3,559,094
Marvell Technology Group, Ltd.	148,591	3,710,317
Maxim Integrated Products, Inc.	132,072	7,648,290
Microchip Technology, Inc. (B)	59,925	5,567,632
Micron Technology, Inc. (A)	419,865	17,991,215
NVIDIA Corp.	104,962	18,270,735
ON Semiconductor Corp. (A)	182,370	3,503,328
QUALCOMM, Inc.	141,280	10,776,838
Taiwan Semiconductor Manufacturing Company, Ltd., ADR (B)	28,955	1,345,828
Teradyne, Inc.	94,840	5,492,184
Texas Instruments, Inc.	20,495	2,648,774
Xilinx, Inc.	19,340	1,854,706
		120,344,652
Software – 24.5%
Alteryx, Inc., Class A (A)(B)	105,090	11,289,819
Aspen Technology, Inc. (A)	3,850	473,858
Atlassian Corp. PLC, Class A (A)	60,605	7,602,291
Autodesk, Inc. (A)(B)	7,995	1,180,862
AVEVA Group PLC	29,855	1,356,601
Coupa Software, Inc. (A)	6,460	837,022
Crowdstrike Holdings, Inc., Class A (A)(B)	11,960	697,388
Datadog, Inc., Class A (A)	12,039	408,242
Dynatrace, Inc. (A)	7,845	146,466
Elastic NV (A)	64,597	5,318,917
ForeScout Technologies, Inc. (A)	23,450	889,224
Fortinet, Inc. (A)	51,765	3,973,481
Guidewire Software, Inc. (A)(B)	3,760	396,229
HubSpot, Inc. (A)	5,590	847,500
Intuit, Inc.	11,572	3,077,458
Microsoft Corp.	384,426	53,446,747
Palo Alto Networks, Inc. (A)	17,120	3,489,570
Paycom Software, Inc. (A)	83,625	17,518,601
Proofpoint, Inc. (A)(B)	50,835	6,560,257
Rapid7, Inc. (A)	45,195	2,051,401
RealPage, Inc. (A)(B)	11,535	725,090
RingCentral, Inc., Class A (A)	88,235	11,087,610
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
salesforce.com, Inc. (A)	155,815	$23,129,179
ServiceNow, Inc. (A)	20,203	5,128,532
Smartsheet, Inc., Class A (A)	18,760	675,923
Splunk, Inc. (A)	4,055	477,922
Symantec Corp.	714,003	16,871,891
Synopsys, Inc. (A)	34,965	4,798,946
Temenos AG (A)	8,720	1,460,163
Workday, Inc., Class A (A)	23,345	3,967,716
Zendesk, Inc. (A)	17,995	1,311,476
Zscaler, Inc. (A)(B)	87,510	4,135,723
		195,332,105
Technology hardware, storage and peripherals – 5.5%
Apple, Inc.	22,515	5,042,685
NetApp, Inc.	45,610	2,394,981
Pure Storage, Inc., Class A (A)	769,161	13,029,587
Samsung Electronics Company, Ltd.	569,780	23,329,088
		43,796,341
		444,466,754
Materials – 0.2%
Chemicals – 0.2%
DuPont de Nemours, Inc.	25,433	1,813,627
TOTAL COMMON STOCKS (Cost $674,461,130)		$742,832,993
PREFERRED SECURITIES – 0.2%
Consumer discretionary – 0.1%
Internet and direct marketing retail – 0.1%
Airbnb, Inc., Series E (A)(D)(E)	8,624	949,416
Information technology – 0.1%
Software – 0.1%
DiDi Chuxing, Inc. (A)(D)(E)	9,513	484,517
TOTAL PREFERRED SECURITIES (Cost $1,063,751)		$1,433,933
SECURITIES LENDING COLLATERAL – 6.3%
John Hancock Collateral Trust, 2.1169% (F)(G)	4,983,734	49,870,726
TOTAL SECURITIES LENDING COLLATERAL (Cost $49,871,533)		$49,870,726
SHORT-TERM INVESTMENTS – 7.5%
Money market funds – 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (F)	514,455	514,455
T. Rowe Price Government Reserve Fund, 2.0381% (F)	32,179,205	32,179,205
		32,693,660
Repurchase agreement – 3.4%
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $27,055,601 on 10-1-19, collateralized by $26,975,000 U.S. Treasury Notes, 2.625% due 6-15-21 (valued at $27,598,932, including interest)	$27,055,000	27,055,000
TOTAL SHORT-TERM INVESTMENTS (Cost $59,748,660)		$59,748,660
Total Investments (Science & Technology Trust) (Cost $785,145,074) – 107.2%		$853,886,312
Other assets and liabilities, net – (7.2%)		(57,091,108)
TOTAL NET ASSETS – 100.0%		$796,795,204
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

177

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $48,677,273.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 9-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 42.4%
U.S. Government – 14.1%
U.S. Treasury Bonds
2.750%, 11/15/2042	$274,705,000	$308,474,398
2.875%, 05/15/2049	247,066,000	288,391,648
3.000%, 02/15/2047	204,600,000	242,722,733
U.S. Treasury Notes
1.250%, 08/31/2024	29,072,000	28,668,853
1.625%, 08/15/2029	303,318,000	302,002,831
		1,170,260,463
U.S. Government Agency – 28.3%
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	12,500,000	12,695,906
3.000%, 10/01/2031 to 09/01/2049	365,758,380	375,563,517
3.500%, 01/01/2029 to 11/01/2047	204,571,196	214,357,286
4.000%, 09/01/2041 to 12/01/2048	97,620,475	103,568,599
4.500%, 08/01/2040 to 10/01/2041	43,461,410	46,980,029
5.000%, 09/01/2040 to 03/01/2041	8,529,333	9,359,164
5.500%, 05/01/2039	2,491,892	2,775,047
Federal National Mortgage Association
2.625%, 09/06/2024 (A)	8,300,000	8,696,938
3.000%, 09/01/2027 to 09/01/2049	268,828,298	276,001,075
3.500%, 05/01/2029 to 09/01/2049	482,619,853	505,170,231
4.000%, 05/01/2025 to 10/01/2048	405,157,069	433,347,211
4.500%, 01/01/2027 to 07/01/2048	240,787,086	259,271,431
5.000%, 02/01/2033 to 12/01/2041	56,684,737	62,120,779
5.500%, 10/01/2035 to 03/01/2041	14,886,540	16,682,917
Government National Mortgage Association
3.500%, 04/20/2046	8,244,535	8,607,642
4.000%, 10/15/2039 to 11/15/2041	6,497,273	6,932,016
		2,342,129,788
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,377,415,013)		$3,512,390,251
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Qatar – 0.3%
State of Qatar
3.375%, 03/14/2024 (B)	11,857,000	12,405,386
5.103%, 04/23/2048 (B)	8,410,000	10,743,775
		23,149,161
Select Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (B)	$15,480,000	$17,376,300
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $35,600,466)		$40,525,461
CORPORATE BONDS – 34.6%
Communication services – 2.1%
Activision Blizzard, Inc. 3.400%, 09/15/2026	5,073,000	5,275,951
AT&T, Inc.
3.400%, 05/15/2025	16,675,000	17,411,594
3.800%, 02/15/2027	9,390,000	9,949,850
CBS Corp.
3.375%, 03/01/2022	4,495,000	4,596,121
3.700%, 08/15/2024	7,165,000	7,495,403
CC Holdings GS V LLC 3.849%, 04/15/2023	8,365,000	8,785,474
Charter Communications Operating LLC
4.200%, 03/15/2028	14,442,000	15,203,736
5.750%, 04/01/2048	17,520,000	19,965,533
6.484%, 10/23/2045	15,293,000	18,634,452
Comcast Corp. 3.000%, 02/01/2024	12,675,000	13,145,832
Myriad International Holdings BV
4.850%, 07/06/2027 (B)	3,610,000	3,986,086
5.500%, 07/21/2025 (B)	8,425,000	9,363,444
Verizon Communications, Inc.
4.400%, 11/01/2034	7,105,000	8,098,944
4.672%, 03/15/2055	6,820,000	8,176,901
4.862%, 08/21/2046	18,550,000	22,681,349
		172,770,670
Consumer discretionary – 3.1%
Amazon.com, Inc.
3.150%, 08/22/2027	18,425,000	19,581,998
4.050%, 08/22/2047	10,825,000	13,029,363
Daimler Finance North America LLC
3.500%, 08/03/2025 (B)	2,615,000	2,739,417
3.750%, 11/05/2021 (B)	7,755,000	7,973,125
Dollar Tree, Inc. 4.200%, 05/15/2028	19,755,000	21,231,787
Expedia Group, Inc.
3.250%, 02/15/2030 (B)	13,045,000	13,011,237
3.800%, 02/15/2028	17,575,000	18,396,297
5.000%, 02/15/2026	15,420,000	17,325,170
Ford Motor Credit Company LLC
3.336%, 03/18/2021	7,690,000	7,725,699
3.813%, 10/12/2021	20,035,000	20,304,888
5.875%, 08/02/2021	19,834,000	20,774,401
General Motors Company 4.875%, 10/02/2023	15,077,000	16,184,751
General Motors Financial Company, Inc.
4.000%, 01/15/2025	21,393,000	21,987,463
4.300%, 07/13/2025	11,129,000	11,580,085
Lear Corp. 5.250%, 01/15/2025	9,687,000	10,006,275
Nissan Motor Acceptance Corp. 3.450%, 03/15/2023 (B)	6,650,000	6,827,926
QVC, Inc.
4.375%, 03/15/2023	8,605,000	8,893,386
5.125%, 07/02/2022	4,524,000	4,753,267
5.450%, 08/15/2034	3,840,000	3,907,698
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (B)	8,800,000	9,248,331
		255,482,564

178

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples – 0.7%
Alimentation Couche-Tard, Inc. 2.700%, 07/26/2022 (B)	$7,125,000	$7,178,583
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	9,755,000	11,245,052
Conagra Brands, Inc. 3.800%, 10/22/2021	6,433,000	6,638,673
Keurig Dr Pepper, Inc. 3.551%, 05/25/2021	15,184,000	15,519,648
Kraft Heinz Foods Company 4.875%, 02/15/2025 to 10/01/2049 (B)	18,238,000	18,570,554
		59,152,510
Energy – 3.7%
Cimarex Energy Company 4.375%, 06/01/2024	6,403,000	6,728,721
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (B)	5,555,000	5,836,756
Columbia Pipeline Group, Inc. 4.500%, 06/01/2025	6,723,000	7,246,824
Continental Resources, Inc. 5.000%, 09/15/2022	8,342,000	8,415,493
Enable Midstream Partners LP
3.900%, 05/15/2024	10,067,000	10,262,328
4.150%, 09/15/2029	12,155,000	11,698,558
4.950%, 05/15/2028	13,200,000	13,712,099
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	9,984,000	10,581,893
Energy Transfer Operating LP
4.200%, 04/15/2027	4,472,000	4,704,138
4.250%, 03/15/2023	10,387,000	10,852,750
5.150%, 03/15/2045	9,380,000	9,836,264
5.875%, 01/15/2024	8,500,000	9,450,689
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	15,320,000	15,192,176
Husky Energy, Inc. 3.950%, 04/15/2022	9,500,000	9,800,633
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	7,325,000	9,901,106
Kinder Morgan, Inc. 3.150%, 01/15/2023	5,616,000	5,754,836
MPLX LP
4.000%, 03/15/2028	7,750,000	8,080,957
4.250%, 12/01/2027 (B)	5,555,000	5,891,447
5.250%, 01/15/2025 (B)	5,370,000	5,668,030
6.375%, 05/01/2024 (B)	9,095,000	9,540,741
Newfield Exploration Company 5.625%, 07/01/2024	7,185,000	7,926,868
ONEOK Partners LP 5.000%, 09/15/2023	5,575,000	6,035,836
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	6,838,000	7,249,347
5.000%, 03/15/2027 (A)	8,336,000	9,208,372
5.875%, 06/30/2026	12,829,000	14,707,231
Saudi Arabian Oil Company 2.875%, 04/16/2024 (B)	16,387,000	16,571,840
Schlumberger Holdings Corp. 3.750%, 05/01/2024 (B)	16,660,000	17,547,070
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	10,801,000	11,205,481
5.400%, 10/01/2047	8,136,000	8,876,021
The Williams Companies, Inc.
3.700%, 01/15/2023	16,435,000	16,997,160
3.750%, 06/15/2027	8,955,000	9,263,488
		304,745,153
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 10.7%
American Express Company 2.500%, 08/01/2022	$17,155,000	$17,328,333
Ares Capital Corp. 3.625%, 01/19/2022	9,957,000	10,122,835
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) 06/15/2026 (B)(C)	5,540,000	6,135,550
AXA SA 8.600%, 12/15/2030	4,814,000	6,956,230
Banco Santander SA 4.379%, 04/12/2028	10,600,000	11,587,579
Bank of America Corp.
3.950%, 04/21/2025	11,900,000	12,626,164
4.200%, 08/26/2024	6,250,000	6,703,977
4.450%, 03/03/2026	14,180,000	15,454,583
Bank of America Corp. (3.864% to 7-23-23, then 3 month LIBOR + 0.940%) 07/23/2024	16,355,000	17,225,058
Bank of Montreal 3.300%, 02/05/2024	24,810,000	25,819,591
Barclays Bank PLC 10.179%, 06/12/2021 (B)	9,270,000	10,367,015
Barclays PLC 4.375%, 01/12/2026	7,380,000	7,789,025
BPCE SA
4.500%, 03/15/2025 (B)	10,505,000	11,162,010
5.700%, 10/22/2023 (B)	11,475,000	12,630,676
Brighthouse Financial, Inc. 3.700%, 06/22/2027	15,125,000	14,951,874
Cantor Fitzgerald LP 4.875%, 05/01/2024 (B)	12,825,000	13,539,747
Capital One Financial Corp.
3.500%, 06/15/2023	7,570,000	7,884,570
3.900%, 01/29/2024	11,800,000	12,467,952
Citigroup, Inc.
3.200%, 10/21/2026	14,149,000	14,607,133
4.600%, 03/09/2026	15,939,000	17,393,526
5.500%, 09/13/2025	5,625,000	6,372,579
Danske Bank A/S 5.000%, 01/12/2022 (B)	9,007,000	9,469,780
Discover Bank 2.450%, 09/12/2024	9,407,000	9,381,482
Discover Financial Services
3.950%, 11/06/2024	15,399,000	16,334,811
4.100%, 02/09/2027	4,203,000	4,473,187
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust 6.125%, 11/30/2021 (B)	997,134	997,034
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) 05/18/2024	16,850,000	17,626,734
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) 06/01/2021 (A)(C)	7,755,000	8,134,995
ING Bank NV 5.800%, 09/25/2023 (B)	10,565,000	11,724,417
ING Groep NV 3.550%, 04/09/2024	8,655,000	9,042,791
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	8,015,000	8,710,486
Jefferies Group LLC
4.150%, 01/23/2030	10,245,000	10,235,953
4.850%, 01/15/2027	9,528,000	10,123,312

179

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. 2.950%, 10/01/2026	$16,624,000	$17,063,908
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%) 06/18/2022	19,685,000	20,146,619
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	12,336,000	13,350,825
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (C)	14,980,000	16,627,800
Lazard Group LLC 4.375%, 03/11/2029	7,100,000	7,709,700
Lincoln National Corp. 4.000%, 09/01/2023	4,000,000	4,237,519
Lloyds Banking Group PLC 4.450%, 05/08/2025	20,545,000	22,113,735
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (C)	7,340,000	7,707,000
Macquarie Bank, Ltd. 4.875%, 06/10/2025 (B)	10,730,000	11,546,068
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) 2.778%, 12/01/2021 (D)	7,610,000	7,604,725
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2066	5,975,000	7,085,782
MetLife, Inc. (9.250% to 4-8-33, then 3 month LIBOR + 5.540%) 04/08/2068 (B)	4,695,000	6,819,488
Mitsubishi UFJ Financial Group, Inc. 3.218%, 03/07/2022	17,535,000	17,940,558
Morgan Stanley 3.875%, 01/27/2026	7,830,000	8,400,944
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) 04/26/2023 (B)	8,604,000	8,771,588
Nationwide Building Society (3.960% to 7-18-29, then 3 month LIBOR + 1.855%) 07/18/2030 (B)	6,885,000	7,190,878
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) 10/16/2044 (B)	7,830,000	8,495,550
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	18,101,000	19,497,854
Regions Financial Corp. 3.800%, 08/14/2023	17,750,000	18,724,679
Santander Holdings USA, Inc.
3.400%, 01/18/2023	9,125,000	9,338,252
3.500%, 06/07/2024	17,640,000	18,098,910
3.700%, 03/28/2022	11,876,000	12,174,704
4.400%, 07/13/2027	4,673,000	4,999,403
4.450%, 12/03/2021	6,535,000	6,825,315
Santander UK Group Holdings PLC 4.750%, 09/15/2025 (B)	6,030,000	6,284,215
Stifel Financial Corp. 4.250%, 07/18/2024	7,344,000	7,733,185
SunTrust Bank 2.450%, 08/01/2022 (A)	10,285,000	10,396,041
SunTrust Banks, Inc. 4.000%, 05/01/2025	12,087,000	13,066,265
Synchrony Financial 2.850%, 07/25/2022	3,845,000	3,878,891
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	$9,660,000	$10,962,905
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	23,233,000	24,643,151
The PNC Financial Services Group, Inc. 3.500%, 01/23/2024	11,732,000	12,395,548
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (C)	7,182,000	7,325,640
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (C)	16,415,000	17,511,522
The Royal Bank of Scotland Group PLC 3.875%, 09/12/2023	11,270,000	11,630,648
The Toronto-Dominion Bank
2.650%, 06/12/2024	16,990,000	17,328,328
3.250%, 03/11/2024	15,461,000	16,171,108
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) 08/15/2023 (B)	13,285,000	13,432,319
Wells Fargo & Company 3.550%, 09/29/2025	20,805,000	22,010,478
Wells Fargo & Company (3 month LIBOR + 3.770%) 5.889%, 12/15/2019 (A)(C)(D)	4,394,000	4,448,925
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (C)	25,435,000	28,034,457
		885,106,419
Health care – 2.1%
AmerisourceBergen Corp. 3.450%, 12/15/2027	12,400,000	12,816,328
Bayer US Finance II LLC 3.500%, 06/25/2021 (B)	6,860,000	6,997,165
Boston Scientific Corp. 3.450%, 03/01/2024	8,281,000	8,640,041
Bristol-Myers Squibb Company 2.900%, 07/26/2024 (B)	20,140,000	20,781,828
Celgene Corp. 3.250%, 02/20/2023	8,204,000	8,493,403
CVS Health Corp.
3.000%, 08/15/2026	2,550,000	2,562,185
4.100%, 03/25/2025	11,525,000	12,306,344
5.050%, 03/25/2048	8,829,000	10,040,625
Fresenius Medical Care US Finance III, Inc. 3.750%, 06/15/2029 (B)	17,015,000	17,093,317
GlaxoSmithKline Capital PLC 3.000%, 06/01/2024	13,634,000	14,115,429
HCA, Inc. 4.125%, 06/15/2029	16,042,000	16,796,983
Pfizer, Inc. 2.950%, 03/15/2024	12,905,000	13,413,718
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	16,137,000	16,653,145
Universal Health Services, Inc.
4.750%, 08/01/2022 (B)	8,705,000	8,770,288
5.000%, 06/01/2026 (B)	6,563,000	6,858,335
		176,339,134
Industrials – 4.3%
3M Company 3.250%, 02/14/2024	11,420,000	12,012,287

180

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
AerCap Ireland Capital DAC
2.875%, 08/14/2024	$7,646,000	$7,641,348
4.625%, 10/30/2020	1,248,000	1,277,526
5.000%, 10/01/2021	8,640,000	9,084,109
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 11/15/2026 (B)	6,897,319	7,320,814
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 07/15/2027 (B)	9,616,561	9,605,021
Air Lease Corp. 2.250%, 01/15/2023	5,045,000	5,005,793
Aircastle, Ltd. 4.400%, 09/25/2023	5,798,000	6,094,383
America West Airlines 2000-1 Pass Through Trust 8.057%, 01/02/2022	953,531	985,951
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 01/15/2027	4,356,115	4,593,088
American Airlines 2013-2 Class A Pass Through Trust 4.950%, 07/15/2024	9,094,900	9,529,636
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 11/01/2028	10,367,122	10,739,302
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 07/15/2029 (A)	9,430,596	10,105,826
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 07/15/2029	7,818,947	8,180,182
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 08/15/2030	5,919,069	6,229,228
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 08/15/2030	9,169,956	9,695,120
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 04/15/2031	5,405,690	5,524,074
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 08/15/2033	5,270,000	5,463,936
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 08/15/2033	7,895,000	8,096,086
Ashtead Capital, Inc. 5.250%, 08/01/2026 (B)	10,665,000	11,318,231
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (B)	9,665,917	10,236,207
British Airways 2013-1 Class B Pass Through Trust 5.625%, 12/20/2021 (B)	1,226,073	1,238,824
British Airways 2018-1 Class A Pass Through Trust 4.125%, 03/20/2033 (B)	4,799,801	5,064,270
CH Robinson Worldwide, Inc. 4.200%, 04/15/2028	7,980,000	8,809,330
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 10/19/2023	6,744,940	7,120,633
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 07/02/2024	$1,473,780	$1,561,175
Delta Air Lines, Inc.
3.625%, 03/15/2022	13,495,000	13,863,043
3.800%, 04/19/2023	9,835,000	10,200,045
4.375%, 04/19/2028	12,185,000	12,999,621
General Electric Company 5.550%, 01/05/2026	13,902,000	15,724,141
Huntington Ingalls Industries, Inc. 5.000%, 11/15/2025 (B)	10,731,000	11,240,723
IHS Markit, Ltd.
4.000%, 03/01/2026 (B)	12,305,000	12,957,165
4.750%, 02/15/2025 (B)	4,400,000	4,774,000
4.750%, 08/01/2028	6,540,000	7,269,210
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 05/01/2021	764,129	766,422
Owens Corning 3.950%, 08/15/2029	7,342,000	7,466,928
The Boeing Company 3.200%, 03/01/2029	19,955,000	20,954,496
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 03/03/2028	10,250,210	10,819,097
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 03/03/2024	6,007,469	6,190,697
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 01/07/2030	9,369,579	9,596,323
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	11,046,614	11,238,826
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	3,415,297	3,558,739
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 02/25/2033 (A)	8,090,000	8,967,792
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	2,323,347	2,531,519
US Airways 2012-1 Class A Pass Through Trust 5.900%, 04/01/2026	3,881,713	4,297,445
		357,948,612
Information technology – 5.0%
Broadcom Corp. 3.875%, 01/15/2027	32,210,000	32,376,501
Broadcom, Inc. 4.750%, 04/15/2029 (B)	9,195,000	9,718,998
Dell International LLC
4.900%, 10/01/2026 (B)	14,265,000	15,281,668
5.300%, 10/01/2029 (B)	14,612,000	15,899,147
6.020%, 06/15/2026 (B)	9,393,000	10,592,365
8.350%, 07/15/2046 (B)	18,980,000	25,021,732
Fiserv, Inc.
2.750%, 07/01/2024	9,153,000	9,309,536
3.200%, 07/01/2026	13,445,000	13,928,941
Hewlett Packard Enterprise Company 4.900%, 10/15/2025	10,926,000	12,122,696
IBM Corp. 2.850%, 05/13/2022	29,330,000	29,973,794

181

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
KLA Corp. 4.100%, 03/15/2029	$7,998,000	$8,827,165
Lam Research Corp.
4.000%, 03/15/2029	15,993,000	17,640,927
4.875%, 03/15/2049	8,624,000	10,550,223
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	13,240,000	14,707,636
Microchip Technology, Inc.
3.922%, 06/01/2021	8,550,000	8,732,433
4.333%, 06/01/2023	21,443,000	22,516,475
Micron Technology, Inc.
4.185%, 02/15/2027	22,885,000	23,554,506
4.975%, 02/06/2026	5,300,000	5,708,914
5.327%, 02/06/2029	20,174,000	22,175,719
Microsoft Corp. 4.450%, 11/03/2045	7,583,000	9,576,273
Motorola Solutions, Inc. 4.600%, 02/23/2028	16,576,000	17,900,549
NXP BV
3.875%, 06/18/2026 (B)	7,722,000	8,120,193
4.875%, 03/01/2024 (B)	8,705,000	9,440,091
PayPal Holdings, Inc.
2.400%, 10/01/2024	12,356,000	12,397,042
2.850%, 10/01/2029	14,655,000	14,702,135
Seagate HDD Cayman 4.750%, 01/01/2025	11,170,000	11,579,073
Tech Data Corp.
3.700%, 02/15/2022	5,593,000	5,718,588
4.950%, 02/15/2027 (A)	16,359,000	17,561,120
		415,634,440
Materials – 0.6%
Anglo American Capital PLC 4.750%, 04/10/2027 (B)	9,195,000	9,917,686
Braskem Netherlands Finance BV 4.500%, 01/10/2028 (B)	7,360,000	7,369,200
Newmont Goldcorp Corp. 2.800%, 10/01/2029	5,113,000	5,046,368
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (B)	8,820,000	8,886,238
Syngenta Finance NV
4.441%, 04/24/2023 (B)	10,880,000	11,370,652
5.676%, 04/24/2048 (B)	5,180,000	5,354,892
		47,945,036
Real estate – 1.1%
American Homes 4 Rent LP 4.250%, 02/15/2028	10,505,000	11,334,212
American Tower Corp.
2.950%, 01/15/2025	7,845,000	8,015,084
3.550%, 07/15/2027	16,680,000	17,585,286
3.800%, 08/15/2029	6,600,000	7,045,938
GLP Capital LP
3.350%, 09/01/2024 (A)	4,360,000	4,384,852
5.375%, 04/15/2026	9,005,000	9,916,756
SBA Tower Trust
2.836%, 01/15/2025 (B)	10,899,000	10,913,504
3.722%, 04/09/2048 (B)	14,665,000	15,282,682
Ventas Realty LP 3.500%, 02/01/2025	8,315,000	8,707,825
		93,186,139
Utilities – 1.2%
ABY Transmision Sur SA 6.875%, 04/30/2043 (B)	5,043,000	6,247,067
CenterPoint Energy, Inc. 2.500%, 09/01/2024	5,335,000	5,328,152
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) 01/29/2023 (B)(C)	$14,105,000	$14,439,994
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	6,485,689
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	16,740,000	17,746,234
NRG Energy, Inc. 3.750%, 06/15/2024 (B)	6,545,000	6,735,569
Oncor Electric Delivery Company LLC 2.750%, 06/01/2024 (B)	15,375,000	15,788,516
Vistra Operations Company LLC
3.550%, 07/15/2024 (B)	14,050,000	14,144,743
4.300%, 07/15/2029 (B)	12,250,000	12,571,554
		99,487,518
TOTAL CORPORATE BONDS (Cost $2,750,716,181)		$2,867,798,195
CAPITAL PREFERRED SECURITIES – 0.0%
Financials – 0.0%
State Street Corp. (3 month LIBOR + 1.000%) 3.119%, 06/01/2077 (D)	3,176,000	2,437,294
TOTAL CAPITAL PREFERRED SECURITIES (Cost $2,692,626)		$2,437,294
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.5%
Commercial and residential – 3.9%
Arroyo Mortgage Trust Series 2019-3, Class A1 2.962%, 10/25/2048 (B)(E)	7,852,922	7,911,005
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class C 3.716%, 04/14/2033 (B)(E)	4,885,000	5,144,384
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 month LIBOR + 0.971%) 2.999%, 03/15/2037 (B)(D)	7,351,000	7,334,899
BENCHMARK Mortgage Trust
Series 2018-B1, Class A2, 3.571%, 01/15/2051	11,915,000	12,371,470
Series 2018-B7, Class A2, 4.377%, 05/15/2053	11,785,000	12,697,582
Series 2019-B12, Class A2, 3.001%, 08/15/2052	11,185,000	11,602,964
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 2.666%, 07/25/2059 (B)(E)	6,280,638	6,289,252
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (B)	18,738,373	18,857,780
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) 3.349%, 03/15/2037 (B)(D)	2,722,000	2,728,797
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	12,780,000	13,568,304
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A3, 2.935%, 04/10/2048	7,495,000	7,766,643
Series 2015-GC33, Class A4, 3.778%, 09/10/2058	10,860,000	11,740,170
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (B)	10,020,000	10,454,732

182

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2019-SMRT, Class A, 4.149%, 01/10/2024 (B)	$9,645,000	$10,367,836
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) 3.150%, 06/11/2032 (B)(D)	5,505,000	5,496,360
COLT Mortgage Loan Trust Series 2018-2, Class A1 3.470%, 07/27/2048 (B)(E)	1,479,154	1,484,198
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class A3, 3.326%, 11/10/2047	18,450,000	19,405,258
Series 2016-CR28, Class A3, 3.495%, 02/10/2049	4,415,000	4,710,052
CSMC Trust Series 2019-AFC1, Class A1 2.573%, 07/25/2049 (B)	12,918,803	12,863,627
Galton Funding Mortgage Trust Series 2018-1, Class A43 3.500%, 11/25/2057 (B)(E)	4,135,339	4,186,653
GS Mortgage Securities Trust
Series 2013-GC12, Class A3, 2.860%, 06/10/2046	10,410,000	10,629,182
Series 2015-GC34, Class A3, 3.244%, 10/10/2048	13,195,000	13,903,566
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	10,505,000	10,886,244
Series 2015-GC30, Class A3, 3.119%, 05/10/2050	4,865,000	5,083,247
Irvine Core Office Trust Series 2013-IRV, Class A2 3.279%, 05/15/2048 (B)(E)	7,750,000	8,045,425
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3 3.801%, 08/15/2048	11,285,000	12,219,880
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2 3.150%, 06/13/2052	21,510,000	22,359,729
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) 3.078%, 05/15/2036 (B)(D)	8,830,000	8,831,343
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.635%, 10/15/2048	5,275,000	5,661,859
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) 3.428%, 11/15/2034 (B)(D)	5,105,000	5,105,005
Motel 6 Trust Series 2017-MTL6, Class C (1 month LIBOR + 1.400%) 3.428%, 08/15/2034 (B)(D)	4,105,675	4,105,648
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A2, 2.954%, 12/15/2047	3,098,863	3,096,906
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2016-C33, Class A3, 3.162%, 03/15/2059	$10,130,000	$10,610,399
Series 2019-C51, Class A2, 3.039%, 06/15/2052	15,310,000	15,938,264
		323,458,663
U.S. Government Agency – 3.6%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.445%, 12/25/2021	130,857,281	3,032,225
Series K018, Class X1 IO, 1.453%, 01/25/2022	103,513,179	2,422,229
Series K021, Class X1 IO, 1.563%, 06/25/2022	30,769,819	1,025,755
Series K022, Class X1 IO, 1.344%, 07/25/2022	315,320,787	9,018,616
Series K026, Class X1 IO, 1.107%, 11/25/2022	158,547,127	4,087,044
Series K038, Class A2, 3.389%, 03/25/2024	4,480,000	4,729,695
Series K038, Class X1 IO, 1.306%, 03/25/2024	235,717,209	10,181,192
Series K040, Class A2, 3.241%, 09/25/2024	20,939,000	22,110,014
Series K041, Class A2, 3.171%, 10/25/2024	7,360,000	7,751,403
Series K042, Class A2, 2.670%, 12/25/2024	8,025,000	8,276,844
Series K043, Class A2, 3.062%, 12/25/2024	14,729,000	15,451,804
Series K048, Class A2, 3.284%, 06/25/2025 (E)	9,800,000	10,438,080
Series K048, Class X1 IO, 0.372%, 06/25/2025	163,391,479	2,099,695
Series K049, Class A2, 3.010%, 07/25/2025	14,380,000	15,121,738
Series K050, Class A2, 3.334%, 08/25/2025 (E)	12,029,000	12,856,874
Series K052, Class A2, 3.151%, 11/25/2025	5,015,000	5,324,666
Series K064, Class A1, 2.891%, 10/25/2026	7,882,565	8,243,842
Series K727, Class A2, 2.946%, 07/25/2024	28,282,000	29,287,527
Series K728, Class A2, 3.064%, 08/25/2024 (E)	17,925,000	18,710,904
Series K729, Class A2, 3.136%, 10/25/2024	14,605,000	15,368,120
Series KIR3, Class A1, 3.038%, 08/25/2027	17,980,000	18,956,314
Government National Mortgage Association
Series 2012-114, Class IO, 0.767%, 01/16/2053	38,428,558	1,751,885
Series 2016-174, Class IO, 0.913%, 11/16/2056	65,385,692	4,893,949
Series 2017-109, Class IO, 0.610%, 04/16/2057	83,273,304	4,304,289
Series 2017-124, Class IO, 0.706%, 01/16/2059	106,720,044	6,661,497
Series 2017-135, Class IO, 0.838%, 10/16/2058	70,046,646	4,607,780

183

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-140, Class IO, 0.609%, 02/16/2059	$61,820,441	$3,536,482
Series 2017-159, Class IO, 0.544%, 06/16/2059	80,995,195	4,217,015
Series 2017-20, Class IO, 0.747%, 12/16/2058	134,541,833	7,912,849
Series 2017-22, Class IO, 1.022%, 12/16/2057	46,791,939	3,868,837
Series 2017-41, Class IO, 0.792%, 07/16/2058	93,074,088	5,993,283
Series 2017-46, Class IO, 0.620%, 11/16/2057	101,295,851	5,690,760
Series 2017-61, Class IO, 0.766%, 05/16/2059	61,318,424	4,179,139
Series 2018-158, Class IO, 0.727%, 05/16/2061	84,093,241	6,300,930
Series 2018-69, Class IO, 0.536%, 04/16/2060	70,272,899	4,178,595
		292,591,871
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $621,090,025)		$616,050,534
ASSET BACKED SECURITIES – 13.6%
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) 2.369%, 06/22/2037 (D)	5,860,238	5,623,000
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) 2.332%, 08/25/2037 (D)	19,754,814	19,175,376
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) 2.432%, 05/25/2036 (D)	8,068,511	7,936,293
Ally Auto Receivables Trust Series 2018-2, Class A4 3.090%, 06/15/2023	16,630,000	16,968,510
Ally Master Owner Trust Series 2018-1, Class A2 2.700%, 01/17/2023	30,910,000	31,176,753
American Express Credit Account Master Trust Series 2018-8, Class A 3.180%, 04/15/2024	45,843,000	47,004,318
Americredit Automobile Receivables Trust
Series 2018-2, Class C 3.590%, 06/18/2024	6,580,000	6,784,480
Series 2018-3, Class C 3.740%, 10/18/2024	5,184,000	5,416,599
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/07/2049 (B)	12,908,000	13,203,077
ARI Fleet Lease Trust Series 2018-B, Class A2 3.220%, 08/16/2027 (B)	16,251,387	16,393,078
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A 3.450%, 03/20/2023 (B)	6,651,000	6,831,402
Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	10,207,000	10,165,238
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CarMax Auto Owner Trust Series 2018-4, Class A3 3.360%, 09/15/2023	$26,155,000	$26,761,210
CenterPoint Energy Restoration Bond Company LLC Series 2009-1, Class A3 4.243%, 08/15/2023	7,016,410	7,248,051
CLI Funding LLC Series 2018-1A, Class A 4.030%, 04/18/2043 (B)	11,874,320	11,987,658
CNH Equipment Trust
Series 2017-C, Class A3 2.080%, 02/15/2023	7,815,000	7,817,674
Series 2018-B, Class A3 3.190%, 11/15/2023	14,571,000	14,841,111
Coinstar Funding LLC Series 2017-1A, Class A2 5.216%, 04/25/2047 (B)	12,116,113	12,477,949
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) 2.304%, 03/28/2035 (D)	7,773,000	7,462,078
Dell Equipment Finance Trust Series 2018-1, Class A3 3.180%, 06/22/2023 (B)	26,951,000	27,220,181
DLL LLC
Series 2018-ST2, Class A3 3.460%, 01/20/2022 (B)	9,110,000	9,218,598
Series 2018-ST2, Class A4 3.590%, 06/20/2024 (B)	18,019,000	18,447,823
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (B)	16,116,100	16,860,664
DRB Prime Student Loan Trust
Series 2015-D, Class A2 3.200%, 01/25/2040 (B)	6,453,146	6,567,428
Series 2016-B, Class A2 2.890%, 06/25/2040 (B)	7,692,514	7,755,053
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (B)	6,520,938	6,698,829
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (B)	11,774,884	11,757,834
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.380%, 05/20/2024 (B)	11,554,692	11,700,957
Evergreen Credit Card Trust Series 2018-1, Class A 2.950%, 03/15/2023 (B)	17,200,000	17,443,468
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (B)	9,954,775	10,459,792
Ford Credit Auto Owner Trust
Series 2015-1, Class A 2.120%, 07/15/2026 (B)	27,458,000	27,446,984
Series 2017-C, Class A4 2.160%, 03/15/2023	10,670,000	10,708,613
Series 2018-1, Class A 3.190%, 07/15/2031 (B)	25,519,000	26,579,705
Series 2018-2, Class A 3.470%, 01/15/2030 (B)	12,177,000	12,746,091
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1 2.160%, 09/15/2022	17,000,000	17,005,081

184

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust (continued)
Series 2018-3, Class A1 3.520%, 10/15/2023	$22,650,000	$23,306,109
Series 2019-2, Class A 3.060%, 04/15/2026	16,032,000	16,626,930
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class A4 2.130%, 03/16/2023 (B)	15,965,000	16,001,689
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A 2.900%, 04/15/2026 (B)	15,385,000	15,836,253
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) 2.332%, 08/25/2044 (D)	33,288,367	32,534,609
Golden Credit Card Trust
Series 2018-1A, Class A 2.620%, 01/15/2023 (B)	48,545,000	48,885,451
Series 2018-4A, Class A 3.440%, 10/15/2025 (B)	25,220,000	26,455,316
Great American Auto Leasing, Inc. Series 2019-1, Class A4 3.210%, 02/18/2025 (B)	8,484,000	8,720,278
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (B)	3,899,941	4,023,631
Home Partners of America Trust Series 2019-1, Class A 2.908%, 09/17/2039 (B)	16,597,313	16,867,019
Honda Auto Receivables Owner Trust Series 2018-2, Class A4 3.160%, 08/19/2024	12,635,000	12,937,646
Jack In The Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (B)	5,455,000	5,654,435
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (B)	6,295,000	6,401,386
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) 2.496%, 10/27/2042 (D)	7,130,606	6,865,476
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (B)	6,725,000	6,796,713
MMAF Equipment Finance LLC
Series 2017-B, Class A3 2.210%, 10/17/2022 (B)	12,553,367	12,557,726
Series 2019-A, Class A3 2.840%, 11/13/2023 (B)	7,786,000	7,914,580
MVW Owner Trust
Series 2014-1A, Class A 2.250%, 09/22/2031 (B)	1,516,134	1,513,548
Series 2018-1A, Class A 3.450%, 01/21/2036 (B)	11,257,074	11,604,330
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (B)	13,676,777	14,175,326
Navient Private Education Refi Loan Trust Series 2019-EA, Class A2A 2.640%, 05/15/2068 (B)	8,410,000	8,520,945
Nelnet Student Loan Trust
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 2.436%, 01/25/2037 (D)	7,731,999	7,595,053
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2006-1, Class A6 (3 month LIBOR + 0.450%) 2.598%, 08/23/2036 (B)(D)	$17,362,000	$16,840,343
NextGear Floorplan Master Owner Trust
Series 2018-1A, Class A2 3.220%, 02/15/2023 (B)	3,720,000	3,769,319
Series 2018-2A, Class A2 3.690%, 10/15/2023 (B)	8,635,000	8,890,148
Nissan Auto Receivables Owner Trust Series 2018-C, Class A3 3.220%, 06/15/2023	19,450,000	19,888,794
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (B)	3,764,634	3,782,960
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (B)	5,463,228	5,501,500
PFS Financing Corp. Series 2018-F, Class A 3.520%, 10/15/2023 (B)	10,260,000	10,527,452
Santander Drive Auto Receivables Trust
Series 2018-2, Class C 3.350%, 07/17/2023	6,690,000	6,759,535
Series 2018-3, Class C 3.510%, 08/15/2023	15,610,000	15,873,010
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (B)	9,110,000	9,310,903
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A 3.500%, 06/20/2035 (B)	4,389,268	4,482,906
Series 2018-3A, Class A 3.690%, 09/20/2035 (B)	5,021,357	5,182,648
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (B)	4,464,360	4,490,520
Series 2016-A, Class A2A 2.700%, 05/15/2031 (B)	16,090,801	16,227,827
Series 2019-B, Class A2A 2.840%, 06/15/2037 (B)	14,040,000	14,260,969
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) 2.446%, 10/28/2037 (B)(D)	26,799,915	26,227,702
Taco Bell Funding LLC Series 2018-1A, Class A2I 4.318%, 11/25/2048 (B)	15,374,818	15,924,621
Towd Point Mortgage Trust
Series 2016-5, Class A1 2.500%, 10/25/2056 (B)(E)	11,071,165	11,059,685
Series 2017-1, Class A1 2.750%, 10/25/2056 (B)(E)	3,856,871	3,892,006
Series 2017-2, Class A1 2.750%, 04/25/2057 (B)(E)	2,990,538	3,013,217
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.560%, 11/25/2031 (B)	29,786,000	30,445,423
Triton Container Finance V LLC Series 2018-1A, Class A 3.950%, 03/20/2043 (B)	12,682,000	12,967,165
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4 3.150%, 07/22/2024	8,350,000	8,542,503
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (B)	7,057,039	7,048,501

185

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) 2.516%, 04/25/2040 (B)(D)	$1,986,348	$1,863,348
Westgate Resorts LLC Series 2016-1A, Class A 3.500%, 12/20/2028 (B)	2,260,905	2,269,317
Westlake Automobile Receivables Trust Series 2019-1A, Class C 3.450%, 03/15/2024 (B)	6,231,000	6,322,885
World Omni Auto Receivables Trust Series 2018-D, Class A3 3.330%, 04/15/2024	26,320,000	26,961,129
TOTAL ASSET BACKED SECURITIES (Cost $1,110,936,200)		$1,128,011,741
PREFERRED SECURITIES – 0.0%
Utilities – 0.0%
Dominion Energy, Inc., 7.250%	12,915	1,365,761
The Southern Company, 6.750%	19,330	1,034,348
		2,400,109
TOTAL PREFERRED SECURITIES (Cost $2,258,000)		$2,400,109
SECURITIES LENDING COLLATERAL – 0.3%
John Hancock Collateral Trust, 2.1169% (F)(G)	2,735,471	27,373,041
TOTAL SECURITIES LENDING COLLATERAL (Cost $27,374,125)		$27,373,041
SHORT-TERM INVESTMENTS – 1.6%
U.S. Government Agency – 1.4%
Federal Agricultural Mortgage Corp. Discount Note 1.700%, 10/01/2019 *	$17,878,000	17,878,000
Federal Home Loan Bank Discount Note 1.580%, 10/01/2019 *	99,005,000	99,005,000
		116,883,000
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $13,161,292 on 10-1-19, collateralized by $13,125,000 U.S. Treasury Notes, 2.625% due 6-15-21 (valued at $13,428,581, including interest)	13,161,000	13,161,000
TOTAL SHORT-TERM INVESTMENTS (Cost $130,044,000)		$130,044,000
Total Investments (Select Bond Trust) (Cost $8,058,126,636) – 100.5%		$8,327,030,626
Other assets and liabilities, net – (0.5%)		(44,223,857)
TOTAL NET ASSETS – 100.0%		$8,282,806,769
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $26,770,560.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,534,760,711 or 18.5% of the fund's net assets as of 9-30-19.
Select Bond Trust (continued)
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 9-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 95.7%
U.S. Government – 38.7%
U.S. Treasury Inflation Protected Securities 0.625%, 04/15/2023	$1,807,523	$1,822,802
U.S. Treasury Notes
1.125%, 06/30/2021	3,033,000	3,002,907
1.250%, 03/31/2021	4,305,000	4,274,058
1.625%, 06/30/2021	7,500,000	7,491,211
1.750%, 11/30/2021	3,275,000	3,282,292
1.875%, 04/30/2022 to 07/31/2022	14,215,000	14,320,586
2.000%, 05/31/2024	4,500,000	4,590,527
2.125%, 03/31/2024	2,700,000	2,765,602
2.625%, 06/30/2023	5,485,000	5,694,544
2.750%, 08/15/2021 to 07/31/2023	6,305,000	6,505,255
2.875%, 11/15/2021 to 11/30/2023	16,245,000	17,018,203
		70,767,987
U.S. Government Agency – 57.0%
Federal Agricultural Mortgage Corp.
1.640%, 04/17/2020	3,885,000	3,877,607
1.675%, 02/24/2020	1,875,000	1,872,663
1.750%, 06/15/2020	2,055,000	2,051,919
2.000%, 01/15/2021	4,965,000	4,975,031
Federal Farm Credit Bank
1.440%, 08/16/2021	4,620,000	4,588,320
1.680%, 04/05/2021	2,345,000	2,334,077
2.990%, 04/16/2026	4,500,000	4,519,683
Federal Home Loan Bank
1.700%, 04/26/2021	2,940,000	2,928,739
1.875%, 11/29/2021	1,960,000	1,967,896
2.260%, 10/04/2022	4,300,000	4,300,016
2.875%, 09/13/2024	5,500,000	5,816,998
Federal Home Loan Mortgage Corp.
2.000%, 11/20/2020	4,940,000	4,928,491
2.375%, 02/16/2021	5,000,000	5,040,289
2.587%, (12 month LIBOR + 1.618%), 05/01/2045 (A)	1,633,405	1,669,035
3.000%, 07/01/2030 to 12/01/2032	5,551,342	5,699,400
3.500%, 04/01/2032	2,181,185	2,278,946
5.500%, 07/01/2040	357,763	402,105
7.000%, 04/01/2031 to 04/01/2032	578	665
Federal National Mortgage Association
1.500%, 11/30/2020	4,415,000	4,399,288
1.950%, 11/09/2020	3,150,000	3,150,035
2.125%, 04/24/2026	1,000,000	1,028,694
2.500%, 10/01/2027	1,221,599	1,235,457
2.625%, 01/11/2022	5,000,000	5,106,147
2.875%, 09/12/2023	7,005,000	7,343,009

186

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.000%, 03/01/2028 to 02/01/2033	$13,487,820	$13,863,547
3.500%, 05/01/2033 to 06/01/2034	2,148,521	2,239,695
5.500%, 08/01/2040	138,411	152,892
6.500%, 01/01/2039	485,671	564,384
7.000%, 08/01/2025 to 01/01/2029	1,436	1,613
7.500%, 01/01/2031	583	681
8.000%, 10/01/2024 to 09/01/2030	1,169	1,351
Government National Mortgage Association 7.500%, 01/15/2027 to 03/15/2027	266	296
Tennessee Valley Authority 3.875%, 02/15/2021	5,815,000	5,978,539
		104,317,508
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $173,948,444)		$175,085,495
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.2%
U.S. Government Agency – 3.2%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA, 2.000%, 04/15/2031	432,153	432,154
Series K017, Class X1 IO, 1.445%, 12/25/2021	22,414,009	519,377
Series K018, Class X1 IO, 1.455%, 01/25/2022	4,252,447	99,508
Series K022, Class X1 IO, 1.346%, 07/25/2022	11,177,590	319,695
Series K026, Class X1 IO, 1.108%, 11/25/2022	5,340,445	137,667
Series K030, Class X1 IO, 0.301%, 04/25/2023	137,752,873	860,294
Series K038, Class X1 IO, 1.307%, 03/25/2024	8,204,744	354,383
Series K718, Class X1 IO, 0.729%, 01/25/2022	19,241,562	230,787
Federal National Mortgage Association
Series 2013-100, Class CA, 4.000%, 03/25/2039	266,869	273,245
Series 2014-28, Class BD, 3.500%, 08/25/2043	493,229	517,073
Government National Mortgage Association
Series 2012-114, Class IO, 0.768%, 01/16/2053	2,616,941	119,301
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-109, Class IO, 0.610%, 04/16/2057	$2,738,490	$141,549
Series 2017-124, Class IO, 0.706%, 01/16/2059	3,516,453	219,498
Series 2017-140, Class IO, 0.609%, 02/16/2059	2,057,969	117,728
Series 2017-20, Class IO, 0.747%, 12/16/2058	4,765,638	280,283
Series 2017-41, Class IO, 0.792%, 07/16/2058	3,230,477	208,019
Series 2017-46, Class IO, 0.620%, 11/16/2057	3,516,621	197,562
Series 2017-61, Class IO, 0.766%, 05/16/2059	2,112,924	144,006
Series 2017-74, Class IO, 0.776%, 09/16/2058	3,688,330	209,453
Series 2017-89, Class IO, 0.766%, 07/16/2059	3,729,793	253,165
Series 2018-9, Class IO, 0.558%, 01/16/2060	2,545,361	140,096
		5,774,843
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,479,825)		$5,774,843
SHORT-TERM INVESTMENTS – 0.4%
U.S. Government Agency – 0.4%
Federal Home Loan Bank Discount Note 1.581%, 10/01/2019 *	712,000	712,000
TOTAL SHORT-TERM INVESTMENTS (Cost $712,000)		$712,000
Total Investments (Short Term Government Income Trust) (Cost $179,140,269) – 99.3%		$181,572,338
Other assets and liabilities, net – 0.7%		1,352,046
TOTAL NET ASSETS – 100.0%		$182,924,384
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	40	Long	Dec 2019	$8,640,391	$8,620,000	$(20,391)
						$(20,391)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.
187

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 2.4%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	2,924	$105,849
ATN International, Inc.	3,135	182,990
Bandwidth, Inc., Class A (A)	4,584	298,464
Cincinnati Bell, Inc. (A)	15,451	78,337
Cogent Communications Holdings, Inc.	11,762	648,086
Consolidated Communications Holdings, Inc.	21,504	102,359
Frontier Communications Corp. (A)(B)	30,216	26,197
IDT Corp., Class B (A)	5,297	55,777
Intelsat SA (A)	19,235	438,558
Iridium Communications, Inc. (A)	28,203	600,160
Ooma, Inc. (A)	6,271	65,218
ORBCOMM, Inc. (A)	22,451	106,867
Pareteum Corp. (A)(B)	31,363	40,458
Vonage Holdings Corp. (A)	64,177	725,200
		3,474,520
Entertainment – 0.3%
AMC Entertainment Holdings, Inc., Class A (B)	15,039	160,917
Eros International PLC (A)	19,266	36,798
Glu Mobile, Inc. (A)	33,033	164,835
IMAX Corp. (A)	14,903	327,121
Liberty Media Corp.-Liberty Braves, Class A (A)	3,389	94,316
Liberty Media Corp.-Liberty Braves, Class C (A)	9,941	275,863
Reading International, Inc., Class A (A)	5,151	61,606
Rosetta Stone, Inc. (A)	5,951	103,547
The Marcus Corp.	6,471	239,492
		1,464,495
Interactive media and services – 0.4%
Care.com, Inc. (A)	6,465	67,559
CarGurus, Inc. (A)(B)	21,218	656,697
Cars.com, Inc. (A)	18,994	170,566
DHI Group, Inc. (A)	15,892	61,184
Eventbrite, Inc., Class A (A)(B)	10,573	187,248
EverQuote, Inc., Class A (A)	2,575	54,951
Liberty TripAdvisor Holdings, Inc., Class A (A)	20,980	197,422
QuinStreet, Inc. (A)	13,074	164,602
The Meet Group, Inc. (A)	21,732	71,172
TrueCar, Inc. (A)	30,177	102,602
Yelp, Inc. (A)	19,821	688,780
		2,422,783
Media – 1.0%
Boston Omaha Corp., Class A (A)	3,119	61,850
Cardlytics, Inc. (A)(B)	4,051	135,790
Central European Media Enterprises, Ltd., Class A (A)	26,991	121,325
Clear Channel Outdoor Holdings, Inc. (A)	12,932	32,589
comScore, Inc. (A)	14,981	28,614
Cumulus Media, Inc., Class A (A)(B)	4,333	63,002
Daily Journal Corp. (A)(B)	341	84,418
Emerald Expositions Events, Inc.	7,694	74,863
Entercom Communications Corp., Class A	35,886	119,859
Entravision Communications Corp., Class A	18,741	59,596
Fluent, Inc. (A)	12,982	35,506
Gannett Company, Inc.	30,438	326,904
Gray Television, Inc. (A)	25,980	423,994
Hemisphere Media Group, Inc. (A)	5,665	69,226
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Latin America, Ltd., Class A (A)	14,532	$248,061
Liberty Latin America, Ltd., Class C (A)	30,915	528,492
Loral Space & Communications, Inc. (A)	3,784	156,658
Marchex, Inc., Class B (A)	11,950	37,523
MDC Partners, Inc., Class A (A)	19,047	53,713
Media General, Inc. (A)(C)	29,399	2,822
Meredith Corp.	11,301	414,295
MSG Networks, Inc., Class A (A)(B)	16,692	270,744
National CineMedia, Inc.	18,930	155,226
New Media Investment Group, Inc. (B)	17,930	157,963
Scholastic Corp.	8,335	314,730
TechTarget, Inc. (A)	6,770	152,494
TEGNA, Inc.	61,524	955,468
The EW Scripps Company, Class A	15,929	211,537
Tribune Publishing Company	5,949	51,042
WideOpenWest, Inc. (A)	7,397	45,566
		5,393,870
Wireless telecommunication services – 0.1%
Boingo Wireless, Inc. (A)	12,603	139,893
Gogo, Inc. (A)(B)	16,920	102,028
Shenandoah Telecommunications Company	13,659	433,946
Spok Holdings, Inc.	6,140	73,312
		749,179
		13,504,847
Consumer discretionary – 10.8%
Auto components – 1.0%
Adient PLC	24,885	571,360
American Axle & Manufacturing Holdings, Inc. (A)	31,816	261,528
Cooper Tire & Rubber Company	14,014	366,046
Cooper-Standard Holdings, Inc. (A)	4,787	195,693
Dana, Inc.	40,528	585,224
Dorman Products, Inc. (A)	7,591	603,788
Fox Factory Holding Corp. (A)	10,724	667,462
Gentherm, Inc. (A)	9,343	383,857
LCI Industries	6,870	631,010
Modine Manufacturing Company (A)	14,264	162,182
Motorcar Parts of America, Inc. (A)	5,690	96,161
Standard Motor Products, Inc.	5,870	284,989
Stoneridge, Inc. (A)	7,594	235,186
Tenneco, Inc., Class A	14,398	180,263
Visteon Corp. (A)	7,909	652,809
		5,877,558
Automobiles – 0.1%
Winnebago Industries, Inc.	8,737	335,064
Distributors – 0.1%
Core-Mark Holding Company, Inc.	12,947	415,793
Funko, Inc., Class A (A)	4,940	101,641
Weyco Group, Inc.	1,943	43,931
		561,365
Diversified consumer services – 1.0%
Adtalem Global Education, Inc. (A)	15,921	606,431
American Public Education, Inc. (A)	4,784	106,875
Career Education Corp. (A)	19,673	312,604
Carriage Services, Inc.	4,959	101,362
Chegg, Inc. (A)	33,002	988,410
Collectors Universe, Inc.	2,747	78,235
Houghton Mifflin Harcourt Company (A)	30,602	163,109
K12, Inc. (A)	10,884	287,338
Laureate Education, Inc., Class A (A)	27,601	457,487
OneSpaWorld Holdings, Ltd. (A)(B)	13,107	203,552
Regis Corp. (A)	8,204	165,885

188

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Select Interior Concepts, Inc., Class A (A)	6,797	$88,157
Sotheby's (A)	9,027	514,358
Strategic Education, Inc.	6,058	823,161
WW International, Inc. (A)	13,275	502,061
		5,399,025
Hotels, restaurants and leisure – 2.7%
BBX Capital Corp.	19,564	91,364
BJ's Restaurants, Inc.	5,977	232,147
Bloomin' Brands, Inc.	24,876	470,903
Boyd Gaming Corp.	22,894	548,311
Brinker International, Inc.	10,587	451,747
Carrols Restaurant Group, Inc. (A)	10,665	88,413
Century Casinos, Inc. (A)	9,470	73,203
Churchill Downs, Inc.	9,958	1,229,365
Chuy's Holdings, Inc. (A)	5,035	124,667
Cracker Barrel Old Country Store, Inc.	5,421	881,726
Dave & Buster's Entertainment, Inc.	10,323	402,081
Del Taco Restaurants, Inc. (A)	8,836	90,348
Denny's Corp. (A)	16,766	381,678
Dine Brands Global, Inc.	4,641	352,066
Drive Shack, Inc. (A)	19,214	82,812
El Pollo Loco Holdings, Inc. (A)	6,554	71,832
Eldorado Resorts, Inc. (A)(B)	18,748	747,483
Everi Holdings, Inc. (A)	19,431	164,386
Fiesta Restaurant Group, Inc. (A)	6,917	72,075
Golden Entertainment, Inc. (A)	5,578	74,132
International Speedway Corp., Class A	6,666	300,037
J Alexander's Holdings, Inc. (A)	4,569	53,549
Jack in the Box, Inc.	7,277	663,080
Lindblad Expeditions Holdings, Inc. (A)	6,885	115,393
Marriott Vacations Worldwide Corp.	12,130	1,256,789
Monarch Casino & Resort, Inc. (A)	3,395	141,538
Nathan's Famous, Inc.	968	69,551
Noodles & Company (A)(B)	9,082	51,404
Papa John's International, Inc.	6,308	330,224
Penn National Gaming, Inc. (A)	31,429	585,365
PlayAGS, Inc. (A)	7,832	80,513
RCI Hospitality Holdings, Inc.	3,032	62,702
Red Lion Hotels Corp. (A)	8,909	57,730
Red Robin Gourmet Burgers, Inc. (A)	3,861	128,417
Red Rock Resorts, Inc., Class A	20,004	406,181
Ruth's Hospitality Group, Inc.	8,299	169,424
Scientific Games Corp. (A)	16,099	327,615
SeaWorld Entertainment, Inc. (A)	13,464	354,372
Shake Shack, Inc., Class A (A)	8,082	792,359
Target Hospitality Corp. (A)(B)	9,739	66,323
Texas Roadhouse, Inc.	18,777	986,168
The Cheesecake Factory, Inc.	11,875	494,950
The Habit Restaurants, Inc., Class A (A)	6,681	58,392
Twin River Worldwide Holdings, Inc. (B)	5,695	130,017
Wingstop, Inc.	8,343	728,177
		15,041,009
Household durables – 1.9%
Bassett Furniture Industries, Inc.	3,478	53,213
Beazer Homes USA, Inc. (A)	8,459	126,039
Cavco Industries, Inc. (A)	2,474	475,231
Century Communities, Inc. (A)	7,317	224,120
Ethan Allen Interiors, Inc.	7,030	134,273
Flexsteel Industries, Inc.	2,779	41,185
GoPro, Inc., Class A (A)(B)	34,743	180,142
Green Brick Partners, Inc. (A)	7,854	84,038
Hamilton Beach Brands Holding Company, Class B	1,197	19,355
Helen of Troy, Ltd. (A)	7,114	1,121,593
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Hooker Furniture Corp.	3,688	$79,071
Installed Building Products, Inc. (A)	6,502	372,825
iRobot Corp. (A)	7,799	480,964
KB Home	23,806	809,404
La-Z-Boy, Inc.	12,717	427,164
LGI Homes, Inc. (A)(B)	5,636	469,592
M/I Homes, Inc. (A)	7,321	275,636
MDC Holdings, Inc.	13,812	595,297
Meritage Homes Corp. (A)	10,151	714,123
Skyline Champion Corp. (A)	14,469	435,372
Sonos, Inc. (A)	20,285	272,022
Taylor Morrison Home Corp. (A)	29,805	773,142
The Lovesac Company (A)	2,485	46,395
TopBuild Corp. (A)	9,618	927,464
TRI Pointe Group, Inc. (A)	40,021	601,916
Tupperware Brands Corp.	14,081	223,465
Universal Electronics, Inc. (A)	3,900	198,510
William Lyon Homes, Class A (A)	9,033	183,912
ZAGG, Inc. (A)(B)	8,786	55,088
		10,400,551
Internet and direct marketing retail – 0.3%
1-800-Flowers.com, Inc., Class A (A)	7,054	104,364
Duluth Holdings, Inc., Class B (A)	3,389	28,739
Groupon, Inc. (A)	129,363	344,106
Liquidity Services, Inc. (A)	9,103	67,362
Overstock.com, Inc. (A)	8,169	86,510
PetMed Express, Inc. (B)	5,938	107,003
Quotient Technology, Inc. (A)	22,070	172,587
Shutterstock, Inc. (A)	5,512	199,093
Stamps.com, Inc. (A)	4,779	355,797
Stitch Fix, Inc., Class A (A)(B)	11,983	230,673
The RealReal, Inc. (A)(B)	4,862	108,714
The Rubicon Project, Inc. (A)	14,491	126,217
Waitr Holdings, Inc. (A)(B)	19,262	24,752
		1,955,917
Leisure products – 0.3%
Acushnet Holdings Corp.	10,053	265,399
American Outdoor Brands Corp. (A)	15,863	92,799
Callaway Golf Company	26,591	516,131
Clarus Corp.	7,458	87,445
Johnson Outdoors, Inc., Class A	1,481	86,727
Malibu Boats, Inc., Class A (A)	6,028	184,939
MasterCraft Boat Holdings, Inc. (A)	5,626	83,968
Sturm Ruger & Company, Inc.	4,737	197,817
Vista Outdoor, Inc. (A)	17,264	106,864
YETI Holdings, Inc. (A)(B)	8,842	247,576
		1,869,665
Multiline retail – 0.1%
Big Lots, Inc.	11,081	271,485
Dillard's, Inc., Class A (B)	2,950	195,025
J.C. Penney Company, Inc. (A)(B)	96,271	85,575
		552,085
Specialty retail – 2.4%
Aaron's, Inc.	19,054	1,224,410
Abercrombie & Fitch Company, Class A	18,717	291,985
American Eagle Outfitters, Inc.	45,638	740,248
America's Car-Mart, Inc. (A)	1,789	164,051
Asbury Automotive Group, Inc. (A)	5,431	555,754
At Home Group, Inc. (A)(B)	13,837	133,112
Bed Bath & Beyond, Inc. (B)	34,679	368,985
Boot Barn Holdings, Inc. (A)	7,998	279,130
Caleres, Inc.	11,708	274,084
Camping World Holdings, Inc., Class A (B)	9,792	87,149

189

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Chico's FAS, Inc.	33,789	$136,170
Citi Trends, Inc.	3,727	68,204
Conn's, Inc. (A)	5,781	143,716
Designer Brands, Inc., Class A	18,504	316,788
Express, Inc. (A)	20,062	69,013
GameStop Corp., Class A (B)	25,768	142,239
Genesco, Inc. (A)	4,549	182,051
GNC Holdings, Inc., Class A (A)(B)	21,887	46,838
Group 1 Automotive, Inc.	4,984	460,073
Guess?, Inc. (B)	14,366	266,202
Haverty Furniture Companies, Inc.	5,200	105,404
Hibbett Sports, Inc. (A)	5,177	118,553
Hudson, Ltd., Class A (A)	11,641	142,835
Lithia Motors, Inc., Class A	6,261	828,831
Lumber Liquidators Holdings, Inc. (A)(B)	8,685	85,721
MarineMax, Inc. (A)	6,211	96,146
Monro, Inc.	9,262	731,791
Murphy USA, Inc. (A)	8,589	732,642
National Vision Holdings, Inc. (A)	21,604	520,008
Office Depot, Inc.	155,543	272,978
Party City Holdco, Inc. (A)(B)	15,139	86,444
Rent-A-Center, Inc.	13,777	355,309
RH (A)	4,700	802,901
Sally Beauty Holdings, Inc. (A)	34,130	508,196
Shoe Carnival, Inc. (B)	2,769	89,743
Signet Jewelers, Ltd. (B)	14,889	249,540
Sleep Number Corp. (A)	8,205	339,031
Sonic Automotive, Inc., Class A	6,965	218,771
Sportsman's Warehouse Holdings, Inc. (A)	13,312	68,956
Tailored Brands, Inc. (B)	15,211	66,928
The Buckle, Inc. (B)	8,269	170,341
The Cato Corp., Class A	6,537	115,117
The Children's Place, Inc. (B)	4,361	335,753
The Michaels Companies, Inc. (A)(B)	24,491	239,767
Tile Shop Holdings, Inc.	12,191	38,889
Tilly's, Inc., Class A	6,631	62,597
Winmark Corp.	655	115,535
Zumiez, Inc. (A)	5,688	180,167
		13,629,096
Textiles, apparel and luxury goods – 0.9%
Crocs, Inc. (A)	17,778	493,517
Culp, Inc.	3,773	61,500
Deckers Outdoor Corp. (A)	8,245	1,214,983
Delta Apparel, Inc. (A)	2,095	49,756
Fossil Group, Inc. (A)	13,530	169,260
G-III Apparel Group, Ltd. (A)	12,951	333,747
Kontoor Brands, Inc.	12,545	440,330
Movado Group, Inc.	4,666	115,997
Oxford Industries, Inc.	4,748	340,432
Rocky Brands, Inc.	2,236	74,302
Steven Madden, Ltd.	23,886	854,880
Unifi, Inc. (A)	4,460	97,763
Vera Bradley, Inc. (A)	6,329	63,923
Wolverine World Wide, Inc.	23,815	673,012
		4,983,402
		60,604,737
Consumer staples – 2.9%
Beverages – 0.3%
Coca-Cola Consolidated, Inc.	1,341	407,490
Craft Brew Alliance, Inc. (A)	3,945	32,310
MGP Ingredients, Inc. (B)	3,691	183,369
National Beverage Corp. (B)	3,437	152,465
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
New Age Beverages Corp. (A)(B)	21,233	$58,603
Primo Water Corp. (A)	10,506	129,014
The Boston Beer Company, Inc., Class A (A)	2,352	856,316
		1,819,567
Food and staples retailing – 0.7%
BJ's Wholesale Club Holdings, Inc. (A)	31,720	820,596
HF Foods Group, Inc. (A)	2,387	40,698
Ingles Markets, Inc., Class A	4,141	160,919
Performance Food Group Company (A)	29,185	1,342,802
PriceSmart, Inc.	6,444	458,168
Rite Aid Corp. (A)(B)	15,923	110,665
SpartanNash Company	10,638	125,848
The Andersons, Inc.	9,072	203,485
The Chefs' Warehouse, Inc. (A)	6,940	279,821
United Natural Foods, Inc. (A)	15,196	175,058
Village Super Market, Inc., Class A	2,756	72,896
Weis Markets, Inc.	2,853	108,813
		3,899,769
Food products – 1.2%
Alico, Inc.	1,548	52,663
B&G Foods, Inc. (B)	18,470	349,268
Calavo Growers, Inc. (B)	4,638	441,445
Cal-Maine Foods, Inc.	9,013	360,114
Darling Ingredients, Inc. (A)	46,691	893,199
Farmer Brothers Company (A)	3,646	47,216
Fresh Del Monte Produce, Inc.	8,859	302,180
Freshpet, Inc. (A)	9,518	473,711
Hostess Brands, Inc. (A)	31,991	447,394
J&J Snack Foods Corp.	4,274	820,608
John B. Sanfilippo & Son, Inc.	2,493	240,824
Lancaster Colony Corp.	5,349	741,639
Landec Corp. (A)	8,048	87,482
Limoneira Company	4,915	90,239
Sanderson Farms, Inc.	5,638	853,199
Seneca Foods Corp., Class A (A)	2,284	71,215
The Simply Good Foods Company (A)	20,269	587,598
Tootsie Roll Industries, Inc.	4,555	169,173
		7,029,167
Household products – 0.2%
Central Garden & Pet Company (A)	3,686	107,742
Central Garden & Pet Company, Class A (A)	11,366	315,122
WD-40 Company	3,926	720,578
		1,143,442
Personal products – 0.3%
Edgewell Personal Care Company (A)	15,460	502,295
elf Beauty, Inc. (A)	7,520	131,675
Inter Parfums, Inc.	5,097	356,637
Lifevantage Corp. (A)	4,540	62,198
Medifast, Inc. (B)	3,240	335,761
Revlon, Inc., Class A (A)(B)	1,864	43,785
USANA Health Sciences, Inc. (A)	3,692	252,496
		1,684,847
Tobacco – 0.2%
22nd Century Group, Inc. (A)(B)	36,396	82,255
Turning Point Brands, Inc. (B)	2,467	56,889
Universal Corp.	7,039	385,808
Vector Group, Ltd.	32,527	387,398
		912,350
		16,489,142
Energy – 3.2%

190

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services – 1.0%
Archrock, Inc.	37,067	$369,558
C&J Energy Services, Inc. (A)	19,154	205,522
Cactus, Inc., Class A (A)	13,400	387,796
Diamond Offshore Drilling, Inc. (A)(B)	18,948	105,351
DMC Global, Inc. (B)	4,124	181,374
Dril-Quip, Inc. (A)	10,306	517,155
Era Group, Inc. (A)	6,027	63,645
Exterran Corp. (A)	9,423	123,064
Forum Energy Technologies, Inc. (A)	24,986	38,728
Frank's International NV (A)	31,304	148,694
Geospace Technologies Corp. (A)	4,183	64,293
Helix Energy Solutions Group, Inc. (A)	40,877	329,469
Keane Group, Inc. (A)	15,900	96,354
KLX Energy Services Holdings, Inc. (A)	6,181	53,435
Liberty Oilfield Services, Inc., Class A (B)	14,832	160,631
Matrix Service Company (A)	7,848	134,515
McDermott International, Inc. (A)(B)	52,126	105,295
Nabors Industries, Ltd.	101,741	190,256
National Energy Services Reunited Corp. (A)	7,024	46,920
Natural Gas Services Group, Inc. (A)	4,215	53,994
Newpark Resources, Inc. (A)	25,763	196,314
Nine Energy Service, Inc. (A)	4,762	29,382
Noble Corp. PLC (A)	73,534	93,388
Oceaneering International, Inc. (A)	28,329	383,858
Oil States International, Inc. (A)	17,269	229,678
Pacific Drilling SA (A)(B)	9,152	35,784
Parker Drilling Company (A)	3,003	56,817
ProPetro Holding Corp. (A)	22,702	206,361
RigNet, Inc. (A)	4,670	36,193
RPC, Inc. (B)	16,972	95,213
SEACOR Holdings, Inc. (A)	5,018	236,197
SEACOR Marine Holdings, Inc. (A)	5,609	70,505
Seadrill, Ltd. (A)(B)	18,097	38,004
Select Energy Services, Inc., Class A (A)	17,048	147,636
Solaris Oilfield Infrastructure, Inc., Class A (B)	8,916	119,653
TETRA Technologies, Inc. (A)	40,257	80,917
Tidewater, Inc. (A)	11,072	167,298
U.S. Silica Holdings, Inc. (B)	21,276	203,399
		5,802,646
Oil, gas and consumable fuels – 2.2%
Altus Midstream Company, Class A (A)(B)	15,849	44,853
Arch Coal, Inc., Class A (B)	4,569	339,020
Ardmore Shipping Corp. (A)	10,928	73,108
Berry Petroleum Corp.	18,585	173,956
Bonanza Creek Energy, Inc. (A)	5,661	126,750
Brigham Minerals, Inc., Class A	4,871	96,933
California Resources Corp. (A)(B)	13,997	142,769
Callon Petroleum Company (A)(B)	65,964	286,284
Carrizo Oil & Gas, Inc. (A)	25,775	221,278
Clean Energy Fuels Corp. (A)	39,257	81,066
CNX Resources Corp. (A)	53,869	391,089
CONSOL Energy, Inc. (A)	7,859	122,836
Contura Energy, Inc. (A)	5,408	151,208
CVR Energy, Inc.	8,411	370,336
Delek US Holdings, Inc.	21,391	776,493
Denbury Resources, Inc. (A)(B)	134,489	160,042
DHT Holdings, Inc.	25,044	154,021
Diamond S Shipping, Inc. (A)	6,580	72,512
Dorian LPG, Ltd. (A)	8,228	85,242
Energy Fuels, Inc. (A)(B)	28,591	55,181
Evolution Petroleum Corp.	10,050	58,692
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Extraction Oil & Gas, Inc. (A)(B)	27,727	$81,517
Falcon Minerals Corp.	11,956	68,747
GasLog, Ltd.	11,708	150,448
Golar LNG, Ltd.	27,059	351,496
Green Plains, Inc.	11,052	117,096
Gulfport Energy Corp. (A)	46,632	126,373
HighPoint Resources Corp. (A)	35,528	56,490
International Seaways, Inc. (A)	7,465	143,776
Jagged Peak Energy, Inc. (A)(B)	19,589	142,216
Laredo Petroleum, Inc. (A)	52,779	127,197
Magnolia Oil & Gas Corp., Class A (A)	29,345	325,730
Matador Resources Company (A)	31,934	527,869
NACCO Industries, Inc., Class A	1,171	74,839
Nordic American Tankers, Ltd.	42,028	90,780
Northern Oil and Gas, Inc. (A)(B)	84,230	165,091
Oasis Petroleum, Inc. (A)	91,775	317,542
Panhandle Oil and Gas, Inc., Class A	5,171	72,291
Par Pacific Holdings, Inc. (A)	9,869	225,605
PDC Energy, Inc. (A)	18,207	505,244
Peabody Energy Corp.	19,540	287,629
Penn Virginia Corp. (A)	4,005	116,425
QEP Resources, Inc.	69,058	255,515
Renewable Energy Group, Inc. (A)(B)	10,616	159,293
REX American Resources Corp. (A)	1,644	125,487
Ring Energy, Inc. (A)	19,844	32,544
SandRidge Energy, Inc. (A)	10,359	48,687
Scorpio Tankers, Inc.	12,398	368,964
SemGroup Corp., Class A	23,038	376,441
Ship Finance International, Ltd. (B)	22,857	320,912
SM Energy Company	32,324	313,220
Southwestern Energy Company (A)	155,643	300,391
SRC Energy, Inc. (A)	69,542	324,066
Talos Energy, Inc. (A)	6,010	122,183
Teekay Corp. (B)	21,636	86,544
Teekay Tankers, Ltd., Class A (A)	58,839	76,491
Tellurian, Inc. (A)(B)	27,587	229,386
Unit Corp. (A)	16,013	54,124
Uranium Energy Corp. (A)	57,071	55,639
W&T Offshore, Inc. (A)	27,931	122,058
Whiting Petroleum Corp. (A)	26,164	210,097
World Fuel Services Corp.	18,462	737,372
		12,377,484
		18,180,130
Financials – 17.7%
Banks – 9.6%
1st Constitution Bancorp	2,729	51,169
1st Source Corp.	3,922	179,353
ACNB Corp.	1,847	63,352
Allegiance Bancshares, Inc. (A)	5,794	185,929
Amalgamated Bank, Class A	4,411	70,664
Amerant Bancorp, Inc. (A)	5,823	122,108
American National Bankshares, Inc.	2,537	89,987
Ameris Bancorp	17,470	702,993
Ames National Corp.	3,065	87,690
Arrow Financial Corp.	3,653	121,987
Atlantic Capital Bancshares, Inc. (A)	7,412	128,524
Atlantic Union Bankshares Corp.	23,130	861,477
Banc of California, Inc.	13,059	184,654
BancFirst Corp.	5,330	295,389
BancorpSouth Bank	26,873	795,710
Bank First Corp. (B)	1,861	123,161
Bank of Commerce Holdings	5,961	64,915
Bank of Marin Bancorp	3,880	160,981
BankFinancial Corp.	6,602	78,564
Bankwell Financial Group, Inc.	2,230	61,325

191

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banner Corp.	9,667	$542,995
Bar Harbor Bankshares	4,368	108,894
Baycom Corp. (A)	3,332	75,670
BCB Bancorp, Inc.	4,328	55,572
Berkshire Hills Bancorp, Inc.	13,048	382,176
Boston Private Financial Holdings, Inc.	24,071	280,548
Bridge Bancorp, Inc.	4,820	142,479
Brookline Bancorp, Inc.	22,886	337,111
Bryn Mawr Bank Corp.	5,828	212,780
Business First Bancshares, Inc.	3,271	79,812
Byline Bancorp, Inc. (A)	6,969	124,606
C&F Financial Corp.	1,090	57,399
Cadence BanCorp	35,574	623,968
Cambridge Bancorp	869	65,184
Camden National Corp.	4,530	196,240
Capital City Bank Group, Inc.	3,496	95,965
Capstar Financial Holdings, Inc.	5,707	94,622
Carolina Financial Corp.	5,926	210,610
Carter Bank & Trust (A)	6,880	129,963
Cathay General Bancorp	21,364	742,079
CBTX, Inc.	5,366	149,604
CenterState Bank Corp.	35,495	851,348
Central Pacific Financial Corp.	7,758	220,327
Central Valley Community Bancorp	3,572	72,690
Century Bancorp, Inc., Class A	952	83,395
Chemung Financial Corp.	1,161	48,762
Citizens & Northern Corp.	3,629	95,370
City Holding Company	4,412	336,415
Civista Bancshares, Inc.	4,249	92,331
CNB Financial Corp.	4,260	122,262
Codorus Valley Bancorp, Inc.	2,837	65,989
Colony Bankcorp, Inc.	3,589	55,091
Columbia Banking System, Inc.	20,696	763,682
Community Bank System, Inc.	14,209	876,553
Community Bankers Trust Corp.	7,783	66,934
Community Trust Bancorp, Inc.	4,335	184,584
ConnectOne Bancorp, Inc.	9,664	214,541
Customers Bancorp, Inc. (A)	8,271	171,541
CVB Financial Corp.	37,624	785,213
DNB Financial Corp.	1,366	60,801
Eagle Bancorp, Inc.	9,527	425,095
Enterprise Financial Services Corp.	6,980	284,435
Equity Bancshares, Inc., Class A (A)	4,701	126,034
Esquire Financial Holdings, Inc. (A)	2,236	55,453
Evans Bancorp, Inc.	1,653	61,822
Farmers & Merchants Bancorp, Inc.	2,419	62,797
Farmers National Banc Corp.	7,459	108,006
FB Financial Corp.	4,772	179,189
Fidelity D&D Bancorp, Inc. (B)	908	56,523
Financial Institutions, Inc.	4,598	138,768
First Bancorp (NC)	8,286	297,467
First Bancorp (PR)	60,965	608,431
First Bancorp, Inc.	3,161	86,896
First Bank	5,475	59,294
First Busey Corp.	14,512	366,863
First Business Financial Services, Inc.	2,956	71,180
First Choice Bancorp	2,876	61,316
First Commonwealth Financial Corp.	27,313	362,717
First Community Bankshares, Inc.	4,416	142,946
First Financial Bancorp	27,711	678,227
First Financial Bankshares, Inc.	36,713	1,223,644
First Financial Corp.	3,734	162,317
First Financial Northwest, Inc.	3,140	46,409
First Foundation, Inc.	11,899	181,757
First Internet Bancorp	3,638	77,890
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Interstate BancSystem, Inc., Class A	10,586	$425,981
First Merchants Corp.	15,489	582,929
First Mid Bancshares, Inc.	3,733	129,236
First Midwest Bancorp, Inc.	30,126	586,854
Flushing Financial Corp.	7,854	158,690
FNCB Bancorp, Inc.	6,334	49,469
Franklin Financial Network, Inc.	4,015	121,293
Franklin Financial Services Corp.	1,892	67,261
Fulton Financial Corp.	45,093	729,605
FVCBankcorp, Inc. (A)	4,837	84,938
German American Bancorp, Inc.	6,843	219,318
Glacier Bancorp, Inc.	23,886	966,428
Great Southern Bancorp, Inc.	3,170	180,532
Great Western Bancorp, Inc.	16,100	531,300
Guaranty Bancshares, Inc.	2,960	90,546
Hancock Whitney Corp.	25,418	973,369
Hanmi Financial Corp.	8,948	168,043
HarborOne Bancorp, Inc. (A)	8,402	84,566
Heartland Financial USA, Inc.	9,416	421,272
Heritage Commerce Corp.	12,777	150,194
Heritage Financial Corp.	10,366	279,467
Hilltop Holdings, Inc.	20,274	484,346
Home BancShares, Inc.	43,912	825,326
HomeTrust Bancshares, Inc.	5,168	134,730
Hope Bancorp, Inc.	34,161	489,869
Horizon Bancorp, Inc.	10,420	180,891
Howard Bancorp, Inc. (A)	4,310	71,934
IBERIABANK Corp.	14,817	1,119,276
Independent Bank Corp. (MA)	9,420	703,203
Independent Bank Corp. (MI)	6,829	145,560
Independent Bank Group, Inc.	10,274	540,515
International Bancshares Corp.	15,634	603,785
Investar Holding Corp.	3,867	92,035
Investors Bancorp, Inc.	64,479	732,481
Lakeland Bancorp, Inc.	14,218	219,384
Lakeland Financial Corp.	6,881	302,626
LCNB Corp.	4,848	86,004
LegacyTexas Financial Group, Inc.	13,819	601,541
Live Oak Bancshares, Inc.	7,770	140,637
Macatawa Bank Corp.	7,778	80,813
MainStreet Bancshares, Inc. (A)	3,080	64,834
Mercantile Bank Corp.	4,582	150,290
Metropolitan Bank Holding Corp. (A)	2,327	91,521
Mid Penn Bancorp, Inc. (B)	3,078	78,889
Midland States Bancorp, Inc.	6,554	170,732
MidWestOne Financial Group, Inc.	3,912	119,394
MVB Financial Corp.	2,831	56,195
National Bank Holdings Corp., Class A	8,277	282,991
National Bankshares, Inc.	2,153	86,228
NBT Bancorp, Inc.	11,796	431,616
Nicolet Bankshares, Inc. (A)	2,458	163,629
Northeast Bank	2,537	56,245
Northrim BanCorp, Inc.	2,275	90,249
Norwood Financial Corp.	1,939	61,292
OFG Bancorp	14,299	313,148
Ohio Valley Banc Corp.	1,430	52,181
Old Line Bancshares, Inc.	4,982	144,528
Old National Bancorp	48,261	830,331
Old Second Bancorp, Inc.	8,196	100,155
Opus Bank	6,466	140,765
Origin Bancorp, Inc.	5,526	186,447
Orrstown Financial Services, Inc.	4,259	93,272
Pacific Premier Bancorp, Inc.	17,032	531,228
Park National Corp.	3,656	346,625

192

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Parke Bancorp, Inc.	3,465	$76,992
PCB Bancorp	3,839	63,152
Peapack Gladstone Financial Corp.	5,776	161,901
Penns Woods Bancorp, Inc.	1,512	69,930
Peoples Bancorp of North Carolina, Inc.	1,973	58,618
Peoples Bancorp, Inc.	5,084	161,722
Peoples Financial Services Corp.	2,003	90,716
People's Utah Bancorp	4,427	125,240
Preferred Bank	4,118	215,701
Premier Financial Bancorp, Inc.	3,954	67,890
QCR Holdings, Inc.	4,571	173,607
RBB Bancorp	4,372	86,085
Renasant Corp.	16,246	568,772
Republic Bancorp, Inc., Class A	2,750	119,488
Republic First Bancorp, Inc. (A)	15,570	65,394
S&T Bancorp, Inc.	9,243	337,647
Sandy Spring Bancorp, Inc.	9,727	327,897
SB One Bancorp	3,605	81,329
Seacoast Banking Corp. of Florida (A)	14,359	363,426
Select Bancorp, Inc. (A)	5,471	63,464
ServisFirst Bancshares, Inc.	13,671	453,194
Shore Bancshares, Inc.	4,878	75,170
Sierra Bancorp	4,253	112,960
Simmons First National Corp., Class A	25,848	643,615
SmartFinancial, Inc. (A)	3,860	80,404
South State Corp.	9,559	719,793
Southern First Bancshares, Inc. (A)	2,598	103,530
Southern National Bancorp of Virginia, Inc.	7,094	109,177
Southside Bancshares, Inc.	8,952	305,353
Stock Yards Bancorp, Inc.	5,853	214,747
Summit Financial Group, Inc.	3,318	84,941
The Bancorp, Inc. (A)	15,100	149,490
The Bank of NT Butterfield & Son, Ltd.	15,479	458,798
The Bank of Princeton	2,087	60,648
The First Bancshares, Inc.	3,585	115,796
The First of Long Island Corp.	7,084	161,161
Tompkins Financial Corp.	4,036	327,441
Towne Bank	18,082	502,770
TriCo Bancshares	6,950	252,285
TriState Capital Holdings, Inc. (A)	7,310	153,802
Triumph Bancorp, Inc. (A)	7,158	228,269
Trustmark Corp.	18,033	615,106
UMB Financial Corp.	12,431	802,794
United Bankshares, Inc.	27,372	1,036,578
United Community Banks, Inc.	22,292	631,978
Univest Financial Corp.	8,395	214,156
Valley National Bancorp	91,821	998,094
Veritex Holdings, Inc.	14,920	362,034
Washington Trust Bancorp, Inc.	4,166	201,259
WesBanco, Inc.	14,995	560,363
West Bancorporation, Inc.	4,715	102,504
Westamerica Bancorporation	7,423	461,562
		54,009,289
Capital markets – 1.4%
Ares Management Corp., Class A	18,348	491,910
Artisan Partners Asset Management, Inc., Class A	14,373	405,894
Assetmark Financial Holdings, Inc. (A)	3,057	79,635
B. Riley Financial, Inc.	6,218	146,869
Blucora, Inc. (A)	13,822	299,108
Brightsphere Investment Group, Inc.	20,437	202,531
Cohen & Steers, Inc.	6,488	356,386
Cowen, Inc., Class A (A)	8,401	129,291
Diamond Hill Investment Group, Inc.	970	133,986
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Donnelley Financial Solutions, Inc. (A)	9,056	$111,570
Federated Investors, Inc., Class B	27,276	884,015
Focus Financial Partners, Inc., Class A (A)	8,800	209,440
Greenhill & Company, Inc.	5,050	66,256
Hamilton Lane, Inc., Class A	6,221	354,348
Houlihan Lokey, Inc.	10,498	473,460
INTL. FCStone, Inc. (A)	4,663	191,463
Ladenburg Thalmann Financial Services, Inc.	33,740	79,964
Moelis & Company, Class A	13,571	445,807
Oppenheimer Holdings, Inc., Class A	3,092	92,946
Piper Jaffray Companies	3,904	294,674
PJT Partners, Inc., Class A	6,538	266,097
Pzena Investment Management, Inc., Class A	5,417	48,320
Safeguard Scientifics, Inc. (A)	6,969	79,028
Sculptor Capital Management, Inc.	5,010	97,595
Stifel Financial Corp.	19,305	1,107,721
Virtus Investment Partners, Inc.	1,939	214,395
Waddell & Reed Financial, Inc., Class A (B)	20,853	358,255
Westwood Holdings Group, Inc.	2,704	74,820
WisdomTree Investments, Inc.	38,912	203,315
		7,899,099
Consumer finance – 0.6%
Curo Group Holdings Corp. (A)(B)	5,267	69,946
Encore Capital Group, Inc. (A)(B)	8,842	294,660
Enova International, Inc. (A)	9,539	197,934
EZCORP, Inc., Class A (A)	15,227	98,290
FirstCash, Inc.	12,038	1,103,523
Green Dot Corp., Class A (A)	13,895	350,849
LendingClub Corp. (A)	18,933	247,644
Medallion Financial Corp. (A)	7,097	45,421
Nelnet, Inc., Class A	5,005	318,318
PRA Group, Inc. (A)	12,986	438,797
Regional Management Corp. (A)	2,977	83,832
World Acceptance Corp. (A)	1,807	230,411
		3,479,625
Diversified financial services – 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	8,887	177,207
Cannae Holdings, Inc. (A)	19,339	531,242
FGL Holdings	42,401	338,360
First Eagle Private Credit LLC (A)(C)	8,978	2,168
Marlin Business Services Corp.	2,657	66,930
On Deck Capital, Inc. (A)	20,120	67,603
		1,183,510
Insurance – 2.4%
Ambac Financial Group, Inc. (A)	13,130	256,692
American Equity Investment Life Holding Company	25,725	622,545
AMERISAFE, Inc.	5,409	357,589
Argo Group International Holdings, Ltd.	9,233	648,526
Citizens, Inc. (A)(B)	13,973	95,995
CNO Financial Group, Inc.	44,825	709,580
eHealth, Inc. (A)	6,384	426,387
Employers Holdings, Inc.	8,770	382,197
Enstar Group, Ltd. (A)	3,247	616,670
FBL Financial Group, Inc., Class A	2,970	176,745
FedNat Holding Company	4,096	57,303
Genworth Financial, Inc., Class A (A)	144,078	633,943
Global Indemnity, Ltd.	2,475	61,801
Goosehead Insurance, Inc., Class A (B)	3,225	159,154

193

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Greenlight Capital Re, Ltd., Class A (A)	9,842	$103,341
Hallmark Financial Services, Inc. (A)	4,610	88,189
HCI Group, Inc.	2,103	88,410
Health Insurance Innovations, Inc., Class A (A)(B)	2,900	72,297
Heritage Insurance Holdings, Inc.	7,974	119,211
Horace Mann Educators Corp.	11,877	550,261
Investors Title Company	446	71,405
James River Group Holdings, Ltd.	8,298	425,190
Kinsale Capital Group, Inc.	5,626	581,222
MBIA, Inc. (A)	23,542	217,293
National General Holdings Corp.	19,383	446,197
National Western Life Group, Inc., Class A	671	180,076
Palomar Holdings, Inc. (A)(B)	1,811	71,390
ProAssurance Corp.	15,084	607,433
Protective Insurance Corp., Class B	3,455	60,290
RLI Corp.	11,278	1,047,839
Safety Insurance Group, Inc.	4,122	417,682
Selective Insurance Group, Inc.	16,546	1,244,094
State Auto Financial Corp.	5,026	162,792
Stewart Information Services Corp.	6,644	257,721
Third Point Reinsurance, Ltd. (A)	21,441	214,196
Tiptree, Inc.	8,697	63,314
Trupanion, Inc. (A)(B)	8,354	212,359
United Fire Group, Inc.	6,004	282,068
United Insurance Holdings Corp.	6,596	92,278
Universal Insurance Holdings, Inc.	8,845	265,262
Watford Holdings, Ltd. (A)	5,979	161,134
		13,308,071
Mortgage real estate investment trusts – 1.3%
AG Mortgage Investment Trust, Inc.	9,595	145,364
Anworth Mortgage Asset Corp.	32,028	105,692
Apollo Commercial Real Estate Finance, Inc.	41,731	799,983
Ares Commercial Real Estate Corp.	8,365	127,399
Arlington Asset Investment Corp., Class A	11,594	63,651
ARMOUR Residential REIT, Inc.	16,373	274,248
Blackstone Mortgage Trust, Inc., Class A	33,636	1,205,851
Capstead Mortgage Corp.	24,166	177,620
Cherry Hill Mortgage Investment Corp.	5,384	70,530
Colony Credit Real Estate, Inc.	23,539	340,374
Dynex Capital, Inc.	7,535	111,367
Ellington Financial, Inc.	7,781	140,603
Exantas Capital Corp.	9,890	112,449
Granite Point Mortgage Trust, Inc.	14,612	273,829
Great Ajax Corp.	6,183	95,837
Invesco Mortgage Capital, Inc.	38,376	587,537
KKR Real Estate Finance Trust, Inc.	6,348	123,976
Ladder Capital Corp.	29,159	503,576
New York Mortgage Trust, Inc.	62,832	382,647
Orchid Island Capital, Inc.	15,914	91,506
PennyMac Mortgage Investment Trust	21,910	487,059
Ready Capital Corp.	9,107	144,983
Redwood Trust, Inc.	26,361	432,584
TPG RE Finance Trust, Inc.	12,910	256,134
Western Asset Mortgage Capital Corp.	13,614	131,375
		7,186,174
Thrifts and mortgage finance – 2.2%
Axos Financial, Inc. (A)	16,462	455,174
Bridgewater Bancshares, Inc. (A)	8,335	99,520
Capitol Federal Financial, Inc.	35,782	493,076
Columbia Financial, Inc. (A)	15,072	237,987
Dime Community Bancshares, Inc.	9,769	209,154
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Entegra Financial Corp. (A)	2,426	$72,877
ESSA Bancorp, Inc.	3,655	60,015
Essent Group, Ltd.	27,068	1,290,332
Federal Agricultural Mortgage Corp., Class C	2,606	212,806
First Defiance Financial Corp.	5,843	169,243
Flagstar Bancorp, Inc.	7,985	298,240
FS Bancorp, Inc.	1,597	83,843
Hingham Institution for Savings	471	89,019
Home Bancorp, Inc.	2,486	96,929
HomeStreet, Inc. (A)	7,072	193,207
Kearny Financial Corp.	24,139	314,773
Luther Burbank Corp.	6,664	75,503
Merchants Bancorp	2,786	46,080
Meridian Bancorp, Inc.	14,284	267,825
Meta Financial Group, Inc.	10,216	333,144
MMA Capital Holdings, Inc. (A)	1,771	53,130
Mr. Cooper Group, Inc. (A)	21,817	231,697
NMI Holdings, Inc., Class A (A)	18,711	491,351
Northfield Bancorp, Inc.	13,745	220,745
Northwest Bancshares, Inc.	28,056	459,838
OceanFirst Financial Corp.	14,641	345,528
Ocwen Financial Corp. (A)	42,019	78,996
OP Bancorp	5,074	49,624
Oritani Financial Corp.	12,054	213,296
PCSB Financial Corp.	4,981	99,570
PDL Community Bancorp (A)	3,574	50,250
PennyMac Financial Services, Inc. (A)	7,115	216,154
Provident Bancorp, Inc. (A)	1,668	40,082
Provident Financial Services, Inc.	17,316	424,761
Radian Group, Inc.	57,933	1,323,190
Riverview Bancorp, Inc.	9,063	66,885
Southern Missouri Bancorp, Inc.	2,365	86,157
Sterling Bancorp, Inc.	5,785	56,462
Territorial Bancorp, Inc.	2,461	70,335
Timberland Bancorp, Inc.	2,152	59,180
TrustCo Bank Corp.	29,634	241,517
United Community Financial Corp.	13,633	146,964
United Financial Bancorp, Inc.	15,510	211,401
Walker & Dunlop, Inc.	7,877	440,561
Washington Federal, Inc.	22,125	818,404
Waterstone Financial, Inc.	7,765	133,403
Western New England Bancorp, Inc.	8,517	81,167
WSFS Financial Corp.	14,974	660,353
		12,469,748
		99,535,516
Health care – 15.8%
Biotechnology – 6.9%
Abeona Therapeutics, Inc. (A)	10,648	24,064
ACADIA Pharmaceuticals, Inc. (A)	30,048	1,081,428
Acceleron Pharma, Inc. (A)	12,963	512,168
Achillion Pharmaceuticals, Inc. (A)	41,182	148,255
Acorda Therapeutics, Inc. (A)	13,647	39,167
Adamas Pharmaceuticals, Inc. (A)	6,653	34,030
ADMA Biologics, Inc. (A)	15,098	67,186
Adverum Biotechnologies, Inc. (A)	15,589	84,960
Aeglea BioTherapeutics, Inc. (A)	9,046	69,564
Affimed NV (A)	19,245	56,580
Agenus, Inc. (A)(B)	32,563	84,013
Aimmune Therapeutics, Inc. (A)	13,022	272,681
Akcea Therapeutics, Inc. (A)(B)	3,799	58,467
Akebia Therapeutics, Inc. (A)	34,756	136,244
Albireo Pharma, Inc. (A)	3,269	65,380
Alder Biopharmaceuticals, Inc. (A)	21,215	400,115
Aldeyra Therapeutics, Inc. (A)	7,739	40,785

194

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Alector, Inc. (A)(B)	8,504	$122,628
Allakos, Inc. (A)(B)	5,455	428,927
Allogene Therapeutics, Inc. (A)(B)	11,248	306,564
AMAG Pharmaceuticals, Inc. (A)(B)	10,260	118,503
Amicus Therapeutics, Inc. (A)	72,255	579,485
AnaptysBio, Inc. (A)	7,091	248,114
Anavex Life Sciences Corp. (A)	14,333	45,292
Anika Therapeutics, Inc. (A)	3,854	211,546
Apellis Pharmaceuticals, Inc. (A)	13,981	336,802
Arcus Biosciences, Inc. (A)	10,263	93,393
Ardelyx, Inc. (A)	14,160	66,552
Arena Pharmaceuticals, Inc. (A)	14,282	653,687
ArQule, Inc. (A)	31,611	226,651
Arrowhead Pharmaceuticals, Inc. (A)(B)	26,682	751,899
Assembly Biosciences, Inc. (A)	7,012	68,928
Atara Biotherapeutics, Inc. (A)	14,669	207,126
Athenex, Inc. (A)(B)	19,243	234,091
Athersys, Inc. (A)(B)	43,142	57,379
Audentes Therapeutics, Inc. (A)	12,847	360,872
Avid Bioservices, Inc. (A)	16,832	89,210
Avrobio, Inc. (A)	5,923	83,633
Beyondspring, Inc. (A)(B)	3,438	62,228
BioCryst Pharmaceuticals, Inc. (A)	33,419	95,745
Biohaven Pharmaceutical Holding Company, Ltd. (A)	11,077	462,132
BioSpecifics Technologies Corp. (A)	1,875	100,350
Blueprint Medicines Corp. (A)	13,961	1,025,715
Bridgebio Pharma, Inc. (A)(B)	6,249	134,166
Calithera Biosciences, Inc. (A)	14,192	43,853
CareDx, Inc. (A)	11,793	266,640
CASI Pharmaceuticals, Inc. (A)(B)	17,112	57,154
Catalyst Pharmaceuticals, Inc. (A)	28,010	148,733
Cellular Biomedicine Group, Inc. (A)(B)	3,951	58,712
CEL-SCI Corp. (A)(B)	7,997	71,493
ChemoCentryx, Inc. (A)	12,124	82,201
Chimerix, Inc. (A)	16,170	38,000
Clovis Oncology, Inc. (A)(B)	14,719	57,846
Coherus Biosciences, Inc. (A)	17,789	360,405
Concert Pharmaceuticals, Inc. (A)	7,089	41,683
Constellation Pharmaceuticals, Inc. (A)	4,922	31,796
Corbus Pharmaceuticals Holdings, Inc. (A)(B)	18,059	87,947
Crinetics Pharmaceuticals, Inc. (A)(B)	3,370	50,685
Cue Biopharma, Inc. (A)	6,408	54,019
Cyclerion Therapeutics, Inc. (A)	7,387	89,530
Cytokinetics, Inc. (A)	16,259	185,027
CytomX Therapeutics, Inc. (A)	13,492	99,571
Deciphera Pharmaceuticals, Inc. (A)	5,348	181,511
Denali Therapeutics, Inc. (A)(B)	13,878	212,611
Dicerna Pharmaceuticals, Inc. (A)	15,160	217,698
Dynavax Technologies Corp. (A)(B)	24,025	85,889
Eagle Pharmaceuticals, Inc. (A)	2,616	147,987
Editas Medicine, Inc. (A)(B)	14,369	326,751
Eidos Therapeutics, Inc. (A)(B)	3,270	117,622
Eiger BioPharmaceuticals, Inc. (A)	7,462	76,486
Emergent BioSolutions, Inc. (A)	13,042	681,836
Enanta Pharmaceuticals, Inc. (A)	4,939	296,735
Epizyme, Inc. (A)	22,544	232,541
Esperion Therapeutics, Inc. (A)	7,166	262,706
Fate Therapeutics, Inc. (A)	15,132	235,000
FibroGen, Inc. (A)	22,198	820,882
Five Prime Therapeutics, Inc. (A)	10,890	42,199
Flexion Therapeutics, Inc. (A)(B)	10,235	140,271
Forty Seven, Inc. (A)	6,569	42,173
G1 Therapeutics, Inc. (A)	9,798	223,198
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Galectin Therapeutics, Inc. (A)	11,899	$43,669
Genomic Health, Inc. (A)	7,735	524,588
Geron Corp. (A)(B)	53,222	70,785
Global Blood Therapeutics, Inc. (A)	16,393	795,388
GlycoMimetics, Inc. (A)	10,373	44,708
Gossamer Bio, Inc. (A)	12,103	203,209
Gritstone Oncology, Inc. (A)(B)	7,820	67,526
Halozyme Therapeutics, Inc. (A)	41,175	638,624
Heron Therapeutics, Inc. (A)(B)	21,322	394,457
Homology Medicines, Inc. (A)(B)	7,163	129,650
ImmunoGen, Inc. (A)	43,731	105,829
Immunomedics, Inc. (A)	50,061	663,809
Inovio Pharmaceuticals, Inc. (A)(B)	28,809	59,058
Insmed, Inc. (A)	25,221	444,898
Intellia Therapeutics, Inc. (A)(B)	11,256	150,268
Intercept Pharmaceuticals, Inc. (A)	7,087	470,293
Intrexon Corp. (A)(B)	20,808	119,022
Invitae Corp. (A)	24,817	478,224
Iovance Biotherapeutics, Inc. (A)	32,843	597,743
Ironwood Pharmaceuticals, Inc. (A)	44,523	382,230
Kadmon Holdings, Inc. (A)	41,220	103,874
KalVista Pharmaceuticals, Inc. (A)	3,588	41,621
Karyopharm Therapeutics, Inc. (A)(B)	17,326	166,676
Kindred Biosciences, Inc. (A)	11,727	80,330
Kiniksa Pharmaceuticals, Ltd., Class A (A)	4,494	38,244
Kodiak Sciences, Inc. (A)	7,319	105,247
Krystal Biotech, Inc. (A)	2,882	100,077
Kura Oncology, Inc. (A)	9,737	147,710
La Jolla Pharmaceutical Company (A)(B)	6,219	54,727
Lexicon Pharmaceuticals, Inc. (A)(B)	13,214	39,774
Ligand Pharmaceuticals, Inc. (A)(B)	5,272	524,775
MacroGenics, Inc. (A)	13,872	177,007
Madrigal Pharmaceuticals, Inc. (A)	2,273	195,978
Magenta Therapeutics, Inc. (A)	5,923	60,770
MannKind Corp. (A)(B)	58,978	73,723
Marker Therapeutics, Inc. (A)(B)	8,622	44,058
MediciNova, Inc. (A)(B)	12,589	100,146
MEI Pharma, Inc. (A)	24,058	40,417
MeiraGTx Holdings PLC (A)	4,953	79,000
Minerva Neurosciences, Inc. (A)	9,844	76,291
Mirati Therapeutics, Inc. (A)	7,700	599,907
Molecular Templates, Inc. (A)	5,719	37,688
Momenta Pharmaceuticals, Inc. (A)	28,731	372,354
Myriad Genetics, Inc. (A)	20,044	573,860
Natera, Inc. (A)	16,087	527,654
Novavax, Inc. (A)(B)	7,583	38,067
OPKO Health, Inc. (A)(B)	98,990	206,889
Palatin Technologies, Inc. (A)(B)	64,296	58,432
PDL BioPharma, Inc. (A)	35,507	76,695
Pfenex, Inc. (A)	9,141	77,150
Pieris Pharmaceuticals, Inc. (A)	14,698	50,120
Portola Pharmaceuticals, Inc. (A)	21,035	564,159
Principia Biopharma, Inc. (A)	4,006	113,129
Progenics Pharmaceuticals, Inc. (A)	25,510	128,953
Protagonist Therapeutics, Inc. (A)	5,071	60,903
Prothena Corp. PLC (A)	12,451	97,616
PTC Therapeutics, Inc. (A)	16,376	553,836
Puma Biotechnology, Inc. (A)(B)	9,080	97,746
Ra Pharmaceuticals, Inc. (A)	9,720	229,878
Radius Health, Inc. (A)	13,101	337,351
Recro Pharma, Inc. (A)	6,041	66,934
REGENXBIO, Inc. (A)	9,568	340,621
Repligen Corp. (A)	14,491	1,111,315
Replimune Group, Inc. (A)	3,791	52,695

195

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Retrophin, Inc. (A)	12,153	$140,853
Rhythm Pharmaceuticals, Inc. (A)	6,908	149,144
Rigel Pharmaceuticals, Inc. (A)	51,895	97,044
Rocket Pharmaceuticals, Inc. (A)(B)	8,800	102,520
Rubius Therapeutics, Inc. (A)(B)	10,347	81,224
Sangamo Therapeutics, Inc. (A)	33,165	300,143
Scholar Rock Holding Corp. (A)(B)	5,310	47,525
Seres Therapeutics, Inc. (A)	11,309	45,349
Solid Biosciences, Inc. (A)	5,703	58,969
Sorrento Therapeutics, Inc. (A)(B)	37,273	79,764
Spark Therapeutics, Inc. (A)	9,806	950,986
Spectrum Pharmaceuticals, Inc. (A)	32,636	270,716
Stemline Therapeutics, Inc. (A)	12,776	132,998
Stoke Therapeutics, Inc. (A)(B)	2,519	54,133
Syndax Pharmaceuticals, Inc. (A)	6,708	50,109
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Synthorx, Inc. (A)	2,731	44,433
Syros Pharmaceuticals, Inc. (A)	10,502	109,011
TCR2 Therapeutics, Inc. (A)	3,501	52,620
TG Therapeutics, Inc. (A)(B)	23,955	134,507
The Medicines Company (A)	21,246	1,062,300
Translate Bio, Inc. (A)	8,670	85,920
Turning Point Therapeutics, Inc. (A)(B)	1,988	74,749
Twist Bioscience Corp. (A)	6,251	149,274
Ultragenyx Pharmaceutical, Inc. (A)	15,633	668,780
UNITY Biotechnology, Inc. (A)(B)	8,396	51,216
UroGen Pharma, Ltd. (A)(B)	5,598	133,400
Vanda Pharmaceuticals, Inc. (A)	15,099	200,515
Veracyte, Inc. (A)	13,317	319,608
Vericel Corp. (A)	12,752	193,065
Viking Therapeutics, Inc. (A)(B)	18,910	130,101
Voyager Therapeutics, Inc. (A)	7,038	121,124
X4 Pharmaceuticals, Inc. (A)	3,662	46,544
XBiotech, Inc. (A)	5,493	57,457
Xencor, Inc. (A)	13,606	458,930
Y-mAbs Therapeutics, Inc. (A)	6,062	157,976
ZIOPHARM Oncology, Inc. (A)(B)	46,334	198,310
		38,536,021
Health care equipment and supplies – 3.8%
Accuray, Inc. (A)	26,968	74,701
Alphatec Holdings, Inc. (A)	10,821	54,321
AngioDynamics, Inc. (A)	10,633	195,860
Antares Pharma, Inc. (A)	47,751	159,727
Apyx Medical Corp. (A)	10,396	70,381
AtriCure, Inc. (A)	10,580	263,865
Atrion Corp.	406	316,343
Avanos Medical, Inc. (A)	13,503	505,822
Avedro, Inc. (A)	2,081	47,239
Axogen, Inc. (A)	9,864	123,103
Axonics Modulation Technologies, Inc. (A)(B)	4,470	120,332
BioSig Technologies, Inc. (A)(B)	5,307	43,783
Cardiovascular Systems, Inc. (A)	9,752	463,415
Cerus Corp. (A)	39,900	205,685
Conformis, Inc. (A)(B)	19,159	35,636
CONMED Corp.	7,712	741,509
Corindus Vascular Robotics, Inc. (A)	27,079	115,898
CryoLife, Inc. (A)	10,374	281,654
CryoPort, Inc. (A)	8,679	141,945
Cutera, Inc. (A)	4,179	122,152
CytoSorbents Corp. (A)(B)	9,911	49,852
GenMark Diagnostics, Inc. (A)	16,597	100,578
Glaukos Corp. (A)	10,140	633,851
Globus Medical, Inc., Class A (A)	21,539	1,101,074
Haemonetics Corp. (A)	14,488	1,827,516
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Heska Corp. (A)	2,019	$143,087
Inogen, Inc. (A)	5,234	250,761
Integer Holdings Corp. (A)	9,236	697,872
IntriCon Corp. (A)	2,603	50,602
Invacare Corp.	10,284	77,130
iRhythm Technologies, Inc. (A)(B)	7,072	524,106
Lantheus Holdings, Inc. (A)	10,911	273,484
LeMaitre Vascular, Inc.	4,799	164,030
LivaNova PLC (A)	13,796	1,018,007
Meridian Bioscience, Inc.	12,480	118,435
Merit Medical Systems, Inc. (A)	15,248	464,454
Mesa Laboratories, Inc.	1,006	239,197
Misonix, Inc. (A)	2,400	48,240
Natus Medical, Inc. (A)	9,654	307,383
Neogen Corp. (A)	14,556	991,409
Neuronetics, Inc. (A)	4,354	36,182
Nevro Corp. (A)	8,428	724,555
Novocure, Ltd. (A)	24,511	1,832,933
NuVasive, Inc. (A)	14,754	935,109
OraSure Technologies, Inc. (A)	18,047	134,811
Orthofix Medical, Inc. (A)	5,175	274,379
OrthoPediatrics Corp. (A)(B)	2,573	90,724
Pulse Biosciences, Inc. (A)(B)	3,793	58,564
Quidel Corp. (A)	10,131	621,537
Rockwell Medical, Inc. (A)(B)	18,177	50,169
RTI Surgical Holdings, Inc. (A)	17,865	50,915
SeaSpine Holdings Corp. (A)	5,317	64,921
Senseonics Holdings, Inc. (A)(B)	39,053	38,604
Shockwave Medical, Inc. (A)	1,918	57,406
SI-BONE, Inc. (A)(B)	4,871	86,071
Sientra, Inc. (A)	10,868	70,425
Silk Road Medical, Inc. (A)(B)	2,948	95,898
STAAR Surgical Company (A)	12,799	329,958
Surmodics, Inc. (A)	3,880	177,471
Tactile Systems Technology, Inc. (A)	5,203	220,191
Tandem Diabetes Care, Inc. (A)	15,786	931,058
TransEnterix, Inc. (A)	56,255	34,867
TransMedics Group, Inc. (A)(B)	2,055	48,806
Utah Medical Products, Inc.	1,105	105,903
Vapotherm, Inc. (A)	4,167	39,461
Varex Imaging Corp. (A)	10,738	306,463
ViewRay, Inc. (A)(B)	20,324	58,940
Wright Medical Group NV (A)	35,874	740,081
Zynex, Inc. (B)	5,010	47,645
		21,428,486
Health care providers and services – 2.0%
Addus HomeCare Corp. (A)	3,001	237,919
Amedisys, Inc. (A)	8,889	1,164,548
American Renal Associates Holdings, Inc. (A)	6,170	38,994
AMN Healthcare Services, Inc. (A)	13,046	750,928
Apollo Medical Holdings, Inc. (A)(B)	7,528	132,643
BioTelemetry, Inc. (A)	9,515	387,546
Brookdale Senior Living, Inc. (A)	53,045	402,081
Catasys, Inc. (A)(B)	2,066	32,560
Community Health Systems, Inc. (A)	25,679	92,444
CorVel Corp. (A)	2,547	192,808
Cross Country Healthcare, Inc. (A)	10,783	111,065
Diplomat Pharmacy, Inc. (A)	17,718	86,818
Enzo Biochem, Inc. (A)	15,174	54,626
Hanger, Inc. (A)	10,475	213,481
HealthEquity, Inc. (A)	19,507	1,114,728
LHC Group, Inc. (A)	8,560	972,074
Magellan Health, Inc. (A)	6,174	383,405
National HealthCare Corp.	3,465	283,610

196

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
National Research Corp.	3,459	$199,757
Option Care Health, Inc. (A)	36,614	117,165
Owens & Minor, Inc.	18,098	105,149
Patterson Companies, Inc.	23,690	422,156
PetIQ, Inc. (A)(B)	5,515	150,339
R1 RCM, Inc. (A)	29,249	261,194
RadNet, Inc. (A)	12,389	177,906
Select Medical Holdings Corp. (A)	31,500	521,955
Surgery Partners, Inc. (A)(B)	7,795	57,566
Tenet Healthcare Corp. (A)	29,333	648,846
The Ensign Group, Inc.	14,412	683,561
The Joint Corp. (A)	4,022	74,849
The Providence Service Corp. (A)	3,393	201,748
Tivity Health, Inc. (A)	13,427	223,291
Triple-S Management Corp., Class B (A)	6,703	89,820
US Physical Therapy, Inc.	3,558	464,497
		11,052,077
Health care technology – 1.0%
Allscripts Healthcare Solutions, Inc. (A)	47,296	519,310
Castlight Health, Inc., B Shares (A)	31,131	43,895
Computer Programs & Systems, Inc.	3,816	86,280
Evolent Health, Inc., Class A (A)(B)	20,955	150,666
Health Catalyst, Inc. (A)	2,075	65,653
HealthStream, Inc. (A)	7,599	196,738
HMS Holdings Corp. (A)	24,787	854,284
Inovalon Holdings, Inc., Class A (A)(B)	20,205	331,160
Inspire Medical Systems, Inc. (A)	3,776	230,412
Livongo Health, Inc. (A)(B)	4,009	69,917
NextGen Healthcare, Inc. (A)	15,420	241,631
Omnicell, Inc. (A)	11,642	841,367
OptimizeRx Corp. (A)	3,815	55,241
Phreesia, Inc. (A)(B)	2,379	57,667
Simulations Plus, Inc.	3,659	126,967
Tabula Rasa HealthCare, Inc. (A)	5,609	308,158
Teladoc Health, Inc. (A)(B)	20,321	1,376,138
Vocera Communications, Inc. (A)(B)	8,707	214,628
		5,770,112
Life sciences tools and services – 0.7%
Accelerate Diagnostics, Inc. (A)(B)	7,976	148,114
Cambrex Corp. (A)	9,587	570,427
ChromaDex Corp. (A)(B)	13,161	51,789
Codexis, Inc. (A)(B)	15,063	206,589
Fluidigm Corp. (A)	19,917	92,216
Luminex Corp.	12,041	248,647
Medpace Holdings, Inc. (A)	7,883	662,487
NanoString Technologies, Inc. (A)	9,508	205,278
NeoGenomics, Inc. (A)	26,211	501,154
Pacific Biosciences of California, Inc. (A)	40,861	210,843
Personalis, Inc. (A)	2,331	34,207
Quanterix Corp. (A)	3,486	76,553
Syneos Health, Inc. (A)	17,651	939,210
		3,947,514
Pharmaceuticals – 1.4%
AcelRx Pharmaceuticals, Inc. (A)(B)	25,091	55,200
Aerie Pharmaceuticals, Inc. (A)(B)	12,191	234,311
Akorn, Inc. (A)	27,189	103,318
Amneal Pharmaceuticals, Inc. (A)	27,397	79,451
Amphastar Pharmaceuticals, Inc. (A)	10,494	208,096
ANI Pharmaceuticals, Inc. (A)	2,655	193,496
Arvinas, Inc. (A)	5,272	113,612
Assertio Therapeutics, Inc. (A)	19,846	25,403
Axsome Therapeutics, Inc. (A)(B)	7,057	142,834
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
BioDelivery Sciences International, Inc. (A)	24,910	$104,871
Cara Therapeutics, Inc. (A)(B)	11,143	203,694
Chiasma, Inc. (A)	10,188	50,431
Collegium Pharmaceutical, Inc. (A)	9,628	110,529
Corcept Therapeutics, Inc. (A)	27,612	390,296
Corium International, Inc. (A)(B)(C)	8,600	1,548
CorMedix, Inc. (A)(B)	7,244	46,217
Cymabay Therapeutics, Inc. (A)	20,424	104,571
Dermira, Inc. (A)(B)	13,790	88,118
Dova Pharmaceuticals, Inc. (A)	2,398	67,024
Elanco Animal Health, Inc. (A)(C)	15,082	382
Eloxx Pharmaceuticals, Inc. (A)	8,365	37,810
Endo International PLC (A)	64,744	207,828
Evolus, Inc. (A)(B)	4,260	66,541
Innoviva, Inc. (A)	18,505	195,043
Intersect ENT, Inc. (A)	8,910	151,559
Intra-Cellular Therapies, Inc. (A)(B)	13,304	99,381
Kala Pharmaceuticals, Inc. (A)	7,693	29,272
Lannett Company, Inc. (A)	9,291	104,059
Mallinckrodt PLC (A)(B)	24,261	58,469
MyoKardia, Inc. (A)(B)	12,724	663,557
Ocular Therapeutix, Inc. (A)(B)	12,548	38,146
Odonate Therapeutics, Inc. (A)	3,311	86,185
Omeros Corp. (A)(B)	13,642	222,774
Optinose, Inc. (A)(B)	8,157	57,099
Pacira BioSciences, Inc. (A)	11,620	442,373
Paratek Pharmaceuticals, Inc. (A)	9,715	41,969
Phibro Animal Health Corp., Class A	5,968	127,297
Prestige Consumer Healthcare, Inc. (A)	14,346	497,663
Reata Pharmaceuticals, Inc., Class A (A)	5,764	462,792
resTORbio, Inc. (A)(B)	4,896	43,281
Revance Therapeutics, Inc. (A)	13,158	171,054
SIGA Technologies, Inc. (A)	16,441	84,178
Supernus Pharmaceuticals, Inc. (A)	14,199	390,189
TherapeuticsMD, Inc. (A)(B)	56,844	206,344
Theravance Biopharma, Inc. (A)	12,953	252,324
Tricida, Inc. (A)	6,366	196,518
Verrica Pharmaceuticals, Inc. (A)	4,450	65,682
WaVe Life Sciences, Ltd. (A)(B)	6,661	136,700
Xeris Pharmaceuticals, Inc. (A)	8,412	82,690
Zogenix, Inc. (A)	12,201	488,528
Zynerba Pharmaceuticals, Inc. (A)(B)	6,579	49,737
		8,080,444
		88,814,654
Industrials – 15.8%
Aerospace and defense – 1.3%
AAR Corp.	9,465	390,053
Aerojet Rocketdyne Holdings, Inc. (A)	20,744	1,047,779
AeroVironment, Inc. (A)	6,152	329,501
Astronics Corp. (A)	6,977	204,984
Axon Enterprise, Inc. (A)	16,591	942,037
Cubic Corp.	8,889	626,052
Ducommun, Inc. (A)	3,207	135,977
Kratos Defense & Security Solutions, Inc. (A)	25,670	477,334
Maxar Technologies, Inc.	17,383	132,111
Mercury Systems, Inc. (A)	15,140	1,228,914
Moog, Inc., Class A	8,894	721,481
National Presto Industries, Inc.	1,420	126,508
Park Aerospace Corp.	5,593	98,213
Parsons Corp. (A)	5,282	174,200
Triumph Group, Inc.	14,245	325,926
Vectrus, Inc. (A)	3,304	134,308

197

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Wesco Aircraft Holdings, Inc. (A)	15,051	$165,712
		7,261,090
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	16,832	353,809
Atlas Air Worldwide Holdings, Inc. (A)	6,675	168,410
Echo Global Logistics, Inc. (A)	8,078	182,967
Forward Air Corp.	8,134	518,298
Hub Group, Inc., Class A (A)	9,355	435,008
Radiant Logistics, Inc. (A)	12,310	63,643
		1,722,135
Airlines – 0.4%
Allegiant Travel Company	3,646	545,660
Hawaiian Holdings, Inc.	13,288	348,943
Mesa Air Group, Inc. (A)	6,555	44,213
SkyWest, Inc.	14,143	811,808
Spirit Airlines, Inc. (A)	19,229	698,013
		2,448,637
Building products – 1.5%
AAON, Inc.	11,651	535,247
Advanced Drainage Systems, Inc.	10,377	334,866
American Woodmark Corp. (A)	4,509	400,895
Apogee Enterprises, Inc.	7,494	292,191
Armstrong Flooring, Inc. (A)	6,361	40,647
Builders FirstSource, Inc. (A)	32,657	671,918
Caesarstone, Ltd.	6,844	113,679
Continental Building Products, Inc. (A)	9,908	270,389
Cornerstone Building Brands, Inc. (A)	13,619	82,395
CSW Industrials, Inc.	4,228	291,859
Gibraltar Industries, Inc. (A)	9,275	426,094
Griffon Corp.	10,662	223,582
Insteel Industries, Inc.	5,588	114,722
JELD-WEN Holding, Inc. (A)	19,404	374,303
Masonite International Corp. (A)	7,136	413,888
Patrick Industries, Inc. (A)	6,495	278,506
PGT Innovations, Inc. (A)	16,261	280,827
Quanex Building Products Corp.	9,807	177,311
Simpson Manufacturing Company, Inc.	12,600	874,062
Trex Company, Inc. (A)	16,615	1,510,802
Universal Forest Products, Inc.	16,841	671,619
		8,379,802
Commercial services and supplies – 2.8%
ABM Industries, Inc.	18,817	683,433
ACCO Brands Corp.	28,049	276,844
Advanced Disposal Services, Inc. (A)	20,537	668,890
Brady Corp., Class A	13,416	711,719
BrightView Holdings, Inc. (A)	8,991	154,196
Casella Waste Systems, Inc., Class A (A)	12,794	549,374
CECO Environmental Corp. (A)	9,597	67,035
Cimpress NV (A)(B)	6,215	819,386
Covanta Holding Corp.	33,700	582,673
Deluxe Corp.	12,211	600,293
Ennis, Inc.	7,877	159,194
Healthcare Services Group, Inc.	21,175	514,341
Heritage-Crystal Clean, Inc. (A)	4,618	122,377
Herman Miller, Inc.	16,773	773,068
HNI Corp.	12,231	434,201
Interface, Inc.	16,966	244,989
Kimball International, Inc., Class B	10,500	202,650
Knoll, Inc.	14,117	357,866
Matthews International Corp., Class A	8,969	317,413
McGrath RentCorp	6,873	478,292
Mobile Mini, Inc.	12,849	473,614
MSA Safety, Inc.	10,002	1,091,318
PICO Holdings, Inc. (A)	7,231	72,961
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Pitney Bowes, Inc.	49,792	$227,549
Quad/Graphics, Inc.	9,944	104,511
RR Donnelley & Sons Company	21,878	82,480
SP Plus Corp. (A)	6,571	243,127
Steelcase, Inc., Class A	24,758	455,547
Team, Inc. (A)	8,772	158,335
Tetra Tech, Inc.	15,500	1,344,780
The Brink's Company	14,174	1,175,733
UniFirst Corp.	4,267	832,577
US Ecology, Inc.	6,359	406,594
Viad Corp.	5,597	375,839
VSE Corp.	2,753	93,850
		15,857,049
Construction and engineering – 1.1%
Aegion Corp. (A)	9,082	194,173
Ameresco, Inc., Class A (A)	6,772	108,826
Arcosa, Inc.	13,867	474,390
Argan, Inc.	4,081	160,342
Comfort Systems USA, Inc.	10,312	456,100
Construction Partners, Inc., Class A (A)	3,967	61,806
Dycom Industries, Inc. (A)	8,678	443,012
EMCOR Group, Inc.	15,736	1,355,184
Granite Construction, Inc.	13,330	428,293
Great Lakes Dredge & Dock Corp. (A)	17,655	184,495
IES Holdings, Inc. (A)	2,817	58,002
MasTec, Inc. (A)	16,933	1,099,460
MYR Group, Inc. (A)	4,774	149,378
Northwest Pipe Company (A)	3,163	89,038
NV5 Global, Inc. (A)	2,924	199,621
Primoris Services Corp.	12,734	249,714
Sterling Construction Company, Inc. (A)	8,066	106,068
Tutor Perini Corp. (A)	11,314	162,130
WillScot Corp. (A)	14,902	232,173
		6,212,205
Electrical equipment – 0.9%
Allied Motion Technologies, Inc.	2,233	78,847
American Superconductor Corp. (A)	6,912	54,190
Atkore International Group, Inc. (A)	13,177	399,922
AZZ, Inc.	7,421	323,259
Bloom Energy Corp., Class A (A)(B)	16,138	52,449
Encore Wire Corp.	5,848	329,125
EnerSys	12,052	794,709
Generac Holdings, Inc. (A)	17,275	1,353,324
Plug Power, Inc. (A)(B)	66,485	174,856
Powell Industries, Inc.	2,740	107,271
Preformed Line Products Company	1,103	60,213
Sunrun, Inc. (A)(B)	31,561	527,227
Thermon Group Holdings, Inc. (A)	9,534	219,091
TPI Composites, Inc. (A)	8,397	157,444
Vicor Corp. (A)	5,133	151,526
Vivint Solar, Inc. (A)(B)	13,106	85,713
		4,869,166
Industrial conglomerates – 0.1%
Raven Industries, Inc.	10,259	343,266
Machinery – 3.8%
Actuant Corp., Class A	15,788	346,389
Alamo Group, Inc.	2,762	325,143
Albany International Corp., Class A	8,253	744,090
Altra Industrial Motion Corp.	18,314	507,206
Astec Industries, Inc.	6,554	203,829
Barnes Group, Inc.	13,351	688,111
Blue Bird Corp. (A)	4,534	86,305
Briggs & Stratton Corp.	12,050	73,023
Chart Industries, Inc. (A)	10,097	629,649

198

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
CIRCOR International, Inc. (A)	5,628	$211,331
Columbus McKinnon Corp.	6,639	241,859
Commercial Vehicle Group, Inc. (A)	9,350	67,414
Douglas Dynamics, Inc.	6,463	288,056
Energy Recovery, Inc. (A)(B)	11,026	102,156
EnPro Industries, Inc.	5,803	398,376
ESCO Technologies, Inc.	7,203	573,071
Evoqua Water Technologies Corp. (A)	21,536	366,543
Federal Signal Corp.	16,932	554,354
Franklin Electric Company, Inc.	13,099	626,263
Graham Corp.	3,100	61,566
Harsco Corp. (A)	22,725	430,866
Helios Technologies, Inc.	8,424	341,762
Hillenbrand, Inc.	17,557	542,160
Hurco Companies, Inc.	2,170	69,809
Hyster-Yale Materials Handling, Inc.	2,878	157,513
John Bean Technologies Corp.	8,843	879,259
Kadant, Inc.	3,087	271,008
Kennametal, Inc.	23,256	714,889
LB Foster Company, Class A (A)	3,295	71,403
Lindsay Corp.	3,079	285,885
Luxfer Holdings PLC	7,898	123,051
Lydall, Inc. (A)	5,112	127,340
Meritor, Inc. (A)	22,267	411,940
Milacron Holdings Corp. (A)	19,488	324,865
Miller Industries, Inc.	3,262	108,625
Mueller Industries, Inc.	15,955	457,589
Mueller Water Products, Inc., Class A	44,482	499,978
Navistar International Corp. (A)	14,151	397,785
NN, Inc.	12,673	90,358
Omega Flex, Inc.	831	84,970
Park-Ohio Holdings Corp.	2,731	81,548
Proto Labs, Inc. (A)	7,653	781,371
RBC Bearings, Inc. (A)	6,849	1,136,318
REV Group, Inc.	7,978	91,189
Rexnord Corp. (A)	29,811	806,388
Spartan Motors, Inc.	10,129	138,970
SPX Corp. (A)	12,326	493,163
SPX FLOW, Inc. (A)	11,835	467,009
Standex International Corp.	3,608	263,168
Tennant Company	5,111	361,348
Terex Corp.	17,851	463,590
The Gorman-Rupp Company	5,116	177,986
The Greenbrier Companies, Inc.	9,200	277,104
The Manitowoc Company, Inc. (A)	10,347	129,338
Titan International, Inc.	16,103	43,478
TriMas Corp. (A)	12,918	395,937
Twin Disc, Inc. (A)	3,586	37,976
Wabash National Corp.	15,142	219,710
Watts Water Technologies, Inc., Class A	7,747	726,126
Welbilt, Inc. (A)	36,849	621,274
		21,198,780
Marine – 0.1%
Costamare, Inc.	15,081	91,542
Eagle Bulk Shipping, Inc. (A)	13,971	61,123
Matson, Inc.	12,183	456,984
Scorpio Bulkers, Inc.	16,677	101,396
		711,045
Professional services – 1.6%
ASGN, Inc. (A)	14,551	914,676
Barrett Business Services, Inc.	2,090	185,634
BG Staffing, Inc.	3,103	59,298
CBIZ, Inc. (A)	14,572	342,442
CRA International, Inc.	2,440	102,407
Exponent, Inc.	14,670	1,025,433
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Forrester Research, Inc.	3,094	$99,441
Franklin Covey Company (A)	3,068	107,380
FTI Consulting, Inc. (A)	10,584	1,121,798
GP Strategies Corp. (A)	4,188	53,774
Heidrick & Struggles International, Inc.	5,480	149,604
Huron Consulting Group, Inc. (A)	6,349	389,448
ICF International, Inc.	5,109	431,557
InnerWorkings, Inc. (A)	15,159	67,154
Insperity, Inc.	10,992	1,084,031
Kelly Services, Inc., Class A	9,398	227,620
Kforce, Inc.	6,267	237,112
Korn Ferry	16,018	618,936
Mistras Group, Inc. (A)	5,756	94,398
Navigant Consulting, Inc.	10,870	303,817
Resources Connection, Inc.	9,126	155,051
TriNet Group, Inc. (A)	12,702	789,937
TrueBlue, Inc. (A)	11,411	240,772
Upwork, Inc. (A)	15,821	210,498
Willdan Group, Inc. (A)	2,970	104,188
		9,116,406
Road and rail – 0.5%
ArcBest Corp.	7,483	227,857
Avis Budget Group, Inc. (A)	16,857	476,379
Covenant Transportation Group, Inc., Class A (A)	4,071	66,927
Daseke, Inc. (A)	16,035	40,088
Heartland Express, Inc.	13,434	288,965
Hertz Global Holdings, Inc. (A)	29,004	401,415
Marten Transport, Ltd.	11,670	242,503
Saia, Inc. (A)	7,393	692,724
Universal Logistics Holdings, Inc.	2,645	61,576
Werner Enterprises, Inc.	12,951	457,170
		2,955,604
Trading companies and distributors – 1.4%
Aircastle, Ltd.	14,622	327,971
Applied Industrial Technologies, Inc.	10,917	620,086
Beacon Roofing Supply, Inc. (A)	19,315	647,632
BlueLinx Holdings, Inc. (A)(B)	2,773	89,651
BMC Stock Holdings, Inc. (A)	18,923	495,404
CAI International, Inc. (A)	4,822	104,975
DXP Enterprises, Inc. (A)	4,759	165,232
EVI Industries, Inc.	1,439	45,933
Foundation Building Materials, Inc. (A)	4,442	68,807
GATX Corp.	10,065	780,339
GMS, Inc. (A)	9,193	264,023
H&E Equipment Services, Inc.	9,185	265,079
Herc Holdings, Inc. (A)	6,912	321,477
Kaman Corp.	7,858	467,237
Lawson Products, Inc. (A)	1,433	55,500
MRC Global, Inc. (A)	22,951	278,396
NOW, Inc. (A)	30,593	350,902
Rush Enterprises, Inc., Class A	7,558	291,588
Rush Enterprises, Inc., Class B	1,606	64,128
SiteOne Landscape Supply, Inc. (A)	11,544	854,487
Systemax, Inc.	3,662	80,601
Textainer Group Holdings, Ltd. (A)	8,392	83,165
Titan Machinery, Inc. (A)	5,748	82,426
Transcat, Inc. (A)	2,500	64,025
Triton International, Ltd.	15,704	531,423
Veritiv Corp. (A)	4,039	73,025
Willis Lease Finance Corp. (A)	984	54,494
		7,528,006
		88,603,191
Information technology – 13.1%

199

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment – 1.1%
Acacia Communications, Inc. (A)	10,640	$695,856
ADTRAN, Inc.	13,476	152,885
Applied Optoelectronics, Inc. (A)(B)	5,721	64,190
CalAmp Corp. (A)	9,615	110,765
Calix, Inc. (A)	13,807	88,227
Casa Systems, Inc. (A)	9,839	77,285
Clearfield, Inc. (A)	3,483	41,274
Comtech Telecommunications Corp.	6,840	222,300
Digi International, Inc. (A)	8,530	116,179
Extreme Networks, Inc. (A)	33,881	246,484
Harmonic, Inc. (A)	25,519	167,915
Infinera Corp. (A)(B)	50,783	276,767
Inseego Corp. (A)(B)	13,570	65,136
InterDigital, Inc.	8,949	469,554
KVH Industries, Inc. (A)	5,101	54,326
Lumentum Holdings, Inc. (A)	21,672	1,160,752
NETGEAR, Inc. (A)	8,804	283,665
NetScout Systems, Inc. (A)	21,097	486,497
Plantronics, Inc.	9,552	356,481
Ribbon Communications, Inc. (A)	17,918	104,641
Viavi Solutions, Inc. (A)	65,194	913,042
		6,154,221
Electronic equipment, instruments and components – 2.5%
Airgain, Inc. (A)	3,024	35,532
Akoustis Technologies, Inc. (A)(B)	8,079	62,612
Anixter International, Inc. (A)	8,649	597,819
Arlo Technologies, Inc. (A)	23,124	78,853
AVX Corp.	13,184	200,397
Badger Meter, Inc.	8,073	433,520
Bel Fuse, Inc., Class B	3,220	48,397
Belden, Inc.	11,082	591,114
Benchmark Electronics, Inc.	10,588	307,687
CTS Corp.	9,230	298,683
Daktronics, Inc.	11,469	84,699
ePlus, Inc. (A)	3,829	291,349
Fabrinet (A)	10,299	538,638
FARO Technologies, Inc. (A)	4,958	239,719
Fitbit, Inc., Class A (A)(B)	63,241	240,948
II-VI, Inc. (A)(B)	25,267	889,637
Insight Enterprises, Inc. (A)	10,074	561,021
Iteris, Inc. (A)	10,849	62,328
Itron, Inc. (A)	9,779	723,255
KEMET Corp.	16,195	294,425
Kimball Electronics, Inc. (A)	7,200	104,472
Knowles Corp. (A)	23,060	469,040
Methode Electronics, Inc.	10,299	346,458
MTS Systems Corp.	5,088	281,112
Napco Security Technologies, Inc. (A)	3,319	84,701
nLight, Inc. (A)	9,417	147,470
Novanta, Inc. (A)	9,527	778,546
OSI Systems, Inc. (A)	4,722	479,566
PAR Technology Corp. (A)(B)	3,233	76,848
PC Connection, Inc.	3,273	127,320
Plexus Corp. (A)	8,251	515,770
Rogers Corp. (A)	5,256	718,548
Sanmina Corp. (A)	19,069	612,306
ScanSource, Inc. (A)	7,329	223,901
Tech Data Corp. (A)	10,303	1,073,985
TTM Technologies, Inc. (A)	28,427	346,667
Vishay Intertechnology, Inc.	37,375	632,759
Vishay Precision Group, Inc. (A)	3,073	100,610
		13,700,712
IT services – 2.2%
Brightcove, Inc. (A)	11,518	120,709
Carbonite, Inc. (A)	9,520	147,465
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Cardtronics PLC, Class A (A)	10,668	$322,600
Cass Information Systems, Inc.	4,146	223,843
Conduent, Inc. (A)	49,710	309,196
CSG Systems International, Inc.	9,304	480,831
Endurance International Group Holdings, Inc. (A)	21,399	80,246
EVERTEC, Inc.	17,138	535,048
Evo Payments, Inc., Class A (A)	9,346	262,810
ExlService Holdings, Inc. (A)	9,556	639,870
GTT Communications, Inc. (A)(B)	9,625	90,668
I3 Verticals, Inc., Class A (A)	3,779	76,033
International Money Express, Inc. (A)(B)	4,140	56,884
KBR, Inc.	40,097	983,980
Limelight Networks, Inc. (A)	34,632	104,935
LiveRamp Holdings, Inc. (A)	19,113	821,094
ManTech International Corp., Class A	7,580	541,288
MAXIMUS, Inc.	17,938	1,385,890
NIC, Inc.	18,835	388,943
Paysign, Inc. (A)(B)	8,768	88,557
Perficient, Inc. (A)	9,205	355,129
Perspecta, Inc.	40,156	1,048,875
Presidio, Inc.	13,447	227,254
PRGX Global, Inc. (A)	6,733	34,675
Science Applications International Corp.	16,803	1,467,742
StarTek, Inc. (A)	5,870	37,979
Sykes Enterprises, Inc. (A)	11,015	337,500
The Hackett Group, Inc.	7,314	120,388
TTEC Holdings, Inc.	4,161	199,229
Tucows, Inc., Class A (A)(B)	2,747	148,778
Unisys Corp. (A)(B)	14,781	109,823
Verra Mobility Corp. (A)	31,840	456,904
Virtusa Corp. (A)	8,238	296,733
		12,501,899
Semiconductors and semiconductor equipment – 2.6%
Adesto Technologies Corp. (A)(B)	8,377	71,707
Advanced Energy Industries, Inc. (A)	10,836	622,095
Alpha & Omega Semiconductor, Ltd. (A)	6,217	76,345
Ambarella, Inc. (A)	8,914	560,111
Amkor Technology, Inc. (A)	27,597	251,133
Axcelis Technologies, Inc. (A)	9,424	161,056
AXT, Inc. (A)	11,517	41,001
Brooks Automation, Inc.	20,176	747,117
Cabot Microelectronics Corp.	8,199	1,157,781
CEVA, Inc. (A)	6,476	193,373
Cirrus Logic, Inc. (A)	16,434	880,534
Cohu, Inc.	11,712	158,171
Diodes, Inc. (A)	11,607	466,021
DSP Group, Inc. (A)	6,548	92,229
Enphase Energy, Inc. (A)	26,086	579,892
FormFactor, Inc. (A)	21,119	393,764
GSI Technology, Inc. (A)	5,134	44,974
Ichor Holdings, Ltd. (A)	6,340	153,301
Impinj, Inc. (A)(B)	4,267	131,552
Inphi Corp. (A)	12,714	776,190
Lattice Semiconductor Corp. (A)	35,445	648,112
MACOM Technology Solutions Holdings, Inc. (A)	13,152	282,702
MaxLinear, Inc. (A)	18,513	414,321
Nanometrics, Inc. (A)	6,690	218,228
NeoPhotonics Corp. (A)	11,162	67,977
NVE Corp.	1,456	96,606
PDF Solutions, Inc. (A)	8,641	112,938
Photronics, Inc. (A)	18,156	197,537
Power Integrations, Inc.	7,972	720,908
Rambus, Inc. (A)	31,101	408,201

200

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Rudolph Technologies, Inc. (A)	8,759	$230,887
Semtech Corp. (A)	18,724	910,174
Silicon Laboratories, Inc. (A)	12,140	1,351,789
SMART Global Holdings, Inc. (A)	3,752	95,601
SunPower Corp. (A)(B)	18,085	198,392
Synaptics, Inc. (A)	9,538	381,043
Ultra Clean Holdings, Inc. (A)	11,312	165,551
Veeco Instruments, Inc. (A)	14,071	164,349
Xperi Corp.	13,935	288,176
		14,511,839
Software – 4.5%
8x8, Inc. (A)(B)	26,598	551,111
A10 Networks, Inc. (A)	16,801	116,599
ACI Worldwide, Inc. (A)	31,717	993,535
Agilysys, Inc. (A)	5,500	140,855
Alarm.com Holdings, Inc. (A)	10,496	489,533
Altair Engineering, Inc., Class A (A)	11,000	380,820
American Software, Inc., Class A	9,015	135,405
Appfolio, Inc., Class A (A)	4,326	411,576
Appian Corp. (A)(B)	8,913	423,368
Avaya Holdings Corp. (A)	31,583	323,094
Benefitfocus, Inc. (A)	8,600	204,766
Blackbaud, Inc.	13,900	1,255,726
Blackline, Inc. (A)	12,166	581,656
Bottomline Technologies DE, Inc. (A)	12,247	481,919
Box, Inc., Class A (A)	40,811	675,830
Carbon Black, Inc. (A)	16,120	418,959
ChannelAdvisor Corp. (A)	8,314	77,570
Cision, Ltd. (A)	26,342	202,570
Cloudera, Inc. (A)(B)	67,700	599,822
CommVault Systems, Inc. (A)	11,061	494,537
Cornerstone OnDemand, Inc. (A)	15,987	876,407
Digimarc Corp. (A)(B)	3,326	130,013
Digital Turbine, Inc. (A)	23,303	150,188
Domo, Inc., Class B (A)(B)	5,035	80,459
Ebix, Inc. (B)	6,630	279,123
eGain Corp. (A)	6,676	53,441
Envestnet, Inc. (A)	13,599	771,063
Everbridge, Inc. (A)	9,269	571,990
Five9, Inc. (A)	16,779	901,703
ForeScout Technologies, Inc. (A)	11,664	442,299
GTY Technology Holdings, Inc. (A)(B)	11,192	70,174
Instructure, Inc. (A)(B)	9,596	371,749
Intelligent Systems Corp. (A)(B)	2,082	86,486
j2 Global, Inc.	13,234	1,201,912
LivePerson, Inc. (A)	17,464	623,465
MicroStrategy, Inc., Class A (A)	2,313	343,180
Mitek Systems, Inc. (A)	10,873	104,924
MobileIron, Inc. (A)	28,304	185,250
Model N, Inc. (A)	9,486	263,331
Monotype Imaging Holdings, Inc.	11,595	229,697
OneSpan, Inc. (A)	9,578	138,881
Progress Software Corp.	12,670	482,220
PROS Holdings, Inc. (A)	9,370	558,452
Q2 Holdings, Inc. (A)	11,965	943,680
QAD, Inc., Class A	3,272	151,101
Qualys, Inc. (A)	9,658	729,855
Rapid7, Inc. (A)	13,720	622,751
SailPoint Technologies Holding, Inc. (A)	24,550	458,840
ShotSpotter, Inc. (A)	2,346	54,028
SPS Commerce, Inc. (A)	10,155	477,996
SVMK, Inc. (A)	24,041	411,101
Synchronoss Technologies, Inc. (A)	11,822	63,839
Telaria, Inc. (A)	13,234	91,447
Telenav, Inc. (A)	9,833	47,002
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Tenable Holdings, Inc. (A)	10,616	$237,586
TiVo Corp.	35,567	270,843
Upland Software, Inc. (A)	6,413	223,557
Varonis Systems, Inc. (A)	8,480	506,934
Verint Systems, Inc. (A)	18,560	793,997
VirnetX Holding Corp. (A)(B)	17,830	96,282
Workiva, Inc. (A)	10,138	444,349
Yext, Inc. (A)	26,564	422,102
Zix Corp. (A)	15,561	112,662
Zuora, Inc., Class A (A)(B)	24,454	368,033
		25,403,643
Technology hardware, storage and peripherals – 0.2%
3D Systems Corp. (A)(B)	32,716	266,635
AstroNova, Inc.	2,237	36,172
Avid Technology, Inc. (A)	8,669	53,661
Diebold Nixdorf, Inc. (A)	22,270	249,424
Immersion Corp. (A)	9,951	76,125
Stratasys, Ltd. (A)	14,699	313,162
		995,179
		73,267,493
Materials – 3.7%
Chemicals – 1.9%
A. Schulman, Inc. (A)(C)	7,553	3,270
Advanced Emissions Solutions, Inc. (B)	5,208	77,287
AdvanSix, Inc. (A)	7,929	203,934
American Vanguard Corp.	8,529	133,905
Amyris, Inc. (A)(B)	11,846	56,387
Balchem Corp.	9,150	907,589
Chase Corp.	2,073	226,765
Ferro Corp. (A)	23,274	276,030
Flotek Industries, Inc. (A)	17,397	38,273
FutureFuel Corp.	7,728	92,272
GCP Applied Technologies, Inc. (A)	15,403	296,508
Hawkins, Inc.	2,979	126,608
HB Fuller Company	14,473	673,863
Ingevity Corp. (A)	11,920	1,011,293
Innophos Holdings, Inc.	5,809	188,560
Innospec, Inc.	6,896	614,709
Intrepid Potash, Inc. (A)	29,479	96,396
Koppers Holdings, Inc. (A)	5,442	158,961
Kraton Corp. (A)	8,999	290,578
Kronos Worldwide, Inc.	6,795	84,054
Livent Corp. (A)	41,815	279,742
Minerals Technologies, Inc.	10,075	534,882
OMNOVA Solutions, Inc. (A)	13,042	131,333
Orion Engineered Carbons SA	16,978	283,702
PolyOne Corp.	21,799	711,737
PQ Group Holdings, Inc. (A)	10,244	163,289
Quaker Chemical Corp.	3,716	587,648
Rayonier Advanced Materials, Inc.	14,873	64,400
Sensient Technologies Corp.	11,944	819,956
Stepan Company	5,789	561,880
Trecora Resources (A)	6,629	59,794
Tredegar Corp.	7,823	152,705
Trinseo SA	11,480	493,066
Tronox Holdings PLC, Class A	26,323	218,481
		10,619,857
Construction materials – 0.2%
Summit Materials, Inc., Class A (A)	32,142	713,552
U.S. Concrete, Inc. (A)	4,533	250,584
United States Lime & Minerals, Inc.	626	47,889
		1,012,025

201

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging – 0.1%
Greif, Inc., Class A	7,385	$279,818
Greif, Inc., Class B	1,587	72,304
Myers Industries, Inc.	10,370	183,031
UFP Technologies, Inc. (A)	2,164	83,530
		618,683
Metals and mining – 1.1%
1911 Gold Corp. (A)	5,045	1,110
AK Steel Holding Corp. (A)(B)	91,428	207,542
Allegheny Technologies, Inc. (A)	35,861	726,185
Carpenter Technology Corp.	13,469	695,809
Century Aluminum Company (A)	15,305	101,549
Cleveland-Cliffs, Inc. (B)	76,619	553,189
Coeur Mining, Inc. (A)	61,682	296,690
Commercial Metals Company	33,633	584,542
Compass Minerals International, Inc.	9,784	552,698
Gold Resource Corp.	18,398	56,114
Haynes International, Inc.	3,865	138,522
Hecla Mining Company	138,485	243,734
Kaiser Aluminum Corp.	4,625	457,736
Materion Corp.	5,796	355,643
Novagold Resources, Inc. (A)	65,248	396,055
Schnitzer Steel Industries, Inc., Class A	7,571	156,417
SunCoke Energy, Inc. (A)	20,951	118,164
Synalloy Corp.	3,005	47,930
TimkenSteel Corp. (A)	12,301	77,373
Warrior Met Coal, Inc.	14,573	284,465
Worthington Industries, Inc.	11,078	399,362
		6,450,829
Paper and forest products – 0.4%
Boise Cascade Company	11,074	360,902
Clearwater Paper Corp. (A)	5,008	105,769
Louisiana-Pacific Corp.	35,021	860,816
Neenah, Inc.	4,822	314,009
PH Glatfelter Company	12,768	196,500
Schweitzer-Mauduit International, Inc.	8,856	331,569
Verso Corp., Class A (A)	10,024	124,097
		2,293,662
		20,995,056
Real estate – 8.0%
Equity real estate investment trusts – 7.4%
Acadia Realty Trust	23,119	660,741
Agree Realty Corp.	10,993	804,138
Alexander & Baldwin, Inc.	19,660	481,867
Alexander's, Inc.	616	214,621
American Assets Trust, Inc.	13,146	614,444
American Finance Trust, Inc.	30,684	428,349
Armada Hoffler Properties, Inc.	15,057	272,381
Ashford Hospitality Trust, Inc.	29,011	96,026
Bluerock Residential Growth REIT, Inc.	7,601	89,464
Braemar Hotels & Resorts, Inc.	9,302	87,346
BRT Apartments Corp.	3,530	51,467
CareTrust REIT, Inc.	27,224	639,900
CatchMark Timber Trust, Inc., Class A	15,601	166,463
CBL & Associates Properties, Inc.	58,601	75,595
Cedar Realty Trust, Inc.	31,865	95,595
Chatham Lodging Trust	13,102	237,801
City Office REIT, Inc.	12,195	175,486
Clipper Realty, Inc.	5,889	60,009
Community Healthcare Trust, Inc.	5,177	230,635
CoreCivic, Inc.	33,861	585,118
CorEnergy Infrastructure Trust, Inc.	3,856	182,080
CorePoint Lodging, Inc.	12,565	127,032
DiamondRock Hospitality Company	56,737	581,554
Easterly Government Properties, Inc.	20,990	447,087
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
EastGroup Properties, Inc.	10,097	$1,262,327
Essential Properties Realty Trust, Inc.	20,742	475,199
Farmland Partners, Inc.	9,307	62,171
First Industrial Realty Trust, Inc.	35,350	1,398,446
Four Corners Property Trust, Inc.	19,326	546,539
Franklin Street Properties Corp.	30,541	258,377
Front Yard Residential Corp.	14,728	170,256
Getty Realty Corp.	9,340	299,440
Gladstone Commercial Corp.	9,147	214,955
Gladstone Land Corp.	7,008	83,360
Global Medical REIT, Inc.	9,292	105,929
Global Net Lease, Inc.	23,745	463,028
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,562	511,932
Healthcare Realty Trust, Inc.	35,986	1,205,531
Hersha Hospitality Trust	10,120	150,586
Independence Realty Trust, Inc.	25,632	366,794
Industrial Logistics Properties Trust	18,282	388,493
Innovative Industrial Properties, Inc.	3,042	280,990
Investors Real Estate Trust	3,500	261,345
iStar, Inc.	17,844	232,864
Jernigan Capital, Inc.	6,255	120,409
Kite Realty Group Trust	23,311	376,473
Lexington Realty Trust	64,973	665,973
LTC Properties, Inc.	11,085	567,774
Mack-Cali Realty Corp.	25,868	560,301
Monmouth Real Estate Investment Corp.	25,873	372,830
National Health Investors, Inc.	11,715	965,199
National Storage Affiliates Trust	16,152	538,992
New Senior Investment Group, Inc.	25,205	168,369
NexPoint Residential Trust, Inc.	5,433	254,047
Office Properties Income Trust	13,990	428,654
One Liberty Properties, Inc.	4,892	134,677
Pebblebrook Hotel Trust	36,856	1,025,334
Pennsylvania Real Estate Investment Trust	21,418	122,511
Physicians Realty Trust	52,227	927,029
Piedmont Office Realty Trust, Inc., Class A	35,022	731,259
PotlatchDeltic Corp.	18,987	780,081
Preferred Apartment Communities, Inc., Class A	12,688	183,342
PS Business Parks, Inc.	5,524	1,005,092
QTS Realty Trust, Inc., Class A	15,503	797,009
Retail Opportunity Investments Corp.	32,220	587,371
Retail Value, Inc.	4,540	168,162
Rexford Industrial Realty, Inc.	30,182	1,328,612
RLJ Lodging Trust	48,759	828,415
RPT Realty	22,166	300,349
Ryman Hospitality Properties, Inc.	12,970	1,061,076
Sabra Health Care REIT, Inc.	52,492	1,205,216
Safehold, Inc.	2,867	87,444
Saul Centers, Inc.	3,432	187,078
Senior Housing Properties Trust	67,841	627,868
Seritage Growth Properties, Class A	9,305	395,369
Spirit MTA REIT	4,119	34,764
STAG Industrial, Inc.	35,753	1,053,998
Summit Hotel Properties, Inc.	30,167	349,937
Sunstone Hotel Investors, Inc.	64,270	883,070
Tanger Factory Outlet Centers, Inc.	26,026	402,882
Terreno Realty Corp.	17,518	894,995
The GEO Group, Inc.	33,869	587,288
UMH Properties, Inc.	11,118	156,541
Uniti Group, Inc.	53,178	412,927
Universal Health Realty Income Trust	3,654	375,631

202

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Urban Edge Properties	32,807	$649,251
Urstadt Biddle Properties, Inc., Class A	8,748	207,328
Washington Prime Group, Inc.	54,249	224,591
Washington Real Estate Investment Trust	22,734	622,002
Whitestone REIT	11,345	156,107
Xenia Hotels & Resorts, Inc.	32,114	678,248
		41,335,636
Real estate management and development – 0.6%
Consolidated-Tomoka Land Company	1,686	110,602
Cushman & Wakefield PLC (A)	29,183	540,761
eXp World Holdings, Inc. (A)(B)	5,308	44,481
Forestar Group, Inc. (A)(B)	3,415	62,426
FRP Holdings, Inc. (A)	2,245	107,805
Kennedy-Wilson Holdings, Inc.	35,214	771,891
Marcus & Millichap, Inc. (A)	6,600	234,234
Newmark Group, Inc., Class A	41,563	376,561
Rafael Holdings, Inc., Class B (A)	3,233	67,764
RE/MAX Holdings, Inc., Class A	5,223	167,972
Realogy Holdings Corp. (B)	32,725	218,603
Redfin Corp. (A)	25,508	429,555
Tejon Ranch Company (A)	6,656	112,952
The RMR Group, Inc., Class A	4,032	183,375
The St. Joe Company (A)	9,986	171,060
		3,600,042
		44,935,678
Utilities – 4.0%
Electric utilities – 1.1%
ALLETE, Inc.	14,614	1,277,410
El Paso Electric Company	11,567	775,914
Genie Energy, Ltd., B Shares	5,338	39,821
MGE Energy, Inc.	10,065	803,892
Otter Tail Corp.	11,029	592,809
PNM Resources, Inc.	22,549	1,174,352
Portland General Electric Company	25,211	1,421,144
Spark Energy, Inc., Class A	4,328	45,660
		6,131,002
Gas utilities – 1.3%
Chesapeake Utilities Corp.	4,516	430,465
New Jersey Resources Corp.	25,095	1,134,796
Northwest Natural Holding Company	8,259	589,197
ONE Gas, Inc.	14,708	1,413,586
RGC Resources, Inc.	2,445	71,492
South Jersey Industries, Inc.	26,397	868,725
Southwest Gas Holdings, Inc.	15,047	1,369,879
Spire, Inc.	13,938	1,215,951
		7,094,091
Independent power and renewable electricity producers – 0.4%
Atlantic Power Corp. (A)	37,148	86,926
Clearway Energy, Inc., Class A	11,026	191,191
Clearway Energy, Inc., Class C	19,976	364,562
Ormat Technologies, Inc.	11,237	834,797
Pattern Energy Group, Inc., Class A	25,614	689,785
TerraForm Power, Inc., Class A	20,993	382,597
		2,549,858
Multi-utilities – 0.6%
Avista Corp.	18,626	902,243
Black Hills Corp.	17,063	1,309,244
NorthWestern Corp.	14,248	1,069,312
Unitil Corp.	4,267	270,698
		3,551,497
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities – 0.6%
American States Water Company	10,352	$930,231
AquaVenture Holdings, Ltd. (A)	3,945	76,651
Artesian Resources Corp., Class A	2,628	97,236
Cadiz, Inc. (A)(B)	5,224	65,248
California Water Service Group	13,694	724,823
Connecticut Water Service, Inc.	3,581	250,885
Consolidated Water Company, Ltd.	6,004	99,006
Middlesex Water Company	4,715	306,286
SJW Group	7,551	515,658
The York Water Company	3,985	173,985
		3,240,009
		22,566,457
TOTAL COMMON STOCKS (Cost $461,663,229)		$547,496,901
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Diversified telecommunication services – 0.0%
GCI Liberty, Inc., 7.000% (B)	1,451	38,060
TOTAL PREFERRED SECURITIES (Cost $7,218)		$38,060
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(C)(D)	88,114	22,716
TOTAL RIGHTS (Cost $26,845)		$22,716
SECURITIES LENDING COLLATERAL – 5.8%
John Hancock Collateral Trust, 2.1169% (E)(F)	3,239,448	32,416,185
TOTAL SECURITIES LENDING COLLATERAL (Cost $32,417,056)		$32,416,185
SHORT-TERM INVESTMENTS – 2.5%
U.S. Government Agency – 1.8%
Federal Home Loan Bank Discount Note 2.020%, 10/15/2019 *	$10,000,000	9,992,689
Repurchase agreement – 0.7%
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $3,929,087 on 10-1-19, collateralized by $3,920,000 U.S. Treasury Notes, 2.625% due 6-15-21 (valued at $4,010,670, including interest)	3,929,000	3,929,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,921,145)		$13,921,689
Total Investments (Small Cap Index Trust) (Cost $508,035,493) – 105.7%		$593,895,551
Other assets and liabilities, net – (5.7%)		(31,894,728)
TOTAL NET ASSETS – 100.0%		$562,000,823
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $31,405,300.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 9-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

203

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	215	Long	Dec 2019	$16,964,990	$16,393,750	$(571,240)
						$(571,240)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.2%
Communication services – 2.1%
Diversified telecommunication services – 0.2%
ATN International, Inc.	1,524	$88,956
Cincinnati Bell, Inc. (A)	1,172	5,942
Consolidated Communications Holdings, Inc.	2,508	11,938
Frontier Communications Corp. (A)(B)	7,744	6,714
Iridium Communications, Inc. (A)	5,838	124,233
		237,783
Entertainment – 0.3%
AMC Entertainment Holdings, Inc., Class A (B)	4,473	47,861
Ballantyne Strong, Inc. (A)	1,114	3,465
Cinemark Holdings, Inc.	1,869	72,218
IMAX Corp. (A)	2,820	61,899
Lions Gate Entertainment Corp., Class A (A)	4,062	37,574
Lions Gate Entertainment Corp., Class B (A)	5,798	50,675
Reading International, Inc., Class A (A)	1,100	13,156
The Marcus Corp.	2,916	107,921
		394,769
Interactive media and services – 0.1%
Cars.com, Inc. (A)	6,379	57,283
DHI Group, Inc. (A)	5,212	20,066
Liberty TripAdvisor Holdings, Inc., Class A (A)	4,522	42,552
The Meet Group, Inc. (A)	2,642	8,653
Yelp, Inc. (A)	535	18,591
		147,145
Media – 1.2%
A.H. Belo Corp., Class A	4,238	15,893
Beasley Broadcast Group, Inc., Class A	502	1,556
Emerald Expositions Events, Inc.	701	6,821
Entercom Communications Corp., Class A	1,442	4,816
Entravision Communications Corp., Class A	5,075	16,139
Gannett Company, Inc.	8,543	91,752
Gray Television, Inc. (A)	7,587	123,820
Hemisphere Media Group, Inc. (A)	951	11,621
John Wiley & Sons, Inc., Class A	1,759	77,290
Liberty Latin America, Ltd., Class A (A)	2,622	44,758
Liberty Latin America, Ltd., Class C (A)	5,793	99,031
Media General, Inc. (A)(C)	292	28
Meredith Corp.	3,097	113,536
New Media Investment Group, Inc. (B)	2,560	22,554
News Corp., Class A	20,691	288,019
News Corp., Class B	10,415	148,882
Nexstar Media Group, Inc., Class A	2,212	226,310
Salem Media Group, Inc.	4,439	6,792
Scholastic Corp.	2,233	84,318
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Sinclair Broadcast Group, Inc., Class A	1,839	$78,599
TEGNA, Inc.	6,933	107,669
The EW Scripps Company, Class A	5,843	77,595
		1,647,799
Wireless telecommunication services – 0.3%
Spok Holdings, Inc.	3,863	46,124
Telephone & Data Systems, Inc.	9,768	252,014
United States Cellular Corp. (A)	3,059	114,957
		413,095
		2,840,591
Consumer discretionary – 14.0%
Auto components – 1.9%
Adient PLC	4,046	92,896
American Axle & Manufacturing Holdings, Inc. (A)	7,509	61,724
BorgWarner, Inc.	10,182	373,476
Cooper Tire & Rubber Company	5,058	132,115
Cooper-Standard Holdings, Inc. (A)	1,311	53,594
Dana, Inc.	4,281	61,818
Fox Factory Holding Corp. (A)	11,094	690,491
Gentex Corp.	6,612	182,061
Gentherm, Inc. (A)	1,190	48,891
Horizon Global Corp. (A)	878	3,354
Lear Corp.	2,935	346,037
Modine Manufacturing Company (A)	6,862	78,021
Motorcar Parts of America, Inc. (A)	1,585	26,787
Shiloh Industries, Inc. (A)	1,515	6,272
Standard Motor Products, Inc.	3,063	148,709
Stoneridge, Inc. (A)	1,672	51,782
Strattec Security Corp.	924	18,462
Superior Industries International, Inc.	3,067	8,864
Tenneco, Inc., Class A	1,350	16,902
The Goodyear Tire & Rubber Company	14,684	211,523
		2,613,779
Automobiles – 0.2%
Harley-Davidson, Inc.	2,858	102,802
Thor Industries, Inc.	1,297	73,462
Winnebago Industries, Inc.	1,336	51,236
		227,500
Distributors – 0.4%
Core-Mark Holding Company, Inc.	1,227	39,405
Pool Corp.	2,448	493,762
Weyco Group, Inc.	1,316	29,755
		562,922
Diversified consumer services – 1.4%
Adtalem Global Education, Inc. (A)	5,078	193,421
American Public Education, Inc. (A)	1,450	32,393
Career Education Corp. (A)	3,146	49,990
Carriage Services, Inc.	1,797	36,731
Graham Holdings Company, Class B	424	281,303

204

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Grand Canyon Education, Inc. (A)	10,273	$1,008,794
Houghton Mifflin Harcourt Company (A)	5,833	31,090
K12, Inc. (A)	3,438	90,763
Laureate Education, Inc., Class A (A)	1,275	21,133
Lincoln Educational Services Corp. (A)	1,100	2,288
Regis Corp. (A)	3,827	77,382
Universal Technical Institute, Inc. (A)	3,087	16,793
Zovio, Inc. (A)	3,463	6,822
		1,848,903
Hotels, restaurants and leisure – 1.5%
Aramark	7,421	323,407
Ark Restaurants Corp.	64	1,297
BBX Capital Corp.	1,743	8,140
Biglari Holdings, Inc., Class A (A)	3	1,684
Biglari Holdings, Inc., Class B (A)	102	11,118
Boyd Gaming Corp.	873	20,908
Carrols Restaurant Group, Inc. (A)	1,688	13,994
Churchill Downs, Inc.	5,343	659,620
Chuy's Holdings, Inc. (A)	15,291	378,605
Del Taco Restaurants, Inc. (A)	2,438	24,929
Dine Brands Global, Inc.	212	16,082
Dover Motorsports, Inc.	400	792
El Pollo Loco Holdings, Inc. (A)	2,613	28,638
Eldorado Resorts, Inc. (A)	683	27,231
Extended Stay America, Inc.	1,387	20,306
Fiesta Restaurant Group, Inc. (A)	1,348	14,046
International Game Technology PLC (B)	6,958	98,873
Luby's, Inc. (A)	6,251	11,898
Marriott Vacations Worldwide Corp.	2,056	213,022
Monarch Casino & Resort, Inc. (A)	1,278	53,280
Playa Hotels & Resorts NV (A)	1,326	10,383
Potbelly Corp. (A)	2,073	9,038
RCI Hospitality Holdings, Inc.	1,603	33,150
Red Lion Hotels Corp. (A)	3,000	19,440
Red Robin Gourmet Burgers, Inc. (A)	1,300	43,238
		2,043,119
Household durables – 2.7%
Bassett Furniture Industries, Inc.	2,333	35,695
Cavco Industries, Inc. (A)	606	116,407
Century Communities, Inc. (A)	1,640	50,233
CSS Industries, Inc.	976	3,875
Emerson Radio Corp. (A)	4,869	4,811
Ethan Allen Interiors, Inc.	1,706	32,585
Flexsteel Industries, Inc.	1,750	25,935
Hooker Furniture Corp.	2,121	45,474
KB Home	6,043	205,462
La-Z-Boy, Inc.	5,318	178,632
Libbey, Inc. (A)	1,103	3,695
Lifetime Brands, Inc.	2,931	25,939
M/I Homes, Inc. (A)	2,195	82,642
MDC Holdings, Inc.	5,177	223,129
Meritage Homes Corp. (A)	3,432	241,441
Mohawk Industries, Inc. (A)	3,411	423,203
Newell Brands, Inc.	18,186	340,442
PulteGroup, Inc.	8,957	327,378
Taylor Morrison Home Corp. (A)	5,267	136,626
The New Home Company, Inc. (A)	831	3,623
Toll Brothers, Inc.	13,601	558,321
TopBuild Corp. (A)	2,306	222,368
TRI Pointe Group, Inc. (A)	14,659	220,471
Universal Electronics, Inc. (A)	521	26,519
VOXX International Corp. (A)	3,131	14,716
William Lyon Homes, Class A (A)	2,694	54,850
		3,604,472
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail – 0.2%
1-800-Flowers.com, Inc., Class A (A)	3,234	$47,847
Liquidity Services, Inc. (A)	1,691	12,513
Qurate Retail, Inc., Series A (A)	17,318	178,635
The Rubicon Project, Inc. (A)	4,652	40,519
		279,514
Leisure products – 0.3%
Acushnet Holdings Corp.	537	14,177
American Outdoor Brands Corp. (A)	859	5,025
Callaway Golf Company	9,628	186,879
Escalade, Inc.	3,529	38,431
JAKKS Pacific, Inc. (A)	2,278	1,948
Johnson Outdoors, Inc., Class A	1,241	72,673
Nautilus, Inc. (A)	1,580	2,133
Vista Outdoor, Inc. (A)	3,475	21,510
		342,776
Multiline retail – 0.8%
Big Lots, Inc.	1,102	26,999
Dillard's, Inc., Class A (B)	2,639	174,464
J.C. Penney Company, Inc. (A)(B)	23,315	20,725
Kohl's Corp.	6,748	335,106
Macy's, Inc.	15,246	236,923
Ollie's Bargain Outlet Holdings, Inc. (A)	5,053	296,308
Tuesday Morning Corp. (A)	2,100	3,297
		1,093,822
Specialty retail – 3.5%
Aaron's, Inc.	3,970	255,112
Abercrombie & Fitch Company, Class A	5,916	92,290
American Eagle Outfitters, Inc.	7,348	119,185
America's Car-Mart, Inc. (A)	820	75,194
Ascena Retail Group, Inc. (A)	11,786	3,113
At Home Group, Inc. (A)	448	4,310
AutoNation, Inc. (A)	6,822	345,875
Barnes & Noble Education, Inc. (A)	6,174	19,263
Bed Bath & Beyond, Inc. (B)	9,468	100,740
Big 5 Sporting Goods Corp. (B)	2,004	4,168
Boot Barn Holdings, Inc. (A)	2,280	79,572
Build-A-Bear Workshop, Inc. (A)	2,470	7,781
Caleres, Inc.	4,873	114,077
Chico's FAS, Inc.	9,163	36,927
Citi Trends, Inc.	1,533	28,054
Conn's, Inc. (A)	76	1,889
Designer Brands, Inc., Class A	6,370	109,054
Dick's Sporting Goods, Inc.	4,295	175,279
Express, Inc. (A)	3,676	12,645
Five Below, Inc. (A)	6,633	836,421
Foot Locker, Inc.	5,430	234,359
Francesca's Holdings Corp. (A)	119	1,665
GameStop Corp., Class A (B)	10,093	55,713
Genesco, Inc. (A)	1,511	60,470
Group 1 Automotive, Inc.	1,693	156,281
Guess?, Inc. (B)	6,368	117,999
Haverty Furniture Companies, Inc.	1,920	38,918
Hibbett Sports, Inc. (A)	1,307	29,930
Lithia Motors, Inc., Class A	4,251	562,747
MarineMax, Inc. (A)	2,496	38,638
Office Depot, Inc.	33,557	58,893
Party City Holdco, Inc. (A)	633	3,614
Penske Automotive Group, Inc.	5,391	254,886
Pier 1 Imports, Inc. (A)(B)	335	3,256
Rent-A-Center, Inc.	1,084	27,956
RTW RetailWinds, Inc. (A)	5,638	7,724
Shoe Carnival, Inc.	1,632	52,893
Signet Jewelers, Ltd. (B)	4,374	73,308
Sonic Automotive, Inc., Class A	1,811	56,884

205

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Tandy Leather Factory, Inc. (A)	1,690	$7,909
The Cato Corp., Class A	1,957	34,463
The Gap, Inc.	11,572	200,890
Tile Shop Holdings, Inc.	1,300	4,147
Tilly's, Inc., Class A	712	6,721
Trans World Entertainment Corp. (A)	312	927
Urban Outfitters, Inc. (A)	4,660	130,899
Vitamin Shoppe, Inc. (A)	1,983	12,929
Zumiez, Inc. (A)	2,122	67,214
		4,723,182
Textiles, apparel and luxury goods – 1.1%
Capri Holdings, Ltd. (A)	6,347	210,467
Culp, Inc.	334	5,444
Delta Apparel, Inc. (A)	500	11,875
Fossil Group, Inc. (A)	1,707	21,355
G-III Apparel Group, Ltd. (A)	3,397	87,541
Lakeland Industries, Inc. (A)	1,110	13,498
Movado Group, Inc.	1,758	43,704
Oxford Industries, Inc.	5,889	422,241
PVH Corp.	3,078	271,572
Rocky Brands, Inc.	1,478	49,114
Superior Group of Companies, Inc.	663	10,688
Tapestry, Inc.	6,760	176,098
Unifi, Inc. (A)	2,910	63,787
Vera Bradley, Inc. (A)	2,034	20,543
Wolverine World Wide, Inc.	639	18,058
		1,425,985
		18,765,974
Consumer staples – 3.7%
Beverages – 0.0%
Craft Brew Alliance, Inc. (A)	2,909	23,825
Food and staples retailing – 1.4%
Casey's General Stores, Inc.	147	23,691
Ingles Markets, Inc., Class A	2,495	96,956
Natural Grocers by Vitamin Cottage, Inc. (A)	1,014	10,130
Performance Food Group Company (A)	11,990	551,660
PriceSmart, Inc.	4,818	342,560
Rite Aid Corp. (A)	624	4,337
SpartanNash Company	4,194	49,615
The Andersons, Inc.	3,784	84,875
The Chefs' Warehouse, Inc. (A)	1,493	60,198
United Natural Foods, Inc. (A)	3,818	43,983
US Foods Holding Corp. (A)	11,785	484,364
Village Super Market, Inc., Class A	685	18,118
Weis Markets, Inc.	3,071	117,128
		1,887,615
Food products – 1.8%
Alico, Inc.	341	11,601
B&G Foods, Inc. (B)	1,941	36,704
Bunge, Ltd.	6,695	379,071
Cal-Maine Foods, Inc.	831	33,203
Darling Ingredients, Inc. (A)	13,547	259,154
Dean Foods Company (B)	8,717	10,112
Farmer Brothers Company (A)	1,069	13,844
Fresh Del Monte Produce, Inc.	3,135	106,935
Hostess Brands, Inc. (A)	3,408	47,661
Ingredion, Inc.	3,024	247,182
John B. Sanfilippo & Son, Inc.	787	76,024
Landec Corp. (A)	3,130	34,023
Limoneira Company	199	3,654
Pilgrim's Pride Corp. (A)	1,655	53,034
Post Holdings, Inc. (A)	4,039	427,488
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Sanderson Farms, Inc.	1,456	$220,336
Seaboard Corp.	52	227,500
Seneca Foods Corp., Class A (A)	1,409	43,933
The Simply Good Foods Company (A)	491	14,234
TreeHouse Foods, Inc. (A)	2,369	131,361
		2,377,054
Household products – 0.2%
Central Garden & Pet Company (A)	1,553	45,394
Central Garden & Pet Company, Class A (A)	4,142	114,837
Oil-Dri Corp. of America	531	18,086
Spectrum Brands Holdings, Inc.	1,295	68,296
		246,613
Personal products – 0.2%
Coty, Inc., Class A	15,267	160,456
Edgewell Personal Care Company (A)	1,909	62,023
Mannatech, Inc.	276	4,761
Natural Alternatives International, Inc. (A)	200	1,670
Nu Skin Enterprises, Inc., Class A	275	11,696
		240,606
Tobacco – 0.1%
Universal Corp.	2,175	119,212
		4,894,925
Energy – 5.3%
Energy equipment and services – 1.6%
Apergy Corp. (A)	798	21,586
Archrock, Inc.	9,027	89,999
Basic Energy Services, Inc. (A)	1,957	2,818
C&J Energy Services, Inc. (A)	757	8,123
CARBO Ceramics, Inc. (A)	883	2,119
Dawson Geophysical Company (A)	3,948	8,449
Diamond Offshore Drilling, Inc. (A)(B)	2,100	11,676
Dril-Quip, Inc. (A)	3,352	168,203
Era Group, Inc. (A)	4,560	48,154
Exterran Corp. (A)	4,737	61,865
Forum Energy Technologies, Inc. (A)	6,662	10,326
Frank's International NV (A)	2,644	12,559
Geospace Technologies Corp. (A)	516	7,931
Gulf Island Fabrication, Inc. (A)	3,019	16,152
Helix Energy Solutions Group, Inc. (A)	14,129	113,880
Helmerich & Payne, Inc.	5,043	202,073
Hornbeck Offshore Services, Inc. (A)	5,300	4,028
Keane Group, Inc. (A)	770	4,666
KLX Energy Services Holdings, Inc. (A)	1,865	16,123
Matrix Service Company (A)	2,731	46,809
McDermott International, Inc. (A)(B)	5,026	10,153
Mitcham Industries, Inc. (A)	2,431	7,901
Nabors Industries, Ltd.	29,897	55,907
National Oilwell Varco, Inc.	17,253	365,764
Natural Gas Services Group, Inc. (A)	2,620	33,562
Newpark Resources, Inc. (A)	12,359	94,176
Nine Energy Service, Inc. (A)	425	2,622
Noble Corp. PLC (A)	17,780	22,581
Oceaneering International, Inc. (A)	8,109	109,877
Oil States International, Inc. (A)	4,041	53,745
Patterson-UTI Energy, Inc.	14,112	120,658
ProPetro Holding Corp. (A)	1,331	12,099
RPC, Inc. (B)	2,090	11,725
SEACOR Holdings, Inc. (A)	2,419	113,862
SEACOR Marine Holdings, Inc. (A)	2,432	30,570
Select Energy Services, Inc., Class A (A)	999	8,651
Superior Energy Services, Inc. (A)	14,062	1,828

206

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
TETRA Technologies, Inc. (A)	4,581	$9,208
Tidewater, Inc. (A)	391	5,908
Transocean, Ltd. (A)	13,252	59,236
U.S. Silica Holdings, Inc.	4,282	40,936
Valaris PLC (B)	15,279	73,492
		2,102,000
Oil, gas and consumable fuels – 3.7%
Adams Resources & Energy, Inc.	724	22,444
Amplify Energy Corp.	761	4,695
Antero Resources Corp. (A)(B)	20,791	62,789
Apache Corp.	16,397	419,763
Arch Coal, Inc., Class A (B)	1,502	111,448
Ardmore Shipping Corp. (A)	1,174	7,854
Bonanza Creek Energy, Inc. (A)	1,183	26,487
Callon Petroleum Company (A)(B)	13,440	58,330
Carrizo Oil & Gas, Inc. (A)	848	7,280
Centennial Resource Development, Inc., Class A (A)	11,699	52,821
Cimarex Energy Company	3,788	181,597
Clean Energy Fuels Corp. (A)	11,526	23,801
CNX Resources Corp. (A)	18,164	131,871
CONSOL Energy, Inc. (A)	2,270	35,480
Contango Oil & Gas Company (A)	3,786	10,525
Delek US Holdings, Inc.	6,745	244,844
Denbury Resources, Inc. (A)	19,778	23,536
DHT Holdings, Inc.	3,733	22,958
Dorian LPG, Ltd. (A)	2,153	22,305
EnLink Midstream LLC (B)	7,951	67,584
Extraction Oil & Gas, Inc. (A)(B)	3,404	10,008
GasLog, Ltd.	2,719	34,939
Green Plains, Inc.	5,268	55,814
Gulfport Energy Corp. (A)	10,592	28,704
HighPoint Resources Corp. (A)	7,216	11,473
HollyFrontier Corp.	7,722	414,208
International Seaways, Inc. (A)	1,434	27,619
Jagged Peak Energy, Inc. (A)	1,011	7,340
Kosmos Energy, Ltd.	7,806	48,709
Laredo Petroleum, Inc. (A)	1,132	2,728
Matador Resources Company (A)	32,146	531,373
Montage Resources Corp. (A)	615	2,325
Murphy Oil Corp.	14,395	318,273
NACCO Industries, Inc., Class A	700	44,737
Oasis Petroleum, Inc. (A)	18,941	65,536
Overseas Shipholding Group, Inc., Class A (A)	861	1,507
Panhandle Oil and Gas, Inc., Class A	557	7,787
Par Pacific Holdings, Inc. (A)	1,947	44,508
Parsley Energy, Inc., Class A	14,262	239,602
PBF Energy, Inc., Class A	9,324	253,520
PDC Energy, Inc. (A)	4,532	125,763
Peabody Energy Corp.	6,070	89,350
Penn Virginia Corp. (A)	651	18,925
QEP Resources, Inc.	13,169	48,725
Range Resources Corp. (B)	13,645	52,124
Renewable Energy Group, Inc. (A)(B)	4,097	61,475
REX American Resources Corp. (A)	268	20,456
Ring Energy, Inc. (A)	2,739	4,492
SandRidge Energy, Inc. (A)	1,746	8,206
Scorpio Tankers, Inc.	1,693	50,384
SemGroup Corp., Class A	4,266	69,706
Ship Finance International, Ltd.	3,492	49,028
SilverBow Resources, Inc. (A)	324	3,140
SM Energy Company	6,189	59,971
Southwestern Energy Company (A)	23,534	45,421
SRC Energy, Inc. (A)	18,334	85,436
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Talos Energy, Inc. (A)	515	$10,470
Teekay Corp.	286	1,144
Teekay Tankers, Ltd., Class A (A)	9,278	12,061
Unit Corp. (A)	6,259	21,155
Whiting Petroleum Corp. (A)	4,753	38,167
World Fuel Services Corp.	3,769	150,534
WPX Energy, Inc. (A)	22,256	235,691
		4,950,946
		7,052,946
Financials – 22.4%
Banks – 12.4%
1st Source Corp.	2,392	109,386
Allegiance Bancshares, Inc. (A)	308	9,884
American National Bankshares, Inc.	991	35,151
American River Bankshares	2,249	30,586
Ameris Bancorp	18,872	759,409
Arrow Financial Corp.	428	14,307
Associated Banc-Corp.	14,499	293,605
Atlantic Capital Bancshares, Inc. (A)	667	11,566
Atlantic Union Bankshares Corp.	16,033	597,149
Banc of California, Inc.	1,420	20,079
BancFirst Corp.	1,658	91,886
BancorpSouth Bank	2,714	80,362
Bank of Commerce Holdings	3,606	39,269
Bank of Marin Bancorp	542	22,488
Bank OZK	4,535	123,669
BankFinancial Corp.	2,146	25,537
BankUnited, Inc.	2,464	82,840
Banner Corp.	3,129	175,756
Bar Harbor Bankshares	2,109	52,577
BCB Bancorp, Inc.	1,477	18,965
Berkshire Hills Bancorp, Inc.	4,660	136,491
BOK Financial Corp.	737	58,334
Boston Private Financial Holdings, Inc.	7,971	92,902
Bridge Bancorp, Inc.	1,057	31,245
Brookline Bancorp, Inc.	7,510	110,622
Bryn Mawr Bank Corp.	1,969	71,888
C&F Financial Corp.	627	33,018
Cadence BanCorp	4,097	71,861
California First National Bancorp	1,653	28,349
Camden National Corp.	1,722	74,597
Capital City Bank Group, Inc.	1,865	51,194
Carolina Financial Corp.	1,115	39,627
CenterState Bank Corp.	2,267	54,374
Central Pacific Financial Corp.	2,960	84,064
Century Bancorp, Inc., Class A	497	43,537
Chemung Financial Corp.	966	40,572
CIT Group, Inc.	4,212	190,846
City Holding Company	225	17,156
Civista Bancshares, Inc.	514	11,169
CNB Financial Corp.	1,962	56,309
Columbia Banking System, Inc.	3,819	140,921
Community Trust Bancorp, Inc.	1,888	80,391
ConnectOne Bancorp, Inc.	1,273	28,261
Customers Bancorp, Inc. (A)	2,391	49,589
CVB Financial Corp.	2,662	55,556
Eagle Bancorp, Inc.	1,535	68,492
Enterprise Bancorp, Inc.	246	7,375
Enterprise Financial Services Corp.	1,453	59,210
Equity Bancshares, Inc., Class A (A)	697	18,687
Financial Institutions, Inc.	1,481	44,697
First Bancorp (NC)	3,205	115,060
First Bancorp (PR)	21,845	218,013
First Bancorp, Inc.	1,769	48,630
First Busey Corp.	841	21,260

207

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Business Financial Services, Inc.	1,366	$32,893
First Commonwealth Financial Corp.	10,189	135,310
First Community Bankshares, Inc.	2,201	71,246
First Financial Bancorp	9,165	224,313
First Financial Corp.	1,432	62,249
First Financial Northwest, Inc.	1,100	16,258
First Foundation, Inc.	1,677	25,616
First Hawaiian, Inc.	779	20,799
First Horizon National Corp.	12,649	204,914
First Internet Bancorp	377	8,072
First Interstate BancSystem, Inc., Class A	1,946	78,307
First Merchants Corp.	4,769	179,481
First Mid Bancshares, Inc.	349	12,082
First Midwest Bancorp, Inc.	7,500	146,100
First Northwest Bancorp	800	13,856
Flushing Financial Corp.	3,421	69,121
FNB Corp.	18,182	209,638
Franklin Financial Network, Inc.	633	19,123
Fulton Financial Corp.	13,097	211,909
German American Bancorp, Inc.	302	9,679
Great Southern Bancorp, Inc.	1,329	75,687
Great Western Bancorp, Inc.	3,593	118,569
Hancock Whitney Corp.	7,557	289,390
Hanmi Financial Corp.	3,082	57,880
Heartland Financial USA, Inc.	2,428	108,629
Heritage Commerce Corp.	2,225	26,155
Heritage Financial Corp.	1,481	39,928
Hilltop Holdings, Inc.	6,466	154,473
Home BancShares, Inc.	618	11,615
HomeTrust Bancshares, Inc.	560	14,599
Hope Bancorp, Inc.	11,326	162,415
Horizon Bancorp, Inc.	3,249	56,403
IBERIABANK Corp.	3,855	291,207
Independent Bank Corp. (MA)	1,111	82,936
Independent Bank Corp. (MI)	206	4,391
Independent Bank Group, Inc.	1,479	77,810
International Bancshares Corp.	6,427	248,211
Investors Bancorp, Inc.	25,428	288,862
Lakeland Bancorp, Inc.	4,261	65,747
LegacyTexas Financial Group, Inc.	3,613	157,274
Macatawa Bank Corp.	5,091	52,895
Mercantile Bank Corp.	1,266	41,525
Midland States Bancorp, Inc.	670	17,454
MidWestOne Financial Group, Inc.	1,343	40,988
National Bank Holdings Corp., Class A	1,336	45,678
NBT Bancorp, Inc.	3,823	139,884
Nicolet Bankshares, Inc. (A)	565	37,612
Northrim BanCorp, Inc.	1,530	60,695
Norwood Financial Corp.	1,188	37,553
OFG Bancorp	6,515	142,679
Old Line Bancshares, Inc.	601	17,435
Old National Bancorp	12,650	217,643
Old Second Bancorp, Inc.	2,721	33,251
Opus Bank	1,848	40,231
Pacific Mercantile Bancorp (A)	762	5,723
Pacific Premier Bancorp, Inc.	1,504	46,910
PacWest Bancorp	9,702	352,571
Peapack Gladstone Financial Corp.	1,625	45,549
Penns Woods Bancorp, Inc.	792	36,630
Peoples Bancorp, Inc.	2,153	68,487
People's United Financial, Inc.	32,879	514,063
People's Utah Bancorp	518	14,654
Pinnacle Financial Partners, Inc.	13,813	783,888
Popular, Inc.	7,939	429,341
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Premier Financial Bancorp, Inc.	2,821	$48,437
Prosperity Bancshares, Inc.	5,854	413,468
QCR Holdings, Inc.	1,211	45,994
Renasant Corp.	4,029	141,055
Republic Bancorp, Inc., Class A	1,724	74,908
S&T Bancorp, Inc.	3,436	125,517
Sandy Spring Bancorp, Inc.	2,800	94,388
Seacoast Banking Corp. of Florida (A)	1,191	30,144
Shore Bancshares, Inc.	2,225	34,287
Sierra Bancorp	2,175	57,768
Simmons First National Corp., Class A	6,232	155,177
South State Corp.	2,627	197,813
Southern First Bancshares, Inc. (A)	237	9,444
Southern National Bancorp of Virginia, Inc.	3,850	59,252
Southside Bancshares, Inc.	374	12,757
Sterling Bancorp	11,335	227,380
TCF Financial Corp.	9,833	374,342
Texas Capital Bancshares, Inc. (A)	1,938	105,912
The Bancorp, Inc. (A)	4,825	47,768
The First Bancshares, Inc.	311	10,045
The First of Long Island Corp.	1,039	23,637
TierOne Corp. (A)(C)	2,328	1
Towne Bank	4,414	122,731
TriCo Bancshares	721	26,172
TriState Capital Holdings, Inc. (A)	1,242	26,132
Triumph Bancorp, Inc. (A)	997	31,794
Trustmark Corp.	6,295	214,722
Umpqua Holdings Corp.	19,768	325,381
United Bankshares, Inc.	5,846	221,388
United Community Banks, Inc.	5,084	144,131
Univest Financial Corp.	2,460	62,755
Valley National Bancorp	20,233	219,933
Veritex Holdings, Inc.	1,574	38,193
Washington Trust Bancorp, Inc.	635	30,677
WesBanco, Inc.	5,689	212,598
Wintrust Financial Corp.	1,992	128,743
Zions Bancorp NA	7,758	345,386
		16,595,484
Capital markets – 1.8%
Blucora, Inc. (A)	6,814	147,455
Cowen, Inc., Class A (A)	5,088	78,304
GAIN Capital Holdings, Inc.	2,895	15,286
Houlihan Lokey, Inc.	11,808	532,541
INTL. FCStone, Inc. (A)	1,705	70,007
Invesco, Ltd.	20,349	344,712
Janus Henderson Group PLC	10,100	226,846
Legg Mason, Inc.	6,998	267,254
Oppenheimer Holdings, Inc., Class A	1,974	59,338
Piper Jaffray Companies	686	51,779
Stifel Financial Corp.	8,794	504,600
Virtus Investment Partners, Inc.	418	46,218
Waddell & Reed Financial, Inc., Class A (B)	5,265	90,453
		2,434,793
Consumer finance – 1.3%
Asta Funding, Inc. (A)	344	2,408
Encore Capital Group, Inc. (A)(B)	12,270	408,898
Enova International, Inc. (A)	1,914	39,716
EZCORP, Inc., Class A (A)	3,087	19,927
LendingClub Corp. (A)	3,292	43,059
Navient Corp.	20,898	267,494
Nelnet, Inc., Class A	3,248	206,573
Nicholas Financial, Inc. (A)	75	675
OneMain Holdings, Inc.	5,319	195,101

208

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
PRA Group, Inc. (A)	1,882	$63,593
Regional Management Corp. (A)	573	16,136
Santander Consumer USA Holdings, Inc.	16,731	426,808
		1,690,388
Diversified financial services – 0.5%
Cannae Holdings, Inc. (A)	2,391	65,681
First Eagle Private Credit LLC (A)(C)	5,739	1,386
Jefferies Financial Group, Inc.	11,058	203,467
Marlin Business Services Corp.	1,698	42,773
On Deck Capital, Inc. (A)	2,096	7,043
Voya Financial, Inc.	7,710	419,732
		740,082
Insurance – 4.3%
Ambac Financial Group, Inc. (A)	1,536	30,029
American Equity Investment Life Holding Company	8,399	203,256
American National Insurance Company	1,609	199,082
Argo Group International Holdings, Ltd.	3,391	238,184
Assurant, Inc.	2,363	297,313
Assured Guaranty, Ltd.	8,972	398,895
Athene Holding, Ltd., Class A (A)	6,192	260,436
Axis Capital Holdings, Ltd.	3,625	241,860
CNO Financial Group, Inc.	16,225	256,842
Donegal Group, Inc., Class A	2,876	42,162
Employers Holdings, Inc.	2,717	118,407
Enstar Group, Ltd. (A)	779	147,948
FBL Financial Group, Inc., Class A	3,170	188,647
FedNat Holding Company	1,090	15,249
First American Financial Corp.	2,209	130,353
Genworth Financial, Inc., Class A (A)	14,291	62,880
Global Indemnity, Ltd.	1,990	49,690
Greenlight Capital Re, Ltd., Class A (A)	2,616	27,468
Hallmark Financial Services, Inc. (A)	4,008	76,673
HCI Group, Inc.	297	12,486
Heritage Insurance Holdings, Inc.	13,362	199,762
Horace Mann Educators Corp.	3,837	177,768
Independence Holding Company	2,247	86,712
Investors Title Company	189	30,259
James River Group Holdings, Ltd.	653	33,460
Maiden Holdings, Ltd. (A)	7,320	5,490
MBIA, Inc. (A)	10,305	95,115
National General Holdings Corp.	6,267	144,266
National Western Life Group, Inc., Class A	221	59,310
Old Republic International Corp.	15,015	353,904
ProAssurance Corp.	2,100	84,567
Protective Insurance Corp., Class B	1,154	20,137
RenaissanceRe Holdings, Ltd.	1,028	198,867
Safety Insurance Group, Inc.	1,060	107,410
Selective Insurance Group, Inc.	2,121	159,478
State Auto Financial Corp.	4,187	135,617
Stewart Information Services Corp.	2,162	83,864
The Hanover Insurance Group, Inc.	972	131,745
Third Point Reinsurance, Ltd. (A)	2,292	22,897
United Fire Group, Inc.	2,197	103,215
United Insurance Holdings Corp.	1,482	20,733
Unum Group	11,366	337,798
White Mountains Insurance Group, Ltd.	119	128,520
		5,718,754
Thrifts and mortgage finance – 2.1%
Axos Financial, Inc. (A)	669	18,498
Capitol Federal Financial, Inc.	13,078	180,215
Dime Community Bancshares, Inc.	3,601	77,097
ESSA Bancorp, Inc.	897	14,729
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Federal Agricultural Mortgage Corp., Class C	1,163	$94,971
First Defiance Financial Corp.	2,220	64,302
Flagstar Bancorp, Inc.	5,241	195,751
Hingham Institution for Savings	106	20,034
Home Bancorp, Inc.	902	35,169
HomeStreet, Inc. (A)	1,732	47,318
Kearny Financial Corp.	5,361	69,907
Meridian Bancorp, Inc.	1,625	30,469
Meta Financial Group, Inc.	2,895	94,406
Mr. Cooper Group, Inc. (A)	1,998	21,219
New York Community Bancorp, Inc.	28,861	362,206
NMI Holdings, Inc., Class A (A)	1,531	40,204
Northfield Bancorp, Inc.	4,819	77,393
Northwest Bancshares, Inc.	8,845	144,970
OceanFirst Financial Corp.	1,393	32,875
Oritani Financial Corp.	4,658	82,423
Provident Financial Holdings, Inc.	1,778	36,894
Provident Financial Services, Inc.	4,435	108,791
Prudential Bancorp, Inc.	1,696	28,849
Radian Group, Inc.	6,299	143,869
Riverview Bancorp, Inc.	5,483	40,465
Southern Missouri Bancorp, Inc.	1,012	36,867
Territorial Bancorp, Inc.	1,722	49,215
TrustCo Bank Corp.	9,134	74,442
United Community Financial Corp.	4,635	49,965
United Financial Bancorp, Inc.	4,950	67,469
Walker & Dunlop, Inc.	1,551	86,747
Washington Federal, Inc.	2,236	82,710
Waterstone Financial, Inc.	3,099	53,241
Western New England Bancorp, Inc.	4,739	45,163
WSFS Financial Corp.	3,099	136,666
		2,745,509
		29,925,010
Health care – 10.5%
Biotechnology – 2.2%
Achillion Pharmaceuticals, Inc. (A)	10,940	39,384
Acorda Therapeutics, Inc. (A)	3,542	10,166
Adverum Biotechnologies, Inc. (A)	5,950	32,428
Aimmune Therapeutics, Inc. (A)	19,586	410,131
AMAG Pharmaceuticals, Inc. (A)	1,505	17,383
Amicus Therapeutics, Inc. (A)	42,994	344,812
Anika Therapeutics, Inc. (A)	234	12,844
Ardelyx, Inc. (A)	2,294	10,782
Arena Pharmaceuticals, Inc. (A)	187	8,559
Biohaven Pharmaceutical Holding Company, Ltd. (A)	10,215	426,170
Calithera Biosciences, Inc. (A)	2,020	6,242
Chimerix, Inc. (A)	2,352	5,527
Concert Pharmaceuticals, Inc. (A)	1,198	7,044
Emergent BioSolutions, Inc. (A)	820	42,870
Five Prime Therapeutics, Inc. (A)	1,389	5,382
Global Blood Therapeutics, Inc. (A)	10,302	499,853
Ligand Pharmaceuticals, Inc. (A)	163	16,225
Myriad Genetics, Inc. (A)	1,802	51,591
PDL BioPharma, Inc. (A)	10,320	22,291
Portola Pharmaceuticals, Inc. (A)	12,477	334,633
Prothena Corp. PLC (A)	779	6,107
Retrophin, Inc. (A)	14,330	166,085
Vericel Corp. (A)	31,507	477,016
		2,953,525
Health care equipment and supplies – 2.7%
AngioDynamics, Inc. (A)	6,177	113,780
AtriCure, Inc. (A)	18,605	464,009

209

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Avanos Medical, Inc. (A)	3,306	$123,843
Cardiovascular Systems, Inc. (A)	19,128	908,963
CONMED Corp.	1,956	188,069
FONAR Corp. (A)	463	9,570
Globus Medical, Inc., Class A (A)	15,111	772,474
ICU Medical, Inc. (A)	2,734	436,346
Integer Holdings Corp. (A)	2,544	192,225
Invacare Corp.	3,396	25,470
Kewaunee Scientific Corp.	83	1,293
Natus Medical, Inc. (A)	613	19,518
Orthofix Medical, Inc. (A)	241	12,778
RTI Surgical Holdings, Inc. (A)	4,931	14,053
Wright Medical Group NV (A)	16,858	347,781
		3,630,172
Health care providers and services – 1.8%
Acadia Healthcare Company, Inc. (A)	12,517	389,028
Addus HomeCare Corp. (A)	1,024	81,183
Brookdale Senior Living, Inc. (A)	14,058	106,560
Covetrus, Inc. (A)	846	10,059
Cross Country Healthcare, Inc. (A)	2,734	28,160
DaVita, Inc. (A)	3,469	197,976
Digirad Corp. (A)	310	1,417
Diplomat Pharmacy, Inc. (A)	1,242	6,086
LHC Group, Inc. (A)	6,058	687,946
Magellan Health, Inc. (A)	2,490	154,629
MedCath Corp. (A)(C)	3,806	1,903
MEDNAX, Inc. (A)	6,772	153,183
National HealthCare Corp.	1,884	154,205
Owens & Minor, Inc.	5,919	34,389
Patterson Companies, Inc.	3,709	66,094
Premier, Inc., Class A (A)	1,546	44,710
Select Medical Holdings Corp. (A)	10,352	171,533
Surgery Partners, Inc. (A)	814	6,011
The Ensign Group, Inc.	1,053	49,944
The Providence Service Corp. (A)	887	52,741
Triple-S Management Corp., Class B (A)	2,760	36,984
		2,434,741
Health care technology – 0.7%
Allscripts Healthcare Solutions, Inc. (A)	9,018	99,018
Evolent Health, Inc., Class A (A)	1,142	8,211
HealthStream, Inc. (A)	1,369	35,443
HMS Holdings Corp. (A)	19,995	689,128
Micron Solutions, Inc. (A)	200	438
NextGen Healthcare, Inc. (A)	878	13,758
		845,996
Life sciences tools and services – 0.9%
Bruker Corp.	9,213	404,727
Harvard Bioscience, Inc. (A)	6,562	20,178
Luminex Corp.	2,011	41,527
Medpace Holdings, Inc. (A)	300	25,212
Syneos Health, Inc. (A)	14,156	753,241
		1,244,885
Pharmaceuticals – 2.2%
Assertio Therapeutics, Inc. (A)	2,796	3,579
Catalent, Inc. (A)	17,194	819,466
Cumberland Pharmaceuticals, Inc. (A)	956	5,669
Dova Pharmaceuticals, Inc. (A)	23,123	646,288
Endo International PLC (A)	2,935	9,421
GW Pharmaceuticals PLC, ADR (A)	2,598	298,848
Jazz Pharmaceuticals PLC (A)	1,324	169,657
Mallinckrodt PLC (A)(B)	6,663	16,058
Melinta Therapeutics, Inc. (A)	221	842
Otonomy, Inc. (A)	1,716	4,101
Perrigo Company PLC	7,128	398,384
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Prestige Consumer Healthcare, Inc. (A)	1,934	$67,090
Taro Pharmaceutical Industries, Ltd.	303	22,861
Zogenix, Inc. (A)	9,935	397,797
		2,860,061
		13,969,380
Industrials – 20.2%
Aerospace and defense – 1.1%
AAR Corp.	18,133	747,261
CPI Aerostructures, Inc. (A)	1,400	11,508
Cubic Corp.	2,425	170,793
Ducommun, Inc. (A)	1,674	70,978
Mercury Systems, Inc. (A)	2,306	187,178
Moog, Inc., Class A	1,748	141,798
National Presto Industries, Inc.	244	21,738
Park Aerospace Corp.	2,083	36,577
SIFCO Industries, Inc. (A)	1,000	2,710
Vectrus, Inc. (A)	608	24,715
Wesco Aircraft Holdings, Inc. (A)	7,177	79,019
		1,494,275
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	1,682	35,356
Atlas Air Worldwide Holdings, Inc. (A)	2,943	74,252
Echo Global Logistics, Inc. (A)	2,257	51,121
Forward Air Corp.	1,054	67,161
Hub Group, Inc., Class A (A)	3,911	181,862
Radiant Logistics, Inc. (A)	1,875	9,694
XPO Logistics, Inc. (A)	4,367	312,546
		731,992
Airlines – 0.9%
Alaska Air Group, Inc.	3,562	231,209
Copa Holdings SA, Class A	905	89,369
Hawaiian Holdings, Inc.	2,263	59,426
JetBlue Airways Corp. (A)	24,873	416,623
SkyWest, Inc.	4,751	272,707
Spirit Airlines, Inc. (A)	5,299	192,354
		1,261,688
Building products – 1.1%
American Woodmark Corp. (A)	200	17,782
Apogee Enterprises, Inc.	1,785	69,597
Armstrong Flooring, Inc. (A)	1,831	11,700
CSW Industrials, Inc.	571	39,416
Fortune Brands Home & Security, Inc.	1,150	62,905
Gibraltar Industries, Inc. (A)	3,659	168,094
Griffon Corp.	3,371	70,690
Insteel Industries, Inc.	1,989	40,834
JELD-WEN Holding, Inc. (A)	9,281	179,030
Masonite International Corp. (A)	1,546	89,668
Owens Corning	5,292	334,454
Quanex Building Products Corp.	3,929	71,036
Resideo Technologies, Inc. (A)	781	11,207
Universal Forest Products, Inc.	6,126	244,305
		1,410,718
Commercial services and supplies – 1.8%
ABM Industries, Inc.	6,128	222,569
ACCO Brands Corp.	7,990	78,861
Acme United Corp.	733	14,677
ADT, Inc. (B)	4,173	26,165
ARC Document Solutions, Inc. (A)	3,098	4,213
Brady Corp., Class A	2,454	130,185
CECO Environmental Corp. (A)	1,395	9,744
Civeo Corp. (A)	8,078	10,259
Clean Harbors, Inc. (A)	2,210	170,612
Deluxe Corp.	836	41,098

210

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Ennis, Inc.	3,208	$64,834
Heritage-Crystal Clean, Inc. (A)	1,877	49,741
HNI Corp.	980	34,790
Hudson Technologies, Inc. (A)	3,750	2,663
LSC Communications, Inc.	1,500	2,070
Matthews International Corp., Class A	1,190	42,114
McGrath RentCorp	2,300	160,057
Mobile Mini, Inc.	4,727	174,237
NL Industries, Inc. (A)	3,260	12,258
PICO Holdings, Inc. (A)	2,493	25,154
Ritchie Brothers Auctioneers, Inc.	18,075	721,193
SP Plus Corp. (A)	1,277	47,249
Steelcase, Inc., Class A	4,596	84,566
Team, Inc. (A)	2,106	38,013
UniFirst Corp.	441	86,048
Viad Corp.	2,118	142,224
Virco Manufacturing Corp.	1,200	4,620
VSE Corp.	1,368	46,635
		2,446,849
Construction and engineering – 2.0%
AECOM (A)	14,815	556,451
Aegion Corp. (A)	3,621	77,417
Ameresco, Inc., Class A (A)	5,087	81,748
Arcosa, Inc.	4,310	147,445
Argan, Inc.	604	23,731
Dycom Industries, Inc. (A)	3,652	186,435
EMCOR Group, Inc.	1,327	114,281
Fluor Corp.	1,381	26,419
Granite Construction, Inc.	4,459	143,268
Great Lakes Dredge & Dock Corp. (A)	9,500	99,275
IES Holdings, Inc. (A)	237	4,880
MasTec, Inc. (A)	4,355	282,770
MYR Group, Inc. (A)	2,443	76,441
Northwest Pipe Company (A)	1,706	48,024
NV5 Global, Inc. (A)	290	19,798
Orion Group Holdings, Inc. (A)	4,263	19,184
Primoris Services Corp.	3,474	68,125
Quanta Services, Inc.	11,900	449,820
Sterling Construction Company, Inc. (A)	3,771	49,589
Tutor Perini Corp. (A)	6,222	89,161
Valmont Industries, Inc.	328	45,408
		2,609,670
Electrical equipment – 1.0%
Acuity Brands, Inc.	150	20,219
AZZ, Inc.	1,638	71,351
Encore Wire Corp.	2,766	155,670
EnerSys	563	37,124
LSI Industries, Inc.	4,131	21,564
nVent Electric PLC	4,483	98,805
Powell Industries, Inc.	1,244	48,703
Preformed Line Products Company	984	53,717
Regal Beloit Corp.	3,866	281,638
Sensata Technologies Holding PLC (A)	1,893	94,764
Sunrun, Inc. (A)	1,551	25,909
Thermon Group Holdings, Inc. (A)	17,943	412,330
Ultralife Corp. (A)	1,984	17,181
		1,338,975
Industrial conglomerates – 0.0%
Carlisle Companies, Inc.	403	58,653
Machinery – 4.9%
Actuant Corp., Class A	1,269	27,842
AGCO Corp.	4,337	328,311
Alamo Group, Inc.	1,357	159,746
Astec Industries, Inc.	2,911	90,532
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Barnes Group, Inc.	2,872	$148,023
Briggs & Stratton Corp.	4,976	30,155
Chart Industries, Inc. (A)	3,182	198,430
CIRCOR International, Inc. (A)	1,614	60,606
Colfax Corp. (A)	8,935	259,651
Columbus McKinnon Corp.	2,978	108,489
EnPro Industries, Inc.	503	34,531
ESCO Technologies, Inc.	2,569	204,390
Federal Signal Corp.	4,969	162,685
Franklin Electric Company, Inc.	2,237	106,951
FreightCar America, Inc. (A)	735	3,565
Gencor Industries, Inc. (A)	2,100	24,381
Graham Corp.	333	6,613
Helios Technologies, Inc.	5,996	243,258
Hurco Companies, Inc.	1,054	33,907
Hyster-Yale Materials Handling, Inc.	970	53,088
ITT, Inc.	2,970	181,734
John Bean Technologies Corp.	5,085	505,602
Kadant, Inc.	218	19,138
Kennametal, Inc.	1,872	57,545
LB Foster Company, Class A (A)	1,699	36,817
Lydall, Inc. (A)	338	8,420
Miller Industries, Inc.	2,106	70,130
Mueller Industries, Inc.	459	13,164
NN, Inc.	2,376	16,941
Oshkosh Corp.	2,757	208,981
Park-Ohio Holdings Corp.	749	22,365
Perma-Pipe International Holdings, Inc. (A)	1,100	10,604
RBC Bearings, Inc. (A)	4,766	790,727
Rexnord Corp. (A)	1,671	45,201
Snap-on, Inc.	662	103,629
Spartan Motors, Inc.	41,931	575,293
SPX FLOW, Inc. (A)	2,346	92,573
Terex Corp.	1,593	41,370
The Eastern Company	1,471	36,510
The Gorman-Rupp Company	826	28,737
The Greenbrier Companies, Inc.	3,369	101,474
The LS Starrett Company, Class A (A)	1,530	8,874
The Manitowoc Company, Inc. (A)	2,882	36,025
The Timken Company	2,536	110,341
Titan International, Inc.	3,936	10,627
TriMas Corp. (A)	1,856	56,886
Trinity Industries, Inc.	12,930	254,462
Twin Disc, Inc. (A)	1,650	17,474
Wabash National Corp.	3,712	53,861
Woodward, Inc.	6,457	696,258
		6,496,917
Marine – 0.2%
Costamare, Inc.	3,754	22,787
Eagle Bulk Shipping, Inc. (A)	2,757	12,062
Genco Shipping & Trading, Ltd. (A)	1,028	9,458
Matson, Inc.	3,414	128,059
Scorpio Bulkers, Inc.	5,124	31,154
		203,520
Professional services – 2.4%
Acacia Research Corp. (A)	2,172	5,821
ASGN, Inc. (A)	1,215	76,375
CBIZ, Inc. (A)	6,671	156,769
CRA International, Inc.	1,251	52,504
Exponent, Inc.	12,367	864,453
Forrester Research, Inc.	10,795	346,951
FTI Consulting, Inc. (A)	2,725	288,823
GP Strategies Corp. (A)	1,125	14,445
Heidrick & Struggles International, Inc.	1,972	53,836

211

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Hill International, Inc. (A)	3,275	$9,792
Huron Consulting Group, Inc. (A)	1,611	98,819
ICF International, Inc.	2,238	189,044
InnerWorkings, Inc. (A)	3,056	13,538
Kelly Services, Inc., Class A	4,830	116,983
Korn Ferry	4,727	182,651
ManpowerGroup, Inc.	2,797	235,619
Mistras Group, Inc. (A)	1,232	20,205
Navigant Consulting, Inc.	3,955	110,542
Nielsen Holdings PLC	13,501	286,896
RCM Technologies, Inc. (A)	300	900
Resources Connection, Inc.	5,520	93,785
TrueBlue, Inc. (A)	2,519	53,151
		3,271,902
Road and rail – 1.9%
AMERCO	984	383,799
ArcBest Corp.	3,389	103,195
Covenant Transportation Group, Inc., Class A (A)	1,513	24,874
Genesee & Wyoming, Inc., Class A (A)	4,319	477,293
Hertz Global Holdings, Inc. (A)	5,103	70,626
Knight-Swift Transportation Holdings, Inc.	15,157	550,199
Marten Transport, Ltd.	6,937	144,151
P.A.M. Transportation Services, Inc. (A)	975	57,632
Patriot Transportation Holding, Inc. (A)	450	8,550
Ryder System, Inc.	4,908	254,087
Saia, Inc. (A)	2,007	188,056
Schneider National, Inc., Class B	2,862	62,163
USA Truck, Inc. (A)	1,375	11,041
Werner Enterprises, Inc.	5,765	203,505
		2,539,171
Trading companies and distributors – 2.3%
Air Lease Corp.	10,421	435,806
Aircastle, Ltd.	4,971	111,500
Applied Industrial Technologies, Inc.	205	11,644
Beacon Roofing Supply, Inc. (A)	2,849	95,527
BMC Stock Holdings, Inc. (A)	2,274	59,533
CAI International, Inc. (A)	1,738	37,836
DXP Enterprises, Inc. (A)	967	33,574
GATX Corp.	3,386	262,517
Houston Wire & Cable Company (A)	3,039	14,344
Kaman Corp.	2,465	146,569
Lawson Products, Inc. (A)	591	22,889
MRC Global, Inc. (A)	2,745	33,297
MSC Industrial Direct Company, Inc., Class A	969	70,282
NOW, Inc. (A)	9,114	104,538
Rush Enterprises, Inc., Class A	2,247	86,689
Rush Enterprises, Inc., Class B	1,545	61,692
SiteOne Landscape Supply, Inc. (A)	12,431	920,143
Textainer Group Holdings, Ltd. (A)	495	4,905
Titan Machinery, Inc. (A)	2,816	40,381
Transcat, Inc. (A)	1,532	39,235
Triton International, Ltd.	5,250	177,660
United Rentals, Inc. (A)	230	28,667
Univar Solutions, Inc. (A)	964	20,013
Veritiv Corp. (A)	889	16,073
WESCO International, Inc. (A)	4,092	195,475
Willis Lease Finance Corp. (A)	406	22,484
		3,053,273
Transportation infrastructure – 0.1%
Macquarie Infrastructure Corp.	2,843	112,213
		27,029,816
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 14.1%
Communications equipment – 0.7%
ADTRAN, Inc.	5,269	$59,777
BK Technologies Corp.	2,100	7,056
CalAmp Corp. (A)	900	10,368
Calix, Inc. (A)	2,971	18,985
CommScope Holding Company, Inc. (A)	5,531	65,045
Communications Systems, Inc.	1,800	8,226
Comtech Telecommunications Corp.	3,221	104,683
Digi International, Inc. (A)	4,813	65,553
EchoStar Corp., Class A (A)	4,430	175,517
Harmonic, Inc. (A)	4,356	28,662
Infinera Corp. (A)	8,291	45,186
InterDigital, Inc.	1,773	93,029
NETGEAR, Inc. (A)	3,391	109,258
NetScout Systems, Inc. (A)	5,458	125,861
Optical Cable Corp. (A)	931	3,324
Ribbon Communications, Inc. (A)	1,083	6,325
TESSCO Technologies, Inc.	1,750	25,148
		952,003
Electronic equipment, instruments and components – 4.8%
ADDvantage Technologies Group, Inc. (A)	428	856
Anixter International, Inc. (A)	2,372	163,953
Arlo Technologies, Inc. (A)	6,715	22,898
Arrow Electronics, Inc. (A)	8,290	618,268
Avnet, Inc.	11,186	497,609
AVX Corp.	14,148	215,050
Bel Fuse, Inc., Class B	1,641	24,664
Belden, Inc.	1,539	82,090
Benchmark Electronics, Inc.	3,813	110,806
Coherent, Inc. (A)	566	87,006
CTS Corp.	3,310	107,112
Daktronics, Inc.	3,929	29,016
ePlus, Inc. (A)	950	72,286
Fabrinet (A)	3,520	184,096
FARO Technologies, Inc. (A)	838	40,517
Flex, Ltd. (A)	22,654	237,074
Frequency Electronics, Inc. (A)	1,783	21,663
II-VI, Inc. (A)(B)	6,398	225,275
Insight Enterprises, Inc. (A)	3,865	215,242
Jabil, Inc.	12,515	447,662
KEMET Corp.	4,206	76,465
Key Tronic Corp. (A)	1,900	12,065
Kimball Electronics, Inc. (A)	4,314	62,596
Knowles Corp. (A)	6,866	139,654
Methode Electronics, Inc.	1,177	39,594
MTS Systems Corp.	626	34,587
OSI Systems, Inc. (A)	1,305	132,536
PC Connection, Inc.	3,391	131,910
Plexus Corp. (A)	3,089	193,093
RF Industries, Ltd.	120	850
Richardson Electronics, Ltd.	2,384	13,827
Rogers Corp. (A)	5,280	721,829
Sanmina Corp. (A)	7,035	225,894
ScanSource, Inc. (A)	2,542	77,658
SYNNEX Corp.	3,945	445,391
Tech Data Corp. (A)	3,227	336,382
TTM Technologies, Inc. (A)	11,753	143,328
Vishay Intertechnology, Inc.	12,996	220,022
Vishay Precision Group, Inc. (A)	1,686	55,200
		6,466,024
IT services – 2.1%
CACI International, Inc., Class A (A)	1,235	285,606
Conduent, Inc. (A)	5,456	33,936

212

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
DXC Technology Company	3,152	$92,984
EPAM Systems, Inc. (A)	4,172	760,639
ExlService Holdings, Inc. (A)	5,492	367,744
KBR, Inc.	8,336	204,565
ManTech International Corp., Class A	2,567	183,309
Perficient, Inc. (A)	2,608	100,617
Perspecta, Inc.	2,453	64,072
Steel Connect, Inc. (A)	216	374
Sykes Enterprises, Inc. (A)	4,751	145,571
Virtusa Corp. (A)	13,545	487,891
		2,727,308
Semiconductors and semiconductor equipment – 3.6%
Alpha & Omega Semiconductor, Ltd. (A)	3,869	47,511
Amkor Technology, Inc. (A)	19,605	178,406
Amtech Systems, Inc. (A)	2,404	12,741
Axcelis Technologies, Inc. (A)	3,360	57,422
AXT, Inc. (A)	4,229	15,055
Brooks Automation, Inc.	4,413	163,413
Cabot Microelectronics Corp.	3,681	519,794
Cirrus Logic, Inc. (A)	1,828	97,944
Cohu, Inc.	4,101	55,384
Diodes, Inc. (A)	3,753	150,683
DSP Group, Inc. (A)	1,726	24,311
Entegris, Inc.	11,925	561,191
First Solar, Inc. (A)	3,148	182,615
FormFactor, Inc. (A)	1,299	24,220
GSI Technology, Inc. (A)	3,507	30,721
Kulicke & Soffa Industries, Inc.	7,615	178,800
MACOM Technology Solutions Holdings, Inc. (A)	13,047	280,445
MKS Instruments, Inc.	2,088	192,681
Nanometrics, Inc. (A)	1,358	44,298
NeoPhotonics Corp. (A)	3,808	23,191
ON Semiconductor Corp. (A)	19,610	376,708
PDF Solutions, Inc. (A)	2,193	28,663
Photronics, Inc. (A)	10,302	112,086
Power Integrations, Inc.	4,562	412,542
Rambus, Inc. (A)	5,178	67,961
Rudolph Technologies, Inc. (A)	3,587	94,553
Silicon Laboratories, Inc. (A)	6,109	680,237
Synaptics, Inc. (A)	1,879	75,066
Ultra Clean Holdings, Inc. (A)	2,706	39,602
Veeco Instruments, Inc. (A)	2,996	34,993
Xperi Corp.	1,956	40,450
		4,803,687
Software – 2.6%
Aware, Inc. (A)	2,160	6,329
Bottomline Technologies DE, Inc. (A)	6,895	271,318
HubSpot, Inc. (A)	5,156	781,701
LogMeIn, Inc.	150	10,644
Mimecast, Ltd. (A)	18,355	654,723
Monotype Imaging Holdings, Inc.	1,489	29,497
OneSpan, Inc. (A)	1,048	15,196
Paylocity Holding Corp. (A)	8,211	801,229
Rapid7, Inc. (A)	18,174	824,918
RealNetworks, Inc. (A)	766	1,272
Seachange International, Inc. (A)	5,428	15,633
Synchronoss Technologies, Inc. (A)	2,743	14,812
TiVo Corp.	6,381	48,591
Verint Systems, Inc. (A)	402	17,198
		3,493,061
Technology hardware, storage and peripherals – 0.3%
AstroNova, Inc.	1,439	23,269
Stratasys, Ltd. (A)	2,906	61,912
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Super Micro Computer, Inc. (A)	4,794	$92,045
Xerox Holdings Corp.	8,939	267,365
		444,591
		18,886,674
Materials – 5.4%
Chemicals – 2.7%
American Vanguard Corp.	2,118	33,253
Ashland Global Holdings, Inc.	1,245	95,927
Balchem Corp.	7,495	743,429
Cabot Corp.	1,132	51,302
Core Molding Technologies, Inc. (A)	1,000	6,410
Element Solutions, Inc. (A)	14,525	147,865
Flotek Industries, Inc. (A)	1,771	3,896
FutureFuel Corp.	4,276	51,055
Hawkins, Inc.	730	31,025
HB Fuller Company	3,426	159,515
Huntsman Corp.	10,469	243,509
Innophos Holdings, Inc.	1,309	42,490
Innospec, Inc.	1,994	177,745
Intrepid Potash, Inc. (A)	5,049	16,510
Kraton Corp. (A)	3,085	99,615
LSB Industries, Inc. (A)	567	2,937
Minerals Technologies, Inc.	2,502	132,831
Olin Corp.	6,642	124,338
PolyOne Corp.	20,721	676,541
PQ Group Holdings, Inc. (A)	1,655	26,381
Rayonier Advanced Materials, Inc.	800	3,464
Stepan Company	1,533	148,793
The Mosaic Company	18,022	369,451
Trecora Resources (A)	2,774	25,021
Tredegar Corp.	1,654	32,286
Trinseo SA	690	29,636
Tronox Holdings PLC, Class A	4,982	41,351
Westlake Chemical Corp.	2,025	132,678
		3,649,254
Construction materials – 0.1%
Summit Materials, Inc., Class A (A)	5,018	111,400
United States Lime & Minerals, Inc.	686	52,479
		163,879
Containers and packaging – 0.4%
Graphic Packaging Holding Company	12,264	180,894
Greif, Inc., Class A	1,678	63,579
Greif, Inc., Class B	498	22,689
Owens-Illinois, Inc.	1,355	13,916
Sonoco Products Company	1,795	104,487
Westrock Company	3,417	124,550
		510,115
Metals and mining – 1.6%
Alcoa Corp. (A)	9,078	182,195
Allegheny Technologies, Inc. (A)	4,065	82,316
Ampco-Pittsburgh Corp. (A)	1,644	6,050
Carpenter Technology Corp.	4,255	219,813
Century Aluminum Company (A)	6,579	43,652
Coeur Mining, Inc. (A)	5,562	26,753
Commercial Metals Company	5,611	97,519
Ferroglobe PLC (A)	3,057	3,454
Friedman Industries, Inc.	1,511	9,806
Haynes International, Inc.	458	16,415
Hecla Mining Company	35,139	61,845
Materion Corp.	2,348	144,073
Nexa Resources SA	900	8,469
Olympic Steel, Inc.	2,383	34,315
Reliance Steel & Aluminum Company	5,393	537,466

213

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Schnitzer Steel Industries, Inc., Class A	4,262	$88,053
Steel Dynamics, Inc.	8,168	243,406
SunCoke Energy, Inc. (A)	6,433	36,282
Synalloy Corp.	2,039	32,522
TimkenSteel Corp. (A)	2,689	16,914
United States Steel Corp. (B)	9,180	106,029
Universal Stainless & Alloy Products, Inc. (A)	1,562	24,367
Worthington Industries, Inc.	3,622	130,573
		2,152,287
Paper and forest products – 0.6%
Boise Cascade Company	2,384	77,695
Clearwater Paper Corp. (A)	1,597	33,729
Domtar Corp.	5,313	190,259
Louisiana-Pacific Corp.	5,586	137,304
Mercer International, Inc.	9,458	118,603
Neenah, Inc.	193	12,568
PH Glatfelter Company	4,610	70,948
Resolute Forest Products, Inc.	9,682	45,505
Schweitzer-Mauduit International, Inc.	1,971	73,794
Verso Corp., Class A (A)	1,405	17,394
		777,799
		7,253,334
Real estate – 1.3%
Equity real estate investment trusts – 1.1%
QTS Realty Trust, Inc., Class A	13,661	702,312
STAG Industrial, Inc.	25,237	743,987
		1,446,299
Real estate management and development – 0.2%
Consolidated-Tomoka Land Company	178	11,677
Forestar Group, Inc. (A)	155	2,833
FRP Holdings, Inc. (A)	982	47,156
Griffin Industrial Realty, Inc.	892	33,851
Rafael Holdings, Inc., Class B (A)	500	10,480
RE/MAX Holdings, Inc., Class A	493	15,855
Realogy Holdings Corp. (B)	9,825	65,631
Stratus Properties, Inc. (A)	1,025	30,104
Tejon Ranch Company (A)	1,709	29,002
The St. Joe Company (A)	1,296	22,200
		268,789
		1,715,088
Utilities – 0.2%
Independent power and renewable electricity producers – 0.2%
Ormat Technologies, Inc.	2,067	153,557
TerraForm Power, Inc., Class A	3,126	56,971
		210,528
TOTAL COMMON STOCKS (Cost $123,794,428)		$132,544,266
SECURITIES LENDING COLLATERAL – 1.4%
John Hancock Collateral Trust, 2.1169% (D)(E)	186,537	1,866,621
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,866,643)		$1,866,621
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.7%
Money market funds – 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.9456% (D)	921,165	$921,165
TOTAL SHORT-TERM INVESTMENTS (Cost $921,165)		$921,165
Total Investments (Small Cap Opportunities Trust) (Cost $126,582,236) – 101.3%		$135,332,052
Other assets and liabilities, net – (1.3%)		(1,675,028)
TOTAL NET ASSETS – 100.0%		$133,657,024
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $1,812,833.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 9-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.5%
Communication services – 1.2%
Diversified telecommunication services – 0.7%
Bandwidth, Inc., Class A (A)(B)	29,527	$1,922,503
Media – 0.5%
Cardlytics, Inc. (A)(B)	47,162	1,580,870
		3,503,373
Consumer discretionary – 18.3%
Auto components – 0.8%
LCI Industries	25,262	2,320,315
Automobiles – 0.7%
Winnebago Industries, Inc.	50,073	1,920,300
Diversified consumer services – 1.6%
Chegg, Inc. (A)(B)	90,929	2,723,324
Grand Canyon Education, Inc. (A)	20,834	2,045,899
		4,769,223
Hotels, restaurants and leisure – 3.1%
Marriott Vacations Worldwide Corp.	50,493	5,231,580
Planet Fitness, Inc., Class A (A)	44,746	2,589,451
The Cheesecake Factory, Inc.	23,200	966,976
		8,788,007
Household durables – 3.7%
Cavco Industries, Inc. (A)	16,019	3,077,090
Century Communities, Inc. (A)	72,784	2,229,374
Skyline Champion Corp. (A)	172,402	5,187,576
		10,494,040
Leisure products – 3.6%
Acushnet Holdings Corp.	150,903	3,983,839
BRP, Inc.	103,726	4,035,985
YETI Holdings, Inc. (A)(B)	79,981	2,239,468
		10,259,292
Specialty retail – 2.4%
Five Below, Inc. (A)	22,922	2,890,464
Floor & Decor Holdings, Inc., Class A (A)	77,381	3,958,038
		6,848,502

214

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods – 2.4%
Carter's, Inc.	51,000	$4,651,710
Under Armour, Inc., Class C (A)	128,273	2,325,589
		6,977,299
		52,376,978
Consumer staples – 1.4%
Beverages – 0.6%
MGP Ingredients, Inc. (B)	35,345	1,755,940
Food and staples retailing – 0.8%
Performance Food Group Company (A)	48,920	2,250,809
		4,006,749
Energy – 0.7%
Oil, gas and consumable fuels – 0.7%
Viper Energy Partners LP (B)	74,941	2,073,617
Financials – 6.5%
Banks – 4.3%
Atlantic Union Bankshares Corp.	95,786	3,567,550
BancorpSouth Bank	108,614	3,216,061
CenterState Bank Corp.	80,899	1,940,363
Sterling Bancorp	178,077	3,572,225
		12,296,199
Capital markets – 0.6%
Ares Management Corp., Class A	59,875	1,605,249
Consumer finance – 0.5%
PRA Group, Inc. (A)	42,944	1,451,078
Thrifts and mortgage finance – 1.1%
MGIC Investment Corp.	259,394	3,263,177
		18,615,703
Health care – 27.2%
Biotechnology – 10.2%
ACADIA Pharmaceuticals, Inc. (A)	28,092	1,011,031
Amicus Therapeutics, Inc. (A)	209,998	1,684,184
Apellis Pharmaceuticals, Inc. (A)	68,711	1,655,248
Arena Pharmaceuticals, Inc. (A)	55,950	2,560,832
Ascendis Pharma A/S, ADR (A)	12,470	1,201,110
Blueprint Medicines Corp. (A)	16,691	1,226,288
CytomX Therapeutics, Inc. (A)	46,959	346,557
Exact Sciences Corp. (A)	37,019	3,345,407
G1 Therapeutics, Inc. (A)(B)	49,380	1,124,876
Galapagos NV, ADR (A)	24,545	3,747,040
Heron Therapeutics, Inc. (A)(B)	53,325	986,513
Iovance Biotherapeutics, Inc. (A)	67,920	1,236,144
Karyopharm Therapeutics, Inc. (A)	90,194	867,666
Orchard Therapeutics PLC, ADR (A)	108,080	1,283,990
Portola Pharmaceuticals, Inc. (A)(B)	40,590	1,088,624
Ra Pharmaceuticals, Inc. (A)	51,429	1,216,296
Rhythm Pharmaceuticals, Inc. (A)(B)	37,265	804,551
Sage Therapeutics, Inc. (A)(B)	11,107	1,558,201
Sangamo Therapeutics, Inc. (A)(B)	174,892	1,582,773
UroGen Pharma, Ltd. (A)(B)	26,300	626,726
		29,154,057
Health care equipment and supplies – 9.5%
Globus Medical, Inc., Class A (A)(B)	60,828	3,109,527
Haemonetics Corp. (A)	45,968	5,798,404
Hill-Rom Holdings, Inc.	37,238	3,918,555
Insulet Corp. (A)(B)	46,939	7,741,649
Penumbra, Inc. (A)(B)	17,496	2,353,037
Tandem Diabetes Care, Inc. (A)	72,607	4,282,361
		27,203,533
Health care providers and services – 1.3%
Amedisys, Inc. (A)	29,242	3,830,994
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology – 3.3%
HMS Holdings Corp. (A)	108,477	$3,738,660
Omnicell, Inc. (A)	79,506	5,745,899
		9,484,559
Life sciences tools and services – 1.2%
PRA Health Sciences, Inc. (A)	33,599	3,334,029
Pharmaceuticals – 1.7%
Aerie Pharmaceuticals, Inc. (A)(B)	39,664	762,342
MyoKardia, Inc. (A)(B)	41,759	2,177,732
Reata Pharmaceuticals, Inc., Class A (A)(B)	10,651	855,169
Revance Therapeutics, Inc. (A)	76,314	992,082
		4,787,325
		77,794,497
Industrials – 17.6%
Aerospace and defense – 3.1%
Aerojet Rocketdyne Holdings, Inc. (A)	69,672	3,519,133
Axon Enterprise, Inc. (A)	28,853	1,638,273
Curtiss-Wright Corp.	28,619	3,702,440
		8,859,846
Building products – 1.2%
Advanced Drainage Systems, Inc.	103,379	3,336,040
Commercial services and supplies – 2.6%
McGrath RentCorp	59,310	4,127,383
The Brink's Company	40,748	3,380,047
		7,507,430
Construction and engineering – 1.2%
Argan, Inc.	84,004	3,300,517
Electrical equipment – 1.0%
EnerSys	42,722	2,817,089
Machinery – 7.1%
Actuant Corp., Class A	127,476	2,796,823
Chart Industries, Inc. (A)	53,133	3,313,374
ITT, Inc.	110,174	6,741,547
Rexnord Corp. (A)	279,236	7,553,334
		20,405,078
Professional services – 1.4%
TriNet Group, Inc. (A)	64,430	4,006,902
		50,232,902
Information technology – 14.6%
Electronic equipment, instruments and components – 1.4%
Zebra Technologies Corp., Class A (A)	18,920	3,904,520
IT services – 4.0%
Endava PLC, ADR (A)	50,885	1,925,997
EPAM Systems, Inc. (A)	10,346	1,886,283
LiveRamp Holdings, Inc. (A)	55,853	2,399,445
Science Applications International Corp.	61,748	5,393,688
		11,605,413
Semiconductors and semiconductor equipment – 2.9%
Entegris, Inc.	70,305	3,308,553
Tower Semiconductor, Ltd. (A)	253,499	4,877,321
		8,185,874
Software – 6.3%
DraftKings, Inc. (A)(C)(D)	327,094	909,321
Fair Isaac Corp. (A)	6,712	2,037,226
Five9, Inc. (A)(B)	48,239	2,592,364
Globant SA (A)	14,814	1,356,666
Guidewire Software, Inc. (A)(B)	29,911	3,152,021
HubSpot, Inc. (A)	12,386	1,877,841
Mimecast, Ltd. (A)	114,893	4,098,233

215

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Rapid7, Inc. (A)	43,289	$1,964,888
		17,988,560
		41,684,367
Materials – 3.1%
Chemicals – 1.3%
Ingevity Corp. (A)	43,630	3,701,569
Metals and mining – 1.8%
Carpenter Technology Corp.	100,089	5,170,598
		8,872,167
Real estate – 6.9%
Equity real estate investment trusts – 5.5%
Agree Realty Corp.	49,847	3,646,308
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	169,499	4,940,896
NexPoint Residential Trust, Inc.	88,606	4,143,217
Xenia Hotels & Resorts, Inc.	149,090	3,148,781
		15,879,202
Real estate management and development – 1.4%
Kennedy-Wilson Holdings, Inc.	177,252	3,885,364
		19,764,566
TOTAL COMMON STOCKS (Cost $259,102,672)		$278,924,919
PREFERRED SECURITIES – 0.9%
Consumer discretionary – 0.4%
Diversified consumer services – 0.4%
The Honest Company, Inc., Series D (A)(C)(D)	26,954	1,026,678
Information technology – 0.5%
Software – 0.5%
MarkLogic Corp., Series F (A)(C)(D)	153,423	1,509,682
TOTAL PREFERRED SECURITIES (Cost $3,015,165)		$2,536,360
SECURITIES LENDING COLLATERAL – 10.2%
John Hancock Collateral Trust, 2.1169% (E)(F)	2,914,875	29,168,280
TOTAL SECURITIES LENDING COLLATERAL (Cost $29,169,183)		$29,168,280
SHORT-TERM INVESTMENTS – 1.2%
Repurchase agreement – 1.2%
Societe Generale SA Tri-Party Repurchase Agreement dated 9-30-19 at 2.320% to be repurchased at $3,400,219 on 10-1-19, collateralized by $789,910 Federal National Mortgage Association, 3.500% due 6-1-49 (valued at $813,732, including interest) and $2,505,380 Government National Mortgage Association, 4.500% - 5.000% due 4-20-48 to 1-20-49 (valued at $2,654,268, including interest)	$3,400,000	3,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,400,000)		$3,400,000
Total Investments (Small Cap Stock Trust) (Cost $294,687,020) – 109.8%		$314,029,559
Other assets and liabilities, net – (9.8%)		(28,079,667)
TOTAL NET ASSETS – 100.0%		$285,949,892
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Small Cap Stock Trust (continued)
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $28,503,603.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Consumer discretionary – 5.8%
Auto components – 1.9%
Cooper Tire & Rubber Company	149,041	$3,892,951
Gentherm, Inc. (A)	136,699	5,616,278
		9,509,229
Hotels, restaurants and leisure – 0.2%
Aramark	26,930	1,173,609
Household durables – 2.3%
Helen of Troy, Ltd. (A)	25,380	4,001,411
TRI Pointe Group, Inc. (A)	484,445	7,286,053
		11,287,464
Specialty retail – 0.5%
The Cato Corp., Class A	142,246	2,504,952
Textiles, apparel and luxury goods – 0.9%
Kontoor Brands, Inc.	122,230	4,290,273
		28,765,527
Consumer staples – 4.4%
Beverages – 1.6%
C&C Group PLC	1,783,763	8,070,380
Food products – 1.6%
Cranswick PLC	193,250	7,006,297
Post Holdings, Inc. (A)	6,025	637,686
		7,643,983
Household products – 1.2%
Spectrum Brands Holdings, Inc.	109,325	5,763,614
		21,477,977
Energy – 5.7%
Energy equipment and services – 2.0%
Era Group, Inc. (A)	221,752	2,341,701
SEACOR Holdings, Inc. (A)	115,783	5,449,906
SEACOR Marine Holdings, Inc. (A)	172,073	2,162,958
		9,954,565
Oil, gas and consumable fuels – 3.7%
Dorian LPG, Ltd. (A)	398,217	4,125,525
Kosmos Energy, Ltd.	738,460	4,607,990
Magnolia Oil & Gas Corp., Class A (A)(B)	400,640	4,447,104
Scorpio Tankers, Inc.	164,832	4,905,400
		18,086,019
		28,040,584
Financials – 18.5%
Banks – 12.6%
1st Source Corp.	102,515	4,688,011
Atlantic Union Bankshares Corp.	188,830	7,032,973
Banc of California, Inc. (B)	487,825	6,897,846
First Busey Corp.	225,253	5,694,396
First Midwest Bancorp, Inc.	503,686	9,811,803

216

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Flushing Financial Corp.	250,446	$5,060,261
Great Western Bancorp, Inc.	248,006	8,184,198
Hancock Whitney Corp.	21,915	839,235
International Bancshares Corp.	220,189	8,503,699
Synovus Financial Corp.	140,208	5,013,838
Webster Financial Corp.	13,405	628,292
		62,354,552
Capital markets – 1.2%
Ares Capital Corp.	23,011	428,810
Solar Capital, Ltd.	265,004	5,472,333
		5,901,143
Insurance – 2.9%
Alleghany Corp. (A)	1,903	1,518,137
Assured Guaranty, Ltd.	12,550	557,973
Kemper Corp.	80,305	6,259,775
Reinsurance Group of America, Inc.	4,890	781,813
White Mountains Insurance Group, Ltd. (B)	4,830	5,216,400
		14,334,098
Thrifts and mortgage finance – 1.8%
Northwest Bancshares, Inc.	530,845	8,700,550
		91,290,343
Health care – 3.2%
Health care equipment and supplies – 0.6%
Natus Medical, Inc. (A)	91,265	2,905,878
STERIS PLC	1,265	182,780
		3,088,658
Health care providers and services – 0.9%
AMN Healthcare Services, Inc. (A)	76,180	4,384,921
Health care technology – 1.7%
Allscripts Healthcare Solutions, Inc. (A)	777,842	8,540,705
		16,014,284
Industrials – 31.9%
Aerospace and defense – 0.8%
Astronics Corp. (A)	137,773	4,047,771
Air freight and logistics – 1.5%
Forward Air Corp.	115,835	7,381,006
Building products – 3.0%
American Woodmark Corp. (A)	96,590	8,587,817
Tyman PLC	2,171,539	6,435,192
		15,023,009
Commercial services and supplies – 5.4%
ACCO Brands Corp.	729,990	7,205,001
BrightView Holdings, Inc. (A)	135,692	2,327,118
Clean Harbors, Inc. (A)	10,050	775,860
Matthews International Corp., Class A	120,780	4,274,404
SP Plus Corp. (A)	159,153	5,888,661
Steelcase, Inc., Class A	329,670	6,065,928
		26,536,972
Construction and engineering – 2.2%
Primoris Services Corp.	183,770	3,603,730
Valmont Industries, Inc.	50,980	7,057,671
		10,661,401
Electrical equipment – 1.5%
Thermon Group Holdings, Inc. (A)	327,438	7,524,525
Machinery – 8.9%
Albany International Corp., Class A	29,714	2,679,014
ESCO Technologies, Inc.	127,312	10,128,943
Luxfer Holdings PLC	382,309	5,956,374
Mueller Industries, Inc.	370,365	10,622,068
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
SPX FLOW, Inc. (A)	36,610	$1,444,631
TriMas Corp. (A)	419,321	12,852,189
		43,683,219
Professional services – 6.5%
CBIZ, Inc. (A)	83,403	1,959,971
Forrester Research, Inc.	135,928	4,368,726
FTI Consulting, Inc. (A)	18,360	1,945,976
Huron Consulting Group, Inc. (A)	162,176	9,947,876
ICF International, Inc.	70,695	5,971,607
Mistras Group, Inc. (A)	45,233	741,821
Navigant Consulting, Inc.	254,230	7,105,729
		32,041,706
Road and rail – 0.8%
Saia, Inc. (A)	40,480	3,792,976
Trading companies and distributors – 1.3%
GATX Corp.	85,805	6,652,462
		157,345,047
Information technology – 7.6%
Electronic equipment, instruments and components – 4.7%
Belden, Inc.	204,194	10,891,708
Coherent, Inc. (A)(B)	28,100	4,319,532
CTS Corp.	200,740	6,495,946
ScanSource, Inc. (A)	37,685	1,151,277
		22,858,463
IT services – 2.0%
WNS Holdings, Ltd., ADR (A)	169,929	9,983,329
Semiconductors and semiconductor equipment – 0.8%
Rudolph Technologies, Inc. (A)	154,460	4,071,566
Software – 0.1%
CDK Global, Inc.	10,820	520,334
		37,433,692
Materials – 5.9%
Chemicals – 4.2%
Orion Engineered Carbons SA	468,395	7,826,880
Sensient Technologies Corp.	102,680	7,048,982
Stepan Company	62,140	6,031,308
		20,907,170
Containers and packaging – 0.2%
Sealed Air Corp.	19,100	792,841
Paper and forest products – 1.5%
Neenah, Inc. (B)	112,335	7,315,255
		29,015,266
Real estate – 12.4%
Equity real estate investment trusts – 12.4%
Alexander & Baldwin, Inc.	358,800	8,794,188
Brandywine Realty Trust	435,390	6,596,159
Corporate Office Properties Trust	286,847	8,542,304
DiamondRock Hospitality Company	460,963	4,724,871
Physicians Realty Trust	518,070	9,195,743
PotlatchDeltic Corp.	222,617	9,146,219
RPT Realty	660,702	8,952,512
Summit Hotel Properties, Inc.	431,274	5,002,778
		60,954,774
Utilities – 2.0%
Gas utilities – 2.0%
New Jersey Resources Corp.	85,753	3,877,751
Spire, Inc.	54,990	4,797,328
UGI Corp.	20,295	1,020,230
		9,695,309
TOTAL COMMON STOCKS (Cost $408,298,698)		$480,032,803

217

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL – 1.1%
John Hancock Collateral Trust, 2.1169% (C)(D)	555,295	$5,556,666
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,556,883)		$5,556,666
SHORT-TERM INVESTMENTS – 2.6%
Repurchase agreement – 2.6%
Bank of America Tri-Party Repurchase Agreement dated 9-30-19 at 2.320% to be repurchased at $12,800,825 on 10-1-19, collateralized by $11,871,505 Government National Mortgage Association, 4.274% - 4.479% due 6-20-68 to 8-20-69 (valued at $13,056,001, including interest)	$12,800,000	12,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,800,000)		$12,800,000
Total Investments (Small Cap Value Trust) (Cost $426,655,581) – 101.1%		$498,389,469
Other assets and liabilities, net – (1.1%)		(5,185,112)
TOTAL NET ASSETS – 100.0%		$493,204,357
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $5,406,572.
(C)	The rate shown is the annualized seven-day yield as of 9-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Communication services – 2.1%
Entertainment – 0.3%
Rosetta Stone, Inc. (A)	30,736	$534,806
Media – 1.8%
Cable One, Inc.	1,688	2,117,934
Scholastic Corp.	13,677	516,444
		2,634,378
		3,169,184
Consumer discretionary – 9.0%
Auto components – 2.0%
Dorman Products, Inc. (A)	14,199	1,129,388
Garrett Motion, Inc. (A)	49,831	496,317
LCI Industries	9,085	834,457
Visteon Corp. (A)	5,884	485,665
		2,945,827
Distributors – 1.2%
Pool Corp.	8,803	1,775,565
Diversified consumer services – 1.3%
American Public Education, Inc. (A)	13,285	296,787
Strategic Education, Inc.	11,600	1,576,208
		1,872,995
Hotels, restaurants and leisure – 0.6%
Marriott Vacations Worldwide Corp.	4,582	474,741
Papa John's International, Inc.	1,039	54,392
Red Robin Gourmet Burgers, Inc. (A)	10,590	352,223
		881,356
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables – 0.9%
Cavco Industries, Inc. (A)	7,060	$1,356,155
Specialty retail – 2.0%
Aaron's, Inc.	30,576	1,964,814
Express, Inc. (A)	42,767	147,118
Lumber Liquidators Holdings, Inc. (A)	20,549	202,819
Monro, Inc.	9,200	726,892
		3,041,643
Textiles, apparel and luxury goods – 1.0%
Culp, Inc.	23,648	385,462
Steven Madden, Ltd.	30,490	1,091,237
		1,476,699
		13,350,240
Consumer staples – 2.8%
Food and staples retailing – 0.1%
Grocery Outlet Holding Corp. (A)	4,867	168,788
Food products – 2.7%
Nomad Foods, Ltd. (A)	96,333	1,974,827
Post Holdings, Inc. (A)	10,478	1,108,992
The Hain Celestial Group, Inc. (A)	6,900	148,178
The Simply Good Foods Company (A)	27,679	802,414
		4,034,411
		4,203,199
Energy – 5.5%
Energy equipment and services – 2.1%
Apergy Corp. (A)	21,316	576,598
Cactus, Inc., Class A (A)	16,557	479,160
Dril-Quip, Inc. (A)	8,080	405,454
Frank's International NV (A)	64,269	305,278
Keane Group, Inc. (A)(B)	97,258	589,383
Liberty Oilfield Services, Inc., Class A (B)	17,332	187,706
TETRA Technologies, Inc. (A)	270,625	543,956
		3,087,535
Oil, gas and consumable fuels – 3.4%
Delek US Holdings, Inc. (B)	7,900	286,770
International Seaways, Inc. (A)	41,606	801,327
Jagged Peak Energy, Inc. (A)(B)	44,747	324,863
Kimbell Royalty Partners LP (B)	23,018	338,595
Kosmos Energy, Ltd.	79,859	498,320
Magnolia Oil & Gas Corp., Class A (A)(B)	44,200	490,620
Matador Resources Company (A)	41,096	679,317
REX American Resources Corp. (A)	9,668	737,958
WPX Energy, Inc. (A)	90,291	956,182
		5,113,952
		8,201,487
Financials – 27.3%
Banks – 16.3%
Atlantic Capital Bancshares, Inc. (A)	21,420	371,423
BankUnited, Inc.	46,885	1,576,274
BOK Financial Corp.	8,817	697,866
CenterState Bank Corp.	40,300	966,596
Columbia Banking System, Inc.	37,964	1,400,872
CrossFirst Bankshares, Inc. (A)	19,106	273,311
East West Bancorp, Inc.	17,100	757,359
FB Financial Corp.	24,239	910,174
Glacier Bancorp, Inc.	28,633	1,158,491
HarborOne Bancorp, Inc. (A)	58,500	588,803
Heritage Commerce Corp.	36,556	429,716
Heritage Financial Corp.	22,883	616,926
Home BancShares, Inc.	119,396	2,244,048

218

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hope Bancorp, Inc.	51,869	$743,801
Howard Bancorp, Inc. (A)	25,822	430,969
Live Oak Bancshares, Inc. (B)	17,798	322,144
National Bank Holdings Corp., Class A	34,281	1,172,067
Origin Bancorp, Inc.	15,563	525,096
Pinnacle Financial Partners, Inc.	23,302	1,322,389
Popular, Inc.	20,475	1,107,288
Prosperity Bancshares, Inc. (B)	16,749	1,182,982
SVB Financial Group (A)	1,580	330,141
Texas Capital Bancshares, Inc. (A)	15,090	824,669
Towne Bank	49,945	1,388,721
Webster Financial Corp.	24,655	1,155,580
Western Alliance Bancorp	19,453	896,394
Wintrust Financial Corp.	11,767	760,501
		24,154,601
Capital markets – 2.3%
Cboe Global Markets, Inc.	3,340	383,799
Hercules Capital, Inc.	59,227	791,865
Houlihan Lokey, Inc.	21,362	963,426
Main Street Capital Corp. (B)	15,474	668,632
Virtus Investment Partners, Inc.	4,895	541,240
		3,348,962
Consumer finance – 0.2%
Green Dot Corp., Class A (A)	11,553	291,713
SLM Corp.	8,700	76,778
		368,491
Diversified financial services – 0.1%
Conyers Park II Acquisition Corp. (A)	20,312	215,917
Insurance – 2.9%
Assured Guaranty, Ltd.	8,551	380,177
Axis Capital Holdings, Ltd.	6,121	408,393
Employers Holdings, Inc.	14,650	638,447
James River Group Holdings, Ltd.	2,900	148,596
Palomar Holdings, Inc. (A)(B)	5,562	219,254
ProAssurance Corp.	22,514	906,639
Safety Insurance Group, Inc.	6,646	673,439
State Auto Financial Corp.	26,576	860,797
		4,235,742
Mortgage real estate investment trusts – 1.1%
Capstead Mortgage Corp.	82,473	606,177
PennyMac Mortgage Investment Trust	25,124	558,507
Redwood Trust, Inc.	31,793	521,723
		1,686,407
Thrifts and mortgage finance – 4.4%
Meridian Bancorp, Inc.	48,691	912,956
PCSB Financial Corp.	26,403	527,796
PDL Community Bancorp (A)	26,748	376,077
PennyMac Financial Services, Inc. (A)	40,871	1,241,661
Radian Group, Inc.	53,213	1,215,385
Sterling Bancorp, Inc.	33,450	326,472
WSFS Financial Corp.	44,815	1,976,342
		6,576,689
		40,586,809
Health care – 6.6%
Biotechnology – 0.7%
Momenta Pharmaceuticals, Inc. (A)	31,718	411,065
Radius Health, Inc. (A)	7,900	203,425
Ultragenyx Pharmaceutical, Inc. (A)	2,338	100,020
Xencor, Inc. (A)	9,100	306,943
		1,021,453
Health care equipment and supplies – 3.9%
Atrion Corp.	1,824	1,421,206
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Avanos Medical, Inc. (A)	26,803	$1,004,040
Envista Holdings Corp. (A)	24,253	676,174
Mesa Laboratories, Inc.	2,903	690,246
Quidel Corp. (A)	18,377	1,127,429
West Pharmaceutical Services, Inc.	6,000	850,920
		5,770,015
Health care providers and services – 1.6%
Molina Healthcare, Inc. (A)	3,213	352,530
Select Medical Holdings Corp. (A)	59,532	986,445
The Ensign Group, Inc.	21,338	1,012,061
		2,351,036
Health care technology – 0.2%
Health Catalyst, Inc. (A)(B)	3,312	104,792
Phreesia, Inc. (A)(B)	8,789	213,045
		317,837
Life sciences tools and services – 0.0%
10X Genomics, Inc., Class A (A)	1,077	54,281
Pharmaceuticals – 0.2%
Cara Therapeutics, Inc. (A)(B)	12,925	236,269
		9,750,891
Industrials – 14.2%
Aerospace and defense – 2.4%
Cubic Corp.	19,515	1,374,441
Parsons Corp. (A)	13,658	450,441
Triumph Group, Inc.	78,369	1,793,083
		3,617,965
Building products – 0.8%
Universal Forest Products, Inc.	29,261	1,166,929
Commercial services and supplies – 2.5%
Brady Corp., Class A	13,190	699,730
McGrath RentCorp	15,850	1,103,002
MSA Safety, Inc.	6,202	676,700
Stericycle, Inc. (A)(B)	15,356	782,081
The Brink's Company	5,850	485,258
		3,746,771
Construction and engineering – 0.9%
Aegion Corp. (A)	61,388	1,312,475
Electrical equipment – 0.4%
Thermon Group Holdings, Inc. (A)	21,769	500,252
Machinery – 2.9%
Blue Bird Corp. (A)	23,973	456,326
CIRCOR International, Inc. (A)(B)	25,120	943,256
ESCO Technologies, Inc.	16,160	1,285,690
Helios Technologies, Inc.	19,771	802,109
RBC Bearings, Inc. (A)	4,015	666,129
SPX Corp. (A)	3,800	152,038
		4,305,548
Marine – 0.4%
Kirby Corp. (A)	7,300	599,768
Professional services – 1.8%
Clarivate Analytics PLC (A)(B)	22,438	378,529
FTI Consulting, Inc. (A)	17,494	1,854,189
Huron Consulting Group, Inc. (A)	8,062	494,523
		2,727,241
Road and rail – 1.7%
Genesee & Wyoming, Inc., Class A (A)	3,302	364,904
Landstar System, Inc.	15,297	1,722,136
Universal Logistics Holdings, Inc.	17,349	403,885
		2,490,925

219

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors – 0.4%
Beacon Roofing Supply, Inc. (A)	18,393	$616,717
		21,084,591
Information technology – 9.2%
Communications equipment – 0.8%
Harmonic, Inc. (A)	181,104	1,191,664
Electronic equipment, instruments and components – 3.9%
Belden, Inc.	45,483	2,426,063
Knowles Corp. (A)	63,196	1,285,407
Littelfuse, Inc.	11,532	2,044,739
		5,756,209
IT services – 0.6%
Conduent, Inc. (A)	39,705	246,965
GTT Communications, Inc. (A)(B)	24,700	232,674
I3 Verticals, Inc., Class A (A)	23,290	468,595
		948,234
Semiconductors and semiconductor equipment – 2.1%
Cabot Microelectronics Corp.	9,358	1,321,443
Entegris, Inc.	12,576	591,827
MaxLinear, Inc. (A)	31,850	712,803
Rudolph Technologies, Inc. (A)	15,000	395,400
Semtech Corp. (A)	2,353	114,379
		3,135,852
Software – 1.8%
Ceridian HCM Holding, Inc. (A)(B)	18,945	935,315
Cision, Ltd. (A)	35,017	269,281
Cloudflare, Inc., Class A (A)	21,879	406,293
Q2 Holdings, Inc. (A)	2,405	189,682
RealPage, Inc. (A)(B)	6,982	438,889
Zendesk, Inc. (A)	6,165	449,305
		2,688,765
		13,720,724
Materials – 4.3%
Chemicals – 1.4%
American Vanguard Corp.	25,495	400,272
Balchem Corp. (B)	1,700	168,623
Minerals Technologies, Inc.	14,526	771,185
Quaker Chemical Corp. (B)	4,418	698,663
		2,038,743
Containers and packaging – 0.7%
Myers Industries, Inc.	59,115	1,043,380
Metals and mining – 1.8%
Carpenter Technology Corp.	22,593	1,167,154
Constellium SE (A)	66,080	839,877
Reliance Steel & Aluminum Company	7,263	723,831
		2,730,862
Paper and forest products – 0.4%
Clearwater Paper Corp. (A)	25,074	529,563
		6,342,548
Real estate – 10.8%
Equity real estate investment trusts – 10.2%
Acadia Realty Trust	21,553	615,985
American Campus Communities, Inc.	16,504	793,512
Cedar Realty Trust, Inc.	228,417	685,251
Douglas Emmett, Inc.	15,000	642,450
EastGroup Properties, Inc.	10,061	1,257,826
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,066	1,022,174
Healthcare Realty Trust, Inc.	40,165	1,345,528
JBG SMITH Properties	32,299	1,266,444
Kilroy Realty Corp.	9,589	746,887
PotlatchDeltic Corp.	28,813	1,183,782
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
PS Business Parks, Inc.	7,531	$1,370,265
QTS Realty Trust, Inc., Class A	4,586	235,766
Saul Centers, Inc.	14,945	814,652
Sunstone Hotel Investors, Inc.	72,859	1,001,083
Terreno Realty Corp.	32,948	1,683,313
Washington Real Estate Investment Trust	14,541	397,842
		15,062,760
Real estate management and development – 0.6%
The St. Joe Company (A)(B)	53,091	909,449
		15,972,209
Utilities – 6.7%
Electric utilities – 2.4%
MGE Energy, Inc.	8,684	693,591
PNM Resources, Inc.	39,067	2,034,609
Portland General Electric Company	13,409	755,865
		3,484,065
Gas utilities – 3.6%
Atmos Energy Corp.	2,502	284,953
Chesapeake Utilities Corp.	18,794	1,791,444
ONE Gas, Inc.	20,004	1,922,584
RGC Resources, Inc.	6,884	201,288
Southwest Gas Holdings, Inc.	11,924	1,085,561
		5,285,830
Multi-utilities – 0.2%
NorthWestern Corp.	4,166	312,658
Water utilities – 0.5%
California Water Service Group (B)	14,795	783,099
		9,865,652
TOTAL COMMON STOCKS (Cost $120,465,202)		$146,247,534
SECURITIES LENDING COLLATERAL – 5.4%
John Hancock Collateral Trust, 2.1169% (C)(D)	810,346	8,108,891
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,109,145)		$8,108,891
SHORT-TERM INVESTMENTS – 1.3%
Money market funds – 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (C)	500,000	500,000
T. Rowe Price Government Reserve Fund, 2.0381% (C)	1,419,698	1,419,698
		1,919,698
TOTAL SHORT-TERM INVESTMENTS (Cost $1,919,698)		$1,919,698
Total Investments (Small Company Value Trust) (Cost $130,494,045) – 105.2%		$156,276,123
Other assets and liabilities, net – (5.2%)		(7,794,421)
TOTAL NET ASSETS – 100.0%		$148,481,702
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $7,891,509.
(C)	The rate shown is the annualized seven-day yield as of 9-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

220

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.9%
Communication services – 7.7%
Diversified telecommunication services – 1.9%
Anterix, Inc. (A)	1,725	$62,445
AT&T, Inc.	1,568,589	59,355,408
ATN International, Inc.	1,956	114,172
Bandwidth, Inc., Class A (A)	2,866	186,605
BT Group PLC	1,870,604	4,103,005
Cellnex Telecom SA (A)(B)	43,078	1,779,274
CenturyLink, Inc.	210,739	2,630,023
Cincinnati Bell, Inc. (A)(C)	9,367	47,491
Cogent Communications Holdings, Inc.	7,312	402,891
Consolidated Communications Holdings, Inc. (C)	13,106	62,385
Deutsche Telekom AG	739,351	12,401,139
Elisa OYJ	31,518	1,624,885
Frontier Communications Corp. (A)(C)	19,661	17,046
HKT Trust & HKT, Ltd.	840,421	1,333,177
IDT Corp., Class B (A)	3,194	33,633
Iliad SA	5,869	551,220
Intelsat SA (A)	11,884	270,955
Iridium Communications, Inc. (A)(C)	17,466	371,676
Koninklijke KPN NV	792,759	2,470,585
Nippon Telegraph & Telephone Corp.	142,758	6,830,067
Ooma, Inc. (A)	3,819	39,718
Orange SA	442,447	6,925,156
ORBCOMM, Inc. (A)	14,190	67,544
Pareteum Corp. (A)(C)	19,656	25,356
PCCW, Ltd. (C)	945,317	530,693
Proximus SADP	33,669	1,000,440
Singapore Telecommunications, Ltd.	1,437,549	3,225,475
Singapore Telecommunications, Ltd.	374,305	842,894
Spark New Zealand, Ltd.	407,514	1,125,586
Swisscom AG	5,744	2,833,931
Telecom Italia SpA (A)	2,024,255	1,155,823
Telecom Italia SpA	1,334,265	729,840
Telefonica Deutschland Holding AG	197,744	551,250
Telefonica SA	1,036,586	7,920,701
Telenor ASA	163,260	3,275,632
Telia Company AB	606,888	2,714,913
Telstra Corp., Ltd.	923,705	2,189,608
TPG Telecom, Ltd.	82,542	386,867
United Internet AG	27,261	971,433
Verizon Communications, Inc.	887,873	53,592,014
Vonage Holdings Corp. (A)	39,794	449,672
		185,202,628
Entertainment – 1.3%
Activision Blizzard, Inc.	164,657	8,713,648
AMC Entertainment Holdings, Inc., Class A (C)	9,276	99,253
Cinemark Holdings, Inc.	41,862	1,617,548
Electronic Arts, Inc. (A)	63,265	6,188,582
Eros International PLC (A)(C)	11,151	21,298
Glu Mobile, Inc. (A)	20,696	103,273
IMAX Corp. (A)	9,179	201,479
Konami Holdings Corp.	20,609	998,374
Liberty Media Corp.-Liberty Braves, Class A (A)	2,069	57,580
Liberty Media Corp.-Liberty Braves, Class C (A)	6,214	172,439
Live Nation Entertainment, Inc. (A)	54,607	3,622,628
Netflix, Inc. (A)	93,990	25,153,604
Nexon Company, Ltd. (A)	109,206	1,326,872
Nintendo Company, Ltd.	24,839	9,252,437
Reading International, Inc., Class A (A)	3,320	39,707
Rosetta Stone, Inc. (A)	3,760	65,424
Take-Two Interactive Software, Inc. (A)	24,296	3,045,261
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
The Marcus Corp.	3,998	$147,966
The Walt Disney Company	386,701	50,394,874
Toho Company, Ltd.	25,108	1,102,111
Ubisoft Entertainment SA (A)	18,543	1,336,776
Viacom, Inc., Class B	75,985	1,825,920
Vivendi SA	203,218	5,560,603
World Wrestling Entertainment, Inc., Class A (C)	18,676	1,328,797
		122,376,454
Interactive media and services – 2.8%
Alphabet, Inc., Class A (A)	64,300	78,519,302
Alphabet, Inc., Class C (A)	64,871	79,077,749
Auto Trader Group PLC (B)	205,685	1,289,164
Care.com, Inc. (A)	4,071	42,542
CarGurus, Inc. (A)	13,198	408,478
Cars.com, Inc. (A)	11,986	107,634
DHI Group, Inc. (A)	9,836	37,869
Eventbrite, Inc., Class A (A)(C)	6,569	116,337
EverQuote, Inc., Class A (A)	1,502	32,053
Facebook, Inc., Class A (A)	516,435	91,966,745
Kakaku.com, Inc.	30,100	743,574
Liberty TripAdvisor Holdings, Inc., Class A (A)	13,128	123,534
LINE Corp. (A)	13,300	477,276
QuinStreet, Inc. (A)(C)	8,197	103,200
REA Group, Ltd.	11,667	852,942
The Meet Group, Inc. (A)	13,756	45,051
TripAdvisor, Inc. (A)	22,539	871,809
TrueCar, Inc. (A)	18,972	64,505
Twitter, Inc. (A)	165,943	6,836,852
Yahoo Japan Corp.	590,354	1,663,254
Yelp, Inc. (A)	37,617	1,307,191
		264,687,061
Media – 1.1%
AMC Networks, Inc., Class A (A)	17,340	852,434
Axel Springer SE (C)	10,761	742,416
Boston Omaha Corp., Class A (A)(C)	1,947	38,609
Cable One, Inc.	1,972	2,474,268
Cardlytics, Inc. (A)	2,518	84,403
CBS Corp., Class B	70,247	2,835,871
Central European Media Enterprises, Ltd., Class A (A)	16,417	73,794
Charter Communications, Inc., Class A (A)	34,708	14,303,861
Clear Channel Outdoor Holdings, Inc. (A)	8,030	20,236
Comcast Corp., Class A	973,642	43,891,781
comScore, Inc. (A)	9,463	18,074
Cumulus Media, Inc., Class A (A)	2,695	39,185
CyberAgent, Inc.	22,400	863,458
Daily Journal Corp. (A)(C)	210	51,988
Dentsu, Inc.	47,965	1,696,045
Discovery, Inc., Series A (A)(C)	33,926	903,449
Discovery, Inc., Series C (A)	74,481	1,833,722
DISH Network Corp., Class A (A)	51,647	1,759,613
Emerald Expositions Events, Inc.	4,792	46,626
Entercom Communications Corp., Class A	22,474	75,063
Entravision Communications Corp., Class A	12,154	38,650
Eutelsat Communications SA	38,663	719,209
Fluent, Inc. (A)(C)	8,125	22,222
Fox Corp., Class A	76,086	2,399,372
Fox Corp., Class B	34,855	1,099,327
Gannett Company, Inc.	18,795	201,858

221

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Gray Television, Inc. (A)	16,058	$262,067
Hakuhodo DY Holdings, Inc.	51,673	750,840
Hemisphere Media Group, Inc. (A)	3,650	44,603
Informa PLC	277,544	2,906,694
ITV PLC	802,694	1,243,304
JCDecaux SA	16,492	446,281
John Wiley & Sons, Inc., Class A (C)	17,291	759,767
Liberty Latin America, Ltd., Class A (A)	8,930	152,435
Liberty Latin America, Ltd., Class C (A)	19,247	329,027
Loral Space & Communications, Inc. (A)	2,359	97,663
Marchex, Inc., Class B (A)	7,478	23,481
MDC Partners, Inc., Class A (A)	11,408	32,171
Media General, Inc. (A)(D)	23,288	2,236
Meredith Corp.	22,772	834,822
MSG Networks, Inc., Class A (A)	10,398	168,656
National CineMedia, Inc.	11,456	93,939
New Media Investment Group, Inc. (C)	11,053	97,377
News Corp., Class A	82,785	1,152,367
News Corp., Class B	26,142	373,700
Omnicom Group, Inc.	46,696	3,656,297
Pearson PLC	173,223	1,570,817
Publicis Groupe SA	46,921	2,308,758
RTL Group SA	8,568	411,960
Schibsted ASA, B Shares	21,740	609,675
Scholastic Corp.	5,240	197,862
SES SA	80,800	1,472,778
Singapore Press Holdings, Ltd.	358,732	540,231
TechTarget, Inc. (A)	4,176	94,064
TEGNA, Inc.	123,073	1,911,324
Telenet Group Holding NV	10,251	483,741
The EW Scripps Company, Class A	9,890	131,339
The Interpublic Group of Companies, Inc.	83,125	1,792,175
The New York Times Company, Class A (C)	56,439	1,607,383
WideOpenWest, Inc. (A)	4,662	28,718
WPP PLC	279,823	3,503,764
		107,177,850
Wireless telecommunication services – 0.6%
1&1 Drillisch AG (C)	11,744	366,083
Boingo Wireless, Inc. (A)	7,906	87,757
Gogo, Inc. (A)(C)	10,638	64,147
KDDI Corp.	391,843	10,224,254
Millicom International Cellular SA (C)	14,690	712,860
NTT DOCOMO, Inc.	295,952	7,557,024
Shenandoah Telecommunications Company	8,524	270,807
Softbank Corp. (C)	371,700	5,036,414
SoftBank Group Corp.	366,274	14,453,322
Spok Holdings, Inc.	3,798	45,348
Tele2 AB, B Shares	110,719	1,646,659
Telephone & Data Systems, Inc.	38,313	988,475
T-Mobile US, Inc. (A)	67,868	5,345,962
Vodafone Group PLC	5,927,984	11,810,348
		58,609,460
		738,053,453
Consumer discretionary – 10.4%
Auto components – 0.5%
Adient PLC	49,593	1,138,655
Aisin Seiki Company, Ltd.	35,958	1,136,863
American Axle & Manufacturing Holdings, Inc. (A)	19,832	163,019
Aptiv PLC	54,997	4,807,838
BorgWarner, Inc.	44,332	1,626,098
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Bridgestone Corp.	126,706	$4,930,878
Cie Generale des Etablissements Michelin SCA	37,898	4,219,679
Continental AG	24,404	3,131,202
Cooper Tire & Rubber Company	8,685	226,852
Cooper-Standard Holdings, Inc. (A)	2,969	121,373
Dana, Inc.	81,768	1,180,730
Delphi Technologies PLC	34,206	458,360
Denso Corp.	96,195	4,250,605
Dorman Products, Inc. (A)	4,690	373,043
Faurecia SE	16,827	797,701
Fox Factory Holding Corp. (A)	6,626	412,402
Gentex Corp.	100,043	2,754,684
Gentherm, Inc. (A)	5,744	235,992
Koito Manufacturing Company, Ltd.	23,166	1,140,321
LCI Industries	4,250	390,363
Modine Manufacturing Company (A)	8,870	100,852
Motorcar Parts of America, Inc. (A)	3,493	59,032
NGK Spark Plug Company, Ltd.	34,699	665,762
Nokian Renkaat OYJ	27,530	775,971
Pirelli & C. SpA (B)	88,791	525,811
Standard Motor Products, Inc.	3,610	175,266
Stanley Electric Company, Ltd.	29,067	774,213
Stoneridge, Inc. (A)(C)	4,654	144,134
Sumitomo Electric Industries, Ltd.	167,343	2,135,535
Sumitomo Rubber Industries, Ltd.	37,956	451,979
Tenneco, Inc., Class A	9,013	112,843
The Goodyear Tire & Rubber Company	91,305	1,315,249
The Yokohama Rubber Company, Ltd.	26,354	529,631
Toyoda Gosei Company, Ltd.	14,403	289,952
Toyota Industries Corp.	32,553	1,879,579
Valeo SA	53,278	1,726,581
Visteon Corp. (A)	15,876	1,310,405
		46,469,453
Automobiles – 1.1%
Bayerische Motoren Werke AG (C)	73,456	5,173,234
Daimler AG	201,759	10,030,836
Ferrari NV	27,104	4,182,500
Fiat Chrysler Automobiles NV	240,686	3,118,764
Ford Motor Company	841,288	7,706,198
General Motors Company	269,711	10,108,768
Harley-Davidson, Inc. (C)	33,646	1,210,247
Honda Motor Company, Ltd.	361,673	9,470,203
Isuzu Motors, Ltd.	122,346	1,355,275
Mazda Motor Corp.	126,100	1,130,274
Mitsubishi Motors Corp.	148,737	648,909
Nissan Motor Company, Ltd.	515,076	3,215,802
Peugeot SA	130,409	3,254,844
Renault SA	42,612	2,445,635
Subaru Corp.	136,527	3,860,995
Suzuki Motor Corp.	81,743	3,482,195
Thor Industries, Inc. (C)	21,622	1,224,670
Toyota Motor Corp.	506,800	34,036,800
Volkswagen AG	7,335	1,260,916
Winnebago Industries, Inc.	5,447	208,892
Yamaha Motor Company, Ltd.	62,113	1,132,327
		108,258,284
Distributors – 0.1%
Core-Mark Holding Company, Inc.	8,033	257,980
Funko, Inc., Class A (A)	3,075	63,268
Genuine Parts Company	31,358	3,122,943
Jardine Cycle & Carriage, Ltd.	21,967	477,095
LKQ Corp. (A)	66,162	2,080,795
Pool Corp.	15,676	3,161,849

222

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distributors (continued)
Weyco Group, Inc.	1,134	$25,640
		9,189,570
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	31,447	1,197,816
American Public Education, Inc. (A)	2,923	65,300
Benesse Holdings, Inc.	15,855	413,025
Career Education Corp. (A)	12,212	194,049
Carriage Services, Inc.	3,133	64,039
Chegg, Inc. (A)(C)	20,446	612,358
Collectors Universe, Inc.	1,661	47,305
Graham Holdings Company, Class B	1,709	1,133,836
H&R Block, Inc.	43,088	1,017,739
Houghton Mifflin Harcourt Company (A)	19,059	101,584
K12, Inc. (A)	6,767	178,649
Laureate Education, Inc., Class A (A)	16,856	279,388
OneSpaWorld Holdings, Ltd. (A)	8,081	125,498
Regis Corp. (A)	5,103	103,183
Select Interior Concepts, Inc., Class A (A)	4,096	53,125
Service Corp. International	71,608	3,423,578
Sotheby's (A)	18,396	1,048,204
Strategic Education, Inc.	3,743	508,599
WW International, Inc. (A)	26,490	1,001,852
		11,569,127
Hotels, restaurants and leisure – 1.9%
Accor SA	40,713	1,697,059
Aristocrat Leisure, Ltd.	127,512	2,636,323
BBX Capital Corp.	12,395	57,885
BJ's Restaurants, Inc.	3,688	143,242
Bloomin' Brands, Inc.	15,379	291,124
Boyd Gaming Corp.	45,591	1,091,904
Brinker International, Inc. (C)	21,321	909,767
Caesars Entertainment Corp. (A)	218,235	2,544,620
Carnival Corp.	85,955	3,757,093
Carnival PLC	36,317	1,502,810
Carrols Restaurant Group, Inc. (A)	6,788	56,273
Century Casinos, Inc. (A)	5,808	44,896
Chipotle Mexican Grill, Inc. (A)	5,475	4,601,573
Churchill Downs, Inc.	20,146	2,487,124
Chuy's Holdings, Inc. (A)	3,100	76,756
Compass Group PLC	351,948	9,056,570
Cracker Barrel Old Country Store, Inc. (C)	12,804	2,082,571
Crown Resorts, Ltd.	82,755	673,190
Darden Restaurants, Inc.	26,365	3,116,870
Dave & Buster's Entertainment, Inc.	6,415	249,864
Del Taco Restaurants, Inc. (A)	5,490	56,135
Denny's Corp. (A)	10,399	236,733
Dine Brands Global, Inc.	2,884	218,780
Domino's Pizza, Inc. (C)	16,191	3,960,157
Drive Shack, Inc. (A)	12,005	51,742
Dunkin' Brands Group, Inc.	32,481	2,577,692
El Pollo Loco Holdings, Inc. (A)	3,975	43,566
Eldorado Resorts, Inc. (A)	37,263	1,485,676
Everi Holdings, Inc. (A)	12,182	103,060
Fiesta Restaurant Group, Inc. (A)	4,502	46,911
Flight Centre Travel Group, Ltd.	12,340	396,353
Flutter Entertainment PLC	17,330	1,619,309
Galaxy Entertainment Group, Ltd.	480,153	2,976,815
Genting Singapore, Ltd.	1,342,221	854,597
Golden Entertainment, Inc. (A)	3,445	45,784
GVC Holdings PLC	128,959	1,177,962
Hilton Worldwide Holdings, Inc.	61,579	5,733,621
InterContinental Hotels Group PLC	38,362	2,393,995
International Speedway Corp., Class A	13,464	606,015
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Jack in the Box, Inc.	14,681	$1,337,733
Lindblad Expeditions Holdings, Inc. (A)	4,272	71,599
Marriott International, Inc., Class A	58,684	7,298,529
Marriott Vacations Worldwide Corp.	22,719	2,353,916
McDonald's Corp.	163,029	35,003,957
McDonald's Holdings Company Japan, Ltd.	14,761	714,983
Melco Resorts & Entertainment, Ltd., ADR	46,600	904,506
Merlin Entertainments PLC (B)	158,958	884,472
MGM China Holdings, Ltd.	210,572	327,863
MGM Resorts International	111,934	3,102,810
Monarch Casino & Resort, Inc. (A)	2,070	86,298
Nathan's Famous, Inc.	594	42,679
Noodles & Company (A)(C)	5,762	32,613
Norwegian Cruise Line Holdings, Ltd. (A)	46,282	2,396,019
Oriental Land Company, Ltd.	44,400	6,767,244
Papa John's International, Inc. (C)	12,548	656,888
Penn National Gaming, Inc. (A)	62,184	1,158,177
PlayAGS, Inc. (A)	4,900	50,372
RCI Hospitality Holdings, Inc.	1,943	40,181
Red Lion Hotels Corp. (A)(C)	5,402	35,005
Red Robin Gourmet Burgers, Inc. (A)	2,370	78,826
Red Rock Resorts, Inc., Class A	12,358	250,929
Royal Caribbean Cruises, Ltd.	36,889	3,996,185
Ruth's Hospitality Group, Inc.	5,177	105,688
Sands China, Ltd.	538,282	2,432,321
Scientific Games Corp. (A)(C)	31,180	634,513
SeaWorld Entertainment, Inc. (A)(C)	8,296	218,351
Shake Shack, Inc., Class A (A)	5,035	493,631
Shangri-La Asia, Ltd.	279,964	285,351
Six Flags Entertainment Corp.	30,806	1,564,637
SJM Holdings, Ltd.	439,826	417,712
Sodexo SA	19,630	2,203,526
Starbucks Corp.	256,959	22,720,315
Tabcorp Holdings, Ltd.	448,291	1,467,365
Target Hospitality Corp. (A)	6,107	41,589
Texas Roadhouse, Inc.	37,285	1,958,208
The Cheesecake Factory, Inc. (C)	23,450	977,396
The Habit Restaurants, Inc., Class A (A)	4,293	37,521
The Wendy's Company	72,441	1,447,371
TUI AG (C)	97,749	1,135,254
Twin River Worldwide Holdings, Inc.	3,535	80,704
Whitbread PLC	29,629	1,563,792
Wingstop, Inc. (C)	5,188	452,809
Wyndham Destinations, Inc.	36,214	1,666,568
Wyndham Hotels & Resorts, Inc.	37,866	1,959,187
Wynn Macau, Ltd.	345,870	673,987
Wynn Resorts, Ltd.	20,792	2,260,506
Yum! Brands, Inc.	65,321	7,409,361
		183,461,864
Household durables – 0.8%
Barratt Developments PLC	224,916	1,790,474
Bassett Furniture Industries, Inc.	2,125	32,513
Beazer Homes USA, Inc. (A)	5,191	77,346
Casio Computer Company, Ltd. (C)	43,048	669,930
Cavco Industries, Inc. (A)	1,524	292,745
Century Communities, Inc. (A)	4,611	141,235
D.R. Horton, Inc.	72,244	3,807,981
Electrolux AB, B Shares	50,036	1,185,365
Ethan Allen Interiors, Inc.	4,362	83,314
Garmin, Ltd.	31,015	2,626,660
GoPro, Inc., Class A (A)(C)	21,803	113,049
Green Brick Partners, Inc. (A)	4,741	50,729

223

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Hamilton Beach Brands Holding Company, Class A	1,509	$24,401
Hamilton Beach Brands Holding Company, Class B	853	13,793
Helen of Troy, Ltd. (A)	14,252	2,246,970
Hooker Furniture Corp. (C)	2,310	49,526
Husqvarna AB, B Shares (C)	92,697	704,948
Iida Group Holdings Company, Ltd.	32,700	533,904
Installed Building Products, Inc. (A)(C)	4,023	230,679
iRobot Corp. (A)(C)	4,838	298,359
KB Home	48,509	1,649,306
La-Z-Boy, Inc.	7,877	264,588
Leggett & Platt, Inc. (C)	28,223	1,155,450
Lennar Corp., A Shares	61,053	3,409,810
LGI Homes, Inc. (A)(C)	3,526	293,786
M/I Homes, Inc. (A)	4,619	173,905
MDC Holdings, Inc.	8,628	371,867
Meritage Homes Corp. (A)	6,314	444,190
Mohawk Industries, Inc. (A)	12,856	1,595,044
Newell Brands, Inc.	81,802	1,531,333
Nikon Corp.	71,146	892,551
NVR, Inc. (A)	740	2,750,839
Panasonic Corp.	489,809	3,991,789
Persimmon PLC	70,623	1,883,526
PulteGroup, Inc.	55,334	2,022,458
Rinnai Corp.	7,478	503,887
SEB SA	5,012	760,681
Sekisui Chemical Company, Ltd.	80,644	1,254,988
Sekisui House, Ltd.	137,826	2,719,605
Sharp Corp.	47,200	527,087
Skyline Champion Corp. (A)	8,997	270,720
Sonos, Inc. (A)	12,642	169,529
Sony Corp.	282,000	16,668,494
Taylor Morrison Home Corp. (A)	18,375	476,648
Taylor Wimpey PLC	726,976	1,442,996
Tempur Sealy International, Inc. (A)	18,079	1,395,699
The Berkeley Group Holdings PLC	27,181	1,395,593
The Lovesac Company (A)(C)	1,386	25,877
Toll Brothers, Inc.	50,731	2,082,508
TopBuild Corp. (A)	5,950	573,759
TRI Pointe Group, Inc. (A)	80,585	1,211,998
Tupperware Brands Corp.	8,697	138,021
Universal Electronics, Inc. (A)	2,446	124,501
Whirlpool Corp. (C)	13,637	2,159,555
William Lyon Homes, Class A (A)	5,626	114,545
ZAGG, Inc. (A)(C)	5,458	34,222
		71,455,276
Internet and direct marketing retail – 2.1%
1-800-Flowers.com, Inc., Class A (A)	4,512	66,755
Amazon.com, Inc. (A)	89,198	154,839,700
Booking Holdings, Inc. (A)	9,126	17,910,779
Delivery Hero SE (A)(B)(C)	25,120	1,115,212
eBay, Inc.	169,254	6,597,521
Etsy, Inc. (A)	47,301	2,672,507
Expedia Group, Inc.	30,020	4,034,988
Groupon, Inc. (A)	80,065	212,973
GrubHub, Inc. (A)(C)	35,872	2,016,365
Liquidity Services, Inc. (A)	5,632	41,677
Mercari, Inc. (A)	16,600	414,175
Ocado Group PLC (A)	100,872	1,640,749
Overstock.com, Inc. (A)	5,008	53,035
PetMed Express, Inc. (C)	3,626	65,341
Quotient Technology, Inc. (A)	13,681	106,985
Rakuten, Inc.	190,905	1,892,360
Shutterstock, Inc. (A)(C)	3,454	124,758
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Stamps.com, Inc. (A)(C)	2,965	$220,744
Stitch Fix, Inc., Class A (A)(C)	7,457	143,547
The RealReal, Inc. (A)(C)	2,907	65,001
The Rubicon Project, Inc. (A)	8,924	77,728
Waitr Holdings, Inc. (A)(C)	9,804	12,598
Zalando SE (A)(B)(C)	27,833	1,270,832
ZOZO, Inc. (C)	44,900	1,040,065
		196,636,395
Leisure products – 0.2%
Acushnet Holdings Corp.	6,175	163,020
American Outdoor Brands Corp. (A)	9,864	57,704
Bandai Namco Holdings, Inc.	44,293	2,762,003
Brunswick Corp. (C)	33,661	1,754,411
Callaway Golf Company	16,447	319,236
Clarus Corp.	4,599	53,923
Hasbro, Inc.	25,195	2,990,395
Johnson Outdoors, Inc., Class A	905	52,997
Malibu Boats, Inc., Class A (A)	3,766	115,541
MasterCraft Boat Holdings, Inc. (A)	3,527	52,640
Mattel, Inc. (A)(C)	135,682	1,545,418
Polaris, Inc. (C)	22,561	1,985,594
Sankyo Company, Ltd.	9,951	342,428
Sega Sammy Holdings, Inc.	38,436	539,187
Shimano, Inc.	16,481	2,490,342
Sturm Ruger & Company, Inc. (C)	2,949	123,150
Vista Outdoor, Inc. (A)	10,776	66,703
Yamaha Corp.	31,873	1,436,996
YETI Holdings, Inc. (A)(C)	5,460	152,880
		17,004,568
Multiline retail – 0.5%
Big Lots, Inc. (C)	6,862	168,119
Dillard's, Inc., Class A (C)	5,836	385,818
Dollar General Corp.	55,185	8,771,104
Dollar Tree, Inc. (A)	50,796	5,798,871
Harvey Norman Holdings, Ltd.	117,700	360,067
Isetan Mitsukoshi Holdings, Ltd. (C)	74,528	596,842
J Front Retailing Company, Ltd.	50,900	598,015
J.C. Penney Company, Inc. (A)(C)	60,005	53,338
Kohl's Corp.	34,160	1,696,386
Macy's, Inc.	66,315	1,030,535
Marks & Spencer Group PLC	431,890	978,218
Marui Group Company, Ltd. (C)	42,141	892,857
Next PLC	30,038	2,283,349
Nordstrom, Inc. (C)	22,946	772,592
Ollie's Bargain Outlet Holdings, Inc. (A)(C)	21,474	1,259,235
Pan Pacific International Holdings Corp.	98,400	1,647,451
Ryohin Keikaku Company, Ltd. (C)	52,560	985,323
Target Corp.	109,681	11,725,996
Wesfarmers, Ltd.	251,605	6,760,078
		46,764,194
Specialty retail – 1.8%
Aaron's, Inc.	38,357	2,464,821
ABC-Mart, Inc.	7,264	461,757
Abercrombie & Fitch Company, Class A	11,600	180,960
Advance Auto Parts, Inc.	15,325	2,534,755
American Eagle Outfitters, Inc.	90,709	1,471,300
America's Car-Mart, Inc. (A)	1,106	101,420
Asbury Automotive Group, Inc. (A)	3,380	345,875
At Home Group, Inc. (A)(C)	8,559	82,338
AutoNation, Inc. (A)(C)	23,085	1,170,410
AutoZone, Inc. (A)	5,266	5,711,609
Bed Bath & Beyond, Inc. (C)	71,612	761,952
Best Buy Company, Inc.	49,791	3,435,081

224

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Boot Barn Holdings, Inc. (A)	4,958	$173,034
Caleres, Inc.	7,255	169,840
Camping World Holdings, Inc., Class A (C)	6,137	54,619
CarMax, Inc. (A)	35,546	3,128,048
Chico's FAS, Inc.	21,100	85,033
Citi Trends, Inc.	2,286	41,834
Conn's, Inc. (A)(C)	3,570	88,750
Designer Brands, Inc., Class A	11,458	196,161
Dick's Sporting Goods, Inc.	25,872	1,055,836
Dufry AG (A)	9,547	798,621
Express, Inc. (A)	12,546	43,158
Fast Retailing Company, Ltd.	12,946	7,722,928
Five Below, Inc. (A)	21,859	2,756,420
Foot Locker, Inc.	43,076	1,859,160
GameStop Corp., Class A (C)	15,981	88,215
Genesco, Inc. (A)	2,823	112,976
GNC Holdings, Inc., Class A (A)	12,847	27,493
Group 1 Automotive, Inc.	3,083	284,592
Guess?, Inc.	8,892	164,769
Haverty Furniture Companies, Inc.	3,254	65,959
Hennes & Mauritz AB, B Shares (C)	178,200	3,454,292
Hibbett Sports, Inc. (A)	3,192	73,097
Hikari Tsushin, Inc.	4,600	997,940
Hudson, Ltd., Class A (A)	7,141	87,620
Industria de Diseno Textil SA	242,029	7,490,208
Kingfisher PLC	467,161	1,187,235
L Brands, Inc.	49,828	976,131
Lithia Motors, Inc., Class A	3,876	513,105
Lowe's Companies, Inc.	165,682	18,218,393
Lumber Liquidators Holdings, Inc. (A)	5,351	52,814
MarineMax, Inc. (A)	3,828	59,257
Monro, Inc.	5,727	452,490
Murphy USA, Inc. (A)	17,108	1,459,312
National Vision Holdings, Inc. (A)	13,164	316,857
Nitori Holdings Company, Ltd.	17,811	2,613,756
Office Depot, Inc.	96,789	169,865
O'Reilly Automotive, Inc. (A)	16,425	6,545,527
Party City Holdco, Inc. (A)(C)	9,585	54,730
Rent-A-Center, Inc.	8,539	220,221
RH (A)	2,910	497,115
Ross Stores, Inc.	78,289	8,600,047
Sally Beauty Holdings, Inc. (A)(C)	68,502	1,019,995
Shimamura Company, Ltd.	4,870	386,909
Shoe Carnival, Inc.	1,728	56,004
Signet Jewelers, Ltd.	9,215	154,443
Sleep Number Corp. (A)(C)	5,082	209,988
Sonic Automotive, Inc., Class A (C)	4,303	135,157
Sportsman's Warehouse Holdings, Inc. (A)	8,155	42,243
Tailored Brands, Inc. (C)	9,470	41,668
The Buckle, Inc. (C)	5,127	105,616
The Cato Corp., Class A	4,031	70,986
The Children's Place, Inc. (C)	2,700	207,873
The Gap, Inc.	45,982	798,248
The Home Depot, Inc.	235,096	54,546,974
The Michaels Companies, Inc. (A)(C)	15,193	148,739
The TJX Companies, Inc.	259,521	14,465,701
Tiffany & Company (C)	23,339	2,161,892
Tile Shop Holdings, Inc.	7,772	24,793
Tilly's, Inc., Class A	4,084	38,553
Tractor Supply Company	25,603	2,315,535
Ulta Beauty, Inc. (A)	12,633	3,166,461
Urban Outfitters, Inc. (A)	27,697	778,009
USS Company, Ltd.	48,648	947,394
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Williams-Sonoma, Inc. (C)	30,708	$2,087,530
Winmark Corp.	406	71,614
Yamada Denki Company, Ltd.	139,108	674,031
Zumiez, Inc. (A)	3,575	113,238
		176,449,330
Textiles, apparel and luxury goods – 1.3%
adidas AG	40,017	12,456,075
Burberry Group PLC	91,273	2,438,049
Capri Holdings, Ltd. (A)	32,539	1,078,993
Carter's, Inc.	17,568	1,602,377
Cie Financiere Richemont SA	115,809	8,487,139
Crocs, Inc. (A)	10,973	304,610
Culp, Inc.	2,265	36,920
Deckers Outdoor Corp. (A)	16,453	2,424,514
Delta Apparel, Inc. (A)	1,261	29,949
EssilorLuxottica SA	62,887	9,066,999
Fossil Group, Inc. (A)(C)	8,371	104,721
G-III Apparel Group, Ltd. (A)	8,016	206,572
Hanesbrands, Inc. (C)	77,612	1,189,016
Hermes International	7,032	4,856,854
HUGO BOSS AG	14,057	752,594
Kering SA	16,809	8,565,612
Kontoor Brands, Inc.	7,766	272,587
LVMH Moet Hennessy Louis Vuitton SE	61,635	24,454,279
Moncler SpA	40,061	1,427,909
Movado Group, Inc.	2,893	71,920
NIKE, Inc., Class B	268,737	25,239,779
Oxford Industries, Inc.	2,910	208,647
Pandora A/S	22,168	889,618
Puma SE	18,404	1,424,021
PVH Corp.	15,916	1,404,269
Ralph Lauren Corp.	11,128	1,062,390
Rocky Brands, Inc.	1,346	44,728
Skechers U.S.A., Inc., Class A (A)	52,520	1,961,622
Steven Madden, Ltd. (C)	14,725	527,008
Superior Group of Companies, Inc.	1,817	29,290
Tapestry, Inc.	61,578	1,604,107
The Swatch Group AG	12,771	641,802
The Swatch Group AG, Bearer Shares	6,431	1,707,438
Under Armour, Inc., Class A (A)(C)	40,389	805,357
Under Armour, Inc., Class C (A)	41,722	756,420
Unifi, Inc. (A)	2,678	58,702
Vera Bradley, Inc. (A)	3,967	40,067
VF Corp.	70,091	6,237,398
Wolverine World Wide, Inc.	14,704	415,535
Yue Yuen Industrial Holdings, Ltd.	161,487	441,196
		125,327,083
		992,585,144
Consumer staples – 8.3%
Beverages – 1.9%
Anheuser-Busch InBev SA	169,035	16,088,667
Asahi Group Holdings, Ltd.	80,481	3,996,935
Brown-Forman Corp., Class B	39,073	2,453,003
Carlsberg A/S, Class B	23,713	3,504,261
Coca-Cola Amatil, Ltd.	112,568	810,032
Coca-Cola Bottlers Japan Holdings, Inc. (C)	27,400	616,119
Coca-Cola Consolidated, Inc.	832	252,820
Coca-Cola European Partners PLC (New York Stock Exchange)	52,258	2,897,706
Coca-Cola HBC AG	44,214	1,444,050
Constellation Brands, Inc., Class A	35,901	7,441,559
Craft Brew Alliance, Inc. (A)	2,476	20,278
Davide Campari-Milano SpA	128,838	1,163,786

225

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Diageo PLC	527,077	$21,531,243
Heineken Holding NV	25,650	2,551,911
Heineken NV	57,559	6,217,071
Kirin Holdings Company, Ltd.	182,492	3,883,395
MGP Ingredients, Inc. (C)	2,332	115,854
Molson Coors Brewing Company, Class B	40,326	2,318,745
Monster Beverage Corp. (A)	83,048	4,821,767
National Beverage Corp. (C)	2,130	94,487
New Age Beverages Corp. (A)(C)	13,234	36,526
PepsiCo, Inc.	300,144	41,149,742
Pernod Ricard SA (C)	47,104	8,383,611
Primo Water Corp. (A)(C)	6,503	79,857
Remy Cointreau SA (C)	5,002	663,993
Suntory Beverage & Food, Ltd.	30,859	1,321,131
The Boston Beer Company, Inc., Class A (A)	5,061	1,842,609
The Coca-Cola Company	826,139	44,975,007
Treasury Wine Estates, Ltd.	159,519	2,002,260
		182,678,425
Food and staples retailing – 1.4%
Aeon Company, Ltd.	145,078	2,665,483
BJ's Wholesale Club Holdings, Inc. (A)(C)	19,625	507,699
Carrefour SA	131,257	2,295,982
Casey's General Stores, Inc.	14,438	2,326,828
Casino Guichard Perrachon SA (C)	12,154	580,347
Coles Group, Ltd.	251,716	2,616,967
Colruyt SA (C)	12,229	669,934
Costco Wholesale Corp.	94,409	27,200,177
Dairy Farm International Holdings, Ltd.	75,200	473,961
FamilyMart Company, Ltd.	56,164	1,372,274
HF Foods Group, Inc. (A)	1,512	25,780
ICA Gruppen AB	20,080	927,366
Ingles Markets, Inc., Class A	2,574	100,026
J Sainsbury PLC	391,134	1,055,434
Jeronimo Martins SGPS SA	55,843	941,714
Koninklijke Ahold Delhaize NV	262,673	6,568,834
Lawson, Inc.	11,089	567,818
METRO AG	39,934	630,014
Performance Food Group Company (A)	18,063	831,079
PriceSmart, Inc.	3,981	283,049
Rite Aid Corp. (A)(C)	9,815	68,214
Seven & i Holdings Company, Ltd.	167,129	6,405,266
SpartanNash Company	6,612	78,220
Sprouts Farmers Market, Inc. (A)	46,379	896,970
Sundrug Company, Ltd.	15,792	498,291
Sysco Corp.	110,163	8,746,942
Tesco PLC	2,172,197	6,422,033
The Andersons, Inc.	5,630	126,281
The Chefs' Warehouse, Inc. (A)(C)	4,340	174,989
The Kroger Company	171,478	4,420,703
Tsuruha Holdings, Inc.	8,198	895,250
United Natural Foods, Inc. (A)(C)	9,533	109,820
Village Super Market, Inc., Class A	1,724	45,600
Walgreens Boots Alliance, Inc.	162,857	9,007,621
Walmart, Inc.	305,290	36,231,817
Weis Markets, Inc.	1,732	66,058
Welcia Holdings Company, Ltd.	10,400	525,601
Wm Morrison Supermarkets PLC	529,871	1,304,661
Woolworths Group, Ltd.	279,288	7,027,891
		135,692,994
Food products – 2.0%
a2 Milk Company, Ltd. (A)	163,049	1,354,717
Ajinomoto Company, Inc.	97,496	1,845,363
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Alico, Inc.	919	$31,264
Archer-Daniels-Midland Company	119,565	4,910,535
Associated British Foods PLC	79,045	2,237,671
B&G Foods, Inc. (C)	11,466	216,822
Barry Callebaut AG	487	1,004,451
Calavo Growers, Inc.	2,875	273,643
Calbee, Inc.	17,800	555,237
Cal-Maine Foods, Inc.	5,556	221,990
Campbell Soup Company	36,203	1,698,645
Chocoladefabriken Lindt & Spruengli AG	23	1,904,091
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	239	1,765,180
Conagra Brands, Inc.	104,459	3,204,802
Danone SA	136,970	12,064,548
Darling Ingredients, Inc. (A)	28,926	553,354
Farmer Brothers Company (A)	2,280	29,526
Flowers Foods, Inc.	75,580	1,748,165
Fresh Del Monte Produce, Inc.	5,487	187,162
Freshpet, Inc. (A)(C)	5,711	284,236
General Mills, Inc.	129,551	7,140,851
Golden Agri-Resources, Ltd.	1,427,161	232,292
Hormel Foods Corp.	59,606	2,606,570
Hostess Brands, Inc. (A)	18,959	265,142
Ingredion, Inc.	26,203	2,141,833
J&J Snack Foods Corp.	2,654	509,568
John B. Sanfilippo & Son, Inc.	1,537	148,474
Kellogg Company	53,380	3,435,003
Kerry Group PLC (London Stock Exchange), Class A	1,204	140,712
Kerry Group PLC, Class A	34,022	3,976,702
Kikkoman Corp.	32,246	1,546,988
Lamb Weston Holdings, Inc.	31,272	2,274,100
Lancaster Colony Corp.	11,089	1,537,490
Landec Corp. (A)	4,831	52,513
Limoneira Company	3,075	56,457
McCormick & Company, Inc.	26,415	4,128,665
MEIJI Holdings Company, Ltd.	25,400	1,857,940
Mondelez International, Inc., Class A	309,586	17,126,298
Mowi ASA	97,320	2,247,820
Nestle SA	679,540	73,699,140
NH Foods, Ltd.	18,241	734,447
Nisshin Seifun Group, Inc.	43,900	814,042
Nissin Foods Holdings Company, Ltd.	14,075	1,020,029
Orkla ASA	169,636	1,543,571
Pilgrim's Pride Corp. (A)	20,558	658,781
Post Holdings, Inc. (A)	26,970	2,854,505
Sanderson Farms, Inc.	11,232	1,699,739
Seneca Foods Corp., Class A (A)	1,347	41,999
The Hain Celestial Group, Inc. (A)	31,511	676,699
The Hershey Company	31,978	4,956,270
The J.M. Smucker Company	24,483	2,693,620
The Kraft Heinz Company	133,566	3,731,166
The Simply Good Foods Company (A)	12,557	364,027
Tootsie Roll Industries, Inc. (C)	9,414	349,636
Toyo Suisan Kaisha, Ltd.	19,650	789,079
TreeHouse Foods, Inc. (A)(C)	22,069	1,223,726
Tyson Foods, Inc., Class A	63,258	5,449,044
Vitasoy International Holdings, Ltd.	164,000	664,764
WH Group, Ltd. (B)	2,120,500	1,899,031
Wilmar International, Ltd.	426,903	1,152,203
Yakult Honsha Company, Ltd.	26,603	1,493,436
Yamazaki Baking Company, Ltd.	26,890	480,976
		196,506,750

226

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products – 1.3%
Central Garden & Pet Company (A)	2,215	$64,744
Central Garden & Pet Company, Class A (A)	7,047	195,378
Church & Dwight Company, Inc.	53,044	3,991,031
Colgate-Palmolive Company	184,188	13,539,660
Energizer Holdings, Inc. (C)	25,162	1,096,560
Essity AB, B Shares	134,561	3,926,275
Henkel AG & Company KGaA	23,118	2,116,357
Kimberly-Clark Corp.	73,889	10,495,932
Lion Corp.	49,800	985,167
Oil-Dri Corp. of America	999	34,026
Pigeon Corp.	25,600	1,060,016
Reckitt Benckiser Group PLC	157,063	12,263,381
Spectrum Brands Holdings, Inc.	2,456	129,490
The Clorox Company	26,993	4,099,427
The Procter & Gamble Company	537,239	66,821,787
Unicharm Corp.	89,500	2,844,668
WD-40 Company (C)	2,398	440,129
		124,104,028
Personal products – 0.9%
Beiersdorf AG	22,369	2,637,415
Coty, Inc., Class A	63,142	663,622
Edgewell Personal Care Company (A)(C)	30,788	1,000,302
elf Beauty, Inc. (A)	4,675	81,859
Inter Parfums, Inc.	3,109	217,537
Kao Corp.	108,375	8,038,919
Kobayashi Pharmaceutical Company, Ltd.	10,900	832,441
Kose Corp.	7,400	1,256,439
Lifevantage Corp. (A)	2,821	38,648
L'Oreal SA	56,064	15,679,356
Medifast, Inc. (C)	2,014	208,711
Nu Skin Enterprises, Inc., Class A	21,812	927,664
Pola Orbis Holdings, Inc.	20,272	457,000
Revlon, Inc., Class A (A)(C)	1,388	32,604
Shiseido Company, Ltd.	88,760	7,123,803
The Estee Lauder Companies, Inc., Class A	47,489	9,447,937
Unilever NV	323,512	19,426,055
Unilever PLC	246,241	14,799,563
USANA Health Sciences, Inc. (A)	2,292	156,750
		83,026,625
Tobacco – 0.8%
22nd Century Group, Inc. (A)(C)	22,164	50,091
Altria Group, Inc.	401,023	16,401,841
British American Tobacco PLC	508,870	18,792,682
Imperial Brands PLC	212,220	4,765,648
Japan Tobacco, Inc.	266,166	5,831,599
Philip Morris International, Inc.	333,991	25,359,937
Swedish Match AB	37,684	1,558,535
Turning Point Brands, Inc. (C)	1,529	35,259
Universal Corp.	4,332	237,437
Vector Group, Ltd. (C)	19,876	236,724
		73,269,753
		795,278,575
Energy – 4.4%
Energy equipment and services – 0.3%
Apergy Corp. (A)	30,416	822,753
Archrock, Inc.	22,968	228,991
Baker Hughes, a GE Company	110,849	2,571,697
C&J Energy Services, Inc. (A)	11,960	128,331
Cactus, Inc., Class A (A)	8,370	242,228
Core Laboratories NV (C)	17,420	812,120
Diamond Offshore Drilling, Inc. (A)(C)	11,937	66,370
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
DMC Global, Inc.	2,530	$111,269
Dril-Quip, Inc. (A)	6,391	320,700
Era Group, Inc. (A)	3,775	39,864
Exterran Corp. (A)	5,692	74,338
Forum Energy Technologies, Inc. (A)	15,805	24,498
Frank's International NV (A)	19,321	91,775
Geospace Technologies Corp. (A)	2,626	40,362
Halliburton Company	188,036	3,544,479
Helix Energy Solutions Group, Inc. (A)	25,406	204,772
Helmerich & Payne, Inc.	23,492	941,324
John Wood Group PLC	151,107	704,477
Keane Group, Inc. (A)	9,971	60,424
KLX Energy Services Holdings, Inc. (A)	3,872	33,473
Liberty Oilfield Services, Inc., Class A (C)	8,508	92,142
Matrix Service Company (A)	4,892	83,849
McDermott International, Inc. (A)(C)	32,706	66,066
Nabors Industries, Ltd.	63,436	118,625
National Energy Services Reunited Corp. (A)	4,405	29,425
National Oilwell Varco, Inc.	82,840	1,756,208
Natural Gas Services Group, Inc. (A)	2,620	33,562
Newpark Resources, Inc. (A)	16,065	122,415
Nine Energy Service, Inc. (A)	2,979	18,380
Noble Corp. PLC (A)	45,820	58,191
Oceaneering International, Inc. (A)	56,441	764,776
Oil States International, Inc. (A)	10,744	142,895
Pacific Drilling SA (A)	5,614	21,951
Parker Drilling Company (A)	1,876	35,494
Patterson-UTI Energy, Inc.	79,558	680,221
ProPetro Holding Corp. (A)	14,203	129,105
RigNet, Inc. (A)	3,092	23,963
RPC, Inc. (C)	10,649	59,741
Schlumberger, Ltd.	296,889	10,144,697
SEACOR Holdings, Inc. (A)	3,100	145,917
SEACOR Marine Holdings, Inc. (A)	3,243	40,765
Seadrill, Ltd. (A)(C)	11,251	23,627
Select Energy Services, Inc., Class A (A)	10,681	92,497
Solaris Oilfield Infrastructure, Inc., Class A (C)	5,556	74,562
TechnipFMC PLC	90,095	2,174,893
Tenaris SA	104,746	1,110,978
TETRA Technologies, Inc. (A)	24,190	48,622
Tidewater, Inc. (A)	6,909	104,395
Transocean, Ltd. (A)(C)	225,824	1,009,433
U.S. Silica Holdings, Inc.	13,180	126,001
WorleyParsons, Ltd.	74,865	656,777
		31,054,418
Oil, gas and consumable fuels – 4.1%
Aker BP ASA	23,965	638,563
Altus Midstream Company, Class A (A)(C)	9,935	28,116
Antero Midstream Corp. (C)	101,502	751,115
Apache Corp.	80,707	2,066,099
Arch Coal, Inc., Class A (C)	2,850	211,470
Ardmore Shipping Corp. (A)	6,674	44,649
Berry Petroleum Corp.	11,535	107,968
Bonanza Creek Energy, Inc. (A)	3,440	77,022
BP PLC	4,513,578	28,574,373
Brigham Minerals, Inc., Class A	3,031	60,317
Cabot Oil & Gas Corp.	89,816	1,578,067
California Resources Corp. (A)(C)	8,757	89,321
Callon Petroleum Company (A)	41,098	178,365
Caltex Australia, Ltd.	55,380	984,022
Carrizo Oil & Gas, Inc. (A)	16,056	137,841

227

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Chesapeake Energy Corp. (A)(C)	442,846	$624,413
Chevron Corp.	407,532	48,333,295
Cimarex Energy Company	21,780	1,044,133
Clean Energy Fuels Corp. (A)	25,171	51,978
CNX Resources Corp. (A)(C)	106,733	774,882
Comstock Resources, Inc. (A)	2,318	18,057
Concho Resources, Inc.	43,165	2,930,904
ConocoPhillips	238,314	13,579,132
CONSOL Energy, Inc. (A)(C)	4,880	76,274
Contura Energy, Inc. (A)(C)	3,386	94,673
CVR Energy, Inc.	5,214	229,572
Delek US Holdings, Inc. (C)	13,219	479,850
Denbury Resources, Inc. (A)(C)	84,105	100,085
Devon Energy Corp.	86,769	2,087,662
DHT Holdings, Inc.	15,881	97,668
Diamond S Shipping, Inc. (A)	4,127	45,480
Diamondback Energy, Inc.	35,000	3,146,850
Dorian LPG, Ltd. (A)	5,165	53,509
Energy Fuels, Inc. (A)(C)	18,078	34,891
Eni SpA	564,094	8,622,046
EOG Resources, Inc.	124,585	9,246,699
EQT Corp.	100,327	1,067,479
Equinor ASA	222,238	4,209,670
Equitrans Midstream Corp.	80,114	1,165,659
Evolution Petroleum Corp.	6,124	35,764
Extraction Oil & Gas, Inc. (A)(C)	16,245	47,760
Exxon Mobil Corp.	908,289	64,134,286
Falcon Minerals Corp. (C)	7,438	42,769
Galp Energia SGPS SA	111,166	1,671,842
GasLog, Ltd.	7,315	93,998
Golar LNG, Ltd.	16,866	219,089
Green Plains, Inc. (C)	6,818	72,237
Gulfport Energy Corp. (A)	29,113	78,896
Hess Corp.	55,558	3,360,148
HighPoint Resources Corp. (A)	22,303	35,462
HollyFrontier Corp.	32,503	1,743,461
Idemitsu Kosan Company, Ltd.	43,486	1,233,800
Inpex Corp.	227,041	2,092,357
International Seaways, Inc. (A)	4,653	89,617
Jagged Peak Energy, Inc. (A)(C)	12,185	88,463
JXTG Holdings, Inc.	713,011	3,259,133
Kinder Morgan, Inc.	417,934	8,613,620
Koninklijke Vopak NV	15,638	803,776
Laredo Petroleum, Inc. (A)	32,923	79,344
Lundin Petroleum AB	41,514	1,244,532
Magnolia Oil & Gas Corp., Class A (A)(C)	18,329	203,452
Marathon Oil Corp.	172,603	2,117,839
Marathon Petroleum Corp.	141,321	8,585,251
Matador Resources Company (A)	62,883	1,039,456
Murphy Oil Corp. (C)	60,526	1,338,230
NACCO Industries, Inc., Class A	722	46,143
Neste OYJ	93,816	3,103,869
Noble Energy, Inc.	102,666	2,305,878
Nordic American Tankers, Ltd. (C)	26,142	56,467
Northern Oil and Gas, Inc. (A)(C)	50,963	99,887
Oasis Petroleum, Inc. (A)(C)	170,717	590,681
Occidental Petroleum Corp.	192,018	8,539,040
Oil Search, Ltd.	304,529	1,503,381
OMV AG	32,688	1,752,023
ONEOK, Inc. (C)	88,652	6,532,766
Origin Energy, Ltd.	390,734	2,104,540
Panhandle Oil and Gas, Inc., Class A	3,136	43,841
Par Pacific Holdings, Inc. (A)	6,176	141,183
PBF Energy, Inc., Class A	40,017	1,088,062
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
PDC Energy, Inc. (A)	11,137	$309,052
Peabody Energy Corp.	12,125	178,480
Penn Virginia Corp. (A)	2,444	71,047
Phillips 66	96,288	9,859,891
Pioneer Natural Resources Company	35,881	4,512,753
QEP Resources, Inc.	43,047	159,274
Renewable Energy Group, Inc. (A)(C)	6,651	99,798
Repsol SA	322,255	5,025,884
REX American Resources Corp. (A)	1,004	76,635
Ring Energy, Inc. (A)	12,338	20,234
Royal Dutch Shell PLC, A Shares	965,475	28,315,390
Royal Dutch Shell PLC, B Shares	831,168	24,565,525
SandRidge Energy, Inc. (A)	6,314	29,676
Santos, Ltd.	392,854	2,048,418
Scorpio Tankers, Inc.	7,681	228,587
SemGroup Corp., Class A	14,205	232,110
Ship Finance International, Ltd. (C)	14,307	200,870
SM Energy Company (C)	20,044	194,226
Southwestern Energy Company (A)	308,949	596,272
SRC Energy, Inc. (A)	43,356	202,039
Talos Energy, Inc. (A)	3,735	75,933
Teekay Corp. (C)	13,183	52,732
Teekay Tankers, Ltd., Class A (A)	36,845	47,899
Tellurian, Inc. (A)(C)	17,109	142,261
The Williams Companies, Inc.	260,184	6,260,027
TOTAL SA	530,362	27,614,225
Unit Corp. (A)	9,890	33,428
Uranium Energy Corp. (A)(C)	36,123	35,216
Valero Energy Corp.	88,960	7,582,950
W&T Offshore, Inc. (A)	17,423	76,139
Washington H. Soul Pattinson & Company, Ltd.	26,586	377,762
Whiting Petroleum Corp. (A)(C)	16,373	131,475
Woodside Petroleum, Ltd.	207,697	4,537,582
World Fuel Services Corp.	37,045	1,479,577
WPX Energy, Inc. (A)	165,862	1,756,479
		391,004,358
		422,058,776
Financials – 15.0%
Banks – 7.0%
1st Constitution Bancorp	1,697	31,819
1st Source Corp.	2,371	108,426
ABN AMRO Bank NV (B)	93,752	1,651,573
ACNB Corp.	1,250	42,875
AIB Group PLC	179,539	532,597
Allegiance Bancshares, Inc. (A)	3,591	115,235
Amalgamated Bank, Class A	2,762	44,247
Amerant Bancorp, Inc. (A)	3,590	75,282
American National Bankshares, Inc.	1,664	59,022
Ameris Bancorp	10,783	433,908
Ames National Corp.	1,904	54,473
Aozora Bank, Ltd.	26,027	652,246
Arrow Financial Corp.	2,269	75,765
Associated Banc-Corp.	63,679	1,289,500
Atlantic Capital Bancshares, Inc. (A)	4,443	77,042
Atlantic Union Bankshares Corp.	14,266	531,337
Australia & New Zealand Banking Group, Ltd.	628,433	12,071,992
Banc of California, Inc.	8,152	115,269
BancFirst Corp.	3,250	180,115
Banco Bilbao Vizcaya Argentaria SA	1,478,024	7,693,830
Banco de Sabadell SA	1,245,308	1,207,350
Banco Espirito Santo SA (A)	625,609	813
Banco Santander SA	3,600,866	14,651,274
BancorpSouth Bank	53,328	1,579,042

228

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank First Corp. (C)	1,131	$74,850
Bank Hapoalim BM (A)	262,618	2,069,254
Bank Leumi Le-Israel BM	342,341	2,437,408
Bank of America Corp.	1,798,387	52,458,949
Bank of Commerce Holdings	3,559	38,758
Bank of Hawaii Corp.	15,953	1,370,841
Bank of Ireland Group PLC	213,781	847,088
Bank of Marin Bancorp	2,336	96,921
Bank of Queensland, Ltd.	89,736	600,963
Bank OZK (C)	47,468	1,294,452
BankFinancial Corp.	3,872	46,077
Bankia SA (C)	271,038	511,407
Bankinter SA	149,205	941,527
Bankwell Financial Group, Inc.	1,395	38,363
Banner Corp.	5,951	334,268
Bar Harbor Bankshares	2,938	73,244
Barclays PLC	3,821,752	7,041,577
Baycom Corp. (A)	2,170	49,281
BB&T Corp. (C)	164,472	8,777,871
BCB Bancorp, Inc.	2,996	38,469
Bendigo & Adelaide Bank, Ltd.	108,821	844,345
Berkshire Hills Bancorp, Inc.	8,100	237,249
BNP Paribas SA	249,313	12,120,825
BOC Hong Kong Holdings, Ltd.	819,741	2,781,560
Boston Private Financial Holdings, Inc. (C)	14,895	173,601
Bridge Bancorp, Inc.	3,022	89,330
Brookline Bancorp, Inc.	13,978	205,896
Bryn Mawr Bank Corp.	3,627	132,422
Business First Bancshares, Inc.	2,103	51,313
Byline Bancorp, Inc. (A)	4,349	77,760
C&F Financial Corp.	681	35,861
Cadence BanCorp	22,038	386,547
CaixaBank SA	794,602	2,084,230
Cambridge Bancorp	656	49,207
Camden National Corp.	2,771	120,040
Capital City Bank Group, Inc.	2,235	61,351
Capstar Financial Holdings, Inc.	3,337	55,327
Carolina Financial Corp.	3,684	130,929
Carter Bank & Trust (A)(C)	4,170	78,771
Cathay General Bancorp	42,961	1,492,250
CBTX, Inc.	3,228	89,997
CenterState Bank Corp.	21,904	525,367
Central Pacific Financial Corp.	4,874	138,422
Central Valley Community Bancorp	2,327	47,354
Century Bancorp, Inc., Class A	589	51,596
Chemung Financial Corp.	747	31,374
Citigroup, Inc.	484,950	33,500,346
Citizens & Northern Corp.	2,240	58,867
Citizens Financial Group, Inc.	95,976	3,394,671
City Holding Company	2,667	203,359
Civista Bancshares, Inc.	2,841	61,735
CNB Financial Corp.	2,772	79,556
Codorus Valley Bancorp, Inc.	1,968	45,776
Colony Bankcorp, Inc.	2,149	32,987
Columbia Banking System, Inc.	12,775	471,398
Comerica, Inc.	32,063	2,115,837
Commerce Bancshares, Inc. (C)	38,785	2,352,310
Commerzbank AG	221,514	1,282,320
Commonwealth Bank of Australia	392,708	21,421,985
Community Bank System, Inc. (C)	8,781	541,700
Community Bankers Trust Corp.	5,268	45,305
Community Trust Bancorp, Inc.	2,608	111,049
Concordia Financial Group, Ltd.	233,546	900,033
ConnectOne Bancorp, Inc.	6,013	133,489
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Credit Agricole SA	253,722	$3,070,997
Cullen/Frost Bankers, Inc.	22,389	1,982,546
Customers Bancorp, Inc. (A)	5,081	105,380
CVB Financial Corp.	23,139	482,911
Danske Bank A/S	143,154	1,991,611
DBS Group Holdings, Ltd.	397,883	7,198,144
DNB ASA	213,409	3,761,971
DNB Financial Corp.	833	37,077
Eagle Bancorp, Inc.	5,936	264,864
East West Bancorp, Inc.	57,152	2,531,262
Enterprise Financial Services Corp.	4,275	174,206
Equity Bancshares, Inc., Class A (A)	2,895	77,615
Erste Group Bank AG (A)	66,664	2,203,217
Esquire Financial Holdings, Inc. (A)	1,371	34,001
Evans Bancorp, Inc.	1,062	39,719
Farmers & Merchants Bancorp, Inc.	1,570	40,757
Farmers National Banc Corp. (C)	4,825	69,866
FB Financial Corp.	2,923	109,759
Fidelity D&D Bancorp, Inc. (C)	539	33,553
Fifth Third Bancorp	156,813	4,293,540
Financial Institutions, Inc.	2,857	86,224
FinecoBank Banca Fineco SpA (C)	134,758	1,425,746
First Bancorp (NC)	5,119	183,772
First Bancorp (PR)	37,861	377,853
First Bancorp, Inc.	2,089	57,427
First Bank	3,516	38,078
First Busey Corp.	9,015	227,899
First Business Financial Services, Inc.	1,884	45,367
First Choice Bancorp	1,930	41,148
First Commonwealth Financial Corp.	17,010	225,893
First Community Bankshares, Inc.	2,645	85,619
First Financial Bancorp	17,101	418,547
First Financial Bankshares, Inc. (C)	76,037	2,534,313
First Financial Corp.	2,308	100,329
First Foundation, Inc.	7,342	112,149
First Horizon National Corp.	122,701	1,987,756
First Internet Bancorp	2,248	48,130
First Interstate BancSystem, Inc., Class A	6,535	262,968
First Merchants Corp.	9,555	359,602
First Mid Bancshares, Inc.	2,292	79,349
First Midwest Bancorp, Inc.	18,585	362,036
First Northwest Bancorp	2,247	38,918
First Republic Bank	36,112	3,492,030
Flushing Financial Corp.	5,067	102,379
FNB Corp.	127,569	1,470,871
FNCB Bancorp, Inc.	3,921	30,623
Franklin Financial Network, Inc.	2,482	74,981
Franklin Financial Services Corp.	1,129	40,136
Fukuoka Financial Group, Inc.	37,920	719,657
Fulton Financial Corp.	93,099	1,506,342
FVCBankcorp, Inc. (A)	2,831	49,712
German American Bancorp, Inc.	4,262	136,597
Glacier Bancorp, Inc.	14,939	604,432
Great Southern Bancorp, Inc.	1,940	110,483
Great Western Bancorp, Inc.	9,960	328,680
Guaranty Bancshares, Inc.	1,794	54,878
Hancock Whitney Corp.	51,356	1,966,691
Hang Seng Bank, Ltd.	169,490	3,652,098
Hanmi Financial Corp.	5,569	104,586
HarborOne Bancorp, Inc. (A)	5,143	51,764
Heartland Financial USA, Inc.	5,893	263,653
Heritage Commerce Corp.	7,980	93,805
Heritage Financial Corp.	6,469	174,404
Hilltop Holdings, Inc.	12,566	300,202

229

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Home BancShares, Inc.	88,268	$1,658,997
HomeTrust Bancshares, Inc.	3,158	82,329
Hope Bancorp, Inc.	21,233	304,481
Horizon Bancorp, Inc.	6,615	114,836
Howard Bancorp, Inc. (A)	2,950	49,236
HSBC Holdings PLC	4,489,140	34,396,941
Huntington Bancshares, Inc.	222,793	3,179,256
IBERIABANK Corp.	9,142	690,587
Independent Bank Corp. (MA)	5,806	433,418
Independent Bank Corp. (MI)	4,072	86,795
Independent Bank Group, Inc.	6,335	333,284
ING Groep NV	864,092	9,026,933
International Bancshares Corp.	32,355	1,249,550
Intesa Sanpaolo SpA	3,298,046	7,812,476
Investar Holding Corp.	2,339	55,668
Investors Bancorp, Inc.	39,915	453,434
Israel Discount Bank, Ltd., Class A	275,566	1,211,165
Japan Post Bank Company, Ltd. (C)	89,400	868,351
JPMorgan Chase & Co.	686,402	80,782,651
KBC Group NV	55,271	3,589,925
KeyCorp	215,369	3,842,183
Lakeland Bancorp, Inc.	8,715	134,472
Lakeland Financial Corp.	4,255	187,135
LCNB Corp.	2,865	50,825
LegacyTexas Financial Group, Inc.	8,532	371,398
Live Oak Bancshares, Inc. (C)	4,790	86,699
Lloyds Banking Group PLC	15,728,513	10,426,730
M&T Bank Corp.	28,694	4,532,791
Macatawa Bank Corp.	5,265	54,703
MainStreet Bancshares, Inc. (A)	1,844	38,816
Malvern Bancorp, Inc. (A)	1,671	36,478
Mebuki Financial Group, Inc.	194,000	479,748
Mediobanca Banca di Credito Finanziario SpA	137,266	1,498,366
Mercantile Bank Corp.	2,859	93,775
Metropolitan Bank Holding Corp. (A)	1,442	56,714
Mid Penn Bancorp, Inc.	1,843	47,236
Midland States Bancorp, Inc.	4,027	104,903
MidWestOne Financial Group, Inc.	2,335	71,264
Mitsubishi UFJ Financial Group, Inc.	2,726,968	13,888,065
Mizrahi Tefahot Bank, Ltd.	34,233	850,635
Mizuho Financial Group, Inc.	5,343,500	8,211,638
MutualFirst Financial, Inc.	1,165	36,721
National Australia Bank, Ltd.	623,584	12,502,989
National Bank Holdings Corp., Class A	5,161	176,455
National Bankshares, Inc.	1,418	56,791
NBT Bancorp, Inc.	7,377	269,924
Nicolet Bankshares, Inc. (A)	1,517	100,987
Nordea Bank ABP	9,747	69,048
Nordea Bank ABP (Stockholm Stock Exchange)	708,434	5,025,212
Northeast Bank	1,577	34,962
Northrim BanCorp, Inc.	1,422	56,411
Norwood Financial Corp.	1,275	40,303
OFG Bancorp	8,923	195,414
Ohio Valley Banc Corp.	867	31,637
Old Line Bancshares, Inc.	2,969	86,131
Old National Bancorp	29,768	512,158
Old Second Bancorp, Inc.	5,370	65,621
Opus Bank	3,974	86,514
Origin Bancorp, Inc.	3,283	110,768
Orrstown Financial Services, Inc.	2,559	56,042
Oversea-Chinese Banking Corp., Ltd.	707,724	5,563,697
Pacific Mercantile Bancorp (A)	3,966	29,785
Pacific Premier Bancorp, Inc.	10,513	327,900
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
PacWest Bancorp	46,416	$1,686,757
Park National Corp.	2,199	208,487
Parke Bancorp, Inc.	2,111	46,906
PCB Bancorp	2,425	39,891
Peapack Gladstone Financial Corp.	3,529	98,918
Penns Woods Bancorp, Inc.	988	45,695
Peoples Bancorp, Inc.	3,032	96,448
Peoples Financial Services Corp.	1,274	57,699
People's United Financial, Inc.	85,600	1,338,356
People's Utah Bancorp	2,785	78,788
Pinnacle Financial Partners, Inc.	28,403	1,611,870
Preferred Bank	2,509	131,421
Premier Financial Bancorp, Inc.	2,498	42,891
Prosperity Bancshares, Inc. (C)	27,115	1,915,132
QCR Holdings, Inc.	2,761	104,863
Raiffeisen Bank International AG	32,743	759,364
RBB Bancorp	2,856	56,235
Regions Financial Corp.	214,191	3,388,502
Renasant Corp.	10,005	350,275
Republic Bancorp, Inc., Class A	1,685	73,213
Republic First Bancorp, Inc. (A)	9,642	40,496
Resona Holdings, Inc.	462,546	1,990,400
S&T Bancorp, Inc.	5,787	211,399
Sandy Spring Bancorp, Inc.	6,033	203,372
SB One Bancorp	2,200	49,632
Seacoast Banking Corp. of Florida (A)	8,855	224,120
Select Bancorp, Inc. (A)	3,231	37,480
ServisFirst Bancshares, Inc.	8,435	279,620
Seven Bank, Ltd.	131,040	359,995
Shinsei Bank, Ltd.	34,166	499,583
Shore Bancshares, Inc.	2,962	45,644
Sierra Bancorp	2,657	70,570
Signature Bank	21,492	2,562,276
Simmons First National Corp., Class A	16,002	398,450
Skandinaviska Enskilda Banken AB, A Shares	360,714	3,314,493
SmartFinancial, Inc. (A)	2,462	51,283
Societe Generale SA	169,978	4,656,057
South State Corp. (C)	5,891	443,592
Southern First Bancshares, Inc. (A)	1,545	61,568
Southern National Bancorp of Virginia, Inc.	4,248	65,377
Southside Bancshares, Inc.	5,570	189,993
Spirit of Texas Bancshares, Inc. (A)	1,851	39,889
Standard Chartered PLC	618,811	5,194,249
Sterling Bancorp	80,575	1,616,335
Stock Yards Bancorp, Inc.	3,556	130,470
Sumitomo Mitsui Financial Group, Inc.	294,658	10,125,072
Sumitomo Mitsui Trust Holdings, Inc.	73,383	2,657,337
Summit Financial Group, Inc.	2,180	55,808
SunTrust Banks, Inc.	95,300	6,556,640
SVB Financial Group (A)	11,064	2,311,823
Svenska Handelsbanken AB, A Shares	339,390	3,175,021
Swedbank AB, A Shares	200,706	2,890,506
Synovus Financial Corp.	60,597	2,166,949
TCF Financial Corp.	60,268	2,294,403
Texas Capital Bancshares, Inc. (A)	19,752	1,079,447
The Bancorp, Inc. (A)	9,341	92,476
The Bank of East Asia, Ltd.	288,799	711,284
The Bank of Kyoto, Ltd.	11,714	460,815
The Bank of NT Butterfield & Son, Ltd.	9,538	282,706
The Bank of Princeton	1,324	38,475
The Chiba Bank, Ltd.	120,364	622,535
The Community Financial Corp.	1,130	37,821
The First Bancshares, Inc.	2,275	73,483

230

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
The First of Long Island Corp.	4,402	$100,146
The PNC Financial Services Group, Inc.	95,583	13,396,913
The Royal Bank of Scotland Group PLC	1,071,570	2,731,311
The Shizuoka Bank, Ltd.	100,008	749,447
Tompkins Financial Corp.	2,407	195,280
Towne Bank	11,240	312,528
TriCo Bancshares	4,264	154,783
TriState Capital Holdings, Inc. (A)	4,554	95,816
Triumph Bancorp, Inc. (A)	4,395	140,157
Trustmark Corp. (C)	36,391	1,241,297
U.S. Bancorp	307,837	17,035,700
UMB Financial Corp.	24,611	1,589,378
Umpqua Holdings Corp.	86,466	1,423,230
UniCredit SpA	445,413	5,250,083
United Bankshares, Inc. (C)	56,923	2,155,674
United Community Banks, Inc.	13,773	390,465
United Overseas Bank, Ltd.	279,339	5,191,519
Unity Bancorp, Inc.	1,671	37,013
Univest Financial Corp.	5,171	131,912
Valley National Bancorp	187,288	2,035,821
Veritex Holdings, Inc.	9,196	223,141
Washington Trust Bancorp, Inc.	2,527	122,079
Webster Financial Corp.	36,189	1,696,178
Wells Fargo & Company	860,729	43,415,171
WesBanco, Inc.	9,235	345,112
West Bancorporation, Inc.	3,088	67,133
Westamerica Bancorporation	4,540	282,297
Westpac Banking Corp.	764,759	15,274,250
Wintrust Financial Corp.	22,260	1,438,664
Zions Bancorp NA	37,989	1,691,270
		670,488,150
Capital markets – 2.5%
3i Group PLC	215,793	3,088,507
Affiliated Managers Group, Inc.	10,871	906,098
Ameriprise Financial, Inc.	28,094	4,132,627
Amundi SA (B)	13,430	935,507
Ares Management Corp., Class A	11,466	307,403
Artisan Partners Asset Management, Inc., Class A	9,012	254,499
Assetmark Financial Holdings, Inc. (A)	1,531	39,883
ASX, Ltd.	42,993	2,355,993
B. Riley Financial, Inc.	3,814	90,087
BlackRock, Inc.	25,219	11,238,595
Blucora, Inc. (A)	8,639	186,948
Brightsphere Investment Group, Inc.	12,679	125,649
Cboe Global Markets, Inc.	23,975	2,754,967
CME Group, Inc.	76,871	16,245,917
Cohen & Steers, Inc.	4,054	222,686
Cowen, Inc., Class A (A)	5,249	80,782
Credit Suisse Group AG (A)	566,747	6,933,079
Daiwa Securities Group, Inc.	339,308	1,518,485
Deutsche Bank AG (C)	435,517	3,254,256
Deutsche Boerse AG	42,150	6,573,675
Diamond Hill Investment Group, Inc.	628	86,746
Donnelley Financial Solutions, Inc. (A)	5,811	71,592
E*TRADE Financial Corp.	51,481	2,249,205
Eaton Vance Corp.	44,388	1,994,353
Evercore, Inc., Class A	15,657	1,254,126
FactSet Research Systems, Inc. (C)	15,022	3,649,895
Federated Investors, Inc., Class B	54,742	1,774,188
Focus Financial Partners, Inc., Class A (A)	5,516	131,281
Franklin Resources, Inc.	60,548	1,747,415
Greenhill & Company, Inc. (C)	3,139	41,184
Hamilton Lane, Inc., Class A	3,890	221,574
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Hargreaves Lansdown PLC	63,119	$1,611,557
Hong Kong Exchanges & Clearing, Ltd.	265,171	7,772,173
Houlihan Lokey, Inc.	6,098	275,020
Interactive Brokers Group, Inc., Class A	30,137	1,620,768
Intercontinental Exchange, Inc.	120,304	11,100,450
INTL. FCStone, Inc. (A)	2,923	120,018
Invesco, Ltd.	82,697	1,400,887
Investec PLC	151,291	778,300
Janus Henderson Group PLC	62,461	1,402,874
Japan Exchange Group, Inc.	113,000	1,785,675
Julius Baer Group, Ltd. (A)	49,602	2,196,917
Ladenburg Thalmann Financial Services, Inc.	19,213	45,535
Legg Mason, Inc. (C)	32,020	1,222,844
London Stock Exchange Group PLC	69,791	6,267,209
Macquarie Group, Ltd.	71,760	6,360,961
Magellan Financial Group, Ltd.	27,492	957,552
MarketAxess Holdings, Inc.	8,105	2,654,388
Moelis & Company, Class A	8,489	278,864
Moody's Corp.	34,929	7,154,507
Morgan Stanley	269,647	11,505,837
MSCI, Inc.	18,182	3,959,131
Nasdaq, Inc.	24,747	2,458,614
Natixis SA	209,608	868,440
Nomura Holdings, Inc.	736,313	3,129,949
Northern Trust Corp.	46,131	4,304,945
Oppenheimer Holdings, Inc., Class A	1,898	57,054
Partners Group Holding AG	4,145	3,183,178
Piper Jaffray Companies	2,445	184,549
PJT Partners, Inc., Class A	4,036	164,265
Pzena Investment Management, Inc., Class A	3,680	32,826
Raymond James Financial, Inc.	26,527	2,187,416
S&P Global, Inc.	52,873	12,952,828
Safeguard Scientifics, Inc. (A)	4,329	49,091
SBI Holdings, Inc.	52,390	1,127,199
Schroders PLC	27,563	1,041,850
Sculptor Capital Management, Inc.	3,088	60,154
SEI Investments Company	49,814	2,951,729
Singapore Exchange, Ltd.	178,748	1,096,625
St. James's Place PLC	117,600	1,414,453
Standard Life Aberdeen PLC	538,804	1,892,342
State Street Corp.	79,982	4,734,135
Stifel Financial Corp.	39,255	2,252,452
T. Rowe Price Group, Inc.	50,569	5,777,508
The Bank of New York Mellon Corp.	184,148	8,325,331
The Charles Schwab Corp.	249,745	10,446,833
The Goldman Sachs Group, Inc.	69,469	14,396,061
UBS Group AG (A)	855,874	9,717,970
Virtus Investment Partners, Inc.	1,206	133,347
Waddell & Reed Financial, Inc., Class A (C)	12,823	220,299
Westwood Holdings Group, Inc.	1,671	46,237
WisdomTree Investments, Inc.	24,303	126,983
		240,273,332
Consumer finance – 0.5%
Acom Company, Ltd.	88,710	349,581
AEON Financial Service Company, Ltd.	24,953	377,284
American Express Company	146,047	17,274,439
Capital One Financial Corp.	100,966	9,185,887
Credit Saison Company, Ltd.	34,899	470,597
Curo Group Holdings Corp. (A)(C)	3,206	42,576
Discover Financial Services	68,317	5,539,826
Encore Capital Group, Inc. (A)(C)	5,479	182,588
Enova International, Inc. (A)	5,926	122,965

231

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
EZCORP, Inc., Class A (A)	9,607	$62,013
FirstCash, Inc.	24,348	2,231,981
Green Dot Corp., Class A (A)(C)	27,298	689,275
LendingClub Corp. (A)	11,779	154,069
Medallion Financial Corp. (A)	4,403	28,179
Navient Corp.	79,648	1,019,494
Nelnet, Inc., Class A	3,143	199,895
PRA Group, Inc. (A)	8,001	270,354
Regional Management Corp. (A)	1,779	50,097
SLM Corp.	167,512	1,478,293
Synchrony Financial	131,027	4,466,710
World Acceptance Corp. (A)	1,110	141,536
		44,337,639
Diversified financial services – 1.2%
AMP, Ltd.	743,838	917,417
Banco Latinoamericano de Comercio Exterior SA, Class E	5,575	111,166
Berkshire Hathaway, Inc., Class B (A)	420,935	87,562,899
Cannae Holdings, Inc. (A)	11,978	329,036
Challenger, Ltd.	122,173	608,434
Eurazeo SE	8,890	661,139
EXOR NV	24,045	1,610,368
FGL Holdings	26,270	209,635
First Eagle Private Credit LLC (A)(D)	6,344	1,532
Groupe Bruxelles Lambert SA	17,888	1,717,037
Industrivarden AB, C Shares	36,954	808,407
Investor AB, B Shares	101,050	4,935,006
Jefferies Financial Group, Inc.	98,247	1,807,745
Kinnevik AB, B Shares	53,688	1,411,552
L E Lundbergforetagen AB, B Shares	16,890	635,217
Marlin Business Services Corp.	1,706	42,974
Mitsubishi UFJ Lease & Finance Company, Ltd.	89,296	517,950
On Deck Capital, Inc. (A)	12,640	42,470
ORIX Corp.	293,683	4,393,201
Pargesa Holding SA, Bearer Shares	8,606	661,960
Tokyo Century Corp.	9,500	441,803
Wendel SA	6,017	829,153
		110,256,101
Insurance – 3.6%
Admiral Group PLC	41,954	1,090,991
Aegon NV (C)	395,431	1,642,275
Aflac, Inc.	158,938	8,315,636
Ageas	39,508	2,190,130
AIA Group, Ltd.	2,681,535	25,289,667
Alleghany Corp. (A)	5,666	4,520,108
Allianz SE	94,158	21,917,338
Ambac Financial Group, Inc. (A)	8,075	157,866
American Equity Investment Life Holding Company	15,906	384,925
American Financial Group, Inc.	29,314	3,161,515
American International Group, Inc.	186,743	10,401,585
AMERISAFE, Inc.	3,336	220,543
Aon PLC	50,628	9,800,062
Argo Group International Holdings, Ltd.	5,732	402,616
Arthur J. Gallagher & Company	39,944	3,577,784
Assicurazioni Generali SpA	243,662	4,722,093
Assurant, Inc.	13,123	1,651,136
Aviva PLC	868,346	4,262,869
AXA SA	430,061	10,981,084
Baloise Holding AG	10,822	1,939,028
Brighthouse Financial, Inc. (A)	43,748	1,770,482
Brown & Brown, Inc.	91,672	3,305,692
Chubb, Ltd.	97,835	15,794,482
Cincinnati Financial Corp.	32,609	3,804,492
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Citizens, Inc. (A)(C)	9,237	$63,458
CNO Financial Group, Inc.	88,766	1,405,166
CNP Assurances	38,174	737,698
Dai-ichi Life Holdings, Inc.	239,137	3,635,574
Direct Line Insurance Group PLC	304,859	1,124,780
eHealth, Inc. (A)	3,954	264,088
Employers Holdings, Inc.	5,440	237,075
Enstar Group, Ltd. (A)	2,007	381,169
Everest Re Group, Ltd.	8,746	2,327,223
FBL Financial Group, Inc., Class A	1,805	107,416
FedNat Holding Company	2,465	34,485
First American Financial Corp.	44,018	2,597,502
Genworth Financial, Inc., Class A (A)	286,825	1,262,030
Gjensidige Forsikring ASA	44,484	882,225
Global Indemnity, Ltd.	1,543	38,529
Globe Life, Inc.	21,547	2,063,341
Goosehead Insurance, Inc., Class A (C)	2,004	98,897
Greenlight Capital Re, Ltd., Class A (A)	5,837	61,289
Hallmark Financial Services, Inc. (A)	2,662	50,924
Hannover Rueck SE	13,379	2,261,174
HCI Group, Inc. (C)	1,255	52,760
Health Insurance Innovations, Inc., Class A (A)(C)	1,815	45,248
Heritage Insurance Holdings, Inc.	4,951	74,017
Horace Mann Educators Corp.	7,303	338,348
Insurance Australia Group, Ltd.	513,082	2,737,783
Investors Title Company	269	43,067
James River Group Holdings, Ltd.	5,152	263,988
Japan Post Holdings Company, Ltd.	349,400	3,224,120
Kemper Corp.	24,590	1,916,791
Kinsale Capital Group, Inc.	3,499	361,482
Legal & General Group PLC	1,321,520	4,033,700
Lincoln National Corp.	42,975	2,592,252
Loews Corp.	55,824	2,873,820
Mapfre SA	239,949	646,245
Marsh & McLennan Companies, Inc.	108,689	10,874,334
MBIA, Inc. (A)(C)	14,404	132,949
Medibank Pvt., Ltd.	611,222	1,403,683
Mercury General Corp.	10,651	595,178
MetLife, Inc.	170,873	8,058,371
MS&AD Insurance Group Holdings, Inc.	105,251	3,421,094
Muenchener Rueckversicherungs-Gesellschaft AG	32,005	8,266,820
National General Holdings Corp.	11,981	275,803
National Western Life Group, Inc., Class A	410	110,032
NI Holdings, Inc. (A)	2,123	36,388
NN Group NV	66,971	2,373,357
Old Republic International Corp.	111,915	2,637,837
Palomar Holdings, Inc. (A)(C)	1,124	44,308
Poste Italiane SpA (B)	115,769	1,315,957
Primerica, Inc.	16,445	2,092,297
Principal Financial Group, Inc.	55,660	3,180,412
ProAssurance Corp.	9,323	375,437
Protective Insurance Corp., Class B	2,213	38,617
Prudential Financial, Inc.	86,297	7,762,415
Prudential PLC	567,836	10,289,880
QBE Insurance Group, Ltd.	293,138	2,486,514
Reinsurance Group of America, Inc.	24,644	3,940,083
RenaissanceRe Holdings, Ltd.	17,341	3,354,616
RLI Corp.	6,980	648,512
RSA Insurance Group PLC	228,526	1,499,382
Safety Insurance Group, Inc.	2,562	259,607
Sampo OYJ, A Shares	98,269	3,904,452
SCOR SE	35,118	1,449,932

232

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Selective Insurance Group, Inc.	33,554	$2,522,925
Sompo Holdings, Inc.	74,491	3,128,387
Sony Financial Holdings, Inc.	33,816	736,310
State Auto Financial Corp.	3,116	100,927
Stewart Information Services Corp.	4,123	159,931
Suncorp Group, Ltd.	279,926	2,578,975
Swiss Life Holding AG	7,587	3,627,345
Swiss Re AG	67,590	7,052,594
T&D Holdings, Inc.	123,325	1,317,817
The Allstate Corp.	70,667	7,680,090
The Hanover Insurance Group, Inc.	15,532	2,105,207
The Hartford Financial Services Group, Inc.	77,620	4,704,548
The Progressive Corp.	125,506	9,695,339
The Travelers Companies, Inc.	55,897	8,311,325
Third Point Reinsurance, Ltd. (A)	13,358	133,446
Tiptree, Inc.	5,512	40,127
Tokio Marine Holdings, Inc.	141,685	7,600,994
Trupanion, Inc. (A)(C)	5,193	132,006
Tryg A/S	26,758	766,628
United Fire Group, Inc. (C)	3,704	174,014
United Insurance Holdings Corp.	4,026	56,324
Universal Insurance Holdings, Inc. (C)	5,395	161,796
Unum Group	44,787	1,331,070
W.R. Berkley Corp.	56,823	4,104,325
Watford Holdings, Ltd. (A)	3,687	99,365
Willis Towers Watson PLC (C)	27,691	5,343,532
Zurich Insurance Group AG	33,571	12,857,954
		347,493,631
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	6,010	91,052
Anworth Mortgage Asset Corp.	20,043	66,142
Apollo Commercial Real Estate Finance, Inc.	26,148	501,257
Ares Commercial Real Estate Corp.	5,133	78,176
Arlington Asset Investment Corp., Class A	7,217	39,621
ARMOUR Residential REIT, Inc.	10,233	171,403
Blackstone Mortgage Trust, Inc., Class A	20,513	735,391
Capstead Mortgage Corp.	15,226	111,911
Cherry Hill Mortgage Investment Corp.	3,303	43,269
Colony Credit Real Estate, Inc.	14,576	210,769
Dynex Capital, Inc.	4,710	69,614
Ellington Financial, Inc.	4,799	86,718
Exantas Capital Corp.	6,106	69,425
Granite Point Mortgage Trust, Inc.	9,097	170,478
Great Ajax Corp.	3,790	58,745
Invesco Mortgage Capital, Inc.	22,623	346,358
KKR Real Estate Finance Trust, Inc.	3,967	77,476
Ladder Capital Corp.	18,257	315,298
New York Mortgage Trust, Inc.	36,848	224,404
Orchid Island Capital, Inc.	9,864	56,718
PennyMac Mortgage Investment Trust	12,971	288,345
Ready Capital Corp.	5,672	90,298
Redwood Trust, Inc.	16,484	270,502
TPG RE Finance Trust, Inc.	8,104	160,783
Western Asset Mortgage Capital Corp.	8,525	82,266
		4,416,419
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)(C)	10,161	280,952
Bridgewater Bancshares, Inc. (A)	4,910	58,625
Capitol Federal Financial, Inc.	22,251	306,619
Columbia Financial, Inc. (A)	9,237	145,852
Dime Community Bancshares, Inc. (C)	5,941	127,197
Entegra Financial Corp. (A)	1,482	44,519
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
ESSA Bancorp, Inc.	2,105	$34,564
Essent Group, Ltd.	16,814	801,523
Federal Agricultural Mortgage Corp., Class C	1,620	132,289
First Defiance Financial Corp.	3,612	104,622
Flagstar Bancorp, Inc.	4,999	186,713
FS Bancorp, Inc.	976	51,240
Hingham Institution for Savings	288	54,432
Home Bancorp, Inc.	1,499	58,446
HomeStreet, Inc. (A)	4,240	115,837
Kearny Financial Corp.	14,954	195,000
LendingTree, Inc. (A)(C)	3,009	934,084
Luther Burbank Corp.	4,091	46,351
Merchants Bancorp	1,756	29,044
Meridian Bancorp, Inc.	8,784	164,700
Meta Financial Group, Inc.	6,283	204,889
MMA Capital Holdings, Inc. (A)	1,077	32,310
Mr. Cooper Group, Inc. (A)	13,557	143,975
New York Community Bancorp, Inc. (C)	183,521	2,303,189
NMI Holdings, Inc., Class A (A)	11,636	305,561
Northfield Bancorp, Inc.	8,214	131,917
Northwest Bancshares, Inc.	17,461	286,186
OceanFirst Financial Corp. (C)	9,099	214,736
Ocwen Financial Corp. (A)	26,162	49,185
Oritani Financial Corp.	7,381	130,607
PCSB Financial Corp.	2,944	58,851
PennyMac Financial Services, Inc. (A)	4,453	135,282
Provident Financial Services, Inc.	10,552	258,841
Radian Group, Inc.	35,755	816,644
Riverview Bancorp, Inc.	5,160	38,081
Southern Missouri Bancorp, Inc.	1,373	50,018
Sterling Bancorp, Inc.	3,643	35,556
Territorial Bancorp, Inc.	1,610	46,014
Timberland Bancorp, Inc.	1,428	39,270
TrustCo Bank Corp.	17,931	146,138
United Community Financial Corp.	8,121	87,544
United Financial Bancorp, Inc.	9,491	129,362
Walker & Dunlop, Inc.	4,900	274,057
Washington Federal, Inc. (C)	44,830	1,658,262
Waterstone Financial, Inc.	4,621	79,389
Western New England Bancorp, Inc.	5,127	48,860
WSFS Financial Corp.	9,218	406,514
		11,983,847
		1,429,249,119
Health care – 12.5%
Biotechnology – 1.7%
AbbVie, Inc.	317,385	24,032,392
Abeona Therapeutics, Inc. (A)	6,757	15,271
ACADIA Pharmaceuticals, Inc. (A)(C)	18,645	671,034
Acceleron Pharma, Inc. (A)	8,060	318,451
Achillion Pharmaceuticals, Inc. (A)	25,328	91,181
Acorda Therapeutics, Inc. (A)	8,567	24,587
Adamas Pharmaceuticals, Inc. (A)	3,781	19,340
ADMA Biologics, Inc. (A)	8,765	39,004
Adverum Biotechnologies, Inc. (A)	9,714	52,941
Aeglea BioTherapeutics, Inc. (A)	5,619	43,210
Affimed NV (A)(C)	12,003	35,289
Agenus, Inc. (A)(C)	20,363	52,537
Aimmune Therapeutics, Inc. (A)	8,153	170,724
Akcea Therapeutics, Inc. (A)	2,366	36,413
Akebia Therapeutics, Inc. (A)	21,796	85,440
Albireo Pharma, Inc. (A)	2,064	41,280
Alder Biopharmaceuticals, Inc. (A)(C)	13,123	247,500
Aldeyra Therapeutics, Inc. (A)	4,814	25,370
Alector, Inc. (A)(C)	5,074	73,167

233

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Alexion Pharmaceuticals, Inc. (A)	48,135	$4,714,342
Allakos, Inc. (A)	3,354	263,725
Allogene Therapeutics, Inc. (A)(C)	6,966	189,858
AMAG Pharmaceuticals, Inc. (A)(C)	6,276	72,488
Amgen, Inc.	128,737	24,911,897
Amicus Therapeutics, Inc. (A)	44,249	354,877
AnaptysBio, Inc. (A)	4,432	155,076
Anavex Life Sciences Corp. (A)(C)	8,934	28,231
Anika Therapeutics, Inc. (A)	2,384	130,858
Apellis Pharmaceuticals, Inc. (A)	8,744	210,643
Arcus Biosciences, Inc. (A)	6,444	58,640
Ardelyx, Inc. (A)	8,311	39,062
Arena Pharmaceuticals, Inc. (A)	8,857	405,385
ArQule, Inc. (A)	19,385	138,990
Arrowhead Pharmaceuticals, Inc. (A)(C)	16,532	465,872
Assembly Biosciences, Inc. (A)	4,420	43,449
Atara Biotherapeutics, Inc. (A)	8,926	126,035
Athenex, Inc. (A)(C)	11,673	142,002
Athersys, Inc. (A)	26,929	35,816
Audentes Therapeutics, Inc. (A)	7,933	222,838
Avid Bioservices, Inc. (A)	10,586	56,106
Avrobio, Inc. (A)	3,534	49,900
BeiGene, Ltd., ADR (A)	8,000	979,680
Beyondspring, Inc. (A)(C)	2,153	38,969
BioCryst Pharmaceuticals, Inc. (A)	20,954	60,033
Biogen, Inc. (A)	39,595	9,218,508
Biohaven Pharmaceutical Holding Company, Ltd. (A)	6,779	282,820
BioSpecifics Technologies Corp. (A)	1,166	62,404
Blueprint Medicines Corp. (A)	8,645	635,148
Bridgebio Pharma, Inc. (A)	3,725	79,976
Calithera Biosciences, Inc. (A)	8,083	24,976
CareDx, Inc. (A)	7,376	166,771
CASI Pharmaceuticals, Inc. (A)	10,495	35,053
Catalyst Pharmaceuticals, Inc. (A)	17,392	92,352
Celgene Corp. (A)	152,145	15,107,999
Cellular Biomedicine Group, Inc. (A)	2,462	36,585
CEL-SCI Corp. (A)(C)	4,995	44,655
ChemoCentryx, Inc. (A)	7,582	51,406
Chimerix, Inc. (A)	9,745	22,901
Clovis Oncology, Inc. (A)(C)	8,916	35,040
Coherus Biosciences, Inc. (A)(C)	11,007	223,002
Concert Pharmaceuticals, Inc. (A)	4,431	26,054
Constellation Pharmaceuticals, Inc. (A)	3,101	20,032
Corbus Pharmaceuticals Holdings, Inc. (A)(C)	11,276	54,914
Crinetics Pharmaceuticals, Inc. (A)(C)	2,108	31,704
CSL, Ltd.	100,499	15,890,088
Cue Biopharma, Inc. (A)	4,153	35,010
Cyclerion Therapeutics, Inc. (A)	4,604	55,800
Cytokinetics, Inc. (A)	10,169	115,723
CytomX Therapeutics, Inc. (A)	8,459	62,427
Deciphera Pharmaceuticals, Inc. (A)	3,246	110,169
Denali Therapeutics, Inc. (A)(C)	8,690	133,131
Dicerna Pharmaceuticals, Inc. (A)	9,342	134,151
Dynavax Technologies Corp. (A)(C)	14,330	51,230
Eagle Pharmaceuticals, Inc. (A)	1,644	93,001
Editas Medicine, Inc. (A)(C)	8,976	204,114
Eidos Therapeutics, Inc. (A)(C)	2,045	73,559
Eiger BioPharmaceuticals, Inc. (A)	4,664	47,806
Emergent BioSolutions, Inc. (A)	8,090	422,945
Enanta Pharmaceuticals, Inc. (A)	3,086	185,407
Epizyme, Inc. (A)(C)	14,130	145,751
Esperion Therapeutics, Inc. (A)(C)	4,480	164,237
Exelixis, Inc. (A)	118,943	2,103,507
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Fate Therapeutics, Inc. (A)	9,453	$146,805
FibroGen, Inc. (A)	13,744	508,253
Five Prime Therapeutics, Inc. (A)	6,826	26,451
Flexion Therapeutics, Inc. (A)(C)	6,291	86,218
Forty Seven, Inc. (A)	3,688	23,677
G1 Therapeutics, Inc. (A)	6,057	137,978
Galectin Therapeutics, Inc. (A)	7,188	26,380
Genmab A/S (A)	14,392	2,924,218
Genomic Health, Inc. (A)	4,785	324,519
Geron Corp. (A)(C)	33,377	44,391
Gilead Sciences, Inc.	271,869	17,231,057
Global Blood Therapeutics, Inc. (A)(C)	10,096	489,858
GlycoMimetics, Inc. (A)	6,521	28,106
Gossamer Bio, Inc. (A)(C)	7,332	123,104
Grifols SA	66,053	1,947,116
Gritstone Oncology, Inc. (A)	4,889	42,217
Halozyme Therapeutics, Inc. (A)	25,553	396,327
Heron Therapeutics, Inc. (A)(C)	13,274	245,569
Homology Medicines, Inc. (A)(C)	4,478	81,052
ImmunoGen, Inc. (A)	27,054	65,471
Immunomedics, Inc. (A)	30,949	410,384
Incyte Corp. (A)	38,320	2,844,494
Inovio Pharmaceuticals, Inc. (A)(C)	18,065	37,033
Insmed, Inc. (A)(C)	15,476	272,997
Intellia Therapeutics, Inc. (A)(C)	6,818	91,020
Intercept Pharmaceuticals, Inc. (A)	4,436	294,373
Intrexon Corp. (A)(C)	13,225	75,647
Invitae Corp. (A)(C)	15,368	296,141
Iovance Biotherapeutics, Inc. (A)	20,325	369,915
Ironwood Pharmaceuticals, Inc. (A)	27,643	237,315
Kadmon Holdings, Inc. (A)	25,119	63,300
KalVista Pharmaceuticals, Inc. (A)	2,237	25,949
Karyopharm Therapeutics, Inc. (A)	10,725	103,175
Kindred Biosciences, Inc. (A)	7,326	50,183
Kiniksa Pharmaceuticals, Ltd., Class A (A)(C)	2,791	23,751
Kodiak Sciences, Inc. (A)	4,473	64,322
Krystal Biotech, Inc. (A)	1,736	60,283
Kura Oncology, Inc. (A)	5,850	88,745
La Jolla Pharmaceutical Company (A)	4,076	35,869
Lexicon Pharmaceuticals, Inc. (A)(C)	8,181	24,625
Ligand Pharmaceuticals, Inc. (A)(C)	10,733	1,068,363
MacroGenics, Inc. (A)	8,691	110,897
Madrigal Pharmaceuticals, Inc. (A)(C)	1,425	122,864
Magenta Therapeutics, Inc. (A)	3,706	38,024
MannKind Corp. (A)(C)	36,746	45,933
Marker Therapeutics, Inc. (A)	5,361	27,395
MediciNova, Inc. (A)(C)	7,861	62,534
MEI Pharma, Inc. (A)	15,005	25,208
MeiraGTx Holdings PLC (A)	2,902	46,287
Minerva Neurosciences, Inc. (A)	6,025	46,694
Mirati Therapeutics, Inc. (A)	4,746	369,761
Molecular Templates, Inc. (A)	3,566	23,500
Momenta Pharmaceuticals, Inc. (A)	17,833	231,116
Mustang Bio, Inc. (A)	4,993	16,277
Myriad Genetics, Inc. (A)	12,407	355,212
Natera, Inc. (A)	9,950	326,360
Novavax, Inc. (A)	4,766	23,925
OPKO Health, Inc. (A)(C)	62,155	129,904
Palatin Technologies, Inc. (A)(C)	39,805	36,175
PDL BioPharma, Inc. (A)(C)	22,059	47,647
PeptiDream, Inc. (A)	20,600	984,664
Pfenex, Inc. (A)	5,818	49,104
Pieris Pharmaceuticals, Inc. (A)	9,293	31,689
Portola Pharmaceuticals, Inc. (A)(C)	12,881	345,468

234

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Principia Biopharma, Inc. (A)(C)	2,507	$70,798
Progenics Pharmaceuticals, Inc. (A)	16,126	81,517
Protagonist Therapeutics, Inc. (A)	3,087	37,075
Prothena Corp. PLC (A)	7,790	61,074
PTC Therapeutics, Inc. (A)	10,162	343,679
Puma Biotechnology, Inc. (A)(C)	5,694	61,296
Ra Pharmaceuticals, Inc. (A)	5,921	140,032
Radius Health, Inc. (A)	8,103	208,652
Recro Pharma, Inc. (A)	3,834	42,481
Regeneron Pharmaceuticals, Inc. (A)	17,154	4,758,520
REGENXBIO, Inc. (A)	5,956	212,034
Repligen Corp. (A)	27,117	2,079,603
Replimune Group, Inc. (A)	2,368	32,915
Retrophin, Inc. (A)	7,610	88,200
Rhythm Pharmaceuticals, Inc. (A)	4,295	92,729
Rigel Pharmaceuticals, Inc. (A)	32,420	60,625
Rocket Pharmaceuticals, Inc. (A)(C)	5,509	64,180
Rubius Therapeutics, Inc. (A)(C)	6,479	50,860
Sangamo Therapeutics, Inc. (A)(C)	20,668	187,045
Scholar Rock Holding Corp. (A)	2,999	26,841
Seres Therapeutics, Inc. (A)	6,319	25,339
Solid Biosciences, Inc. (A)	3,367	34,815
Sorrento Therapeutics, Inc. (A)(C)	22,115	47,326
Spark Therapeutics, Inc. (A)	6,085	590,123
Spectrum Pharmaceuticals, Inc. (A)	20,427	169,442
Spero Therapeutics, Inc. (A)	1,925	20,405
Stemline Therapeutics, Inc. (A)	7,604	79,158
Stoke Therapeutics, Inc. (A)	1,473	31,655
Syndax Pharmaceuticals, Inc. (A)	4,193	31,322
Synthorx, Inc. (A)	1,517	24,682
Syros Pharmaceuticals, Inc. (A)(C)	6,538	67,864
TCR2 Therapeutics, Inc. (A)	1,957	29,414
TG Therapeutics, Inc. (A)	14,431	81,030
The Medicines Company (A)(C)	13,092	654,600
Translate Bio, Inc. (A)(C)	5,553	55,030
Turning Point Therapeutics, Inc. (A)	1,253	47,113
Twist Bioscience Corp. (A)(C)	3,911	93,395
Ultragenyx Pharmaceutical, Inc. (A)(C)	9,721	415,864
United Therapeutics Corp. (A)	17,219	1,373,215
UNITY Biotechnology, Inc. (A)(C)	5,265	32,117
UroGen Pharma, Ltd. (A)(C)	3,504	83,500
Vanda Pharmaceuticals, Inc. (A)	9,452	125,523
Veracyte, Inc. (A)	8,336	200,064
Vericel Corp. (A)	7,981	120,832
Vertex Pharmaceuticals, Inc. (A)	55,178	9,348,257
Viking Therapeutics, Inc. (A)(C)	11,844	81,487
Voyager Therapeutics, Inc. (A)	4,408	75,862
X4 Pharmaceuticals, Inc. (A)	2,089	26,551
XBiotech, Inc. (A)(C)	3,060	32,008
Xencor, Inc. (A)	8,435	284,513
Y-mAbs Therapeutics, Inc. (A)	3,746	97,621
ZIOPHARM Oncology, Inc. (A)(C)	28,815	123,328
		164,387,159
Health care equipment and supplies – 3.0%
Abbott Laboratories	379,406	31,744,900
ABIOMED, Inc. (A)	9,741	1,732,826
Accuray, Inc. (A)	16,939	46,921
Alcon, Inc. (A)	92,190	5,377,430
Align Technology, Inc. (A)	15,603	2,822,895
Alphatec Holdings, Inc. (A)	6,247	31,360
AngioDynamics, Inc. (A)	6,537	120,412
Antares Pharma, Inc. (A)	29,515	98,728
Apyx Medical Corp. (A)	6,484	43,897
Asahi Intecc Company, Ltd.	43,300	1,142,408
AtriCure, Inc. (A)	6,575	163,981
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Atrion Corp. (C)	252	$196,351
Avanos Medical, Inc. (A)	27,102	1,015,241
Avedro, Inc. (A)	1,133	25,719
Axogen, Inc. (A)	6,190	77,251
Axonics Modulation Technologies, Inc. (A)	2,793	75,188
Baxter International, Inc.	109,601	9,586,799
Becton, Dickinson and Company	57,951	14,659,285
BioMerieux	9,200	760,845
BioSig Technologies, Inc. (A)(C)	3,311	27,316
Boston Scientific Corp. (A)	299,029	12,167,490
Cantel Medical Corp.	14,432	1,079,514
Cardiovascular Systems, Inc. (A)	6,053	287,639
Carl Zeiss Meditec AG, Bearer Shares	8,932	1,018,028
Cerus Corp. (A)	25,051	129,138
Cochlear, Ltd.	12,812	1,802,962
Coloplast A/S, B Shares	26,354	3,170,804
Conformis, Inc. (A)	11,987	22,296
CONMED Corp.	4,774	459,020
Corindus Vascular Robotics, Inc. (A)	16,715	71,540
CryoLife, Inc. (A)	6,447	175,036
CryoPort, Inc. (A)(C)	5,177	84,670
Cutera, Inc. (A)	2,559	74,800
CytoSorbents Corp. (A)	6,166	31,015
Danaher Corp.	137,057	19,795,143
Demant A/S (A)(C)	24,469	626,406
DENTSPLY SIRONA, Inc.	48,125	2,565,544
Edwards Lifesciences Corp. (A)	44,645	9,817,882
Fisher & Paykel Healthcare Corp., Ltd.	127,493	1,383,308
GenMark Diagnostics, Inc. (A)(C)	10,413	63,103
Glaukos Corp. (A)(C)	6,351	397,001
Globus Medical, Inc., Class A (A)	43,412	2,219,221
Haemonetics Corp. (A)	28,916	3,647,464
Heska Corp. (A)	1,250	88,588
Hill-Rom Holdings, Inc.	26,236	2,760,814
Hologic, Inc. (A)	57,382	2,897,217
Hoya Corp.	84,607	6,929,557
ICU Medical, Inc. (A)	7,547	1,204,501
IDEXX Laboratories, Inc. (A)	18,481	5,025,538
Inogen, Inc. (A)	3,253	155,851
Integer Holdings Corp. (A)	5,713	431,674
Integra LifeSciences Holdings Corp. (A)	27,877	1,674,571
IntriCon Corp. (A)	1,591	30,929
Intuitive Surgical, Inc. (A)	24,741	13,358,408
Invacare Corp.	6,368	47,760
iRhythm Technologies, Inc. (A)	4,383	324,824
Koninklijke Philips NV	205,539	9,497,767
Lantheus Holdings, Inc. (A)	6,777	169,866
LeMaitre Vascular, Inc.	2,946	100,694
LivaNova PLC (A)	27,529	2,031,365
Masimo Corp. (A)	19,264	2,866,291
Medtronic PLC	288,015	31,284,189
Meridian Bioscience, Inc.	7,805	74,069
Merit Medical Systems, Inc. (A)	9,461	288,182
Mesa Laboratories, Inc.	602	143,138
Misonix, Inc. (A)	1,477	29,688
Natus Medical, Inc. (A)	5,972	190,148
Neogen Corp. (A)	9,010	613,671
Neuronetics, Inc. (A)	2,747	22,828
Nevro Corp. (A)	5,265	452,632
Novocure, Ltd. (A)(C)	15,140	1,132,169
NuVasive, Inc. (A)	29,555	1,873,196
Olympus Corp.	258,508	3,502,238
OraSure Technologies, Inc. (A)	11,351	84,792
Orthofix Medical, Inc. (A)	3,223	170,883

235

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
OrthoPediatrics Corp. (A)	1,601	$56,451
Penumbra, Inc. (A)(C)	12,569	1,690,405
Pulse Biosciences, Inc. (A)(C)	2,328	35,944
Quidel Corp. (A)	6,280	385,278
ResMed, Inc.	30,842	4,167,063
Rockwell Medical, Inc. (A)	11,419	31,516
RTI Surgical Holdings, Inc. (A)	11,302	32,211
SeaSpine Holdings Corp. (A)	3,320	40,537
Senseonics Holdings, Inc. (A)(C)	21,256	21,012
Shockwave Medical, Inc. (A)	1,203	36,006
SI-BONE, Inc. (A)	3,056	54,000
Siemens Healthineers AG (B)	33,329	1,310,567
Sientra, Inc. (A)	6,251	40,506
Silk Road Medical, Inc. (A)	1,637	53,252
Smith & Nephew PLC	194,082	4,673,861
Sonova Holding AG	12,320	2,866,625
STAAR Surgical Company (A)(C)	7,907	203,842
STERIS PLC	33,254	4,804,870
Straumann Holding AG	2,290	1,873,103
Stryker Corp.	68,881	14,898,960
Surmodics, Inc. (A)	2,374	108,587
Sysmex Corp.	37,079	2,491,051
Tactile Systems Technology, Inc. (A)	3,248	137,455
Tandem Diabetes Care, Inc. (A)	9,850	580,953
Teleflex, Inc.	9,925	3,372,019
Terumo Corp.	143,234	4,634,798
The Cooper Companies, Inc.	10,642	3,160,674
TransEnterix, Inc. (A)(C)	35,377	21,927
TransMedics Group, Inc. (A)	1,289	30,614
Utah Medical Products, Inc.	674	64,596
Vapotherm, Inc. (A)	2,175	20,597
Varex Imaging Corp. (A)	6,694	191,047
Varian Medical Systems, Inc. (A)	19,548	2,327,971
ViewRay, Inc. (A)(C)	12,660	36,714
West Pharmaceutical Services, Inc.	28,959	4,106,965
Wright Medical Group NV (A)	22,236	458,729
Zimmer Biomet Holdings, Inc.	44,075	6,050,175
Zynex, Inc. (C)	3,101	29,491
		285,397,187
Health care providers and services – 1.8%
Acadia Healthcare Company, Inc. (A)	34,761	1,080,372
Addus HomeCare Corp. (A)	1,863	147,699
Alfresa Holdings Corp.	41,700	934,342
Amedisys, Inc. (A)	18,155	2,378,487
American Renal Associates Holdings, Inc. (A)	2,785	17,601
AmerisourceBergen Corp.	32,646	2,687,745
AMN Healthcare Services, Inc. (A)	8,071	464,567
Anthem, Inc.	54,916	13,185,332
Apollo Medical Holdings, Inc. (A)	4,548	80,136
BioTelemetry, Inc. (A)	5,933	241,651
Brookdale Senior Living, Inc. (A)	32,906	249,427
Cardinal Health, Inc.	64,000	3,020,160
Catasys, Inc. (A)(C)	1,419	22,363
Centene Corp. (A)	88,788	3,840,969
Chemed Corp.	6,252	2,610,648
Cigna Corp.	81,061	12,304,249
Community Health Systems, Inc. (A)(C)	16,128	58,061
CorVel Corp. (A)	1,596	120,817
Covetrus, Inc. (A)(C)	38,255	454,852
Cross Country Healthcare, Inc. (A)	6,609	68,073
CVS Health Corp.	279,177	17,607,693
DaVita, Inc. (A)	20,787	1,186,314
Diplomat Pharmacy, Inc. (A)(C)	10,963	53,719
Encompass Health Corp.	38,735	2,451,151
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Enzo Biochem, Inc. (A)	9,175	$33,030
Fresenius Medical Care AG & Company KGaA	47,811	3,212,911
Fresenius SE & Company KGaA	92,589	4,331,372
Hanger, Inc. (A)	6,473	131,920
HCA Healthcare, Inc.	57,095	6,875,380
HealthEquity, Inc. (A)	39,745	2,271,228
Henry Schein, Inc. (A)	31,827	2,021,015
Humana, Inc.	28,999	7,414,174
Laboratory Corp. of America Holdings (A)	20,973	3,523,464
LHC Group, Inc. (A)	5,302	602,095
Magellan Health, Inc. (A)	3,876	240,700
McKesson Corp.	39,693	5,424,445
Medipal Holdings Corp.	40,741	909,430
MEDNAX, Inc. (A)	33,068	747,998
Molina Healthcare, Inc. (A)	24,625	2,701,855
National HealthCare Corp.	2,134	174,668
National Research Corp.	2,164	124,971
NMC Health PLC	20,822	693,979
Option Care Health, Inc. (A)	22,564	72,205
Owens & Minor, Inc.	11,304	65,676
Patterson Companies, Inc.	48,440	863,201
PetIQ, Inc. (A)(C)	3,466	94,483
Quest Diagnostics, Inc.	28,910	3,094,237
R1 RCM, Inc. (A)	18,313	163,535
RadNet, Inc. (A)	7,724	110,917
Ramsay Health Care, Ltd.	31,432	1,377,037
Ryman Healthcare, Ltd.	88,987	739,585
Select Medical Holdings Corp. (A)	19,511	323,297
Sonic Healthcare, Ltd.	99,993	1,895,971
Surgery Partners, Inc. (A)(C)	4,909	36,253
Suzuken Company, Ltd.	16,048	863,857
Tenet Healthcare Corp. (A)	58,787	1,300,368
The Ensign Group, Inc.	8,928	423,455
The Joint Corp. (A)	2,508	46,674
The Providence Service Corp. (A)	2,117	125,877
Tivity Health, Inc. (A)(C)	8,418	139,991
Triple-S Management Corp., Class B (A)	4,206	56,360
UnitedHealth Group, Inc.	203,438	44,211,146
Universal Health Services, Inc., Class B	17,438	2,593,903
US Physical Therapy, Inc.	2,219	289,690
WellCare Health Plans, Inc. (A)	10,800	2,799,036
		168,387,817
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (A)	94,912	1,042,134
Castlight Health, Inc., B Shares (A)	19,599	27,635
Cerner Corp.	68,349	4,659,351
Computer Programs & Systems, Inc.	2,396	54,174
Evolent Health, Inc., Class A (A)(C)	13,161	94,628
Health Catalyst, Inc. (A)	1,038	32,842
HealthStream, Inc. (A)	4,770	123,495
HMS Holdings Corp. (A)	15,340	528,693
Inovalon Holdings, Inc., Class A (A)(C)	12,671	207,678
Inspire Medical Systems, Inc. (A)	2,341	142,848
Livongo Health, Inc. (A)	2,398	41,821
M3, Inc.	97,786	2,366,408
Medidata Solutions, Inc. (A)	24,448	2,236,992
NextGen Healthcare, Inc. (A)	9,674	151,592
Omnicell, Inc. (A)	7,291	526,921
OptimizeRx Corp. (A)	2,370	34,318
Phreesia, Inc. (A)	1,262	30,591
Simulations Plus, Inc.	2,205	76,514
Tabula Rasa HealthCare, Inc. (A)(C)	3,498	192,180
Teladoc Health, Inc. (A)(C)	12,580	851,918

236

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Vocera Communications, Inc. (A)	5,453	$134,416
		13,557,149
Life sciences tools and services – 0.8%
Accelerate Diagnostics, Inc. (A)(C)	4,976	92,404
Agilent Technologies, Inc.	66,433	5,090,761
Bio-Rad Laboratories, Inc., Class A (A)	8,440	2,808,326
Bio-Techne Corp.	14,947	2,924,679
Cambrex Corp. (A)	5,956	354,382
Charles River Laboratories International, Inc. (A)	19,165	2,536,871
ChromaDex Corp. (A)	8,067	31,744
Codexis, Inc. (A)(C)	9,407	129,017
Eurofins Scientific SE (C)	2,546	1,183,988
Fluidigm Corp. (A)	12,475	57,759
Illumina, Inc. (A)	31,556	9,599,966
IQVIA Holdings, Inc. (A)	39,109	5,842,102
Lonza Group AG (A)	16,523	5,591,562
Luminex Corp.	7,431	153,450
Medpace Holdings, Inc. (A)	4,882	410,283
Mettler-Toledo International, Inc. (A)	5,283	3,721,345
NanoString Technologies, Inc. (A)	5,951	128,482
NeoGenomics, Inc. (A)	15,961	305,174
Pacific Biosciences of California, Inc. (A)	25,439	131,265
PerkinElmer, Inc.	23,845	2,030,879
Personalis, Inc. (A)	1,228	18,021
PRA Health Sciences, Inc. (A)	24,658	2,446,813
QIAGEN NV (A)	50,398	1,650,468
Quanterix Corp. (A)	1,985	43,591
Sartorius Stedim Biotech	6,141	858,960
Syneos Health, Inc. (A)	35,343	1,880,601
Thermo Fisher Scientific, Inc.	85,970	25,040,482
Waters Corp. (A)	14,331	3,199,109
		78,262,484
Pharmaceuticals – 5.1%
AcelRx Pharmaceuticals, Inc. (A)(C)	15,733	34,613
Aerie Pharmaceuticals, Inc. (A)(C)	7,605	146,168
Akorn, Inc. (A)	17,184	65,299
Allergan PLC	70,419	11,850,814
Amneal Pharmaceuticals, Inc. (A)(C)	17,247	50,016
Amphastar Pharmaceuticals, Inc. (A)	6,504	128,974
ANI Pharmaceuticals, Inc. (A)	1,650	120,252
Arvinas, Inc. (A)	3,324	71,632
Astellas Pharma, Inc.	419,047	5,994,115
AstraZeneca PLC	291,035	25,986,229
Axsome Therapeutics, Inc. (A)(C)	4,412	89,299
Bayer AG	206,890	14,576,030
BioDelivery Sciences International, Inc. (A)	15,672	65,979
Bristol-Myers Squibb Company (C)	351,149	17,806,766
Cara Therapeutics, Inc. (A)	6,734	123,098
Catalent, Inc. (A)	57,339	2,732,777
Chiasma, Inc. (A)	5,817	28,794
Chugai Pharmaceutical Company, Ltd.	49,734	3,886,570
Collegium Pharmaceutical, Inc. (A)	6,065	69,626
Corcept Therapeutics, Inc. (A)	17,141	242,288
Corium International, Inc. (A)(D)	5,285	951
CorMedix, Inc. (A)	4,516	28,812
Cymabay Therapeutics, Inc. (A)	12,850	65,792
Daiichi Sankyo Company, Ltd.	125,886	7,954,659
Dermira, Inc. (A)(C)	8,660	55,337
Dova Pharmaceuticals, Inc. (A)	1,349	37,705
Eisai Company, Ltd.	55,968	2,859,237
Elanco Animal Health, Inc. (A)(D)	9,534	241
Eli Lilly & Company	182,379	20,395,444
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eloxx Pharmaceuticals, Inc. (A)	4,612	$20,846
Endo International PLC (A)	40,159	128,910
Evolus, Inc. (A)(C)	2,519	39,347
Eyepoint Pharmaceuticals, Inc. (A)	10,557	19,108
GlaxoSmithKline PLC	1,106,679	23,721,210
H Lundbeck A/S	15,457	512,440
Hisamitsu Pharmaceutical Company, Inc.	11,584	509,934
Innoviva, Inc. (A)	11,578	122,032
Intersect ENT, Inc. (A)(C)	5,592	95,120
Intra-Cellular Therapies, Inc. (A)	8,360	62,449
Ipsen SA	8,371	794,127
Johnson & Johnson	566,548	73,299,980
Kyowa Kirin Company, Ltd.	53,959	1,050,815
Lannett Company, Inc. (A)	5,770	64,624
Mallinckrodt PLC (A)(C)	15,244	36,738
Merck & Company, Inc.	549,634	46,268,190
Merck KGaA	28,682	3,231,020
Mitsubishi Tanabe Pharma Corp.	49,934	550,288
Mylan NV (A)	110,742	2,190,477
MyoKardia, Inc. (A)(C)	7,883	411,098
Nektar Therapeutics (A)(C)	37,626	685,358
Novartis AG	476,629	41,365,176
Novo Nordisk A/S, B Shares	392,556	20,285,784
Ocular Therapeutix, Inc. (A)	7,766	23,609
Odonate Therapeutics, Inc. (A)	1,979	51,513
Omeros Corp. (A)(C)	8,435	137,744
Ono Pharmaceutical Company, Ltd.	84,400	1,537,091
Optinose, Inc. (A)(C)	4,947	34,629
Orion OYJ, Class B	23,167	863,269
Otsuka Holdings Company, Ltd.	86,693	3,256,625
Pacira BioSciences, Inc. (A)	7,199	274,066
Paratek Pharmaceuticals, Inc. (A)	5,557	24,006
Perrigo Company PLC	29,207	1,632,379
Pfizer, Inc.	1,187,347	42,661,378
Phibro Animal Health Corp., Class A	3,741	79,796
Prestige Consumer Healthcare, Inc. (A)(C)	28,620	992,828
Reata Pharmaceuticals, Inc., Class A (A)(C)	3,570	286,635
Recordati SpA	23,229	996,263
resTORbio, Inc. (A)	3,099	27,395
Revance Therapeutics, Inc. (A)	8,232	107,016
Roche Holding AG	155,876	45,385,549
Sanofi	249,619	23,122,892
Santen Pharmaceutical Company, Ltd.	79,900	1,396,301
Shionogi & Company, Ltd.	59,711	3,329,067
SIGA Technologies, Inc. (A)	10,270	52,582
Sumitomo Dainippon Pharma Company, Ltd.	35,292	583,920
Supernus Pharmaceuticals, Inc. (A)	8,818	242,319
Taisho Pharmaceutical Holdings Company, Ltd.	8,016	586,131
Takeda Pharmaceutical Company, Ltd.	329,798	11,317,233
Teva Pharmaceutical Industries, Ltd., ADR (A)(C)	244,008	1,678,775
TherapeuticsMD, Inc. (A)(C)	35,567	129,108
Theravance Biopharma, Inc. (A)	7,975	155,353
Tricida, Inc. (A)	3,964	122,369
UCB SA	28,052	2,035,239
Verrica Pharmaceuticals, Inc. (A)	2,237	33,018
Vifor Pharma AG	10,094	1,613,315
WaVe Life Sciences, Ltd. (A)(C)	4,163	85,466
Xeris Pharmaceuticals, Inc. (A)(C)	5,275	51,853
Zoetis, Inc.	102,517	12,772,593
Zogenix, Inc. (A)	7,556	302,542

237

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zynerba Pharmaceuticals, Inc. (A)(C)	3,989	$30,157
		488,944,612
		1,198,936,408
Industrials – 11.6%
Aerospace and defense – 2.1%
AAR Corp.	5,888	242,644
Aerojet Rocketdyne Holdings, Inc. (A)	12,832	648,144
AeroVironment, Inc. (A)(C)	3,793	203,153
Airbus SE	129,521	16,815,522
Arconic, Inc.	83,155	2,162,030
Astronics Corp. (A)	4,374	128,508
Axon Enterprise, Inc. (A)(C)	33,529	1,903,777
BAE Systems PLC	711,577	4,983,379
Cubic Corp.	5,516	388,492
Curtiss-Wright Corp.	16,779	2,170,699
Dassault Aviation SA	561	793,518
Ducommun, Inc. (A)	1,972	83,613
General Dynamics Corp.	50,225	9,177,614
Huntington Ingalls Industries, Inc.	8,873	1,879,213
Kratos Defense & Security Solutions, Inc. (A)	15,947	296,534
L3Harris Technologies, Inc.	47,932	10,000,532
Leonardo SpA	90,034	1,058,351
Lockheed Martin Corp.	53,348	20,808,921
Maxar Technologies, Inc. (C)	10,729	81,540
Meggitt PLC	173,266	1,351,648
Mercury Systems, Inc. (A)	9,482	769,654
Moog, Inc., Class A	5,569	451,757
MTU Aero Engines AG	11,563	3,072,490
National Presto Industries, Inc. (C)	889	79,201
Northrop Grumman Corp.	33,779	12,660,031
Park Aerospace Corp.	3,524	61,881
Parsons Corp. (A)	3,312	109,230
Raytheon Company	59,784	11,729,023
Rolls-Royce Holdings PLC (A)	380,942	3,701,552
Safran SA	72,674	11,442,540
Singapore Technologies Engineering, Ltd.	351,152	976,104
Teledyne Technologies, Inc. (A)	14,285	4,599,627
Textron, Inc.	49,401	2,418,673
Thales SA	23,725	2,727,210
The Boeing Company	114,757	43,661,596
TransDigm Group, Inc.	10,656	5,548,260
Triumph Group, Inc.	8,813	201,641
United Technologies Corp.	174,128	23,771,955
Vectrus, Inc. (A)	2,038	82,845
Wesco Aircraft Holdings, Inc. (A)	9,215	101,457
		203,344,559
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	10,497	220,647
Atlas Air Worldwide Holdings, Inc. (A)	4,180	105,461
Bollore SA	195,103	807,914
C.H. Robinson Worldwide, Inc.	29,062	2,463,876
Deutsche Post AG	219,422	7,312,283
Echo Global Logistics, Inc. (A)	4,903	111,053
Expeditors International of Washington, Inc.	36,648	2,722,580
FedEx Corp.	51,520	7,499,766
Forward Air Corp.	5,022	320,002
Hub Group, Inc., Class A (A)(C)	5,771	268,352
Radiant Logistics, Inc. (A)	7,647	39,535
SG Holdings Company, Ltd.	32,000	784,195
United Parcel Service, Inc., Class B	149,911	17,962,336
XPO Logistics, Inc. (A)	36,197	2,590,619
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Yamato Holdings Company, Ltd.	68,393	$1,033,292
		44,241,911
Airlines – 0.3%
Alaska Air Group, Inc.	26,463	1,717,713
Allegiant Travel Company	2,268	339,429
American Airlines Group, Inc.	85,072	2,294,392
ANA Holdings, Inc. (C)	25,549	860,734
Delta Air Lines, Inc.	124,225	7,155,360
Deutsche Lufthansa AG	52,580	834,716
easyJet PLC	35,174	496,436
Hawaiian Holdings, Inc.	8,239	216,356
Japan Airlines Company, Ltd.	25,540	758,523
JetBlue Airways Corp. (A)	116,336	1,948,628
Mesa Air Group, Inc. (A)	4,077	27,499
Singapore Airlines, Ltd.	120,227	795,214
SkyWest, Inc.	8,781	504,029
Southwest Airlines Company	103,850	5,608,939
Spirit Airlines, Inc. (A)	11,980	434,874
United Airlines Holdings, Inc. (A)	47,432	4,193,463
		28,186,305
Building products – 0.6%
AAON, Inc. (C)	7,176	329,665
Advanced Drainage Systems, Inc.	6,396	206,399
AGC, Inc.	40,576	1,264,443
Allegion PLC	20,045	2,077,664
American Woodmark Corp. (A)	2,741	243,702
AO Smith Corp.	29,699	1,416,939
Apogee Enterprises, Inc.	4,635	180,719
Armstrong Flooring, Inc. (A)	3,863	24,685
Assa Abloy AB, B Shares	222,751	4,952,010
Builders FirstSource, Inc. (A)	20,173	415,059
Caesarstone, Ltd.	4,239	70,410
Cie de Saint-Gobain	109,327	4,284,820
Continental Building Products, Inc. (A)	6,131	167,315
Cornerstone Building Brands, Inc. (A)	8,603	52,048
CSW Industrials, Inc.	2,576	177,821
Daikin Industries, Ltd.	55,297	7,293,074
Fortune Brands Home & Security, Inc.	30,028	1,642,532
Geberit AG	8,243	3,939,206
Gibraltar Industries, Inc. (A)(C)	5,751	264,201
Griffon Corp.	6,574	137,857
Insteel Industries, Inc.	3,400	69,802
JELD-WEN Holding, Inc. (A)	11,929	230,110
Johnson Controls International PLC	170,814	7,497,026
Kingspan Group PLC	34,173	1,667,747
Lennox International, Inc.	13,838	3,362,219
LIXIL Group Corp.	59,250	1,046,779
Masco Corp.	62,137	2,589,870
Masonite International Corp. (A)	4,403	255,374
Owens Corning	42,720	2,699,904
Patrick Industries, Inc. (A)	4,040	173,235
PGT Innovations, Inc. (A)	10,120	174,772
Quanex Building Products Corp.	5,954	107,648
Resideo Technologies, Inc. (A)	48,212	691,842
Simpson Manufacturing Company, Inc.	7,764	538,589
TOTO, Ltd. (C)	31,500	1,186,300
Trex Company, Inc. (A)(C)	33,244	3,022,877
Universal Forest Products, Inc.	10,437	416,228
		54,870,891
Commercial services and supplies – 0.7%
ABM Industries, Inc.	11,665	423,673
ACCO Brands Corp.	17,167	169,438
Advanced Disposal Services, Inc. (A)	12,710	413,965
Brady Corp., Class A	8,292	439,891

238

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Brambles, Ltd.	354,230	$2,727,926
BrightView Holdings, Inc. (A)	5,646	96,829
Casella Waste Systems, Inc., Class A (A)	7,959	341,759
CECO Environmental Corp. (A)	5,968	41,686
Cimpress NV (A)	3,827	504,552
Cintas Corp.	17,821	4,777,810
Clean Harbors, Inc. (A)	20,181	1,557,973
Copart, Inc. (A)	43,282	3,476,843
Covanta Holding Corp.	20,895	361,275
Dai Nippon Printing Company, Ltd.	54,073	1,402,705
Deluxe Corp.	24,412	1,200,094
Edenred	53,135	2,548,874
Ennis, Inc.	4,823	97,473
G4S PLC	344,524	802,374
Healthcare Services Group, Inc. (C)	42,274	1,026,835
Heritage-Crystal Clean, Inc. (A)	2,899	76,824
Herman Miller, Inc.	33,579	1,547,656
HNI Corp.	24,380	865,490
Interface, Inc.	10,441	150,768
ISS A/S	35,004	865,415
KAR Auction Services, Inc.	52,412	1,286,715
Kimball International, Inc., Class B	6,571	126,820
Knoll, Inc.	8,732	221,356
Matthews International Corp., Class A	5,518	195,282
McGrath RentCorp	4,270	297,149
Mobile Mini, Inc.	7,914	291,710
MSA Safety, Inc.	20,163	2,199,985
Park24 Company, Ltd.	25,800	599,361
PICO Holdings, Inc. (A)	4,193	42,307
Pitney Bowes, Inc. (C)	30,606	139,869
Quad/Graphics, Inc.	6,095	64,058
Rentokil Initial PLC	410,404	2,359,591
Republic Services, Inc.	45,445	3,933,265
Rollins, Inc.	30,230	1,029,936
RR Donnelley & Sons Company	13,524	50,985
Secom Company, Ltd.	46,555	4,260,055
Securitas AB, B Shares	69,574	1,065,389
Societe BIC SA (C)	5,618	377,140
Sohgo Security Services Company, Ltd.	15,900	836,260
SP Plus Corp. (A)	4,053	149,961
Steelcase, Inc., Class A	15,331	282,090
Stericycle, Inc. (A)(C)	35,781	1,822,326
Team, Inc. (A)(C)	5,389	97,271
Tetra Tech, Inc.	31,060	2,694,766
The Brink's Company	28,414	2,356,941
Toppan Printing Company, Ltd.	62,062	1,102,199
UniFirst Corp.	2,635	514,141
US Ecology, Inc.	3,958	253,075
Viad Corp.	3,507	235,495
VSE Corp.	1,667	56,828
Waste Management, Inc.	83,784	9,635,160
		64,495,614
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	58,314	2,329,993
AECOM (A)	61,935	2,326,279
Aegion Corp. (A)	5,532	118,274
Ameresco, Inc., Class A (A)	4,209	67,639
Arcosa, Inc.	8,556	292,701
Argan, Inc.	2,570	100,975
Bouygues SA	49,674	1,989,282
CIMIC Group, Ltd.	21,815	463,527
Comfort Systems USA, Inc.	6,407	283,382
Construction Partners, Inc., Class A (A)	2,472	38,514
Dycom Industries, Inc. (A)	17,728	905,014
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Eiffage SA	17,481	$1,812,168
EMCOR Group, Inc.	31,752	2,734,482
Ferrovial SA	107,810	3,114,979
Fluor Corp.	54,945	1,051,098
Granite Construction, Inc. (C)	26,693	857,646
Great Lakes Dredge & Dock Corp. (A)	10,995	114,898
HOCHTIEF AG	5,531	630,314
IES Holdings, Inc. (A)	1,701	35,024
Jacobs Engineering Group, Inc.	29,087	2,661,461
JGC Corp.	49,006	646,749
Kajima Corp.	100,085	1,318,558
MasTec, Inc. (A)	34,185	2,219,632
MYR Group, Inc. (A)	2,916	91,242
Northwest Pipe Company (A)	1,919	54,020
NV5 Global, Inc. (A)	1,830	124,934
Obayashi Corp.	144,615	1,446,284
Primoris Services Corp.	7,891	154,743
Quanta Services, Inc. (C)	30,522	1,153,732
Shimizu Corp.	131,729	1,196,613
Skanska AB, B Shares	75,807	1,534,723
Sterling Construction Company, Inc. (A)	4,950	65,093
Taisei Corp.	44,973	1,750,214
Tutor Perini Corp. (A)(C)	7,102	101,772
Valmont Industries, Inc.	8,495	1,176,048
Vinci SA	113,345	12,209,412
WillScot Corp. (A)	9,344	145,580
		47,316,999
Electrical equipment – 0.8%
ABB, Ltd.	409,576	8,054,672
Acuity Brands, Inc.	15,667	2,111,755
Allied Motion Technologies, Inc.	1,359	47,986
American Superconductor Corp. (A)	4,301	33,720
AMETEK, Inc.	49,019	4,500,925
Atkore International Group, Inc. (A)	8,195	248,718
AZZ, Inc.	4,560	198,634
Bloom Energy Corp., Class A (A)(C)	10,046	32,650
Eaton Corp. PLC	90,161	7,496,887
Emerson Electric Company	132,043	8,828,395
Encore Wire Corp.	3,591	202,101
EnerSys	24,134	1,591,396
Fuji Electric Company, Ltd.	28,240	870,740
Generac Holdings, Inc. (A)(C)	10,686	837,141
Hubbell, Inc.	21,365	2,807,361
Legrand SA	59,374	4,235,557
Melrose Industries PLC	1,079,372	2,674,125
Mitsubishi Electric Corp.	405,497	5,409,393
Nidec Corp.	49,693	6,729,499
nVent Electric PLC (C)	61,094	1,346,512
Plug Power, Inc. (A)	41,632	109,492
Powell Industries, Inc.	1,649	64,558
Preformed Line Products Company	661	36,084
Prysmian SpA	53,690	1,152,862
Regal Beloit Corp.	16,467	1,199,621
Rockwell Automation, Inc.	25,118	4,139,446
Schneider Electric SE	122,130	10,679,300
Siemens Gamesa Renewable Energy SA	53,077	720,051
Sunrun, Inc. (A)	19,764	330,158
Thermon Group Holdings, Inc. (A)	5,860	134,663
TPI Composites, Inc. (A)	5,221	97,894
Vestas Wind Systems A/S	41,952	3,254,549
Vicor Corp. (A)	3,185	94,021
Vivint Solar, Inc. (A)(C)	8,162	53,379
		80,324,245
Industrial conglomerates – 1.2%
3M Company	123,495	20,302,578

239

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Carlisle Companies, Inc.	22,228	$3,235,063
CK Hutchison Holdings, Ltd.	600,238	5,298,975
DCC PLC	21,890	1,909,121
General Electric Company	1,873,435	16,748,509
Honeywell International, Inc.	154,456	26,133,955
Jardine Matheson Holdings, Ltd.	49,400	2,643,748
Jardine Strategic Holdings, Ltd.	49,500	1,480,616
Keihan Holdings Company, Ltd.	21,600	962,460
Keppel Corp., Ltd.	325,245	1,396,759
NWS Holdings, Ltd.	349,599	541,483
Raven Industries, Inc.	6,358	212,739
Roper Technologies, Inc.	22,326	7,961,452
Sembcorp Industries, Ltd.	223,922	337,158
Siemens AG	169,834	18,179,898
Smiths Group PLC	88,280	1,703,435
Toshiba Corp.	114,828	3,512,406
		112,560,355
Machinery – 2.2%
Actuant Corp., Class A	9,726	213,388
AGCO Corp.	24,848	1,880,994
Alamo Group, Inc.	1,707	200,948
Albany International Corp., Class A	5,155	464,775
Alfa Laval AB	70,092	1,382,501
Alstom SA	35,011	1,450,268
Altra Industrial Motion Corp.	11,348	314,283
Amada Holdings Company, Ltd.	73,852	800,296
ANDRITZ AG	16,295	665,899
Astec Industries, Inc.	4,032	125,395
Atlas Copco AB, A Shares	149,263	4,596,274
Atlas Copco AB, B Shares	86,575	2,344,370
Barnes Group, Inc.	8,242	424,793
Blue Bird Corp. (A)	2,840	54,059
Briggs & Stratton Corp.	7,558	45,801
Caterpillar, Inc.	120,771	15,254,585
Chart Industries, Inc. (A)	6,324	394,365
CIRCOR International, Inc. (A)(C)	3,483	130,787
CNH Industrial NV (C)	225,967	2,301,049
Colfax Corp. (A)	32,805	953,313
Columbus McKinnon Corp.	4,126	150,310
Commercial Vehicle Group, Inc. (A)	5,787	41,724
Crane Company	20,009	1,613,326
Cummins, Inc.	33,872	5,509,958
Daifuku Company, Ltd.	22,500	1,170,586
Deere & Company	67,594	11,401,756
Donaldson Company, Inc.	50,076	2,607,958
Douglas Dynamics, Inc.	3,978	177,299
Dover Corp.	31,221	3,108,363
Energy Recovery, Inc. (A)	6,844	63,410
EnPro Industries, Inc.	3,610	247,827
Epiroc AB, A Shares	146,146	1,582,783
Epiroc AB, B Shares	87,040	898,218
ESCO Technologies, Inc.	4,460	354,838
Evoqua Water Technologies Corp. (A)(C)	13,395	227,983
FANUC Corp.	43,018	8,131,411
Federal Signal Corp.	10,467	342,690
Flowserve Corp.	28,158	1,315,260
Fortive Corp.	63,385	4,345,676
Franklin Electric Company, Inc.	8,050	384,871
GEA Group AG	34,144	921,129
Graco, Inc.	65,499	3,015,574
Graham Corp.	1,931	38,350
Harsco Corp. (A)	14,057	266,521
Helios Technologies, Inc.	5,233	212,303
Hillenbrand, Inc.	10,846	334,924
Hino Motors, Ltd.	64,442	534,035
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hitachi Construction Machinery Company, Ltd.	23,952	$581,796
Hoshizaki Corp.	12,100	953,800
Hurco Companies, Inc.	1,341	43,140
Hyster-Yale Materials Handling, Inc. (C)	1,811	99,116
IDEX Corp.	16,282	2,668,294
IHI Corp.	32,676	715,794
Illinois Tool Works, Inc.	63,191	9,888,760
Ingersoll-Rand PLC	51,859	6,389,547
ITT, Inc.	34,555	2,114,420
John Bean Technologies Corp.	5,467	543,584
JTEKT Corp.	46,093	532,332
Kadant, Inc.	1,907	167,416
Kawasaki Heavy Industries, Ltd. (C)	31,720	707,249
Kennametal, Inc.	46,770	1,437,710
KION Group AG	14,479	761,436
Knorr-Bremse AG	10,823	1,017,490
Komatsu, Ltd.	205,076	4,729,005
Kone OYJ, B Shares	75,576	4,301,058
Kubota Corp.	232,852	3,541,373
Kurita Water Industries, Ltd.	22,127	595,696
LB Foster Company, Class A (A)	1,944	42,126
Lincoln Electric Holdings, Inc. (C)	24,259	2,104,711
Lindsay Corp. (C)	1,888	175,301
Luxfer Holdings PLC	4,837	75,360
Lydall, Inc. (A)	3,137	78,143
Makita Corp.	49,852	1,581,978
Meritor, Inc. (A)	13,860	256,410
Metso OYJ	23,470	875,834
Milacron Holdings Corp. (A)	12,032	200,573
Miller Industries, Inc.	2,005	66,767
MINEBEA MITSUMI, Inc.	80,800	1,289,856
MISUMI Group, Inc.	63,100	1,494,736
Mitsubishi Heavy Industries, Ltd.	71,363	2,805,164
Mueller Industries, Inc.	9,846	282,383
Mueller Water Products, Inc., Class A	27,377	307,717
Nabtesco Corp. (C)	25,089	785,362
Navistar International Corp. (A)	8,774	246,637
NGK Insulators, Ltd.	58,661	839,214
NN, Inc.	7,966	56,798
Nordson Corp.	20,091	2,938,510
NSK, Ltd.	80,098	678,836
Omega Flex, Inc.	518	52,966
Oshkosh Corp. (C)	26,857	2,035,761
PACCAR, Inc.	74,355	5,205,594
Parker-Hannifin Corp.	27,573	4,979,960
Park-Ohio Holdings Corp.	1,659	49,538
Pentair PLC	36,075	1,363,635
Proto Labs, Inc. (A)	4,730	482,933
RBC Bearings, Inc. (A)	4,226	701,136
REV Group, Inc.	4,942	56,487
Rexnord Corp. (A)	18,416	498,153
Sandvik AB	251,008	3,907,681
Schindler Holding AG	4,584	1,022,664
Schindler Holding AG, Participation Certificates	8,983	2,010,281
SKF AB, B Shares	84,636	1,397,606
SMC Corp.	12,747	5,479,019
Snap-on, Inc.	11,852	1,855,312
Spartan Motors, Inc.	6,291	86,313
Spirax-Sarco Engineering PLC	16,397	1,579,747
SPX Corp. (A)	7,636	305,516
SPX FLOW, Inc. (A)	7,362	290,505
Standex International Corp.	2,213	161,416
Stanley Black & Decker, Inc.	32,575	4,704,156

240

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Sumitomo Heavy Industries, Ltd.	24,725	$736,759
Techtronic Industries Company, Ltd.	304,742	2,121,061
Tennant Company	3,148	222,564
Terex Corp.	36,794	955,540
The Eastern Company	1,079	26,781
The Gorman-Rupp Company	3,074	106,944
The Greenbrier Companies, Inc.	5,728	172,527
The Manitowoc Company, Inc. (A)	6,400	80,000
The Timken Company	26,874	1,169,288
The Toro Company	41,859	3,068,265
The Weir Group PLC	57,790	1,012,347
THK Company, Ltd.	26,852	711,395
Titan International, Inc.	9,859	26,619
TriMas Corp. (A)	7,917	242,656
Trinity Industries, Inc.	40,170	790,546
Twin Disc, Inc. (A)	2,234	23,658
Volvo AB, B Shares	330,093	4,632,234
Wabash National Corp.	9,352	135,698
Wabtec Corp. (C)	39,094	2,809,295
Wartsila OYJ ABP	98,832	1,105,833
Watts Water Technologies, Inc., Class A	4,774	447,467
Welbilt, Inc. (A)	22,755	383,649
Woodward, Inc.	22,099	2,382,935
Xylem, Inc.	38,647	3,077,074
Yangzijiang Shipbuilding Holdings, Ltd.	535,915	372,624
		207,008,796
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	848	904,076
A.P. Moller - Maersk A/S, Series B	1,440	1,627,823
Costamare, Inc.	9,276	56,305
Eagle Bulk Shipping, Inc. (A)(C)	8,654	37,861
Kirby Corp. (A)	23,522	1,932,568
Kuehne + Nagel International AG	11,978	1,762,594
Matson, Inc.	7,540	282,825
Mitsui OSK Lines, Ltd.	25,404	645,852
Nippon Yusen KK	33,825	568,221
Scorpio Bulkers, Inc.	10,277	62,484
		7,880,609
Professional services – 0.7%
Adecco Group AG	35,110	1,942,910
ASGN, Inc. (A)	29,760	1,870,714
Barrett Business Services, Inc.	1,290	114,578
BG Staffing, Inc.	1,938	37,035
Bureau Veritas SA	63,839	1,536,590
CBIZ, Inc. (A)	9,004	211,594
CRA International, Inc.	1,482	62,200
Equifax, Inc.	25,950	3,650,387
Experian PLC	201,977	6,459,042
Exponent, Inc.	9,095	635,741
Forrester Research, Inc.	1,946	62,544
Franklin Covey Company (A)	1,846	64,610
FTI Consulting, Inc. (A)	6,529	692,009
GP Strategies Corp. (A)	2,554	32,793
Heidrick & Struggles International, Inc.	3,408	93,038
Huron Consulting Group, Inc. (A)	3,947	242,109
ICF International, Inc.	3,207	270,895
IHS Markit, Ltd. (A)	86,104	5,758,636
InnerWorkings, Inc. (A)	9,212	40,809
Insperity, Inc.	22,003	2,169,936
Intertek Group PLC	35,830	2,411,797
Kelly Services, Inc., Class A	5,827	141,130
Kforce, Inc.	3,844	145,438
Korn Ferry	9,897	382,420
ManpowerGroup, Inc.	23,497	1,979,387
Mistras Group, Inc. (A)	3,455	56,662
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Navigant Consulting, Inc.	6,703	$187,349
Nielsen Holdings PLC	76,352	1,622,480
Persol Holdings Company, Ltd.	39,400	748,870
Randstad NV (C)	26,504	1,301,241
Recruit Holdings Company, Ltd.	263,400	8,047,790
RELX PLC	225,976	5,366,864
RELX PLC (Euronext Amsterdam Exchange)	207,238	4,927,475
Resources Connection, Inc.	5,662	96,197
Robert Half International, Inc.	25,237	1,404,691
SEEK, Ltd.	74,156	1,075,661
SGS SA	1,187	2,942,482
Teleperformance	12,999	2,816,583
TriNet Group, Inc. (A)	7,869	489,373
TrueBlue, Inc. (A)	7,017	148,059
Upwork, Inc. (A)	9,926	132,065
Verisk Analytics, Inc.	35,100	5,550,714
Willdan Group, Inc. (A)	1,858	65,179
Wolters Kluwer NV	62,166	4,535,943
		72,524,020
Road and rail – 1.1%
ArcBest Corp.	4,629	140,953
Aurizon Holdings, Ltd.	441,666	1,760,634
Avis Budget Group, Inc. (A)(C)	33,412	944,223
Central Japan Railway Company	31,976	6,593,752
ComfortDelGro Corp., Ltd.	480,618	835,054
Covenant Transportation Group, Inc., Class A (A)	2,508	41,232
CSX Corp.	171,344	11,868,999
Daseke, Inc. (A)	10,094	25,235
DSV A/S	48,376	4,598,138
East Japan Railway Company	67,740	6,477,465
Genesee & Wyoming, Inc., Class A (A)	22,229	2,456,527
Hankyu Hanshin Holdings, Inc.	50,800	1,964,459
Heartland Express, Inc.	8,277	178,038
Hertz Global Holdings, Inc. (A)	17,952	248,456
J.B. Hunt Transport Services, Inc.	18,336	2,028,878
Kansas City Southern	21,593	2,872,085
Keikyu Corp. (C)	48,979	953,247
Keio Corp.	22,815	1,424,600
Keisei Electric Railway Company, Ltd.	28,694	1,184,580
Kintetsu Group Holdings Company, Ltd.	38,074	1,987,394
Knight-Swift Transportation Holdings, Inc.	48,208	1,749,950
Kyushu Railway Company	35,400	1,129,963
Landstar System, Inc.	15,562	1,751,970
Marten Transport, Ltd.	7,194	149,491
MTR Corp., Ltd.	340,815	1,911,343
Nagoya Railroad Company, Ltd.	41,499	1,243,325
Nippon Express Company, Ltd.	17,346	888,405
Norfolk Southern Corp.	56,545	10,158,875
Odakyu Electric Railway Company, Ltd.	65,479	1,572,822
Old Dominion Freight Line, Inc.	25,133	4,271,856
Ryder System, Inc.	20,943	1,084,219
Saia, Inc. (A)(C)	4,587	429,802
Seibu Holdings, Inc.	44,200	771,562
Tobu Railway Company, Ltd.	42,473	1,379,809
Tokyu Corp.	110,908	2,086,331
Union Pacific Corp.	151,241	24,498,017
Universal Logistics Holdings, Inc.	1,602	37,295
Werner Enterprises, Inc.	25,380	895,914
West Japan Railway Company	36,325	3,073,499
		107,668,397
Trading companies and distributors – 0.6%
AerCap Holdings NV (A)	27,981	1,531,960

241

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Aircastle, Ltd.	9,100	$204,113
Applied Industrial Technologies, Inc.	6,744	383,059
Ashtead Group PLC	103,783	2,886,153
Beacon Roofing Supply, Inc. (A)	11,962	401,086
BlueLinx Holdings, Inc. (A)(C)	1,715	55,446
BMC Stock Holdings, Inc. (A)	11,780	308,400
Brenntag AG	34,457	1,666,466
Bunzl PLC	74,960	1,959,409
CAI International, Inc. (A)	2,992	65,136
DXP Enterprises, Inc. (A)	2,938	102,007
EVI Industries, Inc.	892	28,473
Fastenal Company	123,098	4,021,612
Ferguson PLC	51,585	3,764,710
Foundation Building Materials, Inc. (A)	2,775	42,985
GATX Corp.	20,235	1,568,820
GMS, Inc. (A)	5,667	162,756
H&E Equipment Services, Inc.	5,682	163,983
Herc Holdings, Inc. (A)	4,278	198,970
ITOCHU Corp.	299,304	6,199,671
Kaman Corp.	4,825	286,895
Lawson Products, Inc. (A)	853	33,037
Marubeni Corp.	348,159	2,321,860
Mitsubishi Corp.	300,206	7,391,944
Mitsui & Company, Ltd.	367,903	6,043,328
MonotaRO Company, Ltd.	27,900	735,950
MRC Global, Inc. (A)	14,307	173,544
MSC Industrial Direct Company, Inc., Class A	17,673	1,281,823
NOW, Inc. (A)	61,594	706,483
Rush Enterprises, Inc., Class A	4,636	178,857
Rush Enterprises, Inc., Class B	1,009	40,289
SiteOne Landscape Supply, Inc. (A)(C)	7,170	530,723
Sumitomo Corp.	264,338	4,138,333
Systemax, Inc.	2,299	50,601
Textainer Group Holdings, Ltd. (A)	5,200	51,532
Titan Machinery, Inc. (A)	3,529	50,606
Toyota Tsusho Corp.	47,382	1,537,909
Transcat, Inc. (A)	1,521	38,953
Triton International, Ltd.	9,730	329,263
United Rentals, Inc. (A)(C)	16,565	2,064,662
Veritiv Corp. (A)	2,527	45,688
W.W. Grainger, Inc.	9,489	2,819,656
Watsco, Inc.	12,807	2,166,688
Willis Lease Finance Corp. (A)	600	33,228
		58,767,067
Transportation infrastructure – 0.2%
Aena SME SA (B)	14,987	2,743,419
Aeroports de Paris	6,589	1,171,990
Atlantia SpA	109,928	2,656,716
Auckland International Airport, Ltd.	215,382	1,234,989
Fraport AG Frankfurt Airport Services Worldwide	9,233	782,547
Getlink SE	97,639	1,466,125
Japan Airport Terminal Company, Ltd.	11,200	487,541
Kamigumi Company, Ltd.	23,806	540,777
SATS, Ltd.	150,000	525,977
Sydney Airport	245,805	1,333,785
Transurban Group	593,808	5,895,005
		18,838,871
		1,108,028,639
Information technology – 15.9%
Communications equipment – 0.8%
Acacia Communications, Inc. (A)	6,665	435,891
ADTRAN, Inc.	8,540	96,886
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Applied Optoelectronics, Inc. (A)(C)	3,667	$41,144
Arista Networks, Inc. (A)	11,682	2,791,063
CalAmp Corp. (A)	6,189	71,297
Calix, Inc. (A)	8,639	55,203
Casa Systems, Inc. (A)	6,233	48,960
Ciena Corp. (A)	60,908	2,389,421
Cisco Systems, Inc.	911,334	45,029,013
Comtech Telecommunications Corp.	4,223	137,248
Digi International, Inc. (A)	5,224	71,151
Extreme Networks, Inc. (A)	20,964	152,513
F5 Networks, Inc. (A)	12,908	1,812,541
Harmonic, Inc. (A)	15,588	102,569
Infinera Corp. (A)	31,220	170,149
Inseego Corp. (A)(C)	8,417	40,402
InterDigital, Inc.	17,746	931,133
Juniper Networks, Inc. (C)	74,236	1,837,341
KVH Industries, Inc. (A)	3,360	35,784
Lumentum Holdings, Inc. (A)	43,638	2,337,251
Motorola Solutions, Inc.	35,540	6,056,371
NETGEAR, Inc. (A)	5,451	175,631
NetScout Systems, Inc. (A)	39,185	903,606
Nokia OYJ	1,249,918	6,312,462
Plantronics, Inc. (C)	18,680	697,138
Ribbon Communications, Inc. (A)	11,016	64,333
Telefonaktiebolaget LM Ericsson, B Shares	681,622	5,443,659
ViaSat, Inc. (A)(C)	22,625	1,704,115
Viavi Solutions, Inc. (A)	40,365	565,312
		80,509,587
Electronic equipment, instruments and components – 1.2%
Airgain, Inc. (A)	1,891	22,219
Akoustis Technologies, Inc. (A)(C)	5,013	38,851
Alps Alpine Company, Ltd.	46,200	867,524
Amphenol Corp., Class A	63,853	6,161,815
Anixter International, Inc. (A)	5,344	369,377
Arlo Technologies, Inc. (A)	14,357	48,957
Arrow Electronics, Inc. (A)	32,647	2,434,813
Avnet, Inc.	40,689	1,810,050
AVX Corp.	8,242	125,278
Badger Meter, Inc.	5,029	270,057
Bel Fuse, Inc., Class B	1,982	29,789
Belden, Inc.	22,026	1,174,867
Benchmark Electronics, Inc.	6,530	189,762
CDW Corp.	31,066	3,828,574
Cognex Corp.	67,014	3,292,398
Coherent, Inc. (A)	9,417	1,447,581
Corning, Inc.	167,628	4,780,751
CTS Corp. (C)	5,738	185,682
Daktronics, Inc.	7,015	51,806
ePlus, Inc. (A)	2,350	178,812
Fabrinet (A)	6,372	333,256
FARO Technologies, Inc. (A)	3,071	148,483
Fitbit, Inc., Class A (A)	39,723	151,345
FLIR Systems, Inc.	29,110	1,530,895
Halma PLC	84,265	2,039,669
Hamamatsu Photonics KK	31,200	1,164,018
Hexagon AB, B Shares	57,796	2,784,037
Hirose Electric Company, Ltd.	7,275	896,247
Hitachi High-Technologies Corp.	15,284	888,461
Hitachi, Ltd.	214,494	8,032,842
II-VI, Inc. (A)(C)	51,164	1,801,467
Ingenico Group SA	13,311	1,297,366
Insight Enterprises, Inc. (A)	6,231	347,004
IPG Photonics Corp. (A)(C)	7,652	1,037,611
Iteris, Inc. (A)	6,421	36,889

242

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Itron, Inc. (A)	6,051	$447,532
Jabil, Inc.	54,646	1,954,687
KEMET Corp.	10,067	183,018
Keyence Corp.	20,200	12,573,602
Keysight Technologies, Inc. (A)	40,267	3,915,966
Kimball Electronics, Inc. (A)	4,576	66,398
Knowles Corp. (A)	14,282	290,496
Kyocera Corp.	71,263	4,443,289
Littelfuse, Inc.	9,655	1,711,928
Methode Electronics, Inc.	6,406	215,498
MTS Systems Corp.	3,170	175,143
Murata Manufacturing Company, Ltd.	127,439	6,176,654
Napco Security Technologies, Inc. (A)	2,117	54,026
National Instruments Corp.	46,609	1,957,112
Nippon Electric Glass Company, Ltd.	17,624	394,065
nLight, Inc. (A)	5,926	92,801
Novanta, Inc. (A)	5,922	483,946
Omron Corp.	42,718	2,353,979
OSI Systems, Inc. (A)	2,916	296,149
PAR Technology Corp. (A)(C)	2,105	50,036
PC Connection, Inc.	2,059	80,095
Plexus Corp. (A)	5,070	316,926
Rogers Corp. (A)	3,249	444,171
Sanmina Corp. (A)	11,859	380,792
ScanSource, Inc. (A)	4,594	140,347
Shimadzu Corp.	49,292	1,253,354
SYNNEX Corp.	16,045	1,811,481
TDK Corp.	28,721	2,596,292
TE Connectivity, Ltd.	72,117	6,719,862
Tech Data Corp. (A)(C)	20,349	2,121,180
Trimble, Inc. (A)	98,871	3,837,184
TTM Technologies, Inc. (A)	17,576	214,339
Venture Corp., Ltd.	61,000	676,395
Vishay Intertechnology, Inc.	75,101	1,271,460
Vishay Precision Group, Inc. (A)(C)	1,929	63,155
Yaskawa Electric Corp.	53,210	1,975,004
Yokogawa Electric Corp.	50,692	931,501
Zebra Technologies Corp., Class A (A)	21,250	4,385,363
		116,853,779
IT services – 3.7%
Accenture PLC, Class A	136,775	26,308,671
Adyen NV (A)(B)(C)	2,295	1,509,248
Akamai Technologies, Inc. (A)	35,417	3,236,405
Alliance Data Systems Corp.	8,794	1,126,775
Amadeus IT Group SA	97,318	6,972,990
Atos SE	21,766	1,532,095
Automatic Data Processing, Inc.	93,154	15,036,919
Brightcove, Inc. (A)	7,219	75,655
Broadridge Financial Solutions, Inc.	24,533	3,052,641
CACI International, Inc., Class A (A)	9,770	2,259,410
Capgemini SE	35,219	4,147,078
Carbonite, Inc. (A)	5,980	92,630
Cardtronics PLC, Class A (A)(C)	6,608	199,826
Cass Information Systems, Inc.	2,531	136,649
Cognizant Technology Solutions Corp., Class A	118,560	7,145,018
Computershare, Ltd.	108,237	1,183,227
Conduent, Inc. (A)	30,869	192,005
CoreLogic, Inc. (A)	31,466	1,455,932
CSG Systems International, Inc. (C)	5,839	301,760
DXC Technology Company	56,235	1,658,933
Endurance International Group Holdings, Inc. (A)	13,469	50,509
EVERTEC, Inc.	10,647	332,399
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Evo Payments, Inc., Class A (A)	5,588	$157,135
ExlService Holdings, Inc. (A)	5,922	396,537
Fidelity National Information Services, Inc.	131,688	17,482,899
Fiserv, Inc. (A)	122,537	12,693,608
FleetCor Technologies, Inc. (A)	18,583	5,329,233
Fujitsu, Ltd.	43,623	3,505,989
Gartner, Inc. (A)	19,350	2,766,857
Global Payments, Inc.	64,409	10,241,031
GMO Payment Gateway, Inc.	9,000	604,110
GTT Communications, Inc. (A)(C)	6,041	56,906
I3 Verticals, Inc., Class A (A)	2,094	42,131
IBM Corp.	190,170	27,654,521
International Money Express, Inc. (A)	2,595	35,655
Itochu Techno-Solutions Corp.	21,200	563,113
Jack Henry & Associates, Inc.	16,530	2,412,884
KBR, Inc.	80,381	1,972,550
Leidos Holdings, Inc.	29,019	2,492,152
Limelight Networks, Inc. (A)	21,688	65,715
LiveRamp Holdings, Inc. (A)	38,355	1,647,731
ManTech International Corp., Class A	4,749	339,126
Mastercard, Inc., Class A	191,650	52,046,391
MAXIMUS, Inc.	36,199	2,796,735
NIC, Inc.	11,707	241,750
Nomura Research Institute, Ltd.	75,100	1,500,644
NTT Data Corp.	139,810	1,814,526
Obic Company, Ltd.	14,300	1,638,661
Otsuka Corp.	23,100	924,497
Paychex, Inc. (C)	68,655	5,682,574
PayPal Holdings, Inc. (A)	252,596	26,166,420
Paysign, Inc. (A)(C)	5,459	55,136
Perficient, Inc. (A)	5,732	221,141
Perspecta, Inc.	79,224	2,069,331
Presidio, Inc.	8,215	138,834
Sabre Corp.	107,465	2,406,679
Science Applications International Corp.	29,649	2,589,840
StarTek, Inc. (A)	3,667	23,725
Sykes Enterprises, Inc. (A)	6,731	206,238
The Hackett Group, Inc.	4,594	75,617
The Western Union Company	90,996	2,108,377
TTEC Holdings, Inc.	2,580	123,530
Tucows, Inc., Class A (A)	1,723	93,318
Unisys Corp. (A)	9,212	68,445
VeriSign, Inc. (A)	22,362	4,218,144
Verra Mobility Corp. (A)(C)	19,267	276,481
Virtusa Corp. (A)	5,172	186,295
Visa, Inc., Class A	370,728	63,768,923
WEX, Inc. (A)	16,993	3,433,776
Wirecard AG (C)	26,034	4,166,467
Wix.com, Ltd. (A)	10,700	1,249,118
Worldline SA (A)(B)	18,195	1,146,223
		349,904,494
Semiconductors and semiconductor equipment – 3.1%
Adesto Technologies Corp. (A)	5,206	44,563
Advanced Energy Industries, Inc. (A)(C)	6,692	384,188
Advanced Micro Devices, Inc. (A)	233,033	6,755,627
Advantest Corp.	44,200	1,970,345
Alpha & Omega Semiconductor, Ltd. (A)	3,841	47,167
Ambarella, Inc. (A)	5,513	346,409
Amkor Technology, Inc. (A)	17,259	157,057
Analog Devices, Inc.	79,300	8,860,189
Applied Materials, Inc.	198,302	9,895,270
ASM Pacific Technology, Ltd.	67,568	824,425
ASML Holding NV	94,431	23,420,159
Axcelis Technologies, Inc. (A)	5,743	98,148

243

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
AXT, Inc. (A)	7,640	$27,198
Broadcom, Inc.	85,454	23,591,286
Brooks Automation, Inc.	12,492	462,579
Cabot Microelectronics Corp.	5,073	716,358
CEVA, Inc. (A)	3,956	118,126
Cirrus Logic, Inc. (A)	32,988	1,767,497
Cohu, Inc.	7,310	98,722
Cree, Inc. (A)	42,006	2,058,294
Cypress Semiconductor Corp.	145,019	3,384,743
Diodes, Inc. (A)	7,175	288,076
Disco Corp.	6,000	1,147,000
DSP Group, Inc. (A)	4,027	56,720
Enphase Energy, Inc. (A)(C)	16,156	359,148
First Solar, Inc. (A)	29,798	1,728,582
FormFactor, Inc. (A)	13,087	244,007
GSI Technology, Inc. (A)	3,202	28,050
Ichor Holdings, Ltd. (A)	3,962	95,801
Impinj, Inc. (A)	2,619	80,744
Infineon Technologies AG (C)	277,228	4,980,887
Inphi Corp. (A)(C)	7,872	480,586
Intel Corp.	950,985	49,004,257
KLA Corp.	34,187	5,451,117
Lam Research Corp.	31,027	7,170,650
Lattice Semiconductor Corp. (A)	21,925	400,899
MACOM Technology Solutions Holdings, Inc. (A)	8,119	174,518
Maxim Integrated Products, Inc.	58,234	3,372,331
MaxLinear, Inc. (A)	11,512	257,639
Microchip Technology, Inc. (C)	51,101	4,747,794
Micron Technology, Inc. (A)	236,953	10,153,436
MKS Instruments, Inc.	21,395	1,974,331
Monolithic Power Systems, Inc.	15,792	2,457,709
Nanometrics, Inc. (A)	4,194	136,808
NeoPhotonics Corp. (A)	7,118	43,349
NVE Corp.	875	58,056
NVIDIA Corp.	130,734	22,756,867
NXP Semiconductors NV	63,300	6,907,296
PDF Solutions, Inc. (A)	5,458	71,336
Photronics, Inc. (A)	11,338	123,357
Power Integrations, Inc.	4,941	446,815
Qorvo, Inc. (A)	25,285	1,874,630
QUALCOMM, Inc.	260,965	19,906,410
Rambus, Inc. (A)	19,254	252,709
Renesas Electronics Corp. (A)	168,600	1,104,871
Rohm Company, Ltd.	20,742	1,599,251
Rudolph Technologies, Inc. (A)	5,430	143,135
Semtech Corp. (A)	37,696	1,832,403
Silicon Laboratories, Inc. (A)	24,537	2,732,195
Skyworks Solutions, Inc.	36,859	2,921,076
SMART Global Holdings, Inc. (A)	2,341	59,649
STMicroelectronics NV	151,395	2,929,762
SUMCO Corp.	55,200	751,973
SunPower Corp. (A)	11,155	122,370
Synaptics, Inc. (A)	18,791	750,700
Teradyne, Inc.	66,733	3,864,508
Texas Instruments, Inc.	200,420	25,902,281
Tokyo Electron, Ltd.	34,760	6,678,223
Ultra Clean Holdings, Inc. (A)	6,991	102,313
Universal Display Corp.	16,648	2,795,199
Veeco Instruments, Inc. (A)	8,725	101,908
Versum Materials, Inc.	42,896	2,270,485
Xilinx, Inc.	54,227	5,200,369
Xperi Corp.	8,678	179,461
		294,302,397
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software – 4.6%
8x8, Inc. (A)(C)	16,609	$344,138
A10 Networks, Inc. (A)	10,543	73,168
ACI Worldwide, Inc. (A)	65,236	2,043,518
Adobe, Inc. (A)	104,209	28,787,736
Agilysys, Inc. (A)	3,306	84,667
Alarm.com Holdings, Inc. (A)(C)	6,517	303,953
Altair Engineering, Inc., Class A (A)(C)	6,893	238,636
American Software, Inc., Class A	5,564	83,571
ANSYS, Inc. (A)	18,054	3,996,433
Appfolio, Inc., Class A (A)	2,719	258,686
Appian Corp. (A)	5,564	264,290
Autodesk, Inc. (A)	47,139	6,962,430
Avaya Holdings Corp. (A)(C)	19,631	200,825
Benefitfocus, Inc. (A)(C)	5,365	127,741
Blackbaud, Inc. (C)	27,928	2,523,016
Blackline, Inc. (A)(C)	7,574	362,113
Bottomline Technologies DE, Inc. (A)	7,661	301,460
Box, Inc., Class A (A)(C)	25,403	420,674
Cadence Design Systems, Inc. (A)	60,140	3,974,051
Carbon Black, Inc. (A)	10,128	263,227
CDK Global, Inc.	47,591	2,288,651
ChannelAdvisor Corp. (A)	5,219	48,693
Check Point Software Technologies, Ltd. (A)	27,526	3,014,097
Cision, Ltd. (A)	16,527	127,093
Citrix Systems, Inc.	26,415	2,549,576
Cloudera, Inc. (A)(C)	41,755	369,949
CommVault Systems, Inc. (A)	22,917	1,024,619
Cornerstone OnDemand, Inc. (A)	10,023	549,461
CyberArk Software, Ltd. (A)	8,600	858,452
Dassault Systemes SE	29,140	4,151,176
Digimarc Corp. (A)	2,083	81,424
Digital Turbine, Inc. (A)	14,373	92,634
Domo, Inc., Class B (A)(C)	3,146	50,273
Ebix, Inc. (C)	4,160	175,136
eGain Corp. (A)	4,183	33,485
Envestnet, Inc. (A)(C)	8,434	478,208
Everbridge, Inc. (A)(C)	5,800	357,918
Fair Isaac Corp. (A)	11,347	3,444,041
Five9, Inc. (A)(C)	10,510	564,807
ForeScout Technologies, Inc. (A)	7,310	277,195
Fortinet, Inc. (A)	30,466	2,338,570
GTY Technology Holdings, Inc. (A)(C)	6,071	38,065
Instructure, Inc. (A)(C)	6,012	232,905
Intelligent Systems Corp. (A)	1,273	52,880
Intuit, Inc.	55,830	14,847,430
j2 Global, Inc. (C)	26,449	2,402,098
LivePerson, Inc. (A)(C)	10,917	389,737
LogMeIn, Inc.	19,412	1,377,476
Manhattan Associates, Inc. (A)(C)	25,259	2,037,644
Micro Focus International PLC	75,942	1,067,151
Microsoft Corp.	1,639,089	227,882,497
MicroStrategy, Inc., Class A (A)	1,451	215,285
Mitek Systems, Inc. (A)	6,786	65,485
MobileIron, Inc. (A)	17,633	115,408
Model N, Inc. (A)	5,863	162,757
Monotype Imaging Holdings, Inc.	7,297	144,554
Nice, Ltd. (A)	14,164	2,041,439
OneSpan, Inc. (A)	6,019	87,276
Oracle Corp.	472,625	26,008,554
Oracle Corp. Japan	8,506	741,520
Progress Software Corp.	7,893	300,408
PROS Holdings, Inc. (A)	5,834	347,706
PTC, Inc. (A)(C)	40,705	2,775,267
Q2 Holdings, Inc. (A)	7,241	571,098

244

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
QAD, Inc., Class A	2,058	$95,038
Qualys, Inc. (A)(C)	6,013	454,402
Rapid7, Inc. (A)	8,592	389,991
SailPoint Technologies Holding, Inc. (A)(C)	15,259	285,191
salesforce.com, Inc. (A)	188,265	27,946,057
SAP SE	218,003	25,653,137
ShotSpotter, Inc. (A)	1,466	33,762
SPS Commerce, Inc. (A)	6,241	293,764
SVMK, Inc. (A)	15,067	257,646
Symantec Corp.	122,059	2,884,254
Synchronoss Technologies, Inc. (A)	7,399	39,955
Synopsys, Inc. (A)	32,262	4,427,960
Telaria, Inc. (A)	8,116	56,082
Telenav, Inc. (A)	6,326	30,238
Temenos AG (A)	14,421	2,414,796
Tenable Holdings, Inc. (A)	6,656	148,961
Teradata Corp. (A)	44,804	1,388,924
The Sage Group PLC	240,734	2,045,795
TiVo Corp.	22,121	168,451
Trend Micro, Inc.	27,964	1,336,356
Tyler Technologies, Inc. (A)	15,150	3,976,875
Upland Software, Inc. (A)	4,014	139,928
Varonis Systems, Inc. (A)	5,277	315,459
Verint Systems, Inc. (A)	11,529	493,211
VirnetX Holding Corp. (A)(C)	11,169	60,313
Workiva, Inc. (A)	6,236	273,324
Yext, Inc. (A)	16,527	262,614
Zix Corp. (A)	9,738	70,503
Zuora, Inc., Class A (A)(C)	15,343	230,912
		434,568,330
Technology hardware, storage and peripherals – 2.5%
3D Systems Corp. (A)(C)	20,467	166,806
Apple, Inc.	911,922	204,243,170
AstroNova, Inc.	1,389	22,460
Avid Technology, Inc. (A)	5,249	32,491
Brother Industries, Ltd.	49,536	902,632
Canon, Inc.	221,977	5,936,145
Diebold Nixdorf, Inc. (A)	13,753	154,034
FUJIFILM Holdings Corp.	79,938	3,521,302
Hewlett Packard Enterprise Company	280,273	4,251,741
HP, Inc.	318,122	6,018,868
Immersion Corp. (A)	6,217	47,560
Konica Minolta, Inc.	100,386	702,352
NCR Corp. (A)	47,278	1,492,094
NEC Corp.	54,884	2,320,851
NetApp, Inc.	51,073	2,681,843
Ricoh Company, Ltd.	148,877	1,346,934
Seagate Technology PLC	50,824	2,733,823
Seiko Epson Corp. (C)	62,147	882,764
Stratasys, Ltd. (A)	9,100	193,876
Western Digital Corp.	63,543	3,789,705
Xerox Holdings Corp.	40,853	1,221,913
		242,663,364
		1,518,801,951
Materials – 4.3%
Chemicals – 2.4%
A. Schulman, Inc. (A)(C)(D)	4,750	2,057
Advanced Emissions Solutions, Inc.	3,184	47,251
AdvanSix, Inc. (A)	4,932	126,851
Air Liquide SA	95,307	13,564,096
Air Products & Chemicals, Inc.	47,303	10,494,644
Air Water, Inc.	33,107	595,310
Akzo Nobel NV	50,546	4,503,782
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Albemarle Corp. (C)	22,752	$1,581,719
American Vanguard Corp.	5,300	83,210
Amyris, Inc. (A)(C)	7,135	33,963
Arkema SA	15,258	1,422,452
Asahi Kasei Corp.	279,957	2,777,185
Ashland Global Holdings, Inc.	23,765	1,831,093
Balchem Corp.	5,676	563,002
BASF SE	203,765	14,246,859
Cabot Corp.	22,690	1,028,311
Celanese Corp.	26,563	3,248,389
CF Industries Holdings, Inc.	46,868	2,305,906
Chase Corp.	1,275	139,472
Chr. Hansen Holding A/S	23,395	1,981,878
Clariant AG (A)	44,156	860,055
Corteva, Inc.	160,764	4,501,392
Covestro AG (B)	38,553	1,907,682
Croda International PLC	28,509	1,703,009
Daicel Corp.	55,185	469,487
Dow, Inc.	159,545	7,602,319
DuPont de Nemours, Inc.	160,032	11,411,882
Eastman Chemical Company	29,408	2,171,193
Ecolab, Inc.	53,741	10,642,868
EMS-Chemie Holding AG	1,820	1,134,036
Evonik Industries AG	41,385	1,021,640
Ferro Corp. (A)	14,553	172,599
Flotek Industries, Inc. (A)	10,793	23,745
FMC Corp.	28,000	2,455,040
FutureFuel Corp.	4,702	56,142
GCP Applied Technologies, Inc. (A)	9,584	184,492
Givaudan SA	2,049	5,718,802
Hawkins, Inc.	1,799	76,458
HB Fuller Company (C)	8,925	415,548
Hitachi Chemical Company, Ltd.	23,070	756,766
Incitec Pivot, Ltd.	356,632	816,714
Ingevity Corp. (A)	23,812	2,020,210
Innophos Holdings, Inc.	3,542	114,973
Innospec, Inc.	4,249	378,756
International Flavors & Fragrances, Inc. (C)	22,921	2,812,194
Intrepid Potash, Inc. (A)	17,858	58,396
Israel Chemicals, Ltd.	165,508	828,018
Johnson Matthey PLC	42,922	1,612,188
JSR Corp.	42,590	685,731
Kaneka Corp.	10,546	330,497
Kansai Paint Company, Ltd.	39,254	917,549
Koninklijke DSM NV	40,268	4,847,533
Koppers Holdings, Inc. (A)	3,434	100,307
Kraton Corp. (A)	5,581	180,210
Kronos Worldwide, Inc.	4,169	51,571
Kuraray Company, Ltd.	70,806	874,792
LANXESS AG	19,282	1,177,660
Linde PLC	116,048	22,480,819
Livent Corp. (A)	25,965	173,706
LSB Industries, Inc. (A)	3,570	18,493
LyondellBasell Industries NV, Class A	55,415	4,957,980
Minerals Technologies, Inc.	19,978	1,060,632
Mitsubishi Chemical Holdings Corp.	283,859	2,034,528
Mitsubishi Gas Chemical Company, Inc.	35,470	477,068
Mitsui Chemicals, Inc.	40,818	919,600
NewMarket Corp.	2,900	1,369,061
Nippon Paint Holdings Company, Ltd.	32,500	1,699,832
Nissan Chemical Corp.	27,900	1,168,194
Nitto Denko Corp.	35,187	1,704,992
Novozymes A/S, B Shares (C)	47,352	1,991,677
Olin Corp.	64,515	1,207,721

245

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
OMNOVA Solutions, Inc. (A)	8,006	$80,620
Orica, Ltd.	84,397	1,285,218
Orion Engineered Carbons SA	10,648	177,928
PolyOne Corp.	43,647	1,425,075
PPG Industries, Inc.	50,725	6,011,420
PQ Group Holdings, Inc. (A)	6,525	104,009
Quaker Chemical Corp. (C)	2,291	362,299
Rayonier Advanced Materials, Inc.	9,118	39,481
RPM International, Inc.	50,918	3,503,668
Sensient Technologies Corp.	24,014	1,648,561
Shin-Etsu Chemical Company, Ltd.	80,646	8,678,346
Showa Denko KK	29,800	786,383
Sika AG	28,302	4,140,915
Solvay SA	16,426	1,700,539
Stepan Company	3,564	345,922
Sumitomo Chemical Company, Ltd.	330,144	1,490,524
Symrise AG	28,552	2,775,507
Taiyo Nippon Sanso Corp.	28,857	586,521
Teijin, Ltd.	39,448	761,426
The Chemours Company	64,195	959,073
The Mosaic Company	76,207	1,562,244
The Scotts Miracle-Gro Company	15,472	1,575,359
The Sherwin-Williams Company	17,626	9,692,009
Toray Industries, Inc.	307,572	2,290,625
Tosoh Corp.	57,600	767,338
Trecora Resources (A)	4,158	37,505
Tredegar Corp.	4,761	92,935
Trinseo SA	7,109	305,332
Tronox Holdings PLC, Class A	16,271	135,049
Umicore SA	43,699	1,651,090
Valvoline, Inc.	73,897	1,627,951
Yara International ASA	39,403	1,698,855
		231,233,914
Construction materials – 0.3%
Boral, Ltd.	260,333	849,624
CRH PLC	178,465	6,125,664
Eagle Materials, Inc.	16,501	1,485,255
Fletcher Building, Ltd.	189,811	612,162
Forterra, Inc. (A)	2,830	20,461
HeidelbergCement AG	33,024	2,385,982
Imerys SA (C)	7,947	319,200
James Hardie Industries PLC, CHESS Depositary Interest	98,234	1,650,110
LafargeHolcim, Ltd. (A)	107,721	5,304,584
Martin Marietta Materials, Inc.	13,404	3,674,036
Summit Materials, Inc., Class A (A)	19,831	440,248
Taiheiyo Cement Corp.	26,770	719,348
U.S. Concrete, Inc. (A)(C)	2,866	158,432
Vulcan Materials Company	28,398	4,294,914
		28,040,020
Containers and packaging – 0.3%
Amcor PLC	348,732	3,400,137
AptarGroup, Inc.	25,147	2,978,662
Avery Dennison Corp.	18,074	2,052,664
Ball Corp.	71,271	5,189,242
Greif, Inc., Class A	14,877	563,690
Greif, Inc., Class B	969	44,148
International Paper Company	84,330	3,526,681
Myers Industries, Inc.	6,356	112,183
Owens-Illinois, Inc.	61,043	626,912
Packaging Corp. of America	20,321	2,156,058
Sealed Air Corp.	33,172	1,376,970
Silgan Holdings, Inc.	30,559	917,840
Smurfit Kappa Group PLC	50,061	1,488,605
Sonoco Products Company	39,297	2,287,478
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Toyo Seikan Group Holdings, Ltd.	31,529	$491,999
UFP Technologies, Inc. (A)	1,331	51,377
Westrock Company	55,244	2,013,644
		29,278,290
Metals and mining – 1.2%
1911 Gold Corp. (A)	3,149	693
AK Steel Holding Corp. (A)(C)	56,565	128,403
Allegheny Technologies, Inc. (A)(C)	71,699	1,451,905
Alumina, Ltd.	542,386	868,973
Anglo American PLC	233,746	5,371,945
Antofagasta PLC	87,462	965,541
ArcelorMittal	147,393	2,073,576
BHP Group PLC	468,543	10,007,737
BHP Group, Ltd.	653,643	16,151,884
BlueScope Steel, Ltd.	115,974	941,985
Boliden AB	60,624	1,392,325
Carpenter Technology Corp.	27,044	1,397,093
Century Aluminum Company (A)	9,458	62,754
Cleveland-Cliffs, Inc. (C)	47,488	342,863
Coeur Mining, Inc. (A)	37,220	179,028
Commercial Metals Company	67,083	1,165,903
Compass Minerals International, Inc.	19,363	1,093,816
Evraz PLC	112,861	649,579
Fortescue Metals Group, Ltd.	307,594	1,830,865
Freeport-McMoRan, Inc.	311,462	2,980,691
Fresnillo PLC	48,789	410,450
Glencore PLC (A)	2,435,546	7,339,633
Gold Resource Corp.	11,638	35,496
Haynes International, Inc.	2,368	84,869
Hecla Mining Company	86,682	152,560
Hitachi Metals, Ltd.	47,764	518,718
JFE Holdings, Inc. (C)	109,133	1,321,855
Kaiser Aluminum Corp.	2,868	283,846
Kobe Steel, Ltd.	68,884	369,974
Maruichi Steel Tube, Ltd.	12,661	336,270
Materion Corp.	3,583	219,853
Mitsubishi Materials Corp.	24,769	671,451
Newcrest Mining, Ltd.	170,353	3,931,007
Newmont Goldcorp Corp.	176,006	6,674,148
Nippon Steel Corp.	179,500	2,515,215
Norsk Hydro ASA	298,361	1,050,582
Novagold Resources, Inc. (A)	41,027	249,034
Nucor Corp.	65,079	3,313,172
Reliance Steel & Aluminum Company	26,174	2,608,501
Rio Tinto PLC	251,875	13,093,105
Rio Tinto, Ltd.	82,352	5,158,113
Royal Gold, Inc.	25,744	3,171,918
Schnitzer Steel Industries, Inc., Class A	4,652	96,110
South32, Ltd.	1,116,050	1,968,366
Steel Dynamics, Inc.	86,236	2,569,833
Sumitomo Metal Mining Company, Ltd.	51,607	1,611,749
SunCoke Energy, Inc. (A)	12,353	69,671
thyssenkrupp AG (C)	89,871	1,243,603
TimkenSteel Corp. (A)	7,784	48,961
United States Steel Corp. (C)	67,046	774,381
voestalpine AG	25,883	595,106
Warrior Met Coal, Inc.	9,127	178,159
Worthington Industries, Inc.	21,391	771,146
		112,494,414
Paper and forest products – 0.1%
Boise Cascade Company	6,863	223,665
Clearwater Paper Corp. (A)	3,042	64,247
Domtar Corp. (C)	24,575	880,031
Louisiana-Pacific Corp.	70,145	1,724,164
Mondi PLC (London Stock Exchange)	107,696	2,062,098

246

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Neenah, Inc. (C)	2,954	$192,364
Oji Holdings Corp.	191,338	898,328
PH Glatfelter Company	7,886	121,366
Schweitzer-Mauduit International, Inc.	5,445	203,861
Stora Enso OYJ, R Shares	128,961	1,551,942
UPM-Kymmene OYJ	118,357	3,494,919
Verso Corp., Class A (A)	6,275	77,685
		11,494,670
		412,541,308
Real estate – 4.1%
Equity real estate investment trusts – 3.4%
Acadia Realty Trust	14,494	414,239
Agree Realty Corp.	6,557	479,645
Alexander & Baldwin, Inc.	38,993	955,718
Alexander's, Inc.	387	134,835
Alexandria Real Estate Equities, Inc.	24,347	3,750,412
American Assets Trust, Inc.	8,227	384,530
American Campus Communities, Inc.	53,954	2,594,108
American Finance Trust, Inc.	19,248	268,702
American Tower Corp.	95,031	21,014,205
Apartment Investment & Management Company, A Shares	31,961	1,666,447
Armada Hoffler Properties, Inc.	9,401	170,064
Ascendas Real Estate Investment Trust	551,478	1,245,469
Ashford Hospitality Trust, Inc.	18,047	59,736
AvalonBay Communities, Inc.	29,980	6,455,593
Bluerock Residential Growth REIT, Inc.	4,709	55,425
Boston Properties, Inc.	30,858	4,001,048
Braemar Hotels & Resorts, Inc.	5,819	54,640
Brixmor Property Group, Inc.	116,956	2,373,037
Camden Property Trust	38,021	4,220,711
CapitaLand Commercial Trust	581,294	870,996
CapitaLand Mall Trust	572,303	1,089,491
CareTrust REIT, Inc.	17,038	400,478
CatchMark Timber Trust, Inc., Class A	9,840	104,993
CBL & Associates Properties, Inc.	34,195	44,112
Cedar Realty Trust, Inc.	19,881	59,643
Chatham Lodging Trust	8,261	149,937
City Office REIT, Inc.	7,687	110,616
Clipper Realty, Inc.	3,577	36,450
Community Healthcare Trust, Inc.	3,248	144,698
CoreCivic, Inc.	67,924	1,173,727
CorEnergy Infrastructure Trust, Inc.	2,409	113,753
CorePoint Lodging, Inc.	7,868	79,545
CoreSite Realty Corp.	14,486	1,765,119
Corporate Office Properties Trust	43,960	1,309,129
Cousins Properties, Inc.	57,630	2,166,312
Covivio	10,136	1,072,804
Crown Castle International Corp.	89,250	12,406,643
CyrusOne, Inc.	44,447	3,515,758
Daiwa House REIT Investment Corp.	413	1,161,927
Dexus	241,995	1,949,207
DiamondRock Hospitality Company	35,616	365,064
Digital Realty Trust, Inc.	44,725	5,805,752
Douglas Emmett, Inc.	64,687	2,770,544
Duke Realty Corp.	77,591	2,635,766
Easterly Government Properties, Inc.	11,983	255,238
EastGroup Properties, Inc.	21,071	2,634,296
EPR Properties	30,454	2,340,694
Equinix, Inc.	18,208	10,502,374
Equity Residential	74,834	6,455,181
Essential Properties Realty Trust, Inc.	11,655	267,016
Essex Property Trust, Inc.	14,110	4,609,032
Extra Space Storage, Inc.	27,589	3,222,947
Farmland Partners, Inc.	5,998	40,067
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Federal Realty Investment Trust	14,964	$2,037,199
First Industrial Realty Trust, Inc.	71,828	2,841,516
Four Corners Property Trust, Inc.	12,077	341,538
Franklin Street Properties Corp.	19,069	161,324
Front Yard Residential Corp.	9,163	105,924
Gecina SA	10,134	1,592,282
Getty Realty Corp.	5,852	187,615
Gladstone Commercial Corp.	5,706	134,091
Gladstone Land Corp.	4,319	51,375
Global Medical REIT, Inc.	5,808	66,211
Global Net Lease, Inc.	14,896	290,472
Goodman Group	362,123	3,466,161
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,984	320,184
HCP, Inc.	105,426	3,756,328
Healthcare Realty Trust, Inc.	73,298	2,455,483
Hersha Hospitality Trust	6,398	95,202
Highwoods Properties, Inc.	40,729	1,830,361
Host Hotels & Resorts, Inc.	156,688	2,709,136
ICADE	6,602	590,603
Independence Realty Trust, Inc.	16,028	229,361
Industrial Logistics Properties Trust	11,476	243,865
Innovative Industrial Properties, Inc.	1,826	168,668
Investors Real Estate Trust	2,195	163,901
Iron Mountain, Inc.	61,633	1,996,293
iStar, Inc.	10,837	141,423
Japan Prime Realty Investment Corp.	174	825,753
Japan Real Estate Investment Corp.	292	1,958,240
Japan Retail Fund Investment Corp.	580	1,227,280
JBG SMITH Properties	46,348	1,817,305
Jernigan Capital, Inc.	3,905	75,171
Kilroy Realty Corp.	36,477	2,841,194
Kimco Realty Corp.	90,611	1,891,958
Kite Realty Group Trust	14,624	236,178
Klepierre SA	44,211	1,501,427
Lamar Advertising Company, Class A	33,752	2,765,301
Land Securities Group PLC	155,836	1,641,270
Lexington Realty Trust	40,744	417,626
Liberty Property Trust	61,953	3,180,047
Life Storage, Inc.	18,318	1,930,900
Link REIT	467,606	5,158,096
LTC Properties, Inc.	6,946	355,774
Mack-Cali Realty Corp.	51,226	1,109,555
Medical Properties Trust, Inc.	175,246	3,427,812
Mid-America Apartment Communities, Inc.	24,482	3,182,905
Mirvac Group	866,875	1,790,847
Monmouth Real Estate Investment Corp.	16,240	234,018
National Health Investors, Inc.	7,340	604,743
National Retail Properties, Inc.	67,397	3,801,191
National Storage Affiliates Trust	10,067	335,936
New Senior Investment Group, Inc.	15,769	105,337
NexPoint Residential Trust, Inc.	3,385	158,283
Nippon Building Fund, Inc.	297	2,281,895
Nippon Prologis REIT, Inc.	441	1,209,263
Nomura Real Estate Master Fund, Inc.	907	1,638,211
Office Properties Income Trust	8,712	266,936
Omega Healthcare Investors, Inc.	85,034	3,553,571
One Liberty Properties, Inc.	3,040	83,691
Park Hotels & Resorts, Inc.	94,139	2,350,651
Pebblebrook Hotel Trust	74,342	2,068,194
Pennsylvania Real Estate Investment Trust	13,738	78,581
Physicians Realty Trust	32,715	580,691

247

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Piedmont Office Realty Trust, Inc., Class A	21,961	$458,546
PotlatchDeltic Corp.	38,297	1,573,432
Preferred Apartment Communities, Inc., Class A	7,878	113,837
Prologis, Inc.	135,484	11,545,946
PS Business Parks, Inc.	11,323	2,060,220
Public Storage	32,234	7,906,033
QTS Realty Trust, Inc., Class A	9,705	498,934
Rayonier, Inc.	50,902	1,435,436
Realty Income Corp.	68,314	5,238,318
Regency Centers Corp.	35,969	2,499,486
Retail Opportunity Investments Corp.	20,224	368,684
Retail Value, Inc.	2,835	105,008
Rexford Industrial Realty, Inc.	18,309	805,962
RLJ Lodging Trust	30,612	520,098
RPT Realty	13,784	186,773
Ryman Hospitality Properties, Inc.	8,129	665,033
Sabra Health Care REIT, Inc.	106,300	2,440,648
Safehold, Inc.	1,402	42,761
Saul Centers, Inc.	2,150	117,197
SBA Communications Corp.	24,280	5,855,122
Scentre Group	1,179,365	3,128,914
Segro PLC	242,223	2,414,827
Senior Housing Properties Trust	135,617	1,255,135
Seritage Growth Properties, Class A	5,837	248,014
Service Properties Trust	64,575	1,665,389
Simon Property Group, Inc.	66,121	10,291,734
SL Green Realty Corp.	17,692	1,446,321
Spirit Realty Capital, Inc.	35,383	1,693,430
STAG Industrial, Inc.	22,406	660,529
Stockland	528,296	1,622,761
Summit Hotel Properties, Inc.	18,961	219,948
Sunstone Hotel Investors, Inc.	39,884	548,006
Suntec Real Estate Investment Trust	433,600	596,512
Tanger Factory Outlet Centers, Inc.	52,993	820,332
Taubman Centers, Inc.	24,035	981,349
Terreno Realty Corp.	10,972	560,559
The British Land Company PLC	198,931	1,431,068
The GEO Group, Inc.	68,784	1,192,715
The GPT Group	429,233	1,784,926
The Macerich Company	23,654	747,230
UDR, Inc.	62,864	3,047,647
UMH Properties, Inc.	6,947	97,814
Unibail-Rodamco-Westfield, CHESS Depositary Interest	136,560	982,055
Unibail-Rodamco-Westfield, Stapled Shares	23,824	3,473,083
United Urban Investment Corp.	643	1,231,831
Uniti Group, Inc.	109,188	847,845
Universal Health Realty Income Trust	2,286	235,001
Urban Edge Properties	65,803	1,302,241
Urstadt Biddle Properties, Inc., Class A	5,520	130,824
Ventas, Inc.	79,983	5,841,158
Vicinity Centres	710,862	1,233,335
Vornado Realty Trust	33,998	2,164,653
Washington Prime Group, Inc.	33,962	140,603
Washington Real Estate Investment Trust	14,263	390,236
Weingarten Realty Investors	47,494	1,383,500
Welltower, Inc.	86,994	7,886,006
Weyerhaeuser Company	159,914	4,429,618
Whitestone REIT	7,081	97,435
Xenia Hotels & Resorts, Inc.	20,154	425,652
		317,677,930
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development – 0.7%
Aeon Mall Company, Ltd.	22,631	$358,052
Aroundtown SA	201,452	1,647,759
Azrieli Group, Ltd.	10,295	811,278
CapitaLand, Ltd.	568,684	1,453,654
CBRE Group, Inc., Class A (A)	72,201	3,827,375
City Developments, Ltd.	100,813	717,143
CK Asset Holdings, Ltd.	573,062	3,882,546
Consolidated-Tomoka Land Company	1,050	68,880
Cushman & Wakefield PLC (A)	18,300	339,099
Daito Trust Construction Company, Ltd.	15,911	2,037,855
Daiwa House Industry Company, Ltd.	125,566	4,081,483
Deutsche Wohnen SE	79,170	2,889,979
eXp World Holdings, Inc. (A)(C)	3,210	26,900
Forestar Group, Inc. (A)	2,089	38,187
FRP Holdings, Inc. (A)	1,410	67,708
Hang Lung Properties, Ltd. (C)	448,313	1,017,440
Henderson Land Development Company, Ltd.	321,709	1,498,463
Hongkong Land Holdings, Ltd.	258,734	1,454,658
Hulic Company, Ltd.	58,769	603,359
Hysan Development Company, Ltd.	139,279	561,660
Jones Lang LaSalle, Inc.	20,231	2,813,323
Kennedy-Wilson Holdings, Inc.	22,023	482,744
Kerry Properties, Ltd.	145,064	446,668
Lendlease Group	125,072	1,483,463
Marcus & Millichap, Inc. (A)	4,153	147,390
Mitsubishi Estate Company, Ltd.	262,224	5,070,498
Mitsui Fudosan Company, Ltd.	197,826	4,923,318
New World Development Company, Ltd.	1,360,569	1,766,916
Newmark Group, Inc., Class A	26,145	236,874
Nomura Real Estate Holdings, Inc.	27,663	599,668
Rafael Holdings, Inc., Class B (A)	2,014	42,213
RE/MAX Holdings, Inc., Class A	3,292	105,871
Realogy Holdings Corp. (C)	20,330	135,804
Redfin Corp. (A)(C)	16,011	269,625
Sino Land Company, Ltd.	679,722	1,021,632
Sumitomo Realty & Development Company, Ltd.	73,883	2,820,562
Sun Hung Kai Properties, Ltd.	353,314	5,077,382
Swire Pacific, Ltd., Class A	110,518	1,028,623
Swire Properties, Ltd.	259,687	815,002
Swiss Prime Site AG (A)	16,846	1,648,622
Tejon Ranch Company (A)	4,122	69,950
The RMR Group, Inc., Class A	2,347	106,742
The St. Joe Company (A)(C)	6,233	106,771
The Wharf Holdings, Ltd.	270,061	589,045
Tokyu Fudosan Holdings Corp.	135,481	867,101
UOL Group, Ltd.	102,570	557,001
Vonovia SE	112,630	5,714,301
Wharf Real Estate Investment Company, Ltd.	269,061	1,469,480
Wheelock & Company, Ltd.	181,285	1,032,811
		68,832,878
		386,510,808
Utilities – 3.7%
Electric utilities – 2.0%
ALLETE, Inc.	29,345	2,565,046
Alliant Energy Corp.	50,989	2,749,837
American Electric Power Company, Inc.	106,003	9,931,421
AusNet Services	407,543	499,297
Chubu Electric Power Company, Inc.	142,829	2,071,826
CK Infrastructure Holdings, Ltd.	147,343	990,883
CLP Holdings, Ltd.	364,334	3,829,471
Duke Energy Corp.	156,408	14,993,271
Edison International	76,871	5,797,611

248

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
EDP - Energias de Portugal SA	567,457	$2,202,204
El Paso Electric Company	7,135	478,616
Electricite de France SA	133,532	1,493,752
Endesa SA	70,497	1,854,472
Enel SpA	1,803,836	13,473,384
Entergy Corp.	42,683	5,009,277
Evergy, Inc.	50,548	3,364,475
Eversource Energy	69,467	5,937,344
Exelon Corp.	208,569	10,075,968
FirstEnergy Corp.	115,919	5,590,773
Fortum OYJ	98,373	2,325,168
Genie Energy, Ltd., B Shares	3,220	24,021
Hawaiian Electric Industries, Inc.	42,791	1,951,698
HK Electric Investments & HK Electric Investments, Ltd. (C)	591,500	563,711
Iberdrola SA	1,332,098	13,845,515
IDACORP, Inc.	19,789	2,229,627
Kyushu Electric Power Company, Inc.	84,018	794,008
MGE Energy, Inc.	6,191	494,475
NextEra Energy, Inc.	104,920	24,445,311
OGE Energy Corp.	78,603	3,567,004
Orsted A/S (B)	41,962	3,900,728
Otter Tail Corp.	6,890	370,338
Pinnacle West Capital Corp.	24,108	2,340,164
PNM Resources, Inc.	45,181	2,353,026
Portland General Electric Company	15,618	880,387
Power Assets Holdings, Ltd.	307,736	2,065,781
PPL Corp.	155,045	4,882,367
Red Electrica Corp. SA	96,022	1,944,996
Spark Energy, Inc., Class A	2,678	28,253
SSE PLC	229,229	3,506,708
Terna Rete Elettrica Nazionale SpA	311,838	2,002,843
The Chugoku Electric Power Company, Inc. (C)	61,736	794,475
The Kansai Electric Power Company, Inc.	156,124	1,748,635
The Southern Company	224,379	13,859,891
Tohoku Electric Power Company, Inc.	94,765	926,259
Tokyo Electric Power Company Holdings, Inc. (A)	338,228	1,658,858
Verbund AG	15,106	826,527
Xcel Energy, Inc.	112,566	7,304,408
		194,544,110
Gas utilities – 0.4%
APA Group	261,895	2,028,342
Atmos Energy Corp.	25,374	2,889,845
Chesapeake Utilities Corp.	2,808	267,659
Enagas SA	50,282	1,162,344
Hong Kong & China Gas Company, Ltd.	2,253,470	4,392,302
National Fuel Gas Company	33,893	1,590,260
Naturgy Energy Group SA	66,613	1,766,761
New Jersey Resources Corp. (C)	50,889	2,301,201
Northwest Natural Holding Company	5,175	369,185
ONE Gas, Inc.	29,810	2,865,039
Osaka Gas Company, Ltd.	83,175	1,597,502
RGC Resources, Inc.	1,555	45,468
Snam SpA	451,504	2,280,650
South Jersey Industries, Inc.	16,415	540,218
Southwest Gas Holdings, Inc. (C)	30,748	2,799,298
Spire, Inc.	28,607	2,495,675
Toho Gas Company, Ltd.	16,484	632,194
Tokyo Gas Company, Ltd.	85,096	2,152,325
UGI Corp.	82,053	4,124,804
		36,301,072
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers – 0.1%
AES Corp.	142,508	$2,328,581
Atlantic Power Corp. (A)	23,257	54,421
Clearway Energy, Inc., Class A	6,439	111,652
Clearway Energy, Inc., Class C	12,763	232,925
Electric Power Development Company, Ltd.	32,448	741,780
Meridian Energy, Ltd.	285,636	930,281
NRG Energy, Inc.	54,309	2,150,636
Ormat Technologies, Inc.	6,985	518,916
Pattern Energy Group, Inc., Class A	15,775	424,821
TerraForm Power, Inc., Class A	13,010	237,107
Uniper SE	44,636	1,463,890
		9,195,010
Multi-utilities – 1.1%
AGL Energy, Ltd.	145,456	1,881,758
Ameren Corp. (C)	52,766	4,223,918
Avista Corp.	11,535	558,755
Black Hills Corp. (C)	34,664	2,659,769
CenterPoint Energy, Inc.	107,811	3,253,736
Centrica PLC	1,265,966	1,147,963
CMS Energy Corp.	60,920	3,895,834
Consolidated Edison, Inc.	71,301	6,735,805
Dominion Energy, Inc.	176,440	14,298,698
DTE Energy Company	39,349	5,231,843
E.ON SE	488,098	4,745,585
Engie SA	405,015	6,610,722
Innogy SE (B)	30,867	1,502,187
MDU Resources Group, Inc. (C)	78,165	2,203,471
National Grid PLC	756,814	8,194,248
NiSource, Inc.	80,146	2,397,968
NorthWestern Corp.	28,592	2,145,830
Public Service Enterprise Group, Inc.	108,545	6,738,474
RWE AG (C)	121,266	3,789,874
Sempra Energy	58,938	8,699,838
Suez	75,755	1,190,610
Unitil Corp.	2,655	168,433
Veolia Environnement SA	119,123	3,017,577
WEC Energy Group, Inc.	67,714	6,439,601
		101,732,497
Water utilities – 0.1%
American States Water Company (C)	6,408	575,823
American Water Works Company, Inc.	38,781	4,817,764
Aqua America, Inc.	84,729	3,798,401
AquaVenture Holdings, Ltd. (A)	2,470	47,992
Artesian Resources Corp., Class A	1,628	60,236
Cadiz, Inc. (A)(C)	3,193	39,881
California Water Service Group	8,478	448,741
Connecticut Water Service, Inc.	2,234	156,514
Consolidated Water Company, Ltd.	3,704	61,079
Middlesex Water Company	2,915	189,358
Severn Trent PLC	52,646	1,401,293
SJW Group	4,671	318,983
The York Water Company	2,554	111,508
United Utilities Group PLC	151,209	1,534,849
		13,562,422
		355,335,111
TOTAL COMMON STOCKS (Cost $5,765,674,312)		$9,357,379,292
PREFERRED SECURITIES – 0.1%
Communication services – 0.0%
Diversified telecommunication services – 0.0%
GCI Liberty, Inc., 7.000%	1,037	27,201
Consumer discretionary – 0.1%

249

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Automobiles – 0.1%
Bayerische Motoren Werke AG	12,480	$693,296
Porsche Automobil Holding SE	33,946	2,200,613
Volkswagen AG	41,059	6,983,529
		9,877,438
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	39,479	3,906,411
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	7,892	1,438,793
Materials – 0.0%
Chemicals – 0.0%
FUCHS PETROLUB SE	15,428	578,607
TOTAL PREFERRED SECURITIES (Cost $13,983,186)		$15,828,450
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)(E)	54,671	14,094
TOTAL RIGHTS (Cost $16,278)		$14,094
SECURITIES LENDING COLLATERAL – 1.8%
John Hancock Collateral Trust, 2.1169% (F)(G)	17,082,079	170,935,240
TOTAL SECURITIES LENDING COLLATERAL (Cost $170,929,085)		$170,935,240
SHORT-TERM INVESTMENTS – 1.5%
U.S. Government Agency – 1.2%
Federal Agricultural Mortgage Corp. Discount Note 1.900%, 10/11/2019 *	$10,000,000	9,994,778
Federal Home Loan Bank Discount Note
1.935%, 11/27/2019 *	40,000,000	39,880,933
1.940%, 10/25/2019 *	20,000,000	19,974,933
2.025%, 10/30/2019 *	3,000,000	2,995,457
2.400%, 10/18/2019 *	24,300,000	24,278,427
Federal National Mortgage Association Discount Note 1.990%, 10/04/2019 *	20,000,000	19,996,867
		117,121,395
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $25,887,575 on 10-1-19, collateralized by $25,840,000 U.S. Treasury Notes, 1.625% - 2.625% due 6/15/2021 to 6/30/2021 (valued at $26,408,804 including interest)	$25,887,000	$25,887,000
TOTAL SHORT-TERM INVESTMENTS (Cost $142,997,556)		$143,008,395
Total Investments (Strategic Equity Allocation Trust) (Cost $6,093,600,417) – 101.3%		$9,687,165,471
Other assets and liabilities, net – (1.3%)		(127,340,430)
TOTAL NET ASSETS – 100.0%		$9,559,825,041
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $164,972,368.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	520	Long	Dec 2019	$49,970,684	$49,358,400	$(612,284)
Russell 2000 E-Mini Index Futures	154	Long	Dec 2019	12,025,221	11,742,500	(282,721)
S&P 500 Index E-Mini Futures	773	Long	Dec 2019	116,472,031	115,119,025	(1,353,006)
S&P Mid 400 Index E-Mini Futures	79	Long	Dec 2019	15,501,307	15,310,200	(191,107)
						$(2,439,118)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
250

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 10.4%
U.S. Government – 10.4%
U.S. Treasury Bonds
2.750%, 11/15/2042		$5,985,000	$6,720,734
3.000%, 02/15/2049		6,860,000	8,185,909
3.125%, 02/15/2043		6,175,000	7,369,718
4.375%, 02/15/2038		3,920,000	5,439,613
U.S. Treasury Notes
2.000%, 11/15/2026		2,990,000	3,066,268
2.375%, 02/29/2024 to 05/15/2029		11,440,000	12,028,542
2.500%, 02/15/2022 to 01/31/2024		4,480,000	4,615,448
2.625%, 02/15/2029		2,345,000	2,538,646
			49,964,878
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $44,980,957)			$49,964,878
FOREIGN GOVERNMENT OBLIGATIONS – 21.9%
Australia – 0.2%
New South Wales Treasury Corp. 4.000%, 04/08/2021	AUD	650,000	459,304
Queensland Treasury Corp. 6.250%, 02/21/2020		810,000	557,855
			1,017,159
Austria – 0.3%
Republic of Austria 0.500%, 02/20/2029 (A)	EUR	1,105,000	1,298,809
Brazil – 1.7%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	9,560,000	2,490,469
10.000%, 01/01/2023		21,135,000	5,786,003
			8,276,472
Canada – 3.8%
Canada Housing Trust No. 1 2.350%, 06/15/2023 (A)	CAD	2,500,000	1,930,200
Export Development Canada 2.400%, 06/07/2021	AUD	430,000	296,479
Government of Canada
0.750%, 09/01/2020	CAD	3,145,000	2,352,726
1.500%, 03/01/2020		3,005,000	2,265,754
2.250%, 03/01/2024		5,478,000	4,276,259
Province of British Columbia 6.600%, 01/09/2020 (A)	INR	60,405,000	850,050
Province of Ontario
2.900%, 06/02/2028	CAD	1,185,000	954,860
3.450%, 06/02/2045		1,060,000	961,309
3.500%, 06/02/2024		4,470,000	3,622,493
Province of Quebec 3.000%, 09/01/2023		650,000	512,606
			18,022,736
Colombia – 1.4%
Republic of Colombia
4.000%, 02/26/2024		$1,480,000	1,559,920
7.000%, 05/04/2022	COP	7,382,000,000	2,231,746
10.000%, 07/24/2024		6,085,600,000	2,107,831
11.000%, 07/24/2020		2,308,200,000	698,122
			6,597,619
Finland – 0.3%
Republic of Finland 0.500%, 09/15/2028 (A)	EUR	1,060,000	1,247,674
Hungary – 0.9%
Republic of Hungary
6.250%, 01/29/2020		$2,150,000	2,177,860
6.375%, 03/29/2021		2,126,000	2,256,432
			4,434,292
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia – 2.6%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	$1,005,800
Republic of Indonesia
2.150%, 07/18/2024 (A)	EUR	740,000	867,143
2.625%, 06/14/2023 (A)		850,000	1,007,527
5.625%, 05/15/2023	IDR	1,500,000,000	102,670
5.875%, 01/15/2024 (A)		$535,000	601,759
6.125%, 05/15/2028	IDR	15,016,000,000	978,923
6.500%, 06/15/2025		7,705,000,000	535,287
6.625%, 05/15/2033		6,431,000,000	412,123
7.000%, 05/15/2022		3,600,000,000	257,264
7.000%, 05/15/2027		12,025,000,000	840,979
7.000%, 09/15/2030		16,551,000,000	1,138,678
7.500%, 08/15/2032		1,030,000,000	71,839
7.500%, 06/15/2035		5,250,000,000	363,570
7.500%, 05/15/2038		5,584,000,000	384,653
8.250%, 07/15/2021		1,207,000,000	87,883
8.250%, 05/15/2029		4,891,000,000	367,967
8.375%, 03/15/2024		10,555,000,000	789,666
8.375%, 09/15/2026		12,897,000,000	973,358
8.750%, 05/15/2031		17,423,000,000	1,338,202
9.000%, 03/15/2029		6,709,000,000	523,004
			12,648,295
Ireland – 1.6%
Republic of Ireland
3.400%, 03/18/2024	EUR	3,332,000	4,265,924
3.900%, 03/20/2023		2,770,000	3,487,862
			7,753,786
Japan – 1.0%
Government of Japan 0.100%, 12/20/2023	JPY	533,450,000	5,028,727
Malaysia – 1.3%
Government of Malaysia
3.620%, 11/30/2021	MYR	2,895,000	698,453
3.733%, 06/15/2028		1,930,000	465,823
3.844%, 04/15/2033		4,313,000	1,055,671
3.882%, 03/14/2025		2,835,000	696,697
3.899%, 11/16/2027		3,370,000	827,695
4.059%, 09/30/2024		3,895,000	963,730
4.160%, 07/15/2021		7,083,000	1,722,087
			6,430,156
Norway – 1.1%
Government of Norway
2.000%, 05/24/2023 (A)	NOK	17,125,000	1,929,214
3.750%, 05/25/2021 (A)		28,565,000	3,269,929
			5,199,143
Philippines – 2.4%
Republic of Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,651,035
3.375%, 01/12/2020	PHP	10,560,000	203,669
3.375%, 08/20/2020		7,490,000	143,938
3.500%, 03/20/2021		13,200,000	252,530
3.500%, 04/21/2023		60,790,000	1,140,723
3.875%, 11/22/2019		17,870,000	344,861
4.250%, 04/11/2020		42,670,000	825,187
4.625%, 09/09/2040		4,368,000	75,647
5.500%, 03/08/2023		22,160,000	445,419
5.875%, 12/16/2020		84,843,440	1,671,361
6.250%, 03/12/2024		38,175,000	795,031
6.250%, 01/14/2036		43,000,000	995,977
6.500%, 04/28/2021		38,460,000	768,756
7.375%, 03/03/2021		59,600,000	1,201,812

251

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Philippines (continued)
Republic of Philippines (continued)
8.000%, 07/19/2031	PHP	46,905,000	$1,146,137
			11,662,083
Portugal – 1.3%
Republic of Portugal
2.125%, 10/17/2028 (A)	EUR	1,306,000	1,683,423
3.850%, 04/15/2021 (A)		1,915,000	2,230,426
5.125%, 10/15/2024 (A)		$1,905,000	2,168,065
			6,081,914
Qatar – 0.4%
State of Qatar
4.000%, 03/14/2029 (A)		875,000	969,063
4.817%, 03/14/2049 (A)		770,000	952,533
			1,921,596
Singapore – 1.1%
Republic of Singapore
1.750%, 04/01/2022	SGD	2,290,000	1,660,869
3.250%, 09/01/2020		4,815,000	3,533,488
			5,194,357
Sweden – 0.4%
Kingdom of Sweden 0.125%, 04/24/2023 (A)	EUR	1,880,000	2,102,364
United Kingdom – 0.1%
Government of United Kingdom 3.750%, 09/07/2020	GBP	185,000	234,270
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $110,751,050)			$105,151,452
CORPORATE BONDS – 48.6%
Communication services – 5.4%
Cablevision Systems Corp. 5.875%, 09/15/2022		$595,000	641,113
CCO Holdings LLC
5.000%, 02/01/2028 (A)		1,245,000	1,287,019
5.125%, 05/01/2027 (A)		1,135,000	1,184,656
Charter Communications Operating LLC 5.125%, 07/01/2049		1,790,000	1,906,936
Connect Finco SARL 6.750%, 10/01/2026 (A)		440,000	448,250
CSC Holdings LLC
5.375%, 02/01/2028 (A)		1,135,000	1,196,006
5.500%, 04/15/2027 (A)		1,470,000	1,554,363
5.750%, 01/15/2030 (A)		1,410,000	1,473,619
7.500%, 04/01/2028 (A)		425,000	478,614
DISH DBS Corp. 5.875%, 07/15/2022		630,000	655,200
GCI LLC 6.625%, 06/15/2024 (A)		1,490,000	1,607,338
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (A)		381,000	391,478
6.375%, 02/01/2024 (A)		1,335,000	1,411,602
Netflix, Inc.
4.375%, 11/15/2026		100,000	101,305
5.375%, 11/15/2029 (A)		1,110,000	1,154,400
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (A)		630,000	642,033
5.375%, 07/15/2026 (A)		1,005,000	1,055,109
T-Mobile USA, Inc. 6.500%, 01/15/2026		1,230,000	1,322,484
Verizon Communications, Inc.
3.376%, 02/15/2025		715,000	755,165
4.016%, 12/03/2029		1,290,000	1,434,225
4.329%, 09/21/2028		1,800,000	2,041,768
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Viacom, Inc. 4.375%, 03/15/2043		$485,000	$499,746
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%) 02/28/2057		1,085,000	1,169,630
WMG Acquisition Corp. 5.500%, 04/15/2026 (A)		1,405,000	1,475,250
			25,887,309
Consumer discretionary – 4.7%
Amazon.com, Inc. 3.150%, 08/22/2027		1,630,000	1,732,356
BMW Finance NV 1.000%, 11/14/2024	EUR	410,000	464,882
Diamond Sports Group LLC
5.375%, 08/15/2026 (A)		$1,715,000	1,779,313
6.625%, 08/15/2027 (A)(B)		1,995,000	2,066,920
ESH Hospitality, Inc. 5.250%, 05/01/2025 (A)		820,000	847,675
Expedia Group, Inc.
3.250%, 02/15/2030 (A)		715,000	713,149
3.800%, 02/15/2028		1,335,000	1,397,386
5.000%, 02/15/2026		1,305,000	1,466,235
Graham Holdings Company 5.750%, 06/01/2026 (A)		865,000	929,875
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (A)		660,000	684,750
5.250%, 06/01/2026 (A)		1,881,000	1,991,039
Lennar Corp. 4.750%, 11/29/2027		1,905,000	2,043,113
New Red Finance, Inc.
3.875%, 01/15/2028 (A)		1,190,000	1,197,568
4.250%, 05/15/2024 (A)		1,470,000	1,512,204
4.625%, 01/15/2022 (A)		1,535,000	1,535,154
5.000%, 10/15/2025 (A)		1,270,000	1,311,910
Service Corp. International 5.125%, 06/01/2029		70,000	74,813
Yum! Brands, Inc. 4.750%, 01/15/2030 (A)		935,000	964,219
			22,712,561
Consumer staples – 1.5%
JBS Investments II GmbH 7.000%, 01/15/2026 (A)		400,000	431,596
Molson Coors Brewing Company 1.250%, 07/15/2024	EUR	755,000	853,767
Natura Cosmeticos SA 5.375%, 02/01/2023 (A)		$210,000	219,190
Post Holdings, Inc.
5.000%, 08/15/2026 (A)		1,740,000	1,804,554
5.625%, 01/15/2028 (A)		500,000	530,000
5.750%, 03/01/2027 (A)		2,120,000	2,247,624
Walnut Bidco PLC
6.750%, 08/01/2024 (A)	EUR	500,000	569,603
9.125%, 08/01/2024 (A)		$475,000	494,693
			7,151,027
Energy – 11.1%
Aker BP ASA
4.750%, 06/15/2024 (A)		700,000	731,150
5.875%, 03/31/2025 (A)		155,000	162,947
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/2027		95,000	104,025
Cheniere Energy Partners LP 5.625%, 10/01/2026		95,000	100,809

252

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Concho Resources, Inc. 4.300%, 08/15/2028	$758,000	$817,645
Continental Resources, Inc. 4.375%, 01/15/2028	2,295,000	2,371,344
DCP Midstream Operating LP
3.875%, 03/15/2023	70,000	70,788
5.125%, 05/15/2029	995,000	1,013,656
5.375%, 07/15/2025	2,030,000	2,161,950
Diamondback Energy, Inc.
4.750%, 11/01/2024	785,000	803,644
5.375%, 05/31/2025	2,290,000	2,389,752
Enable Midstream Partners LP 4.150%, 09/15/2029	1,405,000	1,352,240
Enbridge, Inc. 4.250%, 12/01/2026	1,720,000	1,881,836
Energy Transfer Operating LP 5.500%, 06/01/2027	430,000	485,665
Enterprise Products Operating LLC 3.125%, 07/31/2029	2,385,000	2,439,141
EOG Resources, Inc. 4.150%, 01/15/2026	435,000	481,171
Indika Energy Capital III Pte, Ltd. 5.875%, 11/09/2024 (A)(B)	1,025,000	1,000,194
Kinder Morgan, Inc. 4.300%, 06/01/2025	450,000	486,530
Marathon Oil Corp. 4.400%, 07/15/2027	2,185,000	2,331,421
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)	1,100,000	1,108,766
MPLX LP 4.700%, 04/15/2048	2,410,000	2,517,355
Murphy Oil Corp.
4.200%, 12/01/2022 (B)	60,000	60,750
6.875%, 08/15/2024	1,087,000	1,135,915
Occidental Petroleum Corp.
2.900%, 08/15/2024	1,136,000	1,144,626
3.500%, 08/15/2029	1,045,000	1,061,033
Parsley Energy LLC
5.375%, 01/15/2025 (A)	1,375,000	1,392,188
5.625%, 10/15/2027 (A)	2,180,000	2,250,850
PBF Holding Company LLC 7.250%, 06/15/2025	1,800,000	1,865,250
Pertamina Persero PT
3.650%, 07/30/2029 (A)	295,000	302,929
4.300%, 05/20/2023 (A)	805,000	846,116
Petrobras Global Finance BV
5.093%, 01/15/2030 (A)	2,285,000	2,383,598
6.900%, 03/19/2049	770,000	883,190
Petroleos del Peru SA 5.625%, 06/19/2047 (A)	697,000	826,154
Sabine Pass Liquefaction LLC 5.000%, 03/15/2027	435,000	480,523
Saudi Arabian Oil Company
3.500%, 04/16/2029 (A)	2,170,000	2,264,737
4.250%, 04/16/2039 (A)	1,480,000	1,596,364
4.375%, 04/16/2049 (A)	1,115,000	1,218,802
Schlumberger Holdings Corp. 3.900%, 05/17/2028 (A)	1,705,000	1,805,068
Targa Resources Partners LP
5.000%, 01/15/2028	70,000	70,791
5.875%, 04/15/2026	815,000	860,844
6.500%, 07/15/2027 (A)	70,000	76,376
The Williams Companies, Inc.
3.600%, 03/15/2022	1,200,000	1,232,653
4.300%, 03/04/2024	330,000	350,990
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
The Williams Companies, Inc. (continued)
4.550%, 06/24/2024		$1,385,000	$1,491,263
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028		445,000	492,028
Valero Energy Corp. 3.400%, 09/15/2026		470,000	481,945
WPX Energy, Inc. 5.750%, 06/01/2026		1,880,000	1,927,000
			53,314,012
Financials – 11.9%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2068		2,395,000	3,169,088
Asian Development Bank 5.000%, 03/09/2022	AUD	940,000	693,135
Bank of America Corp. (3.194% to 7-23-29, then 3 month LIBOR + 1.180%) 07/23/2030		$1,805,000	1,862,620
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028		2,031,000	2,119,178
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%) 02/07/2030		440,000	481,692
Bank of Ireland Group PLC 4.500%, 11/25/2023 (A)		580,000	607,292
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	807,200
BNG Bank NV 0.250%, 02/22/2023 to 06/07/2024	EUR	1,460,000	1,642,497
CIT Group, Inc. (5.800% to 6-15-22, then 3 month LIBOR + 3.972%) 06/15/2022 (C)		$185,000	187,775
Citigroup, Inc. (3 month BBSW + 1.550%) 2.539%, 05/04/2021 (D)	AUD	1,487,000	1,016,260
Citigroup, Inc. (3 month EURIBOR + 0.500%) 0.164%, 03/21/2023 (D)	EUR	920,000	1,005,164
DB Insurance Company, Ltd.
3.492%, 05/25/2024	KRW	1,000,000,000	872,600
3.865%, 05/25/2027		1,000,000,000	902,780
European Financial Stability Facility
0.125%, 10/17/2023	EUR	1,315,000	1,471,404
0.500%, 01/20/2023		725,000	817,669
1.875%, 05/23/2023		1,020,000	1,210,940
European Investment Bank 1.500%, 05/12/2022	NOK	9,790,000	1,074,561
International Bank for Reconstruction & Development
2.500%, 03/12/2020	AUD	1,015,000	689,300
2.800%, 01/13/2021		1,185,000	817,088
3.375%, 01/25/2022	NZD	1,327,000	871,142
3.500%, 01/22/2021		1,130,000	728,591
3.625%, 06/22/2020	NOK	7,100,000	790,756
4.625%, 10/06/2021	NZD	1,310,000	875,519
7.450%, 08/20/2021	IDR	15,855,000,000	1,127,321
JPMorgan Chase & Co.
3.200%, 06/15/2026		$695,000	722,286
3.625%, 12/01/2027		705,000	743,066
4.125%, 12/15/2026		450,000	491,563
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025		1,075,000	1,071,582
KfW
0.000%, 09/15/2023	EUR	415,000	462,791

253

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
KfW (continued)
0.375%, 03/15/2023	EUR	845,000	$951,737
2.125%, 08/15/2023		1,745,000	2,103,476
6.000%, 08/20/2020	AUD	2,275,000	1,601,489
MGIC Investment Corp. 5.750%, 08/15/2023		$580,000	634,375
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) 1.820%, 06/21/2023 (D)	NOK	7,000,000	772,099
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) 1.860%, 06/19/2024 (D)		7,000,000	771,584
Nordic Investment Bank
1.375%, 07/15/2020		5,340,000	585,385
4.125%, 03/19/2020	NZD	1,740,000	1,104,222
Popular, Inc. 6.125%, 09/14/2023		$1,625,000	1,769,300
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	12,285,000	3,341,087
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%) 12/15/2025 (B)		$1,500,000	1,534,305
Temasek Financial I, Ltd. 3.265%, 02/19/2020	SGD	1,250,000	908,210
The Goldman Sachs Group, Inc. 1.375%, 05/15/2024	EUR	983,000	1,114,534
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.750%) 3.273%, 02/23/2023 (D)		$670,000	669,401
The PNC Financial Services Group, Inc. 3.500%, 01/23/2024		505,000	533,562
U.S. Bancorp
0.850%, 06/07/2024	EUR	615,000	694,741
3.000%, 07/30/2029		$745,000	768,610
3.150%, 04/27/2027		915,000	968,757
3.375%, 02/05/2024		508,000	534,706
3.600%, 09/11/2024		467,000	496,989
U.S. Bank NA
2.650%, 05/23/2022		1,320,000	1,343,081
2.800%, 01/27/2025		544,000	560,952
3.000%, 02/04/2021		1,390,000	1,407,157
Wells Fargo & Company 3.250%, 04/27/2022	AUD	1,120,000	787,505
Wells Fargo & Company (3 month BBSW + 1.320%) 2.348%, 07/27/2021 (D)		935,000	637,559
Westpac Banking Corp. 7.250%, 02/11/2020		700,000	482,534
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) 06/15/2023 (C)		$550,000	558,250
			56,968,467
Health care – 2.6%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	589,240
2.625%, 11/15/2028		300,000	375,006
Bausch Health Companies, Inc.
5.875%, 05/15/2023 (A)		$185,000	187,313
6.125%, 04/15/2025 (A)		275,000	285,313
9.000%, 12/15/2025 (A)		95,000	106,638
Becton Dickinson Euro Finance Sarl 1.208%, 06/04/2026	EUR	745,000	838,018
CommonSpirit Health 3.347%, 10/01/2029		$575,000	581,503
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	$1,780,456
HCA Healthcare, Inc. 6.250%, 02/15/2021		$1,827,000	1,913,052
HCA, Inc.
5.000%, 03/15/2024		995,000	1,086,595
5.375%, 02/01/2025		1,725,000	1,884,563
Thermo Fisher Scientific, Inc.
0.500%, 03/01/2028	EUR	650,000	707,330
0.750%, 09/12/2024		282,000	316,001
1.400%, 01/23/2026		468,000	542,702
2.600%, 10/01/2029		$1,400,000	1,394,933
			12,588,663
Industrials – 2.6%
AECOM
5.125%, 03/15/2027		1,655,000	1,737,750
5.875%, 10/15/2024		1,360,000	1,478,320
American Airlines Group, Inc. 5.000%, 06/01/2022 (A)		180,000	186,903
BOC Aviation, Ltd. 2.750%, 09/18/2022 (A)		990,000	990,793
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) 3.316%, 05/02/2021 (A)(D)		285,000	286,083
HC2 Holdings, Inc. 11.500%, 12/01/2021 (A)		695,000	611,600
Icahn Enterprises LP 6.250%, 05/15/2026 (A)		75,000	78,563
IHS Markit, Ltd. 4.750%, 08/01/2028		835,000	928,103
Jasa Marga Persero Tbk PT 7.500%, 12/11/2020 (A)	IDR	9,120,000,000	630,655
Owens Corning 3.950%, 08/15/2029		$530,000	539,018
Pelabuhan Indonesia II PT 4.250%, 05/05/2025 (A)		920,000	971,750
The Boeing Company 2.700%, 02/01/2027		1,060,000	1,082,857
Uber Technologies, Inc.
7.500%, 09/15/2027 (A)		630,000	628,425
8.000%, 11/01/2026 (A)		1,320,000	1,336,500
United Rentals North America, Inc. 4.875%, 01/15/2028		1,025,000	1,066,000
			12,553,320
Information technology – 4.1%
Apple, Inc.
0.875%, 05/24/2025	EUR	630,000	722,345
2.050%, 09/11/2026		$3,215,000	3,176,697
Banff Merger Sub, Inc. 9.750%, 09/01/2026 (A)		870,000	830,415
Broadcom, Inc. 4.750%, 04/15/2029 (A)		1,628,000	1,720,775
CDK Global, Inc. 5.000%, 10/15/2024		50,000	53,250
Dell International LLC
5.300%, 10/01/2029 (A)		1,310,000	1,425,396
8.100%, 07/15/2036 (A)		504,000	643,139
8.350%, 07/15/2046 (A)		2,068,000	2,726,288
Fidelity National Information Services, Inc. 1.500%, 05/21/2027	EUR	820,000	957,127
Fiserv, Inc.
1.125%, 07/01/2027		290,000	328,806
3.500%, 07/01/2029		$1,496,000	1,574,277
4.400%, 07/01/2049		101,000	113,400

254

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Gartner, Inc. 5.125%, 04/01/2025 (A)		$180,000	$188,325
KLA Corp. 4.100%, 03/15/2029		1,632,000	1,801,192
Microsoft Corp. 2.400%, 08/08/2026		1,520,000	1,550,615
NXP BV 3.875%, 06/18/2026 (A)		1,380,000	1,451,161
SS&C Technologies, Inc. 5.500%, 09/30/2027 (A)		275,000	287,382
			19,550,590
Materials – 2.4%
Ardagh Packaging Finance PLC
5.250%, 08/15/2027 (A)		380,000	384,750
6.000%, 02/15/2025 (A)		200,000	209,120
Ball Corp.
4.000%, 11/15/2023		1,845,000	1,930,331
4.375%, 12/15/2020		820,000	836,818
4.875%, 03/15/2026		1,120,000	1,216,600
5.250%, 07/01/2025		1,460,000	1,615,125
Berry Global, Inc. 5.625%, 07/15/2027 (A)		230,000	238,050
Braskem Netherlands Finance BV 4.500%, 01/10/2028 (A)		350,000	350,438
Crown Americas LLC 4.500%, 01/15/2023		1,360,000	1,428,000
Crown Cork & Seal Company, Inc. 7.375%, 12/15/2026		1,021,000	1,240,515
Ecolab, Inc. 1.000%, 01/15/2024	EUR	330,000	373,288
Klabin Austria GmbH 5.750%, 04/03/2029 (A)		$355,000	371,863
Sealed Air Corp. 5.125%, 12/01/2024 (A)		230,000	246,100
St. Mary's Cement, Inc. 5.750%, 01/28/2027 (A)		415,000	461,169
Suzano Austria GmbH 5.750%, 07/14/2026 (A)		365,000	403,402
			11,305,569
Real estate – 0.5%
American Tower Corp. 1.950%, 05/22/2026	EUR	305,000	362,189
Crown Castle International Corp. 3.800%, 02/15/2028		$865,000	920,139
Outfront Media Capital LLC 5.000%, 08/15/2027 (A)		580,000	609,000
SBA Communications Corp. 4.875%, 09/01/2024		660,000	683,100
			2,574,428
Utilities – 1.8%
Adani Green Energy UP, Ltd. 6.250%, 12/10/2024 (A)		460,000	480,470
Greenko Dutch BV 5.250%, 07/24/2024 (A)		975,000	975,000
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (A)		430,000	429,883
Israel Electric Corp., Ltd.
5.000%, 11/12/2024 (A)		625,000	687,813
6.875%, 06/21/2023 (A)		390,000	443,925
NRG Energy, Inc.
5.250%, 06/15/2029 (A)		70,000	75,271
6.625%, 01/15/2027		1,625,000	1,760,444
Perusahaan Listrik Negara PT 4.125%, 05/15/2027 (A)		1,440,000	1,520,020
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern Gas Networks PLC 4.875%, 12/21/2020	GBP	80,000	$102,785
Vistra Operations Company LLC
3.550%, 07/15/2024 (A)		$1,980,000	1,993,352
5.000%, 07/31/2027 (A)		340,000	350,091
			8,819,054
TOTAL CORPORATE BONDS (Cost $229,157,271)			$233,425,000
CONVERTIBLE BONDS – 1.6%
Communication services – 0.4%
DISH Network Corp. 3.375%, 08/15/2026		430,000	393,968
GCI Liberty, Inc. 1.750%, 09/30/2046 (A)		1,150,000	1,398,688
			1,792,656
Consumer discretionary – 0.4%
Sony Corp. 0.000%, 09/30/2022	JPY	139,000,000	1,753,648
Health care – 0.2%
Anthem, Inc. 2.750%, 10/15/2042		$241,000	806,179
Information technology – 0.4%
Avaya Holdings Corp. 2.250%, 06/15/2023		1,055,000	898,560
IAC Financeco 2, Inc. 0.875%, 06/15/2026 (A)		1,155,000	1,202,155
			2,100,715
Utilities – 0.2%
NRG Energy, Inc. 2.750%, 06/01/2048		1,020,000	1,146,334
TOTAL CONVERTIBLE BONDS (Cost $6,819,174)			$7,599,532
CAPITAL PREFERRED SECURITIES – 1.2%
Financials – 1.2%
First Maryland Capital I (3 month LIBOR + 1.000%) 3.303%, 01/15/2027 (D)		1,046,000	968,858
First Maryland Capital II (3 month LIBOR + 0.850%) 3.103%, 02/01/2027 (D)		1,220,000	1,128,500
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 11/01/2019 (C)(D)		2,081,000	1,774,053
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) 5.570%, 11/01/2019 (C)(D)		1,942,000	1,949,283
			5,820,694
TOTAL CAPITAL PREFERRED SECURITIES (Cost $5,770,676)			$5,820,694
TERM LOANS (E) – 0.0%
Consumer discretionary – 0.0%
American Tire Distributors, Inc., PIK, Exit FILO Term Loan (3 month LIBOR + 6.000%) 8.150%, 09/01/2023		33,103	32,669
TOTAL TERM LOANS (Cost $28,257)			$32,669

255

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.0%
Commercial and residential – 4.4%
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (A)(F)	$975,417	$993,067
Series 2019-1, Class A1, 3.805%, 01/25/2049 (A)(F)	1,099,792	1,124,231
Series 2019-2, Class A1, 3.347%, 04/25/2049 (A)(F)	1,585,324	1,609,095
Series 2019-3, Class A1, 2.962%, 10/25/2048 (A)(F)	907,576	914,289
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) 4.465%, 03/15/2037 (A)(D)	815,000	816,525
BHMS Mortgage Trust Series 2018-ATLS, Class C (1 month LIBOR + 1.900%) 3.928%, 07/15/2035 (A)(D)	665,000	666,242
BX Commercial Mortgage Trust Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) 3.979%, 03/15/2037 (A)(D)	1,040,000	1,043,237
BXP Trust
Series 2017-CC, Class C, 3.670%, 08/13/2037 (A)(F)	565,000	590,233
Series 2017-GM, Class D, 3.539%, 06/13/2039 (A)(F)	1,220,000	1,262,066
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) 3.301%, 06/11/2032 (A)(D)	675,000	673,941
Core Industrial Trust Series 2015-CALW, Class F 3.979%, 02/10/2034 (A)(F)	445,000	455,505
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A 3.639%, 11/15/2034 (A)	672,786	705,013
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) 3.628%, 05/15/2036 (A)(D)	835,000	836,044
DBGS Mortgage Trust Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) 2.915%, 05/15/2035 (A)(D)	863,169	861,815
GS Mortgage Securities Corp. Trust Series 2018-TWR, Class A (1 month LIBOR + 0.900%) 2.928%, 07/15/2031 (A)(D)	895,000	893,033
HarborView Mortgage Loan Trust
Series 2004-7, Class 4A, 4.640%, 11/19/2034 (F)	227,637	236,929
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%), 2.512%, 06/20/2035 (D)	260,153	259,837
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%), 2.622%, 06/20/2035 (D)	176,691	178,835
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (A)	6,468,452	109,241
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	6,358,621	91,787
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	5,618,041	79,953
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-AON, Class D, 4.767%, 07/05/2031 (A)(F)	$270,000	$287,374
Series 2018-PHH, Class C (1 month LIBOR + 1.360%), 3.388%, 06/15/2035 (A)(D)	265,000	264,545
Merrill Lynch Mortgage Investors Trust
Series 2005-A2, Class A2, 4.455%, 02/25/2035 (F)	162,733	165,039
Series 2005-A8, Class A2A (1 month LIBOR + 0.270%), 2.288%, 08/25/2036 (D)	406,532	407,638
Morgan Stanley Capital I Trust Series 2014-150E, Class F 4.438%, 09/09/2032 (A)(F)	695,000	719,195
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1, 4.388%, 10/25/2034 (F)	201,031	208,218
Series 2004-9, Class 1A, 5.395%, 11/25/2034 (F)	134,754	144,518
Olympic Tower Mortgage Trust Series 2017-OT, Class A 3.566%, 05/10/2039 (A)	595,000	640,075
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, 09/15/2054 (A)	1,175,000	1,181,202
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D 4.534%, 01/05/2043 (A)(F)	385,000	369,089
Verus Securitization Trust Series 2018-1, Class A1 2.929%, 02/25/2048 (A)(F)	281,688	281,678
VNDO Trust Series 2016-350P, Class D 4.033%, 01/10/2035 (A)(F)	749,000	790,334
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%), 2.525%, 01/25/2045 (D)	223,289	222,703
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%), 2.985%, 07/25/2045 (D)	244,503	245,984
Worldwide Plaza Trust Series 2017-WWP, Class D 3.715%, 11/10/2036 (A)(F)	645,000	664,578
		20,993,088
U.S. Government Agency – 0.6%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month LIBOR + 1.650%), 3.795%, 04/25/2024 (D)	100,621	100,939
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%), 3.995%, 10/25/2027 (D)	203,889	205,215
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%), 3.345%, 10/25/2029 (D)	626,363	628,408
Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%), 2.895%, 03/25/2030 (D)	1,036,370	1,036,469

256

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2017-C05, Class 1M1 (1 month LIBOR + 0.550%), 2.568%, 01/25/2030 (D)	$59,711	$59,698
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%), 4.504%, 06/25/2039 (A)(D)	945,000	948,475
		2,979,204
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,170,920)		$23,972,292
ASSET BACKED SECURITIES – 3.5%
American Express Credit Account Master Trust Series 2019-1, Class A 2.972%, 10/15/2024	775,000	794,011
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) 2.258%, 07/25/2036 (A)(D)	349,847	349,775
Coinstar Funding LLC Series 2017-1A, Class A2 5.216%, 04/25/2047 (A)	767,338	790,253
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (A)	510,900	523,182
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (A)	897,750	924,503
Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	483,788	501,543
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.040%, 07/15/2024	295,000	302,726
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	875,588	916,600
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) 4.021%, 07/25/2047 (A)(D)	1,180,900	1,180,912
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (A)	560,175	575,457
FOCUS Brands Funding LLC Series 2017-1A, Class A2II 5.093%, 04/30/2047 (A)	596,275	622,821
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) 2.515%, 10/25/2035 (D)	312,381	313,599
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) 3.475%, 07/17/2037 (A)(D)	590,000	585,265
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	425,000	429,648
Jack In The Box Funding LLC Series 2019-1A, Class A2II 4.476%, 08/25/2049 (A)	595,000	610,845
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.500%, 08/25/2058 (A)(F)	1,657,564	1,702,866
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	$536,230	$552,771
NextGear Floorplan Master Owner Trust Series 2018-2A, Class A2 3.690%, 10/15/2023 (A)	875,000	900,855
Structured Asset Investment Loan Trust Series 2005-2, Class M2 (1 month LIBOR + 0.735%) 2.880%, 03/25/2035 (D)	485,969	486,487
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,524,900	1,619,108
Towd Point Mortgage Trust
Series 2018-3, Class A1 3.750%, 05/25/2058 (A)(F)	611,236	633,739
Series 2018-4, Class A1 3.000%, 06/25/2058 (A)(F)	377,668	387,101
Series 2019-1, Class A1 3.750%, 03/25/2058 (A)(F)	891,501	934,992
TOTAL ASSET BACKED SECURITIES (Cost $16,102,285)		$16,639,059
COMMON STOCKS – 1.1%
Communication services – 0.0%
Vertis Holdings, Inc. (G)(H)	8,371	0
Financials – 1.1%
JPMorgan Chase & Co.	12,350	1,453,472
M&T Bank Corp.	7,610	1,202,152
Royal Bank of Canada	15,979	1,296,856
U.S. Bancorp	23,237	1,285,936
		5,238,416
Industrials – 0.0%
HC2 Holdings, Inc. (B)(H)	88,710	208,469
TOTAL COMMON STOCKS (Cost $5,827,605)		$5,446,885
PREFERRED SECURITIES – 4.2%
Financials – 1.3%
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(D)	2,315	1,689,950
U.S. Bancorp, 5.500% (B)	40,750	1,097,398
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	1,829	1,527,215
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	22,825	589,570
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	729,324
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	21,167	607,493
		6,240,950
Health care – 0.3%
Becton, Dickinson and Company, 6.125%	24,695	1,528,867
Industrials – 0.5%
Fortive Corp., 5.000%	2,450	2,208,675
Information technology – 0.2%
Broadcom, Inc., 8.000%	995	1,020,259
Real estate – 0.3%
Crown Castle International Corp., 6.875%	1,010	1,276,691

257

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Utilities – 1.6%
American Electric Power Company, Inc., 6.125%	32,600	$1,795,608
Dominion Energy, Inc., 7.250%	25,700	2,717,775
South Jersey Industries, Inc., 7.250%	17,400	899,058
The Southern Company, 6.750%	40,300	2,156,453
		7,568,894
TOTAL PREFERRED SECURITIES (Cost $19,166,555)		$19,844,336
PURCHASED OPTIONS – 0.1%
Calls – 0.1%
Over the Counter Option on the USD vs. MXN (Expiration Date: 2-20-20; Strike Price: $21.25; Counterparty: Goldman Sachs Bank USA) (H)(I)	6,221,385	70,040
Over the Counter Option on the USD vs. MXN (Expiration Date: 9-11-20; Strike Price: $22.50; Counterparty: Goldman Sachs Bank USA) (H)(I)	6,455,000	142,023
		212,063
TOTAL PURCHASED OPTIONS (Cost $244,489)		$212,063
SECURITIES LENDING COLLATERAL – 0.5%
John Hancock Collateral Trust, 2.1169% (J)(K)	269,130	2,693,106
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,693,205)		$2,693,106
SHORT-TERM INVESTMENTS – 1.8%
U.S. Government Agency – 1.6%
Federal Agricultural Mortgage Corp. Discount Note 1.700%, 10/01/2019 *	$1,187,000	1,187,000
Federal Home Loan Bank Discount Note 1.580%, 10/01/2019 *	6,572,000	6,572,000
		7,759,000
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $752,017 on 10-1-19, collateralized by $750,000 U.S. Treasury Notes, 2.625% due 6-15-21 (valued at $767,348, including interest)	752,000	752,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,511,000)		$8,511,000
Total Investments (Strategic Income Opportunities Trust) (Cost $473,223,444) – 99.9%		$479,312,966
Other assets and liabilities, net – 0.1%		581,082
TOTAL NET ASSETS – 100.0%		$479,894,048
Currency Abbreviations
AUD	Australian Dollar
Strategic Income Opportunities Trust (continued)
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $147,835,608 or 30.8% of the fund's net assets as of 9-30-19.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $2,636,740.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	The rate shown is the annualized seven-day yield as of 9-30-19.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	22	Short	Dec 2019	$(2,635,306)	$(2,621,266)	$14,040
Euro-BTP Italian Government Bond Futures	56	Short	Dec 2019	(8,828,866)	(8,901,668)	(72,802)
258

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	167	Short	Dec 2019	(27,419,510)	(27,106,188)	$313,322
						$254,560

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	6,230,000	CAD	5,599,574	ANZ	2/12/2020	—	$(12,952)
AUD	8,900,000	JPY	650,932,205	CITI	2/12/2020	—	(47,902)
BRL	4,619,055	USD	1,097,423	SSB	2/12/2020	$5,529	—
CAD	1,532,500	NOK	10,362,642	MSCS	2/12/2020	17,835	—
CAD	4,622,500	NOK	31,182,345	SSB	2/12/2020	62,013	—
GBP	3,060,000	USD	3,851,274	HUS	2/12/2020	—	(69,375)
GBP	1,929,630	USD	2,412,023	SSB	2/12/2020	—	(27,165)
JPY	330,389,598	USD	3,090,000	CITI	2/12/2020	—	(5,108)
JPY	655,308,931	USD	6,150,000	HUS	2/12/2020	—	(31,294)
MXN	50,854,797	USD	2,541,251	CITI	2/12/2020	—	(16,301)
MXN	30,433,230	USD	1,530,000	GSI	2/12/2020	—	(18,985)
MXN	20,341,321	USD	1,011,251	SSB	2/12/2020	—	(1,301)
NOK	41,800,916	CAD	6,155,000	GSI	2/12/2020	—	(51,671)
NZD	1,563,229	AUD	1,460,811	ANZ	2/12/2020	—	(8,034)
NZD	1,719,864	AUD	1,607,530	RBC	2/12/2020	—	(9,073)
USD	5,792,819	AUD	8,415,550	ANZ	2/12/2020	91,105	—
USD	6,118,750	AUD	8,900,000	HUS	2/12/2020	88,812	—
USD	2,290,525	BRL	9,405,125	SSB	2/12/2020	44,740	—
USD	17,164,896	CAD	22,519,864	RBC	2/12/2020	137,343	—
USD	1,389,664	EUR	1,241,434	GSI	2/12/2020	22,893	—
USD	713,211	EUR	645,054	HUS	2/12/2020	3,031	—
USD	40,607,421	EUR	36,331,007	MSCS	2/12/2020	608,400	—
USD	3,862,487	EUR	3,480,000	SCB	2/12/2020	31,142	—
USD	362,298	EUR	323,540	SSB	2/12/2020	6,094	—
USD	1,939,596	GBP	1,550,000	CITI	2/12/2020	23,928	—
USD	582,306	GBP	468,560	HUS	2/12/2020	3,205	—
USD	3,080,000	JPY	327,765,900	SCB	2/12/2020	19,606	—
USD	994,152	MXN	19,878,163	CITI	2/12/2020	7,197	—
USD	849,627	MXN	17,027,464	GSI	2/12/2020	4,210	—
USD	5,084,405	MXN	101,114,278	SSB	2/12/2020	64,063	—
USD	7,415,089	NOK	66,147,787	SSB	2/12/2020	132,342	—
USD	3,707,088	NZD	5,735,499	ANZ	2/12/2020	105,236	—
USD	2,119,975	NZD	3,283,093	NAB	2/12/2020	58,216	—
USD	1,139,053	SGD	1,570,647	UBS	2/12/2020	1,056	—
						$1,537,996	$(299,161)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
259

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 64.0%
U.S. Government – 37.0%
U.S. Treasury Bonds
2.750%, 08/15/2047	$3,000,000	$3,398,203
2.875%, 05/15/2049	3,500,000	4,085,430
3.000%, 02/15/2047 to 02/15/2049	28,635,000	34,011,150
4.250%, 05/15/2039 to 11/15/2040	4,610,000	6,361,578
4.375%, 05/15/2041	1,830,000	2,588,449
4.625%, 02/15/2040	5,000,000	7,241,992
4.750%, 02/15/2041	2,000,000	2,958,750
7.875%, 02/15/2021	3,400,000	3,679,969
8.125%, 08/15/2021	1,400,000	1,564,992
8.750%, 08/15/2020	5,750,000	6,089,609
U.S. Treasury Notes
1.250%, 01/31/2020 to 08/31/2024	6,000,000	5,928,477
1.375%, 10/31/2020 to 08/31/2026	35,500,000	35,277,950
1.625%, 07/31/2020 to 08/15/2029	24,500,000	24,433,730
1.750%, 07/31/2021 to 07/15/2022	8,000,000	8,019,024
2.000%, 11/15/2021 to 02/15/2022	29,400,000	29,629,442
2.125%, 05/31/2026	3,000,000	3,095,508
2.250%, 02/15/2021 to 11/15/2027	24,595,000	25,571,043
2.375%, 05/15/2029	5,000,000	5,311,133
2.625%, 02/28/2023	3,000,000	3,103,828
2.750%, 04/30/2023	3,500,000	3,642,188
2.875%, 11/30/2023 to 05/15/2028	9,300,000	10,095,649
3.000%, 10/31/2025	2,000,000	2,160,703
3.125%, 05/15/2021	13,100,000	13,388,609
		241,637,406
U.S. Government Agency – 27.0%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	2,468,950
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	1,500,000	1,523,509
2.500%, 04/01/2031	1,768,159	1,791,919
2.750%, 06/19/2023	2,000,000	2,081,037
3.000%, 07/01/2032 to 08/01/2046	8,146,826	8,380,776
3.500%, 12/01/2025 to 06/01/2048	10,454,779	10,869,878
4.000%, 02/01/2024 to 09/01/2047	4,426,128	4,653,435
4.225%, (12 month LIBOR + 1.868%), 08/01/2037 (A)	557,046	586,477
4.500%, 05/01/2024 to 11/01/2048	7,962,621	8,442,884
5.000%, 06/01/2023 to 10/01/2040	451,307	496,760
5.225%, (12 month LIBOR + 2.100%), 02/01/2037 (A)	61,898	65,077
5.500%, 02/01/2023 to 01/01/2039	600,532	671,322
6.000%, 10/01/2036 to 10/01/2038	285,257	327,444
6.250%, 07/15/2032	450,000	664,539
6.500%, 01/01/2021 to 08/01/2038	57,033	66,208
6.750%, 09/15/2029	1,200,000	1,726,716
7.000%, 04/01/2029 to 10/01/2038	67,204	78,156
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
7.500%, 09/01/2030 to 03/01/2032	$7,655	$8,961
8.000%, 02/01/2030	1,006	1,160
Federal National Mortgage Association
2.125%, 04/24/2026	2,000,000	2,057,387
2.500%, TBA (B)	4,000,000	4,034,213
2.500%, 05/01/2028	944,405	957,775
2.625%, 09/06/2024 (C)	1,000,000	1,047,824
3.000%, TBA (B)	11,400,000	11,571,930
3.000%, 01/01/2027 to 07/01/2046	12,706,351	13,069,210
3.500%, TBA (B)	3,000,000	3,077,311
3.500%, 12/01/2025 to 11/01/2048	20,996,660	21,878,928
3.988%, (6 month LIBOR + 1.413%), 07/01/2034 (A)	137,602	140,792
4.000%, 08/01/2020 to 05/01/2048	19,386,859	20,382,486
4.415%, (12 month LIBOR + 1.584%), 09/01/2037 (A)	80,402	84,081
4.430%, (12 month LIBOR + 1.351%), 01/01/2035 (A)	242,516	250,810
4.500%, 12/01/2020 to 06/01/2041	2,829,113	3,050,954
4.683%, (12 month LIBOR + 1.775%), 04/01/2037 (A)	152,774	160,846
4.712%, (12 month LIBOR + 1.885%), 10/01/2037 (A)	81,161	85,449
4.721%, (1 Year CMT + 2.185%), 05/01/2036 (A)	67,444	71,007
5.000%, 07/01/2020 to 07/01/2039	1,275,040	1,398,682
5.500%, 08/01/2021 to 11/01/2038	771,654	858,189
6.000%, 01/01/2021 to 08/01/2038	552,777	624,565
6.500%, 03/01/2022 to 12/01/2037	149,840	173,284
7.000%, 02/01/2031 to 10/01/2038	50,380	58,892
7.125%, 01/15/2030	209,000	310,535
7.250%, 05/15/2030	1,450,000	2,186,725
7.500%, 09/01/2030 to 08/01/2031	20,709	24,109
8.000%, 08/01/2030 to 09/01/2031	5,093	5,910
8.500%, 09/01/2030	791	923
Government National Mortgage Association
3.000%, TBA (B)	5,000,000	5,135,938
3.000%, 08/15/2043 to 06/20/2047	6,495,589	6,688,582
3.500%, TBA (B)	2,800,000	2,911,303
3.500%, 04/15/2042 to 02/20/2047	13,255,915	13,906,906
4.000%, 11/15/2026 to 01/20/2048	7,503,427	7,922,001
4.500%, 06/15/2023 to 10/20/2048	3,478,701	3,699,289
5.000%, 10/15/2023 to 07/20/2040	1,211,851	1,341,613
5.500%, 08/15/2023 to 09/20/2039	423,658	471,313
6.000%, 07/15/2029 to 10/15/2038	289,459	328,934

260

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
6.500%, 05/15/2028 to 12/15/2038	$199,911	$231,120
7.000%, 08/15/2029 to 05/15/2032	34,168	38,841
7.500%, 09/15/2030 to 01/15/2031	7,041	8,146
8.000%, 04/15/2031	7,365	8,560
Tennessee Valley Authority 3.875%, 02/15/2021	700,000	719,687
		175,880,258
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $398,799,597)		$417,517,664
FOREIGN GOVERNMENT OBLIGATIONS – 1.6%
Brazil – 0.3%
Federative Republic of Brazil 4.250%, 01/07/2025 (C)	1,612,000	1,698,387
Canada – 0.2%
Province of British Columbia 6.500%, 01/15/2026	490,000	615,612
Province of Quebec
7.125%, 02/09/2024	150,000	182,567
7.500%, 07/15/2023	410,000	492,313
		1,290,492
Chile – 0.1%
Republic of Chile 3.875%, 08/05/2020	510,000	517,395
Colombia – 0.1%
Republic of Colombia 4.375%, 07/12/2021	550,000	569,256
Israel – 0.1%
Government of Israel 5.500%, 09/18/2023	455,000	521,400
Italy – 0.0%
Republic of Italy 6.875%, 09/27/2023	300,000	347,971
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	821,624
Mexico – 0.2%
Government of Mexico 6.050%, 01/11/2040	930,000	1,170,647
Panama – 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	526,329
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037 (C)	250,000	365,315
Philippines – 0.2%
Republic of Philippines 4.000%, 01/15/2021	1,000,000	1,021,633
South Africa – 0.1%
Republic of South Africa 5.500%, 03/09/2020	740,000	747,663
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041 (C)	400,000	358,830
6.250%, 09/26/2022	400,000	410,207
		769,037
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,047,550)		$10,367,149
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 27.4%
Communication services – 2.7%
Alphabet, Inc. 3.625%, 05/19/2021	$320,000	$328,712
America Movil SAB de CV
3.125%, 07/16/2022	500,000	511,590
5.000%, 03/30/2020	61,000	61,788
AT&T, Inc.
3.000%, 02/15/2022	500,000	510,235
4.125%, 02/17/2026	575,000	621,038
4.300%, 12/15/2042	20,000	20,883
4.500%, 03/09/2048	500,000	537,483
4.750%, 05/15/2046	900,000	998,695
4.850%, 07/15/2045	500,000	558,212
5.150%, 03/15/2042	50,000	57,512
6.375%, 03/01/2041	360,000	463,853
7.570%, 02/01/2024	240,000	286,750
7.625%, 04/15/2031	285,000	385,337
Baidu, Inc.
3.000%, 06/30/2020 (C)	250,000	250,945
4.125%, 06/30/2025	250,000	266,070
British Telecommunications PLC 9.625%, 12/15/2030	190,000	289,752
CBS Corp. 4.300%, 02/15/2021	150,000	153,225
Charter Communications Operating LLC
5.050%, 03/30/2029	400,000	447,610
5.375%, 05/01/2047	500,000	544,096
Comcast Corp.
2.350%, 01/15/2027 (C)	455,000	452,880
3.375%, 02/15/2025	600,000	632,885
3.999%, 11/01/2049	500,000	555,709
6.500%, 11/15/2035	255,000	357,214
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	215,619
Discovery Communications LLC
4.125%, 05/15/2029	900,000	948,094
5.300%, 05/15/2049	400,000	443,221
eBay, Inc. 3.250%, 10/15/2020	250,000	252,317
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	275,176
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	145,401
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	318,537
Telefonica Europe BV 8.250%, 09/15/2030	350,000	510,156
Time Warner Cable LLC 4.125%, 02/15/2021	60,000	61,079
Time Warner Entertainment Company LP 8.375%, 07/15/2033	525,000	726,374
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	531,587
4.125%, 06/01/2044 (C)	500,000	604,291
Verizon Communications, Inc.
4.272%, 01/15/2036	458,000	515,821
4.522%, 09/15/2048	760,000	897,476
4.600%, 04/01/2021 (C)	650,000	674,004
Viacom, Inc. 4.500%, 03/01/2021	120,000	123,620
Vodafone Group PLC
4.375%, 05/30/2028	400,000	441,866
5.250%, 05/30/2048	300,000	347,772
		17,324,885

261

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 1.6%
Amazon.com, Inc. 4.050%, 08/22/2047	$600,000	$722,182
American Honda Finance Corp.
2.150%, 03/13/2020	250,000	250,056
2.450%, 09/24/2020	470,000	472,312
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	1,035,679
Brinker International, Inc. 3.875%, 05/15/2023	250,000	252,500
Ford Motor Credit Company LLC
3.096%, 05/04/2023	280,000	274,835
3.336%, 03/18/2021	1,000,000	1,004,642
General Motors Financial Company, Inc.
4.250%, 05/15/2023	280,000	292,387
5.250%, 03/01/2026	650,000	705,715
Hyatt Hotels Corp. 3.375%, 07/15/2023	250,000	258,362
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	176,113
Lowe's Companies, Inc. 3.375%, 09/15/2025	460,000	483,048
McDonald's Corp. 3.625%, 05/20/2021	250,000	256,383
O'Reilly Automotive, Inc. 4.875%, 01/14/2021	300,000	308,538
Starbucks Corp. 3.550%, 08/15/2029	300,000	324,057
Target Corp. 3.900%, 11/15/2047	500,000	572,788
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	409,262
3.350%, 09/15/2025	752,000	802,853
4.250%, 04/01/2046	390,000	466,613
5.875%, 12/16/2036	280,000	387,413
Toyota Motor Credit Corp. 3.400%, 09/15/2021	320,000	329,435
Whirlpool Corp. 5.150%, 03/01/2043	300,000	326,094
		10,111,267
Consumer staples – 1.5%
Altria Group, Inc. 4.500%, 05/02/2043	500,000	501,830
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	857,179
4.900%, 02/01/2046	500,000	594,799
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/2029	500,000	582,253
6.875%, 11/15/2019	460,000	462,414
Conagra Brands, Inc. 9.750%, 03/01/2021	175,000	190,712
Diageo Capital PLC 4.828%, 07/15/2020	95,000	97,087
Edgewell Personal Care Company 4.700%, 05/19/2021	250,000	255,625
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	309,289
Kraft Heinz Foods Company
3.000%, 06/01/2026	495,000	489,760
3.950%, 07/15/2025	600,000	628,110
6.875%, 01/26/2039	40,000	49,323
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	347,085
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	515,832
4.000%, 03/05/2042	270,000	311,845
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
PepsiCo, Inc. (continued)
5.500%, 01/15/2040	$280,000	$380,494
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	263,805
4.125%, 05/17/2021	320,000	330,419
Reynolds American, Inc. 3.250%, 11/01/2022	270,000	274,755
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (D)	250,000	272,248
The Coca-Cola Company 3.150%, 11/15/2020 (C)	560,000	567,603
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	453,539
Walmart, Inc.
3.250%, 07/08/2029	600,000	648,469
4.050%, 06/29/2048	500,000	600,634
		9,985,109
Energy – 2.5%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	316,394
Apache Corp. 3.625%, 02/01/2021	92,000	93,118
Boardwalk Pipelines LP 4.950%, 12/15/2024	400,000	427,818
BP Capital Markets PLC 2.750%, 05/10/2023	250,000	255,075
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	370,484
Cenovus Energy, Inc. 5.700%, 10/15/2019	15,385	15,401
Chevron Corp. 1.961%, 03/03/2020	850,000	850,157
ConocoPhillips Company 4.950%, 03/15/2026	300,000	345,918
Devon Energy Corp. 5.000%, 06/15/2045	885,000	1,025,437
Devon Financing Company LLC 7.875%, 09/30/2031	170,000	241,727
Enbridge, Inc.
3.700%, 07/15/2027 (C)	400,000	422,700
4.500%, 06/10/2044	400,000	438,821
Encana Corp. 6.500%, 08/15/2034	270,000	329,174
Energy Transfer Operating LP
6.125%, 12/15/2045	350,000	410,395
6.500%, 02/01/2042	50,000	59,962
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	321,490
6.875%, 03/01/2033	130,000	178,518
EOG Resources, Inc. 4.100%, 02/01/2021	300,000	308,262
Exxon Mobil Corp. 2.397%, 03/06/2022	750,000	761,457
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	748,681
6.375%, 03/01/2041	60,000	73,603
6.500%, 09/01/2039	180,000	227,868
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	442,530
Marathon Oil Corp. 3.850%, 06/01/2025	500,000	519,925
Noble Holding International, Ltd. 6.050%, 03/01/2041	50,000	21,250
Occidental Petroleum Corp. 4.100%, 02/01/2021 (C)	300,000	305,845

262

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
ONEOK Partners LP 6.650%, 10/01/2036	$268,000	$333,935
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	381,425
5.375%, 01/27/2021	400,000	413,400
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	514,375
6.625%, 06/15/2035	230,000	224,768
Phillips 66 Partners LP 3.750%, 03/01/2028	200,000	208,029
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,209,166
6.375%, 12/15/2038	90,000	131,449
Southern Natural Gas Company LLC 4.400%, 06/15/2021	250,000	257,416
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	300,758
Sunoco Logistics Partners Operations LP 3.450%, 01/15/2023	170,000	173,711
The Williams Companies, Inc.
5.100%, 09/15/2045	400,000	438,204
5.250%, 03/15/2020	400,000	405,209
7.875%, 09/01/2021	190,000	209,170
Tosco Corp. 8.125%, 02/15/2030	383,000	554,263
Total Capital SA
4.125%, 01/28/2021	40,000	41,118
4.250%, 12/15/2021	60,000	63,022
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	499,536
Valaris PLC 4.700%, 03/15/2021 (C)	360,000	313,200
Valero Energy Corp. 7.500%, 04/15/2032	270,000	367,933
		16,552,097
Financials – 8.0%
AEGON Funding Company LLC 5.750%, 12/15/2020	165,000	172,085
American Express Company 2.650%, 12/02/2022	345,000	350,401
American International Group, Inc.
4.125%, 02/15/2024	550,000	588,616
6.250%, 05/01/2036	430,000	562,125
Bank of America Corp.
2.625%, 10/19/2020	400,000	402,534
3.300%, 01/11/2023	800,000	827,052
4.450%, 03/03/2026	700,000	762,920
7.750%, 05/14/2038	480,000	730,211
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	386,000	394,226
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	1,700,000	1,772,310
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,312,000	1,368,962
Bank of America Corp. (3.970% to 3-5-28, then 3 month LIBOR + 1.070%) 03/05/2029	500,000	544,436
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	500,000	596,556
Barclays PLC 4.375%, 01/12/2026	500,000	527,712
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Berkshire Hathaway Finance Corp. 4.250%, 01/15/2021	$60,000	$61,790
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	528,287
Branch Banking & Trust Company 2.850%, 04/01/2021	500,000	505,597
Capital One Bank USA NA 3.375%, 02/15/2023	360,000	371,001
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	2,056,708
3.300%, 10/30/2024	1,500,000	1,552,691
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	320,449
Citigroup, Inc.
2.350%, 08/02/2021	500,000	502,291
2.400%, 02/18/2020	1,500,000	1,501,314
4.450%, 09/29/2027	500,000	545,520
5.500%, 09/13/2025	400,000	453,161
Citigroup, Inc. (4.281% to 4-24-47, then 3 month LIBOR + 1.839%) 04/24/2048	500,000	586,877
Cooperatieve Rabobank UA 4.500%, 01/11/2021	500,000	515,469
Credit Suisse AG 3.000%, 10/29/2021	750,000	763,130
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021	575,000	584,455
3.750%, 03/26/2025	250,000	262,712
4.550%, 04/17/2026	800,000	880,913
Discover Financial Services 5.200%, 04/27/2022	120,000	128,310
European Investment Bank
2.875%, 09/15/2020	700,000	706,338
3.250%, 01/29/2024	600,000	640,572
GE Capital International Funding Company Unlimited Company 4.418%, 11/15/2035	822,000	862,205
HSBC Holdings PLC
2.950%, 05/25/2021	575,000	580,904
6.500%, 09/15/2037 (C)	660,000	888,711
HSBC USA, Inc. 2.350%, 03/05/2020	1,000,000	1,000,974
Inter-American Development Bank
1.750%, 09/14/2022	600,000	601,794
1.875%, 03/15/2021	1,100,000	1,101,639
7.000%, 06/15/2025	325,000	410,709
Intercontinental Exchange, Inc. 3.100%, 09/15/2027	400,000	418,904
International Bank for Reconstruction & Development 2.125%, 11/01/2020	1,300,000	1,303,833
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	733,269
3.375%, 05/01/2023	500,000	517,281
3.875%, 02/01/2024	1,300,000	1,387,125
4.350%, 08/15/2021	710,000	739,258
6.400%, 05/15/2038	125,000	177,174
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	500,000	528,494
KeyCorp 5.100%, 03/24/2021	250,000	260,427
KfW
2.125%, 01/17/2023	600,000	609,390

263

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
KfW (continued)
2.625%, 02/28/2024	$800,000	$834,023
Lincoln National Corp. 7.000%, 06/15/2040	150,000	213,931
MetLife, Inc. 4.600%, 05/13/2046	500,000	605,045
Moody's Corp. 5.500%, 09/01/2020	60,000	61,755
Morgan Stanley
2.650%, 01/27/2020	300,000	300,533
2.800%, 06/16/2020	485,000	487,449
3.700%, 10/23/2024	950,000	1,006,420
4.100%, 05/22/2023	750,000	789,774
Morgan Stanley (3.772% to 1-24-28, then 3 month LIBOR + 1.140%) 01/24/2029	550,000	587,801
Northern Trust Corp. 3.450%, 11/04/2020	300,000	304,520
Prudential Financial, Inc. 5.375%, 06/21/2020	280,000	286,486
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	717,343
Reinsurance Group of America, Inc. 5.000%, 06/01/2021	50,000	52,250
State Street Corp. 3.100%, 05/15/2023	250,000	258,740
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	526,497
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026	550,000	590,161
The Allstate Corp. 3.280%, 12/15/2026	500,000	533,701
The Bank of New York Mellon Corp. 2.450%, 11/27/2020	450,000	452,097
The Bank of Nova Scotia 2.350%, 10/21/2020	400,000	401,270
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	314,528
The Goldman Sachs Group, Inc.
2.625%, 04/25/2021	600,000	603,629
3.500%, 01/23/2025	750,000	782,498
3.625%, 01/22/2023	500,000	520,193
3.750%, 02/25/2026	500,000	529,008
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	222,246
The Toronto-Dominion Bank 1.800%, 07/13/2021	500,000	498,587
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	345,450
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	65,952
U.S. Bancorp 3.000%, 03/15/2022	600,000	614,617
Wells Fargo & Company 5.375%, 02/07/2035	1,500,000	1,919,524
Wells Fargo & Company, Series M 3.450%, 02/13/2023	750,000	774,744
Westpac Banking Corp. 2.000%, 08/19/2021 (C)	600,000	599,305
		51,989,899
Health care – 2.7%
Abbott Laboratories
2.950%, 03/15/2025	300,000	311,366
3.750%, 11/30/2026	283,000	308,370
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AbbVie, Inc.
2.900%, 11/06/2022	$500,000	$509,606
3.200%, 05/14/2026	716,000	729,088
4.400%, 11/06/2042	260,000	268,311
Aetna, Inc. 3.500%, 11/15/2024	200,000	208,410
Agilent Technologies, Inc. 3.875%, 07/15/2023	250,000	262,756
Allergan Funding SCS
3.800%, 03/15/2025	861,000	901,682
4.750%, 03/15/2045	321,000	340,297
Amgen, Inc.
4.400%, 05/01/2045	260,000	292,588
4.663%, 06/15/2051	159,000	185,123
Anthem, Inc.
4.101%, 03/01/2028	350,000	378,102
4.650%, 08/15/2044 (C)	150,000	166,981
Bayer US Finance II LLC 2.850%, 04/15/2025 (D)	300,000	289,028
Becton, Dickinson and Company 3.250%, 11/12/2020	300,000	303,161
Biogen, Inc. 5.200%, 09/15/2045	500,000	593,138
Celgene Corp. 3.875%, 08/15/2025	600,000	647,720
Cigna Holding Company 4.000%, 02/15/2022	280,000	289,546
CVS Health Corp.
3.875%, 07/20/2025	650,000	688,566
4.300%, 03/25/2028	500,000	540,806
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	73,770	94,497
Express Scripts Holding Company 6.125%, 11/15/2041	330,000	418,790
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	642,937
4.500%, 04/01/2021	330,000	340,942
GlaxoSmithKline Capital, Inc. 6.375%, 05/15/2038	210,000	302,071
HCA, Inc.
4.500%, 02/15/2027	500,000	536,187
5.500%, 06/15/2047 (C)	400,000	452,225
Humana, Inc. 3.850%, 10/01/2024	350,000	369,755
Johnson & Johnson 5.850%, 07/15/2038	285,000	405,648
Laboratory Corp. of America Holdings 4.625%, 11/15/2020	280,000	285,557
Life Technologies Corp. 5.000%, 01/15/2021	310,000	319,115
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	880,071
Pfizer, Inc.
2.750%, 06/03/2026	713,000	738,477
4.400%, 05/15/2044	264,000	315,008
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	552,379
4.700%, 03/30/2045	500,000	552,257
Stryker Corp. 4.625%, 03/15/2046	350,000	428,895
Thermo Fisher Scientific, Inc. 4.150%, 02/01/2024	350,000	375,776
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	57,005
4.450%, 12/15/2048	300,000	355,795

264

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc. (continued)
5.800%, 03/15/2036	$300,000	$400,163
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/2025	500,000	524,999
		17,563,194
Industrials – 2.3%
3M Company 3.000%, 08/07/2025	330,000	346,171
AerCap Ireland Capital DAC 4.450%, 04/03/2026	400,000	427,455
Air Lease Corp. 3.625%, 12/01/2027 (C)	400,000	412,477
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 12/15/2029	263,100	269,967
Baker Hughes, a GE Company LLC 3.337%, 12/15/2027	500,000	512,955
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	58,460
4.700%, 10/01/2019	250,000	250,000
Canadian Pacific Railway Company 4.450%, 03/15/2023	300,000	321,476
Caterpillar, Inc. 3.400%, 05/15/2024	500,000	528,574
CSX Corp.
3.350%, 11/01/2025	420,000	442,691
3.700%, 10/30/2020	270,000	273,302
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 10/25/2025	200,000	208,943
Emerson Electric Company
2.625%, 12/01/2021	250,000	252,934
4.875%, 10/15/2019	250,000	250,245
FedEx Corp.
3.875%, 08/01/2042	420,000	406,182
4.400%, 01/15/2047	350,000	358,780
General Electric Company
4.500%, 03/11/2044	500,000	535,610
6.750%, 03/15/2032	66,000	83,014
6.875%, 01/10/2039	168,000	222,360
Ingersoll-Rand Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	666,344
John Deere Capital Corp. 1.700%, 01/15/2020	550,000	549,275
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	446,127
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	288,869
Northrop Grumman Corp.
3.250%, 01/15/2028	300,000	314,918
3.500%, 03/15/2021 (C)	150,000	152,781
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	526,556
Snap-on, Inc. 6.125%, 09/01/2021	310,000	333,027
The Boeing Company
1.650%, 10/30/2020	438,000	435,739
2.600%, 10/30/2025	438,000	445,228
8.750%, 09/15/2031	90,000	139,854
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	254,968
Union Pacific Corp.
3.250%, 08/15/2025	500,000	521,823
3.799%, 10/01/2051	313,000	336,717
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Union Pacific Corp. (continued)
4.000%, 02/01/2021	$280,000	$286,490
4.050%, 11/15/2045	500,000	551,671
4.300%, 03/01/2049	300,000	349,950
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 04/07/2030	276,212	278,974
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	427,946
United Technologies Corp.
4.625%, 11/16/2048	500,000	625,708
6.125%, 07/15/2038	225,000	309,622
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	661,229
		15,065,412
Information technology – 2.4%
Apple, Inc.
2.400%, 05/03/2023	800,000	812,736
2.450%, 08/04/2026	1,060,000	1,075,832
3.250%, 02/23/2026	500,000	529,932
Applied Materials, Inc.
2.625%, 10/01/2020	470,000	472,702
3.900%, 10/01/2025	470,000	511,915
5.100%, 10/01/2035	470,000	595,961
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	805,483
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	113,881
Fiserv, Inc. 2.700%, 06/01/2020	250,000	250,666
HP, Inc. 3.750%, 12/01/2020	49,000	49,803
IBM Corp.
3.450%, 02/19/2026 (C)	1,115,000	1,184,928
4.000%, 06/20/2042	210,000	232,204
5.600%, 11/30/2039	21,000	27,764
Intel Corp. 2.700%, 12/15/2022	690,000	707,863
Leidos Holdings, Inc. 4.450%, 12/01/2020	300,000	304,590
Microsoft Corp.
2.000%, 11/03/2020	438,000	438,639
3.125%, 11/03/2025	438,000	465,760
3.750%, 05/01/2043	500,000	570,920
4.250%, 02/06/2047	600,000	744,890
4.450%, 11/03/2045	438,000	553,133
Oracle Corp.
2.400%, 09/15/2023	435,000	440,802
2.650%, 07/15/2026	310,000	316,420
2.950%, 05/15/2025	550,000	572,119
4.125%, 05/15/2045	500,000	566,427
PayPal Holdings, Inc. 2.850%, 10/01/2029	1,000,000	1,003,216
QUALCOMM, Inc. 3.450%, 05/20/2025	500,000	528,566
Visa, Inc.
2.200%, 12/14/2020	463,000	464,779
3.150%, 12/14/2025	463,000	493,665
4.300%, 12/14/2045	463,000	574,135
Xerox Corp. 6.750%, 12/15/2039 (C)	60,000	60,900
		15,470,631
Materials – 0.9%
Eastman Chemical Company 4.650%, 10/15/2044	500,000	543,406

265

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Freeport-McMoRan, Inc. 3.875%, 03/15/2023	$500,000	$503,750
Huntsman International LLC 4.500%, 05/01/2029	500,000	527,242
International Paper Company 5.000%, 09/15/2035	500,000	581,734
Newmont Goldcorp Corp. 4.875%, 03/15/2042	270,000	318,050
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	177,941
PPG Industries, Inc. 3.600%, 11/15/2020	300,000	304,983
Praxair, Inc. 2.450%, 02/15/2022	240,000	243,135
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	135,560
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	336,476
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	521,080
5.200%, 11/02/2040	250,000	325,148
Teck Resources, Ltd.
4.500%, 01/15/2021	17,000	17,269
6.250%, 07/15/2041	270,000	300,235
The Dow Chemical Company
4.375%, 11/15/2042	590,000	612,810
9.400%, 05/15/2039	130,000	209,866
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	445,816
		6,104,501
Real estate – 0.8%
American Campus Communities Operating Partnership LP 3.625%, 11/15/2027	200,000	210,090
American Tower Corp. 5.000%, 02/15/2024	500,000	552,498
Boston Properties LP 4.125%, 05/15/2021	300,000	308,099
Crown Castle International Corp. 3.700%, 06/15/2026	400,000	423,869
CubeSmart LP 4.000%, 11/15/2025	200,000	211,954
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	221,149
Duke Realty LP 3.250%, 06/30/2026	200,000	207,032
Essex Portfolio LP 5.200%, 03/15/2021	60,000	62,077
HCP, Inc. 3.875%, 08/15/2024	400,000	426,134
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	873,203
Service Properties Trust 4.500%, 03/15/2025	200,000	202,569
Simon Property Group LP
3.375%, 06/15/2027	500,000	527,936
3.500%, 09/01/2025	441,500	467,236
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	510,105
Weyerhaeuser Company 4.700%, 03/15/2021	150,000	154,039
		5,357,990
Utilities – 2.0%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	436,705
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
American Water Capital Corp. 4.300%, 09/01/2045	$350,000	$405,688
Aqua America, Inc. 4.276%, 05/01/2049	500,000	567,646
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	593,677
6.125%, 04/01/2036	436,000	603,997
CenterPoint Energy Resources Corp. 4.500%, 01/15/2021	246,000	251,737
Dominion Energy, Inc. 3.900%, 10/01/2025	242,000	258,896
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	275,621
Duke Energy Corp.
3.750%, 04/15/2024	500,000	530,128
4.800%, 12/15/2045	500,000	599,797
Entergy Corp. 5.125%, 09/15/2020	310,000	316,279
Eversource Energy 4.250%, 04/01/2029	500,000	558,136
Exelon Corp.
3.400%, 04/15/2026	542,000	566,621
5.150%, 12/01/2020	310,000	318,297
Exelon Generation Company LLC 6.250%, 10/01/2039	160,000	202,340
Florida Power & Light Company 5.650%, 02/01/2037	290,000	389,991
Georgia Power Company 5.950%, 02/01/2039	335,000	416,192
Hydro-Quebec 8.400%, 01/15/2022	250,000	285,004
Indiana Michigan Power Company 6.050%, 03/15/2037	187,000	253,089
NiSource, Inc. 3.950%, 03/30/2048 (C)	400,000	423,495
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	303,139
Pacific Gas & Electric Company
3.500%, 10/01/2020 (E)	60,000	60,150
6.050%, 03/01/2034 (E)	454,000	515,290
PacifiCorp 6.000%, 01/15/2039	335,000	469,835
Pennsylvania Electric Company 5.200%, 04/01/2020	300,000	304,388
PPL Capital Funding, Inc. 3.400%, 06/01/2023	250,000	257,322
PPL WEM, Ltd. 5.375%, 05/01/2021 (D)	60,000	61,912
Progress Energy, Inc. 4.400%, 01/15/2021	305,000	312,183
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	537,114
Public Service Electric & Gas Company 3.000%, 05/15/2025 (C)	250,000	261,590
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	262,902
Southern California Edison Company 5.350%, 07/15/2035	130,000	153,982
The Southern Company 3.250%, 07/01/2026	572,000	590,969
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	51,674
8.875%, 11/15/2038	190,000	317,667

266

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Xcel Energy, Inc. 3.300%, 06/01/2025	$400,000	$417,416
		13,130,869
TOTAL CORPORATE BONDS (Cost $167,137,367)		$178,655,854
MUNICIPAL BONDS – 0.8%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	84,428
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	205,746
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	82,897
Metropolitan Washington Airports Authority Dulles Toll Road 7.462%, 10/01/2046	40,000	67,126
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	141,169
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	429,719
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	372,336
State of California
7.300%, 10/01/2039	400,000	626,064
7.500%, 04/01/2034	80,000	123,286
State of Illinois, GO
5.100%, 06/01/2033 (C)	115,000	124,561
7.350%, 07/01/2035	280,000	341,342
State of Texas 5.517%, 04/01/2039	260,000	359,198
State of Utah
3.539%, 07/01/2025	390,000	411,302
4.554%, 07/01/2024	260,000	276,819
State of Washington 5.481%, 08/01/2039	260,000	347,979
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	381,474
University of California 5.770%, 05/15/2043	320,000	435,267
TOTAL MUNICIPAL BONDS (Cost $3,795,880)		$4,810,713
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.8%
Commercial and residential – 2.3%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	155,781
BANK Series 2017-BNK6, Class A4 3.254%, 07/15/2060	2,000,000	2,125,246
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,181,016
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	488,940	495,713
Series 2012-CR5, Class A4, 2.771%, 12/10/2045	179,000	182,354
Series 2013-CR8 Class AM, 3.954%, 06/10/2046 (D)(F)	630,000	660,177
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	1,068,762
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) (continued)
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	$662,749	$700,436
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	3,000,000	3,164,568
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,204,786
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A4 4.133%, 08/15/2046 (F)	400,000	427,487
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	537,504
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, 02/15/2046	240,000	245,107
Morgan Stanley Capital I Trust Series 2011-C1, Class A4 5.033%, 09/15/2047 (D)(F)	167,937	170,936
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (F)	500,000	539,088
		14,858,961
U.S. Government Agency – 0.5%
Federal Home Loan Mortgage Corp.
Series K005, Class A2, 4.317%, 11/25/2019	250,937	250,532
Series K013, Class A2, 3.974%, 01/25/2021 (F)	700,000	714,176
Series K041, Class A2, 3.171%, 10/25/2024	700,000	737,226
Series K047, Class A2, 3.329%, 05/25/2025 (F)	700,000	747,012
Series K050, Class A2, 3.334%, 08/25/2025 (F)	700,000	748,176
Series K712, Class A2, 1.869%, 11/25/2019	203,975	203,649
		3,400,771
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,047,269)		$18,259,732
SECURITIES LENDING COLLATERAL – 1.3%
John Hancock Collateral Trust, 2.1169% (G)(H)	860,651	8,612,272
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,612,388)		$8,612,272

267

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 7.1%
Money market funds – 7.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (G)	46,429,152	$46,429,152
TOTAL SHORT-TERM INVESTMENTS (Cost $46,429,152)		$46,429,152
Total Investments (Total Bond Market Trust) (Cost $652,869,203) – 105.0%		$684,652,536
Other assets and liabilities, net – (5.0%)		(32,541,757)
TOTAL NET ASSETS – 100.0%		$652,110,779
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $8,408,160.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Non-income producing - Issuer is in default.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 9-30-19.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.8%
Communication services – 9.8%
Diversified telecommunication services – 1.8%
AT&T, Inc.	169,300	$6,406,312
ATN International, Inc.	316	18,445
Bandwidth, Inc., Class A (A)	540	35,159
CenturyLink, Inc.	25,259	315,232
Cincinnati Bell, Inc. (A)	1,374	6,966
Cogent Communications Holdings, Inc.	1,087	59,894
Consolidated Communications Holdings, Inc.	1,962	9,339
Frontier Communications Corp. (A)(B)	2,191	1,900
GCI Liberty, Inc., Class A (A)	2,438	151,327
Globalstar, Inc. (A)	33,131	13,706
IDT Corp., Class B (A)	667	7,024
Iridium Communications, Inc. (A)	3,037	64,627
Ooma, Inc. (A)	727	7,561
ORBCOMM, Inc. (A)	2,046	9,739
Pareteum Corp. (A)	2,624	3,385
Verizon Communications, Inc.	95,954	5,791,783
Vonage Holdings Corp. (A)	5,496	62,105
Windstream Holdings, Inc. (A)	1,087	228
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Zayo Group Holdings, Inc. (A)	5,475	$185,603
		13,150,335
Entertainment – 1.5%
Activision Blizzard, Inc.	17,772	940,494
AMC Entertainment Holdings, Inc., Class A (B)	2,363	25,284
Cinemark Holdings, Inc.	2,603	100,580
Electronic Arts, Inc. (A)	6,895	674,469
Gaia, Inc. (A)(B)	625	4,084
Global Eagle Entertainment, Inc. (A)	2,583	1,865
Glu Mobile, Inc. (A)	3,676	18,343
Liberty Media Corp.-Liberty Braves, Class A (A)	1,295	36,040
Liberty Media Corp.-Liberty Formula One, Series A (A)	5,363	212,321
Lions Gate Entertainment Corp., Class B (A)	5,304	46,357
Live Nation Entertainment, Inc. (A)	4,877	323,540
LiveXLive Media, Inc. (A)(B)	1,119	2,244
Netflix, Inc. (A)	10,147	2,715,540
Reading International, Inc., Class A (A)	725	8,671
Rosetta Stone, Inc. (A)	455	7,917
Sciplay Corp., Class A (A)	2,899	31,019
Take-Two Interactive Software, Inc. (A)	2,610	327,137
The Madison Square Garden Company, Class A (A)	561	147,835
The Marcus Corp.	791	29,275
The Walt Disney Company	41,755	5,441,512
Viacom, Inc., Class B	9,347	224,608
World Wrestling Entertainment, Inc., Class A (B)	1,782	126,789
Zynga, Inc., Class A (A)	21,673	126,137
		11,572,061
Interactive media and services – 4.6%
Actua Corp. (A)(C)	909	300
Alphabet, Inc., Class C (A)	16,111	19,639,309
ANGI Homeservices, Inc., Class A (A)(B)	11,863	84,049
Care.com, Inc. (A)	813	8,496
CarGurus, Inc. (A)(B)	2,537	78,520
Cars.com, Inc. (A)	1,689	15,167
DHI Group, Inc. (A)	1,091	4,200
Eventbrite, Inc., Class A (A)	2,030	35,951
EverQuote, Inc., Class A (A)	605	12,911
Facebook, Inc., Class A (A)	66,244	11,796,732
InterActiveCorp (A)	1,944	423,734
Liberty TripAdvisor Holdings, Inc., Class A (A)	1,370	12,892
Match Group, Inc. (B)	6,526	466,217
Pinterest, Inc., Class A (A)(B)	12,554	332,053
QuinStreet, Inc. (A)	1,259	15,851
Snap, Inc., Class A (A)(B)	24,732	390,766
The Meet Group, Inc. (A)	2,247	7,359
Travelzoo (A)	515	5,505
TripAdvisor, Inc. (A)	2,859	110,586
TrueCar, Inc. (A)	2,691	9,149
Twitter, Inc. (A)	17,840	735,008
Yelp, Inc. (A)	1,801	62,585
Zillow Group, Inc., Class C (A)(B)	4,748	141,585
		34,388,925
Media – 1.6%
Altice USA, Inc., Class A (A)	15,669	449,387
AMC Networks, Inc., Class A (A)	1,354	66,563
Beasley Broadcast Group, Inc., Class A	797	2,471

268

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Boston Omaha Corp., Class A (A)	528	$10,470
Cable One, Inc.	132	165,620
Cardlytics, Inc. (A)	535	17,933
CBS Corp., Class B	8,681	350,452
Charter Communications, Inc., Class A (A)	5,220	2,151,266
Clear Channel Outdoor Holdings, Inc. (A)	7,644	19,263
Comcast Corp., Class A	105,287	4,746,338
comScore, Inc. (A)	1,582	3,022
Discovery, Inc., Series A (A)(B)	12,148	323,501
Discovery, Inc., Series C (A)	23	566
DISH Network Corp., Class A (A)	11,406	388,602
Emerald Expositions Events, Inc.	1,991	19,372
Entercom Communications Corp., Class A	3,337	11,146
Entravision Communications Corp., Class A	2,537	8,068
Fox Corp., Class A	14,406	454,293
Gannett Company, Inc.	2,389	25,658
Gray Television, Inc. (A)	2,412	39,364
Hemisphere Media Group, Inc. (A)	614	7,503
John Wiley & Sons, Inc., Class A	1,378	60,549
Lee Enterprises, Inc. (A)	44	90
Liberty Broadband Corp., Series A (A)	4,209	439,925
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	7,359	305,914
Loral Space & Communications, Inc. (A)	594	24,592
Marchex, Inc., Class B (A)	198	622
Media General, Inc. (A)(C)	3,256	313
Meredith Corp.	1,079	39,556
MSG Networks, Inc., Class A (A)(B)	1,826	29,618
National CineMedia, Inc.	1,815	14,883
New Media Investment Group, Inc. (B)	1,502	13,233
News Corp., Class A	13,436	187,029
Nexstar Media Group, Inc., Class A	1,069	109,369
Omnicom Group, Inc.	5,105	399,722
Saga Communications, Inc., Class A	170	5,058
Salem Media Group, Inc.	1,184	1,812
Scholastic Corp.	809	30,548
Sinclair Broadcast Group, Inc., Class A	2,120	90,609
Sirius XM Holdings, Inc. (B)	106,976	669,135
TechTarget, Inc. (A)	758	17,074
TEGNA, Inc.	4,820	74,855
The EW Scripps Company, Class A	1,766	23,452
The Interpublic Group of Companies, Inc.	8,845	190,698
The New York Times Company, Class A (B)	3,800	108,224
Townsquare Media, Inc., Class A	744	5,230
Tremor International, Ltd. (A)	81	134
WideOpenWest, Inc. (A)	1,455	8,963
		12,112,065
Wireless telecommunication services – 0.3%
Boingo Wireless, Inc. (A)	1,089	12,088
Gogo, Inc. (A)(B)	2,408	14,520
NII Holdings, Inc. (A)	1,526	2,991
Shenandoah Telecommunications Company	1,143	36,313
Spok Holdings, Inc.	544	6,495
Sprint Corp. (A)	94,992	586,101
Telephone & Data Systems, Inc.	2,724	70,279
T-Mobile US, Inc. (A)	19,829	1,561,930
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
United States Cellular Corp. (A)	2,002	$75,235
		2,365,952
		73,589,338
Consumer discretionary – 10.4%
Auto components – 0.2%
ADOMANI, Inc. (A)	1,883	168
American Axle & Manufacturing Holdings, Inc. (A)	2,564	21,076
Autoliv, Inc. (B)	2,058	162,335
BorgWarner, Inc.	4,873	178,742
Cooper Tire & Rubber Company	1,198	31,292
Dana, Inc.	3,279	47,349
Dorman Products, Inc. (A)	743	59,098
Fox Factory Holding Corp. (A)	887	55,207
Gentex Corp.	6,050	166,587
Gentherm, Inc. (A)	792	32,539
Horizon Global Corp. (A)	693	2,647
LCI Industries	621	57,039
Lear Corp.	1,460	172,134
Modine Manufacturing Company (A)	1,377	15,656
Motorcar Parts of America, Inc. (A)	518	8,754
Shiloh Industries, Inc. (A)	768	3,180
Standard Motor Products, Inc.	472	22,916
Stoneridge, Inc. (A)	780	24,157
Strattec Security Corp.	18	360
Superior Industries International, Inc.	698	2,017
Tenneco, Inc., Class A	1,320	16,526
The Goodyear Tire & Rubber Company	5,226	75,281
Veoneer, Inc. (A)	2,640	39,574
Visteon Corp. (A)	677	55,880
		1,250,514
Automobiles – 0.4%
Ford Motor Company	92,526	847,538
General Motors Company	32,874	1,232,118
Harley-Davidson, Inc.	3,666	131,866
Tesla, Inc. (A)(B)	4,053	976,246
Thor Industries, Inc.	1,301	73,689
Winnebago Industries, Inc.	650	24,928
		3,286,385
Distributors – 0.1%
Core-Mark Holding Company, Inc.	1,074	34,492
Funko, Inc., Class A (A)	1,206	24,813
Genuine Parts Company	3,402	338,805
Greenlane Holdings, Inc., Class A (A)(B)	2,197	7,448
LKQ Corp. (A)	7,309	229,868
Pool Corp.	920	185,564
Weyco Group, Inc.	306	6,919
		827,909
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	1,362	51,879
American Public Education, Inc. (A)	452	10,098
Bright Horizons Family Solutions, Inc. (A)	1,342	204,655
Career Education Corp. (A)	1,522	24,185
Carriage Services, Inc.	454	9,280
Chegg, Inc. (A)	2,706	81,045
Collectors Universe, Inc.	319	9,085
frontdoor, Inc. (A)	1,969	95,634
Graham Holdings Company, Class B	125	82,931
Grand Canyon Education, Inc. (A)	1,098	107,824
H&R Block, Inc.	4,618	109,077
Houghton Mifflin Harcourt Company (A)	3,437	18,319
ITT Educational Services, Inc. (A)	608	1

269

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
K12, Inc. (A)	857	$22,625
Laureate Education, Inc., Class A (A)	5,181	85,875
Regis Corp. (A)	880	17,794
Select Interior Concepts, Inc., Class A (A)	677	8,781
Service Corp. International	4,171	199,416
ServiceMaster Global Holdings, Inc. (A)	3,154	176,309
Sotheby's (A)	1,087	61,937
StoneMor Partners LP (A)	1,314	1,459
Strategic Education, Inc.	503	68,348
WW International, Inc. (A)	1,634	61,798
Zovio, Inc. (A)	803	1,582
		1,509,937
Hotels, restaurants and leisure – 2.2%
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	5,713	248,973
BBX Capital Corp.	2,172	10,143
Biglari Holdings, Inc., Class A (A)	5	2,806
Biglari Holdings, Inc., Class B (A)	58	6,322
BJ's Restaurants, Inc.	458	17,789
Bloomin' Brands, Inc.	2,203	41,703
Bluegreen Vacations Corp.	1,967	18,332
Boyd Gaming Corp.	2,565	61,432
Brinker International, Inc.	811	34,605
Caesars Entertainment Corp. (A)	15,611	182,024
Carnival Corp.	12,205	533,481
Carrols Restaurant Group, Inc. (A)	1,021	8,464
Cedar Fair LP	1,361	79,428
Century Casinos, Inc. (A)	941	7,274
Chipotle Mexican Grill, Inc. (A)	643	540,422
Choice Hotels International, Inc.	1,280	113,869
Churchill Downs, Inc.	933	115,184
Chuy's Holdings, Inc. (A)	463	11,464
Cracker Barrel Old Country Store, Inc.	560	91,084
Darden Restaurants, Inc.	2,830	334,563
Dave & Buster's Entertainment, Inc.	768	29,914
Denny's Corp. (A)	1,378	31,370
Dine Brands Global, Inc.	404	30,647
Domino's Pizza, Inc.	952	232,850
Drive Shack, Inc. (A)	2,101	9,055
Dunkin' Brands Group, Inc.	1,886	149,673
El Pollo Loco Holdings, Inc. (A)	1,113	12,198
Empire Resorts, Inc. (A)(B)	878	8,455
Everi Holdings, Inc. (A)	1,863	15,761
Extended Stay America, Inc.	4,340	63,538
Fiesta Restaurant Group, Inc. (A)	753	7,846
Golden Entertainment, Inc. (A)	617	8,200
Hilton Grand Vacations, Inc. (A)	2,098	67,136
Hilton Worldwide Holdings, Inc.	6,743	627,841
Hyatt Hotels Corp., Class A	2,428	178,871
Inspired Entertainment, Inc. (A)	637	4,580
International Speedway Corp., Class A	1,065	47,936
J Alexander's Holdings, Inc. (A)	46	539
Jack in the Box, Inc.	634	57,770
Las Vegas Sands Corp.	17,927	1,035,464
Marriott International, Inc., Class A	7,722	960,385
Marriott Vacations Worldwide Corp.	1,026	106,304
McDonald's Corp.	17,710	3,802,514
MGM Resorts International	12,588	348,939
Monarch Casino & Resort, Inc. (A)	484	20,178
Nathan's Famous, Inc.	120	8,622
Noodles & Company (A)	1,450	8,207
Norwegian Cruise Line Holdings, Ltd. (A)	4,984	258,022
Papa John's International, Inc. (B)	696	36,436
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Penn National Gaming, Inc. (A)	2,539	$47,289
Planet Fitness, Inc., Class A (A)	2,156	124,768
PlayAGS, Inc. (A)	812	8,347
Potbelly Corp. (A)	696	3,035
RCI Hospitality Holdings, Inc.	282	5,832
Red Lion Hotels Corp. (A)	891	5,774
Red Robin Gourmet Burgers, Inc. (A)	348	11,574
Red Rock Resorts, Inc., Class A	2,595	52,691
Restaurant Brands International LP	82	5,823
Royal Caribbean Cruises, Ltd.	4,857	526,159
Ruth's Hospitality Group, Inc.	825	16,842
Scientific Games Corp. (A)	2,295	46,703
SeaWorld Entertainment, Inc. (A)	2,060	54,219
Shake Shack, Inc., Class A (A)	865	84,805
Six Flags Entertainment Corp.	2,011	102,139
Starbucks Corp.	28,103	2,484,867
Target Hospitality Corp. (A)	2,427	16,528
Texas Roadhouse, Inc.	1,683	88,391
The Cheesecake Factory, Inc.	1,116	46,515
The Habit Restaurants, Inc., Class A (A)	714	6,240
The Wendy's Company	5,349	106,873
Town Sports International Holdings, Inc. (A)	1,108	1,817
Twin River Worldwide Holdings, Inc.	930	21,232
Vail Resorts, Inc.	931	211,858
Wingstop, Inc.	725	63,278
Wyndham Destinations, Inc.	2,160	99,403
Wyndham Hotels & Resorts, Inc.	2,260	116,932
Wynn Resorts, Ltd.	2,497	271,474
Yum! Brands, Inc.	7,095	804,786
		16,064,836
Household durables – 0.5%
Bassett Furniture Industries, Inc.	298	4,559
Beazer Homes USA, Inc. (A)	924	13,768
Cavco Industries, Inc. (A)	196	37,650
Century Communities, Inc. (A)	749	22,942
CSS Industries, Inc.	262	1,040
D.R. Horton, Inc.	8,639	455,362
Ethan Allen Interiors, Inc.	740	14,134
Flexsteel Industries, Inc.	230	3,409
GoPro, Inc., Class A (A)	3,979	20,631
Green Brick Partners, Inc. (A)	1,360	14,552
Hamilton Beach Brands Holding Company, Class A	354	5,724
Hamilton Beach Brands Holding Company, Class B	241	3,897
Helen of Troy, Ltd. (A)	581	91,600
Hooker Furniture Corp.	321	6,882
Hovnanian Enterprises, Inc., Class A (A)	167	3,215
Installed Building Products, Inc. (A)	701	40,195
iRobot Corp. (A)	655	40,394
KB Home	1,995	67,830
La-Z-Boy, Inc.	1,067	35,841
Legacy Housing Corp. (A)	596	9,655
Leggett & Platt, Inc.	3,109	127,282
Lennar Corp., A Shares	7,354	410,721
Lennar Corp., B Shares	177	7,853
Libbey, Inc. (A)	811	2,717
Lifetime Brands, Inc.	408	3,611
M/I Homes, Inc. (A)	682	25,677
MDC Holdings, Inc.	1,378	59,392
Meritage Homes Corp. (A)	803	56,491
Mohawk Industries, Inc. (A)	1,680	208,438
Newell Brands, Inc.	9,866	184,692
NVR, Inc. (A)	83	308,540

270

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
PulteGroup, Inc.	6,321	$231,033
Roku, Inc. (A)	2,634	268,036
Skyline Champion Corp. (A)	1,329	39,990
Sonos, Inc. (A)	2,491	33,404
Taylor Morrison Home Corp. (A)	2,465	63,942
Tempur Sealy International, Inc. (A)	1,257	97,040
The Lovesac Company (A)	354	6,609
The New Home Company, Inc. (A)	680	2,965
Toll Brothers, Inc.	3,251	133,454
TopBuild Corp. (A)	765	73,769
TRI Pointe Group, Inc. (A)	3,121	46,940
Tupperware Brands Corp.	1,242	19,711
Universal Electronics, Inc. (A)	411	20,920
VOXX International Corp. (A)	1,157	5,438
Whirlpool Corp.	1,463	231,681
William Lyon Homes, Class A (A)	866	17,632
ZAGG, Inc. (A)	759	4,759
		3,586,017
Internet and direct marketing retail – 3.2%
1-800-Flowers.com, Inc., Class A (A)	1,416	20,950
Amazon.com, Inc. (A)	11,426	19,834,508
Blue Apron Holdings, Inc., Class A (A)(B)	348	2,934
Booking Holdings, Inc. (A)	1,005	1,972,423
Chewy, Inc., Class A (A)	9,267	227,783
Duluth Holdings, Inc., Class B (A)	791	6,708
eBay, Inc.	20,231	788,604
Etsy, Inc. (A)	2,794	157,861
Expedia Group, Inc.	3,934	528,769
Groupon, Inc. (A)	13,736	36,538
GrubHub, Inc. (A)	2,159	121,357
Lands' End, Inc. (A)	910	10,324
Leaf Group, Ltd. (A)	817	3,431
Liquidity Services, Inc. (A)	1,292	9,561
Overstock.com, Inc. (A)	682	7,222
PetMed Express, Inc.	556	10,019
Quotient Technology, Inc. (A)	1,851	14,475
Qurate Retail, Inc., Series A (A)	9,970	102,841
Remark Holdings, Inc. (A)	795	831
Revolve Group, Inc. (A)(B)	1,584	37,018
Shutterstock, Inc. (A)	760	27,451
Stamps.com, Inc. (A)	429	31,939
Stitch Fix, Inc., Class A (A)(B)	2,203	42,408
The RealReal, Inc. (A)(B)	1,930	43,155
The Rubicon Project, Inc. (A)	1,160	10,104
Wayfair, Inc., Class A (A)	2,110	236,573
		24,285,787
Leisure products – 0.1%
Acushnet Holdings Corp.	1,758	46,411
American Outdoor Brands Corp. (A)	1,471	8,605
Brunswick Corp.	2,000	104,240
Callaway Golf Company	2,147	41,673
Clarus Corp.	524	6,144
Escalade, Inc.	562	6,120
Hasbro, Inc.	2,918	346,337
Johnson Outdoors, Inc., Class A	271	15,870
Malibu Boats, Inc., Class A (A)	547	16,782
Marine Products Corp.	951	13,466
MasterCraft Boat Holdings, Inc. (A)	506	7,552
Mattel, Inc. (A)(B)	7,818	89,047
Nautilus, Inc. (A)	835	1,127
Polaris, Inc.	1,394	122,686
Sturm Ruger & Company, Inc.	342	14,282
Vista Outdoor, Inc. (A)	1,584	9,805
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
YETI Holdings, Inc. (A)(B)	1,957	$54,796
		904,943
Multiline retail – 0.5%
Big Lots, Inc.	1,051	25,750
Dillard's, Inc., Class A (B)	573	37,881
Dollar General Corp.	5,990	952,051
Dollar Tree, Inc. (A)	5,513	629,364
Fred's, Inc., Class A (A)	1,436	45
J.C. Penney Company, Inc. (A)(B)	8,635	7,676
Kohl's Corp.	3,783	187,864
Macy's, Inc.	7,191	111,748
Nordstrom, Inc.	3,578	120,471
Ollie's Bargain Outlet Holdings, Inc. (A)	1,442	84,559
Sears Holdings Corp. (A)	3,034	789
Target Corp.	11,886	1,270,732
		3,428,930
Specialty retail – 2.2%
Aaron's, Inc.	1,578	101,402
Abercrombie & Fitch Company, Class A	1,439	22,448
Advance Auto Parts, Inc.	1,661	274,729
American Eagle Outfitters, Inc.	3,979	64,539
America's Car-Mart, Inc. (A)	119	10,912
Asbury Automotive Group, Inc. (A)	460	47,072
Ascena Retail Group, Inc. (A)	5,700	1,505
At Home Group, Inc. (A)(B)	1,458	14,026
AutoNation, Inc. (A)	2,046	103,732
AutoZone, Inc. (A)	570	618,233
Barnes & Noble Education, Inc. (A)	1,290	4,025
Bed Bath & Beyond, Inc. (B)	3,074	32,707
Best Buy Company, Inc.	6,211	428,497
Big 5 Sporting Goods Corp.	98	204
Boot Barn Holdings, Inc. (A)	671	23,418
Burlington Stores, Inc. (A)	1,538	307,323
Caleres, Inc.	1,169	27,366
Camping World Holdings, Inc., Class A (B)	2,166	19,277
CarMax, Inc. (A)	3,853	339,064
Carvana Company (A)(B)	3,383	223,278
Chico's FAS, Inc.	3,502	14,113
Citi Trends, Inc.	385	7,046
Conn's, Inc. (A)	845	21,007
Designer Brands, Inc., Class A	1,858	31,809
Dick's Sporting Goods, Inc.	2,119	86,476
Express, Inc. (A)	2,151	7,399
Five Below, Inc. (A)	1,324	166,956
Floor & Decor Holdings, Inc., Class A (A)	2,233	114,218
Foot Locker, Inc.	2,539	109,583
Francesca's Holdings Corp. (A)	93	1,301
GameStop Corp., Class A (B)	2,745	15,152
Genesco, Inc. (A)	352	14,087
GNC Holdings, Inc., Class A (A)(B)	1,935	4,141
Group 1 Automotive, Inc.	447	41,263
Guess?, Inc.	1,492	27,647
Haverty Furniture Companies, Inc.	576	11,676
Hibbett Sports, Inc. (A)	587	13,442
Hudson, Ltd., Class A (A)	2,125	26,074
J. Jill, Inc. (B)	590	1,121
Kirkland's, Inc. (A)	654	1,007
L Brands, Inc.	6,245	122,340
Lithia Motors, Inc., Class A	533	70,559
Lowe's Companies, Inc.	18,163	1,997,203
Lumber Liquidators Holdings, Inc. (A)	773	7,630
MarineMax, Inc. (A)	639	9,892
Monro, Inc.	769	60,759

271

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Murphy USA, Inc. (A)	757	$64,572
National Vision Holdings, Inc. (A)	1,884	45,348
Office Depot, Inc.	14,200	24,921
O'Reilly Automotive, Inc. (A)	1,815	723,296
Party City Holdco, Inc. (A)	2,586	14,766
Penske Automotive Group, Inc.	1,868	88,319
Pier 1 Imports, Inc. (A)(B)	115	1,118
Rent-A-Center, Inc.	1,196	30,845
RH (A)	426	72,774
Ross Stores, Inc.	8,527	936,691
RTW RetailWinds, Inc. (A)	1,113	1,525
Sally Beauty Holdings, Inc. (A)	2,812	41,871
Shoe Carnival, Inc.	473	15,330
Signet Jewelers, Ltd.	1,290	21,620
Sleep Number Corp. (A)	684	28,263
Sonic Automotive, Inc., Class A	881	27,672
Sportsman's Warehouse Holdings, Inc. (A)	611	3,165
Tailored Brands, Inc. (B)	1,359	5,980
The Buckle, Inc.	978	20,147
The Cato Corp., Class A	707	12,450
The Children's Place, Inc.	337	25,946
The Container Store Group, Inc. (A)	718	3,174
The Gap, Inc.	8,933	155,077
The Home Depot, Inc.	25,527	5,922,775
The Michaels Companies, Inc. (A)	3,157	30,907
The TJX Companies, Inc.	28,133	1,568,133
Tiffany & Company	2,804	259,735
Tile Shop Holdings, Inc.	1,453	4,635
Tilly's, Inc., Class A	745	7,033
Tractor Supply Company	2,799	253,142
TravelCenters of America, Inc. (A)	316	3,877
Ulta Beauty, Inc. (A)	1,356	339,881
Urban Outfitters, Inc. (A)	2,306	64,776
Williams-Sonoma, Inc.	1,794	121,956
Winmark Corp.	75	13,229
Zumiez, Inc. (A)	690	21,856
		16,624,463
Textiles, apparel and luxury goods – 0.8%
Carter's, Inc.	1,081	98,598
Centric Brands, Inc. (A)	2,757	6,920
Columbia Sportswear Company	1,628	157,737
Crocs, Inc. (A)	1,766	49,024
Culp, Inc.	350	5,705
Deckers Outdoor Corp. (A)	669	98,584
Delta Apparel, Inc. (A)	6	143
Fossil Group, Inc. (A)	1,362	17,039
G-III Apparel Group, Ltd. (A)	1,052	27,110
Hanesbrands, Inc.	8,305	127,233
Iconix Brand Group, Inc. (A)	168	299
Kontoor Brands, Inc.	1,340	47,034
Levi Strauss & Company, Class A (A)(B)	9,097	173,207
Movado Group, Inc.	609	15,140
NIKE, Inc., Class B	36,474	3,425,638
Oxford Industries, Inc.	352	25,238
PVH Corp.	1,722	151,932
Ralph Lauren Corp.	1,811	172,896
Rocky Brands, Inc.	261	8,673
Skechers U.S.A., Inc., Class A (A)	3,654	136,477
Steven Madden, Ltd.	1,966	70,363
Superior Group of Companies, Inc.	424	6,835
Tapestry, Inc.	6,838	178,130
Under Armour, Inc., Class A (A)	10,477	208,911
Unifi, Inc. (A)	506	11,092
Vera Bradley, Inc. (A)	1,019	10,292
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
VF Corp.	9,220	$820,488
Wolverine World Wide, Inc.	1,933	54,627
		6,105,365
		77,875,086
Consumer staples – 7.5%
Beverages – 1.8%
Brown-Forman Corp., Class B	11,082	695,728
Castle Brands, Inc. (A)	6,010	7,573
Celsius Holdings, Inc. (A)	1,510	5,247
Coca-Cola Consolidated, Inc.	219	66,548
Constellation Brands, Inc., Class A	4,429	918,043
Craft Brew Alliance, Inc. (A)	540	4,423
Crimson Wine Group, Ltd. (A)	725	5,474
Keurig Dr. Pepper, Inc.	32,654	892,107
MGP Ingredients, Inc. (B)	345	17,140
Molson Coors Brewing Company, Class B	5,069	291,468
Monster Beverage Corp. (A)	12,619	732,659
National Beverage Corp. (B)	1,008	44,715
New Age Beverages Corp. (A)(B)	1,610	4,444
PepsiCo, Inc.	32,523	4,458,903
Primo Water Corp. (A)	834	10,242
The Boston Beer Company, Inc., Class A (A)	267	97,209
The Coca-Cola Company	98,986	5,388,798
		13,640,721
Food and staples retailing – 1.9%
BJ's Wholesale Club Holdings, Inc. (A)	3,237	83,741
Casey's General Stores, Inc.	852	137,308
Costco Wholesale Corp.	10,207	2,940,739
Grocery Outlet Holding Corp. (A)	1,997	69,256
HF Foods Group, Inc. (A)	524	8,934
Ifresh, Inc. (A)(B)	582	1,077
Ingles Markets, Inc., Class A	577	22,422
Natural Grocers by Vitamin Cottage, Inc. (A)	867	8,661
Performance Food Group Company (A)	2,414	111,068
PriceSmart, Inc.	748	53,183
Rite Aid Corp. (A)(B)	1,260	8,757
SpartanNash Company	1,037	12,268
Sprouts Farmers Market, Inc. (A)	2,631	50,884
Sysco Corp.	11,926	946,924
The Andersons, Inc.	795	17,832
The Chefs' Warehouse, Inc. (A)	728	29,353
The Kroger Company	18,738	483,066
United Natural Foods, Inc. (A)	1,210	13,939
US Foods Holding Corp. (A)	5,161	212,117
Village Super Market, Inc., Class A	426	11,268
Walgreens Boots Alliance, Inc.	21,210	1,173,125
Walmart, Inc.	66,533	7,896,136
Weis Markets, Inc.	558	21,282
		14,313,340
Food products – 1.4%
Alico, Inc.	238	8,097
Archer-Daniels-Midland Company	12,948	531,774
B&G Foods, Inc. (B)	1,578	29,840
Beyond Meat, Inc. (A)(B)	1,354	201,231
Bunge, Ltd.	3,287	186,110
Calavo Growers, Inc.	405	38,548
Cal-Maine Foods, Inc.	1,150	45,948
Campbell Soup Company	6,938	325,531
Conagra Brands, Inc.	11,188	343,248
Darling Ingredients, Inc. (A)	3,692	70,628
Dean Foods Company (B)	2,501	2,901

272

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Farmer Brothers Company (A)	473	$6,125
Flowers Foods, Inc.	4,928	113,985
Fresh Del Monte Produce, Inc.	1,216	41,478
Freshpet, Inc. (A)	777	38,671
General Mills, Inc.	13,883	765,231
Hormel Foods Corp.	12,391	541,858
Hostess Brands, Inc. (A)	3,075	43,004
Ingredion, Inc.	1,547	126,452
J&J Snack Foods Corp.	419	80,448
John B. Sanfilippo & Son, Inc.	306	29,560
Kellogg Company	7,900	508,365
Lamb Weston Holdings, Inc.	3,386	246,230
Lancaster Colony Corp.	659	91,370
Landec Corp. (A)	778	8,457
Lifeway Foods, Inc. (A)	734	1,607
Limoneira Company	402	7,381
McCormick & Company, Inc.	3,063	478,747
Mondelez International, Inc., Class A	33,424	1,849,016
Pilgrim's Pride Corp. (A)	5,868	188,040
Post Holdings, Inc. (A)	1,702	180,140
Sanderson Farms, Inc.	499	75,514
Seaboard Corp.	27	118,125
Seneca Foods Corp., Class A (A)	277	8,637
The Hain Celestial Group, Inc. (A)	2,288	49,135
The Hershey Company	4,844	750,772
The J.M. Smucker Company	2,613	287,482
The Kraft Heinz Company	28,311	790,868
The Simply Good Foods Company (A)	1,921	55,690
Tootsie Roll Industries, Inc. (B)	1,611	59,833
TreeHouse Foods, Inc. (A)	1,257	69,701
Tyson Foods, Inc., Class A	8,461	728,831
		10,124,609
Household products – 1.5%
Central Garden & Pet Company, Class A (A)	1,495	41,449
Church & Dwight Company, Inc.	5,713	429,846
Colgate-Palmolive Company	19,916	1,464,025
Energizer Holdings, Inc. (B)	1,527	66,547
Kimberly-Clark Corp.	7,976	1,132,991
Oil-Dri Corp. of America	207	7,050
Spectrum Brands Holdings, Inc.	1,318	69,501
The Clorox Company	2,954	448,624
The Procter & Gamble Company	58,197	7,238,543
WD-40 Company	334	61,302
		10,959,878
Personal products – 0.3%
Avon Products, Inc. (A)	10,330	45,452
Coty, Inc., Class A	17,451	183,410
Edgewell Personal Care Company (A)	1,258	40,872
elf Beauty, Inc. (A)	1,282	22,448
Herbalife Nutrition, Ltd. (A)	3,510	132,889
Inter Parfums, Inc.	718	50,238
Lifevantage Corp. (A)	662	9,069
Medifast, Inc.	252	26,115
Nature's Sunshine Products, Inc. (A)	783	6,491
Nu Skin Enterprises, Inc., Class A	1,326	56,395
Revlon, Inc., Class A (A)(B)	1,455	34,178
The Estee Lauder Companies, Inc., Class A	8,397	1,670,583
USANA Health Sciences, Inc. (A)	566	38,709
		2,316,849
Tobacco – 0.6%
22nd Century Group, Inc. (A)(B)	3,359	7,591
Altria Group, Inc.	43,412	1,775,551
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	36,102	$2,741,225
Turning Point Brands, Inc.	537	12,383
Universal Corp.	544	29,817
Vector Group, Ltd. (B)	3,777	44,982
		4,611,549
		55,966,946
Energy – 4.7%
Energy equipment and services – 0.4%
Apergy Corp. (A)	1,694	45,823
Archrock, Inc.	3,041	30,319
Aspen Aerogels, Inc. (A)	1,090	6,453
Baker Hughes, a GE Company	11,941	277,031
Basic Energy Services, Inc. (A)	707	1,018
Bristow Group, Inc. (A)	1,005	35
C&J Energy Services, Inc. (A)	1,456	15,623
Cactus, Inc., Class A (A)	1,743	50,442
CARBO Ceramics, Inc. (A)	1,065	2,556
Covia Holdings Corp. (A)	1,232	2,489
CSI Compressco LP	1,415	4,188
Diamond Offshore Drilling, Inc. (A)(B)	3,260	18,126
DMC Global, Inc.	314	13,810
Dril-Quip, Inc. (A)	845	42,402
Era Group, Inc. (A)	744	7,857
Exterran Corp. (A)	958	12,511
Forum Energy Technologies, Inc. (A)	2,945	4,565
FTS International, Inc. (A)	3,046	6,823
Geospace Technologies Corp. (A)	444	6,824
Gulf Island Fabrication, Inc. (A)	618	3,306
Halliburton Company	20,270	382,090
Helix Energy Solutions Group, Inc. (A)	3,143	25,333
Helmerich & Payne, Inc.	2,563	102,699
Hi-Crush, Inc.	2,496	4,343
Hornbeck Offshore Services, Inc. (A)	157	119
ION Geophysical Corp. (A)	203	1,851
Keane Group, Inc. (A)	2,573	15,592
Key Energy Services, Inc. (A)	639	952
KLX Energy Services Holdings, Inc. (A)	523	4,521
Liberty Oilfield Services, Inc., Class A	2,607	28,234
Mammoth Energy Services, Inc.	1,223	3,033
Matrix Service Company (A)	732	12,546
McDermott International, Inc. (A)(B)	4,256	8,597
Nabors Industries, Ltd.	10,905	20,392
National Energy Services Reunited Corp. (A)	2,001	13,367
National Oilwell Varco, Inc.	8,961	189,973
Natural Gas Services Group, Inc. (A)	329	4,214
NCS Multistage Holdings, Inc. (A)	1,196	2,392
Newpark Resources, Inc. (A)	2,300	17,526
Nine Energy Service, Inc. (A)	818	5,047
Oceaneering International, Inc. (A)	2,245	30,420
Oil States International, Inc. (A)	1,372	18,248
Parker Drilling Company (A)	428	8,098
Patterson-UTI Energy, Inc.	4,890	41,810
Pioneer Energy Services Corp. (A)	1,245	68
ProPetro Holding Corp. (A)	2,263	20,571
Ranger Energy Services, Inc. (A)	532	3,431
RigNet, Inc. (A)	498	3,860
RPC, Inc. (B)	4,420	24,796
Schlumberger, Ltd.	32,139	1,098,190
SEACOR Holdings, Inc. (A)	486	22,876
SEACOR Marine Holdings, Inc. (A)	576	7,240
Select Energy Services, Inc., Class A (A)	2,696	23,347
Smart Sand, Inc. (A)	1,138	3,221
Solaris Oilfield Infrastructure, Inc., Class A	1,173	15,742

273

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Superior Energy Services, Inc. (A)	4,212	$548
TETRA Technologies, Inc. (A)	3,291	6,615
Tidewater, Inc. (A)	820	12,390
USA Compression Partners LP	2,120	36,612
		2,773,105
Oil, gas and consumable fuels – 4.3%
Abraxas Petroleum Corp. (A)	4,699	2,385
Adams Resources & Energy, Inc.	171	5,301
Alliance Resource Partners LP	2,914	46,653
Alta Mesa Resources, Inc., Class A (A)	7,237	434
Amplify Energy Corp.	691	4,263
Antero Midstream Corp. (B)	11,826	87,512
Antero Resources Corp. (A)	6,355	19,192
Apache Corp.	8,741	223,770
Approach Resources, Inc. (A)	912	128
Arch Coal, Inc., Class A	408	30,274
Black Stone Minerals LP	5,274	75,102
Blueknight Energy Partners LP	2,033	2,277
Bonanza Creek Energy, Inc. (A)	566	12,673
BP Midstream Partners LP	2,442	35,653
BP Prudhoe Bay Royalty Trust	545	5,009
Brigham Minerals, Inc., Class A	1,168	23,243
Buckeye Partners LP	3,592	147,595
Cabot Oil & Gas Corp.	9,796	172,116
California Resources Corp. (A)(B)	1,195	12,189
Callon Petroleum Company (A)(B)	4,851	21,053
Calumet Specialty Products Partners LP (A)	2,199	8,004
Carrizo Oil & Gas, Inc. (A)	2,253	19,342
Centennial Resource Development, Inc., Class A (A)	6,767	30,553
Cheniere Energy, Inc. (A)	5,926	373,694
Chesapeake Energy Corp. (A)(B)	38,113	53,739
Chevron Corp.	44,198	5,241,883
Cimarex Energy Company	2,283	109,447
Clean Energy Fuels Corp. (A)	4,677	9,658
Cloud Peak Energy, Inc. (A)	2,084	43
CNX Midstream Partners LP	1,410	19,881
CNX Resources Corp. (A)	4,970	36,082
Comstock Resources, Inc. (A)(B)	3,068	23,900
Concho Resources, Inc.	4,650	315,735
ConocoPhillips	26,211	1,493,503
CONSOL Energy, Inc. (A)	463	7,237
Continental Resources, Inc. (A)	8,746	269,289
Contura Energy, Inc. (A)	425	11,883
Crestwood Equity Partners LP	1,659	60,570
CrossAmerica Partners LP	693	11,823
DCP Midstream LP	3,266	85,602
Delek Logistics Partners LP	486	15,207
Delek US Holdings, Inc.	1,791	65,013
Denbury Resources, Inc. (A)	9,374	11,155
Devon Energy Corp.	9,640	231,938
Diamond S Shipping, Inc. (A)	946	10,425
Diamondback Energy, Inc.	3,819	343,366
Dorchester Minerals LP	927	17,289
Dorian LPG, Ltd. (A)	943	9,769
Enable Midstream Partners LP	10,191	122,598
Energy Transfer LP	60,835	795,722
EnLink Midstream LLC (B)	11,414	97,019
Enterprise Products Partners LP	50,743	1,450,235
Enviva Partners LP	736	23,515
EOG Resources, Inc.	13,463	999,224
EP Energy Corp., Class A (A)	7,262	290
EQM Midstream Partners LP	4,837	158,170
EQT Corp.	5,750	61,180
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Equitrans Midstream Corp.	5,915	$86,063
Euronav NV	683	6,284
Evolution Petroleum Corp.	1,062	6,202
Extraction Oil & Gas, Inc. (A)(B)	4,148	12,195
Exxon Mobil Corp.	98,177	6,932,278
Foresight Energy LP	1,851	571
Genesis Energy LP	2,794	59,987
Global Partners LP	1,000	19,610
Green Plains Partners LP	503	6,680
Green Plains, Inc.	1,138	12,057
Gulfport Energy Corp. (A)	4,248	11,512
Halcon Resources Corp. (A)	4,145	292
Hallador Energy Company	1,237	4,478
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	7,029	425,114
Hess Midstream Partners LP	705	13,578
HighPoint Resources Corp. (A)	3,644	5,794
Holly Energy Partners LP	2,383	60,218
HollyFrontier Corp.	3,971	213,004
Isramco, Inc. (A)	74	9,079
Jagged Peak Energy, Inc. (A)	5,344	38,797
Kimbell Royalty Partners LP	1,094	16,093
Kinder Morgan, Inc.	52,606	1,084,210
Laredo Petroleum, Inc. (A)	5,774	13,915
Lilis Energy, Inc. (A)	1,569	522
LinnCo LLC (A)(C)	2,890	125
Magellan Midstream Partners LP	5,316	352,291
Magnolia Oil & Gas Corp., Class A (A)	6,022	66,844
Marathon Oil Corp.	18,969	232,750
Marathon Petroleum Corp.	15,383	934,517
Martin Midstream Partners LP	1,127	5,117
Matador Resources Company (A)	2,732	45,160
Montage Resources Corp. (A)	490	1,852
MPLX LP	24,940	698,569
Murphy Oil Corp.	3,862	85,389
NACCO Industries, Inc., Class A	210	13,421
Natural Resource Partners LP	361	9,151
New Fortress Energy LLC (A)	3,903	70,371
Noble Energy, Inc.	11,111	249,553
Noble Midstream Partners LP	934	22,528
Northern Oil and Gas, Inc. (A)	6,686	13,105
NuStar Energy LP	2,558	72,443
Oasis Midstream Partners LP	640	10,221
Oasis Petroleum, Inc. (A)	8,108	28,054
Occidental Petroleum Corp.	20,769	923,597
ONEOK, Inc.	9,578	705,803
Overseas Shipholding Group, Inc., Class A (A)	1,082	1,894
Pacific Ethanol, Inc. (A)	1,491	840
Panhandle Oil and Gas, Inc., Class A	460	6,431
Parsley Energy, Inc., Class A	6,446	108,293
PBF Energy, Inc., Class A	2,808	76,350
PBF Logistics LP	1,471	31,112
PDC Energy, Inc. (A)	1,652	45,843
Peabody Energy Corp.	2,586	38,066
Penn Virginia Corp. (A)	412	11,977
Phillips 66	10,539	1,079,194
Phillips 66 Partners LP	2,910	164,764
Pioneer Natural Resources Company	3,906	491,258
Plains All American Pipeline LP	16,895	350,571
Plains GP Holdings LP, Class A (A)	3,615	76,746
QEP Resources, Inc.	5,752	21,282
Range Resources Corp.	6,336	24,204
Renewable Energy Group, Inc. (A)	641	9,618
REX American Resources Corp. (A)	174	13,281

274

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Rosehill Resources, Inc. (A)	1,010	$1,970
Sanchez Energy Corp. (A)	2,348	70
SandRidge Energy, Inc. (A)	995	4,677
SemGroup Corp., Class A	1,930	31,536
Shell Midstream Partners LP	5,276	107,894
Ship Finance International, Ltd.	2,278	31,983
SilverBow Resources, Inc. (A)	344	3,333
SM Energy Company	2,730	26,454
Southwestern Energy Company (A)	11,829	22,830
Sprague Resources LP	617	10,921
SRC Energy, Inc. (A)	6,412	29,880
Summit Midstream Partners LP	1,801	8,753
Sunoco LP	2,323	73,058
Tallgrass Energy LP, Class A	6,460	130,104
Talos Energy, Inc. (A)	1,246	25,331
Targa Resources Corp.	5,421	217,762
TC PipeLines LP	1,619	65,845
Teekay Corp.	2,383	9,532
Tellurian, Inc. (A)(B)	5,770	47,978
The Williams Companies, Inc.	28,162	677,578
Ultra Petroleum Corp. (A)	5,375	1,209
Unit Corp. (A)	1,458	4,928
Uranium Energy Corp. (A)	5,616	5,475
USD Partners LP	796	8,318
Valero Energy Corp.	9,687	825,720
Viper Energy Partners LP	3,148	87,105
W&T Offshore, Inc. (A)	3,851	16,829
Western Midstream Partners LP	10,553	262,664
Whiting Petroleum Corp. (A)	2,203	17,690
World Fuel Services Corp.	1,629	65,062
WPX Energy, Inc. (A)	9,917	105,021
Zion Oil & Gas, Inc. (A)	2,408	609
		32,580,042
		35,353,147
Financials – 13.4%
Banks – 5.4%
1st Source Corp.	559	25,563
Allegiance Bancshares, Inc. (A)	587	18,837
Amerant Bancorp, Inc. (A)	977	20,488
American National Bankshares, Inc.	218	7,732
Ameris Bancorp	1,622	65,269
Ames National Corp.	260	7,439
Arrow Financial Corp.	418	13,963
Associated Banc-Corp.	3,761	76,160
Atlantic Union Bankshares Corp.	1,835	68,345
Banc of California, Inc.	1,336	18,891
BancFirst Corp.	733	40,623
BancorpSouth Bank	2,487	73,640
Bank of America Corp.	220,547	6,433,356
Bank of Hawaii Corp.	973	83,610
Bank of Marin Bancorp	328	13,609
Bank OZK	2,915	79,492
BankFinancial Corp.	481	5,724
BankUnited, Inc.	2,266	76,183
Bankwell Financial Group, Inc.	211	5,803
Banner Corp.	764	42,914
Bar Harbor Bankshares	435	10,845
Baycom Corp. (A)	336	7,631
BB&T Corp.	17,747	947,157
BCB Bancorp, Inc.	577	7,409
Berkshire Hills Bancorp, Inc.	1,091	31,955
BOK Financial Corp.	1,668	132,022
Boston Private Financial Holdings, Inc.	1,849	21,550
Bridge Bancorp, Inc.	565	16,701
Brookline Bancorp, Inc.	2,094	30,845
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bryn Mawr Bank Corp.	470	$17,160
Business First Bancshares, Inc.	293	7,149
Byline Bancorp, Inc. (A)	825	14,751
C&F Financial Corp.	131	6,898
Cadence BanCorp	3,079	54,006
Cambridge Bancorp	93	6,976
Camden National Corp.	429	18,584
Capital City Bank Group, Inc.	465	12,764
Capstar Financial Holdings, Inc.	374	6,201
Cathay General Bancorp	1,822	63,287
CBTX, Inc.	597	16,644
CenterState Bank Corp.	3,078	73,826
Central Pacific Financial Corp.	579	16,444
Central Valley Community Bancorp	357	7,265
Century Bancorp, Inc., Class A	144	12,614
Chemung Financial Corp.	161	6,762
CIT Group, Inc.	2,213	100,271
Citigroup, Inc.	53,627	3,704,553
Citizens & Northern Corp.	324	8,515
Citizens Financial Group, Inc.	10,592	374,639
City Holding Company	410	31,263
Civista Bancshares, Inc.	342	7,432
CNB Financial Corp.	426	12,226
Codorus Valley Bancorp, Inc.	255	5,931
Columbia Banking System, Inc.	1,805	66,605
Comerica, Inc.	3,556	234,660
Commerce Bancshares, Inc.	2,591	157,144
Community Bank System, Inc.	1,247	76,927
Community Trust Bancorp, Inc.	310	13,200
ConnectOne Bancorp, Inc.	882	19,580
County Bancorp, Inc.	255	5,003
Cullen/Frost Bankers, Inc.	1,474	130,523
Customers Bancorp, Inc. (A)	829	17,193
CVB Financial Corp.	3,325	69,393
Eagle Bancorp, Inc.	810	36,142
East West Bancorp, Inc.	3,393	150,276
Enterprise Bancorp, Inc.	327	9,803
Enterprise Financial Services Corp.	619	25,224
Equity Bancshares, Inc., Class A (A)	331	8,874
Esquire Financial Holdings, Inc. (A)	313	7,762
Farmers & Merchants Bancorp, Inc.	233	6,049
FB Financial Corp.	613	23,018
Fidelity D&D Bancorp, Inc.	112	6,972
Fifth Third Bancorp	17,012	465,789
Financial Institutions, Inc.	417	12,585
First Bancorp (NC)	687	24,663
First Bancorp, Inc.	302	8,302
First Busey Corp.	1,265	31,979
First Choice Bancorp	327	6,972
First Citizens BancShares, Inc., Class A	265	124,961
First Commonwealth Financial Corp.	2,106	27,968
First Community Bankshares, Inc.	247	7,995
First Financial Bancorp	2,431	59,499
First Financial Bankshares, Inc.	3,302	110,056
First Financial Corp.	338	14,693
First Financial Northwest, Inc.	440	6,503
First Hawaiian, Inc.	3,016	80,527
First Horizon National Corp.	7,277	117,887
First Internet Bancorp	224	4,796
First Interstate BancSystem, Inc., Class A	1,351	54,364
First Merchants Corp.	1,329	50,017
First Midwest Bancorp, Inc.	2,528	49,245
First Republic Bank	3,856	372,875
Flushing Financial Corp.	465	9,395

275

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
FNB Corp.	7,509	$86,579
Franklin Financial Network, Inc.	364	10,996
Fulton Financial Corp.	3,908	63,231
FVCBankcorp, Inc. (A)	432	7,586
German American Bancorp, Inc.	635	20,352
Glacier Bancorp, Inc.	1,946	78,735
Great Southern Bancorp, Inc.	376	21,413
Great Western Bancorp, Inc.	1,410	46,530
Guaranty Bancshares, Inc.	253	7,739
Hancock Whitney Corp.	2,152	82,429
Hanmi Financial Corp.	645	12,113
HarborOne Bancorp, Inc. (A)	1,633	16,436
Heartland Financial USA, Inc.	862	38,566
Heritage Commerce Corp.	1,034	12,155
Heritage Financial Corp.	813	21,918
Hilltop Holdings, Inc.	2,345	56,022
Home BancShares, Inc.	3,957	74,372
Hope Bancorp, Inc.	2,815	40,367
Horizon Bancorp, Inc.	951	16,509
Huntington Bancshares, Inc.	24,269	346,319
IBERIABANK Corp.	1,267	95,709
Independent Bank Corp. (MA)	813	60,690
Independent Bank Corp. (MI)	561	11,958
Independent Bank Group, Inc.	972	51,137
International Bancshares Corp.	1,614	62,333
Investar Holding Corp.	319	7,592
Investors Bancorp, Inc.	6,432	73,068
JPMorgan Chase & Co.	75,253	8,856,526
KeyCorp	23,304	415,743
Lakeland Bancorp, Inc.	1,308	20,182
Lakeland Financial Corp.	529	23,265
LegacyTexas Financial Group, Inc.	1,137	49,494
Live Oak Bancshares, Inc.	1,100	19,910
M&T Bank Corp.	3,165	499,975
Macatawa Bank Corp.	926	9,621
Mercantile Bank Corp.	455	14,924
Metropolitan Bank Holding Corp. (A)	184	7,237
Midland States Bancorp, Inc.	539	14,041
MidWestOne Financial Group, Inc.	336	10,255
MutualFirst Financial, Inc.	193	6,083
MVB Financial Corp.	445	8,833
National Bank Holdings Corp., Class A	721	24,651
National Bankshares, Inc.	188	7,529
NBT Bancorp, Inc.	1,018	37,249
Northrim BanCorp, Inc.	222	8,807
Norwood Financial Corp.	235	7,428
OFG Bancorp	1,197	26,214
Old National Bancorp	4,178	71,882
Old Point Financial Corp.	230	5,467
Old Second Bancorp, Inc.	816	9,972
Origin Bancorp, Inc.	516	17,410
Pacific Mercantile Bancorp (A)	820	6,158
Pacific Premier Bancorp, Inc.	1,473	45,943
PacWest Bancorp	2,772	100,734
Park National Corp.	424	40,199
Parke Bancorp, Inc.	71	1,578
Peapack Gladstone Financial Corp.	492	13,791
Penns Woods Bancorp, Inc.	159	7,354
Peoples Bancorp of North Carolina, Inc.	237	7,041
Peoples Bancorp, Inc.	508	16,159
People's United Financial, Inc.	9,212	144,030
People's Utah Bancorp	486	13,749
Pinnacle Financial Partners, Inc.	1,767	100,277
Popular, Inc.	2,200	118,976
Preferred Bank	341	17,862
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Premier Financial Bancorp, Inc.	480	$8,242
Prosperity Bancshares, Inc.	1,662	117,387
QCR Holdings, Inc.	353	13,407
RBB Bancorp	407	8,014
Red River Bancshares, Inc. (A)	155	6,722
Regions Financial Corp.	23,421	370,520
Renasant Corp.	1,420	49,714
Republic Bancorp, Inc., Class A	425	18,466
Republic First Bancorp, Inc. (A)	1,584	6,653
S&T Bancorp, Inc.	768	28,055
Sandy Spring Bancorp, Inc.	750	25,283
Seacoast Banking Corp. of Florida (A)	1,186	30,018
ServisFirst Bancshares, Inc.	1,216	40,310
Shore Bancshares, Inc.	488	7,520
Sierra Bancorp	373	9,907
Signature Bank	1,300	154,986
Simmons First National Corp., Class A	2,185	54,407
South Plains Financial, Inc.	426	6,944
South State Corp.	873	65,737
Southern First Bancshares, Inc. (A)	207	8,249
Southern National Bancorp of Virginia, Inc.	655	10,080
Southside Bancshares, Inc.	820	27,970
Spirit of Texas Bancshares, Inc. (A)	334	7,198
Sterling Bancorp	4,833	96,950
Stock Yards Bancorp, Inc.	419	15,373
Summit Financial Group, Inc.	334	8,550
SunTrust Banks, Inc.	10,286	707,677
SVB Financial Group (A)	1,216	254,083
Synovus Financial Corp.	3,642	130,238
TCF Financial Corp.	3,563	135,643
Texas Capital Bancshares, Inc. (A)	1,137	62,137
The Bancorp, Inc. (A)	1,564	15,484
The Bank of Princeton	261	7,585
The First of Long Island Corp.	682	15,516
The PNC Financial Services Group, Inc.	10,463	1,466,494
Tompkins Financial Corp.	330	26,773
Towne Bank	1,739	48,353
TriCo Bancshares	636	23,087
TriState Capital Holdings, Inc. (A)	783	16,474
Triumph Bancorp, Inc. (A)	556	17,731
Trustmark Corp.	1,608	54,849
U.S. Bancorp	36,915	2,042,876
UMB Financial Corp.	1,148	74,138
Umpqua Holdings Corp.	5,147	84,720
United Bankshares, Inc.	2,404	91,039
United Community Banks, Inc.	1,967	55,764
United Security Bancshares	108	1,136
Unity Bancorp, Inc.	355	7,863
Univest Financial Corp.	733	18,699
Valley National Bancorp	7,712	83,829
Veritex Holdings, Inc.	1,259	30,550
Washington Trust Bancorp, Inc.	335	16,184
Webster Financial Corp.	2,139	100,255
Wells Fargo & Company	104,228	5,257,260
WesBanco, Inc.	1,220	45,591
West Bancorporation, Inc.	463	10,066
Westamerica Bancorporation	608	37,805
Western Alliance Bancorp	2,423	111,652
Wintrust Financial Corp.	1,315	84,988
Zions Bancorp NA	4,232	188,409
		40,426,349
Capital markets – 2.9%
Affiliated Managers Group, Inc.	1,170	97,520
Alcentra Capital Corp.	743	6,605

276

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
AllianceBernstein Holding LP	2,252	$66,096
Ameriprise Financial, Inc.	3,106	456,893
Apollo Investment Corp.	1,601	25,760
Ares Capital Corp.	9,814	182,884
Ares Management Corp., Class A	2,404	64,451
Artisan Partners Asset Management, Inc., Class A	1,864	52,639
Ashford, Inc. (A)	13	315
Associated Capital Group, Inc., Class A	454	16,158
Bain Capital Specialty Finance, Inc. (B)	1,190	22,574
Barings BDC, Inc.	1,332	13,520
BGC Partners, Inc., Class A	7,348	40,414
BlackRock Capital Investment Corp.	2,080	10,421
BlackRock TCP Capital Corp.	1,134	15,371
BlackRock, Inc.	3,585	1,597,619
Blucora, Inc. (A)	1,211	26,206
Capital Southwest Corp.	445	9,701
Capitala Finance Corp.	84	696
Cboe Global Markets, Inc.	2,594	298,077
CME Group, Inc.	8,309	1,756,024
Cohen & Steers, Inc.	1,096	60,203
Cowen, Inc., Class A (A)	420	6,464
Diamond Hill Investment Group, Inc.	97	13,399
Donnelley Financial Solutions, Inc. (A)	943	11,618
E*TRADE Financial Corp.	5,682	248,247
Eaton Vance Corp.	2,668	119,873
Evercore, Inc., Class A	977	78,258
FactSet Research Systems, Inc.	888	215,757
Federated Investors, Inc., Class B	2,287	74,122
Fidus Investment Corp.	689	10,218
Fifth Street Asset Management, Inc. (A)	1,988	3,161
Focus Financial Partners, Inc., Class A (A)	1,618	38,508
Franklin Resources, Inc.	11,782	340,029
FS KKR Capital Corp.	12,102	70,555
GAIN Capital Holdings, Inc.	1,306	6,896
GAMCO Investors, Inc., Class A	443	8,661
Garrison Capital, Inc.	913	6,309
Gladstone Capital Corp.	801	7,810
Gladstone Investment Corp. (B)	886	10,933
Goldman Sachs BDC, Inc.	1,014	20,371
Golub Capital BDC, Inc.	1,248	23,512
Greenhill & Company, Inc.	314	4,120
Hamilton Lane, Inc., Class A	1,222	69,605
Hercules Capital, Inc.	2,271	30,363
Horizon Technology Finance Corp.	52	615
Houlihan Lokey, Inc.	1,619	73,017
Interactive Brokers Group, Inc., Class A	1,815	97,611
Intercontinental Exchange, Inc.	13,086	1,207,445
INTL. FCStone, Inc. (A)	532	21,844
Invesco, Ltd.	9,289	157,356
Ladenburg Thalmann Financial Services, Inc.	3,000	7,110
Lazard, Ltd., Class A	3,078	107,730
Legg Mason, Inc.	1,982	75,693
Longfin Corp. (A)	1,342	805
LPL Financial Holdings, Inc.	1,940	158,886
Main Street Capital Corp. (B)	1,549	66,932
MarketAxess Holdings, Inc.	877	287,218
Medley Capital Corp.	1,551	4,017
Moelis & Company, Class A	1,288	42,311
Monroe Capital Corp.	561	5,919
Moody's Corp.	4,400	901,252
Morgan Stanley	39,010	1,664,557
Morningstar, Inc.	986	144,094
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
MSCI, Inc.	1,966	$428,097
MVC Capital, Inc.	751	6,684
Nasdaq, Inc.	3,839	381,405
New Mountain Finance Corp.	2,060	28,078
Newtek Business Services Corp.	477	10,771
Northern Trust Corp.	5,057	471,919
Oaktree Capital Group LLC	3,762	193,818
Oaktree Specialty Lending Corp.	2,519	13,048
OFS Capital Corp.	589	6,838
Oppenheimer Holdings, Inc., Class A	169	5,080
Oxford Square Capital Corp.	1,411	8,791
P10 Holdings, Inc. (A)	951	1,094
PennantPark Floating Rate Capital, Ltd.	874	10,138
PennantPark Investment Corp.	2,000	12,540
Piper Jaffray Companies	319	24,078
Portman Ridge Finance Corp.	2,234	5,027
Prospect Capital Corp. (B)	8,791	57,933
Pzena Investment Management, Inc., Class A	1,869	16,671
Raymond James Financial, Inc.	3,258	268,655
S&P Global, Inc.	5,711	1,399,081
Safeguard Scientifics, Inc. (A)	605	6,861
Sculptor Capital Management, Inc.	1,127	21,954
SEI Investments Company	3,559	210,889
Siebert Financial Corp. (A)(B)	573	5,272
Solar Capital, Ltd.	825	17,036
Solar Senior Capital, Ltd.	444	7,885
State Street Corp.	8,654	512,230
Stellus Capital Investment Corp.	549	7,483
Stifel Financial Corp.	1,605	92,095
T. Rowe Price Group, Inc.	5,493	627,575
TCG BDC, Inc.	1,609	23,170
TD Ameritrade Holding Corp.	12,847	599,955
The Bank of New York Mellon Corp.	22,210	1,004,114
The Blackstone Group, Inc., Class A	15,284	746,471
The Carlyle Group LP	2,519	64,386
The Charles Schwab Corp.	30,982	1,295,977
The Goldman Sachs Group, Inc.	8,480	1,757,310
THL Credit, Inc.	925	6,290
TPG Specialty Lending, Inc.	1,654	34,701
Tradeweb Markets, Inc., Class A	5,161	190,854
TriplePoint Venture Growth BDC Corp.	568	9,355
Victory Capital Holdings, Inc., Class A	1,539	23,670
Virtu Financial, Inc., Class A (B)	4,365	71,411
Virtus Investment Partners, Inc.	128	14,153
Waddell & Reed Financial, Inc., Class A (B)	1,727	29,670
Westwood Holdings Group, Inc.	246	6,807
WhiteHorse Finance, Inc.	557	7,759
WisdomTree Investments, Inc.	3,773	19,714
		22,028,141
Consumer finance – 0.8%
Ally Financial, Inc.	9,199	305,039
American Express Company	19,372	2,291,320
Capital One Financial Corp.	10,878	989,680
Credit Acceptance Corp. (A)	436	201,131
Curo Group Holdings Corp. (A)	1,107	14,701
Discover Financial Services	7,505	608,580
Elevate Credit, Inc. (A)	1,191	5,014
Encore Capital Group, Inc. (A)	709	23,627
Enova International, Inc. (A)	924	19,173
EZCORP, Inc., Class A (A)	1,513	9,766
FirstCash, Inc.	1,011	92,678
Green Dot Corp., Class A (A)	1,239	31,285
Navient Corp.	5,539	70,899

277

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Nelnet, Inc., Class A	877	$55,777
OneMain Holdings, Inc.	3,156	115,762
PRA Group, Inc. (A)	1,050	35,480
Regional Management Corp. (A)	324	9,124
Santander Consumer USA Holdings, Inc.	8,154	208,009
SLM Corp.	10,426	92,009
Synchrony Financial	15,978	544,690
World Acceptance Corp. (A)	197	25,119
		5,748,863
Diversified financial services – 1.7%
AXA Equitable Holdings, Inc.	11,349	251,494
Berkshire Hathaway, Inc., Class B (A)	56,914	11,839,250
First Eagle Private Credit LLC (A)(C)	1,204	291
GWG Holdings, Inc. (A)(B)	827	8,253
Jefferies Financial Group, Inc.	7,412	136,381
Marlin Business Services Corp.	359	9,043
On Deck Capital, Inc. (A)	2,087	7,012
Voya Financial, Inc.	3,340	181,830
		12,433,554
Insurance – 2.2%
Aflac, Inc.	17,284	904,299
Alleghany Corp. (A)	336	268,047
American Equity Investment Life Holding Company	2,181	52,780
American Financial Group, Inc.	2,088	225,191
American International Group, Inc.	20,178	1,123,915
American National Insurance Company	630	77,950
AMERISAFE, Inc.	412	27,237
Arch Capital Group, Ltd. (A)	9,398	394,528
Argo Group International Holdings, Ltd.	803	56,403
Arthur J. Gallagher & Company	4,306	385,688
Assurant, Inc.	1,426	179,419
Assured Guaranty, Ltd.	2,330	103,592
Atlas Financial Holdings, Inc. (A)	399	150
Axis Capital Holdings, Ltd.	2,001	133,507
Brighthouse Financial, Inc. (A)	2,663	107,772
Brown & Brown, Inc.	6,561	236,590
Cincinnati Financial Corp.	3,801	443,463
Citizens, Inc. (A)	1,450	9,962
CNA Financial Corp.	6,349	312,688
CNO Financial Group, Inc.	3,738	59,173
Crawford & Company, Class B	1,545	15,589
Donegal Group, Inc., Class A	786	11,523
eHealth, Inc. (A)	508	33,929
Employers Holdings, Inc.	720	31,378
Enstar Group, Ltd. (A)	430	81,666
Erie Indemnity Company, Class A	1,076	199,759
Everest Re Group, Ltd.	957	254,648
FBL Financial Group, Inc., Class A	605	36,004
FedNat Holding Company	489	6,841
Fidelity National Financial, Inc.	6,398	284,135
First American Financial Corp.	2,602	153,544
Genworth Financial, Inc., Class A (A)	12,413	54,617
Globe Life, Inc.	2,553	244,475
Goosehead Insurance, Inc., Class A	844	41,651
Hallmark Financial Services, Inc. (A)	140	2,678
HCI Group, Inc.	270	11,351
Health Insurance Innovations, Inc., Class A (A)(B)	444	11,069
Heritage Insurance Holdings, Inc.	923	13,799
Horace Mann Educators Corp.	946	43,828
Independence Holding Company	423	16,324
Investors Title Company	53	8,485
Kemper Corp.	1,498	116,769
Kinsale Capital Group, Inc.	483	49,899
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Lincoln National Corp.	4,686	$282,660
Loews Corp.	7,089	364,942
Maiden Holdings, Ltd. (A)	2,453	1,840
Markel Corp. (A)	321	379,390
Marsh & McLennan Companies, Inc.	11,898	1,190,395
MBIA, Inc. (A)	2,372	21,894
Mercury General Corp.	1,359	75,941
MetLife, Inc.	22,025	1,038,699
National General Holdings Corp.	2,579	59,369
National Western Life Group, Inc., Class A	79	21,201
NI Holdings, Inc. (A)	641	10,987
Old Republic International Corp.	7,192	169,515
Palomar Holdings, Inc. (A)	548	21,602
Primerica, Inc.	985	125,322
Principal Financial Group, Inc.	6,467	369,524
ProAssurance Corp.	1,333	53,680
Protective Insurance Corp., Class B	474	8,271
Prudential Financial, Inc.	9,413	846,699
Reinsurance Group of America, Inc.	1,437	229,748
RenaissanceRe Holdings, Ltd.	1,023	197,899
RLI Corp.	1,018	94,582
Safety Insurance Group, Inc.	334	33,844
Selective Insurance Group, Inc.	1,378	103,612
State Auto Financial Corp.	954	30,900
Stewart Information Services Corp.	487	18,891
The Allstate Corp.	7,723	839,336
The Hanover Insurance Group, Inc.	952	129,034
The Hartford Financial Services Group, Inc.	8,368	507,184
The Progressive Corp.	13,553	1,046,969
The Travelers Companies, Inc.	6,073	902,994
Trupanion, Inc. (A)(B)	822	20,895
United Fire Group, Inc.	546	25,651
United Insurance Holdings Corp.	1,214	16,984
Universal Insurance Holdings, Inc.	656	19,673
Unum Group	4,897	145,539
W.R. Berkley Corp.	4,273	308,639
White Mountains Insurance Group, Ltd.	73	78,840
		16,619,460
Mortgage real estate investment trusts – 0.2%
AG Mortgage Investment Trust, Inc.	700	10,605
AGNC Investment Corp.	12,394	199,419
Annaly Capital Management, Inc.	33,686	296,437
Anworth Mortgage Asset Corp.	2,512	8,290
Apollo Commercial Real Estate Finance, Inc.	3,449	66,117
Arbor Realty Trust, Inc.	2,432	31,884
Ares Commercial Real Estate Corp.	789	12,016
Arlington Asset Investment Corp., Class A	651	3,574
ARMOUR Residential REIT, Inc.	1,491	24,974
Blackstone Mortgage Trust, Inc., Class A	2,878	103,176
Capstead Mortgage Corp.	1,743	12,811
Cherry Hill Mortgage Investment Corp.	415	5,437
Chimera Investment Corp.	4,224	82,621
Colony Credit Real Estate, Inc.	3,014	43,582
Dynex Capital, Inc.	417	6,163
Ellington Financial, Inc.	880	15,902
Ellington Residential Mortgage REIT	539	5,681
Exantas Capital Corp.	859	9,767
Granite Point Mortgage Trust, Inc.	1,105	20,708
Great Ajax Corp.	535	8,293
Invesco Mortgage Capital, Inc.	3,007	46,037
KKR Real Estate Finance Trust, Inc.	1,084	21,171

278

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Ladder Capital Corp.	2,535	$43,779
MFA Financial, Inc.	10,879	80,069
New Residential Investment Corp.	9,490	148,803
New York Mortgage Trust, Inc.	4,717	28,727
Orchid Island Capital, Inc.	1,157	6,653
PennyMac Mortgage Investment Trust	1,761	39,147
Ready Capital Corp.	959	15,267
Redwood Trust, Inc.	2,127	34,904
Starwood Property Trust, Inc.	6,337	153,482
TPG RE Finance Trust, Inc.	1,656	32,855
Two Harbors Investment Corp.	6,141	80,631
Western Asset Mortgage Capital Corp.	1,158	11,175
		1,710,157
Thrifts and mortgage finance – 0.2%
Axos Financial, Inc. (A)	1,521	42,056
Bridgewater Bancshares, Inc. (A)	655	7,821
Capitol Federal Financial, Inc.	3,225	44,441
Columbia Financial, Inc. (A)	2,792	44,086
Dime Community Bancshares, Inc.	619	13,253
Entegra Financial Corp. (A)	250	7,510
Federal Agricultural Mortgage Corp., Class C	191	15,597
Federal Home Loan Mortgage Corp. (A)	14,756	52,974
Federal National Mortgage Association (A)(B)	25,841	98,196
First Defiance Financial Corp.	548	15,873
Flagstar Bancorp, Inc.	1,375	51,356
Home Bancorp, Inc.	185	7,213
HomeStreet, Inc. (A)	737	20,135
Impac Mortgage Holdings, Inc. (A)	577	4,541
Kearny Financial Corp.	2,110	27,514
LendingTree, Inc. (A)	304	94,371
Luther Burbank Corp.	1,316	14,910
Merchants Bancorp	686	11,346
Meridian Bancorp, Inc.	1,458	27,338
Meta Financial Group, Inc.	1,029	33,556
MGIC Investment Corp.	8,227	103,496
New York Community Bancorp, Inc.	10,679	134,021
NMI Holdings, Inc., Class A (A)	1,663	43,670
Northfield Bancorp, Inc.	1,351	21,697
Northwest Bancshares, Inc.	2,352	38,549
OceanFirst Financial Corp.	1,155	27,258
Ocwen Financial Corp. (A)	3,672	6,903
Oritani Financial Corp.	1,196	21,163
PCSB Financial Corp.	498	9,955
PDL Community Bancorp (A)	510	7,171
PennyMac Financial Services, Inc. (A)	1,814	55,109
Provident Bancorp, Inc. (A)	335	8,050
Provident Financial Services, Inc.	1,530	37,531
Radian Group, Inc.	4,787	109,335
Riverview Bancorp, Inc.	881	6,502
Southern Missouri Bancorp, Inc.	216	7,869
Sterling Bancorp, Inc.	1,272	12,415
Territorial Bancorp, Inc.	238	6,802
TFS Financial Corp.	6,468	116,553
Timberland Bancorp, Inc.	255	7,013
TrustCo Bank Corp.	2,616	21,320
United Community Financial Corp.	1,410	15,200
United Financial Bancorp, Inc.	1,401	19,096
Walker & Dunlop, Inc.	722	40,381
Washington Federal, Inc.	1,898	70,207
Western New England Bancorp, Inc.	789	7,519
WSFS Financial Corp.	1,238	54,596
		1,643,468
		100,609,992
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 12.2%
Biotechnology – 2.5%
AbbVie, Inc.	34,300	$2,597,196
Abeona Therapeutics, Inc. (A)	1,100	2,486
ACADIA Pharmaceuticals, Inc. (A)	3,370	121,286
Acceleron Pharma, Inc. (A)	1,207	47,689
Achillion Pharmaceuticals, Inc. (A)	3,779	13,604
Acorda Therapeutics, Inc. (A)	1,281	3,676
Aduro Biotech, Inc. (A)	2,092	2,218
Advaxis, Inc. (A)	131	35
Adverum Biotechnologies, Inc. (A)	1,608	8,764
Aeglea BioTherapeutics, Inc. (A)	797	6,129
Agenus, Inc. (A)	2,828	7,296
AgeX Therapeutics, Inc. (A)	332	651
Agios Pharmaceuticals, Inc. (A)(B)	1,424	46,138
Aileron Therapeutics, Inc. (A)	551	369
Aimmune Therapeutics, Inc. (A)	1,383	28,960
Akcea Therapeutics, Inc. (A)(B)	2,030	31,242
Akebia Therapeutics, Inc. (A)	2,523	9,890
Akero Therapeutics, Inc. (A)(B)	639	14,537
Albireo Pharma, Inc. (A)	301	6,020
Alder Biopharmaceuticals, Inc. (A)	1,872	35,306
Aldeyra Therapeutics, Inc. (A)	753	3,968
Alector, Inc. (A)	1,631	23,519
Alexion Pharmaceuticals, Inc. (A)	5,205	509,778
Alkermes PLC (A)	3,588	70,002
Allakos, Inc. (A)(B)	1,083	85,156
Allena Pharmaceuticals, Inc. (A)	769	3,030
Allogene Therapeutics, Inc. (A)	2,844	77,513
Alnylam Pharmaceuticals, Inc. (A)	2,507	201,613
AMAG Pharmaceuticals, Inc. (A)	970	11,204
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	14,148	2,737,779
Amicus Therapeutics, Inc. (A)	5,785	46,396
AnaptysBio, Inc. (A)	701	24,528
Anika Therapeutics, Inc. (A)	404	22,176
Apellis Pharmaceuticals, Inc. (A)	1,531	36,882
Applied Therapeutics, Inc. (A)	825	9,067
Aptinyx, Inc. (A)	599	2,091
Arcus Biosciences, Inc. (A)	732	6,661
Ardelyx, Inc. (A)	1,372	6,448
Arena Pharmaceuticals, Inc. (A)	1,195	54,695
ArQule, Inc. (A)	2,218	15,903
Arrowhead Pharmaceuticals, Inc. (A)(B)	2,333	65,744
Assembly Biosciences, Inc. (A)	477	4,689
Atara Biotherapeutics, Inc. (A)	861	12,157
Athenex, Inc. (A)	1,583	19,257
Atreca, Inc., Class A (A)	632	7,736
aTyr Pharma, Inc. (A)	99	347
Audentes Therapeutics, Inc. (A)	993	27,893
AVEO Pharmaceuticals, Inc. (A)	3,213	2,713
Avid Bioservices, Inc. (A)	774	4,102
Avrobio, Inc. (A)	811	11,451
Axcella Health, Inc. (A)	1,012	5,728
Bellicum Pharmaceuticals, Inc. (A)	939	986
BioCryst Pharmaceuticals, Inc. (A)	2,652	7,598
Biogen, Inc. (A)	4,498	1,047,224
BioMarin Pharmaceutical, Inc. (A)	4,160	280,384
BioSpecifics Technologies Corp. (A)	201	10,758
Bioxcel Therapeutics, Inc. (A)	702	4,942
Bluebird Bio, Inc. (A)	1,283	117,805
Blueprint Medicines Corp. (A)	1,141	83,829
Bridgebio Pharma, Inc. (A)	2,812	60,374
Calithera Biosciences, Inc. (A)	966	2,985
Calyxt, Inc. (A)	758	4,275
CareDx, Inc. (A)	890	20,123

279

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
CASI Pharmaceuticals, Inc. (A)	2,445	$8,166
Catalyst Pharmaceuticals, Inc. (A)	3,076	16,334
Celcuity, Inc. (A)	383	6,503
Celgene Corp. (A)	16,363	1,624,846
Celldex Therapeutics, Inc. (A)	241	513
CEL-SCI Corp. (A)(B)	1,201	10,737
ChemoCentryx, Inc. (A)	1,375	9,323
Chimerix, Inc. (A)	1,404	3,299
Clovis Oncology, Inc. (A)(B)	1,194	4,692
Coherus Biosciences, Inc. (A)	1,434	29,053
Conatus Pharmaceuticals, Inc. (A)	1,457	459
Concert Pharmaceuticals, Inc. (A)	641	3,769
Constellation Pharmaceuticals, Inc. (A)	754	4,871
Cortexyme, Inc. (A)	609	15,182
Corvus Pharmaceuticals, Inc. (A)	583	1,755
Crinetics Pharmaceuticals, Inc. (A)	719	10,814
CTI BioPharma Corp. (A)	2,346	1,952
Cue Biopharma, Inc. (A)	1,043	8,792
Curis, Inc. (A)	948	2,124
Cyclerion Therapeutics, Inc. (A)	973	11,793
Cytokinetics, Inc. (A)	1,480	16,842
CytomX Therapeutics, Inc. (A)	1,018	7,513
Deciphera Pharmaceuticals, Inc. (A)	803	27,254
Denali Therapeutics, Inc. (A)	2,246	34,409
Dicerna Pharmaceuticals, Inc. (A)	1,643	23,593
DNIB Unwind, Inc. (A)(C)	634	19
Dynavax Technologies Corp. (A)	1,633	5,838
Eagle Pharmaceuticals, Inc. (A)	282	15,953
Editas Medicine, Inc. (A)	1,148	26,106
Eidos Therapeutics, Inc. (A)	867	31,186
Eiger BioPharmaceuticals, Inc. (A)	622	6,376
Emergent BioSolutions, Inc. (A)	1,108	57,926
Enanta Pharmaceuticals, Inc. (A)	427	25,654
Epizyme, Inc. (A)	1,858	19,165
Equillium, Inc. (A)	863	3,279
Esperion Therapeutics, Inc. (A)	700	25,662
Evelo Biosciences, Inc. (A)	584	3,562
Exact Sciences Corp. (A)	2,968	268,218
Exelixis, Inc. (A)	7,009	123,954
Fate Therapeutics, Inc. (A)	1,591	24,708
FibroGen, Inc. (A)	1,999	73,923
Five Prime Therapeutics, Inc. (A)	797	3,088
Flexion Therapeutics, Inc. (A)	1,007	13,801
Fortress Biotech, Inc. (A)	1,754	2,473
Forty Seven, Inc. (A)	1,408	9,039
G1 Therapeutics, Inc. (A)	777	17,700
Galectin Therapeutics, Inc. (A)(B)	1,661	6,096
Genomic Health, Inc. (A)	828	56,155
Geron Corp. (A)(B)	4,452	5,921
Gilead Sciences, Inc.	29,496	1,869,456
Global Blood Therapeutics, Inc. (A)	1,317	63,901
GlycoMimetics, Inc. (A)	901	3,883
Gossamer Bio, Inc. (A)	1,562	26,226
Gritstone Oncology, Inc. (A)	586	5,060
Halozyme Therapeutics, Inc. (A)	3,467	53,773
Harpoon Therapeutics, Inc. (A)	583	7,964
Homology Medicines, Inc. (A)	1,041	18,842
Hookipa Pharma, Inc. (A)	1,077	8,078
Idera Pharmaceuticals, Inc. (A)	526	1,520
Immunic, Inc. (A)	34	342
ImmunoGen, Inc. (A)	3,078	7,449
Immunomedics, Inc. (A)	4,655	61,725
Incyte Corp. (A)	4,980	369,665
Infinity Pharmaceuticals, Inc. (A)	2,628	2,707
Inovio Pharmaceuticals, Inc. (A)(B)	2,493	5,111
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Insmed, Inc. (A)	2,037	$35,933
Insys Therapeutics, Inc. (A)	2,022	364
Intellia Therapeutics, Inc. (A)	993	13,257
Intercept Pharmaceuticals, Inc. (A)	799	53,022
Intrexon Corp. (A)(B)	3,305	18,905
Invitae Corp. (A)	2,098	40,428
Ionis Pharmaceuticals, Inc. (A)	3,259	195,247
Ironwood Pharmaceuticals, Inc. (A)	3,567	30,623
Jounce Therapeutics, Inc. (A)	886	2,950
Kadmon Holdings, Inc. (A)	2,301	5,799
KalVista Pharmaceuticals, Inc. (A)	368	4,269
Karuna Therapeutics, Inc. (A)	535	8,731
Kezar Life Sciences, Inc. (A)	340	1,115
Kindred Biosciences, Inc. (A)	928	6,357
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,082	9,208
Kodiak Sciences, Inc. (A)	873	12,554
Krystal Biotech, Inc. (A)	426	14,793
Kura Oncology, Inc. (A)	1,159	17,582
Lexicon Pharmaceuticals, Inc. (A)(B)	2,915	8,774
Ligand Pharmaceuticals, Inc. (A)	454	45,191
Lineage Cell Therapeutics, Inc. (A)	3,331	3,264
LogicBio Therapeutics, Inc. (A)	641	6,929
MacroGenics, Inc. (A)	1,031	13,156
Madrigal Pharmaceuticals, Inc. (A)	342	29,487
Magenta Therapeutics, Inc. (A)	1,068	10,958
MannKind Corp. (A)(B)	2,896	3,620
Marker Therapeutics, Inc. (A)(B)	1,096	5,601
MediciNova, Inc. (A)(B)	1,166	9,276
MEI Pharma, Inc. (A)	2,438	4,096
MeiraGTx Holdings PLC (A)	652	10,399
Mereo Biopharma Group PLC, ADR (A)	63	183
Merrimack Pharmaceuticals, Inc.	578	2,595
Mersana Therapeutics, Inc. (A)	637	1,006
MiMedx Group, Inc. (A)(B)	2,595	12,716
Minerva Neurosciences, Inc. (A)	1,207	9,354
Miragen Therapeutics, Inc. (A)	828	605
Moderna, Inc. (A)(B)	7,665	122,027
Molecular Templates, Inc. (A)	772	5,087
Momenta Pharmaceuticals, Inc. (A)	2,115	27,410
Morphic Holding, Inc. (A)	695	12,586
Mustang Bio, Inc. (A)	783	2,553
Myriad Genetics, Inc. (A)	1,593	45,608
NantKwest, Inc. (A)(B)	2,233	2,724
Natera, Inc. (A)	1,758	57,662
Neon Therapeutics, Inc. (A)	1,269	2,183
Neurocrine Biosciences, Inc. (A)	2,121	191,123
NewLink Genetics Corp. (A)	821	1,305
NextCure, Inc. (A)	518	15,980
Novavax, Inc. (A)(B)	417	2,093
Oncocyte Corp. (A)	1,221	2,564
OncoMed Pharmaceuticals, Inc. (A)(C)	498	5
Oncternal Therapeutics, Inc. (A)(C)	38	78
Oncternal Therapeutics, Inc. (A)	38	190
OPKO Health, Inc. (A)(B)	13,787	28,815
Organogenesis Holdings, Inc. (A)(B)	2,172	14,270
Ovid therapeutics, Inc. (A)	886	2,871
Palatin Technologies, Inc. (A)	1,228	1,116
PDL BioPharma, Inc. (A)	1,734	3,745
PDS Biotechnology Corp. (A)	44	147
Pfenex, Inc. (A)	1,253	10,575
PhaseBio Pharmaceuticals, Inc. (A)	760	3,169
Pieris Pharmaceuticals, Inc. (A)	1,471	5,016
PolarityTE, Inc. (A)	290	937
Portola Pharmaceuticals, Inc. (A)	1,588	42,590

280

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Precision BioSciences, Inc. (A)	1,206	$10,118
Prevail Therapeutics, Inc. (A)	803	9,861
Principia Biopharma, Inc. (A)	584	16,492
Progenics Pharmaceuticals, Inc. (A)	1,955	9,883
Protagonist Therapeutics, Inc. (A)	486	5,837
Proteostasis Therapeutics, Inc. (A)	1,327	1,121
PTC Therapeutics, Inc. (A)	1,364	46,130
Puma Biotechnology, Inc. (A)	1,014	10,916
Ra Pharmaceuticals, Inc. (A)	989	23,390
Recro Pharma, Inc. (A)	896	9,928
Regeneron Pharmaceuticals, Inc. (A)	2,544	705,706
REGENXBIO, Inc. (A)	843	30,011
Regulus Therapeutics, Inc. (A)	504	363
Repligen Corp. (A)	1,119	85,816
Replimune Group, Inc. (A)	611	8,493
Retrophin, Inc. (A)	1,052	12,193
Rhythm Pharmaceuticals, Inc. (A)	694	14,983
Rigel Pharmaceuticals, Inc. (A)	3,503	6,551
Rocket Pharmaceuticals, Inc. (A)	971	11,312
Rubius Therapeutics, Inc. (A)(B)	2,133	16,744
Sage Therapeutics, Inc. (A)	1,190	166,945
Sangamo Therapeutics, Inc. (A)	2,910	26,336
Sarepta Therapeutics, Inc. (A)	1,723	129,776
Savara, Inc. (A)	827	2,192
Scholar Rock Holding Corp. (A)	429	3,840
Seattle Genetics, Inc. (A)	3,751	320,335
Selecta Biosciences, Inc. (A)	604	1,057
Seres Therapeutics, Inc. (A)	1,133	4,543
Sesen Bio, Inc. (A)(B)	4,361	5,102
Sierra Oncology, Inc. (A)	2,075	810
Solid Biosciences, Inc. (A)	559	5,780
Spark Therapeutics, Inc. (A)	894	86,700
Spectrum Pharmaceuticals, Inc. (A)	2,679	22,222
Spero Therapeutics, Inc. (A)	635	6,731
Spring Bank Pharmaceuticals, Inc. (A)	517	1,810
Stemline Therapeutics, Inc. (A)	1,279	13,314
Stoke Therapeutics, Inc. (A)	740	15,903
Sunesis Pharmaceuticals, Inc. (A)	1,269	914
Surface Oncology, Inc. (A)	1,474	2,093
Sutro Biopharma, Inc. (A)	635	5,772
Syndax Pharmaceuticals, Inc. (A)	629	4,699
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Synlogic, Inc. (A)	463	1,060
Synthorx, Inc. (A)	762	12,398
Syros Pharmaceuticals, Inc. (A)	721	7,484
T2 Biosystems, Inc. (A)(B)	160	400
TCR2 Therapeutics, Inc. (A)	707	10,626
The Medicines Company (A)	1,753	87,650
Tobira Therapeutics, Inc. (A)(C)	609	8,398
Tocagen, Inc. (A)	929	615
Translate Bio, Inc. (A)	932	9,236
Turning Point Therapeutics, Inc. (A)	737	27,711
Twist Bioscience Corp. (A)	774	18,483
Tyme Technologies, Inc. (A)(B)	2,042	2,430
Ultragenyx Pharmaceutical, Inc. (A)	1,343	57,454
United Therapeutics Corp. (A)	1,054	84,057
UNITY Biotechnology, Inc. (A)	766	4,673
Unum Therapeutics, Inc. (A)	1,434	2,065
UroGen Pharma, Ltd. (A)	501	11,939
Vanda Pharmaceuticals, Inc. (A)	1,222	16,228
Veracyte, Inc. (A)	1,224	29,376
Verastem, Inc. (A)(B)	1,842	2,229
Vericel Corp. (A)	881	13,338
Vertex Pharmaceuticals, Inc. (A)	5,945	1,007,202
Viking Therapeutics, Inc. (A)	1,958	13,471
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Voyager Therapeutics, Inc. (A)	743	$12,787
vTv Therapeutics, Inc., Class A (A)(B)	1,071	1,660
X4 Pharmaceuticals, Inc. (A)	101	1,284
XBiotech, Inc. (A)	711	7,437
Xencor, Inc. (A)	1,295	43,680
XOMA Corp. (A)	278	5,427
Y-mAbs Therapeutics, Inc. (A)	853	22,229
Zafgen, Inc. (A)	1,004	742
ZIOPHARM Oncology, Inc. (A)(B)	3,927	16,808
		18,607,495
Health care equipment and supplies – 2.8%
Abbott Laboratories	40,934	3,424,948
ABIOMED, Inc. (A)	1,048	186,429
Accuray, Inc. (A)	2,433	6,739
Align Technology, Inc. (A)	1,857	335,968
Alphatec Holdings, Inc. (A)	1,619	8,127
AngioDynamics, Inc. (A)	1,021	18,807
Antares Pharma, Inc. (A)	4,423	14,795
Apyx Medical Corp. (A)	1,120	7,582
AtriCure, Inc. (A)	953	23,768
Atrion Corp.	41	31,946
Avanos Medical, Inc. (A)	1,125	42,143
Avedro, Inc. (A)	411	9,330
Axogen, Inc. (A)	911	11,369
Axonics Modulation Technologies, Inc. (A)	663	17,848
Baxter International, Inc.	11,835	1,035,207
Becton, Dickinson and Company	6,256	1,582,518
Biolife Solutions, Inc. (A)	435	7,232
Boston Scientific Corp. (A)	32,265	1,312,863
Cantel Medical Corp.	972	72,706
Cardiovascular Systems, Inc. (A)	748	35,545
Cerus Corp. (A)	3,177	16,377
Conformis, Inc. (A)(B)	2,228	4,144
CONMED Corp.	652	62,690
Corindus Vascular Robotics, Inc. (A)	3,583	15,335
CryoLife, Inc. (A)	912	24,761
CryoPort, Inc. (A)	894	14,621
Cutera, Inc. (A)	375	10,961
CytoSorbents Corp. (A)(B)	1,244	6,257
Danaher Corp.	16,620	2,400,427
DENTSPLY SIRONA, Inc.	5,486	292,459
DexCom, Inc. (A)	2,135	318,627
Edwards Lifesciences Corp. (A)	4,838	1,063,925
Endologix, Inc. (A)	242	961
Establishment Labs Holdings, Inc. (A)	483	9,134
FONAR Corp. (A)	241	4,981
GenMark Diagnostics, Inc. (A)	1,560	9,454
Glaukos Corp. (A)	845	52,821
Globus Medical, Inc., Class A (A)	2,251	115,071
Haemonetics Corp. (A)	1,189	149,980
Heska Corp. (A)	197	13,961
Hill-Rom Holdings, Inc.	1,549	163,001
Hologic, Inc. (A)	6,226	314,351
ICU Medical, Inc. (A)	480	76,608
IDEXX Laboratories, Inc. (A)	1,996	542,772
Inogen, Inc. (A)	520	24,913
Insulet Corp. (A)	1,388	228,923
Integer Holdings Corp. (A)	758	57,274
Integra LifeSciences Holdings Corp. (A)	1,975	118,638
Intuitive Surgical, Inc. (A)	2,679	1,446,472
Invacare Corp.	900	6,750
iRadimed Corp. (A)	405	8,513
iRhythm Technologies, Inc. (A)	621	46,022
IRIDEX Corp. (A)	814	1,538

281

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Lantheus Holdings, Inc. (A)	1,016	$25,466
LeMaitre Vascular, Inc.	515	17,603
Masimo Corp. (A)	1,251	186,136
Meridian Bioscience, Inc.	1,192	11,312
Merit Medical Systems, Inc. (A)	1,226	37,344
Mesa Laboratories, Inc.	104	24,728
Misonix, Inc. (A)	328	6,593
Natus Medical, Inc. (A)	710	22,606
Neogen Corp. (A)	1,187	80,847
Neuronetics, Inc. (A)	649	5,393
Nevro Corp. (A)	723	62,156
NuVasive, Inc. (A)	1,239	78,528
Nuvectra Corp. (A)	555	755
Obalon Therapeutics, Inc. (A)	80	155
OraSure Technologies, Inc. (A)	1,625	12,139
Orthofix Medical, Inc. (A)	509	26,987
OrthoPediatrics Corp. (A)	403	14,210
Penumbra, Inc. (A)(B)	799	107,458
Pulse Biosciences, Inc. (A)(B)	385	5,944
Quidel Corp. (A)	915	56,135
ResMed, Inc.	3,328	449,646
Rockwell Medical, Inc. (A)(B)	1,446	3,991
RTI Surgical Holdings, Inc. (A)	1,700	4,845
SeaSpine Holdings Corp. (A)	591	7,216
Senseonics Holdings, Inc. (A)(B)	3,826	3,782
Shockwave Medical, Inc. (A)	654	19,574
SI-BONE, Inc. (A)	700	12,369
Sientra, Inc. (A)	532	3,447
Silk Road Medical, Inc. (A)	716	23,291
Soliton, Inc. (A)(B)	506	5,409
STAAR Surgical Company (A)	1,153	29,724
Stereotaxis, Inc. (A)	2,659	9,333
Stryker Corp.	8,655	1,872,077
Surmodics, Inc. (A)	364	16,649
Tactile Systems Technology, Inc. (A)	467	19,763
Tandem Diabetes Care, Inc. (A)	1,351	79,682
Teleflex, Inc.	1,071	363,872
The Cooper Companies, Inc.	1,148	340,956
TransEnterix, Inc. (A)	4,508	2,794
TransMedics Group, Inc. (A)	477	11,329
Utah Medical Products, Inc.	104	9,967
Vapotherm, Inc. (A)	424	4,015
Varex Imaging Corp. (A)	786	22,432
Varian Medical Systems, Inc. (A)	2,110	251,280
West Pharmaceutical Services, Inc.	1,707	242,087
Zimmer Biomet Holdings, Inc.	4,751	652,170
		21,052,787
Health care providers and services – 2.2%
AAC Holdings, Inc. (A)(B)	965	647
Acadia Healthcare Company, Inc. (A)	2,171	67,475
Aceto Corp. (A)	853	85
Addus HomeCare Corp. (A)	312	24,735
Amedisys, Inc. (A)	749	98,126
American Renal Associates Holdings, Inc. (A)	923	5,833
AmerisourceBergen Corp.	4,875	401,359
AMN Healthcare Services, Inc. (A)	1,148	66,079
Anthem, Inc.	5,967	1,432,677
Apollo Medical Holdings, Inc. (A)	629	11,083
BioTelemetry, Inc. (A)	716	29,163
Brookdale Senior Living, Inc. (A)	4,348	32,958
Capital Senior Living Corp. (A)	893	3,911
Cardinal Health, Inc.	6,907	325,941
Catasys, Inc. (A)(B)	418	6,588
Centene Corp. (A)	9,592	414,950
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Chemed Corp.	372	$155,336
Cigna Corp.	8,804	1,336,359
Community Health Systems, Inc. (A)	3,196	11,506
CorVel Corp. (A)	437	33,081
Covetrus, Inc. (A)	2,602	30,938
Cross Country Healthcare, Inc. (A)	1,014	10,444
CVS Health Corp.	30,133	1,900,488
DaVita, Inc. (A)	3,834	218,806
Diplomat Pharmacy, Inc. (A)	1,868	9,153
Encompass Health Corp.	2,293	145,101
Enzo Biochem, Inc. (A)	1,266	4,558
Genesis Healthcare, Inc. (A)	2,733	3,034
Guardant Health, Inc. (A)	2,130	135,958
Hanger, Inc. (A)	926	18,872
HCA Healthcare, Inc.	7,942	956,376
HealthEquity, Inc. (A)	1,617	92,403
Henry Schein, Inc. (A)	3,459	219,647
Humana, Inc.	3,133	801,014
Laboratory Corp. of America Holdings (A)	2,284	383,712
LHC Group, Inc. (A)	738	83,807
Magellan Health, Inc. (A)	566	35,149
McKesson Corp.	4,409	602,534
MedCath Corp. (A)(C)	613	307
MEDNAX, Inc. (A)	1,926	43,566
Molina Healthcare, Inc. (A)	1,455	159,643
National HealthCare Corp.	341	27,911
National Research Corp.	584	33,726
Option Care Health, Inc. (A)	3,600	11,520
Owens & Minor, Inc.	1,661	9,650
Patterson Companies, Inc.	2,037	36,299
PetIQ, Inc. (A)	575	15,675
Premier, Inc., Class A (A)	2,940	85,025
Quest Diagnostics, Inc.	3,120	333,934
Quorum Health Corp. (A)	392	474
R1 RCM, Inc. (A)	2,386	21,307
RadNet, Inc. (A)	1,310	18,812
Select Medical Holdings Corp. (A)	3,247	53,803
Surgery Partners, Inc. (A)(B)	1,386	10,236
Tenet Healthcare Corp. (A)	2,354	52,070
The Ensign Group, Inc.	1,243	58,955
The Joint Corp. (A)	360	6,700
The Providence Service Corp. (A)	241	14,330
Tivity Health, Inc. (A)	1,247	20,738
UnitedHealth Group, Inc.	22,049	4,791,689
Universal Health Services, Inc., Class B	2,092	311,185
US Physical Therapy, Inc.	288	37,598
WellCare Health Plans, Inc. (A)	1,167	302,451
		16,567,490
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	3,723	40,879
Castlight Health, Inc., B Shares (A)	3,656	5,155
Cerner Corp.	7,547	514,479
Change Healthcare, Inc. (A)	2,913	35,189
Computer Programs & Systems, Inc.	379	8,569
Evolent Health, Inc., Class A (A)	2,045	14,704
HealthStream, Inc. (A)	886	22,939
HMS Holdings Corp. (A)	1,934	66,655
Inovalon Holdings, Inc., Class A (A)	3,391	55,578
Inspire Medical Systems, Inc. (A)	553	33,744
Medidata Solutions, Inc. (A)	1,476	135,054
NantHealth, Inc. (A)(B)	3,451	2,519
NextGen Healthcare, Inc. (A)	1,375	21,546
Omnicell, Inc. (A)	915	66,127
Simulations Plus, Inc.	455	15,789

282

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Tabula Rasa HealthCare, Inc. (A)	474	$26,042
Teladoc Health, Inc. (A)(B)	1,669	113,025
Veeva Systems, Inc., Class A (A)	3,400	519,146
Vocera Communications, Inc. (A)	782	19,276
		1,716,415
Life sciences tools and services – 1.0%
Accelerate Diagnostics, Inc. (A)(B)	1,138	21,133
Adaptive Biotechnologies Corp. (A)(B)	2,817	87,045
Agilent Technologies, Inc.	7,331	561,775
Avantor, Inc. (A)	12,412	182,456
Bio-Rad Laboratories, Inc., Class A (A)	692	230,256
Bio-Techne Corp.	881	172,385
Bruker Corp.	3,651	160,388
Cambrex Corp. (A)	726	43,197
Charles River Laboratories International, Inc. (A)	1,131	149,710
Codexis, Inc. (A)	1,349	18,502
Fluidigm Corp. (A)	1,624	7,519
Harvard Bioscience, Inc. (A)	485	1,491
Illumina, Inc. (A)	3,412	1,037,999
IQVIA Holdings, Inc. (A)	4,575	683,414
Luminex Corp.	874	18,048
Medpace Holdings, Inc. (A)	869	73,031
Mettler-Toledo International, Inc. (A)	576	405,734
NanoString Technologies, Inc. (A)	769	16,603
NeoGenomics, Inc. (A)	2,516	48,106
Pacific Biosciences of California, Inc. (A)	3,229	16,662
PerkinElmer, Inc.	2,574	219,228
Personalis, Inc. (A)	696	10,214
PRA Health Sciences, Inc. (A)	1,526	151,425
Quanterix Corp. (A)	534	11,727
Syneos Health, Inc. (A)	2,414	128,449
Thermo Fisher Scientific, Inc.	9,279	2,702,694
Waters Corp. (A)	1,611	359,624
		7,518,815
Pharmaceuticals – 3.5%
AcelRx Pharmaceuticals, Inc. (A)(B)	2,585	5,687
Acer Therapeutics, Inc. (A)	299	954
Aclaris Therapeutics, Inc. (A)	747	807
Adamis Pharmaceuticals Corp. (A)	1,632	1,150
Aerie Pharmaceuticals, Inc. (A)	991	19,047
Agile Therapeutics, Inc. (A)	1,595	1,890
Akorn, Inc. (A)	3,187	12,111
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Allergan PLC	7,609	1,280,519
Amneal Pharmaceuticals, Inc. (A)	6,203	17,989
Amphastar Pharmaceuticals, Inc. (A)	1,295	25,680
Ampio Pharmaceuticals, Inc. (A)	1,902	953
ANI Pharmaceuticals, Inc. (A)	324	23,613
Aquestive Therapeutics, Inc. (A)	893	2,840
Arvinas, Inc. (A)	815	17,563
Assertio Therapeutics, Inc. (A)	1,816	2,324
Axsome Therapeutics, Inc. (A)	782	15,828
BioDelivery Sciences International, Inc. (A)	2,697	11,354
Bristol-Myers Squibb Company	37,960	1,924,952
Cara Therapeutics, Inc. (A)	894	16,342
Catalent, Inc. (A)	3,413	162,664
Cerecor, Inc. (A)	1,644	5,409
Chiasma, Inc. (A)	1,201	5,945
Clearside Biomedical, Inc. (A)	998	629
Collegium Pharmaceutical, Inc. (A)	840	9,643
Corcept Therapeutics, Inc. (A)	2,419	34,193
Corium International, Inc. (A)(C)	1,009	182
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Dermira, Inc. (A)	1,155	$7,380
Dova Pharmaceuticals, Inc. (A)(B)	710	19,845
Durect Corp. (A)	4,211	7,748
Elanco Animal Health, Inc. (A)	8,669	230,509
Elanco Animal Health, Inc. (A)(C)	1,239	31
Eli Lilly & Company	22,530	2,519,530
Eloxx Pharmaceuticals, Inc. (A)	705	3,187
Endo International PLC (A)	5,320	17,077
Evofem Biosciences, Inc. (A)	1,489	7,505
Evolus, Inc. (A)(B)	516	8,060
Harrow Health, Inc. (A)	964	5,418
Horizon Therapeutics PLC (A)	4,296	116,980
Innovate Biopharmaceuticals, Inc. (A)	319	341
Innoviva, Inc. (A)	2,501	26,361
Intersect ENT, Inc. (A)	798	13,574
Johnson & Johnson	61,599	7,969,679
Kala Pharmaceuticals, Inc. (A)	674	2,565
Kaleido Biosciences, Inc. (A)(B)	966	7,274
Lannett Company, Inc. (A)	1,025	11,480
Liquidia Technologies, Inc. (A)	317	1,129
Marinus Pharmaceuticals, Inc. (A)	1,468	2,261
Melinta Therapeutics, Inc. (A)	156	594
Menlo Therapeutics, Inc. (A)	195	874
Merck & Company, Inc.	59,748	5,029,587
MyoKardia, Inc. (A)(B)	1,102	57,469
Nektar Therapeutics (A)	4,020	73,224
Neos Therapeutics, Inc. (A)(B)	969	1,434
NGM Biopharmaceuticals, Inc. (A)	1,577	21,841
Ocular Therapeutix, Inc. (A)(B)	1,316	4,001
Odonate Therapeutics, Inc. (A)	680	17,700
Omeros Corp. (A)(B)	1,320	21,556
Omthera Pharmaceuticals, Inc. (A)(C)	598	368
Omthera Pharmaceuticals, Inc. (A)(C)	498	137
Optinose, Inc. (A)	957	6,699
Osmotica Pharmaceuticals PLC (A)	824	3,164
Otonomy, Inc. (A)	1,390	3,322
Pacira BioSciences, Inc. (A)	923	35,139
Paratek Pharmaceuticals, Inc. (A)(B)	760	3,283
Pfizer, Inc.	128,834	4,629,006
Phibro Animal Health Corp., Class A	851	18,152
Prestige Consumer Healthcare, Inc. (A)	1,206	41,836
Provention Bio, Inc. (A)	902	6,156
Reata Pharmaceuticals, Inc., Class A (A)	714	57,327
resTORbio, Inc. (A)	720	6,365
Revance Therapeutics, Inc. (A)	851	11,063
scPharmaceuticals, Inc. (A)	640	3,789
Sienna Biopharmaceuticals, Inc. (A)	555	112
SIGA Technologies, Inc. (A)	2,522	12,913
Strongbridge Biopharma PLC (A)	1,240	2,964
Supernus Pharmaceuticals, Inc. (A)	1,156	31,767
Teligent, Inc. (A)(B)	1,521	1,445
Tetraphase Pharmaceuticals, Inc. (A)	70	373
TherapeuticsMD, Inc. (A)(B)	5,607	20,353
Tilray, Inc., Class 2 (A)(B)	2,285	56,531
Tricida, Inc. (A)	1,158	35,747
Urovant Sciences, Ltd. (A)	916	8,675
Verrica Pharmaceuticals, Inc. (A)	806	11,897
Xeris Pharmaceuticals, Inc. (A)	948	9,319
Zoetis, Inc.	11,112	1,384,444
Zogenix, Inc. (A)	1,017	40,721
Zynerba Pharmaceuticals, Inc. (A)	581	4,392
		26,254,013
		91,717,015
Industrials – 9.7%

283

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense – 2.5%
AAR Corp.	757	$31,196
Aerojet Rocketdyne Holdings, Inc. (A)	1,840	92,938
AeroVironment, Inc. (A)	512	27,423
Arconic, Inc.	10,250	266,500
Astronics Corp. (A)	623	18,304
Astronics Corp., Class B (A)	93	2,726
Axon Enterprise, Inc. (A)	1,397	79,322
BWX Technologies, Inc.	2,222	127,121
Cubic Corp.	751	52,893
Curtiss-Wright Corp.	1,021	132,087
Ducommun, Inc. (A)	321	13,610
General Dynamics Corp.	6,705	1,225,205
HEICO Corp., Class A	3,116	303,218
Hexcel Corp.	1,959	160,893
Huntington Ingalls Industries, Inc.	967	204,801
Kratos Defense & Security Solutions, Inc. (A)	2,458	45,707
L3Harris Technologies, Inc.	5,141	1,072,618
Lockheed Martin Corp.	6,564	2,560,354
Maxar Technologies, Inc.	1,394	10,594
Mercury Systems, Inc. (A)	1,316	106,820
Moog, Inc., Class A	800	64,896
National Presto Industries, Inc.	196	17,462
Northrop Grumman Corp.	3,942	1,477,422
Park Aerospace Corp.	597	10,483
Parsons Corp. (A)	2,243	73,974
Raytheon Company	6,497	1,274,646
Spirit AeroSystems Holdings, Inc., Class A	2,408	198,034
Teledyne Technologies, Inc. (A)	855	275,301
Textron, Inc.	5,419	265,314
The Boeing Company	13,057	4,967,797
TransDigm Group, Inc.	1,235	643,027
Triumph Group, Inc.	1,030	23,566
United Technologies Corp.	20,007	2,731,356
Vectrus, Inc. (A)	294	11,951
Wesco Aircraft Holdings, Inc. (A)	2,140	23,561
		18,593,120
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	1,300	27,326
Atlas Air Worldwide Holdings, Inc. (A)	573	14,457
C.H. Robinson Worldwide, Inc.	3,131	265,446
Echo Global Logistics, Inc. (A)	790	17,894
Expeditors International of Washington, Inc.	4,016	298,349
FedEx Corp.	6,043	879,680
Forward Air Corp.	699	44,540
Hub Group, Inc., Class A (A)	749	34,829
United Parcel Service, Inc., Class B	19,968	2,392,566
XPO Logistics, Inc. (A)	2,135	152,802
		4,127,889
Airlines – 0.4%
Alaska Air Group, Inc.	2,896	187,979
Allegiant Travel Company	394	58,966
American Airlines Group, Inc.	10,318	278,276
Delta Air Lines, Inc.	15,183	874,541
Hawaiian Holdings, Inc.	993	26,076
JetBlue Airways Corp. (A)	6,903	115,625
Mesa Air Group, Inc. (A)	734	4,951
SkyWest, Inc.	1,159	66,527
Southwest Airlines Company	12,604	680,742
Spirit Airlines, Inc. (A)	1,614	58,588
United Airlines Holdings, Inc. (A)	6,103	539,566
		2,891,837
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products – 0.4%
AAON, Inc.	1,262	$57,976
Advanced Drainage Systems, Inc.	1,309	42,241
American Woodmark Corp. (A)	392	34,853
AO Smith Corp.	3,863	184,304
Apogee Enterprises, Inc.	604	23,550
Armstrong Flooring, Inc. (A)	761	4,863
Armstrong World Industries, Inc.	1,135	109,755
Builders FirstSource, Inc. (A)	2,730	56,170
Continental Building Products, Inc. (A)	772	21,068
Cornerstone Building Brands, Inc. (A)	2,919	17,660
CSW Industrials, Inc.	335	23,125
Fortune Brands Home & Security, Inc.	3,250	177,775
Gibraltar Industries, Inc. (A)	685	31,469
Griffon Corp.	1,323	27,743
Insteel Industries, Inc.	543	11,148
JELD-WEN Holding, Inc. (A)	2,344	45,216
Johnson Controls International PLC	21,433	940,694
Lennox International, Inc.	906	220,131
Masco Corp.	6,801	283,466
Owens Corning	2,510	158,632
Patrick Industries, Inc. (A)	515	22,083
PGT Innovations, Inc. (A)	1,354	23,384
Quanex Building Products Corp.	554	10,016
Resideo Technologies, Inc. (A)	2,957	42,433
Simpson Manufacturing Company, Inc.	1,040	72,145
Trex Company, Inc. (A)	1,354	123,119
Universal Forest Products, Inc.	1,489	59,381
		2,824,400
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,566	56,877
ACCO Brands Corp.	2,362	23,313
ADT, Inc. (B)	17,595	110,321
Advanced Disposal Services, Inc. (A)	2,130	69,374
ARC Document Solutions, Inc. (A)	1,859	2,528
Brady Corp., Class A	1,234	65,464
BrightView Holdings, Inc. (A)	2,446	41,949
Casella Waste Systems, Inc., Class A (A)	1,180	50,669
CECO Environmental Corp. (A)	1,030	7,195
Cintas Corp.	2,426	650,411
Civeo Corp. (A)	3,710	4,712
Clean Harbors, Inc. (A)	1,304	100,669
Copart, Inc. (A)	5,324	427,677
Covanta Holding Corp.	3,090	53,426
Deluxe Corp.	1,021	50,192
Ennis, Inc.	700	14,147
Healthcare Services Group, Inc.	1,608	39,058
Heritage-Crystal Clean, Inc. (A)	637	16,881
Herman Miller, Inc.	1,463	67,430
HNI Corp.	1,011	35,891
Hudson Technologies, Inc. (A)	1,248	886
IAA, Inc. (A)	3,164	132,034
Interface, Inc.	1,386	20,014
KAR Auction Services, Inc.	3,164	77,676
Kimball International, Inc., Class B	1,061	20,477
Knoll, Inc.	1,051	26,643
LSC Communications, Inc.	987	1,362
Matthews International Corp., Class A	749	26,507
McGrath RentCorp	546	37,996
Mobile Mini, Inc.	1,065	39,256
MSA Safety, Inc.	874	95,362
NL Industries, Inc. (A)	1,371	5,155
PICO Holdings, Inc. (A)	659	6,649
Pitney Bowes, Inc.	4,518	20,647
Quad/Graphics, Inc.	1,451	15,250
Republic Services, Inc.	7,465	646,096

284

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Rollins, Inc.	7,708	$262,612
RR Donnelley & Sons Company	1,999	7,536
SP Plus Corp. (A)	619	22,903
Steelcase, Inc., Class A	2,699	49,662
Stericycle, Inc. (A)	2,122	108,073
Swisher Hygiene, Inc. (A)(C)	450	0
Team, Inc. (A)	842	15,198
Tetra Tech, Inc.	1,284	111,400
The Brink's Company	1,157	95,973
UniFirst Corp.	428	83,511
US Ecology, Inc.	492	31,458
Viad Corp.	446	29,949
VSE Corp.	302	10,295
Waste Management, Inc.	9,855	1,133,325
		5,022,089
Construction and engineering – 0.2%
AECOM (A)	3,646	136,944
Aegion Corp. (A)	916	19,584
Ameresco, Inc., Class A (A)	1,258	20,216
Arcosa, Inc.	1,020	34,894
Argan, Inc.	415	16,305
Comfort Systems USA, Inc.	857	37,905
Construction Partners, Inc., Class A (A)	1,192	18,571
Dycom Industries, Inc. (A)	774	39,513
EMCOR Group, Inc.	1,303	112,214
Fluor Corp.	3,251	62,192
Granite Construction, Inc.	1,123	36,082
Great Lakes Dredge & Dock Corp. (A)	1,745	18,235
HC2 Holdings, Inc. (A)(B)	1,457	3,424
IES Holdings, Inc. (A)	602	12,395
Jacobs Engineering Group, Inc.	3,167	289,781
MasTec, Inc. (A)	1,765	114,601
MYR Group, Inc. (A)	461	14,425
Northwest Pipe Company (A)	368	10,359
Orion Group Holdings, Inc. (A)	1,081	4,865
Primoris Services Corp.	1,046	20,512
Quanta Services, Inc.	3,285	124,173
Sterling Construction Company, Inc. (A)	733	9,639
Tutor Perini Corp. (A)	1,370	19,632
Valmont Industries, Inc.	505	69,912
WillScot Corp. (A)	2,735	42,611
		1,288,984
Electrical equipment – 0.5%
Acuity Brands, Inc.	910	122,659
Allied Motion Technologies, Inc.	289	10,205
American Superconductor Corp. (A)	815	6,390
AMETEK, Inc.	5,288	485,544
Atkore International Group, Inc. (A)	1,040	31,564
AZZ, Inc.	556	24,219
Babcock & Wilcox Enterprises, Inc. (A)	170	814
Bloom Energy Corp., Class A (A)(B)	3,039	9,877
Eaton Corp. PLC	9,812	815,868
Emerson Electric Company	14,251	952,822
Encore Wire Corp.	450	25,326
Energous Corp. (A)(B)	688	2,281
EnerSys	980	64,621
FuelCell Energy, Inc. (A)	303	99
GrafTech International, Ltd. (B)	6,704	85,811
Hubbell, Inc.	1,250	164,250
LSI Industries, Inc.	199	1,039
Monitronics International, Inc. (A)	62	465
nVent Electric PLC	4,202	92,612
Plug Power, Inc. (A)(B)	6,157	16,193
Powell Industries, Inc.	332	12,998
Preformed Line Products Company	145	7,916
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Regal Beloit Corp.	1,021	$74,380
Revolution Lighting Technologies, Inc. (A)(B)	1,281	296
Rockwell Automation, Inc.	2,745	452,376
Sunrun, Inc. (A)	2,559	42,748
Thermon Group Holdings, Inc. (A)	912	20,958
TPI Composites, Inc. (A)	945	17,719
Vicor Corp. (A)	869	25,653
Vivint Solar, Inc. (A)(B)	3,209	20,987
		3,588,690
Industrial conglomerates – 1.1%
3M Company	13,375	2,198,850
Carlisle Companies, Inc.	1,323	192,549
General Electric Company	202,411	1,809,554
Honeywell International, Inc.	16,883	2,856,604
Icahn Enterprises LP	4,276	274,519
Raven Industries, Inc.	807	27,002
Roper Technologies, Inc.	2,408	858,693
		8,217,771
Machinery – 1.7%
Actuant Corp., Class A	1,293	28,368
AGCO Corp.	1,795	135,882
Alamo Group, Inc.	239	28,135
Albany International Corp., Class A	769	69,333
Allison Transmission Holdings, Inc.	2,801	131,787
Altra Industrial Motion Corp.	1,494	41,376
Astec Industries, Inc.	516	16,048
Barnes Group, Inc.	1,235	63,652
Briggs & Stratton Corp.	1,186	7,187
Caterpillar, Inc.	13,255	1,674,239
Chart Industries, Inc. (A)	820	51,135
CIRCOR International, Inc. (A)	461	17,311
Colfax Corp. (A)	2,664	77,416
Columbus McKinnon Corp.	622	22,659
Commercial Vehicle Group, Inc. (A)	1,034	7,455
Crane Company	1,371	110,544
Cummins, Inc.	3,646	593,095
Deere & Company	7,346	1,239,123
Donaldson Company, Inc.	2,946	153,428
Douglas Dynamics, Inc.	435	19,388
Dover Corp.	3,365	335,019
Energy Recovery, Inc. (A)	1,545	14,314
EnPro Industries, Inc.	501	34,394
ESCO Technologies, Inc.	589	46,861
Evoqua Water Technologies Corp. (A)	2,421	41,205
Federal Signal Corp.	1,376	45,050
Flowserve Corp.	3,044	142,185
Fortive Corp.	7,774	532,985
Franklin Electric Company, Inc.	1,116	53,356
FreightCar America, Inc. (A)	410	1,989
Gardner Denver Holdings, Inc. (A)	4,654	131,662
Gates Industrial Corp. PLC (A)(B)	6,722	67,691
Gencor Industries, Inc. (A)	428	4,969
Graco, Inc.	3,819	175,827
Graham Corp.	354	7,030
Harsco Corp. (A)	1,884	35,721
Helios Technologies, Inc.	750	30,428
Hillenbrand, Inc.	1,562	48,235
Hurco Companies, Inc.	183	5,887
Hyster-Yale Materials Handling, Inc.	343	18,772
IDEX Corp.	1,751	286,954
Illinois Tool Works, Inc.	7,553	1,181,969
ITT, Inc.	2,001	122,441
John Bean Technologies Corp.	735	73,081
Kadant, Inc.	213	18,699

285

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Kennametal, Inc.	1,834	$56,377
LB Foster Company, Class A (A)	298	6,458
Lincoln Electric Holdings, Inc.	1,458	126,496
Lindsay Corp.	285	26,462
Lydall, Inc. (A)	480	11,957
Manitex International, Inc. (A)	126	838
Meritor, Inc. (A)	1,815	33,578
Milacron Holdings Corp. (A)	1,513	25,222
Miller Industries, Inc.	317	10,556
Mueller Industries, Inc.	1,341	38,460
Mueller Water Products, Inc., Class A	3,700	41,588
Navistar International Corp. (A)	2,267	63,725
NN, Inc.	766	5,462
Nordson Corp.	1,356	198,329
Omega Flex, Inc.	281	28,732
Oshkosh Corp.	1,617	122,569
PACCAR, Inc.	8,064	564,561
Parker-Hannifin Corp.	2,971	536,592
Park-Ohio Holdings Corp.	359	10,720
Proto Labs, Inc. (A)	654	66,773
RBC Bearings, Inc. (A)	562	93,241
REV Group, Inc.	1,210	13,830
Rexnord Corp. (A)	2,553	69,059
Snap-on, Inc.	1,280	200,371
Spartan Motors, Inc.	989	13,569
SPX Corp. (A)	958	38,330
SPX FLOW, Inc. (A)	1,017	40,131
Standex International Corp.	280	20,423
Stanley Black & Decker, Inc.	3,495	504,713
Tennant Company	380	26,866
Terex Corp.	1,748	45,396
The Eastern Company	253	6,279
The ExOne Company (A)	79	699
The Gorman-Rupp Company	728	25,327
The Greenbrier Companies, Inc.	782	23,554
The Manitowoc Company, Inc. (A)	959	11,988
The Middleby Corp. (A)	1,279	149,515
The Timken Company	1,787	77,752
The Toro Company	2,460	180,318
Titan International, Inc.	1,677	4,528
TriMas Corp. (A)	1,035	31,723
Trinity Industries, Inc.	3,002	59,079
Twin Disc, Inc. (A)	354	3,749
Wabash National Corp.	1,110	16,106
WABCO Holdings, Inc. (A)	1,161	155,284
Wabtec Corp.	4,372	314,172
Watts Water Technologies, Inc., Class A	768	71,985
Welbilt, Inc. (A)	3,489	58,825
Woodward, Inc.	1,430	154,197
Xylem, Inc.	4,175	332,414
		12,663,163
Marine – 0.0%
Eagle Bulk Shipping, Inc. (A)	2,130	9,319
Kirby Corp. (A)	1,396	114,695
Matson, Inc.	993	37,247
		161,261
Professional services – 0.4%
Acacia Research Corp. (A)	1,963	5,261
ASGN, Inc. (A)	1,201	75,495
Barrett Business Services, Inc.	206	18,297
CBIZ, Inc. (A)	1,144	26,884
CoStar Group, Inc. (A)	849	503,627
CRA International, Inc.	233	9,779
Equifax, Inc.	2,808	395,001
Exponent, Inc.	1,223	85,488
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Forrester Research, Inc.	498	$16,006
Franklin Covey Company (A)	395	13,825
FTI Consulting, Inc. (A)	895	94,861
Heidrick & Struggles International, Inc.	532	14,524
Hill International, Inc. (A)	1,520	4,545
Huron Consulting Group, Inc. (A)	481	29,505
ICF International, Inc.	424	35,815
InnerWorkings, Inc. (A)	1,547	6,853
Insperity, Inc.	955	94,182
Kelly Services, Inc., Class A	813	19,691
Kforce, Inc.	550	20,809
Korn Ferry	1,385	53,516
ManpowerGroup, Inc.	1,361	114,651
Mistras Group, Inc. (A)	810	13,284
Navigant Consulting, Inc.	910	25,435
Resources Connection, Inc.	841	14,289
Robert Half International, Inc.	2,746	152,842
TransUnion	4,340	352,017
TriNet Group, Inc. (A)	1,621	100,810
TrueBlue, Inc. (A)	816	17,218
Upwork, Inc. (A)	2,517	33,489
Verisk Analytics, Inc.	3,805	601,723
Willdan Group, Inc. (A)	264	9,261
		2,958,983
Road and rail – 1.1%
AMERCO	465	181,369
ArcBest Corp.	699	21,285
Avis Budget Group, Inc. (A)	1,756	49,625
Celadon Group, Inc. (A)	363	454
Covenant Transportation Group, Inc., Class A (A)	501	8,236
CSX Corp.	18,784	1,301,168
Daseke, Inc. (A)	1,206	3,015
Genesee & Wyoming, Inc., Class A (A)	1,327	146,647
Heartland Express, Inc.	1,920	41,299
Hertz Global Holdings, Inc. (A)	3,293	45,575
J.B. Hunt Transport Services, Inc.	2,526	279,502
Kansas City Southern	2,314	307,785
Knight-Swift Transportation Holdings, Inc. (B)	4,016	145,781
Landstar System, Inc.	927	104,362
Lyft, Inc., Class A (A)(B)	6,780	276,895
Marten Transport, Ltd.	1,111	23,087
Norfolk Southern Corp.	6,173	1,109,041
Old Dominion Freight Line, Inc.	1,868	317,504
P.A.M. Transportation Services, Inc. (A)	194	11,467
Roadrunner Transportation Systems, Inc. (A)	897	9,293
Ryder System, Inc.	1,209	62,590
Saia, Inc. (A)	568	53,222
Schneider National, Inc., Class B	4,282	93,005
Uber Technologies, Inc. (A)(B)	39,056	1,190,036
Union Pacific Corp.	16,425	2,660,522
Universal Logistics Holdings, Inc.	800	18,624
USA Truck, Inc. (A)	295	2,369
Werner Enterprises, Inc.	1,529	53,974
YRC Worldwide, Inc. (A)	936	2,827
		8,520,559
Trading companies and distributors – 0.3%
Air Lease Corp.	2,646	110,656
Aircastle, Ltd.	1,836	41,181
Applied Industrial Technologies, Inc.	957	54,358
Beacon Roofing Supply, Inc. (A)	1,681	56,364
BlueLinx Holdings, Inc. (A)	390	12,609
BMC Stock Holdings, Inc. (A)	1,489	38,982

286

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
CAI International, Inc. (A)	518	$11,277
DXP Enterprises, Inc. (A)	493	17,117
EVI Industries, Inc.	320	10,214
Fastenal Company	13,284	433,988
Fortress Transportation & Infrastructure Investors LLC	1,753	26,558
Foundation Building Materials, Inc. (A)	1,193	18,480
GATX Corp.	834	64,660
GMS, Inc. (A)	892	25,618
H&E Equipment Services, Inc.	706	20,375
HD Supply Holdings, Inc. (A)	3,955	154,937
Herc Holdings, Inc. (A)	600	27,906
Kaman Corp.	645	38,352
Lawson Products, Inc. (A)	105	4,067
MRC Global, Inc. (A)	2,156	26,152
MSC Industrial Direct Company, Inc., Class A	1,289	93,491
NOW, Inc. (A)	2,361	27,081
Rush Enterprises, Inc., Class A	931	35,918
SiteOne Landscape Supply, Inc. (A)	976	72,244
Systemax, Inc.	1,010	22,230
Textainer Group Holdings, Ltd. (A)	1,558	15,440
Titan Machinery, Inc. (A)	613	8,790
United Rentals, Inc. (A)	1,820	226,845
Univar Solutions, Inc. (A)	3,777	78,411
Veritiv Corp. (A)	445	8,046
W.W. Grainger, Inc.	1,284	381,541
Watsco, Inc.	888	150,232
WESCO International, Inc. (A)	1,036	49,490
Willis Lease Finance Corp. (A)	124	6,867
		2,370,477
		73,229,223
Information technology – 20.5%
Communications equipment – 1.0%
Acacia Communications, Inc. (A)	946	61,868
ADTRAN, Inc.	1,330	15,089
Applied Optoelectronics, Inc. (A)(B)	524	5,879
Arista Networks, Inc. (A)	1,774	423,844
CalAmp Corp. (A)	968	11,151
Calix, Inc. (A)	1,502	9,598
Cambium Networks Corp. (A)	750	7,275
Casa Systems, Inc. (A)	2,022	15,883
Ciena Corp. (A)	3,691	144,798
Cisco Systems, Inc.	99,326	4,907,698
Clearfield, Inc. (A)	564	6,683
CommScope Holding Company, Inc. (A)	4,618	54,308
Comtech Telecommunications Corp.	652	21,190
DASAN Zhone Solutions, Inc. (A)	677	6,201
Digi International, Inc. (A)	773	10,528
EchoStar Corp., Class A (A)	2,189	86,728
EMCORE Corp. (A)	934	2,867
Extreme Networks, Inc. (A)	3,021	21,978
F5 Networks, Inc. (A)	1,382	194,060
Harmonic, Inc. (A)	2,423	15,943
Infinera Corp. (A)	3,517	19,168
Inseego Corp. (A)(B)	1,842	8,842
InterDigital, Inc.	739	38,775
Juniper Networks, Inc.	7,867	194,708
KVH Industries, Inc. (A)	618	6,582
Lumentum Holdings, Inc. (A)	1,796	96,194
Motorola Solutions, Inc.	3,820	650,966
NETGEAR, Inc. (A)	756	24,358
NetScout Systems, Inc. (A)	1,794	41,370
Plantronics, Inc.	988	36,872
Powerwave Technologies, Inc. (A)(C)	912	0
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Ribbon Communications, Inc. (A)	2,652	$15,488
TESSCO Technologies, Inc.	79	1,135
Ubiquiti, Inc. (B)	1,640	193,946
UTStarcom Holdings Corp. (A)	215	639
ViaSat, Inc. (A)	1,408	106,051
Viavi Solutions, Inc. (A)	5,498	76,999
		7,535,662
Electronic equipment, instruments and components – 0.7%
Akoustis Technologies, Inc. (A)(B)	1,290	9,998
Amphenol Corp., Class A	6,930	668,745
Anixter International, Inc. (A)	820	56,678
Arlo Technologies, Inc. (A)	1,497	5,105
Arrow Electronics, Inc. (A)	1,960	146,177
Avnet, Inc.	2,464	109,611
AVX Corp.	3,760	57,152
Badger Meter, Inc.	658	35,335
Bel Fuse, Inc., Class B	346	5,200
Belden, Inc.	915	48,806
Benchmark Electronics, Inc.	800	23,248
CDW Corp.	3,394	418,277
Cognex Corp.	3,962	194,653
Coherent, Inc. (A)	550	84,546
Corning, Inc.	18,201	519,093
CTS Corp.	670	21,681
Daktronics, Inc.	1,241	9,165
Dolby Laboratories, Inc., Class A	2,370	153,197
ePlus, Inc. (A)	286	21,762
FARO Technologies, Inc. (A)	474	22,918
Fitbit, Inc., Class A (A)(B)	6,454	24,590
FLIR Systems, Inc.	3,162	166,290
II-VI, Inc. (A)(B)	2,161	76,073
Insight Enterprises, Inc. (A)	780	43,438
IPG Photonics Corp. (A)	1,218	165,161
Iteris, Inc. (A)	1,032	5,929
Itron, Inc. (A)	959	70,928
Jabil, Inc.	3,543	126,733
KEMET Corp.	1,301	23,652
Keysight Technologies, Inc. (A)	4,364	424,399
Kimball Electronics, Inc. (A)	758	10,999
Knowles Corp. (A)	2,030	41,290
Littelfuse, Inc.	585	103,726
Methode Electronics, Inc.	826	27,787
MicroVision, Inc. (A)	3,177	1,884
MTS Systems Corp.	479	26,465
Napco Security Technologies, Inc. (A)	429	10,948
National Instruments Corp.	3,048	127,986
nLight, Inc. (A)	864	13,530
Novanta, Inc. (A)	808	66,030
OSI Systems, Inc. (A)	422	42,858
PAR Technology Corp. (A)	370	8,795
PC Connection, Inc.	517	20,111
Plexus Corp. (A)	670	41,882
Rogers Corp. (A)	447	61,109
Sanmina Corp. (A)	1,562	50,156
ScanSource, Inc. (A)	708	21,629
SYNNEX Corp.	1,163	131,303
Tech Data Corp. (A)	848	88,396
Trimble, Inc. (A)	5,772	224,011
TTM Technologies, Inc. (A)	2,807	34,231
Vishay Intertechnology, Inc.	3,137	53,109
Vishay Precision Group, Inc. (A)	345	11,295
Zebra Technologies Corp., Class A (A)	1,253	258,582
		5,216,652
IT services – 4.7%
Akamai Technologies, Inc. (A)	3,783	345,691

287

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Alliance Data Systems Corp.	1,213	$155,422
Automatic Data Processing, Inc.	10,104	1,630,988
Black Knight, Inc. (A)	3,490	213,099
Booz Allen Hamilton Holding Corp.	3,253	231,028
Brightcove, Inc. (A)	1,084	11,360
Broadridge Financial Solutions, Inc.	2,698	335,712
CACI International, Inc., Class A (A)	570	131,818
Carbonite, Inc. (A)	761	11,788
Cardtronics PLC, Class A (A)	1,005	30,391
Cass Information Systems, Inc.	256	13,821
Cognizant Technology Solutions Corp., Class A	13,215	796,402
Conduent, Inc. (A)	5,274	32,804
CoreLogic, Inc. (A)	1,811	83,795
CSG Systems International, Inc.	775	40,052
DXC Technology Company	6,225	183,638
Endurance International Group Holdings, Inc. (A)	4,023	15,086
EPAM Systems, Inc. (A)	1,255	228,812
Euronet Worldwide, Inc. (A)	1,211	177,169
Evo Payments, Inc., Class A (A)	1,905	53,569
Exela Technologies, Inc. (A)	2,147	2,533
ExlService Holdings, Inc. (A)	811	54,305
Fastly, Inc., Class A (A)(B)	2,096	50,304
Fidelity National Information Services, Inc.	14,217	1,887,449
Fiserv, Inc. (A)	15,747	1,631,232
FleetCor Technologies, Inc. (A)	2,001	573,847
Gartner, Inc. (A)	2,095	299,564
Genpact, Ltd.	4,417	171,159
Global Payments, Inc.	6,965	1,107,435
GoDaddy, Inc., Class A (A)	4,104	270,782
GreenSky, Inc., Class A (A)(B)	4,229	28,948
I3 Verticals, Inc., Class A (A)	606	12,193
IBM Corp.	20,561	2,989,981
Information Services Group, Inc. (A)	1,813	4,505
Internap Corp. (A)	588	1,517
Jack Henry & Associates, Inc.	1,787	260,848
KBR, Inc.	3,146	77,203
Leidos Holdings, Inc.	3,349	287,612
Limelight Networks, Inc. (A)	3,034	9,193
LiveRamp Holdings, Inc. (A)	1,549	66,545
ManTech International Corp., Class A	910	64,983
Mastercard, Inc., Class A	23,705	6,437,567
MAXIMUS, Inc.	1,442	111,409
MoneyGram International, Inc. (A)	1,519	6,046
MongoDB, Inc. (A)	1,293	155,781
NIC, Inc.	1,395	28,807
Okta, Inc. (A)	2,651	261,017
Paychex, Inc.	8,348	690,964
PayPal Holdings, Inc. (A)	27,270	2,824,899
Paysign, Inc. (A)(B)	1,105	11,161
Perficient, Inc. (A)	769	29,668
Perspecta, Inc.	3,853	100,640
PFSweb, Inc. (A)	944	2,388
Presidio, Inc.	1,938	32,752
PRGX Global, Inc. (A)	93	479
Sabre Corp.	6,378	142,835
Science Applications International Corp.	1,376	120,194
ServiceSource International, Inc. (A)	2,601	2,289
Square, Inc., Class A (A)	9,859	610,765
StarTek, Inc. (A)	653	4,225
Steel Connect, Inc. (A)	369	638
Switch, Inc., Class A	5,713	89,237
Sykes Enterprises, Inc. (A)	931	28,526
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
The Hackett Group, Inc.	800	$13,168
The Western Union Company	9,966	230,912
TTEC Holdings, Inc.	1,092	52,285
Twilio, Inc., Class A (A)(B)	2,930	322,183
Unisys Corp. (A)	1,411	10,484
VeriSign, Inc. (A)	2,768	522,128
Verra Mobility Corp. (A)	3,707	53,195
Virtusa Corp. (A)	634	22,837
Visa, Inc., Class A	46,318	7,967,159
WEX, Inc. (A)	1,006	203,282
		35,664,503
Semiconductors and semiconductor equipment – 3.5%
ACM Research, Inc., Class A (A)	406	5,627
Adesto Technologies Corp. (A)(B)	969	8,295
Advanced Energy Industries, Inc. (A)	849	48,741
Advanced Micro Devices, Inc. (A)	25,106	727,823
Alpha & Omega Semiconductor, Ltd. (A)	677	8,314
Ambarella, Inc. (A)	765	48,069
Amkor Technology, Inc. (A)	5,742	52,252
Amtech Systems, Inc. (A)	540	2,862
Analog Devices, Inc.	8,583	958,979
Applied Materials, Inc.	21,724	1,084,028
Axcelis Technologies, Inc. (A)	854	14,595
AXT, Inc. (A)	1,039	3,699
Broadcom, Inc.	9,185	2,535,703
Brooks Automation, Inc.	1,689	62,544
Cabot Microelectronics Corp.	703	99,271
CEVA, Inc. (A)	604	18,035
Cirrus Logic, Inc. (A)	1,398	74,905
Cohu, Inc.	1,095	14,788
Cree, Inc. (A)	2,469	120,981
Cypress Semiconductor Corp.	8,625	201,308
Diodes, Inc. (A)	1,104	44,326
DSP Group, Inc. (A)	633	8,916
Enphase Energy, Inc. (A)	2,399	53,330
Entegris, Inc.	3,156	148,521
Everspin Technologies, Inc. (A)	685	4,199
First Solar, Inc. (A)	2,450	142,125
FormFactor, Inc. (A)	1,518	28,303
GSI Technology, Inc. (A)	84	736
Ichor Holdings, Ltd. (A)	384	9,285
Impinj, Inc. (A)	564	17,388
Inphi Corp. (A)	1,032	63,004
Intel Corp.	103,885	5,353,194
KLA Corp.	3,752	598,256
Kopin Corp. (A)	2,098	1,423
Kulicke & Soffa Industries, Inc.	1,626	38,178
Lam Research Corp.	3,479	804,032
Lattice Semiconductor Corp. (A)	3,017	55,166
MACOM Technology Solutions Holdings, Inc. (A)	1,335	28,696
Marvell Technology Group, Ltd.	15,375	383,914
Maxim Integrated Products, Inc.	6,331	366,628
MaxLinear, Inc. (A)	1,515	33,906
Microchip Technology, Inc.	5,513	512,213
Micron Technology, Inc. (A)	25,673	1,100,088
MKS Instruments, Inc.	1,251	115,442
Monolithic Power Systems, Inc.	1,002	155,941
Nanometrics, Inc. (A)	503	16,408
NeoPhotonics Corp. (A)	1,632	9,939
NVE Corp.	135	8,957
NVIDIA Corp.	14,133	2,460,131
ON Semiconductor Corp. (A)	9,577	183,974
PDF Solutions, Inc. (A)	908	11,868
Photronics, Inc. (A)	1,903	20,705

288

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Pixelworks, Inc. (A)	1,308	$4,840
Power Integrations, Inc.	699	63,211
Qorvo, Inc. (A)	2,768	205,220
QUALCOMM, Inc.	28,212	2,152,011
Rambus, Inc. (A)	2,510	32,944
Rudolph Technologies, Inc. (A)	596	15,711
Semtech Corp. (A)	1,605	78,019
Sigma Designs, Inc. (A)	1,202	219
Silicon Laboratories, Inc. (A)	1,003	111,684
Skyworks Solutions, Inc.	4,009	317,713
SMART Global Holdings, Inc. (A)	559	14,243
SunPower Corp. (A)(B)	3,145	34,501
Synaptics, Inc. (A)	681	27,206
Teradyne, Inc.	3,979	230,424
Texas Instruments, Inc.	21,770	2,813,555
Ultra Clean Holdings, Inc. (A)	903	13,215
Universal Display Corp.	1,082	181,668
Veeco Instruments, Inc. (A)	1,342	15,675
Versum Materials, Inc.	2,534	134,125
Xilinx, Inc.	5,893	565,139
Xperi Corp.	1,020	21,094
		25,902,428
Software – 7.0%
2U, Inc. (A)	1,508	24,550
8x8, Inc. (A)(B)	2,382	49,355
A10 Networks, Inc. (A)	1,971	13,679
ACI Worldwide, Inc. (A)	2,569	80,474
Adobe, Inc. (A)	11,319	3,126,874
Agilysys, Inc. (A)	672	17,210
Alarm.com Holdings, Inc. (A)	1,126	52,517
Altair Engineering, Inc., Class A (A)	1,719	59,512
Alteryx, Inc., Class A (A)	1,452	155,988
American Software, Inc., Class A	832	12,497
Anaplan, Inc. (A)	2,938	138,086
ANSYS, Inc. (A)	1,947	430,988
Appfolio, Inc., Class A (A)	788	74,970
Appian Corp. (A)(B)	1,440	68,400
Aspen Technology, Inc. (A)	1,600	196,928
Asure Software, Inc. (A)	96	644
Autodesk, Inc. (A)	5,095	752,532
Avalara, Inc. (A)	1,707	114,864
Avaya Holdings Corp. (A)	2,503	25,606
Benefitfocus, Inc. (A)	869	20,691
Blackbaud, Inc.	1,145	103,439
Blackline, Inc. (A)	1,264	60,432
Bottomline Technologies DE, Inc. (A)	936	36,832
Box, Inc., Class A (A)	3,262	54,019
Cadence Design Systems, Inc. (A)	6,519	430,776
Carbon Black, Inc. (A)	1,686	43,819
CDK Global, Inc.	2,814	135,325
Ceridian HCM Holding, Inc. (A)	3,275	161,687
ChannelAdvisor Corp. (A)	737	6,876
Cision, Ltd. (A)	3,436	26,423
Citrix Systems, Inc.	3,048	294,193
Cloudera, Inc. (A)(B)	5,998	53,142
CommVault Systems, Inc. (A)	1,132	50,612
Cornerstone OnDemand, Inc. (A)	1,383	75,816
Coupa Software, Inc. (A)	1,400	181,398
Crowdstrike Holdings, Inc., Class A (A)(B)	4,564	266,127
Digimarc Corp. (A)	311	12,157
DocuSign, Inc. (A)	4,025	249,228
Domo, Inc., Class B (A)	695	11,106
Dropbox, Inc., Class A (A)	9,566	192,946
Ebix, Inc.	768	32,333
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
eGain Corp. (A)	942	$7,541
Envestnet, Inc. (A)	1,215	68,891
Everbridge, Inc. (A)	772	47,640
Fair Isaac Corp. (A)	671	203,662
FireEye, Inc. (A)	4,924	65,686
Five9, Inc. (A)	1,351	72,603
ForeScout Technologies, Inc. (A)	1,146	43,456
Fortinet, Inc. (A)	3,962	304,123
GlobalSCAPE, Inc.	747	8,568
Guidewire Software, Inc. (A)	1,849	194,848
HubSpot, Inc. (A)	979	148,426
Instructure, Inc. (A)	801	31,031
Intelligent Systems Corp. (A)	199	8,266
Intuit, Inc.	6,013	1,599,097
j2 Global, Inc.	1,135	103,081
LivePerson, Inc. (A)	1,615	57,656
LogMeIn, Inc.	1,161	82,385
Manhattan Associates, Inc. (A)	1,501	121,086
Microsoft Corp.	177,804	24,720,092
MicroStrategy, Inc., Class A (A)	260	38,576
Mitek Systems, Inc. (A)	911	8,791
MobileIron, Inc. (A)	2,654	17,370
Model N, Inc. (A)	815	22,624
Monotype Imaging Holdings, Inc.	1,161	22,999
New Relic, Inc. (A)	1,357	83,388
Nuance Communications, Inc. (A)	6,731	109,783
Nutanix, Inc., Class A (A)	4,326	113,558
OneSpan, Inc. (A)	1,137	16,487
Oracle Corp.	79,263	4,361,843
Pagerduty, Inc. (A)(B)	1,711	48,336
Palo Alto Networks, Inc. (A)	2,212	450,872
Paycom Software, Inc. (A)	1,357	284,278
Paylocity Holding Corp. (A)	1,265	123,439
Pegasystems, Inc.	1,836	124,940
Pivotal Software, Inc., Class A (A)	6,183	92,250
Pluralsight, Inc., Class A (A)(B)	3,226	54,181
Progress Software Corp.	987	37,565
Proofpoint, Inc. (A)	1,295	167,120
PROS Holdings, Inc. (A)	881	52,508
PTC, Inc. (A)	2,670	182,041
Q2 Holdings, Inc. (A)	1,026	80,921
Qualys, Inc. (A)	930	70,280
Rapid7, Inc. (A)	1,096	49,747
RealNetworks, Inc. (A)	1,582	2,626
RealPage, Inc. (A)	2,205	138,606
Rimini Street, Inc. (A)	1,519	6,653
RingCentral, Inc., Class A (A)	1,650	207,339
Riot Blockchain, Inc. (A)	273	486
SailPoint Technologies Holding, Inc. (A)	2,157	40,314
salesforce.com, Inc. (A)	20,178	2,995,222
SecureWorks Corp., Class A (A)	1,619	20,934
ServiceNow, Inc. (A)	4,285	1,087,747
ShotSpotter, Inc. (A)	262	6,034
Slack Technologies, Inc., Class A (A)(B)	4,509	106,999
Smartsheet, Inc., Class A (A)	2,655	95,660
SolarWinds Corp. (A)(B)	7,206	132,951
Splunk, Inc. (A)	3,503	412,864
SPS Commerce, Inc. (A)	806	37,938
SS&C Technologies Holdings, Inc.	5,868	302,613
SVMK, Inc. (A)	3,036	51,916
Symantec Corp.	14,336	338,760
Synchronoss Technologies, Inc. (A)	1,289	6,961
Synopsys, Inc. (A)	3,475	476,944
Telaria, Inc. (A)	648	4,478
Telenav, Inc. (A)	1,283	6,133

289

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Tenable Holdings, Inc. (A)	2,252	$50,400
Teradata Corp. (A)	2,796	86,676
The Trade Desk, Inc., Class A (A)	1,027	192,614
THQ, Inc. (A)(C)	234	0
TiVo Corp.	2,831	21,558
Tyler Technologies, Inc. (A)	889	233,363
Upland Software, Inc. (A)	562	19,591
Varonis Systems, Inc. (A)	754	45,074
Verint Systems, Inc. (A)	1,548	66,223
Veritone, Inc. (A)	414	1,478
VirnetX Holding Corp. (A)(B)	1,593	8,602
VMware, Inc., Class A	9,522	1,428,871
Workday, Inc., Class A (A)	5,244	891,270
Workiva, Inc. (A)	1,029	45,101
Yext, Inc. (A)	2,503	39,773
Zendesk, Inc. (A)	2,543	185,334
Zix Corp. (A)	1,522	11,019
Zoom Video Communications, Inc., Class A (A)(B)	5,952	453,542
Zscaler, Inc. (A)(B)	2,887	136,440
Zuora, Inc., Class A (A)	2,576	38,769
		52,832,962
Technology hardware, storage and peripherals – 3.6%
3D Systems Corp. (A)	3,112	25,363
Apple, Inc.	106,772	23,913,662
AstroNova, Inc.	314	5,077
Avid Technology, Inc. (A)	1,126	6,970
Dell Technologies, Inc., Class C (A)	16,675	864,766
Diebold Nixdorf, Inc. (A)	2,085	23,352
Eastman Kodak Company (A)(B)	1,268	3,348
Hewlett Packard Enterprise Company	31,068	471,302
HP, Inc.	34,950	661,254
Immersion Corp. (A)	912	6,977
Intevac, Inc. (A)	912	4,779
NCR Corp. (A)	2,831	89,346
NetApp, Inc.	5,737	301,250
Pure Storage, Inc., Class A (A)	5,785	97,998
Quantum Corp. (A)	1,321	7,530
Sonim Technologies, Inc. (A)	572	1,676
Super Micro Computer, Inc. (A)	1,340	25,728
Western Digital Corp.	6,859	409,071
Xerox Holdings Corp.	5,212	155,891
		27,075,340
		154,227,547
Materials – 2.4%
Chemicals – 1.5%
A. Schulman, Inc. (A)(C)	827	358
Advanced Emissions Solutions, Inc.	90	1,336
AdvanSix, Inc. (A)	524	13,477
Air Products & Chemicals, Inc.	5,106	1,132,817
Albemarle Corp. (B)	2,443	169,837
American Vanguard Corp.	823	12,921
Amyris, Inc. (A)(B)	1,494	7,111
Ashland Global Holdings, Inc.	1,489	114,727
Axalta Coating Systems, Ltd. (A)	5,423	163,503
Balchem Corp.	789	78,261
Cabot Corp.	1,285	58,236
Celanese Corp.	2,933	358,677
CF Industries Holdings, Inc.	5,126	252,199
Chase Corp.	194	21,222
Ciner Resources LP	434	8,012
Core Molding Technologies, Inc. (A)	342	2,192
Corteva, Inc.	17,401	487,228
CVR Nitrogen LP (A)(C)	1,086	195
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Dow, Inc.	17,368	$827,585
DuPont de Nemours, Inc.	17,370	1,238,655
Eastman Chemical Company	3,183	235,001
Ecolab, Inc.	6,706	1,328,056
Ferro Corp. (A)	1,781	21,123
Flotek Industries, Inc. (A)	1,632	3,590
FMC Corp.	3,054	267,775
FutureFuel Corp.	1,208	14,424
GCP Applied Technologies, Inc. (A)	1,735	33,399
Hawkins, Inc.	308	13,090
HB Fuller Company	1,233	57,408
Huntsman Corp.	5,357	124,604
Ingevity Corp. (A)	966	81,955
Innophos Holdings, Inc.	539	17,496
Innospec, Inc.	558	49,740
International Flavors & Fragrances, Inc.	2,475	303,658
Intrepid Potash, Inc. (A)	3,517	11,501
Koppers Holdings, Inc. (A)	574	16,767
Kraton Corp. (A)	856	27,640
Kronos Worldwide, Inc.	2,872	35,527
Livent Corp. (A)	3,377	22,592
LSB Industries, Inc. (A)	1,028	5,325
Marrone Bio Innovations, Inc. (A)	5,556	7,834
Minerals Technologies, Inc.	854	45,339
NewMarket Corp.	255	120,383
Olin Corp.	3,723	69,695
OMNOVA Solutions, Inc. (A)	1,269	12,779
PolyOne Corp.	1,812	59,162
PPG Industries, Inc.	5,476	648,961
PQ Group Holdings, Inc. (A)	3,097	49,366
Quaker Chemical Corp.	313	49,498
Rayonier Advanced Materials, Inc.	1,194	5,170
RPM International, Inc.	3,047	209,664
Sensient Technologies Corp.	988	67,826
Stepan Company	518	50,277
The Chemours Company	3,792	56,652
The Mosaic Company	8,927	183,004
The Scotts Miracle-Gro Company	1,314	133,791
The Sherwin-Williams Company	2,141	1,177,272
Trecora Resources (A)	757	6,828
Tredegar Corp.	935	18,251
Trinseo SA	883	37,925
Valhi, Inc.	8,461	16,076
Valvoline, Inc.	4,374	96,359
W.R. Grace & Company	1,558	104,012
Westlake Chemical Corp.	2,977	195,053
Westlake Chemical Partners LP	882	20,498
		11,060,895
Construction materials – 0.1%
Eagle Materials, Inc.	1,025	92,260
Forterra, Inc. (A)	1,860	13,448
Martin Marietta Materials, Inc.	1,448	396,897
Summit Materials, Inc., Class A (A)	2,729	60,584
U.S. Concrete, Inc. (A)	434	23,992
United States Lime & Minerals, Inc.	156	11,934
Vulcan Materials Company	3,064	463,399
		1,062,514
Containers and packaging – 0.4%
AptarGroup, Inc.	1,474	174,595
Avery Dennison Corp.	1,965	223,165
Ball Corp.	7,768	565,588
Berry Global Group, Inc. (A)	3,003	117,928
Crown Holdings, Inc. (A)	3,089	204,059
Graphic Packaging Holding Company	6,868	101,303
Greif, Inc., Class A	1,170	44,331

290

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
International Paper Company	9,217	$385,455
Myers Industries, Inc.	844	14,897
Owens-Illinois, Inc.	3,728	38,287
Packaging Corp. of America	2,154	228,539
Sealed Air Corp.	3,575	148,398
Silgan Holdings, Inc.	2,516	75,568
Sonoco Products Company	2,282	132,835
UFP Technologies, Inc. (A)	81	3,127
Westrock Company	6,019	219,393
		2,677,468
Metals and mining – 0.4%
AK Steel Holding Corp. (A)(B)	8,642	19,617
Alcoa Corp. (A)	4,227	84,836
Allegheny Technologies, Inc. (A)	2,908	58,887
Ampco-Pittsburgh Corp. (A)	449	1,652
Carpenter Technology Corp.	1,110	57,343
Century Aluminum Company (A)	2,372	15,738
Cleveland-Cliffs, Inc. (B)	6,283	45,363
Coeur Mining, Inc. (A)	5,000	24,050
Commercial Metals Company	2,807	48,786
Compass Minerals International, Inc.	807	45,587
Freeport-McMoRan, Inc.	33,676	322,279
Haynes International, Inc.	347	12,436
Hecla Mining Company	12,893	22,692
Kaiser Aluminum Corp.	390	38,598
Materion Corp.	423	25,955
Mayville Engineering Company, Inc. (A)	522	6,885
Newmont Goldcorp Corp.	18,980	719,722
Nucor Corp.	7,064	359,628
Olympic Steel, Inc.	377	5,429
Ramaco Resources, Inc. (A)	1,284	4,796
Reliance Steel & Aluminum Company	1,531	152,579
Royal Gold, Inc.	1,524	187,772
Ryerson Holding Corp. (A)	1,026	8,752
Schnitzer Steel Industries, Inc., Class A	739	15,268
Southern Copper Corp.	17,946	612,497
Steel Dynamics, Inc.	5,155	153,619
SunCoke Energy, Inc. (A)	2,863	16,147
TimkenSteel Corp. (A)	1,209	7,605
United States Steel Corp. (B)	3,783	43,694
Universal Stainless & Alloy Products, Inc. (A)	44	686
Warrior Met Coal, Inc.	1,152	22,487
Worthington Industries, Inc.	1,325	47,766
		3,189,151
Paper and forest products – 0.0%
Boise Cascade Company	875	28,516
Clearwater Paper Corp. (A)	458	9,673
Louisiana-Pacific Corp.	2,870	70,545
Neenah, Inc.	345	22,466
PH Glatfelter Company	1,214	18,683
Schweitzer-Mauduit International, Inc.	627	23,475
Verso Corp., Class A (A)	923	11,427
		184,785
		18,174,813
Real estate – 4.0%
Equity real estate investment trusts – 3.9%
Acadia Realty Trust	1,987	56,788
Agree Realty Corp.	897	65,616
Alexander & Baldwin, Inc.	1,588	38,922
Alexander's, Inc.	128	44,596
Alexandria Real Estate Equities, Inc.	2,623	404,047
American Assets Trust, Inc.	1,312	61,323
American Campus Communities, Inc.	3,206	154,144
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
American Finance Trust, Inc.	2,492	$34,788
American Homes 4 Rent, Class A	6,963	180,272
American Tower Corp.	10,256	2,267,909
Americold Realty Trust	4,460	165,332
Apartment Investment & Management Company, A Shares	3,452	179,987
Apple Hospitality REIT, Inc.	5,214	86,448
Armada Hoffler Properties, Inc.	1,229	22,233
Ashford Hospitality Trust, Inc.	2,875	9,516
AvalonBay Communities, Inc.	3,236	696,808
Bluerock Residential Growth REIT, Inc.	692	8,145
Boston Properties, Inc.	3,609	467,943
Braemar Hotels & Resorts, Inc.	978	9,183
Brandywine Realty Trust	4,317	65,403
Brixmor Property Group, Inc.	6,917	140,346
BRT Apartments Corp.	103	1,502
Camden Property Trust	2,274	252,437
CareTrust REIT, Inc.	2,093	49,196
CatchMark Timber Trust, Inc., Class A	1,240	13,231
CBL & Associates Properties, Inc.	4,721	6,090
Cedar Realty Trust, Inc.	2,623	7,869
Chatham Lodging Trust	1,057	19,185
CIM Commercial Trust Corp.	337	5,224
Clipper Realty, Inc.	674	6,868
Colony Capital, Inc.	11,549	69,525
Columbia Property Trust, Inc.	2,649	56,026
Community Healthcare Trust, Inc.	472	21,028
CoreCivic, Inc.	2,856	49,352
CorEnergy Infrastructure Trust, Inc.	318	15,016
CorePoint Lodging, Inc.	1,422	14,376
CoreSite Realty Corp.	848	103,329
Corporate Office Properties Trust	2,713	80,793
Cousins Properties, Inc.	3,380	127,054
Crown Castle International Corp.	9,646	1,340,890
CubeSmart	4,395	153,386
CyrusOne, Inc.	2,643	209,061
DiamondRock Hospitality Company	4,627	47,427
Digital Realty Trust, Inc.	4,837	627,891
Douglas Emmett, Inc.	3,989	170,849
Duke Realty Corp.	8,379	284,635
Easterly Government Properties, Inc.	1,561	33,249
EastGroup Properties, Inc.	845	105,642
Empire State Realty Trust, Inc., Class A	4,008	57,194
EPR Properties	1,756	134,966
Equinix, Inc.	1,952	1,125,914
Equity Commonwealth	2,866	98,161
Equity LifeStyle Properties, Inc.	2,094	279,758
Equity Residential	8,560	738,386
Essential Properties Realty Trust, Inc.	1,324	30,333
Essex Property Trust, Inc.	1,527	498,795
Extra Space Storage, Inc.	2,960	345,787
Farmland Partners, Inc.	930	6,212
Federal Realty Investment Trust	1,729	235,386
First Industrial Realty Trust, Inc.	3,029	119,827
Four Corners Property Trust, Inc.	1,650	46,662
Franklin Street Properties Corp.	2,261	19,128
Front Yard Residential Corp.	1,524	17,617
Gaming and Leisure Properties, Inc.	5,004	191,353
Getty Realty Corp.	1,063	34,080
Gladstone Commercial Corp.	793	18,636
Gladstone Land Corp.	554	6,590
Global Medical REIT, Inc.	854	9,736
Global Net Lease, Inc.	2,125	41,438
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,459	42,530

291

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
HCP, Inc.	11,003	$392,037
Healthcare Realty Trust, Inc.	3,141	105,224
Healthcare Trust of America, Inc., Class A	4,785	140,583
Hersha Hospitality Trust	1,116	16,606
Highwoods Properties, Inc.	2,337	105,025
Host Hotels & Resorts, Inc.	17,180	297,042
Hudson Pacific Properties, Inc.	3,618	121,058
Independence Realty Trust, Inc.	2,197	31,439
Industrial Logistics Properties Trust	1,490	31,663
Innovative Industrial Properties, Inc.	259	23,924
Investors Real Estate Trust	226	16,875
Invitation Homes, Inc.	12,216	361,716
Iron Mountain, Inc.	6,548	212,090
iStar, Inc.	1,236	16,130
JBG SMITH Properties	3,178	124,609
Jernigan Capital, Inc.	373	7,180
Kilroy Realty Corp.	2,358	183,665
Kimco Realty Corp.	9,808	204,791
Kite Realty Group Trust	1,853	29,926
Lamar Advertising Company, Class A	2,334	191,225
Lexington Realty Trust	5,762	59,061
Liberty Property Trust	3,466	177,910
Life Storage, Inc.	1,082	114,054
LTC Properties, Inc.	915	46,866
Mack-Cali Realty Corp.	2,128	46,092
Medical Properties Trust, Inc.	10,323	201,918
MGM Growth Properties LLC, Class A	2,095	62,955
Mid-America Apartment Communities, Inc.	2,653	344,917
Monmouth Real Estate Investment Corp.	2,045	29,468
National Health Investors, Inc.	1,008	83,049
National Retail Properties, Inc.	3,745	211,218
National Storage Affiliates Trust	1,224	40,845
New Senior Investment Group, Inc.	2,354	15,725
New York REIT Liquidating LLC (A)(C)	457	8,301
NexPoint Residential Trust, Inc.	612	28,617
Office Properties Income Trust	1,248	38,239
Omega Healthcare Investors, Inc.	4,982	208,198
One Liberty Properties, Inc.	540	14,866
Outfront Media, Inc.	3,181	88,368
Paramount Group, Inc.	5,518	73,665
Park Hotels & Resorts, Inc.	5,519	137,809
Pebblebrook Hotel Trust	3,047	84,768
Pennsylvania Real Estate Investment Trust	1,986	11,360
Physicians Realty Trust	4,378	77,710
Piedmont Office Realty Trust, Inc., Class A	2,948	61,554
Plymouth Industrial REIT, Inc.	404	7,401
PotlatchDeltic Corp.	1,494	61,381
Preferred Apartment Communities, Inc., Class A	891	12,875
Prologis, Inc.	14,644	1,247,962
PS Business Parks, Inc.	631	114,810
Public Storage	4,049	993,098
QTS Realty Trust, Inc., Class A	1,322	67,964
Rayonier, Inc.	3,040	85,728
Realty Income Corp.	7,350	563,598
Regency Centers Corp.	3,898	270,872
Retail Opportunity Investments Corp.	2,606	47,507
Retail Properties of America, Inc., Class A	5,054	62,265
Retail Value, Inc.	474	17,557
Rexford Industrial Realty, Inc.	2,442	107,497
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
RLJ Lodging Trust	3,960	$67,280
RPT Realty	1,545	20,935
Ryman Hospitality Properties, Inc.	1,193	97,599
Sabra Health Care REIT, Inc.	4,121	94,618
Safehold, Inc.	716	21,838
Saul Centers, Inc.	494	26,928
SBA Communications Corp.	2,631	634,466
Senior Housing Properties Trust	5,216	48,274
Seritage Growth Properties, Class A	961	40,833
Service Properties Trust	3,700	95,423
Simon Property Group, Inc.	7,165	1,115,232
SITE Centers Corp.	4,050	61,196
SL Green Realty Corp.	1,963	160,475
Spirit MTA REIT	1,158	9,774
Spirit Realty Capital, Inc.	2,317	110,892
STAG Industrial, Inc.	2,942	86,730
STORE Capital Corp.	5,288	197,824
Summit Hotel Properties, Inc.	2,173	25,207
Sun Communities, Inc.	2,112	313,526
Sunstone Hotel Investors, Inc.	5,057	69,483
Tanger Factory Outlet Centers, Inc.	2,303	35,650
Taubman Centers, Inc.	1,380	56,345
Terreno Realty Corp.	1,416	72,343
The Macerich Company	3,264	103,110
UDR, Inc.	6,502	315,217
UMH Properties, Inc.	958	13,489
Uniti Group, Inc.	4,409	34,236
Universal Health Realty Income Trust	293	30,120
Urban Edge Properties	2,827	55,946
Urstadt Biddle Properties, Inc., Class A	889	21,069
Ventas, Inc.	8,321	607,683
VEREIT, Inc.	22,730	222,299
VICI Properties, Inc.	9,506	215,311
Vornado Realty Trust	4,415	281,103
Washington Prime Group, Inc.	5,126	21,222
Washington Real Estate Investment Trust	1,849	50,589
Weingarten Realty Investors	3,004	87,507
Welltower, Inc.	9,399	852,019
Weyerhaeuser Company	17,315	479,626
Whitestone REIT	991	13,636
Winthrop Realty Trust (A)(C)	1,052	304
WP Carey, Inc.	3,961	354,510
Xenia Hotels & Resorts, Inc.	2,563	54,131
		28,946,223
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	7,808	413,902
Consolidated-Tomoka Land Company	51	3,346
eXp World Holdings, Inc. (A)(B)	1,472	12,335
Five Point Holdings LLC, Class A (A)	2,953	22,148
Forestar Group, Inc. (A)	1,153	21,077
FRP Holdings, Inc. (A)	280	13,446
Griffin Industrial Realty, Inc.	208	7,894
Jones Lang LaSalle, Inc.	1,191	165,620
Kennedy-Wilson Holdings, Inc.	3,354	73,520
Landmark Infrastructure Partners LP	598	10,788
Marcus & Millichap, Inc. (A)	815	28,924
Maui Land & Pineapple Company, Inc. (A)	514	5,592
Newmark Group, Inc., Class A	4,365	39,547
Rafael Holdings, Inc., Class B (A)	333	6,980
RE/MAX Holdings, Inc., Class A	477	15,340
Redfin Corp. (A)	2,050	34,522
Tejon Ranch Company (A)	613	10,403
The Howard Hughes Corp. (A)	1,005	130,248
The RMR Group, Inc., Class A	720	32,746

292

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
The St. Joe Company (A)	1,562	$26,757
		1,075,135
		30,021,358
Utilities – 3.2%
Electric utilities – 1.9%
ALLETE, Inc.	1,198	104,717
Alliant Energy Corp.	5,495	296,345
American Electric Power Company, Inc.	11,440	1,071,814
Avangrid, Inc.	7,188	375,573
Duke Energy Corp.	16,877	1,617,829
Edison International	7,559	570,100
El Paso Electric Company	968	64,933
Entergy Corp.	4,427	519,553
Evergy, Inc.	5,661	376,796
Eversource Energy	7,427	634,786
Exelon Corp.	22,503	1,087,120
FirstEnergy Corp.	12,312	593,808
Genie Energy, Ltd., B Shares	527	3,931
Hawaiian Electric Industries, Inc.	2,550	116,306
IDACORP, Inc.	1,142	128,669
MGE Energy, Inc.	844	67,410
NextEra Energy, Inc.	11,108	2,588,053
OGE Energy Corp.	4,651	211,062
Otter Tail Corp.	958	51,493
PG&E Corp. (A)	12,417	124,170
Pinnacle West Capital Corp.	2,598	252,188
PNM Resources, Inc.	1,800	93,744
Portland General Electric Company	2,078	117,137
PPL Corp.	16,706	526,072
Spark Energy, Inc., Class A	934	9,854
The Southern Company	24,129	1,490,448
Xcel Energy, Inc.	11,935	774,462
		13,868,373
Gas utilities – 0.2%
Atmos Energy Corp.	2,716	309,325
Chesapeake Utilities Corp.	361	34,411
Ferrellgas Partners LP (A)	2,897	3,071
National Fuel Gas Company	2,083	97,734
New Jersey Resources Corp.	2,032	91,887
Northwest Natural Holding Company	666	47,512
ONE Gas, Inc.	1,200	115,332
RGC Resources, Inc.	260	7,602
South Jersey Industries, Inc.	2,166	71,283
Southwest Gas Holdings, Inc.	1,196	108,884
Spire, Inc.	1,183	103,205
Star Group LP	997	9,442
Suburban Propane Partners LP	1,457	34,429
UGI Corp.	5,473	275,128
		1,309,245
Independent power and renewable electricity producers – 0.1%
AES Corp.	15,371	251,162
Atlantic Power Corp. (A)	3,721	8,707
NextEra Energy Partners LP	1,308	69,115
NRG Energy, Inc.	6,203	245,639
Ormat Technologies, Inc.	1,153	85,656
TerraForm Power, Inc., Class A	4,892	89,157
Vistra Energy Corp.	11,189	299,082
		1,048,518
Multi-utilities – 0.9%
Ameren Corp.	5,695	455,885
Avista Corp.	1,598	77,407
Black Hills Corp.	1,432	109,877
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc.	11,642	$351,356
CMS Energy Corp.	6,570	420,152
Consolidated Edison, Inc.	7,711	728,458
Dominion Energy, Inc.	18,636	1,510,261
DTE Energy Company	4,247	564,681
MDU Resources Group, Inc.	4,542	128,039
NiSource, Inc.	8,661	259,137
NorthWestern Corp.	1,169	87,733
Public Service Enterprise Group, Inc.	11,714	727,205
Sempra Energy	6,363	939,242
Unitil Corp.	380	24,107
WEC Energy Group, Inc.	7,315	695,657
		7,079,197
Water utilities – 0.1%
American States Water Company	858	77,100
American Water Works Company, Inc.	4,188	520,275
Aqua America, Inc.	5,025	225,271
AquaVenture Holdings, Ltd. (A)	770	14,961
Artesian Resources Corp., Class A	244	9,028
Cadiz, Inc. (A)(B)	630	7,869
California Water Service Group	1,119	59,229
Connecticut Water Service, Inc.	314	21,999
Global Water Resources, Inc.	187	2,214
Middlesex Water Company	325	21,112
Pure Cycle Corp. (A)	313	3,218
SJW Group	667	45,549
The York Water Company	354	15,456
		1,023,281
		24,328,614
TOTAL COMMON STOCKS (Cost $378,284,095)		$735,093,079
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Diversified telecommunication services – 0.0%
GCI Liberty, Inc., 7.000%	198	5,194
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	630	13,337
TOTAL PREFERRED SECURITIES (Cost $14,563)		$18,531
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(C)(D)	7,232	1,864
TOTAL RIGHTS (Cost $6,508)		$1,864
WARRANTS – 0.0%
Basic Energy Services, Inc. (Expiration Date: 12-22-23; Strike Price: $55.25) (A)	55	0
C&J Energy Services, Inc. (Expiration Date: 1-6-24; Strike Price: $27.95) (A)	29	1
Genco Shipping & Trading, Ltd. (Expiration Date: 7-9-21; Strike Price: $20.99) (A)	92	6
Hycroft Mining Corp. (Expiration Date: 10-12-22) (A)(D)	196	10
SilverBow Resources, Inc. (Expiration Date: 4-22-20; Strike Price: $86.18) (A)	50	3
Talos Energy, Inc. (Expiration Date: 2-28-21; Strike Price: $42.04) (A)	80	78

293

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	$96
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	85
TOTAL WARRANTS (Cost $18,908)		$279
SECURITIES LENDING COLLATERAL – 1.5%
John Hancock Collateral Trust, 2.1169% (E)(F)	1,111,464	11,122,085
TOTAL SECURITIES LENDING COLLATERAL (Cost $11,122,293)		$11,122,085
SHORT-TERM INVESTMENTS – 2.1%
U.S. Government Agency – 1.3%
Federal Agricultural Mortgage Corp. Discount Note 1.900%, 10/11/2019 *	$10,000,000	9,994,778
Repurchase agreement – 0.8%
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $5,661,126 on 10-1-19, collateralized by $5,645,000 U.S. Treasury Notes, 2.625% due 6-15-21 (valued at $5,775,569, including interest)	5,661,000	5,661,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,655,722)		$15,655,778
Total Investments (Total Stock Market Index Trust) (Cost $405,102,089) – 101.4%		$761,891,616
Other assets and liabilities, net – (1.4%)		(10,641,310)
TOTAL NET ASSETS – 100.0%		$751,250,306
Total Stock Market Index Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $10,860,514.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 9-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	32	Long	Dec 2019	$2,527,989	$2,440,000	$(87,989)
S&P 500 Index Futures	16	Long	Dec 2019	12,044,550	11,914,000	(130,550)
S&P Mid 400 Index E-Mini Futures	17	Long	Dec 2019	3,339,888	3,294,600	(45,288)
						$(263,827)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 22.7%
U.S. Government – 20.6%
U.S. Treasury Notes
1.375%, 12/15/2019 to 01/15/2020	$28,000,000	$27,964,883
1.500%, 10/31/2019	15,000,000	14,992,644
1.750%, 11/30/2019	10,000,000	9,994,902
		52,952,429
U.S. Government Agency – 2.1%
Federal Home Loan Mortgage Corp.
2.230%, (12 month LIBOR + 1.641%), 09/01/2043 (A)	985,669	1,001,094
4.164%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	69,092	70,978
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.190%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	$24,378	$25,138
4.197%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	87,305	90,869
4.470%, (1 Year CMT + 2.295%), 08/01/2035 (A)	142,948	150,557
4.493%, (12 month LIBOR + 1.670%), 02/01/2036 (A)	103,478	108,063

294

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.530%, (12 month LIBOR + 1.623%), 05/01/2037 (A)	$119,367	$124,474
4.626%, (1 Year CMT + 2.099%), 12/01/2035 (A)	179,035	188,480
4.649%, (1 Year CMT + 2.165%), 11/01/2036 (A)	165,975	174,632
4.731%, (1 Year CMT + 2.231%), 05/01/2034 (A)	160,417	168,893
Federal National Mortgage Association
3.992%, (6 month LIBOR + 1.526%), 02/01/2035 (A)	161,108	166,653
4.080%, (6 month LIBOR + 1.487%), 10/01/2035 (A)	254,628	261,744
4.172%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	91,478	94,705
4.285%, (12 month LIBOR + 1.448%), 04/01/2035 (A)	594,142	616,008
4.399%, (12 month LIBOR + 1.566%), 07/01/2035 (A)	309,346	322,370
4.675%, (1 Year CMT + 2.208%), 01/01/2036 (A)	105,059	110,610
4.717%, (1 Year CMT + 2.271%), 07/01/2035 (A)	179,861	189,111
4.724%, (1 Year CMT + 2.178%), 01/01/2036 (A)	176,857	186,201
4.775%, (1 Year CMT + 2.193%), 05/01/2036 (A)	354,395	373,119
4.839%, (1 Year CMT + 2.195%), 02/01/2035 (A)	300,106	315,282
4.931%, (1 Year CMT + 2.333%), 05/01/2034 (A)	111,258	117,136
Government National Mortgage Association 3.750%, (1 Year CMT + 1.500%), 08/20/2032 to 08/20/2035 (A)	437,664	448,921
		5,305,038
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $57,671,528)		$58,257,467
CORPORATE BONDS – 52.2%
Communication services – 3.2%
CBS Corp. 3.375%, 03/01/2022	3,000,000	3,067,489
Charter Communications Operating LLC 3.579%, 07/23/2020	2,000,000	2,017,896
Verizon Communications, Inc. 4.600%, 04/01/2021 (B)	3,000,000	3,110,787
		8,196,172
Consumer discretionary – 5.1%
BMW US Capital LLC 3.100%, 04/12/2021 (C)	3,000,000	3,046,943
Daimler Finance North America LLC 2.850%, 01/06/2022 (C)	2,000,000	2,024,886
Ford Motor Credit Company LLC 3.336%, 03/18/2021	3,000,000	3,013,927
Nissan Motor Acceptance Corp. 2.550%, 03/08/2021 (C)	3,000,000	3,002,222
Toyota Motor Credit Corp. 1.550%, 10/18/2019	2,000,000	1,999,505
		13,087,483
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples – 3.9%
Altria Group, Inc. 2.625%, 01/14/2020	$3,000,000	$3,000,908
Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/2021	2,000,000	2,019,920
Keurig Dr Pepper, Inc. 3.551%, 05/25/2021	3,000,000	3,066,316
Kraft Heinz Foods Company 2.800%, 07/02/2020	2,000,000	2,003,437
		10,090,581
Energy – 2.5%
Colonial Pipeline Company 3.500%, 10/15/2020 (C)	1,000,000	1,007,597
Enbridge Energy Partners LP 4.375%, 10/15/2020	2,000,000	2,041,260
Enterprise Products Operating LLC 5.200%, 09/01/2020	2,000,000	2,055,780
Kinder Morgan, Inc. 6.500%, 09/15/2020	1,190,000	1,236,734
		6,341,371
Financials – 23.0%
American Express Credit Corp. 2.375%, 05/26/2020	2,000,000	2,002,604
Ameriprise Financial, Inc. 5.300%, 03/15/2020	3,000,000	3,040,144
Bank of America Corp. 5.625%, 07/01/2020	2,000,000	2,053,543
Bank of Montreal 2.100%, 12/12/2019	2,000,000	2,000,162
Barclays Bank PLC 5.125%, 01/08/2020	665,000	669,893
BB&T Corp. 2.450%, 01/15/2020 (B)	2,000,000	2,001,291
BPCE SA 2.250%, 01/27/2020	2,000,000	1,998,222
Capital One NA 2.950%, 07/23/2021	3,000,000	3,039,119
Citibank NA (3 month LIBOR + 0.350%) 2.531%, 02/12/2021 (A)	610,000	610,663
Citigroup, Inc. (3 month LIBOR + 1.310%) 3.577%, 10/26/2020 (A)	695,000	702,926
Citizens Bank NA 2.250%, 03/02/2020	3,000,000	3,000,943
Cooperatieve Rabobank UA 3.125%, 04/26/2021	3,000,000	3,051,472
Danske Bank A/S 2.000%, 09/08/2021 (C)	2,000,000	1,987,460
Discover Bank 3.100%, 06/04/2020	2,000,000	2,010,813
General Motors Financial Company 3.200%, 07/06/2021	3,000,000	3,030,670
HSBC USA, Inc. 5.000%, 09/27/2020	2,000,000	2,055,127
JPMorgan Chase & Co. (3 month LIBOR + 1.100%) 3.202%, 06/07/2021 (A)	822,000	831,701
JPMorgan Chase Bank NA (3 month LIBOR + 0.290%) 2.543%, 02/01/2021 (A)	750,000	750,240
Lincoln National Corp. 6.250%, 02/15/2020	2,010,000	2,037,823
Lloyds Banking Group PLC 3.000%, 01/11/2022	2,000,000	2,020,563
MassMutual Global Funding II 2.000%, 04/15/2021 (C)	2,000,000	1,997,637

295

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Metropolitan Life Global Funding I 2.000%, 04/14/2020 (C)	$1,250,000	$1,249,627
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 1.880%) 4.018%, 03/01/2021 (A)	2,246,000	2,293,072
National Rural Utilities Cooperative Finance Corp. 2.900%, 03/15/2021	2,000,000	2,024,999
Santander Holdings USA, Inc. 4.450%, 12/03/2021	3,000,000	3,133,274
The Goldman Sachs Group, Inc. 5.750%, 01/24/2022	2,000,000	2,154,847
The PNC Financial Services Group, Inc. 3.300%, 03/08/2022	2,000,000	2,063,893
U.S. Bancorp 3.000%, 03/15/2022	2,000,000	2,048,724
Wells Fargo & Company 2.500%, 03/04/2021	3,000,000	3,013,766
		58,875,218
Health care – 4.3%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,031,209
Anthem, Inc. 2.500%, 11/21/2020	3,000,000	3,010,257
Bayer US Finance LLC 3.000%, 10/08/2021 (C)	2,000,000	2,024,800
CVS Health Corp. (3 month LIBOR + 0.720%) 2.822%, 03/09/2021 (A)	3,000,000	3,014,468
		11,080,734
Industrials – 4.3%
AerCap Ireland Capital DAC 4.250%, 07/01/2020	2,000,000	2,027,459
Caterpillar Financial Services Corp. 2.100%, 01/10/2020	2,000,000	2,000,168
CSX Corp. 3.700%, 10/30/2020	3,000,000	3,036,687
General Electric Company 4.625%, 01/07/2021	2,000,000	2,051,930
The Boeing Company 2.300%, 08/01/2021	2,000,000	2,009,480
		11,125,724
Information technology – 3.5%
Broadcom, Inc. 3.125%, 04/15/2021 (C)	3,000,000	3,028,688
Dell International LLC 4.420%, 06/15/2021 (C)	3,000,000	3,093,227
IBM Corp. 2.850%, 05/13/2022	835,000	853,328
VMware, Inc. 2.300%, 08/21/2020	2,000,000	2,001,022
		8,976,265
Materials – 1.6%
Georgia-Pacific LLC 5.400%, 11/01/2020 (C)	2,000,000	2,068,791
Syngenta Finance NV 3.933%, 04/23/2021 (C)	1,880,000	1,914,381
		3,983,172
Real estate – 0.8%
Simon Property Group LP 4.375%, 03/01/2021	2,000,000	2,053,019
TOTAL CORPORATE BONDS (Cost $133,050,676)		$133,809,739
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
U.S. Government Agency – 0.4%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 2.368%, 04/25/2042 (A)	$977,712	$974,346
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $979,850)		$974,346
ASSET BACKED SECURITIES – 23.4%
Ally Auto Receivables Trust
Series 2017-3, Class A3 1.740%, 09/15/2021	651,228	650,325
Series 2019-1, Class A2 2.850%, 03/15/2022	1,785,356	1,790,806
American Express Credit Account Master Trust
Series 2017-1, Class A 1.930%, 09/15/2022	2,200,000	2,198,261
Series 2017-6, Class A 2.040%, 05/15/2023	3,000,000	3,003,283
BA Credit Card Trust Series 2017-A1, Class A1 1.950%, 08/15/2022	3,000,000	2,998,202
BMW Vehicle Owner Trust
Series 2016-A, Class A3 1.160%, 11/25/2020	27,193	27,170
Series 2018-A, Class A3 2.350%, 04/25/2022	2,000,000	2,004,522
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8 2.050%, 08/15/2023	1,700,000	1,701,862
Series 2018-A1, Class A1 3.010%, 02/15/2024	1,500,000	1,525,326
CarMax Auto Owner Trust
Series 2016-1, Class A4 1.880%, 06/15/2021	2,013,268	2,011,124
Series 2016-2, Class A3 1.520%, 02/16/2021	136,745	136,681
Series 2017-3, Class A3 1.970%, 04/15/2022	1,592,488	1,591,359
CCG Receivables Trust Series 2017-1, Class A2 1.840%, 11/14/2023 (C)	1,028,013	1,026,443
Chase Issuance Trust Series 2015-A4, Class A4 1.840%, 04/15/2022	3,000,000	2,996,782
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.490%, 01/20/2023	4,000,000	4,029,448
Enterprise Fleet Financing LLC
Series 2017-2, Class A2 1.970%, 01/20/2023 (C)	830,643	829,885
Series 2018-3, Class A2 3.380%, 05/20/2024 (C)	304,840	308,699
Ford Credit Auto Owner Trust
Series 2015-1, Class A 2.120%, 07/15/2026 (C)	3,000,000	2,998,796
Series 2016-A, Class A4 1.600%, 06/15/2021	322,593	322,404
Series 2018-A, Class A3 3.030%, 11/15/2022	4,000,000	4,038,316
Series 2018-B, Class A3 3.240%, 04/15/2023	332,000	338,108
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.160%, 09/15/2022	700,000	700,209

296

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A3 2.320%, 07/18/2022	$1,400,000	$1,403,678
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.600%, 06/15/2021 (C)	3,000,000	3,006,731
Honda Auto Receivables Owner Trust Series 2018-3, Class A3 2.950%, 08/22/2022	2,000,000	2,023,111
Huntington Auto Trust Series 2016-1, Class A4 1.930%, 04/15/2022	1,525,655	1,524,272
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A4 1.460%, 12/15/2022	3,000,000	2,987,548
Nissan Auto Receivables Owner Trust
Series 2016-A, Class A4 1.590%, 07/15/2022	2,954,900	2,948,871
Series 2017-B, Class A3 1.750%, 10/15/2021	1,069,195	1,067,774
Series 2019-A, Class A2A 2.820%, 01/18/2022	2,000,000	2,008,376
Toyota Auto Receivables Owner Trust Series 2019-A, Class A2A 2.830%, 10/15/2021	2,000,000	2,006,997
USAA Auto Owner Trust Series 2017-1, Class A4 1.880%, 09/15/2022	3,355,000	3,348,119
World Omni Auto Receivables Trust Series 2018-D, Class A3 3.330%, 04/15/2024	650,000	665,833
TOTAL ASSET BACKED SECURITIES (Cost $59,840,868)		$60,219,321
SECURITIES LENDING COLLATERAL – 0.4%
John Hancock Collateral Trust, 2.1169% (D)(E)	96,724	967,888
TOTAL SECURITIES LENDING COLLATERAL (Cost $967,920)		$967,888
SHORT-TERM INVESTMENTS – 5.3%
U.S. Government Agency – 4.8%
Federal Agricultural Mortgage Corp. Discount Note 1.700%, 10/01/2019 *	$1,900,000	1,900,000
Federal Home Loan Bank Discount Note 1.580%, 10/01/2019 *	10,524,000	10,524,000
		12,424,000
Money market funds – 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (D)	1,212,650	1,212,650
TOTAL SHORT-TERM INVESTMENTS (Cost $13,636,650)		$13,636,650
Total Investments (Ultra Short Term Bond Trust) (Cost $266,147,492) – 104.4%		$267,865,411
Other assets and liabilities, net – (4.4%)		(11,333,556)
TOTAL NET ASSETS – 100.0%		$256,531,855
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Ultra Short Term Bond Trust (continued)
(B)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $945,004.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $34,616,813 or 13.5% of the fund's net assets as of 9-30-19.
(D)	The rate shown is the annualized seven-day yield as of 9-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Utilities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 94.3%
Communication services – 16.4%
Diversified telecommunication services – 3.7%
Cellnex Telecom SA (A)(B)	59,712	$2,466,317
Hellenic Telecommunications Organization SA	160,191	2,207,004
Koninklijke KPN NV	512,893	1,598,400
Telesites SAB de CV (B)(C)	1,106,600	731,789
TELUS Corp.	102,691	3,654,663
		10,658,173
Media – 6.4%
Altice USA, Inc., Class A (B)	240,101	6,886,097
Charter Communications, Inc., Class A (B)	7,974	3,286,245
Comcast Corp., Class A	135,304	6,099,504
NOS SGPS SA	417,209	2,277,839
		18,549,685
Wireless telecommunication services – 6.3%
Advanced Info Service PCL, Foreign Quota Shares	395,500	2,847,156
KDDI Corp.	92,300	2,408,359
Millicom International Cellular SA	60,249	2,923,697
Millicom International Cellular SA (C)	5,232	254,641
Mobile TeleSystems PJSC, ADR	175,136	1,418,602
Rogers Communications, Inc., Class B	39,255	1,912,009
Tele2 AB, B Shares (C)	266,464	3,962,963
Vodafone Group PLC	875,382	1,744,027
XL Axiata Tbk PT (B)	3,375,450	817,932
		18,289,386
		47,497,244
Energy – 11.3%
Oil, gas and consumable fuels – 11.3%
Cheniere Energy, Inc. (B)	83,563	5,269,483
Enable Midstream Partners LP	55,735	670,492
Enbridge, Inc.	126,201	4,429,442
Enterprise Products Partners LP	220,099	6,290,429
EQM Midstream Partners LP	79,703	2,606,288
Equitrans Midstream Corp.	82,602	1,201,859
Plains All American Pipeline LP	41,845	868,284
Plains GP Holdings LP, Class A (B)	65,243	1,385,109
TC Energy Corp.	125,786	6,513,129
The Williams Companies, Inc.	99,467	2,393,176
Western Midstream Partners LP	36,502	908,535
		32,536,226
Real estate – 1.1%
Equity real estate investment trusts – 1.1%
American Tower Corp.	14,763	3,264,542
Utilities – 65.5%

297

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities – 35.2%
American Electric Power Company, Inc.	76,820	$7,197,266
Duke Energy Corp.	35,342	3,387,884
Edison International	78,960	5,955,163
EDP - Energias de Portugal SA	726,795	2,820,568
Emera, Inc.	69,070	3,032,125
Enel SpA	991,792	7,407,988
Entergy Corp.	77,944	9,147,508
Equatorial Energia SA	67,100	1,619,625
Evergy, Inc.	85,525	5,692,544
Exelon Corp.	287,975	13,912,072
FirstEnergy Corp.	256,165	12,354,838
Iberdrola SA	644,981	6,703,782
Neoenergia SA	190,400	942,617
NextEra Energy, Inc.	71,415	16,638,982
SSE PLC	325,254	4,975,682
		101,788,644
Gas utilities – 2.7%
AltaGas, Ltd. (C)	252,545	3,707,590
APA Group	145,933	1,130,232
China Resources Gas Group, Ltd.	592,000	2,929,516
		7,767,338
Independent power and renewable electricity producers – 13.4%
AES Corp.	220,783	3,607,594
Clearway Energy, Inc., Class A	65,666	1,138,648
EDP Renovaveis SA	1,418,443	15,292,478
NextEra Energy Partners LP (C)	65,335	3,452,301
NRG Energy, Inc.	140,142	5,549,623
NTPC, Ltd.	681,403	1,131,785
Vistra Energy Corp.	318,440	8,511,901
		38,684,330
Multi-utilities – 14.2%
CenterPoint Energy, Inc.	232,753	7,024,486
Dominion Energy, Inc.	92,750	7,516,460
National Grid PLC	341,666	3,699,318
NiSource, Inc.	97,192	2,907,985
Public Service Enterprise Group, Inc.	145,933	9,059,521
RWE AG	135,801	4,244,130
Sempra Energy	43,683	6,448,048
		40,899,948
		189,140,260
TOTAL COMMON STOCKS (Cost $219,785,565)		$272,438,272
PREFERRED SECURITIES – 3.2%
Utilities – 3.2%
Utilities Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Electric utilities – 0.1%
American Electric Power Company, Inc., 6.125%	4,650	$256,122
Gas utilities – 0.5%
South Jersey Industries, Inc., 7.250%	25,020	1,292,783
Multi-utilities – 2.6%
CenterPoint Energy, Inc., 7.000%	40,541	2,118,673
Dominion Energy, Inc., 7.250%	19,576	2,070,162
Sempra Energy, 6.000%	13,847	1,636,715
Sempra Energy, 6.750%	13,883	1,633,474
		7,459,024
		9,007,929
TOTAL PREFERRED SECURITIES (Cost $8,276,533)		$9,007,929
SECURITIES LENDING COLLATERAL – 2.6%
John Hancock Collateral Trust, 2.1169% (D)(E)	758,816	7,593,248
TOTAL SECURITIES LENDING COLLATERAL (Cost $7,593,278)		$7,593,248
SHORT-TERM INVESTMENTS – 2.1%
Money market funds – 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.9456% (D)	6,081,051	6,081,051
TOTAL SHORT-TERM INVESTMENTS (Cost $6,081,051)		$6,081,051
Total Investments (Utilities Trust) (Cost $241,736,427) – 102.2%		$295,120,500
Other assets and liabilities, net – (2.2%)		(6,267,931)
TOTAL NET ASSETS – 100.0%		$288,852,569
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-19. The value of securities on loan amounted to $7,318,778.
(D)	The rate shown is the annualized seven-day yield as of 9-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	128,284	USD	96,867	MLI	10/11/2019	—	$(21)
EUR	109,561	USD	122,032	BNP	10/11/2019	—	(2,535)
EUR	481,936	USD	538,604	CITI	10/11/2019	—	(12,960)
EUR	107,197	USD	121,506	MSCS	10/11/2019	—	(4,587)
USD	1,315,744	CAD	1,719,634	DB	10/11/2019	$17,541	—
USD	14,053,041	CAD	18,365,090	MLI	10/11/2019	188,685	—
USD	230,331	CAD	300,119	MSCS	10/11/2019	3,762	—
USD	5,333,939	EUR	4,797,546	BNP	10/11/2019	101,285	—
USD	19,280,966	EUR	17,069,290	CITI	10/11/2019	663,596	—
USD	5,798,471	EUR	5,209,182	DB	11/18/2019	101,010	—
298

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	984,178	GBP	791,723	CITI	10/11/2019	$10,352	—
USD	5,322,580	GBP	4,240,205	DB	10/11/2019	107,092	—
USD	448,299	GBP	358,000	MLI	10/11/2019	7,956	—
USD	4,431,555	SEK	41,754,556	CITI	10/11/2019	187,458	—
						$1,388,737	$(20,103)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
SEK	Swedish Krona
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MLI	Merrill Lynch International
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
299

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 9-30-19:
Capital Appreciation Trust
United States	85.1%
China	4.5%
France	3.9%
Canada	2.5%
United Kingdom	1.8%
Netherlands	1.2%
Germany	1.0%
TOTAL	100.0%
Financial Industries Trust
United States	84.6%
United Kingdom	5.5%
Bermuda	2.0%
Switzerland	1.8%
France	1.3%
Netherlands	1.2%
Other countries	3.6%
TOTAL	100.0%
Health Sciences Trust
United States	87.6%
Switzerland	3.4%
United Kingdom	2.1%
Japan	1.5%
Netherlands	1.3%
Denmark	1.2%
Other countries	2.9%
TOTAL	100.0%
High Yield Trust
United States	73.4%
Cayman Islands	6.8%
Canada	5.2%
United Kingdom	2.7%
France	2.1%
Luxembourg	1.7%
Netherlands	1.5%
Ireland	1.1%
United Arab Emirates	1.0%
Other countries	4.5%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	89.4%
Cayman Islands	2.9%
Other countries	7.7%
TOTAL	100.0%
Mid Value Trust
United States	85.0%
Canada	7.1%
Ireland	2.7%
Denmark	1.4%
Switzerland	1.1%
Other countries	2.7%
TOTAL	100.0%
Mutual Shares Trust
United States	81.9%
United Kingdom	7.1%
Ireland	3.7%
Switzerland	3.1%
Netherlands	1.9%
South Korea	1.8%
Other countries	0.5%
TOTAL	100.0%
Science & Technology Trust
United States	82.5%
China	6.6%
South Korea	4.5%
Germany	1.6%
Russia	1.3%
Netherlands	1.0%
Australia	1.0%
Other countries	1.5%
TOTAL	100.0%
Small Cap Value Trust
United States	89.7%
United Kingdom	3.9%
India	2.0%
Ireland	1.7%
Luxembourg	1.6%
Monaco	1.0%
Other countries	0.1%
TOTAL	100.0%

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust
United States	66.4%
Japan	7.9%
United Kingdom	5.2%
France	3.5%
Switzerland	3.4%
Germany	2.7%
Australia	2.3%
Netherlands	1.5%
Hong Kong	1.1%
Ireland	1.0%
Other countries	5.0%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	62.9%
Canada	5.8%
Indonesia	3.5%
Supranational	2.7%
Brazil	2.5%
Philippines	2.4%
Singapore	2.0%
Ireland	1.9%
Norway	1.6%
Luxembourg	1.4%
Other countries	13.3%
TOTAL	100.0%
Utilities Trust
United States	64.7%
Spain	8.5%
Canada	8.0%
United Kingdom	3.6%
Italy	2.6%
Portugal	1.8%
Germany	1.5%
Sweden	1.4%
Luxembourg	1.1%
Hong Kong	1.0%
Other countries	5.8%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 9-30-19:
Emerging Markets Value Trust
Financials	31.0%
Energy	16.5%
Materials	15.5%
Industrials	8.6%
Information technology	7.1%
Consumer discretionary	6.7%
Communication services	4.4%
Real estate	3.7%
Consumer staples	2.0%
Health care	1.6%
Utilities	1.6%
Short-term investments and other	1.3%
TOTAL	100.0%
Global Trust
Financials	21.7%
Health care	18.0%
Communication services	14.0%
Consumer staples	11.1%
Energy	9.2%
Industrials	7.4%
Consumer discretionary	4.8%
Information technology	4.6%
Utilities	3.6%
Materials	2.2%
Real estate	1.2%
Short-term investments and other	2.2%
TOTAL	100.0%

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust
Financials	22.2%
Consumer discretionary	11.1%
Industrials	11.0%
Consumer staples	10.3%
Information technology	9.2%
Health care	7.9%
Communication services	7.0%
Energy	6.7%
Materials	6.5%
Utilities	3.4%
Real estate	2.8%
Short-term investments and other	1.9%
TOTAL	100.0%
International Growth Stock Trust
Consumer staples	17.2%
Financials	16.8%
Industrials	16.4%
Information technology	15.7%
Consumer discretionary	11.2%
Health care	6.2%
Energy	4.7%
Communication services	4.3%
Materials	2.9%
Short-term investments and other	4.6%
TOTAL	100.0%
International Small Company Trust
Industrials	24.7%
Consumer discretionary	13.8%
Financials	11.9%
Materials	10.7%
Information technology	9.1%
Real estate	5.8%
Communication services	5.1%
Consumer staples	5.1%
Utilities	4.2%
Health care	4.1%
Energy	3.8%
Short-term investments and other	1.7%
TOTAL	100.0%
International Value Trust
Financials	20.8%
Energy	14.2%
Health care	11.8%
Communication services	9.4%
Materials	7.8%
Information technology	7.0%
Industrials	6.4%
Consumer staples	4.9%
Consumer discretionary	4.7%
Utilities	3.3%
Real estate	3.1%
Short-term investments and other	6.6%
TOTAL	100.0%

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations typically are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of September 30, 2019, by major security category or type:
	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$5,630,607,578	$5,630,607,578	—	—
Securities lending collateral	7,941,306	7,941,306	—	—
Short-term investments	161,164,600	—	$161,164,600	—
Total investments in securities	$5,799,713,484	$5,638,548,884	$161,164,600	—
Derivatives:
Liabilities
Futures	$(2,029,372)	$(2,029,372)	—	—

Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$318,992,295	—	$318,992,295	—
Foreign government obligations	4,340,837	—	4,340,837	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust (continued)
Corporate bonds	$273,454,278	—	$273,454,278	—
Capital preferred securities	1,359,786	—	1,359,786	—
Municipal bonds	4,798,494	—	4,798,494	—
Term loans	184,102	—	184,102	—
Collateralized mortgage obligations	64,324,749	—	64,324,749	—
Asset backed securities	61,805,212	—	61,805,212	—
Preferred securities	953,747	$760,955	192,792	—
Securities lending collateral	7,670,624	7,670,624	—	—
Short-term investments	58,717,447	53,762,447	4,955,000	—
Total investments in securities	$796,601,571	$62,194,026	$734,407,545	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,360,878,734	$1,360,878,734	—	—
Total investments in securities	$1,360,878,734	$1,360,878,734	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$205,145,023	$205,145,023	—	—
Total investments in securities	$205,145,023	$205,145,023	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$808,980,372	$808,980,372	—	—
Total investments in securities	$808,980,372	$808,980,372	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$961,219,766	$961,219,766	—	—
Total investments in securities	$961,219,766	$961,219,766	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$459,917,608	$459,917,608	—	—
Total investments in securities	$459,917,608	$459,917,608	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$320,909,167	$277,433,259	$43,475,908	—
Consumer discretionary	439,353,391	439,353,391	—	—
Consumer staples	953,899	953,899	—	—
Energy	8,792,387	8,792,387	—	—
Financials	111,113,034	111,113,034	—	—
Health care	303,680,897	303,680,897	—	—
Industrials	193,149,143	193,149,143	—	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Information technology	$639,568,293	$639,568,293	—	—
Materials	15,774,203	15,774,203	—	—
Real estate	356,019	356,019	—	—
Utilities	7,980,855	7,980,855	—	—
Securities lending collateral	2,745,243	2,745,243	—	—
Short-term investments	4,587,904	4,587,904	—	—
Total investments in securities	$2,048,964,435	$2,005,488,527	$43,475,908	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$73,448,782	$65,297,698	$8,151,084	—
Consumer discretionary	103,241,842	90,854,170	12,387,672	—
Consumer staples	23,175,032	23,175,032	—	—
Financials	10,691,235	10,691,235	—	—
Health care	51,802,172	51,802,172	—	—
Industrials	32,927,430	21,200,514	11,726,916	—
Information technology	189,611,801	183,657,013	5,954,788	—
Real estate	8,145,430	8,145,430	—	—
Securities lending collateral	13,805,626	13,805,626	—	—
Short-term investments	567,011	567,011	—	—
Total investments in securities	$507,416,361	$469,195,901	$38,220,460	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$14,395,258	$14,395,258	—	—
Consumer discretionary	20,374,142	20,374,142	—	—
Consumer staples	2,980,175	2,980,175	—	—
Energy	889,490	889,490	—	—
Financials	23,247,616	23,247,616	—	—
Health care	49,957,904	44,316,006	$5,641,898	—
Industrials	31,540,053	31,540,053	—	—
Information technology	64,385,872	64,385,872	—	—
Real estate	2,366,091	2,366,091	—	—
Utilities	28,686,441	28,686,441	—	—
Preferred securities
Financials	7,699,028	7,699,028	—	—
Health care	6,005,276	6,005,276	—	—
Industrials	975,423	—	975,423	—
Utilities	7,765,736	7,765,736	—	—
Corporate bonds	67,352,731	—	67,352,731	—
Term loans	14,018,452	—	14,018,452	—
Asset backed securities	1,367,819	—	1,367,819	—
Securities lending collateral	3,781,350	3,781,350	—	—
Short-term investments	55,553,436	52,181,436	3,372,000	—
Total investments in securities	$403,342,293	$310,613,970	$92,728,323	—
Derivatives:
Liabilities
Written options	$(3,760,518)	—	$(3,760,518)	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$637,473,146	—	$637,473,146	—
Foreign government obligations	6,157,902	—	6,157,902	—
Corporate bonds	285,030,237	—	285,030,237	—
Municipal bonds	7,134,235	—	7,134,235	—
Collateralized mortgage obligations	110,215,461	—	110,215,461	—
Asset backed securities	131,389,892	—	131,389,892	—
Securities lending collateral	5,494,586	$5,494,586	—	—
Short-term investments	10,082,656	10,082,656	—	—
Total investments in securities	$1,192,978,115	$15,577,242	$1,177,400,873	—
Liabilities
Sale commitments outstanding	$(3,839,295)	—	$(3,839,295)	—

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Brazil	$12,667,122	$12,667,122	—	—
Chile	2,817,873	—	$2,817,873	—
China	22,989,802	1,360,485	21,566,158	$63,159
Colombia	732,938	572,611	—	160,327
Czech Republic	567,235	—	567,235	—
Greece	722,605	—	722,605	—
Hong Kong	10,396,920	97,052	10,247,642	52,226
Hungary	761,210	—	761,210	—
India	27,168,571	626,175	26,459,922	82,474
Indonesia	5,253,348	—	5,211,016	42,332
Malaysia	6,261,567	—	6,261,567	—
Mexico	6,660,818	6,660,818	—	—
Philippines	4,143,697	—	4,142,432	1,265
Poland	2,073,052	—	2,073,052	—
Russia	4,511,500	—	4,511,500	—
Singapore	16,117	—	16,117	—
South Africa	14,387,531	1,143,452	13,231,992	12,087
South Korea	33,216,877	5,147,280	28,016,155	53,442
Spain	373,134	373,134	—	—
Taiwan	34,132,286	477,426	33,628,557	26,303
Thailand	6,190,551	—	6,190,551	—
Turkey	2,016,608	—	2,015,690	918
Ukraine	107,828	—	107,828	—
United States	4,955	—	4,955	—
Preferred securities
Brazil	4,850,571	4,850,571	—	—
Colombia	237,154	237,154	—	—
Panama	18,078	18,078	—	—
South Korea	14,296	—	14,296	—
Warrants	10,395	10,395	—	—
Rights	3,034	—	3,034	—
Securities lending collateral	3,728,195	3,728,195	—	—
Total investments in securities	$207,035,868	$37,969,948	$168,571,387	$494,533
Derivatives:
Liabilities
Futures	$(37,952)	$(37,952)	—	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$100,853,553	$93,236,541	$7,617,012	—
Consumer discretionary	35,444,306	35,444,306	—	—
Consumer staples	128,783,384	128,783,384	—	—
Energy	142,823,112	107,235,177	35,587,935	—
Financials	362,819,540	362,819,540	—	—
Health care	187,566,904	180,880,255	6,686,649	—
Industrials	194,634,855	194,634,855	—	—
Information technology	127,759,446	127,759,446	—	—
Materials	71,324,425	69,157,092	2,167,333	—
Real estate	53,207,278	53,207,278	—	—
Utilities	118,452,351	118,452,351	—	—
Preferred securities	33,863,530	33,863,530	—	—
Corporate bonds	5,720,766	—	5,720,766	—
Convertible bonds	3,334,182	—	3,334,182	—
Securities lending collateral	14,113,249	14,113,249	—	—
Short-term investments	18,902,460	18,902,460	—	—
Total investments in securities	$1,599,603,341	$1,538,489,464	$61,113,877	—
Derivatives:
Liabilities
Futures	$(20,953)	$(20,953)	—	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$70,874,280	$68,188,617	$2,685,663	—
Capital markets	14,142,763	12,720,105	1,422,658	—
Consumer finance	6,405,310	6,405,310	—	—
Diversified financial services	8,436,281	7,145,237	1,291,044	—
Insurance	29,824,890	29,824,890	—	—
Thrifts and mortgage finance	2,375,534	2,375,534	—	—
Information technology
IT services	10,113,969	8,198,967	1,915,002	—
Real estate
Equity real estate investment trusts	9,472,698	8,137,299	1,335,399	—
Real estate management and development	978,005	—	978,005	—
Convertible bonds	866,631	—	866,631	—
Short-term investments	2,043,000	—	2,043,000	—
Total investments in securities	$155,533,361	$142,995,959	$12,537,402	—
Derivatives:
Assets
Forward foreign currency contracts	$104,415	—	$104,415	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$295,472,967	$295,472,967	—	—
Consumer discretionary	336,375,061	324,528,601	$11,846,460	—
Consumer staples	96,683,077	96,683,077	—	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust (continued)
Energy	$116,046,255	$116,046,255	—	—
Financials	320,204,932	320,204,932	—	—
Health care	106,597,897	106,597,897	—	—
Industrials	117,462,416	117,462,416	—	—
Information technology	233,162,102	215,550,725	$17,611,377	—
Real estate	62,849,049	62,849,049	—	—
Short-term investments	45,856,000	—	45,856,000	—
Total investments in securities	$1,730,709,756	$1,655,395,919	$75,313,837	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$44,638,839	$44,638,839	—	—
Consumer discretionary	51,791,359	51,791,359	—	—
Consumer staples	54,578,517	23,660,553	$30,917,964	—
Energy	59,237,754	59,237,754	—	—
Financials	171,177,555	171,177,555	—	—
Health care	101,471,012	101,471,012	—	—
Industrials	61,167,335	61,167,335	—	—
Information technology	90,405,045	83,764,906	6,640,139	—
Materials	7,812,610	7,812,610	—	—
Short-term investments	8,267,000	—	8,267,000	—
Total investments in securities	$650,547,026	$604,721,923	$45,825,103	—

Global Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$93,429,788	—	$93,429,788	—
Foreign government obligations	67,638,756	—	67,638,756	—
Corporate bonds	85,907,010	—	85,907,010	—
Capital preferred securities	943,425	—	943,425	—
Municipal bonds	2,310,838	—	2,310,838	—
Term loans	585,244	—	585,244	—
Collateralized mortgage obligations	27,645,423	—	27,645,423	—
Asset backed securities	9,464,067	—	9,464,067	—
Common stocks	5,054	$5,054	—	—
Preferred securities	373,304	—	373,304	—
Escrow shares	151,130	—	151,130	—
Purchased options	163,104	5,258	157,846	—
Short-term investments	4,980,131	—	4,980,131	—
Total investments in securities	$293,597,274	$10,312	$293,586,962	—
Liabilities
Securities sold short	$(2,517,870)	—	$(2,517,870)	—
Derivatives:
Assets
Futures	285,712	$285,712	—	—
Forward foreign currency contracts	1,306,685	—	1,306,685	—
Swap contracts	2,234,319	—	2,234,319	—
Liabilities
Futures	(470,585)	(470,585)	—	—
Forward foreign currency contracts	(2,332,997)	—	(2,332,997)	—
Written options	(321,093)	(95,436)	(225,657)	—
Swap contracts	(2,312,634)	—	(2,312,634)	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Trust
Investments in securities:
Assets
Common stocks
Canada	$3,902,870	$3,902,870	—	—
China	6,640,609	3,670,695	$2,969,914	—
Denmark	1,913,483	—	1,913,483	—
France	14,629,817	—	14,629,817	—
Germany	11,698,907	—	11,698,907	—
Hong Kong	7,319,125	—	7,319,125	—
India	3,917,005	—	3,917,005	—
Ireland	549,192	—	549,192	—
Israel	1,250,509	1,250,509	—	—
Italy	2,605,634	—	2,605,634	—
Japan	17,765,847	—	17,765,847	—
Luxembourg	4,327,995	—	4,327,995	—
Netherlands	9,288,685	—	9,288,685	—
Singapore	4,021,330	—	4,021,330	—
South Korea	6,258,972	2,455,679	3,803,293	—
Spain	1,706,304	—	1,706,304	—
Switzerland	6,769,755	—	6,769,755	—
Taiwan	594,405	—	594,405	—
Thailand	2,505,847	—	2,505,847	—
United Kingdom	16,753,865	—	16,753,865	—
United States	54,253,890	54,253,890	—	—
Securities lending collateral	4,956,521	4,956,521	—	—
Short-term investments	2,400,000	—	2,400,000	—
Total investments in securities	$186,030,567	$70,490,164	$115,540,403	—

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$253,840	—	—	$253,840
Health care	260,562,686	$243,921,754	$16,249,650	391,282
Industrials	868,968	868,968	—	—
Preferred securities
Consumer discretionary	548,763	—	—	548,763
Health care	1,529,544	618,357	911,187	—
Information technology	182,395	—	—	182,395
Short-term investments	2,353,560	2,353,560	—	—
Total investments in securities	$266,299,756	$247,762,639	$17,160,837	$1,376,280

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$1,813,229	—	$1,813,229	—
Corporate bonds	166,093,700	—	166,093,700	—
Convertible bonds	2,146,699	—	2,146,699	—
Term loans	12,369,190	—	12,369,190	—
Asset backed securities	10,750,226	—	10,750,226	—
Common stocks	1,900,708	$1,476,253	368,816	$55,639
Preferred securities	1,570,057	1,570,057	—	—
Escrow shares	11,275	—	—	11,275
Escrow certificates	500	—	—	500
Securities lending collateral	14,079,036	14,079,036	—	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Trust (continued)
Short-term investments	$3,837,754	$3,837,754	—	—
Total investments in securities	$214,572,374	$20,963,100	$193,541,860	$67,414
Derivatives:
Assets
Futures	$25,142	$25,142	—	—
Forward foreign currency contracts	5,485	—	$5,485	—
Liabilities
Futures	(54,199)	(54,199)	—	—
Forward foreign currency contracts	(14,724)	—	(14,724)	—

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Argentina	$297,831	$297,831	—	—
Australia	35,934,613	—	$35,934,613	—
Austria	1,121,471	—	1,121,471	—
Belgium	5,192,028	—	5,192,028	—
Brazil	9,616,828	9,616,828	—	—
Canada	52,242,494	51,868,145	374,349	—
Chile	2,178,592	1,900,527	278,065	—
China	52,455,632	15,121,599	37,266,628	$67,405
Colombia	902,576	902,576	—	—
Czech Republic	334,921	—	334,921	—
Denmark	8,820,700	—	8,820,700	—
Egypt	247,172	—	247,172	—
Finland	5,712,409	—	5,712,409	—
France	56,739,564	—	56,739,564	—
Germany	39,808,193	—	39,808,193	—
Greece	504,620	—	501,564	3,056
Hong Kong	24,755,621	218,000	24,457,455	80,166
Hungary	570,444	—	570,444	—
India	16,588,279	2,836,331	13,751,948	—
Indonesia	4,052,397	10,779	4,041,618	—
Ireland	4,637,828	283,496	4,354,332	—
Isle of Man	207,816	—	207,816	—
Israel	2,671,868	843,902	1,827,966	—
Italy	10,408,524	—	10,408,524	—
Japan	124,512,956	—	124,512,956	—
Luxembourg	1,501,987	—	1,501,987	—
Macau	580,467	—	580,467	—
Malaysia	3,965,216	—	3,965,216	—
Mexico	4,947,897	4,861,549	86,348	—
Netherlands	24,975,348	1,153,289	23,822,059	—
New Zealand	1,157,079	—	1,157,079	—
Norway	3,293,934	—	3,293,934	—
Peru	727,845	727,845	—	—
Philippines	1,970,833	—	1,970,833	—
Poland	1,914,658	—	1,914,658	—
Portugal	732,884	—	732,884	—
Romania	117,036	—	117,036	—
Russia	7,812,548	6,070,806	1,741,742	—
Singapore	6,519,523	—	6,519,523	—
South Africa	8,963,220	—	8,963,220	—
South Korea	22,005,114	172,007	21,833,107	—
Spain	14,505,825	89,134	14,416,691	—
Sweden	11,910,496	—	11,910,496	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Switzerland	$49,422,573	—	$49,422,573	—
Taiwan	20,507,943	—	20,507,943	—
Thailand	5,065,160	—	5,065,160	—
Turkey	1,159,853	—	1,159,853	—
United Arab Emirates	149,014	—	149,014	—
United Kingdom	72,939,680	—	72,939,680	—
United States	607,195	$309,686	297,509	—
Preferred securities
Brazil	4,763,948	4,763,948	—	—
Germany	2,599,550	—	2,599,550	—
South Korea	1,263,179	—	1,263,179	—
Corporate bonds	845	—	845	—
Rights	8,872	1,390	7,482	—
Securities lending collateral	21,827,501	21,827,501	—	—
Short-term investments	5,083,393	5,083,393	—	—
Total investments in securities	$763,515,993	$128,960,562	$634,404,804	$150,627
Derivatives:
Assets
Futures	$4,781	$4,781	—	—
Liabilities
Futures	(302,142)	(302,142)	—	—

International Growth Stock Trust
Investments in securities:
Assets
Common stocks
Australia	$437,180	—	$437,180	—
Brazil	2,570,050	$2,570,050	—	—
Canada	6,176,076	6,176,076	—	—
China	4,201,753	2,869,890	1,331,863	—
Denmark	980,212	—	980,212	—
France	5,775,039	—	5,775,039	—
Germany	5,102,582	—	5,102,582	—
Hong Kong	954,758	—	954,758	—
Ireland	468,836	468,836	—	—
Italy	1,365,504	—	1,365,504	—
Japan	6,041,089	—	6,041,089	—
Mexico	1,123,320	1,123,320	—	—
Netherlands	3,001,752	—	3,001,752	—
Singapore	886,505	—	886,505	—
South Korea	1,752,893	—	1,752,893	—
Spain	870,641	—	870,641	—
Sweden	1,627,355	—	1,627,355	—
Switzerland	3,530,118	—	3,530,118	—
Taiwan	1,616,439	—	1,616,439	—
Turkey	586,509	—	586,509	—
United Kingdom	7,039,621	—	7,039,621	—
United States	3,179,544	3,179,544	—	—
Short-term investments	2,254,457	2,254,457	—	—
Total investments in securities	$61,542,233	$18,642,173	$42,900,060	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$6,919,566	$83,311	$6,831,396	$4,859
Austria	1,605,272	—	1,605,272	—
Belgium	1,670,784	—	1,670,784	—
Bermuda	170,048	—	170,048	—
Canada	9,587,598	9,446,521	140,794	283
China	74,540	—	74,540	—
Colombia	21,288	21,288	—	—
Denmark	2,020,312	—	2,020,312	—
Finland	2,478,411	—	2,478,411	—
France	4,649,721	—	4,649,721	—
Gabon	3,005	—	3,005	—
Georgia	72,311	—	72,311	—
Germany	6,385,610	—	6,385,610	—
Gibraltar	23,161	—	23,161	—
Greece	66	—	—	66
Guernsey, Channel Islands	2,998	—	2,998	—
Hong Kong	2,554,179	—	2,516,049	38,130
Ireland	453,396	—	453,396	—
Isle of Man	80,201	—	80,201	—
Israel	1,308,376	2,294	1,306,082	—
Italy	4,394,897	—	4,394,897	—
Japan	25,329,180	—	25,329,180	—
Jersey, Channel Islands	148,454	—	148,454	—
Liechtenstein	53,075	—	53,075	—
Luxembourg	314,636	—	314,636	—
Macau	14,322	—	14,322	—
Malaysia	60,218	—	60,218	—
Malta	48,175	—	48,175	—
Monaco	77,892	60,832	17,060	—
Mongolia	4,118	—	4,118	—
Netherlands	3,198,847	—	3,198,847	—
New Zealand	734,597	—	734,597	—
Norway	1,041,148	—	1,041,148	—
Peru	41,682	—	41,682	—
Portugal	410,463	—	410,463	—
Russia	45,659	—	45,659	—
Singapore	1,291,117	—	1,260,128	30,989
South Africa	7,018	—	7,018	—
Spain	2,276,408	—	2,276,408	—
Sweden	3,442,585	—	3,442,585	—
Switzerland	5,542,400	—	5,542,400	—
United Kingdom	16,591,923	—	16,587,735	4,188
United States	383,382	202,938	180,444	—
Preferred securities	231,062	—	231,062	—
Rights	7,523	6	267	7,250
Securities lending collateral	7,680,147	7,680,147	—	—
Total investments in securities	$113,451,771	$17,497,337	$95,868,669	$85,765
Derivatives:
Liabilities
Futures	$(6,532)	$(6,532)	—	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Value Trust
Investments in securities:
Assets
Common stocks
Canada	$13,803,471	$13,803,471	—	—
China	10,648,803	3,222,554	$7,426,249	—
Denmark	3,205,754	—	3,205,754	—
France	29,635,557	—	29,635,557	—
Germany	17,589,876	—	17,589,876	—
Hong Kong	16,582,774	—	16,582,774	—
India	2,162,953	—	2,162,953	—
Ireland	2,478,673	—	2,478,673	—
Israel	1,910,975	1,910,975	—	—
Italy	6,152,416	—	6,152,416	—
Japan	40,581,564	—	40,581,564	—
Luxembourg	6,285,798	—	6,285,798	—
Netherlands	26,282,178	5,172,288	21,109,890	—
Norway	4,493,275	—	4,493,275	—
Portugal	2,974,423	—	2,974,423	—
Singapore	3,341,344	49,115	3,292,229	—
South Korea	29,267,551	7,788,782	21,478,769	—
Switzerland	8,734,044	—	8,734,044	—
Taiwan	5,852,931	—	5,852,931	—
Thailand	1,708,761	—	1,708,761	—
United Kingdom	37,555,212	—	37,555,212	—
Securities lending collateral	2,068,053	2,068,053	—	—
Short-term investments	19,300,000	—	19,300,000	—
Total investments in securities	$292,616,386	$34,015,238	$258,601,148	—

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$169,243,289	—	$169,243,289	—
Foreign government obligations	3,528,378	—	3,528,378	—
Corporate bonds	74,879,141	—	74,879,141	—
Municipal bonds	2,678,331	—	2,678,331	—
Term loans	4,264,047	—	4,264,047	—
Collateralized mortgage obligations	43,209,138	—	43,209,138	—
Asset backed securities	28,764,347	—	28,764,347	—
Securities lending collateral	1,607,781	$1,607,781	—	—
Short-term investments	13,581,669	—	13,581,669	—
Certificate of deposit	50,072	—	50,072	—
Total investments in securities	$341,806,193	$1,607,781	$340,198,412	—
Derivatives:
Assets
Futures	$52,176	$52,176	—	—
Forward foreign currency contracts	77,938	—	$77,938	—
Swap contracts	94,335	—	94,335	—
Liabilities
Futures	(18,879)	(18,879)	—	—
Forward foreign currency contracts	(949)	—	(949)	—
Swap contracts	(3,179,969)	—	(3,179,969)	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$27,239,377	$27,239,377	—	—
Unaffiliated investment companies	5,836,622	5,836,622	—	—
Short-term investments	7,604	7,604	—	—
Total investments in securities	$33,083,603	$33,083,603	—	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$986,374,103	$986,374,103	—	—
Total investments in securities	$986,374,103	$986,374,103	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$186,380,011	$186,380,011	—	—
Short-term investments	102	102	—	—
Total investments in securities	$186,380,113	$186,380,113	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,085,541,297	$6,085,541,297	—	—
Total investments in securities	$6,085,541,297	$6,085,541,297	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$304,980,735	$304,980,735	—	—
Short-term investments	54	54	—	—
Total investments in securities	$304,980,789	$304,980,789	—	—

Managed Volatility Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$312,528,285	$312,528,285	—	—
Unaffiliated investment companies	42,453,337	42,453,337	—	—
Short-term investments	3,984,041	340,743	$3,643,298	—
Total investments in securities	$358,965,663	$355,322,365	$3,643,298	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,574,567,142	$6,574,567,142	—	—
Unaffiliated investment companies	44,620,160	44,620,160	—	—
U.S. Government and Agency obligations	2,498,721	—	$2,498,721	—
Short-term investments	55,268,561	544,963	54,723,598	—
Total investments in securities	$6,676,954,584	$6,619,732,265	$57,222,319	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Balanced Portfolio (continued)
Derivatives:
Assets
Futures	$1,150,388	$1,150,388	—	—
Liabilities
Futures	(5,030,949)	(5,030,949)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,107,131,646	$1,107,131,646	—	—
Unaffiliated investment companies	4,760,943	4,760,943	—	—
Short-term investments	9,304,240	267,242	$9,036,998	—
Total investments in securities	$1,121,196,829	$1,112,159,831	$9,036,998	—
Derivatives:
Assets
Futures	$61,270	$61,270	—	—
Liabilities
Futures	(288,408)	(288,408)	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,206,520,789	$8,206,520,789	—	—
Unaffiliated investment companies	59,675,513	59,675,513	—	—
U.S. Government and Agency obligations	2,498,721	—	$2,498,721	—
Short-term investments	55,822,390	953,302	54,869,088	—
Total investments in securities	$8,324,517,413	$8,267,149,604	$57,367,809	—
Derivatives:
Assets
Futures	$666,537	$666,537	—	—
Liabilities
Futures	(7,359,527)	(7,359,527)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,880,287,265	$1,880,287,265	—	—
Unaffiliated investment companies	15,991,780	15,991,780	—	—
Short-term investments	14,937,152	307,634	$14,629,518	—
Total investments in securities	$1,911,216,197	$1,896,586,679	$14,629,518	—
Derivatives:
Assets
Futures	$246,900	$246,900	—	—
Liabilities
Futures	(1,079,728)	(1,079,728)	—	—

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,378,155,592	$1,378,155,592	—	—
Securities lending collateral	35,561,156	35,561,156	—	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Index Trust (continued)
Short-term investments	$14,482,344	—	$14,482,344	—
Total investments in securities	$1,428,199,092	$1,413,716,748	$14,482,344	—
Derivatives:
Liabilities
Futures	$(216,976)	$(216,976)	—	—

Mid Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$51,359,718	$47,333,271	$4,026,447	—
Consumer discretionary	137,725,476	137,249,445	—	$476,031
Consumer staples	25,645,438	25,645,438	—	—
Energy	7,283,934	7,283,934	—	—
Financials	8,306,896	8,067,147	239,749	—
Health care	176,754,102	166,015,853	10,738,249	—
Industrials	85,602,540	72,989,053	12,613,487	—
Information technology	210,977,550	208,015,497	—	2,962,053
Preferred securities	25,065,609	—	—	25,065,609
Warrants	7,233	—	—	7,233
Securities lending collateral	45,705,839	45,705,839	—	—
Short-term investments	6,800,000	—	6,800,000	—
Total investments in securities	$781,234,335	$718,305,477	$34,417,932	$28,510,926

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$25,641,268	$25,641,268	—	—
Consumer discretionary	22,847,934	22,847,934	—	—
Consumer staples	61,988,631	52,928,950	$9,059,681	—
Energy	70,116,781	67,764,024	2,352,757	—
Financials	115,299,728	109,713,417	5,586,311	—
Health care	98,819,165	96,010,757	2,808,408	—
Industrials	60,513,582	58,013,611	2,499,971	—
Information technology	24,705,204	24,705,204	—	—
Materials	65,361,907	65,361,907	—	—
Real estate	42,223,963	42,223,963	—	—
Utilities	22,431,463	22,431,463	—	—
Preferred securities	1,851,902	1,851,902	—	—
Securities lending collateral	27,183,482	27,183,482	—	—
Short-term investments	40,085,719	40,085,719	—	—
Total investments in securities	$679,070,729	$656,763,601	$22,307,128	—

Mutual Shares Trust
Investments in securities:
Assets
Common stocks
Communication services	$14,168,791	$13,113,912	$1,054,879	—
Consumer discretionary	8,118,276	8,118,276	—	—
Consumer staples	12,436,786	10,082,051	2,354,735	—
Energy	14,623,378	10,970,506	3,652,872	—
Financials	33,378,301	33,364,051	14,250	—
Health care	19,318,722	16,146,424	3,172,298	—
Industrials	11,149,334	8,537,312	2,612,022	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mutual Shares Trust (continued)
Information technology	$13,836,564	$11,240,058	$2,596,506	—
Materials	2,283,961	2,283,961	—	—
Real estate	2,334,873	2,334,873	—	—
Utilities	1,219,235	1,219,235	—	—
Corporate bonds	3,104,105	—	3,104,105	—
Escrow certificates	11,597	—	—	$11,597
Securities lending collateral	1,574,253	1,574,253	—	—
Short-term investments	12,994,509	—	12,994,509	—
Total investments in securities	$150,552,685	$118,984,912	$31,556,176	$11,597
Derivatives:
Assets
Forward foreign currency contracts	$56,696	—	$56,696	—
Liabilities
Forward foreign currency contracts	(1,711)	—	(1,711)	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$371,698,491	$371,698,491	—	—
Short-term investments	1,107,163	1,107,163	—	—
Total investments in securities	$372,805,654	$372,805,654	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$168,175,837	$145,663,392	$22,512,445	—
Consumer discretionary	116,189,808	93,722,951	22,466,857	—
Health care	9,526,813	9,526,813	—	—
Industrials	2,660,154	2,660,154	—	—
Information technology	444,466,754	413,971,507	30,495,247	—
Materials	1,813,627	1,813,627	—	—
Preferred securities	1,433,933	—	—	$1,433,933
Securities lending collateral	49,870,726	49,870,726	—	—
Short-term investments	59,748,660	32,693,660	27,055,000	—
Total investments in securities	$853,886,312	$749,922,830	$102,529,549	$1,433,933

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,512,390,251	—	$3,512,390,251	—
Foreign government obligations	40,525,461	—	40,525,461	—
Corporate bonds	2,867,798,195	—	2,867,798,195	—
Capital preferred securities	2,437,294	—	2,437,294	—
Collateralized mortgage obligations	616,050,534	—	616,050,534	—
Asset backed securities	1,128,011,741	—	1,128,011,741	—
Preferred securities	2,400,109	$2,400,109	—	—
Securities lending collateral	27,373,041	27,373,041	—	—
Short-term investments	130,044,000	—	130,044,000	—
Total investments in securities	$8,327,030,626	$29,773,150	$8,297,257,476	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$175,085,495	—	$175,085,495	—
Collateralized mortgage obligations	5,774,843	—	5,774,843	—
Short-term investments	712,000	—	712,000	—
Total investments in securities	$181,572,338	—	$181,572,338	—
Derivatives:
Liabilities
Futures	$(20,391)	$(20,391)	—	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$13,504,847	$13,502,025	—	$2,822
Consumer discretionary	60,604,737	60,585,382	$19,355	—
Consumer staples	16,489,142	16,489,142	—	—
Energy	18,180,130	18,180,130	—	—
Financials	99,535,516	99,533,348	—	2,168
Health care	88,814,654	88,812,491	—	2,163
Industrials	88,603,191	88,603,191	—	—
Information technology	73,267,493	73,267,493	—	—
Materials	20,995,056	20,991,786	—	3,270
Real estate	44,935,678	44,935,678	—	—
Utilities	22,566,457	22,566,457	—	—
Preferred securities	38,060	38,060	—	—
Rights	22,716	—	—	22,716
Securities lending collateral	32,416,185	32,416,185	—	—
Short-term investments	13,921,689	—	13,921,689	—
Total investments in securities	$593,895,551	$579,921,368	$13,941,044	$33,139
Derivatives:
Liabilities
Futures	$(571,240)	$(571,240)	—	—

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$2,840,591	$2,840,563	—	$28
Consumer discretionary	18,765,974	18,765,974	—	—
Consumer staples	4,894,925	4,894,925	—	—
Energy	7,052,946	7,052,946	—	—
Financials	29,925,010	29,923,623	—	1,387
Health care	13,969,380	13,967,477	—	1,903
Industrials	27,029,816	27,029,816	—	—
Information technology	18,886,674	18,886,674	—	—
Materials	7,253,334	7,253,334	—	—
Real estate	1,715,088	1,715,088	—	—
Utilities	210,528	210,528	—	—
Securities lending collateral	1,866,621	1,866,621	—	—
Short-term investments	921,165	921,165	—	—
Total investments in securities	$135,332,052	$135,328,734	—	$3,318

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,503,373	$3,503,373	—	—
Consumer discretionary	52,376,978	52,376,978	—	—
Consumer staples	4,006,749	4,006,749	—	—
Energy	2,073,617	2,073,617	—	—
Financials	18,615,703	18,615,703	—	—
Health care	77,794,497	77,794,497	—	—
Industrials	50,232,902	50,232,902	—	—
Information technology	41,684,367	40,775,046	—	$909,321
Materials	8,872,167	8,872,167	—	—
Real estate	19,764,566	19,764,566	—	—
Preferred securities	2,536,360	—	—	2,536,360
Securities lending collateral	29,168,280	29,168,280	—	—
Short-term investments	3,400,000	—	$3,400,000	—
Total investments in securities	$314,029,559	$307,183,878	$3,400,000	$3,445,681

Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$28,765,527	$28,765,527	—	—
Consumer staples	21,477,977	6,401,300	$15,076,677	—
Energy	28,040,584	28,040,584	—	—
Financials	91,290,343	91,290,343	—	—
Health care	16,014,284	16,014,284	—	—
Industrials	157,345,047	150,909,855	6,435,192	—
Information technology	37,433,692	37,433,692	—	—
Materials	29,015,266	29,015,266	—	—
Real estate	60,954,774	60,954,774	—	—
Utilities	9,695,309	9,695,309	—	—
Securities lending collateral	5,556,666	5,556,666	—	—
Short-term investments	12,800,000	—	12,800,000	—
Total investments in securities	$498,389,469	$464,077,600	$34,311,869	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$146,247,534	$146,247,534	—	—
Securities lending collateral	8,108,891	8,108,891	—	—
Short-term investments	1,919,698	1,919,698	—	—
Total investments in securities	$156,276,123	$156,276,123	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$738,053,453	$573,897,305	$164,153,912	$2,236
Consumer discretionary	992,585,144	659,343,583	333,241,561	—
Consumer staples	795,278,575	435,235,240	360,043,335	—
Energy	422,058,776	265,303,831	156,754,945	—
Financials	1,429,249,119	862,237,902	567,009,685	1,532
Health care	1,198,936,408	848,216,973	350,718,243	1,192

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Trust (continued)
Industrials	$1,108,028,639	$660,052,848	$447,975,791	—
Information technology	1,518,801,951	1,324,021,417	194,780,534	—
Materials	412,541,308	198,832,180	213,707,071	$2,057
Real estate	386,510,808	276,392,852	110,117,956	—
Utilities	355,335,111	237,850,573	117,484,538	—
Preferred securities
Communication services	27,201	27,201	—	—
Consumer discretionary	9,877,438	—	9,877,438	—
Consumer staples	3,906,411	—	3,906,411	—
Health care	1,438,793	—	1,438,793	—
Materials	578,607	—	578,607	—
Rights	14,094	—	—	14,094
Securities lending collateral	170,935,240	170,935,240	—	—
Short-term investments	143,008,395	—	143,008,395	—
Total investments in securities	$9,687,165,471	$6,512,347,145	$3,174,797,215	$21,111
Derivatives:
Liabilities
Futures	$(2,439,118)	$(2,439,118)	—	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$49,964,878	—	$49,964,878	—
Foreign government obligations	105,151,452	—	105,151,452	—
Corporate bonds	233,425,000	—	233,425,000	—
Convertible bonds	7,599,532	—	7,599,532	—
Capital preferred securities	5,820,694	—	5,820,694	—
Term loans	32,669	—	32,669	—
Collateralized mortgage obligations	23,972,292	—	23,972,292	—
Asset backed securities	16,639,059	—	16,639,059	—
Common stocks	5,446,885	$5,446,885	—	—
Preferred securities	19,844,336	14,669,020	5,175,316	—
Purchased options	212,063	—	212,063	—
Securities lending collateral	2,693,106	2,693,106	—	—
Short-term investments	8,511,000	—	8,511,000	—
Total investments in securities	$479,312,966	$22,809,011	$456,503,955	—
Derivatives:
Assets
Futures	$327,362	$327,362	—	—
Forward foreign currency contracts	1,537,996	—	$1,537,996	—
Liabilities
Futures	(72,802)	(72,802)	—	—
Forward foreign currency contracts	(299,161)	—	(299,161)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$417,517,664	—	$417,517,664	—
Foreign government obligations	10,367,149	—	10,367,149	—
Corporate bonds	178,655,854	—	178,655,854	—
Municipal bonds	4,810,713	—	4,810,713	—
Collateralized mortgage obligations	18,259,732	—	18,259,732	—
Securities lending collateral	8,612,272	$8,612,272	—	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Bond Market Trust (continued)
Short-term investments	$46,429,152	$46,429,152	—	—
Total investments in securities	$684,652,536	$55,041,424	$629,611,112	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$73,589,338	$73,588,591	$134	$613
Consumer discretionary	77,875,086	77,871,160	3,897	29
Consumer staples	55,966,946	55,966,946	—	—
Energy	35,353,147	35,353,022	—	125
Financials	100,609,992	100,609,701	—	291
Health care	91,717,015	91,707,091	—	9,924
Industrials	73,229,223	73,229,223	—	—
Information technology	154,227,547	154,227,547	—	—
Materials	18,174,813	18,174,260	—	553
Real estate	30,021,358	30,012,753	—	8,605
Utilities	24,328,614	24,328,614	—	—
Preferred securities	18,531	18,531	—	—
Rights	1,864	—	—	1,864
Warrants	279	279	—	—
Securities lending collateral	11,122,085	11,122,085	—	—
Short-term investments	15,655,778	—	15,655,778	—
Total investments in securities	$761,891,616	$746,209,803	$15,659,809	$22,004
Derivatives:
Liabilities
Futures	$(263,827)	$(263,827)	—	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$58,257,467	—	$58,257,467	—
Corporate bonds	133,809,739	—	133,809,739	—
Collateralized mortgage obligations	974,346	—	974,346	—
Asset backed securities	60,219,321	—	60,219,321	—
Securities lending collateral	967,888	$967,888	—	—
Short-term investments	13,636,650	1,212,650	12,424,000	—
Total investments in securities	$267,865,411	$2,180,538	$265,684,873	—

Utilities Trust
Investments in securities:
Assets
Common stocks
Communication services	$47,497,244	$24,243,550	$23,253,694	—
Energy	32,536,226	32,536,226	—	—
Real estate	3,264,542	3,264,542	—	—
Utilities	189,140,260	138,804,781	50,335,479	—
Preferred securities	9,007,929	9,007,929	—	—
Securities lending collateral	7,593,248	7,593,248	—	—
Short-term investments	6,081,051	6,081,051	—	—
Total investments in securities	$295,120,500	$221,531,327	$73,589,173	—
Derivatives:
Assets
Forward foreign currency contracts	$1,388,737	—	$1,388,737	—

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Utilities Trust (continued)
Liabilities
Forward foreign currency contracts	$(20,103)	—	$(20,103)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.
Mid Cap Stock Trust	Common stocks	Preferred securities	Warrants	Total
Balance as of 12-31-18	$3,422,200	$48,334,022	—	$51,756,222
Realized gain (loss)	249,097	403,629	—	652,726
Change in unrealized appreciation (depreciation)	269,511	(12,141,668)	$(3,945)	(11,876,102)
Purchases	—	—	—	—
Sales	(407,376)	(583,578)	—	(990,954)
Transfers into Level 3	—	—	11,178	11,178
Transfers out of Level 3	(95,348)	(10,946,796)	—	(11,042,144)
Balance as of 9-30-19	$3,438,084	$25,065,609	$7,233	$28,510,926
Change in unrealized at period end[1]	$577,753	$(3,951,505)	$(3,945)	$(3,377,697)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
Small Cap Stock Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-18	$745,823	$2,489,170	$3,234,993
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	163,498	47,190	210,688
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 9-30-19	$909,321	$2,536,360	$3,445,681
Change in unrealized at period end[1]	$163,498	$47,190	$210,688

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios' Level 3 securities are outlined in the table below.
Mid Cap Stock Trust	Fair Value at 9-30-19	Valuation technique	Significant unobservable inputs	Input/Range
Common stocks	$3,418,622	Market Approach	EV to revenue multiple Discount	3.18x - 4.03x (weighted average 3.30x) 12.5% - 17.5% (weighted average 16.80%)
	19,462	Market Approach	Expected future value Discount	$0.10 50%
	$3,438,084

Preferred securities	$6,102,455	Market Approach	EV to revenue multiple Discount	1.54x - 4.03x (weighted average 1.97x) 12.5% - 17.5% (weighted average 16.63%)
	6,713,889	Market Approach	Prior/recent transactions	$5.70
	6,232,502	Market Approach	EV to revenue multiple Discount OPM - Volatility	2.92x - 5.32x (weighted average 3.54x) 25% 20% - 45% (weighted average 34.10%)
	6,016,763	Market Approach	Expected future value Discount	0.35x - 38.25x (weighted average 37.94x) 10.0% - 55.0% (weighted average 10.36%)
	$25,065,609

Warrants	$7,233	Market Approach	Prior/recent transactions	$0.28

Total	$28,510,926

Mid Cap Stock Trust	Fair Value at 9-30-19	Valuation technique	Significant unobservable inputs	Input/Range
Small Cap Stock Trust
Common stocks	$909,321	Market Approach	EV to revenue multiple Discount	3.18x 17.5%
Preferred securities	2,536,360	Market Approach	EV to revenue multiple Discount OPM - Volatility	2.92x - 3.02x (weighted average 3.04x) 25% 20% - 40% (weighted average 31.90%)
Total	$3,445,681

* A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of a portfolio's Level 3 securities as of September 30, 2019, could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Prior/recent transactions	Increase	Decrease
Investment in affiliated underlying funds. Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Aggressive Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Growth Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
500 Index Trust
John Hancock Collateral Trust	330,763	17,872,458	(17,409,622)	793,599	—	—	$4,475	$52	$7,941,306
Active Bond Trust
John Hancock Collateral Trust	399,399	13,788,909	(13,421,759)	766,549	—	—	$1,673	$(556)	$7,670,624
Blue Chip Growth Trust
John Hancock Collateral Trust	3,608,891	20,281,527	(23,616,078)	274,340	—	—	$10,890	$(2,242)	$2,745,243
Capital Appreciation Trust
John Hancock Collateral Trust	883,269	13,245,616	(12,749,247)	1,379,638	—	—	$5,578	$(1,407)	$13,805,626
Capital Appreciation Value Trust
John Hancock Collateral Trust	192,039	4,649,187	(4,463,344)	377,882	—	—	$326	$(161)	$3,781,350
Core Bond Trust
John Hancock Collateral Trust	482,493	14,141,890	(14,075,292)	549,091	—	—	$585	$(43)	$5,494,586
Emerging Markets Value Trust
John Hancock Collateral Trust	321,844	3,670,543	(3,619,817)	372,570	—	—	$1,249	$(108)	$3,728,195
Equity Income Trust
John Hancock Collateral Trust	1,795,375	22,280,086	(22,665,081)	1,410,380	—	—	$7,231	$(173)	$14,113,249
Global Trust
John Hancock Collateral Trust	556,054	9,208,715	(9,269,449)	495,320	—	—	$2,164	$(303)	$4,956,521
High Yield Trust
John Hancock Collateral Trust	590,785	7,764,874	(6,948,698)	1,406,961	—	—	$2,734	$(389)	$14,079,036
International Equity Index Trust
John Hancock Collateral Trust	1,235,104	16,408,193	(15,462,008)	2,181,289	—	—	$4,909	$(990)	$21,827,501
International Small Company Trust
John Hancock Collateral Trust	903,427	1,554,241	(1,690,168)	767,500	—	—	$2,548	$817	$7,680,147
International Value Trust
John Hancock Collateral Trust	415,182	14,697,226	(14,905,741)	206,667	—	—	$2,032	$(206)	$2,068,053
Investment Quality Bond Trust
John Hancock Collateral Trust	10,804	1,027,302	(877,436)	160,670	—	—	$(140)	$(78)	$1,607,781
Lifestyle Aggressive Portfolio
John Hancock Collateral Trust	55,274	1,475,167	(1,530,441)	—	—	—	$235	$32	—

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	1,485,586	195,783	(242,416)	1,438,953	$202,892	$1,357,994	$629,235	$2,242,284	$27,239,377
					$202,892	$1,357,994	$629,470	$2,242,316	$27,239,377
Lifestyle Balanced Portfolio
Select Bond	35,456,668	2,258,740	(2,487,761)	35,227,647	$4,862,061	—	$529,187	$36,476,576	$493,187,052
Strategic Equity Allocation	25,731,123	2,707,938	(2,385,862)	26,053,199	3,675,897	$24,603,529	5,846,848	42,675,403	493,187,051
					$8,537,958	$24,603,529	$6,376,035	$79,151,979	$986,374,103
Lifestyle Conservative Portfolio
Select Bond	11,092,242	1,130,428	(1,568,217)	10,654,453	$1,437,920	—	$(172,685)	$11,201,056	$149,162,339
Strategic Equity Allocation	2,121,271	572,715	(727,918)	1,966,068	274,695	$1,838,591	2,722,291	1,246,377	37,217,672
					$1,712,615	$1,838,591	$2,549,606	$12,447,433	$186,380,011
Lifestyle Growth Portfolio
Select Bond	136,878,053	2,741,799	(11,000,434)	128,619,418	$17,955,011	—	(4,008,457)	$142,904,494	1,800,671,852
Strategic Equity Allocation	233,132,290	14,574,187	(21,353,099)	226,353,378	31,681,266	212,049,184	60,212,886	376,874,054	4,284,869,445
					$49,636,277	$212,049,184	$56,204,429	$519,778,548	$6,085,541,297
Lifestyle Moderate Portfolio
Select Bond	13,223,398	1,212,027	(1,360,173)	13,075,252	$1,801,707	—	$150,983	$13,617,823	$183,053,529
Strategic Equity Allocation	6,326,739	947,315	(833,103)	6,440,951	902,538	$6,040,877	2,225,265	9,791,610	121,927,206
					$2,704,245	$6,040,877	$2,376,248	$23,409,433	$304,980,735
Managed Volatility Aggressive Portfolio
Blue Chip Growth	1,028,854	272,950	(205,639)	1,096,165	$2,778	$5,037,966	$805,233	$(59,726)	$34,584,015
Capital Appreciation	272,706	—	(272,706)	—	—	—	64,821	511,166	—
Emerging Markets Equity	2,763,999	990	(289,482)	2,475,507	—	—	444,286	2,623,818	25,943,317
Equity Income	2,347,297	425,136	(305,722)	2,466,711	279,736	3,239,792	(1,268,489)	3,416,101	35,668,638
Fundamental Large Cap Core	794,778	76,406	(115,487)	755,697	—	—	(780,255)	7,542,558	35,956,041
Fundamental Large Cap Value	308,571	—	(308,571)	—	—	—	(133,821)	864,833	—
Mid Cap Stock	755,854	195,166	(194,753)	756,267	—	1,988,139	430,666	257,151	12,735,540
Mid Value	1,282,606	385,160	(172,494)	1,495,272	82,511	1,797,537	(505,261)	(90,801)	13,397,636
Multifactor Developed International ETF	506,859	3	(11,697)	495,165	302,722	—	2,758	1,166,663	13,779,303
Multifactor Emerging Markets ETF	490,805	42	(34,689)	456,158	82,112	—	17,137	570,285	11,146,038
Multifactor Large Cap ETF	595,345	4	(55,423)	539,926	183,877	—	530,302	3,223,011	20,749,356
Multifactor Mid Cap ETF	297,249	—	(27,465)	269,784	47,372	—	230,272	1,642,672	9,933,447
Multifactor Small Cap ETF	573,906	4,774	(23,078)	555,602	67,295	—	(21,684)	2,053,938	14,528,881
Small Cap Growth	294,838	53,295	(62,201)	285,932	—	—	(286,655)	647,424	4,483,419
Small Cap Value	273,967	66,961	(57,468)	283,460	21,117	343,905	(281,989)	631,662	4,762,126
Strategic Equity Allocation	3,866,417	563,328	(475,148)	3,954,597	546,602	3,658,515	1,111,764	5,784,281	74,860,528
					$1,616,122	$16,065,854	$359,085	$30,785,036	$312,528,285
Managed Volatility Balanced Portfolio
Blue Chip Growth	8,416,064	1,573,691	(1,590,260)	8,399,495	$21,030	$38,136,962	$8,865,805	$115,300	$265,004,070
Bond	54,752,397	1,680,033	(4,786,358)	51,646,072	23,332,920	—	3,534,529	54,204,411	840,798,047
Capital Appreciation	1,672,193	—	(1,672,193)	—	—	—	594,679	3,134,521	—
Core Bond	22,946,493	358,853	(1,752,260)	21,553,086	2,637,392	—	(792,039)	21,854,640	292,044,317
Emerging Markets Equity	19,624,227	116,363	(728,540)	19,012,050	—	—	1,369,480	21,091,165	199,246,286
Equity Income	19,122,671	2,751,405	(3,195,934)	18,678,142	2,106,495	24,396,546	(5,675,690)	24,838,061	270,085,938
Fundamental Large Cap Core	6,158,331	823,546	(383,723)	6,598,154	—	—	(2,136,682)	55,578,599	313,940,168
Fundamental Large Cap Value	3,583,025	—	(3,583,025)	—	—	—	(3,742,036)	11,793,685	—
Global Conservative Absolute Return	2,147,306	—	(2,147,306)	—	—	—	(739,055)	1,389,602	—
John Hancock Collateral Trust	—	277,252	(277,252)	—	—	—	(19)	—	—
Mid Cap Stock	4,285,336	791,252	(1,086,011)	3,990,577	—	10,373,207	4,493,414	427,224	67,201,322
Mid Value	7,233,502	1,579,622	(888,664)	7,924,460	428,995	9,345,774	(3,187,356)	830,642	71,003,162
Multifactor Developed International ETF	4,003,892	342,993	(41,428)	4,305,457	2,562,628	—	67,338	9,159,932	119,810,966
Multifactor Emerging Markets ETF	3,458,359	80,576	(19,884)	3,519,051	578,583	—	(10,677)	4,281,997	85,986,604
Multifactor Large Cap ETF	5,133,964	22	(856,737)	4,277,249	1,411,004	—	7,741,617	23,861,750	164,374,679
Multifactor Mid Cap ETF	3,271,665	87	(269,368)	3,002,384	520,492	—	2,267,399	18,384,238	110,547,779
Multifactor Small Cap ETF	3,387,351	27,854	(136,101)	3,279,104	396,431	—	(149,480)	12,122,487	85,747,914
Select Bond	162,209,254	4,566,818	(13,755,017)	153,021,055	21,198,200	—	(3,992,395)	167,505,138	2,142,294,776
Small Cap Growth	2,523,885	172,095	(492,346)	2,203,634	—	—	(2,168,070)	5,525,322	34,552,978

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Small Cap Value	2,339,909	358,796	(463,869)	2,234,836	$164,789	$2,683,689	(2,188,530)	$5,413,501	$37,545,251
Strategic Equity Allocation	87,107,199	6,135,741	(15,356,892)	77,886,048	11,004,616	73,656,143	101,693,308	59,943,076	1,474,382,885
					$66,363,575	$158,592,321	$105,845,540	$501,455,291	$6,574,567,142
Managed Volatility Conservative Portfolio
Blue Chip Growth	742,753	192,640	(212,828)	722,565	$1,787	$3,240,023	$1,428,170	$(611,538)	$22,796,940
Bond	14,965,406	560,374	(1,527,233)	13,998,547	6,322,747	—	989,469	14,609,440	227,896,346
Capital Appreciation	239,578	—	(239,578)	—	—	—	(12,104)	536,703	—
Core Bond	6,252,703	140,725	(562,905)	5,830,523	714,944	—	(339,445)	6,013,657	79,003,588
Emerging Markets Equity	856,015	222,863	(48,939)	1,029,939	—	—	92,748	966,008	10,793,756
Equity Income	1,645,897	370,753	(432,525)	1,584,125	178,288	2,064,855	(1,363,132)	3,046,351	22,906,449
Fundamental Large Cap Core	528,300	85,098	(139,671)	473,727	—	—	(925,595)	5,451,712	22,539,940
Fundamental Large Cap Value	263,907	—	(263,907)	—	—	—	(261,884)	867,785	—
Global Conservative Absolute Return	605,449	—	(605,449)	—	—	—	(200,763)	383,026	—
Multifactor Developed International ETF	18,829	—	(350)	18,479	11,246	—	609	42,882	514,228
Multifactor Emerging Markets ETF	147,175	38,634	(7)	185,802	24,622	—	(2)	188,402	4,539,998
Multifactor Large Cap ETF	333,512	7	(26,762)	306,757	102,547	—	15,728	2,092,747	11,788,672
Multifactor Mid Cap ETF	429,501	18	(40,992)	388,527	67,712	—	19,625	2,688,152	14,305,564
Multifactor Small Cap ETF	344,636	5	(11,606)	333,035	40,965	—	(10,672)	1,228,450	8,708,799
Select Bond	44,241,551	1,397,724	(4,170,752)	41,468,523	5,753,592	—	76,698	44,072,671	580,559,321
Strategic Equity Allocation	5,990,400	825,699	(1,492,378)	5,323,721	758,114	5,074,215	2,475,824	8,633,138	100,778,045
					$13,976,564	$10,379,093	$1,985,274	$90,209,586	$1,107,131,646
Managed Volatility Growth Portfolio
Blue Chip Growth	12,595,838	2,146,957	(2,252,167)	12,490,628	$31,375	$56,897,297	$18,761,286	$(5,166,840)	$394,079,322
Bond	39,444,500	1,602,374	(3,693,530)	37,353,344	16,916,735	—	2,846,135	39,053,249	608,112,441
Capital Appreciation	1,332,976	—	(1,332,976)	—	—	—	343,039	2,498,614	—
Core Bond	16,565,841	480,134	(1,424,734)	15,621,241	1,914,412	—	(855,444)	16,165,732	211,667,809
Emerging Markets Equity	39,382,661	123,517	(568,852)	38,937,326	—	—	1,140,713	43,899,700	408,063,182
Equity Income	28,539,165	3,629,767	(4,063,347)	28,105,585	3,135,779	36,317,281	4,400,822	24,277,035	406,406,766
Fundamental Large Cap Core	10,425,409	933,342	(527,154)	10,831,597	—	—	(2,803,040)	93,009,366	515,367,405
Fundamental Large Cap Value	2,552,052	80,776	(2,632,828)	—	—	—	216,221	6,366,482	—
Global Conservative Absolute Return	2,232,397	—	(2,232,397)	—	—	—	(720,755)	1,398,665	—
John Hancock Collateral Trust	—	236,648	(236,648)	—	—	—	86	—	—
Mid Cap Stock	9,056,694	1,521,470	(1,999,964)	8,578,200	—	22,366,946	9,374,450	1,246,803	144,456,896
Mid Value	15,528,178	2,797,631	(1,252,842)	17,072,967	921,776	20,081,129	(3,849,010)	(1,499,709)	152,973,781
Multifactor Developed International ETF	9,838,683	44	(442,725)	9,396,002	5,703,880	—	92,048	22,590,628	261,469,125
Multifactor Emerging Markets ETF	7,143,056	42,408	(24,529)	7,160,935	1,195,033	—	(11,644)	8,728,898	174,974,582
Multifactor Large Cap ETF	7,728,647	148	(577,414)	7,151,381	2,353,986	—	5,382,952	43,315,171	274,827,572
Multifactor Mid Cap ETF	4,790,021	590,432	(175,730)	5,204,723	874,035	—	1,543,671	29,661,340	191,637,901
Multifactor Small Cap ETF	7,078,166	31,869	(292,340)	6,817,695	825,345	—	(323,660)	25,314,915	178,281,361
Select Bond	117,024,515	6,670,151	(12,411,169)	111,283,497	15,439,497	—	(2,691,455)	121,435,262	1,557,968,953
Small Cap Growth	4,296,673	138,064	(647,360)	3,787,377	—	—	(2,768,642)	8,518,257	59,386,070
Small Cap Value	3,996,832	460,574	(542,640)	3,914,766	284,551	4,634,089	(2,060,549)	7,536,584	65,768,063
Strategic Equity Allocation	157,744,193	8,242,811	(28,581,850)	137,405,154	19,389,275	129,776,378	188,380,681	103,967,903	2,601,079,560
					$68,985,679	$270,073,120	$216,397,905	$592,318,055	$8,206,520,789
Managed Volatility Moderate Portfolio
Blue Chip Growth	2,180,947	419,778	(441,181)	2,159,544	$5,403	$9,798,714	$2,927,795	$(521,607)	$68,133,605
Bond	19,171,858	510,073	(1,868,003)	17,813,928	8,084,923	—	1,277,284	18,715,492	290,010,742
Capital Appreciation	1,040,639	—	(1,040,639)	—	—	—	456,756	1,799,009	—
Core Bond	8,040,543	70,988	(672,098)	7,439,433	910,807	—	(349,576)	7,647,641	100,804,320
Emerging Markets Equity	3,568,536	55,218	(109,352)	3,514,402	—	—	213,140	3,889,994	36,830,934
Equity Income	4,932,510	755,509	(904,280)	4,783,739	540,675	6,261,875	(3,518,771)	8,502,907	69,172,863
Fundamental Large Cap Core	1,414,322	284,020	(107,137)	1,591,205	—	—	(601,995)	12,958,380	75,709,535
Fundamental Large Cap Value	1,173,376	—	(1,173,376)	—	—	—	(1,439,959)	3,996,632	—
Global Conservative Absolute Return	833,043	—	(833,043)	—	—	—	(285,798)	537,306	—

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Mid Cap Stock	1,128,408	221,007	(279,001)	1,070,414	—	$2,771,703	$1,197,068	$127,272	$18,025,776
Mid Value	1,937,472	466,301	(294,439)	2,109,334	$114,594	2,496,470	(305,851)	(291,052)	18,899,632
Multifactor Developed International ETF	509,781	116,822	(42)	626,561	347,644	—	89	1,212,504	17,435,752
Multifactor Emerging Markets ETF	625,592	19,083	—	644,675	104,662	—	—	775,771	15,752,376
Multifactor Large Cap ETF	1,128,329	11	(95,905)	1,032,435	347,326	—	41,590	7,073,101	39,676,477
Multifactor Mid Cap ETF	412,022	5	(19,767)	392,260	66,246	—	18,542	2,603,595	14,443,013
Multifactor Small Cap ETF	459,077	—	(5,723)	453,354	55,028	—	(5,802)	1,626,345	11,855,116
Select Bond	56,796,425	1,098,817	(5,063,327)	52,831,915	7,322,605	—	(1,453,674)	58,186,151	739,646,814
Small Cap Growth	590,961	63,982	(124,441)	530,502	—	—	(522,013)	1,319,453	8,318,267
Small Cap Value	550,497	92,511	(115,513)	527,495	38,969	634,634	(772,689)	1,549,820	8,861,908
Strategic Equity Allocation	20,940,003	1,481,175	(4,105,798)	18,315,380	2,594,445	17,365,147	27,583,800	11,422,442	346,710,135
					$20,533,327	$39,328,543	$24,459,936	$143,131,156	$1,880,287,265
Mid Cap Index Trust
John Hancock Collateral Trust	4,164,314	19,750,134	(20,360,713)	3,553,735	—	—	$17,140	$(2,061)	$35,561,156
Mid Cap Stock Trust
John Hancock Collateral Trust	3,903,774	54,401,522	(53,737,772)	4,567,524	—	—	$14,714	$(3,621)	$45,705,839
Mid Value Trust
John Hancock Collateral Trust	2,358,798	23,671,076	(23,313,346)	2,716,528	—	—	$8,452	$(1,699)	$27,183,482
Mutual Shares Trust
John Hancock Collateral Trust	16,497	3,402,304	(3,261,481)	157,320	—	—	$183	$(88)	$1,574,253
Science & Technology Trust
John Hancock Collateral Trust	5,649,695	35,941,109	(36,607,070)	4,983,734	—	—	$12,388	$(4,019)	$49,870,726
Select Bond Trust
John Hancock Collateral Trust	7,675,190	230,029,753	(234,969,472)	2,735,471	—	—	$17,380	$(6,475)	$27,373,041
Short Term Government Income Trust
John Hancock Collateral Trust	1,474,568	653,209	(2,127,777)	—	—	—	$2,149	$(147)	—
Small Cap Index Trust
John Hancock Collateral Trust	3,419,182	8,723,281	(8,903,015)	3,239,448	—	—	$11,855	$645	$32,416,185
Small Cap Opportunities Trust
John Hancock Collateral Trust	145,104	942,305	(900,872)	186,537	—	—	$514	$(99)	$1,866,621
Small Cap Stock Trust
John Hancock Collateral Trust	2,296,064	17,312,738	(16,693,927)	2,914,875	—	—	$10,119	$(2,280)	$29,168,280
Small Cap Value Trust
John Hancock Collateral Trust	475,003	6,292,791	(6,212,499)	555,295	—	—	$1,741	$(468)	$5,556,666
Small Company Value Trust
John Hancock Collateral Trust	548,433	5,084,889	(4,822,976)	810,346	—	—	$1,297	$(519)	$8,108,891
Strategic Equity Allocation Trust
John Hancock Collateral Trust	10,513,309	130,806,173	(124,237,403)	17,082,079	—	—	$27,372	$(836)	$170,935,240
Strategic Income Opportunities Trust
John Hancock Collateral Trust	556,354	7,120,685	(7,407,909)	269,130	—	—	$2,321	$(389)	$2,693,106
Total Bond Market Trust
John Hancock Collateral Trust	293,633	3,894,452	(3,327,434)	860,651	—	—	$947	$(57)	$8,612,272
Total Stock Market Index Trust
John Hancock Collateral Trust	886,116	4,772,304	(4,546,956)	1,111,464	—	—	$3,336	$(515)	$11,122,085
Ultra Short Term Bond Trust
John Hancock Collateral Trust	132,459	6,917,492	(6,953,227)	96,724	—	—	$1,197	$(111)	$967,888
Utilities Trust
John Hancock Collateral Trust	909,916	8,093,910	(8,245,010)	758,816	—	—	$3,559	$(533)	$7,593,248
Investment in affiliates of advisor. Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Equity Index Trust
Manulife Financial Corp.	71,400	1,900	(3,900)	69,400	$34,766	—	$(73,362)	$370,127	$1,272,914

Direct placement securities. The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at September 30, 2019:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Trust
Acerta Pharma BV, Class B	2-8-16	$128,018	4,276,305	—	—	4,276,305	0.1%	$391,282
Doximity, Inc.	4-10-14	152,390	31,611	—	—	31,611	0.1%	182,395
JAND, Inc., Class A	4-23-15	170,752	14,867	—	—	14,867	0.1%	245,752
JAND, Inc., Series D	4-23-15	381,289	33,198	—	—	33,198	0.2%	548,763
								$1,368,192
Mid Cap Stock Trust
Coupang LLC	11-20-14	$3,902,615	1,177,710	—	—	1,177,710	0.9%	$6,713,889
DraftKings, Inc.	12-4-14	1,551,991	1,058,486	—	—	1,058,486	0.4%	2,942,591
Essence Group Holdings Corp.	5-1-14	2,731,549	1,663,188	—	—	1,663,188	0.7%	5,039,460
JAND, Inc., Class A	4-23-15	345,543	28,798	—	—	28,798	0.1%	476,031
JAND, Inc., Series D	4-23-15	771,614	64,307	—	—	64,307	0.2%	1,062,995
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.2%	1,310,329
MarkLogic Corp., Series F	4-27-15	2,909,989	253,035	—	—	253,035	0.3%	2,489,864
The Honest Company, Inc., Series C	8-20-14	2,080,622	75,561	—	—	75,561	0.3%	2,432,309
The We Company, Inc., Series D1	12-8-14	1,983,758	103,140	—	(10,807)	92,333	0.4%	3,178,564
The We Company, Inc., Series D2	12-8-14	1,700,068	81,039	—	—	81,039	0.4%	2,789,768
								$28,435,800
Science & Technology Trust
Airbnb, Inc., Series E	7-14-15	$802,846	8,624	—	—	8,624	0.1%	$949,416
DiDi Chuxing, Inc.	10-19-15	260,905	9,513	—	—	9,513	0.1%	484,517
								$1,433,933
Small Cap Stock Trust
DraftKings, Inc.	7-13-15	$1,234,765	327,094	—	—	327,094	0.3%	$909,321
MarkLogic Corp., Series F	4-27-15	1,781,885	153,423	—	—	153,423	0.5%	1,509,682
The Honest Company, Inc., Series D	8-3-15	1,233,280	26,954	—	—	26,954	0.4%	1,026,678
								$3,445,681
The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the Securities and Exchange Commission’s (SEC) website at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.